Filed with the Securities and Exchange Commission on April 5, 2021
REGISTRATION NO. 333-162673
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 33
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 187
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(602) 385-7854
(Name, address and telephone number of agent for service)
COPIES TO:
RICHARD H. KIRK
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-3707
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 2021 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

PRUCO LIFE INSURANCE COMPANY
A Prudential Financial Company
751 Broad Street, Newark, NJ 07102-3777
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY X SERIESSM (“X SERIES”)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY B SERIESSM (“B SERIES”)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY L SERIESSM (“L SERIES”)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY C SERIESSM (“C SERIES”)
(For Annuities purchased prior to February 25, 2013)
Flexible Premium Deferred Annuities
PROSPECTUS: APRIL 30, 2021
This prospectus describes four different flexible premium deferred annuity classes offered by Pruco Life Insurance Company (“Pruco Life”, “we”, “our”, or “us”). This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional. For convenience in this prospectus, we sometimes refer to each of these annuity contracts as an “Annuity”, and to the annuity contracts collectively as the “Annuities.” We also sometimes refer to each class by its specific name (e.g., the “B Series”). If you are receiving this prospectus, it is because you currently own one of these Annuities. These Annuities are no longer offered for new sales. Each Annuity may be offered as an individual annuity contract or as an interest in a group annuity. Each Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. Each Annuity or certain of its investment options and/or features may not be available in all states. Financial professionals may be compensated for the sale of each Annuity. Selling broker-dealer firms through which each Annuity is sold may not make available or may not recommend all the Annuities and/or benefits described in this prospectus. In addition, selling broker-dealer firms may decline to recommend to customers certain of the optional features and Investment Options offered generally under the Annuity or may impose restrictions (e.g., a lower maximum issue age for certain Annuities and/or optional benefits). Please speak to your financial professional for further details. The guarantees provided by the optional benefits are the obligations of and subject to the claims paying ability of Pruco Life. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. Because the X Series Annuity grants Purchase Credits with respect to certain Purchase Payments you make, the expenses of the X Series Annuity are higher than expenses for an Annuity without a Purchase Credit. In addition, the amount of the Purchase Credits that you receive under the X Series Annuity may be more than offset over time by the additional fees and charges associated with the Purchase Credit.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically anytime at our website www.prudential.com. You may elect to receive all future shareholder reports in paper free of charge by calling 1-888-778-2888. Your election to receive reports in paper will apply to all portfolios available under your contract.
THE SUB-ACCOUNTS
The Pruco Life Flexible Premium Variable Annuity Account is a Separate Account of Pruco Life, and is the investment vehicle in which your Purchase Payments invested in the Sub-accounts are held. Each Sub-account of the Pruco Life Flexible Premium Variable Annuity Account invests in an underlying mutual fund – see the following page for a complete list of the Sub-accounts. Currently, portfolios of Advanced Series Trust are being offered. Certain Sub-accounts are not available if you participate in an optional living benefit – see “Limitations With Optional Benefits” later in this prospectus for details.
PLEASE READ THIS PROSPECTUS
This prospectus sets forth information about the Annuities that you should know before investing. Please read this prospectus and the current prospectus for the underlying mutual funds. Keep them for future reference. If you purchased one of the Annuities as a replacement for an existing variable annuity or variable life policy, or a fixed insurance policy, you should consider any surrender or penalty charges you may incur and any benefits you may also be forfeiting when replacing your existing coverage and that this Annuity may be subject to a Contingent Deferred Sales Charge if you elect to surrender the Annuity or take a partial withdrawal. You should consider your need to access the Annuity’s Account Value and whether the Annuity’s liquidity features will satisfy that need. Please note that if you are investing in this Annuity through a tax-advantaged retirement plan (such as an Individual Retirement Account or 401(k) plan), you will get no additional tax advantage through the Annuity itself.

PPRT2PROS

AVAILABLE INFORMATION
We have also filed a Statement of Additional Information dated the same date as this prospectus that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described at the end of this prospectus – see Table of Contents. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at no cost to you by contacting us. These documents, as well as documents incorporated by reference, may also be obtained through the SEC’s website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see the section of this prospectus entitled “How to Contact Us” later in this prospectus for our Service Office address.
In compliance with U.S. law, Pruco Life delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, and are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Government Money Market Sub-account.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PRUDENTIAL, PRUDENTIAL FINANCIAL, PRUDENTIAL ANNUITIES AND THE ROCK LOGO ARE SERVICEMARKS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND ITS AFFILIATES. OTHER PROPRIETARY PRUDENTIAL MARKS MAY BE DESIGNATED AS SUCH THROUGH USE OF THE SM OR ® SYMBOLS.

FOR FURTHER INFORMATION CALL: 1-888-PRU-2888 OR GO TO OUR WEBSITE AT WWW.PRUDENTIAL.COM

Prospectus dated: April 30, 2021	Statement of Additional Information dated: April 30, 2021

VARIABLE INVESTMENT OPTIONS

Advanced Series Trust
AST Academic Strategies Asset Allocation Portfolio1,*
AST Advanced Strategies Portfolio1,*
AST AllianzGI World Trends Portfolio1,*
AST Balanced Asset Allocation Portfolio1,*
AST BlackRock Global Strategies Portfolio1,*
AST BlackRock Low Duration Bond Portfolio3,*
AST BlackRock/Loomis Sayles Bond Portfolio3,*
AST Bond Portfolio 20212,*
AST Bond Portfolio 20222,*
AST Bond Portfolio 20232,*
AST Bond Portfolio 20242,*
AST Bond Portfolio 20252,*
AST Bond Portfolio 20262,*
AST Bond Portfolio 20272,*
AST Bond Portfolio 20282,*
AST Bond Portfolio 20292,*
AST Bond Portfolio 20302,*
AST Bond Portfolio 20312,*
AST Bond Portfolio 20322,*
AST Capital Growth Asset Allocation Portfolio1,*
AST ClearBridge Dividend Growth Portfolio3,*
AST Cohen & Steers Global Realty Portfolio3,*
AST Cohen & Steers Realty Portfolio3,*
AST Emerging Markets Equity Portfolio3,*
AST Fidelity Institutional AM® Quantitative Portfolio1,5,*
AST Franklin 85/15 Diversified Allocation Portfolio[4,6]
AST Global Bond Portfolio*
AST Goldman Sachs Small-Cap Value Portfolio3,*
AST Government Money Market Portfolio3,*
AST High Yield Portfolio3,*
AST Hotchkis & Wiley Large-Cap Value Portfolio3,*
AST International Growth Portfolio3*
AST International Value Portfolio3,*
AST Investment Grade Bond Portfolio2,*
AST J.P. Morgan Global Thematic Portfolio1,*
AST J.P. Morgan International Equity Portfolio3,*
AST J.P. Morgan Tactical Preservation Portfolio,*
AST Jennison Large-Cap Growth Portfolio[3]
AST Large-Cap Core Portfolio[4]

AST Loomis Sayles Large-Cap Growth Portfolio3,*
AST MFS Global Equity Portfolio3,*
AST MFS Growth Allocation Portfolio1,*
AST MFS Growth Portfolio3,*
AST MFS Large-Cap Value Portfolio3,*
AST Mid-Cap Growth Portfolio3,*
AST Mid-Cap Value Portfolio3,*
AST Preservation Asset Allocation Portfolio1,*
AST Prudential Core Bond Portfolio3,*
AST Prudential Growth Allocation Portfolio1,*
AST QMA US Equity Alpha Portfolio3,*
AST Quantitative Modeling Portfolio4,*
AST Small-Cap Growth Opportunities Portfolio3,*
AST Small-Cap Growth Portfolio3,*
AST Small-Cap Value Portfolio3,*
AST T. Rowe Price Asset Allocation Portfolio1,*
AST T. Rowe Price Growth Opportunities Portfolio4,6,*
AST T. Rowe Price Large-Cap Growth Portfolio3,*
AST T. Rowe Price Large-Cap Value Portfolio*
AST T. Rowe Price Natural Resources Portfolio3,*
AST Wellington Management Hedged Equity Portfolio1,*
AST Western Asset Core Plus Bond Portfolio3,*
AST Western Asset Emerging Markets Debt Portfolio4,*
Prudential Series Funds
PSF Small-Cap Stock Index Portfolio – Class I4
PSF Stock Index Portfolio – Class I4

* These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits. Please see your prospectus under “Variable Investment Options” in the “Investment Options” section for information about the potential impact of the formula on the Portfolios.
(1) Available with all living and death benefits.
(2) The variable investment option is not available for allocation of Purchase Payments or contract owner transfers.
(3) Not available with HDI v2.1 and 2.0 Suite of benefits.
(4) Not available if you purchased any optional benefit.
(5) Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
(6) Not available with the X Series product.

(i)

EXCEPTIONS TO AMOUNT OF DEATH BENEFIT	93
SPOUSAL CONTINUATION OF ANNUITY	94
PAYMENT OF DEATH BENEFITS	94
BENEFICIARY CONTINUATION OPTION	95
VALUING YOUR INVESTMENT	97
VALUING THE SUB-ACCOUNTS	97
PROCESSING AND VALUING TRANSACTIONS	97
TAX CONSIDERATIONS	99
NONQUALIFIED ANNUITIES	99
QUALIFIED ANNUITIES	102
OTHER INFORMATION	109
PRUCO LIFE AND THE SEPARATE ACCOUNT	109
LEGAL STRUCTURE OF THE UNDERLYING PORTFOLIOS	111
DISTRIBUTION OF ANNUITIES OFFERED BY PRUCO LIFE	112
FINANCIAL STATEMENTS	114
INDEMNIFICATION	114
LEGAL PROCEEDINGS	114
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	114
HOW TO CONTACT US	115

APPENDIX A – ACCUMULATION UNIT VALUES	A-1
APPENDIX B – SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES	B-1
APPENDIX C – HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT, HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT WITH LIFETIME INCOME ACCELERATOR, AND SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT – NO LONGER AVAILABLE FOR NEW ELECTIONS	C-1
APPENDIX D – HIGHEST DAILY LIFETIME INCOME, HIGHEST DAILY LIFETIME INCOME WITH LIA AND SPOUSAL HIGHEST DAILY LIFETIME INCOME – NO LONGER AVAILABLE FOR NEW ELECTIONS	D-1
APPENDIX E – HIGHEST DAILY LIFETIME INCOME 2.0, HIGHEST DAILY LIFETIME INCOME 2.0 WITH LIFETIME INCOME ACCELERATOR, SPOUSAL HIGHEST DAILY LIFETIME INCOME 2.0, HIGHEST DAILY LIFETIME INCOME 2.0 WITH HIGHEST DAILY DEATH BENEFIT, AND SPOUSAL HIGHEST DAILY LIFETIME INCOME 2.0 WITH HIGHEST DAILY DEATH BENEFIT – NO LONGER AVAILABLE FOR NEW ELECTIONS	E-1
APPENDIX F: OPTIONAL DEATH BENEFITS	F-1
APPENDIX G: FORMULA FOR GRO PLUS II	G-1
APPENDIX H – FORMULA FOR HIGHEST DAILY GRO II	H-1
APPENDIX I – FORMULA FOR HIGHEST DAILY LIFETIME INCOME V2.1 SUITE, HIGHEST DAILY LIFETIME INCOME 2.0 SUITE, HIGHEST DAILY LIFETIME INCOME SUITE AND HIGHEST DAILY LIFETIME 6 PLUS SUITE OF LIVING BENEFITS	I-1

(ii)

GLOSSARY OF TERMS
We set forth here definitions of some of the key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the section of the prospectus that uses such terms.
Account Value: The total value of all allocations to the Sub-accounts and/or the Market Value Adjustment Options on any Valuation Day. The Account Value is determined separately for each Sub-account and for each Market Value Adjustment Option, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each Market Value Adjustment Option will be calculated using an Market Value Adjustment factor, if applicable.
Accumulation Period: The period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date.
Annual Income Amount: This is the annual amount of income for which you are eligible for life under the optional benefits.
Annuitant: The natural person upon whose life annuity payments are based.
Annuitization: Annuitization is the process by which you direct us to apply the Unadjusted Account Value to one of the available annuity options to begin making periodic payments.
Annuity Date: The date on which we apply your Unadjusted Account Value to the applicable annuity option and begin the payout period. As discussed in the Annuity Options section, there is an age by which you must begin receiving annuity payments, which we call the “Latest Annuity Date.”
Annuity Year: The first Annuity Year begins on the Issue Date and continues through and includes the day immediately preceding the first anniversary of the Issue Date. Subsequent Annuity Years begin on the anniversary of the Issue Date and continue through and include the day immediately preceding the next anniversary of the Issue Date.
Beneficiary(ies): The natural person(s) or entity(ies) designated as the recipient(s) of the Death Benefit or to whom any remaining period certain payments may be paid in accordance with the annuity payout options section of this Annuity.
Beneficiary Annuity: You may purchase an Annuity if you are a Beneficiary of an account that was owned by a decedent, subject to the requirements discussed in this prospectus. You may transfer the proceeds of the decedent’s account into one of the Annuities described in this prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a non-qualified Beneficiary Annuity.
Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.
Contingent Annuitant: The natural person named to become the Annuitant upon the death of Annuitant prior to the Annuity Date. A Contingent Annuitant may be named only in limited circumstances involving an Annuity issued to a Custodial Account or to a tax-qualified retirement plan.
Contingent Deferred Sales Charge (“CDSC”): This is a sales charge that may be deducted when you make a surrender or take a partial withdrawal from your Annuity. We refer to this as a “contingent” charge because it is imposed only if you surrender or take a withdrawal from your Annuity. The charge is a percentage of each applicable Purchase Payment that is being surrendered or withdrawn.
Custodial Account: A trust or custodial account that qualifies as an individual retirement account as defined in Section 408(a) of the Code, including a Roth IRA that satisfies the definitions in Sections 408(a) and 408A of the Code.
Dollar Cost Averaging (“DCA”) Market Value Adjustment Option: An Investment Option that offers a fixed rate of interest for a specified period. The DCA Market Value Adjustment Option is used only with our 6 or 12 Month Dollar Cost Averaging Program, under which the Purchase Payments that you have allocated to that DCA Market Value Adjustment Option are transferred to the designated Sub-accounts over a 6 month or 12 month period. Withdrawals or transfers from the DCA Market Value Adjustment Option will be subject to a Market Value Adjustment if made other than pursuant to the 6 or 12 Month DCA Program.
Due Proof of Death: Due Proof of Death is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claims forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Excess Income: All or a portion of a Lifetime Withdrawal that exceeds the Annual Income Amount for that benefit year is considered excess income (“Excess Income”). Each withdrawal of Excess Income proportionally reduces the Annual Income Amount for future benefit years.
Free Look: The right to examine your Annuity, during a limited period of time, to decide if you want to keep it or cancel it. The length of this time period, and the amount of refund, depends on applicable law and thus may vary by state. In addition, there is a different Free Look period that applies if your Annuity is held within an IRA or if your Annuity was sold to you as a replacement of a life insurance policy or another annuity contract. In your Annuity contract, your Free Look right is referred to as your “Right to Cancel.”
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Service Office: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do
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not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Guarantee Period: The period of time during which we credit a fixed rate of interest to an Market Value Adjustment Option.
Investment Option: A Sub-account or Market Value Adjustment Option available as of any given time to which Account Value may be allocated.
Issue Date: The effective date of your Annuity.
Key Life: Under the Beneficiary Continuation Option, or the Beneficiary Annuity, the person whose life expectancy is used to determine the required distributions.
Market Value Adjustment: A positive or negative adjustment used to determine the Account Value in an Market Value Adjustment Option.
Market Value Adjustment Options: Investment Options to which a fixed rate of interest is credited for a specified Guarantee Period and to which an Market Value Adjustment may apply. The Market Value Adjustment Options consist of (a) the DCA Market Value Adjustment Option used with our 6 or 12 Month DCA Program and (b) the “Long-Term Market Value Adjustment Options”, under which Guarantee Periods of different yearly lengths are offered. The Market Value Adjustment feature of your Annuity is now described in a separate prospectus covering the Market Value Adjusted Fixed Allocation Investment Option.
Maturity Date: With respect to an Market Value Adjustment Option, the last day in a Guarantee Period.
Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or individual named as having ownership rights in relation to the Annuity. In certain states, with an Annuity issued as a certificate under a group annuity contract, the “Owner” refers to the person or entity that has the rights and benefits designated to the “participant” in the certificate. Thus, an Owner who is a participant has rights that are comparable to those of the Owner of an individual annuity contract.
Portfolio: An underlying mutual fund in which a Sub-Account of the Separate Account invests.
Purchase Credit: Under the X Series only, an amount that we add to your Annuity when you make a Purchase Payment during the first four Annuity Years. We are entitled to recapture Purchase Credits under certain circumstances. See “Purchasing Your Annuity – Purchase Credits under the X Series,” for more details.
Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.
Separate Account: Refers to the Pruco Life Flexible Premium Variable Annuity Account, which holds assets associated with annuities issued by Pruco Life Insurance Company. Separate Account assets that are held in support of the annuities are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct.
Service Office: The place to which all requests and payments regarding the Annuity are to be sent. We may change the address of the Service Office at any time, and will notify you in advance of any such change of address. Please see “How to Contact Us” later in this prospectus for the Service Office address.
Sub-Account: A division of the Separate Account.
Surrender Value: The Account Value (which includes the effect of any Market Value Adjustment) less any applicable CDSC, any applicable tax charges, any charges assessable as a deduction from the Account Value for any optional benefits provided by rider or endorsement, and any Annual Maintenance Fee.
Unadjusted Account Value: The Unadjusted Account Value is equal to the Account Value prior to the application of any Market Value Adjustment.
Unit: A share of participation in a Sub-account used to calculate your Unadjusted Account Value prior to the Annuity Date.
Unit Value: Each Variable Sub-Account has a separate value for its Units (this is analogous to, but not the same as, the share price of a mutual fund).
Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.
we, us, our: Pruco Life Insurance Company.
you, your: The Owner(s) shown in the Annuity.
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SUMMARY OF CONTRACT FEES AND CHARGES
The following tables describe the fees and expenses that you will pay when owning, and surrendering one of the Annuities. The first table describes the fees and expenses that you will pay at the time you surrender an Annuity, take a partial withdrawal, or transfer Account Value between the Investment Options. State premium taxes also may be deducted.

ANNUITY OWNER TRANSACTION EXPENSES
CONTINGENT DEFERRED SALES CHARGE (“CDSC”) 1
X SERIES

Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment Being Withdrawn
Less than one year old	9.0%
1 year old or older, but not yet 2 years old	9.0%
2 years old or older, but not yet 3 years old	9.0%
3 years old or older, but not yet 4 years old	9.0%
4 years old or older, but not yet 5 years old	8.0%
5 years old or older, but not yet 6 years old	8.0%
6 years old or older, but not yet 7 years old	8.0%
7 years old or older, but not yet 8 years old	5.0%
8 years old or older, but not yet 9 years old	2.5%
9 or more years old	0.0%
For X Series Annuities issued in Connecticut, the CDSC amounts are different. See Appendix B.
B SERIES

Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment Being Withdrawn
Less than one year old	7.0%
1 year old or older, but not yet 2 years old	7.0%
2 years old or older, but not yet 3 years old	6.0%
3 years old or older, but not yet 4 years old	6.0%
4 years old or older, but not yet 5 years old	5.0%
5 years old or older, but not yet 6 years old	5.0%
6 years old or older, but not yet 7 years old	5.0%
7 years old, or older	0.0%
L SERIES

Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment Being Withdrawn
Less than one year old	7.0%
1 year old or older, but not yet 2 years old	7.0%
2 years old or older, but not yet 3 years old	6.0%
3 years old or older, but not yet 4 years old	5.0%
4 or more years old	0.0%

3

C SERIES
There is no CDSC or other sales load applicable to the C Series.

FEE/CHARGE	X SERIES	B SERIES	L SERIES	C SERIES
Transfer Fee	$10	$10	$10	$10
Tax Charge (current)	0% to 3.5%	0% to 3.5%	0% to 3.5%	0% to 3.5%
1    The years referenced in the above CDSC tables refer to the length of time since a Purchase Payment was made (i.e., the age of the Purchase Payment). Contingent Deferred Sales Charges are applied against the Purchase Payment(s) being withdrawn. Thus, the appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn to determine the amount of the CDSC. For example, if with respect to the X Series on November 1, 2019 you withdrew a Purchase Payment made on August 1, 2014, that Purchase Payment would be between 5 and 6 years old, and thus subject to an 8% CDSC. Purchase Payments are withdrawn on a “first-in, first-out” basis.
The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying portfolio annual expenses. These fees and charges are described in more detail within this prospectus.

PERIODIC FEES AND CHARGES (assessed annually as a percentage of Unadjusted Account Value)
FEE/CHARGE	X SERIES	B SERIES	L SERIES	C SERIES
Annual Maintenance Fee [2]	Lesser of $50 or 2%	Lesser of $50 or 2%	Lesser of $50 or 2%	Lesser of $50 or 2%
ANNUALIZED INSURANCE FEES/CHARGES (assessed daily as a percentage of the net assets of the Sub-accounts)
FEE/CHARGE	X SERIES	B SERIES	L SERIES	C SERIES
Mortality & Expense Risk Charge: During First 9 Annuity Years	1.70%	1.15%	1.55%	1.60%
After 9th Annuity Year	1.15%	1.15%	1.15%	1.15%
Administration Charge	0.15%	0.15%	0.15%	0.15%
Total Annualized Insurance Fees/Charges: During First 9 Annuity Years [3,4]	1.85%	1.30%	1.70%	1.75%
After 9th Annuity Year [3,4]	1.30%	1.30%	1.30%	1.30%
2    Only applicable if the sum of the Purchase Payments at the time the fee is due is less than $100,000. For Beneficiaries who elect the Beneficiary Continuation Option, the Annual Maintenance Fee is the lesser of $30 or 2% of Unadjusted Account Value and is only applicable if Unadjusted Account Value is less than $25,000 at the time the fee is assessed.
3    The Insurance Charge is the combination of Mortality & Expense Risk Charge and the Administration Charge.
4    For Beneficiaries who elect the Beneficiary Continuation Option, the Mortality and Expense Risk and Administration Charges do not apply. However, a Settlement Service Charge equal to 1.00% is assessed as a percentage of the daily net assets of the Sub-accounts as an annual charge.
The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. The next four columns show the total expenses you would pay for each class of Annuity if you purchased the relevant optional benefit. More specifically, these columns show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges (during the first 9 Annuity Years) applicable to the Annuity class (as shown in the prior table). Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.

YOUR OPTIONAL BENEFIT FEES AND CHARGES
OPTIONAL BENEFIT	ANNUALIZED OPTIONAL BENEFIT FEE/CHARGE [7]	TOTAL ANNUALIZED CHARGE [8] for X SERIES	TOTAL ANNUALIZED CHARGE [8] for B SERIES	TOTAL ANNUALIZED CHARGE [8] for L SERIES	TOTAL ANNUALIZED CHARGE [8] for C SERIES
HIGHEST DAILY LIFETIME INCOME v2.1 [9] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	2.00%	1.85% + 2.00%	1.30% + 2.00%	1.70% + 2.00%	1.75% + 2.00%
Current Charge	1.00%	1.85% + 1.00%	1.30% + 1.00%	1.70% + 1.00%	1.75% + 1.00%
SPOUSAL HIGHEST DAILY LIFETIME INCOME v2.1 [9] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	2.00%	1.85% + 2.00%	1.30% + 2.00%	1.70% + 2.00%	1.75% + 2.00%
Current Charge	1.10%	1.85% + 1.10%	1.30% + 1.10%	1.70% + 1.10%	1.75% + 1.10%
4

YOUR OPTIONAL BENEFIT FEES AND CHARGES
OPTIONAL BENEFIT	ANNUALIZED OPTIONAL BENEFIT FEE/CHARGE [7]	TOTAL ANNUALIZED CHARGE [8] for X SERIES	TOTAL ANNUALIZED CHARGE [8] for B SERIES	TOTAL ANNUALIZED CHARGE [8] for L SERIES	TOTAL ANNUALIZED CHARGE [8] for C SERIES
HIGHEST DAILY LIFETIME INCOME v2.1 WITH HIGHEST DAILY DEATH BENEFIT [9] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	2.00%	1.85% + 2.00%	1.30% + 2.00%	1.70% + 2.00%	1.75% + 2.00%
Current Charge	1.50%	1.85% + 1.50%	1.30% + 1.50%	1.70% + 1.50%	1.75% + 1.50%
SPOUSAL HIGHEST DAILY LIFETIME INCOME v2.1 WITH HIGHEST DAILY DEATH BENEFIT [9] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	2.00%	1.85% + 2.00%	1.30% + 2.00%	1.70% + 2.00%	1.75% + 2.00%
Current Charge	1.60%	1.85% + 1.60%	1.30% + 1.60%	1.70% + 1.60%	1.75% + 1.60%
HIGHEST DAILY LIFETIME INCOME 2.0 [10] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	2.00%	1.85% + 2.00%	1.30% + 2.00%	1.70% + 2.00%	1.75% + 2.00%
Current Charge	1.00%	1.85% + 1.00%	1.30% + 1.00%	1.70% + 1.00%	1.75% + 1.00%
SPOUSAL HIGHEST DAILY LIFETIME INCOME 2.0 [10] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	2.00%	1.85% + 2.00%	1.30% + 2.00%	1.70% + 2.00%	1.75% + 2.00%
Current Charge	1.10%	1.85% + 1.10%	1.30% + 1.10%	1.70% + 1.10%	1.75% + 1.10%
HIGHEST DAILY LIFETIME INCOME 2.0 WITH LIFETIME INCOME ACCELERATOR [10] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	2.00%	1.85% + 2.00%	1.30% + 2.00%	1.70% + 2.00%	1.75% + 2.00%
Current Charge	1.50%	1.85% + 1.50%	1.30% + 1.50%	1.70% + 1.50%	1.75% + 1.50%
HIGHEST DAILY LIFETIME INCOME 2.0 WITH HIGHEST DAILY DEATH BENEFIT [10] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	2.00%	1.85% + 2.00%	1.30% + 2.00%	1.70% + 2.00%	1.75% + 2.00%
Current Charge	1.50%	1.85% + 1.50%	1.30% + 1.50%	1.70% + 1.50%	1.75% + 1.50%
SPOUSAL HIGHEST DAILY LIFETIME INCOME 2.0 WITH HIGHEST DAILY DEATH BENEFIT [10] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	2.00%	1.85% + 2.00%	1.30% + 2.00%	1.70% + 2.00%	1.75% + 2.00%
Current Charge	1.60%	1.85% + 1.60%	1.30% + 1.60%	1.70% + 1.60%	1.75% + 1.60%
HIGHEST DAILY LIFETIME INCOME AND SPOUSAL HIGHEST DAILY LIFETIME INCOME [11] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	1.50%	1.85% + 1.50%	1.30% + 1.50%	1.70% + 1.50%	1.75% + 1.50%
Current Charge	0.95%	1.85% + 0.95%	1.30% + 0.95%	1.70% + 0.95%	1.75% + 0.95%
HIGHEST DAILY LIFETIME INCOME WITH LIFETIME INCOME ACCELERATOR [11] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	2.00%	1.85% + 2.00%	1.30% + 2.00%	1.70% + 2.00%	1.75% + 2.00%
Current Charge	1.30%	1.85% + 1.30%	1.30% + 1.30%	1.70% + 1.30%	1.75% + 1.30%
5

YOUR OPTIONAL BENEFIT FEES AND CHARGES
OPTIONAL BENEFIT	ANNUALIZED OPTIONAL BENEFIT FEE/CHARGE [7]	TOTAL ANNUALIZED CHARGE [8] for X SERIES	TOTAL ANNUALIZED CHARGE [8] for B SERIES	TOTAL ANNUALIZED CHARGE [8] for L SERIES	TOTAL ANNUALIZED CHARGE [8] for C SERIES
HIGHEST DAILY LIFETIME 6 PLUS INCOME [12] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	1.50%	1.85% + 1.50%	1.30% + 1.50%	1.70% + 1.50%	1.75% + 1.50%
Current Charge	0.85%	1.85% + 0.85%	1.30% + 0.85%	1.70% + 0.85%	1.75% + 0.85%
HIGHEST DAILY LIFETIME 6 PLUS INCOME WITH LIFETIME INCOME ACCELERATOR [12] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	2.00%	1.85% + 2.00%	1.30% + 2.00%	1.70% + 2.00%	1.75% + 2.00%
Current Charge	1.20%	1.85% + 1.20%	1.30% + 1.20%	1.70% + 1.20%	1.75% + 1.20%
SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS INCOME [12] (assessed against greater of Unadjusted Account Value and Protected Withdrawal Value)
Maximum Charge [7]	1.50%	1.85% + 1.50%	1.30% + 1.50%	1.70% + 1.50%	1.75% + 1.50%
Current Charge	0.95%	1.85% + 0.95%	1.30% + 0.95%	1.70% + 0.95%	1.75% + 0.95%
GUARANTEED RETURN OPTION PLUS II (GRO PLUS II) Charge [8] (assessed as a percentage of the daily net assets of the Sub-accounts)	0.60%	2.45%	1.90%	2.30%	2.35%
HIGHEST DAILY GUARANTEED RETURN OPTION II (HD GRO II) Charge [8] (assessed as a percentage of the daily net assets of the Sub-accounts)	0.60%	2.45%	1.90%	2.30%	2.35%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (“HAV”) Charge [8,13] (assessed as a percentage of the daily net assets of the Sub-accounts)	0.40%	2.25%	1.70%	2.10%	2.15%
COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT Charge [8,13] (assessed as a percentage of the daily net assets of the Sub-accounts)	0.80%	2.65%	2.10%	2.50%	2.55%
5    The charge for each of Highest Daily Lifetime Income Suite of Benefits listed above is assessed against the greater of Unadjusted Account Value and the Protected Withdrawal Value (PWV). We deduct this charge on quarterly anniversaries of the benefit effective date. More information regarding the quarterly deductions and a description of the PWV appear in the Living Benefits section of this prospectus. The charge for each of GRO Plus II, Highest Daily GRO II, Highest Anniversary Value Death Benefit, and Combination 5% Roll-Up and HAV Death Benefit is assessed as a percentage of the daily net assets of the Sub-accounts.
6    HOW THE OPTIONAL BENEFIT FEES AND CHARGES ARE DETERMINED
    For Highest Daily Lifetime Income Suite of Benefits listed above: The charge is taken out of the Sub-accounts. For B Series, in all Annuity Years, the current optional benefit charge is in addition to the 1.30% annualized charge of amounts invested in the Sub-accounts. For each of the L Series, X Series, and C Series the annualized charge for the base Annuity drops after Annuity Year 9 as described below:
    Highest Daily Lifetime Income v2.1 and 2.0: 1.00% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
    Spousal Highest Daily Lifetime Income v2.1 and 2.0: 1.10% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
    Highest Daily Lifetime Income 2.0 with LIA: 1.50% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
    Highest Daily Lifetime Income v2.1 and 2.0 with Highest Daily Death Benefit: 1.50% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
    Spousal Highest Daily Lifetime Income v2.1 and 2.0 with Highest Daily Death Benefit: 1.60% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
    Highest Daily Lifetime Income and Spousal Highest Daily Lifetime Income: 0.95% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
    Highest Daily Lifetime Income with LIA: 1.30% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
    Highest Daily Lifetime 6 Plus: 0.85% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
    Highest Daily Lifetime 6 Plus with LIA: 1.20% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
    Spousal Highest Daily Lifetime 6 Plus: 0.95% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
6

    For GRO Plus II and Highest Daily GRO II: For B Series, the optional benefit charge plus base Annuity charge is 1.90% in all Annuity Years. In the case of L Series, X Series, and C Series, the optional benefit charge plus base Annuity charge drops to 1.90% after the 9th Annuity Year.
    Highest Anniversary Value Death Benefit: For B Series, the optional benefit charge plus base Annuity charge is 1.70% in all Annuity Years. In the case of the L Series, X Series, and C Series, the optional benefit charge plus base Annuity charge drops to 1.70% after the 9th Annuity Year.
    Combination 5% Roll-Up and HAV Death Benefit: For B Series, the optional benefit charge plus base Annuity charge is 2.10% in all Annuity Years. In the case of the L Series, X Series, and C Series, total charge drops to 2.10% after the 9th Annuity Year.
7    We reserve the right to increase the charge to the maximum charge indicated, upon any step-up under the benefit. Also, if you decide to elect or re-add a benefit after your contract has been issued, the charge for the benefit under your contract will equal the current charge for new benefit election up to the maximum indicated.
8    Because there is no higher charge to which we could increase the current charge, the current charge and maximum charge are one and the same. Thus, so long as you retain the benefit, we cannot increase your charge for the benefit.
9    These benefits are no longer available for new business or post-issue election.
10    This benefit was offered from August 20, 2012 to February 24, 2013.
11    This benefit was offered from January 24, 2011 to August 19, 2012.
12    This benefit was offered from March 15, 2010 to January 23, 2011.
13    This benefit was offered from March 15, 2010 to August 19, 2012.
The following table provides the range (minimum and maximum) of the total annual expenses for the underlying Portfolios for the year ended December 31, 2020 before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Underlying Portfolio Operating Expenses	0.31%	3.23%
The following are the total annual expenses for each underlying Portfolio for the year ended December 31, 2020, except as noted and except if the underlying Portfolio’s inception date is subsequent to December 31, 2019. The “Total Annual Portfolio Operating Expenses” reflect the combination of the underlying Portfolio’s investment management fee, other expenses, any 12b-1 fees, and certain other expenses, but do not necessarily reflect the fees you may incur. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Pruco Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current summary prospectuses, prospectuses and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888 or at www.prudential.com.

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
For the year ended December 31, 2020

Funds	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Academic Strategies Asset Allocation Portfolio*	0.62%	0.04%	0.13%	0.03%	0.01%	0.49%	1.32%	0.01%	1.31%
AST Advanced Strategies Portfolio*	0.64%	0.03%	0.24%	0.00%	0.00%	0.03%	0.94%	0.02%	0.92%
AST AllianzGI World Trends Portfolio*	0.75%	0.02%	0.25%	0.00%	0.00%	0.00%	1.02%	0.05%	0.97%
AST Balanced Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.76%	0.92%	0.00%	0.92%
AST BlackRock Global Strategies Portfolio*	0.76%	0.07%	0.25%	0.00%	0.00%	0.01%	1.09%	0.02%	1.07%
AST BlackRock Low Duration Bond Portfolio*	0.48%	0.07%	0.25%	0.00%	0.00%	0.01%	0.81%	0.06%	0.75%
AST BlackRock/Loomis Sayles Bond Portfolio*	0.46%	0.03%	0.25%	0.00%	0.00%	0.00%	0.74%	0.04%	0.70%
AST Bond Portfolio 2021	0.47%	0.14%	0.25%	0.00%	0.00%	0.00%	0.86%	0.00%	0.86%
AST Bond Portfolio 2022*	0.47%	0.38%	0.25%	0.00%	0.00%	0.00%	1.10%	0.17%	0.93%
AST Bond Portfolio 2023*	0.47%	0.57%	0.25%	0.00%	0.00%	0.00%	1.29%	0.36%	0.93%
AST Bond Portfolio 2024*	0.47%	0.64%	0.25%	0.00%	0.00%	0.00%	1.36%	0.43%	0.93%
AST Bond Portfolio 2025*	0.47%	0.59%	0.25%	0.00%	0.00%	0.00%	1.31%	0.38%	0.93%
AST Bond Portfolio 2026	0.47%	0.20%	0.25%	0.00%	0.00%	0.00%	0.92%	0.00%	0.92%
AST Bond Portfolio 2027*	0.47%	0.27%	0.25%	0.00%	0.00%	0.00%	0.99%	0.06%	0.93%
AST Bond Portfolio 2028*	0.47%	2.51%	0.25%	0.00%	0.00%	0.00%	3.23%	2.30%	0.93%
AST Bond Portfolio 2029*	0.47%	1.59%	0.25%	0.00%	0.00%	0.00%	2.31%	1.38%	0.93%
AST Bond Portfolio 2030	0.47%	0.09%	0.25%	0.00%	0.00%	0.00%	0.81%	0.00%	0.81%
AST Bond Portfolio 2031	0.47%	0.20%	0.25%	0.00%	0.00%	0.00%	0.92%	0.00%	0.92%
AST Bond Portfolio 2032*	0.47%	0.08%	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
AST Capital Growth Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.75%	0.91%	0.00%	0.91%
AST ClearBridge Dividend Growth Portfolio*	0.66%	0.01%	0.25%	0.00%	0.00%	0.01%	0.93%	0.01%	0.92%
7

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
For the year ended December 31, 2020

Funds	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Cohen & Steers Global Realty Portfolio*	0.83%	0.12%	0.25%	0.00%	0.00%	0.00%	1.20%	0.05%	1.15%
AST Cohen & Steers Realty Portfolio	0.83%	0.03%	0.25%	0.00%	0.00%	0.00%	1.11%	0.00%	1.11%
AST Emerging Markets Equity Portfolio*	0.93%	0.25%	0.25%	0.00%	0.00%	0.00%	1.43%	0.13%	1.30%
AST Fidelity Institutional AM® Quantitative Portfolio*	0.65%	0.04%	0.25%	0.00%	0.00%	0.00%	0.94%	0.02%	0.92%
AST Franklin 85/15 Diversified Allocation Portfolio (formerly AST Legg Mason Diversified Growth Portfolio)*	0.73%	0.09%	0.25%	0.00%	0.00%	0.12%	1.19%	0.12%	1.07%
AST Global Bond Portfolio (formerly AST Wellington Management Global Bond Portfolio)*	0.62%	0.03%	0.25%	0.00%	0.00%	0.00%	0.90%	0.04%	0.86%
AST Goldman Sachs Small-Cap Value Portfolio*	0.77%	0.04%	0.25%	0.00%	0.00%	0.00%	1.06%	0.01%	1.05%
AST Government Money Market Portfolio	0.30%	0.02%	0.25%	0.00%	0.00%	0.00%	0.57%	0.00%	0.57%
AST High Yield Portfolio	0.58%	0.04%	0.25%	0.00%	0.00%	0.00%	0.87%	0.00%	0.87%
AST Hotchkis & Wiley Large-Cap Value Portfolio*	0.57%	0.02%	0.25%	0.00%	0.00%	0.00%	0.84%	0.01%	0.83%
AST International Growth Portfolio*	0.81%	0.05%	0.25%	0.00%	0.00%	0.00%	1.11%	0.02%	1.09%
AST International Value Portfolio	0.81%	0.05%	0.25%	0.00%	0.00%	0.00%	1.11%	0.00%	1.11%
AST Investment Grade Bond Portfolio*	0.47%	0.03%	0.25%	0.00%	0.00%	0.02%	0.77%	0.04%	0.73%
AST J.P. Morgan Global Thematic Portfolio	0.76%	0.04%	0.25%	0.01%	0.00%	0.00%	1.06%	0.00%	1.06%
AST J.P. Morgan International Equity Portfolio	0.71%	0.08%	0.25%	0.00%	0.00%	0.00%	1.04%	0.00%	1.04%
AST J.P. Morgan Tactical Preservation Portfolio (formerly AST J.P. Morgan Strategic Opportunities Portfolio)*	0.76%	0.06%	0.25%	0.01%	0.00%	0.00%	1.08%	0.17%	0.91%
AST Jennison Large-Cap Growth Portfolio	0.71%	0.03%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Large-Cap Core Portfolio (formerly AST QMA Large-Cap Portfolio)*	0.55%	0.02%	0.25%	0.00%	0.00%	0.00%	0.82%	0.01%	0.81%
AST Loomis Sayles Large-Cap Growth Portfolio*	0.71%	0.01%	0.25%	0.00%	0.00%	0.00%	0.97%	0.06%	0.91%
AST MFS Global Equity Portfolio*	0.83%	0.05%	0.25%	0.00%	0.00%	0.00%	1.13%	0.01%	1.12%
AST MFS Growth Allocation Portfolio	0.67%	0.06%	0.25%	0.00%	0.00%	0.00%	0.98%	0.00%	0.98%
AST MFS Growth Portfolio*	0.72%	0.01%	0.25%	0.00%	0.00%	0.00%	0.98%	0.02%	0.96%
AST MFS Large-Cap Value Portfolio	0.66%	0.01%	0.25%	0.00%	0.00%	0.00%	0.92%	0.00%	0.92%
AST Mid-Cap Growth Portfolio	0.81%	0.03%	0.25%	0.00%	0.00%	0.00%	1.09%	0.00%	1.09%
AST Mid-Cap Value Portfolio (formerly AST Neuberger Berman/LSV Mid-Cap Value Portfolio)*	0.72%	0.04%	0.25%	0.00%	0.00%	0.00%	1.01%	0.01%	1.00%
AST Preservation Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.76%	0.92%	0.00%	0.92%
AST Prudential Core Bond Portfolio	0.46%	0.02%	0.25%	0.00%	0.00%	0.00%	0.73%	0.00%	0.73%
AST Prudential Growth Allocation Portfolio	0.61%	0.02%	0.25%	0.00%	0.00%	0.00%	0.88%	0.00%	0.88%
AST QMA US Equity Alpha Portfolio	0.83%	0.04%	0.25%	0.08%	0.25%	0.00%	1.45%	0.00%	1.45%
AST Quantitative Modeling Portfolio	0.25%	0.01%	0.00%	0.00%	0.00%	0.82%	1.08%	0.00%	1.08%
AST Small-Cap Growth Opportunities Portfolio	0.77%	0.04%	0.25%	0.00%	0.00%	0.00%	1.06%	0.00%	1.06%
AST Small-Cap Growth Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
AST Small-Cap Value Portfolio	0.73%	0.05%	0.25%	0.00%	0.00%	0.07%	1.10%	0.00%	1.10%
AST T. Rowe Price Asset Allocation Portfolio*	0.62%	0.02%	0.25%	0.00%	0.00%	0.00%	0.89%	0.01%	0.88%
AST T. Rowe Price Growth Opportunities Portfolio*	0.71%	0.04%	0.25%	0.00%	0.00%	0.00%	1.00%	0.01%	0.99%
AST T. Rowe Price Large-Cap Growth Portfolio*	0.68%	0.01%	0.25%	0.00%	0.00%	0.00%	0.94%	0.05%	0.89%
AST T. Rowe Price Large-Cap Value Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.01%	0.81%
AST T. Rowe Price Natural Resources Portfolio*	0.73%	0.09%	0.25%	0.00%	0.00%	0.00%	1.07%	0.02%	1.05%
AST Wellington Management Hedged Equity Portfolio*	0.81%	0.02%	0.25%	0.00%	0.00%	0.02%	1.10%	0.05%	1.05%
AST Western Asset Core Plus Bond Portfolio	0.51%	0.01%	0.25%	0.00%	0.00%	0.00%	0.77%	0.00%	0.77%
AST Western Asset Emerging Markets Debt Portfolio	0.68%	0.16%	0.25%	0.00%	0.00%	0.00%	1.09%	0.00%	1.09%
PSF Small-Cap Stock Index Portfolio – Class I (formerly PSF Small Capitalization Stock Portfolio – Class I)	0.35%	0.05%	0.00%	0.00%	0.00%	0.00%	0.40%	0.00%	0.40%
PSF Stock Index Portfolio – Class I	0.29%	0.02%	0.00%	0.00%	0.00%	0.00%	0.31%	0.00%	0.31%
*See notes immediately below for important information about this fund.
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AST Academic Strategies Asset Allocation Portfolio
The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Advanced Strategies Portfolio
The Manager has contractually agreed to waive 0.0242% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees

AST AllianzGI World Trends Portfolio
The Manager has contractually agreed to waive 0.047% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Global Strategies Portfolio
The Manager has contractually agreed to waive 0.0249% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Low Duration Bond Portfolio
The Manager has contractually agreed to waive 0.057% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST BlackRock/Loomis Sayles Bond Portfolio
The Manager has contractually agreed to waive 0.035% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2022
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2023
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2024
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2025
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2027
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2028
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2029
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2032
The Portfolio commenced operations on or about January 4, 2021. Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimates are based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal year ending December 31, 2021.

AST ClearBridge Dividend Growth Portfolio
The Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

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AST Cohen & Steers Global Realty Portfolio
The Manager has contractually agreed to waive 0.051% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Emerging Markets Equity Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.300% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Fidelity Institutional AM® Quantitative Portfolio
The Manager has contractually agreed to waive 0.020% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Franklin 85/15 Diversified Allocation Portfolio (formerly AST Legg Mason Diversified Growth Portfolio)
The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser. The Manager has also contractually agreed to waive 0.018% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee (after management fee waiver) plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying Portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser) (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.070% of the Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Global Bond Portfolio (formerly AST Wellington Management Global Bond Portfolio)
The Manager has contractually agreed to waive 0.0412% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Small-Cap Value Portfolio
The Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Hotchkis & Wiley Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.009% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST International Growth Portfolio
The Manager has contractually agreed to waive 0.020% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Investment Grade Bond Portfolio
The Distributor has contractually agreed to waive a portion of its distribution and service (12b-1) fee. The waiver provides for a reduction in the distribution and service fee based on the average daily net assets of the Portfolio. This contractual waiver does not have an expiration or termination date, and may not be modified or discontinued.

AST J.P. Morgan Tactical Preservation Portfolio (formerly AST J.P. Morgan Strategic Opportunities Portfolio)
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust) (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.91% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Large-Cap Core Portfolio (formerly AST QMA Large-Cap Portfolio)
The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust) (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.810% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Loomis Sayles Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.060% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST MFS Global Equity Portfolio
The Manager has contractually agreed to waive 0.0067% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST MFS Growth Portfolio
The Manager has contractually agreed to waive 0.0185% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Mid-Cap Value Portfolio (formerly AST Neuberger Berman/LSV Mid-Cap Value Portfolio)
The Manager has contractually agreed to waive 0.0051% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.000% of the Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

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AST T. Rowe Price Asset Allocation Portfolio
The Manager has contractually agreed to waive 0.0101% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Growth Opportunities Portfolio
The Manager has contractually agreed to waive 0.0104% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.0373% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2022. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.0128% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Natural Resources Portfolio
The Manager has contractually agreed to waive 0.0152% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Wellington Management Hedged Equity Portfolio
The Manager has contractually agreed to waive 0.055% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

11

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in one Pruco Life Annuity with the cost of investing in other Pruco Life Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay cumulatively in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and assuming your investment has a 5% return each year. The examples reflect the fees and charges listed below for each Annuity as described in “Summary of Contract Fees and Charges.”
•Insurance Charge
•Contingent Deferred Sales Charge (when and if applicable)
•Annual Maintenance Fee
•Optional benefit fees, as described below
The examples also assume the following for the period shown:
•You allocate all of your Account Value to the Sub-account with the maximum gross total annual portfolio operating expenses, and those expenses remain the same each year*
•For each charge, we deduct the maximum charge rather than the current charge
•You make no withdrawals of your Account Value
•You make no transfers, or other transactions for which we charge a fee
•No tax charge applies
•You elected the Spousal Highest Daily Lifetime Income 2.0 and Combination 5% Roll-Up and HAV Death Benefit (which has the maximum combination of optional benefit charges)
•For the X Series example, no purchase credit is granted under the Annuity. If purchase credits were reflected in the calculations, expenses would be higher, because the charges would have been applied to a larger Account Value.
Amounts shown in the examples are rounded to the nearest dollar.
*    Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.
Expense Examples are provided as follows:

	X SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,746	$3,405	$4,918	$7,925
If you annuitize your annuity at the end of the applicable time period: [1]	$846	$2,505	$4,118	$7,925
If you do not surrender your annuity:	$846	$2,505	$4,118	$7,925

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,492	$2,957	$4,396	$7,632
If you annuitize your annuity at the end of the applicable time period: [1]	$792	$2,357	$3,896	$7,632
If you do not surrender your annuity:	$792	$2,357	$3,896	$7,632

	L SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,532	$3,065	$4,058	$7,847
If you annuitize your annuity at the end of the applicable time period: [1]	$832	$2,465	$4,058	$7,847
If you do not surrender your annuity:	$832	$2,465	$4,058	$7,847
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	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$837	$2,478	$4,078	$7,873
If you annuitize your annuity at the end of the applicable time period: [1]	$837	$2,478	$4,078	$7,873
If you do not surrender your annuity:	$837	$2,478	$4,078	$7,873
1 Your ability to annuitize in the first 3 Annuity Years may be limited.
Please see Appendix A for a table of Accumulation Unit Values.
13

SUMMARY
Effective December 31, 2020, the products referenced in this prospectus and applicable riders will not be available for new sales or re-elections.
This Summary describes key features of the Annuities offered in this prospectus. It is intended to give you an overview, and to point you to sections of the prospectus that provide greater detail. You should not rely on the Summary alone for all the information you need to know before purchasing an Annuity. You should read the entire prospectus for a complete description of the Annuities. Your financial professional can also help you if you have questions.
The Annuity: The variable annuity contract issued by Pruco Life is a contract between you, the Owner, and Pruco Life, an insurance company. It is designed for retirement purposes, or other long-term investing, to help you save money for retirement, on a tax deferred basis, and provide income during your retirement. Although this prospectus describes key features of the variable annuity contract, the prospectus is a distinct document, and is not part of the contract.
The Annuity offers various investment portfolios. With the help of your financial professional, you choose how to invest your money within your Annuity (subject to certain restrictions; see “Investment Options”). Investing in a variable annuity involves risk and you can lose your money. On the other hand, investing in a variable annuity can provide you with the opportunity to grow your money through participation in “underlying” mutual funds.
This prospectus describes four different Annuities. The Annuities differ primarily in the fees and charges deducted and whether the Annuity provides Purchase Credits in certain circumstances. With the help of your financial professional, you choose the Annuity that is suitable for you based on your time horizon, liquidity needs, and desire for Purchase Credits.
GENERALLY SPEAKING, VARIABLE ANNUITIES ARE INVESTMENTS DESIGNED TO BE HELD FOR THE LONG TERM. WORKING WITH YOUR FINANCIAL PROFESSIONAL, YOU SHOULD CAREFULLY CONSIDER WHETHER A VARIABLE ANNUITY IS APPROPRIATE FOR YOU GIVEN YOUR LIFE EXPECTANCY, NEED FOR INCOME, AND OTHER PERTINENT FACTORS.
Purchase: Your eligibility to purchase is based on your age and the amount of your initial Purchase Payment. See your financial professional to complete an application.

Annuity	Maximum Age for Initial Purchase	Minimum Initial Purchase Payment
X SERIES	80	$10,000
B SERIES	85	$1,000
L SERIES	85	$10,000
C SERIES	85	$10,000
The “Maximum Age for Initial Purchase” applies to the oldest Owner as of the day we would issue the Annuity. If the Annuity is to be owned by an entity, the maximum age applies to the Annuitant as of the day we would issue the Annuity. For Annuities purchased as a Beneficiary Annuity, the maximum issue age is 70 and applies to the Key Life.
After you purchase your Annuity, you will have a limited period of time during which you may cancel (or “Free Look”) the purchase of your Annuity. Your request for a Free Look must be received in Good Order within the applicable time period.
Please see “Requirements for Purchasing the Annuity” for additional information.
Investment Options: You may choose from a variety of variable Investment Options ranging from conservative to aggressive. Our optional benefits limit your ability to invest in certain variable Investment Options otherwise available to you under the Annuity. Each of the underlying Portfolios is described in its own prospectus, which you should read before investing. You can obtain the summary prospectuses for the Portfolios by calling 1-888-PRU-2888 or at www.prudential.com. There is no assurance that any variable Investment Option will meet its investment objective.
You may also allocate money to an Market Value Adjustment Option that earns interest for a specific time period. In general, if you withdraw your money from this option more than 30 days prior to the end of the “Guarantee Period”, you will be subject to a “Market Value Adjustment”, which can either increase or decrease your Account Value. We also offer a 6 or 12 Month DCA Program under which your money is transferred monthly from a DCA Market Value Adjustment Option to the other Investment Options you have designated. Premature withdrawals from the DCA Market Value Adjustment Option may also be subject to a Market Value Adjustment.
Please see “Investment Options,” and “Managing Your Account Value” for information.
Access To Your Money: You can receive income by taking withdrawals or electing annuity payments. Please note that withdrawals may be subject to tax, and may be subject to a Contingent Deferred Sales Charge. You may withdraw up to 10% of your Purchase Payments each year without being subject to a Contingent Deferred Sales Charge.
14

You may elect to receive income through annuity payments over your lifetime, also called “Annuitization”. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an Account Value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs.
Please see “Access to Account Value” and “Annuity Options” for more information.
Optional Living Benefits
Guaranteed Lifetime Withdrawal Benefits. We offer optional living benefits, for an additional charge, that guarantee your ability to take withdrawals for life as a percentage of “Protected Withdrawal Value”, even if your Account Value falls to zero (unless it does so due to a withdrawal of Excess Income). The Protected Withdrawal Value is not the same as your Account Value, and it is not available for a lump sum withdrawal. Your Account Value has no guarantees, may fluctuate, and can lose value. Withdrawals in excess of the Annual Income Amount, called “Excess Income,” will impact the value of the benefit including a permanent reduction in future guaranteed amounts. In marketing and other materials, we may refer to Excess Income as “Excess Withdrawals”.
The following optional benefits will no longer be available for new business or post-issue election:
•Highest Daily Lifetime Income v2.1
•Spousal Highest Daily Lifetime Income v2.1
•Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit
•Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit
We previously offered the following optional living benefits during the periods indicated.
Offered from August 20, 2012 to February 24, 2013:
•Highest Daily Lifetime Income 2.0
•Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator
•Spousal Highest Daily Lifetime Income 2.0
•Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit
•Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit
Please see Appendix E for information pertaining to the Highest Daily Lifetime Income 2.0 Suite of benefits.
Offered from January 24, 2011 to August 19, 2012:
•Highest Daily Lifetime Income
•Highest Daily Lifetime Income with Lifetime Income Accelerator
•Spousal Highest Daily Lifetime Income
Please see Appendix D for information pertaining to the Highest Daily Lifetime Income Suite of benefits.
Offered from March 15, 2010 to January 23, 2011:
•Highest Daily Lifetime 6 Plus Income
•Highest Daily Lifetime 6 Plus Income with Lifetime Income Accelerator
•Spousal Highest Daily Lifetime 6 Plus Income
Please see Appendix C for information pertaining to the Highest Daily Lifetime 6 Plus Suite of benefits.
As a condition of electing an optional living benefit, we limit the Investment Options to which you may allocate your Account Value. Also, these benefits utilize predetermined mathematical formulas to help us manage your guarantee through all market cycles. Under the predetermined mathematical formula, your Account Value may be transferred between certain “Permitted Sub-accounts” on the one hand and the AST Investment Grade Bond Sub-account on the other hand. Please see the applicable optional benefits section as well as the Appendices to this prospectus for more information on the formulas.
In the “Living Benefits” section, we describe guaranteed minimum withdrawal benefits that allow you to withdraw a specified amount each year for life (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given Annuity Year (i.e., Excess Income), that withdrawal may permanently reduce the guaranteed amount you can withdraw in future years. Please also note that if your Account Value is reduced to zero as a result of a withdrawal of Excess Income, both the optional benefit and the Annuity will terminate. Thus, you should think carefully before taking a withdrawal of Excess Income.
Guaranteed Minimum Accumulation Benefits. For Annuities issued with an application signed prior to January 24, 2011, subject to availability which may vary by firm, we offer two optional benefits, for an additional charge, that guarantee your Account Value to a certain level after a stated period of years. As part of these benefits you may invest only in certain permitted Investment Options.
These benefits each utilize a predetermined mathematical formula to help manage your guarantee through all market cycles. Under each predetermined mathematical formula, your Account Value may be transferred between certain “Permitted Sub-accounts” and a Sub-account within a group of bond portfolio Sub-accounts differing with respect to their target maturity date. Please see the applicable optional benefits section as well as the Appendices to this prospectus for more information on the formulas.
15

These benefits are:
•Highest Daily Guaranteed Return Option II*
•Guaranteed Return Option Plus II*
*    Available only for Annuities issued with an application signed prior to January 24, 2011, subject to availability which may vary by firm.
Please see “Living Benefits” for more information.
Death Benefits: You may name a Beneficiary to receive the proceeds of your Annuity upon your death. Your death benefit must be distributed within the time period required by the tax laws. Each of our Annuities offers a minimum death benefit.
Please see “Death Benefits” for more information.
Purchase Credits: We apply a “Purchase Credit” to your Annuity’s Account Value with respect to certain Purchase Payments you make under the X Series Annuity. The Purchase Credit is equal to a percentage of each Purchase Payment. The amount of the Purchase Credit depends on your age at the time the Purchase Payment is made and the number of years that the Annuity has been in force. Because the X Series Annuity grants Purchase Credits with respect to your Purchase Payments, the expenses of the X Series Annuity are higher than expenses for an Annuity without a Purchase Credit. In addition, the amount of the Purchase Credits that you receive under the X Series Annuity may be more than offset over time by the additional fees and charges associated with the Purchase Credit.
Fees and Charges: Each Annuity, and the optional living benefits and optional death benefits, are subject to certain fees and charges, as discussed in the “Summary of Contract Fees and Charges” table earlier in this prospectus. In addition, there are fees and expenses of the underlying Portfolios.
What does it mean that my Annuity is “tax deferred”? Variable annuities are “tax deferred”, meaning you pay no taxes on any earnings or interest from your Annuity until distributions are made from your Annuity. You may also transfer among your Investment Options without paying a tax at the time of the transfer. When you take your money out of the Annuity, however, you will be taxed on the earnings at ordinary income tax rates. If you withdraw money before you reach age 59 1/2, you also may be subject to a 10% additional federal tax.
You may also purchase one of our Annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan. Although there is no additional tax advantage to a variable annuity purchased through one of these plans, the Annuity has features and benefits other than tax deferral that may make it an important investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract for use with a tax-qualified plan.
Market Timing: We have market timing policies and procedures that attempt to detect transfer activity that may adversely affect other Owners or Portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (i.e., market timing). Our market timing policies and procedures are discussed in more detail later in this prospectus entitled “Restrictions on Transfers Between Investment Options.”
Other Information: Please see the section entitled “Other Information” for more information about our Annuities, including legal information about Pruco Life, the Separate Account, and underlying Portfolios.
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INVESTMENT OPTIONS
The Investment Options under each Annuity consist of the Sub-accounts and the Market Value Adjustment Options. In this section, we describe the portfolios in which the Sub-Accounts invest. We then discuss the investment restrictions that apply if you elect certain optional benefits. Finally, we discuss the Market Value Adjustment Options. Each Sub-account invests in an underlying Portfolio whose share price generally fluctuates each Valuation Day. The portfolios that you select, among those that are permitted, are your choice – we do not provide investment advice, nor do we recommend any particular Portfolio. Please consult with a qualified investment professional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to the Portfolios.
In contrast to the Sub-accounts, Account Value allocated to an Market Value Adjustment Option earns a fixed rate of interest as long as you remain invested for the Guarantee Period. We guarantee both the stated amount of interest and the principal amount of your Account Value in an Market Value Adjustment Option, so long as you remain invested in the Market Value Adjustment Option for the duration of the Guarantee Period. In general, if you withdraw Account Value prior to the end of the Market Value Adjustment Option's Guarantee Period, you will be subject to a Market Value Adjustment or “Market Value Adjustment”, which can be positive or negative. A “Guarantee Period” is the period of time during which we credit a fixed rate of interest to an Market Value Adjustment Option.
As a condition of electing an optional living benefit (e.g., Highest Daily Lifetime Income v2.1), you will be restricted from investing in certain Sub-accounts or Market Value Adjustment Options. We describe those restrictions below. In addition, all of the optional living benefits employ a predetermined mathematical formula, under which money is transferred between your chosen Sub-accounts and a bond portfolio (e.g., the AST Investment Grade Bond Sub-account).
Whether or not you elect an optional benefit subject to the predetermined mathematical formula, you should be aware that the operation of the formula may result in large-scale asset flows into and out of the Sub-accounts. These asset flows could adversely impact the Portfolios, including their risk profile, expenses and performance. These asset flows impact not only the Permitted Sub-accounts used with the optional benefits but also the other Sub-accounts, because the Portfolios may be used as investments in certain Permitted Sub-accounts that are structured as funds-of-funds. Because transfers between the Sub-accounts and the AST Investment Grade Bond Sub-account can be frequent and the amount transferred can vary from day to day, any of the Portfolios could experience the following effects, among others:
(a)    a Portfolio’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategy;
(b)    the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held;
(c)    a Portfolio may experience higher turnover than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs and asset flows for the Portfolio compared to other similar funds.
The asset flows caused by the formula may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners’ Account Value may be transferred to the AST Investment Grade Bond Sub-account and other Owners’ Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to the AST Investment Grade Bond Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.
The efficient operation of the asset flows caused by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
VARIABLE INVESTMENT OPTIONS
Each variable Investment Option is a Sub-account of the Pruco Life Flexible Premium Variable Annuity Account (see “Pruco Life and the Separate Account” for more detailed information). Each Sub-account invests exclusively in one Portfolio. The Investment Objectives Chart below provides a description of each Portfolio’s investment objective to assist you in determining which portfolios may be of interest to you. Please note, the AST Investment Grade Bond Sub-account is not available for allocation of Purchase Payments or owner-initiated transfers.
Not all Portfolios offered as Sub-accounts may be available depending on whether you elect an optional benefit. Thus, if you elect an optional benefit, you would be precluded from investing in certain Portfolios and therefore would not receive investment appreciation (or depreciation) affecting those Portfolios.
The Portfolios are not publicly traded mutual funds. They are only available as Investment Options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans or other limited classes of investors permitted by the Code. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same Portfolio adviser or subadviser as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds and Portfolios can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the
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Portfolios. You should carefully read the prospectus for any Portfolio in which you are interested before investing. The current prospectus and statement of additional information for the underlying Portfolio can be obtained by calling 1-888-PRU-2888 or at www.prudential.com. There is no guarantee that any Portfolio will meet its investment objective. You bear the investment risk for amounts allocated to the portfolios. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio.
In the table that follows, all Portfolio names include the prefix “AST,” which indicates that they are Portfolios of the Advanced Series Trust. In addition, for each Portfolio the subadviser(s), which has been engaged to conduct day-to-day management, is listed next to the description.
This Annuity offers only Portfolios managed by AST Investment Services, Inc. and/or PGIM Investments LLC, both of which are affiliated companies of Pruco Life (“Affiliated Portfolios”). Pruco Life and its affiliates (“Prudential Companies”) receive fees and payments from the Affiliated Portfolios, which may be greater than the fees and payments Prudential Companies would receive if we offered unaffiliated portfolios. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Portfolios, we have an incentive to offer Affiliated Portfolios over other portfolios sponsored and advised by companies not affiliated with Pruco Life. We have an incentive to offer Portfolios with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those subadviser financial incentive factors in determining which Portfolios to offer under the Annuity.  Also, in some cases, we offer Portfolios based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Portfolios they recommend and may benefit accordingly from allocations of Account Value to the sub-accounts that invest in these Portfolios. Allocations made to all Affiliated Portfolios benefit us financially.  Pruco Life has selected the Portfolios for inclusion as investment options under this Annuity in Pruco Life’s role as the issuer of this Annuity, and Pruco Life does not provide investment advice or recommend any particular Portfolio. See "Other Information" under the heading concerning "Fees and Payments Received by Pruco Life" for more information about fees and payments we may receive from underlying Portfolios and/or their affiliates.
In addition, we may consider the potential risk to us of offering a Portfolio in light of the benefits provided by the Annuity.
Once you have selected your Investment Options, we will not rebalance your Account Value to take into account differences in performance among the Sub-accounts unless you participate in an automatic rebalancing program, including the Custom Portfolios Program. These programs would transfer Account Value periodically so that your Account Value allocated to the Sub-accounts is brought back to the exact percentage allocations you stipulated. Please see “Automatic Rebalancing Programs” and “Limitations with Optional Death Benefits” below for details about how these programs operate. You cannot participate in both the Automatic Rebalancing Program and the Custom Portfolios Program. If you are participating in an optional living benefit that uses a predetermined mathematical formula under which your Account Value may be transferred between certain “Permitted Sub-accounts” and the AST Investment Grade Bond Sub-Account, and you have elected automatic rebalancing, you should be aware that: (a) the AST Investment Grade Bond Sub-Account used as part of the predetermined mathematical formula and the Secure Value Account will not be included as part of automatic rebalancing and (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that existed originally.
The following table contains limited information about the Portfolios. Before selecting an Investment Option, you should carefully review the summary prospectuses and/or prospectuses for the Portfolios, which contain details about the investment objectives, policies, risks, costs and management of the Portfolios. You can obtain the summary prospectuses and prospectuses for the Portfolios by calling 1-888-PRU-2888 or at www.prudential.com.

Portfolio Name	Investment Objective (s)	Portfolio Adviser/Subadviser
AST Academic Strategies Asset Allocation Portfolio	Seeks long-term capital appreciation.	AlphaSimplex Group, LLC
AQR Capital Management, LLC
CoreCommodity Management, LLC
First Quadrant, L.P.
Jennison Associates LLC
Morgan Stanley Investment Management Inc.
Pacific Investment Management Company, LLC
PGIM Investments LLC
QMA LLC
Western Asset Management Company, LLC
Western Asset Management Company Limited
AST Advanced Strategies Portfolio	Seeks a high level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.	Brown Advisory, LLC
Loomis, Sayles & Company, L.P.
LSV Asset Management
Pacific Investment Management Company, LLC
PGIM Investments LLC
PGIM Fixed Income
QMA LLC
T. Rowe Price Associates, Inc.
William Blair Investment Management, LLC
AST AllianzGI World Trends Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors U.S. LLC
AST Balanced Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST BlackRock Global Strategies Portfolio	Seeks a high total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc. BlackRock International Limited
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Portfolio Name	Investment Objective (s)	Portfolio Adviser/Subadviser
AST BlackRock Low Duration Bond Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited
AST BlackRock/Loomis Sayles Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited Loomis, Sayles & Company, L.P.
AST Bond Portfolio 2021	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2022	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2023	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2024	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2025	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2026	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2027	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2028	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2029	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2030	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2031	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2032	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Capital Growth Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST ClearBridge Dividend Growth Portfolio	Seeks income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC
AST Cohen & Steers Global Realty Portfolio	Seeks capital appreciation and income.	Cohen & Steers Capital Management, Inc. Cohen & Steers Asia Limited Cohen & Steers UK Limited
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
AST Emerging Markets Equity Portfolio	Seeks long-term capital appreciation.	AQR Capital Management, LLC, J.P. Morgan Investment Management, Inc. Martin Currie Inc.
AST Fidelity Institutional AM® Quantitative Portfolio	Seeks long-term capital growth balanced by current income.	FIAM LLC
AST Franklin 85/15 Diversified Allocation Portfolio (formerly AST Legg Mason Diversified Growth Portfolio)	Seeks high risk-adjusted returns compared to its blended index.	Brandywine Global Investment Management, LLC ClearBridge Investments, LLC Franklin Advisers, Inc. QS Investors, LLC Western Asset Management Company, LLC. Western Asset Management Company Limited
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Portfolio Name	Investment Objective (s)	Portfolio Adviser/Subadviser
AST Global Bond Portfolio (formerly AST Wellington Management Global Bond Portfolio)	Seeks to provide consistent excess returns over the Bloomberg Barclays Global Aggregate US Dollar Hedged Bond Index.	AllianceBernstein L.P. Goldman Sachs Asset Management, L.P. Wellington Management Company LLP
AST Goldman Sachs Small-Cap Value Portfolio	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
AST Government Money Market Portfolio	Seeks high current income and maintain high levels of liquidity.	PGIM Fixed Income
AST High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	J.P. Morgan Investment Management, Inc. PGIM Fixed Income
AST Hotchkis & Wiley Large-Cap Value Portfolio	Seeks current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC
AST International Growth Portfolio	Seeks long-term capital growth.	Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC
AST International Value Portfolio	Seeks capital growth.	Lazard Asset Management LLC LSV Asset Management
AST Investment Grade Bond Portfolio	Seeks to maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST J.P. Morgan Global Thematic Portfolio	Seeks capital appreciation consistent with its specified level of risk tolerance.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan International Equity Portfolio	Seeks capital growth.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan Tactical Preservation Portfolio (formerly AST J.P. Morgan Strategic Opportunities Portfolio)	Seeks to maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.
AST Jennison Large-Cap Growth Portfolio	Seeks long-term growth of capital.	Jennison Associates LLC
AST Large-Cap Core Portfolio (formerly AST QMA Large-Cap Portfolio)	Seeks long-term capital appreciation.	QMA LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company
AST Loomis Sayles Large-Cap Growth Portfolio	Seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.	Loomis, Sayles & Company, L.P.
AST MFS Global Equity Portfolio	Seeks capital growth.	Massachusetts Financial Services Company
AST MFS Growth Allocation Portfolio	Seeks total return.	Massachusetts Financial Services Company
AST MFS Growth Portfolio	Seeks long-term capital growth and future, rather than current income.	Massachusetts Financial Services Company
AST MFS Large-Cap Value Portfolio	Seeks capital appreciation.	Massachusetts Financial Services Company
AST Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Massachusetts Financial Services Company Victory Capital Management Inc.
AST Mid-Cap Value Portfolio (formerly AST Neuberger Berman/LSV Mid-Cap Value Portfolio)	Seeks capital growth.	Massachusetts Financial Services Company Wellington Management Company LLP Victory Capital Management Inc.
AST Preservation Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST Prudential Core Bond Portfolio	Seeks to maximize total return consistent with the long-term preservation of capital.	PGIM Fixed Income
AST Prudential Growth Allocation Portfolio	Seeks total return.	Jennison Associates LLC PGIM Fixed Income PGIM Real Estate QMA LLC
AST QMA US Equity Alpha Portfolio	Seeks long term capital appreciation.	QMA LLC
AST Quantitative Modeling Portfolio	Seeks a high potential return while attempting to mitigate downside risk during adverse market cycles.	PGIM Investments LLC QMA LLC
AST Small-Cap Growth Opportunities Portfolio	Seeks capital growth.	Victory Capital Management Inc. Wellington Management Company, LLP
AST Small-Cap Growth Portfolio	Seeks long-term capital growth.	Emerald Mutual Fund Advisers Trust UBS Asset Management (Americas) Inc.
AST Small-Cap Value Portfolio	Seeks to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc. LMCG Investments, LLC
AST T. Rowe Price Asset Allocation Portfolio	Seeks a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Growth Opportunities Portfolio	Seeks a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc. T. Rowe Price International, Ltd. T. Rowe Price Japan, Inc. T. Rowe Price Hong Kong Limited
AST T. Rowe Price Large-Cap Growth Portfolio	Seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.	T. Rowe Price Associates, Inc.
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Portfolio Name	Investment Objective (s)	Portfolio Adviser/Subadviser
AST T. Rowe Price Large-Cap Value Portfolio	Seeks maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Natural Resources Portfolio	Seeks long-term capital growth primarily through the investment in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.	T. Rowe Price Associates, Inc.
AST Wellington Management Hedged Equity Portfolio	Seeks to outperform a mix of 50% Russell 3000 Index, 20% MSCI Europe, Australasia and the Far East (EAFE) Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in the Portfolio’s subadviser’s equity investment strategies	Wellington Management Company LLP
AST Western Asset Core Plus Bond Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Portfolio.	Western Asset Management Company, LLC. Western Asset Management Company Limited
AST Western Asset Emerging Markets Debt Portfolio	Seeks to maximize total return.	Western Asset Management Company, LLC Western Asset Management Company Limited
PSF Small-Cap Stock Index Portfolio – Class I (formerly PSF Small Capitalization Stock Portfolio – Class I)	Seeks long-term growth of capital.	QMA LLC
PSF Stock Index Portfolio – Class I	Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks.	QMA LLC
FIAM LLC is a business unit of FMR LLC (also known as Fidelity Investments).
Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
Fidelity and Contrafund are registered marks of FMR LLC. Used with permission
Personnel of Goldman Sachs Asset Management International, an affiliate of Goldman Sachs Asset Management, L.P., may perform certain delegated responsibilities for GSAM, may act on behalf of GSAM, or may perform functions that otherwise support the sub-advisory services provided to the Portfolio.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the portfolios of AST.
PGIM Investments LLC manages each of the portfolios of the Prudential Series Fund (PSF).
PGIM Real Estate is a business unit of PGIM, Inc.
LIMITATIONS WITH OPTIONAL BENEFITS
As a condition to your electing any optional benefits, we limit the Investment Options to which you may allocate your Account Value. Broadly speaking, we offer two groups of “Permitted Sub-accounts”. Under the first group (Group I), your allowable Investment Options are more limited, but you are not subject to mandatory quarterly rebalancing. We call the second group (Group II) our “Custom Portfolios Program.” The Custom Portfolios Program offers a larger menu of portfolios, but you are subject to certain other restrictions. Specifically:
•you must allocate at least 20% of your Account Value to certain fixed income portfolios (currently, the AST BlackRock/Loomis Sayles Bond Portfolio, the AST Western Asset Core Plus Bond Portfolio, and/or the AST Prudential Core Bond Portfolio); and
•you may allocate up to 80% in the portfolios listed in the table below; and
•on each benefit quarter (or the next Valuation Day, if the quarter-end is not a Valuation Day), we will automatically re-balance your Sub-accounts used with this Program, so that the percentages devoted to each portfolio remain the same as those in effect on the immediately preceding quarter-end, subject to the predetermined mathematical formula inherent in the benefit. Note that on the first quarter-end following your participation in the Custom Portfolios Program, we will re-balance your Sub-accounts so that the percentages devoted to each portfolio remain the same as those in effect when you began the Custom Portfolios Program (subject to the predetermined mathematical formula inherent in the benefit); and
•between quarter-ends, you may re-allocate your Account Value among the Investment Options permitted within this category. If you reallocate, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation; and
•if you are already participating in the Custom Portfolios Program and add a new benefit that also participates in this program, your rebalancing date will continue to be based upon the quarterly anniversary of your initial benefit election.
While those who do not participate in any optional benefit generally may invest in any of the Investment Options described in the prospectus, only those who participate in the optional benefits listed in Group II below may participate in the Custom Portfolios Program. Please note that the Custom Portfolios Program is not available with any of the Highest Daily Lifetime Income v2.1 and 2.0 benefits. If you currently have an optional death benefit that allows you to participate in the Custom Portfolios Program and wish to elect a Highest Daily Lifetime Income v2.1 benefit, you may not continue to invest under the Custom Portfolios Program. Instead, you will have to allocate your Account Value to the Investment Options permitted for the Highest Daily Lifetime Income v2.1 benefit at the time you elect it. If you participate in the Custom Portfolios Program, you may not participate in other Automatic Rebalancing Programs. We may modify or terminate the Custom Portfolios Program at any time. Any such modification or termination will (i) be implemented only after we have notified you in advance, (ii) not affect the guarantees you had accrued under the optional benefit or your ability to continue to participate in those optional benefits, and (iii) not require you to transfer account value out of any portfolio in which you participated immediately prior to the modification or termination. If you are not participating in the Custom Portfolios Program at the time of any modification or termination, or if you voluntarily transfer your Account Value out of
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the Custom Portfolios Program after any modification or termination, we may restrict your further eligibility to participate in the Custom Portfolios Program.
In the following tables, we set forth the optional benefits that you may have if you also participate in the Group I or Group II programs, respectively. Please note that the DCA Market Value Adjustment Options described later in this section are also available if you elect an optional benefit.
Group I: Allowable Benefit Allocations

Highest Daily Lifetime Income v2.1	AST Academic Strategies Asset Allocation Portfolio
Spousal Highest Daily Lifetime Income v2.1	AST Advanced Strategies Portfolio
Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit	AST AllianzGI World Trends Portfolio
Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit	AST Balanced Asset Allocation Portfolio
Highest Daily Lifetime Income 2.0	AST BlackRock Global Strategies Portfolio
Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator	AST Capital Growth Asset Allocation Portfolio
Spousal Highest Daily Lifetime Income 2.0	AST Fidelity Institutional AM® Quantitative Portfolio
Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit	AST MFS Growth Allocation Portfolio
Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit	AST J.P. Morgan Global Thematic Portfolio
Highest Daily Lifetime Income	AST J.P. Morgan Tactical Preservation Portfolio
Highest Daily Lifetime Income with Lifetime Income Accelerator	AST Preservation Asset Allocation Portfolio
Spousal Highest Daily Lifetime Income	AST Prudential Growth Allocation Portfolio
Highest Daily Lifetime 6 Plus	AST T. Rowe Price Asset Allocation Portfolio
Highest Daily Lifetime 6 Plus with LIA	AST Wellington Management Hedged Equity Portfolio
Spousal Highest Daily Lifetime 6 Plus
GRO Plus II
Highest Daily GRO II
Highest Anniversary Value Death Benefit
Combination 5% Roll-Up and HAV Death Benefit

Group II: Custom Portfolios Program
Highest Daily Lifetime Income	AST Academic Strategies Asset Allocation Portfolio
Highest Daily Lifetime Income with Lifetime Income Accelerator	AST Advanced Strategies Portfolio
Spousal Highest Daily Lifetime Income	AST AllianzGI World Trends Portfolio
Highest Daily Lifetime 6 Plus	AST Balanced Asset Allocation Portfolio
Highest Daily Lifetime 6 Plus with LIA	AST BlackRock Global Strategies Portfolio
Spousal Highest Daily Lifetime 6 Plus	AST BlackRock Low Duration Bond Portfolio
GRO Plus II	AST BlackRock/Loomis Sayles Bond Portfolio
Highest Daily GRO II	AST Capital Growth Asset Allocation Portfolio
Highest Anniversary Value Death Benefit	AST ClearBridge Dividend Growth Portfolio
Combination 5% Roll-Up and HAV Death Benefit	AST Cohen & Steers Global Realty Portfolio
AST Cohen & Steers Realty Portfolio
AST Emerging Markets Equity Portfolio
AST Fidelity Institutional AM® Quantitative Portfolio
AST Global Bond Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Government Money Market Portfolio
AST High Yield Portfolio
AST Hotchkis & Wiley Large-Cap Value Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio
AST J.P. Morgan Tactical Preservation Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Allocation Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
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AST Mid-Cap Growth Portfolio
AST Mid-Cap Value Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio
AST QMA US Equity Alpha Portfolio
AST Small-Cap Growth Opportunities Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Large-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio
MARKET VALUE ADJUSTMENT OPTIONS
When you allocate your Account Value to an Market Value Adjustment Option, you earn a fixed rate of interest as long as you remain invested for a set period of time called a Guarantee Period. Amounts in Market Value Adjustment Options are supported by our general account and subject to our claims paying ability. Please see “Other Information” later in this prospectus for additional information about our general account. There are two types of Market Value Adjustment Options available under each Annuity – the Long-Term Market Value Adjustment Options and the DCA Market Value Adjustment Options. If you elected an optional living or death benefit, only the DCA Market Value Adjustment Option is available to you. For more information on how the amount of the Market Value Adjustment is determined and the formulas used to calculate it, please see the separate Market Value Adjusted Fixed Allocation Investment Option prospectus, which you can receive by calling us at 1-888-778-2888.
MARKET VALUE ADJUSTMENT
With certain exceptions, if you transfer or withdraw Account Value from an Market Value Adjustment Option prior to the end of the applicable Guarantee Period, you will be subject to a Market Value Adjustment or “Market Value Adjustment”. We assess an Market Value Adjustment (whether positive or negative) upon:
•any surrender, partial withdrawal (including a systematic withdrawal, Medically Related Surrender, or a withdrawal program under Sections 72(t) or
•72(q) of the Code), or transfer out of an Market Value Adjustment Option made outside the 30 days immediately preceding the maturity of the Guarantee Period; and
•your exercise of the Free Look right under your Annuity, unless prohibited by state law.
We will NOT assess an Market Value Adjustment (whether positive or negative) in connection with any of the following:
•partial withdrawals made to meet Required Minimum Distribution requirements under the Code in relation to your Annuity or a required distribution if your Annuity is held as a Beneficiary Annuity, but only if the Required Minimum Distribution or required distribution from Beneficiary Annuity is an amount that we calculate and is distributed through a program that we offer;
•transfers or partial withdrawals from an Market Value Adjustment Option during the 30 days immediately prior to the end of the applicable Guarantee Period, including the Maturity Date of the Market Value Adjustment Option;
•transfers made in accordance with our 6 or 12 Month DCA Program;
•when a death benefit is determined;
•deduction of an Annual Maintenance Fee for the Annuity;
•Annuitization under the Annuity; and
•transfers made pursuant to a mathematical formula used with an optional living benefit.
DCA MARKET VALUE ADJUSTMENT OPTIONS
In addition to the Long-Term Market Value Adjustment Options, we offer DCA Market Value Adjustment Options that are used with our 6 or 12 Month DCA Program. Amounts allocated to the DCA Market Value Adjustment Options earn the declared rate of interest while the amount is transferred over a 6 or 12 month period into the Sub-accounts that you have designated. Because the interest we credit is applied against a balance that declines as transfers are made periodically to the Sub-accounts, you do not earn interest on the full amount you allocated initially to the DCA Market Value Adjustment Options for the 6 month or 12 month period. A dollar cost averaging program does not assure a profit, or protect against a loss. For a complete description of our 6 or 12 month DCA Program, see the applicable section of this prospectus within “Managing Your Account Value” and the separate Market Value Adjustment prospectus.
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FEES, CHARGES AND DEDUCTIONS
In this section, we provide detail about the charges you incur if you own the Annuity.
The charges under each Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under each Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuities exceed our total costs in connection with the Annuities, we will earn a profit. Otherwise we will incur a loss. For example, Pruco Life may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations and other expenses under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose.
The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In general, a given charge under the Annuity compensates us for our costs and risks related to that charge and may provide for a profit. However, it is possible that with respect to a particular obligation we have under this Annuity, we may be compensated not only by the charge specifically tied to that obligation, but also from one or more other charges we impose.
With regard to charges that are assessed as a percentage of the value of the Sub-accounts, please note that such charges are assessed through a reduction to the Unit Value of your investment in each Sub-account, and in that way reduce your Account Value. A “Unit” refers to a share of participation in a Sub-account used to calculate your Unadjusted Account Value prior to the Annuity Date.
Contingent Deferred Sales Charge (“CDSC”): A CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials, other promotional expenses and, in the case of the X Series, the cost of providing a Purchase Credit. We may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal (except that there is no CDSC on the C Series Annuity). The CDSC is calculated as a percentage of your Purchase Payment (not including any Purchase Credit applied on the X Series) being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is taken on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the X Series, the B Series, and the L Series are shown under “Summary of Contract Fees and Charges” earlier in this prospectus.
With respect to a partial withdrawal, we calculate the CDSC by assuming that any available charge free withdrawal amount is taken out first (see “Charge free withdrawal Amounts” later in this prospectus). If the charge free withdrawal amount is not sufficient, we then assume that any remaining amount of a partial withdrawal is taken from Purchase Payments on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity (including gains or purchase credits), as described in the examples below.
EXAMPLES
These examples are designed to show you how the CDSC is calculated. They do not take into account any other fees and charges. The examples illustrate how the CDSC would apply to reduce your Account Value based on the timing and amount of your withdrawals. They also illustrate how a certain amount of your withdrawal, the “Charge free withdrawal Amount,” is not subject to the CDSC. The Charge free withdrawal Amount is equal to 10% of all Purchase Payments currently subject to a CDSC in each year and is described in more detail in “Access to Account Value,” later in this prospectus.
Assume you purchase your B Series Annuity with a $75,000 initial Purchase Payment and you make no additional Purchase Payments for the life of your Annuity.
Example 1
Assume the following:
•two years after the purchase, your Unadjusted Account Value is $85,000 (your Purchase Payment of $75,000 plus $10,000 of investment gain);
•the charge free withdrawal amount is $7,500 ($75,000 x .10);
•the applicable CDSC is 6%.
If you request a withdrawal of $50,000, $7,500 is not subject to the CDSC because it is the charge free withdrawal amount. The remaining amount of your withdrawal is subject to the 6% CDSC.
Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your Annual Income Amount through our systematic withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by any applicable CDSC or tax withholding. In a net withdrawal, you request a withdrawal for an exact dollar amount with the understanding that any applicable deduction for CDSC or tax withholding is taken from your Unadjusted Account Value. This means that an amount greater than the amount of your requested withdrawal may be deducted from your Unadjusted Account Value. To make sure that you receive the full amount requested, we calculate the entire amount, including the amount generated due to the CDSC or tax withholding, that will need to be withdrawn. We then apply the CDSC or tax withholding to that entire amount.
•If you request a gross withdrawal, the amount of the CDSC will reduce the amount of the withdrawal you receive. In this case, the CDSC would equal $2,550 (($50,000 – the charge free withdrawal amount of $7,500 = $42,500) x .06 = $2,550). You would receive $47,450
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($50,000 – $2,550). To determine your remaining Unadjusted Account Value after your withdrawal, we reduce your initial Unadjusted Account by the amount of your requested withdrawal. In this case, your Unadjusted Account Value would be $35,000 ($85,000 – $50,000).
•If you request a net withdrawal, we first determine the entire amount that will need to be withdrawn in order to provide the requested payment. We do this by first subtracting the charge free withdrawal amount and dividing the resulting amount by the result of 1 minus the surrender charge. Here is the calculation: $42,500/(1 – 0.06) = $45,212.77. This is the total amount to which the CDSC will apply. The amount of the CDSC is $2,712.77. Therefore, in order to for you to receive the full $50,000, we will need to deduct $52,712.77 from your Unadjusted Account Value, resulting in remaining Unadjusted Account Value of $32,287.23.
Example 2
Assume the following:
•you took the withdrawal described above as a gross withdrawal;
•two years after the withdrawal described above, the Unadjusted Account Value is $48,500 ($35,000 of remaining Unadjusted Account Value plus $13,500 of investment gain);
•the charge free withdrawal amount is still $7,500 because no additional Purchase Payments have been made and the Purchase Payment is still subject to a CDSC; and
•the applicable CDSC in Annuity Year 4 is now 5%.
If you now take a second gross withdrawal of $10,000, $7,500 is not subject to the CDSC because it is the charge free withdrawal amount. The remaining $2,500 is subject to the 5% CDSC or $125 and you will receive $9,875.
No matter how you specify the withdrawal, any market value adjustment resulting from withdrawals of amounts in the Market Value Adjustment options will not be applied to the amount you receive, but instead will be applied to your Unadjusted Account Value. See “Charge free withdrawal Amounts” later in this prospectus for a discussion as to how this might affect an optional living benefit you may have. Please be aware that under the Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income and Highest Daily Lifetime 6 Plus suites of benefits: (a) for a gross withdrawal, if the amount requested exceeds the Annual Income Amount, the excess portion will be treated as Excess Income and (b) for a net withdrawal, if the amount you receive plus the amount of the CDSC deducted from your Unadjusted Account Value exceeds the Annual Income Amount, the excess portion will be treated as Excess Income (which has negative consequences under those benefits).
Upon surrender, we calculate a CDSC based on any Purchase Payments that remain in your Account Value on the date of the surrender (and after all other withdrawals have been taken). If you have made prior partial withdrawals or if your Account Value has declined in value due to negative Sub-account performance, the Purchase Payments used in this calculation may be greater than your remaining Account Value. Consequently, a higher CDSC may result than if we had calculated the CDSC as a percentage of remaining Account Value.
We may waive any applicable CDSC under certain circumstances described below in “Exceptions/Reductions to Fees and Charges.”
Transfer Fee: Currently, you may make 20 free transfers between Investment Options each Annuity Year. We may charge $10 for each transfer after the 20th in each Annuity Year. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or Custom Portfolio Program when we count the 20 free transfers. All transfers made on the same day will be treated as one transfer. Renewals or transfers of Account Value from an Market Value Adjustment Option within the 30 days immediately preceding the end of its Guarantee Period are not subject to the Transfer Fee and are not counted toward the 20 free transfers. Similarly, transfers made under our 6 or 12 Month DCA Program and transfers made pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the 20 free transfers. Transfers made through any electronic method or program we specify are not counted toward the 20 free transfers. The transfer fee is deducted pro rata from all Sub-accounts in which you maintain Account Value immediately subsequent to the transfer.
Annual Maintenance Fee: Prior to Annuitization, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is equal to $50 or 2% of your Unadjusted Account Value, whichever is less. This fee compensates us for administrative and operational costs in connection with the Annuity, such as maintaining our internal systems that support the Annuity. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender unless the surrender is taken within 30 days of the most recently assessed Annual Maintenance Fee. The fee is taken out first from the Sub-accounts on a pro rata basis, and then from the Market Value Adjustment Options (if the amount in the Sub-accounts is insufficient to pay the fee). The Annual Maintenance Fee is only deducted if the sum of the Purchase Payments at the time the fee is deducted is less than $100,000. We do not impose the Annual Maintenance Fee upon Annuitization (unless Annuitization occurs on an Annuity anniversary), or the payment of a Death Benefit. For Beneficiaries that elect the Beneficiary Continuation Option, the Annual Maintenance Fee is the lesser of $30 or 2% of Unadjusted Account Value and is only assessed if the Unadjusted Account Value is less than $25,000 at the time the fee is due. Pursuant to state law, the amount of the Annual Maintenance Fee may differ in certain states.
Tax Charge: Some states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We reserve the right to deduct the tax from Purchase Payments when received, from Surrender Value upon surrender, or from Unadjusted Account Value upon Annuitization. The Tax Charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of Purchase Payments, Surrender Value, or Account Value as applicable. The Tax Charge currently ranges up to 3.5%. We may assess a charge against the Sub-accounts and the Market Value Adjustment
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Options equal to any taxes which may be imposed upon the Separate Accounts. “Surrender Value” refers to the Account Value (which includes the effect of any Market Value Adjustment) less any applicable CDSC, any applicable tax charges, any charges assessable as a deduction from the Account Value for any optional benefits provided by rider or endorsement, and any Annual Maintenance Fee.
We will pay company income taxes on the taxable corporate earnings created by this Annuity. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you may pay under the Annuity. We will periodically review the issue of charging for taxes, and we may charge for taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the administration of the Contract, including any tax imposed with respect to the operation of the Separate Account or General Account.
In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract Owners are not the Owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the Annuity. We reserve the right to change these tax practices.
Insurance Charge: We deduct an Insurance Charge daily based on the annualized rate shown in the “Summary of Contract Fees and Charges.” The charge is assessed against the assets allocated to the Sub-accounts. The Insurance Charge is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The Insurance Charge is intended to compensate Pruco Life for providing the insurance benefits under each Annuity, including each Annuity’s basic Death Benefit (as described in the “Minimum Death Benefit” subsection in Death Benefits” later in this prospectus) that, subject to the Annuity’s terms and conditions, provides guaranteed benefits to your Beneficiaries even if your Account Value declines. The Insurance Charge also compensates us for the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge further compensates us for our administrative costs associated with providing the Annuity benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. Each Annuity has a different Insurance Charge during the first 9 Annuity Years. However, for the L Series, X Series, and C Series, on the Valuation Day immediately following the 9th Annuity Anniversary, the Insurance Charge drops to 1.30% annually (the B Series Insurance Charge is a constant 1.30%). Please refer to the section entitled “Valuing Your Investment” for more information about how the units are impacted when the Insurance Charge decreases to 1.30%.
Charges for Optional Benefits: If you elect to purchase optional benefits, we will deduct an additional charge. This charge compensates us for the guarantees provided by the optional benefit (as described in “Optional Living Benefits” later in this prospectus) and the risk that persons we guarantee living benefit payments to will live longer than our assumptions. For some optional benefits, the charge is assessed against your Account Value allocated to the Sub-accounts. These charges are included in the daily calculation of the Unit price for each Sub-account. For certain other optional benefits, such as Highest Daily Lifetime Income v2.1, the charge is assessed against the greater of the Unadjusted Account Value and the Protected Withdrawal Value and is taken out of the Sub-accounts quarterly. Please refer to the section entitled “Summary of Contract Fees and Charges” for the list of charges for each optional benefit.
Settlement Service Charge: If your Beneficiary takes the death benefit under a Beneficiary Continuation Option, the Insurance Charge no longer applies. However, we then begin to deduct a Settlement Service Charge which compensates us for the cost of providing administrative services in connection with the Beneficiary Continuation Option. This charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annualized charge of 1%.
Fees and Expenses Incurred by the Portfolios: Each Portfolio incurs total annualized operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees and short sale expenses that may apply. These fees and expenses are assessed against each Portfolio’s net assets, and reflected daily by each Portfolio before it provides Pruco Life with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the summary prospectuses and prospectuses for the Portfolios, which can be obtained by calling 1-888-PRU-2888 or at www.prudential.com.
MARKET VALUE ADJUSTMENT OPTION CHARGES
No specific fees or expenses are deducted when determining the rates we credit to an Market Value Adjustment Option. However, for some of the same reasons that we deduct the Insurance Charge against the Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to an Market Value Adjustment Option. For information about how the amount of an Market Value Adjustment is calculated if you transfer or withdraw Account Value prior to the end of the applicable Guarantee Period, please see the separate prospectus covering the Market Value Adjusted Fixed Allocation Investment Option.
ANNUITY PAYMENT OPTION CHARGES
If you select a fixed payment option upon Annuitization, the amount of each fixed payment will depend on the Unadjusted Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply.
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EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an Administration Charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

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PURCHASING YOUR ANNUITY
Please note that these Annuities are no longer available for new sales. The information provided in this section is for informational purposes only.
REQUIREMENTS FOR PURCHASING THE ANNUITY
We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. All such conditions are described below.
Initial Purchase Payment: An initial Purchase Payment is considered the first Purchase Payment received by us in Good Order and in an amount sufficient to issue your Annuity. This is the payment that issues your Annuity. All subsequent Purchase Payments allocated to the Annuity will be considered additional Purchase Payments. Unless we agree otherwise and subject to our rules, you must make a minimum initial Purchase Payment as follows: $1,000 for the B Series and $10,000 for the X Series, L Series, and C Series. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we may accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.
We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. To the extent allowed by state law, that required approval also will apply to a proposed change of owner of the Annuity, if as a result of the ownership change, total Purchase Payments with respect to this Annuity and all other annuities owned by the new Owner would equal or exceed that $1 million threshold. We may limit additional Purchase Payments under other circumstances, as explained in “Additional Purchase Payments,” below.
Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner’s ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.
Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Pruco Life. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Pruco Life by wiring funds through your financial professional's broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.
Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions. You can allocate Purchase Payments to one or more available Investment Options. Investment restrictions will apply if you elect an optional benefit.
Speculative Investing: Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Currently, we will not issue an Annuity, permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships and endowments. Further, we will only issue an Annuity, allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated Annuitant.  These rules are subject to state law. You may name as Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant.  We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either Joint Annuitants during the Accumulation Period or Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below.  Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value may be reduced by the Total Insurance Charge and may be subject to Sub-account fluctuations. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary (ies) as described in the “Death Benefits” section of this prospectus. See the “Death Benefits” section later in this prospectus for information on the amount payable if the Annuitant predeceases the non-Annuitant grantor.
Age Restrictions: Unless we agree otherwise and subject to our rules, in order to issue the Annuity we must receive the application, in good order, before the oldest of the Owner(s) and Annuitant(s) turns age 81 for the X Series and age 86 for the B Series, L Series, and C Series. No additional Purchase Payments will be permitted after age 85 for any of the Annuities. If you purchase a Beneficiary Annuity, the maximum issue age is 70 based on the Key Life. The availability and level of protection of certain optional benefits may vary based on the age of the oldest Owner (or Annuitant, if entity-owned) on the Issue Date of the Annuity or the date of the Owner's death. In addition, the broker-dealer firm through which
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you are purchasing an Annuity may impose a younger maximum issue age than what is described above - check with the broker-dealer firm for details. The “Annuitant” refers to the natural person upon whose life annuity payments payable to the Owner are based.
Additional Purchase Payments: If allowed by applicable state law, currently you may make additional Purchase Payments, provided that the payment is at least $100 (we impose a $50 minimum for electronic funds transfer (“EFT”) purchases). We may amend this Purchase Payment minimum, and/or limit the Investment Options to which you may direct Purchase Payments. You may make additional Purchase Payments, unless the Annuity is held as a Beneficiary Annuity, at any time before the earlier of the Annuity Date and (i) for Annuities that are not entity-owned, the oldest Owner's 86th birthday or (ii) for entity-owned Annuities, the Annuitant’s 86th birthday. However, Purchase Payments are not permitted after the Account Value is reduced to zero. Additionally, effective December 31, 2020, additional purchase payments are not permitted after the first anniversary of the election of any optional benefit.
Each additional Purchase Payment will be allocated to the Investment Options according to the instructions you provide with such Purchase Payment. You may not provide allocation instructions that apply to more than one additional Purchase Payment. Thus, if you have not provided allocation instructions with a particular additional Purchase Payment, we will allocate the Purchase Payment on a pro rata basis to the Sub-accounts in which your Account Value is then allocated, excluding Sub-accounts to which you may not choose to allocate Account Value, such as the AST Investment Grade Bond Sub-account.
If you have elected a living benefit where we currently limit additional Purchase Payments received after the first anniversary of the benefit effective date to $50,000 in each benefit year, we will permit contributions into your SEP Annuity contract up to the annual IRS limits. For additional information regarding the IRS limits applicable to SEP Annuity contracts see “Qualified Annuities” section in “Tax Considerations” for additional information.
For Annuities that have one of the Highest Daily Lifetime Income v2.1 benefits, we may limit, suspend or reject any additional Purchase Payment at any time, but would do so only on a non-discriminatory basis. Circumstances where we may limit, restrict, suspend or reject additional Purchase Payments include, but are not limited to, the following:
•if we determine that, as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion (among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s));
•if we are not then offering this benefit for new issues; or
•if we are offering a modified version of this benefit for new issues.
If we exercise our right to suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, you may no longer be able to fund the Highest Daily Lifetime Income v2.1 benefit that you selected to the level you originally intended. This means that you may no longer be able to increase the values associated with your Highest Daily Lifetime Income v2.1 benefit through additional Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities. Please see the “Living Benefits” section later in this prospectus for further information on additional Purchase Payments.
Depending on the tax status of your Annuity (e.g., if you own the Annuity through an IRA), there may be annual contribution limits dictated by applicable law. Please see “Tax Considerations” for additional information on these contribution limits.
If you have elected to participate in the 6 or 12 Month DCA Program, your initial Purchase Payment will be applied to your chosen program. Each time you make an additional Purchase Payment, you will need to elect a new 6 or 12 Month DCA Program for that additional Purchase Payment. If you do not provide such instructions, we will allocate that additional Purchase Payment on a pro rata basis to the Sub-accounts in which your Account Value is then allocated, excluding Sub-accounts to which you may not choose to allocate Account Value. Additionally, if your initial Purchase Payment is funded from multiple sources (e.g., a transfer of assets/1035 exchange) then the total amount that you have designated to fund your Annuity will be treated as the initial Purchase Payment for purposes of your participation in the 6 or 12 Month DCA Program.
Additional Purchase Payments may also be limited if the total Purchase Payments under this Annuity and other annuities equals or exceeds $1,000,000, as described in more detail in “Initial Purchase Payment,” above.
PURCHASE CREDITS UNDER THE X SERIES
As detailed below, we apply a “Purchase Credit” to your Annuity’s Account Value with respect to certain Purchase Payments you make under the X Series Annuity. The Purchase Credit is equal to a percentage of each Purchase Payment. To determine the amount of the Purchase Credit, we multiply the amount of the Purchase Payment by the applicable Purchase Credit percentage.
With respect to Purchase Payments (of any amount) received during Annuity Years 1 through 4, the credit percentage will equal 6%, so long as the oldest Owner (or Annuitant, if entity-owned) of the Annuity is younger than 82 at the time the Purchase Payment is made. If the oldest Owner (or Annuitant, if entity owned) is aged 82-85 at the time the Purchase Payment (of any amount) is made, the credit percentage will equal 3% during Annuity Years 1-4. With respect to Purchase Payments received on the fourth anniversary of the Issue Date and thereafter, regardless of the Owner or Annuitant's age, the credit percentage will be 0%.
Each Purchase Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Purchase Credit is allocated to the Investment Options in the same ratio as the applicable Purchase Payment is applied.
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We do not consider the Purchase Credit as an “investment in the contract” for income tax purposes.
Example of Applying the Purchase Credit
Assume you are 65 years old and you make an initial Purchase Payment of $450,000. We would apply a 6.0% Purchase Credit to your Purchase Payment and allocate the amount of the Purchase Credit ($27,000 = $450,000 X .06) to your Account Value in the proportion that your Purchase Payment is allocated.
Recapture of Purchase Credits
The amount of any Purchase Credit applied to your X Series Account Value can be recaptured by Pruco Life under certain circumstances:
•any Purchase Credit applied to your Account Value on Purchase Payments made within the period beginning 12 months prior to the Owner’s date of death and ending on the date of Due Proof of Death will be recaptured. We do not currently recapture any Purchase Credits at the time of spousal assumption of the Annuity.
•the amount available under the Medically-Related Surrender portion of the Annuity will not include the amount of any Purchase Credit associated with any Purchase Payments made within 12 months of the date the Medically-Related Surrender is received in Good Order at our Service Office; and
•if you Free Look your Annuity, the amount returned to you will not include the amount of any Purchase Credit.
The amount we recapture will equal the Purchase Credit, without adjustment up or down for investment performance. Therefore, any gain on the Purchase Credit amount will not be recaptured. But if there was a loss on the Purchase Credit, the amount we recapture will still equal the amount of the Purchase Credit.
DESIGNATION OF OWNER, ANNUITANT, AND BENEFICIARY
Owner, Annuitant and Beneficiary Designations: We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.
•Owner: Each Owner holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint Owners are required to act jointly; however, if each Owner provides us with an instruction that we find acceptable, we will permit each Owner to act independently on behalf of both Owners. All information and documents that we are required to send you will be sent to the first named Owner. Co-ownership by entity Owners or an entity Owner and an individual is not permitted. Refer to the Glossary of Terms for a complete description of the term “Owner.” Prior to Annuitization, there is no right of survivorship (other than any spousal continuance right that may be available to a surviving spouse).
•Annuitant: The Annuitant is the person upon whose life we make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the Accumulation Period. In limited circumstances and where allowed by law, we may allow you to name one or more “Contingent Annuitants” with our prior approval. Generally, a Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of “Considerations for Contingent Annuitants” in the Tax Considerations section of the prospectus. For Beneficiary Annuities, instead of an Annuitant there is a “Key Life” which is used to determine the annual required distributions.
Beneficiary: The Beneficiary is the person(s) or entity you name to receive the Death Benefit. Your Beneficiary designation should be the exact name of your Beneficiary, not only a reference to the Beneficiary’s relationship to you. If you use a class designation in lieu of designating individuals (e.g. “surviving children”), we will pay the class of Beneficiaries as determined at the time of your death and not the class of Beneficiaries that existed at the time the designation was made. If no Beneficiary is named, the Death Benefit will be paid to you or your estate. For Annuities that designate a custodian or a plan as Owner, the custodian or plan must also be designated as the Beneficiary. For Beneficiary Annuities, instead of a Beneficiary, the term “Successor” is used. If an Annuity is co-owned by spouses, we do not offer Joint Tenants with Rights of Survivorship (JTWROS). Both owners would need to be listed as the primary beneficiaries for the surviving spouse to maintain the contract, unless you elect an alternative Beneficiary designation.
Your right to make certain designations may be limited if your Annuity is to be used as an IRA, Beneficiary Annuity or other “qualified” investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.
“Beneficiary” Annuity
You may purchase an Annuity if you are a Beneficiary of an account that was owned by a decedent, subject to the following requirements. You may transfer the proceeds of the decedent's account into one of the Annuities described in this prospectus and receive distributions that are required by the tax laws. This transfer option is not available if the proceeds are being transferred from an annuity issued by us or one of our affiliates and the annuity offers a “Beneficiary Continuation Option”.
Upon purchase, the Annuity will be issued in the name of the decedent for your benefit. You must take required distributions at least annually, which we will calculate based on the applicable life expectancy in the year of the decedent's death, using Table 1 in IRS Publication 590-B. We do not assess a CDSC (if applicable) on distributions from your Annuity if you are required by law to take such distributions from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate and is paid out through a program of systematic withdrawals that we make available.
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For IRAs and Roth IRAs, distributions must begin by December 31st of the year following the year of the decedent’s death. If you are the surviving spouse Beneficiary, distributions may be deferred until the decedent would have attained age 70½ (72 for those who would have reached age 70½ after 2019). However, if you choose to defer distributions, you are responsible for complying with the distribution requirements under the Code, and you must notify us when you would like distributions to begin. For additional information regarding the tax considerations applicable to Beneficiaries of an IRA or Roth IRA, see “Required Distributions Upon Your Death for Qualified Annuity Contracts” in “Tax Considerations”.
For nonqualified Annuities, distributions must begin within one year of the decedent's death. For additional information regarding the tax considerations applicable to Beneficiaries of a non-qualified Annuity see “Required Distributions Upon Your Death for Nonqualified Annuity Contracts” in “Tax Considerations”.
You may take withdrawals in excess of your required distributions, however such withdrawals may be subject to the Contingent Deferred Sales Charge. Any withdrawals you take count toward the required distribution for the year. All applicable charges will be assessed against your Annuity, such as the Insurance Charge and the Annual Maintenance Fee.
The Annuity provides a basic Death Benefit upon death, and you may name “successors” who may either receive the Death Benefit as a lump sum or continue receiving distributions after your death under the Beneficiary Continuation Option.
Please note the following additional limitations for a Beneficiary Annuity:
•No additional Purchase Payments are permitted. You may only make a one-time initial Purchase Payment transferred to us directly from another annuity or eligible account. You may not make your Purchase Payment as an indirect rollover, or combine multiple assets or death benefits into a single contract as part of this Beneficiary Annuity.
•You may not elect any optional living or death benefits.
•You may not annuitize the Annuity; no annuity options are available.
•You may participate only in the following programs: Auto Rebalancing, Dollar Cost Averaging (but not the 6 or 12 Month DCA Program), or systematic withdrawals.
•You may not assign or change ownership of the Annuity, and you may not change or designate another life upon which distributions are based. A Beneficiary Annuity may not be co-owned.
•If the Annuity is funded by means of transfer from another Beneficiary Annuity with another company, we require that the sending company or the beneficial Owner provide certain information in order to ensure that applicable required distributions have been made prior to the transfer of the contract proceeds to us. We further require appropriate information to enable us to accurately determine future distributions from the Annuity. Please note we are unable to accept a transfer of another Beneficiary Annuity where taxes are calculated based on an exclusion amount or an exclusion ratio of earnings to original investment. We are also unable to accept a transfer of an annuity that has annuitized.
•The beneficial Owner of the Annuity can be an individual, grantor trust, or, for an IRA or Roth IRA, an estate or a qualified trust. In general, a qualified trust (1) must be valid under state law; (2) must be irrevocable or become irrevocable by its terms upon the death of the IRA or Roth IRA Owner; and (3) the Beneficiaries of the trust who are Beneficiaries with respect to the trust’s interest in this Annuity must be identifiable from the trust instrument and must be individuals. A qualified trust may be required to provide us with a list of all Beneficiaries to the trust (including contingent and remainder Beneficiaries with a description of the conditions on their entitlement), all of whom must be individuals, as of September 30th of the year following the year of death of the IRA or Roth IRA Owner, or date of Annuity application if later. The trustee may also be required to provide a copy of the trust document upon request.  If the beneficial Owner of the Annuity is a grantor trust, distributions must be based on the life expectancy of the grantor who is named as the Annuitant.   If the beneficial Owner of the Annuity is a qualified trust, distributions must be based on the life expectancy of the oldest Beneficiary under the trust.
•If this Beneficiary Annuity is transferred to another company as a tax-free exchange with the intention of qualifying as a Beneficiary annuity with the receiving company, we may require certifications from the receiving company that required distributions will be made as required by law.
•If you are transferring proceeds as Beneficiary of an annuity that is owned by a decedent, we must receive your transfer request at least 45 days prior to your first or next required distribution. If, for any reason, your transfer request impedes our ability to complete your required distribution by the required date, we will be unable to accept your transfer request.
RIGHT TO CANCEL
You may cancel (or “Free Look”) your Annuity for a refund by notifying us in Good Order or by returning the Annuity to our Service Office or to the representative who sold it to you within 10 days after you receive it (or such other period as may be required by applicable law). The Annuity can be mailed or delivered either to us, at our Service Office, or to the representative who sold it to you. Return of the Annuity by mail is effective on being postmarked, properly addressed and postage prepaid.
Subject to applicable law, the amount of the refund will equal the Account Value as of the Valuation Day we receive the returned Annuity at our Service Office or the cancellation request in Good Order, plus any fees or tax charges deducted from the Purchase Payment upon allocation to the Annuity or imposed under the Annuity, less any applicable federal and state income tax withholding. However, where we are required by applicable law to return Purchase Payments, we will return the greater of Account Value and Purchase Payments. With respect to the X Series, if you return your Annuity, we will not return any Purchase Credits we applied to your Annuity based on your Purchase Payments. If you had Account Value allocated to any Market Value Adjustment Option upon your exercise of the Free Look, we will, to the extent allowed by applicable state law, calculate any applicable Market Value Adjustment with a zero “Liquidity Factor”. See the section of this prospectus entitled “Market Value Adjustment Options.”
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SCHEDULED PAYMENTS DIRECTLY FROM A BANK ACCOUNT
You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity, unless the Annuity is held as a Beneficiary Annuity. Investment restrictions will apply if you elect optional benefits. No additional Purchase Payments are permitted if you have elected the Beneficiary Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or terminated the ability of Owners to submit additional Purchase Payments.
SALARY REDUCTION PROGRAMS
These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are not directed to the Market Value Adjustment Options.
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MANAGING YOUR ANNUITY
CHANGE OF OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS
In general, you may change the Owner, Annuitant and Beneficiary designations by sending us a request in Good Order, which will be effective upon receipt at our Service Office. However, if the Annuity is held as a Beneficiary Annuity, the Owner may not be changed and you may not designate another Key Life upon which distributions are based. As of the Valuation Day we receive an ownership change, including an assignment, any automated investment or withdrawal programs will be canceled. The new Owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Any change we accept is subject to any transactions processed by us before we receive the notice of change at our Service Office. Some of the changes we will not accept include, but are not limited to:
•a new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner’s death;
•a new Annuitant subsequent to the Annuity Date if the annuity option includes a life contingency;
•a new Annuitant prior to the Annuity Date if the Owner is an entity;
•a new Owner such that the new Owner is older than the age for which we would then issue the Annuity as of the effective date of such change, unless the change of Owner is the result of spousal continuation;
•any permissible designation change if the change request is received at our Service Office after the Annuity Date;
•a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, or grantor trusts with more than two grantors; and
•a new Annuitant for an Annuity issued to a grantor trust where the new Annuitant is not the oldest grantor of the trust.
In general, you may change the Owner, Annuitant, and Beneficiary designations as indicated above, and also may assign the Annuity. We will allow changes of ownership and/or assignments only if the Annuity is held exclusively for the benefit of the Annuitant or Contingent Annuitant. We accept assignments of non-qualified Annuities only.
We reserve the right to reject any proposed change of Owner, Annuitant, or Beneficiary, as well as any proposed assignment of the Annuity.
We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:
•a company(ies) that issues or manages viatical or structured settlements;
•an institutional investment company;
•an Owner with no insurable relationship to the Annuitant or Contingent Annuitant (a “Stranger-Owned Annuity” or “STOA”); or
•a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.
We will implement this right on a non-discriminatory basis and to the extent allowed by state law, but are not obligated to process your request within any particular time frame. There are restrictions on designation changes when you have elected certain optional benefits. Please see Appendix C for Special Contract Provisions for Annuities Issued in Certain States.
Death Benefit Suspension Upon Change of Owner or Annuitant. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefits section later in this prospectus for additional details.
Spousal Designations
If an Annuity is co-owned by spouses, we do not offer Joint Tenants with Rights of Survivorship (JTWROS). Both owners would need to be listed as the primary beneficiaries for the surviving spouse to maintain the contract unless you designate a different Beneficiary. Note that any division due to divorce will be treated as a withdrawal and the non-owner spouse may then decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Note that any division of your Annuity due to divorce will be treated as a withdrawal and CDSC may apply. If CDSC is applicable, it cannot be divided between the owner and the non-owner ex-spouses. The non-owner ex-spouse may decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Please consult with your tax advisor regarding your personal situation if you will be transferring or dividing your Annuity pursuant to a divorce.
The federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.
Contingent Annuitant
Generally, if an Annuity is owned by an entity and the entity has named a Contingent Annuitant, the Contingent Annuitant will become the Annuitant upon the death of the Annuitant, and no Death Benefit is payable. Unless we agree otherwise, the Annuity is only eligible to have a Contingent Annuitant designation if the entity which owns the Annuity is (1) a plan described in Code Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or (3) a Custodial Account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”).
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Where the Annuity is held by a Custodial Account, the Contingent Annuitant will not automatically become the Annuitant upon the death of the Annuitant. Upon the death of the Annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the Death Benefit or elect to continue the Annuity. See “Spousal Continuation of Annuity” in “Death Benefits” for more information about how the Annuity can be continued by a Custodial Account, including the amount of the Death Benefit.

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MANAGING YOUR ACCOUNT VALUE
There are several programs we administer to help you manage your Account Value. We describe our current programs in this section.
DOLLAR COST AVERAGING PROGRAMS
We offer Dollar Cost Averaging Programs during the Accumulation Period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts (if you make no selection, we will effect transfers on a monthly basis). In addition, you may elect the 6 or 12 Month DCA Program described below.
There is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining Sub-account.
6 OR 12 MONTH DOLLAR COST AVERAGING PROGRAM (THE “6 OR 12 MONTH DCA PROGRAM”)
The 6 or 12 Month DCA Program is subject to our rules at the time of election and may not be available in conjunction with other programs and benefits we make available. We may discontinue, modify or amend this program from time to time. The 6 or 12 Month DCA Program is not available in all states or with certain benefits or programs. Currently, the DCA Market Value Adjustment Options are not available in the States of Illinois, Iowa and Oregon. Please note that additional information about the DCA Market Value Adjustment Options is available in a separate prospectus, which you can obtain by calling 1-888-778-2888.
Criteria for Participating in the Program
•If you have elected to participate in the 6 or 12 Month DCA Program, your initial Purchase Payment will be applied to your chosen program. Each time you make an additional Purchase Payment, you will need to elect a new 6 or 12 Month DCA Program for that additional Purchase Payment. If you do not provide such instructions, we will allocate that additional Purchase Payment on a pro rata basis to the Sub-accounts in which your Account Value is then allocated, excluding Sub-accounts to which you may not electively allocate Account Value. Additionally, if your initial Purchase Payment is funded from multiple sources (e.g., a transfer of assets/1035 exchange) then the total amount that you have designated to fund your annuity will be treated as the initial Purchase Payment for purposes of your participation in the 6 or 12 Month DCA Program.
•You may only allocate Purchase Payments to the DCA Market Value Adjustment Options. You may not transfer Account Value into this program. To institute a program, you must allocate at least $2,000 to the DCA Market Value Adjustment Options.
•As part of your election to participate in the 6 or 12 Month DCA Program, you specify whether you want 6 or 12 monthly transfers under the program. We then set the monthly transfer amount, by dividing the Purchase Payment you have allocated to the DCA Market Value Adjustment Options by the number of months. For example, if you allocated $6,000, and selected a 6 month DCA Program, we would transfer $1,000 each month (with the interest earned added to the last payment). We will adjust the monthly transfer amount if, during the transfer period, the amount allocated to the DCA Market Value Adjustment Options is reduced. In that event, we will re-calculate the amount of each remaining transfer by dividing the amount in the DCA Market Value Adjustment Option (including any interest) by the number of remaining transfers. If the recalculated transfer amount is below the minimum transfer required by the program (currently $100), we will transfer the remaining amount from the DCA Market Value Adjustment Option on the next scheduled transfer and terminate the program.
•We impose no fee for your participation in the 6 or 12 Month DCA Program.
•You may cancel the DCA Program at any time. If you do, we will transfer any remaining amount held within the DCA Market Value Adjustment Options according to your instructions, subject to any applicable Market Value Adjustment. If you do not provide any such instructions, we will transfer any remaining amount held in the DCA Market Value Adjustment Options on a pro rata basis to the Sub-accounts in which you are invested currently, excluding any Sub-accounts to which you are not permitted to choose to allocate or transfer Account Value. If any such Sub-account is no longer available, we may allocate the amount that would have been applied to that Sub-account to the AST Government Money Market Sub-account, unless restricted due to benefit election.
•We credit interest to amounts held within the DCA Market Value Adjustment Options at the applicable declared rates. We credit such interest until the earliest of the following (a) the date the entire amount in the DCA Market Value Adjustment Option has been transferred out; (b) the date the entire amount in the DCA Market Value Adjustment Option is withdrawn; (c) the date as of which any Death Benefit payable is determined, unless the Annuity is continued by a spouse Beneficiary (in which case we continue to credit interest under the program); or (d) the Annuity Date.
•The interest rate earned in a DCA Market Value Adjustment Option will be no less than the minimum guaranteed interest rate. We may, from time to time, declare new interest rates for new Purchase Payments that are higher than the minimum guaranteed interest rate. Please note that the interest rate that we apply under the 6 or 12 Month DCA Program is applied to a declining balance. Therefore, the dollar amount of interest you receive will decrease as amounts are systematically transferred from the DCA Market Value Adjustment Option to the Sub-accounts, and the effective interest rate earned will therefore be less than the declared interest rate.
Details Regarding Program Transfers
•Transfers made under this program are not subject to any Market Value Adjustment.
•Any partial withdrawals, transfers, or fees deducted from the DCA Market Value Adjustment Options will reduce the amount in the DCA Market Value Adjustment Options. If you have only one 6 or 12 Month DCA Program in operation, withdrawals, transfers, or fees may be deducted from the DCA Market Value Adjustment Options associated with that program. You may, however, have more than one 6 or 12 Month DCA Program operating at the same time (so long as any such additional 6 or 12 Month DCA Program is of the same duration). For
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example, you may have more than one 6 month DCA Program running, but may not have a 6 month Program running simultaneously with a 12 month Program.
•6 or 12 Month DCA transfers will begin on the date the DCA Market Value Adjustment Option is established (unless modified to comply with state law) and on each month following until the entire principal amount plus earnings is transferred. We do not count transfers under the 6 or 12 Month DCA Program against the number of free transfers allowed under your Annuity.
•The minimum transfer amount is $100, although we will not impose that requirement with respect to the final amount to be transferred under the program.
•If you are not participating in an optional benefit, we will make transfers under the 6 or 12 month DCA Program to the Sub-accounts that you specified upon your election of the Program. If you are participating in any optional benefit, we will allocate amounts transferred out of the DCA Market Value Adjustment Options in the following manner: (a) if you are participating in the Custom Portfolios Program, we will allocate to the Sub-accounts in accordance with the rules of that program (b) if you are not participating in the Custom Portfolios Program, we will make transfers under the 6 or 12 Month DCA Program to the Sub-accounts that you specified upon your election of the 6 or 12 Month DCA Program, provided those instructions comply with the allocation requirements for the optional benefit and (c) whether or not you participate in the Custom Portfolios Program, no portion of our monthly transfer under the 6 or 12 Month DCA Program will be directed initially to the AST Investment Grade Bond Portfolio Sub-account used with the optional benefit (although the DCA Market Value Adjustment Option is treated as a “Permitted Sub-account” for purposes of transfers made by any predetermined mathematical formula associated with the optional benefit).
•If you are participating in an optional benefit and also are participating in the 6 or 12 Month DCA Program, and the predetermined mathematical formula under the benefit dictates a transfer from the Permitted Sub-accounts to the applicable AST bond portfolio Sub-account, then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Account Value in those Sub-accounts will an amount be transferred from the DCA Market Value Adjustment Options associated with the 6 or 12 Month DCA Program. Amounts transferred from the DCA Market Value Adjustment Options under the formula will be taken on a last-in, first-out basis, without the imposition of a market value adjustment.
•If you are participating in one of our automated withdrawal programs (e.g., systematic withdrawals), we may include within that withdrawal program amounts held within the DCA Market Value Adjustment Options. If you have elected any optional living benefit, any withdrawals will be taken on a pro rata basis from your Sub-accounts and the DCA Market Value Adjustment Options. Such withdrawals will be assessed any applicable Market Value Adjustment.
AUTOMATIC REBALANCING PROGRAMS
During the Accumulation Period, we offer Automatic Rebalancing among the Sub-accounts you choose. The “Accumulation Period” refers to the period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you choose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the “overweighted” Sub-accounts to the “underweighted” Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift. You may make additional transfers; however, the Automatic Rebalancing program will not reflect such transfers unless we receive instructions from you indicating that you would like to adjust the Automatic Rebalancing program. There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.
If you are participating in an optional living benefit (such as Highest Daily Lifetime Income v2.1) that makes transfers under a predetermined mathematical formula, and you have elected Automatic Rebalancing, you should be aware that: (a) the AST bond portfolio used as part of the predetermined mathematical formula will not be included as part of Automatic Rebalancing and (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing program.
FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS
Unless you direct us otherwise, your financial professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving Investment Options. If your financial professional has this authority, we deem that all such transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. You will receive a confirmation of any financial transaction involving the purchase or sale of Units of your Annuity. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your financial professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these authorizations at any time. In addition, we may restrict the Investment Options available for transfers or allocation of Purchase Payments by such financial professional. We will notify you and your financial professional if we implement any such restrictions or prohibitions.
Please Note: Contracts managed by your financial professional also are subject to the restrictions on transfers between Investment Options that are discussed in the section below entitled “Restrictions on Transfers Between Investment Options.” We may also require that your financial professional transmit all financial transactions using the electronic trading functionality available through our website (www.prudential.com) Limitations that we may impose on your financial professional under the terms of an administrative agreement (e.g., a custodial agreement) do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this prospectus.
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For certain Broker Dealers: If instructed by your Broker Dealer, we may allow your financial professional to effectuate withdrawals on your behalf. In the event you do not wish that your financial professional have this authority, please contact us immediately.
RESTRICTIONS ON TRANSFERS BETWEEN INVESTMENT OPTIONS
During the Accumulation Period you may transfer Account Value between Investment Options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account you allocate Account Value to at the time of any allocation or transfer. Although we do not currently impose a minimum transfer amount, we reserve the right to require that any transfer be at least $50.
Transfers under this Annuity consist of those you initiate or those made under a systematic program, such as the 6 or 12 Month DCA Program, another dollar cost averaging program, an asset rebalancing program, or pursuant to a mathematical formula required as part of an optional benefit (e.g., Highest Daily Lifetime Income). The transfer restrictions discussed in this section apply only to transfers that you initiate, not any transfers under a program or the predetermined mathematical formula.
Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in Good Order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission or other electronic transmission as a “writing”, (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and (iii) do not count any transfer that solely involves the Sub-account corresponding to the AST Government Money Market Sub-account or an Market Value Adjustment Option, or any transfer that involves one of our systematic programs, such as automated withdrawals.
Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called “market timing,” can make it very difficult for a Portfolio manager to manage a Portfolio’s investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by a Portfolio (e.g., by its Portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
•With respect to each Sub-account (other than the AST Government Money Market Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the “Transfer Out”) all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the “Restricted Sub-account”). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as auto rebalancing or under a predetermined mathematical formula used with an optional living benefit; (ii) do not count any transfer that solely involves the AST Government Money Market Sub-account or an Market Value Adjustment Option; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.
•We reserve the right to effect transfers on a delayed basis for all Annuities. That is, we may price a transfer involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the transfer request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.
If we deny one or more transfer requests under the foregoing rules, we will inform you or your financial professional promptly of the circumstances concerning the denial.
There are owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than Annuity Owners who are subject to such limitations. Finally, there are owners of other variable annuity contracts or variable life contracts that are issued by Pruco Life as well as other insurance companies that have the same underlying mutual fund portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying Portfolio (e.g., greater Portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a financial professional are subject to the restrictions on transfers between Investment Options that are discussed above, if the financial professional manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying Portfolio’s assets which may affect all contract owners invested in the affected options.
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Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a financial professional) and will not waive a transfer restriction for any Owner.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity. The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter or its transfer agent that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract Owners (including an Annuity Owner’s TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Annuity Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.
A Portfolio also may assess a short-term trading fee (also referred to as “redemption fee”) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short-term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value, to the extent allowed by law. At present, no Portfolio has adopted a short-term trading fee.

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ACCESS TO ACCOUNT VALUE
TYPES OF DISTRIBUTIONS AVAILABLE TO YOU
During the Accumulation Period you can access your Account Value through partial withdrawals, systematic withdrawals, and where required for tax purposes, Required Minimum Distributions. You can also surrender your Annuity at any time. Depending on your instructions, we may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC. If you surrender your Annuity, in addition to any CDSC, we may deduct the Annual Maintenance Fee, any Tax Charge that applies and the charge for any optional benefits and may impose an Market Value Adjustment. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called “Charge charge free withdrawals.” Unless you notify us differently as permitted, partial withdrawals are taken pro rata (i.e. “pro rata” meaning that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value). Each of these types of distributions is described more fully below.
If you have an optional living benefit, and you take a withdrawal deemed to be Excess Income that brings your Unadjusted Account Value to zero, both the benefit and the Annuity itself will terminate. See “Living Benefits” later in this prospectus for more information.
TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NONQUALIFIED ANNUITIES
Prior to Annuitization
For federal income tax purposes, a distribution prior to Annuitization is deemed to come first from any “gain” in your Annuity and second as a return of your “cost basis”, if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to the taxpayer's age 59 1/2, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain. You may wish to consult a professional tax adviser for advice before requesting a distribution.
During the Annuitization Period
During the Annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have “exclusionary rules” that we use to determine what portion of each annuity payment should be treated as a return of any cost basis you have in your Annuity. Once the cost basis in your Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The cost basis in your Annuity may be based on the cost basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.
There may also be tax implications on distributions from qualified Annuities. See “Tax Considerations” for information about qualified Annuities and for additional information about nonqualified Annuities.
CHARGE FREE WITHDRAWAL AMOUNTS
You can make a full or partial withdrawal from any of the Annuities during the Accumulation Period, although a CDSC, Market Value Adjustment, and tax consequences may apply. There is no CDSC with respect to the C Series. A CDSC may apply to the X Series, B Series, and L Series, but each Annuity offers a “Charge free withdrawal” amount that applies only to partial withdrawals. The Charge free withdrawal amount is the amount that can be withdrawn from your Annuity each Annuity Year without the application of any CDSC. The Charge free withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments (excluding Purchase Credits) that are currently subject to a CDSC. Withdrawals made within an Annuity Year reduce the Charge free withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Charge free Withdrawal amount to the next Annuity Year. With respect to the C Series, because any withdrawal is free of a CDSC, the concept of “Charge free withdrawal” is not applicable.
•The Charge free withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Charge free withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity.
•You can also make partial withdrawals in excess of the Charge free withdrawal amount. The minimum partial withdrawal you may request is $100.
Example. This example assumes that no withdrawals have previously been taken.
On January 3, to purchase your B Series Annuity, you make an initial Purchase Payment of $20,000.
On January 3 of the following calendar year, you make a subsequent Purchase Payment to your B Series Annuity of $10,000.
•Because in Annuity Year 1 your initial Purchase Payment of $20,000 is still within the CDSC schedule (see “Annuity Owner Transaction Expenses”), your Charge free withdrawal amount in Annuity Year 1 equals $20,000 × 0.10, or $2,000.
•Because in Annuity Year 2 both your initial Purchase Payment of $20,000 and your subsequent Purchase Payment of $10,000 are still within the CDSC schedule (see “Annuity Owner Transaction Expenses”), your Charge free withdrawal amount in Annuity Year 2 equals $20,000 × 0.10, plus $10,000 × 0.10, or $2,000 + $1,000 for a total of $3,000.
To determine if a CDSC applies to partial withdrawals, we first determine if you have previously withdrawn all Purchase Payments. If so, no CDSC applies. If you have not previously withdrawn all Purchase Payments, we:
1.    First determine what, if any, amounts qualify as a Charge free withdrawal. These amounts are not subject to the CDSC.
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2.    Next determine what, if any, remaining amounts are in excess of the Charge free withdrawal amount. These amounts will be treated as withdrawals of Purchase Payments, as described in “Fees, Charges and Deductions – Contingent Deferred Sales Charge (“CDSC”)” earlier in this prospectus. These amounts may be subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis.
3.    Withdraw any remaining amounts from any other Account Value (including gains). These amounts are not subject to the CDSC.
Your withdrawal will include the amount of any applicable CDSC. Generally, you can request a partial withdrawal as either a “gross” or “net” withdrawal. In a “gross” withdrawal, you request a specific withdrawal amount, with the understanding that the amount you actually receive is reduced by any applicable CDSC or tax withholding. Therefore, you may receive less than the dollar amount you specify. In a “net” withdrawal, you request a withdrawal for an exact dollar amount, with the understanding that any applicable deduction for CDSC or tax withholding is taken from your remaining Unadjusted Account Value. Therefore, a larger amount may be deducted from your Unadjusted Account Value than the amount you specify. No matter how you specify the withdrawal, any Market Value Adjustment will not be applied to the amount you receive, but instead will be applied to your Unadjusted Account Value. If you do not provide instruction on how you want the withdrawal processed, we will process the withdrawal as a gross withdrawal.
We will deduct the partial withdrawal from your Unadjusted Account Value in accordance with your instructions, although if you have an optional living benefit, your withdrawal must be taken pro rata from each of your Investment Options. For purposes of calculating the applicable portion to deduct from the Market Value Adjustment Options, the Unadjusted Account Value in all your Market Value Adjustment Options is deemed to be in one Investment Option. If you provide no instructions, then (a) we will take the withdrawal from your Sub-accounts and Market Value Adjustment Options in the same proportion that each such Investment Option represents to your total Unadjusted Account Value; (b) with respect to Market Value Adjustment Options with different amounts of time remaining until maturity, we take the withdrawal from the Market Value Adjustment Option with the shortest remaining duration, followed by the Market Value Adjustment Option with the next-shortest remaining duration (if needed to satisfy the withdrawal request) and so forth; (c) with respect to multiple Market Value Adjustment Options that have the same duration remaining until maturity, we take the withdrawal first from the Market Value Adjustment Option with the shortest overall Guarantee Period and (d) with respect to multiple Market Value Adjustment Options that have both the same Guarantee Period length and duration remaining until the end of the Guarantee Period, we take the withdrawal pro rata from each such Market Value Adjustment Option.
Please be aware that although a given partial withdrawal may qualify as a charge free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under one of the Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income or Highest Daily Lifetime 6 Plus benefits (or the LIA Amount, under Highest Daily Lifetime Income 2.0 with LIA, Highest Daily Lifetime Income with LIA or Highest Daily Lifetime 6 Plus with LIA). In that scenario, the partial withdrawal would be deemed “Excess Income” – thereby reducing your Annual Income Amount (or LIA Amount) for future years. For example, if the Annual Income Amount under Highest Daily Lifetime Income v2.1 were $2,000 and a $2,500 withdrawal that qualified as a charge free withdrawal were made, the withdrawal would be deemed Excess Income, in the amount of $500.
SYSTEMATIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD
Our systematic withdrawal program is an administrative program designed for you to withdraw a specified amount from your Annuity on an automated basis at the frequency you select. This program is available to you at no additional charge. We may cease offering this program or change the administrative rules related to the program at any time on a non-discriminatory basis.
You may not have a systematic withdrawal program, as described in this section, if you are receiving substantially equal periodic payments under Sections 72(t) and 72(q) of the Code or Required Minimum Distributions.
You may terminate your systematic withdrawal program at any time. Ownership changes to, and assignment of, your Annuity will terminate any systematic withdrawal program on the Annuity as of the effective date of the change or assignment. Requesting partial withdrawals while you have a systematic withdrawal program may also terminate your systematic withdrawal program as described below.
Systematic withdrawals can be made from your Account Value allocated to the Sub-accounts or certain Market Value Adjustment Options. Please note that systematic withdrawals may be subject to any applicable CDSC and/or an Market Value Adjustment. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.
The minimum amount for each systematic withdrawal is $100. If any scheduled systematic withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled systematic withdrawal.

Systematic Withdrawals based on the charge free amount may be available, but only if the contract is still within the surrender charge period. The withdrawals will be calculated based only on the purchase payments that are still subject to CDSC.
If you have not elected an optional living benefit, we will withdraw systematic withdrawals from the Investment Options you have designated (your “designated Investment Options”). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal. “Pro rata” means that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value. For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated
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Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata (as described above) based on the Account Value across all of your Investment Options.
If you have certain optional living benefits that guarantee Lifetime Withdrawals (e.g., Highest Daily Lifetime Income v2.1) and elect, or have elected, to receive Lifetime Withdrawals using our systematic withdrawal program, please be advised of the current administrative rules associated with this program:
•Systematic withdrawals must be taken from your Account Value on a pro rata basis from the Investment Options at the time we process each withdrawal.
•If you either have an existing or establish a new systematic withdrawal program for an amount less than, or equal to, your Annual Income Amount or LIA Amount (only applicable to a Lifetime Income Accelerator benefit) and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program.
•If you either have or establish a new systematic withdrawal program for an amount greater than your Annual Income Amount or LIA Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your Annual Income Amount available in future Annuity Years. A combination of partial withdrawals and systematic withdrawals for an amount greater than your Annual Income Amount will further negatively impact on your future Annual Income Amount.
•For a discussion of how a withdrawal of Excess Income would impact your optional living benefits, see “Living Benefits” later in this prospectus.
•If you are taking your entire Annual Income Amount through the systematic withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.
SYSTEMATIC WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE CODE
If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% additional tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of “substantially equal periodic payments.” For Annuities issued as nonqualified annuities, the Code may provide a similar exemption from additional tax under Section 72(q) of the Code. Systematic withdrawals under Sections 72(t)/72(q) may be subject to a CDSC (except that no CDSC applies to the C Series) and/or an Market Value Adjustment. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.
You may also annuitize your Annuity and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59  1/2 that are not subject to the 10% penalty.
Please note that if a withdrawal under Sections 72(t) or 72(q) is scheduled to be effected between the last Valuation Day prior to December 25th and December 31st of a given year, then we will process the withdrawal on the last Valuation Day prior to December 25th of that year.
REQUIRED MINIMUM DISTRIBUTIONS
Required Minimum Distributions are a type of systematic withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Required Minimum Distribution rules do not apply to Roth IRAs during the Owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make systematic withdrawals in amounts that satisfy the minimum distribution rules under the Code. We do not assess a CDSC (if applicable) or an Market Value Adjustment on Required Minimum Distributions from your Annuity if you are required by law to take such Required Minimum Distributions from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate as the Required Minimum Distribution and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) or an Market Value Adjustment may be assessed on that portion of a systematic withdrawal that is taken to satisfy the Required Minimum Distribution rules in relation to other savings or investment plans under other qualified retirement plans.
The amount of the Required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your Required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have Required Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to systematic withdrawals applies to monthly Required Minimum Distributions but does not apply to Required Minimum Distributions taken out on a quarterly, semi-annual or annual basis.
You may also annuitize your Annuity and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the Required Minimum Distribution rules under the Code. Please see “Living Benefits” for further information relating to Required Minimum Distributions if you own a living benefit.
In any year in which the requirement to take Required Minimum Distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a Required Minimum Distribution if not for the suspension as eligible for treatment as described herein.
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Please note that if a Required Minimum Distribution is scheduled to be effected between the last Valuation Day prior to December 25th and December 31st of a given year, then we will process the Required Minimum Distribution on the last Valuation Day prior to December 25th of that year.
See “Tax Considerations” for a further discussion of Required Minimum Distributions. For the impact of Required Minimum Distributions on optional benefits and Excess Income, see “Living Benefits – Highest Daily Lifetime Income v2.1 Benefit – Required Minimum Distributions.”
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SURRENDERS
SURRENDER VALUE
During the Accumulation Period you can surrender your Annuity at any time, and will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity. Your Surrender Value is equal to the Account Value (which includes the effect of any Market Value Adjustment) less any applicable CDSC, any applicable tax charges, any applicable optional benefit charge, and any Annual Maintenance Fee.
We apply as a threshold, in certain circumstances, a minimum Surrender Value of $2,000. If you purchase an Annuity without a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take any withdrawals that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take a Non-Lifetime Withdrawal (see “Living Benefits – Non-Lifetime Withdrawal Feature”) that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. See “Annuity Options” later in this prospectus for information on the impact of the minimum Surrender Value at annuitization.
MEDICALLY-RELATED SURRENDERS
Where permitted by law, you may request to surrender all or part of your X Series, B Series, or L Series Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related “Contingency Event“ as described below (a “Medically-Related Surrender”). The availability and requirements of such a surrender and waiver may vary by state. The CDSC and this waiver are not applicable to the C Series.
If you request a full surrender, the amount payable will be your Account Value minus the amount of any Purchase Credits applied within 12 months prior to your request in Good Order to surrender your Annuity. With respect to partial surrenders, we similarly reserve the right to recapture Purchase Credits. Any applicable Market Value Adjustment will apply to a Medically-Related Surrender. Although a CDSC will not apply to qualifying Medically-Related Surrenders, please be aware that a withdrawal from the Annuity before you have reached age 59 1/2 may be subject to a 10% additional tax and other tax consequences - see “Tax Considerations” later in this prospectus.
This waiver of any applicable CDSC is subject to our rules in place at the time of your request, which currently include but are not limited to the following:
•If the Owner is an entity, the Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the “Contingency Event” described below in order to qualify for a Medically-Related Surrender;
•If the Owner is an entity, the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
•If the Owner is one or more natural persons, all such Owners must also be alive at such time;
•We must receive satisfactory proof of the Owner's (or the Annuitant's if entity-owned) confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;
•no additional Purchase Payments can be made to the Annuity; and
•Proceeds will only be sent by check or electronic fund transfer directly to the Owner.
We reserve the right to impose a maximum amount of a Medically-Related Surrender (equal to $500,000), but we do not currently impose that maximum. That is, if the amount of a partial medically-related withdrawal request, when added to the aggregate amount of Medically-Related Surrenders you have taken previously under this Annuity and any other annuities we and/or our affiliates have issued to you exceeds that maximum amount, we reserve the right to treat the amount exceeding that maximum as not an eligible Medically-Related Surrender. A “Contingency Event” occurs if the Owner (or Annuitant if entity-owned) is:
•first confined in a “Medical Care Facility” after the Issue Date and while the Annuity is in force, remains confined for at least 90 consecutive days, and remains confined on the date we receive the Medically-Related Surrender request at our Service Office; or
•first diagnosed as having a “Fatal Illness” after the Issue Date and while the Annuity is in force. We may require a second or third opinion by a licensed physician chosen by us regarding a diagnosis of Fatal Illness. We will pay for any such second or third opinion.
“Fatal Illness” means a condition (a) diagnosed by a licensed physician; and (b) that is expected to result in death within 24 months after the diagnosis in 80% of the cases diagnosed with the condition. “Medical Care Facility” means a facility operated and licensed pursuant to the laws of any United States jurisdiction providing medically necessary in-patient care, which is (a) prescribed by a licensed physician in writing; (b) recognized as a general hospital or long-term care facility by the proper authority of the United States jurisdiction in which it is located; (c) recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; and (d) certified as a hospital or long-term care facility; OR (e) a nursing home licensed by the United States jurisdiction in which it is located and offers the services of a Registered Nurse (RN) or Licensed Practical Nurse (LPN) 24 hours a day that maintains control of all prescribed medications dispensed and daily medical records. This waiver is not currently available in California and Massachusetts.

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ANNUITY OPTIONS
Annuitization involves converting your Unadjusted Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit, if any, is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit). We currently make annuity options available that provide fixed annuity payments. Fixed annuity payments provide the same amount with each payment. Please refer to the “Living Benefits” section in this prospectus for a description of annuity options that are available when you elect one of the living benefits. You must annuitize your entire Account Value; partial annuitizations are not allowed.
You have a right to choose your annuity start date, provided that it is no later than the first day of the calendar month next following the 95th birthday of the oldest of any Owner and Annuitant whichever occurs first (“Latest Annuity Date”) and no earlier than the earliest permissible Annuity Date. If you do not request an earlier Annuity Date in writing, then your Annuity Date will be the Latest Annuity Date. You may choose one of the Annuity Options described below, and the frequency of annuity payments. Certain annuity options and/or periods certain may not be available, depending on the age of the Annuitant. If a CDSC is still remaining on your Annuity, any period certain must be at least 10 years (or the maximum period certain available, if life expectancy is less than 10 years). You may change your choices before the Annuity Date.
If needed, we will require proof in Good Order of the Annuitant’s age before commencing annuity payments. Likewise, we may require proof in Good Order that an Annuitant is still alive, as a condition of our making additional annuity payments while the Annuitant lives. We will seek to recover any life income annuity payments that we made after the death of the Annuitant.
If the initial annuity payment would be less than $100, we will not allow you to annuitize (except as otherwise specified by applicable law). Instead, we will pay you your current Unadjusted Account Value in a lump sum and terminate your Annuity. Similarly, we reserve the right to pay your Unadjusted Account Value in a lump sum, rather than allow you to annuitize, if the Surrender Value of your Annuity is less than $2000 on the Annuity Date.
Once annuity payments begin, you no longer receive benefits under any optional living benefit (unless you have annuitized under that benefit) or the Death Benefits described below.
Certain of these annuity options may be available as “settlement options” to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.
Please note that you may not annuitize within the first three Annuity Years (except as otherwise specified by applicable law).
For Beneficiary Annuities, no annuity payments are available and all references to Annuity Date are not applicable.
Option 1
Annuity Payments for a Period Certain: Under this option, we will make equal payments for the period chosen (the “period certain”) up to 25 years (but not to exceed the life expectancy of the Annuitant at the time the Annuity Option becomes effective, as computed under applicable IRS tables). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the Owner dies before the end of period certain, payments will continue to any surviving Owner, or if there is no surviving Owner, the named Beneficiary or your estate if no Beneficiary is named for the remainder of the period certain.
Option 2
Life Income Annuity Option with a Period Certain: Under this option, income is payable monthly, quarterly, semiannually, or annually for the number of years selected (the “period certain”), subject to our then current rules, and thereafter until the death of the Annuitant. Should the Owner or Annuitant die before the end of the period certain, the remaining period certain payments are paid to any surviving Owner, or if there is no surviving Owner, the named Beneficiary, or your estate if no Beneficiary is named, until the end of the period certain. If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you. We will use a period certain of 10 years, or a shorter duration if the Annuitant’s life expectancy at the time the Annuity Option becomes effective, as computed under applicable IRS tables, is less than 10 years. If in this instance the duration of the period certain is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.
Other Annuity Options We May Make Available
At the Annuity Date, we may make available other annuity options not described above. The additional options we currently offer are:
•Life Annuity Option. We currently make available an annuity option that makes payments for the life of the Annuitant. Under that option, income is payable monthly, quarterly, semiannually, or annually, as you choose, until the death of the Annuitant. No additional annuity payments are made after the death of the Annuitant. No minimum number of payments is guaranteed. It is possible that only one payment will be payable if the death of the Annuitant occurs before the date the second payment was due, and no other payments nor death benefits would be payable.
•Joint Life Annuity Option. Under the joint lives option, income is payable monthly, quarterly, semiannually, or annually, as you choose, during the joint lifetime of two Annuitants, ceasing with the last payment prior to the death of a second Annuitant. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the Annuitants occurs before the date the second payment was due, and no other payments or death benefits would be payable.
•Joint Life Annuity Option With a Period Certain. Under this option, income is payable monthly, quarterly, semiannually, or annually for the number of years selected (the “period certain”), subject to our current rules, and thereafter during the joint lifetime of two Annuitants, ceasing
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with the last payment prior to the death of a second Annuitant. If the Annuitants’ joint life expectancy is less than the period certain, we will institute a shorter period certain, determined according to applicable IRS tables. Should the two Annuitants die before the end of the period certain, the remaining period certain payments are paid to any surviving Owner, or if there is no surviving Owner, the named Beneficiary, or to your estate if no Beneficiary is named, until the end of the period certain.
For qualified annuities, the period certain option may be limited to 10 years or less depending on the circumstances.
We reserve the right to cease offering any of these Other Annuity Options. If we do so, we will amend this prospectus to reflect the change. We reserve the right to make available other annuity or settlement options.
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LIVING BENEFITS
Pruco Life offers different optional living benefits, for an additional charge, that can provide retirement income protection for Owners while they are alive. Optional benefits are not available if your Annuity is held as a Beneficiary Annuity. Notwithstanding the additional protection provided under the optional living benefits, the additional cost has the impact of reducing net performance of the Investment Options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. We reserve the right to cease offering any of these optional living benefits. Depending on which optional living benefit you choose, you can have substantial flexibility to invest in the Sub-accounts while:
•protecting a principal amount from decreases in value due to investment performance;
•guaranteeing a minimum amount of growth to be used as the basis for lifetime withdrawals; or
•providing spousal continuation of certain benefits.
The following "living benefits" are available only for Annuities issued with an application signed prior to January 24, 2011, subject to availability which may vary by firm.
•Highest Daily Guaranteed Return Option II (HD GRO II)
•Guaranteed Return Option Plus II (GRO PLUS II)
The following optional benefits will no longer be available for new business or post-issue election:
We offered the following "living benefits" for post-issue election until December 31, 2020
•Highest Daily Lifetime Income v2.1
•Spousal Highest Daily Lifetime Income v2.1
•Highest Daily Lifetime Income v2.1 With Highest Annual Death Benefit
We previously offered the following optional living benefits during the periods indicated.

Offered from August 20, 2012 to February 24, 2013:
•Highest Daily Lifetime Income 2.0
•Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator
•Spousal Highest Daily Lifetime Income 2.0
•Highest Daily Lifetime Income 2.0 With Highest Daily Death Benefit
•Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit

Offered from January 24, 2011 to August 19, 2012:
•Highest Daily Lifetime Income
•Highest Daily Lifetime Income with Lifetime Income Accelerator
•Spousal Highest Daily Lifetime Income
Offered from March 15, 2010 to January 23, 2011:
•Highest Daily Lifetime 6 Plus Income
•Highest Daily Lifetime 6 Plus Income with Lifetime Income Accelerator
•Spousal Highest Daily Lifetime 6 Plus Income

Please see Appendix E for information pertaining to the Highest Daily Lifetime Income 2.0 Suite of benefits; Appendix D for information pertaining to the Highest Daily Lifetime Income Suite of benefits; and Appendix C for information pertaining to the Highest Daily Lifetime 6 Plus Suite of benefits.
Each living benefit requires your participation in a predetermined mathematical formula that may transfer your account value between the Sub-accounts you have chosen from among those we permit with the benefit (i.e., the “Permitted Sub-accounts” – see “Investment Options” for lists of Permitted Sub-accounts available by optional benefit) and certain bond portfolio Sub-accounts of AST. The Highest Daily Lifetime Income v2.1 Suite of benefits, Highest Daily Lifetime Income 2.0 Suite of benefits, Highest Daily Lifetime Income Suite of benefits, and Highest Daily Lifetime 6 Plus Suite of benefits use one predetermined mathematical formula. GRO Plus II and HD GRO II each uses a separate and different predetermined mathematical formula. Under the predetermined mathematical formula used with the Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income and Highest Daily Lifetime 6 Plus Suite of benefits, your Account Value may be transferred between certain “Permitted Sub-accounts” and the AST Investment Grade Bond Sub-account. Under each predetermined mathematical formula used with GRO Plus II and HD GRO II, your Account Value may be transferred between certain “Permitted Sub-accounts” and a Sub-account within a group of bond portfolio Sub-accounts differing with respect to their target maturity date. The formulas differ because of the nature of the underlying guarantees, and thus could result in different transfers of account value over time. Although not guaranteed, the optional living benefit investment requirements and the applicable formula are designed to reduce the difference between your Account Value and our liability under the benefit. Minimizing such difference generally benefits us by decreasing the risk that we will use our own assets to make benefit payments to you. The investment requirements and the formula do not guarantee any reduction in risk or volatility or any increase in Account Value. In fact, the investment requirements could mean that you miss appreciation opportunities in other investment options. The formula could mean that you miss opportunities for investment gains in your selected Sub-accounts while Account Value is allocated to the applicable AST bond portfolio Sub-account, and there is no guarantee that the applicable AST bond portfolio Sub-account will not lose value. We are not providing you with investment advice through the use of any of the formulas. In addition, the formulas do not constitute an investment strategy that we are recommending to you.
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Here is a general description of each kind of living benefit that exists under this Annuity:
Lifetime Guaranteed Minimum Withdrawal Benefits. These benefits are designed for someone who wants a guaranteed lifetime income stream through withdrawals over time, rather than by annuitizing. Highest Daily Lifetime Income v2.1 is one example of this type of benefit. Please note that there is a Latest Annuity Date under your Annuity, by which date annuity payments must commence.
Under any of the Guaranteed Lifetime Withdrawal Benefits (i.e., Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, and Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit), withdrawals in excess of the Annual Income Amount, called “Excess Income,” will impact the value of the benefit including a permanent reduction in future guaranteed amounts.
Guaranteed Minimum Accumulation Benefits. The common characteristic of these benefits is that your Account Value is guaranteed to be at least a specified amount at some point in the future. Thus, these benefits may be appropriate for an annuity Owner who wants a guaranteed minimum Account Value after a specified number of years. Because the guarantee inherent in the benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. HD GRO II is one example of this type of benefit.
Please refer to the benefit description that follows for a complete description of the terms, conditions and limitations of each optional benefit. See the chart in the “Investment Options” section of the prospectus for a list of Investment Options available and permitted with each benefit. We reserve the right to terminate a benefit if you allocate funds into non-permitted Investment Options. You should consult with your financial professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. As is the case with optional living benefits in general, the fulfillment of our guarantee under these benefits is dependent on our claims-paying ability.
Termination of Existing Benefits and Election of New Benefits
If you elect an optional living benefit, you may subsequently terminate the benefit and elect one of the then currently available benefits, subject to availability of the benefit at that time and our then current rules. There is currently no waiting period for such an election (you may elect a new benefit beginning on the next Valuation Day), provided that upon such an election, your Account Value must be allocated to the Investment Options permitted for the optional benefit. We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may not provide the same guarantees and/or may be more expensive than the benefit you are terminating. Note that once you terminate an existing benefit, you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes effective. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
No Long-Term Market Value Adjustment Option is permitted if you elect any Optional Living Benefit. The DCA Market Value Adjustment Options are not available with GRO Plus II and HD GRO II. For Annuities purchased in Illinois, if you are currently invested in any Market Value Adjustment Options and/or are enrolled in the 6 or 12 Month DCA Program but wish to elect one of the Highest Daily Lifetime Income v2.1 Suite of benefits, at the time you elect such Highest Daily Lifetime Income v2.1 benefit, you will have to cancel your enrollment in the 6 or 12 Month DCA Program and reallocate your Account Value to the Investment Options permitted for such Highest Daily Lifetime Income v2.1 benefit (see “Investment Options — Group I Allowable Benefit Allocations”).
The federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.
HIGHEST DAILY LIFETIME® INCOME v2.1 BENEFIT
This optional benefit will no longer be available for new business or post-issue election.
Highest Daily Lifetime Income v2.1 is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for life. We reserve the right, in our sole discretion, to cease offering this benefit for new elections, at any time.
We offer a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life provided that you do not take withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal”. You may wish to take a Non-Lifetime Withdrawal if you have an immediate need for access to your Account Value but do not wish to begin lifetime payments under the optional living benefit. All other partial withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income). Highest Daily Lifetime Income v2.1 may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure
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that Sub-account performance will not affect your ability to receive annual payments. You are not required to take withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime Income v2.1 is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section below entitled “How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
The income benefit under Highest Daily Lifetime Income v2.1 currently is based on a single “designated life” who is at least 50 years old on the benefit effective date. Highest Daily Lifetime Income v2.1 is not available if you elect any other optional living benefit. As long as your Highest Daily Lifetime Income v2.1 is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any particular withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under Highest Daily Lifetime Income v2.1. As to the impact of such a scenario on any other optional benefit you may have, please see the following sections in this prospectus: “Spousal Highest Daily Lifetime Income v2.1 Benefit”, “Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit” and “Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit”.
You may also participate in the 6 or 12 Month DCA Program if you elect Highest Daily Lifetime Income v2.1, subject to the 6 or 12 Month DCA Program's rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details. No Long-Term Market Value Adjustment Option is permitted if you elect any optional benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.
The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. (See below for examples of proportional reductions.)
The Periodic Value on or before the Roll-Up End Date
On any day we recalculate the Periodic Value (a “Current Valuation Day”) that falls on or before the tenth (10th) anniversary of the benefit effective date (referred to as the “Roll-Up End Date”), the Periodic Value is equal to the greater of:
(1)    the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment made on the Current Valuation Day; and
(2)    the Unadjusted Account Value on the current Valuation Day.
The Periodic Value after the Roll-Up End Date
On any Current Valuation Day that falls after the Roll-Up End Date, the Periodic Value is equal to the greater of:
(1)    the periodic Value for the Prior Valuation Day, plus the amount of any Purchase Payment made on the Current Valuation Day; and
(2)    the Unadjusted Account Value on the current Valuation Day.
Because the 5% daily appreciation ends after the 10th anniversary of the benefit effective date, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit. If you begin taking Lifetime Withdrawals prior to your 10th benefit anniversary, the 5% daily appreciation will no longer increase your Protected Withdrawal Value.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled “Example of dollar-for-dollar reductions”).
Please note that if you elect Highest Daily Lifetime Income v2.1, your Account Value is not guaranteed, can fluctuate and may lose value.
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Key Feature – Annual Income Amount under Highest Daily Lifetime Income v2.1
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal. The percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59½; 4% for ages 59½ to 64; 4.5% for ages 65 to 69; 5% for ages 70 to 84; and 6% for ages 85 or older. Under Highest Daily Lifetime Income v2.1, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.
•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime Income v2.1 and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59½; 4% for ages 59½ to 64; 4.5% for ages 65 to 69; 5% for ages 70 to 84; and 6% for ages 85 or older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment.
While Highest Daily Lifetime Income v2.1 is in effect, we may limit, restrict, suspend or reject any additional Purchase Payment at any time, but would do so on a non-discriminatory basis. Circumstances where we may limit, restrict, suspend or reject additional Purchase Payments include, but are not limited to, the following:
•if we determine that, as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s);
•if we are not then offering this benefit for new issues; or
•if we are offering a modified version of this benefit for new issues.
If we exercise our right to restrict, suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, you may no longer be able to fund your Highest Daily Lifetime Income v2.1 benefit. This means that you may no longer be able to increase the values associated with your Highest Daily Lifetime Income v2.1 benefit through additional Purchase Payments. When you elect this benefit and determine the amount of your Purchase Payment, you should consider the fact that we may suspend, reject or limit additional Purchase Payments at some point in the future.
We will exercise such reservation of right for all annuity purchasers in the same class of annuity in a non-discriminatory manner.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime Income v2.1. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59 1/2; 4% for ages 59 1/2 to 64; 4.5% for ages 65 to 69; 5% for ages 70 to 84; and 6% for ages 85 or order. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity
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Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time of any increase to your Annual Income Amount, we will also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Income v2.1 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Income v2.1 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should consult with your financial professional and carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges.”
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
Highest Daily Lifetime Income v2.1 does not affect your ability to take partial withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Income v2.1, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in any Annuity Year are less than the Annual Income Amount, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).
Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to the Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Income v2.1 or any other fees and charges under the Annuity. As a result, these examples may not reflect the probable results of the benefit. Assume the following for all three examples:
•The Issue Date is November 1,
•Highest Daily Lifetime Income v2.1 is elected on August 1 of the following calendar year
•The Annuitant was 70 years old when he/she elected Highest Daily Lifetime Income v2.1
•The first withdrawal is a Lifetime Withdrawal
Unless otherwise indicated, all dates referenced hereafter in these examples occur in the same year the benefit is elected and it is assumed that they fall on consecutive business days.
Example of Dollar-for-Dollar Reductions
On October 28, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 70 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of Proportional Reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime withdrawal	$118,000.00
Amount of “non” Excess Income	$3,500.00
Account Value immediately before Excess Income of $1,500	$114,500.00
Excess Income amount	$1,500.00
Ratio ($1,500/$114,500 = 1.31%)	1.31%
Annual Income Amount	$6,000.00
1.31% Reduction in Annual Income Amount	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
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Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments.
For this example assume the Annual Income Amount for this Annuity Year is $12,000. Also assume that a Lifetime Withdrawal of $6,000 was previously taken during the Annuity Year and a $10,000 withdrawal resulting in $4,000 of Excess Income on June 29 reduces the amount to $11,400.48 for future years. For the next Annuity Year, the Annual Income Amount will be stepped up if 5% of the highest daily Unadjusted Account Value, adjusted for withdrawals and Purchase Payments is greater than $11,400.48. Steps for determining the daily values are displayed below. Only the June 28 value is being adjusted for Excess Income; the June 30, July 1, and July 2 Valuation Dates occur after the Excess Income withdrawal on June 29.

Date*	Unadjusted Account Value	Highest Daily Value (adjusted for withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
June 28	$238,000.00	$238,000.00	$11,900.00
June 29	$226,500.00	$228,009.60	$11,400.48
June 30	$226,800.00	$228,009.60	$11,400.48
July 1	$233,500.00	$233,500.00	$11,675.00
July 2	$231,900.00	$233,500.00	$11,675.00
*    In this example, the Annuity Anniversary date is July 2. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be the Annuity Anniversary and every day following the Annuity Anniversary. The Annuity Anniversary Date of July 2 is considered the first Valuation Date in the Annuity Year.
**    In this example, the first daily value after the first Lifetime Withdrawal is $238,000 on June 28, resulting in an adjusted Annual Income Amount of $11,900. This amount is adjusted on June 29 to reflect the $10,000 withdrawal. The adjustments are determined as follows:
•The Unadjusted Account Value of $238,000 on June 28 is first reduced dollar-for-dollar by $6,000 ($6,000 is the remaining Annual Income Amount for the Annuity Year), resulting in Unadjusted Account Value of $232,000 before the Excess Income.
•This amount ($232,000) is further reduced by 1.72%, which is the ratio of Excess Income of $4,000 ($10,000 withdrawal minus non-excess amount of $6,000) divided by the Account Value ($232,000) immediately preceding the Excess Income. This results in a Highest Daily Value of $228,009.60 after the adjustment.
•The adjusted June 29 Highest Daily Value, $228,009.60, is carried forward to the next Valuation Date of June 30. At this time, we compare this amount to the Unadjusted Account Value on June 30, $226,800. Since the June 29 adjusted Highest Daily Value of $228,009.60 is greater than the June 30 Unadjusted Account Value, we will continue to carry $228,009.60 forward to the next Valuation Date of July 1. The Unadjusted Account Value on July 1, $233,500, becomes the Highest Daily Value since it exceeds the $228,009.60 carried forward.
•The July 1 adjusted Highest Daily Value of $233,500 is also greater than the July 2 Unadjusted Account Value of $231,900, so the $233,500 will be carried forward to the first Valuation Date of July 2.
In this example, the final Highest Daily Value of $233,500 is converted to an Annual Income Amount based on the applicable Withdrawal Percentage of 5%, generating an Annual Income Amount of $11,675. Since this amount is greater than the current year's Annual Income Amount of $11,400.48 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on July 2 and continuing through July 1 of the following calendar year, will be stepped-up to $11,675.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime Income v2.1. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Highest Daily Lifetime Income v2.1. You must tell us at the time you take the withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Highest Daily Lifetime Income v2.1. If you do not designate the withdrawal as a the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value by the percentage the total withdrawal amount (including any applicable CDSC and Market Value Adjustment) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
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If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:
•The Issue Date is December 3
•Highest Daily Lifetime Income v2.1 is elected on September 4 of the following calendar year
•The Unadjusted Account Value at benefit election was $105,000
•The Annuitant was 70 years old when he/she elected Highest Daily Lifetime Income v2.1
•No previous withdrawals have been taken under Highest Daily Lifetime Income v2.1
On October 3 of the year the benefit is elected, the Protected Withdrawal Value is $125,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on that same October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Highest Daily Lifetime Income v2.1 will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000
Divided by Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
Required Minimum Distributions
Required Minimum Distributions (“RMD”) for this Annuity must be taken by April 1st in the year following the date you turn age 70 1/2 (72 for those who would have reached age 70 ½ after 2019) and by December 31st for subsequent calendar years. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime.
If the annual RMD amount is greater than the Annual Income Amount, a withdrawal of the RMD amount will not be treated as a withdrawal of Excess Income, as long as the RMD amount is calculated by us for this Annuity and administered under a program we support each calendar year. If you are not participating in an RMD withdrawal program each calendar year, you can alternatively satisfy the RMD amount without it being treated as a withdrawal of Excess Income as long as the below rules are applied.
A “Calendar Year” runs from January 1 to December 31 of that year.
Withdrawals made from the Annuity during an Annuity Year to meet the RMD provisions of the Code will not be treated as withdrawals of Excess Income if they are taken during one Calendar Year.
If Lifetime Withdrawals are taken over two Calendar Years, the amount that will not be treated as a withdrawal of Excess Income is:
▪the remaining Annual Income Amount for that Annuity Year; plus
▪the second Calendar Year’s RMD amount minus the Annual Income Amount (the result of which cannot be less than zero).
Example
The following example is purely hypothetical and intended to illustrate the scenario described above. Note that withdrawals must comply with all IRS guidelines in order to satisfy the RMD for the current calendar year.

First Calendar Year	Annuity Year	Second Calendar Year
01/01/2019 to 12/31/2019	06/01/2019 to 05/31/2020	01/01/2020 to 12/31/2020
Assume the following:
•RMD Amount for Both Calendar Years = $6,000;
•Annual Income Amount = $5,000; and
•A withdrawal of $2,000 was taken on 07/01/2019 (during the First Calendar Year) resulting in a remaining Annual Income Amount for the Annuity Year of $3,000.
The amount that can be taken between 01/03/2020 and 05/31/2020 without creating a withdrawal of Excess Income is $4,000. Here is the calculation:
•The remaining Annual Income for that Annuity Year ($3,000); plus
•The Second Calendar Year’s RMD Amount minus the Annual Income Amount ($6,000 - $5,000 = $1,000).
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If the $4,000 is withdrawn during the Annuity Year, the remaining Annual Income Amount will be $0 and the remaining RMD amount for the Second Calendar Year ($2,000) may be taken in the next Annuity Year beginning on 06/01/2020.
Other Important Information
•If, in any Annuity Year, your RMD amount is less than your Annual Income Amount, any withdrawals in excess of the Annual Income Amount will be treated as Excess Income.
•If you do not comply with the rules described above, any withdrawal that exceeds the Annual Income Amount will be treated as a withdrawal of Excess Income, which will reduce your Annual Income Amount in future Annuity Years. This may include a situation where you comply with the rules described above and then decide to take additional withdrawals after satisfying your RMD from the Annuity.
•If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note that all Non-Lifetime Withdrawal provisions will apply.
Benefits Under Highest Daily Lifetime Income v2.1
•To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Highest Daily Lifetime Income v2.1, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. After the Unadjusted Account Value is reduced to zero, you will not be permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative partial withdrawals in an Annuity Year exceed the Annual Income Amount (“Excess Income”) and reduce your Unadjusted Account Value to zero, Highest Daily Lifetime Income v2.1 terminates, we will make no further payments of the Annual Income Amount and no additional Purchase Payments will be permitted. However, if a partial withdrawal in the latter scenario was taken to satisfy a Required Minimum Distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the designated life.
•Please note that if your Unadjusted Account Value is reduced to zero, all payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments. Also, any Death Benefit will terminate if withdrawals reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
•If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
(1)    apply your Unadjusted Account Value, less any applicable tax charges, to any annuity option available; or
(2)    request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our Service Office. If applying your Unadjusted Account Value, less any applicable tax charges, to the life-only annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
•In the absence of an election when mandatory annuity payments are to begin we currently make annual annuity payments in the form of a single life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the period certain in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:
(1)    the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
(2)    the Unadjusted Account Value.
Other Important Considerations
•Withdrawals under Highest Daily Lifetime Income v2.1 are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program at the time you elect this benefit, the first systematic withdrawal that processes will be deemed a Lifetime Withdrawal. Withdrawals made while Highest Daily Lifetime Income v2.1 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program and you elect this benefit, the program must withdraw funds pro rata.
•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire
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Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the section entitled “Investment Options.” You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the Permitted Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon election of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to the Permitted Sub-accounts, or to the requirements as to how you may allocate your Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will only apply upon re-allocation of Account Value, or to any additional Purchase Payments that are made after the changes have gone into effect. That is, we will not require such current participants to re-allocate Account Value to comply with any new requirements.
•If you elected this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted Sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.
•Any Death Benefit will terminate if withdrawals taken under Highest Daily Lifetime Income v2.1 reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” for more information.)
Charge for Highest Daily Lifetime Income v2.1
The current charge for Highest Daily Lifetime Income v2.1 is 1.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Highest Daily Lifetime Income v2.1 is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.25% of the greater of the prior Valuation Day’s Unadjusted Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Highest Daily Lifetime Income v2.1 would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, partial withdrawals may reduce the Unadjusted Account Value to zero. If the Unadjusted Account Value is reduced to zero as a result of a partial withdrawal that is not a withdrawal of Excess Income and the Annual Income Amount is greater than zero, we will make payments under the benefit.
Election of and Designations under the Benefit
For Highest Daily Lifetime Income v2.1, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 50 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Income v2.1. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Income v2.1, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
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Highest Daily Lifetime Income v2.1 can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime Income v2.1 and terminate it, you cannot re-elect it. See “Termination of Existing Benefits and Election of New Benefits” for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect Highest Daily Lifetime Income v2.1, you lose the guarantees that you had accumulated under your existing benefit and your guarantees under Highest Daily Lifetime Income v2.1 will be based on your Unadjusted Account Value on the effective date of Highest Daily Lifetime Income v2.1. You and your financial professional should carefully consider whether terminating your existing benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
If you wish to elect this benefit and you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity’s Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Highest Daily Lifetime Income v2.1 so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate Highest Daily Lifetime Income v2.1 at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and you cannot re-elect the benefit.
The benefit automatically terminates upon the first to occur of the following:
(i)your termination of the benefit;
(ii)your surrender of the Annuity;
(iii)the Latest Annuity Date or your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of annuity payments, we will continue to pay the Annual Income Amount);
(iv)our receipt of Due Proof of Death of the Owner or Annuitant (for entity-owned annuities);
(v)both the Unadjusted Account Value and Annual Income Amount equal zero due to a withdrawal of Excess Income;
(vi)you allocate or transfer any portion of your Account Value to any Sub-account(s) to which you are not permitted to electively allocate or transfer Account Value (subject to state law – please see Appendix B for Special Contract Provisions for Annuities Issued in Certain States);* or
(vii)you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating a benefit, we will send you written notice and provide you with an opportunity to reallocate amounts to the Permitted Sub-accounts or change your designations, as applicable.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Upon termination of Highest Daily Lifetime Income v2.1, other than upon the death of the Annuitant or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program, transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.
If a surviving spouse elects to continue the Annuity, Highest Daily Lifetime Income v2.1 terminates upon Due Proof of Death. The spouse may newly elect the benefit subject to the restrictions discussed in “Election of and Designations under the Benefit” and “Termination of Your Highest Daily Lifetime Income v2.1” earlier in this benefit description.
How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
Overview of The Predetermined Mathematical Formula
Our goal is to seek a careful balance between providing value-added products, such as the Highest Daily Lifetime Income v2.1 suite of benefits, while managing the risk to Pruco Life associated with offering these products. One of the key features that helps us accomplish that balance and an integral part of the Highest Daily Lifetime Income v2.1 suite is the predetermined mathematical formula used to transfer Unadjusted Account Value between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account, referred to in this section as the “Bond Sub-account”. The formula is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under the Highest Daily Lifetime Income v2.1 suite of benefits. The formula is not investment advice.
The formula is set forth in Appendix I (and is described below).
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The predetermined mathematical formula (“formula”) monitors each individual contract each Valuation Day that the benefit is in effect on your Annuity, in order to help us manage guarantees through all market cycles. It helps manage the risk to us associated with these benefits, which is generally represented by the gap between your Unadjusted Account Value and the Protected Withdrawal Value. As the gap between these two values increases, the formula will determine if and how much money should be transferred into the Bond Sub-account. This movement is intended to reduce the equity risk we will bear in funding our obligation associated with these benefits. As the gap decreases (due to favorable performance of the Unadjusted Account Value), the formula then determines if and how much money should transfer back into the Permitted Sub-accounts. The use of the formula, combined with restrictions on the Sub-accounts you are allowed to invest in, lessens the risk that your Unadjusted Account Value will be reduced to zero while you are still alive, thus reducing the likelihood that we will make any lifetime income payments under this benefit. The formula may also limit the potential for your Account Value to grow.
The formula is not forward looking and contains no predictive or projective component with respect to the markets, the Unadjusted Account Value or the Protected Withdrawal Value. We are not providing you with investment advice through the use of the formula. The formula does not constitute an investment strategy that we are recommending to you. The formula may limit the potential for your Account Value to grow.
Transfer Activity Under the Formula
Prior to the first Lifetime Withdrawal, the primary driver of transfers to the Bond Sub-account is the difference between your Unadjusted Account Value and your Protected Withdrawal Value. If none of your Unadjusted Account Value is allocated to the Bond Sub-account, then over time the formula permits an increasing difference between the Unadjusted Account Value and the Protected Withdrawal Value before a transfer to the Bond Sub-account occurs. Therefore, over time, assuming none of the Unadjusted Account Value is allocated to the Bond Sub-account, the formula will allow for a greater decrease in the Unadjusted Account Value before a transfer to the Bond Sub-account is made.
It is important to understand that transfers within your Annuity are specific to the performance of your chosen investment options, the performance of the Bond Sub-account while Account Value is allocated to it, as well as how long the benefit has been owned. For example, two contracts purchased on the same day, but invested differently, will likely have different results, as would two contracts purchased on different days with the same investment options.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Unadjusted Account Value, will differ from market cycle to market cycle, therefore producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Sub-account depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
•The difference between your Unadjusted Account Value and your Protected Withdrawal Value;
•The amount of time the benefit has been in effect on your Annuity;
•The amount allocated to and the performance of the Permitted Sub-accounts and the Bond Sub-account;
•Any additional Purchase Payments you made to your Annuity (while the benefit is in effect); and
•Any withdrawals you take from your Annuity (while the benefit is in effect).
Under the formula, investment performance of your Unadjusted Account Value that is negative, flat, or even moderately positive may result in a transfer of a portion of your Unadjusted Account Value in the Permitted Sub-accounts to the Bond Sub-account.
At any given time, some, most or none of your Unadjusted Account Value will be allocated to the Bond Sub-account, as dictated by the formula.
The amount allocated to the Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula. Therefore, the investment performance of each affects whether a transfer occurs for your Annuity. As the amounts allocated to either the Bond Sub-account or the Permitted Sub-accounts increase, the performance of those sub-accounts will have a greater impact on your Unadjusted Account Value and hence a greater impact on if (and how much of) your Unadjusted Account Value is transferred to or from the Bond Sub-account. It is possible that if a significant portion of your Unadjusted Account Value is allocated to the Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Unadjusted Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Unadjusted Account Value is allocated to the Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
How the Formula Operates
Generally, the formula, which is applied each Valuation Day, takes four steps in determining any applicable transfers within your Annuity.
(1)    First, the formula starts by identifying the value of future income payments we expect to pay. We refer to that value as the “Target Value” or “L”.
(2)    Second, we subtract any amounts invested in the Bond Sub-account (“B”) from the Target Value and divide that number by the amount invested in the Permitted Sub-Accounts (“VV + VF”), where “VV” is the current Account Value of the elected Sub-accounts of the Annuity, and “VF” is the current Account Value of the elected Fixed Rate Options of the Annuity. We refer to this resulting value as the “Target Ratio” or “R”.
(3)    Third, we compare the Target Ratio to designated thresholds and other rules described in greater detail below to determine if a transfer needs to occur.
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(4)    If a transfer needs to occur, we use another calculation to determine the amount of the transfer.
The Formula is:

R	=	(L – B)/(VV + VF)
More specifically, the formula operates as follows:
(1)    We calculate the Target Value (L) by multiplying the Income Basis (as defined in Appendix I) for that day by 5% and by the applicable Annuity Factor found in Appendix I. If you have already made a Lifetime Withdrawal, your Target Value would take into account any automatic step-up, any subsequent Purchase Payments and any withdrawals of Excess Income.
Example (assume the Income Basis is $200,000, and the contract is 11 1/2 months old, resulting in an annuity factor of 14.95)

Target Value (L)	=	$200,000 x 5% x 14.95 = $149,500
(2)    Next, to calculate the Target Ratio (R), the Target Value is reduced by any amount held within the Bond Sub-account (B) on that day. The remaining amount is divided by the amount held within the Permitted Sub-accounts (VV + VF).
Example (assume the amount in the Bond Sub-account is zero, and the amount held within the Permitted Sub-accounts is $179,500)

Target Ratio (R)	=	($149,500 – 0)/$179,500 = 83.3%
(3)    If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on the third Valuation Day, make a transfer from your Permitted Sub-accounts to the Bond Sub-account (subject to the 90% cap discussed below). If, however, on any Valuation Day, the Target Ratio is above 84.5%, the formula will make a transfer from the Permitted Sub-accounts to the Bond Sub-account (subject to the 90% cap). Once a transfer is made, the Target Ratio must again be greater than 83% but less than or equal to 84.5% for three consecutive Valuation Days before a subsequent transfer to the Bond Sub-account will occur. If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the Bond Sub-account to the Permitted Sub-accounts (excluding the DCA Market Value Adjustment Options) will occur.
Example: Assuming the Target Ratio is above 83% for a 3rd consecutive Valuation Day, but less than or equal to 84.5% for three consecutive Valuation Days, a transfer into the Bond Portfolio occurred.
(4)    In deciding how much to transfer, we perform a calculation that essentially seeks to reallocate amounts held in the Permitted Sub-accounts and the Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80% (subject to the 90% Cap discussion below). The further the Target Ratio is from 80% when a transfer is occurring under the formula, the greater the transfer amount will be.
The 90% Cap
The formula will not execute a transfer to the Bond Sub-account that results in more than 90% of your Unadjusted Account Value being allocated to the Bond Sub-account (“90% cap”) on that Valuation Day. Thus, on any Valuation Day, if the formula would require a transfer to the Bond Sub-account that would result in more than 90% of the Unadjusted Account Value being allocated to the Bond Sub-account, only the amount that results in exactly 90% of the Unadjusted Account Value being allocated to the Bond Sub-account will be transferred. Additionally, future transfers into the Bond Sub-account will not be made (regardless of the performance of the Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Bond Sub-account. Once this transfer occurs out of the Bond Sub-account, future amounts may be transferred to or from the Bond Sub-account (subject to the 90% cap).
Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. At no time will the formula make a transfer to the Bond Sub-account that results in greater than 90% of your Unadjusted Account Value being allocated to the Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Unadjusted Account Value could be more than 90% invested in the Bond Sub-account.
Monthly Transfers
Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, if there is money allocated to the Bond Sub-account, the formula will perform an additional calculation to determine whether or not a transfer will be made from the Bond Sub-account to the Permitted Sub-accounts. This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after this transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.
The amount of the transfer will be equal to the lesser of:
a)    The total value of all your Unadjusted Account Value in the Bond Sub-account, or
b)    An amount equal to 5% of your total Unadjusted Account Value.
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Other Important Information
•The Bond sub-account is not a Permitted Sub-account. As such, only the formula can transfer Unadjusted Account Value to or from the Bond Sub-account. You may not allocate Purchase Payments or transfer any of your Unadjusted Account Value to or from the Bond Sub-account.
•While you are not notified before a transfer occurs to or from the Bond Sub-account, you will receive a confirmation statement indicating the transfer of a portion of your Unadjusted Account Value either to or from the Bond Sub-account. Your confirmation statements will be detailed to include the effective date of the transfer, the dollar amount of the transfer and the Permitted Sub-accounts the funds are being transferred to/from. Depending on the results of the calculations of the formula, we may, on any Valuation Day:
•Not make any transfer between the Permitted Sub-accounts and the Bond Sub-account; or
•If a portion of your Unadjusted Account Value was previously allocated to the Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts (as described above); or
•Transfer a portion of your Unadjusted Account Value in the Permitted Sub-accounts and the DCA Market Value Adjustment Options to the Bond Sub-account.
•If you made additional Purchase Payments to your Annuity, they will be allocated to the Permitted Sub-accounts and will be subject to the formula.
•Additional Purchase Payments to your Annuity do not increase “B” within the formula, and may result in an additional Account Value being transferred to the Permitted Sub-accounts, or a transfer to the Bond Sub-account due to the change in the ratio.
•If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the Bond Sub-account at least until there is first a transfer out of the Bond Sub-account, regardless of how much of your Unadjusted Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Unadjusted Account Value is allocated to the Bond Sub-account, and the formula will still not transfer any of your Unadjusted Account Value to the Bond Sub-account (at least until there is first a transfer out of the Bond Sub-account).
•If you are participating in a Highest Daily Lifetime Income v2.1 benefit and you are also participating in the 6 or 12 Month DCA Program, the following rules apply:
•DCA Market Value Adjustment Options are considered “Permitted Sub-accounts” for purpose of the Target Ratio calculation (“L”) described above.
•The formula may transfer amounts out of the DCA Market Value Adjustment Options to the Bond Sub-account if the amount allocated to the other Permitted Sub-accounts is insufficient to cover the amount of the transfer.
•The transfer formula will not allocate amounts to the DCA Market Value Adjustment Options when there is a transfer out of the Bond Sub-account . Such transfers will be allocated pro-rata to the variable Sub-accounts, excluding the Bond Sub-account.
•A Market Value Adjustment is not assessed when amounts are transferred out of the DCA Market Value Adjustment Options under the transfer formula.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts beginning after age 70½ (72 for those who would have reached age 70½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see “Tax Considerations” for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime Income v2.1 or Spousal Highest Daily Lifetime Income v2.1 through a nonqualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
SPOUSAL HIGHEST DAILY LIFETIME® INCOME v2.1 BENEFIT
This optional benefit will no longer be available for new business or post-issue election.
Spousal Highest Daily Lifetime Income v2.1 is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for the lives of two individuals who are spouses. We reserve the right, in our sole discretion, to cease offering this benefit for new elections at any time.
We offer a benefit that guarantees, until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “designated lives”, and each, a “designated life”), the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives, provided you have not made withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal.” You may wish to take a Non-Lifetime Withdrawal if you have an immediate need for access to your Account Value but do not wish to begin lifetime payments under the optional living benefit. All other withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit.
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Withdrawals are taken first from your own Unadjusted Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income). The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue Spousal Highest Daily Lifetime Income v2.1 after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Spousal Highest Daily Lifetime Income v2.1 is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled “How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
Spousal Highest Daily Lifetime Income v2.1 is the spousal version of Highest Daily Lifetime Income v2.1. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Currently, if you elect Spousal Highest Daily Lifetime Income v2.1 and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. Please note that if you terminate Spousal Highest Daily Lifetime Income v2.1 and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. See “Termination of Existing Benefits and Election of New Benefits” for details.
Spousal Highest Daily Lifetime Income v2.1 must be elected based on two designated lives, as described below. Each designated life must be at least 50 years old on the benefit effective date. We will not divide an Annuity or the Spousal Highest Daily Lifetime Income v2.1 benefit due to a divorce. See “Election of and Designations under the Benefit” below for details. Spousal Highest Daily Lifetime Income v2.1 is not available if you elect any other optional living benefit.
As long as your Spousal Highest Daily Lifetime Income v2.1 is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any particular withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Income v2.1. As to the impact of such a scenario on any other optional benefit you may have, please see the following sections in this prospectus: “Highest Daily Lifetime Income v2.1 Benefit”, “Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit” and “Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit”.
You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Spousal Highest Daily Lifetime Income, subject to the 6 or 12 Month DCA Program's rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details. No Long-Term Market Value Adjustment Option is permitted if you elect any optional benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. (See below for examples of proportional reductions.)
The Periodic Value on or before the Roll-Up End Date
On any day we recalculate the Periodic Value (a “Current Valuation Day”) that falls on or before the tenth (10th) anniversary of the benefit effective date (referred to as the “Roll-Up End Date”), the Periodic Value is equal to the greater of:
(1)    the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment made on the Current Valuation Day; and
(2)    the Unadjusted Account Value on the current Valuation Day.
The Periodic Value after the Roll-Up End Date
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On any Current Valuation Day that falls after the Roll-Up End Date, the Periodic Value is equal to the greater of:
(1)    the Periodic Value for the Prior Valuation Day, plus the amount of any Purchase Payment made on the Current Valuation Day; and
(2)    the Unadjusted Account Value on the current Valuation Day.
Because the 5% daily appreciation ends after the 10th anniversary of the benefit effective date, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit. If you begin taking Lifetime Withdrawals prior to your 10th benefit anniversary, the 5% daily appreciation will no longer increase your Protected Withdrawal Amount.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled “Example of dollar-for-dollar reductions”).
Please note that if you elect Spousal Highest Daily Lifetime Income v2.1, your Account Value is not guaranteed, can fluctuate and may lose value.
Key Feature – Annual Income Amount under Spousal Highest Daily Lifetime Income v2.1
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the younger designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 2.5% for ages 50 to 54; 3% for ages 55 to less than 59½; 3.5% for ages 59½ to 64; 4% for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older. We use the age of the younger designated life even if that designated life is no longer a participant under the Annuity due to death or divorce. Under Spousal Highest Daily Lifetime Income v2.1, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Unadjusted Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
▪If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.
▪If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime Income v2.1 and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 2.5% for ages 50 to 54; 3% for ages 55 to less than 59½; 3.5% for ages 59½ to 64; 4% for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment.
While Spousal Highest Daily Lifetime Income v2.1 is in effect, we may limit, restrict, suspend or reject any additional Purchase Payment at any time, but would do so on a non-discriminatory basis. Circumstances where we may limit, restrict, suspend or reject additional Purchase Payments include, but are not limited to, the following:
▪if we determine that, as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s);
▪if we are not then offering this benefit for new issues; or
▪if we are offering a modified version of this benefit for new issues.
If we exercise our right to restrict, suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, you may no longer be able to fund your Spousal Highest Daily Lifetime Income v2.1 benefit. This means that you may no longer be able to increase the values associated with your Spousal Highest Daily Lifetime Income v2.1 benefit through additional Purchase Payments. When you elect this benefit and
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determine the amount of your Purchase Payment, you should consider the fact that we may suspend, reject or limit additional Purchase Payments at some point in the future.
We will exercise such reservation of right for all annuity purchasers in the same class of annuity in a non-discriminatory manner.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the younger designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 2.5% for ages 50 to 54; 3% for ages 55 to less than 59½; 3.5% for ages 59½ to 64; 4% for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time of any increase to your Annual Income Amount, we will also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Income v2.1 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Income v2.1 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges”.
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
Spousal Highest Daily Lifetime Income v2.1 does not affect your ability to take withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Income v2.1, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).
Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to the Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Income v2.1 or any other fees and charges under the Annuity. Assume the following for all three examples:
•The Issue Date is November 1
•Spousal Highest Daily Lifetime Income v2.1 is elected on August 1 of the following calendar year
•Both designated lives were 70 years old when they elected Spousal Highest Daily Lifetime Income v2.1
•The first withdrawal is a Lifetime Withdrawal
Unless otherwise indicated, all dates referenced hereafter in these examples occur in the same year the benefit is elected and it is assumed that they fall on consecutive business days.
Example of Dollar-for-Dollar Reductions
On October 28, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $5,400 (since the younger designated life is between the ages of 70 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 4.5% of the Protected Withdrawal Value, in this case 4.5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31) is $2,900. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($5,400 less $2,500 = $2,900).
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Example of Proportional Reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $2,900 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $2,100 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Amount of “non” Excess Income	$2,900.00
Account Value immediately before Excess Income of $2,100	$115,100.00
Excess Income amount	$2,100.00
Ratio ($2,100/$115,100 = 1.82%)	1.82%
Annual Income Amount	$5,400.00
1.82% Reduction in Annual Income Amount	$98.28
Annual Income Amount for future Annuity Years	$5,301.72
Example of Highest Daily Auto Step-up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the younger designated life's age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments.
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $5,400. However, the Excess Income on October 29 reduces the amount to $5,301.72 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 4.5% (since the younger designated life is between 70 and 84 on the date of the potential step-up) of the highest daily Unadjusted Account Value adjusted for withdrawals and Purchase Payments, is greater than $5,301.72. Here are the calculations for determining the daily values. Only the October 28 value is being adjusted for Excess Income as the October 30, October 31 and November 1 Valuation Days occur after the Excess Income on October 29.

Date*	Account Value	Highest Daily Value (adjusted for withdrawal and Purchase Payments)**	Adjusted Annual Income Amount (4.5% of the Highest Daily Value)
October 28	$119,000.00	$119,000.00	$5,355.00
October 29	$113,000.00	$113,986.98	$5,129.41
October 30	$113,000.00	$113,986.98	$5,129.41
October 31	$119,000.00	$119,000.00	$5,355.00
November 1	$118,473.00	$119,000.00	$5,355.00
*    In this example, the Annuity Anniversary date is November 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of November 1 is considered the final Valuation Date for the Annuity Year.
**    In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on October 28, resulting in an adjusted Annual Income Amount of $5,355.00. This amount is adjusted on October 29 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
▪The Unadjusted Account Value of $119,000 on October 28 is first reduced dollar-for-dollar by $2,900 ($2,900 is the remaining Annual Income Amount for the Annuity Year), resulting in an Unadjusted Account Value of $116,100 before the Excess Income.
▪This amount ($116,100) is further reduced by 1.82% (this is the ratio in the above example which is the Excess Income divided by the Account Value immediately preceding the Excess Income) resulting in a Highest Daily Value of $113,986.98.
▪The adjusted October 29 Highest Daily Value, $113,986.98, is carried forward to the next Valuation Date of October 30. At this time, we compare this amount to the Unadjusted Account Value on October 30, $113,000. Since the October 29 adjusted Highest Daily Value of $113,986.98 is greater than the October 30 Unadjusted Account Value, we will continue to carry $113,986.98 forward to the next Valuation Day of October 31. The Unadjusted Account Value on October 31, $119,000.00, becomes the final Highest Daily Value since it exceeds the $113,986.98 carried forward.
▪The October 31 adjusted Highest Daily Value of $119,000.00 is also greater than the November 1 Unadjusted Account Value, so we will continue to carry $119,000.00 forward to the first Valuation Day of November 1.
In this example, the final Highest Daily Value of $119,000.00 is converted to an Annual Income Amount based on the applicable percentage of 4.5%, generating an Annual Income Amount of $5,355.00. Since this amount is greater than the current year’s Annual Income Amount of $5,301.72 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on November 1 and continuing through October 31 of the following calendar year, will be stepped-up to $5,355.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime Income v2.1. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that
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would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Spousal Highest Daily Lifetime Income v2.1. You must tell us at the time you take the partial withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Spousal Highest Daily Lifetime Income v2.1. If you do not designate the withdrawal as a Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit. Assume the following:
•The Issue Date is December 3
•Spousal Highest Daily Lifetime Income v2.1 is elected on September 4 of the following calendar year
•The Unadjusted Account Value at benefit election was $105,000
•Each designated life was 70 years old when he/she elected Spousal Highest Daily Lifetime Income v2.1
•No previous withdrawals have been taken under Spousal Highest Daily Lifetime Income v2.1
On October 3 of the same year the benefit is elected, the Protected Withdrawal Value is $125,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on that same October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Spousal Highest Daily Lifetime Income v2.1 will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000
Divided by Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
Required Minimum Distributions
See the sub-section entitled “Required Minimum Distributions” in the prospectus section above concerning Highest Daily Lifetime Income v2.1 for a discussion of the relationship between the RMD amount and the Annual Income Amount.
Benefits Under Spousal Highest Daily Lifetime Income v2.1
•To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Spousal Highest Daily Lifetime Income v2.1, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the designated lives to die, and will continue to make payments until the death of the second designated life. After the Unadjusted Account Value is reduced to zero, you are not permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative partial withdrawals in an Annuity Year exceed the Annual Income Amount (“Excess Income”) and reduce your Unadjusted Account Value to zero, Spousal Highest Daily Lifetime Income v2.1 terminates, we will make no further payments of the Annual Income Amount and no additional Purchase Payments will be permitted. However, if a partial withdrawal in the latter scenario was taken to satisfy a Required Minimum Distribution (as described above) under the Annuity then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second designated life.
•Please note that if your Unadjusted Account Value is reduced to zero, all payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments. Also, any Death Benefit will terminate if withdrawals reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted
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Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
•If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
(1)    apply your Unadjusted Account Value, less any applicable state required premium tax, to any annuity option available; or
(2)    request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the designated lives to die, and will continue to make payments until the death of the second designated life. If, due to death of a designated life or divorce prior to annuitization, only a single designated life remains, then annuity payments will be made as a life annuity for the lifetime of the designated life. We must receive your request in a form acceptable to us at our office. If applying your Unadjusted Account Value, less any applicable tax charges, to our current life only (or joint life, depending on the number of designated lives remaining) annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
•In the absence of an election when mandatory annuity payments are to begin, we currently make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the certain period in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:
(1)    the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
(2)    the Unadjusted Account Value.
Other Important Considerations
•Withdrawals under the Spousal Highest Daily Lifetime Income v2.1 benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program at the time you elect this benefit, the first systematic withdrawal that processes will be deemed a Lifetime Withdrawal. Withdrawals made while Spousal Highest Daily Lifetime Income v2.1 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program and you elect this benefit, the program must withdraw funds pro rata.
•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “Investment Options.” In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the Permitted Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon election of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to Permitted Sub-accounts, or to the requirements as to how you may allocate your Unadjusted Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will apply only upon re-allocation of Unadjusted Account Value, or to any additional Purchase Payments that are made after the changes have gone into effect. That is, we will not require such current participants to re-allocate Unadjusted Account Value to comply with any new requirements.
•If you elected this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted Sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted
•Sub-accounts and (ii) invest the proceeds of those sales in the Permitted Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.
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•Any Death Benefit will terminate if withdrawals taken under Spousal Highest Daily Lifetime Income v2.1 reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” for more information.)
Charge for Spousal Highest Daily Lifetime Income v2.1
The current charge for Spousal Highest Daily Lifetime Income v2.1 is 1.10% annually of the greater of Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Spousal Highest Daily Lifetime Income v2.1 is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.275% of the greater of the prior Valuation Day’s Unadjusted Account Value, or the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Spousal Highest Daily Lifetime Income v2.1 would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, withdrawals may reduce the Unadjusted Account Value to zero. If the Unadjusted Account Value is reduced to zero as a result of a partial withdrawal that is not a withdrawal of Excess Income and the Annual Income Amount is greater than zero, we will make payments under the benefit.
Election of and Designations under the Benefit
Spousal Highest Daily Lifetime Income v2.1 can only be elected based on two designated lives. Designated lives must be natural persons who are each other's spouses at the time of election of the benefit. Currently, Spousal Highest Daily Lifetime Income v2.1 only may be elected if the Owner, Annuitant, and Beneficiary designations are as follows:
•One Annuity Owner, where the Annuitant and the Owner are the same person and the sole Beneficiary is the Owner’s spouse. Each Owner/Annuitant and the Beneficiary must be at least 50 years old at the time of election; or
•Co-Annuity Owners, where the Owners are each other’s spouses. The Beneficiary designation must be the surviving spouse, or the spouses named equally. One of the Owners must be the Annuitant. Each Owner must be at least 50 years old at the time of election; or
•One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the Beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Each of the Annuitant and the Contingent Annuitant must be at least 50 years old at the time of election.
We do not permit a change of Owner under this benefit, except as follows: (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of Beneficiary designations under this benefit. However, if the Beneficiary is changed, the benefit may not be eligible to be continued upon the death of the first designated life. A change in designated lives will result in cancellation of Spousal Highest Daily Lifetime Income v2.1. If the designated lives divorce, Spousal Highest Daily Lifetime Income v2.1 may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. Any applicable CDSC will apply to such a withdrawal. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.
Spousal Highest Daily Lifetime Income v2.1 can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime Income v2.1 and terminate it, you cannot re-elect it. See “Termination of Existing Benefits and Election of New Benefits” for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect Spousal Highest Daily Lifetime Income v2.1, you lose the guarantees that you had accumulated under your existing benefit, and your guarantees under Spousal Highest Daily Lifetime Income v2.1 will be based on your Unadjusted Account Value on the effective date of Spousal Highest Daily Lifetime Income v2.1. You and your financial professional should carefully consider whether terminating your existing benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
If you wish to elect this benefit and you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity's Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your
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total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Spousal Highest Daily Lifetime Income v2.1 so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and you cannot re-elect the benefit
The benefit automatically terminates upon the first to occur of the following:
(i)    upon our receipt of Due Proof of Death of the first designated life, if the surviving spouse opts to take the death benefit under the Annuity (rather than continue the Annuity) or if the surviving spouse is not an eligible designated life;
(ii)    upon the death of the second designated life;
(iii)    your termination of the benefit;
(iv)    your surrender of the Annuity;
(v)    the Latest Annuity Date or your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount);
(vi)    both the Unadjusted Account Value and Annual Income Amount equal zero due to a withdrawal of Excess Income;
(vii)    you allocate or transfer any portion of your Account Value to any Sub–account(s) to which you are not permitted to electively allocate or transfer Account Value (subject to state law – please see Appendix B for Special Contract Provisions for Annuities Issued in Certain States);* or
(viii)    you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating a benefit, we will send you written notice and provide you with an opportunity to reallocate amounts to the Permitted Sub-accounts or change your designations, as applicable.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Upon termination of Spousal Highest Daily Lifetime Income v2.1 other than upon the death of the second Designated Life or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Unadjusted Account Value falling below the Account Value Floor. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program, transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.
How Spousal Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
See “How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” in the discussion of Highest Daily Lifetime Income v2.1 above for information regarding this component of the benefit.
Additional Tax Considerations
Please see the Additional Tax Considerations section under Highest Daily Lifetime Income v2.1 above.
HIGHEST DAILY LIFETIME® INCOME v2.1 WITH HIGHEST DAILY® DEATH BENEFIT
This optional benefit will no longer be available for new business or post-issue election.
Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit (“HD DB”) is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for life. This benefit also provides for a highest daily death benefit, subject to the terms of the benefit. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. We reserve the right, in our sole discretion, to cease offering this benefit for new elections, at any time.
We offer a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life provided that you do not take withdrawals of Excess Income that result in your Unadjusted
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Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal”. You may wish to take a Non-Lifetime Withdrawal if you have an immediate need for access to your Account Value but do not wish to begin lifetime payments under the optional living benefit. All other partial withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income) (“Guarantee Payments”). Highest Daily Lifetime Income v2.1 with HD DB may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and also wish to provide a death benefit to your beneficiaries. You are not required to take withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime Income v2.1 with HD DB is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled “How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
Highest Daily Lifetime Income v2.1 is offered with or without the HD DB component; however, you may only elect HD DB with Highest Daily Lifetime Income v2.1, and you must elect the HD DB benefit at the time you elect Highest Daily Lifetime Income v2.1. If you elect Highest Daily Lifetime Income v2.1 without HD DB and would like to add the feature later, you must first terminate Highest Daily Lifetime Income v2.1 and elect Highest Daily Lifetime Income v2.1 with HD DB (subject to availability and benefit re-election provisions). Please note that if you terminate Highest Daily Lifetime Income v2.1 and elect Highest Daily Lifetime Income v2.1 with HD DB you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. Highest Daily Lifetime Income v2.1 with HD DB is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, it may not be combined with any other optional living or death benefit.
The income benefit under Highest Daily Lifetime Income v2.1 with HD DB currently is based on a single “designated life” who is between the ages of 50 and 79 on the benefit effective date and received in Good Order. As long as your Highest Daily Lifetime Income v2.1 with HD DB is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any particular withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under Highest Daily Lifetime Income v2.1 with HD DB (including no payment of the Highest Daily Death Benefit Amount). As to the impact of such a scenario on any other optional benefit, please see the following sections in this prospectus: “Highest Daily Lifetime Income v2.1 Benefit”, “Spousal Highest Daily Lifetime Income v2.1 Benefit” and “Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit” (including no payment of the Highest Daily Death Benefit).
You may also participate in the 6 or 12 Month DCA Program if you elect Highest Daily Lifetime Income v2.1 with HD DB, subject to the 6 or 12 Month DCA Program’s rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details. No Long-Term Market Value Adjustment Option is permitted if you elect any optional benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.
The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. (See below for examples of proportional reductions.)
The Periodic Value on or before the Roll-Up End Date
On any day we recalculate the Periodic Value (a “Current Valuation Day”) that falls on or before the tenth (10th) anniversary of the benefit effective date (referred to as the “Roll-Up End Date”), the Periodic Value is equal to the greater of:
(1)    the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment made on the Current Valuation Day; and
(2)    the Unadjusted Account Value on the current Valuation Day.
The Periodic Value after the Roll-Up End Date
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On any Current Valuation Day that falls after the Roll-Up End Date, the Periodic Value is equal to the greater of:
(1)    the Periodic Value for the Prior Valuation Day, plus the amount of any Purchase Payment made on the Current Valuation Day; and
(2)    the Unadjusted Account Value on the current Valuation Day.
Because the 5% daily appreciation ends after the 10th anniversary of the benefit effective date, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled “Example of dollar-for-dollar reductions”).
Please note that if you elect Highest Daily Lifetime Income v2.1 with HD DB, your Account Value is not guaranteed, can fluctuate and may lose value.
Key Feature – Annual Income Amount under Highest Daily Lifetime Income v2.1 with HD DB.
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal. The percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59  1/2; 4% for ages 59  1/2 to 64; 4.5% for ages 65 to 69; 5% for ages 70 to 84; and 6% for ages 85 or older. Under Highest Daily Lifetime Income v2.1 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.
•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime Income v2.1 with HD DB and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59½; 4% for ages 59½ to 64; 4.5% for ages 65 to 69; 5% for ages 70 to 84; and 6% for ages 85 or older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment.
After your first Lifetime Withdrawal and before your Unadjusted Account Value is reduced to zero, you may make additional Purchase Payments, subject to the limits in the next paragraph. We reserve the right not to accept additional Purchase Payments if the Unadjusted Account Value becomes zero.
While Highest Daily Lifetime Income v2.1 with HD DB is in effect, we may limit, restrict, suspend or reject any additional Purchase Payment at any time, but would do so on a non-discriminatory basis. Circumstances where we may limit, restrict, suspend or reject additional Purchase Payments include, but are not limited to the following:
•if we determine that, as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s);
•if we are not then offering this benefit for new-issues; or
•if we are offering a modified version of this benefit for new issues.
If we exercise our right to restrict, suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, you may no longer be able to fund your Highest Daily Lifetime Income v2.1 with HD DB. This means that you may no longer be able to increase the values associated with your Highest Daily Lifetime Income v2.1 with HD DB through additional Purchase Payments. When you elect this benefit and determine the
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amount of your Purchase Payment, you should consider the fact that we may suspend, reject or limit additional Purchase Payments at some point in the future.
We will exercise such reservation of right for all annuity purchasers in the same class of annuity in a non-discriminatory manner.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime Income v2.1 with HD DB. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59½; 4% for ages 59½ to 64; 4.5% for ages 65 to 69; 5% for ages 70 to 84; and 6% for ages 85 or older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time of any increase to your Annual Income Amount, we will also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Income v2.1 with HD DB has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Income v2.1 with HD DB upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should consult with your financial professional and carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges.”
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
Highest Daily Lifetime Income v2.1 with HD DB does not affect your ability to take partial withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Income v2.1 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in any Annuity Year are less than the Annual Income Amount, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).
Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to the Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Income v2.1 with HD DB or any other fees and charges under the Annuity. Assume the following for all three examples:
•The Issue Date is November 1
•Highest Daily Lifetime Income v2.1 with HD DB is elected on August 1 of the following calendar year
•The Annuitant was 70 years old when he/she elected Highest Daily Lifetime Income v2.1 with HD DB
•The first withdrawal is a Lifetime Withdrawal
Unless otherwise indicated, it is assumed that all dates referenced hereafter in these examples fall on consecutive business days.
Example of Dollar-for-Dollar Reductions
On October 28, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 70 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). The Highest Daily Death Benefit Amount is $115,420. Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500) and the Highest Daily Death Benefit Amount ($115,420 less $2,500 = $112,920).
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Example of Proportional Reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29, the Account Value at the time and immediately prior to this withdrawal is $118,000, and the Highest Daily Death Benefit Amount is $112,920. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0, and reduces the Highest Daily Death Benefit Amount on a dollar-for dollar basis to $109,420. The remaining withdrawal amount of $1,500 reduces the Annual Income Amount in future Annuity Years and the Highest Daily Death Benefit Amount on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount and the Highest Daily Death Benefit Amount).
Here is the calculation:

Annual Income Amount		Highest Daily Death Benefit Amount
Account Value before Lifetime Withdrawal	$118,000.00	Account Value before Lifetime Withdrawal	$118,000.00
Amount of “non” Excess Income	$3,500.00	Amount of “non” Excess Income	$3,500.00
Account Value immediately before Excess Income of $1,500	$114,500.00	Account Value immediately before Excess Income of $1,500	$114,500.00
Excess Income amount	$1,500.00	Excess Income amount	$1,500.00
Ratio ($1,500/$114,500 = 1.31%)	1.31%	Ratio ($1,500/$114,500 = 1.31%)	1.31%
Annual Income Amount	$6,000.00	HD DB Amount	$109,420.00
1.31% Reduction in Annual Income Amount	$78.60	1.31% Reduction in Annual Income Amount	$1,433.40
Annual Income Amount for future Annuity Years	$5,921.40	Highest Daily Death Benefit Amount	$107,986.60
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments.
For this example assume the Annual Income Amount for this Annuity Year is $12,000. Also assume that a Lifetime Withdrawal of $6,000 was previously taken during the Annuity Year and a $10,000 withdrawal resulting in $4,000 of Excess Income on June 29 reduces the amount to $11,400.48 for future years. For the next Annuity Year, the Annual Income Amount will be stepped up if 5% of the highest daily Unadjusted Account Value, adjusted for withdrawals and Purchase Payments is greater than $11,400.48. Steps for determining the daily values are displayed below. Only the June 28 value is being adjusted for Excess Income; the June 30, July 1, and July 2 Valuation Dates occur after the Excess Income withdrawal on June 29.

Date*	Unadjusted Account Value	Highest Daily Value (adjusted for withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
June 28	$238,000.00	$238,000.00	$11,900.00
June 29	$226,500.00	$228,009.60	$11,400.48
June 30	$226,800.00	$228,009.60	$11,400.48
July 1	$233,500.00	$233,500.00	$11,675.00
July 2	$231,900.00	$233,500.00	$11,675.00
*    In this example, the Annuity Anniversary date is July 2. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be the Annuity Anniversary and every day following the Annuity Anniversary. The Annuity Anniversary Date of July 2 is considered the first Valuation Date in the Annuity Year.
**    In this example, the first daily value after the first Lifetime Withdrawal is $238,000 on June 28, resulting in an adjusted Annual Income Amount of $11,900. This amount is adjusted on June 29 to reflect the $10,000 withdrawal. The adjustments are determined as follows:
•The Unadjusted Account Value of $238,000 on June 28 is first reduced dollar-for-dollar by $6,000 ($6,000 is the remaining Annual Income Amount for the Annuity Year), resulting in Unadjusted Account Value of $232,000 before the Excess Income.
•This amount ($232,000) is further reduced by 1.72%, which is the ratio of Excess Income of $4,000 ($10,000 withdrawal minus non-excess amount of $6,000) divided by the Account Value ($232,000) immediately preceding the Excess Income. This results in a Highest Daily Value of $228,009.60 after the adjustment.
•The adjusted June 29 Highest Daily Value, $228,009.60, is carried forward to the next Valuation Date of June 30. At this time, we compare this amount to the Unadjusted Account Value on June 30, $226,800. Since the June 29 adjusted Highest Daily Value of $228,009.60 is greater than the June 30 Unadjusted Account Value, we will continue to carry $228,009.60 forward to the next Valuation Date of July 1. The Unadjusted Account Value on July 1, $233,500, becomes the Highest Daily Value since it exceeds the $228,009.60 carried forward.
•The July 1 adjusted Highest Daily Value of $233,500 is also greater than the July 2 Unadjusted Account Value of $231,900, so the $233,500 will be carried forward to the first Valuation Date of July 2.
In this example, the final Highest Daily Value of $233,500 is converted to an Annual Income Amount based on the applicable Withdrawal Percentage of 5%, generating an Annual Income Amount of $11,675. Since this amount is greater than the current year's Annual Income Amount of $11,400.48 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on July 2 and continuing through July 1 of the following calendar year, will be stepped-up to $11,675.
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Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime Income v2.1 with HD DB. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Highest Daily Lifetime Income v2.1 with HD DB. You must tell us at the time you take the withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Highest Daily Lifetime Income v2.1 with HD DB. If you do not designate the withdrawal as a Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Highest Daily Death Benefit Amount. It will reduce each value by the percentage the total withdrawal amount (including any applicable CDSC and Market Value Adjustment) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:
•The Issue Date is December 3
•Highest Daily Lifetime Income v2.1 with HD DB is elected on September 4 of the following calendar year
•The Unadjusted Account Value at benefit election was $105,000
•The Annuitant was 70 years old when he/she elected Highest Daily Lifetime Income v2.1 with HD DB
•No previous withdrawals have been taken under Highest Daily Lifetime Income v2.1 with HD DB
On October 3 of the year the benefit is elected, the Protected Withdrawal Value is $125,000, the Highest Daily Death Benefit Amount is $115,420, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on that same October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Highest Daily Lifetime Income v2.1 with HD DB will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000.00
Divided by Account Value before withdrawal	$120,000.00
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375.00
Highest Daily Death Benefit Amount	$100,992.50
Required Minimum Distributions
Required Minimum Distributions (“RMD”) for this Annuity must be taken by April 1st in the year following the date you turn age 70 ½ (72 for those who would have reached age 70 ½ after 2019) and by December 31st for subsequent calendar years. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime.
If the annual RMD amount is greater than the Annual Income Amount, a withdrawal of the RMD amount will not be treated as a withdrawal of Excess Income, as long as the RMD amount is calculated by us for this Annuity and administered under a program we support each calendar year. If you are not participating in an RMD withdrawal program each calendar year, you can alternatively satisfy the RMD amount without it being treated as a withdrawal of Excess Income as long as the below rules are applied.
Highest Daily Death Benefit
A Death Benefit is payable under Highest Daily Lifetime Income v2.1 with HD DB (until we begin making Guarantee Payments under the benefit or annuity payments have begun) upon the death of the Owner (Annuitant if entity owned), also referred to as the “Single Designated Life”, when we
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receive Due Proof of Death. The Death Benefit is the greatest of: the Minimum Death Benefit (described later in this prospectus) or the Highest Daily Death Benefit Amount described below.
Highest Daily Death Benefit Amount:
On the date you elect Highest Daily Lifetime Income v2.1 with HD DB, the Highest Daily Death Benefit Amount is equal to your Unadjusted Account Value. On each subsequent Valuation Day, until the date of death of the decedent, the Highest Daily Death Benefit Amount will be the greater of:
(1)    The Unadjusted Account Value on the current Valuation Day; and
(2)    The Highest Daily Death Benefit Amount of the immediately preceding Valuation Day,
•increased by any Purchase Payments made on the current Valuation Day and,
•reduced by the effect of withdrawals made on the current Valuation Day, as described below.
Please note that the Highest Daily Death Benefit Amount does not have any guaranteed growth rate associated with it and therefore can be a different amount than any of the guaranteed values associated with the living benefit features of Highest Daily Lifetime Income v2.1 with HD DB.
A Non-Lifetime Withdrawal will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Non-Lifetime Withdrawal to the Account Value immediately prior to the Non-Lifetime Withdrawal. A Lifetime Withdrawal that is not considered Excess Income will reduce the Highest Daily Death Benefit Amount (dollar-for-dollar) by the amount of the withdrawal. All or a portion of a Lifetime Withdrawal that is considered Excess Income will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Excess Income to the Account Value immediately prior to the withdrawal of the Excess Income.
The Highest Daily Death Benefit will be calculated on the date of death of the decedent and will be:
•increased by the amount of any additional Adjusted Purchase Payments, and
•reduced by the effect of any withdrawals (as described in the preceding paragraph), made during the period between the decedent’s date of death and the date we receive Due Proof of Death.
Please note that the Highest Daily Death Benefit Amount is available only until we make Guarantee Payments under Highest Daily Lifetime Income v2.1 with HD DB or annuity payments begin. This means that any withdrawals that reduce your Unadjusted Account Value to zero will also reduce the Highest Daily Death Benefit Amount to zero.
All other provisions applicable to Death Benefits under your Annuity will continue to apply. See the “Death Benefits” section of this prospectus for more information pertaining to Death Benefits.
Benefits Under Highest Daily Lifetime Income v2.1 with HD DB
•To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and Guarantee Payments amounts are still payable under Highest Daily Lifetime Income v2.1 with HD DB, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. After the Unadjusted Account Value is reduced to zero, you will not be permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative partial withdrawals in an Annuity Year exceed the Annual Income Amount (“Excess Income”) and reduce your Unadjusted Account Value to zero, Highest Daily Lifetime Income v2.1 with HD DB terminates, we will make no further payments of the Annual Income Amount (including no payment of the Highest Daily Death Benefit).
•Please note note that if your Unadjusted Account Value is reduced to zero, all subsequent payments will be treated as Guarantee Payments. Further, the Guarantee Payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments. Please note that if your Unadjusted Account Value is reduced to zero due to withdrawals or annuitization, any Death Benefit value, including that of the HD DB feature, will terminate. This means that the HD DB is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
•If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
(1)    apply your Unadjusted Account Value, less any applicable tax charges, to any annuity option available; or
(2)    request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our Service Office. If applying your Unadjusted Account Value, less any applicable tax charges, to the life-only annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
•In the absence of an election when mandatory annuity payments are to begin we currently make annual annuity payments in the form of a single life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the period certain in order to comply with the Code (e.g.,
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to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:
(1)    the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
(2)    the Unadjusted Account Value.
Other Important Considerations
•Withdrawals under Highest Daily Lifetime Income v2.1 with HD DB are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program at the time you elect this benefit, the first systematic withdrawal that processes will be deemed a Lifetime Withdrawal. Withdrawals made while Highest Daily Lifetime Income v2.1 with HD DB is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program and you elect this benefit, the program must withdraw funds pro rata.
•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the section entitled “Investment Options.” You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the Permitted Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon election of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to the Permitted Sub-accounts, or to the requirements as to how you may allocate your Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will only apply upon re-allocation of Account Value, or to any additional Purchase Payments that are made after the changes have gone into effect. That is, we will not require such current participants to re-allocate Account Value to comply with any new requirements.
•If you elected this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted Sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Permitted Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.
•Any Death Benefit will terminate if withdrawals taken under Highest Daily Lifetime Income v2.1 with HD DB reduce your Unadjusted Account Value to zero. This means that any Death Benefit, including the HD DB, will terminate and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” for more information.)
Charge for Highest Daily Lifetime Income v2.1 with HD DB
The current charge for Highest Daily Lifetime Income v2.1 with HD DB is 1.50% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Highest Daily Lifetime Income v2.1 with HD DB is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.375% of the greater of the prior Valuation Day’s Unadjusted Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
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If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Highest Daily Lifetime Income v2.1 with HD DB would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, partial withdrawals may reduce the Unadjusted Account Value to zero. If the Unadjusted Account Value is reduced to zero as a result of a partial withdrawal that is not a withdrawal of Excess Income and the Annual Income Amount is greater than zero, we will make payments under the benefit.
Election of and Designations under the Benefit
For Highest Daily Lifetime Income v2.1 with HD DB, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be between 50 and 79 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Income v2.1 with HD DB. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Income v2.1 with HD DB, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
Highest Daily Lifetime Income v2.1 with HD DB can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime Income v2.1 with HD DB and terminate it, you cannot re-elect it. See “Termination of Existing Benefits and Election of New Benefits” for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect Highest Daily Lifetime Income v2.1 with HD DB, you lose the guarantees that you had accumulated under your existing benefit and your guarantees under Highest Daily Lifetime Income v2.1 with HD DB will be based on your Unadjusted Account Value on the effective date of Highest Daily Lifetime Income v2.1 with HD DB. You and your financial professional should carefully consider whether terminating your existing benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
If you wish to elect this benefit and you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity’s Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Highest Daily Lifetime Income v2.1 with HD DB so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate Highest Daily Lifetime Income v2.1 with HD DB at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit, including the HD DB, will terminate as of the date the termination is effective, and you cannot re-elect teh benefit.
The benefit automatically terminates upon the first to occur of the following:
(i)    your termination of the benefit;
(ii)    your surrender of the Annuity;
(iii)    the Latest Annuity Date or your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of annuity payments, we will continue to pay the Annual Income Amount);
(iv)    our receipt of Due Proof of Death of the Owner (or Annuitant for entity-owned annuities);
(v)    both the Unadjusted Account Value and Annual Income Amount equal zero due to a withdrawal of Excess Income;
(vi)    you allocate or transfer any portion of your Account Value to any Sub-account(s) to which you are not permitted to electively allocate or transfer Account Value (subject to state law – please see Appendix B for Special Contract Provisions for Annuities Issued in Certain States);* or
(vii)    you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating a benefit, we will send you written notice and provide you with an opportunity to reallocate amounts to the Permitted Sub-accounts or change your designations, as applicable.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Upon termination of Highest Daily Lifetime Income v2.1 with HD DB, other than upon the death of the Owner or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the
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amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program, transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.
If a surviving spouse elects to continue the Annuity, Highest Daily Lifetime Income v2.1 with HD DB terminates upon Due Proof of Death. The spouse may newly elect the benefit subject to the restrictions discussed in “Election of and Designations under the Benefit” and “Termination of Your Highest Daily Lifetime Income v2.1” earlier in this benefit description.
How Highest Daily Lifetime Income v2.1 with HD DB Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
See “How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” in the discussion of Highest Daily Lifetime Income v2.1 above for information regarding this component of the benefit.
Additional Tax Considerations
Please see the Additional Tax Considerations section under Highest Daily Lifetime Income v2.1 above.
SPOUSAL HIGHEST DAILY LIFETIME® INCOME v2.1 WITH HIGHEST DAILY® DEATH BENEFIT
This optional benefit will no longer be available for new business or post-issue election.
Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit (“HD DB”) is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for the lives of two individuals who are spouses. This benefit also provides for a highest daily death benefit, subject to the terms of the benefit. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. We reserve the right, in our sole discretion, to cease offering this benefit for new elections at any time.
We offer a benefit that guarantees, until the death of the Remaining Designated Life (as described below) (the “designated lives”, and each, a “designated life”), the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives, provided you have not made withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal.” You may wish to take a Non-Lifetime Withdrawal if you have an immediate need for access to your Account Value but do not wish to begin lifetime payments under the optional living benefit. All other withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income) (“Guarantee Payments”). The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue Spousal Highest Daily Lifetime Income v2.1 with HD DB after the death of the first spouse (subject to the provisions below regarding a Remaining Designated Life), and also want to provide a death benefit. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.
An integral component of Spousal Highest Daily Lifetime Income v2.1 with HD DB is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled “How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
Spousal Highest Daily Lifetime Income v2.1 with HD DB is the spousal version of Highest Daily Lifetime Income v2.1 with HD DB. Spousal Highest Daily Lifetime Income v2.1 is offered with or without the HD DB component; however, you may only elect HD DB with Spousal Highest Daily Lifetime Income v2.1, and you must elect the HD DB benefit at the time you elect Spousal Highest Daily Lifetime Income v2.1. If you elect Spousal Highest Daily Lifetime Income v2.1 without HD DB and would like to add the feature later, you must first terminate Spousal Highest Daily Lifetime Income v2.1 and elect Spousal Highest Daily Lifetime Income v2.1 with HD DB (subject to availability and benefit re-election provisions). Please note that if you terminate Spousal Highest Daily Lifetime Income v2.1 and elect Spousal Highest Daily Lifetime Income v2.1 with HD DB you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. Spousal Highest Daily Lifetime Income v2.1 with HD DB is offered as an alternative to other lifetime withdrawal options. Currently, if you elect Spousal Highest Daily Lifetime Income v2.1 with HD DB and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See “Termination of Existing Benefits and Election of New Benefits” for details.
Spousal Highest Daily Lifetime Income v2.1 with HD DB must be elected based on two designated lives, as described below. Each designated life must be between the ages of 50 and 79 years old on the benefit effective date. We will not divide an Annuity or the Spousal Highest Daily Lifetime
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Income v2.1 benefit due to a divorce. See “Election of and Designations under the Benefit” below for details. Spousal Highest Daily Lifetime Income v2.1 with HD DB is not available if you elect any other optional living or death benefit.
As long as your Spousal Highest Daily Lifetime Income v2.1 with HD DB is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any particular withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Income v2.1 with HD DB. As to the impact of such a scenario on any other optional benefit, please see the following sections in this prospectus: “Highest Daily Lifetime Income v2.1 Benefit”, “Spousal Highest Daily Lifetime Income v2.1 Benefit” and “Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit” (including no payment of the Highest Daily Death Benefit).
You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Spousal Highest Daily Lifetime Income v2.1 with HD DB, subject to the 6 or 12 Month DCA Program’s rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details. No Long-Term Market Value Adjustment Option is permitted if you elect any optional benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. (See below for examples of proportional reductions.)
The Periodic Value on or before the Roll-Up End Date
On any day we recalculate the Periodic Value (a “Current Valuation Day”) that falls on or before the tenth (10th) anniversary of the benefit effective date (referred to as the “Roll-Up End Date”), the Periodic Value is equal to the greater of:
(1)    the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment made on the Current Valuation Day; and
(2)    the Unadjusted Account Value on the current Valuation Day.
The Periodic Value after the Roll-Up End date
On any Current Valuation Day that falls after the Roll-Up End Date, the Periodic Value is equal to the greater of:
(1)    the Periodic Value for the Prior Valuation Day, plus the amount of any Purchase Payment made on the Current Valuation Day; and
(2)    the Unadjusted Account Value on the current Valuation Day.
Because the 5% daily appreciation ends after the 10th anniversary of the benefit effective date, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit. If you begin taking Lifetime Withdrawals prior to your 10th benefit anniversary, the 5% daily appreciation will no longer increase your Protected Withdrawal Value.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled “Example of dollar-for-dollar reductions”).
Please note that if you elect Spousal Highest Daily Lifetime Income v2.1 with HD DB, your Account Value is not guaranteed, can fluctuate and may lose value.
Key Feature – Annual Income Amount under Spousal Highest Daily Lifetime Income v2.1 with HD DB
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the younger spousal designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 2.5% for ages 50 to 54; 3% for ages 55 to less than 59½; 3.5% for ages 59½ to 64; 4% for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older. We use the age of the younger designated
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life. If you elected this benefit and one of the Spousal Designated Lives becomes the Remaining Designated Life, we will continue to use the age of the younger of both the original Spousal Designated Lives for purposes of calculating the applicable Annual Income percentage. Under Spousal Highest Daily Lifetime Income v2.1 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Unadjusted Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.
•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime Income v2.1 with HD DB and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 2.5% for ages 50 to 54; 3% for ages 55 to less than 59½; 3.5% for ages 59½ to 64; 4% for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment.
After your first Lifetime Withdrawal and before your Unadjusted Account Value is reduced to zero, you may make additional Purchase Payments, subject to the limits in the next paragraph. We reserve the right not to accept additional Purchase Payments if the Unadjusted Account Value becomes zero.
While Spousal Highest Daily Lifetime Income v2.1 with HD DB is in effect, we may limit, restrict, suspend or reject any additional Purchase Payment at any time, but would do so on a non-discriminatory basis. Circumstances where we may limit, restrict, suspend or reject additional Purchase Payments include, but are not limited to, the following:
•if we determine that, as a result of the timing and amounts of your additional Purchase Payments and Withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s);
•if we are not then offering this benefit for new issues; or
•if we are offering a modified version of this benefit for new issues.
If we exercise our right to restrict, suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, you may no longer be able to fund your Spousal Highest Daily Lifetime Income v2.1 with HD DB. This means that you may no longer be able to increase the values associated with your Spousal Highest Daily Lifetime Income v2.1 with HD DB through additional Purchase Payments. When you elect this benefit and determine the amount of your Purchase Payment, you should consider the fact that we may suspend, reject or limit additional Purchase Payments at some point in the future.
We will exercise such reservation of right for all annuity purchasers in the same class of annuity, in a non-discriminatory manner.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the younger spousal designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 2.5% for ages 50 to 54; 3% for ages 55 to less than 59½; 3.5% for ages 59½ to 64; 4% for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity
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Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time of any increase to your Annual Income Amount, we will also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Income v2.1 with HD DB has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Income v2.1 with HD DB upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges”.
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
Spousal Highest Daily Lifetime Income v2.1 with HD DB does not affect your ability to take withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Income v2.1 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).
Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to the Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Income v2.1 with HD DB or any other fees and charges under the Annuity. Assume the following for all three examples:
•The Issue Date is November 1
•Spousal Highest Daily Lifetime Income v2.1 with HD DB is elected on August 1 of the following calendar year
•Both designated lives were 70 years old when they elected Spousal Highest Daily Lifetime Income v2.1 with HD DB
•The first withdrawal is a Lifetime Withdrawal
Unless otherwise indicated, all dates referenced hereafter in these examples occur in the same year the benefit is elected and it is assumed that they fall on consecutive business days.
Example of Dollar-for-Dollar Reductions
On October 28, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $5,400 (since the younger designated life is between the ages of 70 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 4.5% of the Protected Withdrawal Value, in this case 4.5% of $120,000). The Highest Daily Death Benefit Amount is $115,420. Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31) is $2,900. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($5,400 less $2,500 = $2,900) and the Highest Daily Death Benefit Amount ($115,420 less $2,500 = $112,920.).
Example of Proportional Reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29, the Account Value at the time and immediately prior to this withdrawal is $118,000, and the Highest Daily Death Benefit Amount is $112,920. The first $2,900 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0, and reduces the Highest Daily Death Benefit Amount on a dollar-for dollar basis to $110,020. The remaining withdrawal amount of $2,100 reduces the Annual Income Amount in future Annuity Years and the Highest Daily Death Benefit Amount on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount and the Highest Daily Death Benefit Amount).
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Here is the calculation:

Annual Income Amount		Highest Daily Death Benefit Amount
Account Value before Lifetime Withdrawal	$118,000.00	Account Value before Lifetime Withdrawal	$118,000.00
Amount of “non” Excess Income	$2,900.00	Amount of “non” Excess Income	$2,900.00
Account Value immediately before Excess Income of $2,100	$115,100.00	Account Value immediately before Excess Income of $2,100	$115,100.00
Excess Income amount	$2,100.00	Excess Income amount	$2,100.00
Ratio ($2,100/$115,100 = 1.82%)	1.82%	Ratio ($2,100/$115,100 = 1.82%)	1.82%
Annual Income Amount	$5,400.00	HD DB Amount	$110,020.00
1.82% Reduction in Annual Income Amount	$98.28	1.82% Reduction in Annual Income Amount	$2,002.36
Annual Income Amount for future Annuity Years	$5,301.72	Highest Daily Death Benefit Amount	$108,017.64
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the younger designated life’s age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments.
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $5,400. However, the Excess Income on October 29 reduces the amount to $5,301.72 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 4.5% (since the younger designated life is between 70 and 84 on the date of the potential step-up) of the highest daily Unadjusted Account Value adjusted for withdrawals and Purchase Payments, is greater than $5,301.72. Here are the calculations for determining the daily values. Only the October 28 value is being adjusted for Excess Income as the October 30, October 31 and November 1 Valuation Days occur after the Excess Income on October 29.

Date*	Account Value	Highest Daily Value (adjusted for withdrawal and Purchase Payments)**	Adjusted Annual Income Amount (4.5% of the Highest Daily Value)
October 28	$119,000.00	$119,000.00	$5,355.00
October 29	$113,000.00	$113,986.98	$5,129.41
October 30	$113,000.00	$113,986.98	$5,129.41
October 31	$119,000.00	$119,000.00	$5,355.00
November 1	$118,473.00	$119,000.00	$5,355.00
*    In this example, the Annuity Anniversary date is November 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of November 1 is considered the final Valuation Date for the Annuity Year.
**    In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on October 28, resulting in an adjusted Annual Income Amount of $5,355.00. This amount is adjusted on October 29 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
•The Unadjusted Account Value of $119,000 on October 28 is first reduced dollar-for-dollar by $2,900 ($2,900 is the remaining Annual Income Amount for the Annuity Year), resulting in an Unadjusted Account Value of $116,100 before the Excess Income.
•This amount ($116,100) is further reduced by 1.82% (this is the ratio in the above example which is the Excess Income divided by the Account Value immediately preceding the Excess Income) resulting in a Highest Daily Value of $113,986.98.
•The adjusted October 29 Highest Daily Value, $113,986.98, is carried forward to the next Valuation Date of October 30. At this time, we compare this amount to the Unadjusted Account Value on October 30, $113,000. Since the October 29 adjusted Highest Daily Value of $113,986.98 is greater than the October 30 Unadjusted Account Value, we will continue to carry $113,986.98 forward to the next Valuation Day of October 31. The Unadjusted Account Value on October 31, $119,000.00, becomes the final Highest Daily Value since it exceeds the $113,986.98 carried forward.
•The October 31 adjusted Highest Daily Value of $119,000.00 is also greater than the November 1 Unadjusted Account Value, so we will continue to carry $119,000.00 forward to the first Valuation Day of November 1.
In this example, the final Highest Daily Value of $119,000.00 is converted to an Annual Income Amount based on the applicable percentage of 4.5%, generating an Annual Income Amount of $5,355.00. Since this amount is greater than the current year’s Annual Income Amount of $5,301.72 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on November 1 and continuing through October 31 of the following calendar year, will be stepped-up to $5,355.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime Income v2.1 with HD DB. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Spousal Highest Daily Lifetime Income v2.1 with HD DB. You must tell us at the time you take the partial withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Spousal Highest Daily Lifetime Income v2.1 with HD DB. If you do not designate the withdrawal as a Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect to take the Non-Lifetime Withdrawal or Lifetime
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Withdrawals, no additional Non-Lifetime withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Highest Daily Death Benefit Amount. It will reduce each value by the percentage the total withdrawal amount (including any applicable CDSC and Market Value Adjustment) represents of the then current Account Value immediately prior to the time of the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit. Assume the following:
•The Issue Date is December 3
•Spousal Highest Daily Lifetime Income v2.1 with HD DB is elected on September 4 of the following calendar year
•The Unadjusted Account Value at benefit election was $105,000
•Each designated life was 70 years old when he/she elected Spousal Highest Daily Lifetime Income v2.1 with HD DB
•No previous withdrawals have been taken under Spousal Highest Daily Lifetime Income v2.1 with HD DB
On October 3 of the same year the benefit is elected, the Protected Withdrawal Value is $125,000, the Highest Daily Death Benefit Amount is $115,420, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on that same October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Spousal Highest Daily Lifetime Income v2.1 with HD DB will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000.00
Divided by Account Value before withdrawal	$120,000.00
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375.00
Highest Daily Death Benefit Amount	$100,992.50
Required Minimum Distributions
See the sub-section entitled “Required Minimum Distributions” in the prospectus section above concerning Highest Daily Lifetime Income v2.1 with HD DB for a discussion of the relationship between the RMD amount and the Annual Income Amount.
Highest Daily Death Benefit
A Death Benefit is payable under Spousal Highest Daily Lifetime Income v2.1 with HD DB (until we begin making Guarantee Payments under the benefit or annuity payments have begun) upon the death of the Remaining Designated Life when we receive Due Proof of Death. The Death Benefit is the greatest of: the Minimum Death Benefit (described later in this prospectus) or the Highest Daily Death Benefit Amount described below.
Highest Daily Death Benefit Amount:
On the date you elect Spousal Highest Daily Lifetime Income v2.1 with HD DB, the Highest Daily Death Benefit Amount is equal to your Unadjusted Account Value. On each subsequent Valuation Day, until the date of death of the decedent, the Highest Daily Death Benefit Amount will be the greater of:
(1)    The Unadjusted Account Value on the current Valuation Day; and
(2)    The Highest Daily Death Benefit Amount of the immediately preceding Valuation Day,
•increased by any Purchase Payments made on the current Valuation Day and,
•reduced by the effect of withdrawals made on the current Valuation Day, as described below.
Please note that the Highest Daily Death Benefit Amount does not have any guaranteed growth rate associated with it and therefore can be a different amount than any of the guaranteed values associated with the living benefit features of Spousal Highest Daily Lifetime Income v2.1 with HD DB.
A Non-Lifetime Withdrawal will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Non-Lifetime Withdrawal to the Account Value immediately prior to the Non-Lifetime Withdrawal. A Lifetime Withdrawal that is not considered Excess Income will reduce the Highest Daily Death Benefit Amount (dollar-for-dollar) by the amount of the withdrawal. All or a portion of a Lifetime Withdrawal that is considered
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Excess Income will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Excess Income to the Account Value immediately prior to the withdrawal of the Excess Income.
The Highest Daily Death Benefit will be calculated on the date of death of the Remaining Designated Life and will be:
•increased by the amount of any additional Adjusted Purchase Payments, and
•reduced by the effect of any withdrawals (as described in the preceding paragraph), made during the period between the decedent’s date of death and the date we receive Due Proof of Death.
Please note that Highest Daily Death Benefit Amount is available only until we make Guarantee Payments under Spousal Highest Daily Lifetime Income v2.1 with HD DB or annuity payments begin. This means that any withdrawals that reduce your Unadjusted Account Value to zero will also reduce the Highest Daily Death Benefit Amount to zero.
All other provisions applicable to Death Benefits under your Annuity continue to apply. See the “Death Benefits” section of this prospectus for more information pertaining to Death Benefits.
Benefits Under Spousal Highest Daily Lifetime Income v2.1 with HD DB
•To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and Guarantee Payments amounts are still payable under Spousal Highest Daily Lifetime Income v2.1 with HD DB, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will continue to make payments until the simultaneous deaths of both spousal designated lives, or the death of the Remaining Designated Life. After the Unadjusted Account Value is reduced to zero, you are not permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative partial withdrawals in an Annuity Year exceed the Annual Income Amount (“Excess Income”) and reduce your Unadjusted Account Value to zero, Spousal Highest Daily Lifetime Income v2.1 with HD DB terminates, we will make no further payments of the Annual Income Amount and no additional Purchase Payments will be permitted.
•Please note that if your Unadjusted Account Value is reduced to zero, all subsequent payments will be treated as Guarantee Payments. Further, the Guarantee Payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments.
•Please note that if your Unadjusted Account Value is reduced to zero due to withdrawals or annuitization, any Death Benefit value, including that of the HD DB feature, will terminate. This means that the HD DB is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
•If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
(1)    apply your Unadjusted Account Value, less any applicable state required premium tax, to any annuity option available; or
(2)    request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the Remaining Designated Life. We must receive your request in a form acceptable to us at our office. If applying your Unadjusted Account Value, less any applicable tax charges, to our current life only (or joint life, depending on the number of designated lives remaining) annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
•In the absence of an election when mandatory annuity payments are to begin, we currently make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the certain period in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:
(1)    the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
(2)    the Unadjusted Account Value.
Other Important Considerations
•Withdrawals under the Spousal Highest Daily Lifetime Income v2.1 with HD DB benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program, the first systematic withdrawal that processes will be deemed a Lifetime Withdrawal. Withdrawals made while Spousal Highest Daily Lifetime Income v2.1 with HD DB is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program and you elect this benefit, the program must withdraw funds pro rata.
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•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “Investment Options.” In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the Permitted Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon election of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to Permitted Sub-accounts, or to the requirements as to how you may allocate your Unadjusted Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will apply only upon re-allocation of Unadjusted Account Value, or to any additional Purchase Payments that are made after the changes have gone into effect. That is, we will not require such current participants to re-allocate Unadjusted Account Value to comply with any new requirements.
•If you elected this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted Sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.
•Any Death Benefit will terminate if withdrawals taken under Spousal Highest Daily Lifetime Income v2.1 with HD DB reduce your Unadjusted Account Value to zero. This means that any Death Benefit, including the HD DB, will terminate and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” for more information.)
•Spousal Continuation: If a Death Benefit is not payable on the death of a spousal designated life (e.g., if the first of the spousal designated lives to die is the Beneficiary but not an Owner), Spousal Highest Daily Lifetime Income v2.1 with HD DB will remain in force unless we are instructed otherwise.
Charge for Spousal Highest Daily Lifetime Income v2.1 with HD DB
The current charge for Spousal Highest Daily Lifetime Income v2.1 with HD DB is 1.60% annually of the greater of Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Spousal Highest Daily Lifetime Income v2.1 with HD DB is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.40% of the greater of the prior Valuation Day’s Unadjusted Account Value, or the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Spousal Highest Daily Lifetime Income v2.1 with HD DB would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, withdrawals may reduce the Unadjusted Account Value to zero. If the Unadjusted Account Value is reduced to zero as a result of a partial withdrawal that is not a withdrawal of Excess Income and the Annual Income Amount is greater than zero, we will make payments under the benefit.
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Election of and Designations under the Benefit
Spousal Highest Daily Lifetime Income v2.1 with HD DB can only be elected based on two designated lives. Designated lives must be natural persons who are each other’s spouses at the time of election of the benefit. Currently, Spousal Highest Daily Lifetime Income v2.1 with HD DB only may be elected if the Owner, Annuitant, and Beneficiary designations are as follows:
•One Annuity Owner, where the Annuitant and the Owner are the same person and the sole Beneficiary is the Owner’s spouse. Each Owner/Annuitant and the Beneficiary must be between 50-79 years old at the time of election; or
•Co-Annuity Owners, where the Owners are each other’s spouses. The Beneficiary designation must be the surviving spouse, or the spouses named equally. One of the Owners must be the Annuitant. Each Owner must be between 50 and 79 years old at the time of election; or
•One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the Beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Each of the Annuitant and the Contingent Annuitant must be between 50 and 79 years old at the time of election.
Remaining Designated Life: A Remaining Designated Life must be a natural person and must have been listed as one of the spousal designated lives when the benefit was elected. A spousal designated life will become the Remaining Designated Life on the earlier of the death of the first of the spousal designated lives to die or divorce from the other spousal designated life while the benefit is in effect. That said, if a spousal designated life is removed as Owner, Beneficiary, or Annuitant due to divorce, the other spousal designated life becomes the Remaining Designated Life when we receive notice of the divorce, and any other documentation we require, in Good Order. Any new Beneficiary(ies) named by the Remaining Designated Life will not be a spousal designated life.
We do not permit a change of Owner under this benefit, except as follows: (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of Beneficiary designations under this benefit, however if the Beneficiary is changed, the benefit may not be eligible to be continued upon the death of the first designated life. A change in designated lives will result in cancellation of Spousal Highest Daily Lifetime Income v2.1 with HD DB. If the designated lives divorce, Spousal Highest Daily Lifetime Income v2.1 with HD DB may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.
Spousal Highest Daily Lifetime Income v2.1 with HD DB can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime Income v2.1 with HD DB and terminate it, you cannot re-elect it. See “Termination of Existing Benefits and Election of New Benefits” for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect Spousal Highest Daily Lifetime Income v2.1 with HD DB, you lose the guarantees that you had accumulated under your existing benefit, and your guarantees under Spousal Highest Daily Lifetime Income v2.1 with HD DB will be based on your Unadjusted Account Value on the effective date of Spousal Highest Daily Lifetime Income v2.1 with HD DB. You and your financial professional should carefully consider whether terminating your existing benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
If you wish to elect this benefit and you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity’s Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Spousal Highest Daily Lifetime Income v2.1 so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and you cannot re-elect the benefit.
The benefit automatically terminates upon the first to occur of the following:
(i)    upon our receipt of Due Proof of Death of the first designated life who is an Owner (or who is the Annuitant if entity owned), if the Remaining Designated Life elects not to continue the Annuity;
(ii)    upon our receipt of Due Proof of Death of an Owner (or Annuitant if entity owned) if the surviving spouse is not eligible to continue the benefit because such spouse is not a spousal designated life and there is any Unadjusted Account Value on the date of death;
(iii)    upon our receipt of Due Proof of Death of the Remaining Designated Life if a Death Benefit is payable under this benefit;
(iv)    your termination of the benefit;
(v)    your surrender of the Annuity;
(vi)    when annuity payments begin (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount);
(vii)    both the Unadjusted Account Value and Annual Income Amount equal zero due to a withdrawal of Excess Income;
(viii)    you allocate or transfer any portion of your Account Value to any Sub-account(s) to which you are not permitted to electively allocate or transfer Account Value (subject to state law – please see Appendix B for Special Contract Provisions for Annuities Issued in Certain States);* or
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(ix)    you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating a benefit, we will send you written notice and provide you with an opportunity to reallocate amounts to the Permitted Sub-accounts or change your designations, as applicable.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Upon termination of Spousal Highest Daily Lifetime Income v2.1 with HD DB other than upon the death of the Remaining Designated Life or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Unadjusted Account Value falling below the Account Value Floor. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program, transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.
How Spousal Highest Daily Lifetime Income v2.1 with HD DB Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
See “How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” in the discussion of Highest Daily Lifetime Income v2.1 above for information regarding this component of the benefit.
Additional Tax Considerations
Please see “Additional Tax Considerations” under Highest Daily Lifetime Income v2.1 above.
GUARANTEED RETURN OPTION PLUS II (GRO PLUS II)
GRO Plus II is available only for Annuities issued with an application signed prior to January 24, 2011, subject to availability which may vary by firm. Guaranteed Return Option Plus II (GRO Plus II) is a form of “guaranteed minimum accumulation benefit” that guarantees a specified Unadjusted Account Value at one or more dates in the future. If you participate in this benefit, you are subject to the predetermined mathematical formula described below that transfers Account Value between your Sub-accounts and an AST bond portfolio Sub-account.
Under GRO Plus II, we guarantee that on the seventh anniversary of benefit election, and each anniversary thereafter, the Unadjusted Account Value will be not less than the Unadjusted Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent Purchase Payments and withdrawals as detailed below). We refer to this initial guarantee as the “base guarantee.” In addition to the base guarantee, GRO Plus II offers the possibility of an enhanced guarantee. You may “manually” lock in an enhanced guarantee once per “benefit year” (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Unadjusted Account Value on that Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. If you elect to manually lock-in an enhanced guarantee on an anniversary of the effective date of the benefit, that lock-in will not count towards the one elective manual lock-in you may make each benefit year. We guarantee that the Unadjusted Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if your Unadjusted Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Unadjusted Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from “manually” locking-in an enhanced guarantee during the ensuing benefit year. In addition, the fact that you “manually” locked in an enhanced guarantee does not preclude the possibility of an automatic enhanced guarantee on the subsequent benefit anniversary. Please note that upon creation of a new enhanced guarantee, an immediate transfer to an AST bond portfolio Sub-account (which is used as part of this benefit) may occur depending on the discount rate (as described below) used to determine the present value of each of your guarantees. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account (which is used as part of this benefit) with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your most recent allocation instructions, and if none exist, then pro rata to your variable Sub-accounts (see below “Key Feature – Allocation of Unadjusted Account Value”). Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years prior to the Latest Annuity Date (please see “Annuity Options” for further information). This also applies to a new Owner who has acquired the Annuity from the original Owner.
In this section, we refer to a date on which the Unadjusted Account Value is guaranteed to be present as the “Maturity Date”. If the Account Value on the Maturity Date is less than the guaranteed amount, we will contribute funds from our general account to bring your Unadjusted Account
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Value up to the guaranteed amount. If the Maturity Date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocation instructions, which means: a) the Custom Portfolio Program or, b) if you are not participating in this program, then such amounts will be allocated to your Sub-accounts on a pro rata basis. Regardless of whether we need to contribute funds at the end of a Guarantee Period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee in accordance with your most recent allocation instructions, which means: a) the Custom Portfolio Program or, b) if you are not participating in this program, then such amounts will be allocated to your Sub-accounts on a pro rata basis. If the former (i.e., an asset allocation program), your Unadjusted Account Value will be transferred according to the program.
Any addition or transferred amount may be subsequently re-allocated based on the predetermined mathematical formula described below.
The guarantees provided by the benefit exist only on the applicable Maturity Date(s). However, due to the ongoing monitoring of your Unadjusted Account Value, and the transfer of Unadjusted Account Value to support your future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (including any associated Purchase Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 3, 2011 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2012 would increase the base guarantee amount to $130,000.
If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Unadjusted Account Value immediately prior to the withdrawal.
If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).
EXAMPLE
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.
Assume the following:
•The Issue Date is December 1, 2010
•The benefit is elected on December 1, 2010
•The Unadjusted Account Value on December 1, 2010 is $200,000, which results in a base guarantee of $200,000
•An enhanced guarantee amount of $350,000 is locked in on December 1, 2011
•The Unadjusted Account Value immediately prior to the withdrawal is equal to $380,000
•for purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Charge free withdrawal provision if the withdrawal was within the CDSC period, and would be inapplicable to the C Series)
If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio of the total withdrawal amount to the Unadjusted Account Value just prior to the withdrawal being taken.
Here is the calculation (figures are rounded):

Withdrawal Amount	$50,000
Divided by Unadjusted Account Value before withdrawal	$380,000
Equals ratio	13.16%
All guarantees will be reduced by the above ratio (13.16%).
Base guarantee amount	$173,680
Enhanced guarantee amount	$303,940
Key Feature – Allocation of Unadjusted Account Value For GRO Plus II (and Highest Daily GRO II, if elected prior to July 16, 2010)
We limit the Sub-accounts to which you may allocate Unadjusted Account Value if you elect GRO Plus II or Highest Daily GRO II (HD GRO II) (see below for information pertaining to HD GRO II). For purposes of these benefits, we refer to those permitted Investment Options (other than the required bond portfolio Sub-accounts discussed below) as the “Permitted Sub-accounts.”
GRO Plus II and HD GRO II use a predetermined mathematical formula to help us manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect GRO Plus II and HD GRO II and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under GRO Plus II and HD GRO II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Unadjusted Account Value, by transferring them to a more stable option (i.e., one or more specified bond Portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond Portfolios collectively
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as the “AST bond portfolio Sub-accounts”. The formula also contemplates the transfer of Unadjusted Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. Because these restrictions and the use of the formula lessen the likelihood that your Unadjusted Account Value will be reduced below the base and/or enhanced guarantee(s), they also reduce the likelihood that we will make any payments under this benefit. They may also limit your upside potential for growth. The formula is set forth in Appendix G of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled “Investment Options.” In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudential.com.
For purposes of operating the GRO Plus II formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new Guarantee Periods that are created under this benefit (and the Highest Daily GRO II benefit). If you have elected GRO Plus II or HD GRO II, you may have Unadjusted Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Unadjusted Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST Bond Portfolio Sub-account to which Unadjusted Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the formula applicable to you under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made. Please note that upon creation of a new enhanced guarantee, an immediate transfer to the AST Bond Portfolio Sub-account associated with the “current liability” may occur, depending on the discount rate (as described in the next paragraph) used to determine the present value of each of your guarantees. As such, a low discount rate could cause a transfer of Unadjusted Account Value into an AST bond portfolio Sub-account, despite the fact that your Unadjusted Account Value had increased.
In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Unadjusted Account Value held within the AST bond portfolio Sub-account and to your Unadjusted Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Unadjusted Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.
The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Unadjusted Account Value being allocated to the AST bond portfolio Sub-account (“90% cap”). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Unadjusted Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Unadjusted Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Unadjusted Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Unadjusted Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Unadjusted Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Unadjusted Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Unadjusted Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).
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For example,
•March 17, 2011 – a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
•March 18, 2011 – you make an additional Purchase Payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 17, 2011.
•On March 18, 2011 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).
•Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).
Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Unadjusted Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Unadjusted Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Unadjusted Account Value may be allocated to the AST bond portfolio Sub-accounts.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Unadjusted Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
•The difference between your Unadjusted Account Value and your guarantee amount(s);
•The amount of time until the maturity of your guarantee(s);
•The amount invested in, and the performance of, the Permitted Sub-accounts;
•The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
•The discount rate used to determine the present value of your guarantee(s);
•Additional Purchase Payments, if any, that you make to the Annuity; and
•Withdrawals, if any, taken from the Annuity.
Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Unadjusted Account Value may be higher at the beginning of the market recovery, e.g. more of the Unadjusted Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.
Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
GRO Plus II is available only for Annuities issued with an application signed prior to January 24, 2011, subject to availability which may vary by firm. GRO Plus II can be elected on any Valuation Day as long as the benefit is available, provided that your Unadjusted Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. You may elect GRO Plus II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election. GRO Plus II is not available if you participate in any other optional living benefit. However, GRO Plus II may be elected together with any optional death benefit.
GRO Plus II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Unadjusted Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus II will no longer provide any guarantees. The charge for the GRO Plus II benefit will no longer be deducted from your Unadjusted Account Value upon termination of the benefit.
If you elect this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Investment Options and (ii) invest the proceeds of those sales in the permitted Investment Options that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
If you wish, you may cancel the GRO Plus II benefit. You may also cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation, you may elect any other currently available living benefit on any Valuation Day after you have cancelled the GRO Plus II benefit,
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provided that your Unadjusted Account Value is allocated in a manner permitted with that new benefit and that you otherwise meet our eligibility rules. Upon cancellation of the GRO Plus II benefit, any Unadjusted Account Value allocated to the AST bond portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations). Upon your re-election of GRO Plus II, Unadjusted Account Value may be transferred between the AST bond portfolio Sub-accounts and the Permitted Sub-accounts according to the predetermined mathematical formula (see “Key Feature – Allocation of Unadjusted Account Value” above for more details). You also should be aware that upon cancellation of the GRO Plus II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current Unadjusted Account Value at benefit effectiveness. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus II benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the GRO Plus II benefit provided that the benefit you are looking to elect is available at that time and on a post-issue basis.
Special Considerations Under GRO Plus II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:
•Upon inception of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of this prospectus. No Market Value Adjustment Options may be in effect as of the date that you elect to participate in the benefit, nor may you add such allocations after you have acquired the benefit.
•Transfers as dictated by the formula will not count toward the maximum number of free transfers allowable under the Annuity.
•Any amounts applied to your Unadjusted Account Value by us on a Maturity Date will not be treated as “investment in the contract” for income tax purposes.
•Only systematic withdrawal programs in which amounts withdrawn are being taken on a pro rata basis from your Annuity’s Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Unadjusted Account Value) will be permitted if you participate in GRO Plus II. Thus, you may not elect GRO Plus II so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata. Similarly, if you currently participate in GRO Plus II, we will allow you to add a systematic withdrawal program only if withdrawals under the program are to be taken pro rata.
•As the time remaining until the applicable Maturity Date(s) gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
Charges under the Benefit
We deduct an annualized charge equal to 0.60% of the daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the GRO Plus II benefit. The annualized charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a Maturity Date is less than the amount guaranteed and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
HIGHEST DAILY® GUARANTEED RETURN OPTION II (HD GRO II)
HD GRO II is available only for Annuities issued with an application signed prior to January 24, 2011, subject to availability which may vary by firm. Highest Daily Guaranteed Return Option II (HD GRO II) is a form of “guaranteed minimum accumulation benefit” that guarantees a specified Account Value at one or more dates in the future. If you participate in this benefit, you are subject to a predetermined mathematical formula that transfers Account Value between your Sub-accounts and an AST bond portfolio Sub-account.
HD GRO II creates a series of separate guarantees, each of which is based on the highest Unadjusted Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Unadjusted Account Value is guaranteed as the “Maturity Date” for that guarantee. HD GRO II will not create a guarantee if the Maturity Date of that guarantee would extend beyond the Latest Annuity Date. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.
The guarantees provided by the benefit exist only on the applicable Maturity Date(s). However, due to the ongoing monitoring of your Unadjusted Account Value, and the transfer of Unadjusted Account Value to support your future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
The initial guarantee is created on the day that the HD GRO II benefit is added to your Annuity. We guarantee that your Unadjusted Account Value on the tenth anniversary of that day (we refer to each such anniversary as a “benefit anniversary”) will not be less than your Unadjusted Account Value on the day that the HD GRO II benefit was added or re-added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Unadjusted Account Value that occurred between the date of that benefit anniversary and the date on which HD GRO II was added to your Annuity. We guarantee that your Unadjusted Account Value ten years after that benefit anniversary will be no less than the highest daily Unadjusted Account Value (adjusted for Purchase Payments and withdrawals, as described below) that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Unadjusted Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 6, 2011, we would create a guarantee on January 6 of each subsequent year. For example, we would create a guarantee on January 6,
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2015 based on the highest Unadjusted Account Value occurring between January 6, 2011 and January 6, 2015, and that guarantee would mature on January 6, 2025. As described below, we adjust each of the guarantee amounts for Purchase Payments (and any associated Purchase Credits) and withdrawals.
If the Unadjusted Account Value on the Maturity Date is less than the guaranteed amount, we will contribute funds from our general account to bring your Unadjusted Account Value up to the guaranteed amount. If the Maturity Date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocations instructions. Regardless of whether we need to contribute funds at the end of a Guarantee Period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is either (1) being allocated according to an asset allocation program or (2) at that time allocated entirely to an AST bond portfolio Sub-account. If the former (i.e., an asset allocation program), your Unadjusted Account Value will be transferred according to the program. If the latter (i.e., an AST bond portfolio Sub-account), then your Unadjusted Account Value will be transferred to the Sub-accounts permitted with this benefit according to your most recent allocation instructions. Any addition or transferred amount may subsequently be re-allocated based on the predetermined mathematical formula described below.
We increase the amount of each guarantee that has not yet reached its Maturity Date, as well as the highest daily Unadjusted Account Value that we calculate to establish a guarantee, by the amount of each subsequent Purchase Payment (including any associated Purchase Credits) made prior to the applicable Maturity Date. For example, if the effective date of the benefit was January 4, 2011, and there was an initial guaranteed amount that was set at $100,000 maturing January 4, 2021, and a second guaranteed amount that was set at $120,000 maturing January 4, 2022, then a $30,000 Purchase Payment made on March 30, 2012 would increase the guaranteed amounts to $130,000 and $150,000, respectively.
If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Unadjusted Account Value immediately prior to the withdrawal.
If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).
EXAMPLE
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.
Assume the following:
•The Issue Date is December 1, 2010
•The benefit is elected on December 1, 2010
•The Unadjusted Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000
•An additional guarantee amount of $350,000 is locked in on December 1, 2011
•The Unadjusted Account Value immediately prior to the withdrawal is equal to $380,000
•for purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Charge free withdrawal provision if the withdrawal was within the CDSC period, and would be inapplicable to the C Series)
If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio of the total withdrawal amount to the Unadjusted Account Value just prior to the withdrawal being taken.
Here is the calculation (figures are rounded):

Withdrawal Amount	$50,000
Divided by Unadjusted Account Value before withdrawal	$380,000
Equals ratio	13.16%
All guarantees will be reduced by the above ratio (13.16%)
Initial guarantee amount	$173,680
Additional guarantee amount	$303,940
Key Feature – Allocation of Unadjusted Account Value
We limit the Sub-accounts to which you may allocate Unadjusted Account Value if you elect HD GRO II. For purposes of this benefit, we refer to those permitted investment options (other than the AST bond portfolio used with this benefit) as the “Permitted Sub-accounts”.
HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect the benefit and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Unadjusted Account Value, by transferring it to a more stable option (i.e., one or more specified bond Portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond Portfolios collectively as the “AST bond portfolio Sub-accounts”. The formula
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also contemplates the transfer of Unadjusted Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. Because these restrictions and the use of the formula lessen the likelihood that your Unadjusted Account Value will be reduced below the base and/or enhanced guarantee(s), they also reduce the likelihood that we will make any payments under this benefit. They may also limit your upside potential for growth. The formula is set forth in Appendix I of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled “Investment Options.” In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudential.com.
For purposes of operating the HD GRO II formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Unadjusted Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO II, you may have Unadjusted Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Unadjusted Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Unadjusted Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the applicable formula under the benefit determines which AST bond portfolio Sub-account your Unadjusted Account Value is transferred to, and under what circumstances a transfer is made.
In general, the formula works as follows. Under the formula, Unadjusted Account Value will transfer between the “Permitted Sub-accounts” and an AST bond portfolio Sub-account when dictated by the predetermined mathematical formula. On each Valuation Day, including the effective date of the benefit, the predetermined mathematical formula is used to compare your Unadjusted Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Unadjusted Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the “Projected Future Guarantee.” The “Projected Future Guarantee” is an amount equal to the highest Unadjusted Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO II) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed guarantee period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Unadjusted Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed guarantee period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the seven bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.
For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Unadjusted Account Value held within the AST bond portfolio Sub-account and to your Unadjusted Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Unadjusted Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.
The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Unadjusted Account Value being allocated to the AST bond portfolio Sub-account (“90% cap”). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Unadjusted Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Unadjusted Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature). At no time will the formula make a transfer to the AST bond portfolio Sub-account that
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results in greater than 90% of your Unadjusted Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Unadjusted Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Unadjusted Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Unadjusted Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Unadjusted Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).
For example,
•March 17, 2011 – a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
•March 18, 2011 – you make an additional Purchase Payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 17, 2011.
•On March 18, 2011 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).
•Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).
Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Unadjusted Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Unadjusted Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Unadjusted Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Unadjusted Account Value may be allocated to the AST bond portfolio Sub-accounts.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Unadjusted Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
•The difference between your Unadjusted Account Value and your guarantee amount(s);
•The amount of time until the maturity of your guarantee(s);
•The amount invested in, and the performance of, the Permitted Sub-accounts;
•The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
•The discount rate used to determine the present value of your guarantee(s);
•Additional Purchase Payments, if any, that you make to the Annuity; and
•Withdrawals, if any, taken from the Annuity.
Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Unadjusted Account Value may be higher at the beginning of the market recovery, e.g. more of the Unadjusted Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Unadjusted Account Value to or from the AST bond portfolio Sub-accounts.
Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
HD GRO II is available only for Annuities issued with an application signed prior to January 24, 2011, subject to availability which may vary by firm. HD GRO II can be elected on any Valuation Day as long as the benefit is available, provided that your Unadjusted Account Value is allocated in a manner permitted with the benefit and you otherwise meet our eligibility requirements. You may elect HD GRO II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election. If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect HD GRO II. However you will lose all guarantees that you had accumulated under the previous benefit. The initial guarantee under HD GRO II will be based on your current Unadjusted Account Value at the time the new benefit becomes effective on your Annuity. HD GRO II is not available if you participate in any other living benefit. However, HD GRO II may be elected together with any optional death benefit.
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HD GRO II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned Annuity), unless the Annuity is continued by the surviving spouse; (b) as of the date Unadjusted Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, HD GRO II will no longer provide any guarantees. The charge for the HD GRO II benefit will no longer be deducted from your Unadjusted Account Value upon termination of the benefit.
If you elect this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Investment Options and (ii) invest the proceeds of those sales in the permitted Investment Options that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Permitted Sub-accounts will remain exposed to investment risk, as is the case generally. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
If you wish, you may cancel the HD GRO II benefit. You may then elect any other currently available living benefit on any Valuation Day after you have cancelled the HD GRO II benefit, provided that your Unadjusted Account Value is allocated in the manner permitted with that new benefit and you otherwise meet our eligibility requirements. Upon cancellation of the HD GRO II benefit, any Unadjusted Account Value allocated to the AST bond portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations). Upon your re-election of HD GRO II, Unadjusted Account Value may be transferred between the AST bond portfolio Sub-accounts and the other Sub-accounts according to the predetermined mathematical formula (see “Key Feature – Allocation of Unadjusted Account Value” section for more details). You also should be aware that upon cancellation of the HD GRO II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current Unadjusted Account Value at the time the new benefit becomes effective. The benefit you elect or re-elect may be more expensive than the benefit you cancel.
Special Considerations Under HD GRO II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:
•Upon inception of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section.
•Transfers as dictated by the formula will not count toward the maximum number of free transfers allowable under the Annuity.
•Any amounts applied to your Unadjusted Account Value by us on a Maturity Date will not be treated as “investment in the contract” for income tax purposes.
•As the time remaining until the applicable Maturity Date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
•Only systematic withdrawal programs in which amounts withdrawn are being taken on a pro rata basis from your Annuity’s Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Unadjusted Account Value) will be permitted if you participate in HD GRO II. Thus, you may not elect HD GRO II so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata. Similarly, if you currently participate in HD GRO II, we will allow you to add a systematic withdrawal program only if withdrawals under the program are to be taken pro rata.
Charges under the Benefit
We deduct an annualized charge equal to 0.60% of the daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the HD GRO II benefit. The annualized charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the Maturity Date is less than the amount guaranteed and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.

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DEATH BENEFITS
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
Each Annuity provides a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death if there is no Contingent Annuitant. Generally, if a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent”.
Where an Annuity is issued to a trust and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person.  At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant.  You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant.  We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either joint Annuitants during the Accumulation Period or Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code.  If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable.  The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below.  Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value may be reduced by the Total Insurance Charge and may be subject to Sub-account fluctuations.  If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary or Beneficiaries as described in the “Death Benefits” section of this prospectus.  See the “Death Benefits” section for information on the amount payable if the Annuitant predeceases the non-Annuitant grantor.
We determine the amount of the Death Benefit as of the date we receive “Due Proof of Death.” Due Proof of Death can be met only if each of the following is submitted to us in Good Order: (a) a death certificate or similar documentation acceptable to us (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds and (c) any applicable election of the method of payment of the death benefit by at least one Beneficiary (if not previously elected by the Owner). We must be made aware of the entire universe of eligible Beneficiaries in order for us to have received Due Proof of Death. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus (e.g., distribution of the entire interest in the Annuity within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the Beneficiary – see “Payment of Death Benefits” below).
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the AST Government Money Market Sub-account. However, between the date of death and the date that we transfer any remaining Death Benefit to the AST Government Money Market Sub-account, the amount of the Death Benefit may be impacted by the Insurance Charge and may be subject to Sub-account fluctuations.
No Death Benefit will be payable if the Annuity terminates because your Unadjusted Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).
EXCEPTIONS TO AMOUNT OF DEATH BENEFIT
There are certain exceptions to the amount of the Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Unadjusted Account Value on the date we receive Due Proof of Death (i.e., we would not pay the minimum Death Benefit or any Death Benefit in connection with an optional living benefit).
Death Benefit Suspension Period. You also should be aware that there is a Death Benefit suspension period. If the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter), any Death Benefit (including the Minimum Death Benefit, any optional Death Benefit, Highest Daily Lifetime Income v2.1 with HD DB, Spousal Highest Daily Lifetime Income v2.1 with HD DB, Highest Daily Lifetime Income 2.0 with HD DB and Spousal Highest Daily Lifetime Income 2.0 with HD DB) that applies will be suspended for a two year period starting from the date that person first became Owner or Annuitant. This suspension would not apply if the ownership or annuitant change was the result of Spousal Continuation or death of the prior Owner or Annuitant. While the two year suspension is in effect, any applicable charge will continue to apply but the Death Benefit amount will equal the Unadjusted Account Value, less any Purchase Credits granted during the period beginning 12 months prior to decedent’s date of death and ending on the date we receive Due Proof of Death with respect to the X Series. Thus, if you had elected an Optional Death benefit, Highest Daily Lifetime Income v2.1 with HD DB, Spousal Highest Daily Lifetime Income v2.1 with HD DB, Highest Daily Lifetime Income 2.0 with HD DB or Spousal Highest Daily Lifetime Income 2.0 with HD DB, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit, Highest Daily Lifetime Income v2.1 with HD DB, Spousal Highest Daily Lifetime Income v2.1 with HD DB, Highest Daily Lifetime Income 2.0 with HD DB or Spousal Highest Daily Lifetime Income 2.0 with HD DB even though during the suspension period
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your Death Benefit would be limited to the Unadjusted Account Value. After the two-year suspension period is completed the Death Benefit is the same as if the suspension period had not been in force. See “Change of Owner, Annuitant and Beneficiary Designations” in “Managing Your Annuity” with regard to changes of Owner or Annuitant that are allowable.
Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.
MINIMUM DEATH BENEFIT
Each Annuity provides a minimum Death Benefit at no additional charge. The amount of the minimum Death Benefit is equal to the greater of:
•The sum of all Purchase Payments you have made since the Issue Date of the Annuity (excluding any Purchase Credits) until the date of Due Proof of Death, reduced proportionally by the ratio of the amount of any withdrawal to the Account Value immediately prior to the withdrawal; AND
•Your Unadjusted Account Value (less the amount of any Purchase Credits applied during the period beginning 12-months prior to the decedent's date of death, and ending on the date we receive Due Proof of Death with respect to the X Series).
SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death of either spousal Owner, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment. The Unadjusted Account Value as of the date of Due Proof of Death will be equal to the Death Benefit that would have been payable. Any amount added to the Unadjusted Account Value will be allocated to the Sub-accounts (if you participate in an optional living benefit, such amount will not be directly added to the AST Investment Bond Sub-account used by the benefit, but may be reallocated by the predetermined mathematical formula on the same day). No CDSC will apply to Purchase Payments made prior to the effective date of a spousal continuance. However, any additional Purchase Payments applied after the date the continuance is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.
Subsequent to spousal continuation, the basic Death Benefit will be equal to the greater of:
•The Unadjusted Account Value on the effective date of the spousal continuance, plus all Purchase Payments you have made since the spousal continuance (excluding any Purchase Credits) until the date of Due Proof of Death, reduced proportionally by the ratio of the amount of any withdrawal to the Account Value immediately prior to the withdrawal; and
•The Unadjusted Account Value on Due Proof of Death of the surviving spouse (less the amount of any Purchase Credits applied during the period beginning 12-months prior to the decedent's date of death, and ending on the date we receive Due Proof of Death with respect to the X Series).
With respect to Highest Daily Lifetime Income v2.1 with HD DB, Highest Daily Lifetime Income 2.0 with HD DB, Spousal Highest Daily Lifetime Income v2.1 with HD DB and Spousal Highest Daily Lifetime Income 2.0 with HD DB:
•If the Highest Daily Death Benefit is not payable upon the death of a Spousal Designated Life, and the Remaining Designated Life chooses to continue the Annuity, the benefit will remain in force unless we are instructed otherwise.
•If a Death Benefit is not payable upon the death of a Spousal Designated Life (e.g., if the first of the Spousal Designated Lives to die is the Beneficiary but not an Owner), the benefit will remain in force unless we are instructed otherwise.
Spousal continuation is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a custodial account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (“Custodial Account”) and, on the date of the Annuitant's death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the Beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.
Any Optional Death Benefit in effect at the time the first of the spouses dies will continue only if spousal assumption occurs prior to the Death Benefit Target Date and prior to the assuming spouse’s 80th birthday. If spousal assumption occurs after the Death Benefit Target Date (or the 80th birthday of the assuming spouse), then any Optional Death Benefit will terminate as of the date of spousal assumption. In that event, the assuming spouse’s Death Benefit will equal the basic Death Benefit.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date. However, upon such a spousal continuance, annuity payments would begin immediately.
A surviving spouse’s ability to continue ownership of the Annuity may be impacted by the Defense of Marriage Act (see “Managing Your Annuity – Spousal Designations”). Please consult your tax or legal adviser for more information about such impact in your state.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuities Owned By Individuals (Not Associated With Tax-Favored Plans)
Except in the case of a spousal continuation as described above, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least
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as rapidly as under the method of distribution being used as of the date of death. In the event of the decedent's death before the Annuity Date, the Death Benefit must be distributed:
•within five (5) years of the date of death (the “5 Year Deadline”); or
•as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed:
•as a lump sum payment; or
•as a series of required distributions under the Beneficiary Continuation Option as described below in the section entitled “Beneficiary Continuation Option”, unless you have made an election prior to Death Benefit proceeds becoming due.
Alternative Death Benefit Payment Options - Contracts Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.
For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
•If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” ”Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill beneficiaries (as specified by the Code) and any beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated beneficiary is an eligible designated beneficiary shall be made as of the date of your death.
•If the eligible designated Beneficiary does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached age 72, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner.
•If you die before a designated Beneficiary is named, and your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:
•If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in either a lump sum, by December 31st of the year that includes five year anniversary of the date of death,
•If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.
•Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.
For more information, see “Tax Considerations.” You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
Designated Beneficiaries may be eligible for the IRA Beneficiary Continuation Option; however, distribution periods may be limited by applicable tax law as stated above. Beneficiaries should consult a professional tax advisor about the federal income tax consequences of distribution options.
BENEFICIARY CONTINUATION OPTION
Instead of receiving the Death Benefit in a single payment, or under an Annuity Option, a Beneficiary may take the Death Benefit under an alternative Death Benefit payment option, as provided by the Code and described above under the sections entitled “Payment of Death Benefits” and “Alternative Death Benefit Payment Options – Annuities Held by Tax-Favored Plans”. This “Beneficiary Continuation Option” is described
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below and is available for both qualified Annuities (i.e. annuities sold to an IRA, Roth IRA, SEP IRA, or 403(b)), Beneficiary Annuities and non-qualified Annuities. This option is different from the “Beneficiary Annuity”, because the Beneficiary Continuation Option is a death benefit payout option used explicitly for annuities issued by a Prudential affiliate.
Under the Beneficiary Continuation Option:
•The Beneficiary must apply at least $15,000 to the Beneficiary Continuation Option (thus, the Death Benefit amount payable to each Beneficiary must be at least $15,000).
•The Annuity will be continued in the Owner's name, for the benefit of the Beneficiary.
•Beginning on the date we receive an election by the Beneficiary to take the Death Benefit in a form other than a lump sum, the Beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the assets allocated to the Sub-accounts. The charge is 1.00% per year.
•Beginning on the date we receive an election by the Beneficiary to take the Death Benefit in a form other than a lump sum, the Beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Unadjusted Account Value. The fee will only apply if the Unadjusted Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
•The initial Account Value will be equal to any Death Benefit (including any optional Death Benefit in connection with an optional living benefit) that would have been payable to the Beneficiary if the Beneficiary had taken a lump sum distribution.
•The available Sub-accounts will be among those available to the Owner at the time of death, however certain Sub-accounts may not be available.
•The Beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
•No Market Value Adjustment Options will be offered for Beneficiary Continuation Options.
•No additional Purchase Payments can be applied to the Annuity. Multiple death benefits cannot be combined in a single Beneficiary Continuation Option.
•The basic Death Benefit and any optional benefits elected by the Owner will no longer apply to the Beneficiary.
•The Beneficiary can request a withdrawal of all or a portion of the Account Value at any time, unless the Beneficiary Continuation Option was the payout predetermined by the Owner and the Owner restricted the Beneficiary's withdrawal rights.
•Withdrawals are not subject to CDSC.
•Upon the death of the Beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the Beneficiary (successor), unless the successor chooses to continue receiving payments through a Beneficiary Continuation Option established for the successor. However, the distributions will continue to be based on the Key Life of the Beneficiary Continuation Option the successor received the death benefit proceeds from.
•If the Beneficiary elects to receive the death benefit proceeds under the Beneficiary Continuation Option, we must receive the election in Good Order at least 14 days prior to the first required distribution. If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.
We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in the Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a Beneficiary under the Beneficiary Continuation Option.

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VALUING YOUR INVESTMENT
VALUING THE SUB-ACCOUNTS
When you allocate Account Value to a Sub-account, you are purchasing Units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuates with the Sub-account fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, and if you elected one or more optional benefits whose annualized charge is deducted daily, the additional charge for such benefits.
Each Valuation Day, we determine the price for a Unit of each Sub-account, called the “Unit Price” or Unit Value. The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity.
Example
Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79 and the Unit Price of the new Sub-account is $17.83. To transfer $3,000, we redeem 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.
PROCESSING AND VALUING TRANSACTIONS
Pruco Life is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Generally, financial transactions requested in Good Order before the close of regular trading on the NYSE will be processed according to the value next determined following the close of business. Financial transactions requested on a non-business day or after the close of regular trading on the NYSE will be processed based on the value next computed on the next Valuation Day.
We will not process any financial transactions involving purchase or redemption orders on days the NYSE is closed. Pruco Life will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
•trading on the NYSE is restricted;
•an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or
•the SEC, by order, permits the suspension or postponement for the protection of security holders.
In certain circumstances, we may need to correct the processing of an order. In such circumstances, we may incur a loss or receive a gain depending upon the price of the security when the order was executed and the price of the security when the order is corrected. With respect to any gain that may result from such order correction, we will retain any such gain as additional compensation for these correction services.
Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive the Purchase Payment in Good Order at our Service Office. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Purchase Credit with respect to the X Series) and issue an Annuity within two (2) Valuation Days.
With respect to your initial Purchase Payment and any additional purchase payments pending investment in our Separate Account, we may hold the amount temporarily in a suspense account and we may earn interest on such amount. You will not be credited with interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. Also, the Purchase Payment will not be reduced nor increased due to Sub-account fluctuations during that period.
As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. These arrangements are subject to a number of regulatory requirements, including that customer funds will be deposited in a segregated bank account and held by the insurer until such time that the insurer is notified of the firm’s principal approval and is provided with the application, or is notified of the firm principal’s rejection. In addition, the insurer must promptly return the customer's funds at the customer's request prior to the firm's principal approval or upon the firm's rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. Contract owners will not be credited with any interest earned on amounts held in that suspense account. The monies in such suspense account may be subject to claims of our general creditors.
Additional Purchase Payments: We will apply any additional Purchase Payments (and any associated Purchase Credit with respect to the X Series) as of the Valuation Day that we receive the Purchase Payment at our Service Office in Good Order. We may limit, restrict, suspend or reject any additional Purchase Payments at any time, on a non-discriminatory basis. See “Additional Purchase Payments” under “Purchasing Your
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Annuity” earlier in this prospectus. With respect to your Additional Purchase Payments that are pending investment in our Separate Account, we may hold the amount temporarily in a suspense account and we may earn interest on such amount. You will not be credited with interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. Also, the Purchase Payment will not be reduced nor increased due to Sub-account fluctuations during that period.
Scheduled Transactions: Scheduled transactions include transfers under Dollar Cost Averaging, the Asset Allocation Program, Auto Rebalancing, Systematic Withdrawals, Systematic Investments, Required Minimum Distributions, substantially equal periodic payments under section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to Required Minimum Distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.
In addition, if: you are taking your Annual Income Amount through our systematic withdrawal program; and the scheduled day is not a Valuation Day; and the next Valuation Day will occur in a new contract year, the transaction will be processed and valued on the prior Valuation Day.
Unscheduled Transactions: “Unscheduled” transactions include any other non-scheduled transfers and requests for partial withdrawals or Charge free withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner's signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the financial professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in Good Order, and will process the transaction in accordance with the discussion in “Processing And Valuing Transactions”.
Medically-Related Surrenders & Death Benefits: Medically-Related Surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Service Office in Good Order all supporting documentation we require for such transactions.
We generally pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in Good Order at our Service Office.
Change in Daily Asset-Based Charges: After the 9th Annuity year, your Annuity will become subject to a lower daily asset-based charge. We will process a transaction where your Account Value allocated to the Sub-accounts will be used to purchase new Units of the same Sub-accounts that reflect the decreased Insurance Charge (and the charge for any optional benefits you have elected). The number of Units attributed to your Annuity will be decreased and the Unit Price of each unit of the Sub-accounts in which you invested will be increased. The adjustment in the number of units and unit price will not affect your Account Value at the time that the transaction is processed. However, beginning on that date, your Account Value will be determined based on the change in the value of Units that reflect the decreased Insurance Charge and any other optional benefits that you have elected.
Termination of Optional Benefits: In general, if an optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. However, for the Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income or Highest Daily Lifetime 6 Plus Suite of benefits, if the benefit terminates for any reason other than death or annuitization, we will deduct a final charge upon termination, based on the number of days since the charge for the benefit was most recently deducted. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different charge.
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TAX CONSIDERATIONS
The tax considerations associated with an Annuity vary depending on whether the Annuity is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of Annuities below. The discussion is general in nature and describes only federal income tax law (not state, local, foreign or other federal tax laws). It is based on current law and interpretations which may change. The information provided is not intended as tax advice. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. Generally, the cost basis in an Annuity is the amount you pay into your Annuity, or into an annuity exchanged for your Annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for tax-favored retirement plans, which is the responsibility of the Owner.
On advisory products, you may establish an advisory fee deduction program for a qualified or non-qualified Annuity with no living benefit such that charges for investment advisory fees are not taxable to the Annuity Owner. Please note that there are additional requirements that must be satisfied in order for investment advisory fee charges paid from a non-qualified Annuity to be treated as not taxable. Advisory fee deduction programs are not permitted if the Annuity is commission based or has a living benefit. Charges for investment advisory fees that are taken from a qualified or non-qualified Annuity with a living benefit are treated as a partial withdrawal from the Annuity and will be tax reported as such to the Annuity Owner.
The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued under the Beneficiary Continuation Option or as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for a Nonqualified Annuity and Required Distributions Upon Your Death for Qualified Annuities sections below.
NONQUALIFIED ANNUITIES
In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.
Taxes Payable by You
We believe the Annuity is an Annuity for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the Annuity. Generally, an Annuity issued by the same company (and affiliates) to you during the same calendar year must be treated as one Annuity for purposes of determining the amount subject to tax under the rules described below. We treat advisory fee payments as an expense of the Annuity and not a taxable distribution if your non-qualified Annuity satisfies the requirements of a Private Letter Ruling issued to us by the Internal Revenue Services (“IRS”). In accordance with the PLR, advisory fee payments from your non-qualified Annuity are treated as an expense as long as your advisor attests to Prudential that the PLR requirements have been met, including that the advisory fees will not exceed 1.5% of the Annuity’s cash value and the Annuity only pays the advisor for fees related to investment advice and no other services. The PLR does not generally allow such favorable tax treatment of advisory fee payments where a commission is also paid on the Annuity.
It is possible that the IRS could assert that some or all of the charges for the optional living or death benefits under the Annuity should be treated for federal income tax purposes as a partial withdrawal from the Annuity. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable income to the extent there are earnings in the Annuity. Additionally, for Owners under age 59½, the taxable income attributable to the charge for the benefit could be subject to a 10% additional tax. If the IRS determines that the charges for one or more benefits under the Annuity are taxable withdrawals, then the sole or surviving Owner will be provided with a notice from us describing available alternatives regarding these benefits.
Taxes on Withdrawals and Surrender Before Annuity Payments Begin
If you make a withdrawal from your Annuity or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of cost basis, until all gain has been withdrawn. At any time there is no gain in your Annuity, payments will be treated as a nontaxable return of cost basis until all cost basis has been returned. After all cost basis is returned, all subsequent amounts will be taxed as ordinary income. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
You will generally be taxed on any withdrawals from the Annuity while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your Annuity as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge. If you transfer your Annuity for less than full consideration, such as by gift, you will also trigger tax on any gain in the Annuity. This rule does not apply if you transfer the Annuity to your spouse or under most circumstances if you transfer the Annuity incident to divorce.
If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the Annuity to income tax.
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Taxes on Annuity Payments
If you select an annuity payment option as described in the Access to Account Value section earlier in this prospectus, a portion of each annuity payment you receive will be treated as a partial return of your cost basis and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your cost basis (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Annuity. After the full amount of your cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your cost basis has been recovered, a tax deduction may be allowed for the unrecovered amount. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed cost basis in the Annuity and the total value of the anticipated future payments until such time as all cost basis has been recovered.
Maximum Annuity Date
You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Please refer to your Annuity contract for the maximum Annuity Date.
Partial Annuitization
We do not currently permit partial annuitization.
Medicare Tax on Net Investment Income
The Code includes a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all others, and approximately $12,750 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the Annuity will be considered investment income for purposes of this surtax.
10% Additional Tax for Early Withdrawal from a Nonqualified Annuity
You may owe a 10% additional tax on the taxable part of distributions received from your Nonqualified Annuity before you attain age 59½. Amounts are not subject to this additional tax if:
•the amount is paid on or after you reach age 59½;
•the amount is paid on or after your death (or the death of the Annuitant when the owner is not an individual);
•the amount received is attributable to your becoming disabled (as defined in the Code);
•generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59½ or five years and modification of payments during that time period will result in retroactive application of the 10% additional tax); or
•the amount received is paid under an immediate Annuity (within the meaning of the Code) and the annuity start date is no more than one year from the date of purchase (the first monthly annuity payment being required to be paid within 13 months).
Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Special Rules in Relation to Tax-free Exchanges Under Section 1035
Section 1035 of the Code permits certain tax-free exchanges of a life insurance contract, Annuity or endowment contract for an Annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial exchanges may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% additional tax on pre-age 59½ withdrawals. In Revenue Procedure 2011-38, the IRS indicated that, for partial exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial Annuity or receiving Annuity within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction, as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of the transaction in such cases. We strongly urge you to discuss any partial exchange transaction of this type with your tax adviser before proceeding with the transaction.
If an Annuity is purchased through a tax-free exchange of a life insurance contract, Annuity or endowment contract that was purchased prior to August 14, 1982, then any Purchase Payments made to the original contract prior to August 14, 1982 will be treated as made to the new Annuity prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a return of cost basis first until Purchase Payments made before
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August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
After you elect an Annuity Payout Option, we do not allow you to exchange your Annuity.
Taxes Payable by Beneficiaries for a Nonqualified Annuity
If an Owner dies before the Annuity Date, the Death Benefit distributions are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:
•As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.
•Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted to be paid to Beneficiaries under our Annuity contracts.
•Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.
After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining investment in the contract is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.
Considerations for Contingent Annuitants: We may allow the naming of a contingent Annuitant when a Nonqualified Annuity is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity is held by an entity owner when such Annuities do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.
Reporting and Withholding on Distributions
Amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity payment, we apply default withholding under the applicable tax rules unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and you request a payment be delivered outside the United States or do not provide a U.S. taxpayer identification number, we are required to withhold income tax.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.
Regardless of the amount withheld by us, you are liable for payment of income taxes (including any estimated taxes that may be due) on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
Entity Owners
Where an Annuity is held by a non-natural person (e.g., a corporation, partnership), other than as an agent or nominee for a natural person (or in other limited circumstances), increases in the value of the Annuity over its cost basis will be subject to tax annually.
Where an Annuity is issued to a Charitable Remainder Trust (CRT), increases in the value of the Annuity over its cost basis will be subject to tax reporting annually. As there are charges for the optional living and death benefits described elsewhere in this prospectus, and such charges reduce the contract value of the Annuity, trustees of the CRT should discuss with their legal advisers whether election of such optional living or death benefits violates their fiduciary duty to the remainder beneficiary.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity is generally not considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person, provided that all grantors of the trust are natural persons. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
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Where the Annuity is owned by a grantor trust, the Annuity must be distributed within five years after the date of the first grantor’s death (or the Annuitant’s death in certain instances) under Section 72(s) of the Code. See the “Death Benefits” section for scenarios where a Death Benefit or Surrender Value is payable depending upon the underlying facts.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Annuity Qualification
Diversification And Investor Control. In order to qualify for the tax rules applicable to Annuities described above, the investment assets in the Sub-accounts Nonqualified Annuity must be diversified according to certain rules under the Code. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment, and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the U.S. or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the Portfolios underlying the variable Investment Options of the Annuity meet these diversification requirements.
An additional requirement for qualification for the tax treatment described above is that we, and not you as the Annuity Owner, must have sufficient control over the underlying assets to be treated as the Owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an Annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable Annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the Investment Options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the Investment Options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.
Required Distributions Upon Your Death for a Nonqualified Annuity. Upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the Annuity must be distributed within five years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). If the Beneficiary does not begin installments within one year of the date of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. Your designated Beneficiary is the person to whom benefit rights under the Annuity pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Annuity may be continued with your spouse as the Owner. For Nonqualified Annuities owned by a non-natural person, the required distribution rules generally apply upon the death of the Annuitant. This means that for an Annuity held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.
Changes To Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an Annuity for tax purposes. Any such changes will apply to all Annuity Owners and you will be given notice to the extent feasible under the circumstances.
QUALIFIED ANNUITIES
In general, as used in this prospectus, a Qualified Annuity is an Annuity with applicable endorsements for a tax-favored plan or a Nonqualified Annuity held by a tax-favored retirement plan.
The following is a general discussion of the tax considerations for Qualified Annuities. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your financial professional prior to purchase to confirm if this Annuity is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this Annuity.
A Qualified Annuity may typically be purchased for use in connection with:
•Individual retirement accounts and annuities (IRAs), including inherited IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;
•Roth IRAs, including inherited Roth IRAs (which we refer to as a Beneficiary Roth IRA) under Section 408A of the Code;
•A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);
•H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);
•Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);
•Section 457 plans (subject to 457 of the Code).
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A Nonqualified Annuity may also be purchased by a 401(a) trust, a custodial IRA or a custodial Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.
You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in Annuities. This means that when a tax favored plan invests in an Annuity, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).
Types of Tax-favored Plans
IRAs. The “IRA Disclosure Statement” and “Roth IRA Disclosure Statement” which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (the material terms are summarized in this prospectus and in those Disclosure Statements), the IRS requires that you have a “Free Look” after making an initial contribution to the Annuity. During this time, you can cancel the Annuity by notifying us in writing, and we will refund the greater of all purchase payments under the Annuity or the Account Value, less any applicable federal and state income tax withholding.
Contribution Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a “rollover” of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the later applicable due date of your federal income tax return, without extension), or as a current year contribution. Contribution amounts are indexed for inflation. The IRS generally provides contribution limits for the subsequent year in the fourth quarter of the current year. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation. Go to www.irs.gov for the contribution limits for each year. The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule There is no age limitation with regard to contributions to a traditional IRA as long as the earned income requirements are met.
In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.
Required Provisions. Annuities that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
•You, as Owner of the Annuity, must be the “Annuitant” under the contract (except in certain cases involving the division of property under a decree of divorce);
•Your rights as Owner are non-forfeitable;
•You cannot sell, assign or pledge the Annuity;
•The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts or amounts transferred by trustee-to-trustee transfer);
•The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date); and
•Death and annuity payments must meet Required Minimum Distribution rules described below.
Usually, the full amount of any distribution from an IRA (including a distribution from this Annuity) which is not a transfer or rollover is taxable. As taxable income, these distributions are subject to the general income tax withholding rules described earlier regarding an Annuity in the Nonqualified Annuity section. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
•A 10% early withdrawal additional tax described below;
•Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or
•Failure to take a Required Minimum Distribution, also described below.
SEPs. SEPs are a variation on a standard IRA, and Annuities issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:
•If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) the annual employer contribution limit as indexed for inflation, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer’s SEP contribution as compensation for these purposes). However, for these purposes,
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compensation in excess of certain limits established by the IRS will not be considered. Go to www.irs.gov for the current year contribution limit and compensation limit.
•SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and
•SEPs that contain a salary reduction or “SARSEP” provision prior to 1997 may permit salary deferrals from employee income. Contribution amounts are indexed for inflation. The IRS generally provides contribution limits for the subsequent year in the fourth quarter of the current year. with the employer making these contributions to the SEP. However, no new “salary reduction” or “SARSEPs” can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year are permitted to contribute an additional catch up contribution amount. These amounts are indexed for inflation. Go to www.irs.gov for the current year contribution limit and catch up contribution limit. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same “Free Look” period, as you would have if you purchased the Annuity for a standard IRA.
ROTH IRAs. The “Roth IRA Disclosure Statement” contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
•Contributions to a Roth IRA cannot be deducted from your gross income;
•“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59½; (b) after the Owner’s death; (c) due to the Owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
•If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA during your lifetime, and distributions are not required during the owner’s lifetime.
Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a “rollover” of amounts of another traditional IRA, SEP, SIMPLE-IRA, employer sponsored retirement plan (under Sections 401(a) or 403(b) of the Code) or Roth IRA; or, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a “rollover” of all or any part of the amount of such distribution to a Roth IRA which they establish (a "conversion"). The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution additional tax).
The Code also permits the recharacterization of current year contribution amounts from a traditional IRA, SEP, or SIMPLE IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under Sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot “rollover” benefits from a traditional IRA to a Roth IRA.
TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) Annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the Annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement subject to specific limits. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional amount. This amount is indexed for inflation. Go to www.irs.gov for the current year contribution limit and catch up contribution limit. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a governmental 457(b) plan. An Annuity may generally only qualify as a TDA if distributions of salary deferrals (other than “grandfathered” amounts held as of December 31, 1988) may be made only on account of:
•Your attainment of age 59½;
•Your severance of employment;
•Your death;
•Your total and permanent disability; or
•Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).
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In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70½ (or age 72 shall apply to distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date), or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the Annuity, or to any “direct transfer” of your interest in the Annuity to another employer’s TDA plan or mutual fund “custodial account” described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to “qualified” retirement plans.
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Late Rollover Self-Certification
You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Minimum Distributions and Payment Options
If you hold the Annuity under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70½ (or age 72 shall apply to distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date) and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner. Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the Annuity. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.
You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the Annuity as of December 31 of the prior year, but is determined without regard to other Annuities you may own. If a trustee to trustee transfer or direct rollover of the full contract value is requested when there is an active Required Minimum Distribution program running, the Required Minimum Distribution will be removed and sent to the Owner prior to the remaining funds being sent to the transfer institution.
Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply.
Charitable IRA Distributions.
Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70½. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2) the total amount of reductions for all tax years preceding the current tax year.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. The information provided below applies to Owners who die after 2019. For Owner deaths prior to 2020, please consult your tax advisor regarding the applicable post-death distribution requirements.

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•If you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death (i.e., a new 10-year distribution period begins).
Instead of taking distributions under the 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence by December 31st of the year after your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of 18 and any remaining interest must be distributed with 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).
If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, this new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, this new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the post-death distribution requirements.
The new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”)) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.
If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the law can apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.
•Spousal continuation. If your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.
The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
10 % Additional Tax for Early Withdrawals from a Qualified Annuity You may owe a 10% additional tax on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59½. Amounts are not subject to this additional tax if:
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•the amount is paid on or after you reach age 59½ or die;
•the amount received is attributable to your becoming disabled; or
•generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually. (Please note that substantially equal payments must continue until the later of reaching age 59½ or five years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% additional tax.)
Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Withholding
For 403(b) Tax Deferred annuities, we will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is “directly” rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, governmental 457(b) plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a governmental 457(b) plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned Annuities or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
•For any annuity payments not subject to mandatory withholding, you will have taxes withheld under the applicable default withholding rules; and
•For all other distributions, we will withhold at a 10% rate.
If no U.S. taxpayer identification number is provided, no election out of withholding will be allowed, and we will automatically withhold using the default withholding rules. We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes. If you are a U.S. person (which includes a resident alien), and you request a payment be delivered outside the U.S., we are required to withhold income tax. There may be additional state income tax withholding requirements.
CARES Act impacts. In 2020, Congress passed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans. While most provisions applied only to 2020, certain items impact future years as well.
Waiver of Required Minimum Distributions (RMDs) for 2020. The requirement to take minimum distributions from defined contribution plans and IRAs was waived for 2020. For deaths occurring before 2020, if the post-death 5-year rule applies, the 5-year period is determined without regard to calendar year 2020 and thus, the 5 year rule is extended by one year. The 1-year election rule for life expectancy payments by an eligible beneficiary is also extended by 1 year so that for a 2019 death, the election for a lifetime payout can be made by December 31, 2021.
Withdrawals from Employer Plans and IRAs, including Roth IRAs. Relief was provided for “coronavirus-related distributions” (as defined by federal tax law) from qualified plans and IRAs. The relief applies to such distributions made at any time on or after January 1, 2020 and before December 31, 2020 and permits recontribution of such distribution to a plan or IRA within three years. The recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution. Please note that recontributions to certain plans or IRAs may not be allowed based on plan or contract restrictions.
The distribution must have come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e., an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan. The relief was limited to aggregate distributions of $100,000.
Plan Loans. Relief is provided with respect to plan loans taken by any “qualified individual” (as defined by federal tax law) who is affected by the coronavirus in that the due date for any repayment on a loan that otherwise is due between March 27, 2020 (the date of enactment) and December 31, 2020, would be delayed for one year. This also would extend the maximum loan period (normally five years).
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
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Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans – Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
Revenue Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or 401(a) qualified retirement plan to a state’s unclaimed property fund is subject to federal income tax withholding at the time of transfer. The amount transferred is also subject to federal tax reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Civil Unions and Domestic Partnerships
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract. Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner
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OTHER INFORMATION
PRUCO LIFE AND THE SEPARATE ACCOUNT
Pruco Life. Pruco Life Insurance Company (Pruco Life) is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since 1875. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under its annuity contracts. Among other things, this means that where you participate in an optional living benefit or death benefit and the value of that benefit (e.g., the Protected Withdrawal Value for Highest Daily Lifetime v2.0) exceeds your current Account Value, you would rely solely on the ability of Pruco Life to make payments under the benefit out of its own assets. As Pruco Life's ultimate parent, Prudential Financial, however, exercises significant influence over the operations and capital structure of Pruco Life.
Pruco Life incorporates by reference into the prospectus its latest annual report on Form 10-K filed pursuant to Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934 (Exchange Act) since the end of the fiscal year covered by its latest annual report. In addition, all documents subsequently filed by Pruco Life pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act also are incorporated into the prospectus by reference. Pruco Life will provide to each person, including any beneficial Owner, to whom a prospectus is delivered, a copy of any or all of the information that has been incorporated by reference into the prospectus but not delivered with the prospectus. Such information will be provided upon written or oral request at no cost to the requester by writing to Pruco Life Insurance Company, One Corporate Drive, Shelton, CT 06484 or by calling 8888-778-2888. Pruco Life files periodic reports as required under the Exchange Act. The SEC maintains website that contains reports, proxy, and information statements, and other information regarding issuers that file electronically with the SEC (see www.sec.gov). Our website address is www.prudential.com.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Pruco Life delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
Service Providers
Pruco Life conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed “service providers” under the Investment Company Act of 1940. The entities engaged by Pruco Life may change over time. As of December 31, 2020, non-affiliated entities that could be deemed service providers to Pruco Life and/or an affiliated insurer within the Pruco Life business unit consisted of those set forth in the table below.

Name of Service Provider	Services Provided	Address
Broadridge Investor Communication	Proxy services and regulatory mailings	51 Mercedes Way, Edgewood, NY 11717
EDM Americas	Records management and administration of annuity contracts	301 Fayetteville Street, Suite 1500, Raleigh, NC 27601
EXL Service Holdings, Inc	Administration of annuity contracts	350 Park Avenue, 10th Floor, New York, NY 10022
Guidehouse	Claim related services	150 North Riverside Plaza, Suite 2100, Chicago, IL 60606
National Financial Services	Clearing firm for Broker Dealers	82 Devonshire Street Boston, MA 02109
Open Text, Inc	Fax Services	100 Tri-State International Parkway, Lincolnshire, IL 60069
PERSHING LLC	Clearing firm for Broker Dealers	One Pershing Plaza, Jersey City, NJ 07399
The Depository Trust Clearinghouse Corporation	Clearing and settlement services for Distributors and Carriers.	55 Water Street, 26th Floor, New York, NY 10041
Thomson Reuters	Tax reporting services	3 Times Square New York, NY 10036
Universal Wilde	Composition, printing, and mailing of contracts and benefit documents	26 Dartmouth Street, Westwood, MA 02090
Venio Systems LLC	Claim related services	4031 University Drive, Suite 100, Fairfax, VA 22030
The Separate Account. We have established a Separate Account, the Pruco Life Flexible Premium Variable Annuity Account (Separate Account), to hold the assets that are associated with the Annuities. The Separate Account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the Separate Account are held in the name of Pruco Life and legally belong to us. Pruco Life segregates the Separate Account assets from all of its other assets. Thus, Separate Account assets that are held in support of the contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, for assets allocated to the Separate Account are, in accordance with the Annuities, credited to or charged against the Separate Account without regard to other income, gains, or losses of Pruco Life. The obligations under the Annuity are those of Pruco Life, which is the issuer of the Annuity and the depositor of the Separate Account. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.
In addition to rights that we specifically reserve elsewhere in this prospectus, we reserve the right to perform any or all of the following:
•offer new Sub-accounts, eliminate Sub-Accounts, substitute Sub-accounts or combine Sub-accounts;
•close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates;
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•combine the Separate Account with other separate accounts;
•deregister the Separate Account under the Investment Company Act of 1940;
•manage the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law;
•make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•establish a provision in the Annuity for federal income taxes if we determine, in our sole discretion, that we will incur a tax as the result of the operation of the Separate Account;
•make any changes required by federal or state laws with respect to annuity contracts; and
•to the extent dictated by any underlying Portfolio, impose a redemption fee or restrict transfers within any Sub-account.
We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with guidance provided by the SEC or its staff (or after obtaining an order from the SEC, if required). We reserve the right to substitute underlying Portfolios, as allowed by applicable law. If we make a fund substitution or change, we may change the Annuity contract to reflect the substitution or change. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.
If you are enrolled in a Dollar Cost Averaging, Automatic Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available money market fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a money market fund for any continued and future investments.
With the Market Value Adjustment Options, we use a separate account of Pruco Life different from the Pruco Life Flexible Premium Variable Annuity Account discussed above. The separate account for the Market Value Adjustment Options is not registered under the Investment Company Act of 1940. Moreover, you do not participate in the appreciation or depreciation of the assets held by that separate account.
The General Account. Our general obligations and any guaranteed benefits under the Annuity are supported by our general account and are subject to our claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses. The general account is subject to regulation and supervision by the Arizona Department of Insurance and to the insurance laws and regulations of all jurisdictions where we are authorized to do business.
Fees and Payments Received by Pruco Life
As detailed below, Pruco Life and our affiliates receive substantial payments from the underlying Portfolios and/or related entities, such as the Portfolios’ advisers and subadvisers. Because these fees and payments are made to Pruco Life and our affiliates, allocations you make to the underlying Portfolios benefit us financially. In selecting Portfolios available under the Annuity, we consider the payments that will be made to us. For more information on factors we consider when selecting the Portfolios under the Annuity, see “Variable Investment Options” under “Investment Options” earlier in this prospectus.
We receive Rule 12b-1 fees which compensate our affiliate, Prudential Annuities Distributors, Inc., for distribution and administrative services (including recordkeeping services and the mailing of prospectuses and reports to Owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by Owners.
We also receive administrative services payments from the Portfolios or the advisers of the underlying Portfolios or their affiliates, which are referred to as “revenue sharing” payments. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are generally equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the Annuity (in certain cases, however, this amount may be equal to annual rate of 0.60% of the average assets allocated to the Portfolio). We expect to make a profit on these fees and payments and consider them when selecting the Portfolios available under the Annuity.
In addition, an adviser or subadviser of a Portfolio or a distributor of the Annuity (not the Portfolios) may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms’ registered representatives, and creating marketing material discussing the Annuity, available options, and underlying Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation. We may also consider these payments and reimbursements when selecting the Portfolios available under the Annuity. For the annual period ended December 31, 2020, with regard to the total annual amounts that were paid (or as to which a payment amount was accrued) under the kinds of arrangements described in this paragraph, the amounts for any particular adviser, subadviser or
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distributor ranged from $1,500.00 to $246,998.00 These amounts relate to all individual variable annuity contracts issued by Pruco Life or its affiliates, not only the Annuity covered by this prospectus.
In addition to the payments that we receive from underlying Portfolios and/or their affiliates, those same Portfolios and/or their affiliates may make payments to us and/or other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.
Cyber Security Risks. We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.
LEGAL STRUCTURE OF THE UNDERLYING PORTFOLIOS
Each underlying Portfolio is registered as an open-end management investment company under the Investment Company Act of 1940. Shares of the underlying Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.
Voting Rights
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
Material Conflicts
In the future, it may become disadvantageous for Separate Accounts of variable life insurance and variable annuity contracts to invest in the same underlying Portfolios. Neither the companies that invest in the Portfolios nor the Portfolios currently foresee any such disadvantage. The Board of Directors for each Portfolio intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:
(1)    changes in state insurance law;
(2)    changes in federal income tax law;
(3)    changes in the investment management of any Variable Investment Option; or
(4)    differences between voting instructions given by variable life insurance and variable annuity Contract Owners.
Confirmations, Statements, and Reports
We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our website at www.prudential.com or any other electronic means. We send a confirmation statement to you each time a transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, such as to the Annual Maintenance Fee, systematic withdrawals (including 72(t)/72(q) payments and Required Minimum Distributions), bank drafting, dollar cost averaging, static rebalancing and the Custom Portfolios Program in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports. We reserve the right to charge $50 for each such additional report.
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Any errors or corrections on transactions for your Annuity must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed immediately, we assume all transactions are accurate unless you notify us otherwise within 30 days from the date you receive the confirmation. For transactions that are first confirmed on the quarterly statement, we assume all transactions are accurate unless you notify us within 30 days from the date you receive the quarterly statement. All transactions confirmed immediately or by quarterly statement are deemed conclusive after the applicable 30-day period.
We may also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30 respectively to Owners or, with your prior consent, make such documents available electronically through our website or other electronic means.
Beginning on January 1, 2021, paper copies of the annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
DISTRIBUTION OF ANNUITIES OFFERED BY PRUCO LIFE
Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuities offered through this prospectus. PAD acts as the distributor of a number of annuity and life insurance products and the AST Portfolios. PAD’s principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial Industry Regulatory Authority (FINRA). Each Annuity is offered on a continuous basis. PAD enters into distribution agreements with both affiliated and unaffiliated broker/dealers who are registered under the Exchange Act (collectively, “Firms”). The affiliated broker-dealer, Pruco Securities, LLC is an indirect wholly-owned subsidiary of Prudential Financial that sells variable annuity and variable life insurance (among other products) through its registered representatives. Applications for each Annuity are solicited by registered representatives of the Firms. PAD utilizes a network of its own registered representatives to wholesale the Annuities to Firms. Because the Annuities offered through this prospectus are insurance products as well as securities, all registered representatives who sell the Annuities are also appointed insurance agents of Pruco Life.
In connection with the sale and servicing of the Annuity, Firms may receive cash compensation and/or non-cash compensation. Cash compensation includes discounts, concessions, fees, service fees, commissions, asset based sales charges, loans, overrides, or any cash employee benefit received in connection with the sale and distribution of variable contracts. Non-cash compensation includes any form of compensation received in connection with the sale and distribution of variable contracts that is not cash compensation, including but not limited to merchandise, gifts, travel expenses, meals and lodging.
Under the selling agreements, cash compensation in the form of commissions is paid to Firms on sales of the Annuity according to one or more schedules. The selling registered representative will receive all or a portion of the cash compensation, depending on the practice of his or her Firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 6.0% for the X Series, 7.0% for the B Series, 5.50% for the L Series and 2.0% for the C Series. Alternative compensation schedules are available that generally provide a lower initial commission plus ongoing quarterly compensation based on all or a portion of Unadjusted Account Value. We may also provide cash compensation to the distributing Firm for providing ongoing service to you in relation to the Annuity. These payments may be made in the form of percentage payments based upon “Assets under Management” or “AUM,” (total assets), subject to certain criteria in certain Pruco Life products. These payments may also be made in the form of percentage payments based upon the total amount of money received as Purchase Payments under Pruco Life annuity products sold through the Firm.
In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the Annuity on a preferred or recommended company or product list and/or access to the Firm's registered representatives), we, or PAD, may enter into non-cash compensation arrangements with certain Firms with respect to certain or all registered representatives of such Firms under which such Firms may receive fixed payments or reimbursement. These types of fixed payments are made directly to or in sponsorship of the Firm and may include, but are not limited to payment for: training of sales personnel; marketing and/or administrative services and/or other services they provide to us or our affiliates; educating customers of the firm on the Annuity's features; conducting due diligence and analysis; providing office access, operations, systems and other support; holding seminars intended to educate registered representatives and make them more knowledgeable about the Annuities; conferences (national, regional and top producer); sponsorships; speaker fees; promotional items; a dedicated marketing coordinator; priority sales desk support; expedited marketing compliance approval and preferred programs to PAD; and reimbursements to Firms for marketing activities or other services provided by third-party vendors to the Firms and/or their registered representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we or PAD may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“Entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of this non-cash compensation varies widely because some may encompass only a single event, such as a conference, and others have a much broader scope.
Cash and/or non-cash compensation may not be offered to all Firms and Entities and the terms of such compensation may differ between Firms and Entities. In addition, we or our affiliates may provide such compensation, payments and/or incentives to Firms or Entities arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.
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The lists below include the names of the Firms and Entities that we are aware (as of December 31, 2020) received compensation with respect to our annuity business generally during 2020 (or as to which a payment amount was accrued during 2020). The Firms and Entities listed include those receiving non-cash and/or cash compensation (as indicated below) in connection with marketing of products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon request. Each of these Annuities also is distributed by other selling Firms that previously were appointed only with our affiliate Prudential Annuities Life Assurance Corporation (“PALAC”). Such other selling Firms may have received compensation similar to the types discussed above with respect to their sale of PALAC annuities. In addition, such other selling Firms may, on a going forward basis, receive substantial compensation that is not reflected in this 2020 retrospective depiction. During 2020, non-cash compensation received by Firms and Entities ranged from $37.46 to $3,298,342.95. During 2020, cash compensation received by Firms ranged from $4.40 to $12,514,361.56.
All of the Firms and Entities listed below received non-cash compensation during 2020. In addition, Firms in bold also received cash compensation during 2020.

1st Global Capital Corp.	CFD Investments, Inc.	MML Investors Services, Inc.
3 Mark Financial Texas, Inc.	Chesapeake Brokerage, LLC.	Money Concepts Capital Corp.
Aaron Advantage Agency	Citigroup Global Markets Inc.	Morgan Stanley Smith Barney
Advantage Insurance Network, Inc.	Citizens Securities, Inc.	National Securities Corp.
Advisor Group	COMERICA SECURITIES, INC.	New York Life Insurance Company
Advisors Excel, LLC	Commonwealth Financial Network	Newbridge Securities Corp.
Aegon Transamerica	Concord Financial Advisors	Next Financial Group, Inc.
AimcoR Group	Crown Capital Securities, L.P.	OneAmerica Securities, Inc.
AIP Marketing Alliance, Inc.	Crump	OPPENHEIMER & CO, INC.
ALHA	CUNA Brokerage Svcs, Inc.	Packerland Brokerage Svcs,Inc
Allegis Insurance Agency, Inc.	CUSO Financial Services, L.P.	Park Avenue Securities, LLC
Allianz	David Lerner and Associates	Parkland Securities
Allstate Financial Srvcs, LLC	Edward Jones & Co.	Pinnancle Investments, LLC
American Financial Associates	Equity Services, Inc.	PNC Investments, LLC
American Independent Securities Group, LLC	Fidelity Investments	ProEquities
AMERICAN PORTFOLIO FIN SVCS INC	First Citizens Bank	Prospera Financial Services, Inc.
Ameriprise Financial, Inc.	Fortune Financial Services, Inc.	Prudential Annuities
Ameritas Investment Corp.	Founders Financial Securities, LLC	Purshe Kaplan Sterling Investments
APW Capital, Inc.	FSC Securities Corp.	Raymond James Financial Svcs
Aquafil S.P.A.	FTB Advisors, Inc.	RBC CAPITAL MARKETS CORPORATION
Arete Wealth Management	GamePlan Financial Marketing, LLC.	RNR Securities, L.L.C.
Arkadios Capital	Garden State Securities, Inc.	Robert W. Baird & Co., Inc.
Arthur J. Gallagher	Geneos Wealth Management, Inc.	Royal Alliance Associates
Ash Brokerage Corporation	Goldman Sachs & Co.	SA Stone Wealth Management
Atlas Financial Partners, LLC	Gradient Securities, LLC	SAGEPOINT FINANCIAL, INC.
Ausdal Financial Partners, Inc.	GWN Securities, Inc.	Scott & Stringfellow
AXA Advisors, LLC	H. Beck, Inc.	Securian Financial Svcs, Inc.
Ballew Investments	H.D. Vest Investment	Securities America, Inc.
BankersLife Securities	Hantz Financial Services, Inc.	Securities Service Network
BB&T Investment Services, Inc.	Harbour Investment, Inc.	Sigma Financial Corporation
BBVA Compass Investment Solutions, Inc.	HSBC	Stifel Nicolaus & Co.
BCG Securities, Inc.	Independent Financial Grp, LLC	SunTrust Investment Services, Inc.
Becker Suffern McLanahan, Ltd.	Infinex Financial Group	T. Rowe Price Group, Inc.
Belman Klein Associates, LTD	Investacorp	TFS Securities, Inc.
Benson Blackburn	J.J.B. Hilliard Lyons, Inc.	The Investment Center
Berson-Sokol Agency, Inc.	J.P. Morgan	The Prudential Insurance Company of America
Berthel Fisher & Company	J.W. Cole Financial, Inc.	TransAmerica Financial Advisors, Inc.
BlackRock Financial Management Inc.	Janney Montgomery Scott, LLC.	Triad Advisors, Inc.
Borden Hamman Agency, Inc.	Kestra Financial, Inc.	UBS Financial Services, Inc.
Cadaret, Grant & Co., Inc.	KMS Financial Services, Inc.	United Planners Fin. Serv.
Calton & Associates, Inc	Kovack Securities, Inc.	US Bank
Cambridge Investment Research, Inc.	Lincoln Financial Advisors	VOYA Financial Advisors
Cantella & Co., Inc.	Lincoln Financial Securities Corporation	WADDELL & REED INC.
CAPE SECURITIES, INC.	Lincoln Investment Planning	Wells Fargo Advisors LLC
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Capital Analysts	Lion Street	WELLS FARGO ADVISORS LLC - WEALTH
Capital Financial Services	LPL Financial Corporation	Wells Fargo Investments LLC
Capital Investment Group, Inc.	M Holdings Securities, Inc	Woodbury Financial Services
Capitas Financial LLC	M&T Securities
Centaurus Financial, Inc.	Mercer Allied Company L.P.
Cetera Advisor Network LLC	Merrill Lynch
The Firms listed below received cash compensation during 2020 but did not receive any non-cash compensation.

ASSOCIATED SECURITIES CORP
BFT Financial Group, LLC
WATERSTONE FINANCIAL GROUP INC
Mutual Service Corporation
You should note that Firms and individual registered representatives and branch managers with some Firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuities than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you or to the Separate Account. Cash and non-cash compensation varies by annuity product, and such differing compensation could be a factor in which annuity a financial professional recommends to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon request.
FINANCIAL STATEMENTS
The financial statements of the Separate Account and Pruco Life are included in the Statement of Additional Information.
INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.
LEGAL PROCEEDINGS
Litigation and Regulatory Matters
Pruco Life is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Pruco Life and proceedings generally applicable to business practices in the industry in which we operate. Pruco Life is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Pruco Life is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Pruco Life, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.
Pruco Life’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Pruco Life’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Pruco’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Pruco Life’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Pruco Life’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of PAD to perform its contract with the Separate Account; or Pruco Life's ability to meet its obligations under the Contracts.
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:
•Company
•Experts
•Principal Underwriter
•Payments Made to Promote Sale of Our Products
•Cyber Security Risks
•Determination of Accumulation Unit Values
•Financial Statements
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HOW TO CONTACT US
Please communicate with us using the telephone number and addresses below for the purposes described. Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
Prudential’s Customer Service Team
Call our Customer Service Team at 1-888-PRU-2888 during normal business hours.
Internet
Access information about your Annuity through our website: www.prudential.com
Correspondence Sent by Regular Mail
Prudential Annuities Service Center
P.O. Box 7960
Philadelphia, PA 19176
Correspondence Sent by Overnight*, Certified or Registered Mail
Prudential Annuities Service Center
2101 Welsh Road
Dresher, PA 19025
*Please note that overnight correspondence sent through the United States Postal Service may be delivered to the P.O. Box listed above, which could delay receipt of your correspondence at our Service Center. Overnight mail sent through other methods (e.g., Federal Express, United Parcel Service) will be delivered to the address listed below.
Correspondence sent by regular mail to our Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Service Center. Your correspondence is not considered received by us until it is received at our Service Center. Where this prospectus refers to the day when we receive a Purchase Payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
You can obtain account information by calling our automated response system and at www.prudential.com, our website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.prudential.com, our website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.
Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.
Pruco Life does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Nor, due to circumstances beyond our control, can we provide any assurances as to the delivery of transaction instructions submitted to us by regular and/or express mail. Regular and/or express mail (if operational) will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Pruco Life reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

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APPENDIX A – ACCUMULATION UNIT VALUES
As we have indicated throughout this prospectus, each Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique Unit Value corresponding to each combination of such contract features.

Here, we set forth the historical Unit Values corresponding to the lowest charge level for each Series and the highest charge level for each Series. This Appendix includes outstanding units for each such sub-account, which may include other variable annuities offered, as of the dates shown.
In the Statement of Additional Information, which is available free of charge upon request, we set forth Unit Values corresponding to the remaining charge levels. This information reflects Sub-Account names as of December 31, 2020. Please refer to the Variable Investment Options section of the prospectus for information on name changes.

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: Basic Death Benefit Only - Cliff M&E (1.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	14.05323	14.90762	62,281,306
01/01/2020 to 12/31/2020	14.90762	15.33453	76,426,189
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	18.07667	19.84522	112,975,650
01/01/2020 to 12/31/2020	19.84522	21.67920	127,399,725
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	15.03902	16.31578	74,317,915
01/01/2020 to 12/31/2020	16.31578	18.37402	79,581,663
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	17.19783	18.64139	100,626,270
01/01/2020 to 12/31/2020	18.64139	20.56419	112,925,962
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	13.09110	14.01539	28,041,844
01/01/2020 to 12/31/2020	14.01539	14.48857	31,930,908
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	10.10356	10.31886	4,331,762
01/01/2020 to 12/31/2020	10.31886	10.44583	6,587,307
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	11.67440	12.33819	43,810,452
01/01/2020 to 12/31/2020	12.33819	13.07478	58,989,495
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	18.73403	20.47010	111,647,690
01/01/2020 to 12/31/2020	20.47010	22.91529	131,475,469
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	17.53234	20.11318	2,544,958
01/01/2020 to 12/31/2020	20.11318	20.79014	3,577,832
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	17.98484	19.68420	1,371,966
01/01/2020 to 12/31/2020	19.68420	18.85606	1,856,219
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	22.47949	25.51258	2,939,786
01/01/2020 to 12/31/2020	25.51258	24.46661	4,001,607
AST Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	10.46660	10.79757	8,271,307
01/01/2020 to 12/31/2020	10.79757	11.08984	11,871,744
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	15.77556	17.23877	60,109,759
01/01/2020 to 12/31/2020	17.23877	18.50501	68,613,637
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99964	10.07243	4,814,200
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	14.10799	15.12091	36,653,143
01/01/2020 to 12/31/2020	15.12091	16.26249	41,694,173
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	23.35725	24.87644	4,450,328
01/01/2020 to 12/31/2020	24.87644	25.15133	6,102,041
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	9.07313	9.09555	5,843,979
01/01/2020 to 12/31/2020	9.09555	8.99780	11,638,224

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
03/18/2019 to 12/31/2019	15.72669	16.78977	3,243,762
01/01/2020 to 12/31/2020	16.78977	17.00842	4,293,356
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	22.68939	24.76188	2,931,329
01/01/2020 to 12/31/2020	24.76188	24.50627	4,134,568
AST International Growth Portfolio
03/18/2019 to 12/31/2019	16.00892	18.25409	2,728,247
01/01/2020 to 12/31/2020	18.25409	23.65985	3,483,065
AST International Value Portfolio
03/18/2019 to 12/31/2019	12.78414	13.75529	2,779,012
01/01/2020 to 12/31/2020	13.75529	13.49413	3,690,439
AST Investment Grade Bond Portfolio
03/18/2019 to 12/31/2019	13.72008	14.69167	31,065,348
01/01/2020 to 12/31/2020	14.69167	16.88859	33,581,730
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	16.83229	18.28375	42,903,481
01/01/2020 to 12/31/2020	18.28375	20.42092	47,843,521
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	13.55122	15.22443	5,645,454
01/01/2020 to 12/31/2020	15.22443	16.99197	7,078,027
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	14.55314	15.53975	29,426,847
01/01/2020 to 12/31/2020	15.53975	17.07893	33,132,569
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	28.62482	32.24720	2,455,141
01/01/2020 to 12/31/2020	32.24720	49.02762	3,540,208
AST Large-Cap Core Portfolio
03/18/2019 to 12/31/2019	18.04400	19.81036	30,072
01/01/2020 to 12/31/2020	19.81036	21.73243	47,532
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	29.65941	33.61743	3,902,398
01/01/2020 to 12/31/2020	33.61743	43.66285	4,179,873
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	21.00950	23.59101	5,561,323
01/01/2020 to 12/31/2020	23.59101	26.58581	6,836,954
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	14.35297	15.95489	7,936,846
01/01/2020 to 12/31/2020	15.95489	17.30240	9,841,496
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	28.86602	33.78329	1,786,330
01/01/2020 to 12/31/2020	33.78329	43.50659	2,237,125
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	18.75366	21.21263	2,815,198
01/01/2020 to 12/31/2020	21.21263	21.75234	4,158,523
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	23.92636	26.47705	6,877,429
01/01/2020 to 12/31/2020	26.47705	35.23737	8,218,778
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	22.91521	23.88416	4,473,913
01/01/2020 to 12/31/2020	23.88416	23.15284	6,582,573
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	14.79269	15.82362	74,471,209
01/01/2020 to 12/31/2020	15.82362	17.03627	88,392,565

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	11.32072	12.04077	6,727,844
01/01/2020 to 12/31/2020	12.04077	12.60316	11,637,228
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	18.09195	19.47290	234,185,950
01/01/2020 to 12/31/2020	19.47290	20.34537	276,531,872
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	27.97268	30.70289	2,570,194
01/01/2020 to 12/31/2020	30.70289	28.73179	3,307,872
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	15.49353	16.89730	6,038,757
01/01/2020 to 12/31/2020	16.89730	18.60824	7,390,091
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	25.64348	28.40537	2,195,571
01/01/2020 to 12/31/2020	28.40537	37.90098	2,461,454
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	27.71934	29.32496	2,822,413
01/01/2020 to 12/31/2020	29.32496	42.94988	3,460,509
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	20.98862	22.10853	1,671,513
01/01/2020 to 12/31/2020	22.10853	22.00932	2,325,172
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	17.74112	19.43835	195,448,379
01/01/2020 to 12/31/2020	19.43835	21.59030	220,237,026
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	33.50310	37.10678	8,456,828
01/01/2020 to 12/31/2020	37.10678	51.20342	9,769,382
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	17.49900	19.44191	10,442,079
01/01/2020 to 12/31/2020	19.44191	19.59029	13,846,227
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	10.08232	10.33681	7,489,596
01/01/2020 to 12/31/2020	10.33681	9.97582	11,806,257
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	21.48303	22.45333	1,485,689
01/01/2020 to 12/31/2020	22.45333	20.87340	2,169,443
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	14.19098	15.50494	23,989,924
01/01/2020 to 12/31/2020	15.50494	16.32248	26,373,129
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	12.93357	13.94101	27,775,052
01/01/2020 to 12/31/2020	13.94101	14.87540	38,795,192
AST Western Asset Emerging Markets Debt Portfolio
03/18/2019 to 12/31/2019	10.34926	11.09660	37,241
01/01/2020 to 12/31/2020	11.09660	11.76794	80,711
PSF Small Capitalization Stock Portfolio
03/18/2019 to 12/31/2019	9.97428	10.66757	79,495
01/01/2020 to 12/31/2020	10.66757	11.68632	93,642
PSF Stock Index Portfolio
03/18/2019 to 12/31/2019	10.65376	12.18573	194,411
01/01/2020 to 12/31/2020	12.18573	14.20154	198,327
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II (3.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.67920	10.05801	32,305
01/01/2012 to 12/31/2012	10.05801	10.95346	20,805
01/01/2013 to 12/31/2013	10.95346	11.65457	4,753
01/01/2014 to 12/31/2014	11.65457	11.70642	5,546
01/01/2015 to 12/31/2015	11.70642	10.96134	4,267
01/01/2016 to 12/31/2016	10.96134	11.27802	4,074
01/01/2017 to 12/31/2017	11.27802	12.28584	4,870
01/01/2018 to 12/31/2018	12.28584	10.91740	2,344
01/01/2019 to 12/31/2019	10.91740	12.25839	104
01/01/2020 to 12/31/2020	12.25839	12.36034	0
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.78391	10.44570	36,268
01/01/2012 to 12/31/2012	10.44570	11.48497	22,845
01/01/2013 to 12/31/2013	11.48497	12.95158	8,983
01/01/2014 to 12/31/2014	12.95158	13.29601	12,245
01/01/2015 to 12/31/2015	13.29601	12.96722	6,482
01/01/2016 to 12/31/2016	12.96722	13.43852	4,829
01/01/2017 to 12/31/2017	13.43852	15.20398	5,229
01/01/2018 to 12/31/2018	15.20398	13.84135	3,643
01/01/2019 to 12/31/2019	13.84135	16.31894	296
01/01/2020 to 12/31/2020	16.31894	17.47497	0
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.67150	10.13769	17,203
01/01/2012 to 12/31/2012	10.13769	10.81609	14,868
01/01/2013 to 12/31/2013	10.81609	11.76641	5,621
01/01/2014 to 12/31/2014	11.76641	11.96919	6,599
01/01/2015 to 12/31/2015	11.96919	11.56100	6,015
01/01/2016 to 12/31/2016	11.56100	11.72478	4,672
01/01/2017 to 12/31/2017	11.72478	13.18638	5,503
01/01/2018 to 12/31/2018	13.18638	11.74732	3,292
01/01/2019 to 12/31/2019	11.74732	13.41686	1,087
01/01/2020 to 12/31/2020	13.41686	14.81101	0
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.63801	10.16773	41,360
01/01/2012 to 12/31/2012	10.16773	11.06393	42,294
01/01/2013 to 12/31/2013	11.06393	12.59350	37,907
01/01/2014 to 12/31/2014	12.59350	12.97888	15,867
01/01/2015 to 12/31/2015	12.97888	12.61674	8,242
01/01/2016 to 12/31/2016	12.61674	12.97655	5,596
01/01/2017 to 12/31/2017	12.97655	14.42761	5,281
01/01/2018 to 12/31/2018	14.42761	13.26748	2,946
01/01/2019 to 12/31/2019	13.26748	15.32884	313
01/01/2020 to 12/31/2020	15.32884	16.57609	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99728	9.06646	5,266
01/01/2012 to 12/31/2012	9.06646	9.81460	207
01/01/2013 to 12/31/2013	9.81460	10.52625	78
01/01/2014 to 12/31/2014	10.52625	10.68270	154
01/01/2015 to 12/31/2015	10.68270	10.02536	89
01/01/2016 to 12/31/2016	10.02536	10.37548	591
01/01/2017 to 12/31/2017	10.37548	11.30547	9,621
01/01/2018 to 12/31/2018	11.30547	10.35871	3,009
01/01/2019 to 12/31/2019	10.35871	11.78807	0
01/01/2020 to 12/31/2020	11.78807	11.94533	0
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	9.97411	9.86766	544
01/01/2012 to 12/31/2012	9.86766	9.99469	626
01/01/2013 to 12/31/2013	9.99469	9.45965	290
01/01/2014 to 12/31/2014	9.45965	9.14331	10,231
01/01/2015 to 12/31/2015	9.14331	8.88893	7,050
01/01/2016 to 12/31/2016	8.88893	8.74158	12,718
01/01/2017 to 12/31/2017	8.74158	8.60242	10,831
01/01/2018 to 12/31/2018	8.60242	8.38334	4,170
01/01/2019 to 12/31/2019	8.38334	8.48569	237
01/01/2020 to 12/31/2020	8.48569	8.42020	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.24378	10.22662	107,961
01/01/2012 to 12/31/2012	10.22662	10.81598	56,902
01/01/2013 to 12/31/2013	10.81598	10.27218	28,264
01/01/2014 to 12/31/2014	10.27218	10.35886	17,744
01/01/2015 to 12/31/2015	10.35886	9.81087	16,613
01/01/2016 to 12/31/2016	9.81087	9.89408	14,824
01/01/2017 to 12/31/2017	9.89408	9.99097	17,104
01/01/2018 to 12/31/2018	9.99097	9.60069	14,980
01/01/2019 to 12/31/2019	9.60069	10.14563	774
01/01/2020 to 12/31/2020	10.14563	10.53886	0
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.64953	12.39610	1,039,227
01/01/2012 to 12/31/2012	12.39610	12.80734	995,857
01/01/2013 to 12/31/2013	12.80734	11.52353	533,020
01/01/2014 to 12/31/2014	11.52353	12.00532	522,871
01/01/2015 to 12/31/2015	12.00532	11.82229	540,572
01/01/2016 to 12/31/2016	11.82229	11.67161	528,615
01/01/2017 to 12/31/2017	11.67161	11.47172	478,143
01/01/2018 to 12/31/2018	11.47172	11.10441	468,286
01/01/2019 to 12/31/2019	11.10441	11.28806	10,668
01/01/2020 to 12/31/2020	11.28806	11.26534	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99728	11.84372	63,992
01/01/2012 to 12/31/2012	11.84372	12.12814	187,797
01/01/2013 to 12/31/2013	12.12814	10.59034	257,224
01/01/2014 to 12/31/2014	10.59034	11.30860	172,689
01/01/2015 to 12/31/2015	11.30860	11.17048	135,254
01/01/2016 to 12/31/2016	11.17048	11.00568	130,582
01/01/2017 to 12/31/2017	11.00568	10.81598	125,802
01/01/2018 to 12/31/2018	10.81598	10.44720	117,220
01/01/2019 to 12/31/2019	10.44720	10.70320	83,637
01/01/2020 to 12/31/2020	10.70320	10.87387	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99639	10.24517	5,990
01/01/2013 to 12/31/2013	10.24517	8.90118	988,580
01/01/2014 to 12/31/2014	8.90118	9.69880	647,667
01/01/2015 to 12/31/2015	9.69880	9.63768	9,853
01/01/2016 to 12/31/2016	9.63768	9.50345	10,862
01/01/2017 to 12/31/2017	9.50345	9.35131	10,572
01/01/2018 to 12/31/2018	9.35131	9.02189	15,657
01/01/2019 to 12/31/2019	9.02189	9.29682	0
01/01/2020 to 12/31/2020	9.29682	9.60388	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99819	8.62024	121,689
01/01/2014 to 12/31/2014	8.62024	9.55706	49,979
01/01/2015 to 12/31/2015	9.55706	9.50916	0
01/01/2016 to 12/31/2016	9.50916	9.37619	0
01/01/2017 to 12/31/2017	9.37619	9.22494	1,765
01/01/2018 to 12/31/2018	9.22494	8.86600	5,158
01/01/2019 to 12/31/2019	8.86600	9.26044	0
01/01/2020 to 12/31/2020	9.26044	9.73498	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99819	11.13605	24,883
01/01/2015 to 12/31/2015	11.13605	10.98948	817,522
01/01/2016 to 12/31/2016	10.98948	10.89604	12,029
01/01/2017 to 12/31/2017	10.89604	10.73577	7,648
01/01/2018 to 12/31/2018	10.73577	10.30870	11,338
01/01/2019 to 12/31/2019	10.30870	10.84322	0
01/01/2020 to 12/31/2020	10.84322	11.68148	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99819	9.79107	16,078
01/01/2016 to 12/31/2016	9.79107	9.67030	202,792
01/01/2017 to 12/31/2017	9.67030	9.58337	175,441
01/01/2018 to 12/31/2018	9.58337	9.17385	190,254
01/01/2019 to 12/31/2019	9.17385	9.76590	0
01/01/2020 to 12/31/2020	9.76590	10.45763	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99639	9.73404	803,694
01/01/2017 to 12/31/2017	9.73404	9.67130	667,078
01/01/2018 to 12/31/2018	9.67130	9.23753	753,731
01/01/2019 to 12/31/2019	9.23753	9.89249	811
01/01/2020 to 12/31/2020	9.89249	10.70712	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99638	9.88886	19,097
01/01/2018 to 12/31/2018	9.88886	9.36910	50,845
01/01/2019 to 12/31/2019	9.36910	10.11520	0
01/01/2020 to 12/31/2020	10.11520	11.22334	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99638	9.51848	49,735
01/01/2019 to 12/31/2019	9.51848	10.34169	9,767
01/01/2020 to 12/31/2020	10.34169	11.63575	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99819	11.06829	0
01/01/2020 to 12/31/2020	11.06829	12.26275	0
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99819	10.95234	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.71790	10.11846	164,486
01/01/2012 to 12/31/2012	10.11846	11.13244	168,218
01/01/2013 to 12/31/2013	11.13244	13.21358	59,953
01/01/2014 to 12/31/2014	13.21358	13.67849	119,117
01/01/2015 to 12/31/2015	13.67849	13.30444	72,215
01/01/2016 to 12/31/2016	13.30444	13.75315	50,549
01/01/2017 to 12/31/2017	13.75315	15.68813	81,005
01/01/2018 to 12/31/2018	15.68813	14.23181	34,614
01/01/2019 to 12/31/2019	14.23181	16.83273	1,720
01/01/2020 to 12/31/2020	16.83273	18.47122	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99728	11.50077	0
01/01/2014 to 12/31/2014	11.50077	12.64132	0
01/01/2015 to 12/31/2015	12.64132	11.79365	0
01/01/2016 to 12/31/2016	11.79365	13.11102	0
01/01/2017 to 12/31/2017	13.11102	15.02092	0
01/01/2018 to 12/31/2018	15.02092	13.83750	0
01/01/2019 to 12/31/2019	13.83750	17.54225	0
01/01/2020 to 12/31/2020	17.54225	17.77420	0
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.42258	10.49505	2,154
01/01/2012 to 12/31/2012	10.49505	12.87504	1,531
01/01/2013 to 12/31/2013	12.87504	12.99817	599
01/01/2014 to 12/31/2014	12.99817	14.32682	563
01/01/2015 to 12/31/2015	14.32682	13.84867	496
01/01/2016 to 12/31/2016	13.84867	13.51967	426
01/01/2017 to 12/31/2017	13.51967	14.50560	1,122
01/01/2018 to 12/31/2018	14.50560	13.37072	376
01/01/2019 to 12/31/2019	13.37072	16.18672	14
01/01/2020 to 12/31/2020	16.18672	15.19910	0
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.66051	12.02580	1,025
01/01/2012 to 12/31/2012	12.02580	13.41994	487
01/01/2013 to 12/31/2013	13.41994	13.39059	248
01/01/2014 to 12/31/2014	13.39059	16.96076	211
01/01/2015 to 12/31/2015	16.96076	17.20455	775
01/01/2016 to 12/31/2016	17.20455	17.44859	617
01/01/2017 to 12/31/2017	17.44859	17.93752	508
01/01/2018 to 12/31/2018	17.93752	16.52616	470
01/01/2019 to 12/31/2019	16.52616	20.98055	221
01/01/2020 to 12/31/2020	20.98055	19.72244	0
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.55161	8.91087	2,840
01/01/2012 to 12/31/2012	8.91087	10.16648	2,443
01/01/2013 to 12/31/2013	10.16648	9.85793	1,478
01/01/2014 to 12/31/2014	9.85793	9.09080	1,378
01/01/2015 to 12/31/2015	9.09080	7.32393	1,289
01/01/2016 to 12/31/2016	7.32393	7.96246	1,133
01/01/2017 to 12/31/2017	7.96246	9.73680	2,641
01/01/2018 to 12/31/2018	9.73680	8.09542	1,013
01/01/2019 to 12/31/2019	8.09542	8.87783	18
01/01/2020 to 12/31/2020	8.87783	8.93797	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.89777	10.38550	35,895
01/01/2012 to 12/31/2012	10.38550	11.11593	31,402
01/01/2013 to 12/31/2013	11.11593	12.34220	25,534
01/01/2014 to 12/31/2014	12.34220	12.31735	11,357
01/01/2015 to 12/31/2015	12.31735	12.03508	4,926
01/01/2016 to 12/31/2016	12.03508	12.14020	3,573
01/01/2017 to 12/31/2017	12.14020	13.68169	2,930
01/01/2018 to 12/31/2018	13.68169	12.20956	1,766
01/01/2019 to 12/31/2019	12.20956	14.17536	281
01/01/2020 to 12/31/2020	14.17536	14.91600	0
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99910	10.04557	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.58812	10.19269	24,837
01/01/2012 to 12/31/2012	10.19269	10.85975	14,119
01/01/2013 to 12/31/2013	10.85975	11.53872	4,602
01/01/2014 to 12/31/2014	11.53872	11.61500	4,482
01/01/2015 to 12/31/2015	11.61500	11.13529	3,764
01/01/2016 to 12/31/2016	11.13529	11.34067	2,871
01/01/2017 to 12/31/2017	11.34067	12.32104	14,516
01/01/2018 to 12/31/2018	12.32104	11.07719	5,805
01/01/2019 to 12/31/2019	11.07719	12.43437	1,769
01/01/2020 to 12/31/2020	12.43437	13.10896	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.36904	11.14341	10,062
01/01/2012 to 12/31/2012	11.14341	12.47211	4,023
01/01/2013 to 12/31/2013	12.47211	16.75047	3,267
01/01/2014 to 12/31/2014	16.75047	17.37267	3,072
01/01/2015 to 12/31/2015	17.37267	15.88439	3,078
01/01/2016 to 12/31/2016	15.88439	19.10604	3,142
01/01/2017 to 12/31/2017	19.10604	20.74006	3,188
01/01/2018 to 12/31/2018	20.74006	17.24035	3,060
01/01/2019 to 12/31/2019	17.24035	20.45587	14
01/01/2020 to 12/31/2020	20.45587	20.27327	0
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.73891	9.42516	42,315
01/01/2012 to 12/31/2012	9.42516	9.11896	21,533
01/01/2013 to 12/31/2013	9.11896	8.82265	42,124
01/01/2014 to 12/31/2014	8.82265	8.53589	42,473
01/01/2015 to 12/31/2015	8.53589	8.25848	5,296
01/01/2016 to 12/31/2016	8.25848	7.99087	3,199
01/01/2017 to 12/31/2017	7.99087	7.75820	629
01/01/2018 to 12/31/2018	7.75820	7.60237	630
01/01/2019 to 12/31/2019	7.60237	7.47973	0
01/01/2020 to 12/31/2020	7.47973	7.25278	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.64904	10.63061	391
01/01/2012 to 12/31/2012	10.63061	11.71147	284
01/01/2013 to 12/31/2013	11.71147	12.14450	81
01/01/2014 to 12/31/2014	12.14450	12.05031	70
01/01/2015 to 12/31/2015	12.05031	11.24315	67
01/01/2016 to 12/31/2016	11.24315	12.55363	60
01/01/2017 to 12/31/2017	12.55363	13.05424	59
01/01/2018 to 12/31/2018	13.05424	12.37681	48
01/01/2019 to 12/31/2019	12.37681	13.80674	17
01/01/2020 to 12/31/2020	13.80674	13.71020	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.50667	9.74042	962
01/01/2012 to 12/31/2012	9.74042	11.01456	955
01/01/2013 to 12/31/2013	11.01456	14.90479	319
01/01/2014 to 12/31/2014	14.90479	16.40277	280
01/01/2015 to 12/31/2015	16.40277	14.62600	284
01/01/2016 to 12/31/2016	14.62600	16.96618	264
01/01/2017 to 12/31/2017	16.96618	19.56719	672
01/01/2018 to 12/31/2018	19.56719	16.24882	250
01/01/2019 to 12/31/2019	16.24882	20.36233	0
01/01/2020 to 12/31/2020	20.36233	19.75368	0
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.13809	9.38377	2,037
01/01/2012 to 12/31/2012	9.38377	10.92722	1,430
01/01/2013 to 12/31/2013	10.92722	12.58687	524
01/01/2014 to 12/31/2014	12.58687	11.50496	543
01/01/2015 to 12/31/2015	11.50496	11.48137	465
01/01/2016 to 12/31/2016	11.48137	10.68941	378
01/01/2017 to 12/31/2017	10.68941	14.00734	1,055
01/01/2018 to 12/31/2018	14.00734	11.74316	306
01/01/2019 to 12/31/2019	11.74316	15.00998	30
01/01/2020 to 12/31/2020	15.00998	19.07094	0
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.68170	9.03790	1,326
01/01/2012 to 12/31/2012	9.03790	10.20192	626
01/01/2013 to 12/31/2013	10.20192	11.79196	207
01/01/2014 to 12/31/2014	11.79196	10.64373	349
01/01/2015 to 12/31/2015	10.64373	10.38202	272
01/01/2016 to 12/31/2016	10.38202	10.10375	171
01/01/2017 to 12/31/2017	10.10375	12.00676	182
01/01/2018 to 12/31/2018	12.00676	9.74005	171
01/01/2019 to 12/31/2019	9.74005	11.31031	142
01/01/2020 to 12/31/2020	11.31031	10.87643	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.75721	10.34891	24,771
01/01/2012 to 12/31/2012	10.34891	11.37195	9,296
01/01/2013 to 12/31/2013	11.37195	12.79389	3,354
01/01/2014 to 12/31/2014	12.79389	13.16595	4,493
01/01/2015 to 12/31/2015	13.16595	12.60460	3,322
01/01/2016 to 12/31/2016	12.60460	12.83230	3,231
01/01/2017 to 12/31/2017	12.83230	14.52183	4,372
01/01/2018 to 12/31/2018	14.52183	13.01159	1,885
01/01/2019 to 12/31/2019	13.01159	15.03487	303
01/01/2020 to 12/31/2020	15.03487	16.46057	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.44626	9.18224	371
01/01/2012 to 12/31/2012	9.18224	10.82961	233
01/01/2013 to 12/31/2013	10.82961	12.08721	124
01/01/2014 to 12/31/2014	12.08721	10.94988	108
01/01/2015 to 12/31/2015	10.94988	10.29783	75
01/01/2016 to 12/31/2016	10.29783	10.15653	51
01/01/2017 to 12/31/2017	10.15653	12.73953	45
01/01/2018 to 12/31/2018	12.73953	10.17028	49
01/01/2019 to 12/31/2019	10.17028	12.51855	36
01/01/2020 to 12/31/2020	12.51855	13.69597	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.47594	10.15974	12,836
01/01/2012 to 12/31/2012	10.15974	10.88258	9,694
01/01/2013 to 12/31/2013	10.88258	11.69050	6,433
01/01/2014 to 12/31/2014	11.69050	11.92682	5,564
01/01/2015 to 12/31/2015	11.92682	11.51815	1,405
01/01/2016 to 12/31/2016	11.51815	11.57248	1,094
01/01/2017 to 12/31/2017	11.57248	12.55702	10,017
01/01/2018 to 12/31/2018	12.55702	11.52394	3,440
01/01/2019 to 12/31/2019	11.52394	12.77820	116
01/01/2020 to 12/31/2020	12.77820	13.76642	0
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.66273	10.38511	2,812
01/01/2012 to 12/31/2012	10.38511	11.57292	2,308
01/01/2013 to 12/31/2013	11.57292	15.28316	780
01/01/2014 to 12/31/2014	15.28316	16.19191	529
01/01/2015 to 12/31/2015	16.19191	17.33172	459
01/01/2016 to 12/31/2016	17.33172	16.52426	528
01/01/2017 to 12/31/2017	16.52426	21.71790	1,361
01/01/2018 to 12/31/2018	21.71790	20.66956	344
01/01/2019 to 12/31/2019	20.66956	26.51790	48
01/01/2020 to 12/31/2020	26.51790	39.52152	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.18639	10.72467	1,261
01/01/2012 to 12/31/2012	10.72467	11.64820	1,007
01/01/2013 to 12/31/2013	11.64820	15.39591	362
01/01/2014 to 12/31/2014	15.39591	16.47307	751
01/01/2015 to 12/31/2015	16.47307	17.54300	658
01/01/2016 to 12/31/2016	17.54300	17.92082	638
01/01/2017 to 12/31/2017	17.92082	23.06088	1,197
01/01/2018 to 12/31/2018	23.06088	21.70754	6,445
01/01/2019 to 12/31/2019	21.70754	27.64524	10
01/01/2020 to 12/31/2020	27.64524	35.19728	0
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.78001	10.10344	5,029
01/01/2012 to 12/31/2012	10.10344	12.03038	2,208
01/01/2013 to 12/31/2013	12.03038	14.85617	945
01/01/2014 to 12/31/2014	14.85617	14.89515	15,233
01/01/2015 to 12/31/2015	14.89515	14.19991	11,139
01/01/2016 to 12/31/2016	14.19991	14.71671	20,301
01/01/2017 to 12/31/2017	14.71671	17.63461	14,397
01/01/2018 to 12/31/2018	17.63461	15.42860	9,201
01/01/2019 to 12/31/2019	15.42860	19.39905	245
01/01/2020 to 12/31/2020	19.39905	21.42994	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99729	10.20965	0
01/01/2013 to 12/31/2013	10.20965	11.74625	0
01/01/2014 to 12/31/2014	11.74625	11.94851	3,569
01/01/2015 to 12/31/2015	11.94851	11.41659	2,080
01/01/2016 to 12/31/2016	11.41659	11.52384	1,656
01/01/2017 to 12/31/2017	11.52384	12.98944	2,410
01/01/2018 to 12/31/2018	12.98944	11.52511	221
01/01/2019 to 12/31/2019	11.52511	13.68876	148
01/01/2020 to 12/31/2020	13.68876	14.55150	0
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.75587	10.34505	2,234
01/01/2012 to 12/31/2012	10.34505	11.71821	2,007
01/01/2013 to 12/31/2013	11.71821	15.49919	629
01/01/2014 to 12/31/2014	15.49919	16.30161	649
01/01/2015 to 12/31/2015	16.30161	16.91189	512
01/01/2016 to 12/31/2016	16.91189	16.67638	398
01/01/2017 to 12/31/2017	16.67638	21.09119	1,624
01/01/2018 to 12/31/2018	21.09119	20.84053	619
01/01/2019 to 12/31/2019	20.84053	27.78100	0
01/01/2020 to 12/31/2020	27.78100	35.07032	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99729	10.13488	0
01/01/2013 to 12/31/2013	10.13488	13.18913	0
01/01/2014 to 12/31/2014	13.18913	14.06429	0
01/01/2015 to 12/31/2015	14.06429	13.50882	0
01/01/2016 to 12/31/2016	13.50882	14.82836	0
01/01/2017 to 12/31/2017	14.82836	16.83577	0
01/01/2018 to 12/31/2018	16.83577	14.63233	0
01/01/2019 to 12/31/2019	14.63233	18.31150	0
01/01/2020 to 12/31/2020	18.31150	18.40622	0
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.29475	10.60285	5,877
01/01/2012 to 12/31/2012	10.60285	12.26970	3,111
01/01/2013 to 12/31/2013	12.26970	15.69263	1,337
01/01/2014 to 12/31/2014	15.69263	16.93279	1,324
01/01/2015 to 12/31/2015	16.93279	15.45093	9,129
01/01/2016 to 12/31/2016	15.45093	15.19584	15,694
01/01/2017 to 12/31/2017	15.19584	18.68687	11,072
01/01/2018 to 12/31/2018	18.68687	17.28997	9,770
01/01/2019 to 12/31/2019	17.28997	21.77253	329
01/01/2020 to 12/31/2020	21.77253	28.40398	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.11549	10.48759	12,178
01/01/2012 to 12/31/2012	10.48759	11.88402	5,259
01/01/2013 to 12/31/2013	11.88402	16.32801	3,317
01/01/2014 to 12/31/2014	16.32801	18.04860	3,157
01/01/2015 to 12/31/2015	18.04860	16.47763	3,445
01/01/2016 to 12/31/2016	16.47763	18.85004	3,060
01/01/2017 to 12/31/2017	18.85004	20.75428	3,215
01/01/2018 to 12/31/2018	20.75428	16.77466	3,024
01/01/2019 to 12/31/2019	16.77466	19.64022	197
01/01/2020 to 12/31/2020	19.64022	18.66257	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.48476	10.24577	148,696
01/01/2012 to 12/31/2012	10.24577	10.94056	110,573
01/01/2013 to 12/31/2013	10.94056	11.56013	31,948
01/01/2014 to 12/31/2014	11.56013	11.83043	54,400
01/01/2015 to 12/31/2015	11.83043	11.46245	36,732
01/01/2016 to 12/31/2016	11.46245	11.70362	17,784
01/01/2017 to 12/31/2017	11.70362	12.47139	16,744
01/01/2018 to 12/31/2018	12.47139	11.72123	11,949
01/01/2019 to 12/31/2019	11.72123	13.01182	533
01/01/2020 to 12/31/2020	13.01182	13.73230	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01721	10.04222	0
01/01/2012 to 12/31/2012	10.04222	10.40601	0
01/01/2013 to 12/31/2013	10.40601	9.83495	0
01/01/2014 to 12/31/2014	9.83495	10.09214	8,031
01/01/2015 to 12/31/2015	10.09214	9.73794	0
01/01/2016 to 12/31/2016	9.73794	9.81877	263
01/01/2017 to 12/31/2017	9.81877	10.03925	267
01/01/2018 to 12/31/2018	10.03925	9.63218	250
01/01/2019 to 12/31/2019	9.63218	10.22817	1,317
01/01/2020 to 12/31/2020	10.22817	10.49447	0
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.38660	10.33249	33,759
01/01/2012 to 12/31/2012	10.33249	11.28775	23,645
01/01/2013 to 12/31/2013	11.28775	12.78042	8,148
01/01/2014 to 12/31/2014	12.78042	13.50235	14,118
01/01/2015 to 12/31/2015	13.50235	12.98346	70,360
01/01/2016 to 12/31/2016	12.98346	13.83069	48,283
01/01/2017 to 12/31/2017	13.83069	15.53659	161,726
01/01/2018 to 12/31/2018	15.53659	13.88731	70,290
01/01/2019 to 12/31/2019	13.88731	16.01290	10,054
01/01/2020 to 12/31/2020	16.01290	16.39984	0
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.77565	10.78653	0
01/01/2012 to 12/31/2012	10.78653	12.39780	0
01/01/2013 to 12/31/2013	12.39780	15.88482	0
01/01/2014 to 12/31/2014	15.88482	18.01413	0
01/01/2015 to 12/31/2015	18.01413	17.96535	0
01/01/2016 to 12/31/2016	17.96535	19.96377	64
01/01/2017 to 12/31/2017	19.96377	23.61507	58
01/01/2018 to 12/31/2018	23.61507	20.96622	2,969
01/01/2019 to 12/31/2019	20.96622	25.24775	50
01/01/2020 to 12/31/2020	25.24775	23.15997	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99728	8.80236	0
01/01/2012 to 12/31/2012	8.80236	9.63634	0
01/01/2013 to 12/31/2013	9.63634	11.41147	0
01/01/2014 to 12/31/2014	11.41147	11.75826	0
01/01/2015 to 12/31/2015	11.75826	11.39323	0
01/01/2016 to 12/31/2016	11.39323	11.72091	0
01/01/2017 to 12/31/2017	11.72091	13.40418	0
01/01/2018 to 12/31/2018	13.40418	12.11957	0
01/01/2019 to 12/31/2019	12.11957	14.21222	0
01/01/2020 to 12/31/2020	14.21222	15.34212	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.02896	10.11241	19,152
01/01/2012 to 12/31/2012	10.11241	11.74716	6,168
01/01/2013 to 12/31/2013	11.74716	16.00405	5,687
01/01/2014 to 12/31/2014	16.00405	16.24891	5,568
01/01/2015 to 12/31/2015	16.24891	15.93062	5,334
01/01/2016 to 12/31/2016	15.93062	16.60094	5,526
01/01/2017 to 12/31/2017	16.60094	20.51107	5,625
01/01/2018 to 12/31/2018	20.51107	17.68902	5,373
01/01/2019 to 12/31/2019	17.68902	23.35794	0
01/01/2020 to 12/31/2020	23.35794	30.55103	0
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.48393	11.96054	13,558
01/01/2012 to 12/31/2012	11.96054	12.98010	5,339
01/01/2013 to 12/31/2013	12.98010	16.97575	5,095
01/01/2014 to 12/31/2014	16.97575	17.05122	5,254
01/01/2015 to 12/31/2015	17.05122	16.62656	5,046
01/01/2016 to 12/31/2016	16.62656	18.03043	5,024
01/01/2017 to 12/31/2017	18.03043	21.61856	4,848
01/01/2018 to 12/31/2018	21.61856	19.15431	4,652
01/01/2019 to 12/31/2019	19.15431	24.11372	7
01/01/2020 to 12/31/2020	24.11372	34.62058	0
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.34575	10.32143	8,067
01/01/2012 to 12/31/2012	10.32143	11.79891	3,144
01/01/2013 to 12/31/2013	11.79891	15.68537	2,767
01/01/2014 to 12/31/2014	15.68537	15.97506	2,902
01/01/2015 to 12/31/2015	15.97506	14.78965	2,894
01/01/2016 to 12/31/2016	14.78965	18.48939	2,585
01/01/2017 to 12/31/2017	18.48939	19.20455	2,705
01/01/2018 to 12/31/2018	19.20455	15.40457	2,828
01/01/2019 to 12/31/2019	15.40457	18.17980	9
01/01/2020 to 12/31/2020	18.17980	17.74060	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.57983	10.43968	82,958
01/01/2012 to 12/31/2012	10.43968	11.46301	63,617
01/01/2013 to 12/31/2013	11.46301	12.95747	23,450
01/01/2014 to 12/31/2014	12.95747	13.27357	48,759
01/01/2015 to 12/31/2015	13.27357	12.84757	43,303
01/01/2016 to 12/31/2016	12.84757	13.36885	23,712
01/01/2017 to 12/31/2017	13.36885	14.92874	30,947
01/01/2018 to 12/31/2018	14.92874	13.67163	11,695
01/01/2019 to 12/31/2019	13.67163	15.98455	659
01/01/2020 to 12/31/2020	15.98455	17.40358	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.01931	10.48112	2,700
01/01/2012 to 12/31/2012	10.48112	11.92283	1,172
01/01/2013 to 12/31/2013	11.92283	16.61426	791
01/01/2014 to 12/31/2014	16.61426	17.41566	13,552
01/01/2015 to 12/31/2015	17.41566	18.46448	8,688
01/01/2016 to 12/31/2016	18.46448	18.34792	15,542
01/01/2017 to 12/31/2017	18.34792	24.47971	10,286
01/01/2018 to 12/31/2018	24.47971	24.59531	1,023
01/01/2019 to 12/31/2019	24.59531	30.51374	171
01/01/2020 to 12/31/2020	30.51374	41.27462	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.55547	10.16268	2,215
01/01/2012 to 12/31/2012	10.16268	11.14947	1,028
01/01/2013 to 12/31/2013	11.14947	14.52284	456
01/01/2014 to 12/31/2014	14.52284	14.26965	933
01/01/2015 to 12/31/2015	14.26965	12.96865	666
01/01/2016 to 12/31/2016	12.96865	13.31720	871
01/01/2017 to 12/31/2017	13.31720	15.01858	883
01/01/2018 to 12/31/2018	15.01858	13.11691	645
01/01/2019 to 12/31/2019	13.11691	15.98648	507
01/01/2020 to 12/31/2020	15.98648	15.79009	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.35536	9.34768	6,503
01/01/2012 to 12/31/2012	9.34768	9.37032	3,972
01/01/2013 to 12/31/2013	9.37032	10.46023	1,733
01/01/2014 to 12/31/2014	10.46023	9.27387	2,005
01/01/2015 to 12/31/2015	9.27387	7.24476	2,851
01/01/2016 to 12/31/2016	7.24476	8.73543	2,067
01/01/2017 to 12/31/2017	8.73543	9.32347	2,642
01/01/2018 to 12/31/2018	9.32347	7.51672	1,966
01/01/2019 to 12/31/2019	7.51672	8.49907	887
01/01/2020 to 12/31/2020	8.49907	8.03993	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.37997	10.63064	11,219
01/01/2012 to 12/31/2012	10.63064	12.17806	4,540
01/01/2013 to 12/31/2013	12.17806	15.60173	3,319
01/01/2014 to 12/31/2014	15.60173	17.35430	3,257
01/01/2015 to 12/31/2015	17.35430	15.68053	3,555
01/01/2016 to 12/31/2016	15.68053	17.29563	3,353
01/01/2017 to 12/31/2017	17.29563	19.83624	3,218
01/01/2018 to 12/31/2018	19.83624	16.01672	3,324
01/01/2019 to 12/31/2019	16.01672	18.46297	380
01/01/2020 to 12/31/2020	18.46297	16.82436	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99728	8.74046	939
01/01/2012 to 12/31/2012	8.74046	9.38672	10,512
01/01/2013 to 12/31/2013	9.38672	10.94380	1,185
01/01/2014 to 12/31/2014	10.94380	11.17089	429
01/01/2015 to 12/31/2015	11.17089	10.73944	2,430
01/01/2016 to 12/31/2016	10.73944	11.06928	458
01/01/2017 to 12/31/2017	11.06928	12.16648	5,829
01/01/2018 to 12/31/2018	12.16648	11.18070	1,701
01/01/2019 to 12/31/2019	11.18070	13.04077	1,400
01/01/2020 to 12/31/2020	13.04077	13.45708	0
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.29052	10.55671	18,479
01/01/2012 to 12/31/2012	10.55671	11.01502	9,985
01/01/2013 to 12/31/2013	11.01502	10.49795	2,935
01/01/2014 to 12/31/2014	10.49795	10.88780	20,708
01/01/2015 to 12/31/2015	10.88780	10.66430	14,403
01/01/2016 to 12/31/2016	10.66430	10.85003	23,269
01/01/2017 to 12/31/2017	10.85003	11.16065	21,211
01/01/2018 to 12/31/2018	11.16065	10.55146	16,157
01/01/2019 to 12/31/2019	10.55146	11.46436	839
01/01/2020 to 12/31/2020	11.46436	11.99119	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.85224	10.42656	42,594,262
01/01/2012 to 12/31/2012	10.42656	11.58413	71,538,173
01/01/2013 to 12/31/2013	11.58413	12.57392	77,473,527
01/01/2014 to 12/31/2014	12.57392	12.88443	72,004,214
01/01/2015 to 12/31/2015	12.88443	12.30764	62,207,727
01/01/2016 to 12/31/2016	12.30764	12.91762	57,725,182
01/01/2017 to 12/31/2017	12.91762	14.35469	56,610,359
01/01/2018 to 12/31/2018	14.35469	13.01451	43,954,204
01/01/2019 to 12/31/2019	13.01451	14.90762	62,281,306
01/01/2020 to 12/31/2020	14.90762	15.33453	76,426,189
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.95858	10.82832	47,458,243
01/01/2012 to 12/31/2012	10.82832	12.14616	109,306,110
01/01/2013 to 12/31/2013	12.14616	13.97323	135,002,684
01/01/2014 to 12/31/2014	13.97323	14.63392	131,151,777
01/01/2015 to 12/31/2015	14.63392	14.55973	125,485,848
01/01/2016 to 12/31/2016	14.55973	15.39207	119,561,720
01/01/2017 to 12/31/2017	15.39207	17.76399	113,864,875
01/01/2018 to 12/31/2018	17.76399	16.49985	103,233,199
01/01/2019 to 12/31/2019	16.49985	19.84522	112,975,650
01/01/2020 to 12/31/2020	19.84522	21.67920	127,399,725
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.84421	10.50892	34,942,290
01/01/2012 to 12/31/2012	10.50892	11.43867	76,433,200
01/01/2013 to 12/31/2013	11.43867	12.69438	89,549,949
01/01/2014 to 12/31/2014	12.69438	13.17323	86,073,847
01/01/2015 to 12/31/2015	13.17323	12.98042	85,011,193
01/01/2016 to 12/31/2016	12.98042	13.42887	79,570,288
01/01/2017 to 12/31/2017	13.42887	15.40633	75,442,567
01/01/2018 to 12/31/2018	15.40633	14.00336	66,634,068
01/01/2019 to 12/31/2019	14.00336	16.31578	74,317,915
01/01/2020 to 12/31/2020	16.31578	18.37402	79,581,663
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.81032	10.54027	51,822,696
01/01/2012 to 12/31/2012	10.54027	11.70096	95,086,413
01/01/2013 to 12/31/2013	11.70096	13.58699	108,004,337
01/01/2014 to 12/31/2014	13.58699	14.28492	104,688,818
01/01/2015 to 12/31/2015	14.28492	14.16631	100,855,684
01/01/2016 to 12/31/2016	14.16631	14.86310	96,376,654
01/01/2017 to 12/31/2017	14.86310	16.85707	90,563,635
01/01/2018 to 12/31/2018	16.85707	15.81588	82,121,626
01/01/2019 to 12/31/2019	15.81588	18.64139	100,626,270
01/01/2020 to 12/31/2020	18.64139	20.56419	112,925,962

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99892	9.18873	9,845,067
01/01/2012 to 12/31/2012	9.18873	10.14802	32,239,015
01/01/2013 to 12/31/2013	10.14802	11.10316	39,947,696
01/01/2014 to 12/31/2014	11.10316	11.49527	38,477,637
01/01/2015 to 12/31/2015	11.49527	11.00542	36,923,489
01/01/2016 to 12/31/2016	11.00542	11.61872	34,789,227
01/01/2017 to 12/31/2017	11.61872	12.91431	32,948,296
01/01/2018 to 12/31/2018	12.91431	12.07270	29,787,512
01/01/2019 to 12/31/2019	12.07270	14.01539	28,041,844
01/01/2020 to 12/31/2020	14.01539	14.48857	31,930,908
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.13563	10.22893	2,292,661
01/01/2012 to 12/31/2012	10.22893	10.56974	3,905,299
01/01/2013 to 12/31/2013	10.56974	10.20540	3,835,593
01/01/2014 to 12/31/2014	10.20540	10.06284	3,284,424
01/01/2015 to 12/31/2015	10.06284	9.98020	3,046,628
01/01/2016 to 12/31/2016	9.98020	10.01180	3,391,361
01/01/2017 to 12/31/2017	10.01180	10.05055	3,390,196
01/01/2018 to 12/31/2018	10.05055	9.99295	2,778,142
01/01/2019 to 12/31/2019	9.99295	10.31886	4,331,762
01/01/2020 to 12/31/2020	10.31886	10.44583	6,587,307
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.40977	10.60112	23,130,649
01/01/2012 to 12/31/2012	10.60112	11.43860	41,511,081
01/01/2013 to 12/31/2013	11.43860	11.08248	43,635,171
01/01/2014 to 12/31/2014	11.08248	11.40123	39,817,544
01/01/2015 to 12/31/2015	11.40123	11.01583	35,702,691
01/01/2016 to 12/31/2016	11.01583	11.33255	34,218,588
01/01/2017 to 12/31/2017	11.33255	11.67344	35,692,962
01/01/2018 to 12/31/2018	11.67344	11.44483	30,206,555
01/01/2019 to 12/31/2019	11.44483	12.33819	43,810,452
01/01/2020 to 12/31/2020	12.33819	13.07478	58,989,495
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.89145	10.48915	37,814,832
01/01/2012 to 12/31/2012	10.48915	11.77340	71,673,405
01/01/2013 to 12/31/2013	11.77340	14.25584	91,056,416
01/01/2014 to 12/31/2014	14.25584	15.05481	93,754,523
01/01/2015 to 12/31/2015	15.05481	14.93839	93,090,208
01/01/2016 to 12/31/2016	14.93839	15.75247	91,616,029
01/01/2017 to 12/31/2017	15.75247	18.32966	89,916,064
01/01/2018 to 12/31/2018	18.32966	16.96532	83,653,007
01/01/2019 to 12/31/2019	16.96532	20.47010	111,647,690
01/01/2020 to 12/31/2020	20.47010	22.91529	131,475,469
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99892	11.69855	337,855
01/01/2014 to 12/31/2014	11.69855	13.11792	882,045
01/01/2015 to 12/31/2015	13.11792	12.48497	1,062,825
01/01/2016 to 12/31/2016	12.48497	14.15832	1,813,490
01/01/2017 to 12/31/2017	14.15832	16.54656	1,898,072
01/01/2018 to 12/31/2018	16.54656	15.55216	1,589,177
01/01/2019 to 12/31/2019	15.55216	20.11318	2,544,958
01/01/2020 to 12/31/2020	20.11318	20.79014	3,577,832

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.60747	10.87942	646,128
01/01/2012 to 12/31/2012	10.87942	13.61620	1,364,624
01/01/2013 to 12/31/2013	13.61620	14.02348	1,607,441
01/01/2014 to 12/31/2014	14.02348	15.76833	1,502,841
01/01/2015 to 12/31/2015	15.76833	15.54934	1,354,710
01/01/2016 to 12/31/2016	15.54934	15.48493	1,341,604
01/01/2017 to 12/31/2017	15.48493	16.94800	1,334,780
01/01/2018 to 12/31/2018	16.94800	15.93869	1,028,416
01/01/2019 to 12/31/2019	15.93869	19.68420	1,371,966
01/01/2020 to 12/31/2020	19.68420	18.85606	1,856,219
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.84909	12.46608	1,407,302
01/01/2012 to 12/31/2012	12.46608	14.19219	2,945,554
01/01/2013 to 12/31/2013	14.19219	14.44656	3,316,891
01/01/2014 to 12/31/2014	14.44656	18.66669	3,127,567
01/01/2015 to 12/31/2015	18.66669	19.31653	2,993,773
01/01/2016 to 12/31/2016	19.31653	19.98386	2,956,092
01/01/2017 to 12/31/2017	19.98386	20.95658	2,865,375
01/01/2018 to 12/31/2018	20.95658	19.69922	2,258,871
01/01/2019 to 12/31/2019	19.69922	25.51258	2,939,786
01/01/2020 to 12/31/2020	25.51258	24.46661	4,001,607
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.73867	9.23763	3,023,669
01/01/2012 to 12/31/2012	9.23763	10.75214	5,293,609
01/01/2013 to 12/31/2013	10.75214	10.63612	6,002,369
01/01/2014 to 12/31/2014	10.63612	10.00622	5,942,158
01/01/2015 to 12/31/2015	10.00622	8.22421	5,760,840
01/01/2016 to 12/31/2016	8.22421	9.12099	5,529,751
01/01/2017 to 12/31/2017	9.12099	11.37732	6,108,913
01/01/2018 to 12/31/2018	11.37732	9.65141	5,317,470
01/01/2019 to 12/31/2019	9.65141	10.79757	8,271,307
01/01/2020 to 12/31/2020	10.79757	11.08984	11,871,744
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	11.07430	10.76605	30,056,901
01/01/2012 to 12/31/2012	10.76605	11.75601	61,925,756
01/01/2013 to 12/31/2013	11.75601	13.31592	71,844,421
01/01/2014 to 12/31/2014	13.31592	13.55705	69,080,118
01/01/2015 to 12/31/2015	13.55705	13.51341	66,295,023
01/01/2016 to 12/31/2016	13.51341	13.90530	63,403,497
01/01/2017 to 12/31/2017	13.90530	15.98573	59,903,195
01/01/2018 to 12/31/2018	15.98573	14.55487	53,425,378
01/01/2019 to 12/31/2019	14.55487	17.23877	60,109,759
01/01/2020 to 12/31/2020	17.23877	18.50501	68,613,637
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99964	10.07243	4,814,200

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.75964	10.56611	22,958,371
01/01/2012 to 12/31/2012	10.56611	11.48504	41,175,974
01/01/2013 to 12/31/2013	11.48504	12.44907	44,585,269
01/01/2014 to 12/31/2014	12.44907	12.78375	41,995,467
01/01/2015 to 12/31/2015	12.78375	12.50271	37,849,400
01/01/2016 to 12/31/2016	12.50271	12.98903	34,961,532
01/01/2017 to 12/31/2017	12.98903	14.39532	35,240,065
01/01/2018 to 12/31/2018	14.39532	13.20449	28,575,968
01/01/2019 to 12/31/2019	13.20449	15.12091	36,653,143
01/01/2020 to 12/31/2020	15.12091	16.26249	41,694,173
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.55299	11.55148	2,116,961
01/01/2012 to 12/31/2012	11.55148	13.18999	3,931,041
01/01/2013 to 12/31/2013	13.18999	18.07134	4,197,555
01/01/2014 to 12/31/2014	18.07134	19.12024	4,256,557
01/01/2015 to 12/31/2015	19.12024	17.83491	3,929,367
01/01/2016 to 12/31/2016	17.83491	21.88329	3,658,580
01/01/2017 to 12/31/2017	21.88329	24.23206	3,628,683
01/01/2018 to 12/31/2018	24.23206	20.55190	3,061,801
01/01/2019 to 12/31/2019	20.55190	24.87644	4,450,328
01/01/2020 to 12/31/2020	24.87644	25.15133	6,102,041
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.89691	9.77005	4,326,809
01/01/2012 to 12/31/2012	9.77005	9.64353	4,676,589
01/01/2013 to 12/31/2013	9.64353	9.51854	4,207,604
01/01/2014 to 12/31/2014	9.51854	9.39464	3,624,760
01/01/2015 to 12/31/2015	9.39464	9.27261	4,718,023
01/01/2016 to 12/31/2016	9.27261	9.15228	4,638,929
01/01/2017 to 12/31/2017	9.15228	9.06428	4,652,636
01/01/2018 to 12/31/2018	9.06428	9.06211	4,532,734
01/01/2019 to 12/31/2019	9.06211	9.09555	5,843,979
01/01/2020 to 12/31/2020	9.09555	8.99780	11,638,224
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.82146	11.01977	1,710,687
01/01/2012 to 12/31/2012	11.01977	12.38543	3,907,154
01/01/2013 to 12/31/2013	12.38543	13.10213	3,814,984
01/01/2014 to 12/31/2014	13.10213	13.26266	3,598,293
01/01/2015 to 12/31/2015	13.26266	12.62368	3,169,706
01/01/2016 to 12/31/2016	12.62368	14.37813	3,116,162
01/01/2017 to 12/31/2017	14.37813	15.25193	2,915,558
01/01/2018 to 12/31/2018	15.25193	14.75366	2,405,538
01/01/2019 to 12/31/2019	14.75366	16.78977	3,243,762
01/01/2020 to 12/31/2020	16.78977	17.00842	4,293,356
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.67679	10.09724	542,453
01/01/2012 to 12/31/2012	10.09724	11.64872	913,594
01/01/2013 to 12/31/2013	11.64872	16.08032	1,399,306
01/01/2014 to 12/31/2014	16.08032	18.05291	1,852,753
01/01/2015 to 12/31/2015	18.05291	16.42198	1,835,667
01/01/2016 to 12/31/2016	16.42198	19.43222	1,875,204
01/01/2017 to 12/31/2017	19.43222	22.86130	2,088,577
01/01/2018 to 12/31/2018	22.86130	19.36949	2,012,145
01/01/2019 to 12/31/2019	19.36949	24.76188	2,931,329
01/01/2020 to 12/31/2020	24.76188	24.50627	4,134,568

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.31839	9.72769	771,375
01/01/2012 to 12/31/2012	9.72769	11.55656	1,325,316
01/01/2013 to 12/31/2013	11.55656	13.57997	1,536,699
01/01/2014 to 12/31/2014	13.57997	12.66291	1,532,376
01/01/2015 to 12/31/2015	12.66291	12.89176	1,643,743
01/01/2016 to 12/31/2016	12.89176	12.24381	1,590,312
01/01/2017 to 12/31/2017	12.24381	16.36626	1,952,066
01/01/2018 to 12/31/2018	16.36626	13.99914	1,920,210
01/01/2019 to 12/31/2019	13.99914	18.25409	2,728,247
01/01/2020 to 12/31/2020	18.25409	23.65985	3,483,065
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.85463	9.36922	921,394
01/01/2012 to 12/31/2012	9.36922	10.78951	1,612,819
01/01/2013 to 12/31/2013	10.78951	12.72239	1,787,522
01/01/2014 to 12/31/2014	12.72239	11.71529	1,964,990
01/01/2015 to 12/31/2015	11.71529	11.65752	1,944,692
01/01/2016 to 12/31/2016	11.65752	11.57308	2,056,859
01/01/2017 to 12/31/2017	11.57308	14.02897	2,167,866
01/01/2018 to 12/31/2018	14.02897	11.61149	1,920,246
01/01/2019 to 12/31/2019	11.61149	13.75529	2,779,012
01/01/2020 to 12/31/2020	13.75529	13.49413	3,690,439
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.65798	11.82865	157,599,837
01/01/2012 to 12/31/2012	11.82865	12.77233	52,336,429
01/01/2013 to 12/31/2013	12.77233	12.20515	5,003,778
01/01/2014 to 12/31/2014	12.20515	12.85709	5,538,543
01/01/2015 to 12/31/2015	12.85709	12.83878	29,285,670
01/01/2016 to 12/31/2016	12.83878	13.20503	27,863,833
01/01/2017 to 12/31/2017	13.20503	13.59580	8,382,678
01/01/2018 to 12/31/2018	13.59580	13.38227	52,269,083
01/01/2019 to 12/31/2019	13.38227	14.69167	31,065,348
01/01/2020 to 12/31/2020	14.69167	16.88859	33,581,730
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.93142	10.72799	19,401,400
01/01/2012 to 12/31/2012	10.72799	12.02671	41,033,414
01/01/2013 to 12/31/2013	12.02671	13.80307	49,271,077
01/01/2014 to 12/31/2014	13.80307	14.49073	47,403,224
01/01/2015 to 12/31/2015	14.49073	14.15256	45,190,211
01/01/2016 to 12/31/2016	14.15256	14.69775	42,635,427
01/01/2017 to 12/31/2017	14.69775	16.96691	41,060,375
01/01/2018 to 12/31/2018	16.96691	15.51079	37,101,040
01/01/2019 to 12/31/2019	15.51079	18.28375	42,903,481
01/01/2020 to 12/31/2020	18.28375	20.42092	47,843,521
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.61546	9.51892	1,916,869
01/01/2012 to 12/31/2012	9.51892	11.45344	3,407,661
01/01/2013 to 12/31/2013	11.45344	13.04109	3,911,087
01/01/2014 to 12/31/2014	13.04109	12.05224	4,282,724
01/01/2015 to 12/31/2015	12.05224	11.56310	4,315,389
01/01/2016 to 12/31/2016	11.56310	11.63353	4,112,031
01/01/2017 to 12/31/2017	11.63353	14.88519	4,492,002
01/01/2018 to 12/31/2018	14.88519	12.12438	4,111,393
01/01/2019 to 12/31/2019	12.12438	15.22443	5,645,454
01/01/2020 to 12/31/2020	15.22443	16.99197	7,078,027

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.64561	10.53196	15,572,403
01/01/2012 to 12/31/2012	10.53196	11.50931	31,860,933
01/01/2013 to 12/31/2013	11.50931	12.61294	36,354,440
01/01/2014 to 12/31/2014	12.61294	13.12731	34,342,863
01/01/2015 to 12/31/2015	13.12731	12.93297	31,865,101
01/01/2016 to 12/31/2016	12.93297	13.25501	30,176,659
01/01/2017 to 12/31/2017	13.25501	14.67172	28,233,514
01/01/2018 to 12/31/2018	14.67172	13.73759	24,560,623
01/01/2019 to 12/31/2019	13.73759	15.53975	29,426,847
01/01/2020 to 12/31/2020	15.53975	17.07893	33,132,569
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.83550	10.76565	797,535
01/01/2012 to 12/31/2012	10.76565	12.23930	1,808,115
01/01/2013 to 12/31/2013	12.23930	16.48876	1,829,077
01/01/2014 to 12/31/2014	16.48876	17.82120	1,956,031
01/01/2015 to 12/31/2015	17.82120	19.46008	2,224,526
01/01/2016 to 12/31/2016	19.46008	18.92630	2,094,769
01/01/2017 to 12/31/2017	18.92630	25.37413	1,998,463
01/01/2018 to 12/31/2018	25.37413	24.63897	1,823,287
01/01/2019 to 12/31/2019	24.63897	32.24720	2,455,141
01/01/2020 to 12/31/2020	32.24720	49.02762	3,540,208
AST Large-Cap Core Portfolio
04/29/2013* to 12/31/2013	9.99892	11.70512	4,515
01/01/2014 to 12/31/2014	11.70512	13.31379	38,581
01/01/2015 to 12/31/2015	13.31379	13.34352	70,520
01/01/2016 to 12/31/2016	13.34352	14.60020	61,357
01/01/2017 to 12/31/2017	14.60020	17.49643	47,082
01/01/2018 to 12/31/2018	17.49643	16.03284	49,946
01/01/2019 to 12/31/2019	16.03284	19.81036	30,072
01/01/2020 to 12/31/2020	19.81036	21.73243	47,532
AST Legg Mason Diversified Growth Portfolio
11/24/2014* to 12/31/2014	9.99892	9.94571	0
01/01/2015 to 12/31/2015	9.94571	9.72775	2,665
01/01/2016 to 12/31/2016	9.72775	10.45780	4,734
01/01/2017 to 12/31/2017	10.45780	11.82978	27,022
01/01/2018 to 12/31/2018	11.82978	10.95483	24,384
01/01/2019 to 12/31/2019	10.95483	12.78592	24,440
01/01/2020 to 12/31/2020	12.78592	13.38599	18,748
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.36749	11.11743	1,812,224
01/01/2012 to 12/31/2012	11.11743	12.31871	3,120,192
01/01/2013 to 12/31/2013	12.31871	16.61002	3,127,655
01/01/2014 to 12/31/2014	16.61002	18.13007	4,698,405
01/01/2015 to 12/31/2015	18.13007	19.69664	4,217,655
01/01/2016 to 12/31/2016	19.69664	20.52521	4,339,258
01/01/2017 to 12/31/2017	20.52521	26.94244	3,894,413
01/01/2018 to 12/31/2018	26.94244	25.87563	3,059,055
01/01/2019 to 12/31/2019	25.87563	33.61743	3,902,398
01/01/2020 to 12/31/2020	33.61743	43.66285	4,179,873

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.95462	10.47366	2,094,896
01/01/2012 to 12/31/2012	10.47366	12.72311	3,834,508
01/01/2013 to 12/31/2013	12.72311	16.02802	4,423,523
01/01/2014 to 12/31/2014	16.02802	16.39392	4,727,245
01/01/2015 to 12/31/2015	16.39392	15.94369	4,738,020
01/01/2016 to 12/31/2016	15.94369	16.85607	4,763,295
01/01/2017 to 12/31/2017	16.85607	20.60381	4,748,493
01/01/2018 to 12/31/2018	20.60381	18.39193	4,110,258
01/01/2019 to 12/31/2019	18.39193	23.59101	5,561,323
01/01/2020 to 12/31/2020	23.59101	26.58581	6,836,954
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99893	10.34858	5,633,961
01/01/2013 to 12/31/2013	10.34858	12.14602	8,580,223
01/01/2014 to 12/31/2014	12.14602	12.60409	8,561,196
01/01/2015 to 12/31/2015	12.60409	12.28577	8,320,159
01/01/2016 to 12/31/2016	12.28577	12.65041	7,778,604
01/01/2017 to 12/31/2017	12.65041	14.54570	7,618,424
01/01/2018 to 12/31/2018	14.54570	13.16770	6,977,733
01/01/2019 to 12/31/2019	13.16770	15.95489	7,936,846
01/01/2020 to 12/31/2020	15.95489	17.30240	9,841,496
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.93006	10.72407	498,962
01/01/2012 to 12/31/2012	10.72407	12.39282	919,859
01/01/2013 to 12/31/2013	12.39282	16.72156	1,111,962
01/01/2014 to 12/31/2014	16.72156	17.94181	1,136,003
01/01/2015 to 12/31/2015	17.94181	18.98862	1,126,642
01/01/2016 to 12/31/2016	18.98862	19.10047	1,187,232
01/01/2017 to 12/31/2017	19.10047	24.64204	1,220,558
01/01/2018 to 12/31/2018	24.64204	24.84283	1,215,334
01/01/2019 to 12/31/2019	24.84283	33.78329	1,786,330
01/01/2020 to 12/31/2020	33.78329	43.50659	2,237,125
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99893	10.21028	31,266
01/01/2013 to 12/31/2013	10.21028	13.55475	273,167
01/01/2014 to 12/31/2014	13.55475	14.74552	465,480
01/01/2015 to 12/31/2015	14.74552	14.44861	684,392
01/01/2016 to 12/31/2016	14.44861	16.17865	1,576,534
01/01/2017 to 12/31/2017	16.17865	18.73770	1,934,539
01/01/2018 to 12/31/2018	18.73770	16.61574	1,776,797
01/01/2019 to 12/31/2019	16.61574	21.21263	2,815,198
01/01/2020 to 12/31/2020	21.21263	21.75234	4,158,523
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.47753	10.99121	1,561,424
01/01/2012 to 12/31/2012	10.99121	12.97601	3,150,800
01/01/2013 to 12/31/2013	12.97601	16.93019	3,445,624
01/01/2014 to 12/31/2014	16.93019	18.63631	3,345,412
01/01/2015 to 12/31/2015	18.63631	17.34822	6,665,215
01/01/2016 to 12/31/2016	17.34822	17.40477	6,275,353
01/01/2017 to 12/31/2017	17.40477	21.83303	6,022,901
01/01/2018 to 12/31/2018	21.83303	20.61058	5,275,594
01/01/2019 to 12/31/2019	20.61058	26.47705	6,877,429
01/01/2020 to 12/31/2020	26.47705	35.23737	8,218,778

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.29548	10.87188	1,477,755
01/01/2012 to 12/31/2012	10.87188	12.56833	2,700,776
01/01/2013 to 12/31/2013	12.56833	17.61601	3,282,523
01/01/2014 to 12/31/2014	17.61601	19.86467	3,370,772
01/01/2015 to 12/31/2015	19.86467	18.50123	3,407,101
01/01/2016 to 12/31/2016	18.50123	21.59009	3,542,064
01/01/2017 to 12/31/2017	21.59009	24.24853	3,519,996
01/01/2018 to 12/31/2018	24.24853	19.99644	2,955,116
01/01/2019 to 12/31/2019	19.99644	23.88416	4,473,913
01/01/2020 to 12/31/2020	23.88416	23.15284	6,582,573
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.65463	10.62112	38,352,053
01/01/2012 to 12/31/2012	10.62112	11.57039	76,760,100
01/01/2013 to 12/31/2013	11.57039	12.47194	84,138,208
01/01/2014 to 12/31/2014	12.47194	13.02073	78,752,875
01/01/2015 to 12/31/2015	13.02073	12.86986	74,275,430
01/01/2016 to 12/31/2016	12.86986	13.40474	70,837,040
01/01/2017 to 12/31/2017	13.40474	14.57126	68,584,253
01/01/2018 to 12/31/2018	14.57126	13.97244	61,020,539
01/01/2019 to 12/31/2019	13.97244	15.82362	74,471,209
01/01/2020 to 12/31/2020	15.82362	17.03627	88,392,565
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01884	10.07683	225,014
01/01/2012 to 12/31/2012	10.07683	10.65287	1,971,643
01/01/2013 to 12/31/2013	10.65287	10.27127	2,034,980
01/01/2014 to 12/31/2014	10.27127	10.75219	2,546,543
01/01/2015 to 12/31/2015	10.75219	10.58400	3,045,721
01/01/2016 to 12/31/2016	10.58400	10.88655	3,633,263
01/01/2017 to 12/31/2017	10.88655	11.35471	4,332,139
01/01/2018 to 12/31/2018	11.35471	11.11519	4,524,762
01/01/2019 to 12/31/2019	11.11519	12.04077	6,727,844
01/01/2020 to 12/31/2020	12.04077	12.60316	11,637,228
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.57100	10.71112	27,779,420
01/01/2012 to 12/31/2012	10.71112	11.93776	61,916,682
01/01/2013 to 12/31/2013	11.93776	13.78859	75,826,374
01/01/2014 to 12/31/2014	13.78859	14.86104	75,102,702
01/01/2015 to 12/31/2015	14.86104	14.57797	131,503,415
01/01/2016 to 12/31/2016	14.57797	15.84120	126,150,523
01/01/2017 to 12/31/2017	15.84120	18.15252	212,927,149
01/01/2018 to 12/31/2018	18.15252	16.55449	185,011,532
01/01/2019 to 12/31/2019	16.55449	19.47290	234,185,950
01/01/2020 to 12/31/2020	19.47290	20.34537	276,531,872
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.95026	11.18180	522,206
01/01/2012 to 12/31/2012	11.18180	13.11164	1,275,386
01/01/2013 to 12/31/2013	13.11164	17.13775	1,420,819
01/01/2014 to 12/31/2014	17.13775	19.82656	2,225,663
01/01/2015 to 12/31/2015	19.82656	20.17140	2,211,945
01/01/2016 to 12/31/2016	20.17140	22.86543	2,253,436
01/01/2017 to 12/31/2017	22.86543	27.59065	2,267,956
01/01/2018 to 12/31/2018	27.59065	24.99267	1,943,986
01/01/2019 to 12/31/2019	24.99267	30.70289	2,570,194
01/01/2020 to 12/31/2020	30.70289	28.73179	3,307,872

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99892	8.92125	1,754,314
01/01/2012 to 12/31/2012	8.92125	9.96370	4,023,163
01/01/2013 to 12/31/2013	9.96370	12.03673	5,764,125
01/01/2014 to 12/31/2014	12.03673	12.65262	6,283,362
01/01/2015 to 12/31/2015	12.65262	12.50693	6,732,968
01/01/2016 to 12/31/2016	12.50693	13.12509	6,862,491
01/01/2017 to 12/31/2017	13.12509	15.31131	6,893,160
01/01/2018 to 12/31/2018	15.31131	14.12473	5,844,607
01/01/2019 to 12/31/2019	14.12473	16.89730	6,038,757
01/01/2020 to 12/31/2020	16.89730	18.60824	7,390,091
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.22363	10.48304	1,124,729
01/01/2012 to 12/31/2012	10.48304	12.42355	2,127,538
01/01/2013 to 12/31/2013	12.42355	17.26646	2,102,106
01/01/2014 to 12/31/2014	17.26646	17.88395	2,197,817
01/01/2015 to 12/31/2015	17.88395	17.88711	1,993,846
01/01/2016 to 12/31/2016	17.88711	19.01429	1,806,533
01/01/2017 to 12/31/2017	19.01429	23.96456	1,807,415
01/01/2018 to 12/31/2018	23.96456	21.08659	1,603,062
01/01/2019 to 12/31/2019	21.08659	28.40537	2,195,571
01/01/2020 to 12/31/2020	28.40537	37.90098	2,461,454
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.68615	12.39878	1,173,374
01/01/2012 to 12/31/2012	12.39878	13.72749	2,036,602
01/01/2013 to 12/31/2013	13.72749	18.31474	2,375,484
01/01/2014 to 12/31/2014	18.31474	18.76702	2,285,222
01/01/2015 to 12/31/2015	18.76702	18.66860	2,308,210
01/01/2016 to 12/31/2016	18.66860	20.65158	2,036,940
01/01/2017 to 12/31/2017	20.65158	25.25871	2,096,246
01/01/2018 to 12/31/2018	25.25871	22.83360	1,984,798
01/01/2019 to 12/31/2019	22.83360	29.32496	2,822,413
01/01/2020 to 12/31/2020	29.32496	42.94988	3,460,509
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.52948	10.69970	674,683
01/01/2012 to 12/31/2012	10.69970	12.47826	1,137,605
01/01/2013 to 12/31/2013	12.47826	16.92247	1,401,395
01/01/2014 to 12/31/2014	16.92247	17.58238	1,309,433
01/01/2015 to 12/31/2015	17.58238	16.60583	1,172,046
01/01/2016 to 12/31/2016	16.60583	21.17695	1,416,829
01/01/2017 to 12/31/2017	21.17695	22.43803	1,430,104
01/01/2018 to 12/31/2018	22.43803	18.36352	1,196,711
01/01/2019 to 12/31/2019	18.36352	22.10853	1,671,513
01/01/2020 to 12/31/2020	22.10853	22.00932	2,325,172
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.75123	10.82213	63,513,321
01/01/2012 to 12/31/2012	10.82213	12.12288	145,939,065
01/01/2013 to 12/31/2013	12.12288	13.97954	178,940,013
01/01/2014 to 12/31/2014	13.97954	14.60907	174,069,787
01/01/2015 to 12/31/2015	14.60907	14.42529	213,526,209
01/01/2016 to 12/31/2016	14.42529	15.31223	204,906,629
01/01/2017 to 12/31/2017	15.31223	17.44229	194,859,272
01/01/2018 to 12/31/2018	17.44229	16.29732	177,493,199
01/01/2019 to 12/31/2019	16.29732	19.43835	195,448,379
01/01/2020 to 12/31/2020	19.43835	21.59030	220,237,026

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Growth Opportunities Portfolio
02/10/2014* to 12/31/2014	9.99892	10.54562	30,745
01/01/2015 to 12/31/2015	10.54562	10.56463	64,218
01/01/2016 to 12/31/2016	10.56463	10.99577	50,329
01/01/2017 to 12/31/2017	10.99577	13.06767	110,103
01/01/2018 to 12/31/2018	13.06767	11.91193	88,704
01/01/2019 to 12/31/2019	11.91193	14.66408	87,339
01/01/2020 to 12/31/2020	14.66408	16.45630	102,464
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.19772	10.86500	2,911,305
01/01/2012 to 12/31/2012	10.86500	12.60921	6,187,873
01/01/2013 to 12/31/2013	12.60921	17.92452	6,764,866
01/01/2014 to 12/31/2014	17.92452	19.16797	6,933,113
01/01/2015 to 12/31/2015	19.16797	20.73190	6,968,679
01/01/2016 to 12/31/2016	20.73190	21.01510	6,825,446
01/01/2017 to 12/31/2017	21.01510	28.60108	6,886,422
01/01/2018 to 12/31/2018	28.60108	29.31875	6,194,844
01/01/2019 to 12/31/2019	29.31875	37.10678	8,456,828
01/01/2020 to 12/31/2020	37.10678	51.20342	9,769,382
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.72651	10.53507	1,075,827
01/01/2012 to 12/31/2012	10.53507	11.79151	2,609,217
01/01/2013 to 12/31/2013	11.79151	15.66850	2,689,434
01/01/2014 to 12/31/2014	15.66850	15.70586	2,558,144
01/01/2015 to 12/31/2015	15.70586	14.56174	2,336,205
01/01/2016 to 12/31/2016	14.56174	15.25369	2,259,507
01/01/2017 to 12/31/2017	15.25369	17.54800	2,188,665
01/01/2018 to 12/31/2018	17.54800	15.63700	2,111,420
01/01/2019 to 12/31/2019	15.63700	19.44191	10,442,079
01/01/2020 to 12/31/2020	19.44191	19.59029	13,846,227
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.53931	9.69046	3,623,775
01/01/2012 to 12/31/2012	9.69046	9.91022	6,609,370
01/01/2013 to 12/31/2013	9.91022	11.28586	6,644,160
01/01/2014 to 12/31/2014	11.28586	10.20778	6,586,862
01/01/2015 to 12/31/2015	10.20778	8.13532	6,511,734
01/01/2016 to 12/31/2016	8.13532	10.00630	6,532,771
01/01/2017 to 12/31/2017	10.00630	10.89442	6,402,442
01/01/2018 to 12/31/2018	10.89442	8.96148	4,853,847
01/01/2019 to 12/31/2019	8.96148	10.33681	7,489,596
01/01/2020 to 12/31/2020	10.33681	9.97582	11,806,257
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.56425	11.02019	757,319
01/01/2012 to 12/31/2012	11.02019	12.87930	1,350,942
01/01/2013 to 12/31/2013	12.87930	16.83252	1,500,566
01/01/2014 to 12/31/2014	16.83252	19.10071	1,498,281
01/01/2015 to 12/31/2015	19.10071	17.60657	1,404,131
01/01/2016 to 12/31/2016	17.60657	19.81025	1,247,382
01/01/2017 to 12/31/2017	19.81025	23.17660	1,213,510
01/01/2018 to 12/31/2018	23.17660	19.09354	1,046,438
01/01/2019 to 12/31/2019	19.09354	22.45333	1,485,689
01/01/2020 to 12/31/2020	22.45333	20.87340	2,169,443

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99892	8.85848	4,979,895
01/01/2012 to 12/31/2012	8.85848	9.70561	18,698,706
01/01/2013 to 12/31/2013	9.70561	11.54352	28,572,256
01/01/2014 to 12/31/2014	11.54352	12.02061	29,632,288
01/01/2015 to 12/31/2015	12.02061	11.78924	28,202,886
01/01/2016 to 12/31/2016	11.78924	12.39552	26,763,357
01/01/2017 to 12/31/2017	12.39552	13.89783	25,576,513
01/01/2018 to 12/31/2018	13.89783	13.03078	23,100,033
01/01/2019 to 12/31/2019	13.03078	15.50494	23,989,924
01/01/2020 to 12/31/2020	15.50494	16.32248	26,373,129
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.45725	10.94324	4,779,811
01/01/2012 to 12/31/2012	10.94324	11.64904	8,298,215
01/01/2013 to 12/31/2013	11.64904	11.32595	8,829,497
01/01/2014 to 12/31/2014	11.32595	11.98316	10,550,657
01/01/2015 to 12/31/2015	11.98316	11.97368	10,990,475
01/01/2016 to 12/31/2016	11.97368	12.42690	12,067,436
01/01/2017 to 12/31/2017	12.42690	13.03934	14,020,937
01/01/2018 to 12/31/2018	13.03934	12.57749	19,894,686
01/01/2019 to 12/31/2019	12.57749	13.94101	27,775,052
01/01/2020 to 12/31/2020	13.94101	14.87540	38,795,192
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	9.99893	10.39933	23,551
01/01/2013 to 12/31/2013	10.39933	9.42915	58,232
01/01/2014 to 12/31/2014	9.42915	9.43260	51,091
01/01/2015 to 12/31/2015	9.43260	9.02303	55,247
01/01/2016 to 12/31/2016	9.02303	9.85061	51,701
01/01/2017 to 12/31/2017	9.85061	10.62723	74,448
01/01/2018 to 12/31/2018	10.62723	9.78901	26,795
01/01/2019 to 12/31/2019	9.78901	11.09660	37,241
01/01/2020 to 12/31/2020	11.09660	11.76794	80,711
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	9.90769	8.82880	60,469
01/01/2019 to 12/31/2019	8.82880	10.66757	79,495
01/01/2020 to 12/31/2020	10.66757	11.68632	93,642
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	9.91839	9.41927	107,322
01/01/2019 to 12/31/2019	9.41927	12.18573	194,411
01/01/2020 to 12/31/2020	12.18573	14.20154	198,327
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II (2.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.72802	10.16130	80,163
01/01/2012 to 12/31/2012	10.16130	11.12891	71,250
01/01/2013 to 12/31/2013	11.12891	11.90837	48,443
01/01/2014 to 12/31/2014	11.90837	12.02921	36,354
01/01/2015 to 12/31/2015	12.02921	11.32759	15,050
01/01/2016 to 12/31/2016	11.32759	11.72082	12,197
01/01/2017 to 12/31/2017	11.72082	12.84061	14,269
01/01/2018 to 12/31/2018	12.84061	11.47569	6,083
01/01/2019 to 12/31/2019	11.47569	12.95856	10,980
01/01/2020 to 12/31/2020	12.95856	13.14060	7,758
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.83318	10.55300	97,519
01/01/2012 to 12/31/2012	10.55300	11.66908	83,040
01/01/2013 to 12/31/2013	11.66908	13.23395	76,665
01/01/2014 to 12/31/2014	13.23395	13.66311	79,086
01/01/2015 to 12/31/2015	13.66311	13.40099	53,358
01/01/2016 to 12/31/2016	13.40099	13.96682	39,533
01/01/2017 to 12/31/2017	13.96682	15.89119	47,164
01/01/2018 to 12/31/2018	15.89119	14.54977	24,790
01/01/2019 to 12/31/2019	14.54977	17.25161	45,593
01/01/2020 to 12/31/2020	17.25161	18.57857	48,081
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.72024	10.24187	51,420
01/01/2012 to 12/31/2012	10.24187	10.98948	39,344
01/01/2013 to 12/31/2013	10.98948	12.02286	23,665
01/01/2014 to 12/31/2014	12.02286	12.29951	28,813
01/01/2015 to 12/31/2015	12.29951	11.94756	21,667
01/01/2016 to 12/31/2016	11.94756	12.18547	14,403
01/01/2017 to 12/31/2017	12.18547	13.78216	17,940
01/01/2018 to 12/31/2018	13.78216	12.34837	7,697
01/01/2019 to 12/31/2019	12.34837	14.18349	15,619
01/01/2020 to 12/31/2020	14.18349	15.74618	19,658
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.68666	10.27226	133,796
01/01/2012 to 12/31/2012	10.27226	11.24135	109,294
01/01/2013 to 12/31/2013	11.24135	12.86823	82,660
01/01/2014 to 12/31/2014	12.86823	13.33735	79,827
01/01/2015 to 12/31/2015	13.33735	13.03902	48,953
01/01/2016 to 12/31/2016	13.03902	13.48695	38,533
01/01/2017 to 12/31/2017	13.48695	15.08000	41,955
01/01/2018 to 12/31/2018	15.08000	13.94672	20,234
01/01/2019 to 12/31/2019	13.94672	16.20528	29,665
01/01/2020 to 12/31/2020	16.20528	17.62344	27,696

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99775	9.10110	939
01/01/2012 to 12/31/2012	9.10110	9.90840	732
01/01/2013 to 12/31/2013	9.90840	10.68726	14,176
01/01/2014 to 12/31/2014	10.68726	10.90769	7,846
01/01/2015 to 12/31/2015	10.90769	10.29469	3,465
01/01/2016 to 12/31/2016	10.29469	10.71466	3,772
01/01/2017 to 12/31/2017	10.71466	11.74110	2,649
01/01/2018 to 12/31/2018	11.74110	10.81937	828
01/01/2019 to 12/31/2019	10.81937	12.38231	5,055
01/01/2020 to 12/31/2020	12.38231	12.61883	4,958
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.01971	9.96892	1,154
01/01/2012 to 12/31/2012	9.96892	10.15469	744
01/01/2013 to 12/31/2013	10.15469	9.66568	189
01/01/2014 to 12/31/2014	9.66568	9.39565	216
01/01/2015 to 12/31/2015	9.39565	9.18614	417
01/01/2016 to 12/31/2016	9.18614	9.08486	75
01/01/2017 to 12/31/2017	9.08486	8.99102	226
01/01/2018 to 12/31/2018	8.99102	8.81224	78
01/01/2019 to 12/31/2019	8.81224	8.97058	4,260
01/01/2020 to 12/31/2020	8.97058	8.95198	3,739
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.29072	10.33172	105,236
01/01/2012 to 12/31/2012	10.33172	10.98946	85,338
01/01/2013 to 12/31/2013	10.98946	10.49630	36,550
01/01/2014 to 12/31/2014	10.49630	10.64502	43,802
01/01/2015 to 12/31/2015	10.64502	10.13924	41,608
01/01/2016 to 12/31/2016	10.13924	10.28333	30,236
01/01/2017 to 12/31/2017	10.28333	10.44282	40,159
01/01/2018 to 12/31/2018	10.44282	10.09228	24,573
01/01/2019 to 12/31/2019	10.09228	10.72575	26,978
01/01/2020 to 12/31/2020	10.72575	11.20478	30,762
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.69820	12.52320	368,195
01/01/2012 to 12/31/2012	12.52320	13.01240	393,962
01/01/2013 to 12/31/2013	13.01240	11.77459	234,197
01/01/2014 to 12/31/2014	11.77459	12.33666	266,546
01/01/2015 to 12/31/2015	12.33666	12.21762	274,635
01/01/2016 to 12/31/2016	12.21762	12.13025	272,765
01/01/2017 to 12/31/2017	12.13025	11.99013	193,234
01/01/2018 to 12/31/2018	11.99013	11.67253	190,440
01/01/2019 to 12/31/2019	11.67253	11.93305	596,810
01/01/2020 to 12/31/2020	11.93305	11.97684	985,890
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99775	11.91076	58,451
01/01/2012 to 12/31/2012	11.91076	12.26620	96,824
01/01/2013 to 12/31/2013	12.26620	10.77189	74,429
01/01/2014 to 12/31/2014	10.77189	11.56789	70,516
01/01/2015 to 12/31/2015	11.56789	11.49155	82,762
01/01/2016 to 12/31/2016	11.49155	11.38620	93,781
01/01/2017 to 12/31/2017	11.38620	11.25340	70,147
01/01/2018 to 12/31/2018	11.25340	10.93182	53,749
01/01/2019 to 12/31/2019	10.93182	11.26334	40,443
01/01/2020 to 12/31/2020	11.26334	11.50823	122,516

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99701	10.30344	5,022
01/01/2013 to 12/31/2013	10.30344	9.00269	367,104
01/01/2014 to 12/31/2014	9.00269	9.86507	188,268
01/01/2015 to 12/31/2015	9.86507	9.85866	21,882
01/01/2016 to 12/31/2016	9.85866	9.77641	1,358
01/01/2017 to 12/31/2017	9.77641	9.67449	1,408
01/01/2018 to 12/31/2018	9.67449	9.38701	1,045
01/01/2019 to 12/31/2019	9.38701	9.72805	10,485
01/01/2020 to 12/31/2020	9.72805	10.10629	9,511
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99850	8.66918	49,182
01/01/2014 to 12/31/2014	8.66918	9.66595	45,381
01/01/2015 to 12/31/2015	9.66595	9.67214	924
01/01/2016 to 12/31/2016	9.67214	9.59096	0
01/01/2017 to 12/31/2017	9.59096	9.48967	0
01/01/2018 to 12/31/2018	9.48967	9.17254	4,905
01/01/2019 to 12/31/2019	9.17254	9.63508	31,324
01/01/2020 to 12/31/2020	9.63508	10.18653	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99850	11.19944	25,998
01/01/2015 to 12/31/2015	11.19944	11.11490	247,405
01/01/2016 to 12/31/2016	11.11490	11.08281	53,689
01/01/2017 to 12/31/2017	11.08281	10.98160	40,568
01/01/2018 to 12/31/2018	10.98160	10.60501	78,797
01/01/2019 to 12/31/2019	10.60501	11.21814	57,857
01/01/2020 to 12/31/2020	11.21814	12.15385	36,293
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99850	9.84675	694
01/01/2016 to 12/31/2016	9.84675	9.78047	186,643
01/01/2017 to 12/31/2017	9.78047	9.74751	148,218
01/01/2018 to 12/31/2018	9.74751	9.38435	146,184
01/01/2019 to 12/31/2019	9.38435	10.04678	239,398
01/01/2020 to 12/31/2020	10.04678	10.81941	100,089
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99701	9.78915	107,450
01/01/2017 to 12/31/2017	9.78915	9.78123	71,447
01/01/2018 to 12/31/2018	9.78123	9.39591	85,564
01/01/2019 to 12/31/2019	9.39591	10.11935	395,207
01/01/2020 to 12/31/2020	10.11935	11.01486	75,145
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99700	9.94490	8,552
01/01/2018 to 12/31/2018	9.94490	9.47614	37,760
01/01/2019 to 12/31/2019	9.47614	10.28887	35,126
01/01/2020 to 12/31/2020	10.28887	11.48095	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99700	9.57290	4,955
01/01/2019 to 12/31/2019	9.57290	10.45995	28,606
01/01/2020 to 12/31/2020	10.45995	11.83557	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99850	11.13127	46,284
01/01/2020 to 12/31/2020	11.13127	12.40255	41,955
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99850	11.01460	568,878

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.76684	10.22230	112,785
01/01/2012 to 12/31/2012	10.22230	11.31077	94,667
01/01/2013 to 12/31/2013	11.31077	13.50152	94,221
01/01/2014 to 12/31/2014	13.50152	14.05587	90,459
01/01/2015 to 12/31/2015	14.05587	13.74926	89,796
01/01/2016 to 12/31/2016	13.74926	14.29352	64,650
01/01/2017 to 12/31/2017	14.29352	16.39699	79,837
01/01/2018 to 12/31/2018	16.39699	14.95989	32,891
01/01/2019 to 12/31/2019	14.95989	17.79440	136,927
01/01/2020 to 12/31/2020	17.79440	19.63746	130,039
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99775	11.55659	0
01/01/2014 to 12/31/2014	11.55659	12.77488	0
01/01/2015 to 12/31/2015	12.77488	11.98596	0
01/01/2016 to 12/31/2016	11.98596	13.40026	33
01/01/2017 to 12/31/2017	13.40026	15.43941	0
01/01/2018 to 12/31/2018	15.43941	14.30443	0
01/01/2019 to 12/31/2019	14.30443	18.23727	0
01/01/2020 to 12/31/2020	18.23727	18.58353	0
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.47469	10.60270	1,950
01/01/2012 to 12/31/2012	10.60270	13.08119	1,698
01/01/2013 to 12/31/2013	13.08119	13.28131	301
01/01/2014 to 12/31/2014	13.28131	14.72209	522
01/01/2015 to 12/31/2015	14.72209	14.31166	234
01/01/2016 to 12/31/2016	14.31166	14.05091	163
01/01/2017 to 12/31/2017	14.05091	15.16104	259
01/01/2018 to 12/31/2018	15.16104	14.05475	104
01/01/2019 to 12/31/2019	14.05475	17.11148	306
01/01/2020 to 12/31/2020	17.11148	16.15887	340
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.71378	12.14917	3,876
01/01/2012 to 12/31/2012	12.14917	13.63494	3,750
01/01/2013 to 12/31/2013	13.63494	13.68240	1,822
01/01/2014 to 12/31/2014	13.68240	17.42880	1,356
01/01/2015 to 12/31/2015	17.42880	17.77975	682
01/01/2016 to 12/31/2016	17.77975	18.13409	481
01/01/2017 to 12/31/2017	18.13409	18.74797	959
01/01/2018 to 12/31/2018	18.74797	17.37169	212
01/01/2019 to 12/31/2019	17.37169	22.17924	167
01/01/2020 to 12/31/2020	22.17924	20.96788	361
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.60441	9.00244	4,727
01/01/2012 to 12/31/2012	9.00244	10.32934	2,787
01/01/2013 to 12/31/2013	10.32934	10.07284	460
01/01/2014 to 12/31/2014	10.07284	9.34178	835
01/01/2015 to 12/31/2015	9.34178	7.56897	514
01/01/2016 to 12/31/2016	7.56897	8.27550	363
01/01/2017 to 12/31/2017	8.27550	10.17686	459
01/01/2018 to 12/31/2018	10.17686	8.50979	1,444
01/01/2019 to 12/31/2019	8.50979	9.38527	1,497
01/01/2020 to 12/31/2020	9.38527	9.50258	982

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.94766	10.49225	67,404
01/01/2012 to 12/31/2012	10.49225	11.29416	60,079
01/01/2013 to 12/31/2013	11.29416	12.61143	33,142
01/01/2014 to 12/31/2014	12.61143	12.65766	37,334
01/01/2015 to 12/31/2015	12.65766	12.43791	25,644
01/01/2016 to 12/31/2016	12.43791	12.61768	15,730
01/01/2017 to 12/31/2017	12.61768	14.30042	18,090
01/01/2018 to 12/31/2018	14.30042	12.83463	8,449
01/01/2019 to 12/31/2019	12.83463	14.98586	14,435
01/01/2020 to 12/31/2020	14.98586	15.85862	13,504
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99925	10.05320	250
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.63651	10.29738	48,274
01/01/2012 to 12/31/2012	10.29738	11.03380	42,560
01/01/2013 to 12/31/2013	11.03380	11.79030	35,843
01/01/2014 to 12/31/2014	11.79030	11.93560	36,608
01/01/2015 to 12/31/2015	11.93560	11.50768	24,215
01/01/2016 to 12/31/2016	11.50768	11.78628	19,151
01/01/2017 to 12/31/2017	11.78628	12.87764	14,236
01/01/2018 to 12/31/2018	12.87764	11.64376	7,583
01/01/2019 to 12/31/2019	11.64376	13.14458	18,082
01/01/2020 to 12/31/2020	13.14458	13.93645	20,635
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.42102	11.25787	5,011
01/01/2012 to 12/31/2012	11.25787	12.67206	2,795
01/01/2013 to 12/31/2013	12.67206	17.11573	2,644
01/01/2014 to 12/31/2014	17.11573	17.85232	2,864
01/01/2015 to 12/31/2015	17.85232	16.41583	2,259
01/01/2016 to 12/31/2016	16.41583	19.85737	1,926
01/01/2017 to 12/31/2017	19.85737	21.67779	2,291
01/01/2018 to 12/31/2018	21.67779	18.12297	2,425
01/01/2019 to 12/31/2019	18.12297	21.62539	3,453
01/01/2020 to 12/31/2020	21.62539	21.55420	3,712
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.78359	9.52209	3,391
01/01/2012 to 12/31/2012	9.52209	9.26522	1,696
01/01/2013 to 12/31/2013	9.26522	9.01512	1,766
01/01/2014 to 12/31/2014	9.01512	8.77178	2,020
01/01/2015 to 12/31/2015	8.77178	8.53500	394
01/01/2016 to 12/31/2016	8.53500	8.30517	217
01/01/2017 to 12/31/2017	8.30517	8.10913	212
01/01/2018 to 12/31/2018	8.10913	7.99153	188
01/01/2019 to 12/31/2019	7.99153	7.90727	5,661
01/01/2020 to 12/31/2020	7.90727	7.71087	5,384

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.69768	10.73964	4,175
01/01/2012 to 12/31/2012	10.73964	11.89904	3,980
01/01/2013 to 12/31/2013	11.89904	12.40911	1,155
01/01/2014 to 12/31/2014	12.40911	12.38295	1,415
01/01/2015 to 12/31/2015	12.38295	11.61910	533
01/01/2016 to 12/31/2016	11.61910	13.04691	738
01/01/2017 to 12/31/2017	13.04691	13.64411	792
01/01/2018 to 12/31/2018	13.64411	13.01005	540
01/01/2019 to 12/31/2019	13.01005	14.59558	604
01/01/2020 to 12/31/2020	14.59558	14.57583	798
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.55472	9.84054	5
01/01/2012 to 12/31/2012	9.84054	11.19120	653
01/01/2013 to 12/31/2013	11.19120	15.22967	673
01/01/2014 to 12/31/2014	15.22967	16.85551	1,303
01/01/2015 to 12/31/2015	16.85551	15.11514	4,333
01/01/2016 to 12/31/2016	15.11514	17.63294	686
01/01/2017 to 12/31/2017	17.63294	20.45138	754
01/01/2018 to 12/31/2018	20.45138	17.08027	640
01/01/2019 to 12/31/2019	17.08027	21.52578	2,503
01/01/2020 to 12/31/2020	21.52578	21.00134	3,108
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.18912	9.48026	1,444
01/01/2012 to 12/31/2012	9.48026	11.10255	954
01/01/2013 to 12/31/2013	11.10255	12.86148	229
01/01/2014 to 12/31/2014	12.86148	11.82273	169
01/01/2015 to 12/31/2015	11.82273	11.86570	534
01/01/2016 to 12/31/2016	11.86570	11.10976	133
01/01/2017 to 12/31/2017	11.10976	14.64060	176
01/01/2018 to 12/31/2018	14.64060	12.34422	128
01/01/2019 to 12/31/2019	12.34422	15.86788	348
01/01/2020 to 12/31/2020	15.86788	20.27546	334
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.73053	9.13080	1,473
01/01/2012 to 12/31/2012	9.13080	10.36547	1,330
01/01/2013 to 12/31/2013	10.36547	12.04897	273
01/01/2014 to 12/31/2014	12.04897	10.93767	224
01/01/2015 to 12/31/2015	10.93767	10.72928	95
01/01/2016 to 12/31/2016	10.72928	10.50085	98
01/01/2017 to 12/31/2017	10.50085	12.54926	96
01/01/2018 to 12/31/2018	12.54926	10.23838	91
01/01/2019 to 12/31/2019	10.23838	11.95660	98
01/01/2020 to 12/31/2020	11.95660	11.56329	236
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.80651	10.45528	24,067
01/01/2012 to 12/31/2012	10.45528	11.55436	16,853
01/01/2013 to 12/31/2013	11.55436	13.07295	13,119
01/01/2014 to 12/31/2014	13.07295	13.52958	13,509
01/01/2015 to 12/31/2015	13.52958	13.02640	7,558
01/01/2016 to 12/31/2016	13.02640	13.33675	5,730
01/01/2017 to 12/31/2017	13.33675	15.17819	5,479
01/01/2018 to 12/31/2018	15.17819	13.67759	3,191
01/01/2019 to 12/31/2019	13.67759	15.89420	4,080
01/01/2020 to 12/31/2020	15.89420	17.50030	4,989

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.49411	9.27676	2,122
01/01/2012 to 12/31/2012	9.27676	11.00339	1,369
01/01/2013 to 12/31/2013	11.00339	12.35100	607
01/01/2014 to 12/31/2014	12.35100	11.25254	574
01/01/2015 to 12/31/2015	11.25254	10.64265	6,383
01/01/2016 to 12/31/2016	10.64265	10.55610	1,108
01/01/2017 to 12/31/2017	10.55610	13.31567	968
01/01/2018 to 12/31/2018	13.31567	10.69105	1,868
01/01/2019 to 12/31/2019	10.69105	13.23425	405
01/01/2020 to 12/31/2020	13.23425	14.56124	98
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.52387	10.26420	34,237
01/01/2012 to 12/31/2012	10.26420	11.05718	29,255
01/01/2013 to 12/31/2013	11.05718	11.94565	24,519
01/01/2014 to 12/31/2014	11.94565	12.25655	21,033
01/01/2015 to 12/31/2015	12.25655	11.90380	9,930
01/01/2016 to 12/31/2016	11.90380	12.02773	6,291
01/01/2017 to 12/31/2017	12.02773	13.12491	4,963
01/01/2018 to 12/31/2018	13.12491	12.11407	2,318
01/01/2019 to 12/31/2019	12.11407	13.50900	8,711
01/01/2020 to 12/31/2020	13.50900	14.63656	8,515
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.71155	10.49190	691
01/01/2012 to 12/31/2012	10.49190	11.75857	2,024
01/01/2013 to 12/31/2013	11.75857	15.61666	303
01/01/2014 to 12/31/2014	15.61666	16.63931	459
01/01/2015 to 12/31/2015	16.63931	17.91179	575
01/01/2016 to 12/31/2016	17.91179	17.17412	61
01/01/2017 to 12/31/2017	17.17412	22.69976	56
01/01/2018 to 12/31/2018	22.69976	21.72761	33
01/01/2019 to 12/31/2019	21.72761	28.03357	335
01/01/2020 to 12/31/2020	28.03357	42.01764	262
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.23754	10.83471	752
01/01/2012 to 12/31/2012	10.83471	11.83484	256
01/01/2013 to 12/31/2013	11.83484	15.73142	48
01/01/2014 to 12/31/2014	15.73142	16.92770	282
01/01/2015 to 12/31/2015	16.92770	18.12955	145
01/01/2016 to 12/31/2016	18.12955	18.62498	106
01/01/2017 to 12/31/2017	18.62498	24.10265	382
01/01/2018 to 12/31/2018	24.10265	22.81797	155
01/01/2019 to 12/31/2019	22.81797	29.22468	5,756
01/01/2020 to 12/31/2020	29.22468	37.41963	3,590
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.82935	10.20729	1,229
01/01/2012 to 12/31/2012	10.20729	12.22327	1,037
01/01/2013 to 12/31/2013	12.22327	15.18002	1,762
01/01/2014 to 12/31/2014	15.18002	15.30634	2,040
01/01/2015 to 12/31/2015	15.30634	14.67487	2,202
01/01/2016 to 12/31/2016	14.67487	15.29508	1,850
01/01/2017 to 12/31/2017	15.29508	18.43160	2,587
01/01/2018 to 12/31/2018	18.43160	16.21809	2,110
01/01/2019 to 12/31/2019	16.21809	20.50762	8,210
01/01/2020 to 12/31/2020	20.50762	22.78327	6,351

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99776	10.24890	1,047
01/01/2013 to 12/31/2013	10.24890	11.85845	1,758
01/01/2014 to 12/31/2014	11.85845	12.13121	1,625
01/01/2015 to 12/31/2015	12.13121	11.65711	1,123
01/01/2016 to 12/31/2016	11.65711	11.83337	977
01/01/2017 to 12/31/2017	11.83337	13.41392	708
01/01/2018 to 12/31/2018	13.41392	11.96980	346
01/01/2019 to 12/31/2019	11.96980	14.29782	768
01/01/2020 to 12/31/2020	14.29782	15.28551	631
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.80508	10.45133	202
01/01/2012 to 12/31/2012	10.45133	11.90597	165
01/01/2013 to 12/31/2013	11.90597	15.83692	1,811
01/01/2014 to 12/31/2014	15.83692	16.75152	2,352
01/01/2015 to 12/31/2015	16.75152	17.47755	1,557
01/01/2016 to 12/31/2016	17.47755	17.33180	1,581
01/01/2017 to 12/31/2017	17.33180	22.04430	1,468
01/01/2018 to 12/31/2018	22.04430	21.90684	1,409
01/01/2019 to 12/31/2019	21.90684	29.36838	236
01/01/2020 to 12/31/2020	29.36838	37.28477	195
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99776	10.15622	0
01/01/2013 to 12/31/2013	10.15622	13.29201	19
01/01/2014 to 12/31/2014	13.29201	14.25459	0
01/01/2015 to 12/31/2015	14.25459	13.76939	0
01/01/2016 to 12/31/2016	13.76939	15.20007	0
01/01/2017 to 12/31/2017	15.20007	17.35562	768
01/01/2018 to 12/31/2018	17.35562	15.17049	386
01/01/2019 to 12/31/2019	15.17049	19.09285	40
01/01/2020 to 12/31/2020	19.09285	19.30077	41
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.34646	10.71178	3,866
01/01/2012 to 12/31/2012	10.71178	12.46639	3,935
01/01/2013 to 12/31/2013	12.46639	16.03477	935
01/01/2014 to 12/31/2014	16.03477	17.40029	896
01/01/2015 to 12/31/2015	17.40029	15.96783	1,517
01/01/2016 to 12/31/2016	15.96783	15.79319	1,052
01/01/2017 to 12/31/2017	15.79319	19.53154	2,394
01/01/2018 to 12/31/2018	19.53154	18.17486	709
01/01/2019 to 12/31/2019	18.17486	23.01694	8,270
01/01/2020 to 12/31/2020	23.01694	30.19807	5,599
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.16638	10.59540	1,821
01/01/2012 to 12/31/2012	10.59540	12.07466	1,582
01/01/2013 to 12/31/2013	12.07466	16.68426	705
01/01/2014 to 12/31/2014	16.68426	18.54723	823
01/01/2015 to 12/31/2015	18.54723	17.02906	429
01/01/2016 to 12/31/2016	17.02906	19.59124	219
01/01/2017 to 12/31/2017	19.59124	21.69250	1,017
01/01/2018 to 12/31/2018	21.69250	17.63330	683
01/01/2019 to 12/31/2019	17.63330	20.76283	3,330
01/01/2020 to 12/31/2020	20.76283	19.84152	3,747

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.53285	10.35103	97,357
01/01/2012 to 12/31/2012	10.35103	11.11596	98,618
01/01/2013 to 12/31/2013	11.11596	11.81223	52,249
01/01/2014 to 12/31/2014	11.81223	12.15718	60,594
01/01/2015 to 12/31/2015	12.15718	11.84594	31,586
01/01/2016 to 12/31/2016	11.84594	12.16388	15,164
01/01/2017 to 12/31/2017	12.16388	13.03542	11,075
01/01/2018 to 12/31/2018	13.03542	12.32132	6,017
01/01/2019 to 12/31/2019	12.32132	13.75579	26,841
01/01/2020 to 12/31/2020	13.75579	14.59994	45,512
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01767	10.05196	0
01/01/2012 to 12/31/2012	10.05196	10.47550	91
01/01/2013 to 12/31/2013	10.47550	9.95682	517
01/01/2014 to 12/31/2014	9.95682	10.27510	408
01/01/2015 to 12/31/2015	10.27510	9.97082	211
01/01/2016 to 12/31/2016	9.97082	10.11065	27
01/01/2017 to 12/31/2017	10.11065	10.39624	964
01/01/2018 to 12/31/2018	10.39624	10.03180	510
01/01/2019 to 12/31/2019	10.03180	10.71317	135
01/01/2020 to 12/31/2020	10.71317	11.05464	1,158
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.43865	10.43861	104,792
01/01/2012 to 12/31/2012	10.43861	11.46855	113,532
01/01/2013 to 12/31/2013	11.46855	13.05885	89,754
01/01/2014 to 12/31/2014	13.05885	13.87493	79,862
01/01/2015 to 12/31/2015	13.87493	13.41753	68,541
01/01/2016 to 12/31/2016	13.41753	14.37413	59,894
01/01/2017 to 12/31/2017	14.37413	16.23855	94,910
01/01/2018 to 12/31/2018	16.23855	14.59767	61,674
01/01/2019 to 12/31/2019	14.59767	16.92762	283,859
01/01/2020 to 12/31/2020	16.92762	17.43524	267,977
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.82499	10.89734	482
01/01/2012 to 12/31/2012	10.89734	12.59643	489
01/01/2013 to 12/31/2013	12.59643	16.23101	184
01/01/2014 to 12/31/2014	16.23101	18.51134	135
01/01/2015 to 12/31/2015	18.51134	18.56612	127
01/01/2016 to 12/31/2016	18.56612	20.74822	121
01/01/2017 to 12/31/2017	20.74822	24.68208	626
01/01/2018 to 12/31/2018	24.68208	22.03891	41
01/01/2019 to 12/31/2019	22.03891	26.69036	2,787
01/01/2020 to 12/31/2020	26.69036	24.62253	2,293
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99775	8.83594	0
01/01/2012 to 12/31/2012	8.83594	9.72824	0
01/01/2013 to 12/31/2013	9.72824	11.58574	0
01/01/2014 to 12/31/2014	11.58574	12.00578	0
01/01/2015 to 12/31/2015	12.00578	11.69925	0
01/01/2016 to 12/31/2016	11.69925	12.10377	0
01/01/2017 to 12/31/2017	12.10377	13.92024	0
01/01/2018 to 12/31/2018	13.92024	12.65823	0
01/01/2019 to 12/31/2019	12.65823	14.92822	0
01/01/2020 to 12/31/2020	14.92822	16.20662	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.08395	10.21630	492
01/01/2012 to 12/31/2012	10.21630	11.93538	829
01/01/2013 to 12/31/2013	11.93538	16.35278	294
01/01/2014 to 12/31/2014	16.35278	16.69730	1,046
01/01/2015 to 12/31/2015	16.69730	16.46333	177
01/01/2016 to 12/31/2016	16.46333	17.25324	209
01/01/2017 to 12/31/2017	17.25324	21.43768	140
01/01/2018 to 12/31/2018	21.43768	18.59390	117
01/01/2019 to 12/31/2019	18.59390	24.69240	4,655
01/01/2020 to 12/31/2020	24.69240	32.47992	4,045
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.54113	12.08356	1,404
01/01/2012 to 12/31/2012	12.08356	13.18823	674
01/01/2013 to 12/31/2013	13.18823	17.34591	283
01/01/2014 to 12/31/2014	17.34591	17.52204	404
01/01/2015 to 12/31/2015	17.52204	17.18290	4,169
01/01/2016 to 12/31/2016	17.18290	18.73936	689
01/01/2017 to 12/31/2017	18.73936	22.59592	1,141
01/01/2018 to 12/31/2018	22.59592	20.13476	994
01/01/2019 to 12/31/2019	20.13476	25.49207	4,352
01/01/2020 to 12/31/2020	25.49207	36.80722	3,484
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.39766	10.42757	600
01/01/2012 to 12/31/2012	10.42757	11.98804	171
01/01/2013 to 12/31/2013	11.98804	16.02732	154
01/01/2014 to 12/31/2014	16.02732	16.41607	166
01/01/2015 to 12/31/2015	16.41607	15.28434	48
01/01/2016 to 12/31/2016	15.28434	19.21614	8
01/01/2017 to 12/31/2017	19.21614	20.07245	86
01/01/2018 to 12/31/2018	20.07245	16.19287	44
01/01/2019 to 12/31/2019	16.19287	19.21874	2,858
01/01/2020 to 12/31/2020	19.21874	18.86107	3,297
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.62833	10.54700	113,620
01/01/2012 to 12/31/2012	10.54700	11.64682	90,747
01/01/2013 to 12/31/2013	11.64682	13.24003	77,472
01/01/2014 to 12/31/2014	13.24003	13.64001	74,515
01/01/2015 to 12/31/2015	13.64001	13.27734	73,257
01/01/2016 to 12/31/2016	13.27734	13.89431	57,125
01/01/2017 to 12/31/2017	13.89431	15.60326	54,364
01/01/2018 to 12/31/2018	15.60326	14.37107	29,011
01/01/2019 to 12/31/2019	14.37107	16.89784	61,914
01/01/2020 to 12/31/2020	16.89784	18.50251	64,263
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.06962	10.58857	2,150
01/01/2012 to 12/31/2012	10.58857	12.11375	1,699
01/01/2013 to 12/31/2013	12.11375	16.97611	1,996
01/01/2014 to 12/31/2014	16.97611	17.89630	3,368
01/01/2015 to 12/31/2015	17.89630	19.08190	2,409
01/01/2016 to 12/31/2016	19.08190	19.06902	1,792
01/01/2017 to 12/31/2017	19.06902	25.58575	4,936
01/01/2018 to 12/31/2018	25.58575	25.85357	3,298
01/01/2019 to 12/31/2019	25.85357	32.25705	4,363
01/01/2020 to 12/31/2020	32.25705	43.88067	1,007

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.60379	10.26707	105
01/01/2012 to 12/31/2012	10.26707	11.32811	205
01/01/2013 to 12/31/2013	11.32811	14.83939	66
01/01/2014 to 12/31/2014	14.83939	14.66362	660
01/01/2015 to 12/31/2015	14.66362	13.40246	248
01/01/2016 to 12/31/2016	13.40246	13.84073	139
01/01/2017 to 12/31/2017	13.84073	15.69731	318
01/01/2018 to 12/31/2018	15.69731	13.78817	779
01/01/2019 to 12/31/2019	13.78817	16.90012	1,367
01/01/2020 to 12/31/2020	16.90012	16.78736	1,776
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.40731	9.44376	9,596
01/01/2012 to 12/31/2012	9.44376	9.52074	7,914
01/01/2013 to 12/31/2013	9.52074	10.68860	4,367
01/01/2014 to 12/31/2014	10.68860	9.53026	4,596
01/01/2015 to 12/31/2015	9.53026	7.48748	1,728
01/01/2016 to 12/31/2016	7.48748	9.07922	1,082
01/01/2017 to 12/31/2017	9.07922	9.74532	1,696
01/01/2018 to 12/31/2018	9.74532	7.90170	535
01/01/2019 to 12/31/2019	7.90170	8.98513	1,336
01/01/2020 to 12/31/2020	8.98513	8.54820	2,103
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.43201	10.73996	1,007
01/01/2012 to 12/31/2012	10.73996	12.37341	1,225
01/01/2013 to 12/31/2013	12.37341	15.94209	374
01/01/2014 to 12/31/2014	15.94209	17.83365	731
01/01/2015 to 12/31/2015	17.83365	16.20531	344
01/01/2016 to 12/31/2016	16.20531	17.97579	277
01/01/2017 to 12/31/2017	17.97579	20.73319	405
01/01/2018 to 12/31/2018	20.73319	16.83672	190
01/01/2019 to 12/31/2019	16.83672	19.51844	2,829
01/01/2020 to 12/31/2020	19.51844	17.88757	3,749
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99775	8.77381	0
01/01/2012 to 12/31/2012	8.77381	9.47622	261
01/01/2013 to 12/31/2013	9.47622	11.11097	1,458
01/01/2014 to 12/31/2014	11.11097	11.40603	3,172
01/01/2015 to 12/31/2015	11.40603	11.02779	24,143
01/01/2016 to 12/31/2016	11.02779	11.43090	9,032
01/01/2017 to 12/31/2017	11.43090	12.63517	3,704
01/01/2018 to 12/31/2018	12.63517	11.67787	1,177
01/01/2019 to 12/31/2019	11.67787	13.69808	3,805
01/01/2020 to 12/31/2020	13.69808	14.21584	7,512
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.33756	10.66490	8,732
01/01/2012 to 12/31/2012	10.66490	11.19133	8,397
01/01/2013 to 12/31/2013	11.19133	10.72657	4,818
01/01/2014 to 12/31/2014	10.72657	11.18815	6,786
01/01/2015 to 12/31/2015	11.18815	11.02065	3,121
01/01/2016 to 12/31/2016	11.02065	11.27609	1,439
01/01/2017 to 12/31/2017	11.27609	11.66453	2,847
01/01/2018 to 12/31/2018	11.66453	11.09096	5,350
01/01/2019 to 12/31/2019	11.09096	12.11908	22,389
01/01/2020 to 12/31/2020	12.11908	12.74815	14,907
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: Basic Death Benefit Only - Cliff M&E (1.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	14.05323	14.90762	62,281,306
01/01/2020 to 12/31/2020	14.90762	15.33453	76,426,189
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	18.07667	19.84522	112,975,650
01/01/2020 to 12/31/2020	19.84522	21.67920	127,399,725
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	15.03902	16.31578	74,317,915
01/01/2020 to 12/31/2020	16.31578	18.37402	79,581,663
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	17.19783	18.64139	100,626,270
01/01/2020 to 12/31/2020	18.64139	20.56419	112,925,962
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	13.09110	14.01539	28,041,844
01/01/2020 to 12/31/2020	14.01539	14.48857	31,930,908
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	10.10356	10.31886	4,331,762
01/01/2020 to 12/31/2020	10.31886	10.44583	6,587,307
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	11.67440	12.33819	43,810,452
01/01/2020 to 12/31/2020	12.33819	13.07478	58,989,495
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	18.73403	20.47010	111,647,690
01/01/2020 to 12/31/2020	20.47010	22.91529	131,475,469
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	17.53234	20.11318	2,544,958
01/01/2020 to 12/31/2020	20.11318	20.79014	3,577,832
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	17.98484	19.68420	1,371,966
01/01/2020 to 12/31/2020	19.68420	18.85606	1,856,219
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	22.47949	25.51258	2,939,786
01/01/2020 to 12/31/2020	25.51258	24.46661	4,001,607
AST Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	10.46660	10.79757	8,271,307
01/01/2020 to 12/31/2020	10.79757	11.08984	11,871,744
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	15.77556	17.23877	60,109,759
01/01/2020 to 12/31/2020	17.23877	18.50501	68,613,637
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99964	10.07243	4,814,200
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	14.10799	15.12091	36,653,143
01/01/2020 to 12/31/2020	15.12091	16.26249	41,694,173
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	23.35725	24.87644	4,450,328
01/01/2020 to 12/31/2020	24.87644	25.15133	6,102,041
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	9.07313	9.09555	5,843,979
01/01/2020 to 12/31/2020	9.09555	8.99780	11,638,224

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
03/18/2019 to 12/31/2019	15.72669	16.78977	3,243,762
01/01/2020 to 12/31/2020	16.78977	17.00842	4,293,356
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	22.68939	24.76188	2,931,329
01/01/2020 to 12/31/2020	24.76188	24.50627	4,134,568
AST International Growth Portfolio
03/18/2019 to 12/31/2019	16.00892	18.25409	2,728,247
01/01/2020 to 12/31/2020	18.25409	23.65985	3,483,065
AST International Value Portfolio
03/18/2019 to 12/31/2019	12.78414	13.75529	2,779,012
01/01/2020 to 12/31/2020	13.75529	13.49413	3,690,439
AST Investment Grade Bond Portfolio
03/18/2019 to 12/31/2019	13.72008	14.69167	31,065,348
01/01/2020 to 12/31/2020	14.69167	16.88859	33,581,730
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	16.83229	18.28375	42,903,481
01/01/2020 to 12/31/2020	18.28375	20.42092	47,843,521
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	13.55122	15.22443	5,645,454
01/01/2020 to 12/31/2020	15.22443	16.99197	7,078,027
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	14.55314	15.53975	29,426,847
01/01/2020 to 12/31/2020	15.53975	17.07893	33,132,569
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	28.62482	32.24720	2,455,141
01/01/2020 to 12/31/2020	32.24720	49.02762	3,540,208
AST Large-Cap Core Portfolio
03/18/2019 to 12/31/2019	18.04400	19.81036	30,072
01/01/2020 to 12/31/2020	19.81036	21.73243	47,532
AST Legg Mason Diversified Growth Portfolio
03/18/2019 to 12/31/2019	11.95474	12.78592	24,440
01/01/2020 to 12/31/2020	12.78592	13.38599	18,748
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	29.65941	33.61743	3,902,398
01/01/2020 to 12/31/2020	33.61743	43.66285	4,179,873
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	21.00950	23.59101	5,561,323
01/01/2020 to 12/31/2020	23.59101	26.58581	6,836,954
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	14.35297	15.95489	7,936,846
01/01/2020 to 12/31/2020	15.95489	17.30240	9,841,496
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	28.86602	33.78329	1,786,330
01/01/2020 to 12/31/2020	33.78329	43.50659	2,237,125
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	18.75366	21.21263	2,815,198
01/01/2020 to 12/31/2020	21.21263	21.75234	4,158,523
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	23.92636	26.47705	6,877,429
01/01/2020 to 12/31/2020	26.47705	35.23737	8,218,778
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	22.91521	23.88416	4,473,913
01/01/2020 to 12/31/2020	23.88416	23.15284	6,582,573

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	14.79269	15.82362	74,471,209
01/01/2020 to 12/31/2020	15.82362	17.03627	88,392,565
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	11.32072	12.04077	6,727,844
01/01/2020 to 12/31/2020	12.04077	12.60316	11,637,228
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	18.09195	19.47290	234,185,950
01/01/2020 to 12/31/2020	19.47290	20.34537	276,531,872
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	27.97268	30.70289	2,570,194
01/01/2020 to 12/31/2020	30.70289	28.73179	3,307,872
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	15.49353	16.89730	6,038,757
01/01/2020 to 12/31/2020	16.89730	18.60824	7,390,091
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	25.64348	28.40537	2,195,571
01/01/2020 to 12/31/2020	28.40537	37.90098	2,461,454
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	27.71934	29.32496	2,822,413
01/01/2020 to 12/31/2020	29.32496	42.94988	3,460,509
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	20.98862	22.10853	1,671,513
01/01/2020 to 12/31/2020	22.10853	22.00932	2,325,172
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	17.74112	19.43835	195,448,379
01/01/2020 to 12/31/2020	19.43835	21.59030	220,237,026
AST T. Rowe Price Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	13.28221	14.66408	87,339
01/01/2020 to 12/31/2020	14.66408	16.45630	102,464
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	33.50310	37.10678	8,456,828
01/01/2020 to 12/31/2020	37.10678	51.20342	9,769,382
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	17.49900	19.44191	10,442,079
01/01/2020 to 12/31/2020	19.44191	19.59029	13,846,227
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	10.08232	10.33681	7,489,596
01/01/2020 to 12/31/2020	10.33681	9.97582	11,806,257
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	21.48303	22.45333	1,485,689
01/01/2020 to 12/31/2020	22.45333	20.87340	2,169,443
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	14.19098	15.50494	23,989,924
01/01/2020 to 12/31/2020	15.50494	16.32248	26,373,129
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	12.93357	13.94101	27,775,052
01/01/2020 to 12/31/2020	13.94101	14.87540	38,795,192
AST Western Asset Emerging Markets Debt Portfolio
03/18/2019 to 12/31/2019	10.34926	11.09660	37,241
01/01/2020 to 12/31/2020	11.09660	11.76794	80,711
PSF Small Capitalization Stock Portfolio
03/18/2019 to 12/31/2019	9.97428	10.66757	79,495
01/01/2020 to 12/31/2020	10.66757	11.68632	93,642

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF Stock Index Portfolio
03/18/2019 to 12/31/2019	10.65376	12.18573	194,411
01/01/2020 to 12/31/2020	12.18573	14.20154	198,327
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II (3.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.69261	10.08624	17,857
01/01/2012 to 12/31/2012	10.08624	11.00113	12,749
01/01/2013 to 12/31/2013	11.00113	11.72347	9,694
01/01/2014 to 12/31/2014	11.72347	11.79386	6,239
01/01/2015 to 12/31/2015	11.79386	11.06033	2,132
01/01/2016 to 12/31/2016	11.06033	11.39744	1,234
01/01/2017 to 12/31/2017	11.39744	12.43519	1,183
01/01/2018 to 12/31/2018	12.43519	11.06728	1,015
01/01/2019 to 12/31/2019	11.06728	12.44608	44
01/01/2020 to 12/31/2020	12.44608	12.56895	0
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.79745	10.47512	41,747
01/01/2012 to 12/31/2012	10.47512	11.53530	43,834
01/01/2013 to 12/31/2013	11.53530	13.02845	61,797
01/01/2014 to 12/31/2014	13.02845	13.39563	15,729
01/01/2015 to 12/31/2015	13.39563	13.08460	7,243
01/01/2016 to 12/31/2016	13.08460	13.58112	5,058
01/01/2017 to 12/31/2017	13.58112	15.38909	5,809
01/01/2018 to 12/31/2018	15.38909	14.03173	3,113
01/01/2019 to 12/31/2019	14.03173	16.56914	2,433
01/01/2020 to 12/31/2020	16.56914	17.77028	0
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.68478	10.16604	9,844
01/01/2012 to 12/31/2012	10.16604	10.86319	5,867
01/01/2013 to 12/31/2013	10.86319	11.83594	3,810
01/01/2014 to 12/31/2014	11.83594	12.05844	3,763
01/01/2015 to 12/31/2015	12.05844	11.66532	3,785
01/01/2016 to 12/31/2016	11.66532	11.84896	2,484
01/01/2017 to 12/31/2017	11.84896	13.34671	2,882
01/01/2018 to 12/31/2018	13.34671	11.90874	1,682
01/01/2019 to 12/31/2019	11.90874	13.62229	2,305
01/01/2020 to 12/31/2020	13.62229	15.06101	0
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.65135	10.19628	34,837
01/01/2012 to 12/31/2012	10.19628	11.11224	23,930
01/01/2013 to 12/31/2013	11.11224	12.66815	22,142
01/01/2014 to 12/31/2014	12.66815	13.07611	14,349
01/01/2015 to 12/31/2015	13.07611	12.73103	6,429
01/01/2016 to 12/31/2016	12.73103	13.11436	2,965
01/01/2017 to 12/31/2017	13.11436	14.60333	1,699
01/01/2018 to 12/31/2018	14.60333	13.45006	1,259
01/01/2019 to 12/31/2019	13.45006	15.56394	0
01/01/2020 to 12/31/2020	15.56394	16.85630	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99741	9.07593	163
01/01/2012 to 12/31/2012	9.07593	9.84016	559
01/01/2013 to 12/31/2013	9.84016	10.56998	6,550
01/01/2014 to 12/31/2014	10.56998	10.74377	3,552
01/01/2015 to 12/31/2015	10.74377	10.09832	1,004
01/01/2016 to 12/31/2016	10.09832	10.46719	152
01/01/2017 to 12/31/2017	10.46719	11.42295	11
01/01/2018 to 12/31/2018	11.42295	10.48272	0
01/01/2019 to 12/31/2019	10.48272	11.94770	0
01/01/2020 to 12/31/2020	11.94770	12.12577	0
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	9.98655	9.89522	10,015
01/01/2012 to 12/31/2012	9.89522	10.03805	11,743
01/01/2013 to 12/31/2013	10.03805	9.51542	4,411
01/01/2014 to 12/31/2014	9.51542	9.21165	2,999
01/01/2015 to 12/31/2015	9.21165	8.96928	753
01/01/2016 to 12/31/2016	8.96928	8.83418	756
01/01/2017 to 12/31/2017	8.83418	8.70705	673
01/01/2018 to 12/31/2018	8.70705	8.49848	656
01/01/2019 to 12/31/2019	8.49848	8.61565	0
01/01/2020 to 12/31/2020	8.61565	8.56236	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.25672	10.25520	37,788
01/01/2012 to 12/31/2012	10.25520	10.86303	27,573
01/01/2013 to 12/31/2013	10.86303	10.33287	16,018
01/01/2014 to 12/31/2014	10.33287	10.43629	7,667
01/01/2015 to 12/31/2015	10.43629	9.89960	3,399
01/01/2016 to 12/31/2016	9.89960	9.99909	2,644
01/01/2017 to 12/31/2017	9.99909	10.11261	1,747
01/01/2018 to 12/31/2018	10.11261	9.73277	1,657
01/01/2019 to 12/31/2019	9.73277	10.30120	0
01/01/2020 to 12/31/2020	10.30120	10.71707	0
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.66288	12.43071	138,180
01/01/2012 to 12/31/2012	12.43071	12.86310	151,997
01/01/2013 to 12/31/2013	12.86310	11.59167	159,764
01/01/2014 to 12/31/2014	11.59167	12.09512	208,179
01/01/2015 to 12/31/2015	12.09512	11.92913	196,494
01/01/2016 to 12/31/2016	11.92913	11.79528	140,756
01/01/2017 to 12/31/2017	11.79528	11.61120	95,006
01/01/2018 to 12/31/2018	11.61120	11.25696	91,671
01/01/2019 to 12/31/2019	11.25696	11.46088	0
01/01/2020 to 12/31/2020	11.46088	11.45550	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99741	11.86199	14,378
01/01/2012 to 12/31/2012	11.86199	12.16570	26,981
01/01/2013 to 12/31/2013	12.16570	10.63961	18,579
01/01/2014 to 12/31/2014	10.63961	11.37891	17,529
01/01/2015 to 12/31/2015	11.37891	11.25741	45,875
01/01/2016 to 12/31/2016	11.25741	11.10851	57,586
01/01/2017 to 12/31/2017	11.10851	10.93403	17,032
01/01/2018 to 12/31/2018	10.93403	10.57755	13,213
01/01/2019 to 12/31/2019	10.57755	10.85348	12,993
01/01/2020 to 12/31/2020	10.85348	11.04361	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99656	10.26098	0
01/01/2013 to 12/31/2013	10.26098	8.92874	64,847
01/01/2014 to 12/31/2014	8.92874	9.74380	30,315
01/01/2015 to 12/31/2015	9.74380	9.69743	0
01/01/2016 to 12/31/2016	9.69743	9.57711	0
01/01/2017 to 12/31/2017	9.57711	9.43833	0
01/01/2018 to 12/31/2018	9.43833	9.12006	0
01/01/2019 to 12/31/2019	9.12006	9.41258	0
01/01/2020 to 12/31/2020	9.41258	9.73854	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99827	8.63360	4,465
01/01/2014 to 12/31/2014	8.63360	9.58677	0
01/01/2015 to 12/31/2015	9.58677	9.55343	0
01/01/2016 to 12/31/2016	9.55343	9.43443	0
01/01/2017 to 12/31/2017	9.43443	9.29658	25,159
01/01/2018 to 12/31/2018	9.29658	8.94893	89,281
01/01/2019 to 12/31/2019	8.94893	9.36143	0
01/01/2020 to 12/31/2020	9.36143	9.85642	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99827	11.15332	6,801
01/01/2015 to 12/31/2015	11.15332	11.02349	54,219
01/01/2016 to 12/31/2016	11.02349	10.94659	21,279
01/01/2017 to 12/31/2017	10.94659	10.80226	19,408
01/01/2018 to 12/31/2018	10.80226	10.38872	23,636
01/01/2019 to 12/31/2019	10.38872	10.94430	15,299
01/01/2020 to 12/31/2020	10.94430	11.80846	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99827	9.80623	0
01/01/2016 to 12/31/2016	9.80623	9.70029	6,443
01/01/2017 to 12/31/2017	9.70029	9.62802	3,022
01/01/2018 to 12/31/2018	9.62802	9.23092	3,529
01/01/2019 to 12/31/2019	9.23092	9.84185	0
01/01/2020 to 12/31/2020	9.84185	10.55517	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99656	9.74901	36,186
01/01/2017 to 12/31/2017	9.74901	9.70127	29,466
01/01/2018 to 12/31/2018	9.70127	9.28064	24,098
01/01/2019 to 12/31/2019	9.28064	9.95408	0
01/01/2020 to 12/31/2020	9.95408	10.79047	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99655	9.90406	0
01/01/2018 to 12/31/2018	9.90406	9.39823	0
01/01/2019 to 12/31/2019	9.39823	10.16224	0
01/01/2020 to 12/31/2020	10.16224	11.29309	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99655	9.53339	0
01/01/2019 to 12/31/2019	9.53339	10.37396	0
01/01/2020 to 12/31/2020	10.37396	11.69002	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99827	11.08551	0
01/01/2020 to 12/31/2020	11.08551	12.30078	0
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99828	10.96931	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.73111	10.14668	44,840
01/01/2012 to 12/31/2012	10.14668	11.18078	28,567
01/01/2013 to 12/31/2013	11.18078	13.29165	54,058
01/01/2014 to 12/31/2014	13.29165	13.78058	59,459
01/01/2015 to 12/31/2015	13.78058	13.42470	13,652
01/01/2016 to 12/31/2016	13.42470	13.89890	5,112
01/01/2017 to 12/31/2017	13.89890	15.87897	32,390
01/01/2018 to 12/31/2018	15.87897	14.42744	11,201
01/01/2019 to 12/31/2019	14.42744	17.09052	1,859
01/01/2020 to 12/31/2020	17.09052	18.78320	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99741	11.51597	0
01/01/2014 to 12/31/2014	11.51597	12.67778	0
01/01/2015 to 12/31/2015	12.67778	11.84596	0
01/01/2016 to 12/31/2016	11.84596	13.18948	0
01/01/2017 to 12/31/2017	13.18948	15.13412	0
01/01/2018 to 12/31/2018	15.13412	13.96361	0
01/01/2019 to 12/31/2019	13.96361	17.72973	0
01/01/2020 to 12/31/2020	17.72973	17.99211	0
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.43692	10.52447	850
01/01/2012 to 12/31/2012	10.52447	12.93116	559
01/01/2013 to 12/31/2013	12.93116	13.07507	179
01/01/2014 to 12/31/2014	13.07507	14.43393	171
01/01/2015 to 12/31/2015	14.43393	13.97389	76
01/01/2016 to 12/31/2016	13.97389	13.66308	78
01/01/2017 to 12/31/2017	13.66308	14.68216	16
01/01/2018 to 12/31/2018	14.68216	13.55457	15
01/01/2019 to 12/31/2019	13.55457	16.43471	0
01/01/2020 to 12/31/2020	16.43471	15.45587	0
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.67491	12.05919	237
01/01/2012 to 12/31/2012	12.05919	13.47816	201
01/01/2013 to 12/31/2013	13.47816	13.46951	11
01/01/2014 to 12/31/2014	13.46951	17.08725	6
01/01/2015 to 12/31/2015	17.08725	17.35976	3
01/01/2016 to 12/31/2016	17.35976	17.63321	3
01/01/2017 to 12/31/2017	17.63321	18.15546	3
01/01/2018 to 12/31/2018	18.15546	16.75303	3
01/01/2019 to 12/31/2019	16.75303	21.30154	0
01/01/2020 to 12/31/2020	21.30154	20.05523	0
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.56611	8.93590	1,727
01/01/2012 to 12/31/2012	8.93590	10.21083	1,304
01/01/2013 to 12/31/2013	10.21083	9.91635	544
01/01/2014 to 12/31/2014	9.91635	9.15888	786
01/01/2015 to 12/31/2015	9.15888	7.39031	119
01/01/2016 to 12/31/2016	7.39031	8.04707	122
01/01/2017 to 12/31/2017	8.04707	9.85544	0
01/01/2018 to 12/31/2018	9.85544	8.20694	0
01/01/2019 to 12/31/2019	8.20694	9.01404	0
01/01/2020 to 12/31/2020	9.01404	9.08912	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.91143	10.41475	25,438
01/01/2012 to 12/31/2012	10.41475	11.16446	20,109
01/01/2013 to 12/31/2013	11.16446	12.41532	34,337
01/01/2014 to 12/31/2014	12.41532	12.40961	10,173
01/01/2015 to 12/31/2015	12.40961	12.14406	5,712
01/01/2016 to 12/31/2016	12.14406	12.26896	541
01/01/2017 to 12/31/2017	12.26896	13.84819	339
01/01/2018 to 12/31/2018	13.84819	12.37732	302
01/01/2019 to 12/31/2019	12.37732	14.39250	0
01/01/2020 to 12/31/2020	14.39250	15.16796	0
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99914	10.04768	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.60133	10.22123	13,110
01/01/2012 to 12/31/2012	10.22123	10.90704	7,435
01/01/2013 to 12/31/2013	10.90704	11.60692	1,748
01/01/2014 to 12/31/2014	11.60692	11.70165	1,854
01/01/2015 to 12/31/2015	11.70165	11.23580	1,164
01/01/2016 to 12/31/2016	11.23580	11.46065	1,174
01/01/2017 to 12/31/2017	11.46065	12.47062	1,168
01/01/2018 to 12/31/2018	12.47062	11.22916	1,178
01/01/2019 to 12/31/2019	11.22916	12.62449	0
01/01/2020 to 12/31/2020	12.62449	13.32998	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.38325	11.17453	2,349
01/01/2012 to 12/31/2012	11.17453	12.52643	1,774
01/01/2013 to 12/31/2013	12.52643	16.84953	303
01/01/2014 to 12/31/2014	16.84953	17.50251	16,781
01/01/2015 to 12/31/2015	17.50251	16.02805	16,708
01/01/2016 to 12/31/2016	16.02805	19.30877	9,618
01/01/2017 to 12/31/2017	19.30877	20.99255	22
01/01/2018 to 12/31/2018	20.99255	17.47743	22
01/01/2019 to 12/31/2019	17.47743	20.76937	0
01/01/2020 to 12/31/2020	20.76937	20.61572	0
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.75110	9.45154	22,871
01/01/2012 to 12/31/2012	9.45154	9.15857	12,511
01/01/2013 to 12/31/2013	9.15857	8.87457	39,679
01/01/2014 to 12/31/2014	8.87457	8.59952	22,391
01/01/2015 to 12/31/2015	8.59952	8.33297	0
01/01/2016 to 12/31/2016	8.33297	8.07530	0
01/01/2017 to 12/31/2017	8.07530	7.85246	1,095
01/01/2018 to 12/31/2018	7.85246	7.70665	1,088
01/01/2019 to 12/31/2019	7.70665	7.59403	1
01/01/2020 to 12/31/2020	7.59403	7.37493	1

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.66230	10.66028	2,547
01/01/2012 to 12/31/2012	10.66028	11.76228	2,394
01/01/2013 to 12/31/2013	11.76228	12.21608	937
01/01/2014 to 12/31/2014	12.21608	12.14020	978
01/01/2015 to 12/31/2015	12.14020	11.34458	349
01/01/2016 to 12/31/2016	11.34458	12.68641	318
01/01/2017 to 12/31/2017	12.68641	13.21286	301
01/01/2018 to 12/31/2018	13.21286	12.54677	283
01/01/2019 to 12/31/2019	12.54677	14.01806	0
01/01/2020 to 12/31/2020	14.01806	13.94151	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.51978	9.76774	0
01/01/2012 to 12/31/2012	9.76774	11.06265	0
01/01/2013 to 12/31/2013	11.06265	14.99295	0
01/01/2014 to 12/31/2014	14.99295	16.52532	0
01/01/2015 to 12/31/2015	16.52532	14.75812	0
01/01/2016 to 12/31/2016	14.75812	17.14593	0
01/01/2017 to 12/31/2017	17.14593	19.80513	0
01/01/2018 to 12/31/2018	19.80513	16.47211	0
01/01/2019 to 12/31/2019	16.47211	20.67405	0
01/01/2020 to 12/31/2020	20.67405	20.08737	0
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.15207	9.41014	0
01/01/2012 to 12/31/2012	9.41014	10.97495	0
01/01/2013 to 12/31/2013	10.97495	12.66143	0
01/01/2014 to 12/31/2014	12.66143	11.59103	0
01/01/2015 to 12/31/2015	11.59103	11.58532	0
01/01/2016 to 12/31/2016	11.58532	10.80288	0
01/01/2017 to 12/31/2017	10.80288	14.17789	0
01/01/2018 to 12/31/2018	14.17789	11.90466	0
01/01/2019 to 12/31/2019	11.90466	15.23995	0
01/01/2020 to 12/31/2020	15.23995	19.39308	0
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.69498	9.06313	0
01/01/2012 to 12/31/2012	9.06313	10.24626	0
01/01/2013 to 12/31/2013	10.24626	11.86160	0
01/01/2014 to 12/31/2014	11.86160	10.72325	0
01/01/2015 to 12/31/2015	10.72325	10.47565	0
01/01/2016 to 12/31/2016	10.47565	10.21061	0
01/01/2017 to 12/31/2017	10.21061	12.15241	0
01/01/2018 to 12/31/2018	12.15241	9.87358	0
01/01/2019 to 12/31/2019	9.87358	11.48329	0
01/01/2020 to 12/31/2020	11.48329	11.05977	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.77066	10.37784	3,314
01/01/2012 to 12/31/2012	10.37784	11.42154	2,579
01/01/2013 to 12/31/2013	11.42154	12.86958	3,208
01/01/2014 to 12/31/2014	12.86958	13.26439	1,639
01/01/2015 to 12/31/2015	13.26439	12.71863	658
01/01/2016 to 12/31/2016	12.71863	12.96831	481
01/01/2017 to 12/31/2017	12.96831	14.69843	525
01/01/2018 to 12/31/2018	14.69843	13.19041	444
01/01/2019 to 12/31/2019	13.19041	15.26509	102
01/01/2020 to 12/31/2020	15.26509	16.73855	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.45935	9.20807	2,804
01/01/2012 to 12/31/2012	9.20807	10.87691	2,512
01/01/2013 to 12/31/2013	10.87691	12.15881	2,081
01/01/2014 to 12/31/2014	12.15881	11.03182	2,112
01/01/2015 to 12/31/2015	11.03182	10.39094	1,148
01/01/2016 to 12/31/2016	10.39094	10.26413	662
01/01/2017 to 12/31/2017	10.26413	12.89447	46
01/01/2018 to 12/31/2018	12.89447	10.31003	48
01/01/2019 to 12/31/2019	10.31003	12.71021	0
01/01/2020 to 12/31/2020	12.71021	13.92720	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.48911	10.18829	12,596
01/01/2012 to 12/31/2012	10.18829	10.93014	8,459
01/01/2013 to 12/31/2013	10.93014	11.75977	3,360
01/01/2014 to 12/31/2014	11.75977	12.01609	4,598
01/01/2015 to 12/31/2015	12.01609	11.62230	1,230
01/01/2016 to 12/31/2016	11.62230	11.69518	1,137
01/01/2017 to 12/31/2017	11.69518	12.70986	1,055
01/01/2018 to 12/31/2018	12.70986	11.68249	1,009
01/01/2019 to 12/31/2019	11.68249	12.97422	22
01/01/2020 to 12/31/2020	12.97422	13.99923	0
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.67604	10.41409	150
01/01/2012 to 12/31/2012	10.41409	11.62321	34
01/01/2013 to 12/31/2013	11.62321	15.37337	7
01/01/2014 to 12/31/2014	15.37337	16.31258	2
01/01/2015 to 12/31/2015	16.31258	17.48789	2
01/01/2016 to 12/31/2016	17.48789	16.69890	2
01/01/2017 to 12/31/2017	16.69890	21.98134	2
01/01/2018 to 12/31/2018	21.98134	20.95289	2
01/01/2019 to 12/31/2019	20.95289	26.92285	0
01/01/2020 to 12/31/2020	26.92285	40.18717	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.20032	10.75460	540
01/01/2012 to 12/31/2012	10.75460	11.69886	268
01/01/2013 to 12/31/2013	11.69886	15.48680	111
01/01/2014 to 12/31/2014	15.48680	16.59597	292
01/01/2015 to 12/31/2015	16.59597	17.70125	105
01/01/2016 to 12/31/2016	17.70125	18.11052	96
01/01/2017 to 12/31/2017	18.11052	23.34080	1
01/01/2018 to 12/31/2018	23.34080	22.00525	1
01/01/2019 to 12/31/2019	22.00525	28.06791	0
01/01/2020 to 12/31/2020	28.06791	35.79076	0
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.79352	10.13184	2,388
01/01/2012 to 12/31/2012	10.13184	12.08288	2,429
01/01/2013 to 12/31/2013	12.08288	14.94402	642
01/01/2014 to 12/31/2014	14.94402	15.00653	23,315
01/01/2015 to 12/31/2015	15.00653	14.32830	23,159
01/01/2016 to 12/31/2016	14.32830	14.87268	13,496
01/01/2017 to 12/31/2017	14.87268	17.84915	52
01/01/2018 to 12/31/2018	17.84915	15.64071	53
01/01/2019 to 12/31/2019	15.64071	19.69642	0
01/01/2020 to 12/31/2020	19.69642	21.79211	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99742	10.22042	1,959
01/01/2013 to 12/31/2013	10.22042	11.77696	107
01/01/2014 to 12/31/2014	11.77696	11.99833	105
01/01/2015 to 12/31/2015	11.99833	11.48206	105
01/01/2016 to 12/31/2016	11.48206	11.60783	106
01/01/2017 to 12/31/2017	11.60783	13.10425	0
01/01/2018 to 12/31/2018	13.10425	11.64516	0
01/01/2019 to 12/31/2019	11.64516	13.85288	0
01/01/2020 to 12/31/2020	13.85288	14.74878	0
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.76921	10.37396	0
01/01/2012 to 12/31/2012	10.37396	11.76914	0
01/01/2013 to 12/31/2013	11.76914	15.59069	0
01/01/2014 to 12/31/2014	15.59069	16.42331	0
01/01/2015 to 12/31/2015	16.42331	17.06463	0
01/01/2016 to 12/31/2016	17.06463	16.85296	0
01/01/2017 to 12/31/2017	16.85296	21.34749	0
01/01/2018 to 12/31/2018	21.34749	21.12670	0
01/01/2019 to 12/31/2019	21.12670	28.20606	0
01/01/2020 to 12/31/2020	28.20606	35.66206	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99742	10.14073	0
01/01/2013 to 12/31/2013	10.14073	13.21718	0
01/01/2014 to 12/31/2014	13.21718	14.11619	0
01/01/2015 to 12/31/2015	14.11619	13.57959	0
01/01/2016 to 12/31/2016	13.57959	14.92909	0
01/01/2017 to 12/31/2017	14.92909	16.97634	0
01/01/2018 to 12/31/2018	16.97634	14.77765	0
01/01/2019 to 12/31/2019	14.77765	18.52209	0
01/01/2020 to 12/31/2020	18.52209	18.64681	0
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.30877	10.63239	3,534
01/01/2012 to 12/31/2012	10.63239	12.32290	2,521
01/01/2013 to 12/31/2013	12.32290	15.78511	379
01/01/2014 to 12/31/2014	15.78511	17.05906	504
01/01/2015 to 12/31/2015	17.05906	15.59037	17,711
01/01/2016 to 12/31/2016	15.59037	15.35667	10,729
01/01/2017 to 12/31/2017	15.35667	18.91378	25
01/01/2018 to 12/31/2018	18.91378	17.52723	24
01/01/2019 to 12/31/2019	17.52723	22.10551	0
01/01/2020 to 12/31/2020	22.10551	28.88305	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.12942	10.51702	112
01/01/2012 to 12/31/2012	10.51702	11.93595	105
01/01/2013 to 12/31/2013	11.93595	16.42483	112
01/01/2014 to 12/31/2014	16.42483	18.18372	76
01/01/2015 to 12/31/2015	18.18372	16.62671	49
01/01/2016 to 12/31/2016	16.62671	19.04989	23
01/01/2017 to 12/31/2017	19.04989	21.00672	0
01/01/2018 to 12/31/2018	21.00672	17.00515	0
01/01/2019 to 12/31/2019	17.00515	19.94088	0
01/01/2020 to 12/31/2020	19.94088	18.97769	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.49789	10.27441	41,263
01/01/2012 to 12/31/2012	10.27441	10.98812	22,312
01/01/2013 to 12/31/2013	10.98812	11.62835	13,961
01/01/2014 to 12/31/2014	11.62835	11.91868	8,000
01/01/2015 to 12/31/2015	11.91868	11.56570	3,666
01/01/2016 to 12/31/2016	11.56570	11.82731	1,842
01/01/2017 to 12/31/2017	11.82731	12.62272	244
01/01/2018 to 12/31/2018	12.62272	11.88196	222
01/01/2019 to 12/31/2019	11.88196	13.21082	11
01/01/2020 to 12/31/2020	13.21082	13.96379	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01733	10.04487	0
01/01/2012 to 12/31/2012	10.04487	10.42486	0
01/01/2013 to 12/31/2013	10.42486	9.86808	0
01/01/2014 to 12/31/2014	9.86808	10.14176	4,381
01/01/2015 to 12/31/2015	10.14176	9.80101	0
01/01/2016 to 12/31/2016	9.80101	9.89771	0
01/01/2017 to 12/31/2017	9.89771	10.13567	0
01/01/2018 to 12/31/2018	10.13567	9.73996	0
01/01/2019 to 12/31/2019	9.73996	10.35878	0
01/01/2020 to 12/31/2020	10.35878	10.64494	0
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.40087	10.36144	33,813
01/01/2012 to 12/31/2012	10.36144	11.33686	21,423
01/01/2013 to 12/31/2013	11.33686	12.85589	48,370
01/01/2014 to 12/31/2014	12.85589	13.60313	32,324
01/01/2015 to 12/31/2015	13.60313	13.10065	19,008
01/01/2016 to 12/31/2016	13.10065	13.97705	9,994
01/01/2017 to 12/31/2017	13.97705	15.72539	49,970
01/01/2018 to 12/31/2018	15.72539	14.07792	20,529
01/01/2019 to 12/31/2019	14.07792	16.25786	1,863
01/01/2020 to 12/31/2020	16.25786	16.67644	0
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.78915	10.81676	0
01/01/2012 to 12/31/2012	10.81676	12.45180	0
01/01/2013 to 12/31/2013	12.45180	15.97878	0
01/01/2014 to 12/31/2014	15.97878	18.14878	0
01/01/2015 to 12/31/2015	18.14878	18.12773	0
01/01/2016 to 12/31/2016	18.12773	20.17518	0
01/01/2017 to 12/31/2017	20.17518	23.90212	0
01/01/2018 to 12/31/2018	23.90212	21.25418	0
01/01/2019 to 12/31/2019	21.25418	25.63427	0
01/01/2020 to 12/31/2020	25.63427	23.55101	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99741	8.81153	0
01/01/2012 to 12/31/2012	8.81153	9.66136	0
01/01/2013 to 12/31/2013	9.66136	11.45894	0
01/01/2014 to 12/31/2014	11.45894	11.82560	0
01/01/2015 to 12/31/2015	11.82560	11.47623	0
01/01/2016 to 12/31/2016	11.47623	11.82446	0
01/01/2017 to 12/31/2017	11.82446	13.54344	0
01/01/2018 to 12/31/2018	13.54344	12.26469	0
01/01/2019 to 12/31/2019	12.26469	14.40467	0
01/01/2020 to 12/31/2020	14.40467	15.57394	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.04402	10.14082	113
01/01/2012 to 12/31/2012	10.14082	11.79828	104
01/01/2013 to 12/31/2013	11.79828	16.09865	118
01/01/2014 to 12/31/2014	16.09865	16.37030	85
01/01/2015 to 12/31/2015	16.37030	16.07449	53
01/01/2016 to 12/31/2016	16.07449	16.77669	26
01/01/2017 to 12/31/2017	16.77669	20.76024	0
01/01/2018 to 12/31/2018	20.76024	17.93184	0
01/01/2019 to 12/31/2019	17.93184	23.71530	0
01/01/2020 to 12/31/2020	23.71530	31.06660	0
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.49968	11.99419	0
01/01/2012 to 12/31/2012	11.99419	13.03686	0
01/01/2013 to 12/31/2013	13.03686	17.07640	7
01/01/2014 to 12/31/2014	17.07640	17.17893	2
01/01/2015 to 12/31/2015	17.17893	16.77711	2
01/01/2016 to 12/31/2016	16.77711	18.22178	2
01/01/2017 to 12/31/2017	18.22178	21.88181	2
01/01/2018 to 12/31/2018	21.88181	19.41783	2
01/01/2019 to 12/31/2019	19.41783	24.48344	0
01/01/2020 to 12/31/2020	24.48344	35.20575	0
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.35991	10.35036	443
01/01/2012 to 12/31/2012	10.35036	11.85034	378
01/01/2013 to 12/31/2013	11.85034	15.77806	91
01/01/2014 to 12/31/2014	15.77806	16.09432	84
01/01/2015 to 12/31/2015	16.09432	14.92310	2
01/01/2016 to 12/31/2016	14.92310	18.68508	2
01/01/2017 to 12/31/2017	18.68508	19.43789	2
01/01/2018 to 12/31/2018	19.43789	15.61614	2
01/01/2019 to 12/31/2019	15.61614	18.45815	0
01/01/2020 to 12/31/2020	18.45815	18.04027	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.59310	10.46904	6,894
01/01/2012 to 12/31/2012	10.46904	11.51309	6,220
01/01/2013 to 12/31/2013	11.51309	13.03427	2,719
01/01/2014 to 12/31/2014	13.03427	13.37282	2,371
01/01/2015 to 12/31/2015	13.37282	12.96373	6,949
01/01/2016 to 12/31/2016	12.96373	13.51059	5,587
01/01/2017 to 12/31/2017	13.51059	15.11024	6,073
01/01/2018 to 12/31/2018	15.11024	13.85942	3,785
01/01/2019 to 12/31/2019	13.85942	16.22933	1,135
01/01/2020 to 12/31/2020	16.22933	17.69749	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.03301	10.51030	1,018
01/01/2012 to 12/31/2012	10.51030	11.97456	982
01/01/2013 to 12/31/2013	11.97456	16.71214	662
01/01/2014 to 12/31/2014	16.71214	17.54560	663
01/01/2015 to 12/31/2015	17.54560	18.63108	306
01/01/2016 to 12/31/2016	18.63108	18.54217	124
01/01/2017 to 12/31/2017	18.54217	24.77711	22
01/01/2018 to 12/31/2018	24.77711	24.93296	19
01/01/2019 to 12/31/2019	24.93296	30.98071	0
01/01/2020 to 12/31/2020	30.98071	41.97118	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.56868	10.19120	890
01/01/2012 to 12/31/2012	10.19120	11.19805	1,221
01/01/2013 to 12/31/2013	11.19805	14.60874	697
01/01/2014 to 12/31/2014	14.60874	14.37632	597
01/01/2015 to 12/31/2015	14.37632	13.08574	417
01/01/2016 to 12/31/2016	13.08574	13.45821	173
01/01/2017 to 12/31/2017	13.45821	15.20107	31
01/01/2018 to 12/31/2018	15.20107	13.29710	30
01/01/2019 to 12/31/2019	13.29710	16.23110	0
01/01/2020 to 12/31/2020	16.23110	16.05652	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.36954	9.37388	8,708
01/01/2012 to 12/31/2012	9.37388	9.41129	5,530
01/01/2013 to 12/31/2013	9.41129	10.52218	571
01/01/2014 to 12/31/2014	10.52218	9.34331	940
01/01/2015 to 12/31/2015	9.34331	7.31034	455
01/01/2016 to 12/31/2016	7.31034	8.82813	412
01/01/2017 to 12/31/2017	8.82813	9.43703	231
01/01/2018 to 12/31/2018	9.43703	7.62010	223
01/01/2019 to 12/31/2019	7.62010	8.62931	0
01/01/2020 to 12/31/2020	8.62931	8.17592	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.39417	10.66050	75
01/01/2012 to 12/31/2012	10.66050	12.23119	32
01/01/2013 to 12/31/2013	12.23119	15.69414	15
01/01/2014 to 12/31/2014	15.69414	17.48410	4
01/01/2015 to 12/31/2015	17.48410	15.82249	4
01/01/2016 to 12/31/2016	15.82249	17.47925	4
01/01/2017 to 12/31/2017	17.47925	20.07783	4
01/01/2018 to 12/31/2018	20.07783	16.23711	4
01/01/2019 to 12/31/2019	16.23711	18.74604	0
01/01/2020 to 12/31/2020	18.74604	17.10883	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99741	8.74958	513
01/01/2012 to 12/31/2012	8.74958	9.41104	5,789
01/01/2013 to 12/31/2013	9.41104	10.98916	7,843
01/01/2014 to 12/31/2014	10.98916	11.23470	13,296
01/01/2015 to 12/31/2015	11.23470	10.81752	25,938
01/01/2016 to 12/31/2016	10.81752	11.16691	99,183
01/01/2017 to 12/31/2017	11.16691	12.29279	1,823
01/01/2018 to 12/31/2018	12.29279	11.31439	553
01/01/2019 to 12/31/2019	11.31439	13.21731	2,381
01/01/2020 to 12/31/2020	13.21731	13.66036	0
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.30343	10.58626	2,172
01/01/2012 to 12/31/2012	10.58626	11.06302	2,877
01/01/2013 to 12/31/2013	11.06302	10.55999	548
01/01/2014 to 12/31/2014	10.55999	10.96919	20,645
01/01/2015 to 12/31/2015	10.96919	10.76051	20,484
01/01/2016 to 12/31/2016	10.76051	10.96478	11,600
01/01/2017 to 12/31/2017	10.96478	11.29603	0
01/01/2018 to 12/31/2018	11.29603	10.69627	650
01/01/2019 to 12/31/2019	10.69627	11.63976	0
01/01/2020 to 12/31/2020	11.63976	12.19350	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: Basic Death Benefit Only - Cliff M&E (1.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2019 to 12/31/2019	14.04338	14.90762	62,281,306
01/01/2020 to 12/31/2020	14.90762	15.33453	76,426,189
AST Advanced Strategies Portfolio
03/19/2019 to 12/31/2019	18.07602	19.84522	112,975,650
01/01/2020 to 12/31/2020	19.84522	21.67920	127,399,725
AST AllianzGI World Trends Portfolio
03/19/2019 to 12/31/2019	15.03848	16.31578	74,317,915
01/01/2020 to 12/31/2020	16.31578	18.37402	79,581,663
AST Balanced Asset Allocation Portfolio
03/19/2019 to 12/31/2019	17.18802	18.64139	100,626,270
01/01/2020 to 12/31/2020	18.64139	20.56419	112,925,962
AST BlackRock Global Strategies Portfolio
03/19/2019 to 12/31/2019	13.09063	14.01539	28,041,844
01/01/2020 to 12/31/2020	14.01539	14.48857	31,930,908
AST BlackRock Low Duration Bond Portfolio
03/19/2019 to 12/31/2019	10.10320	10.31886	4,331,762
01/01/2020 to 12/31/2020	10.31886	10.44583	6,587,307
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2019 to 12/31/2019	11.67398	12.33819	43,810,452
01/01/2020 to 12/31/2020	12.33819	13.07478	58,989,495
AST Capital Growth Asset Allocation Portfolio
03/19/2019 to 12/31/2019	18.73336	20.47010	111,647,690
01/01/2020 to 12/31/2020	20.47010	22.91529	131,475,469
AST ClearBridge Dividend Growth Portfolio
03/19/2019 to 12/31/2019	17.49476	20.11318	2,544,958
01/01/2020 to 12/31/2020	20.11318	20.79014	3,577,832
AST Cohen & Steers Global Realty Portfolio
03/19/2019 to 12/31/2019	17.97088	19.68420	1,371,966
01/01/2020 to 12/31/2020	19.68420	18.85606	1,856,219
AST Cohen & Steers Realty Portfolio
03/19/2019 to 12/31/2019	22.38955	25.51258	2,939,786
01/01/2020 to 12/31/2020	25.51258	24.46661	4,001,607
AST Emerging Markets Equity Portfolio
03/19/2019 to 12/31/2019	10.45515	10.79757	8,271,307
01/01/2020 to 12/31/2020	10.79757	11.08984	11,871,744
AST Fidelity Institutional AM® Quantitative Portfolio
03/19/2019 to 12/31/2019	15.75381	17.23877	60,109,759
01/01/2020 to 12/31/2020	17.23877	18.50501	68,613,637
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99964	10.07243	4,814,200
AST Goldman Sachs Multi-Asset Portfolio
03/19/2019 to 12/31/2019	14.09749	15.12091	36,653,143
01/01/2020 to 12/31/2020	15.12091	16.26249	41,694,173
AST Goldman Sachs Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	23.10537	24.87644	4,450,328
01/01/2020 to 12/31/2020	24.87644	25.15133	6,102,041
AST Government Money Market Portfolio
03/19/2019 to 12/31/2019	9.07328	9.09555	5,843,979
01/01/2020 to 12/31/2020	9.09555	8.99780	11,638,224

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
03/19/2019 to 12/31/2019	15.74103	16.78977	3,243,762
01/01/2020 to 12/31/2020	16.78977	17.00842	4,293,356
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	22.63563	24.76188	2,931,329
01/01/2020 to 12/31/2020	24.76188	24.50627	4,134,568
AST International Growth Portfolio
03/19/2019 to 12/31/2019	15.99038	18.25409	2,728,247
01/01/2020 to 12/31/2020	18.25409	23.65985	3,483,065
AST International Value Portfolio
03/19/2019 to 12/31/2019	12.79663	13.75529	2,779,012
01/01/2020 to 12/31/2020	13.75529	13.49413	3,690,439
AST Investment Grade Bond Portfolio
03/19/2019 to 12/31/2019	13.71959	14.69167	31,065,348
01/01/2020 to 12/31/2020	14.69167	16.88859	33,581,730
AST J.P. Morgan Global Thematic Portfolio
03/19/2019 to 12/31/2019	16.82143	18.28375	42,903,481
01/01/2020 to 12/31/2020	18.28375	20.42092	47,843,521
AST J.P. Morgan International Equity Portfolio
03/19/2019 to 12/31/2019	13.55549	15.22443	5,645,454
01/01/2020 to 12/31/2020	15.22443	16.99197	7,078,027
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2019 to 12/31/2019	14.54507	15.53975	29,426,847
01/01/2020 to 12/31/2020	15.53975	17.07893	33,132,569
AST Jennison Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	28.72835	32.24720	2,455,141
01/01/2020 to 12/31/2020	32.24720	49.02762	3,540,208
AST Large-Cap Core Portfolio
03/19/2019 to 12/31/2019	18.04335	19.81036	30,072
01/01/2020 to 12/31/2020	19.81036	21.73243	47,532
AST Legg Mason Diversified Growth Portfolio
03/19/2019 to 12/31/2019	11.93541	12.78592	24,440
01/01/2020 to 12/31/2020	12.78592	13.38599	18,748
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	29.71684	33.61743	3,902,398
01/01/2020 to 12/31/2020	33.61743	43.66285	4,179,873
AST MFS Global Equity Portfolio
03/19/2019 to 12/31/2019	21.01863	23.59101	5,561,323
01/01/2020 to 12/31/2020	23.59101	26.58581	6,836,954
AST MFS Growth Allocation Portfolio
03/19/2019 to 12/31/2019	14.35246	15.95489	7,936,846
01/01/2020 to 12/31/2020	15.95489	17.30240	9,841,496
AST MFS Growth Portfolio
03/19/2019 to 12/31/2019	28.91613	33.78329	1,786,330
01/01/2020 to 12/31/2020	33.78329	43.50659	2,237,125
AST MFS Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	18.70711	21.21263	2,815,198
01/01/2020 to 12/31/2020	21.21263	21.75234	4,158,523
AST Mid-Cap Growth Portfolio
03/19/2019 to 12/31/2019	23.99386	26.47705	6,877,429
01/01/2020 to 12/31/2020	26.47705	35.23737	8,218,778
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	22.79817	23.88416	4,473,913
01/01/2020 to 12/31/2020	23.88416	23.15284	6,582,573

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/19/2019 to 12/31/2019	14.79216	15.82362	74,471,209
01/01/2020 to 12/31/2020	15.82362	17.03627	88,392,565
AST Prudential Core Bond Portfolio
03/19/2019 to 12/31/2019	11.32031	12.04077	6,727,844
01/01/2020 to 12/31/2020	12.04077	12.60316	11,637,228
AST Prudential Growth Allocation Portfolio
03/19/2019 to 12/31/2019	18.08053	19.47290	234,185,950
01/01/2020 to 12/31/2020	19.47290	20.34537	276,531,872
AST QMA US Equity Alpha Portfolio
03/19/2019 to 12/31/2019	27.94501	30.70289	2,570,194
01/01/2020 to 12/31/2020	30.70289	28.73179	3,307,872
AST Quantitative Modeling Portfolio
03/19/2019 to 12/31/2019	15.49297	16.89730	6,038,757
01/01/2020 to 12/31/2020	16.89730	18.60824	7,390,091
AST Small-Cap Growth Opportunities Portfolio
03/19/2019 to 12/31/2019	25.64256	28.40537	2,195,571
01/01/2020 to 12/31/2020	28.40537	37.90098	2,461,454
AST Small-Cap Growth Portfolio
03/19/2019 to 12/31/2019	27.69042	29.32496	2,822,413
01/01/2020 to 12/31/2020	29.32496	42.94988	3,460,509
AST Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	20.77968	22.10853	1,671,513
01/01/2020 to 12/31/2020	22.10853	22.00932	2,325,172
AST T. Rowe Price Asset Allocation Portfolio
03/19/2019 to 12/31/2019	17.74048	19.43835	195,448,379
01/01/2020 to 12/31/2020	19.43835	21.59030	220,237,026
AST T. Rowe Price Growth Opportunities Portfolio
03/19/2019 to 12/31/2019	13.28173	14.66408	87,339
01/01/2020 to 12/31/2020	14.66408	16.45630	102,464
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	33.64001	37.10678	8,456,828
01/01/2020 to 12/31/2020	37.10678	51.20342	9,769,382
AST T. Rowe Price Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	17.42993	19.44191	10,442,079
01/01/2020 to 12/31/2020	19.44191	19.59029	13,846,227
AST T. Rowe Price Natural Resources Portfolio
03/19/2019 to 12/31/2019	10.05877	10.33681	7,489,596
01/01/2020 to 12/31/2020	10.33681	9.97582	11,806,257
AST WEDGE Capital Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	21.34069	22.45333	1,485,689
01/01/2020 to 12/31/2020	22.45333	20.87340	2,169,443
AST Wellington Management Hedged Equity Portfolio
03/19/2019 to 12/31/2019	14.15450	15.50494	23,989,924
01/01/2020 to 12/31/2020	15.50494	16.32248	26,373,129
AST Western Asset Core Plus Bond Portfolio
03/19/2019 to 12/31/2019	12.93311	13.94101	27,775,052
01/01/2020 to 12/31/2020	13.94101	14.87540	38,795,192
AST Western Asset Emerging Markets Debt Portfolio
03/19/2019 to 12/31/2019	10.36724	11.09660	37,241
01/01/2020 to 12/31/2020	11.09660	11.76794	80,711
PSF Small Capitalization Stock Portfolio
03/19/2019 to 12/31/2019	9.89627	10.66757	79,495
01/01/2020 to 12/31/2020	10.66757	11.68632	93,642

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF Stock Index Portfolio
03/19/2019 to 12/31/2019	10.65172	12.18573	194,411
01/01/2020 to 12/31/2020	12.18573	14.20154	198,327
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II (3.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.68813	10.07677	12,480
01/01/2012 to 12/31/2012	10.07677	10.98518	9,731
01/01/2013 to 12/31/2013	10.98518	11.70040	3,764
01/01/2014 to 12/31/2014	11.70040	11.76455	3,411
01/01/2015 to 12/31/2015	11.76455	11.02713	2,797
01/01/2016 to 12/31/2016	11.02713	11.35738	1,989
01/01/2017 to 12/31/2017	11.35738	12.38510	1,736
01/01/2018 to 12/31/2018	12.38510	11.01706	218
01/01/2019 to 12/31/2019	11.01706	12.38314	0
01/01/2020 to 12/31/2020	12.38314	12.49909	0
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.79288	10.46517	1,686
01/01/2012 to 12/31/2012	10.46517	11.51831	1,586
01/01/2013 to 12/31/2013	11.51831	13.00256	2,119
01/01/2014 to 12/31/2014	13.00256	13.36218	2,045
01/01/2015 to 12/31/2015	13.36218	13.04514	1,468
01/01/2016 to 12/31/2016	13.04514	13.53314	1,389
01/01/2017 to 12/31/2017	13.53314	15.32685	1,610
01/01/2018 to 12/31/2018	15.32685	13.96775	0
01/01/2019 to 12/31/2019	13.96775	16.48494	0
01/01/2020 to 12/31/2020	16.48494	17.67089	0
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.68027	10.15662	5,998
01/01/2012 to 12/31/2012	10.15662	10.84748	3,274
01/01/2013 to 12/31/2013	10.84748	11.81274	1,056
01/01/2014 to 12/31/2014	11.81274	12.02867	1,019
01/01/2015 to 12/31/2015	12.02867	11.63039	731
01/01/2016 to 12/31/2016	11.63039	11.80737	665
01/01/2017 to 12/31/2017	11.80737	13.29299	803
01/01/2018 to 12/31/2018	13.29299	11.85469	0
01/01/2019 to 12/31/2019	11.85469	13.55338	0
01/01/2020 to 12/31/2020	13.55338	14.97718	0
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.64688	10.18677	0
01/01/2012 to 12/31/2012	10.18677	11.09597	0
01/01/2013 to 12/31/2013	11.09597	12.64305	493
01/01/2014 to 12/31/2014	12.64305	13.04341	0
01/01/2015 to 12/31/2015	13.04341	12.69270	0
01/01/2016 to 12/31/2016	12.69270	13.06815	0
01/01/2017 to 12/31/2017	13.06815	14.54442	0
01/01/2018 to 12/31/2018	14.54442	13.38876	0
01/01/2019 to 12/31/2019	13.38876	15.48500	0
01/01/2020 to 12/31/2020	15.48500	16.76225	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99737	9.07275	0
01/01/2012 to 12/31/2012	9.07275	9.83171	0
01/01/2013 to 12/31/2013	9.83171	10.55561	0
01/01/2014 to 12/31/2014	10.55561	10.72350	0
01/01/2015 to 12/31/2015	10.72350	10.07399	0
01/01/2016 to 12/31/2016	10.07399	10.43663	0
01/01/2017 to 12/31/2017	10.43663	11.38372	0
01/01/2018 to 12/31/2018	11.38372	10.44127	0
01/01/2019 to 12/31/2019	10.44127	11.89437	0
01/01/2020 to 12/31/2020	11.89437	12.06548	0
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	9.98227	9.88577	1,471
01/01/2012 to 12/31/2012	9.88577	10.02316	1,045
01/01/2013 to 12/31/2013	10.02316	9.49640	188
01/01/2014 to 12/31/2014	9.49640	9.18823	750
01/01/2015 to 12/31/2015	9.18823	8.94177	527
01/01/2016 to 12/31/2016	8.94177	8.80255	0
01/01/2017 to 12/31/2017	8.80255	8.67129	0
01/01/2018 to 12/31/2018	8.67129	8.45917	0
01/01/2019 to 12/31/2019	8.45917	8.57125	0
01/01/2020 to 12/31/2020	8.57125	8.51413	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.25235	10.24571	1,698
01/01/2012 to 12/31/2012	10.24571	10.84736	1,140
01/01/2013 to 12/31/2013	10.84736	10.31254	203
01/01/2014 to 12/31/2014	10.31254	10.41028	786
01/01/2015 to 12/31/2015	10.41028	9.86990	556
01/01/2016 to 12/31/2016	9.86990	9.96394	87
01/01/2017 to 12/31/2017	9.96394	10.07183	0
01/01/2018 to 12/31/2018	10.07183	9.68847	0
01/01/2019 to 12/31/2019	9.68847	10.24897	0
01/01/2020 to 12/31/2020	10.24897	10.65733	0
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.65842	12.41931	11,924
01/01/2012 to 12/31/2012	12.41931	12.84452	16,207
01/01/2013 to 12/31/2013	12.84452	11.56894	15,170
01/01/2014 to 12/31/2014	11.56894	12.06517	41,437
01/01/2015 to 12/31/2015	12.06517	11.89357	22,465
01/01/2016 to 12/31/2016	11.89357	11.75410	10,369
01/01/2017 to 12/31/2017	11.75410	11.56472	9,208
01/01/2018 to 12/31/2018	11.56472	11.20611	7,028
01/01/2019 to 12/31/2019	11.20611	11.40313	0
01/01/2020 to 12/31/2020	11.40313	11.39188	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99737	11.85586	7,595
01/01/2012 to 12/31/2012	11.85586	12.15317	12,812
01/01/2013 to 12/31/2013	12.15317	10.62314	0
01/01/2014 to 12/31/2014	10.62314	11.35541	0
01/01/2015 to 12/31/2015	11.35541	11.22823	22,088
01/01/2016 to 12/31/2016	11.22823	11.07402	48,071
01/01/2017 to 12/31/2017	11.07402	10.89441	0
01/01/2018 to 12/31/2018	10.89441	10.53380	0
01/01/2019 to 12/31/2019	10.53380	10.80299	0
01/01/2020 to 12/31/2020	10.80299	10.98662	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99650	10.25578	0
01/01/2013 to 12/31/2013	10.25578	8.91959	10,656
01/01/2014 to 12/31/2014	8.91959	9.72877	5,661
01/01/2015 to 12/31/2015	9.72877	9.67746	0
01/01/2016 to 12/31/2016	9.67746	9.55238	0
01/01/2017 to 12/31/2017	9.55238	9.40918	0
01/01/2018 to 12/31/2018	9.40918	9.08719	0
01/01/2019 to 12/31/2019	9.08719	9.37381	0
01/01/2020 to 12/31/2020	9.37381	9.69335	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99825	8.62908	0
01/01/2014 to 12/31/2014	8.62908	9.57675	0
01/01/2015 to 12/31/2015	9.57675	9.53855	0
01/01/2016 to 12/31/2016	9.53855	9.41489	0
01/01/2017 to 12/31/2017	9.41489	9.27257	11,822
01/01/2018 to 12/31/2018	9.27257	8.92111	57,067
01/01/2019 to 12/31/2019	8.92111	9.32756	0
01/01/2020 to 12/31/2020	9.32756	9.81568	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99825	11.14753	0
01/01/2015 to 12/31/2015	11.14753	11.01217	6,122
01/01/2016 to 12/31/2016	11.01217	10.92980	287
01/01/2017 to 12/31/2017	10.92980	10.78007	283
01/01/2018 to 12/31/2018	10.78007	10.36186	279
01/01/2019 to 12/31/2019	10.36186	10.91037	0
01/01/2020 to 12/31/2020	10.91037	11.76580	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99825	9.80127	0
01/01/2016 to 12/31/2016	9.80127	9.69045	7,431
01/01/2017 to 12/31/2017	9.69045	9.61317	0
01/01/2018 to 12/31/2018	9.61317	9.21195	0
01/01/2019 to 12/31/2019	9.21195	9.81656	13,237
01/01/2020 to 12/31/2020	9.81656	10.52266	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99650	9.74396	0
01/01/2017 to 12/31/2017	9.74396	9.69119	0
01/01/2018 to 12/31/2018	9.69119	9.26602	0
01/01/2019 to 12/31/2019	9.26602	9.93319	0
01/01/2020 to 12/31/2020	9.93319	10.76237	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99649	9.89908	0
01/01/2018 to 12/31/2018	9.89908	9.38857	0
01/01/2019 to 12/31/2019	9.38857	10.14667	0
01/01/2020 to 12/31/2020	10.14667	11.26989	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99649	9.52837	0
01/01/2019 to 12/31/2019	9.52837	10.36303	0
01/01/2020 to 12/31/2020	10.36303	11.67171	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99825	11.07976	0
01/01/2020 to 12/31/2020	11.07976	12.28812	0
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99825	10.96369	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.72680	10.13738	18,154
01/01/2012 to 12/31/2012	10.13738	11.16475	9,229
01/01/2013 to 12/31/2013	11.16475	13.26563	30,882
01/01/2014 to 12/31/2014	13.26563	13.74641	16,527
01/01/2015 to 12/31/2015	13.74641	13.38443	1,807
01/01/2016 to 12/31/2016	13.38443	13.85011	192
01/01/2017 to 12/31/2017	13.85011	15.81507	22,550
01/01/2018 to 12/31/2018	15.81507	14.36188	7,196
01/01/2019 to 12/31/2019	14.36188	17.00410	4,135
01/01/2020 to 12/31/2020	17.00410	18.67855	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99737	11.51098	0
01/01/2014 to 12/31/2014	11.51098	12.66567	0
01/01/2015 to 12/31/2015	12.66567	11.82849	0
01/01/2016 to 12/31/2016	11.82849	13.16319	58
01/01/2017 to 12/31/2017	13.16319	15.09627	0
01/01/2018 to 12/31/2018	15.09627	13.92138	0
01/01/2019 to 12/31/2019	13.92138	17.66691	0
01/01/2020 to 12/31/2020	17.66691	17.91903	0
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.43200	10.51446	0
01/01/2012 to 12/31/2012	10.51446	12.91218	0
01/01/2013 to 12/31/2013	12.91218	13.04918	0
01/01/2014 to 12/31/2014	13.04918	14.39780	0
01/01/2015 to 12/31/2015	14.39780	13.93169	0
01/01/2016 to 12/31/2016	13.93169	13.61488	37
01/01/2017 to 12/31/2017	13.61488	14.62278	0
01/01/2018 to 12/31/2018	14.62278	13.49264	0
01/01/2019 to 12/31/2019	13.49264	16.35112	0
01/01/2020 to 12/31/2020	16.35112	15.36934	0
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.67022	12.04822	0
01/01/2012 to 12/31/2012	12.04822	13.45895	0
01/01/2013 to 12/31/2013	13.45895	13.44334	0
01/01/2014 to 12/31/2014	13.44334	17.04517	0
01/01/2015 to 12/31/2015	17.04517	17.30801	0
01/01/2016 to 12/31/2016	17.30801	17.57156	0
01/01/2017 to 12/31/2017	17.57156	18.08260	0
01/01/2018 to 12/31/2018	18.08260	16.67719	0
01/01/2019 to 12/31/2019	16.67719	21.19416	0
01/01/2020 to 12/31/2020	21.19416	19.94386	0
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.56130	8.92749	235
01/01/2012 to 12/31/2012	8.92749	10.19595	190
01/01/2013 to 12/31/2013	10.19595	9.89682	32
01/01/2014 to 12/31/2014	9.89682	9.13606	124
01/01/2015 to 12/31/2015	9.13606	7.36806	107
01/01/2016 to 12/31/2016	7.36806	8.01867	0
01/01/2017 to 12/31/2017	8.01867	9.81562	0
01/01/2018 to 12/31/2018	9.81562	8.16949	0
01/01/2019 to 12/31/2019	8.16949	8.96834	0
01/01/2020 to 12/31/2020	8.96834	9.03846	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.90682	10.40498	9,697
01/01/2012 to 12/31/2012	10.40498	11.14830	5,678
01/01/2013 to 12/31/2013	11.14830	12.39086	2,534
01/01/2014 to 12/31/2014	12.39086	12.37866	2,247
01/01/2015 to 12/31/2015	12.37866	12.10752	1,958
01/01/2016 to 12/31/2016	12.10752	12.22585	1,891
01/01/2017 to 12/31/2017	12.22585	13.79241	1,468
01/01/2018 to 12/31/2018	13.79241	12.32110	696
01/01/2019 to 12/31/2019	12.32110	14.31969	0
01/01/2020 to 12/31/2020	14.31969	15.08352	0
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99913	10.04695	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.59691	10.21172	1,268
01/01/2012 to 12/31/2012	10.21172	10.89125	777
01/01/2013 to 12/31/2013	10.89125	11.58416	251
01/01/2014 to 12/31/2014	11.58416	11.67265	263
01/01/2015 to 12/31/2015	11.67265	11.20207	219
01/01/2016 to 12/31/2016	11.20207	11.42036	169
01/01/2017 to 12/31/2017	11.42036	12.42047	141
01/01/2018 to 12/31/2018	12.42047	11.17817	88
01/01/2019 to 12/31/2019	11.17817	12.56062	0
01/01/2020 to 12/31/2020	12.56062	13.25575	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.37837	11.16407	209
01/01/2012 to 12/31/2012	11.16407	12.50818	153
01/01/2013 to 12/31/2013	12.50818	16.81634	20
01/01/2014 to 12/31/2014	16.81634	17.45893	72
01/01/2015 to 12/31/2015	17.45893	15.97981	51
01/01/2016 to 12/31/2016	15.97981	19.24072	0
01/01/2017 to 12/31/2017	19.24072	20.90771	0
01/01/2018 to 12/31/2018	20.90771	17.39778	0
01/01/2019 to 12/31/2019	17.39778	20.66399	0
01/01/2020 to 12/31/2020	20.66399	20.50066	0
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.74705	9.44271	80
01/01/2012 to 12/31/2012	9.44271	9.14536	67
01/01/2013 to 12/31/2013	9.14536	8.85729	12
01/01/2014 to 12/31/2014	8.85729	8.57829	48
01/01/2015 to 12/31/2015	8.57829	8.30811	34
01/01/2016 to 12/31/2016	8.30811	8.04709	0
01/01/2017 to 12/31/2017	8.04709	7.82095	0
01/01/2018 to 12/31/2018	7.82095	7.67176	0
01/01/2019 to 12/31/2019	7.67176	7.55577	0
01/01/2020 to 12/31/2020	7.55577	7.33404	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.65785	10.65035	0
01/01/2012 to 12/31/2012	10.65035	11.74530	0
01/01/2013 to 12/31/2013	11.74530	12.19214	0
01/01/2014 to 12/31/2014	12.19214	12.11018	0
01/01/2015 to 12/31/2015	12.11018	11.31073	0
01/01/2016 to 12/31/2016	11.31073	12.64201	60
01/01/2017 to 12/31/2017	12.64201	13.15977	0
01/01/2018 to 12/31/2018	13.15977	12.48983	0
01/01/2019 to 12/31/2019	12.48983	13.94714	0
01/01/2020 to 12/31/2020	13.94714	13.86379	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.51537	9.75858	0
01/01/2012 to 12/31/2012	9.75858	11.04666	0
01/01/2013 to 12/31/2013	11.04666	14.96355	0
01/01/2014 to 12/31/2014	14.96355	16.48441	0
01/01/2015 to 12/31/2015	16.48441	14.71393	0
01/01/2016 to 12/31/2016	14.71393	17.08576	0
01/01/2017 to 12/31/2017	17.08576	19.72538	0
01/01/2018 to 12/31/2018	19.72538	16.39725	0
01/01/2019 to 12/31/2019	16.39725	20.56946	0
01/01/2020 to 12/31/2020	20.56946	19.97542	0
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.14735	9.40131	0
01/01/2012 to 12/31/2012	9.40131	10.95911	0
01/01/2013 to 12/31/2013	10.95911	12.63676	0
01/01/2014 to 12/31/2014	12.63676	11.56240	0
01/01/2015 to 12/31/2015	11.56240	11.55075	0
01/01/2016 to 12/31/2016	11.55075	10.76507	0
01/01/2017 to 12/31/2017	10.76507	14.12092	0
01/01/2018 to 12/31/2018	14.12092	11.85060	0
01/01/2019 to 12/31/2019	11.85060	15.16291	0
01/01/2020 to 12/31/2020	15.16291	19.28508	0
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.69064	9.05485	0
01/01/2012 to 12/31/2012	9.05485	10.23161	0
01/01/2013 to 12/31/2013	10.23161	11.83862	0
01/01/2014 to 12/31/2014	11.83862	10.69691	0
01/01/2015 to 12/31/2015	10.69691	10.44453	0
01/01/2016 to 12/31/2016	10.44453	10.17497	0
01/01/2017 to 12/31/2017	10.17497	12.10376	0
01/01/2018 to 12/31/2018	12.10376	9.82897	0
01/01/2019 to 12/31/2019	9.82897	11.42540	0
01/01/2020 to 12/31/2020	11.42540	10.99841	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.76623	10.36828	0
01/01/2012 to 12/31/2012	10.36828	11.40513	0
01/01/2013 to 12/31/2013	11.40513	12.84435	0
01/01/2014 to 12/31/2014	12.84435	13.23152	282
01/01/2015 to 12/31/2015	13.23152	12.68054	63
01/01/2016 to 12/31/2016	12.68054	12.92284	6
01/01/2017 to 12/31/2017	12.92284	14.63929	5
01/01/2018 to 12/31/2018	14.63929	13.13060	5
01/01/2019 to 12/31/2019	13.13060	15.18801	0
01/01/2020 to 12/31/2020	15.18801	16.64546	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.45502	9.19945	0
01/01/2012 to 12/31/2012	9.19945	10.86116	0
01/01/2013 to 12/31/2013	10.86116	12.13498	0
01/01/2014 to 12/31/2014	12.13498	11.00451	0
01/01/2015 to 12/31/2015	11.00451	10.35987	0
01/01/2016 to 12/31/2016	10.35987	10.22824	48
01/01/2017 to 12/31/2017	10.22824	12.84275	0
01/01/2018 to 12/31/2018	12.84275	10.26330	0
01/01/2019 to 12/31/2019	10.26330	12.64601	0
01/01/2020 to 12/31/2020	12.64601	13.84960	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.48468	10.17871	4,894
01/01/2012 to 12/31/2012	10.17871	10.91416	4,562
01/01/2013 to 12/31/2013	10.91416	11.73675	991
01/01/2014 to 12/31/2014	11.73675	11.98646	132
01/01/2015 to 12/31/2015	11.98646	11.58773	110
01/01/2016 to 12/31/2016	11.58773	11.65435	85
01/01/2017 to 12/31/2017	11.65435	12.65884	70
01/01/2018 to 12/31/2018	12.65884	11.62946	44
01/01/2019 to 12/31/2019	11.62946	12.90862	0
01/01/2020 to 12/31/2020	12.90862	13.92123	0
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.67165	10.40451	0
01/01/2012 to 12/31/2012	10.40451	11.60652	0
01/01/2013 to 12/31/2013	11.60652	15.34338	0
01/01/2014 to 12/31/2014	15.34338	16.27245	0
01/01/2015 to 12/31/2015	16.27245	17.43591	0
01/01/2016 to 12/31/2016	17.43591	16.64068	0
01/01/2017 to 12/31/2017	16.64068	21.89333	0
01/01/2018 to 12/31/2018	21.89333	20.85822	0
01/01/2019 to 12/31/2019	20.85822	26.78744	0
01/01/2020 to 12/31/2020	26.78744	39.96444	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.19566	10.74445	353
01/01/2012 to 12/31/2012	10.74445	11.68176	0
01/01/2013 to 12/31/2013	11.68176	15.45619	0
01/01/2014 to 12/31/2014	15.45619	16.55452	0
01/01/2015 to 12/31/2015	16.55452	17.64790	0
01/01/2016 to 12/31/2016	17.64790	18.04653	0
01/01/2017 to 12/31/2017	18.04653	23.24635	0
01/01/2018 to 12/31/2018	23.24635	21.90483	0
01/01/2019 to 12/31/2019	21.90483	27.92551	0
01/01/2020 to 12/31/2020	27.92551	35.59087	0
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.78896	10.12224	580
01/01/2012 to 12/31/2012	10.12224	12.06520	432
01/01/2013 to 12/31/2013	12.06520	14.91450	59
01/01/2014 to 12/31/2014	14.91450	14.96908	224
01/01/2015 to 12/31/2015	14.96908	14.28508	150
01/01/2016 to 12/31/2016	14.28508	14.82022	85
01/01/2017 to 12/31/2017	14.82022	17.77709	0
01/01/2018 to 12/31/2018	17.77709	15.56942	0
01/01/2019 to 12/31/2019	15.56942	19.59631	0
01/01/2020 to 12/31/2020	19.59631	21.67016	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99738	10.21676	246
01/01/2013 to 12/31/2013	10.21676	11.76661	37
01/01/2014 to 12/31/2014	11.76661	11.98155	138
01/01/2015 to 12/31/2015	11.98155	11.46006	96
01/01/2016 to 12/31/2016	11.46006	11.57977	0
01/01/2017 to 12/31/2017	11.57977	13.06583	0
01/01/2018 to 12/31/2018	13.06583	11.60497	0
01/01/2019 to 12/31/2019	11.60497	13.79790	0
01/01/2020 to 12/31/2020	13.79790	14.68277	0
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.76474	10.36420	0
01/01/2012 to 12/31/2012	10.36420	11.75204	0
01/01/2013 to 12/31/2013	11.75204	15.55998	0
01/01/2014 to 12/31/2014	15.55998	16.38243	0
01/01/2015 to 12/31/2015	16.38243	17.01338	0
01/01/2016 to 12/31/2016	17.01338	16.79369	0
01/01/2017 to 12/31/2017	16.79369	21.26145	0
01/01/2018 to 12/31/2018	21.26145	21.03047	0
01/01/2019 to 12/31/2019	21.03047	28.06318	0
01/01/2020 to 12/31/2020	28.06318	35.46313	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99738	10.13876	0
01/01/2013 to 12/31/2013	10.13876	13.20767	0
01/01/2014 to 12/31/2014	13.20767	14.09866	0
01/01/2015 to 12/31/2015	14.09866	13.55576	0
01/01/2016 to 12/31/2016	13.55576	14.89519	77
01/01/2017 to 12/31/2017	14.89519	16.92909	0
01/01/2018 to 12/31/2018	16.92909	14.72878	0
01/01/2019 to 12/31/2019	14.72878	18.45123	0
01/01/2020 to 12/31/2020	18.45123	18.56584	0
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.30416	10.62257	0
01/01/2012 to 12/31/2012	10.62257	12.30522	0
01/01/2013 to 12/31/2013	12.30522	15.75435	0
01/01/2014 to 12/31/2014	15.75435	17.01694	0
01/01/2015 to 12/31/2015	17.01694	15.54377	0
01/01/2016 to 12/31/2016	15.54377	15.30299	33
01/01/2017 to 12/31/2017	15.30299	18.83796	0
01/01/2018 to 12/31/2018	18.83796	17.44791	0
01/01/2019 to 12/31/2019	17.44791	21.99411	0
01/01/2020 to 12/31/2020	21.99411	28.72261	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.12480	10.50718	288
01/01/2012 to 12/31/2012	10.50718	11.91859	214
01/01/2013 to 12/31/2013	11.91859	16.39249	27
01/01/2014 to 12/31/2014	16.39249	18.13850	95
01/01/2015 to 12/31/2015	18.13850	16.57674	64
01/01/2016 to 12/31/2016	16.57674	18.98287	55
01/01/2017 to 12/31/2017	18.98287	20.92204	0
01/01/2018 to 12/31/2018	20.92204	16.92775	0
01/01/2019 to 12/31/2019	16.92775	19.83988	0
01/01/2020 to 12/31/2020	19.83988	18.87176	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.49355	10.26483	6,907
01/01/2012 to 12/31/2012	10.26483	10.97220	6,482
01/01/2013 to 12/31/2013	10.97220	11.60552	1,325
01/01/2014 to 12/31/2014	11.60552	11.88912	277
01/01/2015 to 12/31/2015	11.88912	11.53114	190
01/01/2016 to 12/31/2016	11.53114	11.78586	0
01/01/2017 to 12/31/2017	11.78586	12.57212	0
01/01/2018 to 12/31/2018	12.57212	11.82817	0
01/01/2019 to 12/31/2019	11.82817	13.14425	0
01/01/2020 to 12/31/2020	13.14425	13.88639	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01729	10.04397	0
01/01/2012 to 12/31/2012	10.04397	10.41863	0
01/01/2013 to 12/31/2013	10.41863	9.85712	0
01/01/2014 to 12/31/2014	9.85712	10.12523	0
01/01/2015 to 12/31/2015	10.12523	9.77997	0
01/01/2016 to 12/31/2016	9.77997	9.87140	0
01/01/2017 to 12/31/2017	9.87140	10.10349	0
01/01/2018 to 12/31/2018	10.10349	9.70401	0
01/01/2019 to 12/31/2019	9.70401	10.31518	0
01/01/2020 to 12/31/2020	10.31518	10.59468	0
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.39622	10.35183	13,018
01/01/2012 to 12/31/2012	10.35183	11.32062	6,201
01/01/2013 to 12/31/2013	11.32062	12.83083	31,265
01/01/2014 to 12/31/2014	12.83083	13.56962	16,965
01/01/2015 to 12/31/2015	13.56962	13.06160	2,233
01/01/2016 to 12/31/2016	13.06160	13.92818	190
01/01/2017 to 12/31/2017	13.92818	15.66228	22,711
01/01/2018 to 12/31/2018	15.66228	14.01410	7,283
01/01/2019 to 12/31/2019	14.01410	16.17576	4,148
01/01/2020 to 12/31/2020	16.17576	16.58377	0
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.78463	10.80665	0
01/01/2012 to 12/31/2012	10.80665	12.43379	0
01/01/2013 to 12/31/2013	12.43379	15.94737	0
01/01/2014 to 12/31/2014	15.94737	18.10374	0
01/01/2015 to 12/31/2015	18.10374	18.07342	0
01/01/2016 to 12/31/2016	18.07342	20.10441	0
01/01/2017 to 12/31/2017	20.10441	23.80597	0
01/01/2018 to 12/31/2018	23.80597	21.15761	0
01/01/2019 to 12/31/2019	21.15761	25.50457	0
01/01/2020 to 12/31/2020	25.50457	23.41969	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99737	8.80844	0
01/01/2012 to 12/31/2012	8.80844	9.65293	0
01/01/2013 to 12/31/2013	9.65293	11.44298	0
01/01/2014 to 12/31/2014	11.44298	11.80295	0
01/01/2015 to 12/31/2015	11.80295	11.44835	0
01/01/2016 to 12/31/2016	11.44835	11.78964	0
01/01/2017 to 12/31/2017	11.78964	13.49652	0
01/01/2018 to 12/31/2018	13.49652	12.21584	0
01/01/2019 to 12/31/2019	12.21584	14.33987	0
01/01/2020 to 12/31/2020	14.33987	15.49594	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.03897	10.13136	0
01/01/2012 to 12/31/2012	10.13136	11.78127	0
01/01/2013 to 12/31/2013	11.78127	16.06720	0
01/01/2014 to 12/31/2014	16.06720	16.32992	0
01/01/2015 to 12/31/2015	16.32992	16.02650	0
01/01/2016 to 12/31/2016	16.02650	16.71805	0
01/01/2017 to 12/31/2017	16.71805	20.67699	0
01/01/2018 to 12/31/2018	20.67699	17.85053	0
01/01/2019 to 12/31/2019	17.85053	23.59564	0
01/01/2020 to 12/31/2020	23.59564	30.89379	0
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.49444	11.98301	0
01/01/2012 to 12/31/2012	11.98301	13.01781	0
01/01/2013 to 12/31/2013	13.01781	17.04271	0
01/01/2014 to 12/31/2014	17.04271	17.13614	0
01/01/2015 to 12/31/2015	17.13614	16.72668	0
01/01/2016 to 12/31/2016	16.72668	18.15753	0
01/01/2017 to 12/31/2017	18.15753	21.79342	0
01/01/2018 to 12/31/2018	21.79342	19.32932	0
01/01/2019 to 12/31/2019	19.32932	24.35913	0
01/01/2020 to 12/31/2020	24.35913	35.00887	0
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.35515	10.34059	0
01/01/2012 to 12/31/2012	10.34059	11.83297	0
01/01/2013 to 12/31/2013	11.83297	15.74681	0
01/01/2014 to 12/31/2014	15.74681	16.05425	0
01/01/2015 to 12/31/2015	16.05425	14.87830	0
01/01/2016 to 12/31/2016	14.87830	18.61937	0
01/01/2017 to 12/31/2017	18.61937	19.35947	0
01/01/2018 to 12/31/2018	19.35947	15.54508	0
01/01/2019 to 12/31/2019	15.54508	18.36466	0
01/01/2020 to 12/31/2020	18.36466	17.93951	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.58861	10.45913	3,445
01/01/2012 to 12/31/2012	10.45913	11.49622	3,182
01/01/2013 to 12/31/2013	11.49622	13.00841	4,892
01/01/2014 to 12/31/2014	13.00841	13.33947	3,589
01/01/2015 to 12/31/2015	13.33947	12.92472	2,545
01/01/2016 to 12/31/2016	12.92472	13.46301	1,879
01/01/2017 to 12/31/2017	13.46301	15.04923	2,165
01/01/2018 to 12/31/2018	15.04923	13.79622	5
01/01/2019 to 12/31/2019	13.79622	16.14690	0
01/01/2020 to 12/31/2020	16.14690	17.59843	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.02841	10.50050	279
01/01/2012 to 12/31/2012	10.50050	11.95726	213
01/01/2013 to 12/31/2013	11.95726	16.67945	26
01/01/2014 to 12/31/2014	16.67945	17.50218	95
01/01/2015 to 12/31/2015	17.50218	18.57542	60
01/01/2016 to 12/31/2016	18.57542	18.47720	48
01/01/2017 to 12/31/2017	18.47720	24.67755	0
01/01/2018 to 12/31/2018	24.67755	24.81985	0
01/01/2019 to 12/31/2019	24.81985	30.82413	0
01/01/2020 to 12/31/2020	30.82413	41.73753	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.56426	10.18166	0
01/01/2012 to 12/31/2012	10.18166	11.18177	0
01/01/2013 to 12/31/2013	11.18177	14.57981	0
01/01/2014 to 12/31/2014	14.57981	14.34034	0
01/01/2015 to 12/31/2015	14.34034	13.04632	0
01/01/2016 to 12/31/2016	13.04632	13.41071	0
01/01/2017 to 12/31/2017	13.41071	15.13969	0
01/01/2018 to 12/31/2018	15.13969	13.23649	0
01/01/2019 to 12/31/2019	13.23649	16.14876	0
01/01/2020 to 12/31/2020	16.14876	15.96688	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.36484	9.36523	153
01/01/2012 to 12/31/2012	9.36523	9.39764	132
01/01/2013 to 12/31/2013	9.39764	10.50156	21
01/01/2014 to 12/31/2014	10.50156	9.32020	81
01/01/2015 to 12/31/2015	9.32020	7.28845	70
01/01/2016 to 12/31/2016	7.28845	8.79718	0
01/01/2017 to 12/31/2017	8.79718	9.39912	0
01/01/2018 to 12/31/2018	9.39912	7.58564	0
01/01/2019 to 12/31/2019	7.58564	8.58587	0
01/01/2020 to 12/31/2020	8.58587	8.13057	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.38945	10.65051	0
01/01/2012 to 12/31/2012	10.65051	12.21345	0
01/01/2013 to 12/31/2013	12.21345	15.66336	0
01/01/2014 to 12/31/2014	15.66336	17.44083	0
01/01/2015 to 12/31/2015	17.44083	15.77511	0
01/01/2016 to 12/31/2016	15.77511	17.41792	0
01/01/2017 to 12/31/2017	17.41792	19.99712	0
01/01/2018 to 12/31/2018	19.99712	16.16346	0
01/01/2019 to 12/31/2019	16.16346	18.65141	0
01/01/2020 to 12/31/2020	18.65141	17.01388	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99737	8.74653	0
01/01/2012 to 12/31/2012	8.74653	9.40289	0
01/01/2013 to 12/31/2013	9.40289	10.97393	0
01/01/2014 to 12/31/2014	10.97393	11.21329	253
01/01/2015 to 12/31/2015	11.21329	10.79129	35,344
01/01/2016 to 12/31/2016	10.79129	11.13416	20,500
01/01/2017 to 12/31/2017	11.13416	12.25037	5
01/01/2018 to 12/31/2018	12.25037	11.26957	5
01/01/2019 to 12/31/2019	11.26957	13.15811	0
01/01/2020 to 12/31/2020	13.15811	13.59216	0
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.29910	10.57630	771
01/01/2012 to 12/31/2012	10.57630	11.04691	557
01/01/2013 to 12/31/2013	11.04691	10.53917	99
01/01/2014 to 12/31/2014	10.53917	10.94180	374
01/01/2015 to 12/31/2015	10.94180	10.72817	257
01/01/2016 to 12/31/2016	10.72817	10.92621	79
01/01/2017 to 12/31/2017	10.92621	11.25054	0
01/01/2018 to 12/31/2018	11.25054	10.64750	0
01/01/2019 to 12/31/2019	10.64750	11.58065	0
01/01/2020 to 12/31/2020	11.58065	12.12529	0
*Denotes the start date of these sub-accounts

APPENDIX B – SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN
CERTAIN STATES
Certain features of your Annuity may be different than the features described earlier in this prospectus, if your Annuity is issued in certain states described below. Further variations may arise in connection with additional state reviews.

Jurisdiction	Special Provisions
California	Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available. Highest Daily Lifetime Income with Lifetime Income Accelerator is not available. Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator is not available. Medically-Related Surrender is not available. For the California annuity forms, “contingent deferred sales charges” are referred to as “surrender charges”.
Connecticut
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available. Highest Daily Lifetime Income with Lifetime Income Accelerator is not available. Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator is not available. Different CDSC schedule for X Series. No recapture of Purchase Credits upon death. For Annuities purchased on or after August 20, 2012, the Liquidity Factor used in the Market Value Adjustment and DCA formulas equals zero (0).
The CDSC Schedule for X Series Annuities in Connecticut is as follows:

Age of Purchase Payment being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
Less than one year old	9.0%
1 year old or older, but not yet 2 years old	8.50%
2 years old or older, but not yet 3 years old	8.0%
3 years old or older, but not yet 4 years old	8.0%
4 years old or older, but not yet 5 years old	7.75%
5 years old or older, but not yet 6 years old	7.75%
6 years old or older, but not yet 7 years old	5.0%
7 years old or older, but not yet 8 years old	4.0%
8 years old or older, but not yet 9 years old	2.5%
9 or more years old	0.0%

Florida
One year waiting period for annuitization. With respect to those who are 65 years or older on the date of purchase, in no event will the Contingent Deferred Sales Charge exceed 10% in accordance with Florida law.

Illinois	6 and 12 Month DCA Options are not available. Market Value Adjustment Options are not available.
Iowa	6 and 12 Month DCA Options are not available. Market Value Adjustment Options are not available.
Massachusetts
The annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal option benefit. Medically-Related Surrenders are not available.

Montana	The annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal option benefit.
Oregon	6 and 12 Month DCA Options are not available. Market Value Adjustment Options are not available.
South Dakota	Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator is not available.
Texas	No Market Value Adjustment Options are available under the X Series Annuity. The Beneficiary Annuity is not available.
Virginia	Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator is not available.
Washington
Combination 5% Roll-up and Highest Anniversary Value Death Benefit is not available. Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available. Highest Daily Lifetime Income with Lifetime Income Accelerator is not available. Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator is not available.

B-1

APPENDIX C – HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT, HIGHEST DAILY
LIFETIME® 6 PLUS INCOME BENEFIT WITH LIFETIME INCOME ACCELERATOR, AND
SPOUSAL HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT – NO LONGER AVAILABLE
FOR NEW ELECTIONS
These benefits were offered March 15, 2010 to January 23, 2011.
Except for Annuities that were issued in Oregon, effective September 14, 2012, we are no longer accepting additional Purchase Payments for Annuities that have these benefits.
HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT (HD 6 PLUS)
Highest Daily Lifetime 6 Plus Income Benefit (HD 6 Plus) is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for life. Highest Daily Lifetime 6 Plus is no longer available.
If you have elected this benefit, the benefit guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life provided that you do not take withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal”. You may wish to take a Non-Lifetime Withdrawal if you have an immediate need for access to your Account Value but do not wish to begin lifetime payments under the optional living benefit. All other partial withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income). Highest Daily Lifetime 6 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to take withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime 6 Plus is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section below entitled “How Highest Daily Lifetime 6 Plus Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
The income benefit under Highest Daily Lifetime 6 Plus currently is based on a single “designated life” who is at least 45 years old on the benefit effective date. The Highest Daily Lifetime 6 Plus Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit. As long as your Highest Daily Lifetime 6 Plus Benefit is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under the Highest Daily Lifetime 6 Plus benefit. As to the impact of such a scenario on any other optional benefit you may have, please see the applicable section in this prospectus.
You may also participate in the 6 or 12 Month DCA Program if you elect Highest Daily Lifetime 6 Plus, subject to the 6 or 12 Month DCA Program's rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details. No Long-Term Market Value Adjustment Option is permitted if you elect any optional benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.
The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:
(1)the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
(2)the Unadjusted Account Value on the current Valuation Day.

If you have not made a Lifetime Withdrawal on or before the 10th or 20th benefit anniversary, your Periodic Value on the 10th or 20th benefit anniversary is equal to the greater of:
(1)the Periodic Value described above, or
(2)the sum of (a), (b) and (c) below proportionally reduced for any Non-Lifetime Withdrawals:
(a)200% (on the 10th anniversary) or 400% (on the 20th anniversary) of the Unadjusted Account Value on the effective date of the benefit including any Purchase Payments (including any associated Purchase Credits) made on that day;
(b)200% (on the 10th anniversary) or 400% (on the 20th anniversary) of all Purchase Payments (including any associated Purchase Credits) made within one year following the effective date of the benefit; and
(c)all Purchase Payments (including any associated Purchase Credits) made after one year following the effective date of the benefit.
In the rider for this benefit, we use slightly different terms for the calculation described. We use the term “Guaranteed Base Value” to refer to the Unadjusted Account Value on the effective date of the benefit, plus the amount of any “adjusted” Purchase Payments made within one year after the effective date of the benefit. “Adjusted” Purchase Payments means Purchase Payments we receive, increased by any Purchase Credits applied to your Account Value in relation to Purchase Payments, and decreased by any fees or tax charges deducted from such Purchase Payments upon allocation to the Annuity.
This means that: if you do not take a Lifetime Withdrawal on or before the 10th benefit anniversary, your Protected Withdrawal Value on the 10th benefit anniversary will be at least double (200%) your initial Protected Withdrawal Value established on the date of benefit election; or if you do not take a withdrawal on or before the 20th benefit anniversary, your Protected Withdrawal Value on the 20th anniversary will be at least quadruple (400%) of your initial Protected Withdrawal Value established on the date of benefit election. If you begin taking Lifetime Withdrawals prior to your 10th or 20th benefit anniversary, however, these automatic increases will not occur. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).
Key Feature – Annual Income Amount under Highest Daily Lifetime 6 Plus
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years unless you take a withdrawal of Excess Income, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal. The percentages are: 4% for ages 45 – less than 59  1/2; 5% for ages 59  1/2 – 79, and 6% for ages 80 or older. (Note that for purposes of the age tiers used with this benefit, we deem the Annuitant to have reached age 59 1/2 on the 183rd day after his/her 59th birthday). Under the Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.
•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45 – less than 59  1/2; 5% for ages 59  1/2 – 79 and 6% for ages 80 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).
If your Annuity permits additional Purchase Payments, we may limit any additional Purchase Payment(s) if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s). Subject to state law, we reserve the right to not accept additional Purchase Payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Except for Annuities that were issued in Oregon, effective September 14, 2012, we no longer permit additional Purchase Payments to Annuities with the Highest Daily Lifetime 6 Plus benefit. For Annuities issued in Oregon, this restriction does not apply and you may continue to make additional Purchase Payments at this time.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime 6 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45 – less than 59½; 5% for ages 59½ – 79, and 6% for ages 80 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should consult with your financial professional and carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges.”
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
The Highest Daily Lifetime 6 Plus benefit does not affect your ability to take partial withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in any Annuity Year are less than the Annual Income Amount, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:
•The Issue Date is November 1, 2010
•Highest Daily Lifetime 6 Plus benefit is elected on August 1, 2011
•The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 6 Plus benefit
•The first withdrawal is a Lifetime Withdrawal
Example of dollar-for-dollar reductions
On October 24, 2011, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 59½ and 79 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31, 2011) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 27, 2011 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime withdrawal	$118,000.00
Amount of “non” Excess Income	$3,500.00
Account Value immediately before Excess Income of $1,500	$114,500.00
Excess Income amount	$1,500.00
Ratio ($1,500/$114,500 = 1.31%)	1.31%
Annual Income Amount	$6,000.00
1.31% Reduction in Annual Income Amount	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments (including any associated Purchase Credits), is higher than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).
For this example assume the Annual Income Amount for this Annuity Year is $12,000. Also assume that a Lifetime Withdrawal of $6,000 was previously taken during the Annuity Year and a $10,000 withdrawal resulting in $4,000 of Excess Income on June 29 reduces the amount to $11,400.48 for future years. For the next Annuity Year, the Annual Income Amount will be stepped up if 5% of the highest daily Unadjusted Account Value, adjusted for withdrawals and Purchase Payments is greater than $11,400.48. Steps for determining the daily values are displayed below. Only the June 28 value is being adjusted for Excess Income; the June 30, July 1, and July 2 Valuation Dates occur after the Excess Income withdrawal on June 29.

Date*	Unadjusted Account Value	Highest Daily Value (adjusted for withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
June 28	$238,000.00	$238,000.00	$11,900.00
June 29	$226,500.00	$228,009.60	$11,400.48
June 30	$226,800.00	$228,009.60	$11,400.48
July 1	$233,500.00	$233,500.00	$11,675.00
July 2	$231,900.00	$233,500.00	$11,675.00
*    In this example, the Annuity Anniversary date is July 2. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be the Annuity Anniversary and every day following the Annuity Anniversary. The Annuity Anniversary Date of July 2 is considered the first Valuation Date in the Annuity Year.
**    In this example, the first daily value after the first Lifetime Withdrawal is $238,000 on June 28, resulting in an adjusted Annual Income Amount of $11,900. This amount is adjusted on June 29 to reflect the $10,000 withdrawal. The adjustments are determined as follows:
•The Unadjusted Account Value of $238,000 on June 28 is first reduced dollar-for-dollar by $6,000 ($6,000 is the remaining Annual Income Amount for the Annuity Year), resulting in Unadjusted Account Value of $232,000 before the Excess Income.
•This amount ($232,000) is further reduced by 1.72%, which is the ratio of Excess Income of $4,000 ($10,000 withdrawal minus non-excess amount of $6,000) divided by the Account Value ($232,000) immediately preceding the Excess Income. This results in a Highest Daily Value of $228,009.60 after the adjustment.
•The adjusted June 29 Highest Daily Value, $228,009.60, is carried forward to the next Valuation Date of June 30. At this time, we compare this amount to the Unadjusted Account Value on June 30, $226,800. Since the June 29 adjusted Highest Daily Value of $228,009.60 is greater than the June 30 Unadjusted Account Value, we will continue to carry $228,009.60 forward to the next Valuation Date of July 1. The Unadjusted Account Value on July 1, $233,500, becomes the Highest Daily Value since it exceeds the $228,009.60 carried forward.
•The July 1 adjusted Highest Daily Value of $233,500 is also greater than the July 2 Unadjusted Account Value of $231,900, so the $233,500 will be carried forward to the first Valuation Date of July 2.
In this example, the final Highest Daily Value of $233,500 is converted to an Annual Income Amount based on the applicable Withdrawal Percentage of 5%, generating an Annual Income Amount of $11,675. Since this amount is greater than the current year's Annual Income Amount of $11,400.48 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on July 2 and continuing through July 1 of the following calendar year, will be stepped-up to $11,675.

Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value” earlier in this prospectus). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 6 Plus benefit. You must tell us at the time you take the withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 6 Plus benefit. If you do not designate the withdrawal as a Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce both by the percentage the total withdrawal amount (including any applicable CDSC and any applicable Market Value Adjustment) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:
The Issue Date is December 1
•The Highest Daily Lifetime 6 Plus benefit is elected on September 1
•The Unadjusted Account Value at benefit election was $105,000
•The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 6 Plus benefit
•No previous withdrawals have been taken under the Highest Daily Lifetime 6 Plus benefit
On October 3, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000
Divided by Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
Required Minimum Distributions
Required Minimum Distributions (“RMD”) for this Annuity must be taken by April 1st in the year following the date you turn age 70 ½ (72 for those who would have reached age 70 ½ after 2019) and by December 31st for subsequent calendar years. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime.
If the annual RMD amount is greater than the Annual Income Amount, a withdrawal of the RMD amount will not be treated as a withdrawal of Excess Income, as long as the RMD amount is calculated by us for this Annuity and administered under a program we support each calendar year. If you are not participating in an RMD withdrawal program each calendar year, you can alternatively satisfy the RMD amount without it being treated as a withdrawal of Excess Income as long as the below rules are applied.
A “Calendar Year” runs from January 1 to December 31 of that year.

Withdrawals made from the Annuity during an Annuity Year to meet the RMD provisions of the Code will not be treated as withdrawals of Excess Income if they are taken during one Calendar Year.
If Lifetime Withdrawals are taken over two Calendar Years, the amount that will not be treated as a withdrawal of Excess Income is:
•the remaining Annual Income Amount for that Annuity Year; plus
•the second Calendar Year’s RMD amount minus the Annual Income Amount (the result of which cannot be less than zero).
Example
The following example is purely hypothetical and intended to illustrate the scenario described above. Note that withdrawals must comply with all IRS guidelines in order to satisfy the RMD for the current calendar year.

First Calendar Year	Annuity Year	Second Calendar Year
01/01/2016 to 12/31/2016	06/01/2016 to 05/31/2017	01/01/2017 to 12/31/2017
Assume the following:
•RMD Amount for Both Calendar Years = $6,000;
•Annual Income Amount = $5,000; and
•A withdrawal of $2,000 was taken on 07/01/2016 (during the First Calendar Year) resulting in a remaining Annual Income Amount for the Annuity Year of $3,000.
The amount that can be taken between 01/03/2017 and 05/31/2017 without creating a withdrawal of Excess Income is $4,000. Here is the calculation:
•The remaining Annual Income for that Annuity Year ($3,000); plus
•The Second Calendar Year’s RMD Amount minus the Annual Income Amount ($6,000 - $5,000 = $1,000).
If the $4,000 is withdrawn during the Annuity Year, the remaining Annual Income Amount will be $0 and the remaining RMD amount for the Second Calendar Year ($2,000) may be taken in the next Annuity Year beginning on 06/01/2017.
Other Important Information
•If, in any Annuity Year, your RMD amount is less than your Annual Income Amount, any withdrawals in excess of the Annual Income Amount will be treated as Excess Income.
•If you do not comply with the rules described above, any withdrawal that exceeds the Annual Income Amount will be treated as a withdrawal of Excess Income, which will reduce your Annual Income Amount in future Annuity Years. This may include a situation where you comply with the rules described above and then decide to take additional withdrawals after satisfying your RMD from the Annuity.
•If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note that all Non-Lifetime Withdrawal provisions will apply.
Benefits Under Highest Daily Lifetime 6 Plus
•To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. After the Unadjusted Account Value is reduced to zero, you will not be permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative partial withdrawals in an Annuity Year exceed the Annual Income Amount (“Excess Income”) and reduce your Unadjusted Account Value to zero, the Highest Daily Lifetime 6 Plus benefit terminates, we will make no further payments of the Annual Income Amount and no additional Purchase Payments will be permitted. However, if a partial withdrawal in the latter scenario was taken to satisfy a Required Minimum Distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the designated life.
•Please note that if your Unadjusted Account Value is reduced to zero, all payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments. Also, any Death Benefit will terminate if withdrawals reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
•If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
(1)apply your Unadjusted Account Value, less any applicable tax charges, to any annuity option available; or
(2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our Service

Office. If applying your Unadjusted Account Value, less any applicable tax charges, to the life-only annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
•In the absence of an election when mandatory annuity payments are to begin we currently make annual annuity payments in the form of a single life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the period certain in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:
(1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
(2)the Unadjusted Account Value.
Other Important Considerations
•Withdrawals under the Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while the Highest Daily Lifetime 6 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.
•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the section entitled “Investment Options.” You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the Permitted Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon inception of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to the Permitted Sub-accounts, or to the requirements as to how you may allocate your Account Value with this benefit, may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will only apply upon re-allocation of Account Value, or upon addition of subsequent Purchase Payments. That is, we will not require such current participants to re-allocate Account Value to comply with any new requirements.
•Any Death Benefit, including any optional Death Benefit that you elected, will terminate if withdrawals taken under Highest Daily Lifetime 6 Plus reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no
•Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” earlier in the prospectus for more information.)
•The current charge for Highest Daily Lifetime 6 Plus is 0.85% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Highest Daily Lifetime 6 Plus is 1.50% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.2125% of the greater of the prior Valuation Day’s Unadjusted Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account

Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for the Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, partial withdrawals may reduce the Unadjusted Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit.
Election of and Designations under the Benefit
We no longer permit elections of Highest Daily Lifetime 6 Plus. Previously, for elections of Highest Daily Lifetime 6 Plus, there must have been either, a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 45 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 6 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 6 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
Highest Daily Lifetime 6 Plus could be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions.
If you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity’s Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not have elected Highest Daily Lifetime 6 Plus so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate Highest Daily Lifetime 6 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply.
The benefit automatically terminates upon the first to occur of the following:
(i)    your termination of the benefit;
(ii)    your surrender of the Annuity;
(iii)    the Latest Annuity Date or your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of annuity payments, we will continue to pay the Annual Income Amount);
(iv)    our receipt of Due Proof of Death of the Owner or Annuitant (for entity-owned annuities);
(v)    both the Unadjusted Account Value and Annual Income Amount equal zero; or
(vi)    you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating a benefit, we will send you written notice and provide you with an opportunity to change your designations.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed);
consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Upon termination of Highest Daily Lifetime 6 Plus other than upon the death of the Annuitant or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Unadjusted Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program (i.e., Custom Portfolios Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.
If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 6 Plus benefit terminates upon Due Proof of Death.
How Highest Daily Lifetime 6 Plus Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
An integral part of Highest Daily Lifetime 6 Plus (including Highest Daily Lifetime 6 Plus with LIA and Spousal Highest Daily Lifetime 6 Plus) is the predetermined mathematical formula used to transfer Unadjusted Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the AST Investment Grade Bond Sub-account, referred to as the “Bond Sub-account”). This predetermined mathematical formula (“formula”) runs each Valuation Day that the benefit is in effect on your Annuity and, as a result, transfers of Unadjusted Account Value between the Permitted Sub-accounts and the Bond Sub-account can occur on any Valuation Day subject to the conditions described below. Only the predetermined mathematical formula can transfer Unadjusted Account Value to and from the Bond Sub-account, and thus you may not allocate Purchase Payments to or make transfers to or from the Bond Sub-account We are not providing you with investment advice through the use of the formula nor does the formula constitute an investment strategy that we are recommending to you. The formula by which the transfer operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily Lifetime 6 Plus. The formula is not forward looking and contains no predictive or projective component with respect to the markets, the Unadjusted Account Value or the Protected Withdrawal Value. The formula is described below.
As indicated above, we limit the Sub-accounts to which you may allocate Unadjusted Account Value if you elect Highest Daily Lifetime 6 Plus. For purposes of these benefits, we refer to those permitted Investment Options as the “Permitted Sub-accounts”. Because these restrictions and the use of the formula lessen the risk that your Unadjusted Account Value will be reduced to zero while you are still alive, they also reduce the likelihood that we will make any lifetime income payments under this benefit. They may also limit your upside potential for growth.
If you are participating in Highest Daily Lifetime 6 Plus and also are participating in the 6 or 12 Month DCA Program, and the formula under the benefit dictates a transfer from the Permitted Sub-accounts to the Bond Sub-account, then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Unadjusted Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Unadjusted Account Value in those Sub-accounts will an amount be transferred from the DCA Market Value Adjustment Options. For purposes of the discussion below concerning transfers from the Permitted Sub-accounts to the Bond Sub-account, amounts held within the DCA Market Value Adjustment Options are included within the term “Permitted Sub-accounts”. Thus, amounts may be transferred from the DCA Market Value Adjustment Options in the circumstances described above and in the section of the prospectus entitled 6 or 12 Month Dollar Cost Averaging Program. Any transfer dictated by the formula out of the Bond Sub-account will only be transferred to the Permitted Sub-accounts, not the DCA Market Value Adjustment Options. We will not assess any applicable Market Value Adjustment with respect to transfers under the formula from the DCA Market Value Adjustment Options.
Generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an Income Basis (as defined in Appendix I) for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. This amount may be different than the actual Annual Income Amount currently guaranteed under your benefit. Then it produces an estimate of the total amount targeted in the formula, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a Lifetime Withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent Purchase Payments (including any associated Purchase Credits), and any withdrawals of Excess Income. Next, the formula subtracts from the Target Value the amount held within the Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Bond Sub-account, is called the “Target Ratio” or “r”. If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap discussed below) to the Bond Sub-account. Once a transfer is made, the Target Ratio must again be greater than 83% but less than or equal to 84.5% for three consecutive Valuation Days before a subsequent transfer to the Bond Sub-account will occur. If, however, on any Valuation Day, the Target Ratio is above 84.5%, the formula will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the Bond Sub-account to the Permitted Sub-accounts (excluding the DCA Market Value Adjustment Options) will occur.
The formula will not execute a transfer to the Bond Sub-account that results in more than 90% of your Unadjusted Account Value being allocated to the Bond Sub-account (“90% cap”) on that Valuation Day. Thus, on any Valuation Day, if the formula would require a transfer to the Bond Sub-account that would result in more than 90% of the Unadjusted Account Value being allocated to the Bond Sub-account, only the amount that results in exactly 90% of the Unadjusted Account Value being allocated to the Bond Sub-account will be transferred. Additionally, future transfers into the Bond Sub-account will not be made (regardless of the performance of the Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Bond Sub-account. Once this transfer occurs out of the Bond Sub-account, future amounts may be transferred to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Bond Sub-account that results in greater than 90% of your Unadjusted Account Value being allocated to the Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Unadjusted Account Value could be more than 90% invested in the Bond Sub-account.
If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the Bond Sub-account at least until there is first a transfer out of the Bond Sub-account, regardless of how much of your Unadjusted Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Unadjusted Account Value is allocated to the Bond Sub-account, and the formula will still not transfer any of your Unadjusted Account Value to the Bond Sub-account (at least until there is first a transfer out of the Bond Sub-account). For example,
•September 4 – a transfer is made to the Bond Sub-account that results in the 90% cap being met and now $90,000 is allocated to the Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
•September 5 – you make an additional Purchase Payment of $10,000. No transfers have been made from the Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on September 4.

•On September 5 – (and at least until first a transfer is made out of the Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the Bond Sub-account).
•Once there is a transfer out of the Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap).
Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Unadjusted Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Bond Sub-account as dictated by the formula.
Under the formula, investment performance of your Unadjusted Account Value that is negative, flat, or even moderately positive may result in a transfer of a portion of your Unadjusted Account Value in the Permitted Sub-accounts to the Bond Sub-account because such investment performance will tend to increase the Target Ratio. In deciding how much to transfer, we use another formula, which essentially seeks to reallocate amounts held in the Permitted Sub-accounts and the Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. The further the Target Ratio is from 80% when a transfer is occurring under the formula, the greater the transfer amount will be. Once you elect Highest Daily Lifetime 6 Plus, the values we use to compare to the Target Ratio will be fixed.
Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, if there is money allocated to the Bond Sub-account, we will perform an additional monthly calculation to determine whether or not a transfer will be made from the Bond Sub-account to the Permitted Sub-accounts. This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.
The amount of the transfer will be equal to the lesser of:
a)The total value of all your Unadjusted Account Value in the Bond Sub-account, or
b)An amount equal to 5% of your total Unadjusted Account Value.
While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Unadjusted Account Value either to or from the Bond Sub-account. Depending on the results of the calculations of the formula, we may, on any Valuation Day:
•Not make any transfer between the Permitted Sub-accounts and the Bond Sub-account; or
•If a portion of your Unadjusted Account Value was previously allocated to the Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts (as described above); or
•Transfer a portion of your Unadjusted Account Value in the Permitted Sub-accounts and the DCA Market Value Adjustment Options to the Bond Sub-account.
Prior to the first Lifetime Withdrawal, the primary driver of transfers to the Bond Sub-account is the difference between your Unadjusted Account Value and your Protected Withdrawal Value. If none of your Unadjusted Account Value is allocated to the Bond Sub-account, then over time the formula permits an increasing difference between the Unadjusted Account Value and the Protected Withdrawal Value before a transfer to the Bond Sub-account occurs. Therefore, as time goes on, while none of your Unadjusted Account Value is allocated to the Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Unadjusted Account Value, the more the Unadjusted Account Value can decrease prior to a transfer to the Bond Sub-account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Unadjusted Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
•The difference between your Unadjusted Account Value and your Protected Withdrawal Value;
•The amount of time Highest Daily Lifetime 6 Plus has been in effect on your Annuity;
•The amount allocated to and the performance of the Permitted Sub-accounts and the Bond Sub-account;
•Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
•Any withdrawals you take from your Annuity (while the benefit is in effect).
At any given time, some, most or none of your Unadjusted Account Value will be allocated to the Bond Sub-account, as dictated by the formula.
Because the amount allocated to the Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Unadjusted Account Value and thus the greater the impact on whether (and how much) your Unadjusted Account Value is transferred to or from the Bond Sub-account. It is possible, under the formula, that if a significant portion of your Unadjusted Account Value is allocated to the Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Unadjusted Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Unadjusted Account Value is allocated to the Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the Bond Sub-account, if dictated by the formula and subject to the 90% cap feature described above.
Any Unadjusted Account Value in the Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts beginning after age 70 ½ (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see “Tax Considerations” for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime 6 Plus or Spousal Highest Daily Lifetime 6 Plus through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
HIGHEST DAILY LIFETIME 6 PLUS WITH LIFETIME INCOME ACCELERATOR (HD6 PLUS WITH LIA)
Highest Daily Lifetime 6 Plus with LIA is no longer available. If you have elected this benefit, the benefit guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. You could choose Highest Daily Lifetime 6 Plus with or without also electing LIA, however you could not elect LIA without Highest Daily Lifetime 6 Plus and you must have elected the LIA benefit at the time you elected Highest Daily Lifetime 6 Plus. Please note that if you terminate Highest Daily Lifetime 6 Plus and elected the Highest Daily Lifetime 6 Plus with LIA you would lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. Highest Daily Lifetime 6 Plus with LIA is offered as an alternative to other lifetime withdrawal options. This benefit may not be combined with any other optional living benefit or death benefit. As long as your Highest Daily Lifetime 6 Plus with LIA benefit is in effect, you must allocate your Unadjusted Account Value in accordance with the permitted and available Investment Option(s) with this benefit. The income benefit under Highest Daily Lifetime 6 Plus with LIA currently is based on a single “designated life” who is between the ages of 45 and 75 on the date that the benefit is elected and received in Good Order. All terms and conditions of Highest Daily Lifetime 6 Plus apply to this version of the benefit, except as described herein. As is the case with Highest Daily Lifetime 6 Plus, Highest Daily Lifetime 6 Plus with LIA involves your participation in a predetermined mathematical formula that transfers Account Value between your Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account. Please see Highest Daily Lifetime 6 Plus above for a description of the predetermined mathematical formula.
Highest Daily Lifetime 6 Plus with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care or other medical or retirement expenses. You should seek professional advice to determine your financial needs for long-term care.
If this benefit is elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.
The current charge for this benefit is 1.20% annually of the greater of Unadjusted Account Value and Protected Withdrawal Value. The maximum charge is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.30% of the greater of the prior Valuation Day’s Unadjusted Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for the Highest Daily Lifetime 6 Plus with LIA benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, withdrawals may reduce the Unadjusted Account Value to zero.

Eligibility Requirements for LIA Amount. Both a waiting period of 36 months from the benefit effective date and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met apply before you can become eligible for the LIA Amount. The 120 day elimination period begins on the date that we receive notification from you of your eligibility for the LIA Amount. Thus, assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA Amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements (“LIA conditions”) must be met.
(1)The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to laws of any United States jurisdiction providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.
(2)The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:
a.Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
b.Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
c.Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
d.Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
e.Transferring: Moving into or out of a bed, chair or wheelchair.
f.Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).
You must notify us in writing when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount, and you will have to notify us again in writing in order to become eligible. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. The designated life must be available for any assessment or reassessment pursuant to our administrative process requirements. Please note that you must be available in the U.S. for the assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under the Highest Daily Lifetime 6 Plus benefit.
Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the Annuity Year that immediately precedes or runs concurrent with our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under Highest Daily Lifetime Income 6 Plus” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
LIA Amount at the first Lifetime Withdrawal. If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime 6 Plus with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.
LIA Amount after the first Lifetime Withdrawal. If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA Amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount. However, the available LIA Amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA Amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.
For new issuances of this benefit, we may institute a “cut-off” date that would stop the appreciation of the Protected Withdrawal Value, even if no Lifetime Withdrawal had been taken prior to the cut-off date (thus affecting the determination of the LIA Amount). We will not apply any cut-off date to those who elected this benefit prior to our institution of a cut-off date.
Withdrawals in Excess of the LIA Amount. Withdrawals (other than the Non-Lifetime Withdrawal) of any amount in a given Annuity Year up to the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. However, if your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount (“Excess Income”), your LIA Amount in subsequent years will be reduced (except with regard to

Required Minimum Distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Income. Excess Income also will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA Amount (when eligible) but in excess of the charge free withdrawal amount available under this Annuity will not incur a CDSC.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal has exceeded the LIA Amount.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of more than the LIA Amount, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding the LIA Amount.
•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of more than the LIA Amount, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed the LIA Amount. If you request a net withdrawal, you are more likely to take a withdrawal of more than the LIA Amount than if you request a gross withdrawal.
Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional Purchase Payment, the Annual Income Amount is increased by an amount obtained by applying the applicable percentage (4% for ages 45 – less than 59½; 5% for ages 59½ – 79; and 6% for ages 80 and older) to the Purchase Payment (including any associated Purchase Credits). The applicable percentage is based on the attained age of the designated life on the date of the first Lifetime Withdrawal after the benefit effective date.
(Note that for purposes of the age tiers used with this benefit, we deem the Annuitant to have reached age 59 1/2 on the 183rd day after his/her 59th birthday).
The LIA Amount is increased by double the Annual Income Amount, if eligibility for LIA has been met. The Protected Withdrawal Value is increased by the amount of each Purchase Payment (including any associated Purchase Credits).
If the Annuity permits additional Purchase Payments, we may limit any additional Purchase Payment(s) if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount (or, if eligible for LIA, the LIA Amount) is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount (or, if eligible for LIA, the LIA Amount) in an unintended fashion is the relative size of additional Purchase Payment(s). Subject to state law, we reserve the right to not accept additional Purchase Payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Except for Annuities that were issued in Oregon, effective September 14, 2012, we no longer permit additional Purchase Payments to Annuities with the Highest Daily Lifetime 6 Plus with LIA. For Annuities issued in Oregon, this restriction does not apply and you may continue to make additional Purchase Payments at this time.
Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Unadjusted Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If this were to occur, you are not permitted to make additional Purchase Payments to your Annuity. Thus, in that scenario, the remaining LIA Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA Amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Unadjusted Account Value to zero are more than the LIA Amount (except in the case of Required Minimum Distributions), Highest Daily Lifetime 6 Plus with LIA terminates, and no additional payments are made. However, if a withdrawal in the latter scenario was taken to satisfy a Required Minimum Distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the LIA Amount in subsequent Annuity Years until the death of the designated life.
Annuity Options. In addition to the Highest Daily Lifetime 6 Plus annuity options described above, after the tenth anniversary of the benefit effective date (“Tenth Anniversary”), you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Unadjusted Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA Amounts. We will continue to make payments until the death of the designated life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.

If you elect Highest Daily Lifetime 6 Plus with LIA, and never meet the eligibility requirements, you will not receive any additional payments based on the LIA Amount.
Termination of Highest Daily Lifetime 6 Plus With LIA. The LIA benefit terminates upon the first to occur of the following:
(i)    your termination of the benefit;
(ii)    your surrender of the Annuity;
(iii)    our receipt of Due Proof of Death of the designated life;
(iv)    the Annuity Date, if Unadjusted Account Value remains on the Annuity Date and an election is made to commence annuity payments prior to the tenth Annuity anniversary;
(v)    the Valuation Day on which each of the Unadjusted Account Value and the Annual Income Amount is zero; or
(vi)    if you cease to meet our requirements for elections of this benefit or if we process a change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating the benefit, we will send you written notice and provide you with an opportunity to change your designations.
Highest Daily Lifetime 6 Plus with LIA uses the same predetermined mathematical formula used with Highest Daily Lifetime 6 Plus and Spousal Highest Daily Lifetime 6 Plus. See the pertinent discussion in Highest Daily Lifetime 6 Plus above.
SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT (SHD6 PLUS)
Spousal Highest Daily Lifetime 6 Plus Income Benefit (SHD6 Plus) is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for the lives of two individuals who are spouses. Spousal Highest Daily Lifetime 6 Plus is no longer available for election
If you have elected this benefit, the benefit guarantees, until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “designated lives”, and each, a “designated life”), the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives, provided you have not made withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal.” You may wish to take a Non-Lifetime Withdrawal if you have an immediate need for access to your Account Value but do not wish to begin lifetime payments under the optional living benefit. All other withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income). The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 6 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Spousal Highest Daily Lifetime 6 Plus is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled “How Highest Daily Lifetime 6 Plus Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
Spousal Highest Daily Lifetime 6 Plus is the spousal version of Highest Daily Lifetime 6 Plus. Currently, if you elect Spousal Highest Daily Lifetime 6 Plus and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. Please note that if you terminate Spousal Highest Daily Lifetime 6 Plus and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. See “Termination of Existing Benefits and Election of New Benefits” for details.
Spousal Highest Daily Lifetime 6 Plus must be elected based on two designated lives, as described below. The youngest designated life must have been at least 50 years old and the oldest designated life must have been at least 55 years old on the benefit effective date. We will not divide an Annuity or the Spousal Highest Daily Lifetime 6 Plus benefit due to a divorce. See “Election of and Designations under the Benefit” below for details. Spousal Highest Daily Lifetime 6 Plus is not available if you elect any other optional living benefit, although you may elect any optional death benefit.
As long as your Spousal Highest Daily Lifetime 6 Plus benefit is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under the Spousal Highest Daily Lifetime 6 Plus benefit. As to the impact of such a scenario on any other optional benefit you may have, please see the applicable section in this prospectus.

You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Spousal Highest Daily Lifetime 6 Plus, subject to the 6 or 12 Month DCA Program's rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details. No Long-Term Market Value Adjustment Option is permitted if you elect any optional benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:
(1)the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
(2)the Unadjusted Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 10th or 20th benefit anniversary, your Periodic Value on the 10th or 20th benefit anniversary of the benefit effective date is equal to the greater of:
(1)the Periodic Value described above or,
(2)the sum of (a), (b) and (c) proportionally reduced for any Non-Lifetime Withdrawal:
(a)200% (on the 10th anniversary) or 400% (on the 20th anniversary) of the Unadjusted Account Value on the effective date of the benefit including any Purchase Payments (including any associated Purchase Credits) made on that day;
(b)200% (on the 10th anniversary) or 400% (on the 20th anniversary) of all Purchase Payments (including any associated Purchase Credits) made within one year following the effective date of the benefit; and
(c)all Purchase Payments (including any associated Purchase Credits) made after one year following the effective date of the benefit.
In the rider for this benefit, as respects the preceding paragraph, we use the term “Guaranteed Base Value” to refer to the Unadjusted Account Value on the effective date of the benefit, plus the amount of any “adjusted” Purchase Payments made within one year after the effective date of the benefit. “Adjusted” Purchase Payments means Purchase Payments we receive, increased by any Purchase Credits applied to your Account Value in relation to Purchase Payments, and decreased by any fees or tax charges deducted from such Purchase Payments upon allocation to the Annuity.
This means that: if you do not take a Lifetime Withdrawal on or before the 10th Anniversary of the benefit, your Protected Withdrawal Value on the 10th Anniversary will be at least double (200%) your initial Protected Withdrawal Value established on the date of benefit election; or if you do not take a withdrawal on or before the 20th anniversary of the benefit, your Protected Withdrawal Value on the 20th anniversary will be at least quadruple (400%) of your initial Protected Withdrawal Value established on the date of benefit election. If you begin taking Lifetime Withdrawals prior to your 10th or 20th benefit anniversary, however, these automatic increases will not occur. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).
Key Feature – Annual Income Amount under the Spousal Highest Daily Lifetime 6 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the younger designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. We use the age of the younger designated life even if that designated life is no longer a participant under the Annuity due to death or divorce. Under the Spousal Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Unadjusted Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.

The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.
•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).
If your Annuity permits additional Purchase Payments, we may limit any additional Purchase Payment(s) if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s). Subject to state law, we reserve the right to not accept additional Purchase Payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Except for Annuities that were issued in Oregon, effective September 14, 2012, we no longer permit additional Purchase Payments to Annuities with the Spousal Highest Daily Lifetime 6 Plus benefit. For Annuities issued in Oregon, this restriction does not apply and you may continue to make additional Purchase Payments at this time.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the younger designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges”.
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
The Spousal Highest Daily Lifetime 6 Plus benefit does not affect your ability to take withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carryover the unused portion of the Annual Income Amount to subsequent Annuity Years.

Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:
•The Issue Date is November 1, 2010
•The Spousal Highest Daily Lifetime 6 Plus benefit is elected on August 1, 2011
•The younger designated life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 6 Plus benefit.
•The first withdrawal is a Lifetime Withdrawal
Example of dollar-for-dollar reductions
On October 24, 2011, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the younger designated life is between the ages of 65 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31, 2011) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 27, 2011 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Amount of “non” Excess Income	$3,500.00
Account Value immediately before Excess Income of $1,500	$114,500.00
Excess Income amount	$1,500.00
Ratio ($1,500/$114,500 = 1.31%)	1.31%
Annual Income Amount	$6,000.00
1.31% Reduction in Annual Income Amount	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the younger designated life's age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments (including any associated Purchase Credits), is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).
For this example assume the Annual Income Amount for this Annuity Year is $10,800. Also assume that a Lifetime Withdrawal of $5,400 was previously taken during the Annuity Year and a $10,000 withdrawal resulting in $4,600 of Excess Income on June 29 reduces the amount to $10,259.75 for future years. For the next Annuity Year, the Annual Income Amount will be stepped up if 4.5% of the highest daily Unadjusted Account Value, adjusted for withdrawals and Purchase Payments is greater than $10,259.75. Steps for determining the daily values are displayed below. Only the June 28 value is being adjusted for Excess Income; the June 30, July 1, and July 2 Valuation Dates occur after the Excess Income withdrawal on June 29.

Date*	Unadjusted Account Value	Highest Daily Value (adjusted for withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
June 28	$238,000.00	$238,000.00	$10,710.00
June 29	$226,500.00	$227,994.52	$10,259.75
June 30	$226,800.00	$227,994.52	$10,259.75
July 1	$233,500.00	$233,500.00	$10,507.50
July 2	$231,900.00	$233,500.00	$10,507.50
*    In this example, the Annuity Anniversary date is July 2. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be the Annuity Anniversary and every day following the Annuity Anniversary. The Annuity Anniversary Date of July 2 is considered the first Valuation Date in the Annuity Year.
**    In this example, the first daily value after the first Lifetime Withdrawal is $238,000 on June 28, resulting in an adjusted Annual Income Amount of $10,710.00. This amount is adjusted on June 29 to reflect the $10,000 withdrawal. The adjustments are determined as follows:
•The Unadjusted Account Value of $238,000 on June 28 is first reduced dollar-for-dollar by $5,400 ($5,400 is the remaining Annual Income Amount for the Annuity Year), resulting in Unadjusted Account Value of $232,600 before the Excess Income.
•This amount ($232,600) is further reduced by 1.98% the ratio of Excess Income of $4,600 ($10,000 withdrawal minus non-excess amount of $5,400) divided by the Account Value ($232,600) immediately preceding the Excess Income. This results in a Highest Daily Value of $227,994.52 after the adjustment.
•The adjusted June 29 Highest Daily Value, $227,994.52, is carried forward to the next Valuation Date of June 30. At this time, we compare this amount to the Unadjusted Account Value on June 30, $226,800. Since the June 29 adjusted Highest Daily Value of $227,994.52 is greater than the June 30 Unadjusted Account Value, we will continue to carry $227,994.52 forward to the next Valuation Date of July 1. The Unadjusted Account Value on July 1, $233,500, becomes the Highest Daily Value since it exceeds the $227,994.52 carried forward.
•The July 1 adjusted Highest Daily Value of $233,500 is also greater than the July 2 Unadjusted Account Value of $231,900, so the $233,500 will be carried forward to the first Valuation Date of July 2.
In this example, the final Highest Daily Value of $233,500 is converted to an Annual Income Amount based on the applicable Withdrawal Percentage of 4.5%, generating an Annual Income Amount of $10,507.50. Since this amount is greater than the current year's Annual Income Amount of $10,435.50 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on July 2 and continuing through July 1 of the following calendar year, will be stepped-up to $10,507.50.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value” earlier in this prospectus). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit. You must tell us at the time you take the partial withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Spousal Highest Daily Lifetime 6 Plus benefit. If you do not designate the withdrawal as a Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce both by the percentage the total withdrawal amount (including any applicable CDSC and any applicable Market Value Adjustment) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit. Assume the following:
•The Issue Date is December 1, 2010
•The Spousal Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2011
•The Unadjusted Account Value at benefit election was $105,000
•The younger designated life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 6 Plus benefit
•No previous withdrawals have been taken under the Spousal Highest Daily Lifetime 6 Plus benefit

On October 3, 2011, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000 and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 3, 2011 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000
Divided by Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
Required Minimum Distributions
See the sub-section entitled “Required Minimum Distributions” in the section above concerning Highest Daily Lifetime 6 Plus for a discussion of the relationship between the RMD amount and the Annual Income Amount.
Benefits under Spousal Highest Daily Lifetime 6 Plus
•To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Spousal Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the designated lives to die, and will continue to make payments until the death of the second designated life. After the Unadjusted Account Value is reduced to zero, you are not permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative withdrawals in the Annuity Year that reduced your Unadjusted Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 6 Plus benefit terminates, we will make no further payments of the Annual Income Amount and no additional Purchase Payments will be permitted. However, if a partial withdrawal in the latter scenario was taken to satisfy a Required Minimum Distribution (as described above) under the Annuity then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second designated life.
•Please note that if your Unadjusted Account Value is reduced to zero, all payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments. Also, any Death Benefit will terminate if withdrawals reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
•If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
(1)apply your Unadjusted Account Value, less any applicable state required premium tax, to any annuity option available; or
(2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the designated lives to die, and will continue to make payments until the death of the second designated life. If, due to death of a designated life or divorce prior to Annuitization, only a single designated life remains, then annuity payments will be made as a life annuity for the lifetime of the designated life. We must receive your request in a form acceptable to us at our office. If applying your Unadjusted Account Value, less any applicable tax charges, to our current life only (or joint life, depending on the number of designated lives remaining) annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
•In the absence of an election when mandatory annuity payments are to begin, we currently make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the certain period in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:
(1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
(2)the Unadjusted Account Value.

Other Important Considerations
•Withdrawals under the Spousal Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while the Spousal Highest Daily Lifetime 6 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.
•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “Investment Options.” In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the elected Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the Spousal Highest Daily Lifetime 6 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon inception of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to Permitted Sub-accounts, or to the requirements as to how you may allocate your Unadjusted Account Value with this benefit, may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will apply only upon re-allocation of Unadjusted Account Value, or to any additional Purchase Payments that are made after the changes go into effect. That is, we will not require such current participants to re-allocate Unadjusted Account Value to comply with any new requirements.
•Any Death Benefit, including any optional Death Benefit that you elected, will terminate if withdrawals taken under Spousal Highest Daily Lifetime 6 Plus reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” earlier in the prospectus for more information.)
Charge for Spousal Highest Daily Lifetime 6 Plus
The current charge for Spousal Highest Daily Lifetime 6 Plus is 0.95% annually of the greater of Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Spousal Highest Daily Lifetime 6 Plus is 1.50% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.2375% of the greater of the prior Valuation Day's Unadjusted Account Value, or the prior Valuation Day's Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for the Spousal Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, withdrawals may reduce the Unadjusted Account Value to zero. If the Unadjusted Account Value is reduced to zero as a result of a partial withdrawal that is not a withdrawal of Excess Income and the Annual Income Amount is greater than zero, we will make payments under the benefit.

Election of and Designations under the Benefit
Spousal Highest Daily Lifetime 6 Plus is no longer available. Spousal Highest Daily Lifetime 6 Plus could only be elected based on two designated lives. Designated lives must have been natural persons who are each other's spouses at the time of election of the benefit. Spousal Highest Daily Lifetime 6 Plus only could be elected if the Owner, Annuitant, and Beneficiary designations were as follows:
•One Annuity Owner, where the Annuitant and the Owner are the same person and the sole Beneficiary is the Owner's spouse. The younger Owner/Annuitant and the Beneficiary must be at least 50 years old and the older must be at least 55 years old at the time of election; or
•Co-Annuity Owners, where the Owners are each other's spouses. The Beneficiary designation must be the surviving spouse, or the spouses named equally. One of the Owners must be the Annuitant. The younger Owner must be at least 50 years old and the older Owner must be at least 55 years old at the time of election; or
•One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the Beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The younger of the Annuitant and the Contingent Annuitant must be at least 50 years old and the older must be at least 55 years old at the time of election.
We do not permit a change of Owner under this benefit, except as follows: (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of Beneficiary designations under this benefit, however if the Beneficiary is changed, the benefit may not be eligible to be continued upon the death of the first designated life. If the designated lives divorce, the Spousal Highest Daily Lifetime 6 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. Any applicable CDSC will apply to such a withdrawal. The non-owner spouse may then decide whether s/he wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.
If you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity's Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Spousal Highest Daily Lifetime 6 Plus so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply.
The benefit automatically terminates upon the first to occur of the following:
(i)    upon our receipt of due proof of death of the first designated life, if the surviving spouse opts to take the death benefit under the Annuity (rather than continue the Annuity) or if the surviving spouse is not an eligible designated life;
(ii)    upon the death of the second designated life;
(iii)    your termination of the benefit;
(iv)    your surrender of the Annuity;
(v)    the Latest Annuity Date or your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the annual income amount);
(vi)    both the Unadjusted Account Value and Annual Income amount equal zero; or
(vii)    you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating the benefit, we will send you written notice and provide you with an opportunity to change your designations.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Upon termination of Spousal Highest Daily Lifetime 6 Plus other than upon the death of the second Designated Life or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Unadjusted Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program (i.e., Custom Portfolios Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.

How Spousal Highest Daily Lifetime 6 Plus Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
See “How Highest Daily Lifetime 6 Plus Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” above for information regarding this component of the benefit.
Additional Tax Considerations
Please see the Additional Tax Considerations section under Highest Daily Lifetime 6 Plus above.
FORMULA FOR HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT, HIGHEST DAILY
LIFETIME 6 PLUS INCOME BENEFIT WITH LIFETIME INCOME ACCELERATOR, AND
SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT
Please see Appendix I: “Formula for Highest Daily Lifetime Income v2.1 Suite, Highest Daily Lifetime Income 2.0 Suite, Highest Daily Lifetime Income Suite and Highest Daily Lifetime 6 Plus Suite of Living Benefits.”

APPENDIX D – HIGHEST DAILY LIFETIME® INCOME, HIGHEST DAILY LIFETIME® INCOME
WITH LIA AND SPOUSAL HIGHEST DAILY LIFETIME® INCOME
– NO LONGER AVAILABLE FOR NEW ELECTIONS
These benefits were offered January 24, 2011 to August 19, 2012.
Except for Annuities that were issued in Oregon, effective December 31, 2020, we are no longer accepting Purchase Payments for Annuities that have these benefits.
Notwithstanding the limit discussed above, we may further limit, suspend or reject any additional Purchase Payment at any time, but would do so only on a non-discriminatory basis. Circumstances where we may limit, restrict, suspend or reject additional Purchase Payments include, but are not limited to, the following:
•if we determine that, as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion (among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s));
•if we are not then offering this benefit for new issues; or
•if we are offering a modified version of this benefit for new issues.
HIGHEST DAILY LIFETIME INCOME BENEFIT
Highest Daily Lifetime Income is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for life. We reserve the right, in our sole discretion, to cease offering this benefit for new elections, at any time.
We offer a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life provided that you do not take withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal”. You may wish to take a Non-Lifetime Withdrawal if you have an immediate need for access to your Account Value but do not wish to begin lifetime payments under the optional living benefit. All other partial withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income). Highest Daily Lifetime Income may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to take withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime Income is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section below entitled “How Highest Daily Lifetime Income Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
The income benefit under Highest Daily Lifetime Income currently is based on a single “designated life” who is at least 45 years old on the benefit effective date. Highest Daily Lifetime Income is not available if you elect any other optional living benefit, although you may elect any optional death benefit. As long as your Highest Daily Lifetime Income is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under Highest Daily Lifetime Income. As to the impact of such a scenario on any other optional benefit you may have, please see the applicable section in this prospectus. For example, if the Annuity terminates in this scenario, you would no longer have any optional death benefit that you may have elected (see the optional death benefits section of this prospectus).
You may also participate in the 6 or 12 Month DCA Program if you elect Highest Daily Lifetime Income, subject to the 6 or 12 Month DCA Program’s rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details. No Long-Term Market Value Adjustment Option is permitted if you elect any optional benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.

The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:
(1)the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
(2)the Unadjusted Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 12th Anniversary of the effective date of the benefit, your Periodic Value on the 12th Anniversary of the benefit effective date is equal to the greater of:
(1)the Periodic Value described above, or
(2)the sum of (a), (b) and (c) below proportionally reduced for any Non-Lifetime Withdrawals:
(a)200% of the Unadjusted Account Value on the effective date of the benefit including any Purchase Payments (including any associated Purchase Credits) made on that day;
(b)200% of all Purchase Payments (including any associated Purchase Credits) made within one year following the effective date of the benefit; and
(c)all Purchase Payments (including any associated Purchase Credits) made after one year following the effective date of the benefit.
This means that if you do not take a Lifetime Withdrawal on or before the 12th benefit anniversary, your Protected Withdrawal Value on the 12th benefit anniversary will be at least double (200%) your initial Protected Withdrawal Value established on the date of benefit election. If you begin taking withdrawals prior to your 12th benefit anniversary, however, this automatic increase will not occur. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled “Example of dollar-for-dollar reductions”).
Key Feature – Annual Income Amount under Highest Daily Lifetime Income
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years unless you take a withdrawal of Excess Income, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal. The percentages are: 3% for ages 45-54; 4% for ages 55 to less than 59½; 5% for ages 59½ to 84, and 6% for ages 85 or older. Under Highest Daily Lifetime Income, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.
•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime Income and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 3% for ages 45 -54 ; 4% for ages 55 to less than 59 1/2; 5% for ages 59 1/2 to 84, and 6% for ages 85 or older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).

If your Annuity permits additional Purchase Payments, we may limit any additional Purchase Payment(s) if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s). Subject to state law, we reserve the right to not accept additional Purchase Payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime Income. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 3% for ages 45-54; 4% for ages 55 to less than 59 1/2; 5% for ages 59 1/2-84, and 6% for ages 85 or older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Income has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Income upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should consult with your financial professional and carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges.”
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
 Highest Daily Lifetime Income does not affect your ability to take partial withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Income, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in any Annuity Year are less than the Annual Income Amount, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).
Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Income or any other fees and charges under the Annuity. Assume the following for all three examples:
•The Issue Date is November 1, 2011
•Highest Daily Lifetime Income is elected on August 1, 2012
•The Annuitant was 70 years old when he/she elected Highest Daily Lifetime Income
•The first withdrawal is a Lifetime Withdrawal
Example of dollar-for-dollar reductions
On October 24, 2012, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 59 1/2 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31, 2012) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29, 2012 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime withdrawal	$118,000.00
Amount of “non” Excess Income	$3,500.00
Account Value immediately before Excess Income of $1,500	$114,500.00
Excess Income amount	$1,500.00
Ratio ($1,500/$114,500 = 1.31%)	1.31%
Annual Income Amount	$6,000.00
1.31% Reduction in Annual Income Amount	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments (including any associated Purchase Credits), is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).
For this example assume the Annual Income Amount for this Annuity Year is $12,000. Also assume that a Lifetime Withdrawal of $6,000 was previously taken during the Annuity Year and a $10,000 withdrawal resulting in $4,000 of Excess Income on June 29 reduces the amount to $11,400.48 for future years. For the next Annuity Year, the Annual Income Amount will be stepped up if 5% of the highest daily Unadjusted Account Value, adjusted for withdrawals and Purchase Payments is greater than $11,400.48. Steps for determining the daily values are displayed below. Only the June 28 value is being adjusted for Excess Income; the June 30, July 1, and July 2 Valuation Dates occur after the Excess Income withdrawal on June 29.

Date*	Unadjusted Account Value	Highest Daily Value (adjusted for withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
June 28	$238,000.00	$238,000.00	$11,900.00
June 29	$226,500.00	$228,009.60	$11,400.48
June 30	$226,800.00	$228,009.60	$11,400.48
July 1	$233,500.00	$233,500.00	$11,675.00
July 2	$231,900.00	$233,500.00	$11,675.00
*    In this example, the Annuity Anniversary date is July 2. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be the Annuity Anniversary and every day following the Annuity Anniversary. The Annuity Anniversary Date of July 2 is considered the first Valuation Date in the Annuity Year.
**    In this example, the first daily value after the first Lifetime Withdrawal is $238,000 on June 28, resulting in an adjusted Annual Income Amount of $11,900. This amount is adjusted on June 29 to reflect the $10,000 withdrawal. The adjustments are determined as follows:
•The Unadjusted Account Value of $238,000 on June 28 is first reduced dollar-for-dollar by $6,000 ($6,000 is the remaining Annual Income Amount for the Annuity Year), resulting in Unadjusted Account Value of $232,000 before the Excess Income.
•This amount ($232,000) is further reduced by 1.72%, which is the ratio of Excess Income of $4,000 ($10,000 withdrawal minus non-excess amount of $6,000) divided by the Account Value ($232,000) immediately preceding the Excess Income. This results in a Highest Daily Value of $228,009.60 after the adjustment.
•The adjusted June 29 Highest Daily Value, $228,009.60, is carried forward to the next Valuation Date of June 30. At this time, we compare this amount to the Unadjusted Account Value on June 30, $226,800. Since the June 29 adjusted Highest Daily Value of $228,009.60 is greater than the June 30 Unadjusted Account Value, we will continue to carry $228,009.60 forward to the next Valuation Date of July 1. The Unadjusted Account Value on July 1, $233,500, becomes the Highest Daily Value since it exceeds the $228,009.60 carried forward.
•The July 1 adjusted Highest Daily Value of $233,500 is also greater than the July 2 Unadjusted Account Value of $231,900, so the $233,500 will be carried forward to the first Valuation Date of July 2.
In this example, the final Highest Daily Value of $233,500 is converted to an Annual Income Amount based on the applicable Withdrawal Percentage of 5%, generating an Annual Income Amount of $11,675. Since this amount is greater than the current year's Annual Income Amount of $11,400.48 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on July 2 and continuing through July 1 of the following calendar year, will be stepped-up to $11,675.

Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime Income. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Highest Daily Lifetime Income. You must tell us at the time you take the withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Highest Daily Lifetime Income. If you do not designate the withdrawal as a Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Periodic Value guarantee on the twelfth anniversary of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce both by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (Proportional Reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:
•The Issue Date is December 1
•Highest Daily Lifetime Income is elected on September 4
•The Unadjusted Account Value at benefit election was $105,000
•The Annuitant was 70 years old when he/she elected Highest Daily Lifetime Income
•No previous withdrawals have been taken under Highest Daily Lifetime Income
On October 3, the Protected Withdrawal Value is $125,000, the 12th benefit year minimum Periodic Value guarantee is $210,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Highest Daily Lifetime Income will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000
Divided by Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio	(12.5)%
Protected Withdrawal Value	$109,375
12th benefit year Minimum Periodic Value	$183,750
Required Minimum Distributions
Required Minimum Distributions (“RMD”) for this Annuity must be taken by April 1st in the year following the date you turn age 70 ½ (72 for those who would have reached age 70 ½ after 2019) and by December 31st for subsequent calendar years. If the annual RMD amount is greater than the Annual Income Amount, a withdrawal of the RMD amount will not be treated as a withdrawal of Excess Income, as long as the RMD amount is calculated by us for this Annuity and administered under a program we support each calendar year. If you are not participating in an RMD withdrawal program each calendar year, you can alternatively satisfy the RMD amount without it being treated as a withdrawal of Excess Income as long as the below rules are applied.
A “Calendar Year” runs from January 1 to December 31 of that year.
Withdrawals made from the Annuity during an Annuity Year to meet the RMD provisions of the Code will not be treated as withdrawals of Excess Income if they are taken during one Calendar Year.
If Lifetime Withdrawals are taken over two Calendar Years, the amount that will not be treated as a withdrawal of Excess Income is:
•the remaining Annual Income Amount for that Annuity Year; plus
•the second Calendar Year’s RMD amount minus the Annual Income Amount (the result of which cannot be less than zero).

Example
The following example is purely hypothetical and intended to illustrate the scenario described above. Note that withdrawals must comply with all IRS guidelines in order to satisfy the RMD for the current calendar year.

First Calendar Year	Annuity Year	Second Calendar Year
01/01/2016 to 12/31/2016	06/01/2016 to 05/31/2017	01/01/2017 to 12/31/2017
Assume the following:
▪RMD Amount for Both Calendar Years = $6,000;
▪Annual Income Amount = $5,000; and
▪A withdrawal of $2,000 was taken on 07/01/2016 (during the First Calendar Year) resulting in a remaining Annual Income Amount for the Annuity Year of $3,000.
The amount that can be taken between 01/03/2017 and 05/31/2017 without creating a withdrawal of Excess Income is $4,000. Here is the calculation:
•The remaining Annual Income for that Annuity Year ($3,000); plus
•The Second Calendar Year’s RMD Amount minus the Annual Income Amount ($6,000 - $5,000 = $1,000).
If the $4,000 is withdrawn during the Annuity Year, the remaining Annual Income Amount will be $0 and the remaining RMD amount for the Second Calendar Year ($2,000) may be taken in the next Annuity Year beginning on 06/01/2017.
Other Important Information
•If, in any Annuity Year, your RMD amount is less than your Annual Income Amount, any withdrawals in excess of the Annual Income Amount will be treated as Excess Income.
•If you do not comply with the rules described above, any withdrawal that exceeds the Annual Income Amount will be treated as a withdrawal of Excess Income, which will reduce your Annual Income Amount in future Annuity Years. This may include a situation where you comply with the rules described above and then decide to take additional withdrawals after satisfying your RMD from the Annuity.
•If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note that all Non-Lifetime Withdrawal provisions will apply.
Benefits Under Highest Daily Lifetime Income
▪To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Highest Daily Lifetime Income, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. After the Unadjusted Account Value is reduced to zero, you will not be permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative partial withdrawals in an Annuity Year exceed the Annual Income Amount (“Excess Income”) and reduce your Unadjusted Account Value to zero, Highest Daily Lifetime Income terminates, we will make no further payments of the Annual Income Amount and no additional Purchase Payments will be permitted. However, if a partial withdrawal in the latter scenario was taken to satisfy a Required Minimum Distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the designated life.
▪Please note that if your Unadjusted Account Value is reduced to zero, all payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments. Also, any Death Benefit will terminate if withdrawals reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
▪If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
(1)apply your Unadjusted Account Value, less any applicable tax charges, to any annuity option available; or
(2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our Service Office. If applying your Unadjusted Account Value, less any applicable tax charges, to the life-only annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
▪In the absence of an election when mandatory annuity payments are to begin we currently make annual annuity payments in the form of a single life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the period certain in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:

(1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
(2)the Unadjusted Account Value.
Other Important Considerations
•Withdrawals under Highest Daily Lifetime Income are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while Highest Daily Lifetime Income is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.
•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the section entitled “Investment Options.” You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the Permitted Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon election of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to the Permitted Sub-accounts, or to the requirements as to how you may allocate your Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will only apply upon re-allocation of Account Value, or upon addition of subsequent Purchase Payments. That is, we will not require such current participants to re-allocate Account Value to comply with any new requirements.
•If you elected this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted Sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.
•Any Death Benefit, including any optional Death Benefit that you elect, will terminate if withdrawals taken under Highest Daily Lifetime Income reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” earlier in the prospectus for more information.)
•The current charge for Highest Daily Lifetime Income is 0.95% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Highest Daily Lifetime Income is 1.50% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.2375% of the greater of the prior Valuation Day’s Unadjusted Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Highest Daily Lifetime Income would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, partial withdrawals may reduce the Unadjusted Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit.
Election of and Designations under the Benefit
For Highest Daily Lifetime Income, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 45 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Income. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Income, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
Highest Daily Lifetime Income can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime Income and terminate it, you cannot re-elect it. See “Termination of Existing Benefits and Election of New Benefits” for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect Highest Daily Lifetime Income, you lose the guarantees that you had accumulated under your existing benefit and your guarantees under Highest Daily Lifetime Income will be based on your Unadjusted Account Value on the effective date of Highest Daily Lifetime Income. You and your financial professional should carefully consider whether terminating your existing benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
If you wish to elect this benefit and you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity’s Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Highest Daily Lifetime Income so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate Highest Daily Lifetime Income at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and you cannot re-elect the benefit.
The benefit automatically terminates upon the first to occur of the following:
(i)    your termination of the benefit;
(ii)    your surrender of the Annuity;
(iii)    the Latest Annuity Date or your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of annuity payments, we will continue to pay the Annual Income Amount);
(iv)    our receipt of Due Proof of Death of the Owner or Annuitant (for entity-owned annuities);
(v)    both the Unadjusted Account Value and Annual Income Amount equal zero; or
(vi)    you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating a benefit, we will send you written notice and provide you with an opportunity to change your designations.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Upon termination of Highest Daily Lifetime Income other than upon the death of the Annuitant or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program (i.e., Automatic Rebalancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.
If a surviving spouse elects to continue the Annuity, Highest Daily Lifetime Income terminates upon Due Proof of Death. The spouse may newly elect the benefit subject to the restrictions discussed above.
How Highest Daily Lifetime Income Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account

An integral part of Highest Daily Lifetime Income (including Highest Daily Lifetime Income with LIA and Spousal Highest Daily Lifetime Income) is the predetermined mathematical formula used to transfer Unadjusted Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the AST Investment Grade Bond Sub-account, referred to in this section as the “Bond Sub-account”). This predetermined mathematical formula (“formula”) runs each Valuation Day that the benefit is in effect on your Annuity and, as a result, transfers of Unadjusted Account Value between the Permitted Sub-accounts and the Bond Sub-account can occur on any Valuation Day subject to the conditions described below. Only the predetermined mathematical formula can transfer Unadjusted Account Value to and from the Bond Sub-account, and thus you may not allocate Purchase Payments to or make transfers to or from the Bond Sub-account. We are not providing you with investment advice through the use of the formula nor does the formula constitute an investment strategy that we are recommending to you. The formula by which the transfer operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Income. The formula is not forward looking and contains no predictive or projective component with respect to the markets, the Unadjusted Account Value or the Protected Withdrawal Value. The formula is set forth in Appendix I (and is described below).
As indicated above, we limit the Sub-accounts to which you may allocate Unadjusted Account Value if you elect Highest Daily Lifetime Income. For purposes of these benefits, we refer to those permitted Investment Options as the “Permitted Sub-accounts”. Because these restrictions and the use of the formula lessen the risk that your Unadjusted Account Value will be reduced to zero while you are still alive, they also reduce the likelihood that we will make any lifetime income payments under this benefit. They may also limit your upside potential for growth.
If you are participating in Highest Daily Lifetime Income and also are participating in the 6 or 12 Month DCA Program, and the formula under the benefit dictates a transfer from the Permitted Sub-accounts to the Bond Sub-account, then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Unadjusted Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Unadjusted Account Value in those Sub-accounts will an amount be transferred from the DCA Market Value Adjustment Options. For purposes of the discussion below concerning transfers from the Permitted Sub-accounts to the Bond Sub-account, amounts held within the DCA Market Value Adjustment Options are included within the term “Permitted Sub-accounts”. Thus, amounts may be transferred from the DCA Market Value Adjustment Options in the circumstances described above and in the section of the prospectus entitled 6 or 12 Month Dollar Cost Averaging Program. Any transfer dictated by the formula out of the Bond Sub-account will only be transferred to the Permitted Sub-accounts, not the DCA Market Value Adjustment Options. We will not assess any Market Value Adjustment with respect to transfers under the formula from the DCA Market Value Adjustment Options.
Generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an Income Basis (as defined in Appendix I) for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. This amount may be different than the actual Annual Income Amount currently guaranteed under your benefit. Then it produces an estimate of the total amount targeted in the formula, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a Lifetime Withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent Purchase Payments (including any associated Purchase Credits with respect to the X Series), and any withdrawals of Excess Income. Next, the formula subtracts from the Target Value the amount held within the Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Bond Sub-account, is called the “Target Ratio” or “r”. If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap discussed below) to the Bond Sub-account. Once a transfer is made, the Target Ratio must again be greater than 83% but less than or equal to 84.5% for three consecutive Valuation Days before a subsequent transfer to the Bond Sub-account will occur. If, however, on any Valuation Day, the Target Ratio is above 84.5%, the formula will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the Bond Sub-account to the Permitted Sub-accounts (excluding the DCA Market Value Adjustment Options) will occur.
The formula will not execute a transfer to the Bond Sub-account that results in more than 90% of your Unadjusted Account Value being allocated to the Bond Sub-account (“90% cap”) on that Valuation Day. Thus, on any Valuation Day, if the formula would require a transfer to the Bond Sub-account that would result in more than 90% of the Unadjusted Account Value being allocated to the Bond Sub-account, only the amount that results in exactly 90% of the Unadjusted Account Value being allocated to the Bond Sub-account will be transferred. Additionally, future transfers into the Bond Sub-account will not be made (regardless of the performance of the Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Bond Sub-account. Once this transfer occurs out of the Bond Sub-account, future amounts may be transferred to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Bond Sub-account that results in greater than 90% of your Unadjusted Account Value being allocated to the Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Unadjusted Account Value could be more than 90% invested in the Bond Sub-account.
If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the Bond Sub-account at least until there is first a transfer out of the Bond Sub-account, regardless of how much of your Unadjusted Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Unadjusted Account Value is allocated to the Bond Sub-account, and the formula will still not transfer any of your Unadjusted Account Value to the Bond Sub-account (at least until there is first a transfer out of the Bond Sub-account). For example,

•September 4 – a transfer is made to the Bond Sub-account that results in the 90% cap being met and now $90,000 is allocated to the Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
•September 5 – you make an additional Purchase Payment of $10,000. No transfers have been made from the Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on September 4.
•On September 5 – (and at least until first a transfer is made out of the Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the Bond Sub-account).
•Once there is a transfer out of the Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap).
Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Unadjusted Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Bond Sub-account as dictated by the formula.
Under the formula, investment performance of your Unadjusted Account Value that is negative, flat, or even moderately positive may result in a transfer of a portion of your Unadjusted Account Value in the Permitted Sub-accounts to the Bond Sub-account because such investment performance will tend to increase the Target Ratio. In deciding how much to transfer, we use another formula, which essentially seeks to reallocate amounts held in the Permitted Sub-accounts and the Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. The further the Target Ratio is from 80% when a transfer is occurring under the formula, the greater the transfer amount will be. Once you elect Highest Daily Lifetime Income, the values we use to compare to the Target Ratio will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime Income and existing Annuities that elect Highest Daily Lifetime Income in the future, however, we reserve the right to change such values.
Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, if there is money allocated to the Bond Sub-account, we will perform an additional monthly calculation to determine whether or not a transfer will be made from the Bond Sub-account to the Permitted Sub-accounts. This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.
The amount of the transfer will be equal to the lesser of:
a)The total value of all your Unadjusted Account Value in the Bond Sub-account, or
b)An amount equal to 5% of your total Unadjusted Account Value.
While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Unadjusted Account Value either to or from the Bond Sub-account. Depending on the results of the calculations of the formula, we may, on any Valuation Day:
•Not make any transfer between the Permitted Sub-accounts and the Bond Sub-account; or
•If a portion of your Unadjusted Account Value was previously allocated to the Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts (as described above); or
•Transfer a portion of your Unadjusted Account Value in the Permitted Sub-accounts and the DCA Market Value Adjustment Options to the Bond Sub-account.
Prior to the first Lifetime Withdrawal, the primary driver of transfers to the Bond Sub-account is the difference between your Unadjusted Account Value and your Protected Withdrawal Value. If none of your Unadjusted Account Value is allocated to the Bond Sub-account, then over time the formula permits an increasing difference between the Unadjusted Account Value and the Protected Withdrawal Value before a transfer to the Bond Sub-account occurs. Therefore, as time goes on, while none of your Unadjusted Account Value is allocated to the Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Unadjusted Account Value, the more the Unadjusted Account Value can decrease prior to a transfer to the Bond Sub-account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Unadjusted Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
•The difference between your Unadjusted Account Value and your Protected Withdrawal Value;
•The amount of time Highest Daily Lifetime Income has been in effect on your Annuity;
•The amount allocated to and the performance of the Permitted Sub-accounts and the Bond Sub-account;
•Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
•Any withdrawals you take from your Annuity (while the benefit is in effect).
At any given time, some, most or none of your Unadjusted Account Value will be allocated to the Bond Sub-account, as dictated by the formula.
Because the amount allocated to the Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Unadjusted Account Value and thus the greater the impact on whether (and how much) your Unadjusted Account Value is transferred to or from the Bond Sub-account. It is possible, under the formula, that if a significant portion of your Unadjusted Account Value is allocated to the Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Unadjusted Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Unadjusted Account Value is allocated to the Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the Bond Sub-account, if dictated by the formula and subject to the 90% cap feature described above.
Any Unadjusted Account Value in the Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts beginning after age 70 ½ (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see “Tax Considerations” for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime Income or Spousal Highest Daily Lifetime Income through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
HIGHEST DAILY LIFETIME INCOME BENEFIT WITH LIFETIME INCOME ACCELERATOR
We offer another version of Highest Daily Lifetime Income that we call Highest Daily Lifetime Income with Lifetime Income Accelerator. Highest Daily Lifetime Income with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. We reserve the right, in our sole discretion, to cease offering this benefit at any time.
You may choose Highest Daily Lifetime Income with or without also electing LIA, however you may not elect LIA without Highest Daily Lifetime Income and you must elect the LIA benefit at the time you elect Highest Daily Lifetime Income. If you elect Highest Daily Lifetime Income without LIA and would like to add the feature later, you must first terminate Highest Daily Lifetime Income and elect Highest Daily Lifetime Income with LIA (subject to availability and benefit re-election provisions). Please note that if you terminate Highest Daily Lifetime Income and elect Highest Daily Lifetime Income with LIA you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. Highest Daily Lifetime Income with LIA is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, it may not be combined with any other optional living benefit or death benefit. As long as your Highest Daily Lifetime Income with LIA benefit is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-account(s) with this benefit. The income benefit under Highest Daily Lifetime Income with LIA currently is based on a single “designated life” who is between the ages of 45 and 75 on the date that the benefit is elected and received in Good Order. All terms and conditions of Highest Daily Lifetime Income apply to this version of the benefit, except as described herein. As is the case with Highest Daily Lifetime Income, Highest Daily Lifetime Income with LIA involves your participation in a predetermined mathematical formula that transfers Account Value between your Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account. Please see Highest Daily Lifetime Income above for a description of the predetermined mathematical formula.
Highest Daily Lifetime Income with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care or other medical or retirement expenses. You should seek professional advice to determine your financial needs for long-term care.
If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.
If you elect Highest Daily Lifetime Income with LIA, the current charge is 1.30% annually of the greater of Unadjusted Account Value and Protected Withdrawal Value. The maximum charge is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.325% of the greater of the prior Valuation Day’s Unadjusted Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account.

If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Highest Daily Lifetime Income with LIA benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, withdrawals may reduce the Unadjusted Account Value to zero.
Eligibility Requirements for LIA Amount. Both a waiting period of 36 months from the benefit effective date and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met apply before you can become eligible for the LIA Amount. The 120 day elimination period begins on the date that we receive notification from you of your eligibility for the LIA Amount. Thus, assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA Amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements (“LIA conditions”) must be met.
(1)The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to laws of any United States jurisdiction providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.
(2)The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:
a.Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
b.Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
c.Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
d.Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
e.Transferring: Moving into or out of a bed, chair or wheelchair.
f.Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).
You must notify us in writing when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount, and you will have to notify us again in writing in order to become eligible. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. The designated life must be available for any assessment or reassessment pursuant to our administrative process requirements. Please note that you must be available in the U.S. for the assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under Highest Daily Lifetime Income.
Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the Annuity Year that immediately precedes or runs concurrent with our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under Highest Daily Lifetime Income” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
LIA Amount at the first Lifetime Withdrawal. If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime Income with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.
LIA Amount after the first Lifetime Withdrawal. If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA Amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount. However, the available LIA Amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA Amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.
For new issuances of this benefit, we may institute a “cut-off” date that would stop the appreciation of the Protected Withdrawal Value, even if no Lifetime Withdrawal had been taken prior to the cut-off date (thus affecting the determination of the LIA Amount). We will not apply any cut-off date to those who elected this benefit prior to our institution of a cut-off date.
Withdrawals in Excess of the LIA Amount. Withdrawals (other than the Non-Lifetime Withdrawal) of any amount in a given Annuity Year up to the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. However, if your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount (“Excess Income”), your LIA Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Income. Excess Income also will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA Amount (when eligible) but in excess of the charge free withdrawal amount available under this Annuity will not incur a CDSC.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal has exceeded the LIA Amount.
▪If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of more than the LIA Amount, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding the LIA Amount.
▪If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of more than the LIA Amount, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed the LIA Amount. If you request a net withdrawal, you are more likely to take a withdrawal of more than the LIA Amount than if you request a gross withdrawal.
No CDSC is applicable to any Lifetime Withdrawal that is less than or equal to the LIA Amount, even if the total amount of such withdrawals in any Annuity Year exceeds any maximum charge free withdrawal amount described in the Annuity. Such Lifetime Withdrawals are not treated as withdrawals of Purchase Payments. Each withdrawal that is Excess Income is subject to any applicable CDSC if the withdrawal is greater than the Charge fee withdrawal amount under the Annuity.
Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional Purchase Payment, the Annual Income Amount is increased by an amount obtained by applying the applicable percentage (3% for ages 45-54; 4% for ages 55 to less than 59  1/2; 5% for ages 59  1/2-84; and 6% for ages 85 or older) to the Purchase Payment (including any associated Purchase Credits). The applicable percentage is based on the attained age of the designated life on the date of the first Lifetime Withdrawal after the benefit effective date.
The LIA Amount is increased by double the Annual Income Amount, if eligibility for LIA has been met. The Protected Withdrawal Value is increased by the amount of each Purchase Payment (including any associated Purchase Credits).
If the Annuity permits additional Purchase Payments, we may limit any additional Purchase Payment(s) if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount (or, if eligible for LIA, the LIA Amount) is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount (or, if eligible for LIA, the LIA Amount) in an unintended fashion is the relative size of additional Purchase Payment(s). Subject to state law, we reserve the right to not accept additional Purchase Payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Unadjusted Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If this were to occur, you are not permitted to make additional Purchase Payments to your Annuity. Thus, in that scenario, the remaining LIA Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA Amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Unadjusted Account Value to zero are more than the LIA Amount (except in the case of Required Minimum Distributions), Highest Daily Lifetime Income with LIA terminates, and no additional payments are made. However, if a withdrawal in the latter scenario was taken to satisfy a Required Minimum Distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the LIA Amount in subsequent Annuity Years until the death of the designated life.
Annuity Options. In addition to the Highest Daily Lifetime Income annuity options described above, after the tenth anniversary of the benefit effective date (“Tenth Anniversary”), you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Unadjusted Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA Amounts. We will continue to make payments until the death of the designated life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.
If you elect Highest Daily Lifetime Income with LIA, and never meet the eligibility requirements, you will not receive any additional payments based on the LIA Amount.
Termination of Highest Daily Lifetime Income with LIA. the LIA benefit terminates upon the first to occur of the following:
(i)    your termination of the benefit;
(ii)    your surrender of the annuity;
(iii)    our receipt of due proof of death of the designated life;
(iv)    the annuity date, if unadjusted account value remains on the annuity date and an election is made to commence annuity payments prior to the tenth annuity anniversary;
(v)    the valuation day on which each of the unadjusted account value and the annual income amount is zero; or
(vi)    if you cease to meet our requirements for elections of this benefit or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating the benefit, we will send you written notice and provide you with an opportunity to change your designations.
Highest Daily Lifetime Income with LIA uses the same predetermined mathematical formula used with Highest Daily Lifetime Income and Spousal Highest Daily Lifetime Income. See the pertinent discussion in Highest Daily Lifetime Income above.
SPOUSAL HIGHEST DAILY LIFETIME INCOME BENEFIT
Spousal Highest Daily Lifetime Income is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for the lives of two individuals who are spouses. We reserve the right, in our sole discretion, to cease offering this benefit for new elections at any time.
We offer a benefit that guarantees, until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “designated lives”, and each, a “designated life”), the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives, provided you have not made withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal.” All other withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income). The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue Spousal Highest Daily Lifetime Income after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Spousal Highest Daily Lifetime Income is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled “How Highest Daily Lifetime Income Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
Spousal Highest Daily Lifetime Income is the spousal version of Highest Daily Lifetime Income. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Currently, if you elect Spousal Highest Daily Lifetime Income and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. Please note that if you terminate Spousal Highest Daily Lifetime Income and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. See “Termination of Existing Benefits and Election of New Benefits” for details.
Spousal Highest Daily Lifetime Income must be elected based on two designated lives, as described below. Each designated life must be at least 45 years old on the benefit effective date. We will not divide an Annuity or the Spousal Highest Daily Lifetime Income benefit due to a divorce. See “Election of and Designations under the Benefit” below for details. Spousal Highest Daily Lifetime Income is not available if you elect any other optional living benefit, although you may elect any optional death benefit.

As long as your Spousal Highest Daily Lifetime Income is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Income. As to the impact of such a scenario on any other optional benefit you may have, please see the applicable section in this prospectus. For example, if the Annuity terminates in this scenario, you would no longer have any optional death benefit that you may have elected (see the Optional Death Benefits section of this prospectus).
You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Spousal Highest Daily Lifetime Income, subject to the 6 or 12 Month DCA Program’s rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:
(1)the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
(2)the Unadjusted Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 12th benefit anniversary, your Periodic Value on the 12th benefit anniversary is equal to the greater of:
(1)the Periodic Value described above or,
(2)the sum of (a), (b) and (c) proportionally reduced for any Non-Lifetime Withdrawal:
(a)200% of the Unadjusted Account Value on the effective date of the benefit including any Purchase Payments (including any associated Purchase Credits) made on that day;
(b)200% of all Purchase Payments (including any associated Purchase Credits) made within one year following the effective date of the benefit; and
(c)all Purchase Payments (including any associated Purchase Credits) made after one year following the effective date of the benefit.
This means that if you do not take a Lifetime Withdrawal on or before the 12th benefit anniversary of the benefit effective date, your Protected Withdrawal Value on the 12th benefit anniversary will be at least double (200%) your initial Protected Withdrawal Value established on the date of benefit election. If you begin taking Lifetime Withdrawals prior to your 12th benefit anniversary, however, these automatic increases will not occur. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled “Example of dollar-for-dollar reductions”).
Key Feature – Annual Income Amount under Spousal Highest Daily Lifetime Income
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the younger designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 2.5% for ages 45-54, 3.5% for ages 55 to less than 59 1/2; 4.5% for ages 59 1/2 to 84, and 5.5% for ages 85 and older. We use the age of the younger designated life even if that designated life is no longer a participant under the Annuity due to death or divorce. Under Spousal Highest Daily Lifetime Income, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum

Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Unadjusted Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.
•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime Income and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 2.5% for ages 45-54, 3.5% for ages 55 to less than 59 1/2, 4.5% for ages 59 1/2 to 84, and 5.5% for ages 85 and older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).
If your Annuity permits additional Purchase Payments, we may limit any additional Purchase Payment(s) if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s). Subject to state law, we reserve the right to not accept additional Purchase Payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the younger designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 2.5% for ages 45-54, 3.5% for ages 55 to less than 59  1/2, 4.5% for ages 59  1/2 to 84, and 5.5% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Income has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Income upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges”.
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
Spousal Highest Daily Lifetime Income does not affect your ability to take withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Income, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).
Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Income or any other fees and charges under the Annuity. Assume the following for all three examples:
•The Issue Date is November 1, 2011
•Spousal Highest Daily Lifetime Income is elected on August 1, 2012
•Both designated lives were 70 years old when they elected Spousal Highest Daily Lifetime Income
•The first withdrawal is a Lifetime Withdrawal
Example of dollar-for-dollar reductions
On October 24, 2012, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $5,400 (since the younger designated life is between the ages of 59 1/2 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 4.5% of the Protected Withdrawal Value, in this case 4.5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31, 2012) is $2,900. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($5,400 less $2,500 = $2,900).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29, 2012 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $2,900 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $2,100 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Amount of “non” Excess Income	$2,900.00
Account Value immediately before Excess Income of $2,100	$115,100.00
Excess Income amount	$2,100.00
Ratio ($2,100/$115,100 = 1.82%)	1.82%
Annual Income Amount	$5,400.00
1.82% Reduction in Annual Income Amount	$98.28
Annual Income Amount for future Annuity Years	$5,301.72
Example of Highest Daily Auto Step-up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the younger designated life’s age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments (including any associated Purchase Credits), is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $5,400. However, the Excess Income on October 29 reduces the amount to $5,301.72 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 4.5% (since the younger designated life is between 59 1/2 and 84 on the date of the potential step-up) of the highest daily Unadjusted Account Value adjusted for withdrawals and Purchase Payments (including any associated Purchase Credits), is greater than $5,301.72. Here are the calculations for determining the daily values. Only the October 26 value is being adjusted for Excess Income as the October 30, October 31 and November 1 Valuation Days occur after the Excess Income on October 29.

Date*	Account Value	Highest Daily Value (adjusted for withdrawal and Purchase Payments)**	Adjusted Annual Income Amount (4.5% of the Highest Daily Value)
October 26, 2012	$119,000.00	$119,000.00	$5,355.00
October 29, 2012	$113,000.00	$113,986.98	$5,129.41
October 30, 2012	$113,000.00	$113,986.98	$5,129.41
October 31, 2012	$119,000.00	$119,000.00	$5,355.00
November 1, 2012	$118,473.00	$119,000.00	$5,355.00
*    In this example, the Annuity Anniversary date is November 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of November 1 is considered the final Valuation Date for the Annuity Year.
**    In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on October 26, resulting in an adjusted Annual Income Amount of $5,355.00. This amount is adjusted on October 29 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
•The Unadjusted Account Value of $119,000 on October 26 is first reduced dollar-for-dollar by $2,900 ($2,900 is the remaining Annual Income Amount for the Annuity Year), resulting in an Unadjusted Account Value of $116,100 before the Excess Income.
•This amount ($116,100) is further reduced by 1.82% (this is the ratio in the above example which is the Excess Income divided by the Account Value immediately preceding the Excess Income) resulting in a Highest Daily Value of $113,986.98.
•The adjusted October 29 Highest Daily Value, $113,986.98, is carried forward to the next Valuation Date of October 30. At this time, we compare this amount to the Unadjusted Account Value on October 30, $113,000. Since the October 29 adjusted Highest Daily Value of $113,986.98 is greater than the October 30 Unadjusted Account Value, we will continue to carry $113,986.98 forward to the next Valuation Day of October 31. The Unadjusted Account Value on October 31, $119,000.00, becomes the final Highest Daily Value since it exceeds the $113,986.98 carried forward.
•The October 31 adjusted Highest Daily Value of $119,000.00 is also greater than the November 1 Unadjusted Account Value, so we will continue to carry $119,000.00 forward to the first Valuation Day of November 1.
In this example, the final Highest Daily Value of $119,000.00 is converted to an Annual Income Amount based on the applicable percentage of 4.5%, generating an Annual Income Amount of $5,355.00. Since this amount is greater than the current year’s Annual Income Amount of $5,301.72 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on November 1, 2012 and continuing through October 31, 2013, will be stepped-up to $5,355.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime Income. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value”). This Non-Lifetime Withdrawal will not establish our initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Spousal Highest Daily Lifetime Income. You must tell us at the time you take the partial withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Spousal Highest Daily Lifetime Income. If you do not designate the withdrawal as a Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Periodic Value guarantee on the twelfth anniversary of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce both by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit. Assume the following:
•The Issue Date is December 1, 2011
•Spousal Highest Daily Lifetime Income is elected on September 4, 2012
•The Unadjusted Account Value at benefit election was $105,000
•Each designated life was 70 years old when he/she elected Spousal Highest Daily Lifetime Income
•No previous withdrawals have been taken under Spousal Highest Daily Lifetime Income
On October 3, 2012, the Protected Withdrawal Value is $125,000, the 12th benefit year minimum Periodic Value guarantee is $210,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 3, 2012 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Spousal Highest Daily Lifetime Income will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000
Divided by Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
12th benefit year Minimum Periodic Value	$183,750
Required Minimum Distributions
See the sub-section entitled “Required Minimum Distributions” in the prospectus section above concerning Highest Daily Lifetime Income for a discussion of the relationship between the RMD amount and the Annual Income Amount.
Benefits Under Spousal Highest Daily Lifetime Income
•To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Spousal Highest Daily Lifetime Income, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the designated lives to die, and will continue to make payments until the death of the second designated life. After the Unadjusted Account Value is reduced to zero, you are not permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative partial withdrawals in an Annuity Year exceed the Annual Income Amount (“Excess Income”) and reduce your Unadjusted Account Value to zero, Spousal Highest Daily Lifetime Income terminates, we will make no further payments of the Annual Income Amount and no additional Purchase Payments will be permitted. However, if a partial withdrawal in the latter scenario was taken to satisfy a Required Minimum Distribution (as described above) under the Annuity then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second designated life.
•Please note that if your Unadjusted Account Value is reduced to zero, all payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments. Also, any Death Benefit will terminate if withdrawals reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
•If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
(1)apply your Unadjusted Account Value, less any applicable state required premium tax, to any annuity option available; or
(2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the designated lives to die, and will continue to make payments until the death of the second designated life. If, due to death of a designated life or divorce prior to annuitization, only a single designated life remains, then annuity payments will be made as a life annuity for the lifetime of the designated life. We must receive your request in a form acceptable to us at our office. If applying your Unadjusted Account Value, less any applicable tax charges, to our current life only (or joint life, depending on the number of designated lives remaining) annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
•In the absence of an election when mandatory annuity payments are to begin, we currently make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the certain period in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:
(1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
(2)the Unadjusted Account Value.
Other Important Considerations
•Withdrawals under the Spousal Highest Daily Lifetime Income benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while Spousal Highest Daily Lifetime Income is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.
•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “Investment Options.” In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the Permitted Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon inception of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to Permitted Sub-accounts, or to the requirements as to how you may allocate your Unadjusted Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will apply only upon re-allocation of Unadjusted Account Value, or to any additional Purchase Payments that are made after the changes go into effect. That is, we will not require such current participants to re-allocate Unadjusted Account Value to comply with any new requirements.
•If you elected this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted Sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.
•Any Death Benefit, including any optional Death Benefit that you elect, will terminate if withdrawals taken under Spousal Highest Daily Lifetime Income reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” earlier in the prospectus for more information.)
Charge for Spousal Highest Daily Lifetime Income Benefit
The current charge for Spousal Highest Daily Lifetime Income is 0.95% annually of the greater of Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Spousal Highest Daily Lifetime Income is 1.50% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.2375% of the greater of the prior Valuation Day’s Unadjusted Account Value, or the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Spousal Highest Daily Lifetime Income would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, withdrawals may reduce the Unadjusted Account Value to zero. If the Unadjusted Account Value is reduced to zero as a result of a partial withdrawal that is not a withdrawal of Excess Income and the Annual Income Amount is greater than zero, we will make payments under the benefit.
Election of and Designations under the Benefit
Spousal Highest Daily Lifetime Income can only be elected based on two designated lives. Designated lives must be natural persons who are each other’s spouses at the time of election of the benefit. Currently, Spousal Highest Daily Lifetime Income only may be elected if the Owner, Annuitant, and Beneficiary designations are as follows:
•One Annuity Owner, where the Annuitant and the Owner are the same person and the sole Beneficiary is the Owner’s spouse. Each Owner/Annuitant and the Beneficiary must be at least 45 years old at the time of election; or
•Co-Annuity Owners, where the Owners are each other’s spouses. The Beneficiary designation must be the surviving spouse, or the spouses named equally. One of the Owners must be the Annuitant. Each Owner must be at least 45 years old at the time of election; or
•One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the Beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Each of the Annuitant and the Contingent Annuitant must be at least 45 years old at the time of election.
We do not permit a change of Owner under this benefit, except as follows: (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of Beneficiary designations under this benefit, however if the Beneficiary is changed, the benefit may not be eligible to be continued upon the death of the first designated life. If the designated lives divorce, Spousal Highest Daily Lifetime Income may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. Any applicable CDSC will apply to such a withdrawal. The non-owner spouse may then decide whether s/he wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.
Spousal Highest Daily Lifetime Income can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime Income and terminate it, you cannot re-elect it. See “Termination of Existing Benefits and Election of New Benefits” for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect Spousal Highest Daily Lifetime Income, you lose the guarantees that you had accumulated under your existing benefit, and your guarantees under Spousal Highest Daily Lifetime Income will be based on your Unadjusted Account Value on the effective date of Spousal Highest Daily Lifetime Income. You and your financial professional should carefully consider whether terminating your existing benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
If you wish to elect this benefit and you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity’s Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Spousal Highest Daily Lifetime Income so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and you cannot re-elect the benefit.
The benefit automatically terminates upon the first to occur of the following:
(i)    upon our receipt of Due Proof of Death of the first designated life, if the surviving spouse opts to take the death benefit under the Annuity (rather than continue the Annuity) or if the surviving spouse is not an eligible designated life;
(ii)    upon the death of the second designated life;
(iii)    your termination of the benefit;
(iv)    your surrender of the Annuity;
(v)    the Latest Annuity Date or your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount);
(vi)    both the Unadjusted Account Value and Annual Income Amount equal zero; or
(vii)    you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating the benefit, we will send you written notice and provide you with an opportunity to change your designations.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.

Upon termination of Spousal Highest Daily Lifetime Income other than upon the death of the second Designated Life or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Unadjusted Account Value falling below the Account Value Floor. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program (i.e., Automatic Rebalancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.
How Spousal Highest Daily Lifetime Income Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
See “How Highest Daily Lifetime Income Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” in the discussion of Highest Daily Lifetime Income above for information regarding this component of the benefit.
Additional Tax Considerations
Please see the Additional Tax Considerations section under Highest Daily Lifetime Income above.

APPENDIX E – HIGHEST DAILY LIFETIME® INCOME 2.0, HIGHEST DAILY
LIFETIME® INCOME 2.0 WITH LIFETIME INCOME ACCELERATOR,
SPOUSAL HIGHEST DAILY LIFETIME® INCOME 2.0, HIGHEST DAILY LIFETIME® INCOME
2.0 WITH HIGHEST DAILY® DEATH BENEFIT, AND SPOUSAL HIGHEST DAILY LIFETIME®
INCOME 2.0 WITH HIGHEST DAILY® DEATH BENEFIT – NO LONGER AVAILABLE
FOR NEW ELECTIONS
These benefits were offered August 20, 2012 to February 24, 2013.
Effective December 31, 2020, we are no longer accepting additional Purchase Payments for Annuities that have these benefits.
HIGHEST DAILY LIFETIME INCOME 2.0 BENEFIT
Highest Daily Lifetime Income 2.0 is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for life. We reserve the right, in our sole discretion, to cease offering this benefit for new elections, at any time.
We offer a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life provided that you do not take withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal”. You may wish to take a Non-Lifetime Withdrawal if you have an immediate need for access to your Account Value but do not wish to begin lifetime payments under the optional living benefit. All other partial withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income). Highest Daily Lifetime Income 2.0 may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to take withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime Income 2.0 is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section below entitled “How Highest Daily Lifetime Income 2.0 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
The income benefit under Highest Daily Lifetime Income 2.0 currently is based on a single “designated life” who is at least 50 years old on the benefit effective date. Highest Daily Lifetime Income 2.0 is not available if you elect any other optional living benefit. As long as your Highest Daily Lifetime Income 2.0 is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under Highest Daily Lifetime Income 2.0. As to the impact of such a scenario on any other optional benefit you may have, please see the applicable section in this prospectus.
You may also participate in the 6 or 12 Month DCA Program if you elect Highest Daily Lifetime Income 2.0, subject to the 6 or 12 Month DCA Program's rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details. No Long-Term Market Value Adjustment Option is permitted if you elect any optional benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.
The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:
(1)the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
(2)the Unadjusted Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 12th Anniversary of the effective date of the benefit, your Periodic Value on the 12th Anniversary of the benefit effective date is equal to the greater of:
(1)the Periodic Value described above, or
(2)the sum of (a), (b) and (c) below proportionally reduced for any Non-Lifetime Withdrawals:
(a)200% of the Unadjusted Account Value on the effective date of the benefit including any Purchase Payments (including any associated Purchase Credits) made on that day;
(b)200% of all Purchase Payments (including any associated Purchase Credits) made within one year following the effective date of the benefit; and
(c)all Purchase Payments (including any associated Purchase Credits) made after one year following the effective date of the benefit.
This means that if you do not take a Lifetime Withdrawal on or before the 12th benefit anniversary, your Protected Withdrawal Value on the 12th benefit anniversary will be at least double (200%) your initial Protected Withdrawal Value established on the date of benefit election. If you begin taking Lifetime Withdrawals prior to your 12th benefit anniversary, however, these automatic increases will not occur. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled “Example of dollar-for-dollar reductions”).
Please note that if you elect Highest Daily Lifetime Income 2.0, your Account Value is not guaranteed, can fluctuate and may lose value.
Key Feature – Annual Income Amount under Highest Daily Lifetime Income 2.0.
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal. The percentages are: 3% for ages 50-54; 4% for ages 55 to 64; 5% for ages 65 to 84, and 6% for ages 85 or older. Under Highest Daily Lifetime Income 2.0, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.
•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime Income 2.0 and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 3% for ages 50-54; 4% for ages 55 to 64; 5% for ages 65 to 84, and 6% for ages 85 or older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).
If your Annuity permits additional Purchase Payments, we may limit any additional Purchase Payment(s) if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s). Subject to state law, we reserve the right to not accept additional

Purchase Payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime Income 2.0. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 3% for ages 50-54; 4% for ages 55 to 64; 5% for ages 65-84, and 6% for ages 85 or older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Income 2.0 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Income 2.0 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should consult with your financial professional and carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges.”
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
Highest Daily Lifetime Income 2.0 does not affect your ability to take partial withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Income 2.0, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in any Annuity Year are less than the Annual Income Amount, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).
Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Income 2.0 or any other fees and charges under the Annuity. Assume the following for all three examples:
•The Issue Date is November 1, 2012
•Highest Daily Lifetime Income 2.0 is elected on August 1, 2013
•The Annuitant was 70 years old when he/she elected Highest Daily Lifetime Income 2.0
•The first withdrawal is a Lifetime Withdrawal
Example of Dollar-for-Dollar Reductions
On October 24, 2013, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 65 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31, 2013) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of Proportional Reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29, 2013 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime withdrawal	$118,000.00
Amount of “non” Excess Income	$3,500.00
Account Value immediately before Excess Income of $1,500	$114,500.00
Excess Income amount	$1,500.00
Ratio ($1,500/$114,500 = 1.31%)	1.31%
Annual Income Amount	$6,000.00
1.31% Reduction in Annual Income Amount	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments (including any associated Purchase Credits), is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).
For this example assume the Annual Income Amount for this Annuity Year is $12,000. Also assume that a Lifetime Withdrawal of $6,000 was previously taken during the Annuity Year and a $10,000 withdrawal resulting in $4,000 of Excess Income on June 29 reduces the amount to $11,400.48 for future years. For the next Annuity Year, the Annual Income Amount will be stepped up if 5% of the highest daily Unadjusted Account Value, adjusted for withdrawals and Purchase Payments is greater than $11,400.48. Steps for determining the daily values are displayed below. Only the June 28 value is being adjusted for Excess Income; the June 30, July 1, and July 2 Valuation Dates occur after the Excess Income withdrawal on June 29.

Date*	Unadjusted Account Value	Highest Daily Value (adjusted for withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
June 28	$238,000.00	$238,000.00	$11,900.00
June 29	$226,500.00	$228,009.60	$11,400.48
June 30	$226,800.00	$228,009.60	$11,400.48
July 1	$233,500.00	$233,500.00	$11,675.00
July 2	$231,900.00	$233,500.00	$11,675.00
*    In this example, the Annuity Anniversary date is July 2. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be the Annuity Anniversary and every day following the Annuity Anniversary. The Annuity Anniversary Date of July 2 is considered the first Valuation Date in the Annuity Year.
**    In this example, the first daily value after the first Lifetime Withdrawal is $238,000 on June 28, resulting in an adjusted Annual Income Amount of $11,900. This amount is adjusted on June 29 to reflect the $10,000 withdrawal. The adjustments are determined as follows:
•The Unadjusted Account Value of $238,000 on June 28 is first reduced dollar-for-dollar by $6,000 ($6,000 is the remaining Annual Income Amount for the Annuity Year), resulting in Unadjusted Account Value of $232,000 before the Excess Income.
•This amount ($232,000) is further reduced by 1.72%, which is the ratio of Excess Income of $4,000 ($10,000 withdrawal minus non-excess amount of $6,000) divided by the Account Value ($232,000) immediately preceding the Excess Income. This results in a Highest Daily Value of $228,009.60 after the adjustment.
•The adjusted June 29 Highest Daily Value, $228,009.60, is carried forward to the next Valuation Date of June 30. At this time, we compare this amount to the Unadjusted Account Value on June 30, $226,800. Since the June 29 adjusted Highest Daily Value of $228,009.60 is greater than the June 30 Unadjusted Account Value, we will continue to carry $228,009.60 forward to the next Valuation Date of July 1. The Unadjusted Account Value on July 1, $233,500, becomes the Highest Daily Value since it exceeds the $228,009.60 carried forward.
•The July 1 adjusted Highest Daily Value of $233,500 is also greater than the July 2 Unadjusted Account Value of $231,900, so the $233,500 will be carried forward to the first Valuation Date of July 2.
In this example, the final Highest Daily Value of $233,500 is converted to an Annual Income Amount based on the applicable Withdrawal Percentage of 5%, generating an Annual Income Amount of $11,675. Since this amount is greater than the current year's Annual Income Amount of $11,400.48 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on July 2 and continuing through July 1 of the following calendar year, will be stepped-up to $11,675.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime Income 2.0. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Highest Daily Lifetime Income 2.0. You must tell us at the time you take the withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Highest Daily Lifetime Income 2.0. If you do not designate the withdrawal as a the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Periodic Value guarantee on the twelfth anniversary of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce both by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:
•The Issue Date is December 3
•Highest Daily Lifetime Income 2.0 is elected on September 4
•The Unadjusted Account Value at benefit election was $105,000
•The Annuitant was 70 years old when he/she elected Highest Daily Lifetime Income 2.0
•No previous withdrawals have been taken under Highest Daily Lifetime Income 2.0
On October 3, the Protected Withdrawal Value is $125,000, the 12th benefit year minimum Periodic Value guarantee is $210,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Highest Daily Lifetime Income 2.0 will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000
Divided by Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
12th benefit year Minimum Periodic Value	$183,750
Required Minimum Distributions
Required Minimum Distributions (“RMD”) for this Annuity must be taken by April 1st in the year following the date you turn age 70 ½ (72 for those who would have reached age 70 ½ after 2019) and by December 31st for subsequent calendar years. If the annual RMD amount is greater than the Annual Income Amount, a withdrawal of the RMD amount will not be treated as a withdrawal of Excess Income, as long as the RMD amount is calculated by us for this Annuity and administered under a program we support each calendar year. If you are not participating in an RMD withdrawal program each calendar year, you can alternatively satisfy the RMD amount without it being treated as a withdrawal of Excess Income as long as the below rules are applied.
A “Calendar Year” runs from January 1 to December 31 of that year.
Withdrawals made from the Annuity during an Annuity Year to meet the RMD provisions of the Code will not be treated as withdrawals of Excess Income if they are taken during one Calendar Year.
If Lifetime Withdrawals are taken over two Calendar Years, the amount that will not be treated as a withdrawal of Excess Income is:
•the remaining Annual Income Amount for that Annuity Year; plus
•the second Calendar Year’s RMD amount minus the Annual Income Amount (the result of which cannot be less than zero).
Example
The following example is purely hypothetical and intended to illustrate the scenario described above. Note that withdrawals must comply with all IRS guidelines in order to satisfy the RMD for the current calendar year.

First Calendar Year	Annuity Year	Second Calendar Year
01/01/2016 to 12/31/2016	06/01/2016 to 05/31/2017	01/01/2017 to 12/31/2017
Assume the following:
•RMD Amount for Both Calendar Years = $6,000;
•Annual Income Amount = $5,000; and
•A withdrawal of $2,000 was taken on 07/01/2016 (during the First Calendar Year) resulting in a remaining Annual Income Amount for the Annuity Year of $3,000.
The amount that can be taken between 01/03/2017 and 05/31/2017 without creating a withdrawal of Excess Income is $4,000. Here is the calculation:
•The remaining Annual Income for that Annuity Year ($3,000); plus
•The Second Calendar Year’s RMD Amount minus the Annual Income Amount ($6,000 - $5,000 = $1,000).
If the $4,000 is withdrawn during the Annuity Year, the remaining Annual Income Amount will be $0 and the remaining RMD amount for the Second Calendar Year ($2,000) may be taken in the next Annuity Year beginning on 06/01/2017.
Other Important Information
•If, in any Annuity Year, your RMD amount is less than your Annual Income Amount, any withdrawals in excess of the Annual Income Amount will be treated as Excess Income.
•If you do not comply with the rules described above, any withdrawal that exceeds the Annual Income Amount will be treated as a withdrawal of Excess Income, which will reduce your Annual Income Amount in future Annuity Years. This may include a situation where you comply with the rules described above and then decide to take additional withdrawals after satisfying your RMD from the Annuity.
•If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note that all Non-Lifetime Withdrawal provisions will apply.
Benefits Under Highest Daily Lifetime Income 2.0
•To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Highest Daily Lifetime Income 2.0, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. After the Unadjusted Account Value is reduced to zero, you will not be permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative partial withdrawals in an Annuity Year exceed the Annual Income Amount (“Excess Income”) and reduce your Unadjusted Account Value to zero, Highest Daily Lifetime Income 2.0 terminates, we will make no further payments of the Annual Income Amount and no additional Purchase Payments will be permitted. However, if a partial withdrawal in the latter scenario was taken to satisfy a Required Minimum Distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the designated life.
•Please note that if your Unadjusted Account Value is reduced to zero, all payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments. Also, any Death Benefit will terminate if withdrawals reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
•If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
(1)apply your Unadjusted Account Value, less any applicable tax charges, to any annuity option available; or
(2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our Service Office. If applying your Unadjusted Account Value, less any applicable tax charges, to the life-only annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
•In the absence of an election when mandatory annuity payments are to begin we currently make annual annuity payments in the form of a single life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the period certain in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:
(1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
(2)the Unadjusted Account Value.
Other Important Considerations
•Withdrawals under Highest Daily Lifetime Income 2.0 are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while Highest Daily Lifetime Income 2.0 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.
•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the section entitled “Investment Options.” You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the Permitted Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon election of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to the Permitted Sub-accounts, or to the requirements as to how you may allocate your Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will only apply upon re-allocation of Account Value, or upon addition of subsequent Purchase Payments. That is, we will not require such current participants to re-allocate Account Value to comply with any new requirements.
•If you elected this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted Sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.
•Any Death Benefit will terminate if withdrawals taken under Highest Daily Lifetime Income 2.0 reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” earlier in the prospectus for more information.)
•The current charge for Highest Daily Lifetime Income 2.0 is 1.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Highest Daily Lifetime Income 2.0 is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.25% of the greater of the prior Valuation Day’s Unadjusted Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Highest Daily Lifetime Income 2.0 would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the

Unadjusted Account Value to zero, partial withdrawals may reduce the Unadjusted Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit.
Election of and Designations under the Benefit
For Highest Daily Lifetime Income 2.0, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 50 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Income 2.0. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Income 2.0, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
Highest Daily Lifetime Income 2.0 can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime Income 2.0 and terminate it, you cannot re-elect it. See “Termination of Existing Benefits and Election of New Benefits” for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect Highest Daily Lifetime Income 2.0, you lose the guarantees that you had accumulated under your existing benefit and your guarantees under Highest Daily Lifetime Income 2.0 will be based on your Unadjusted Account Value on the effective date of Highest Daily Lifetime Income 2.0. You and your financial professional should carefully consider whether terminating your existing benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
If you wish to elect this benefit and you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity’s Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Highest Daily Lifetime Income 2.0 so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate Highest Daily Lifetime Income 2.0 at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and you cannot re-elect the benefit.
The benefit automatically terminates upon the first to occur of the following:
(i)    your termination of the benefit;
(ii)    your surrender of the Annuity;
(iii)    the Latest Annuity Date or your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of annuity payments, we will continue to pay the Annual Income Amount);
(iv)    our receipt of Due Proof of Death of the Owner or Annuitant (for entity-owned annuities);
(v)    both the Unadjusted Account Value and Annual Income Amount equal zero; or
(vi)    you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating the benefit, we will send you written notice and provide you with an opportunity to change your designations.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Upon termination of Highest Daily Lifetime Income 2.0, other than upon the death of the Annuitant or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program (i.e., Automatic Rebalancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.
If a surviving spouse elects to continue the Annuity, Highest Daily Lifetime Income 2.0 terminates upon Due Proof of Death. The spouse may newly elect the benefit subject to the restrictions discussed above.
How Highest Daily Lifetime Income 2.0 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account

Overview of the Predetermined Mathematical Formula
Our goal is to seek a careful balance between providing value-added products, such as the Highest Daily Lifetime Income 2.0 suite of benefits, while managing the risk to Pruco Life associated with offering these products. One of the key features that helps us accomplish that balance and an integral part of the Highest Daily Lifetime Income 2.0 suite is the predetermined mathematical formula used to transfer Unadjusted Account Value between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account, referred to in this section as the “Bond Sub-account”. The formula is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under the Highest Daily Lifetime Income 2.0 suite of benefits. The formula is not investment advice.
The formula is set forth in Appendix I (and is described below).
The predetermined mathematical formula (“formula”) monitors each individual contract each Valuation Day that the benefit is in effect on your Annuity, in order to help us manage guarantees through all market cycles. It helps manage the risk to us associated with these benefits, which is generally represented by the gap between your Unadjusted Account Value and the Protected Withdrawal Value. As the gap between these two values increases, the formula will determine if and how much money should be transferred into the Bond Sub-account. This movement is intended to reduce the equity risk we will bear in funding our obligation associated with these benefits. As the gap decreases (due to favorable performance of the Unadjusted Account Value), the formula then determines if and how much money should transfer back into the Permitted Sub-accounts. The use of the formula, combined with restrictions on the Sub-accounts you are allowed to invest in, lessens the risk that your Unadjusted Account Value will be reduced to zero while you are still alive, thus reducing the likelihood that we will make any lifetime income payments under this benefit. The formula may also limit the potential for your Account Value to grow.
However, in addition to providing lifetime income when your Account Value is reduced to zero, Highest Daily Lifetime Income 2.0 can potentially dampen the impact of volatility on your Account Value during extreme market downturns by transferring assets from your chosen investments into the Bond Sub-account as described above. This occurs pursuant to the predetermined mathematical formula, which can limit the possibility or reduce the amount of a significant loss of Account Value, and potentially provide a higher income stream in retirement.
The formula is not forward looking and contains no predictive or projective component with respect to the markets, the Unadjusted Account Value or the Protected Withdrawal Value. We are not providing you with investment advice through the use of the formula nor does the formula constitute an investment strategy that we are recommending to you.
Transfer Activity Under the Formula
Prior to the first Lifetime Withdrawal, the primary driver of transfers to the Bond Sub-account is the difference between your Unadjusted Account Value and your Protected Withdrawal Value. If none of your Unadjusted Account Value is allocated to the Bond Sub-account, then over time the formula permits an increasing difference between the Unadjusted Account Value and the Protected Withdrawal Value before a transfer to the Bond Sub-account occurs. Therefore, over time, assuming none of the Unadjusted Account Value is allocated to the Bond Sub-account, the formula will allow for a greater decrease in the Unadjusted Account Value before a transfer to the Bond Sub-account is made.
It is important to understand that transfers within your Annuity are specific to the performance of your chosen investment options, the performance of the Bond Sub-account while Account Value is allocated to it, as well as how long the benefit has been owned. For example, two contracts purchased on the same day, but invested differently, will likely have different results, as would two contracts purchased on different days with the same investment options.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Unadjusted Account Value, will differ from market cycle to market cycle, therefore producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Sub-account depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
•The difference between your Unadjusted Account Value and your Protected Withdrawal Value;
•The amount of time the benefit has been in effect on your Annuity;
•The amount allocated to and the performance of the Permitted Sub-accounts and the Bond Sub-account;
•Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
•Any withdrawals you take from your Annuity (while the benefit is in effect).
Under the formula, investment performance of your Unadjusted Account Value that is negative, flat, or even moderately positive may result in a transfer of a portion of your Unadjusted Account Value in the Permitted Sub-accounts to the Bond Sub-account.
At any given time, some, most or none of your Unadjusted Account Value will be allocated to the Bond Sub-account, as dictated by the formula.
The amount allocated to the Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula. Therefore, the investment performance of each affects whether a transfer occurs for your Annuity. As the amounts allocated to either the Bond Sub-account or the Permitted Sub-accounts increase, the performance of those sub-accounts will have a greater impact on your Unadjusted Account Value and hence a greater impact on if (and how much of) your Unadjusted Account Value is transferred to or from the Bond Sub-account. It is possible that if a significant portion of your Unadjusted Account Value is allocated to the Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Unadjusted Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Unadjusted Account Value is allocated to the Bond Sub-

account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
How the Formula Operates
Generally, the formula, which is applied each Valuation Day, takes four steps in determining any applicable transfers within your Annuity.
(1)First, the formula starts by identifying the value of future income payments we expect to pay. We refer to that value as the “Target Value” or “L”.
(2)Second, we subtract any amounts invested in the Bond Sub-account (“B”) from the Target Value and divide that number by the amount invested in the Permitted Sub-Accounts (“VV + VF”) where “VV” is the current Account Value of the elected Sub-accounts of the Annuity, and “VF” is the current Account Value of the elected Fixed Rate Options of the Annuity. We refer to this resulting value as the “Target Ratio” or “R”.
(3)Third, we compare the Target Ratio to designated thresholds and other rules described in greater detail below to determine if a transfer needs to occur.
(4)If a transfer needs to occur, we use another calculation to determine the amount of the transfer.
The Formula is:

R	=	(L – B)/ (VV + VF)
More specifically, the formula operates as follows:
(1)We calculate the Target Value (L) by multiplying the Income Basis (as defined in Appendix I) for that day by 5% and by the applicable Annuity Factor found in Appendix I. If you have already made a Lifetime Withdrawal, your Target Value would take into account any automatic step-up, any subsequent Purchase Payments (including any associated Purchase Credits with respect to the X Series), and any withdrawals of Excess Income.
Example (assume the income basis is $200,000, and the contract is 11 1/2 months old, resulting in an annuity factor of 14.95)

Target Value (L)	=	$200,000 x 5% x 14.95 = $149,500
(2)    Next, to calculate the Target Ratio (R), the Target Value is reduced by any amount held within the Bond Sub-account (B) on that day. The remaining amount is divided by the amount held within the Permitted Sub-accounts (VV + VF).
Example (assume the amount in the Bond Sub-account is zero, and the amount held within the Permitted Sub-accounts is $179,500)

Target Ratio (R)	=	($149,500 – 0)/$179,500 = 83.3%
(3)    If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on the third Valuation Day, make a transfer from your Permitted Sub-accounts to the Bond Sub-account (subject to the 90% cap discussed below). If, however, on any Valuation Day, the Target Ratio is above 84.5%, the formula will make a transfer from the Permitted Sub-accounts to the Bond Sub-account (subject to the 90% cap). Once a transfer is made, the Target Ratio must again be greater than 83% but less than or equal to 84.5% for three consecutive Valuation Days before a subsequent transfer to the Bond Sub-account will occur. If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the Bond Sub-account to the Permitted Sub-accounts (excluding the DCA Market Value Adjustment Options) will occur.
Example: Assuming the Target Ratio is above 83% for a 3rd consecutive Valuation Day, but less than or equal to 84.5% for three consecutive Valuation Days, a transfer into the Bond Portfolio occurred.
(4)    In deciding how much to transfer, we perform a calculation that essentially seeks to reallocate amounts held in the Permitted Sub-accounts and the Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80% (subject to the 90% Cap discussion below). The further the Target Ratio is from 80% when a transfer is occurring under the formula, the greater the transfer amount will be.
The 90% Cap
The formula will not execute a transfer to the Bond Sub-account that results in more than 90% of your Unadjusted Account Value being allocated to the Bond Sub-account (“90% cap”) on that Valuation Day. Thus, on any Valuation Day, if the formula would require a transfer to the Bond Sub-account that would result in more than 90% of the Unadjusted Account Value being allocated to the Bond Sub-account, only the amount that results in exactly 90% of the Unadjusted Account Value being allocated to the Bond Sub-account will be transferred. Additionally, future transfers into the Bond Sub-account will not be made (regardless of the performance of the Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Bond Sub-account. Once this transfer occurs out of the Bond Sub-account, future amounts may be transferred to or from the Bond Sub-account (subject to the 90% cap).
Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. At no time will the formula make a transfer to the Bond Sub-account that results in greater than 90% of your Unadjusted Account Value being allocated to the Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Unadjusted Account Value could be more than 90% invested in the Bond Sub-account.
Monthly Transfers
Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, if there is money allocated to the Bond Sub-account, the formula will perform an additional calculation to determine whether or not a transfer will be made from the Bond Sub-account to the Permitted Sub-accounts. This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after this transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.
The amount of the transfer will be equal to the lesser of:
a)The total value of all your Unadjusted Account Value in the Bond Sub-account, or
b)An amount equal to 5% of your total Unadjusted Account Value.
Other Important Information
•The Bond sub-account is not a Permitted Sub-account. As such, only the formula can transfer Unadjusted Account Value to or from the Bond Sub-account. You may not allocate Purchase Payments or transfer any of your Unadjusted Account Value to or from the Bond Sub-account.
•While you are not notified before a transfer occurs to or from the Bond Sub-account, you will receive a confirmation statement indicating the transfer of a portion of your Unadjusted Account Value either to or from the Bond Sub-account. Your confirmation statements will be detailed to include the effective date of the transfer, the dollar amount of the transfer and the Permitted Sub-accounts the funds are being transferred to/from. Depending on the results of the calculations of the formula, we may, on any Valuation Day:
•Not make any transfer between the Permitted Sub-accounts and the Bond Sub-account; or
•If a portion of your Unadjusted Account Value was previously allocated to the Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts (as described above); or
•Transfer a portion of your Unadjusted Account Value in the Permitted Sub-accounts and the DCA Market Value Adjustment Options to the Bond Sub-account.
•If you made additional Purchase Payments to your Annuity, they will be allocated to the Permitted Sub-accounts and will be subject to the formula.
•Additional Purchase Payments to your Annuity do not increase “B” within the formula, and may result in an additional Account Value being transferred to the Permitted Sub-accounts, or a transfer to the Bond Sub-account due to the change in the ratio.
•If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the Bond Sub-account at least until there is first a transfer out of the Bond Sub-account, regardless of how much of your Unadjusted Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Unadjusted Account Value is allocated to the Bond Sub-account, and the formula will still not transfer any of your Unadjusted Account Value to the Bond Sub-account (at least until there is first a transfer out of the Bond Sub-account).
•If you are participating in Highest Daily Lifetime Income 2.0 and you are also participating in the 6 or 12 Month DCA Program, the following rules apply:
•DCA Market Value Adjustment Options are considered “Permitted Sub-accounts” for purpose of the Target Ratio calculation (“L”) described above.
•The formula may transfer amounts out of the DCA Market Value Adjustment Options to the Bond Sub-account if the amount allocated to the other Permitted Sub-accounts is insufficient to cover the amount of the transfer.
•The transfer formula will not allocate amounts to the DCA Market Value Adjustment Options when there is a transfer out of the Bond Sub-account . Such transfers will be allocated pro-rata to the variable Sub-accounts, excluding the Bond Sub-account.
•A Market Value Adjustment is not assessed when amounts are transferred out of the DCA Market Value Adjustment Options under the transfer formula.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts beginning after age 70 ½ (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see “Tax Considerations” for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime Income 2.0 or Spousal Highest Daily Lifetime Income 2.0 through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

HIGHEST DAILY LIFETIME INCOME 2.0 BENEFIT WITH LIFETIME INCOME ACCELERATOR
We offer another version of Highest Daily Lifetime Income 2.0 that we call Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator. Highest Daily Lifetime Income 2.0 with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. We reserve the right, in our sole discretion, to cease offering this benefit at any time.
You may choose Highest Daily Lifetime Income 2.0 with or without also electing LIA, however you may not elect LIA without Highest Daily Lifetime Income 2.0 and you must elect the LIA benefit at the time you elect Highest Daily Lifetime Income 2.0. If you elect Highest Daily Lifetime Income 2.0 without LIA and would like to add the feature later, you must first terminate Highest Daily Lifetime Income 2.0 and elect Highest Daily Lifetime Income 2.0 with LIA (subject to availability and benefit re-election provisions). Please note that if you terminate Highest Daily Lifetime Income 2.0 and elect Highest Daily Lifetime Income 2.0 with LIA you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. Highest Daily Lifetime Income 2.0 with LIA is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, it may not be combined with any other optional living benefit or death benefit. As long as your Highest Daily Lifetime Income 2.0 with LIA benefit is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-account(s) with this benefit. The income benefit under Highest Daily Lifetime Income 2.0 with LIA currently is based on a single “designated life” who is between the ages of 50 and 75 on the date that the benefit is elected and received in Good Order. All terms and conditions of Highest Daily Lifetime Income 2.0 apply to this version of the benefit, except as described herein. As is the case with Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with LIA involves your participation in a predetermined mathematical formula that transfers Account Value between your Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account. Please see Highest Daily Lifetime Income 2.0 above for a description of the predetermined mathematical formula.
Highest Daily Lifetime Income 2.0 with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care or other medical or retirement expenses. You should seek professional advice to determine your financial needs for long-term care.
If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.
If you elect Highest Daily Lifetime Income 2.0 with LIA, the current charge is 1.50% annually of the greater of Unadjusted Account Value and Protected Withdrawal Value. The maximum charge is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.375% of the greater of the prior Valuation Day's Unadjusted Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Highest Daily Lifetime Income 2.0 with LIA benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, withdrawals may reduce the Unadjusted Account Value to zero.
Eligibility Requirements for LIA Amount. Both a waiting period of 36 months from the benefit effective date and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met apply before you can become eligible for the LIA Amount. The 120 day elimination period begins on the date that we receive notification from you of your eligibility for the LIA Amount. Thus, assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA Amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements (“LIA conditions”) must be met.
1)The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to laws of any United States jurisdiction providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

2)The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:
a.Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
b.Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
c.Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
d.Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
e.Transferring: Moving into or out of a bed, chair or wheelchair.
f.Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).
You must notify us in writing when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount, and you will have to notify us again in writing in order to become eligible. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. The designated life must be available for any assessment or reassessment pursuant to our administrative process requirements. Please note that you must be available in the U.S. for the assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under Highest Daily Lifetime Income 2.0.
Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the Annuity Year that immediately precedes or runs concurrent with our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under Highest Daily Lifetime Income 2.0” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
LIA Amount at the first Lifetime Withdrawal. If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime Income 2.0 with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.
LIA Amount After the first Lifetime Withdrawal. If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA Amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount. However, the available LIA Amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA Amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.
For new issuances of this benefit, we may institute a “cut-off” date that would stop the appreciation of the Protected Withdrawal Value, even if no Lifetime Withdrawal had been taken prior to the cut-off date (thus affecting the determination of the LIA Amount). We will not apply any cut-off date to those who elected this benefit prior to our institution of a cut-off date.
Withdrawals in Excess of the LIA Amount. Withdrawals (other than the Non-Lifetime Withdrawal) of any amount in a given Annuity Year up to the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. However, if your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount (“Excess Income”), your LIA Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Income. Excess Income also will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA Amount (when eligible) but in excess of the charge free withdrawal amount available under this Annuity will not incur a CDSC.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal has exceeded the LIA Amount.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of more than the LIA Amount, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding the LIA Amount.

•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of more than the LIA Amount, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed the LIA Amount. If you request a net withdrawal, you are more likely to take a withdrawal of more than the LIA Amount than if you request a gross withdrawal.
No CDSC is applicable to any Lifetime Withdrawal that is less than or equal to the LIA Amount, even if the total amount of such withdrawals in any Annuity Year exceeds any maximum charge free withdrawal amount described in the Annuity. Such Lifetime Withdrawals are not treated as withdrawals of Purchase Payments. Each withdrawal that is Excess Income is subject to any applicable CDSC if the withdrawal is greater than the Charge free withdrawal amount under the Annuity.
Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional Purchase Payment that we accept, the Annual Income Amount is increased by an amount obtained by applying the applicable percentage (3% for ages 50-54; 4% for ages 55 to 64; 5% for ages 65-84; and 6% for ages 85 or older) to the Purchase Payment (including any associated Purchase Credits). The applicable percentage is based on the attained age of the designated life on the date of the first Lifetime Withdrawal after the benefit effective date. The LIA Amount is increased by double the Annual Income Amount, if eligibility for LIA has been met. The Protected Withdrawal Value is increased by the amount of each Purchase Payment (including any associated Purchase Credits).
If the Annuity permits additional Purchase Payments, we will monitor additional Purchase Payments and may limit or refuse all or any portion of any additional Purchase Payment(s) if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount (or, if eligible for LIA, the LIA Amount) is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount (or, if eligible for LIA, the LIA Amount) in an unintended fashion is the relative size and timing of additional Purchase Payment(s). Currently, our administrative practice is to monitor each contract and, beginning in the second benefit year, cumulative additional Purchase Payments within any benefit year will be limited to the Unadjusted Account Value at benefit election plus any additional Purchase Payments (including any associated Purchase Credits) made within that first benefit year. Subject to state law, we also reserve the right to not accept additional Purchase Payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Unadjusted Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If this were to occur, you are not permitted to make additional Purchase Payments to your Annuity. Thus, in that scenario, the remaining LIA Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA Amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Unadjusted Account Value to zero are more than the LIA Amount (except in the case of Required Minimum Distributions), Highest Daily Lifetime Income 2.0 with LIA terminates, and no additional payments are made. However, if a withdrawal in the latter scenario was taken to satisfy a Required Minimum Distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the LIA Amount in subsequent Annuity Years until the death of the designated life.
Annuity Options. In addition to the Highest Daily Lifetime Income 2.0 annuity options described above, after the tenth anniversary of the benefit effective date (“Tenth Anniversary”), you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Unadjusted Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA Amounts. We will continue to make payments until the death of the designated life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.
If you elect Highest Daily Lifetime Income 2.0 with LIA, and never meet the eligibility requirements, you will not receive any additional payments based on the LIA Amount.
Please note that if you elect Highest Daily Lifetime Income 2.0 with LIA, your Account Value is not guaranteed, can fluctuate and may lose value.
Termination of Highest Daily Lifetime Income 2.0 with LIA. The LIA benefit terminates upon the first to occur of the following:
(i)    your termination of the benefit;
(ii)    your surrender of the Annuity;

(iii)    our receipt of due proof of death of the designated life;
(iv)    the annuity date, if unadjusted account value remains on the annuity date and an election is made to commence annuity payments prior to the tenth annuity anniversary;
(v)    the valuation day on which each of the unadjusted account value and the annual income amount is zero; or
(vi)    if you cease to meet our requirements for elections of this benefit or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating the benefit, we will send you written notice and provide you with an opportunity to change your designations.
Highest Daily Lifetime Income 2.0 with LIA uses the same predetermined mathematical formula used with Highest Daily Lifetime Income 2.0 and Spousal Highest Daily Lifetime Income 2.0. See the pertinent discussion in Highest Daily Lifetime Income 2.0 above.
SPOUSAL HIGHEST DAILY LIFETIME INCOME 2.0 BENEFIT
Spousal Highest Daily Lifetime Income 2.0 is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for the lives of two individuals who are spouses. We reserve the right, in our sole discretion, to cease offering this benefit for new elections at any time.
We offer a benefit that guarantees, until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “designated lives”, and each, a “designated life”), the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives, provided you have not made withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal.” You may wish to take a Non-Lifetime Withdrawal if you have an immediate need for access to your Account Value but do not wish to begin lifetime payments under the optional living benefit. All other withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income). The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue Spousal Highest Daily Lifetime Income 2.0 after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Spousal Highest Daily Lifetime Income 2.0 is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled “How Highest Daily Lifetime Income 2.0 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
Spousal Highest Daily Lifetime Income 2.0 is the spousal version of Highest Daily Lifetime Income 2.0. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Currently, if you elect Spousal Highest Daily Lifetime Income 2.0 and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. Please note that if you terminate Spousal Highest Daily Lifetime Income 2.0 and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. See “Termination of Existing Benefits and Election of New Benefits” for details.
Spousal Highest Daily Lifetime Income 2.0 must be elected based on two designated lives, as described below. Each designated life must be at least 50 years old on the benefit effective date. We will not divide an Annuity or the Spousal Highest Daily Lifetime Income v2.0 benefit due to a divorce. See “Election of and Designations under the Benefit” below for details. Spousal Highest Daily Lifetime Income v2.0 is not available if you elect any other optional living benefit.
As long as your Spousal Highest Daily Lifetime Income 2.0 is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Income 2.0. As to the impact of such a scenario on any other optional benefit you may have, please see the applicable section in this prospectus.
You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Spousal Highest Daily Lifetime Income, subject to the 6 or 12 Month DCA Program's rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details. No Long-Term Market Value Adjustment Option is permitted if you elect any optional benefit.

Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. On each Valuation Day (the “Current Valuation Day“), the Periodic Value is equal to the greater of:
(1)the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
(2)the Unadjusted Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 12th benefit anniversary, your Periodic Value on the 12th benefit anniversary equal to the greater of:
(1)the Periodic Value described above or,
(2)the sum of (a), (b) and (c) proportionally reduced for any Non-Lifetime Withdrawal:
(a)00% of the Unadjusted Account Value on the effective date of the benefit including any Purchase Payments (including any associated Purchase Credits) made on that day;
(b)200% of all Purchase Payments (including any associated Purchase Credits) made within one year following the effective date of the benefit; and
(c)all Purchase Payments (including any associated Purchase Credits) made after one year following the effective date of the benefit.
This means that if you do not take a Lifetime Withdrawal on or before the 12th benefit anniversary, your Protected Withdrawal Value on the 12th benefit anniversary will be at least double (200%) your initial Protected Withdrawal Value established on the date of benefit election. If you begin taking Lifetime Withdrawals prior to your 12th benefit anniversary, however, these automatic increases will not occur. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled “Example of dollar-for-dollar reductions”).
Please note that if you elect Spousal Highest Daily Lifetime Income 2.0, your Account Value is not guaranteed, can fluctuate and may lose value.
Key Feature – Annual Income Amount under Spousal Highest Daily Lifetime Income 2.0
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the younger designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 2.5% for ages 50-54, 3.5% for ages 55 to 64; 4.5% for ages 65 to 84, and 5.5% for ages 85 and older. We use the age of the younger designated life even if that designated life is no longer a participant under the Annuity due to death or divorce. Under Spousal Highest Daily Lifetime Income 2.0, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Unadjusted Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.

•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime Income 2.0 and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 2.5% for ages 50-54, 3.5% for ages 55 to 64, 4.5% for ages 65 to 84, and 5.5% for ages 85 and older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).
If your Annuity permits additional Purchase Payments, we may limit any additional Purchase Payment(s) if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s). Subject to state law, we reserve the right to not accept additional Purchase Payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the younger designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 2.5% for ages 50-54, 3.5% for ages 55 to 64, 4.5% for ages 65 to 84, and 5.5% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Income 2.0 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Income 2.0 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges”.
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
Spousal Highest Daily Lifetime Income 2.0 does not affect your ability to take withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Income 2.0, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).
Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.

Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Income 2.0 or any other fees and charges under the Annuity. Assume the following for all three examples:
•The Issue Date is November 1, 2012
•Spousal Highest Daily Lifetime Income 2.0 is elected on August 1, 2013
•Both designated lives were 70 years old when they elected Spousal Highest Daily Lifetime Income 2.0
•The first withdrawal is a Lifetime Withdrawal
Example of Dollar-for-Dollar Reductions
On October 24, 2013, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $5,400 (since the younger designated life is between the ages of 65 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 4.5% of the Protected Withdrawal Value, in this case 4.5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31, 2013) is $2,900. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($5,400 less $2,500 = $2,900).
Example of Proportional Reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29, 2013 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $2,900 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $2,100 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Amount of “non” Excess Income	$2,900.00
Account Value immediately before Excess Income of $2,100	$115,100.00
Excess Income amount	$2,100.00
Ratio ($2,100/$115,100 = 1.82%)	1.82%
Annual Income Amount	$5,400.00
1.82% Reduction in Annual Income Amount	$98.28
Annual Income Amount for future Annuity Years	$5,301.72
Example of Highest Daily Auto Step-up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the younger designated life's age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments (including any associated Purchase Credits), is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $5,400. However, the Excess Income on October 29 reduces the amount to $5,301.72 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 4.5% (since the younger designated life is between 59 1/2 and 84 on the date of the potential step-up) of the highest daily Unadjusted Account Value adjusted for withdrawals and Purchase Payments (including any associated Purchase Credits), is greater than $5,301.72. Here are the calculations for determining the daily values. Only the October 26 value is being adjusted for Excess Income as the October 30, October 31 and November 1 Valuation Days occur after the Excess Income on October 29.

Date*	Account Value	Highest Daily Value (adjusted for withdrawal and Purchase Payments)**	Adjusted Annual Income Amount (4.5% of the Highest Daily Value)
October 25, 2013	$119,000.00	$119,000.00	$5,355.00
October 29, 2013	$113,000.00	$113,986.98	$5,129.41
October 30, 2013	$113,000.00	$113,986.98	$5,129.41
October 31, 2013	$119,000.00	$119,000.00	$5,355.00
November 1, 2013	$118,473.00	$119,000.00	$5,355.00
*    In this example, the Annuity Anniversary date is November 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of November 1 is considered the final Valuation Date for the Annuity Year.

**    In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on October 25, resulting in an adjusted Annual Income Amount of $5,355.00. This amount is adjusted on October 29 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
•The Unadjusted Account Value of $119,000 on October 25 is first reduced dollar-for-dollar by $2,900 ($2,900 is the remaining Annual Income Amount for the Annuity Year), resulting in an Unadjusted Account Value of $116,100 before the Excess Income.
•This amount ($116,100) is further reduced by 1.82% (this is the ratio in the above example which is the Excess Income divided by the Account Value immediately preceding the Excess Income) resulting in a Highest Daily Value of $113,986.98.
•The adjusted October 29 Highest Daily Value, $113,986.98, is carried forward to the next Valuation Date of October 30. At this time, we compare this amount to the Unadjusted Account Value on October 30, $113,000. Since the October 29 adjusted Highest Daily Value of $113,986.98 is greater than the October 30 Unadjusted Account Value, we will continue to carry $113,986.98 forward to the next Valuation Day of October 31. The Unadjusted Account Value on October 31, $119,000.00, becomes the final Highest Daily Value since it exceeds the $113,986.98 carried forward.
•The October 31 adjusted Highest Daily Value of $119,000.00 is also greater than the November 1 Unadjusted Account Value, so we will continue to carry $119,000.00 forward to the first Valuation Day of November 1.
In this example, the final Highest Daily Value of $119,000.00 is converted to an Annual Income Amount based on the applicable percentage of 4.5%, generating an Annual Income Amount of $5,355.00. Since this amount is greater than the current year’s Annual Income Amount of $5,301.72 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on November 1, 2013 and continuing through October 31, 2014, will be stepped-up to $5,355.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime Income 2.0. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Spousal Highest Daily Lifetime Income 2.0. You must tell us at the time you take the partial withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Spousal Highest Daily Lifetime Income 2.0. If you do not designate the withdrawal as a Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Periodic Value guarantee on the twelfth anniversary of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce both by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit. Assume the following:
•The Issue Date is December 3, 2012
•Spousal Highest Daily Lifetime Income 2.0 is elected on September 4, 2013
•The Unadjusted Account Value at benefit election was $105,000
•Each designated life was 70 years old when he/she elected Spousal Highest Daily Lifetime Income 2.0
•No previous withdrawals have been taken under Spousal Highest Daily Lifetime Income 2.0
On October 3, 2013, the Protected Withdrawal Value is $125,000, the 12th benefit year minimum Periodic Value guarantee is $210,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 3, 2013 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Spousal Highest Daily Lifetime Income 2.0 will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000
Divided by Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
12th benefit year Minimum Periodic Value	$183,750

Required Minimum Distributions
See the sub-section entitled “Required Minimum Distributions” in the prospectus section above concerning Highest Daily Lifetime Income for a discussion of the relationship between the RMD amount and the Annual Income Amount.
Benefits Under Spousal Highest Daily Lifetime Income 2.0
•To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Spousal Highest Daily Lifetime Income 2.0, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the designated lives to die, and will continue to make payments until the death of the second designated life. After the Unadjusted Account Value is reduced to zero, you are not permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative partial withdrawals in an Annuity Year exceed the Annual Income Amount (“Excess Income”) and reduce your Unadjusted Account Value to zero, Spousal Highest Daily Lifetime Income 2.0 terminates, we will make no further payments of the Annual Income Amount and no additional Purchase Payments will be permitted. However, if a partial withdrawal in the latter scenario was taken to satisfy a Required Minimum Distribution (as described above) under the Annuity then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second designated life.
•Please note that if your Unadjusted Account Value is reduced to zero, all payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments. Also, any Death Benefit will terminate if withdrawals reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
•If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
(1)apply your Unadjusted Account Value, less any applicable state required premium tax, to any annuity option available; or
(2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the designated lives to die, and will continue to make payments until the death of the second designated life. If, due to death of a designated life or divorce prior to annuitization, only a single designated life remains, then annuity payments will be made as a life annuity for the lifetime of the designated life. We must receive your request in a form acceptable to us at our office. If applying your Unadjusted Account Value, less any applicable tax charges, to our current life only (or joint life, depending on the number of designated lives remaining) annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
•In the absence of an election when mandatory annuity payments are to begin, we currently make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the certain period in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:
(1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
(2)the Unadjusted Account Value.
Other Important Considerations
•Withdrawals under the Spousal Highest Daily Lifetime Income 2.0 benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while Spousal Highest Daily Lifetime Income 2.0 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.
•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “Investment Options.” In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the Permitted Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon election of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to Permitted Sub-accounts, or to the requirements as to how you may allocate your Unadjusted Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will apply only upon re-allocation of Unadjusted Account Value, or to any additional Purchase Payments that are made after the changes go into effect. That is, we will not require such current participants to re-allocate Unadjusted Account Value to comply with any new requirements.
•If you elected this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted Sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.
•Any Death Benefit will terminate if withdrawals taken under Spousal Highest Daily Lifetime Income 2.0 reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” earlier in the prospectus for more information.)
Charge for the Spousal Highest Daily Lifetime Income v2.0
The current charge for Spousal Highest Daily Lifetime Income 2.0 is 1.10% annually of the greater of Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Spousal Highest Daily Lifetime Income 2.0 is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.275% of the greater of the prior Valuation Day’s Unadjusted Account Value, or the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Spousal Highest Daily Lifetime Income 2.0 would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, withdrawals may reduce the Unadjusted Account Value to zero. If the Unadjusted Account Value is reduced to zero as a result of a partial withdrawal that is not a withdrawal of Excess Income and the Annual Income Amount is greater than zero, we will make payments under the benefit.
Election of and Designations under the Benefit
Spousal Highest Daily Lifetime Income 2.0 can only be elected based on two designated lives. Designated lives must be natural persons who are each other's spouses at the time of election of the benefit. Currently, Spousal Highest Daily Lifetime Income 2.0 only may be elected if the Owner, Annuitant, and Beneficiary designations are as follows:
•One Annuity Owner, where the Annuitant and the Owner are the same person and the sole Beneficiary is the Owner’s spouse. Each Owner/Annuitant and the Beneficiary must be at least 50 years old at the time of election; or
•Co-Annuity Owners, where the Owners are each other’s spouses. The Beneficiary designation must be the surviving spouse, or the spouses named equally. One of the Owners must be the Annuitant. Each Owner must be at least 50 years old at the time of election; or
•One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the Beneficiary is the Custodial

Account, and the spouse of the Annuitant is the Contingent Annuitant. Each of the Annuitant and the Contingent Annuitant must be at least 50 years old at the time of election.
We do not permit a change of Owner under this benefit, except as follows: (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of Beneficiary designations under this benefit. However, if the Beneficiary is changed, the benefit may not be eligible to be continued upon the death of the first designated life. If the designated lives divorce, Spousal Highest Daily Lifetime Income 2.0 may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. Any applicable CDSC will apply to such a withdrawal. The non-owner spouse may then decide whether s/he wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.
Spousal Highest Daily Lifetime Income 2.0 can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime Income 2.0 and terminate it, you cannot re-elect it. See “Termination of Existing Benefits and Election of New Benefits” for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect Spousal Highest Daily Lifetime Income 2.0, you lose the guarantees that you had accumulated under your existing benefit, and your guarantees under Spousal Highest Daily Lifetime Income 2.0 will be based on your Unadjusted Account Value on the effective date of Spousal Highest Daily Lifetime Income 2.0. You and your financial professional should carefully consider whether terminating your existing benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
If you wish to elect this benefit and you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity's Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Spousal Highest Daily Lifetime Income 2.0 so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and you cannot re-elect the benefit.
The benefit automatically terminates upon the first to occur of the following:
(i)    upon our receipt of Due Proof of Death of the first designated life, if the surviving spouse opts to take the death benefit under the Annuity (rather than continue the Annuity) or if the surviving spouse is not an eligible designated life;
(ii)    upon the death of the second designated life;
(iii)    your termination of the benefit;
(iv)    your surrender of the Annuity;
(v)    the Latest Annuity Date or your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount);
(vi)    both the Unadjusted Account Value and Annual Income Amount equal zero; or
(vii)    you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating the benefit, we will send you written notice and provide you with an opportunity to change your designations.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Upon termination of Spousal Highest Daily Lifetime Income 2.0 other than upon the death of the second Designated Life or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Unadjusted Account Value falling below the Account Value Floor. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program (i.e., Automatic Rebalancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.

How Spousal Highest Daily Lifetime Income 2.0 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
See “How Highest Daily Lifetime Income 2.0 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” in the discussion of Highest Daily Lifetime Income 2.0 above for information regarding this component of the benefit.
Additional Tax Considerations
Please see the Additional Tax Considerations section under Highest Daily Lifetime Income 2.0 above.
HIGHEST DAILY LIFETIME INCOME 2.0 WITH HIGHEST DAILY DEATH BENEFIT
Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit (“HD DB”) is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for life. This benefit also provides for a highest daily death benefit, subject to the terms of the benefit. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. We reserve the right, in our sole discretion, to cease offering this benefit for new elections, at any time.
We offer a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life provided that you do not take withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal”. You may wish to take a Non-Lifetime Withdrawal if you have an immediate need for access to your Account Value but do not wish to begin lifetime payments under the optional living benefit. All other partial withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income) (“Guarantee Payments”). Highest Daily Lifetime Income 2.0 with HD DB may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and also wish to provide a death benefit to your beneficiaries. You are not required to take withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime Income 2.0 with HD DB is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled “How Highest Daily Lifetime Income 2.0 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
Highest Daily Lifetime Income 2.0 is offered with or without the HD DB component; however, you may only elect HD DB with Highest Daily Lifetime Income 2.0, and you must elect the HD DB benefit at the time you elect Highest Daily Lifetime Income 2.0. If you elect Highest Daily Lifetime Income 2.0 without HD DB and would like to add the feature later, you must first terminate Highest Daily Lifetime Income 2.0 and elect Highest Daily Lifetime Income 2.0 with HD DB (subject to availability and benefit re-election provisions). Please note that if you terminate Highest Daily Lifetime Income 2.0 and elect Highest Daily Lifetime Income 2.0 with HD DB you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. Highest Daily Lifetime Income 2.0 with HD DB is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, it may not be combined with any other optional living or death benefit.
The income benefit under Highest Daily Lifetime Income 2.0 with HD DB currently is based on a single “designated life” who is between the ages of 50 and 79 on the benefit effective date. As long as your Highest Daily Lifetime Income 2.0 with HD DB is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under Highest Daily Lifetime Income 2.0 with HD DB (including no payment of the Highest Daily Death Benefit Amount).
You may also participate in the 6 or 12 Month DCA Program if you elect Highest Daily Lifetime Income 2.0 with HD DB, subject to the 6 or 12 Month DCA Program’s rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details. No Long-Term Market Value Adjustment Option is permitted if you elect any optional benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.

The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:
(1)the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
(2)the Unadjusted Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 12th benefit anniversary, your Periodic Value on the 12th benefit anniversary is equal to the greater of:
(1)the Periodic Value described above, or
(2)the sum of (a), (b) and (c) below proportionally reduced for any Non-Lifetime Withdrawals:
(a)200% of the Unadjusted Account Value on the effective date of the benefit including any Purchase Payments (including any associated Purchase Credits) made on that day;
(b)200% of all Purchase Payments (including any associated Purchase Credits) made within one year following the effective date of the benefit; and
(c)all Purchase Payments (including any associated Purchase Credits) made after one year following the effective date of the benefit.
This means that if you do not take a withdrawal on or before the 12th benefit anniversary, your Protected Withdrawal Value on the 12th benefit anniversary will be at least double (200%) your initial Protected Withdrawal Value established on the date of benefit election. If you begin taking Lifetime Withdrawals prior to your 12th benefit anniversary, however, these automatic increases will not occur. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled “Example of dollar-for-dollar reductions”).
Please note that if you elect Highest Daily Lifetime Income 2.0 with HD DB, your Account Value is not guaranteed, can fluctuate and may lose value.
Key Feature – Annual Income Amount under Highest Daily Lifetime Income 2.0 with HD DB.
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years unless you take a withdrawal of Excess Income, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal. The percentages are: 3% for ages 50-54; 4% for ages 55 to 64; 5% for ages 65 to 84, and 6% for ages 85 or older. Under Highest Daily Lifetime Income 2.0 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.
•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime Income 2.0 with HD DB and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 3% for ages 50-54 ; 4% for ages 55 to 64; 5% for ages 65 to 84, and 6% for ages 85 or older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).
After your first Lifetime Withdrawal and before your Unadjusted Account Value is reduced to zero, you may make additional Purchase Payments, subject to the limits in the next paragraph. We reserve the right not to accept additional Purchase Payments if the Unadjusted Account Value becomes zero.
If your Annuity permits additional Purchase Payments, we may limit any additional Purchase Payment(s) if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s). Subject to state law, we reserve the right to not accept additional Purchase Payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime Income 2.0 with HD DB. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 3% for ages 50-54; 4% for ages 55 to 64; 5% for ages 65-84, and 6% for ages 85 or older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Income 2.0 with HD DB has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Income 2.0 with HD DB upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should consult with your financial professional and carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges.”
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
Highest Daily Lifetime Income 2.0 with HD DB does not affect your ability to take partial withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Income 2.0 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in any Annuity Year are less than the Annual Income Amount, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Income 2.0 with HD DB or any other fees and charges under the Annuity. Assume the following for all three examples:
•The Issue Date is November 1, 2012
•Highest Daily Lifetime Income 2.0 with HD DB is elected on August 1, 2013
•The Annuitant was 70 years old when he/she elected Highest Daily Lifetime Income 2.0 with HD DB
•The first withdrawal is a Lifetime Withdrawal

Example of Dollar-for-Dollar Reductions
On October 24, 2013, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 65 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). The Highest Daily Death Benefit Amount is $115,420. Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31, 2013) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500) and the Highest Daily Death Benefit Amount ($115,420 less $2,500 = $112,920).
Example of Proportional Reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29, 2013 the Account Value at the time and immediately prior to this withdrawal is $118,000, and the Highest Daily Death Benefit Amount is $112,920. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0, and reduces the Highest Daily Death Benefit Amount on a dollar-for dollar basis to $109,420. The remaining withdrawal amount of $1,500 reduces the Annual Income Amount in future Annuity Years and the Highest Daily Death Benefit Amount on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount and the Highest Daily Death Benefit Amount).
Here is the calculation:

Annual Income Amount		Highest Daily Death Benefit Amount
Account Value before Lifetime Withdrawal	$118,000.00	Account Value before Lifetime Withdrawal	$118,000.00
Amount of “non” Excess Income	$3,500.00	Amount of “non” Excess Income	$3,500.00
Account Value immediately before Excess Income of $1,500	$114,500.00	Account Value immediately before Excess Income of $1,500	$114,500.00
Excess Income amount	$1,500.00	Excess Income amount	$1,500.00
Ratio ($1,500/$114,500 = 1.31%)	1.31%	Ratio ($1,500/$114,500 = 1.31%)	1.31%
Annual Income Amount	$6,000.00	HD DB Amount	$109,420.00
1.31% Reduction in Annual Income Amount	$78.60	1.31% Reduction in Annual Income Amount	$1,433.40
Annual Income Amount for Future Annuity Years	$5,921.40	Highest Daily Death Benefit Amount	$107,986.60
Example of Highest Daily Auto Step-up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments (including any associated Purchase Credits), is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).
For this example assume the Annual Income Amount for this Annuity Year is $12,000. Also assume that a Lifetime Withdrawal of $6,000 was previously taken during the Annuity Year and a $10,000 withdrawal resulting in $4,000 of Excess Income on June 29 reduces the amount to $11,400.48 for future years. For the next Annuity Year, the Annual Income Amount will be stepped up if 5% of the highest daily Unadjusted Account Value, adjusted for withdrawals and Purchase Payments is greater than $11,400.48. Steps for determining the daily values are displayed below. Only the June 28 value is being adjusted for Excess Income; the June 30, July 1, and July 2 Valuation Dates occur after the Excess Income withdrawal on June 29.

Date*	Unadjusted Account Value	Highest Daily Value (adjusted for withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
June 28	$238,000.00	$238,000.00	$11,900.00
June 29	$226,500.00	$228,009.60	$11,400.48
June 30	$226,800.00	$228,009.60	$11,400.48
July 1	$233,500.00	$233,500.00	$11,675.00
July 2	$231,900.00	$233,500.00	$11,675.00
*    In this example, the Annuity Anniversary date is July 2. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be the Annuity Anniversary and every day following the Annuity Anniversary. The Annuity Anniversary Date of July 2 is considered the first Valuation Date in the Annuity Year.
**    In this example, the first daily value after the first Lifetime Withdrawal is $238,000 on June 28, resulting in an adjusted Annual Income Amount of $11,900. This amount is adjusted on June 29 to reflect the $10,000 withdrawal. The adjustments are determined as follows:
•The Unadjusted Account Value of $238,000 on June 28 is first reduced dollar-for-dollar by $6,000 ($6,000 is the remaining Annual Income Amount for the Annuity Year), resulting in Unadjusted Account Value of $232,000 before the Excess Income.

•This amount ($232,000) is further reduced by 1.72%, which is the ratio of Excess Income of $4,000 ($10,000 withdrawal minus non-excess amount of $6,000) divided by the Account Value ($232,000) immediately preceding the Excess Income. This results in a Highest Daily Value of $228,009.60 after the adjustment.
•The adjusted June 29 Highest Daily Value, $228,009.60, is carried forward to the next Valuation Date of June 30. At this time, we compare this amount to the Unadjusted Account Value on June 30, $226,800. Since the June 29 adjusted Highest Daily Value of $228,009.60 is greater than the June 30 Unadjusted Account Value, we will continue to carry $228,009.60 forward to the next Valuation Date of July 1. The Unadjusted Account Value on July 1, $233,500, becomes the Highest Daily Value since it exceeds the $228,009.60 carried forward.
•The July 1 adjusted Highest Daily Value of $233,500 is also greater than the July 2 Unadjusted Account Value of $231,900, so the $233,500 will be carried forward to the first Valuation Date of July 2.
In this example, the final Highest Daily Value of $233,500 is converted to an Annual Income Amount based on the applicable Withdrawal Percentage of 5%, generating an Annual Income Amount of $11,675. Since this amount is greater than the current year's Annual Income Amount of $11,400.48 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on July 2 and continuing through July 1 of the following calendar year, will be stepped-up to $11,675.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime Income 2.0 with HD DB. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Highest Daily Lifetime Income 2.0 with HD DB. You must tell us at the time you take the withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Highest Daily Lifetime Income 2.0 with HD DB. If you do not designate the withdrawal as a Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Periodic Value guarantee on the twelfth anniversary of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above) and the Highest Daily Death Benefit Amount. It will reduce each value by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:
•The Issue Date is December 3
•Highest Daily Lifetime Income 2.0 with HD DB is elected on September 4
•The Unadjusted Account Value at benefit election was $105,000
•The Annuitant was 70 years old when he/she elected Highest Daily Lifetime Income 2.0 with HD DB
•No previous withdrawals have been taken under Highest Daily Lifetime Income 2.0 with HD DB
On October 3 the Protected Withdrawal Value is $125,000, the 12th benefit year minimum Periodic Value guarantee is $210,000, the Highest Daily Death Benefit Amount is $115,420, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Highest Daily Lifetime Income 2.0 with HD DB will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000.00
Divided by Account Value before withdrawal	$120,000.00
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375.00
12th benefit year Minimum Periodic Value	$183,750.00
Highest Daily Death Benefit Amount	$100,992.50

Required Minimum Distributions
Required Minimum Distributions (“RMD”) for this Annuity must be taken by April 1st in the year following the date you turn age 70 ½ (72 for those who would have reached age 70 ½ after 2019) and by December 31st for subsequent calendar years. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime.
If the annual RMD amount is greater than the Annual Income Amount, a withdrawal of the RMD amount will not be treated as a withdrawal of Excess Income, as long as the RMD amount is calculated by us for this Annuity and administered under a program we support each calendar year. If you are not participating in an RMD withdrawal program each calendar year, you can alternatively satisfy the RMD amount without it being treated as a withdrawal of Excess Income as long as the below rules are applied:
A “Calendar Year” runs from January 1 to December 31 of that year.
Withdrawals made from the Annuity during an Annuity Year to meet the RMD provisions of the Code will not be treated as withdrawals of Excess Income if they are taken during one Calendar Year.
If Lifetime Withdrawals are taken over two Calendar Years, the amount that will not be treated as a withdrawal of Excess Income is:
•the remaining Annual Income Amount for that Annuity Year; plus
•the second Calendar Year’s RMD amount minus the Annual Income Amount (the result of which cannot be less than zero).
Example
The following example is purely hypothetical and intended to illustrate the scenario described above. Note that withdrawals must comply with all IRS guidelines in order to satisfy the RMD for the current calendar year.

First Calendar Year	Annuity Year	Second Calendar Year
01/01/2016 to 12/31/2017	06/01/2016 to 05/31/2017	01/01/2017 to 12/31/2017
Assume the following:
•RMD Amount for Both Calendar Years = $6,000;
•Annual Income Amount = $5,000; and
•A withdrawal of $2,000 was taken on 07/01/2017 (during the First Calendar Year) resulting in a remaining Annual Income Amount for the Annuity Year of $3,000.
The amount that can be taken between 01/03/2017 and 05/31/2017 without creating a withdrawal of Excess Income is $4,000. Here is the calculation:
•The remaining Annual Income for that Annuity Year ($3,000); plus
•The Second Calendar Year’s RMD Amount minus the Annual Income Amount ($6,000 - $5,000 = $1,000).
If the $4,000 is withdrawn during the Annuity Year, the remaining Annual Income Amount will be $0 and the remaining RMD amount for the Second Calendar Year ($2,000) may be taken in the next Annuity Year beginning on 06/01/2017.
Other Important Information
•If, in any Annuity Year, your RMD amount is less than your Annual Income Amount, any withdrawals in excess of the Annual Income Amount will be treated as Excess Income.
•If you do not comply with the rules described above, any withdrawal that exceeds the Annual Income Amount will be treated as a withdrawal of Excess Income, which will reduce your Annual Income Amount in future Annuity Years. This may include a situation where you comply with the rules described above and then decide to take additional withdrawals after satisfying your RMD from the Annuity.
•If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note that all Non-Lifetime Withdrawal provisions will apply.
Highest Daily Death Benefit
A Death Benefit is payable under Highest Daily Lifetime Income 2.0 with HD DB (until we begin making Guarantee Payments under the benefit or annuity payments have begun) upon the death of the Owner (Annuitant if entity owned), also referred to as the “Single Designated Life”, when we receive Due Proof of Death. The Death Benefit is the greatest of: the Minimum Death Benefit or the Highest Daily Death Benefit Amount described below.
Highest Daily Death Benefit Amount:
On the date you elect Highest Daily Lifetime Income 2.0 with HD DB, the Highest Daily Death Benefit Amount is equal to your Unadjusted Account Value. On each subsequent Valuation Day, until the date of death of the decedent, the Highest Daily Death Benefit Amount will be the greater of:
(1)The Unadjusted Account Value on the current Valuation Day; and
(2)The Highest Daily Death Benefit Amount of the immediately preceding Valuation Day,
•increased by any Purchase Payments made on the current Valuation Day and,
•reduced by the effect of withdrawals made on the current Valuation Day, as described below.

Please note that the Highest Daily Death Benefit Amount does not have any guaranteed growth rate associated with it and therefore can be a different amount than any of the guaranteed values associated with the living benefit features of Highest Daily Lifetime Income 2.0 with HD DB.
A Non-Lifetime Withdrawal will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Non-Lifetime Withdrawal to the Account Value immediately prior to the Non-Lifetime Withdrawal. A Lifetime Withdrawal that is not considered Excess Income will reduce the Highest Daily Death Benefit Amount (dollar-for-dollar) by the amount of the withdrawal. All or a portion of a Lifetime Withdrawal that is considered Excess Income will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Excess Income to the Account Value immediately prior to the withdrawal of the Excess Income.
The Highest Daily Death Benefit will be calculated on the date of death of the decedent and will be:
•increased by the amount of any additional Adjusted Purchase Payments, and
•reduced by the effect of any withdrawals (as described in the preceding paragraph), made during the period between the decedent’s date of death and the date we receive Due Proof of Death.
We will reduce the Highest Daily Death Benefit Amount payable under this benefit by Purchase Credits applied during the period beginning 12 months prior to the decedent’s date of death and ending on the date we receive Due Proof of Death. We may waive, on a non-discriminatory basis, our right to deduct such Purchase Credits.
Please note that the Highest Daily Death Benefit Amount is available only until we make Guarantee Payments under Highest Daily Lifetime Income 2.0 with HD DB or annuity payments begin. This means that any withdrawals that reduce your Unadjusted Account Value to zero will also reduce the Highest Daily Death Benefit Amount to zero.
All other provisions applicable to Death Benefits under your Annuity will continue to apply. See the “Death Benefits” section of this prospectus for more information pertaining to Death Benefits.
Benefits Under Highest Daily Lifetime Income 2.0 with HD DB
•To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and Guarantee Payments amounts are still payable under Highest Daily Lifetime Income 2.0 with HD DB, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. After the Unadjusted Account Value is reduced to zero, you will not be permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative partial withdrawals in an Annuity Year exceed the Annual Income Amount (“Excess Income”) and reduce your Unadjusted Account Value to zero, Highest Daily Lifetime Income 2.0 with HD DB terminates, we will make no further payments of the Annual Income Amount and no additional Purchase Payments will be permitted.
•Please note that if your Unadjusted Account Value is reduced to zero, all subsequent payments will be treated as Guarantee Payments. Further, the Guarantee Payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments.
•Please note that if your Unadjusted Account Value is reduced to zero due to withdrawals or annuitization, any Death Benefit value, including the HD DB, will terminate. This means that the HD DB is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
•If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
(1)apply your Unadjusted Account Value, less any applicable tax charges, to any annuity option available; or
(2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our Service Office. If applying your Unadjusted Account Value, less any applicable tax charges, to the life-only annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
•In the absence of an election when mandatory annuity payments are to begin we currently make annual annuity payments in the form of a single life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the period certain in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:
(1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
(2)the Unadjusted Account Value.

Other Important Considerations
•Withdrawals under Highest Daily Lifetime Income 2.0 with HD DB are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while Highest Daily Lifetime Income 2.0 with HD DB is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.
•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the section entitled “Investment Options.” You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the Permitted Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon election of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to the Permitted Sub-accounts, or to the requirements as to how you may allocate your Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will only apply upon re-allocation of Account Value, or upon addition of subsequent Purchase Payments. That is, we will not require such current participants to re-allocate Account Value to comply with any new requirements.
•If you elected this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted Sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.
•Any Death Benefit will terminate if withdrawals taken under Highest Daily Lifetime Income 2.0 with HD DB reduce your Unadjusted Account Value to zero. This means that any Death Benefit, including the HD DB, will terminate and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” earlier in the prospectus for more information.)
•The current charge for Highest Daily Lifetime Income 2.0 with HD DB is 1.50% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Highest Daily Lifetime Income 2.0 with HD DB is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.375% of the greater of the prior Valuation Day’s Unadjusted Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Highest Daily Lifetime Income 2.0 with HD DB would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, partial withdrawals may reduce the Unadjusted Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit.

Election of and Designations under the Benefit
For Highest Daily Lifetime Income 2.0 with HD DB, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be between 50 and 79 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Income 2.0 with HD DB. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Income 2.0 with HD DB, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
Highest Daily Lifetime Income 2.0 with HD DB can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime Income 2.0 with HD DB and terminate it, you cannot re-elect it. See “Termination of Existing Benefits and Election of New Benefits” for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect Highest Daily Lifetime Income 2.0 with HD DB, you lose the guarantees that you had accumulated under your existing benefit and your guarantees under Highest Daily Lifetime Income 2.0 with HD DB will be based on your Unadjusted Account Value on the effective date of Highest Daily Lifetime Income 2.0 with HD DB. You and your financial professional should carefully consider whether terminating your existing benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
If you wish to elect this benefit and you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity’s Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Highest Daily Lifetime Income 2.0 with HD DB so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate Highest Daily Lifetime Income 2.0 with HD DB at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit, including the HD DB, will terminate as of the date the termination is effective, and you cannot re-elect the benefit.
The benefit automatically terminates upon the first to occur of the following:
(i)    your termination of the benefit;
(ii)    your surrender of the Annuity;
(iii)    when annuity payments begin (although if you have elected to receive the Annual Income Amount in the form of annuity payments, we will continue to pay the Annual Income Amount);
(iv)    our receipt of Due Proof of Death of the Owner (or Annuitant if entity owned);
(v)    both the Unadjusted Account Value and Annual Income Amount equal zero; or
(vi)    you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating a benefit, we will send you written notice and provide you with an opportunity to change your designations.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Upon termination of Highest Daily Lifetime Income 2.0 with HD DB, other than upon the death of the Owner or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program (i.e., Automatic Rebalancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.
If a surviving spouse elects to continue the Annuity, Highest Daily Lifetime Income 2.0 with HD DB terminates upon Due Proof of Death. The spouse may newly elect the benefit subject to the restrictions discussed above.
How Highest Daily Lifetime Income 2.0 with HD DB Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
See “How Highest Daily Lifetime Income 2.0 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” in the discussion of Highest Daily Lifetime Income 2.0 above for information regarding this component of the benefit.

Additional Tax Considerations
Please see the Additional Tax Considerations section under Highest Daily Lifetime Income 2.0 above.
SPOUSAL HIGHEST DAILY LIFETIME INCOME 2.0 WITH HIGHEST DAILY DEATH BENEFIT
Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit (“HD DB”) is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for the lives of two individuals who are spouses. This benefit also provides for a highest daily death benefit, subject to the terms of the benefit. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. We reserve the right, in our sole discretion, to cease offering this benefit for new elections at any time.
We offer a benefit that guarantees, until the death of the Remaining Designated Life (as described below) (the “designated lives”, and each, a “designated life”), the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives, provided you have not made withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time “Non-Lifetime Withdrawal.” You may wish to take a Non-Lifetime Withdrawal if you have an immediate need for access to your Account Value but do not wish to begin lifetime payments under the optional living benefit. All other withdrawals from your Annuity are considered a “Lifetime Withdrawal” under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income) (“Guarantee Payments”). The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue Spousal Highest Daily Lifetime Income 2.0 with HD DB after the death of the first spouse (subject to the provisions below regarding a Remaining Designated Life), and also want to provide a death benefit. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.
An integral component of Spousal Highest Daily Lifetime Income 2.0 with HD DB is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled “How Highest Daily Lifetime Income 2.0 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.”
Spousal Highest Daily Lifetime Income 2.0 with HD DB is the spousal version of Highest Daily Lifetime Income 2.0 with HD DB. Spousal Highest Daily Lifetime Income 2.0 is offered with or without the HD DB component; however, you may only elect HD DB with Spousal Highest Daily Lifetime Income 2.0, and you must elect the HD DB benefit at the time you elect Spousal Highest Daily Lifetime Income 2.0. If you elect Spousal Highest Daily Lifetime Income 2.0 without HD DB and would like to add the feature later, you must first terminate Spousal Highest Daily Lifetime Income 2.0 and elect Spousal Highest Daily Lifetime Income 2.0 with HD DB (subject to availability and benefit re-election provisions). Please note that if you terminate Spousal Highest Daily Lifetime Income 2.0 and elect Spousal Highest Daily Lifetime Income 2.0 with HD DB you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. Spousal Highest Daily Lifetime Income 2.0 with HD DB is offered as an alternative to other lifetime withdrawal options. Currently, if you elect Spousal Highest Daily Lifetime Income 2.0 with HD DB and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See “Termination of Existing Benefits and Election of New Benefits” for details.
Spousal Highest Daily Lifetime Income 2.0 with HD DB must be elected based on two designated lives, as described below. Each designated life must be between the ages of 50 and 79 years old on the benefit effective date. We will not divide an Annuity or the Spousal Highest Daily Lifetime Income 2.0 with HD DB due to a divorce. See “Election of and Designations under the Benefit” below for details. Spousal Highest Daily Lifetime Income 2.0 with HD DB is not available if you elect any other optional living or death benefit.
As long as your Spousal Highest Daily Lifetime Income 2.0 with HD DB is in effect, you must allocate your Unadjusted Account Value in accordance with the Permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the “Investment Options” section.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Unadjusted Account Value falls to zero, if any withdrawal is a withdrawal of Excess Income (as described below) and brings your Unadjusted Account Value to zero, your Annual Income Amount also would fall to zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Income 2.0 with HD DB.
You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Spousal Highest Daily Lifetime Income 2.0 with HD DB, subject to the 6 or 12 Month DCA Program’s rules. See the section of this prospectus entitled “6 or 12 Month Dollar Cost Averaging Program” for details. No Long-Term Market Value Adjustment Option is permitted if you elect any optional benefit.

Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:
(1)the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
(2)the Unadjusted Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 12th benefit anniversary of the effective date of the benefit, your Periodic Value on the 12th benefit anniversary of the benefit effective date is equal to the greater of:
(1)the Periodic Value described above or,
(2)the sum of (a), (b) and (c) proportionally reduced for any Non-Lifetime Withdrawal:
(a)200% of the Unadjusted Account Value on the effective date of the benefit including any Purchase Payments (including any associated Purchase Credits) made on that day;
(b)200% of all Purchase Payments (including any associated Purchase Credits) made within one year following the effective date of the benefit; and
(c)all Purchase Payments (including any associated Purchase Credits) made after one year following the effective date of the benefit.
This means that if you do not take a withdrawal on or before the 12th benefit anniversary of the benefit effective date, your Protected Withdrawal Value on the 12th benefit anniversary will be at least double (200%) your initial Protected Withdrawal Value established on the date of benefit election. If you begin taking Lifetime Withdrawals prior to your 12th benefit anniversary, however, these automatic increases will not occur. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled “Example of dollar-for-dollar reductions”).
Please note that if you elect Spousal Highest Daily Lifetime Income 2.0 with HD DB, your Account Value is not guaranteed, can fluctuate and may lose value.
Key Feature – Annual Income Amount under Spousal Highest Daily Lifetime Income 2.0 with HD DB
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the younger spousal designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 2.5% for ages 50-54, 3.5% for ages 55 to 64; 4.5% for ages 65 to 84, and 5.5% for ages 85 and older. We use the age of the younger designated life. If you elected this benefit and one of the Spousal Designated Lives becomes the Remaining Designated Life, we will continue to use the age of the younger of both the original Spousal Designated Lives for purposes of calculating the applicable Annual Income percentage. Under Spousal Highest Daily Lifetime Income 2.0 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Unadjusted Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.
The amount of any applicable CDSC and/or tax withholding will be included in your withdrawal amount to determine whether your withdrawal is a withdrawal of Excess Income.
•If you request a gross withdrawal, the amount of any CDSC and/or tax withholding will be deducted from the amount you actually receive. This means you will receive less than you requested. In this instance, in order to avoid a withdrawal of Excess Income, you cannot request an amount that would result in cumulative withdrawals in that Annuity Year exceeding your Annual Income Amount.

•If you request a net withdrawal, the amount of any CDSC and/or tax withholding will be deducted from your Unadjusted Account Value. This means that an amount greater than the amount you requested will be deducted from your Unadjusted Account Value. In this instance, in order to avoid a withdrawal of Excess Income, the amount you request plus the amount of any applicable CDSC and/or tax withholding cannot cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount. If you request a net withdrawal, you are more likely to take a withdrawal of Excess Income than if you request a gross withdrawal.
You may use the systematic withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit and must be taken as a gross withdrawal.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime Income 2.0 with HD DB and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 2.5% for ages 50-54, 3.5% for ages 55 to 64, 4.5% for ages 65 to 84, and 5.5% for ages 85 and older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).
After your first Lifetime Withdrawal and before your Unadjusted Account Value is reduced to zero, you may make additional Purchase Payments, subject to the limits in the next paragraph. We reserve the right not to accept additional Purchase Payments if the Unadjusted Account Value becomes zero.
If your Annuity permits additional Purchase Payments, we may limit any additional Purchase Payment(s) if we determine that, as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s). Subject to state law, we reserve the right to not accept additional Purchase Payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the younger spousal designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 2.5% for ages 50-54, 3.5% for ages 55 to 64, 4.5% for ages 65 to 84, and 5.5% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Income 2.0 with HD DB has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Income 2.0 with HD DB upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled “Your Optional Benefit Fees and Charges”.
If you are enrolled in a systematic withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any systematic withdrawal program.
Spousal Highest Daily Lifetime Income 2.0 with HD DB does not affect your ability to take withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Income 2.0 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).

Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Income 2.0 with HD DB or any other fees and charges under the Annuity. Assume the following for all three examples:
•The Issue Date is November 1, 2012
•Spousal Highest Daily Lifetime Income 2.0 with HD DB is elected on August 1, 2013
•Both designated lives were 70 years old when they elected Spousal Highest Daily Lifetime Income 2.0 with HD DB
•The first withdrawal is a Lifetime Withdrawal
Example of Dollar-for-Dollar Reductions
On October 24, 2013, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $5,400 (since the younger designated life is between the ages of 65 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 4.5% of the Protected Withdrawal Value, in this case 4.5% of $120,000). The Highest Daily Death Benefit Amount is $115,420. Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31, 2013) is $2,900. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($5,400 less $2,500 = $2,900) and the Highest Daily Death Benefit Amount ($115,420 less $2,500 = $112,920.).
Example of Proportional Reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29, 2013 the Account Value at the time and immediately prior to this withdrawal is $118,000, and the Highest Daily Death Benefit Amount is $112,920. The first $2,900 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0, and reduces the Highest Daily Death Benefit Amount on a dollar-for dollar basis to $110,020. The remaining withdrawal amount of $2,100 reduces the Annual Income Amount in future Annuity Years and the Highest Daily Death Benefit Amount on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount and the Highest Daily Death Benefit Amount).
Here is the calculation:

Annual Income Amount		Highest Daily Death Benefit Amount
Account Value before Lifetime Withdrawal	$118,000.00	Account Value before Lifetime Withdrawal	$118,000.00
Amount of “non” Excess Income	$2,900.00	Amount of “non” Excess Income	$2,900.00
Account Value immediately before		Account Value immediately before
Excess Income of $2,100	$115,100.00	Excess Income of $2,100	$115,100.00
Excess Income amount	$2,100.00	Excess Income amount	$2,100.00
Ratio ($2,100/$115,100 = 1.82%)	1.82%	Ratio ($2,100/$115,100 = 1.82%)	1.82%
Annual Income Amount	$5,400.00	HD DB Amount	$110,020.00
1.82% Reduction in Annual Income Amount	$98.28	1.82% Reduction in Annual Income Amount	$2,002.36
Annual Income Amount for future Annuity Years	$5,301.72	Highest Daily Death Benefit Amount	$108,017.64
Example of Highest Daily Auto Step-up
On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the younger designated life’s age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments (including any associated Purchase Credits), is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $5,400. However, the Excess Income on October 29 reduces the amount to $5,301.72 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 4.5% (since the younger designated life is between 65 and 84 on the date of the potential step-up) of the highest daily Unadjusted Account Value adjusted for withdrawals and Purchase Payments (including any associated Purchase Credits), is greater than $5,301.72. Here are the calculations for determining the daily values. Only the October 25 value is being adjusted for Excess Income as the October 30, October 31 and November 1 Valuation Days occur after the Excess Income on October 29.

Date*	Account Value	Highest Daily Value (adjusted for withdrawal and Purchase Payments)**	Adjusted Annual Income Amount (4.5% of the Highest Daily Value)
October 25, 2013	$119,000.00	$119,000.00	$5,355.00
October 29, 2013	$113,000.00	$113,986.98	$5,129.41
October 30, 2013	$113,000.00	$113,986.98	$5,129.41
October 31, 2013	$119,000.00	$119,000.00	$5,355.00
November 1, 2013	$118,473.00	$119,000.00	$5,355.00
*    In this example, the Annuity Anniversary date is November 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of November 1 is considered the final Valuation Date for the Annuity Year.
**    In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on October 25, resulting in an adjusted Annual Income Amount of $5,355.00. This amount is adjusted on October 29 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
•The Unadjusted Account Value of $119,000 on October 25 is first reduced dollar-for-dollar by $2,900 ($2,900 is the remaining Annual Income Amount for the Annuity Year), resulting in an Unadjusted Account Value of $116,100 before the Excess Income.
•This amount ($116,100) is further reduced by 1.82% (this is the ratio in the above example which is the Excess Income divided by the Account Value immediately preceding the Excess Income) resulting in a Highest Daily Value of $113,986.98.
•The adjusted October 29 Highest Daily Value, $113,986.98, is carried forward to the next Valuation Date of October 30. At this time, we compare this amount to the Unadjusted Account Value on October 30, $113,000. Since the October 29 adjusted Highest Daily Value of $113,986.98 is greater than the October 30 Unadjusted Account Value, we will continue to carry $113,986.98 forward to the next Valuation Day of October 31. The Unadjusted Account Value on October 31, $119,000.00, becomes the final Highest Daily Value since it exceeds the $113,986.98 carried forward.
•The October 31 adjusted Highest Daily Value of $119,000.00 is also greater than the November 1 Unadjusted Account Value, so we will continue to carry $119,000.00 forward to the first Valuation Day of November 1.
In this example, the final Highest Daily Value of $119,000.00 is converted to an Annual Income Amount based on the applicable percentage of 4.5%, generating an Annual Income Amount of $5,355.00. Since this amount is greater than the current year’s Annual Income Amount of $5,301.72 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on November 1, 2013 and continuing through October 31, 2014, will be stepped-up to $5,355.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime Income 2.0 with HD DB. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Surrenders – Surrender Value”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described earlier in this section will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Spousal Highest Daily Lifetime Income 2.0 with HD DB. You must tell us at the time you take the partial withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Spousal Highest Daily Lifetime Income 2.0 with HD DB. If you do not designate the withdrawal as a Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Periodic Value guarantee on the twelfth anniversary of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above) and the Highest Daily Death Benefit Amount. It will reduce each value by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a systematic withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first withdrawal under the program will be considered a Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit. Assume the following:
•The Issue Date is December 3, 2012
•Spousal Highest Daily Lifetime Income 2.0 with HD DB is elected on September 4, 2013
•The Unadjusted Account Value at benefit election was $105,000
•Each designated life was 70 years old when he/she elected Spousal Highest Daily Lifetime Income 2.0 with HD DB
•No previous withdrawals have been taken under Spousal Highest Daily Lifetime Income 2.0 with HD DB
On October 3, 2013, the Protected Withdrawal Value is $125,000, the 12th benefit year minimum Periodic Value guarantee is $210,000, the Highest Daily Death Benefit Amount is $115,420, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on

October 3, 2013 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Spousal Highest Daily Lifetime Income 2.0 with HD DB will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000.00
Divided by Account Value before withdrawal	$120,000.00
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375.00
12th benefit year Minimum Periodic Value	$183,750.00
Highest Daily Death Benefit Amount	$100,992.50
Required Minimum Distributions
See the sub-section entitled “Required Minimum Distributions” in the prospectus section above concerning Highest Daily Lifetime Income 2.0 for a discussion of the relationship between the RMD amount and the Annual Income Amount.
Highest Daily Death Benefit
A Death Benefit is payable under Spousal Highest Daily Lifetime Income 2.0 with HD DB (until we begin making Guarantee Payments under the benefit or annuity payments have begun) upon the death of the Remaining Designated Life when we receive Due Proof of Death. The Death Benefit is the greatest of: the Minimum Death Benefit or the Highest Daily Death Benefit Amount described below.
Highest Daily Death Benefit Amount:
On the date you elect Spousal Highest Daily Lifetime Income 2.0 with HD DB, the Highest Daily Death Benefit Amount is equal to your Unadjusted Account Value. On each subsequent Valuation Day, until the date of death of the decedent, the Highest Daily Death Benefit Amount will be the greater of:
(1)The Unadjusted Account Value on the current Valuation Day; and
(2)The Highest Daily Death Benefit Amount of the immediately preceding Valuation Day, aincreased by any Purchase Payments made on the current Valuation Day and, breduced by the effect of withdrawals made on the current Valuation Day, as described below.
Please note that the Highest Daily Death Benefit Amount does not have any guaranteed growth rate associated with it and therefore can be a different amount than any of the guaranteed values associated with the living benefit features of Spousal Highest Daily Lifetime Income 2.0 with HD DB.
A Non-Lifetime Withdrawal will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Non-Lifetime Withdrawal to the Account Value immediately prior to the Non-Lifetime Withdrawal. A Lifetime Withdrawal that is not considered Excess Income will reduce the Highest Daily Death Benefit Amount (dollar-for-dollar) by the amount of the withdrawal. All or a portion of a Lifetime Withdrawal that is considered Excess Income will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Excess Income to the Account Value immediately prior to the withdrawal of the Excess Income.
The Highest Daily Death Benefit will be calculated on the date of death of the Remaining Designated Life and will be:
•increased by the amount of any additional Adjusted Purchase Payments, and
•reduced by the effect of any withdrawals (as described in the preceding paragraph), made during the period between the decedent’s date of death and the date we receive Due Proof of Death.
We will reduce the Highest Daily Death Benefit Amount payable under this benefit by Purchase Credits applied during the period beginning 12 months prior to the decedent’s date of death and ending on the date we receive Due Proof of Death. We may waive, on a non-discriminatory basis, our right to deduct such Purchase Credits.
Please note that Highest Daily Death Benefit Amount is available only until we make Guarantee Payments under Spousal Highest Daily Death Benefit 2.0 with HD DB or annuity payments begin. This means that any withdrawals that reduce your Unadjusted Account Value to zero will also reduce the Highest Daily Death Benefit Amount to zero.
All other provisions applicable to Death Benefits under your Annuity continue to apply. See the “Death Benefits” section of this prospectus for more information pertaining to Death Benefits.
Benefits Under Spousal Highest Daily Lifetime Income 2.0 with HD DB
•To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and Guarantee Payments amounts are still payable under Spousal Highest Daily Lifetime Income 2.0 with HD DB, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted

Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will continue to make payments until the simultaneous deaths of both spousal designated lives, or the death of the Remaining Designated Life. After the Unadjusted Account Value is reduced to zero, you are not permitted to make additional Purchase Payments to your Annuity. To the extent that cumulative partial withdrawals in an Annuity Year exceed the Annual Income Amount (“Excess Income”) and reduce your Unadjusted Account Value to zero, Spousal Highest Daily Lifetime Income 2.0 with HD DB terminates, we will make no further payments of the Annual Income Amount and no additional Purchase Payments will be permitted.
•Please note that if your Unadjusted Account Value is reduced to zero, all subsequent payments will be treated as Guarantee Payments. Further, the Guarantee Payments in each Annuity Year subsequent to the Annuity Year your Account Value is reduced to zero will be treated as annuity payments.
•Please note that if your Unadjusted Account Value is reduced to zero due to withdrawals or annuitization, any Death Benefit value, including the HD DB, will terminate. This means that the HD DB is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.
•If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
•apply your Unadjusted Account Value, less any applicable state required premium tax, to any annuity option available; or
•request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the Remaining Designated Life. We must receive your request in a form acceptable to us at our office. If applying your Unadjusted Account Value, less any applicable tax charges, to our current life only (or joint life, depending on the number of designated lives remaining) annuity payment rates results in a higher annual payment, we will give you the higher annual payment.
•In the absence of an election when mandatory annuity payments are to begin, we currently make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the certain period in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:
(1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
(2)the Unadjusted Account Value.
Other Important Considerations
•Withdrawals under the Spousal Highest Daily Lifetime Income 2.0 with HD DB benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active systematic withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while Spousal Highest Daily Lifetime Income 2.0 with HD DB is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Market Value Adjustment Options. If you have an active systematic withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.
•Any Lifetime Withdrawal that does not cause cumulative withdrawals in that Annuity Year to exceed your Annual Income Amount is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Charge free withdrawal amount. For example, if your Charge free withdrawal Amount is $10,000 and your Annual Income Amount is $11,000, withdrawals of your entire Annual Income Amount in any Annuity Year would not trigger a CDSC. If you withdrew $12,000, however, $1,000 would be subject to a CDSC.
•You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
•You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “Investment Options.” In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
•Transfers to and from the Permitted Sub-accounts, the DCA Market Value Adjustment Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
•Upon election of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to Permitted Sub-accounts, or to the requirements as to how you may allocate your

Unadjusted Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will apply only upon re-allocation of Unadjusted Account Value, or to any additional Purchase Payments that are made after the changes have gone into effect. That is, we will not require such current participants to re-allocate Unadjusted Account Value to comply with any new requirements.
•If you elected this benefit, you may be required to reallocate to different Sub-accounts if you are currently invested in non-permitted Sub-accounts. On the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.
•Any Death Benefit will terminate if withdrawals taken under Spousal Highest Daily Lifetime Income 2.0 with HD DB reduce your Unadjusted Account Value to zero. This means that any Death Benefit, including the HD DB, will terminate and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See “Death Benefits” for more information.)
•Spousal Continuation: If a Death Benefit is not payable on the death of a spousal designated life (e.g., if the first of the spousal designated lives to die is the Beneficiary but not an Owner), Spousal Highest Daily Lifetime Income 2.0 with HD DB will remain in force unless we are instructed otherwise.
Charge for Spousal Highest Daily Lifetime Income v2.0 with HDDB
The current charge for Spousal Highest Daily Lifetime Income 2.0 with HD DB is 1.60% annually of the greater of Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Spousal Highest Daily Lifetime Income 2.0 with HD DB is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in “Highest Daily Auto Step-Up” above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.40% of the greater of the prior Valuation Day’s Unadjusted Account Value, or the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Spousal Highest Daily Lifetime Income 2.0 with HD DB would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, withdrawals may reduce the Unadjusted Account Value to zero. If the Unadjusted Account Value is reduced to zero as a result of a partial withdrawal that is not a withdrawal of Excess Income and the Annual Income Amount is greater than zero, we will make payments under the benefit.
Election of and Designations under the Benefit
Spousal Highest Daily Lifetime Income 2.0 with HD DB can only be elected based on two designated lives. Designated lives must be natural persons who are each other’s spouses at the time of election of the benefit. Currently, Spousal Highest Daily Lifetime Income 2.0 with HD DB only may be elected if the Owner, Annuitant, and Beneficiary designations are as follows:
▪One Annuity Owner, where the Annuitant and the Owner are the same person and the sole Beneficiary is the Owner’s spouse. Each Owner/Annuitant and the Beneficiary must be between 50-79 years old at the time of election; or
▪Co-Annuity Owners, where the Owners are each other’s spouses. The Beneficiary designation must be the surviving spouse, or the spouses named equally. One of the Owners must be the Annuitant. Each Owner must be between 50 and 79 years old at the time of election; or
▪One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the Beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Each of the Annuitant and the Contingent Annuitant must be between 50 and 79 years old at the time of election.
Remaining Designated Life: A Remaining Designated Life must be a natural person and must have been listed as one of the spousal designated lives when the benefit was elected. A spousal designated life will become the Remaining Designated Life on the earlier of the death of the first of the spousal designated lives to die or divorce from the other spousal designated life while the benefit is in effect. That said, if a spousal designated life is removed as Owner, Beneficiary, or Annuitant due to divorce, the other spousal designated life becomes the Remaining Designated Life when we receive notice of the divorce, and any other documentation we require, in Good Order. Any new Beneficiary(ies) named by the Remaining Designated Life will not be a spousal designated life.

We do not permit a change of Owner under this benefit, except as follows: (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of Beneficiary designations under this benefit. However, if the Beneficiary is changed, the benefit may not be eligible to be continued upon the death of the first designated life. If the designated lives divorce, Spousal Highest Daily Lifetime Income 2.0 with HD DB may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. Any applicable CDSC will apply to such a withdrawal. The non-owner spouse may then decide whether s/he wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.
Spousal Highest Daily Lifetime Income 2.0 with HD DB can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime Income 2.0 with HD DB and terminate it, you cannot re-elect it. See “Termination of Existing Benefits and Election of New Benefits” for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect Spousal Highest Daily Lifetime Income 2.0 with HD DB, you lose the guarantees that you had accumulated under your existing benefit, and your guarantees under Spousal Highest Daily Lifetime Income 2.0 with HD DB will be based on your Unadjusted Account Value on the effective date of Spousal Highest Daily Lifetime Income 2.0 with HD DB. You and your financial professional should carefully consider whether terminating your existing benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
If you wish to elect this benefit and you are currently participating in a systematic withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity’s Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Spousal Highest Daily Lifetime Income 2.0 so long as you participate in a systematic withdrawal program in which withdrawals are not taken pro rata.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and you cannot re-elect the benefit.
The benefit automatically terminates upon the first to occur of the following:
(i)    upon our receipt of Due Proof of Death of the first designated life who is an Owner (or who is the Annuitant if entity owned), if the Remaining Designated Life elects not to continue the Annuity;
(ii)    upon our receipt of Due Proof of Death of an Owner (or Annuitant if entity owned) if the surviving spouse is not eligible to continue the benefit because such spouse is not a spousal designated life and there is any Unadjusted Account Value on the date of death;
(iii)    upon our receipt of Due Proof of Death of the Remaining Designated Life if a Death Benefit is payable under this benefit;
(iv)    your termination of the benefit;
(v)    your surrender of the Annuity;
(vi)    when annuity payments begin (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount);
(vii)    both the Unadjusted Account Value and Annual Income Amount equal zero; or
(viii)    you cease to meet our requirements as described in “Election of and Designations under the Benefit” above or if we process a requested change that is not consistent with our allowed owner, annuitant or beneficiary designations.*
*    Prior to terminating the benefit, we will send you written notice and provide you with an opportunity to change your designations.
“Due Proof of Death” is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Upon termination of Spousal Highest Daily Lifetime Income 2.0 with HD DB other than upon the death of the Remaining Designated Life or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Unadjusted Account Value falling below the Account Value Floor. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program (i.e., Automatic Rebalancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Government Money Market Sub-account.
How Spousal Highest Daily Lifetime Income 2.0 with HD DB Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account

See “How Highest Daily Lifetime Income 2.0 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” in the discussion of Highest Daily Lifetime Income 2.0 above for information regarding this component of the benefit.
Additional Tax Considerations
Please see the Additional Tax Considerations section under Highest Daily Lifetime Income 2.0 above.

APPENDIX F: OPTIONAL DEATH BENEFITS
These benefits were offered March 15, 2010 to August 19, 2012.
Two optional Death Benefits are offered for purchase with your Annuity to provide an enhanced level of protection for your Beneficiaries. No optional Death Benefit is available if your Annuity is held as a Beneficiary Annuity. The optional Death Benefits are called the Highest Anniversary Value Death Benefit and the Combination 5% Roll-up and Highest Anniversary Value Death Benefit. Currently, these optional Death Benefits are only offered in those jurisdictions where we have received regulatory approval and must be elected at the time that you purchase your Annuity. Neither optional Death Benefit is available with the Highest Daily Lifetime Income 2.0 with HD DB, Spousal Highest Daily Lifetime Income 2.0 with HD DB, Highest Daily Lifetime Income 2.0 with LIA, Highest Daily Lifetime Income with LIA or Highest Daily Lifetime 6 Plus with LIA. If you purchase either Highest Daily Lifetime Income 2.0 or Spousal Highest Daily Lifetime Income 2.0 and withdrawals taken under either reduce your Unadjusted Account Value to zero, your optional Death Benefit will terminate. You may not elect both optional Death Benefits. Investment restrictions apply if you elect either optional Death Benefit. See the chart in the “Investment Options” section of the prospectus for a list of Investment Options available and permitted with each benefit. If subsequent to your election of an optional Death Benefit, we change our requirements as to how your Account Value must be allocated, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. We reserve the right to cease offering any optional Death Benefit.
Key Terms Used with the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit:
•The Death Benefit Target Date for both the Highest Anniversary Value Death Benefit and the Combination 5% Roll-up and HAV Death Benefit initially is the later of (a) the anniversary of the Issue Date coinciding with or next following the date the oldest Owner (or Annuitant, if the Annuity is entity-owned) reaches age 80 and (b) the fifth anniversary of the Issue Date of the Annuity. If there is a change of Owner (or Annuitant, if the Annuity is entity-owned) prior to the Death Benefit Target Date, then we will set the Death Benefit Target Date with reference to the age of the oldest Owner (or Annuitant). However, we will not change the Death Benefit Target Date if the change of Owner (or Annuitant, for an entity-owned Annuity) occurs after the previous Death Benefit Target Date.
•The Highest Anniversary Value on the Issue Date is equal to your Unadjusted Account Value (including any Purchase Credits, in the case of the X Series). Thereafter, we calculate a Highest Anniversary Value on each anniversary of the Issue Date of the Annuity (“Annuity Anniversary”) up to and including the earlier of the date of death or attainment of the Death Benefit Target Date. On each such anniversary, the Anniversary Value is equal to the greater of (a) the previous Highest Anniversary Value and (b) the Unadjusted Account Value on each such Anniversary. Between such anniversaries, the Highest Anniversary Value is increased by the sum of all Purchase Payments (including any associated Purchase Credits) since the prior anniversary date and reduced by any Proportional Withdrawals since the prior anniversary date.
•The Roll-Up Value. The initial Roll-Up Value is equal to the Unadjusted Account Value on the Issue Date of the Annuity. Each day we increase the Roll-up Value, plus the amount of any additional Purchase Payments you make after the effective date of the Death Benefit (including Purchase Credits with respect to the X Series), at the daily equivalent of a 5% annual rate. We stop increasing the Roll-Up Value at the 5% annual rate on the first to occur of the following: (1) the decedent's date of death and (2) the Death Benefit Target Date. After we stop increasing the Roll-Up Value at the 5% annual rate, we continue to increase the Roll-Up Value by the amount of any additional Purchase Payments (including Purchase Credits with respect to the X Series) made after that date.
•Proportional Withdrawals are determined by calculating the ratio of the amount of the withdrawal (including any applicable CDSC and Market Value Adjustment) to the Account Value as of the date of the withdrawal but immediately prior to the withdrawal. Proportional withdrawals result in a reduction to the Highest Anniversary Value or Roll-Up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), then we will reduce your Highest Anniversary Value or Roll-Up value ($125,000) by 10%, or $12,500.
Highest Anniversary Value Death Benefit (“HAV”)
If an Annuity has one Owner, the Owner must be age 79 or less at the time the Highest Anniversary Value Optional Death Benefit is elected. If an Annuity has joint Owners, the oldest Owner must be age 79 or less upon election. If an Annuity is owned by an entity, the Annuitant must be age 79 or less upon election.
Calculation of Highest Anniversary Value Death Benefit
If the decedent’s date of death occurs before the Death Benefit Target Date, the Death Benefit equals the greater of:
1.the greater of the minimum Death Benefit described above, and
2.the Highest Anniversary Value as of the date on which we receive Due Proof of Death, less any Purchase Credits granted during the period beginning 12 months prior to the date of death and ending on the date we receive Due Proof of Death. This means that we will recapture any Purchase Credits granted with respect to Purchase Payments we receive beginning 12 months prior to the date of death and thereafter.
If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:
1.the minimum Death Benefit described above, and

2.the Highest Anniversary Value on the Death Benefit Target Date, plus any Purchase Payments (and associated Purchase Credits) since the Death Benefit Target Date, less the effect of any Proportional Withdrawals since the Death Benefit Target Date, and less any Purchase Credits granted during the period beginning 12 months prior to the date of death and ending on the date we receive Due Proof of Death.
This Death Benefit may not be an appropriate feature where the oldest Owner's age (Annuitant if entity owned) is near age 80. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer Annuity anniversaries before the Death Benefit Target Date is reached.
Combination 5% Roll-Up and Highest Anniversary Value Death Benefit
If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less upon election. If the Annuity is owned by an entity, the Annuitant must be age 79 or less upon election.
Calculation of 5% Roll-Up and Highest Anniversary Value Death Benefit
The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:
If the decedent’s date of death occurs before the Death Benefit Target Date, the Death Benefit equals the greater of:
1.the greater of the minimum Death Benefit described above, and
2.the Highest Anniversary Value as of the date on which we receive Due Proof of Death, less any Purchase Credits granted during the period beginning 12 months prior to the date of death and ending on the date we receive Due Proof of Death.
3.the Roll-Up Value as described above.
If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:
1.the greater of the minimum Death Benefit described above, and,
2.the Highest Anniversary Value on the Death Benefit Target Date plus any Purchase Payments (and associated Purchase Credits) since the Death Benefit Target Date, less the effect of any Proportional Withdrawals since the Death Benefit Target Date, and, less any Purchase Credits granted during the period beginning 12 months prior to the date of death and ending on the date we receive Due Proof of Death.
3.the Roll-Up Value as described above.
This Death Benefit may not be an appropriate feature where the oldest Owner's age (Annuitant if entity owned) is near age 80. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer Annuity anniversaries, and less time for the Roll-Up Value to increase, before the Death Benefit Target Date is reached.
Effect of Withdrawals on the Roll-Up Value prior to Death Benefit Target Date. Withdrawals prior to the Death Benefit Target Date reduce the Roll-Up Value by the amount of the withdrawal until an annual “dollar-for-dollar” limit has been reached, and withdrawals in excess of the dollar-for-dollar limit then reduce the Roll-Up Value proportionally. Until the first Anniversary of the Issue Date, the dollar-for-dollar limit is equal to 5% of the initial Roll-Up Value. On each Annuity Anniversary thereafter, we reset the dollar-for-dollar limit to equal 5% of the Roll-Up Value on that anniversary. When all or a portion of a withdrawal exceeds the dollar-for-dollar limit for that Annuity Year, the excess portion of the withdrawal proportionally reduces the Roll-Up Value. The proportional reduction decreases the Roll-Up Value by the ratio of the excess withdrawal (i.e., the amount of the withdrawal that exceeds the dollar-for-dollar limit in that Annuity Year) to your Account Value (after the Account Value has been reduced by any portion of the withdrawal that was within the dollar-for-dollar limit but IS NOT reduced by the excess withdrawal).
Effect of Withdrawals on the Roll-Up Value on or after the Death Benefit Target Date. All withdrawals after the Death Benefit Target Date are Proportional Withdrawals.
What are the charges for the optional Death Benefits?
For elections of the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and HAV Death Benefit, we impose a charge equal to 0.40% and 0.80%, respectively, per year of the daily net assets of the Sub-accounts. We deduct the charge for each of these benefits to compensate Pruco Life for providing increased insurance protection under the optional Death Benefits. The additional annualized charge is deducted daily against your Account Value allocated to the Sub-accounts.
Can I terminate the optional Death Benefits?
The Highest Anniversary Value Death Benefit and the Combination 5% Roll-up and HAV Death Benefit may not be terminated by you once elected. Each optional Death Benefit will terminate upon the first to occur of the following:
•the date that the Death Benefit is determined, unless the Annuity is continued by a spouse Beneficiary;
•upon your designation of a new Owner or Annuitant who, as of the effective date of the change, is older than the age at which we would then issue the Death Benefit (or if we do not then consent to continue the Death Benefit);
•upon the Annuity Date;
•upon surrender of the Annuity; or
•if your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).

Where an Annuity is structured so that it is owned by a grantor trust but the Annuitant is not the grantor, then the Annuity is required to be surrendered upon the death of the grantor if the grantor pre-deceases the Annuitant under Section 72(s) of the Code. Under this circumstance, the Surrender Value will be paid out to the Beneficiary, and is not eligible for the Death Benefit provided under the Annuity.
Upon termination, we cease to assess the fee for the optional Death Benefit.

APPENDIX G: FORMULA FOR GRO PLUS II
THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
•AV is the current Account Value of the Annuity
•VV is the current Account Value of the elected Sub-accounts of the Annuity
•VF is the current Account Value of amounts held in the Market Value Adjustment Options
•B is the total current value of the AST bond portfolio Sub-account
•Cl is the lower target value. Currently, it is 79%.
•Ct is the middle target value. Currently, it is 82%.
•Cu is the upper target value. Currently, it is 85%.
•T is the amount of a transfer into or out of the AST bond portfolio Sub-account.
For each guarantee provided under the benefit,
•Gi is the guarantee amount
•Ni is the number of days until the Maturity Date
•di is the discount rate applicable to the number of days until the Maturity Date. It is determined with reference a benchmark index, reduced
•by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.
The formula, which is set on the effective date and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of each applicable Guarantee Period. We call the greatest of these values the “current liability (L).”

L	=	MAX (Li), where Li = Gi / (1 + di)^(Ni/365)
Next the formula calculates the following formula ratio:

r	=	(L – B) / (VV + VF)
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (90% cap). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the AST bond portfolio Sub-account if r (greater than) Cu, subject to the 90% cap.
The transfer amount is calculated by the following formula:

T	=	{Min (MAX(0, (.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.
The formula will transfer assets out of the AST bond portfolio Sub-account if r (less than) Cl and B (greater than) 0. The transfer amount is calculated by the following formula:

T	=	{Min (B, – [L – B – (VV + VF) * Ct]/(1 – Ct))}
If following a transfer to the elected Sub-accounts, there are assets remaining in a AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
G-1

90% Cap Rule: If, on any Valuation Day the Rider remains in effect, a transfer into the AST bond portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST bond portfolio Sub-account, any transfers into the AST bond portfolio Sub-account will be suspended even if the formula would otherwise dictate that a transfer into the AST bond portfolio Sub-account should occur. Transfers out of the AST bond portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs. Due to the performance of the AST bond portfolio Sub-account and the elected Sub-accounts, the Account Value could be more than 90% invested in the AST bond portfolio Sub-account.
G-2

APPENDIX H – FORMULA FOR HIGHEST DAILY® GRO II
FORMULA FOR ELECTIONS OF HIGHEST DAILY® GRO II MADE PRIOR TO JULY 16, 2010
THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
•AV is the current Account Value of the Annuity
•VV is the current Account Value of the elected Sub-accounts of the Annuity
•VF is the current Account Value of amounts held in the Market Value Adjustment Options
•B is the total current value of the AST bond portfolio Sub-account
•Cl is the lower target value. Currently, it is 79%.
•Ct is the middle target value. Currently, it is 82%.
•Cu is the upper target value. Currently, it is 85%.
•T is the amount of a transfer into or out of the AST bond portfolio Sub-account.
For each guarantee provided under the benefit,
•Gi is the guarantee amount
•Ni is the number of days until the Maturity Date
•di is the discount rate applicable to the number of days until the Maturity Date. It is determined with reference a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.
The formula, which is set on the effective date and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of each applicable Guarantee Period. We call the greatest of these values the “current liability (L).”

L	=	MAX (Li), where Li = Gi / (1 + di)^(Ni/365)
Next the formula calculates the following formula ratio:

r	=	(L – B) / (VV + VF)
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (90% cap). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the AST bond portfolio Sub-account if r (greater than) Cu, subject to the 90% cap.
The transfer amount is calculated by the following formula:

T	=	{Min (MAX(0, (.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.
The formula will transfer assets out of the AST bond portfolio Sub-account if r (less than) Cl and B (greater than) 0. The transfer amount is calculated by the following formula:

T	=	{Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}
If following a transfer to the elected Sub-accounts, there are assets remaining in a AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

90% Cap Rule: If, on any Valuation Day the Rider remains in effect, a transfer into the AST bond portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST bond portfolio Sub-account, any transfers into the AST bond portfolio Sub-account will be suspended even if the formula would otherwise dictate that a transfer into the AST bond portfolio Sub-account should occur. Transfers out of the AST bond portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs. Due to the performance of the AST bond portfolio Sub-account and the elected Sub-accounts, the Account Value could be more than 90% invested in the AST bond portfolio Sub-account.
Formula for elections of HD GRO II made on or after July 16, 2010, subject to state approval.
The operation of the formula is the same as for elections of HD GRO II prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.
THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
•AV is the current Account Value of the Annuity
•VV is the current Account Value of the elected Sub-accounts of the Annuity
•VF is the current Account Value of the elected Fixed Rate Options of the Annuity
•B is the total current value of the Transfer Account
•Cl is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee
•Ct is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee
•Cu is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee
•T is the amount of a transfer into or out of the Transfer Account
•“Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Net Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.
The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L)”.

L	=	MAX (Li), where Li = Gi / (1 + di )^(Ni/365)
Where:
•Gi is the value of the Guarantee Amount or the Projected Future Guarantee
•Ni is the number of days until the end of the Guarantee Period
•di is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.
Next the formula calculates the following formula ratio (r):

r	=	(L – B) / (VV + VF)
If the formula ratio exceeds an upper target value, then Unadjusted Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the 90% Cap Feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Unadjusted Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the Transfer Account if r (greater than) Cu and if transfers have not been suspended due to the 90% Cap Feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

The transfer amount is calculated by the following formula:

T	=	{Min(MAX(0,(.90 * (VV + VF + B)) – B), [L – B – (VV + VF ) * Ct ] / (1 – Ct))}
If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
The formula will transfer assets out of the Transfer Account if r (less than) Cl and B (greater than) 0.
The transfer amount is calculated by the following formula:

T	=	{Min (B, – [L – B – (VV + VF) * Ct ]/(1 - Ct))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Unadjusted Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Unadjusted Account Value could be more than 90% invested in the Transfer Account.

APPENDIX I – FORMULA FOR HIGHEST DAILY LIFETIME® INCOME V2.1 SUITE, HIGHEST
DAILY LIFETIME® INCOME 2.0 SUITE, HIGHEST DAILY LIFETIME® INCOME SUITE AND
HIGHEST DAILY LIFETIME® 6 PLUS SUITE OF LIVING BENEFITS
This Appendix describes the formula used with the following living benefits:
The Highest Daily Lifetime Income v2.1 Suite:
•Highest Daily Lifetime Income v2.1;
•Spousal Highest Daily Lifetime Income v2.1;
•Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit; and
•Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit.
The Highest Daily Lifetime Income 2.0 Suite (offered from August 20, 2012 to February 24, 2013):
•Highest Daily Lifetime Income 2.0;
•Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator;
•Spousal Highest Daily Lifetime Income 2.0;
•Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit; and
•Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit.
The Highest Daily Lifetime Income Suite (offered from January 24, 2011 to August 19, 2012):
•Highest Daily Lifetime Income;
•Highest Daily Lifetime Income with Lifetime Income Accelerator, and
•Spousal Highest Daily Lifetime Income.
The Highest Daily Lifetime 6 Plus Suite (offered from March 15, 2010 to January 23, 2011):
•Highest Daily Lifetime 6 Plus Income Benefit;
•Highest Daily Lifetime 6 Plus Income Benefit with Lifetime Income Accelerator; and
•Spousal Highest Daily Lifetime 6 Plus Income Benefit.
TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE
AST INVESTMENT GRADE BOND SUB-ACCOUNT
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULAS:
•Cu – the upper target is established on the effective date of the Highest Daily Lifetime Income v2.1 Suite, Highest Daily Lifetime Income 2.0 Suite, Highest Daily Lifetime Income Suite and Highest Daily Lifetime 6 Plus Suite of benefits (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.
•Cus – The secondary upper target is established on the Effective Date and is not changed for the life of the guarantee. Currently it is 84.5%
•Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.
•Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.
•L – the target value as of the current Valuation Day.
•r – the target ratio.
•a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See below for the table of “a” factors)
•Vv – the total value of all Permitted Sub-accounts in the Annuity.
•VF – the Unadjusted Account Value of all elected DCA Market Value Adjustment Options in the Annuity.
•B – the total value of the AST Investment Grade Bond Sub-account.
•P – Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is equal to the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for additional Purchase Payments, including the amount of any associated Purchase Credits, and adjusted proportionally for Excess Income*, and (2) the Protected Withdrawal Value on any Annuity Anniversary subsequent to the first Lifetime Withdrawal, increased for subsequent additional Purchase Payments (including the amount of any associated Purchase Credits) and adjusted proportionately for Excess Income* and (3) any highest daily Unadjusted Account Value occurring on or after the later of the immediately preceding Annuity anniversary, or the date of the first Lifetime Withdrawal, and prior to or including the date of this calculation, increased for additional Purchase Payments (including the amount of any associated Purchase Credits) and adjusted for withdrawals, as described herein.
•T – the amount of a transfer into or out of the AST Investment Grade Bond Sub-account.
•TM – the amount of a monthly transfer out of the AST Investment Grade Bond Sub-account.
*    Note: Lifetime Withdrawals of less than or equal to the Annual Income Amount do not reduce the Income Basis.
DAILY TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If (VV + VF) is equal to zero, no calculation is necessary. Target Values are subject to change for new elections of this benefit on a going-forward basis.

L	=	0.05 * P * a
Daily Transfer Calculation:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – B) / (VV + VF).
•If on the third consecutive Valuation Day r (greater than) Cu and r (less or =) Cus or if on any day r (greater than) Cus, and transfers have not been suspended due to the 90% cap rule, assets in the Permitted Sub-accounts and the DCA Market Value Adjustment Options, if applicable, are transferred to the AST Investment Grade Bond Sub-account.
•If r (less than) Cl, and there are currently assets in the AST Investment Grade Bond Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Sub-account are transferred to the Permitted Sub-accounts as described above.
90% Cap Rule: If, on any Valuation Day this benefit remains in effect, a transfer into the AST Investment Grade Bond Sub-account occurs that results in 90% of the Unadjusted Account Value being allocated to the AST Investment Grade Bond Sub-account, any transfers into the AST Investment Grade Bond Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Sub-account should occur. Transfers out of the AST Investment Grade Bond Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Sub-account occurs either due to a Daily or Monthly Transfer Calculation. Due to the performance of the AST Investment Grade Bond Sub-account and the elected Sub-accounts, the Unadjusted Account value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))	Money is transferred from the Permitted Sub-accounts and the DCA Market Value Adjustment Options to the AST Investment Grade Bond Sub-account
T	=	{Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts
Monthly Transfer Calculation
On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts will occur:
If, after the daily Transfer Calculation is performed,
{Min (B, .05 * (VV + VF + B))} (less than) (Cu * (VV + VF) – L + B) / (1 – Cu), then

TM	=	{Min (B, .05 * (VV + VF + B))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts.

“A” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

Years	Months 1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.7	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06**
*    The values set forth in this table are applied to all ages.
**    In all subsequent years and months thereafter, the annuity factor is 4.06

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY X SERIES, B SERIES, L SERIES AND C SERIESSM ANNUITY DESCRIBED IN PROSPECTUS (April 30, 2021)

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where to send your request for
a Statement of Additional Information

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

PPRT2PROS

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2021
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier® Retirement Variable Annuity X SeriesSM ("X Series") Prudential Premier® Retirement Variable Annuity B SeriesSM ("B Series"), Prudential Premier® Retirement Variable Annuity L SeriesSM ("L Series"), and Prudential Premier® Retirement Variable Annuity C SeriesSM ("C Series") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account. These Annuities are no longer offered for new sales. Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the X Series, the L Series, the B Series and the C Series prospectus dated April 30, 2021. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuities Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at 1-888-PRU-2888.
The Prudential Premier® Retirement Variable Annuity X SeriesSM ("X Series") Prudential Premier® Retirement Variable Annuity B SeriesSM ("B Series"), Prudential Premier® Retirement Variable Annuity L Series SM ("L Series"), and Prudential Premier® Retirement Variable Annuity C Series SM ("C Series") are service marks of The Prudential Insurance Company of America.

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiary as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of the dates presented and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $528,879,454.81, $747,107,473.30, and $633,385,857.43 in 2020, 2019 and 2018, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2020) received payment with respect to annuity business during 2020 (or as to which a payment amount was accrued during 2020). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2020, non-cash compensation received by firms and entities ranged from $37.46 to $3,298,342.95. During 2020, cash compensation received by firms ranged from $4.40 to $12,514,361.56.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:
(a) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus
(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(b) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus
(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(c) is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.
However, for purposes of determining Unit values for a Beneficiary participating in the Beneficiary Continuation Option, we employ a different method. Specifically, we calculate the daily equivalent of the annualized Settlement Service Charge using the formula (1 + c)x(1 / 365) - 1, where c is the 1.00% Settlement Service Charge. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting principles and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
As we have indicated in the prospectus, the Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges for each series. Here, we set out the remaining historical unit values. This information reflects Sub-Account names as of December 31, 2020. Please refer to the Variable Investment Options section of the prospectus for information on name changes.

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV - Cliff M&E (1.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	13.54782	14.32556	24,263,578
01/01/2020 to 12/31/2020	14.32556	14.67610	14,211,862
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	17.42689	19.07073	42,277,636
01/01/2020 to 12/31/2020	19.07073	20.74863	27,153,420
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	14.49860	15.67908	25,153,343
01/01/2020 to 12/31/2020	15.67908	17.58552	17,027,799
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	16.57983	17.91403	34,101,549
01/01/2020 to 12/31/2020	17.91403	19.68171	21,929,648
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	12.67899	13.53080	15,502,834
01/01/2020 to 12/31/2020	13.53080	13.93086	10,483,452
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	9.74038	9.91609	2,039,541
01/01/2020 to 12/31/2020	9.91609	9.99704	1,355,178
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	11.25473	11.85658	18,047,283
01/01/2020 to 12/31/2020	11.85658	12.51345	10,736,642
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	18.06089	19.67149	47,901,027
01/01/2020 to 12/31/2020	19.67149	21.93201	28,930,771
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	17.10569	19.56111	1,230,387
01/01/2020 to 12/31/2020	19.56111	20.13749	632,304
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	17.33850	18.91609	573,035
01/01/2020 to 12/31/2020	18.91609	18.04662	384,052
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	21.67178	24.51733	1,287,047
01/01/2020 to 12/31/2020	24.51733	23.41674	797,103
AST Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	10.08992	10.37566	3,223,652
01/01/2020 to 12/31/2020	10.37566	10.61338	1,961,965
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	15.20875	16.56641	22,377,930
01/01/2020 to 12/31/2020	16.56641	17.71122	14,554,469
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99953	10.06695	919,200
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	13.60100	14.53093	14,143,470
01/01/2020 to 12/31/2020	14.53093	15.56469	8,800,462
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	22.51737	23.90516	1,797,566
01/01/2020 to 12/31/2020	23.90516	24.07131	997,658
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	8.74708	8.74054	1,703,965
01/01/2020 to 12/31/2020	8.74054	8.61109	1,617,759

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
03/18/2019 to 12/31/2019	15.16199	16.13509	1,668,981
01/01/2020 to 12/31/2020	16.13509	16.27889	988,770
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	21.87403	23.79572	1,345,823
01/01/2020 to 12/31/2020	23.79572	23.45465	743,617
AST International Growth Portfolio
03/18/2019 to 12/31/2019	15.43350	17.54167	1,166,144
01/01/2020 to 12/31/2020	17.54167	22.64433	589,651
AST International Value Portfolio
03/18/2019 to 12/31/2019	12.32417	13.21797	1,004,367
01/01/2020 to 12/31/2020	13.21797	12.91444	536,836
AST Investment Grade Bond Portfolio
03/18/2019 to 12/31/2019	13.22720	14.11864	12,509,050
01/01/2020 to 12/31/2020	14.11864	16.16399	5,652,827
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	16.22734	17.57027	17,542,648
01/01/2020 to 12/31/2020	17.57027	19.54451	11,316,610
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	13.06378	14.62997	2,435,459
01/01/2020 to 12/31/2020	14.62997	16.26240	1,312,078
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	14.02978	14.93307	10,126,259
01/01/2020 to 12/31/2020	14.93307	16.34563	6,882,819
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	27.59594	30.98873	1,071,909
01/01/2020 to 12/31/2020	30.98873	46.92339	769,428
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	28.59401	32.30614	1,811,137
01/01/2020 to 12/31/2020	32.30614	41.78974	889,582
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	20.25433	22.67027	2,459,456
01/01/2020 to 12/31/2020	22.67027	25.44477	1,207,396
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	13.95727	15.46538	4,266,304
01/01/2020 to 12/31/2020	15.46538	16.70356	3,608,996
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	27.82858	32.46495	879,233
01/01/2020 to 12/31/2020	32.46495	41.63955	488,865
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	18.25930	20.58742	1,312,121
01/01/2020 to 12/31/2020	20.58742	21.02567	783,677
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	23.06702	25.44449	3,189,278
01/01/2020 to 12/31/2020	25.44449	33.72599	1,670,745
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	22.09114	22.95158	2,041,566
01/01/2020 to 12/31/2020	22.95158	22.15861	1,169,835
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	14.26084	15.20591	25,646,358
01/01/2020 to 12/31/2020	15.20591	16.30486	18,682,906
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	10.98574	11.64706	3,562,431
01/01/2020 to 12/31/2020	11.64706	12.14167	2,669,397

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	17.44169	18.71306	92,737,612
01/01/2020 to 12/31/2020	18.71306	19.47222	55,076,317
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	26.96653	29.50389	1,260,546
01/01/2020 to 12/31/2020	29.50389	27.49792	599,447
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	15.00542	16.31266	5,710,779
01/01/2020 to 12/31/2020	16.31266	17.89161	2,175,582
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	24.72202	27.29708	850,294
01/01/2020 to 12/31/2020	27.29708	36.27461	418,391
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	26.72339	28.18087	1,473,214
01/01/2020 to 12/31/2020	28.18087	41.10716	737,593
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	20.23419	21.24564	799,223
01/01/2020 to 12/31/2020	21.24564	21.06460	505,186
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	17.10326	18.67952	75,453,763
01/01/2020 to 12/31/2020	18.67952	20.66355	49,064,615
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	32.29887	35.65861	4,067,899
01/01/2020 to 12/31/2020	35.65861	49.00585	2,080,698
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	16.86981	18.68276	4,985,255
01/01/2020 to 12/31/2020	18.68276	18.74900	3,253,668
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	9.71982	9.93334	2,930,724
01/01/2020 to 12/31/2020	9.93334	9.54742	1,853,831
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	20.71054	21.57673	663,061
01/01/2020 to 12/31/2020	21.57673	19.97710	415,907
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	13.74412	14.96871	12,086,271
01/01/2020 to 12/31/2020	14.96871	15.69399	8,177,238
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	12.46896	13.39734	13,285,457
01/01/2020 to 12/31/2020	13.39734	14.23740	7,967,822
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.80355	10.32201	26,145,020
01/01/2012 to 12/31/2012	10.32201	11.40400	38,935,591
01/01/2013 to 12/31/2013	11.40400	12.30947	39,060,873
01/01/2014 to 12/31/2014	12.30947	12.54311	35,683,921
01/01/2015 to 12/31/2015	12.54311	11.91478	28,682,880
01/01/2016 to 12/31/2016	11.91478	12.43582	26,287,258
01/01/2017 to 12/31/2017	12.43582	13.74250	26,441,037
01/01/2018 to 12/31/2018	13.74250	12.38967	18,826,843
01/01/2019 to 12/31/2019	12.38967	14.11280	15,154,185
01/01/2020 to 12/31/2020	14.11280	14.43606	5,165,913
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.90934	10.71983	31,160,927
01/01/2012 to 12/31/2012	10.71983	11.95732	55,247,701
01/01/2013 to 12/31/2013	11.95732	13.67933	57,766,127
01/01/2014 to 12/31/2014	13.67933	14.24637	55,493,040
01/01/2015 to 12/31/2015	14.24637	14.09512	51,853,785
01/01/2016 to 12/31/2016	14.09512	14.81814	48,774,472
01/01/2017 to 12/31/2017	14.81814	17.00668	46,723,200
01/01/2018 to 12/31/2018	17.00668	15.70790	42,272,441
01/01/2019 to 12/31/2019	15.70790	18.78747	29,882,108
01/01/2020 to 12/31/2020	18.78747	20.40925	11,968,971
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.79555	10.40365	18,489,579
01/01/2012 to 12/31/2012	10.40365	11.26081	31,340,090
01/01/2013 to 12/31/2013	11.26081	12.42729	31,211,377
01/01/2014 to 12/31/2014	12.42729	12.82420	29,661,839
01/01/2015 to 12/31/2015	12.82420	12.56607	28,081,675
01/01/2016 to 12/31/2016	12.56607	12.92793	25,651,809
01/01/2017 to 12/31/2017	12.92793	14.74916	25,466,352
01/01/2018 to 12/31/2018	14.74916	13.33089	21,572,979
01/01/2019 to 12/31/2019	13.33089	15.44565	15,737,850
01/01/2020 to 12/31/2020	15.44565	17.29707	6,485,205
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.76175	10.43457	30,884,829
01/01/2012 to 12/31/2012	10.43457	11.51897	46,987,089
01/01/2013 to 12/31/2013	11.51897	13.30116	48,456,304
01/01/2014 to 12/31/2014	13.30116	13.90656	46,772,506
01/01/2015 to 12/31/2015	13.90656	13.71430	43,926,543
01/01/2016 to 12/31/2016	13.71430	14.30895	41,617,507
01/01/2017 to 12/31/2017	14.30895	16.13844	40,207,920
01/01/2018 to 12/31/2018	16.13844	15.05683	36,651,209
01/01/2019 to 12/31/2019	15.05683	17.64792	22,704,195
01/01/2020 to 12/31/2020	17.64792	19.35986	7,902,812

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99847	9.15446	4,206,004
01/01/2012 to 12/31/2012	9.15446	10.05366	9,740,164
01/01/2013 to 12/31/2013	10.05366	10.93859	10,380,519
01/01/2014 to 12/31/2014	10.93859	11.26169	9,811,966
01/01/2015 to 12/31/2015	11.26169	10.72168	8,971,879
01/01/2016 to 12/31/2016	10.72168	11.25622	8,527,321
01/01/2017 to 12/31/2017	11.25622	12.44194	8,448,462
01/01/2018 to 12/31/2018	12.44194	11.56585	7,488,524
01/01/2019 to 12/31/2019	11.56585	13.35219	6,821,270
01/01/2020 to 12/31/2020	13.35219	13.72612	3,390,162
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.09014	10.12632	1,902,630
01/01/2012 to 12/31/2012	10.12632	10.40533	2,707,899
01/01/2013 to 12/31/2013	10.40533	9.99083	2,505,010
01/01/2014 to 12/31/2014	9.99083	9.79656	2,293,975
01/01/2015 to 12/31/2015	9.79656	9.66179	2,049,561
01/01/2016 to 12/31/2016	9.66179	9.63914	1,876,805
01/01/2017 to 12/31/2017	9.63914	9.62286	1,946,580
01/01/2018 to 12/31/2018	9.62286	9.51398	1,740,317
01/01/2019 to 12/31/2019	9.51398	9.76949	1,369,121
01/01/2020 to 12/31/2020	9.76949	9.83434	475,412
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.36307	10.49495	20,127,075
01/01/2012 to 12/31/2012	10.49495	11.26084	31,996,315
01/01/2013 to 12/31/2013	11.26084	10.84947	31,607,097
01/01/2014 to 12/31/2014	10.84947	11.09929	28,050,519
01/01/2015 to 12/31/2015	11.09929	10.66430	23,287,634
01/01/2016 to 12/31/2016	10.66430	10.90997	21,724,508
01/01/2017 to 12/31/2017	10.90997	11.17580	23,030,962
01/01/2018 to 12/31/2018	11.17580	10.89561	18,631,089
01/01/2019 to 12/31/2019	10.89561	11.68057	13,732,700
01/01/2020 to 12/31/2020	11.68057	12.30893	5,619,353
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.84253	10.38402	23,039,463
01/01/2012 to 12/31/2012	10.38402	11.59031	37,835,926
01/01/2013 to 12/31/2013	11.59031	13.95605	44,287,143
01/01/2014 to 12/31/2014	13.95605	14.65605	44,375,472
01/01/2015 to 12/31/2015	14.65605	14.46166	43,210,517
01/01/2016 to 12/31/2016	14.46166	15.16510	41,358,198
01/01/2017 to 12/31/2017	15.16510	17.54819	41,145,660
01/01/2018 to 12/31/2018	17.54819	16.15089	38,159,934
01/01/2019 to 12/31/2019	16.15089	19.37890	23,934,016
01/01/2020 to 12/31/2020	19.37890	21.57288	8,767,015
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99847	11.64274	176,214
01/01/2014 to 12/31/2014	11.64274	12.98266	511,039
01/01/2015 to 12/31/2015	12.98266	12.28727	647,689
01/01/2016 to 12/31/2016	12.28727	13.85675	1,176,265
01/01/2017 to 12/31/2017	13.85675	16.10420	1,330,129
01/01/2018 to 12/31/2018	16.10420	15.05150	1,153,377
01/01/2019 to 12/31/2019	15.05150	19.35729	976,873
01/01/2020 to 12/31/2020	19.35729	19.89724	290,167

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.55536	10.77031	415,059
01/01/2012 to 12/31/2012	10.77031	13.40428	873,736
01/01/2013 to 12/31/2013	13.40428	13.72837	984,994
01/01/2014 to 12/31/2014	13.72837	15.35046	942,617
01/01/2015 to 12/31/2015	15.35046	15.05303	730,154
01/01/2016 to 12/31/2016	15.05303	14.90736	712,801
01/01/2017 to 12/31/2017	14.90736	16.22523	726,039
01/01/2018 to 12/31/2018	16.22523	15.17344	572,872
01/01/2019 to 12/31/2019	15.17344	18.63482	388,139
01/01/2020 to 12/31/2020	18.63482	17.75125	164,464
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.79603	12.34114	1,206,134
01/01/2012 to 12/31/2012	12.34114	13.97161	2,291,720
01/01/2013 to 12/31/2013	13.97161	14.14285	2,514,791
01/01/2014 to 12/31/2014	14.14285	18.17255	2,628,678
01/01/2015 to 12/31/2015	18.17255	18.70039	2,128,973
01/01/2016 to 12/31/2016	18.70039	19.23907	2,191,654
01/01/2017 to 12/31/2017	19.23907	20.06337	2,116,923
01/01/2018 to 12/31/2018	20.06337	18.75390	1,685,899
01/01/2019 to 12/31/2019	18.75390	24.15309	1,266,307
01/01/2020 to 12/31/2020	24.15309	23.03368	530,245
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.68593	9.14486	1,985,084
01/01/2012 to 12/31/2012	9.14486	10.58462	3,055,986
01/01/2013 to 12/31/2013	10.58462	10.41199	3,291,340
01/01/2014 to 12/31/2014	10.41199	9.74077	3,148,055
01/01/2015 to 12/31/2015	9.74077	7.96131	2,795,517
01/01/2016 to 12/31/2016	7.96131	8.78025	2,845,716
01/01/2017 to 12/31/2017	8.78025	10.89149	3,317,256
01/01/2018 to 12/31/2018	10.89149	9.18741	2,769,986
01/01/2019 to 12/31/2019	9.18741	10.22115	2,070,990
01/01/2020 to 12/31/2020	10.22115	10.43932	794,412
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	11.02450	10.65807	19,667,799
01/01/2012 to 12/31/2012	10.65807	11.57318	32,422,700
01/01/2013 to 12/31/2013	11.57318	13.03586	32,820,312
01/01/2014 to 12/31/2014	13.03586	13.19784	31,239,552
01/01/2015 to 12/31/2015	13.19784	13.08201	29,306,560
01/01/2016 to 12/31/2016	13.08201	13.38666	27,461,554
01/01/2017 to 12/31/2017	13.38666	15.30403	26,812,082
01/01/2018 to 12/31/2018	15.30403	13.85611	23,445,772
01/01/2019 to 12/31/2019	13.85611	16.31980	16,619,248
01/01/2020 to 12/31/2020	16.31980	17.42095	6,248,615
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99949	10.06493	288,131

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.71140	10.46023	12,879,029
01/01/2012 to 12/31/2012	10.46023	11.30645	18,231,221
01/01/2013 to 12/31/2013	11.30645	12.18719	18,047,586
01/01/2014 to 12/31/2014	12.18719	12.44507	16,721,275
01/01/2015 to 12/31/2015	12.44507	12.10369	14,268,948
01/01/2016 to 12/31/2016	12.10369	12.50464	12,889,377
01/01/2017 to 12/31/2017	12.50464	13.78158	13,661,773
01/01/2018 to 12/31/2018	13.78158	12.57063	10,195,109
01/01/2019 to 12/31/2019	12.57063	14.31484	7,938,456
01/01/2020 to 12/31/2020	14.31484	15.30984	2,836,522
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.50123	11.43580	1,623,604
01/01/2012 to 12/31/2012	11.43580	12.98500	2,545,750
01/01/2013 to 12/31/2013	12.98500	17.69151	2,828,923
01/01/2014 to 12/31/2014	17.69151	18.61406	3,061,589
01/01/2015 to 12/31/2015	18.61406	17.26588	2,492,727
01/01/2016 to 12/31/2016	17.26588	21.06748	2,350,999
01/01/2017 to 12/31/2017	21.06748	23.19910	2,434,458
01/01/2018 to 12/31/2018	23.19910	19.56537	2,091,032
01/01/2019 to 12/31/2019	19.56537	23.55042	1,516,912
01/01/2020 to 12/31/2020	23.55042	23.67802	570,280
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.85245	9.67264	3,774,781
01/01/2012 to 12/31/2012	9.67264	9.49388	4,017,966
01/01/2013 to 12/31/2013	9.49388	9.31835	3,600,456
01/01/2014 to 12/31/2014	9.31835	9.14602	3,366,649
01/01/2015 to 12/31/2015	9.14602	8.97687	4,375,284
01/01/2016 to 12/31/2016	8.97687	8.81132	3,859,886
01/01/2017 to 12/31/2017	8.81132	8.67818	3,288,375
01/01/2018 to 12/31/2018	8.67818	8.62752	2,653,562
01/01/2019 to 12/31/2019	8.62752	8.61121	2,420,116
01/01/2020 to 12/31/2020	8.61121	8.47085	1,399,298
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.77285	10.90929	1,470,127
01/01/2012 to 12/31/2012	10.90929	12.19282	2,577,408
01/01/2013 to 12/31/2013	12.19282	12.82656	2,320,698
01/01/2014 to 12/31/2014	12.82656	12.91135	2,105,418
01/01/2015 to 12/31/2015	12.91135	12.22088	1,640,809
01/01/2016 to 12/31/2016	12.22088	13.84211	1,664,986
01/01/2017 to 12/31/2017	13.84211	14.60181	1,668,112
01/01/2018 to 12/31/2018	14.60181	14.04554	1,308,751
01/01/2019 to 12/31/2019	14.04554	15.89485	948,167
01/01/2020 to 12/31/2020	15.89485	16.01197	363,563
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.62894	9.99613	458,796
01/01/2012 to 12/31/2012	9.99613	11.46771	612,307
01/01/2013 to 12/31/2013	11.46771	15.74223	1,104,719
01/01/2014 to 12/31/2014	15.74223	17.57498	1,301,056
01/01/2015 to 12/31/2015	17.57498	15.89813	1,262,616
01/01/2016 to 12/31/2016	15.89813	18.70787	1,375,734
01/01/2017 to 12/31/2017	18.70787	21.88701	1,427,371
01/01/2018 to 12/31/2018	21.88701	18.43995	1,285,318
01/01/2019 to 12/31/2019	18.43995	23.44226	913,048
01/01/2020 to 12/31/2020	23.44226	23.07094	352,307

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.26762	9.63007	601,698
01/01/2012 to 12/31/2012	9.63007	11.37668	925,810
01/01/2013 to 12/31/2013	11.37668	13.29421	1,035,180
01/01/2014 to 12/31/2014	13.29421	12.32735	1,067,728
01/01/2015 to 12/31/2015	12.32735	12.48016	1,189,016
01/01/2016 to 12/31/2016	12.48016	11.78691	1,115,546
01/01/2017 to 12/31/2017	11.78691	15.66807	1,482,439
01/01/2018 to 12/31/2018	15.66807	13.32669	1,372,952
01/01/2019 to 12/31/2019	13.32669	17.28036	937,470
01/01/2020 to 12/31/2020	17.28036	22.27310	281,354
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.80592	9.27520	737,258
01/01/2012 to 12/31/2012	9.27520	10.62158	1,030,043
01/01/2013 to 12/31/2013	10.62158	12.45452	1,137,167
01/01/2014 to 12/31/2014	12.45452	11.40464	1,164,280
01/01/2015 to 12/31/2015	11.40464	11.28509	1,100,745
01/01/2016 to 12/31/2016	11.28509	11.14105	1,091,852
01/01/2017 to 12/31/2017	11.14105	13.43025	1,127,449
01/01/2018 to 12/31/2018	13.43025	11.05352	921,597
01/01/2019 to 12/31/2019	11.05352	13.02128	670,504
01/01/2020 to 12/31/2020	13.02128	12.70290	270,935
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.61020	11.71022	110,706,033
01/01/2012 to 12/31/2012	11.71022	12.57380	45,070,934
01/01/2013 to 12/31/2013	12.57380	11.94846	9,211,626
01/01/2014 to 12/31/2014	11.94846	12.51669	10,981,423
01/01/2015 to 12/31/2015	12.51669	12.42925	38,809,591
01/01/2016 to 12/31/2016	12.42925	12.71273	41,137,413
01/01/2017 to 12/31/2017	12.71273	13.01623	19,271,073
01/01/2018 to 12/31/2018	13.01623	12.74002	73,868,877
01/01/2019 to 12/31/2019	12.74002	13.90865	8,658,715
01/01/2020 to 12/31/2020	13.90865	15.89946	429,858
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.88236	10.62051	10,013,676
01/01/2012 to 12/31/2012	10.62051	11.83963	16,932,869
01/01/2013 to 12/31/2013	11.83963	13.51272	17,890,328
01/01/2014 to 12/31/2014	13.51272	14.10681	16,814,953
01/01/2015 to 12/31/2015	14.10681	13.70083	15,264,844
01/01/2016 to 12/31/2016	13.70083	14.14944	14,020,741
01/01/2017 to 12/31/2017	14.14944	16.24330	14,225,689
01/01/2018 to 12/31/2018	16.24330	14.76600	11,887,428
01/01/2019 to 12/31/2019	14.76600	17.30875	8,790,667
01/01/2020 to 12/31/2020	17.30875	19.22428	3,774,570
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.56777	9.42340	1,083,762
01/01/2012 to 12/31/2012	9.42340	11.27524	1,730,341
01/01/2013 to 12/31/2013	11.27524	12.76658	1,955,062
01/01/2014 to 12/31/2014	12.76658	11.73274	2,068,312
01/01/2015 to 12/31/2015	11.73274	11.19385	2,049,106
01/01/2016 to 12/31/2016	11.19385	11.19940	1,910,195
01/01/2017 to 12/31/2017	11.19940	14.25002	2,224,864
01/01/2018 to 12/31/2018	14.25002	11.54181	2,202,804
01/01/2019 to 12/31/2019	11.54181	14.41222	1,478,625
01/01/2020 to 12/31/2020	14.41222	15.99585	587,041

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.59781	10.42630	11,769,393
01/01/2012 to 12/31/2012	10.42630	11.33010	17,708,824
01/01/2013 to 12/31/2013	11.33010	12.34735	17,422,474
01/01/2014 to 12/31/2014	12.34735	12.77932	16,330,438
01/01/2015 to 12/31/2015	12.77932	12.52009	14,932,337
01/01/2016 to 12/31/2016	12.52009	12.76064	13,590,290
01/01/2017 to 12/31/2017	12.76064	14.04606	13,044,874
01/01/2018 to 12/31/2018	14.04606	13.07816	10,852,654
01/01/2019 to 12/31/2019	13.07816	14.71151	7,828,505
01/01/2020 to 12/31/2020	14.71151	16.07862	2,757,041
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.78687	10.65776	635,357
01/01/2012 to 12/31/2012	10.65776	12.04897	1,103,688
01/01/2013 to 12/31/2013	12.04897	16.14198	1,259,149
01/01/2014 to 12/31/2014	16.14198	17.34907	1,369,649
01/01/2015 to 12/31/2015	17.34907	18.83894	1,543,734
01/01/2016 to 12/31/2016	18.83894	18.22037	1,424,386
01/01/2017 to 12/31/2017	18.22037	24.29214	1,476,444
01/01/2018 to 12/31/2018	24.29214	23.45612	1,444,107
01/01/2019 to 12/31/2019	23.45612	30.52814	1,138,245
01/01/2020 to 12/31/2020	30.52814	46.15574	424,023
AST Large-Cap Core Portfolio
04/29/2013* to 12/31/2013	9.99847	11.66071	0
01/01/2014 to 12/31/2014	11.66071	13.18947	2,438
01/01/2015 to 12/31/2015	13.18947	13.14523	19,020
01/01/2016 to 12/31/2016	13.14523	14.30319	13,326
01/01/2017 to 12/31/2017	14.30319	17.04539	31,196
01/01/2018 to 12/31/2018	17.04539	15.53191	35,017
01/01/2019 to 12/31/2019	15.53191	19.08447	24,450
01/01/2020 to 12/31/2020	19.08447	20.81939	23,872
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.31652	11.00602	954,711
01/01/2012 to 12/31/2012	11.00602	12.12714	1,481,165
01/01/2013 to 12/31/2013	12.12714	16.26077	1,450,451
01/01/2014 to 12/31/2014	16.26077	17.65014	2,693,768
01/01/2015 to 12/31/2015	17.65014	19.06840	2,261,326
01/01/2016 to 12/31/2016	19.06840	19.76007	2,391,247
01/01/2017 to 12/31/2017	19.76007	25.79401	2,182,203
01/01/2018 to 12/31/2018	25.79401	24.63378	1,842,626
01/01/2019 to 12/31/2019	24.63378	31.82572	1,264,089
01/01/2020 to 12/31/2020	31.82572	41.10558	425,964
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.90539	10.36861	1,170,710
01/01/2012 to 12/31/2012	10.36861	12.52513	1,854,137
01/01/2013 to 12/31/2013	12.52513	15.69069	2,361,958
01/01/2014 to 12/31/2014	15.69069	15.95956	2,572,543
01/01/2015 to 12/31/2015	15.95956	15.43481	2,614,167
01/01/2016 to 12/31/2016	15.43481	16.22737	2,570,105
01/01/2017 to 12/31/2017	16.22737	19.72517	2,738,509
01/01/2018 to 12/31/2018	19.72517	17.50890	2,379,000
01/01/2019 to 12/31/2019	17.50890	22.33321	1,465,971
01/01/2020 to 12/31/2020	22.33321	25.02820	460,727

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99847	10.30949	2,343,443
01/01/2013 to 12/31/2013	10.30949	12.03277	2,266,891
01/01/2014 to 12/31/2014	12.03277	12.41705	2,334,753
01/01/2015 to 12/31/2015	12.41705	12.03601	2,273,597
01/01/2016 to 12/31/2016	12.03601	12.32430	2,073,709
01/01/2017 to 12/31/2017	12.32430	14.09197	2,123,100
01/01/2018 to 12/31/2018	14.09197	12.68548	1,844,657
01/01/2019 to 12/31/2019	12.68548	15.28502	1,425,143
01/01/2020 to 12/31/2020	15.28502	16.48353	806,584
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.88101	10.61657	334,532
01/01/2012 to 12/31/2012	10.61657	12.20012	677,421
01/01/2013 to 12/31/2013	12.20012	16.36996	818,930
01/01/2014 to 12/31/2014	16.36996	17.46658	798,865
01/01/2015 to 12/31/2015	17.46658	18.38272	669,898
01/01/2016 to 12/31/2016	18.38272	18.38816	723,929
01/01/2017 to 12/31/2017	18.38816	23.59140	764,672
01/01/2018 to 12/31/2018	23.59140	23.65031	803,208
01/01/2019 to 12/31/2019	23.65031	31.98256	529,293
01/01/2020 to 12/31/2020	31.98256	40.95815	212,865
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99847	10.18909	24,883
01/01/2013 to 12/31/2013	10.18909	13.45134	195,742
01/01/2014 to 12/31/2014	13.45134	14.55151	302,491
01/01/2015 to 12/31/2015	14.55151	14.17897	450,376
01/01/2016 to 12/31/2016	14.17897	15.78852	927,903
01/01/2017 to 12/31/2017	15.78852	18.18441	1,033,366
01/01/2018 to 12/31/2018	18.18441	16.03465	978,105
01/01/2019 to 12/31/2019	16.03465	20.35658	719,020
01/01/2020 to 12/31/2020	20.35658	20.75815	265,468
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.42605	10.88116	1,298,500
01/01/2012 to 12/31/2012	10.88116	12.77433	2,310,340
01/01/2013 to 12/31/2013	12.77433	16.57435	2,681,294
01/01/2014 to 12/31/2014	16.57435	18.14290	2,595,336
01/01/2015 to 12/31/2015	18.14290	16.79478	4,868,750
01/01/2016 to 12/31/2016	16.79478	16.75599	4,405,106
01/01/2017 to 12/31/2017	16.75599	20.90247	4,396,025
01/01/2018 to 12/31/2018	20.90247	19.62154	3,877,941
01/01/2019 to 12/31/2019	19.62154	25.06606	2,753,379
01/01/2020 to 12/31/2020	25.06606	33.17363	976,588
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.24476	10.76281	1,232,918
01/01/2012 to 12/31/2012	10.76281	12.37274	1,814,406
01/01/2013 to 12/31/2013	12.37274	17.24527	2,568,629
01/01/2014 to 12/31/2014	17.24527	19.33833	2,613,621
01/01/2015 to 12/31/2015	19.33833	17.91068	2,435,610
01/01/2016 to 12/31/2016	17.91068	20.78490	2,719,125
01/01/2017 to 12/31/2017	20.78490	23.21452	2,722,635
01/01/2018 to 12/31/2018	23.21452	19.03636	2,354,670
01/01/2019 to 12/31/2019	19.03636	22.61073	1,781,263
01/01/2020 to 12/31/2020	22.61073	21.79626	706,184

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.60667	10.51438	39,410,414
01/01/2012 to 12/31/2012	10.51438	11.39020	57,325,021
01/01/2013 to 12/31/2013	11.39020	12.20935	52,581,796
01/01/2014 to 12/31/2014	12.20935	12.67552	48,974,686
01/01/2015 to 12/31/2015	12.67552	12.45885	44,785,409
01/01/2016 to 12/31/2016	12.45885	12.90447	41,968,198
01/01/2017 to 12/31/2017	12.90447	13.94966	40,913,269
01/01/2018 to 12/31/2018	13.94966	13.30142	35,338,914
01/01/2019 to 12/31/2019	13.30142	14.97976	23,915,730
01/01/2020 to 12/31/2020	14.97976	16.03784	9,148,966
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01839	10.06713	216,960
01/01/2012 to 12/31/2012	10.06713	10.58327	1,313,430
01/01/2013 to 12/31/2013	10.58327	10.14726	1,374,651
01/01/2014 to 12/31/2014	10.14726	10.56308	1,730,774
01/01/2015 to 12/31/2015	10.56308	10.33987	2,007,050
01/01/2016 to 12/31/2016	10.33987	10.57616	2,417,611
01/01/2017 to 12/31/2017	10.57616	10.96966	2,869,687
01/01/2018 to 12/31/2018	10.96966	10.67812	3,091,621
01/01/2019 to 12/31/2019	10.67812	11.50292	2,793,343
01/01/2020 to 12/31/2020	11.50292	11.97318	1,610,719
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.51915	10.60363	20,525,257
01/01/2012 to 12/31/2012	10.60363	11.75190	35,443,943
01/01/2013 to 12/31/2013	11.75190	13.49829	37,663,363
01/01/2014 to 12/31/2014	13.49829	14.46718	36,030,416
01/01/2015 to 12/31/2015	14.46718	14.11251	62,691,547
01/01/2016 to 12/31/2016	14.11251	15.25031	59,537,641
01/01/2017 to 12/31/2017	15.25031	17.37842	98,996,697
01/01/2018 to 12/31/2018	17.37842	15.75975	83,204,702
01/01/2019 to 12/31/2019	15.75975	18.43479	57,890,565
01/01/2020 to 12/31/2020	18.43479	19.15345	18,019,862
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.90109	11.06966	279,830
01/01/2012 to 12/31/2012	11.06966	12.90767	751,051
01/01/2013 to 12/31/2013	12.90767	16.77713	873,043
01/01/2014 to 12/31/2014	16.77713	19.30124	1,224,795
01/01/2015 to 12/31/2015	19.30124	19.52752	1,119,721
01/01/2016 to 12/31/2016	19.52752	22.01258	1,269,898
01/01/2017 to 12/31/2017	22.01258	26.41409	1,278,433
01/01/2018 to 12/31/2018	26.41409	23.79269	1,101,535
01/01/2019 to 12/31/2019	23.79269	29.06582	819,120
01/01/2020 to 12/31/2020	29.06582	27.04829	307,709
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99847	8.88788	2,470,946
01/01/2012 to 12/31/2012	8.88788	9.87102	4,000,108
01/01/2013 to 12/31/2013	9.87102	11.85852	4,577,852
01/01/2014 to 12/31/2014	11.85852	12.39583	5,236,394
01/01/2015 to 12/31/2015	12.39583	12.18483	5,502,360
01/01/2016 to 12/31/2016	12.18483	12.71606	5,521,613
01/01/2017 to 12/31/2017	12.71606	14.75180	5,688,143
01/01/2018 to 12/31/2018	14.75180	13.53232	5,523,507
01/01/2019 to 12/31/2019	13.53232	16.09836	3,944,740
01/01/2020 to 12/31/2020	16.09836	17.62960	1,046,798

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.16884	10.37797	902,020
01/01/2012 to 12/31/2012	10.37797	12.23038	1,648,314
01/01/2013 to 12/31/2013	12.23038	16.90321	1,651,177
01/01/2014 to 12/31/2014	16.90321	17.41026	1,605,387
01/01/2015 to 12/31/2015	17.41026	17.31626	1,436,021
01/01/2016 to 12/31/2016	17.31626	18.30513	1,231,238
01/01/2017 to 12/31/2017	18.30513	22.94264	1,407,097
01/01/2018 to 12/31/2018	22.94264	20.07426	1,271,832
01/01/2019 to 12/31/2019	20.07426	26.89109	902,030
01/01/2020 to 12/31/2020	26.89109	35.68084	313,248
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.62928	12.27464	1,125,305
01/01/2012 to 12/31/2012	12.27464	13.51412	1,627,219
01/01/2013 to 12/31/2013	13.51412	17.92962	2,009,726
01/01/2014 to 12/31/2014	17.92962	18.27003	1,892,126
01/01/2015 to 12/31/2015	18.27003	18.07288	1,901,271
01/01/2016 to 12/31/2016	18.07288	19.88149	1,711,536
01/01/2017 to 12/31/2017	19.88149	24.18181	1,749,969
01/01/2018 to 12/31/2018	24.18181	21.73744	1,669,592
01/01/2019 to 12/31/2019	21.73744	27.76167	1,338,981
01/01/2020 to 12/31/2020	27.76167	40.43391	363,752
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.47783	10.59244	622,032
01/01/2012 to 12/31/2012	10.59244	12.28421	982,596
01/01/2013 to 12/31/2013	12.28421	16.56648	1,228,659
01/01/2014 to 12/31/2014	16.56648	17.11661	974,030
01/01/2015 to 12/31/2015	17.11661	16.07574	838,009
01/01/2016 to 12/31/2016	16.07574	20.38697	1,055,686
01/01/2017 to 12/31/2017	20.38697	21.48101	1,011,164
01/01/2018 to 12/31/2018	21.48101	17.48163	849,376
01/01/2019 to 12/31/2019	17.48163	20.92950	668,132
01/01/2020 to 12/31/2020	20.92950	20.71957	282,081
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.70296	10.71365	39,420,262
01/01/2012 to 12/31/2012	10.71365	11.93438	68,298,395
01/01/2013 to 12/31/2013	11.93438	13.68539	70,005,261
01/01/2014 to 12/31/2014	13.68539	14.22202	67,514,495
01/01/2015 to 12/31/2015	14.22202	13.96471	84,859,685
01/01/2016 to 12/31/2016	13.96471	14.74100	80,245,413
01/01/2017 to 12/31/2017	14.74100	16.69822	77,430,690
01/01/2018 to 12/31/2018	16.69822	15.51467	69,993,183
01/01/2019 to 12/31/2019	15.51467	18.40184	49,334,638
01/01/2020 to 12/31/2020	18.40184	20.32538	19,311,620
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.14744	10.75602	2,008,486
01/01/2012 to 12/31/2012	10.75602	12.41292	3,764,643
01/01/2013 to 12/31/2013	12.41292	17.54731	4,326,903
01/01/2014 to 12/31/2014	17.54731	18.66002	4,593,499
01/01/2015 to 12/31/2015	18.66002	20.06996	4,547,000
01/01/2016 to 12/31/2016	20.06996	20.23103	4,344,009
01/01/2017 to 12/31/2017	20.23103	27.38118	4,570,695
01/01/2018 to 12/31/2018	27.38118	27.91095	4,119,476
01/01/2019 to 12/31/2019	27.91095	35.12820	2,989,638
01/01/2020 to 12/31/2020	35.12820	48.20323	952,283

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.67822	10.42937	927,305
01/01/2012 to 12/31/2012	10.42937	11.60796	1,540,096
01/01/2013 to 12/31/2013	11.60796	15.33863	1,510,460
01/01/2014 to 12/31/2014	15.33863	15.28936	1,411,995
01/01/2015 to 12/31/2015	15.28936	14.09649	1,272,090
01/01/2016 to 12/31/2016	14.09649	14.68427	1,169,013
01/01/2017 to 12/31/2017	14.68427	16.79914	1,223,248
01/01/2018 to 12/31/2018	16.79914	14.88570	1,078,125
01/01/2019 to 12/31/2019	14.88570	18.40471	3,207,539
01/01/2020 to 12/31/2020	18.40471	18.44176	1,303,744
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.48747	9.59315	3,407,102
01/01/2012 to 12/31/2012	9.59315	9.75585	5,693,626
01/01/2013 to 12/31/2013	9.75585	11.04815	5,499,627
01/01/2014 to 12/31/2014	11.04815	9.93711	5,383,864
01/01/2015 to 12/31/2015	9.93711	7.87548	4,807,905
01/01/2016 to 12/31/2016	7.87548	9.63296	4,740,400
01/01/2017 to 12/31/2017	9.63296	10.42969	4,846,043
01/01/2018 to 12/31/2018	10.42969	8.53108	3,673,804
01/01/2019 to 12/31/2019	8.53108	9.78556	3,445,107
01/01/2020 to 12/31/2020	9.78556	9.39117	1,241,190
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.51238	10.90968	608,066
01/01/2012 to 12/31/2012	10.90968	12.67896	972,318
01/01/2013 to 12/31/2013	12.67896	16.47850	999,326
01/01/2014 to 12/31/2014	16.47850	18.59471	983,810
01/01/2015 to 12/31/2015	18.59471	17.04460	823,265
01/01/2016 to 12/31/2016	17.04460	19.07149	753,899
01/01/2017 to 12/31/2017	19.07149	22.18834	755,816
01/01/2018 to 12/31/2018	22.18834	18.17685	619,554
01/01/2019 to 12/31/2019	18.17685	21.25611	486,489
01/01/2020 to 12/31/2020	21.25611	19.65019	168,557
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99847	8.82530	2,711,264
01/01/2012 to 12/31/2012	8.82530	9.61524	6,873,867
01/01/2013 to 12/31/2013	9.61524	11.37243	9,319,882
01/01/2014 to 12/31/2014	11.37243	11.77647	9,788,059
01/01/2015 to 12/31/2015	11.77647	11.48547	8,971,888
01/01/2016 to 12/31/2016	11.48547	12.00902	8,400,230
01/01/2017 to 12/31/2017	12.00902	13.38979	7,876,353
01/01/2018 to 12/31/2018	13.38979	12.48403	6,710,854
01/01/2019 to 12/31/2019	12.48403	14.77169	5,649,125
01/01/2020 to 12/31/2020	14.77169	15.46383	2,599,740
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.41023	10.83354	4,205,372
01/01/2012 to 12/31/2012	10.83354	11.46793	6,195,377
01/01/2013 to 12/31/2013	11.46793	11.08767	6,468,791
01/01/2014 to 12/31/2014	11.08767	11.66584	7,371,692
01/01/2015 to 12/31/2015	11.66584	11.59164	7,610,303
01/01/2016 to 12/31/2016	11.59164	11.96356	8,240,449
01/01/2017 to 12/31/2017	11.96356	12.48350	9,550,886
01/01/2018 to 12/31/2018	12.48350	11.97393	13,309,079
01/01/2019 to 12/31/2019	11.97393	13.19801	10,364,988
01/01/2020 to 12/31/2020	13.19801	14.00422	4,061,480

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	9.99847	10.37776	0
01/01/2013 to 12/31/2013	10.37776	9.35714	4,915
01/01/2014 to 12/31/2014	9.35714	9.30831	7,485
01/01/2015 to 12/31/2015	9.30831	8.85429	10,797
01/01/2016 to 12/31/2016	8.85429	9.61268	16,490
01/01/2017 to 12/31/2017	9.61268	10.31286	17,811
01/01/2018 to 12/31/2018	10.31286	9.44625	16,306
01/01/2019 to 12/31/2019	9.44625	10.64834	6,114
01/01/2020 to 12/31/2020	10.64834	11.22955	6,492
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	9.90723	8.79537	12,369
01/01/2019 to 12/31/2019	8.79537	10.56806	14,096
01/01/2020 to 12/31/2020	10.56806	11.51287	0
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	9.91793	9.38347	153,469
01/01/2019 to 12/31/2019	9.38347	12.07184	158,699
01/01/2020 to 12/31/2020	12.07184	13.99039	158,437
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II - Cliff M&E (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	13.30141	14.04247	3,404,343
01/01/2020 to 12/31/2020	14.04247	14.35676	3,127,469
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	17.11008	18.69395	11,370,627
01/01/2020 to 12/31/2020	18.69395	20.29742	9,927,978
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	14.23496	15.36938	12,495,896
01/01/2020 to 12/31/2020	15.36938	17.20308	11,224,018
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	16.27848	17.56017	11,711,949
01/01/2020 to 12/31/2020	17.56017	19.25373	10,120,697
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	12.47661	13.29333	5,277,807
01/01/2020 to 12/31/2020	13.29333	13.65865	4,754,168
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	9.56304	9.71997	246,933
01/01/2020 to 12/31/2020	9.71997	9.77963	237,534
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	11.05019	11.62229	478,743
01/01/2020 to 12/31/2020	11.62229	12.24117	472,619
AST Bond Portfolio 2021
03/18/2019 to 12/31/2019	12.62987	12.93078	1,811,355
01/01/2020 to 12/31/2020	12.93078	13.08467	3,617,087
AST Bond Portfolio 2022
03/18/2019 to 12/31/2019	11.76155	12.12452	339,834
01/01/2020 to 12/31/2020	12.12452	12.48974	1,038,704
AST Bond Portfolio 2023
03/18/2019 to 12/31/2019	10.02270	10.38676	71,383
01/01/2020 to 12/31/2020	10.38676	10.87944	60,128
AST Bond Portfolio 2024
03/18/2019 to 12/31/2019	9.73791	10.20371	287,557
01/01/2020 to 12/31/2020	10.20371	10.87626	98,115
AST Bond Portfolio 2025
03/18/2019 to 12/31/2019	11.17544	11.78307	465,189
01/01/2020 to 12/31/2020	11.78307	12.87092	177,366
AST Bond Portfolio 2026
03/18/2019 to 12/31/2019	9.83273	10.46638	1,961,427
01/01/2020 to 12/31/2020	10.46638	11.36387	444,410
AST Bond Portfolio 2027
03/18/2019 to 12/31/2019	9.77882	10.45627	1,132,859
01/01/2020 to 12/31/2020	10.45627	11.47519	716,295
AST Bond Portfolio 2028
03/18/2019 to 12/31/2019	9.78561	10.54486	529,203
01/01/2020 to 12/31/2020	10.54486	11.86333	41
AST Bond Portfolio 2029
03/18/2019 to 12/31/2019	9.81823	10.63309	897,133
01/01/2020 to 12/31/2020	10.63309	12.13049	0
AST Bond Portfolio 2030
03/18/2019 to 12/31/2019	10.29832	11.22275	374,528
01/01/2020 to 12/31/2020	11.22275	12.60735	1,406,992

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99895	11.10501	2,949,544
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	17.73223	19.28247	21,559,782
01/01/2020 to 12/31/2020	19.28247	21.45461	19,393,038
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	16.89584	19.29017	108,169
01/01/2020 to 12/31/2020	19.29017	19.81813	80,137
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	17.02306	18.54223	37,900
01/01/2020 to 12/31/2020	18.54223	17.65400	36,909
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	21.27776	24.03292	71,940
01/01/2020 to 12/31/2020	24.03292	22.90735	60,317
AST Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	9.90616	10.17036	85,912
01/01/2020 to 12/31/2020	10.17036	10.38230	147,569
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	14.93204	16.23881	7,615,456
01/01/2020 to 12/31/2020	16.23881	17.32582	6,744,725
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99948	10.06418	70,272
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	13.35334	14.24339	7,695,974
01/01/2020 to 12/31/2020	14.24339	15.22569	7,008,496
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	22.10836	23.43332	95,131
01/01/2020 to 12/31/2020	23.43332	23.54821	94,905
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	8.58810	8.56794	363,846
01/01/2020 to 12/31/2020	8.56794	8.42399	586,085
AST High Yield Portfolio
03/18/2019 to 12/31/2019	14.88570	15.81572	159,757
01/01/2020 to 12/31/2020	15.81572	15.92429	130,132
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	21.47621	23.32541	41,390
01/01/2020 to 12/31/2020	23.32541	22.94414	39,004
AST International Growth Portfolio
03/18/2019 to 12/31/2019	15.15268	17.19477	50,890
01/01/2020 to 12/31/2020	17.19477	22.15148	51,534
AST International Value Portfolio
03/18/2019 to 12/31/2019	12.10015	12.95687	44,730
01/01/2020 to 12/31/2020	12.95687	12.63369	43,947
AST Investment Grade Bond Portfolio
03/18/2019 to 12/31/2019	10.43520	11.12060	1,204,524
01/01/2020 to 12/31/2020	11.12060	12.70581	443,071
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	15.93168	17.22240	5,490,375
01/01/2020 to 12/31/2020	17.22240	19.11864	4,879,771
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	12.82622	14.34080	88,548
01/01/2020 to 12/31/2020	14.34080	15.90848	72,524
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	13.77507	14.63843	2,975,084
01/01/2020 to 12/31/2020	14.63843	15.99059	2,723,893

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	27.09401	30.37627	63,018
01/01/2020 to 12/31/2020	30.37627	45.90261	59,713
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	28.07367	31.66749	169,169
01/01/2020 to 12/31/2020	31.66749	40.88043	120,540
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	19.88595	22.22222	313,439
01/01/2020 to 12/31/2020	22.22222	24.89123	275,435
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	13.76270	15.22538	2,860,246
01/01/2020 to 12/31/2020	15.22538	16.41092	2,878,914
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	27.32256	31.82341	53,837
01/01/2020 to 12/31/2020	31.82341	40.73364	39,700
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	18.01616	20.28059	101,112
01/01/2020 to 12/31/2020	20.28059	20.67010	85,626
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	22.64715	24.94126	333,857
01/01/2020 to 12/31/2020	24.94126	32.99176	271,404
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	21.68967	22.49821	95,356
01/01/2020 to 12/31/2020	22.49821	21.67682	86,591
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	14.00159	14.90552	9,074,114
01/01/2020 to 12/31/2020	14.90552	15.95021	8,400,464
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	10.82212	11.45521	123,825
01/01/2020 to 12/31/2020	11.45521	11.91734	135,015
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	17.12447	18.34307	23,265,387
01/01/2020 to 12/31/2020	18.34307	19.04851	20,282,918
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	26.47654	28.92119	86,764
01/01/2020 to 12/31/2020	28.92119	26.89988	80,232
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	14.76651	16.02711	11,600,892
01/01/2020 to 12/31/2020	16.02711	17.54260	6,828,307
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	24.27197	26.75703	36,850
01/01/2020 to 12/31/2020	26.75703	35.48488	32,007
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	26.23724	27.62375	46,211
01/01/2020 to 12/31/2020	27.62375	40.21255	35,637
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	19.86645	20.82601	34,416
01/01/2020 to 12/31/2020	20.82601	20.60660	34,352
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	16.79254	18.31077	24,889,087
01/01/2020 to 12/31/2020	18.31077	20.21437	22,454,958
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	31.71108	34.95341	230,901
01/01/2020 to 12/31/2020	34.95341	47.93904	194,084

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	16.56277	18.31332	227,350
01/01/2020 to 12/31/2020	18.31332	18.34095	207,724
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	9.54289	9.73676	134,688
01/01/2020 to 12/31/2020	9.73676	9.33955	135,066
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	20.33415	21.15050	34,076
01/01/2020 to 12/31/2020	21.15050	19.54254	34,015
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	13.52510	14.70649	7,884,676
01/01/2020 to 12/31/2020	14.70649	15.38780	6,812,973
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	12.24217	13.13249	736,085
01/01/2020 to 12/31/2020	13.13249	13.92758	655,777
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV - Cliff M&E (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	13.05836	13.76372	5,933,869
01/01/2020 to 12/31/2020	13.76372	14.04313	7,319,654
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	16.79788	18.32330	9,574,242
01/01/2020 to 12/31/2020	18.32330	19.85438	10,058,352
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	13.97497	15.06437	7,138,166
01/01/2020 to 12/31/2020	15.06437	16.82726	7,614,763
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	15.98097	17.21153	12,448,517
01/01/2020 to 12/31/2020	17.21153	18.83298	13,968,847
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	12.27770	13.06040	3,058,583
01/01/2020 to 12/31/2020	13.06040	13.39180	3,399,395
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	9.38939	9.52816	783,137
01/01/2020 to 12/31/2020	9.52816	9.56734	976,776
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	10.84834	11.39178	6,988,652
01/01/2020 to 12/31/2020	11.39178	11.97400	8,482,496
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	17.40891	18.90043	11,422,717
01/01/2020 to 12/31/2020	18.90043	20.98669	12,455,989
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	16.68785	19.02192	329,787
01/01/2020 to 12/31/2020	19.02192	19.50268	430,121
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	16.71261	18.17468	216,706
01/01/2020 to 12/31/2020	18.17468	17.26870	247,769
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	20.88964	23.55652	360,918
01/01/2020 to 12/31/2020	23.55652	22.40740	500,929
AST Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	9.72560	9.96887	995,878
01/01/2020 to 12/31/2020	9.96887	10.15564	1,383,433
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	14.65950	15.91673	6,020,964
01/01/2020 to 12/31/2020	15.91673	16.94737	6,806,679
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99942	10.06149	552,593
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	13.10983	13.96110	3,702,800
01/01/2020 to 12/31/2020	13.96110	14.89343	4,486,336
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	21.70455	22.96820	538,590
01/01/2020 to 12/31/2020	22.96820	23.03368	756,336
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	8.43149	8.39821	962,712
01/01/2020 to 12/31/2020	8.39821	8.24034	1,254,766

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
03/18/2019 to 12/31/2019	14.61435	15.50241	489,964
01/01/2020 to 12/31/2020	15.50241	15.57695	549,534
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	21.08452	22.86306	355,128
01/01/2020 to 12/31/2020	22.86306	22.44357	460,108
AST International Growth Portfolio
03/18/2019 to 12/31/2019	14.87601	16.85372	343,094
01/01/2020 to 12/31/2020	16.85372	21.66778	434,422
AST International Value Portfolio
03/18/2019 to 12/31/2019	11.87911	12.69965	266,372
01/01/2020 to 12/31/2020	12.69965	12.35757	333,790
AST Investment Grade Bond Portfolio
03/18/2019 to 12/31/2019	12.74969	13.56524	12,569,169
01/01/2020 to 12/31/2020	13.56524	15.46733	11,486,495
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	15.64137	16.88134	3,677,106
01/01/2020 to 12/31/2020	16.88134	18.70175	3,456,646
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	12.59239	14.05673	796,199
01/01/2020 to 12/31/2020	14.05673	15.56152	968,711
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	13.52369	14.34816	3,639,783
01/01/2020 to 12/31/2020	14.34816	15.64149	4,127,676
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	26.59990	29.77423	342,016
01/01/2020 to 12/31/2020	29.77423	44.90137	469,171
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	27.56114	31.03918	500,603
01/01/2020 to 12/31/2020	31.03918	39.98769	503,655
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	19.52309	21.78151	564,922
01/01/2020 to 12/31/2020	21.78151	24.34771	628,683
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	13.57075	14.98878	731,636
01/01/2020 to 12/31/2020	14.98878	16.12290	905,793
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	26.82430	31.19273	219,687
01/01/2020 to 12/31/2020	31.19273	39.84495	283,270
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	17.77540	19.97742	252,229
01/01/2020 to 12/31/2020	19.97742	20.31958	422,399
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	22.23406	24.44678	1,021,020
01/01/2020 to 12/31/2020	24.44678	32.27170	1,112,908
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	21.29444	22.05268	547,806
01/01/2020 to 12/31/2020	22.05268	21.20413	740,776
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	13.74604	14.60987	10,642,439
01/01/2020 to 12/31/2020	14.60987	15.60200	12,833,505
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	10.66001	11.26551	789,958
01/01/2020 to 12/31/2020	11.26551	11.69624	1,370,636

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	16.81208	17.97954	22,346,922
01/01/2020 to 12/31/2020	17.97954	18.63282	24,691,658
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	25.99357	28.34790	302,555
01/01/2020 to 12/31/2020	28.34790	26.31296	371,104
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	14.53072	15.74582	0
01/01/2020 to 12/31/2020	15.74582	17.19957	0
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	23.82921	26.22656	279,857
01/01/2020 to 12/31/2020	26.22656	34.71029	280,973
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	25.75808	27.07555	392,565
01/01/2020 to 12/31/2020	27.07555	39.33427	465,315
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	19.50374	20.41278	232,274
01/01/2020 to 12/31/2020	20.41278	20.15653	324,426
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	16.48564	17.94723	18,199,247
01/01/2020 to 12/31/2020	17.94723	19.77267	19,678,490
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	31.13242	34.26036	1,185,084
01/01/2020 to 12/31/2020	34.26036	46.89276	1,237,252
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	16.26047	17.95016	1,254,044
01/01/2020 to 12/31/2020	17.95016	17.94047	1,613,496
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	9.36871	9.54372	1,193,807
01/01/2020 to 12/31/2020	9.54372	9.13553	1,808,936
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	19.96320	20.73121	220,177
01/01/2020 to 12/31/2020	20.73121	19.11615	320,682
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	13.30909	14.44827	2,080,429
01/01/2020 to 12/31/2020	14.44827	15.08668	2,047,029
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	12.01849	12.87172	3,826,800
01/01/2020 to 12/31/2020	12.87172	13.62318	5,055,178
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.76805	10.24627	1,858,160
01/01/2012 to 12/31/2012	10.24627	11.27388	2,647,592
01/01/2013 to 12/31/2013	11.27388	12.11939	2,568,224
01/01/2014 to 12/31/2014	12.11939	12.29910	2,367,245
01/01/2015 to 12/31/2015	12.29910	11.63528	1,872,460
01/01/2016 to 12/31/2016	11.63528	12.09474	1,691,088
01/01/2017 to 12/31/2017	12.09474	13.31127	1,677,780
01/01/2018 to 12/31/2018	13.31127	11.95159	1,073,850
01/01/2019 to 12/31/2019	11.95159	13.55823	810,046
01/01/2020 to 12/31/2020	13.55823	13.81222	258,228
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.87354	10.64117	1,874,024
01/01/2012 to 12/31/2012	10.64117	11.82107	3,087,357
01/01/2013 to 12/31/2013	11.82107	13.46830	3,211,894
01/01/2014 to 12/31/2014	13.46830	13.96943	3,068,776
01/01/2015 to 12/31/2015	13.96943	13.76480	2,796,135
01/01/2016 to 12/31/2016	13.76480	14.41208	2,617,894
01/01/2017 to 12/31/2017	14.41208	16.47350	2,523,689
01/01/2018 to 12/31/2018	16.47350	15.15297	2,120,551
01/01/2019 to 12/31/2019	15.15297	18.05000	1,376,381
01/01/2020 to 12/31/2020	18.05000	19.52830	522,010
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.76013	10.32731	1,121,385
01/01/2012 to 12/31/2012	10.32731	11.13249	1,923,820
01/01/2013 to 12/31/2013	11.13249	12.23567	1,821,531
01/01/2014 to 12/31/2014	12.23567	12.57508	1,665,444
01/01/2015 to 12/31/2015	12.57508	12.27174	1,560,510
01/01/2016 to 12/31/2016	12.27174	12.57388	1,371,162
01/01/2017 to 12/31/2017	12.57388	14.28702	1,354,248
01/01/2018 to 12/31/2018	14.28702	12.86028	1,079,906
01/01/2019 to 12/31/2019	12.86028	14.83973	773,277
01/01/2020 to 12/31/2020	14.83973	16.55099	302,703
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.72654	10.35809	2,340,164
01/01/2012 to 12/31/2012	10.35809	11.38784	3,348,900
01/01/2013 to 12/31/2013	11.38784	13.09623	3,490,112
01/01/2014 to 12/31/2014	13.09623	13.63647	3,317,010
01/01/2015 to 12/31/2015	13.63647	13.39310	3,077,528
01/01/2016 to 12/31/2016	13.39310	13.91700	2,823,657
01/01/2017 to 12/31/2017	13.91700	15.63262	2,738,962
01/01/2018 to 12/31/2018	15.63262	14.52502	2,352,824
01/01/2019 to 12/31/2019	14.52502	16.95512	1,469,510
01/01/2020 to 12/31/2020	16.95512	18.52402	516,490

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99813	9.12934	286,733
01/01/2012 to 12/31/2012	9.12934	9.98507	791,814
01/01/2013 to 12/31/2013	9.98507	10.81976	843,112
01/01/2014 to 12/31/2014	10.81976	11.09403	786,167
01/01/2015 to 12/31/2015	11.09403	10.51899	695,516
01/01/2016 to 12/31/2016	10.51899	10.99861	637,577
01/01/2017 to 12/31/2017	10.99861	12.10776	614,115
01/01/2018 to 12/31/2018	12.10776	11.20908	678,491
01/01/2019 to 12/31/2019	11.20908	12.88758	559,827
01/01/2020 to 12/31/2020	12.88758	13.19451	321,131
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.05702	10.05211	86,588
01/01/2012 to 12/31/2012	10.05211	10.28689	165,382
01/01/2013 to 12/31/2013	10.28689	9.83673	70,596
01/01/2014 to 12/31/2014	9.83673	9.60622	81,293
01/01/2015 to 12/31/2015	9.60622	9.43559	75,313
01/01/2016 to 12/31/2016	9.43559	9.37447	79,929
01/01/2017 to 12/31/2017	9.37447	9.32036	72,868
01/01/2018 to 12/31/2018	9.32036	9.17754	59,659
01/01/2019 to 12/31/2019	9.17754	9.38569	197,213
01/01/2020 to 12/31/2020	9.38569	9.40978	19,407
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.32899	10.41787	1,343,604
01/01/2012 to 12/31/2012	10.41787	11.13235	2,318,762
01/01/2013 to 12/31/2013	11.13235	10.68201	2,354,593
01/01/2014 to 12/31/2014	10.68201	10.88347	2,074,926
01/01/2015 to 12/31/2015	10.88347	10.41425	1,774,259
01/01/2016 to 12/31/2016	10.41425	10.61089	1,579,198
01/01/2017 to 12/31/2017	10.61089	10.82519	1,662,364
01/01/2018 to 12/31/2018	10.82519	10.51040	1,280,453
01/01/2019 to 12/31/2019	10.51040	11.22178	992,076
01/01/2020 to 12/31/2020	11.22178	11.77719	290,392
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.80703	10.30795	1,187,996
01/01/2012 to 12/31/2012	10.30795	11.45833	1,992,426
01/01/2013 to 12/31/2013	11.45833	13.74096	2,276,787
01/01/2014 to 12/31/2014	13.74096	14.37133	2,186,947
01/01/2015 to 12/31/2015	14.37133	14.12289	2,101,060
01/01/2016 to 12/31/2016	14.12289	14.74972	2,055,431
01/01/2017 to 12/31/2017	14.74972	16.99829	2,060,069
01/01/2018 to 12/31/2018	16.99829	15.58075	1,914,065
01/01/2019 to 12/31/2019	15.58075	18.61860	1,239,855
01/01/2020 to 12/31/2020	18.61860	20.64203	520,587
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99813	11.60224	24,938
01/01/2014 to 12/31/2014	11.60224	12.88470	62,978
01/01/2015 to 12/31/2015	12.88470	12.14491	49,393
01/01/2016 to 12/31/2016	12.14491	13.64051	69,013
01/01/2017 to 12/31/2017	13.64051	15.78842	80,512
01/01/2018 to 12/31/2018	15.78842	14.69587	64,709
01/01/2019 to 12/31/2019	14.69587	18.82301	53,800
01/01/2020 to 12/31/2020	18.82301	19.26917	21,440

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.51747	10.69136	63,311
01/01/2012 to 12/31/2012	10.69136	13.25162	110,032
01/01/2013 to 12/31/2013	13.25162	13.51659	101,629
01/01/2014 to 12/31/2014	13.51659	15.05211	106,325
01/01/2015 to 12/31/2015	15.05211	14.70024	75,100
01/01/2016 to 12/31/2016	14.70024	14.49894	69,290
01/01/2017 to 12/31/2017	14.49894	15.71661	74,370
01/01/2018 to 12/31/2018	15.71661	14.63757	50,186
01/01/2019 to 12/31/2019	14.63757	17.90347	29,263
01/01/2020 to 12/31/2020	17.90347	16.98500	10,669
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.75731	12.25065	107,965
01/01/2012 to 12/31/2012	12.25065	13.81247	153,277
01/01/2013 to 12/31/2013	13.81247	13.92468	176,491
01/01/2014 to 12/31/2014	13.92468	17.81930	191,816
01/01/2015 to 12/31/2015	17.81930	18.26214	124,821
01/01/2016 to 12/31/2016	18.26214	18.71186	123,707
01/01/2017 to 12/31/2017	18.71186	19.43432	123,040
01/01/2018 to 12/31/2018	19.43432	18.09139	90,931
01/01/2019 to 12/31/2019	18.09139	23.20490	68,514
01/01/2020 to 12/31/2020	23.20490	22.03914	11,415
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.64767	9.07776	167,935
01/01/2012 to 12/31/2012	9.07776	10.46417	248,481
01/01/2013 to 12/31/2013	10.46417	10.25156	281,204
01/01/2014 to 12/31/2014	10.25156	9.55151	250,438
01/01/2015 to 12/31/2015	9.55151	7.77476	214,989
01/01/2016 to 12/31/2016	7.77476	8.53974	212,655
01/01/2017 to 12/31/2017	8.53974	10.55016	232,679
01/01/2018 to 12/31/2018	10.55016	8.86299	169,174
01/01/2019 to 12/31/2019	8.86299	9.82005	121,871
01/01/2020 to 12/31/2020	9.82005	9.98883	32,364
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.98843	10.57997	1,269,731
01/01/2012 to 12/31/2012	10.57997	11.44137	1,997,136
01/01/2013 to 12/31/2013	11.44137	12.83487	2,045,524
01/01/2014 to 12/31/2014	12.83487	12.94154	1,961,444
01/01/2015 to 12/31/2015	12.94154	12.77566	1,737,636
01/01/2016 to 12/31/2016	12.77566	13.02015	1,582,679
01/01/2017 to 12/31/2017	13.02015	14.82457	1,553,581
01/01/2018 to 12/31/2018	14.82457	13.36694	1,358,730
01/01/2019 to 12/31/2019	13.36694	15.67952	834,015
01/01/2020 to 12/31/2020	15.67952	16.66931	344,878
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99938	10.05943	23,873

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.67608	10.38337	772,633
01/01/2012 to 12/31/2012	10.38337	11.17746	1,128,213
01/01/2013 to 12/31/2013	11.17746	11.99906	1,122,009
01/01/2014 to 12/31/2014	11.99906	12.20300	1,034,636
01/01/2015 to 12/31/2015	12.20300	11.81989	832,698
01/01/2016 to 12/31/2016	11.81989	12.16180	760,913
01/01/2017 to 12/31/2017	12.16180	13.34926	769,060
01/01/2018 to 12/31/2018	13.34926	12.12640	526,343
01/01/2019 to 12/31/2019	12.12640	13.75271	466,206
01/01/2020 to 12/31/2020	13.75271	14.64864	140,670
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.46350	11.35182	97,874
01/01/2012 to 12/31/2012	11.35182	12.83700	148,102
01/01/2013 to 12/31/2013	12.83700	17.41854	198,675
01/01/2014 to 12/31/2014	17.41854	18.25228	216,816
01/01/2015 to 12/31/2015	18.25228	16.86128	174,561
01/01/2016 to 12/31/2016	16.86128	20.49014	165,977
01/01/2017 to 12/31/2017	20.49014	22.47166	158,571
01/01/2018 to 12/31/2018	22.47166	18.87404	119,689
01/01/2019 to 12/31/2019	18.87404	22.62577	75,861
01/01/2020 to 12/31/2020	22.62577	22.65547	22,890
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.81989	9.60142	501,160
01/01/2012 to 12/31/2012	9.60142	9.38546	517,249
01/01/2013 to 12/31/2013	9.38546	9.17441	422,752
01/01/2014 to 12/31/2014	9.17441	8.96801	310,194
01/01/2015 to 12/31/2015	8.96801	8.76614	196,256
01/01/2016 to 12/31/2016	8.76614	8.56955	178,272
01/01/2017 to 12/31/2017	8.56955	8.40590	197,865
01/01/2018 to 12/31/2018	8.40590	8.32253	105,043
01/01/2019 to 12/31/2019	8.32253	8.27278	104,299
01/01/2020 to 12/31/2020	8.27278	8.10463	112,298
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.73754	10.82944	111,517
01/01/2012 to 12/31/2012	10.82944	12.05412	199,029
01/01/2013 to 12/31/2013	12.05412	12.62898	186,674
01/01/2014 to 12/31/2014	12.62898	12.66049	175,204
01/01/2015 to 12/31/2015	12.66049	11.93454	145,881
01/01/2016 to 12/31/2016	11.93454	13.46289	143,125
01/01/2017 to 12/31/2017	13.46289	14.14411	146,385
01/01/2018 to 12/31/2018	14.14411	13.54958	92,764
01/01/2019 to 12/31/2019	13.54958	15.27113	65,763
01/01/2020 to 12/31/2020	15.27113	15.32092	22,662
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.59398	9.92264	41,654
01/01/2012 to 12/31/2012	9.92264	11.33684	74,980
01/01/2013 to 12/31/2013	11.33684	15.49925	129,414
01/01/2014 to 12/31/2014	15.49925	17.23326	148,819
01/01/2015 to 12/31/2015	17.23326	15.52549	132,738
01/01/2016 to 12/31/2016	15.52549	18.19504	122,511
01/01/2017 to 12/31/2017	18.19504	21.20063	138,772
01/01/2018 to 12/31/2018	21.20063	17.78839	120,321
01/01/2019 to 12/31/2019	17.78839	22.52172	102,548
01/01/2020 to 12/31/2020	22.52172	22.07448	33,880

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.23065	9.55935	41,250
01/01/2012 to 12/31/2012	9.55935	11.24704	64,150
01/01/2013 to 12/31/2013	11.24704	13.08908	59,868
01/01/2014 to 12/31/2014	13.08908	12.08765	68,455
01/01/2015 to 12/31/2015	12.08765	12.18766	56,047
01/01/2016 to 12/31/2016	12.18766	11.46390	51,858
01/01/2017 to 12/31/2017	11.46390	15.17688	93,570
01/01/2018 to 12/31/2018	15.17688	12.85599	77,868
01/01/2019 to 12/31/2019	12.85599	16.60209	54,223
01/01/2020 to 12/31/2020	16.60209	21.31163	22,062
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.77050	9.20716	63,584
01/01/2012 to 12/31/2012	9.20716	10.50060	85,658
01/01/2013 to 12/31/2013	10.50060	12.26269	92,855
01/01/2014 to 12/31/2014	12.26269	11.18317	96,400
01/01/2015 to 12/31/2015	11.18317	11.02087	85,165
01/01/2016 to 12/31/2016	11.02087	10.83598	95,616
01/01/2017 to 12/31/2017	10.83598	13.00945	98,340
01/01/2018 to 12/31/2018	13.00945	10.66329	75,229
01/01/2019 to 12/31/2019	10.66329	12.51042	66,631
01/01/2020 to 12/31/2020	12.51042	12.15479	10,335
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.57538	11.62439	7,763,271
01/01/2012 to 12/31/2012	11.62439	12.43067	3,545,011
01/01/2013 to 12/31/2013	12.43067	11.76425	883,067
01/01/2014 to 12/31/2014	11.76425	12.27345	1,145,437
01/01/2015 to 12/31/2015	12.27345	12.13804	4,168,946
01/01/2016 to 12/31/2016	12.13804	12.36442	4,576,732
01/01/2017 to 12/31/2017	12.36442	12.60814	2,212,309
01/01/2018 to 12/31/2018	12.60814	12.29009	7,751,624
01/01/2019 to 12/31/2019	12.29009	13.36268	695,947
01/01/2020 to 12/31/2020	13.36268	15.21308	25,005
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.84666	10.54257	764,605
01/01/2012 to 12/31/2012	10.54257	11.70470	1,167,730
01/01/2013 to 12/31/2013	11.70470	13.30421	1,203,014
01/01/2014 to 12/31/2014	13.30421	13.83255	1,121,497
01/01/2015 to 12/31/2015	13.83255	13.37965	1,009,118
01/01/2016 to 12/31/2016	13.37965	13.76160	919,898
01/01/2017 to 12/31/2017	13.76160	15.73383	925,905
01/01/2018 to 12/31/2018	15.73383	14.24420	694,317
01/01/2019 to 12/31/2019	14.24420	16.62910	585,904
01/01/2020 to 12/31/2020	16.62910	18.39416	193,815
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.53303	9.35412	97,500
01/01/2012 to 12/31/2012	9.35412	11.14658	160,418
01/01/2013 to 12/31/2013	11.14658	12.56950	194,590
01/01/2014 to 12/31/2014	12.56950	11.50468	201,232
01/01/2015 to 12/31/2015	11.50468	10.93148	179,481
01/01/2016 to 12/31/2016	10.93148	10.89254	164,762
01/01/2017 to 12/31/2017	10.89254	13.80349	214,641
01/01/2018 to 12/31/2018	13.80349	11.13430	201,938
01/01/2019 to 12/31/2019	11.13430	13.84666	136,554
01/01/2020 to 12/31/2020	13.84666	15.30547	58,789

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.56309	10.34989	771,925
01/01/2012 to 12/31/2012	10.34989	11.20113	1,063,492
01/01/2013 to 12/31/2013	11.20113	12.15712	1,097,666
01/01/2014 to 12/31/2014	12.15712	12.53118	1,014,356
01/01/2015 to 12/31/2015	12.53118	12.22686	883,156
01/01/2016 to 12/31/2016	12.22686	12.41110	832,787
01/01/2017 to 12/31/2017	12.41110	13.60576	806,604
01/01/2018 to 12/31/2018	13.60576	12.61627	622,287
01/01/2019 to 12/31/2019	12.61627	14.13401	479,090
01/01/2020 to 12/31/2020	14.13401	15.38443	151,111
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.75142	10.57959	40,232
01/01/2012 to 12/31/2012	10.57959	11.91166	80,240
01/01/2013 to 12/31/2013	11.91166	15.89294	87,660
01/01/2014 to 12/31/2014	15.89294	17.01185	104,815
01/01/2015 to 12/31/2015	17.01185	18.39750	131,890
01/01/2016 to 12/31/2016	18.39750	17.72116	103,105
01/01/2017 to 12/31/2017	17.72116	23.53079	118,704
01/01/2018 to 12/31/2018	23.53079	22.62782	99,295
01/01/2019 to 12/31/2019	22.62782	29.33008	63,884
01/01/2020 to 12/31/2020	29.33008	44.16380	26,781
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.27934	10.92525	105,958
01/01/2012 to 12/31/2012	10.92525	11.98895	159,045
01/01/2013 to 12/31/2013	11.98895	16.00983	166,275
01/01/2014 to 12/31/2014	16.00983	17.30696	257,588
01/01/2015 to 12/31/2015	17.30696	18.62150	207,776
01/01/2016 to 12/31/2016	18.62150	19.21861	182,248
01/01/2017 to 12/31/2017	19.21861	24.98539	189,938
01/01/2018 to 12/31/2018	24.98539	23.76368	138,052
01/01/2019 to 12/31/2019	23.76368	30.57657	98,454
01/01/2020 to 12/31/2020	30.57657	39.33130	32,956
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.86964	10.29257	66,165
01/01/2012 to 12/31/2012	10.29257	12.38258	113,350
01/01/2013 to 12/31/2013	12.38258	15.44892	152,214
01/01/2014 to 12/31/2014	15.44892	15.64955	172,748
01/01/2015 to 12/31/2015	15.64955	15.07325	142,471
01/01/2016 to 12/31/2016	15.07325	15.78280	140,330
01/01/2017 to 12/31/2017	15.78280	19.10683	142,943
01/01/2018 to 12/31/2018	19.10683	16.89052	125,441
01/01/2019 to 12/31/2019	16.89052	21.45665	80,988
01/01/2020 to 12/31/2020	21.45665	23.94778	31,234
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99813	10.28099	142,931
01/01/2013 to 12/31/2013	10.28099	11.95058	180,132
01/01/2014 to 12/31/2014	11.95058	12.28195	150,235
01/01/2015 to 12/31/2015	12.28195	11.85649	147,567
01/01/2016 to 12/31/2016	11.85649	12.09127	118,837
01/01/2017 to 12/31/2017	12.09127	13.76942	127,654
01/01/2018 to 12/31/2018	13.76942	12.34419	97,850
01/01/2019 to 12/31/2019	12.34419	14.81313	88,181
01/01/2020 to 12/31/2020	14.81313	15.90951	45,749

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.84527	10.53864	41,649
01/01/2012 to 12/31/2012	10.53864	12.06112	73,100
01/01/2013 to 12/31/2013	12.06112	16.11750	108,928
01/01/2014 to 12/31/2014	16.11750	17.12716	100,607
01/01/2015 to 12/31/2015	17.12716	17.95206	85,124
01/01/2016 to 12/31/2016	17.95206	17.88454	82,916
01/01/2017 to 12/31/2017	17.88454	22.85208	81,572
01/01/2018 to 12/31/2018	22.85208	22.81527	74,077
01/01/2019 to 12/31/2019	22.81527	30.72753	45,307
01/01/2020 to 12/31/2020	30.72753	39.19058	20,706
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99813	10.17367	1,848
01/01/2013 to 12/31/2013	10.17367	13.37631	11,389
01/01/2014 to 12/31/2014	13.37631	14.41134	53,127
01/01/2015 to 12/31/2015	14.41134	13.98522	32,151
01/01/2016 to 12/31/2016	13.98522	15.50947	68,743
01/01/2017 to 12/31/2017	15.50947	17.79054	101,579
01/01/2018 to 12/31/2018	17.79054	15.62303	71,913
01/01/2019 to 12/31/2019	15.62303	19.75326	41,257
01/01/2020 to 12/31/2020	19.75326	20.06070	24,739
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.38858	10.80123	88,771
01/01/2012 to 12/31/2012	10.80123	12.62870	210,499
01/01/2013 to 12/31/2013	12.62870	16.31849	196,802
01/01/2014 to 12/31/2014	16.31849	17.79006	178,451
01/01/2015 to 12/31/2015	17.79006	16.40110	347,107
01/01/2016 to 12/31/2016	16.40110	16.29660	297,950
01/01/2017 to 12/31/2017	16.29660	20.24691	294,366
01/01/2018 to 12/31/2018	20.24691	18.92817	220,480
01/01/2019 to 12/31/2019	18.92817	24.08171	148,149
01/01/2020 to 12/31/2020	24.08171	31.74109	43,162
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.20789	10.68385	84,700
01/01/2012 to 12/31/2012	10.68385	12.23183	131,614
01/01/2013 to 12/31/2013	12.23183	16.97951	225,293
01/01/2014 to 12/31/2014	16.97951	18.96278	212,440
01/01/2015 to 12/31/2015	18.96278	17.49121	179,468
01/01/2016 to 12/31/2016	17.49121	20.21564	212,598
01/01/2017 to 12/31/2017	20.21564	22.48705	219,629
01/01/2018 to 12/31/2018	22.48705	18.36415	152,984
01/01/2019 to 12/31/2019	18.36415	21.72342	96,047
01/01/2020 to 12/31/2020	21.72342	20.85546	43,814
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.57195	10.43743	2,682,553
01/01/2012 to 12/31/2012	10.43743	11.26066	3,763,727
01/01/2013 to 12/31/2013	11.26066	12.02130	3,295,472
01/01/2014 to 12/31/2014	12.02130	12.42940	3,096,393
01/01/2015 to 12/31/2015	12.42940	12.16714	2,762,076
01/01/2016 to 12/31/2016	12.16714	12.55110	2,626,453
01/01/2017 to 12/31/2017	12.55110	13.51232	2,555,447
01/01/2018 to 12/31/2018	13.51232	12.83153	2,048,302
01/01/2019 to 12/31/2019	12.83153	14.39163	1,427,448
01/01/2020 to 12/31/2020	14.39163	15.34539	516,438

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01805	10.06003	23,738
01/01/2012 to 12/31/2012	10.06003	10.53243	105,313
01/01/2013 to 12/31/2013	10.53243	10.05728	112,789
01/01/2014 to 12/31/2014	10.05728	10.42685	147,617
01/01/2015 to 12/31/2015	10.42685	10.16496	148,897
01/01/2016 to 12/31/2016	10.16496	10.35507	167,056
01/01/2017 to 12/31/2017	10.35507	10.69676	241,561
01/01/2018 to 12/31/2018	10.69676	10.36973	250,591
01/01/2019 to 12/31/2019	10.36973	11.12519	261,791
01/01/2020 to 12/31/2020	11.12519	11.53287	132,760
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.48131	10.52583	1,423,259
01/01/2012 to 12/31/2012	10.52583	11.61802	2,387,532
01/01/2013 to 12/31/2013	11.61802	13.29017	2,430,270
01/01/2014 to 12/31/2014	13.29017	14.18607	2,329,122
01/01/2015 to 12/31/2015	14.18607	13.78185	4,000,987
01/01/2016 to 12/31/2016	13.78185	14.83243	3,803,016
01/01/2017 to 12/31/2017	14.83243	16.83347	6,438,535
01/01/2018 to 12/31/2018	16.83347	15.20287	4,938,292
01/01/2019 to 12/31/2019	15.20287	17.71099	3,547,023
01/01/2020 to 12/31/2020	17.71099	18.32650	1,208,428
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.86534	10.98844	24,015
01/01/2012 to 12/31/2012	10.98844	12.76063	59,953
01/01/2013 to 12/31/2013	12.76063	16.51856	93,919
01/01/2014 to 12/31/2014	16.51856	18.92632	156,687
01/01/2015 to 12/31/2015	18.92632	19.07008	104,702
01/01/2016 to 12/31/2016	19.07008	21.40958	89,995
01/01/2017 to 12/31/2017	21.40958	25.58620	79,188
01/01/2018 to 12/31/2018	25.58620	22.95247	52,099
01/01/2019 to 12/31/2019	22.95247	27.92519	35,173
01/01/2020 to 12/31/2020	27.92519	25.88081	7,521
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99813	8.86337	0
01/01/2012 to 12/31/2012	8.86337	9.80351	0
01/01/2013 to 12/31/2013	9.80351	11.72940	0
01/01/2014 to 12/31/2014	11.72940	12.21082	0
01/01/2015 to 12/31/2015	12.21082	11.95408	0
01/01/2016 to 12/31/2016	11.95408	12.42449	0
01/01/2017 to 12/31/2017	12.42449	14.35506	0
01/01/2018 to 12/31/2018	14.35506	13.11439	0
01/01/2019 to 12/31/2019	13.11439	15.53766	0
01/01/2020 to 12/31/2020	15.53766	16.94622	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.12889	10.30168	73,579
01/01/2012 to 12/31/2012	10.30168	12.09091	151,733
01/01/2013 to 12/31/2013	12.09091	16.64246	128,863
01/01/2014 to 12/31/2014	16.64246	17.07169	128,572
01/01/2015 to 12/31/2015	17.07169	16.91025	95,047
01/01/2016 to 12/31/2016	16.91025	17.80329	86,209
01/01/2017 to 12/31/2017	17.80329	22.22304	81,913
01/01/2018 to 12/31/2018	22.22304	19.36480	74,833
01/01/2019 to 12/31/2019	19.36480	25.83503	48,770
01/01/2020 to 12/31/2020	25.83503	34.13990	9,073

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.58784	12.18451	64,344
01/01/2012 to 12/31/2012	12.18451	13.36005	89,154
01/01/2013 to 12/31/2013	13.36005	17.65301	119,128
01/01/2014 to 12/31/2014	17.65301	17.91485	90,196
01/01/2015 to 12/31/2015	17.91485	17.64925	106,282
01/01/2016 to 12/31/2016	17.64925	19.33651	76,010
01/01/2017 to 12/31/2017	19.33651	23.42339	81,619
01/01/2018 to 12/31/2018	23.42339	20.96939	75,842
01/01/2019 to 12/31/2019	20.96939	26.67158	65,987
01/01/2020 to 12/31/2020	26.67158	38.68804	22,693
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.44014	10.51470	40,037
01/01/2012 to 12/31/2012	10.51470	12.14423	92,563
01/01/2013 to 12/31/2013	12.14423	16.31113	122,805
01/01/2014 to 12/31/2014	16.31113	16.78413	81,536
01/01/2015 to 12/31/2015	16.78413	15.69941	65,952
01/01/2016 to 12/31/2016	15.69941	19.82893	83,673
01/01/2017 to 12/31/2017	19.82893	20.80813	88,366
01/01/2018 to 12/31/2018	20.80813	16.86460	63,700
01/01/2019 to 12/31/2019	16.86460	20.10855	59,186
01/01/2020 to 12/31/2020	20.10855	19.82559	23,690
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.66783	10.63514	2,334,182
01/01/2012 to 12/31/2012	10.63514	11.79860	3,718,394
01/01/2013 to 12/31/2013	11.79860	13.47467	4,064,951
01/01/2014 to 12/31/2014	13.47467	13.94599	3,976,025
01/01/2015 to 12/31/2015	13.94599	13.63797	5,032,793
01/01/2016 to 12/31/2016	13.63797	14.33758	4,737,452
01/01/2017 to 12/31/2017	14.33758	16.17528	4,592,315
01/01/2018 to 12/31/2018	16.17528	14.96715	3,854,248
01/01/2019 to 12/31/2019	14.96715	17.68000	2,825,678
01/01/2020 to 12/31/2020	17.68000	19.44843	1,035,719
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.11086	10.67717	102,267
01/01/2012 to 12/31/2012	10.67717	12.27164	220,348
01/01/2013 to 12/31/2013	12.27164	17.27695	310,458
01/01/2014 to 12/31/2014	17.27695	18.29754	291,164
01/01/2015 to 12/31/2015	18.29754	19.59991	273,857
01/01/2016 to 12/31/2016	19.59991	19.67693	194,736
01/01/2017 to 12/31/2017	19.67693	26.52306	271,736
01/01/2018 to 12/31/2018	26.52306	26.92536	234,203
01/01/2019 to 12/31/2019	26.92536	33.74966	173,421
01/01/2020 to 12/31/2020	33.74966	46.12309	77,005
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.64323	10.35290	40,639
01/01/2012 to 12/31/2012	10.35290	11.47584	85,851
01/01/2013 to 12/31/2013	11.47584	15.10229	124,099
01/01/2014 to 12/31/2014	15.10229	14.99253	116,891
01/01/2015 to 12/31/2015	14.99253	13.76652	111,329
01/01/2016 to 12/31/2016	13.76652	14.28222	85,952
01/01/2017 to 12/31/2017	14.28222	16.27275	77,152
01/01/2018 to 12/31/2018	16.27275	14.36016	75,481
01/01/2019 to 12/31/2019	14.36016	17.68247	218,182
01/01/2020 to 12/31/2020	17.68247	17.64592	47,888

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.44967	9.52270	256,475
01/01/2012 to 12/31/2012	9.52270	9.64469	414,199
01/01/2013 to 12/31/2013	9.64469	10.87778	407,487
01/01/2014 to 12/31/2014	10.87778	9.74398	393,172
01/01/2015 to 12/31/2015	9.74398	7.69080	351,463
01/01/2016 to 12/31/2016	7.69080	9.36881	319,655
01/01/2017 to 12/31/2017	9.36881	10.10247	346,671
01/01/2018 to 12/31/2018	10.10247	8.22944	250,573
01/01/2019 to 12/31/2019	8.22944	9.40103	209,693
01/01/2020 to 12/31/2020	9.40103	8.98526	69,740
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.47450	10.82957	61,860
01/01/2012 to 12/31/2012	10.82957	12.53435	110,812
01/01/2013 to 12/31/2013	12.53435	16.22411	95,840
01/01/2014 to 12/31/2014	16.22411	18.23321	93,537
01/01/2015 to 12/31/2015	18.23321	16.64512	72,418
01/01/2016 to 12/31/2016	16.64512	18.54868	75,313
01/01/2017 to 12/31/2017	18.54868	21.49245	82,668
01/01/2018 to 12/31/2018	21.49245	17.53459	64,112
01/01/2019 to 12/31/2019	17.53459	20.42152	58,306
01/01/2020 to 12/31/2020	20.42152	18.80164	17,833
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99813	8.80105	242,539
01/01/2012 to 12/31/2012	8.80105	9.54971	569,160
01/01/2013 to 12/31/2013	9.54971	11.24875	658,034
01/01/2014 to 12/31/2014	11.24875	11.60084	702,790
01/01/2015 to 12/31/2015	11.60084	11.26805	644,572
01/01/2016 to 12/31/2016	11.26805	11.73379	547,475
01/01/2017 to 12/31/2017	11.73379	13.02978	527,754
01/01/2018 to 12/31/2018	13.02978	12.09857	425,962
01/01/2019 to 12/31/2019	12.09857	14.25726	385,967
01/01/2020 to 12/31/2020	14.25726	14.86439	151,716
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.37613	10.75413	250,171
01/01/2012 to 12/31/2012	10.75413	11.33725	401,301
01/01/2013 to 12/31/2013	11.33725	10.91667	389,258
01/01/2014 to 12/31/2014	10.91667	11.43911	492,958
01/01/2015 to 12/31/2015	11.43911	11.31994	446,992
01/01/2016 to 12/31/2016	11.31994	11.63568	487,689
01/01/2017 to 12/31/2017	11.63568	12.09208	665,927
01/01/2018 to 12/31/2018	12.09208	11.55088	838,967
01/01/2019 to 12/31/2019	11.55088	12.67988	637,836
01/01/2020 to 12/31/2020	12.67988	13.39960	276,688
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II - Cliff M&E (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	12.82032	13.49093	25,354
01/01/2020 to 12/31/2020	13.49093	13.73664	13,559
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	16.49106	17.95958	46,259
01/01/2020 to 12/31/2020	17.95958	19.42054	15,317
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	13.71985	14.76547	20,456
01/01/2020 to 12/31/2020	14.76547	16.45973	8,450
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	15.68912	16.86994	64,013
01/01/2020 to 12/31/2020	16.86994	18.42163	23,976
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	12.08132	12.83089	2,738
01/01/2020 to 12/31/2020	12.83089	13.12971	3,928
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	9.21757	9.33871	28,818
01/01/2020 to 12/31/2020	9.33871	9.35794	2,325
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	10.65027	11.16573	34,776
01/01/2020 to 12/31/2020	11.16573	11.71243	12,486
AST Bond Portfolio 2021
03/18/2019 to 12/31/2019	12.17298	12.42299	247,257
01/01/2020 to 12/31/2020	12.42299	12.51966	368,551
AST Bond Portfolio 2022
03/18/2019 to 12/31/2019	11.37353	11.68680	158,796
01/01/2020 to 12/31/2020	11.68680	11.98996	41,979
AST Bond Portfolio 2023
03/18/2019 to 12/31/2019	9.73168	10.05275	19,743
01/01/2020 to 12/31/2020	10.05275	10.48654	0
AST Bond Portfolio 2024
03/18/2019 to 12/31/2019	9.49381	9.91592	43,780
01/01/2020 to 12/31/2020	9.91592	10.52641	22,258
AST Bond Portfolio 2025
03/18/2019 to 12/31/2019	10.94004	11.49770	114,042
01/01/2020 to 12/31/2020	11.49770	12.50810	6,684
AST Bond Portfolio 2026
03/18/2019 to 12/31/2019	9.66519	10.25497	159,976
01/01/2020 to 12/31/2020	10.25497	11.08899	1,618
AST Bond Portfolio 2027
03/18/2019 to 12/31/2019	9.65150	10.28687	105,278
01/01/2020 to 12/31/2020	10.28687	11.24331	86,056
AST Bond Portfolio 2028
03/18/2019 to 12/31/2019	9.69739	10.41618	50,065
01/01/2020 to 12/31/2020	10.41618	11.67079	0
AST Bond Portfolio 2029
03/18/2019 to 12/31/2019	9.76951	10.54623	53,895
01/01/2020 to 12/31/2020	10.54623	11.98232	0
AST Bond Portfolio 2030
03/18/2019 to 12/31/2019	10.28937	11.17699	56,389
01/01/2020 to 12/31/2020	11.17699	12.50474	61,793

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99873	11.05986	75,478
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	17.09076	18.52511	197,932
01/01/2020 to 12/31/2020	18.52511	20.52797	64,444
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	16.48227	18.75730	4,831
01/01/2020 to 12/31/2020	18.75730	19.19207	1,659
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	16.40736	17.81396	566
01/01/2020 to 12/31/2020	17.81396	16.89142	388
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	20.50814	23.08904	825
01/01/2020 to 12/31/2020	23.08904	21.91789	1,070
AST Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	9.54786	9.77091	8,553
01/01/2020 to 12/31/2020	9.77091	9.93373	4,668
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	14.39173	15.60078	25,823
01/01/2020 to 12/31/2020	15.60078	16.57706	6,653
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99936	10.05869	150
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	12.87059	13.68427	7,065
01/01/2020 to 12/31/2020	13.68427	14.56833	4,341
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	21.30833	22.51253	16,752
01/01/2020 to 12/31/2020	22.51253	22.53061	3,750
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	8.27771	8.23164	995
01/01/2020 to 12/31/2020	8.23164	8.06030	1,263
AST High Yield Portfolio
03/18/2019 to 12/31/2019	14.34748	15.19472	832
01/01/2020 to 12/31/2020	15.19472	15.23652	213
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	20.69920	22.40912	10,975
01/01/2020 to 12/31/2020	22.40912	21.95301	2,566
AST International Growth Portfolio
03/18/2019 to 12/31/2019	14.60446	16.51934	2,220
01/01/2020 to 12/31/2020	16.51934	21.19472	1,525
AST International Value Portfolio
03/18/2019 to 12/31/2019	11.66177	12.44721	1,592
01/01/2020 to 12/31/2020	12.44721	12.08717	1,605
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	15.35552	16.54611	7,867
01/01/2020 to 12/31/2020	16.54611	18.29300	5,400
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	12.36226	13.77757	2,496
01/01/2020 to 12/31/2020	13.77757	15.22134	1,797
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	13.27660	14.06328	6,548
01/01/2020 to 12/31/2020	14.06328	15.29968	6,411
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	26.11409	29.18324	1,082
01/01/2020 to 12/31/2020	29.18324	43.92028	560

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	27.05828	30.42379	30,337
01/01/2020 to 12/31/2020	30.42379	39.11488	2,432
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	19.16658	21.34931	73,354
01/01/2020 to 12/31/2020	21.34931	23.81589	2,817
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	13.38054	14.75490	599
01/01/2020 to 12/31/2020	14.75490	15.83886	548
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	26.33408	30.57336	1,772
01/01/2020 to 12/31/2020	30.57336	38.97416	1,522
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	17.53786	19.67854	663
01/01/2020 to 12/31/2020	19.67854	19.97476	647
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	21.82761	23.96116	65,495
01/01/2020 to 12/31/2020	23.96116	31.56615	2,632
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	20.90544	21.61499	7,296
01/01/2020 to 12/31/2020	21.61499	20.74091	6,190
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	13.49496	14.31985	20,833
01/01/2020 to 12/31/2020	14.31985	15.26106	7,899
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	10.50024	11.07870	4,150
01/01/2020 to 12/31/2020	11.07870	11.47869	3,877
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	16.50508	17.62276	105,250
01/01/2020 to 12/31/2020	17.62276	18.22584	75,984
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	25.51932	27.78584	17,494
01/01/2020 to 12/31/2020	27.78584	25.73856	305
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	14.29826	15.46895	0
01/01/2020 to 12/31/2020	15.46895	16.86265	0
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	23.39405	25.70620	1,690
01/01/2020 to 12/31/2020	25.70620	33.95233	1,326
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	25.28788	26.53836	2,210
01/01/2020 to 12/31/2020	26.53836	38.47532	2,326
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	19.14796	20.00821	2,146
01/01/2020 to 12/31/2020	20.00821	19.71668	715
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	16.18485	17.59130	49,343
01/01/2020 to 12/31/2020	17.59130	19.34101	21,325
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	30.56429	33.58092	14,679
01/01/2020 to 12/31/2020	33.58092	45.86904	2,389
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	15.96335	17.59375	8,403
01/01/2020 to 12/31/2020	17.59375	17.54827	5,852

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	9.19740	9.35411	3,045
01/01/2020 to 12/31/2020	9.35411	8.93578	2,270
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	19.59864	20.31979	1,396
01/01/2020 to 12/31/2020	20.31979	18.69841	352
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	13.09609	14.19415	19,053
01/01/2020 to 12/31/2020	14.19415	14.79108	3,467
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	11.79947	12.61685	112,121
01/01/2020 to 12/31/2020	12.61685	13.32628	14,132
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.75031	10.20853	1,046,362
01/01/2012 to 12/31/2012	10.20853	11.20949	977,208
01/01/2013 to 12/31/2013	11.20949	12.02555	622,114
01/01/2014 to 12/31/2014	12.02555	12.17890	515,940
01/01/2015 to 12/31/2015	12.17890	11.49803	242,816
01/01/2016 to 12/31/2016	11.49803	11.92772	170,445
01/01/2017 to 12/31/2017	11.92772	13.10066	184,981
01/01/2018 to 12/31/2018	13.10066	11.73840	91,440
01/01/2019 to 12/31/2019	11.73840	13.28930	38,380
01/01/2020 to 12/31/2020	13.28930	13.51062	0
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.85567	10.60206	804,539
01/01/2012 to 12/31/2012	10.60206	11.75349	727,952
01/01/2013 to 12/31/2013	11.75349	13.36402	502,277
01/01/2014 to 12/31/2014	13.36402	13.83287	392,382
01/01/2015 to 12/31/2015	13.83287	13.60228	253,693
01/01/2016 to 12/31/2016	13.60228	14.21286	177,211
01/01/2017 to 12/31/2017	14.21286	16.21263	245,624
01/01/2018 to 12/31/2018	16.21263	14.88231	116,476
01/01/2019 to 12/31/2019	14.88231	17.69133	42,348
01/01/2020 to 12/31/2020	17.69133	19.10109	0
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.74242	10.28929	241,024
01/01/2012 to 12/31/2012	10.28929	11.06887	177,803
01/01/2013 to 12/31/2013	11.06887	12.14092	86,879
01/01/2014 to 12/31/2014	12.14092	12.45207	127,810
01/01/2015 to 12/31/2015	12.45207	12.12681	119,962
01/01/2016 to 12/31/2016	12.12681	12.40004	82,582
01/01/2017 to 12/31/2017	12.40004	14.06069	110,198
01/01/2018 to 12/31/2018	14.06069	12.63050	40,384
01/01/2019 to 12/31/2019	12.63050	14.54479	13,521
01/01/2020 to 12/31/2020	14.54479	16.18881	0
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.70881	10.31990	1,250,420
01/01/2012 to 12/31/2012	10.31990	11.32248	1,131,974
01/01/2013 to 12/31/2013	11.32248	12.99434	872,659
01/01/2014 to 12/31/2014	12.99434	13.50263	839,150
01/01/2015 to 12/31/2015	13.50263	13.23437	575,512
01/01/2016 to 12/31/2016	13.23437	13.72389	480,426
01/01/2017 to 12/31/2017	13.72389	15.38431	501,045
01/01/2018 to 12/31/2018	15.38431	14.26487	238,813
01/01/2019 to 12/31/2019	14.26487	16.61742	60,309
01/01/2020 to 12/31/2020	16.61742	18.11799	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99796	9.11678	12,349
01/01/2012 to 12/31/2012	9.11678	9.95090	23,304
01/01/2013 to 12/31/2013	9.95090	10.76063	80,042
01/01/2014 to 12/31/2014	10.76063	11.01087	76,476
01/01/2015 to 12/31/2015	11.01087	10.41889	38,762
01/01/2016 to 12/31/2016	10.41889	10.87175	16,391
01/01/2017 to 12/31/2017	10.87175	11.94375	14,100
01/01/2018 to 12/31/2018	11.94375	11.03452	13,646
01/01/2019 to 12/31/2019	11.03452	12.66097	9,419
01/01/2020 to 12/31/2020	12.66097	12.93589	0
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.04039	10.01505	45,426
01/01/2012 to 12/31/2012	10.01505	10.22803	49,538
01/01/2013 to 12/31/2013	10.22803	9.76064	94,443
01/01/2014 to 12/31/2014	9.76064	9.51233	123,171
01/01/2015 to 12/31/2015	9.51233	9.32415	104,293
01/01/2016 to 12/31/2016	9.32415	9.24531	70,290
01/01/2017 to 12/31/2017	9.24531	9.17300	82,418
01/01/2018 to 12/31/2018	9.17300	9.01378	43,130
01/01/2019 to 12/31/2019	9.01378	9.19938	34,149
01/01/2020 to 12/31/2020	9.19938	9.20411	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.31195	10.37954	456,300
01/01/2012 to 12/31/2012	10.37954	11.06872	345,283
01/01/2013 to 12/31/2013	11.06872	10.59913	206,735
01/01/2014 to 12/31/2014	10.59913	10.77703	217,756
01/01/2015 to 12/31/2015	10.77703	10.29127	136,639
01/01/2016 to 12/31/2016	10.29127	10.46427	113,899
01/01/2017 to 12/31/2017	10.46427	10.65381	140,816
01/01/2018 to 12/31/2018	10.65381	10.32281	81,475
01/01/2019 to 12/31/2019	10.32281	10.99889	36,515
01/01/2020 to 12/31/2020	10.99889	11.51977	0
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.72043	12.58139	4,587,235
01/01/2012 to 12/31/2012	12.58139	13.10650	4,061,820
01/01/2013 to 12/31/2013	13.10650	11.89035	2,516,801
01/01/2014 to 12/31/2014	11.89035	12.48997	2,385,868
01/01/2015 to 12/31/2015	12.48997	12.40123	2,384,935
01/01/2016 to 12/31/2016	12.40123	12.34409	2,138,547
01/01/2017 to 12/31/2017	12.34409	12.23276	1,675,148
01/01/2018 to 12/31/2018	12.23276	11.93941	1,777,077
01/01/2019 to 12/31/2019	11.93941	12.23728	99,634
01/01/2020 to 12/31/2020	12.23728	12.31359	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99796	11.94123	1,442,676
01/01/2012 to 12/31/2012	11.94123	12.32942	2,659,203
01/01/2013 to 12/31/2013	12.32942	10.85512	2,306,731
01/01/2014 to 12/31/2014	10.85512	11.68722	1,749,443
01/01/2015 to 12/31/2015	11.68722	11.63989	2,152,724
01/01/2016 to 12/31/2016	11.63989	11.56285	2,084,946
01/01/2017 to 12/31/2017	11.56285	11.45727	1,514,685
01/01/2018 to 12/31/2018	11.45727	11.15865	1,383,005
01/01/2019 to 12/31/2019	11.15865	11.52660	977,267
01/01/2020 to 12/31/2020	11.52660	11.80741	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99729	10.33005	487,479
01/01/2013 to 12/31/2013	10.33005	9.04911	3,451,066
01/01/2014 to 12/31/2014	9.04911	9.94137	1,617,369
01/01/2015 to 12/31/2015	9.94137	9.96039	28,223
01/01/2016 to 12/31/2016	9.96039	9.90260	107,728
01/01/2017 to 12/31/2017	9.90260	9.82436	21,059
01/01/2018 to 12/31/2018	9.82436	9.55715	153,801
01/01/2019 to 12/31/2019	9.55715	9.92984	23,786
01/01/2020 to 12/31/2020	9.92984	10.34266	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99864	8.69147	1,148,155
01/01/2014 to 12/31/2014	8.69147	9.71567	574,997
01/01/2015 to 12/31/2015	9.71567	9.74683	35,621
01/01/2016 to 12/31/2016	9.74683	9.68987	20,197
01/01/2017 to 12/31/2017	9.68987	9.61216	194,575
01/01/2018 to 12/31/2018	9.61216	9.31515	466,668
01/01/2019 to 12/31/2019	9.31515	9.80996	64,364
01/01/2020 to 12/31/2020	9.80996	10.39797	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99864	11.22813	386,757
01/01/2015 to 12/31/2015	11.22813	11.17187	3,228,698
01/01/2016 to 12/31/2016	11.17187	11.16802	349,993
01/01/2017 to 12/31/2017	11.16802	11.09442	151,916
01/01/2018 to 12/31/2018	11.09442	10.74172	641,963
01/01/2019 to 12/31/2019	10.74172	11.39199	87,463
01/01/2020 to 12/31/2020	11.39199	12.37393	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99864	9.87207	403,572
01/01/2016 to 12/31/2016	9.87207	9.83071	1,937,013
01/01/2017 to 12/31/2017	9.83071	9.82266	1,343,129
01/01/2018 to 12/31/2018	9.82266	9.48108	1,456,672
01/01/2019 to 12/31/2019	9.48108	10.17636	36,349
01/01/2020 to 12/31/2020	10.17636	10.98713	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99729	9.81421	2,418,167
01/01/2017 to 12/31/2017	9.81421	9.83141	1,682,707
01/01/2018 to 12/31/2018	9.83141	9.46851	1,860,178
01/01/2019 to 12/31/2019	9.46851	10.22359	162,799
01/01/2020 to 12/31/2020	10.22359	11.15699	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99728	9.97034	68,956
01/01/2018 to 12/31/2018	9.97034	9.52499	843,391
01/01/2019 to 12/31/2019	9.52499	10.36848	104,073
01/01/2020 to 12/31/2020	10.36848	11.59954	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99728	9.59768	74,785
01/01/2019 to 12/31/2019	9.59768	10.51388	73,107
01/01/2020 to 12/31/2020	10.51388	11.92717	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99864	11.15983	27,549
01/01/2020 to 12/31/2020	11.15983	12.46637	0
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99864	11.04280	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.78911	10.26974	1,181,764
01/01/2012 to 12/31/2012	10.26974	11.39253	1,104,640
01/01/2013 to 12/31/2013	11.39253	13.63408	1,007,030
01/01/2014 to 12/31/2014	13.63408	14.23039	995,598
01/01/2015 to 12/31/2015	14.23039	13.95576	628,367
01/01/2016 to 12/31/2016	13.95576	14.54546	493,812
01/01/2017 to 12/31/2017	14.54546	16.72864	679,646
01/01/2018 to 12/31/2018	16.72864	15.30194	328,692
01/01/2019 to 12/31/2019	15.30194	18.24800	171,252
01/01/2020 to 12/31/2020	18.24800	20.18986	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99796	11.58193	2,749
01/01/2014 to 12/31/2014	11.58193	12.83593	3,571
01/01/2015 to 12/31/2015	12.83593	12.07417	2,710
01/01/2016 to 12/31/2016	12.07417	13.53352	15,257
01/01/2017 to 12/31/2017	13.53352	15.63273	28,890
01/01/2018 to 12/31/2018	15.63273	14.52108	14,838
01/01/2019 to 12/31/2019	14.52108	18.56095	5,996
01/01/2020 to 12/31/2020	18.56095	18.96204	0
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.49847	10.65192	8,549
01/01/2012 to 12/31/2012	10.65192	13.17581	10,521
01/01/2013 to 12/31/2013	13.17581	13.41175	4,913
01/01/2014 to 12/31/2014	13.41175	14.90483	5,804
01/01/2015 to 12/31/2015	14.90483	14.52657	4,523
01/01/2016 to 12/31/2016	14.52657	14.29846	3,436
01/01/2017 to 12/31/2017	14.29846	15.46761	4,183
01/01/2018 to 12/31/2018	15.46761	14.37593	3,220
01/01/2019 to 12/31/2019	14.37593	17.54745	572
01/01/2020 to 12/31/2020	17.54745	16.61319	0
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.73793	12.20547	27,769
01/01/2012 to 12/31/2012	12.20547	13.73334	33,487
01/01/2013 to 12/31/2013	13.73334	13.81662	14,725
01/01/2014 to 12/31/2014	13.81662	17.64499	15,378
01/01/2015 to 12/31/2015	17.64499	18.04655	13,375
01/01/2016 to 12/31/2016	18.04655	18.45338	9,334
01/01/2017 to 12/31/2017	18.45338	19.12691	7,724
01/01/2018 to 12/31/2018	19.12691	17.76857	3,958
01/01/2019 to 12/31/2019	17.76857	22.74434	1,785
01/01/2020 to 12/31/2020	22.74434	21.55751	0
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.62845	9.04437	81,312
01/01/2012 to 12/31/2012	9.04437	10.40420	66,882
01/01/2013 to 12/31/2013	10.40420	10.17201	36,025
01/01/2014 to 12/31/2014	10.17201	9.45806	36,857
01/01/2015 to 12/31/2015	9.45806	7.68289	33,548
01/01/2016 to 12/31/2016	7.68289	8.42163	33,302
01/01/2017 to 12/31/2017	8.42163	10.38308	34,105
01/01/2018 to 12/31/2018	10.38308	8.70465	27,013
01/01/2019 to 12/31/2019	8.70465	9.62485	15,534
01/01/2020 to 12/31/2020	9.62485	9.77007	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.97022	10.54089	708,843
01/01/2012 to 12/31/2012	10.54089	11.37581	649,891
01/01/2013 to 12/31/2013	11.37581	12.73519	542,152
01/01/2014 to 12/31/2014	12.73519	12.81461	387,375
01/01/2015 to 12/31/2015	12.81461	12.62449	182,500
01/01/2016 to 12/31/2016	12.62449	12.83984	126,773
01/01/2017 to 12/31/2017	12.83984	14.58949	152,045
01/01/2018 to 12/31/2018	14.58949	13.12791	72,102
01/01/2019 to 12/31/2019	13.12791	15.36772	21,305
01/01/2020 to 12/31/2020	15.36772	16.30437	0
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99932	10.05662	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.65857	10.34518	147,454
01/01/2012 to 12/31/2012	10.34518	11.11353	103,290
01/01/2013 to 12/31/2013	11.11353	11.90604	51,885
01/01/2014 to 12/31/2014	11.90604	12.08366	82,864
01/01/2015 to 12/31/2015	12.08366	11.68036	60,730
01/01/2016 to 12/31/2016	11.68036	11.99377	37,974
01/01/2017 to 12/31/2017	11.99377	13.13801	86,730
01/01/2018 to 12/31/2018	13.13801	11.90987	42,955
01/01/2019 to 12/31/2019	11.90987	13.47957	23,766
01/01/2020 to 12/31/2020	13.47957	14.32839	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.44456	11.30993	41,071
01/01/2012 to 12/31/2012	11.30993	12.76351	31,161
01/01/2013 to 12/31/2013	12.76351	17.28357	90,823
01/01/2014 to 12/31/2014	17.28357	18.07377	166,317
01/01/2015 to 12/31/2015	18.07377	16.66225	147,332
01/01/2016 to 12/31/2016	16.66225	20.20706	124,603
01/01/2017 to 12/31/2017	20.20706	22.11604	77,236
01/01/2018 to 12/31/2018	22.11604	18.53699	24,567
01/01/2019 to 12/31/2019	18.53699	22.17616	18,547
01/01/2020 to 12/31/2020	22.17616	22.15990	0
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.80382	9.56603	104,231
01/01/2012 to 12/31/2012	9.56603	9.33180	59,497
01/01/2013 to 12/31/2013	9.33180	9.10326	23,231
01/01/2014 to 12/31/2014	9.10326	8.88014	18,379
01/01/2015 to 12/31/2015	8.88014	8.66263	27,666
01/01/2016 to 12/31/2016	8.66263	8.45098	25,976
01/01/2017 to 12/31/2017	8.45098	8.27271	15,886
01/01/2018 to 12/31/2018	8.27271	8.17381	5,333
01/01/2019 to 12/31/2019	8.17381	8.10841	727
01/01/2020 to 12/31/2020	8.10841	7.92742	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.71987	10.78949	80,740
01/01/2012 to 12/31/2012	10.78949	11.98506	32,851
01/01/2013 to 12/31/2013	11.98506	12.53095	41,481
01/01/2014 to 12/31/2014	12.53095	12.53665	45,865
01/01/2015 to 12/31/2015	12.53665	11.79366	21,054
01/01/2016 to 12/31/2016	11.79366	13.27686	16,680
01/01/2017 to 12/31/2017	13.27686	13.92023	11,910
01/01/2018 to 12/31/2018	13.92023	13.30767	6,162
01/01/2019 to 12/31/2019	13.30767	14.96785	722
01/01/2020 to 12/31/2020	14.96785	14.98597	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.57650	9.88604	16,219
01/01/2012 to 12/31/2012	9.88604	11.27190	13,356
01/01/2013 to 12/31/2013	11.27190	15.37897	23,784
01/01/2014 to 12/31/2014	15.37897	17.06442	19,246
01/01/2015 to 12/31/2015	17.06442	15.34183	9,024
01/01/2016 to 12/31/2016	15.34183	17.94319	6,864
01/01/2017 to 12/31/2017	17.94319	20.86445	9,319
01/01/2018 to 12/31/2018	20.86445	17.47028	7,768
01/01/2019 to 12/31/2019	17.47028	22.07373	5,951
01/01/2020 to 12/31/2020	22.07373	21.59126	0
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.21224	9.52422	23,113
01/01/2012 to 12/31/2012	9.52422	11.18271	28,321
01/01/2013 to 12/31/2013	11.18271	12.98759	15,968
01/01/2014 to 12/31/2014	12.98759	11.96938	13,433
01/01/2015 to 12/31/2015	11.96938	12.04366	8,198
01/01/2016 to 12/31/2016	12.04366	11.30530	4,913
01/01/2017 to 12/31/2017	11.30530	14.93641	13,025
01/01/2018 to 12/31/2018	14.93641	12.62620	10,004
01/01/2019 to 12/31/2019	12.62620	16.27200	5,648
01/01/2020 to 12/31/2020	16.27200	20.84521	0
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.75268	9.17316	19,353
01/01/2012 to 12/31/2012	9.17316	10.44038	11,831
01/01/2013 to 12/31/2013	10.44038	12.16729	4,612
01/01/2014 to 12/31/2014	12.16729	11.07349	6,281
01/01/2015 to 12/31/2015	11.07349	10.89035	7,999
01/01/2016 to 12/31/2016	10.89035	10.68584	3,620
01/01/2017 to 12/31/2017	10.68584	12.80298	12,849
01/01/2018 to 12/31/2018	12.80298	10.47239	11,168
01/01/2019 to 12/31/2019	10.47239	12.26135	6,958
01/01/2020 to 12/31/2020	12.26135	11.88844	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.82869	10.50361	210,711
01/01/2012 to 12/31/2012	10.50361	11.63772	164,830
01/01/2013 to 12/31/2013	11.63772	13.20113	77,929
01/01/2014 to 12/31/2014	13.20113	13.69735	99,223
01/01/2015 to 12/31/2015	13.69735	13.22187	63,531
01/01/2016 to 12/31/2016	13.22187	13.57172	39,306
01/01/2017 to 12/31/2017	13.57172	15.48512	52,770
01/01/2018 to 12/31/2018	15.48512	13.99022	26,056
01/01/2019 to 12/31/2019	13.99022	16.29916	15,630
01/01/2020 to 12/31/2020	16.29916	17.99232	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.51577	9.31972	17,022
01/01/2012 to 12/31/2012	9.31972	11.08286	17,036
01/01/2013 to 12/31/2013	11.08286	12.47210	12,129
01/01/2014 to 12/31/2014	12.47210	11.39201	16,267
01/01/2015 to 12/31/2015	11.39201	10.80224	8,830
01/01/2016 to 12/31/2016	10.80224	10.74176	8,656
01/01/2017 to 12/31/2017	10.74176	13.58465	18,572
01/01/2018 to 12/31/2018	13.58465	10.93524	14,420
01/01/2019 to 12/31/2019	10.93524	13.57140	8,672
01/01/2020 to 12/31/2020	13.57140	14.97060	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.54573	10.31175	152,120
01/01/2012 to 12/31/2012	10.31175	11.13698	105,154
01/01/2013 to 12/31/2013	11.13698	12.06278	40,659
01/01/2014 to 12/31/2014	12.06278	12.40833	74,831
01/01/2015 to 12/31/2015	12.40833	12.08220	49,033
01/01/2016 to 12/31/2016	12.08220	12.23929	25,459
01/01/2017 to 12/31/2017	12.23929	13.39000	28,850
01/01/2018 to 12/31/2018	13.39000	12.39071	19,467
01/01/2019 to 12/31/2019	12.39071	13.85300	11,289
01/01/2020 to 12/31/2020	13.85300	15.04780	0
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.73371	10.54054	5,284
01/01/2012 to 12/31/2012	10.54054	11.84341	9,256
01/01/2013 to 12/31/2013	11.84341	15.76964	9,312
01/01/2014 to 12/31/2014	15.76964	16.84537	12,912
01/01/2015 to 12/31/2015	16.84537	18.18017	7,637
01/01/2016 to 12/31/2016	18.18017	17.47608	3,580
01/01/2017 to 12/31/2017	17.47608	23.15800	4,038
01/01/2018 to 12/31/2018	23.15800	22.22349	2,307
01/01/2019 to 12/31/2019	22.22349	28.74708	980
01/01/2020 to 12/31/2020	28.74708	43.19760	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.26074	10.88492	32,765
01/01/2012 to 12/31/2012	10.88492	11.92027	55,743
01/01/2013 to 12/31/2013	11.92027	15.88576	19,055
01/01/2014 to 12/31/2014	15.88576	17.13764	25,866
01/01/2015 to 12/31/2015	17.13764	18.40155	20,949
01/01/2016 to 12/31/2016	18.40155	18.95278	13,699
01/01/2017 to 12/31/2017	18.95278	24.58958	79,866
01/01/2018 to 12/31/2018	24.58958	23.33908	59,151
01/01/2019 to 12/31/2019	23.33908	29.96882	40,519
01/01/2020 to 12/31/2020	29.96882	38.47093	0
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.85175	10.25460	25,192
01/01/2012 to 12/31/2012	10.25460	12.31152	44,434
01/01/2013 to 12/31/2013	12.31152	15.32895	250,442
01/01/2014 to 12/31/2014	15.32895	15.49628	390,677
01/01/2015 to 12/31/2015	15.49628	14.89513	337,144
01/01/2016 to 12/31/2016	14.89513	15.56455	292,597
01/01/2017 to 12/31/2017	15.56455	18.80426	271,196
01/01/2018 to 12/31/2018	18.80426	16.58885	123,915
01/01/2019 to 12/31/2019	16.58885	21.03034	80,191
01/01/2020 to 12/31/2020	21.03034	23.42413	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99797	10.26668	41,111
01/01/2013 to 12/31/2013	10.26668	11.90955	14,343
01/01/2014 to 12/31/2014	11.90955	12.21473	8,586
01/01/2015 to 12/31/2015	12.21473	11.76755	5,699
01/01/2016 to 12/31/2016	11.76755	11.97612	3,661
01/01/2017 to 12/31/2017	11.97612	13.61042	4,200
01/01/2018 to 12/31/2018	13.61042	12.17660	3,063
01/01/2019 to 12/31/2019	12.17660	14.58217	2,532
01/01/2020 to 12/31/2020	14.58217	15.62943	0
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.82739	10.49984	7,990
01/01/2012 to 12/31/2012	10.49984	11.99213	13,797
01/01/2013 to 12/31/2013	11.99213	15.99255	13,770
01/01/2014 to 12/31/2014	15.99255	16.95954	17,533
01/01/2015 to 12/31/2015	16.95954	17.74002	6,507
01/01/2016 to 12/31/2016	17.74002	17.63717	8,393
01/01/2017 to 12/31/2017	17.63717	22.49002	10,235
01/01/2018 to 12/31/2018	22.49002	22.40759	6,950
01/01/2019 to 12/31/2019	22.40759	30.11674	2,080
01/01/2020 to 12/31/2020	30.11674	38.33311	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99797	10.16591	0
01/01/2013 to 12/31/2013	10.16591	13.33883	1,838
01/01/2014 to 12/31/2014	13.33883	14.34158	4,476
01/01/2015 to 12/31/2015	14.34158	13.88901	8,589
01/01/2016 to 12/31/2016	13.88901	15.37133	17,345
01/01/2017 to 12/31/2017	15.37133	17.59610	15,011
01/01/2018 to 12/31/2018	17.59610	15.42047	9,478
01/01/2019 to 12/31/2019	15.42047	19.45734	6,642
01/01/2020 to 12/31/2020	19.45734	19.71971	0
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.36976	10.76129	40,255
01/01/2012 to 12/31/2012	10.76129	12.55624	33,008
01/01/2013 to 12/31/2013	12.55624	16.19167	22,614
01/01/2014 to 12/31/2014	16.19167	17.61574	28,716
01/01/2015 to 12/31/2015	17.61574	16.20705	256,572
01/01/2016 to 12/31/2016	16.20705	16.07090	220,219
01/01/2017 to 12/31/2017	16.07090	19.92575	243,921
01/01/2018 to 12/31/2018	19.92575	18.58961	117,988
01/01/2019 to 12/31/2019	18.58961	23.60265	79,594
01/01/2020 to 12/31/2020	23.60265	31.04606	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.18938	10.64447	24,128
01/01/2012 to 12/31/2012	10.64447	12.16168	21,619
01/01/2013 to 12/31/2013	12.16168	16.84763	25,421
01/01/2014 to 12/31/2014	16.84763	18.77699	38,138
01/01/2015 to 12/31/2015	18.77699	17.28431	19,628
01/01/2016 to 12/31/2016	17.28431	19.93589	34,177
01/01/2017 to 12/31/2017	19.93589	22.13065	27,496
01/01/2018 to 12/31/2018	22.13065	18.03592	15,556
01/01/2019 to 12/31/2019	18.03592	21.29151	9,985
01/01/2020 to 12/31/2020	21.29151	20.39901	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.55451	10.39894	867,086
01/01/2012 to 12/31/2012	10.39894	11.19608	823,343
01/01/2013 to 12/31/2013	11.19608	11.92788	359,644
01/01/2014 to 12/31/2014	11.92788	12.30764	365,749
01/01/2015 to 12/31/2015	12.30764	12.02328	214,879
01/01/2016 to 12/31/2016	12.02328	12.37743	139,923
01/01/2017 to 12/31/2017	12.37743	13.29818	136,125
01/01/2018 to 12/31/2018	13.29818	12.60219	94,789
01/01/2019 to 12/31/2019	12.60219	14.10543	40,885
01/01/2020 to 12/31/2020	14.10543	15.00941	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01788	10.05643	1,632
01/01/2012 to 12/31/2012	10.05643	10.50712	7,271
01/01/2013 to 12/31/2013	10.50712	10.01269	8,073
01/01/2014 to 12/31/2014	10.01269	10.35944	12,604
01/01/2015 to 12/31/2015	10.35944	10.07855	11,295
01/01/2016 to 12/31/2016	10.07855	10.24604	11,002
01/01/2017 to 12/31/2017	10.24604	10.56250	36,554
01/01/2018 to 12/31/2018	10.56250	10.21860	20,121
01/01/2019 to 12/31/2019	10.21860	10.94066	2,990
01/01/2020 to 12/31/2020	10.94066	11.31829	0
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.46234	10.48701	565,331
01/01/2012 to 12/31/2012	10.48701	11.55136	525,857
01/01/2013 to 12/31/2013	11.55136	13.18697	317,423
01/01/2014 to 12/31/2014	13.18697	14.04719	330,365
01/01/2015 to 12/31/2015	14.04719	13.61907	376,974
01/01/2016 to 12/31/2016	13.61907	14.62732	289,500
01/01/2017 to 12/31/2017	14.62732	16.56694	650,981
01/01/2018 to 12/31/2018	16.56694	14.93130	332,844
01/01/2019 to 12/31/2019	14.93130	17.35892	103,573
01/01/2020 to 12/31/2020	17.35892	17.92538	0
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.84746	10.94802	4,463
01/01/2012 to 12/31/2012	10.94802	12.68749	5,825
01/01/2013 to 12/31/2013	12.68749	16.39033	4,673
01/01/2014 to 12/31/2014	16.39033	18.74107	3,887
01/01/2015 to 12/31/2015	18.74107	18.84482	3,180
01/01/2016 to 12/31/2016	18.84482	21.11353	2,180
01/01/2017 to 12/31/2017	21.11353	25.18093	35,350
01/01/2018 to 12/31/2018	25.18093	22.54238	25,337
01/01/2019 to 12/31/2019	22.54238	27.37015	19,229
01/01/2020 to 12/31/2020	27.37015	25.31445	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99796	8.85121	0
01/01/2012 to 12/31/2012	8.85121	9.77011	0
01/01/2013 to 12/31/2013	9.77011	11.66555	0
01/01/2014 to 12/31/2014	11.66555	12.11951	0
01/01/2015 to 12/31/2015	12.11951	11.84042	0
01/01/2016 to 12/31/2016	11.84042	12.28129	0
01/01/2017 to 12/31/2017	12.28129	14.16066	0
01/01/2018 to 12/31/2018	14.16066	12.91015	0
01/01/2019 to 12/31/2019	12.91015	15.26440	0
01/01/2020 to 12/31/2020	15.26440	16.61408	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.10887	10.26372	33,764
01/01/2012 to 12/31/2012	10.26372	12.02157	22,467
01/01/2013 to 12/31/2013	12.02157	16.51317	12,832
01/01/2014 to 12/31/2014	16.51317	16.90455	15,327
01/01/2015 to 12/31/2015	16.90455	16.71051	8,714
01/01/2016 to 12/31/2016	16.71051	17.55716	5,631
01/01/2017 to 12/31/2017	17.55716	21.87116	7,099
01/01/2018 to 12/31/2018	21.87116	19.01897	4,986
01/01/2019 to 12/31/2019	19.01897	25.32172	2,165
01/01/2020 to 12/31/2020	25.32172	33.39325	0
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.56702	12.13960	23,037
01/01/2012 to 12/31/2012	12.13960	13.28352	29,382
01/01/2013 to 12/31/2013	13.28352	17.51609	16,872
01/01/2014 to 12/31/2014	17.51609	17.73947	16,895
01/01/2015 to 12/31/2015	17.73947	17.44072	12,939
01/01/2016 to 12/31/2016	17.44072	19.06913	12,440
01/01/2017 to 12/31/2017	19.06913	23.05233	10,494
01/01/2018 to 12/31/2018	23.05233	20.59461	4,543
01/01/2019 to 12/31/2019	20.59461	26.14127	2,091
01/01/2020 to 12/31/2020	26.14127	37.84145	0
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.42118	10.47587	19,315
01/01/2012 to 12/31/2012	10.47587	12.07466	28,319
01/01/2013 to 12/31/2013	12.07466	16.18447	27,508
01/01/2014 to 12/31/2014	16.18447	16.61963	25,283
01/01/2015 to 12/31/2015	16.61963	15.51363	17,612
01/01/2016 to 12/31/2016	15.51363	19.55435	17,351
01/01/2017 to 12/31/2017	19.55435	20.47823	12,893
01/01/2018 to 12/31/2018	20.47823	16.56301	6,464
01/01/2019 to 12/31/2019	16.56301	19.70854	3,825
01/01/2020 to 12/31/2020	19.70854	19.39154	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.65016	10.59574	558,590
01/01/2012 to 12/31/2012	10.59574	11.73064	483,571
01/01/2013 to 12/31/2013	11.73064	13.36952	331,507
01/01/2014 to 12/31/2014	13.36952	13.80879	338,148
01/01/2015 to 12/31/2015	13.80879	13.47606	322,942
01/01/2016 to 12/31/2016	13.47606	14.13850	230,437
01/01/2017 to 12/31/2017	14.13850	15.91827	312,404
01/01/2018 to 12/31/2018	15.91827	14.69909	142,793
01/01/2019 to 12/31/2019	14.69909	17.32791	68,902
01/01/2020 to 12/31/2020	17.32791	19.02209	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.09254	10.63770	65,252
01/01/2012 to 12/31/2012	10.63770	12.20110	78,203
01/01/2013 to 12/31/2013	12.20110	17.14257	160,881
01/01/2014 to 12/31/2014	17.14257	18.11822	201,746
01/01/2015 to 12/31/2015	18.11822	19.36822	155,918
01/01/2016 to 12/31/2016	19.36822	19.40469	133,959
01/01/2017 to 12/31/2017	19.40469	26.10277	96,583
01/01/2018 to 12/31/2018	26.10277	26.44420	30,285
01/01/2019 to 12/31/2019	26.44420	33.07872	18,142
01/01/2020 to 12/31/2020	33.07872	45.11383	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.62574	10.31479	10,609
01/01/2012 to 12/31/2012	10.31479	11.41003	30,132
01/01/2013 to 12/31/2013	11.41003	14.98514	14,322
01/01/2014 to 12/31/2014	14.98514	14.84571	21,676
01/01/2015 to 12/31/2015	14.84571	13.60370	22,986
01/01/2016 to 12/31/2016	13.60370	14.08438	13,032
01/01/2017 to 12/31/2017	14.08438	16.01470	10,161
01/01/2018 to 12/31/2018	16.01470	14.10329	2,783
01/01/2019 to 12/31/2019	14.10329	17.33060	9,299
01/01/2020 to 12/31/2020	17.33060	17.25926	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.43090	9.48762	118,919
01/01/2012 to 12/31/2012	9.48762	9.58963	80,259
01/01/2013 to 12/31/2013	9.58963	10.79343	37,681
01/01/2014 to 12/31/2014	10.79343	9.64854	47,806
01/01/2015 to 12/31/2015	9.64854	7.59992	41,232
01/01/2016 to 12/31/2016	7.59992	9.23919	33,980
01/01/2017 to 12/31/2017	9.23919	9.94245	37,014
01/01/2018 to 12/31/2018	9.94245	8.08245	24,545
01/01/2019 to 12/31/2019	8.08245	9.21429	11,993
01/01/2020 to 12/31/2020	9.21429	8.78866	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.45566	10.78976	17,086
01/01/2012 to 12/31/2012	10.78976	12.46281	11,167
01/01/2013 to 12/31/2013	12.46281	16.09848	12,525
01/01/2014 to 12/31/2014	16.09848	18.05487	10,400
01/01/2015 to 12/31/2015	18.05487	16.44857	4,238
01/01/2016 to 12/31/2016	16.44857	18.29245	2,336
01/01/2017 to 12/31/2017	18.29245	21.15246	2,695
01/01/2018 to 12/31/2018	21.15246	17.22172	1,668
01/01/2019 to 12/31/2019	17.22172	20.01619	439
01/01/2020 to 12/31/2020	20.01619	18.39086	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99796	8.78899	16,039
01/01/2012 to 12/31/2012	8.78899	9.51705	6,547
01/01/2013 to 12/31/2013	9.51705	11.18739	50,917
01/01/2014 to 12/31/2014	11.18739	11.51400	58,403
01/01/2015 to 12/31/2015	11.51400	11.16085	52,167
01/01/2016 to 12/31/2016	11.16085	11.59846	29,921
01/01/2017 to 12/31/2017	11.59846	12.85320	27,000
01/01/2018 to 12/31/2018	12.85320	11.91008	15,691
01/01/2019 to 12/31/2019	11.91008	14.00633	17,204
01/01/2020 to 12/31/2020	14.00633	14.57294	0
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.35895	10.71447	80,875
01/01/2012 to 12/31/2012	10.71447	11.27233	70,859
01/01/2013 to 12/31/2013	11.27233	10.83198	287,441
01/01/2014 to 12/31/2014	10.83198	11.32715	470,275
01/01/2015 to 12/31/2015	11.32715	11.18621	405,110
01/01/2016 to 12/31/2016	11.18621	11.47470	354,785
01/01/2017 to 12/31/2017	11.47470	11.90051	417,349
01/01/2018 to 12/31/2018	11.90051	11.34449	228,672
01/01/2019 to 12/31/2019	11.34449	12.42785	148,332
01/01/2020 to 12/31/2020	12.42785	13.10648	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.73250	10.17073	4,239,341
01/01/2012 to 12/31/2012	10.17073	11.14493	6,194,491
01/01/2013 to 12/31/2013	11.14493	11.93170	6,373,739
01/01/2014 to 12/31/2014	11.93170	12.05900	5,796,295
01/01/2015 to 12/31/2015	12.05900	11.36153	4,434,513
01/01/2016 to 12/31/2016	11.36153	11.76201	3,835,274
01/01/2017 to 12/31/2017	11.76201	12.89231	3,901,271
01/01/2018 to 12/31/2018	12.89231	11.52788	2,629,360
01/01/2019 to 12/31/2019	11.52788	13.02427	2,226,993
01/01/2020 to 12/31/2020	13.02427	13.21401	820,735
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.83775	10.56281	4,356,169
01/01/2012 to 12/31/2012	10.56281	11.68600	7,609,369
01/01/2013 to 12/31/2013	11.68600	13.25989	7,834,515
01/01/2014 to 12/31/2014	13.25989	13.69694	7,468,668
01/01/2015 to 12/31/2015	13.69694	13.44106	6,664,929
01/01/2016 to 12/31/2016	13.44106	14.01571	5,629,897
01/01/2017 to 12/31/2017	14.01571	15.95502	5,582,859
01/01/2018 to 12/31/2018	15.95502	14.61567	4,573,199
01/01/2019 to 12/31/2019	14.61567	17.33879	3,426,236
01/01/2020 to 12/31/2020	17.33879	18.68210	1,374,912
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.72465	10.25133	2,875,051
01/01/2012 to 12/31/2012	10.25133	11.00532	4,702,376
01/01/2013 to 12/31/2013	11.00532	12.04658	4,739,593
01/01/2014 to 12/31/2014	12.04658	12.33012	4,483,245
01/01/2015 to 12/31/2015	12.33012	11.98349	4,153,755
01/01/2016 to 12/31/2016	11.98349	12.22836	3,736,811
01/01/2017 to 12/31/2017	12.22836	13.83777	3,727,689
01/01/2018 to 12/31/2018	13.83777	12.40459	2,963,709
01/01/2019 to 12/31/2019	12.40459	14.25538	2,417,267
01/01/2020 to 12/31/2020	14.25538	15.83425	1,063,772
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.69113	10.28178	5,332,597
01/01/2012 to 12/31/2012	10.28178	11.25754	8,208,915
01/01/2013 to 12/31/2013	11.25754	12.89341	8,525,474
01/01/2014 to 12/31/2014	12.89341	13.37030	8,066,910
01/01/2015 to 12/31/2015	13.37030	13.07789	7,472,148
01/01/2016 to 12/31/2016	13.07789	13.53403	6,806,256
01/01/2017 to 12/31/2017	13.53403	15.14039	6,760,606
01/01/2018 to 12/31/2018	15.14039	14.00976	5,721,778
01/01/2019 to 12/31/2019	14.00976	16.28677	4,120,243
01/01/2020 to 12/31/2020	16.28677	17.72116	1,607,697

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99779	9.10428	806,990
01/01/2012 to 12/31/2012	9.10428	9.91691	1,943,918
01/01/2013 to 12/31/2013	9.91691	10.70194	1,950,366
01/01/2014 to 12/31/2014	10.70194	10.92829	1,907,607
01/01/2015 to 12/31/2015	10.92829	10.31939	1,795,103
01/01/2016 to 12/31/2016	10.31939	10.74584	1,647,753
01/01/2017 to 12/31/2017	10.74584	11.78131	1,669,581
01/01/2018 to 12/31/2018	11.78131	10.86203	1,397,028
01/01/2019 to 12/31/2019	10.86203	12.43761	1,378,928
01/01/2020 to 12/31/2020	12.43761	12.68166	748,764
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.02388	9.97809	210,539
01/01/2012 to 12/31/2012	9.97809	10.16918	266,496
01/01/2013 to 12/31/2013	10.16918	9.68440	251,734
01/01/2014 to 12/31/2014	9.68440	9.41855	205,549
01/01/2015 to 12/31/2015	9.41855	9.21319	183,650
01/01/2016 to 12/31/2016	9.21319	9.11634	178,897
01/01/2017 to 12/31/2017	9.11634	9.02683	197,715
01/01/2018 to 12/31/2018	9.02683	8.85188	187,413
01/01/2019 to 12/31/2019	8.85188	9.01561	176,101
01/01/2020 to 12/31/2020	9.01561	9.00156	37,181
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.29498	10.34127	3,004,507
01/01/2012 to 12/31/2012	10.34127	11.00518	4,568,519
01/01/2013 to 12/31/2013	11.00518	10.51669	4,613,033
01/01/2014 to 12/31/2014	10.51669	10.67123	4,173,685
01/01/2015 to 12/31/2015	10.67123	10.16942	3,399,872
01/01/2016 to 12/31/2016	10.16942	10.31918	3,088,934
01/01/2017 to 12/31/2017	10.31918	10.48466	3,338,469
01/01/2018 to 12/31/2018	10.48466	10.13792	2,721,609
01/01/2019 to 12/31/2019	10.13792	10.77988	2,097,329
01/01/2020 to 12/31/2020	10.77988	11.26724	823,649
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.77122	10.23176	4,508,569
01/01/2012 to 12/31/2012	10.23176	11.32704	7,481,046
01/01/2013 to 12/31/2013	11.32704	13.52792	8,144,806
01/01/2014 to 12/31/2014	13.52792	14.09066	8,188,275
01/01/2015 to 12/31/2015	14.09066	13.79042	7,716,721
01/01/2016 to 12/31/2016	13.79042	14.34367	6,862,185
01/01/2017 to 12/31/2017	14.34367	16.46294	6,816,646
01/01/2018 to 12/31/2018	16.46294	15.02783	5,765,144
01/01/2019 to 12/31/2019	15.02783	17.88436	3,966,038
01/01/2020 to 12/31/2020	17.88436	19.74686	1,706,972
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99779	11.56161	18,728
01/01/2014 to 12/31/2014	11.56161	12.78708	37,800
01/01/2015 to 12/31/2015	12.78708	12.00361	51,364
01/01/2016 to 12/31/2016	12.00361	13.42687	152,375
01/01/2017 to 12/31/2017	13.42687	15.47778	231,919
01/01/2018 to 12/31/2018	15.47778	14.34747	192,296
01/01/2019 to 12/31/2019	14.34747	18.30168	175,603
01/01/2020 to 12/31/2020	18.30168	18.65879	61,331

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.47951	10.61265	93,524
01/01/2012 to 12/31/2012	10.61265	13.10012	154,538
01/01/2013 to 12/31/2013	13.10012	13.30738	178,127
01/01/2014 to 12/31/2014	13.30738	14.75863	163,197
01/01/2015 to 12/31/2015	14.75863	14.35460	130,087
01/01/2016 to 12/31/2016	14.35460	14.10026	200,557
01/01/2017 to 12/31/2017	14.10026	15.22212	200,161
01/01/2018 to 12/31/2018	15.22212	14.11862	148,980
01/01/2019 to 12/31/2019	14.11862	17.19808	132,758
01/01/2020 to 12/31/2020	17.19808	16.24904	38,126
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.71858	12.16046	197,922
01/01/2012 to 12/31/2012	12.16046	13.65459	328,967
01/01/2013 to 12/31/2013	13.65459	13.70926	327,378
01/01/2014 to 12/31/2014	13.70926	17.47202	297,918
01/01/2015 to 12/31/2015	17.47202	17.83308	258,221
01/01/2016 to 12/31/2016	17.83308	18.19786	265,195
01/01/2017 to 12/31/2017	18.19786	18.82341	248,186
01/01/2018 to 12/31/2018	18.82341	17.45059	175,880
01/01/2019 to 12/31/2019	17.45059	22.29156	144,119
01/01/2020 to 12/31/2020	22.29156	21.08481	65,069
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.60926	9.01089	389,169
01/01/2012 to 12/31/2012	9.01089	10.34449	578,018
01/01/2013 to 12/31/2013	10.34449	10.09286	590,357
01/01/2014 to 12/31/2014	10.09286	9.36519	619,777
01/01/2015 to 12/31/2015	9.36519	7.59191	533,417
01/01/2016 to 12/31/2016	7.59191	8.30490	536,066
01/01/2017 to 12/31/2017	8.30490	10.21823	555,643
01/01/2018 to 12/31/2018	10.21823	8.54885	464,590
01/01/2019 to 12/31/2019	8.54885	9.43329	366,944
01/01/2020 to 12/31/2020	9.43329	9.55616	124,468
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.95228	10.50216	3,032,510
01/01/2012 to 12/31/2012	10.50216	11.31067	4,832,563
01/01/2013 to 12/31/2013	11.31067	12.63622	5,486,700
01/01/2014 to 12/31/2014	12.63622	12.68900	4,715,513
01/01/2015 to 12/31/2015	12.68900	12.47514	4,320,790
01/01/2016 to 12/31/2016	12.47514	12.66192	3,768,090
01/01/2017 to 12/31/2017	12.66192	14.35791	3,692,544
01/01/2018 to 12/31/2018	14.35791	12.89286	2,914,677
01/01/2019 to 12/31/2019	12.89286	15.06159	2,275,996
01/01/2020 to 12/31/2020	15.06159	15.94690	914,429
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99927	10.05387	41,324

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.64093	10.30697	2,246,399
01/01/2012 to 12/31/2012	10.30697	11.04976	3,530,504
01/01/2013 to 12/31/2013	11.04976	11.81336	3,476,933
01/01/2014 to 12/31/2014	11.81336	11.96511	3,155,584
01/01/2015 to 12/31/2015	11.96511	11.54211	2,598,054
01/01/2016 to 12/31/2016	11.54211	11.82752	2,308,552
01/01/2017 to 12/31/2017	11.82752	12.92935	2,455,092
01/01/2018 to 12/31/2018	12.92935	11.69660	1,711,195
01/01/2019 to 12/31/2019	11.69660	13.21103	1,506,381
01/01/2020 to 12/31/2020	13.21103	14.01404	756,521
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.42557	11.26813	248,551
01/01/2012 to 12/31/2012	11.26813	12.69009	365,989
01/01/2013 to 12/31/2013	12.69009	17.14902	398,969
01/01/2014 to 12/31/2014	17.14902	17.89632	406,716
01/01/2015 to 12/31/2015	17.89632	16.46480	347,254
01/01/2016 to 12/31/2016	16.46480	19.92663	310,486
01/01/2017 to 12/31/2017	19.92663	21.76456	314,872
01/01/2018 to 12/31/2018	21.76456	18.20492	244,238
01/01/2019 to 12/31/2019	18.20492	21.73435	185,759
01/01/2020 to 12/31/2020	21.73435	21.67384	72,420
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.78749	9.53079	795,470
01/01/2012 to 12/31/2012	9.53079	9.27839	815,092
01/01/2013 to 12/31/2013	9.27839	9.03243	699,730
01/01/2014 to 12/31/2014	9.03243	8.79316	485,524
01/01/2015 to 12/31/2015	8.79316	8.56022	394,506
01/01/2016 to 12/31/2016	8.56022	8.33397	433,012
01/01/2017 to 12/31/2017	8.33397	8.14140	306,293
01/01/2018 to 12/31/2018	8.14140	8.02750	272,919
01/01/2019 to 12/31/2019	8.02750	7.94690	216,147
01/01/2020 to 12/31/2020	7.94690	7.75352	139,419
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.70219	10.74978	210,383
01/01/2012 to 12/31/2012	10.74978	11.91634	399,969
01/01/2013 to 12/31/2013	11.91634	12.43356	391,075
01/01/2014 to 12/31/2014	12.43356	12.41372	395,384
01/01/2015 to 12/31/2015	12.41372	11.65412	307,926
01/01/2016 to 12/31/2016	11.65412	13.09284	293,445
01/01/2017 to 12/31/2017	13.09284	13.69916	301,623
01/01/2018 to 12/31/2018	13.69916	13.06932	243,015
01/01/2019 to 12/31/2019	13.06932	14.66965	163,304
01/01/2020 to 12/31/2020	14.66965	14.65733	59,994
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.55912	9.84961	47,578
01/01/2012 to 12/31/2012	9.84961	11.20732	69,207
01/01/2013 to 12/31/2013	11.20732	15.25943	147,400
01/01/2014 to 12/31/2014	15.25943	16.89710	194,934
01/01/2015 to 12/31/2015	16.89710	15.16026	158,045
01/01/2016 to 12/31/2016	15.16026	17.69458	146,770
01/01/2017 to 12/31/2017	17.69458	20.53331	198,479
01/01/2018 to 12/31/2018	20.53331	17.15758	195,029
01/01/2019 to 12/31/2019	17.15758	21.63442	117,878
01/01/2020 to 12/31/2020	21.63442	21.11812	23,282

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.19364	9.48900	134,692
01/01/2012 to 12/31/2012	9.48900	11.11855	200,665
01/01/2013 to 12/31/2013	11.11855	12.88679	210,468
01/01/2014 to 12/31/2014	12.88679	11.85214	231,201
01/01/2015 to 12/31/2015	11.85214	11.90123	206,216
01/01/2016 to 12/31/2016	11.90123	11.14884	160,266
01/01/2017 to 12/31/2017	11.14884	14.69964	170,829
01/01/2018 to 12/31/2018	14.69964	12.40046	133,567
01/01/2019 to 12/31/2019	12.40046	15.94835	110,397
01/01/2020 to 12/31/2020	15.94835	20.38863	24,907
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.73490	9.13924	108,766
01/01/2012 to 12/31/2012	9.13924	10.38038	155,524
01/01/2013 to 12/31/2013	10.38038	12.07267	145,297
01/01/2014 to 12/31/2014	12.07267	10.96478	156,094
01/01/2015 to 12/31/2015	10.96478	10.76140	131,430
01/01/2016 to 12/31/2016	10.76140	10.53779	118,961
01/01/2017 to 12/31/2017	10.53779	12.59981	124,963
01/01/2018 to 12/31/2018	12.59981	10.28497	106,530
01/01/2019 to 12/31/2019	10.28497	12.01718	83,002
01/01/2020 to 12/31/2020	12.01718	11.62768	23,480
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.54049	11.53880	15,464,438
01/01/2012 to 12/31/2012	11.53880	12.28868	7,485,052
01/01/2013 to 12/31/2013	12.28868	11.58223	2,361,373
01/01/2014 to 12/31/2014	11.58223	12.03404	3,082,363
01/01/2015 to 12/31/2015	12.03404	11.85253	10,767,513
01/01/2016 to 12/31/2016	11.85253	12.02429	12,544,990
01/01/2017 to 12/31/2017	12.02429	12.21130	6,765,027
01/01/2018 to 12/31/2018	12.21130	11.85423	21,097,568
01/01/2019 to 12/31/2019	11.85423	12.83624	3,084,773
01/01/2020 to 12/31/2020	12.83624	14.55389	125,795
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.81090	10.46494	1,426,639
01/01/2012 to 12/31/2012	10.46494	11.57098	2,617,414
01/01/2013 to 12/31/2013	11.57098	13.09846	2,715,029
01/01/2014 to 12/31/2014	13.09846	13.56294	2,462,759
01/01/2015 to 12/31/2015	13.56294	13.06511	2,161,533
01/01/2016 to 12/31/2016	13.06511	13.38343	2,015,037
01/01/2017 to 12/31/2017	13.38343	15.23911	1,978,890
01/01/2018 to 12/31/2018	15.23911	13.73955	1,512,050
01/01/2019 to 12/31/2019	13.73955	15.97447	1,319,351
01/01/2020 to 12/31/2020	15.97447	17.59765	680,342
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.49844	9.28539	214,482
01/01/2012 to 12/31/2012	9.28539	11.01934	305,947
01/01/2013 to 12/31/2013	11.01934	12.37519	329,642
01/01/2014 to 12/31/2014	12.37519	11.28033	368,510
01/01/2015 to 12/31/2015	11.28033	10.67450	277,826
01/01/2016 to 12/31/2016	10.67450	10.59313	230,453
01/01/2017 to 12/31/2017	10.59313	13.36944	252,413
01/01/2018 to 12/31/2018	13.36944	10.73981	221,092
01/01/2019 to 12/31/2019	10.73981	13.30145	155,536
01/01/2020 to 12/31/2020	13.30145	14.64271	45,014

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.52832	10.27372	2,001,048
01/01/2012 to 12/31/2012	10.27372	11.07307	3,936,526
01/01/2013 to 12/31/2013	11.07307	11.96897	3,306,177
01/01/2014 to 12/31/2014	11.96897	12.28674	3,135,270
01/01/2015 to 12/31/2015	12.28674	11.93934	2,669,890
01/01/2016 to 12/31/2016	11.93934	12.06984	2,337,338
01/01/2017 to 12/31/2017	12.06984	13.17767	2,326,836
01/01/2018 to 12/31/2018	13.17767	12.16893	1,624,545
01/01/2019 to 12/31/2019	12.16893	13.57713	1,379,593
01/01/2020 to 12/31/2020	13.57713	14.71779	606,558
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.71595	10.50154	132,378
01/01/2012 to 12/31/2012	10.50154	11.77530	209,722
01/01/2013 to 12/31/2013	11.77530	15.64685	221,096
01/01/2014 to 12/31/2014	15.64685	16.67993	264,855
01/01/2015 to 12/31/2015	16.67993	17.96475	248,293
01/01/2016 to 12/31/2016	17.96475	17.23369	245,584
01/01/2017 to 12/31/2017	17.23369	22.79010	240,285
01/01/2018 to 12/31/2018	22.79010	21.82531	193,935
01/01/2019 to 12/31/2019	21.82531	28.17402	179,479
01/01/2020 to 12/31/2020	28.17402	42.24994	84,950
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.24220	10.84477	187,503
01/01/2012 to 12/31/2012	10.84477	11.85183	256,231
01/01/2013 to 12/31/2013	11.85183	15.76207	227,050
01/01/2014 to 12/31/2014	15.76207	16.96941	402,606
01/01/2015 to 12/31/2015	16.96941	18.18359	292,993
01/01/2016 to 12/31/2016	18.18359	18.69009	284,066
01/01/2017 to 12/31/2017	18.69009	24.19932	266,586
01/01/2018 to 12/31/2018	24.19932	22.92135	190,405
01/01/2019 to 12/31/2019	22.92135	29.37206	131,956
01/01/2020 to 12/31/2020	29.37206	37.62750	29,827
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.83391	10.21681	153,347
01/01/2012 to 12/31/2012	10.21681	12.24103	231,475
01/01/2013 to 12/31/2013	12.24103	15.20990	285,827
01/01/2014 to 12/31/2014	15.20990	15.34428	309,145
01/01/2015 to 12/31/2015	15.34428	14.71874	297,562
01/01/2016 to 12/31/2016	14.71874	15.34863	301,446
01/01/2017 to 12/31/2017	15.34863	18.50555	325,231
01/01/2018 to 12/31/2018	18.50555	16.29168	275,209
01/01/2019 to 12/31/2019	16.29168	20.61126	177,624
01/01/2020 to 12/31/2020	20.61126	22.91020	63,676
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99780	10.25246	436,436
01/01/2013 to 12/31/2013	10.25246	11.86864	513,817
01/01/2014 to 12/31/2014	11.86864	12.14784	463,156
01/01/2015 to 12/31/2015	12.14784	11.67915	418,137
01/01/2016 to 12/31/2016	11.67915	11.86182	409,293
01/01/2017 to 12/31/2017	11.86182	13.45301	414,401
01/01/2018 to 12/31/2018	13.45301	12.01091	328,852
01/01/2019 to 12/31/2019	12.01091	14.35435	294,599
01/01/2020 to 12/31/2020	14.35435	15.35371	204,318

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.80961	10.46110	68,364
01/01/2012 to 12/31/2012	10.46110	11.92323	154,835
01/01/2013 to 12/31/2013	11.92323	15.86808	170,897
01/01/2014 to 12/31/2014	15.86808	16.79310	176,483
01/01/2015 to 12/31/2015	16.79310	17.52995	133,536
01/01/2016 to 12/31/2016	17.52995	17.39268	126,738
01/01/2017 to 12/31/2017	17.39268	22.13306	123,340
01/01/2018 to 12/31/2018	22.13306	22.00648	101,661
01/01/2019 to 12/31/2019	22.00648	29.51704	94,438
01/01/2020 to 12/31/2020	29.51704	37.49282	35,265
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99780	10.15815	162
01/01/2013 to 12/31/2013	10.15815	13.30115	23,898
01/01/2014 to 12/31/2014	13.30115	14.27186	61,683
01/01/2015 to 12/31/2015	14.27186	13.79315	118,192
01/01/2016 to 12/31/2016	13.79315	15.23403	137,209
01/01/2017 to 12/31/2017	15.23403	17.40332	86,311
01/01/2018 to 12/31/2018	17.40332	15.22009	61,804
01/01/2019 to 12/31/2019	15.22009	19.16512	79,022
01/01/2020 to 12/31/2020	19.16512	19.38379	19,029
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.35110	10.72176	204,399
01/01/2012 to 12/31/2012	10.72176	12.48443	315,523
01/01/2013 to 12/31/2013	12.48443	16.06629	366,027
01/01/2014 to 12/31/2014	16.06629	17.44354	356,541
01/01/2015 to 12/31/2015	17.44354	16.01585	617,499
01/01/2016 to 12/31/2016	16.01585	15.84884	566,325
01/01/2017 to 12/31/2017	15.84884	19.61030	579,438
01/01/2018 to 12/31/2018	19.61030	18.25751	442,211
01/01/2019 to 12/31/2019	18.25751	23.13341	346,168
01/01/2020 to 12/31/2020	23.13341	30.36637	102,576
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.17095	10.60520	210,254
01/01/2012 to 12/31/2012	10.60520	12.09193	316,073
01/01/2013 to 12/31/2013	12.09193	16.71665	337,655
01/01/2014 to 12/31/2014	16.71665	18.59276	307,908
01/01/2015 to 12/31/2015	18.59276	17.07971	282,305
01/01/2016 to 12/31/2016	17.07971	19.65957	270,216
01/01/2017 to 12/31/2017	19.65957	21.77933	278,520
01/01/2018 to 12/31/2018	21.77933	17.71295	228,210
01/01/2019 to 12/31/2019	17.71295	20.86742	190,455
01/01/2020 to 12/31/2020	20.86742	19.95166	90,869
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.53708	10.36047	7,654,853
01/01/2012 to 12/31/2012	10.36047	11.13174	11,371,344
01/01/2013 to 12/31/2013	11.13174	11.83502	10,551,404
01/01/2014 to 12/31/2014	11.83502	12.18676	9,826,287
01/01/2015 to 12/31/2015	12.18676	11.88092	8,900,317
01/01/2016 to 12/31/2016	11.88092	12.20594	8,037,311
01/01/2017 to 12/31/2017	12.20594	13.08723	7,782,815
01/01/2018 to 12/31/2018	13.08723	12.37667	6,010,079
01/01/2019 to 12/31/2019	12.37667	13.82484	4,512,915
01/01/2020 to 12/31/2020	13.82484	14.68081	1,611,577

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01771	10.05292	45,844
01/01/2012 to 12/31/2012	10.05292	10.48178	249,288
01/01/2013 to 12/31/2013	10.48178	9.96795	156,945
01/01/2014 to 12/31/2014	9.96795	10.29191	247,369
01/01/2015 to 12/31/2015	10.29191	9.99230	266,616
01/01/2016 to 12/31/2016	9.99230	10.13767	342,862
01/01/2017 to 12/31/2017	10.13767	10.42943	390,803
01/01/2018 to 12/31/2018	10.42943	10.06905	335,627
01/01/2019 to 12/31/2019	10.06905	10.75841	362,565
01/01/2020 to 12/31/2020	10.75841	11.10697	178,271
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.44353	10.44833	3,540,476
01/01/2012 to 12/31/2012	10.44833	11.48513	5,823,776
01/01/2013 to 12/31/2013	11.48513	13.08456	5,797,908
01/01/2014 to 12/31/2014	13.08456	13.90949	5,198,029
01/01/2015 to 12/31/2015	13.90949	13.45787	8,418,835
01/01/2016 to 12/31/2016	13.45787	14.42467	7,732,265
01/01/2017 to 12/31/2017	14.42467	16.30407	12,907,990
01/01/2018 to 12/31/2018	16.30407	14.66413	9,485,202
01/01/2019 to 12/31/2019	14.66413	17.01336	7,463,883
01/01/2020 to 12/31/2020	17.01336	17.53259	2,599,650
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.82950	10.90755	39,716
01/01/2012 to 12/31/2012	10.90755	12.61475	83,213
01/01/2013 to 12/31/2013	12.61475	16.26289	92,520
01/01/2014 to 12/31/2014	16.26289	18.55708	110,079
01/01/2015 to 12/31/2015	18.55708	18.62161	106,407
01/01/2016 to 12/31/2016	18.62161	20.82083	133,577
01/01/2017 to 12/31/2017	20.82083	24.78111	138,328
01/01/2018 to 12/31/2018	24.78111	22.13870	119,588
01/01/2019 to 12/31/2019	22.13870	26.82490	110,597
01/01/2020 to 12/31/2020	26.82490	24.75934	29,152
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99779	8.83900	0
01/01/2012 to 12/31/2012	8.83900	9.73657	0
01/01/2013 to 12/31/2013	9.73657	11.60165	0
01/01/2014 to 12/31/2014	11.60165	12.02837	0
01/01/2015 to 12/31/2015	12.02837	11.72728	0
01/01/2016 to 12/31/2016	11.72728	12.13909	0
01/01/2017 to 12/31/2017	12.13909	13.96800	0
01/01/2018 to 12/31/2018	13.96800	12.70828	0
01/01/2019 to 12/31/2019	12.70828	14.99501	0
01/01/2020 to 12/31/2020	14.99501	16.28752	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.08899	10.22587	134,490
01/01/2012 to 12/31/2012	10.22587	11.95271	200,702
01/01/2013 to 12/31/2013	11.95271	16.38515	182,609
01/01/2014 to 12/31/2014	16.38515	16.73910	219,628
01/01/2015 to 12/31/2015	16.73910	16.51302	166,053
01/01/2016 to 12/31/2016	16.51302	17.31423	135,323
01/01/2017 to 12/31/2017	17.31423	21.52443	144,807
01/01/2018 to 12/31/2018	21.52443	18.67881	113,356
01/01/2019 to 12/31/2019	18.67881	24.81793	74,626
01/01/2020 to 12/31/2020	24.81793	32.66180	24,389

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.54628	12.09469	219,231
01/01/2012 to 12/31/2012	12.09469	13.20715	296,633
01/01/2013 to 12/31/2013	13.20715	17.37966	305,482
01/01/2014 to 12/31/2014	17.37966	17.56522	335,051
01/01/2015 to 12/31/2015	17.56522	17.23406	261,122
01/01/2016 to 12/31/2016	17.23406	18.80471	238,003
01/01/2017 to 12/31/2017	18.80471	22.68628	254,754
01/01/2018 to 12/31/2018	22.68628	20.22582	181,336
01/01/2019 to 12/31/2019	20.22582	25.62056	142,177
01/01/2020 to 12/31/2020	25.62056	37.01164	32,737
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.40240	10.43726	105,524
01/01/2012 to 12/31/2012	10.43726	12.00540	182,123
01/01/2013 to 12/31/2013	12.00540	16.05869	196,351
01/01/2014 to 12/31/2014	16.05869	16.45684	177,782
01/01/2015 to 12/31/2015	16.45684	15.33019	138,863
01/01/2016 to 12/31/2016	15.33019	19.28355	124,595
01/01/2017 to 12/31/2017	19.28355	20.15332	145,339
01/01/2018 to 12/31/2018	20.15332	16.26649	107,038
01/01/2019 to 12/31/2019	16.26649	19.31605	98,558
01/01/2020 to 12/31/2020	19.31605	18.96623	26,799
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.63263	10.55669	6,317,043
01/01/2012 to 12/31/2012	10.55669	11.66351	10,361,915
01/01/2013 to 12/31/2013	11.66351	13.26590	10,816,978
01/01/2014 to 12/31/2014	13.26590	13.67370	10,335,887
01/01/2015 to 12/31/2015	13.67370	13.31698	12,630,589
01/01/2016 to 12/31/2016	13.31698	13.94297	11,944,129
01/01/2017 to 12/31/2017	13.94297	15.66594	11,724,570
01/01/2018 to 12/31/2018	15.66594	14.43627	9,156,892
01/01/2019 to 12/31/2019	14.43627	16.98327	7,011,148
01/01/2020 to 12/31/2020	16.98327	18.60554	2,789,696
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.07430	10.59848	231,225
01/01/2012 to 12/31/2012	10.59848	12.13131	362,542
01/01/2013 to 12/31/2013	12.13131	17.00959	456,949
01/01/2014 to 12/31/2014	17.00959	17.94075	508,972
01/01/2015 to 12/31/2015	17.94075	19.13904	436,753
01/01/2016 to 12/31/2016	19.13904	19.13591	437,856
01/01/2017 to 12/31/2017	19.13591	25.68878	472,424
01/01/2018 to 12/31/2018	25.68878	25.97114	622,626
01/01/2019 to 12/31/2019	25.97114	32.42051	417,318
01/01/2020 to 12/31/2020	32.42051	44.12553	144,562
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.60814	10.27671	139,257
01/01/2012 to 12/31/2012	10.27671	11.34461	234,111
01/01/2013 to 12/31/2013	11.34461	14.86856	206,389
01/01/2014 to 12/31/2014	14.86856	14.70015	187,743
01/01/2015 to 12/31/2015	14.70015	13.44274	147,860
01/01/2016 to 12/31/2016	13.44274	13.88942	143,641
01/01/2017 to 12/31/2017	13.88942	15.76072	152,159
01/01/2018 to 12/31/2018	15.76072	13.85104	130,477
01/01/2019 to 12/31/2019	13.85104	16.98585	425,789
01/01/2020 to 12/31/2020	16.98585	16.88128	164,360

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.41201	9.45249	565,931
01/01/2012 to 12/31/2012	9.45249	9.53436	873,791
01/01/2013 to 12/31/2013	9.53436	10.70927	797,905
01/01/2014 to 12/31/2014	10.70927	9.55363	817,944
01/01/2015 to 12/31/2015	9.55363	7.50961	737,188
01/01/2016 to 12/31/2016	7.50961	9.11063	672,374
01/01/2017 to 12/31/2017	9.11063	9.78407	676,122
01/01/2018 to 12/31/2018	9.78407	7.93732	523,624
01/01/2019 to 12/31/2019	7.93732	9.03028	483,879
01/01/2020 to 12/31/2020	9.03028	8.59553	195,624
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.43683	10.74992	120,246
01/01/2012 to 12/31/2012	10.74992	12.39118	192,948
01/01/2013 to 12/31/2013	12.39118	15.97318	196,499
01/01/2014 to 12/31/2014	15.97318	17.87763	179,010
01/01/2015 to 12/31/2015	17.87763	16.25363	124,019
01/01/2016 to 12/31/2016	16.25363	18.03860	115,787
01/01/2017 to 12/31/2017	18.03860	20.81619	119,260
01/01/2018 to 12/31/2018	20.81619	16.91287	79,209
01/01/2019 to 12/31/2019	16.91287	19.61691	64,599
01/01/2020 to 12/31/2020	19.61691	17.98686	28,643
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99779	8.77697	449,407
01/01/2012 to 12/31/2012	8.77697	9.48456	1,104,506
01/01/2013 to 12/31/2013	9.48456	11.12630	1,210,338
01/01/2014 to 12/31/2014	11.12630	11.42764	1,247,314
01/01/2015 to 12/31/2015	11.42764	11.05441	1,225,554
01/01/2016 to 12/31/2016	11.05441	11.46431	1,148,552
01/01/2017 to 12/31/2017	11.46431	12.67864	1,021,298
01/01/2018 to 12/31/2018	12.67864	11.72409	823,893
01/01/2019 to 12/31/2019	11.72409	13.75943	761,025
01/01/2020 to 12/31/2020	13.75943	14.28677	395,590
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.34193	10.67502	772,512
01/01/2012 to 12/31/2012	10.67502	11.20767	1,098,994
01/01/2013 to 12/31/2013	11.20767	10.74779	1,158,910
01/01/2014 to 12/31/2014	10.74779	11.21609	1,126,287
01/01/2015 to 12/31/2015	11.21609	11.05390	949,091
01/01/2016 to 12/31/2016	11.05390	11.31589	989,685
01/01/2017 to 12/31/2017	11.31589	11.71174	1,169,590
01/01/2018 to 12/31/2018	11.71174	11.14160	1,735,902
01/01/2019 to 12/31/2019	11.14160	12.18062	1,257,222
01/01/2020 to 12/31/2020	12.18062	12.81929	510,281
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II - Cliff M&E (2.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	12.35434	12.95856	10,980
01/01/2020 to 12/31/2020	12.95856	13.14060	7,758
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	15.89234	17.25161	45,593
01/01/2020 to 12/31/2020	17.25161	18.57857	48,081
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	13.22178	14.18349	15,619
01/01/2020 to 12/31/2020	14.18349	15.74618	19,658
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	15.11974	16.20528	29,665
01/01/2020 to 12/31/2020	16.20528	17.62344	27,696
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	11.69679	12.38231	5,055
01/01/2020 to 12/31/2020	12.38231	12.61883	4,958
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	8.88302	8.97058	4,260
01/01/2020 to 12/31/2020	8.97058	8.95198	3,739
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	10.26375	10.72575	26,978
01/01/2020 to 12/31/2020	10.72575	11.20478	30,762
AST Bond Portfolio 2021
03/18/2019 to 12/31/2019	11.73082	11.93305	596,810
01/01/2020 to 12/31/2020	11.93305	11.97684	985,890
AST Bond Portfolio 2022
03/18/2019 to 12/31/2019	10.99696	11.26334	40,443
01/01/2020 to 12/31/2020	11.26334	11.50823	122,516
AST Bond Portfolio 2023
03/18/2019 to 12/31/2019	9.44789	9.72805	10,485
01/01/2020 to 12/31/2020	9.72805	10.10629	9,511
AST Bond Portfolio 2024
03/18/2019 to 12/31/2019	9.25475	9.63508	31,324
01/01/2020 to 12/31/2020	9.63508	10.18653	0
AST Bond Portfolio 2025
03/18/2019 to 12/31/2019	10.70869	11.21814	57,857
01/01/2020 to 12/31/2020	11.21814	12.15385	36,293
AST Bond Portfolio 2026
03/18/2019 to 12/31/2019	9.49963	10.04678	239,398
01/01/2020 to 12/31/2020	10.04678	10.81941	100,089
AST Bond Portfolio 2027
03/18/2019 to 12/31/2019	9.52502	10.11935	395,207
01/01/2020 to 12/31/2020	10.11935	11.01486	75,145
AST Bond Portfolio 2028
03/18/2019 to 12/31/2019	9.60984	10.28887	35,126
01/01/2020 to 12/31/2020	10.28887	11.48095	0
AST Bond Portfolio 2029
03/18/2019 to 12/31/2019	9.72097	10.45995	28,606
01/01/2020 to 12/31/2020	10.45995	11.83557	0
AST Bond Portfolio 2030
03/18/2019 to 12/31/2019	10.28049	11.13127	46,284
01/01/2020 to 12/31/2020	11.13127	12.40255	41,955

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99850	11.01460	568,878
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	16.46990	17.79440	136,927
01/01/2020 to 12/31/2020	17.79440	19.63746	130,039
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	16.07723	18.23727	0
01/01/2020 to 12/31/2020	18.23727	18.58353	0
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	15.81144	17.11148	306
01/01/2020 to 12/31/2020	17.11148	16.15887	340
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	19.76393	22.17924	167
01/01/2020 to 12/31/2020	22.17924	20.96788	361
AST Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	9.20079	9.38527	1,497
01/01/2020 to 12/31/2020	9.38527	9.50258	982
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	13.86925	14.98586	14,435
01/01/2020 to 12/31/2020	14.98586	15.85862	13,504
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99925	10.05320	250
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	12.40308	13.14458	18,082
01/01/2020 to 12/31/2020	13.14458	13.93645	20,635
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	20.53497	21.62539	3,453
01/01/2020 to 12/31/2020	21.62539	21.55420	3,712
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	7.97719	7.90727	5,661
01/01/2020 to 12/31/2020	7.90727	7.71087	5,384
AST High Yield Portfolio
03/18/2019 to 12/31/2019	13.82642	14.59558	604
01/01/2020 to 12/31/2020	14.59558	14.57583	798
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	19.94775	21.52578	2,503
01/01/2020 to 12/31/2020	21.52578	21.00134	3,108
AST International Growth Portfolio
03/18/2019 to 12/31/2019	14.07396	15.86788	348
01/01/2020 to 12/31/2020	15.86788	20.27546	334
AST International Value Portfolio
03/18/2019 to 12/31/2019	11.23848	11.95660	98
01/01/2020 to 12/31/2020	11.95660	11.56329	236
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	14.79832	15.89420	4,080
01/01/2020 to 12/31/2020	15.89420	17.50030	4,989
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	11.91330	13.23425	405
01/01/2020 to 12/31/2020	13.23425	14.56124	98
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	12.79465	13.50900	8,711
01/01/2020 to 12/31/2020	13.50900	14.63656	8,515
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	25.16664	28.03357	335
01/01/2020 to 12/31/2020	28.03357	42.01764	262

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	26.07606	29.22468	5,756
01/01/2020 to 12/31/2020	29.22468	37.41963	3,590
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	18.47060	20.50762	8,210
01/01/2020 to 12/31/2020	20.50762	22.78327	6,351
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	13.00806	14.29782	768
01/01/2020 to 12/31/2020	14.29782	15.28551	631
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	25.37811	29.36838	236
01/01/2020 to 12/31/2020	29.36838	37.28477	195
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	17.07101	19.09285	40
01/01/2020 to 12/31/2020	19.09285	19.30077	41
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	21.03542	23.01694	8,270
01/01/2020 to 12/31/2020	23.01694	30.19807	5,599
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	20.14648	20.76283	3,330
01/01/2020 to 12/31/2020	20.76283	19.84152	3,747
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	13.00537	13.75579	26,841
01/01/2020 to 12/31/2020	13.75579	14.59994	45,512
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	10.18664	10.71317	135
01/01/2020 to 12/31/2020	10.71317	11.05464	1,158
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	15.90549	16.92762	283,859
01/01/2020 to 12/31/2020	16.92762	17.43524	267,977
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	24.59265	26.69036	2,787
01/01/2020 to 12/31/2020	26.69036	24.62253	2,293
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	13.84317	14.92822	0
01/01/2020 to 12/31/2020	14.92822	16.20662	0
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	22.54432	24.69240	4,655
01/01/2020 to 12/31/2020	24.69240	32.47992	4,045
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	24.36970	25.49207	4,352
01/01/2020 to 12/31/2020	25.49207	36.80722	3,484
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	18.45214	19.21874	2,858
01/01/2020 to 12/31/2020	19.21874	18.86107	3,297
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	15.59720	16.89784	61,914
01/01/2020 to 12/31/2020	16.89784	18.50251	64,263
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	29.45460	32.25705	4,363
01/01/2020 to 12/31/2020	32.25705	43.88067	1,007
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	15.38370	16.90012	1,367
01/01/2020 to 12/31/2020	16.90012	16.78736	1,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	8.86331	8.98513	1,336
01/01/2020 to 12/31/2020	8.98513	8.54820	2,103
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	18.88684	19.51844	2,829
01/01/2020 to 12/31/2020	19.51844	17.88757	3,749
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	12.67941	13.69808	3,805
01/01/2020 to 12/31/2020	13.69808	14.21584	7,512
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	11.37063	12.11908	22,389
01/01/2020 to 12/31/2020	12.11908	12.74815	14,907
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (2.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.71479	10.13316	52,488
01/01/2012 to 12/31/2012	10.13316	11.08102	39,919
01/01/2013 to 12/31/2013	11.08102	11.83902	27,001
01/01/2014 to 12/31/2014	11.83902	11.94081	13,550
01/01/2015 to 12/31/2015	11.94081	11.22705	7,114
01/01/2016 to 12/31/2016	11.22705	11.59896	6,103
01/01/2017 to 12/31/2017	11.59896	12.68754	4,977
01/01/2018 to 12/31/2018	12.68754	11.32122	3,916
01/01/2019 to 12/31/2019	11.32122	12.76440	1,584
01/01/2020 to 12/31/2020	12.76440	12.92370	0
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.81979	10.52381	12,812
01/01/2012 to 12/31/2012	10.52381	11.61881	8,700
01/01/2013 to 12/31/2013	11.61881	13.15667	8,076
01/01/2014 to 12/31/2014	13.15667	13.56243	5,958
01/01/2015 to 12/31/2015	13.56243	13.28166	3,299
01/01/2016 to 12/31/2016	13.28166	13.82113	2,528
01/01/2017 to 12/31/2017	13.82113	15.70127	2,948
01/01/2018 to 12/31/2018	15.70127	14.35354	1,350
01/01/2019 to 12/31/2019	14.35354	16.99284	173
01/01/2020 to 12/31/2020	16.99284	18.27169	0
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.70698	10.21337	8,272
01/01/2012 to 12/31/2012	10.21337	10.94194	4,375
01/01/2013 to 12/31/2013	10.94194	11.95250	2,024
01/01/2014 to 12/31/2014	11.95250	12.20868	1,497
01/01/2015 to 12/31/2015	12.20868	11.84110	5,093
01/01/2016 to 12/31/2016	11.84110	12.05841	4,953
01/01/2017 to 12/31/2017	12.05841	13.61750	4,040
01/01/2018 to 12/31/2018	13.61750	12.18188	2,420
01/01/2019 to 12/31/2019	12.18188	13.97066	160
01/01/2020 to 12/31/2020	13.97066	15.48604	0
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.67348	10.24378	28,237
01/01/2012 to 12/31/2012	10.24378	11.19285	26,329
01/01/2013 to 12/31/2013	11.19285	12.79292	8,741
01/01/2014 to 12/31/2014	12.79292	13.23890	5,793
01/01/2015 to 12/31/2015	13.23890	12.92279	6,948
01/01/2016 to 12/31/2016	12.92279	13.34613	5,720
01/01/2017 to 12/31/2017	13.34613	14.89974	4,815
01/01/2018 to 12/31/2018	14.89974	13.75859	2,665
01/01/2019 to 12/31/2019	13.75859	15.96203	0
01/01/2020 to 12/31/2020	15.96203	17.33209	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99762	9.09166	2,145
01/01/2012 to 12/31/2012	9.09166	9.88283	863
01/01/2013 to 12/31/2013	9.88283	10.64329	10,103
01/01/2014 to 12/31/2014	10.64329	10.84619	985
01/01/2015 to 12/31/2015	10.84619	10.22092	0
01/01/2016 to 12/31/2016	10.22092	10.62151	0
01/01/2017 to 12/31/2017	10.62151	11.62113	0
01/01/2018 to 12/31/2018	11.62113	10.69225	0
01/01/2019 to 12/31/2019	10.69225	12.21805	0
01/01/2020 to 12/31/2020	12.21805	12.43228	0
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.00728	9.94129	3,519
01/01/2012 to 12/31/2012	9.94129	10.11087	3,696
01/01/2013 to 12/31/2013	10.11087	9.60905	1,687
01/01/2014 to 12/31/2014	9.60905	9.32615	3,118
01/01/2015 to 12/31/2015	9.32615	9.10418	1,747
01/01/2016 to 12/31/2016	9.10418	8.98996	245
01/01/2017 to 12/31/2017	8.98996	8.88352	257
01/01/2018 to 12/31/2018	8.88352	8.69325	256
01/01/2019 to 12/31/2019	8.69325	8.83574	261
01/01/2020 to 12/31/2020	8.83574	8.80386	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.27781	10.30276	32,152
01/01/2012 to 12/31/2012	10.30276	10.94171	22,460
01/01/2013 to 12/31/2013	10.94171	10.43459	8,664
01/01/2014 to 12/31/2014	10.43459	10.56613	11,372
01/01/2015 to 12/31/2015	10.56613	10.04862	7,794
01/01/2016 to 12/31/2016	10.04862	10.17564	3,045
01/01/2017 to 12/31/2017	10.17564	10.31765	2,197
01/01/2018 to 12/31/2018	10.31765	9.95593	1,852
01/01/2019 to 12/31/2019	9.95593	10.56451	724
01/01/2020 to 12/31/2020	10.56451	11.01945	0
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.68500	12.48861	180,841
01/01/2012 to 12/31/2012	12.48861	12.95637	189,205
01/01/2013 to 12/31/2013	12.95637	11.70587	163,203
01/01/2014 to 12/31/2014	11.70587	12.24566	150,949
01/01/2015 to 12/31/2015	12.24566	12.10885	157,059
01/01/2016 to 12/31/2016	12.10885	12.00379	159,341
01/01/2017 to 12/31/2017	12.00379	11.84697	143,862
01/01/2018 to 12/31/2018	11.84697	11.51527	150,307
01/01/2019 to 12/31/2019	11.51527	11.75410	8,645
01/01/2020 to 12/31/2020	11.75410	11.77891	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99762	11.89255	121,045
01/01/2012 to 12/31/2012	11.89255	12.22859	157,360
01/01/2013 to 12/31/2013	12.22859	10.72225	90,260
01/01/2014 to 12/31/2014	10.72225	11.49686	59,785
01/01/2015 to 12/31/2015	11.49686	11.40334	63,346
01/01/2016 to 12/31/2016	11.40334	11.28145	59,389
01/01/2017 to 12/31/2017	11.28145	11.13282	50,308
01/01/2018 to 12/31/2018	11.13282	10.79790	50,799
01/01/2019 to 12/31/2019	10.79790	11.10821	45,258
01/01/2020 to 12/31/2020	11.10821	11.33188	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99684	10.28760	0
01/01/2013 to 12/31/2013	10.28760	8.97494	126,844
01/01/2014 to 12/31/2014	8.97494	9.81954	57,792
01/01/2015 to 12/31/2015	9.81954	9.79799	0
01/01/2016 to 12/31/2016	9.79799	9.70130	0
01/01/2017 to 12/31/2017	9.70130	9.58536	0
01/01/2018 to 12/31/2018	9.58536	9.28620	0
01/01/2019 to 12/31/2019	9.28620	9.60872	0
01/01/2020 to 12/31/2020	9.60872	9.96705	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99842	8.65594	91,344
01/01/2014 to 12/31/2014	8.65594	9.63637	52,153
01/01/2015 to 12/31/2015	9.63637	9.62765	1,004
01/01/2016 to 12/31/2016	9.62765	9.53218	0
01/01/2017 to 12/31/2017	9.53218	9.41711	0
01/01/2018 to 12/31/2018	9.41711	9.08842	0
01/01/2019 to 12/31/2019	9.08842	9.53190	0
01/01/2020 to 12/31/2020	9.53190	10.06187	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99842	11.18213	5,405
01/01/2015 to 12/31/2015	11.18213	11.08056	153,914
01/01/2016 to 12/31/2016	11.08056	11.03158	31,392
01/01/2017 to 12/31/2017	11.03158	10.91408	27,794
01/01/2018 to 12/31/2018	10.91408	10.52350	0
01/01/2019 to 12/31/2019	10.52350	11.11485	0
01/01/2020 to 12/31/2020	11.11485	12.02337	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99842	9.83155	0
01/01/2016 to 12/31/2016	9.83155	9.75037	44,598
01/01/2017 to 12/31/2017	9.75037	9.70255	38,121
01/01/2018 to 12/31/2018	9.70255	9.32657	42,415
01/01/2019 to 12/31/2019	9.32657	9.96960	0
01/01/2020 to 12/31/2020	9.96960	10.71970	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99684	9.77407	136,297
01/01/2017 to 12/31/2017	9.77407	9.75125	121,624
01/01/2018 to 12/31/2018	9.75125	9.35255	133,961
01/01/2019 to 12/31/2019	9.35255	10.05713	0
01/01/2020 to 12/31/2020	10.05713	10.93036	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99683	9.92962	4,917
01/01/2018 to 12/31/2018	9.92962	9.44685	4,952
01/01/2019 to 12/31/2019	9.44685	10.24132	0
01/01/2020 to 12/31/2020	10.24132	11.41028	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99683	9.55807	0
01/01/2019 to 12/31/2019	9.55807	10.42764	0
01/01/2020 to 12/31/2020	10.42764	11.78084	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99842	11.11410	0
01/01/2020 to 12/31/2020	11.11410	12.36438	0
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99842	10.99761	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.75348	10.19398	12,858
01/01/2012 to 12/31/2012	10.19398	11.26197	11,473
01/01/2013 to 12/31/2013	11.26197	13.42260	5,197
01/01/2014 to 12/31/2014	13.42260	13.95227	45,328
01/01/2015 to 12/31/2015	13.95227	13.62693	32,765
01/01/2016 to 12/31/2016	13.62693	14.14462	14,998
01/01/2017 to 12/31/2017	14.14462	16.20124	14,448
01/01/2018 to 12/31/2018	16.20124	14.75846	7,945
01/01/2019 to 12/31/2019	14.75846	17.52780	42
01/01/2020 to 12/31/2020	17.52780	19.31347	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99762	11.54138	0
01/01/2014 to 12/31/2014	11.54138	12.73848	2,838
01/01/2015 to 12/31/2015	12.73848	11.93336	137
01/01/2016 to 12/31/2016	11.93336	13.32105	181
01/01/2017 to 12/31/2017	13.32105	15.32437	135
01/01/2018 to 12/31/2018	15.32437	14.17588	286
01/01/2019 to 12/31/2019	14.17588	18.04560	43
01/01/2020 to 12/31/2020	18.04560	18.35987	0
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.46056	10.57335	1,180
01/01/2012 to 12/31/2012	10.57335	13.02482	376
01/01/2013 to 12/31/2013	13.02482	13.20363	271
01/01/2014 to 12/31/2014	13.20363	14.61342	74
01/01/2015 to 12/31/2015	14.61342	14.18426	62
01/01/2016 to 12/31/2016	14.18426	13.90452	62
01/01/2017 to 12/31/2017	13.90452	14.97996	60
01/01/2018 to 12/31/2018	14.97996	13.86537	59
01/01/2019 to 12/31/2019	13.86537	16.85490	53
01/01/2020 to 12/31/2020	16.85490	15.89197	0
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.69924	12.11554	3,791
01/01/2012 to 12/31/2012	12.11554	13.57614	2,991
01/01/2013 to 12/31/2013	13.57614	13.60247	951
01/01/2014 to 12/31/2014	13.60247	17.30036	1,337
01/01/2015 to 12/31/2015	17.30036	17.62159	1,330
01/01/2016 to 12/31/2016	17.62159	17.94512	788
01/01/2017 to 12/31/2017	17.94512	18.52399	556
01/01/2018 to 12/31/2018	18.52399	17.13751	456
01/01/2019 to 12/31/2019	17.13751	21.84664	131
01/01/2020 to 12/31/2020	21.84664	20.62159	0
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.59009	8.97755	5,961
01/01/2012 to 12/31/2012	8.97755	10.28503	5,874
01/01/2013 to 12/31/2013	10.28503	10.01422	2,127
01/01/2014 to 12/31/2014	10.01422	9.27314	5,947
01/01/2015 to 12/31/2015	9.27314	7.50177	3,785
01/01/2016 to 12/31/2016	7.50177	8.18945	652
01/01/2017 to 12/31/2017	8.18945	10.05560	531
01/01/2018 to 12/31/2018	10.05560	8.39535	545
01/01/2019 to 12/31/2019	8.39535	9.24487	408
01/01/2020 to 12/31/2020	9.24487	9.34595	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.93402	10.46307	25,658
01/01/2012 to 12/31/2012	10.46307	11.24533	22,313
01/01/2013 to 12/31/2013	11.24533	12.53754	5,227
01/01/2014 to 12/31/2014	12.53754	12.56409	6,849
01/01/2015 to 12/31/2015	12.56409	12.32695	3,442
01/01/2016 to 12/31/2016	12.32695	12.48588	2,696
01/01/2017 to 12/31/2017	12.48588	14.12925	2,731
01/01/2018 to 12/31/2018	14.12925	12.66143	1,736
01/01/2019 to 12/31/2019	12.66143	14.76086	0
01/01/2020 to 12/31/2020	14.76086	15.59633	0
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99921	10.05114	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.62339	10.26874	14,870
01/01/2012 to 12/31/2012	10.26874	10.98621	9,942
01/01/2013 to 12/31/2013	10.98621	11.72130	4,728
01/01/2014 to 12/31/2014	11.72130	11.84736	1,149
01/01/2015 to 12/31/2015	11.84736	11.40496	698
01/01/2016 to 12/31/2016	11.40496	11.66312	531
01/01/2017 to 12/31/2017	11.66312	12.72357	671
01/01/2018 to 12/31/2018	12.72357	11.48661	436
01/01/2019 to 12/31/2019	11.48661	12.94727	0
01/01/2020 to 12/31/2020	12.94727	13.70607	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.40677	11.22652	746
01/01/2012 to 12/31/2012	11.22652	12.61720	358
01/01/2013 to 12/31/2013	12.61720	17.01542	134
01/01/2014 to 12/31/2014	17.01542	17.72034	478
01/01/2015 to 12/31/2015	17.72034	16.26941	133
01/01/2016 to 12/31/2016	16.26941	19.64999	107
01/01/2017 to 12/31/2017	19.64999	21.41840	105
01/01/2018 to 12/31/2018	21.41840	17.87838	75
01/01/2019 to 12/31/2019	17.87838	21.30057	58
01/01/2020 to 12/31/2020	21.30057	21.19756	0
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.77143	9.49562	2,365
01/01/2012 to 12/31/2012	9.49562	9.22519	2,922
01/01/2013 to 12/31/2013	9.22519	8.96229	1,389
01/01/2014 to 12/31/2014	8.96229	8.70686	2,904
01/01/2015 to 12/31/2015	8.70686	8.45871	1,630
01/01/2016 to 12/31/2016	8.45871	8.21833	0
01/01/2017 to 12/31/2017	8.21833	8.01179	0
01/01/2018 to 12/31/2018	8.01179	7.88341	0
01/01/2019 to 12/31/2019	7.88341	7.78827	0
01/01/2020 to 12/31/2020	7.78827	7.58323	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.68442	10.70991	1,256
01/01/2012 to 12/31/2012	10.70991	11.84774	2,491
01/01/2013 to 12/31/2013	11.84774	12.33661	1,290
01/01/2014 to 12/31/2014	12.33661	12.29161	131
01/01/2015 to 12/31/2015	12.29161	11.51567	47
01/01/2016 to 12/31/2016	11.51567	12.91095	218
01/01/2017 to 12/31/2017	12.91095	13.48123	202
01/01/2018 to 12/31/2018	13.48123	12.83484	192
01/01/2019 to 12/31/2019	12.83484	14.37683	103
01/01/2020 to 12/31/2020	14.37683	14.33523	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.54160	9.81310	0
01/01/2012 to 12/31/2012	9.81310	11.14272	429
01/01/2013 to 12/31/2013	11.14272	15.14051	304
01/01/2014 to 12/31/2014	15.14051	16.73104	581
01/01/2015 to 12/31/2015	16.73104	14.98045	0
01/01/2016 to 12/31/2016	14.98045	17.44898	0
01/01/2017 to 12/31/2017	17.44898	20.20697	0
01/01/2018 to 12/31/2018	20.20697	16.85005	0
01/01/2019 to 12/31/2019	16.85005	21.20305	0
01/01/2020 to 12/31/2020	21.20305	20.65447	0
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.17518	9.45384	3,802
01/01/2012 to 12/31/2012	9.45384	11.05449	1,800
01/01/2013 to 12/31/2013	11.05449	12.78613	1,317
01/01/2014 to 12/31/2014	12.78613	11.73533	183
01/01/2015 to 12/31/2015	11.73533	11.75975	766
01/01/2016 to 12/31/2016	11.75975	10.99375	181
01/01/2017 to 12/31/2017	10.99375	14.46538	842
01/01/2018 to 12/31/2018	14.46538	12.17763	502
01/01/2019 to 12/31/2019	12.17763	15.62956	177
01/01/2020 to 12/31/2020	15.62956	19.94005	0
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.71728	9.10544	1,743
01/01/2012 to 12/31/2012	9.10544	10.32066	1,214
01/01/2013 to 12/31/2013	10.32066	11.97862	1,021
01/01/2014 to 12/31/2014	11.97862	10.85702	85
01/01/2015 to 12/31/2015	10.85702	10.63382	652
01/01/2016 to 12/31/2016	10.63382	10.39152	14
01/01/2017 to 12/31/2017	10.39152	12.39942	13
01/01/2018 to 12/31/2018	12.39942	10.10048	14
01/01/2019 to 12/31/2019	10.10048	11.77741	0
01/01/2020 to 12/31/2020	11.77741	11.37242	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.79298	10.42624	10,560
01/01/2012 to 12/31/2012	10.42624	11.50445	4,711
01/01/2013 to 12/31/2013	11.50445	12.99642	10,464
01/01/2014 to 12/31/2014	12.99642	13.42958	2,673
01/01/2015 to 12/31/2015	13.42958	12.91018	1,409
01/01/2016 to 12/31/2016	12.91018	13.19753	1,397
01/01/2017 to 12/31/2017	13.19753	14.99666	1,393
01/01/2018 to 12/31/2018	14.99666	13.49306	1,396
01/01/2019 to 12/31/2019	13.49306	15.65559	162
01/01/2020 to 12/31/2020	15.65559	17.21105	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.48104	9.25102	264
01/01/2012 to 12/31/2012	9.25102	10.95594	161
01/01/2013 to 12/31/2013	10.95594	12.27891	118
01/01/2014 to 12/31/2014	12.27891	11.16964	88
01/01/2015 to 12/31/2015	11.16964	10.54797	40
01/01/2016 to 12/31/2016	10.54797	10.44606	20
01/01/2017 to 12/31/2017	10.44606	13.15665	18
01/01/2018 to 12/31/2018	13.15665	10.54703	18
01/01/2019 to 12/31/2019	10.54703	13.03598	5
01/01/2020 to 12/31/2020	13.03598	14.32098	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.51084	10.23563	3,085
01/01/2012 to 12/31/2012	10.23563	11.00927	2,937
01/01/2013 to 12/31/2013	11.00927	11.87556	1,406
01/01/2014 to 12/31/2014	11.87556	12.16579	1,648
01/01/2015 to 12/31/2015	12.16579	11.79753	1,042
01/01/2016 to 12/31/2016	11.79753	11.90201	672
01/01/2017 to 12/31/2017	11.90201	12.96780	1,047
01/01/2018 to 12/31/2018	12.96780	11.95051	492
01/01/2019 to 12/31/2019	11.95051	13.30611	0
01/01/2020 to 12/31/2020	13.30611	14.39448	0
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.69825	10.46276	726
01/01/2012 to 12/31/2012	10.46276	11.70771	201
01/01/2013 to 12/31/2013	11.70771	15.52518	165
01/01/2014 to 12/31/2014	15.52518	16.51630	96
01/01/2015 to 12/31/2015	16.51630	17.75196	713
01/01/2016 to 12/31/2016	17.75196	16.99473	353
01/01/2017 to 12/31/2017	16.99473	22.42822	333
01/01/2018 to 12/31/2018	22.42822	21.43444	238
01/01/2019 to 12/31/2019	21.43444	27.61276	0
01/01/2020 to 12/31/2020	27.61276	41.32312	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.22357	10.80470	3,049
01/01/2012 to 12/31/2012	10.80470	11.78377	2,181
01/01/2013 to 12/31/2013	11.78377	15.63949	830
01/01/2014 to 12/31/2014	15.63949	16.80294	1,727
01/01/2015 to 12/31/2015	16.80294	17.96826	1,023
01/01/2016 to 12/31/2016	17.96826	18.43092	1,552
01/01/2017 to 12/31/2017	18.43092	23.81490	3,574
01/01/2018 to 12/31/2018	23.81490	22.51068	1,885
01/01/2019 to 12/31/2019	22.51068	28.78660	164
01/01/2020 to 12/31/2020	28.78660	36.80183	0
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.81592	10.17901	3,788
01/01/2012 to 12/31/2012	10.17901	12.17056	4,452
01/01/2013 to 12/31/2013	12.17056	15.09133	1,110
01/01/2014 to 12/31/2014	15.09133	15.19352	3,676
01/01/2015 to 12/31/2015	15.19352	14.54418	2,122
01/01/2016 to 12/31/2016	14.54418	15.13565	234
01/01/2017 to 12/31/2017	15.13565	18.21141	0
01/01/2018 to 12/31/2018	18.21141	15.99952	0
01/01/2019 to 12/31/2019	15.99952	20.20014	0
01/01/2020 to 12/31/2020	20.20014	22.40716	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99763	10.23818	615
01/01/2013 to 12/31/2013	10.23818	11.82773	18
01/01/2014 to 12/31/2014	11.82773	12.08112	44
01/01/2015 to 12/31/2015	12.08112	11.59105	19
01/01/2016 to 12/31/2016	11.59105	11.74817	12
01/01/2017 to 12/31/2017	11.74817	13.29691	12
01/01/2018 to 12/31/2018	13.29691	11.84711	9
01/01/2019 to 12/31/2019	11.84711	14.12946	0
01/01/2020 to 12/31/2020	14.12946	15.08214	0
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.79169	10.42238	1,469
01/01/2012 to 12/31/2012	10.42238	11.85476	1,014
01/01/2013 to 12/31/2013	11.85476	15.74461	212
01/01/2014 to 12/31/2014	15.74461	16.62833	129
01/01/2015 to 12/31/2015	16.62833	17.32230	216
01/01/2016 to 12/31/2016	17.32230	17.15150	0
01/01/2017 to 12/31/2017	17.15150	21.78151	0
01/01/2018 to 12/31/2018	21.78151	21.61223	0
01/01/2019 to 12/31/2019	21.61223	28.92880	0
01/01/2020 to 12/31/2020	28.92880	36.67020	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99763	10.15039	0
01/01/2013 to 12/31/2013	10.15039	13.26381	0
01/01/2014 to 12/31/2014	13.26381	14.20252	0
01/01/2015 to 12/31/2015	14.20252	13.69803	0
01/01/2016 to 12/31/2016	13.69803	15.09807	159
01/01/2017 to 12/31/2017	15.09807	17.21270	125
01/01/2018 to 12/31/2018	17.21270	15.02221	118
01/01/2019 to 12/31/2019	15.02221	18.87714	72
01/01/2020 to 12/31/2020	18.87714	19.05327	0
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.33239	10.68206	3,696
01/01/2012 to 12/31/2012	10.68206	12.41256	5,220
01/01/2013 to 12/31/2013	12.41256	15.94091	1,444
01/01/2014 to 12/31/2014	15.94091	17.27179	5,149
01/01/2015 to 12/31/2015	17.27179	15.82552	3,361
01/01/2016 to 12/31/2016	15.82552	15.62838	884
01/01/2017 to 12/31/2017	15.62838	19.29797	510
01/01/2018 to 12/31/2018	19.29797	17.92966	389
01/01/2019 to 12/31/2019	17.92966	22.67138	0
01/01/2020 to 12/31/2020	22.67138	29.69890	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.15256	10.56598	3,187
01/01/2012 to 12/31/2012	10.56598	12.02241	2,289
01/01/2013 to 12/31/2013	12.02241	16.58653	1,166
01/01/2014 to 12/31/2014	16.58653	18.41016	3,395
01/01/2015 to 12/31/2015	18.41016	16.87713	1,397
01/01/2016 to 12/31/2016	16.87713	19.38660	684
01/01/2017 to 12/31/2017	19.38660	21.43295	700
01/01/2018 to 12/31/2018	21.43295	17.39524	540
01/01/2019 to 12/31/2019	17.39524	20.45097	228
01/01/2020 to 12/31/2020	20.45097	19.51333	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.51978	10.32232	12,676
01/01/2012 to 12/31/2012	10.32232	11.06794	9,420
01/01/2013 to 12/31/2013	11.06794	11.74309	2,831
01/01/2014 to 12/31/2014	11.74309	12.06729	5,666
01/01/2015 to 12/31/2015	12.06729	11.74030	2,250
01/01/2016 to 12/31/2016	11.74030	12.03677	1,596
01/01/2017 to 12/31/2017	12.03677	12.87928	1,976
01/01/2018 to 12/31/2018	12.87928	12.15496	1,139
01/01/2019 to 12/31/2019	12.15496	13.54926	392
01/01/2020 to 12/31/2020	13.54926	14.35854	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01754	10.04935	0
01/01/2012 to 12/31/2012	10.04935	10.45656	0
01/01/2013 to 12/31/2013	10.45656	9.92350	978
01/01/2014 to 12/31/2014	9.92350	10.22500	3,400
01/01/2015 to 12/31/2015	10.22500	9.90688	909
01/01/2016 to 12/31/2016	9.90688	10.03038	539
01/01/2017 to 12/31/2017	10.03038	10.29802	666
01/01/2018 to 12/31/2018	10.29802	9.92155	547
01/01/2019 to 12/31/2019	9.92155	10.57901	197
01/01/2020 to 12/31/2020	10.57901	10.89933	0
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.42459	10.40969	21,471
01/01/2012 to 12/31/2012	10.40969	11.41918	14,441
01/01/2013 to 12/31/2013	11.41918	12.98265	15,646
01/01/2014 to 12/31/2014	12.98265	13.77278	6,996
01/01/2015 to 12/31/2015	13.77278	13.29830	13,061
01/01/2016 to 12/31/2016	13.29830	14.22448	10,659
01/01/2017 to 12/31/2017	14.22448	16.04485	19,502
01/01/2018 to 12/31/2018	16.04485	14.40125	10,216
01/01/2019 to 12/31/2019	14.40125	16.67408	602
01/01/2020 to 12/31/2020	16.67408	17.14759	0
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.81154	10.86707	1,736
01/01/2012 to 12/31/2012	10.86707	12.54220	1,951
01/01/2013 to 12/31/2013	12.54220	16.13625	518
01/01/2014 to 12/31/2014	16.13625	18.37489	1,581
01/01/2015 to 12/31/2015	18.37489	18.40090	1,127
01/01/2016 to 12/31/2016	18.40090	20.53190	128
01/01/2017 to 12/31/2017	20.53190	24.38730	101
01/01/2018 to 12/31/2018	24.38730	21.74190	74
01/01/2019 to 12/31/2019	21.74190	26.29011	45
01/01/2020 to 12/31/2020	26.29011	24.21586	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99762	8.82682	0
01/01/2012 to 12/31/2012	8.82682	9.70309	0
01/01/2013 to 12/31/2013	9.70309	11.53800	0
01/01/2014 to 12/31/2014	11.53800	11.93785	0
01/01/2015 to 12/31/2015	11.93785	11.61500	0
01/01/2016 to 12/31/2016	11.61500	11.99812	0
01/01/2017 to 12/31/2017	11.99812	13.77771	0
01/01/2018 to 12/31/2018	13.77771	12.50924	0
01/01/2019 to 12/31/2019	12.50924	14.72978	0
01/01/2020 to 12/31/2020	14.72978	15.96659	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.06901	10.18802	2,998
01/01/2012 to 12/31/2012	10.18802	11.88382	2,062
01/01/2013 to 12/31/2013	11.88382	16.25704	1,031
01/01/2014 to 12/31/2014	16.25704	16.57406	843
01/01/2015 to 12/31/2015	16.57406	16.31656	928
01/01/2016 to 12/31/2016	16.31656	17.07314	437
01/01/2017 to 12/31/2017	17.07314	21.18129	546
01/01/2018 to 12/31/2018	21.18129	18.34311	213
01/01/2019 to 12/31/2019	18.34311	24.32182	220
01/01/2020 to 12/31/2020	24.32182	31.94319	0
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.52563	12.05011	3,505
01/01/2012 to 12/31/2012	12.05011	13.13143	1,941
01/01/2013 to 12/31/2013	13.13143	17.24465	725
01/01/2014 to 12/31/2014	17.24465	17.39298	791
01/01/2015 to 12/31/2015	17.39298	17.03008	893
01/01/2016 to 12/31/2016	17.03008	18.54413	285
01/01/2017 to 12/31/2017	18.54413	22.32618	141
01/01/2018 to 12/31/2018	22.32618	19.86367	91
01/01/2019 to 12/31/2019	19.86367	25.11007	5
01/01/2020 to 12/31/2020	25.11007	36.19977	0
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.38359	10.39864	5,463
01/01/2012 to 12/31/2012	10.39864	11.93642	5,137
01/01/2013 to 12/31/2013	11.93642	15.93369	1,117
01/01/2014 to 12/31/2014	15.93369	16.29521	3,473
01/01/2015 to 12/31/2015	16.29521	15.14839	1,816
01/01/2016 to 12/31/2016	15.14839	19.01594	0
01/01/2017 to 12/31/2017	19.01594	19.83298	0
01/01/2018 to 12/31/2018	19.83298	15.97498	0
01/01/2019 to 12/31/2019	15.97498	18.93096	0
01/01/2020 to 12/31/2020	18.93096	18.54999	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.61502	10.51766	20,547
01/01/2012 to 12/31/2012	10.51766	11.59639	22,048
01/01/2013 to 12/31/2013	11.59639	13.16241	5,162
01/01/2014 to 12/31/2014	13.16241	13.53925	10,881
01/01/2015 to 12/31/2015	13.53925	13.15886	8,916
01/01/2016 to 12/31/2016	13.15886	13.74917	5,024
01/01/2017 to 12/31/2017	13.74917	15.41656	5,716
01/01/2018 to 12/31/2018	15.41656	14.17709	3,207
01/01/2019 to 12/31/2019	14.17709	16.64400	174
01/01/2020 to 12/31/2020	16.64400	18.19644	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.05594	10.55928	2,435
01/01/2012 to 12/31/2012	10.55928	12.06157	1,127
01/01/2013 to 12/31/2013	12.06157	16.87703	1,772
01/01/2014 to 12/31/2014	16.87703	17.76439	2,615
01/01/2015 to 12/31/2015	17.76439	18.91206	1,317
01/01/2016 to 12/31/2016	18.91206	18.87019	660
01/01/2017 to 12/31/2017	18.87019	25.28022	519
01/01/2018 to 12/31/2018	25.28022	25.50525	231
01/01/2019 to 12/31/2019	25.50525	31.77352	188
01/01/2020 to 12/31/2020	31.77352	43.15622	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.59052	10.23858	1,457
01/01/2012 to 12/31/2012	10.23858	11.27923	839
01/01/2013 to 12/31/2013	11.27923	14.75260	0
01/01/2014 to 12/31/2014	14.75260	14.55531	0
01/01/2015 to 12/31/2015	14.55531	13.28296	0
01/01/2016 to 12/31/2016	13.28296	13.69617	0
01/01/2017 to 12/31/2017	13.69617	15.50965	594
01/01/2018 to 12/31/2018	15.50965	13.60215	251
01/01/2019 to 12/31/2019	13.60215	16.64634	204
01/01/2020 to 12/31/2020	16.64634	16.50985	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.39318	9.41761	8,191
01/01/2012 to 12/31/2012	9.41761	9.47959	5,408
01/01/2013 to 12/31/2013	9.47959	10.62586	1,803
01/01/2014 to 12/31/2014	10.62586	9.45971	2,653
01/01/2015 to 12/31/2015	9.45971	7.42054	1,259
01/01/2016 to 12/31/2016	7.42054	8.98419	1,525
01/01/2017 to 12/31/2017	8.98419	9.62845	1,041
01/01/2018 to 12/31/2018	9.62845	7.79490	872
01/01/2019 to 12/31/2019	7.79490	8.85010	753
01/01/2020 to 12/31/2020	8.85010	8.40672	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.41794	10.71019	0
01/01/2012 to 12/31/2012	10.71019	12.32002	0
01/01/2013 to 12/31/2013	12.32002	15.84889	71
01/01/2014 to 12/31/2014	15.84889	17.70212	64
01/01/2015 to 12/31/2015	17.70212	16.06112	20
01/01/2016 to 12/31/2016	16.06112	17.78858	163
01/01/2017 to 12/31/2017	17.78858	20.48576	142
01/01/2018 to 12/31/2018	20.48576	16.61000	103
01/01/2019 to 12/31/2019	16.61000	19.22608	97
01/01/2020 to 12/31/2020	19.22608	17.59239	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99762	8.76473	561
01/01/2012 to 12/31/2012	8.76473	9.45170	1,209
01/01/2013 to 12/31/2013	9.45170	11.06506	627
01/01/2014 to 12/31/2014	11.06506	11.34142	926
01/01/2015 to 12/31/2015	11.34142	10.94847	1,258
01/01/2016 to 12/31/2016	10.94847	11.33122	1,815
01/01/2017 to 12/31/2017	11.33122	12.50577	1,473
01/01/2018 to 12/31/2018	12.50577	11.54030	1,409
01/01/2019 to 12/31/2019	11.54030	13.51580	0
01/01/2020 to 12/31/2020	13.51580	14.00497	0
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.32483	10.63550	5,850
01/01/2012 to 12/31/2012	10.63550	11.14320	8,423
01/01/2013 to 12/31/2013	11.14320	10.66394	3,205
01/01/2014 to 12/31/2014	10.66394	11.10558	7,859
01/01/2015 to 12/31/2015	11.10558	10.92245	4,626
01/01/2016 to 12/31/2016	10.92245	11.15849	8,426
01/01/2017 to 12/31/2017	11.15849	11.52521	4,056
01/01/2018 to 12/31/2018	11.52521	10.94143	2,617
01/01/2019 to 12/31/2019	10.94143	11.93724	417
01/01/2020 to 12/31/2020	11.93724	12.53736	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.05357	9.68945	172,922
01/01/2012 to 12/31/2012	9.68945	10.79903	187,764
01/01/2013 to 12/31/2013	10.79903	11.75851	169,163
01/01/2014 to 12/31/2014	11.75851	12.08662	230,801
01/01/2015 to 12/31/2015	12.08662	11.58176	286,697
01/01/2016 to 12/31/2016	11.58176	12.19380	296,022
01/01/2017 to 12/31/2017	12.19380	13.59275	280,237
01/01/2018 to 12/31/2018	13.59275	12.36263	241,676
01/01/2019 to 12/31/2019	12.36263	14.20530	238,428
01/01/2020 to 12/31/2020	14.20530	14.65795	228,821
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.59254	10.49952	36,272
01/01/2012 to 12/31/2012	10.49952	11.81435	79,091
01/01/2013 to 12/31/2013	11.81435	13.63409	158,790
01/01/2014 to 12/31/2014	13.63409	14.32368	180,239
01/01/2015 to 12/31/2015	14.32368	14.29579	206,753
01/01/2016 to 12/31/2016	14.29579	15.16031	258,359
01/01/2017 to 12/31/2017	15.16031	17.55127	276,330
01/01/2018 to 12/31/2018	17.55127	16.35373	293,477
01/01/2019 to 12/31/2019	16.35373	19.73136	269,061
01/01/2020 to 12/31/2020	19.73136	21.62240	261,751
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	9.99007	9.71160	5,942
01/01/2012 to 12/31/2012	9.71160	10.60403	50,477
01/01/2013 to 12/31/2013	10.60403	11.80510	62,149
01/01/2014 to 12/31/2014	11.80510	12.28896	69,809
01/01/2015 to 12/31/2015	12.28896	12.14719	72,169
01/01/2016 to 12/31/2016	12.14719	12.60617	100,956
01/01/2017 to 12/31/2017	12.60617	14.50774	139,717
01/01/2018 to 12/31/2018	14.50774	13.22832	137,096
01/01/2019 to 12/31/2019	13.22832	15.46111	147,025
01/01/2020 to 12/31/2020	15.46111	17.46615	146,805
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.40804	10.17985	366,569
01/01/2012 to 12/31/2012	10.17985	11.33645	524,542
01/01/2013 to 12/31/2013	11.33645	13.20498	566,259
01/01/2014 to 12/31/2014	13.20498	13.92690	843,587
01/01/2015 to 12/31/2015	13.92690	13.85466	1,049,212
01/01/2016 to 12/31/2016	13.85466	14.58164	1,373,384
01/01/2017 to 12/31/2017	14.58164	16.58958	1,583,679
01/01/2018 to 12/31/2018	16.58958	15.61408	1,661,615
01/01/2019 to 12/31/2019	15.61408	18.46124	1,774,057
01/01/2020 to 12/31/2020	18.46124	20.42947	1,843,290

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	11.77276	11.91843	101,716
01/01/2012 to 12/31/2012	11.91843	12.35443	57,567
01/01/2013 to 12/31/2013	12.35443	11.96593	61,513
01/01/2014 to 12/31/2014	11.96593	11.83586	56,087
01/01/2015 to 12/31/2015	11.83586	11.77554	95,573
01/01/2016 to 12/31/2016	11.77554	11.85025	101,282
01/01/2017 to 12/31/2017	11.85025	11.93304	177,391
01/01/2018 to 12/31/2018	11.93304	11.90270	280,925
01/01/2019 to 12/31/2019	11.90270	12.32937	290,821
01/01/2020 to 12/31/2020	12.32937	12.51982	297,341
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	12.57524	12.84647	42,310
01/01/2012 to 12/31/2012	12.84647	13.90489	141,041
01/01/2013 to 12/31/2013	13.90489	13.51422	157,940
01/01/2014 to 12/31/2014	13.51422	13.94662	156,494
01/01/2015 to 12/31/2015	13.94662	13.51743	159,560
01/01/2016 to 12/31/2016	13.51743	13.94960	163,286
01/01/2017 to 12/31/2017	13.94960	14.41424	156,940
01/01/2018 to 12/31/2018	14.41424	14.17661	155,240
01/01/2019 to 12/31/2019	14.17661	15.33112	170,125
01/01/2020 to 12/31/2020	15.33112	16.29730	159,684
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	9.88109	9.54594	115,629
01/01/2012 to 12/31/2012	9.54594	10.74833	85,759
01/01/2013 to 12/31/2013	10.74833	13.05551	147,135
01/01/2014 to 12/31/2014	13.05551	13.83039	261,580
01/01/2015 to 12/31/2015	13.83039	13.76649	412,131
01/01/2016 to 12/31/2016	13.76649	14.56220	531,059
01/01/2017 to 12/31/2017	14.56220	16.99771	642,736
01/01/2018 to 12/31/2018	16.99771	15.78215	717,176
01/01/2019 to 12/31/2019	15.78215	19.10225	788,216
01/01/2020 to 12/31/2020	19.10225	21.45112	843,766
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	9.76197	9.17833	541
01/01/2012 to 12/31/2012	9.17833	11.52315	1,910
01/01/2013 to 12/31/2013	11.52315	11.90508	5,835
01/01/2014 to 12/31/2014	11.90508	13.42844	9,633
01/01/2015 to 12/31/2015	13.42844	13.28358	9,943
01/01/2016 to 12/31/2016	13.28358	13.26990	23,866
01/01/2017 to 12/31/2017	13.26990	14.56915	23,573
01/01/2018 to 12/31/2018	14.56915	13.74481	23,009
01/01/2019 to 12/31/2019	13.74481	17.02803	24,798
01/01/2020 to 12/31/2020	17.02803	16.36283	28,912
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	8.36127	8.82419	4,845
01/01/2012 to 12/31/2012	8.82419	10.07765	33,808
01/01/2013 to 12/31/2013	10.07765	10.29050	28,693
01/01/2014 to 12/31/2014	10.29050	13.33818	33,765
01/01/2015 to 12/31/2015	13.33818	13.84584	49,429
01/01/2016 to 12/31/2016	13.84584	14.36896	61,695
01/01/2017 to 12/31/2017	14.36896	15.11555	58,323
01/01/2018 to 12/31/2018	15.11555	14.25356	59,512
01/01/2019 to 12/31/2019	14.25356	18.51789	60,285
01/01/2020 to 12/31/2020	18.51789	17.81454	64,082

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.15868	8.80869	2,616
01/01/2012 to 12/31/2012	8.80869	10.28504	3,295
01/01/2013 to 12/31/2013	10.28504	10.20593	18,822
01/01/2014 to 12/31/2014	10.20593	9.63174	22,153
01/01/2015 to 12/31/2015	9.63174	7.94129	23,602
01/01/2016 to 12/31/2016	7.94129	8.83470	26,731
01/01/2017 to 12/31/2017	8.83470	11.05480	36,278
01/01/2018 to 12/31/2018	11.05480	9.40746	33,283
01/01/2019 to 12/31/2019	9.40746	10.55768	26,904
01/01/2020 to 12/31/2020	10.55768	10.87757	23,580
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	9.70021	9.45972	70,843
01/01/2012 to 12/31/2012	9.45972	10.36217	125,844
01/01/2013 to 12/31/2013	10.36217	11.77393	141,532
01/01/2014 to 12/31/2014	11.77393	12.02477	146,745
01/01/2015 to 12/31/2015	12.02477	12.02372	175,869
01/01/2016 to 12/31/2016	12.02372	12.41117	191,548
01/01/2017 to 12/31/2017	12.41117	14.31272	207,742
01/01/2018 to 12/31/2018	14.31272	13.07285	192,111
01/01/2019 to 12/31/2019	13.07285	15.53206	198,626
01/01/2020 to 12/31/2020	15.53206	16.72529	188,642
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99973	10.07671	116,944
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.32606	10.17206	13,151
01/01/2012 to 12/31/2012	10.17206	11.09154	67,208
01/01/2013 to 12/31/2013	11.09154	12.06017	27,028
01/01/2014 to 12/31/2014	12.06017	12.42331	62,516
01/01/2015 to 12/31/2015	12.42331	12.18843	73,646
01/01/2016 to 12/31/2016	12.18843	12.70214	98,929
01/01/2017 to 12/31/2017	12.70214	14.12146	96,526
01/01/2018 to 12/31/2018	14.12146	12.99418	83,476
01/01/2019 to 12/31/2019	12.99418	14.92684	85,776
01/01/2020 to 12/31/2020	14.92684	16.10419	73,254
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	12.07909	12.11532	1,906
01/01/2012 to 12/31/2012	12.11532	13.87726	4,328
01/01/2013 to 12/31/2013	13.87726	19.07270	10,593
01/01/2014 to 12/31/2014	19.07270	20.24314	14,911
01/01/2015 to 12/31/2015	20.24314	18.94153	28,415
01/01/2016 to 12/31/2016	18.94153	23.31383	35,607
01/01/2017 to 12/31/2017	23.31383	25.89693	38,501
01/01/2018 to 12/31/2018	25.89693	22.03326	44,443
01/01/2019 to 12/31/2019	22.03326	26.75324	46,090
01/01/2020 to 12/31/2020	26.75324	27.13377	54,152

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	10.27485	10.17598	28,226
01/01/2012 to 12/31/2012	10.17598	10.07626	137,020
01/01/2013 to 12/31/2013	10.07626	9.97714	122,291
01/01/2014 to 12/31/2014	9.97714	9.87852	250,708
01/01/2015 to 12/31/2015	9.87852	9.78032	270,947
01/01/2016 to 12/31/2016	9.78032	9.68399	281,767
01/01/2017 to 12/31/2017	9.68399	9.62117	396,090
01/01/2018 to 12/31/2018	9.62117	9.64920	275,729
01/01/2019 to 12/31/2019	9.64920	9.71522	182,453
01/01/2020 to 12/31/2020	9.71522	9.64093	305,311
AST High Yield Portfolio
01/01/2011 to 12/31/2011	11.08074	11.31919	24,364
01/01/2012 to 12/31/2012	11.31919	12.76194	53,227
01/01/2013 to 12/31/2013	12.76194	13.54280	47,007
01/01/2014 to 12/31/2014	13.54280	13.75166	62,152
01/01/2015 to 12/31/2015	13.75166	13.13027	80,541
01/01/2016 to 12/31/2016	13.13027	15.00201	109,170
01/01/2017 to 12/31/2017	15.00201	15.96360	109,039
01/01/2018 to 12/31/2018	15.96360	15.49079	124,974
01/01/2019 to 12/31/2019	15.49079	17.68393	125,024
01/01/2020 to 12/31/2020	17.68393	17.97045	121,515
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	7.55590	7.16817	1,094
01/01/2012 to 12/31/2012	7.16817	8.29561	14,852
01/01/2013 to 12/31/2013	8.29561	11.48738	31,898
01/01/2014 to 12/31/2014	11.48738	12.93708	42,358
01/01/2015 to 12/31/2015	12.93708	11.80525	49,990
01/01/2016 to 12/31/2016	11.80525	14.01298	61,709
01/01/2017 to 12/31/2017	14.01298	16.53743	85,467
01/01/2018 to 12/31/2018	16.53743	14.05575	103,948
01/01/2019 to 12/31/2019	14.05575	18.02518	107,832
01/01/2020 to 12/31/2020	18.02518	17.89519	109,128
AST International Growth Portfolio
01/01/2011 to 12/31/2011	9.01789	7.77483	437
01/01/2012 to 12/31/2012	7.77483	9.26557	8,321
01/01/2013 to 12/31/2013	9.26557	10.92201	15,690
01/01/2014 to 12/31/2014	10.92201	10.21646	15,533
01/01/2015 to 12/31/2015	10.21646	10.43383	19,369
01/01/2016 to 12/31/2016	10.43383	9.94030	16,568
01/01/2017 to 12/31/2017	9.94030	13.32866	20,148
01/01/2018 to 12/31/2018	13.32866	11.43688	25,328
01/01/2019 to 12/31/2019	11.43688	14.95971	29,398
01/01/2020 to 12/31/2020	14.95971	19.45065	34,784
AST International Value Portfolio
01/01/2011 to 12/31/2011	9.17929	7.94794	1,773
01/01/2012 to 12/31/2012	7.94794	9.18156	3,131
01/01/2013 to 12/31/2013	9.18156	10.86035	7,431
01/01/2014 to 12/31/2014	10.86035	10.03208	9,404
01/01/2015 to 12/31/2015	10.03208	10.01389	11,194
01/01/2016 to 12/31/2016	10.01389	9.97240	10,720
01/01/2017 to 12/31/2017	9.97240	12.12628	12,615
01/01/2018 to 12/31/2018	12.12628	10.06836	9,185
01/01/2019 to 12/31/2019	10.06836	11.96465	9,097
01/01/2020 to 12/31/2020	11.96465	11.77440	12,162

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.13569	9.97825	1,208
01/01/2012 to 12/31/2012	9.97825	11.22134	27,647
01/01/2013 to 12/31/2013	11.22134	12.91910	27,963
01/01/2014 to 12/31/2014	12.91910	13.60521	34,332
01/01/2015 to 12/31/2015	13.60521	13.32949	53,555
01/01/2016 to 12/31/2016	13.32949	13.88622	58,208
01/01/2017 to 12/31/2017	13.88622	16.08024	65,148
01/01/2018 to 12/31/2018	16.08024	14.74659	61,814
01/01/2019 to 12/31/2019	14.74659	17.43752	95,993
01/01/2020 to 12/31/2020	17.43752	19.53693	95,827
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	9.09678	8.18270	11,011
01/01/2012 to 12/31/2012	8.18270	9.87658	14,182
01/01/2013 to 12/31/2013	9.87658	11.28094	28,745
01/01/2014 to 12/31/2014	11.28094	10.45830	71,525
01/01/2015 to 12/31/2015	10.45830	10.06541	106,352
01/01/2016 to 12/31/2016	10.06541	10.15840	111,320
01/01/2017 to 12/31/2017	10.15840	13.03844	128,328
01/01/2018 to 12/31/2018	13.03844	10.65367	196,763
01/01/2019 to 12/31/2019	10.65367	13.41967	171,119
01/01/2020 to 12/31/2020	13.41967	15.02475	187,611
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.65289	10.57215	44,156
01/01/2012 to 12/31/2012	10.57215	11.58947	68,595
01/01/2013 to 12/31/2013	11.58947	12.74066	67,156
01/01/2014 to 12/31/2014	12.74066	13.30181	88,614
01/01/2015 to 12/31/2015	13.30181	13.14611	89,830
01/01/2016 to 12/31/2016	13.14611	13.51574	125,636
01/01/2017 to 12/31/2017	13.51574	15.00708	141,975
01/01/2018 to 12/31/2018	15.00708	14.09612	134,968
01/01/2019 to 12/31/2019	14.09612	15.99541	138,165
01/01/2020 to 12/31/2020	15.99541	17.63488	139,672
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.35164	11.31377	0
01/01/2012 to 12/31/2012	11.31377	12.90295	518
01/01/2013 to 12/31/2013	12.90295	17.43738	5,435
01/01/2014 to 12/31/2014	17.43738	18.90555	8,490
01/01/2015 to 12/31/2015	18.90555	20.70893	10,511
01/01/2016 to 12/31/2016	20.70893	20.20390	10,182
01/01/2017 to 12/31/2017	20.20390	27.17167	14,178
01/01/2018 to 12/31/2018	27.17167	26.46778	16,937
01/01/2019 to 12/31/2019	26.46778	34.74953	20,499
01/01/2020 to 12/31/2020	34.74953	52.99759	27,829
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	9.74903	9.56442	5,154
01/01/2012 to 12/31/2012	9.56442	10.63120	48,310
01/01/2013 to 12/31/2013	10.63120	14.37959	35,153
01/01/2014 to 12/31/2014	14.37959	15.74482	73,599
01/01/2015 to 12/31/2015	15.74482	17.15902	82,680
01/01/2016 to 12/31/2016	17.15902	17.93663	79,915
01/01/2017 to 12/31/2017	17.93663	23.61802	104,767
01/01/2018 to 12/31/2018	23.61802	22.75449	128,715
01/01/2019 to 12/31/2019	22.75449	29.65526	119,761
01/01/2020 to 12/31/2020	29.65526	38.63746	126,949

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.33903	9.91614	18,473
01/01/2012 to 12/31/2012	9.91614	12.08368	28,565
01/01/2013 to 12/31/2013	12.08368	15.27018	35,474
01/01/2014 to 12/31/2014	15.27018	15.66783	48,968
01/01/2015 to 12/31/2015	15.66783	15.28549	63,770
01/01/2016 to 12/31/2016	15.28549	16.21071	73,574
01/01/2017 to 12/31/2017	16.21071	19.87703	102,439
01/01/2018 to 12/31/2018	19.87703	17.79928	108,751
01/01/2019 to 12/31/2019	17.79928	22.90247	107,745
01/01/2020 to 12/31/2020	22.90247	25.89091	98,947
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99918	10.37057	16,117
01/01/2013 to 12/31/2013	10.37057	12.20998	8,126
01/01/2014 to 12/31/2014	12.20998	12.71038	13,083
01/01/2015 to 12/31/2015	12.71038	12.42824	15,806
01/01/2016 to 12/31/2016	12.42824	12.83725	25,969
01/01/2017 to 12/31/2017	12.83725	14.80668	26,954
01/01/2018 to 12/31/2018	14.80668	13.44632	22,681
01/01/2019 to 12/31/2019	13.44632	16.34372	74,074
01/01/2020 to 12/31/2020	16.34372	17.77964	115,259
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.04775	9.88927	3,386
01/01/2012 to 12/31/2012	9.88927	11.46400	5,224
01/01/2013 to 12/31/2013	11.46400	15.51686	16,702
01/01/2014 to 12/31/2014	15.51686	16.70138	32,940
01/01/2015 to 12/31/2015	16.70138	17.73141	52,858
01/01/2016 to 12/31/2016	17.73141	17.89169	66,755
01/01/2017 to 12/31/2017	17.89169	23.15489	77,695
01/01/2018 to 12/31/2018	23.15489	23.41734	98,238
01/01/2019 to 12/31/2019	23.41734	31.94467	95,673
01/01/2020 to 12/31/2020	31.94467	41.26780	99,404
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.42903	11.93976	1,490
01/01/2012 to 12/31/2012	11.93976	14.14015	10,307
01/01/2013 to 12/31/2013	14.14015	18.50694	16,778
01/01/2014 to 12/31/2014	18.50694	20.43596	21,586
01/01/2015 to 12/31/2015	20.43596	19.08331	59,327
01/01/2016 to 12/31/2016	19.08331	19.20543	63,514
01/01/2017 to 12/31/2017	19.20543	24.16719	79,947
01/01/2018 to 12/31/2018	24.16719	22.88626	98,056
01/01/2019 to 12/31/2019	22.88626	29.49267	101,734
01/01/2020 to 12/31/2020	29.49267	39.37383	108,358
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	9.97960	9.63540	10,393
01/01/2012 to 12/31/2012	9.63540	11.17393	15,841
01/01/2013 to 12/31/2013	11.17393	15.71072	36,628
01/01/2014 to 12/31/2014	15.71072	17.77178	44,348
01/01/2015 to 12/31/2015	17.77178	16.60400	54,248
01/01/2016 to 12/31/2016	16.60400	19.43671	60,770
01/01/2017 to 12/31/2017	19.43671	21.89837	74,157
01/01/2018 to 12/31/2018	21.89837	18.11547	87,816
01/01/2019 to 12/31/2019	18.11547	21.70530	83,900
01/01/2020 to 12/31/2020	21.70530	21.10671	84,720

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	11.15697	11.15675	207,615
01/01/2012 to 12/31/2012	11.15675	12.19226	449,309
01/01/2013 to 12/31/2013	12.19226	13.18351	433,397
01/01/2014 to 12/31/2014	13.18351	13.80684	626,045
01/01/2015 to 12/31/2015	13.80684	13.68969	718,355
01/01/2016 to 12/31/2016	13.68969	14.30327	825,544
01/01/2017 to 12/31/2017	14.30327	15.59655	983,931
01/01/2018 to 12/31/2018	15.59655	15.00285	894,586
01/01/2019 to 12/31/2019	15.00285	17.04382	941,208
01/01/2020 to 12/31/2020	17.04382	18.40748	988,443
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	9.65573	8.96603	49,820
01/01/2012 to 12/31/2012	8.96603	10.02421	61,112
01/01/2013 to 12/31/2013	10.02421	11.61472	94,352
01/01/2014 to 12/31/2014	11.61472	12.55744	195,413
01/01/2015 to 12/31/2015	12.55744	12.35696	264,830
01/01/2016 to 12/31/2016	12.35696	13.46983	281,928
01/01/2017 to 12/31/2017	13.46983	15.48350	579,941
01/01/2018 to 12/31/2018	15.48350	14.16509	601,960
01/01/2019 to 12/31/2019	14.16509	16.71458	563,955
01/01/2020 to 12/31/2020	16.71458	17.51827	517,270
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	8.64622	8.85664	491
01/01/2012 to 12/31/2012	8.85664	10.41779	1,912
01/01/2013 to 12/31/2013	10.41779	13.65949	8,717
01/01/2014 to 12/31/2014	13.65949	15.85219	20,322
01/01/2015 to 12/31/2015	15.85219	16.17865	28,273
01/01/2016 to 12/31/2016	16.17865	18.39686	44,915
01/01/2017 to 12/31/2017	18.39686	22.26804	47,201
01/01/2018 to 12/31/2018	22.26804	20.23491	57,393
01/01/2019 to 12/31/2019	20.23491	24.93613	60,624
01/01/2020 to 12/31/2020	24.93613	23.40867	61,609
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99918	8.93992	0
01/01/2012 to 12/31/2012	8.93992	10.01604	21,087
01/01/2013 to 12/31/2013	10.01604	12.13798	25,309
01/01/2014 to 12/31/2014	12.13798	12.79898	15,325
01/01/2015 to 12/31/2015	12.79898	12.69136	93,053
01/01/2016 to 12/31/2016	12.69136	13.36031	201,968
01/01/2017 to 12/31/2017	13.36031	15.63441	221,992
01/01/2018 to 12/31/2018	15.63441	14.46842	278,782
01/01/2019 to 12/31/2019	14.46842	17.36278	179,321
01/01/2020 to 12/31/2020	17.36278	19.18082	159,190
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	10.41905	8.96343	2,264
01/01/2012 to 12/31/2012	8.96343	10.65604	9,161
01/01/2013 to 12/31/2013	10.65604	14.85632	15,705
01/01/2014 to 12/31/2014	14.85632	15.43593	19,852
01/01/2015 to 12/31/2015	15.43593	15.48715	29,778
01/01/2016 to 12/31/2016	15.48715	16.51462	32,216
01/01/2017 to 12/31/2017	16.51462	20.87920	46,248
01/01/2018 to 12/31/2018	20.87920	18.42985	62,800
01/01/2019 to 12/31/2019	18.42985	24.90454	65,318
01/01/2020 to 12/31/2020	24.90454	33.33401	70,880

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.06406	11.82778	819
01/01/2012 to 12/31/2012	11.82778	13.13644	5,376
01/01/2013 to 12/31/2013	13.13644	17.58113	12,287
01/01/2014 to 12/31/2014	17.58113	18.07191	13,769
01/01/2015 to 12/31/2015	18.07191	18.03357	12,680
01/01/2016 to 12/31/2016	18.03357	20.01168	20,627
01/01/2017 to 12/31/2017	20.01168	24.55270	24,216
01/01/2018 to 12/31/2018	24.55270	22.26553	15,944
01/01/2019 to 12/31/2019	22.26553	28.68509	21,046
01/01/2020 to 12/31/2020	28.68509	42.14436	20,176
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.30053	9.58913	680
01/01/2012 to 12/31/2012	9.58913	11.21832	7,416
01/01/2013 to 12/31/2013	11.21832	15.26149	17,249
01/01/2014 to 12/31/2014	15.26149	15.90635	18,760
01/01/2015 to 12/31/2015	15.90635	15.07015	20,694
01/01/2016 to 12/31/2016	15.07015	19.27868	20,881
01/01/2017 to 12/31/2017	19.27868	20.49063	31,112
01/01/2018 to 12/31/2018	20.49063	16.82275	44,188
01/01/2019 to 12/31/2019	16.82275	20.31714	38,704
01/01/2020 to 12/31/2020	20.31714	20.28945	34,689
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.52807	10.63067	60,944
01/01/2012 to 12/31/2012	10.63067	11.94592	170,982
01/01/2013 to 12/31/2013	11.94592	13.81861	463,674
01/01/2014 to 12/31/2014	13.81861	14.48626	626,426
01/01/2015 to 12/31/2015	14.48626	14.34890	810,547
01/01/2016 to 12/31/2016	14.34890	15.27883	843,845
01/01/2017 to 12/31/2017	15.27883	17.45860	944,414
01/01/2018 to 12/31/2018	17.45860	16.36414	1,089,691
01/01/2019 to 12/31/2019	16.36414	19.57926	1,092,615
01/01/2020 to 12/31/2020	19.57926	21.81517	1,151,333
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.20897	10.91000	4,699
01/01/2012 to 12/31/2012	10.91000	12.70117	19,767
01/01/2013 to 12/31/2013	12.70117	18.11188	40,364
01/01/2014 to 12/31/2014	18.11188	19.42910	54,961
01/01/2015 to 12/31/2015	19.42910	21.08029	51,404
01/01/2016 to 12/31/2016	21.08029	21.43515	65,202
01/01/2017 to 12/31/2017	21.43515	29.26401	69,075
01/01/2018 to 12/31/2018	29.26401	30.09300	84,325
01/01/2019 to 12/31/2019	30.09300	38.20629	75,559
01/01/2020 to 12/31/2020	38.20629	52.88590	78,082
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	8.25078	8.12903	4,250
01/01/2012 to 12/31/2012	8.12903	9.12709	14,114
01/01/2013 to 12/31/2013	9.12709	12.16608	25,451
01/01/2014 to 12/31/2014	12.16608	12.23327	30,161
01/01/2015 to 12/31/2015	12.23327	11.37778	29,175
01/01/2016 to 12/31/2016	11.37778	11.95569	29,680
01/01/2017 to 12/31/2017	11.95569	13.79697	56,686
01/01/2018 to 12/31/2018	13.79697	12.33326	110,849
01/01/2019 to 12/31/2019	12.33326	15.38238	310,299
01/01/2020 to 12/31/2020	15.38238	15.54840	393,130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	12.17409	10.25550	19,083
01/01/2012 to 12/31/2012	10.25550	10.52125	16,869
01/01/2013 to 12/31/2013	10.52125	12.01930	30,337
01/01/2014 to 12/31/2014	12.01930	10.90540	40,792
01/01/2015 to 12/31/2015	10.90540	8.71869	53,185
01/01/2016 to 12/31/2016	8.71869	10.75741	93,994
01/01/2017 to 12/31/2017	10.75741	11.74892	94,161
01/01/2018 to 12/31/2018	11.74892	9.69486	85,217
01/01/2019 to 12/31/2019	9.69486	11.21779	79,899
01/01/2020 to 12/31/2020	11.21779	10.86002	82,443
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.42410	9.96483	972
01/01/2012 to 12/31/2012	9.96483	11.68256	7,983
01/01/2013 to 12/31/2013	11.68256	15.31633	5,233
01/01/2014 to 12/31/2014	15.31633	17.43481	8,434
01/01/2015 to 12/31/2015	17.43481	16.12146	25,811
01/01/2016 to 12/31/2016	16.12146	18.19606	25,555
01/01/2017 to 12/31/2017	18.19606	21.35480	27,034
01/01/2018 to 12/31/2018	21.35480	17.64836	28,454
01/01/2019 to 12/31/2019	17.64836	20.81892	25,271
01/01/2020 to 12/31/2020	20.81892	19.41485	28,637
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.80618	8.70580	20,325
01/01/2012 to 12/31/2012	8.70580	9.56832	21,025
01/01/2013 to 12/31/2013	9.56832	11.41596	32,813
01/01/2014 to 12/31/2014	11.41596	11.92516	51,705
01/01/2015 to 12/31/2015	11.92516	11.73237	76,182
01/01/2016 to 12/31/2016	11.73237	12.37437	94,590
01/01/2017 to 12/31/2017	12.37437	13.91758	107,900
01/01/2018 to 12/31/2018	13.91758	13.09050	100,403
01/01/2019 to 12/31/2019	13.09050	15.62487	109,062
01/01/2020 to 12/31/2020	15.62487	16.50039	99,379
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	11.05727	11.60740	6,542
01/01/2012 to 12/31/2012	11.60740	12.39484	37,608
01/01/2013 to 12/31/2013	12.39484	12.08896	36,684
01/01/2014 to 12/31/2014	12.08896	12.83064	48,572
01/01/2015 to 12/31/2015	12.83064	12.86080	60,874
01/01/2016 to 12/31/2016	12.86080	13.38950	106,795
01/01/2017 to 12/31/2017	13.38950	14.09350	107,980
01/01/2018 to 12/31/2018	14.09350	13.63727	340,141
01/01/2019 to 12/31/2019	13.63727	15.16307	292,253
01/01/2020 to 12/31/2020	15.16307	16.23027	332,030
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (1.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.81679	10.35039	46,928,622
01/01/2012 to 12/31/2012	10.35039	11.45280	70,449,167
01/01/2013 to 12/31/2013	11.45280	12.38097	71,085,625
01/01/2014 to 12/31/2014	12.38097	12.63524	62,751,148
01/01/2015 to 12/31/2015	12.63524	12.02065	50,129,170
01/01/2016 to 12/31/2016	12.02065	12.56548	44,325,863
01/01/2017 to 12/31/2017	12.56548	13.90699	42,749,889
01/01/2018 to 12/31/2018	13.90699	12.55718	29,866,210
01/01/2019 to 12/31/2019	12.55718	14.32556	24,263,578
01/01/2020 to 12/31/2020	14.32556	14.67610	14,211,862
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.92280	10.74947	37,358,515
01/01/2012 to 12/31/2012	10.74947	12.00861	75,596,679
01/01/2013 to 12/31/2013	12.00861	13.75898	88,858,258
01/01/2014 to 12/31/2014	13.75898	14.35121	84,796,370
01/01/2015 to 12/31/2015	14.35121	14.22051	78,455,073
01/01/2016 to 12/31/2016	14.22051	14.97274	72,091,256
01/01/2017 to 12/31/2017	14.97274	17.21021	65,677,574
01/01/2018 to 12/31/2018	17.21021	15.92036	56,769,314
01/01/2019 to 12/31/2019	15.92036	19.07073	42,277,636
01/01/2020 to 12/31/2020	19.07073	20.74863	27,153,420
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.80894	10.43243	26,668,098
01/01/2012 to 12/31/2012	10.43243	11.30927	49,521,342
01/01/2013 to 12/31/2013	11.30927	12.49992	54,431,945
01/01/2014 to 12/31/2014	12.49992	12.91884	51,261,906
01/01/2015 to 12/31/2015	12.91884	12.67819	50,089,107
01/01/2016 to 12/31/2016	12.67819	13.06319	44,145,617
01/01/2017 to 12/31/2017	13.06319	14.92628	40,496,615
01/01/2018 to 12/31/2018	14.92628	13.51171	32,965,319
01/01/2019 to 12/31/2019	13.51171	15.67908	25,153,343
01/01/2020 to 12/31/2020	15.67908	17.58552	17,027,799
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.77509	10.46346	41,400,310
01/01/2012 to 12/31/2012	10.46346	11.56847	68,877,378
01/01/2013 to 12/31/2013	11.56847	13.37861	77,143,446
01/01/2014 to 12/31/2014	13.37861	14.00897	73,290,617
01/01/2015 to 12/31/2015	14.00897	13.83639	67,635,505
01/01/2016 to 12/31/2016	13.83639	14.45833	63,123,274
01/01/2017 to 12/31/2017	14.45833	16.33176	57,244,982
01/01/2018 to 12/31/2018	16.33176	15.26060	50,109,786
01/01/2019 to 12/31/2019	15.26060	17.91403	34,101,549
01/01/2020 to 12/31/2020	17.91403	19.68171	21,929,648

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99859	9.16386	8,260,503
01/01/2012 to 12/31/2012	9.16386	10.07935	23,775,710
01/01/2013 to 12/31/2013	10.07935	10.98344	28,048,615
01/01/2014 to 12/31/2014	10.98344	11.32538	27,073,868
01/01/2015 to 12/31/2015	11.32538	10.79877	25,304,288
01/01/2016 to 12/31/2016	10.79877	11.35441	22,453,723
01/01/2017 to 12/31/2017	11.35441	12.56963	20,417,288
01/01/2018 to 12/31/2018	12.56963	11.70267	17,027,887
01/01/2019 to 12/31/2019	11.70267	13.53080	15,502,834
01/01/2020 to 12/31/2020	13.53080	13.93086	10,483,452
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.10254	10.15429	3,620,347
01/01/2012 to 12/31/2012	10.15429	10.44990	4,767,262
01/01/2013 to 12/31/2013	10.44990	10.04888	4,000,530
01/01/2014 to 12/31/2014	10.04888	9.86856	3,366,645
01/01/2015 to 12/31/2015	9.86856	9.74767	2,796,445
01/01/2016 to 12/31/2016	9.74767	9.73899	2,844,486
01/01/2017 to 12/31/2017	9.73899	9.73689	2,730,213
01/01/2018 to 12/31/2018	9.73689	9.64202	2,417,606
01/01/2019 to 12/31/2019	9.64202	9.91609	2,039,541
01/01/2020 to 12/31/2020	9.91609	9.99704	1,355,178
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.37575	10.52377	25,947,306
01/01/2012 to 12/31/2012	10.52377	11.30899	44,755,155
01/01/2013 to 12/31/2013	11.30899	10.91248	43,338,696
01/01/2014 to 12/31/2014	10.91248	11.18082	38,181,068
01/01/2015 to 12/31/2015	11.18082	10.75911	30,832,783
01/01/2016 to 12/31/2016	10.75911	11.02373	28,526,298
01/01/2017 to 12/31/2017	11.02373	11.30952	29,452,405
01/01/2018 to 12/31/2018	11.30952	11.04287	23,900,601
01/01/2019 to 12/31/2019	11.04287	11.85658	18,047,283
01/01/2020 to 12/31/2020	11.85658	12.51345	10,736,642
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.85587	10.41265	38,111,848
01/01/2012 to 12/31/2012	10.41265	11.63998	66,008,218
01/01/2013 to 12/31/2013	11.63998	14.03724	84,507,125
01/01/2014 to 12/31/2014	14.03724	14.76392	87,966,359
01/01/2015 to 12/31/2015	14.76392	14.59043	87,025,183
01/01/2016 to 12/31/2016	14.59043	15.32348	83,042,914
01/01/2017 to 12/31/2017	15.32348	17.75860	80,458,358
01/01/2018 to 12/31/2018	17.75860	16.36972	72,119,795
01/01/2019 to 12/31/2019	16.36972	19.67149	47,901,027
01/01/2020 to 12/31/2020	19.67149	21.93201	28,930,771
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99859	11.65792	336,717
01/01/2014 to 12/31/2014	11.65792	13.01934	1,309,987
01/01/2015 to 12/31/2015	13.01934	12.34092	1,028,181
01/01/2016 to 12/31/2016	12.34092	13.93842	1,906,186
01/01/2017 to 12/31/2017	13.93842	16.22383	1,878,728
01/01/2018 to 12/31/2018	16.22383	15.18667	1,391,543
01/01/2019 to 12/31/2019	15.18667	19.56111	1,230,387
01/01/2020 to 12/31/2020	19.56111	20.13749	632,304

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.56952	10.80000	635,517
01/01/2012 to 12/31/2012	10.80000	13.46178	1,395,693
01/01/2013 to 12/31/2013	13.46178	13.80828	1,437,786
01/01/2014 to 12/31/2014	13.80828	15.46350	1,380,437
01/01/2015 to 12/31/2015	15.46350	15.18706	1,090,582
01/01/2016 to 12/31/2016	15.18706	15.06308	992,672
01/01/2017 to 12/31/2017	15.06308	16.41971	949,199
01/01/2018 to 12/31/2018	16.41971	15.37900	719,921
01/01/2019 to 12/31/2019	15.37900	18.91609	573,035
01/01/2020 to 12/31/2020	18.91609	18.04662	384,052
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.81048	12.37513	1,281,208
01/01/2012 to 12/31/2012	12.37513	14.03150	2,740,152
01/01/2013 to 12/31/2013	14.03150	14.22509	2,865,102
01/01/2014 to 12/31/2014	14.22509	18.30603	2,837,659
01/01/2015 to 12/31/2015	18.30603	18.86651	2,434,145
01/01/2016 to 12/31/2016	18.86651	19.43959	2,269,115
01/01/2017 to 12/31/2017	19.43959	20.30351	2,114,421
01/01/2018 to 12/31/2018	20.30351	19.00764	1,733,464
01/01/2019 to 12/31/2019	19.00764	24.51733	1,287,047
01/01/2020 to 12/31/2020	24.51733	23.41674	797,103
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.70034	9.17013	3,419,207
01/01/2012 to 12/31/2012	9.17013	10.63028	5,634,697
01/01/2013 to 12/31/2013	10.63028	10.47283	6,285,593
01/01/2014 to 12/31/2014	10.47283	9.81275	5,997,131
01/01/2015 to 12/31/2015	9.81275	8.03245	5,252,854
01/01/2016 to 12/31/2016	8.03245	8.87224	5,025,014
01/01/2017 to 12/31/2017	8.87224	11.02238	5,398,469
01/01/2018 to 12/31/2018	11.02238	9.31206	4,289,304
01/01/2019 to 12/31/2019	9.31206	10.37566	3,223,652
01/01/2020 to 12/31/2020	10.37566	10.61338	1,961,965
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	11.03811	10.68755	23,859,930
01/01/2012 to 12/31/2012	10.68755	11.62294	43,554,173
01/01/2013 to 12/31/2013	11.62294	13.11185	47,882,805
01/01/2014 to 12/31/2014	13.11185	13.29515	44,761,617
01/01/2015 to 12/31/2015	13.29515	13.19866	41,819,391
01/01/2016 to 12/31/2016	13.19866	13.52663	38,541,926
01/01/2017 to 12/31/2017	13.52663	15.48760	35,402,611
01/01/2018 to 12/31/2018	15.48760	14.04390	29,813,674
01/01/2019 to 12/31/2019	14.04390	16.56641	22,377,930
01/01/2020 to 12/31/2020	16.56641	17.71122	14,554,469
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99953	10.06695	919,200

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.72450	10.48895	22,240,645
01/01/2012 to 12/31/2012	10.48895	11.35484	36,688,340
01/01/2013 to 12/31/2013	11.35484	12.25810	35,475,781
01/01/2014 to 12/31/2014	12.25810	12.53666	31,515,786
01/01/2015 to 12/31/2015	12.53666	12.21154	26,258,746
01/01/2016 to 12/31/2016	12.21154	12.63533	23,469,945
01/01/2017 to 12/31/2017	12.63533	13.94676	23,782,580
01/01/2018 to 12/31/2018	13.94676	12.74086	17,530,382
01/01/2019 to 12/31/2019	12.74086	14.53093	14,143,470
01/01/2020 to 12/31/2020	14.53093	15.56469	8,800,462
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.51535	11.46720	2,008,504
01/01/2012 to 12/31/2012	11.46720	13.04056	3,461,992
01/01/2013 to 12/31/2013	13.04056	17.79423	4,065,631
01/01/2014 to 12/31/2014	17.79423	18.75080	3,856,201
01/01/2015 to 12/31/2015	18.75080	17.41934	3,458,817
01/01/2016 to 12/31/2016	17.41934	21.28695	3,085,634
01/01/2017 to 12/31/2017	21.28695	23.47651	2,913,056
01/01/2018 to 12/31/2018	23.47651	19.82980	2,369,833
01/01/2019 to 12/31/2019	19.82980	23.90516	1,797,566
01/01/2020 to 12/31/2020	23.90516	24.07131	997,658
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.86455	9.69934	4,378,576
01/01/2012 to 12/31/2012	9.69934	9.53456	5,179,661
01/01/2013 to 12/31/2013	9.53456	9.37256	5,117,282
01/01/2014 to 12/31/2014	9.37256	9.21312	4,480,598
01/01/2015 to 12/31/2015	9.21312	9.05630	4,671,377
01/01/2016 to 12/31/2016	9.05630	8.90287	4,230,442
01/01/2017 to 12/31/2017	8.90287	8.78170	2,725,998
01/01/2018 to 12/31/2018	8.78170	8.74388	2,354,714
01/01/2019 to 12/31/2019	8.74388	8.74054	1,703,965
01/01/2020 to 12/31/2020	8.74054	8.61109	1,617,759
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.78613	10.93950	2,241,709
01/01/2012 to 12/31/2012	10.93950	12.24527	4,241,328
01/01/2013 to 12/31/2013	12.24527	12.90148	4,190,136
01/01/2014 to 12/31/2014	12.90148	13.00657	3,840,698
01/01/2015 to 12/31/2015	13.00657	12.32988	3,187,963
01/01/2016 to 12/31/2016	12.32988	13.98689	2,889,374
01/01/2017 to 12/31/2017	13.98689	14.77713	2,738,809
01/01/2018 to 12/31/2018	14.77713	14.23609	2,089,712
01/01/2019 to 12/31/2019	14.23609	16.13509	1,668,981
01/01/2020 to 12/31/2020	16.13509	16.27889	988,770
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.64194	10.02358	821,379
01/01/2012 to 12/31/2012	10.02358	11.51676	1,127,961
01/01/2013 to 12/31/2013	11.51676	15.83369	2,301,648
01/01/2014 to 12/31/2014	15.83369	17.70414	2,370,597
01/01/2015 to 12/31/2015	17.70414	16.03948	2,085,611
01/01/2016 to 12/31/2016	16.03948	18.90299	2,209,931
01/01/2017 to 12/31/2017	18.90299	22.14901	2,080,677
01/01/2018 to 12/31/2018	22.14901	18.68940	1,765,510
01/01/2019 to 12/31/2019	18.68940	23.79572	1,345,823
01/01/2020 to 12/31/2020	23.79572	23.45465	743,617

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.28154	9.65674	913,382
01/01/2012 to 12/31/2012	9.65674	11.42561	1,319,535
01/01/2013 to 12/31/2013	11.42561	13.37174	1,714,306
01/01/2014 to 12/31/2014	13.37174	12.41833	1,640,194
01/01/2015 to 12/31/2015	12.41833	12.59154	1,679,503
01/01/2016 to 12/31/2016	12.59154	11.91034	1,456,586
01/01/2017 to 12/31/2017	11.91034	15.85623	1,678,247
01/01/2018 to 12/31/2018	15.85623	13.50753	1,681,168
01/01/2019 to 12/31/2019	13.50753	17.54167	1,166,144
01/01/2020 to 12/31/2020	17.54167	22.64433	589,651
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.81917	9.30077	1,102,604
01/01/2012 to 12/31/2012	9.30077	10.66713	1,624,672
01/01/2013 to 12/31/2013	10.66713	12.52710	1,934,536
01/01/2014 to 12/31/2014	12.52710	11.48863	1,955,111
01/01/2015 to 12/31/2015	11.48863	11.38567	1,747,401
01/01/2016 to 12/31/2016	11.38567	11.25750	1,609,850
01/01/2017 to 12/31/2017	11.25750	13.59125	1,522,808
01/01/2018 to 12/31/2018	13.59125	11.20328	1,334,637
01/01/2019 to 12/31/2019	11.20328	13.21797	1,004,367
01/01/2020 to 12/31/2020	13.21797	12.91444	536,836
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.62325	11.74255	157,644,524
01/01/2012 to 12/31/2012	11.74255	12.62792	61,798,781
01/01/2013 to 12/31/2013	12.62792	12.01813	9,195,374
01/01/2014 to 12/31/2014	12.01813	12.60885	11,182,798
01/01/2015 to 12/31/2015	12.60885	12.53986	46,805,834
01/01/2016 to 12/31/2016	12.53986	12.84539	48,130,147
01/01/2017 to 12/31/2017	12.84539	13.17217	17,957,908
01/01/2018 to 12/31/2018	13.17217	12.91259	86,803,815
01/01/2019 to 12/31/2019	12.91259	14.11864	12,509,050
01/01/2020 to 12/31/2020	14.11864	16.16399	5,652,827
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.89582	10.64989	19,028,558
01/01/2012 to 12/31/2012	10.64989	11.89058	33,819,857
01/01/2013 to 12/31/2013	11.89058	13.59163	38,221,077
01/01/2014 to 12/31/2014	13.59163	14.21092	35,730,256
01/01/2015 to 12/31/2015	14.21092	13.82301	32,177,202
01/01/2016 to 12/31/2016	13.82301	14.29747	29,228,621
01/01/2017 to 12/31/2017	14.29747	16.43814	27,907,896
01/01/2018 to 12/31/2018	16.43814	14.96609	23,001,928
01/01/2019 to 12/31/2019	14.96609	17.57027	17,542,648
01/01/2020 to 12/31/2020	17.57027	19.54451	11,316,610
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.58075	9.44941	1,765,458
01/01/2012 to 12/31/2012	9.44941	11.32357	3,027,903
01/01/2013 to 12/31/2013	11.32357	12.84095	3,720,797
01/01/2014 to 12/31/2014	12.84095	11.81920	3,911,787
01/01/2015 to 12/31/2015	11.81920	11.29350	3,749,675
01/01/2016 to 12/31/2016	11.29350	11.31638	3,520,794
01/01/2017 to 12/31/2017	11.31638	14.42099	3,688,390
01/01/2018 to 12/31/2018	14.42099	11.69830	3,339,841
01/01/2019 to 12/31/2019	11.69830	14.62997	2,435,459
01/01/2020 to 12/31/2020	14.62997	16.26240	1,312,078

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.61090	10.45511	12,799,949
01/01/2012 to 12/31/2012	10.45511	11.37878	23,748,760
01/01/2013 to 12/31/2013	11.37878	12.41936	25,386,459
01/01/2014 to 12/31/2014	12.41936	12.87340	23,635,959
01/01/2015 to 12/31/2015	12.87340	12.63141	20,636,012
01/01/2016 to 12/31/2016	12.63141	12.89370	18,563,931
01/01/2017 to 12/31/2017	12.89370	14.21409	16,687,853
01/01/2018 to 12/31/2018	14.21409	13.25491	13,476,965
01/01/2019 to 12/31/2019	13.25491	14.93307	10,126,259
01/01/2020 to 12/31/2020	14.93307	16.34563	6,882,819
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.80010	10.68707	715,742
01/01/2012 to 12/31/2012	10.68707	12.10062	1,591,115
01/01/2013 to 12/31/2013	12.10062	16.23595	1,685,805
01/01/2014 to 12/31/2014	16.23595	17.47681	1,688,713
01/01/2015 to 12/31/2015	17.47681	19.00666	1,904,219
01/01/2016 to 12/31/2016	19.00666	18.41062	1,651,353
01/01/2017 to 12/31/2017	18.41062	24.58319	1,840,046
01/01/2018 to 12/31/2018	24.58319	23.77369	1,523,849
01/01/2019 to 12/31/2019	23.77369	30.98873	1,071,909
01/01/2020 to 12/31/2020	30.98873	46.92339	769,428
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.33042	11.03643	1,826,589
01/01/2012 to 12/31/2012	11.03643	12.17932	3,123,857
01/01/2013 to 12/31/2013	12.17932	16.35559	3,430,819
01/01/2014 to 12/31/2014	16.35559	17.78012	4,952,671
01/01/2015 to 12/31/2015	17.78012	19.23816	3,824,487
01/01/2016 to 12/31/2016	19.23816	19.96645	3,810,883
01/01/2017 to 12/31/2017	19.96645	26.10322	3,323,138
01/01/2018 to 12/31/2018	26.10322	24.96747	2,596,443
01/01/2019 to 12/31/2019	24.96747	32.30614	1,811,137
01/01/2020 to 12/31/2020	32.30614	41.78974	889,582
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.91885	10.39724	1,850,604
01/01/2012 to 12/31/2012	10.39724	12.57884	3,476,370
01/01/2013 to 12/31/2013	12.57884	15.78207	4,515,744
01/01/2014 to 12/31/2014	15.78207	16.07701	4,646,735
01/01/2015 to 12/31/2015	16.07701	15.57213	4,478,711
01/01/2016 to 12/31/2016	15.57213	16.39662	4,284,916
01/01/2017 to 12/31/2017	16.39662	19.96144	4,217,283
01/01/2018 to 12/31/2018	19.96144	17.74598	3,629,543
01/01/2019 to 12/31/2019	17.74598	22.67027	2,459,456
01/01/2020 to 12/31/2020	22.67027	25.44477	1,207,396
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99859	10.32013	4,825,886
01/01/2013 to 12/31/2013	10.32013	12.06359	7,905,484
01/01/2014 to 12/31/2014	12.06359	12.46788	7,723,394
01/01/2015 to 12/31/2015	12.46788	12.10372	6,792,276
01/01/2016 to 12/31/2016	12.10372	12.41263	5,833,067
01/01/2017 to 12/31/2017	12.41263	14.21470	5,515,899
01/01/2018 to 12/31/2018	14.21470	12.81561	4,669,223
01/01/2019 to 12/31/2019	12.81561	15.46538	4,266,304
01/01/2020 to 12/31/2020	15.46538	16.70356	3,608,996

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.89440	10.64578	587,566
01/01/2012 to 12/31/2012	10.64578	12.25234	1,220,831
01/01/2013 to 12/31/2013	12.25234	16.46513	1,461,440
01/01/2014 to 12/31/2014	16.46513	17.59506	1,307,176
01/01/2015 to 12/31/2015	17.59506	18.54623	1,170,609
01/01/2016 to 12/31/2016	18.54623	18.58005	1,165,777
01/01/2017 to 12/31/2017	18.58005	23.87390	1,128,472
01/01/2018 to 12/31/2018	23.87390	23.97043	1,091,150
01/01/2019 to 12/31/2019	23.97043	32.46495	879,233
01/01/2020 to 12/31/2020	32.46495	41.63955	488,865
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99859	10.19489	13,864
01/01/2013 to 12/31/2013	10.19489	13.47958	256,143
01/01/2014 to 12/31/2014	13.47958	14.60434	439,378
01/01/2015 to 12/31/2015	14.60434	14.25237	732,691
01/01/2016 to 12/31/2016	14.25237	15.89439	1,378,642
01/01/2017 to 12/31/2017	15.89439	18.33417	1,728,242
01/01/2018 to 12/31/2018	18.33417	16.19161	1,430,226
01/01/2019 to 12/31/2019	16.19161	20.58742	1,312,121
01/01/2020 to 12/31/2020	20.58742	21.02567	783,677
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.44014	10.91114	1,843,266
01/01/2012 to 12/31/2012	10.91114	12.82923	3,548,651
01/01/2013 to 12/31/2013	12.82923	16.67092	4,014,907
01/01/2014 to 12/31/2014	16.67092	18.27663	3,480,984
01/01/2015 to 12/31/2015	18.27663	16.94451	6,106,619
01/01/2016 to 12/31/2016	16.94451	16.93108	5,453,059
01/01/2017 to 12/31/2017	16.93108	21.15309	5,127,763
01/01/2018 to 12/31/2018	21.15309	19.88736	4,359,441
01/01/2019 to 12/31/2019	19.88736	25.44449	3,189,278
01/01/2020 to 12/31/2020	25.44449	33.72599	1,670,745
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.25860	10.79250	1,541,843
01/01/2012 to 12/31/2012	10.79250	12.42576	2,559,321
01/01/2013 to 12/31/2013	12.42576	17.34560	3,361,108
01/01/2014 to 12/31/2014	17.34560	19.48059	3,280,259
01/01/2015 to 12/31/2015	19.48059	18.06995	3,049,764
01/01/2016 to 12/31/2016	18.06995	21.00158	3,223,522
01/01/2017 to 12/31/2017	21.00158	23.49230	3,165,223
01/01/2018 to 12/31/2018	23.49230	19.29382	2,605,211
01/01/2019 to 12/31/2019	19.29382	22.95158	2,041,566
01/01/2020 to 12/31/2020	22.95158	22.15861	1,169,835
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.61981	10.54353	35,425,896
01/01/2012 to 12/31/2012	10.54353	11.43927	61,697,638
01/01/2013 to 12/31/2013	11.43927	12.28073	59,881,764
01/01/2014 to 12/31/2014	12.28073	12.76916	55,142,183
01/01/2015 to 12/31/2015	12.76916	12.57011	50,440,583
01/01/2016 to 12/31/2016	12.57011	13.03960	44,590,686
01/01/2017 to 12/31/2017	13.03960	14.11702	40,904,452
01/01/2018 to 12/31/2018	14.11702	13.48165	34,477,792
01/01/2019 to 12/31/2019	13.48165	15.20591	25,646,358
01/01/2020 to 12/31/2020	15.20591	16.30486	18,682,906

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01851	10.06978	272,121
01/01/2012 to 12/31/2012	10.06978	10.60206	2,785,266
01/01/2013 to 12/31/2013	10.60206	10.18071	1,948,139
01/01/2014 to 12/31/2014	10.18071	10.61419	2,751,178
01/01/2015 to 12/31/2015	10.61419	10.40575	3,171,296
01/01/2016 to 12/31/2016	10.40575	10.65976	3,789,896
01/01/2017 to 12/31/2017	10.65976	11.07321	4,032,667
01/01/2018 to 12/31/2018	11.07321	10.79547	3,912,650
01/01/2019 to 12/31/2019	10.79547	11.64706	3,562,431
01/01/2020 to 12/31/2020	11.64706	12.14167	2,669,397
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.53321	10.63290	27,741,061
01/01/2012 to 12/31/2012	10.63290	11.80236	53,001,698
01/01/2013 to 12/31/2013	11.80236	13.57707	60,829,221
01/01/2014 to 12/31/2014	13.57707	14.57389	61,007,482
01/01/2015 to 12/31/2015	14.57389	14.23837	99,241,581
01/01/2016 to 12/31/2016	14.23837	15.40973	92,514,725
01/01/2017 to 12/31/2017	15.40973	17.58685	154,281,993
01/01/2018 to 12/31/2018	17.58685	15.97319	124,851,709
01/01/2019 to 12/31/2019	15.97319	18.71306	92,737,612
01/01/2020 to 12/31/2020	18.71306	19.47222	55,076,317
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.91439	11.10006	545,381
01/01/2012 to 12/31/2012	11.10006	12.96275	1,354,854
01/01/2013 to 12/31/2013	12.96275	16.87460	1,736,116
01/01/2014 to 12/31/2014	16.87460	19.44302	2,389,247
01/01/2015 to 12/31/2015	19.44302	19.70100	2,233,073
01/01/2016 to 12/31/2016	19.70100	22.24202	2,418,798
01/01/2017 to 12/31/2017	22.24202	26.73003	2,185,810
01/01/2018 to 12/31/2018	26.73003	24.11431	1,835,837
01/01/2019 to 12/31/2019	24.11431	29.50389	1,260,546
01/01/2020 to 12/31/2020	29.50389	27.49792	599,447
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99859	8.89689	4,804,905
01/01/2012 to 12/31/2012	8.89689	9.89612	11,166,035
01/01/2013 to 12/31/2013	9.89612	11.90675	14,502,005
01/01/2014 to 12/31/2014	11.90675	12.46527	15,393,481
01/01/2015 to 12/31/2015	12.46527	12.27176	15,395,716
01/01/2016 to 12/31/2016	12.27176	12.82623	13,796,952
01/01/2017 to 12/31/2017	12.82623	14.90233	11,736,301
01/01/2018 to 12/31/2018	14.90233	13.69146	10,284,715
01/01/2019 to 12/31/2019	13.69146	16.31266	5,710,779
01/01/2020 to 12/31/2020	16.31266	17.89161	2,175,582
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.18384	10.40658	1,042,929
01/01/2012 to 12/31/2012	10.40658	12.28287	1,809,244
01/01/2013 to 12/31/2013	12.28287	17.00181	2,082,691
01/01/2014 to 12/31/2014	17.00181	17.53857	1,979,401
01/01/2015 to 12/31/2015	17.53857	17.47055	1,642,461
01/01/2016 to 12/31/2016	17.47055	18.49644	1,417,333
01/01/2017 to 12/31/2017	18.49644	23.21770	1,317,676
01/01/2018 to 12/31/2018	23.21770	20.34619	1,160,056
01/01/2019 to 12/31/2019	20.34619	27.29708	850,294
01/01/2020 to 12/31/2020	27.29708	36.27461	418,391

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.64476	12.30830	1,033,660
01/01/2012 to 12/31/2012	12.30830	13.57203	1,888,934
01/01/2013 to 12/31/2013	13.57203	18.03404	2,492,070
01/01/2014 to 12/31/2014	18.03404	18.40461	2,220,904
01/01/2015 to 12/31/2015	18.40461	18.23393	2,156,397
01/01/2016 to 12/31/2016	18.23393	20.08921	2,167,372
01/01/2017 to 12/31/2017	20.08921	24.47172	1,957,445
01/01/2018 to 12/31/2018	24.47172	22.03199	1,809,047
01/01/2019 to 12/31/2019	22.03199	28.18087	1,473,214
01/01/2020 to 12/31/2020	28.18087	41.10716	737,593
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.49200	10.62167	635,080
01/01/2012 to 12/31/2012	10.62167	12.33695	1,206,539
01/01/2013 to 12/31/2013	12.33695	16.66308	1,462,253
01/01/2014 to 12/31/2014	16.66308	17.24268	1,357,357
01/01/2015 to 12/31/2015	17.24268	16.21902	1,080,324
01/01/2016 to 12/31/2016	16.21902	20.60010	1,400,633
01/01/2017 to 12/31/2017	20.60010	21.73867	1,234,746
01/01/2018 to 12/31/2018	21.73867	17.71857	944,162
01/01/2019 to 12/31/2019	17.71857	21.24564	799,223
01/01/2020 to 12/31/2020	21.24564	21.06460	505,186
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.71605	10.74314	44,365,420
01/01/2012 to 12/31/2012	10.74314	11.98557	92,816,256
01/01/2013 to 12/31/2013	11.98557	13.76509	111,094,453
01/01/2014 to 12/31/2014	13.76509	14.32668	107,422,146
01/01/2015 to 12/31/2015	14.32668	14.08904	135,986,861
01/01/2016 to 12/31/2016	14.08904	14.89482	125,611,954
01/01/2017 to 12/31/2017	14.89482	16.89832	116,327,275
01/01/2018 to 12/31/2018	16.89832	15.72480	100,366,610
01/01/2019 to 12/31/2019	15.72480	18.67952	75,453,763
01/01/2020 to 12/31/2020	18.67952	20.66355	49,064,615
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.16117	10.78581	3,234,502
01/01/2012 to 12/31/2012	10.78581	12.46639	6,730,374
01/01/2013 to 12/31/2013	12.46639	17.64982	7,755,997
01/01/2014 to 12/31/2014	17.64982	18.79769	8,100,535
01/01/2015 to 12/31/2015	18.79769	20.24900	7,341,629
01/01/2016 to 12/31/2016	20.24900	20.44263	6,445,719
01/01/2017 to 12/31/2017	20.44263	27.70961	6,167,260
01/01/2018 to 12/31/2018	27.70961	28.28909	5,600,759
01/01/2019 to 12/31/2019	28.28909	35.65861	4,067,899
01/01/2020 to 12/31/2020	35.65861	49.00585	2,080,698
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.69150	10.45834	772,322
01/01/2012 to 12/31/2012	10.45834	11.65803	2,127,026
01/01/2013 to 12/31/2013	11.65803	15.42829	2,133,134
01/01/2014 to 12/31/2014	15.42829	15.40233	2,019,297
01/01/2015 to 12/31/2015	15.40233	14.22243	1,674,209
01/01/2016 to 12/31/2016	14.22243	14.83806	1,521,862
01/01/2017 to 12/31/2017	14.83806	17.00087	1,487,779
01/01/2018 to 12/31/2018	17.00087	15.08768	1,436,345
01/01/2019 to 12/31/2019	15.08768	18.68276	4,985,255
01/01/2020 to 12/31/2020	18.68276	18.74900	3,253,668

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.50158	9.61963	3,652,343
01/01/2012 to 12/31/2012	9.61963	9.79779	6,128,268
01/01/2013 to 12/31/2013	9.79779	11.11270	5,639,099
01/01/2014 to 12/31/2014	11.11270	10.01041	5,529,020
01/01/2015 to 12/31/2015	10.01041	7.94568	4,623,098
01/01/2016 to 12/31/2016	7.94568	9.73362	4,360,519
01/01/2017 to 12/31/2017	9.73362	10.55477	4,299,192
01/01/2018 to 12/31/2018	10.55477	8.64662	3,118,714
01/01/2019 to 12/31/2019	8.64662	9.93334	2,930,724
01/01/2020 to 12/31/2020	9.93334	9.54742	1,853,831
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.52646	10.93968	738,315
01/01/2012 to 12/31/2012	10.93968	12.73323	1,339,734
01/01/2013 to 12/31/2013	12.73323	16.57418	1,523,954
01/01/2014 to 12/31/2014	16.57418	18.73137	1,328,903
01/01/2015 to 12/31/2015	18.73137	17.19612	1,111,249
01/01/2016 to 12/31/2016	17.19612	19.27023	1,182,512
01/01/2017 to 12/31/2017	19.27023	22.45389	1,005,197
01/01/2018 to 12/31/2018	22.45389	18.42270	832,514
01/01/2019 to 12/31/2019	18.42270	21.57673	663,061
01/01/2020 to 12/31/2020	21.57673	19.97710	415,907
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99859	8.83435	4,284,929
01/01/2012 to 12/31/2012	8.83435	9.63986	13,644,816
01/01/2013 to 12/31/2013	9.63986	11.41894	24,369,833
01/01/2014 to 12/31/2014	11.41894	11.84282	25,627,375
01/01/2015 to 12/31/2015	11.84282	11.56788	22,842,613
01/01/2016 to 12/31/2016	11.56788	12.11360	20,178,757
01/01/2017 to 12/31/2017	12.11360	13.52694	18,369,022
01/01/2018 to 12/31/2018	13.52694	12.63128	14,364,879
01/01/2019 to 12/31/2019	12.63128	14.96871	12,086,271
01/01/2020 to 12/31/2020	14.96871	15.69399	8,177,238
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.42309	10.86347	5,381,783
01/01/2012 to 12/31/2012	10.86347	11.51711	8,850,479
01/01/2013 to 12/31/2013	11.51711	11.15231	9,405,233
01/01/2014 to 12/31/2014	11.15231	11.75168	11,611,010
01/01/2015 to 12/31/2015	11.75168	11.69480	11,851,082
01/01/2016 to 12/31/2016	11.69480	12.08851	12,324,766
01/01/2017 to 12/31/2017	12.08851	12.63316	12,865,557
01/01/2018 to 12/31/2018	12.63316	12.13609	17,296,836
01/01/2019 to 12/31/2019	12.13609	13.39734	13,285,457
01/01/2020 to 12/31/2020	13.39734	14.23740	7,967,822
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.79905	10.31246	1,142,236
01/01/2012 to 12/31/2012	10.31246	11.38762	1,043,289
01/01/2013 to 12/31/2013	11.38762	12.28555	3,227,468
01/01/2014 to 12/31/2014	12.28555	12.51236	5,131,599
01/01/2015 to 12/31/2015	12.51236	11.87950	5,394,130
01/01/2016 to 12/31/2016	11.87950	12.39266	4,995,997
01/01/2017 to 12/31/2017	12.39266	13.68793	4,789,326
01/01/2018 to 12/31/2018	13.68793	12.33410	3,059,729
01/01/2019 to 12/31/2019	12.33410	14.04247	3,404,343
01/01/2020 to 12/31/2020	14.04247	14.35676	3,127,469
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.90484	10.71003	1,014,136
01/01/2012 to 12/31/2012	10.71003	11.94022	940,046
01/01/2013 to 12/31/2013	11.94022	13.65281	8,776,850
01/01/2014 to 12/31/2014	13.65281	14.21155	15,133,242
01/01/2015 to 12/31/2015	14.21155	14.05353	16,604,499
01/01/2016 to 12/31/2016	14.05353	14.76693	16,150,538
01/01/2017 to 12/31/2017	14.76693	16.93929	15,223,106
01/01/2018 to 12/31/2018	16.93929	15.63766	11,766,303
01/01/2019 to 12/31/2019	15.63766	18.69395	11,370,627
01/01/2020 to 12/31/2020	18.69395	20.29742	9,927,978
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.79117	10.39420	748,467
01/01/2012 to 12/31/2012	10.39420	11.24487	622,521
01/01/2013 to 12/31/2013	11.24487	12.40346	5,381,115
01/01/2014 to 12/31/2014	12.40346	12.79317	9,569,238
01/01/2015 to 12/31/2015	12.79317	12.52933	19,382,980
01/01/2016 to 12/31/2016	12.52933	12.88360	17,962,369
01/01/2017 to 12/31/2017	12.88360	14.69123	17,223,934
01/01/2018 to 12/31/2018	14.69123	13.27175	12,262,557
01/01/2019 to 12/31/2019	13.27175	15.36938	12,495,896
01/01/2020 to 12/31/2020	15.36938	17.20308	11,224,018
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.75742	10.42508	1,626,665
01/01/2012 to 12/31/2012	10.42508	11.50261	1,428,586
01/01/2013 to 12/31/2013	11.50261	13.27553	7,641,288
01/01/2014 to 12/31/2014	13.27553	13.87277	14,041,270
01/01/2015 to 12/31/2015	13.87277	13.67396	16,322,116
01/01/2016 to 12/31/2016	13.67396	14.25960	16,212,808
01/01/2017 to 12/31/2017	14.25960	16.07475	15,021,281
01/01/2018 to 12/31/2018	16.07475	14.98965	12,145,264
01/01/2019 to 12/31/2019	14.98965	17.56017	11,711,949
01/01/2020 to 12/31/2020	17.56017	19.25373	10,120,697

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99842	9.15128	23,571
01/01/2012 to 12/31/2012	9.15128	10.04504	39,352
01/01/2013 to 12/31/2013	10.04504	10.92367	3,781,890
01/01/2014 to 12/31/2014	10.92367	11.24074	6,748,218
01/01/2015 to 12/31/2015	11.24074	10.69626	8,023,735
01/01/2016 to 12/31/2016	10.69626	11.22383	7,825,676
01/01/2017 to 12/31/2017	11.22383	12.39979	7,355,566
01/01/2018 to 12/31/2018	12.39979	11.52080	5,177,825
01/01/2019 to 12/31/2019	11.52080	13.29333	5,277,807
01/01/2020 to 12/31/2020	13.29333	13.65865	4,754,168
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.08594	10.11721	41,385
01/01/2012 to 12/31/2012	10.11721	10.39081	35,230
01/01/2013 to 12/31/2013	10.39081	9.97182	117,947
01/01/2014 to 12/31/2014	9.97182	9.77297	208,839
01/01/2015 to 12/31/2015	9.77297	9.63362	195,160
01/01/2016 to 12/31/2016	9.63362	9.60532	207,365
01/01/2017 to 12/31/2017	9.60532	9.58362	213,732
01/01/2018 to 12/31/2018	9.58362	9.47050	162,841
01/01/2019 to 12/31/2019	9.47050	9.71997	246,933
01/01/2020 to 12/31/2020	9.71997	9.77963	237,534
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.35874	10.48519	679,161
01/01/2012 to 12/31/2012	10.48519	11.24454	640,999
01/01/2013 to 12/31/2013	11.24454	10.82817	622,256
01/01/2014 to 12/31/2014	10.82817	11.07205	756,038
01/01/2015 to 12/31/2015	11.07205	10.63279	592,040
01/01/2016 to 12/31/2016	10.63279	10.87224	556,865
01/01/2017 to 12/31/2017	10.87224	11.13147	518,892
01/01/2018 to 12/31/2018	11.13147	10.84682	332,479
01/01/2019 to 12/31/2019	10.84682	11.62229	478,743
01/01/2020 to 12/31/2020	11.62229	12.24117	472,619
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.76903	12.70955	4,125,489
01/01/2012 to 12/31/2012	12.70955	13.31482	3,720,159
01/01/2013 to 12/31/2013	13.31482	12.14747	1,188,369
01/01/2014 to 12/31/2014	12.14747	12.83201	2,025,931
01/01/2015 to 12/31/2015	12.83201	12.81266	1,883,797
01/01/2016 to 12/31/2016	12.81266	12.82527	1,436,986
01/01/2017 to 12/31/2017	12.82527	12.78103	660,587
01/01/2018 to 12/31/2018	12.78103	12.54546	546,117
01/01/2019 to 12/31/2019	12.54546	12.93078	1,811,355
01/01/2020 to 12/31/2020	12.93078	13.08467	3,617,087
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99842	12.00835	1,099,566
01/01/2012 to 12/31/2012	12.00835	12.46866	1,930,929
01/01/2013 to 12/31/2013	12.46866	11.03969	1,494,516
01/01/2014 to 12/31/2014	11.03969	11.95288	1,003,250
01/01/2015 to 12/31/2015	11.95288	11.97163	1,695,252
01/01/2016 to 12/31/2016	11.97163	11.95917	1,313,916
01/01/2017 to 12/31/2017	11.95917	11.91655	779,885
01/01/2018 to 12/31/2018	11.91655	11.67173	279,480
01/01/2019 to 12/31/2019	11.67173	12.12452	339,834
01/01/2020 to 12/31/2020	12.12452	12.48974	1,038,704

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99790	10.38840	241,060
01/01/2013 to 12/31/2013	10.38840	9.15159	5,267,612
01/01/2014 to 12/31/2014	9.15159	10.11067	2,061,574
01/01/2015 to 12/31/2015	10.11067	10.18710	30,803
01/01/2016 to 12/31/2016	10.18710	10.18486	326,502
01/01/2017 to 12/31/2017	10.18486	10.16122	109,592
01/01/2018 to 12/31/2018	10.16122	9.94091	100,061
01/01/2019 to 12/31/2019	9.94091	10.38676	71,383
01/01/2020 to 12/31/2020	10.38676	10.87944	60,128
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99895	8.74065	735,267
01/01/2014 to 12/31/2014	8.74065	9.82571	1,246,863
01/01/2015 to 12/31/2015	9.82571	9.91282	8,288
01/01/2016 to 12/31/2016	9.91282	9.91025	0
01/01/2017 to 12/31/2017	9.91025	9.88602	731,940
01/01/2018 to 12/31/2018	9.88602	9.63479	760,115
01/01/2019 to 12/31/2019	9.63479	10.20371	287,557
01/01/2020 to 12/31/2020	10.20371	10.87626	98,115
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99895	11.29143	457,862
01/01/2015 to 12/31/2015	11.29143	11.29830	4,582,745
01/01/2016 to 12/31/2016	11.29830	11.35800	127,780
01/01/2017 to 12/31/2017	11.35800	11.34658	72,710
01/01/2018 to 12/31/2018	11.34658	11.04810	848,149
01/01/2019 to 12/31/2019	11.04810	11.78307	465,189
01/01/2020 to 12/31/2020	11.78307	12.87092	177,366
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99895	9.92773	471,493
01/01/2016 to 12/31/2016	9.92773	9.94169	3,846,163
01/01/2017 to 12/31/2017	9.94169	9.98937	2,500,233
01/01/2018 to 12/31/2018	9.98937	9.69663	2,060,698
01/01/2019 to 12/31/2019	9.69663	10.46638	1,961,427
01/01/2020 to 12/31/2020	10.46638	11.36387	444,410
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99790	9.86937	2,993,550
01/01/2017 to 12/31/2017	9.86937	9.94229	1,549,736
01/01/2018 to 12/31/2018	9.94229	9.62962	1,476,931
01/01/2019 to 12/31/2019	9.62962	10.45627	1,132,859
01/01/2020 to 12/31/2020	10.45627	11.47519	716,295
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99790	10.02639	44,195
01/01/2018 to 12/31/2018	10.02639	9.63278	812,860
01/01/2019 to 12/31/2019	9.63278	10.54486	529,203
01/01/2020 to 12/31/2020	10.54486	11.86333	41
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99790	9.65205	89,969
01/01/2019 to 12/31/2019	9.65205	10.63309	897,133
01/01/2020 to 12/31/2020	10.63309	12.13049	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99895	11.22275	374,528
01/01/2020 to 12/31/2020	11.22275	12.60735	1,406,992
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99895	11.10501	2,949,544

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.83811	10.37448	1,025,277
01/01/2012 to 12/31/2012	10.37448	11.57366	981,199
01/01/2013 to 12/31/2013	11.57366	13.92892	9,625,643
01/01/2014 to 12/31/2014	13.92892	14.62013	20,955,739
01/01/2015 to 12/31/2015	14.62013	14.41893	27,375,723
01/01/2016 to 12/31/2016	14.41893	15.11264	27,388,479
01/01/2017 to 12/31/2017	15.11264	17.47869	27,845,663
01/01/2018 to 12/31/2018	17.47869	16.07872	22,225,660
01/01/2019 to 12/31/2019	16.07872	19.28247	21,559,782
01/01/2020 to 12/31/2020	19.28247	21.45461	19,393,038
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99842	11.63768	45,204
01/01/2014 to 12/31/2014	11.63768	12.97041	81,167
01/01/2015 to 12/31/2015	12.97041	12.26956	78,316
01/01/2016 to 12/31/2016	12.26956	13.82976	139,989
01/01/2017 to 12/31/2017	13.82976	16.06461	123,370
01/01/2018 to 12/31/2018	16.06461	15.00682	107,018
01/01/2019 to 12/31/2019	15.00682	19.29017	108,169
01/01/2020 to 12/31/2020	19.29017	19.81813	80,137
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.55054	10.76044	18,329
01/01/2012 to 12/31/2012	10.76044	13.38514	16,604
01/01/2013 to 12/31/2013	13.38514	13.70175	42,407
01/01/2014 to 12/31/2014	13.70175	15.31302	69,964
01/01/2015 to 12/31/2015	15.31302	15.00855	72,703
01/01/2016 to 12/31/2016	15.00855	14.85588	73,898
01/01/2017 to 12/31/2017	14.85588	16.16100	68,141
01/01/2018 to 12/31/2018	16.16100	15.10567	50,633
01/01/2019 to 12/31/2019	15.10567	18.54223	37,900
01/01/2020 to 12/31/2020	18.54223	17.65400	36,909
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.79118	12.32991	30,174
01/01/2012 to 12/31/2012	12.32991	13.95173	31,407
01/01/2013 to 12/31/2013	13.95173	14.11551	73,675
01/01/2014 to 12/31/2014	14.11551	18.12815	107,197
01/01/2015 to 12/31/2015	18.12815	18.64520	131,144
01/01/2016 to 12/31/2016	18.64520	19.17255	117,238
01/01/2017 to 12/31/2017	19.17255	19.98393	106,537
01/01/2018 to 12/31/2018	19.98393	18.67009	89,049
01/01/2019 to 12/31/2019	18.67009	24.03292	71,940
01/01/2020 to 12/31/2020	24.03292	22.90735	60,317
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.68109	9.13642	93,538
01/01/2012 to 12/31/2012	9.13642	10.56957	72,153
01/01/2013 to 12/31/2013	10.56957	10.39181	62,578
01/01/2014 to 12/31/2014	10.39181	9.71685	70,034
01/01/2015 to 12/31/2015	9.71685	7.93770	76,983
01/01/2016 to 12/31/2016	7.93770	8.74987	76,309
01/01/2017 to 12/31/2017	8.74987	10.84837	90,354
01/01/2018 to 12/31/2018	10.84837	9.14636	81,928
01/01/2019 to 12/31/2019	9.14636	10.17036	85,912
01/01/2020 to 12/31/2020	10.17036	10.38230	147,569

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	11.02002	10.64837	860,268
01/01/2012 to 12/31/2012	10.64837	11.55676	820,650
01/01/2013 to 12/31/2013	11.55676	13.01069	5,323,927
01/01/2014 to 12/31/2014	13.01069	13.16575	8,108,067
01/01/2015 to 12/31/2015	13.16575	13.04361	11,010,716
01/01/2016 to 12/31/2016	13.04361	13.34057	11,189,299
01/01/2017 to 12/31/2017	13.34057	15.24362	10,534,454
01/01/2018 to 12/31/2018	15.24362	13.79435	7,915,559
01/01/2019 to 12/31/2019	13.79435	16.23881	7,615,456
01/01/2020 to 12/31/2020	16.23881	17.32582	6,744,725
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99948	10.06418	70,272
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.70690	10.45048	337,244
01/01/2012 to 12/31/2012	10.45048	11.29012	272,919
01/01/2013 to 12/31/2013	11.29012	12.16343	3,696,154
01/01/2014 to 12/31/2014	12.16343	12.41448	7,535,300
01/01/2015 to 12/31/2015	12.41448	12.06788	8,010,301
01/01/2016 to 12/31/2016	12.06788	12.46133	7,737,237
01/01/2017 to 12/31/2017	12.46133	13.72685	10,624,764
01/01/2018 to 12/31/2018	13.72685	12.51425	7,762,949
01/01/2019 to 12/31/2019	12.51425	14.24339	7,695,974
01/01/2020 to 12/31/2020	14.24339	15.22569	7,008,496
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.49647	11.42521	61,954
01/01/2012 to 12/31/2012	11.42521	12.96647	55,406
01/01/2013 to 12/31/2013	12.96647	17.65730	150,991
01/01/2014 to 12/31/2014	17.65730	18.56865	242,850
01/01/2015 to 12/31/2015	18.56865	17.21498	236,218
01/01/2016 to 12/31/2016	17.21498	20.99466	209,217
01/01/2017 to 12/31/2017	20.99466	23.10732	141,370
01/01/2018 to 12/31/2018	23.10732	19.47796	84,681
01/01/2019 to 12/31/2019	19.47796	23.43332	95,131
01/01/2020 to 12/31/2020	23.43332	23.54821	94,905
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.84822	9.66356	69,489
01/01/2012 to 12/31/2012	9.66356	9.48024	44,218
01/01/2013 to 12/31/2013	9.48024	9.30014	121,990
01/01/2014 to 12/31/2014	9.30014	9.12348	229,507
01/01/2015 to 12/31/2015	9.12348	8.95015	522,716
01/01/2016 to 12/31/2016	8.95015	8.78059	550,783
01/01/2017 to 12/31/2017	8.78059	8.64352	511,324
01/01/2018 to 12/31/2018	8.64352	8.58869	604,118
01/01/2019 to 12/31/2019	8.58869	8.56794	363,846
01/01/2020 to 12/31/2020	8.56794	8.42399	586,085

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.76839	10.89931	58,898
01/01/2012 to 12/31/2012	10.89931	12.17532	72,870
01/01/2013 to 12/31/2013	12.17532	12.80158	112,955
01/01/2014 to 12/31/2014	12.80158	12.87958	158,987
01/01/2015 to 12/31/2015	12.87958	12.18460	223,960
01/01/2016 to 12/31/2016	12.18460	13.79401	256,786
01/01/2017 to 12/31/2017	13.79401	14.54378	250,701
01/01/2018 to 12/31/2018	14.54378	13.98263	193,482
01/01/2019 to 12/31/2019	13.98263	15.81572	159,757
01/01/2020 to 12/31/2020	15.81572	15.92429	130,132
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.62452	9.98690	29,369
01/01/2012 to 12/31/2012	9.98690	11.45122	27,661
01/01/2013 to 12/31/2013	11.45122	15.71162	84,024
01/01/2014 to 12/31/2014	15.71162	17.53196	95,542
01/01/2015 to 12/31/2015	17.53196	15.85109	93,907
01/01/2016 to 12/31/2016	15.85109	18.64310	78,015
01/01/2017 to 12/31/2017	18.64310	21.80018	59,407
01/01/2018 to 12/31/2018	21.80018	18.35737	42,441
01/01/2019 to 12/31/2019	18.35737	23.32541	41,390
01/01/2020 to 12/31/2020	23.32541	22.94414	39,004
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.26302	9.62127	36,711
01/01/2012 to 12/31/2012	9.62127	11.36049	34,344
01/01/2013 to 12/31/2013	11.36049	13.26847	36,880
01/01/2014 to 12/31/2014	13.26847	12.29718	57,051
01/01/2015 to 12/31/2015	12.29718	12.44336	55,557
01/01/2016 to 12/31/2016	12.44336	11.74631	72,675
01/01/2017 to 12/31/2017	11.74631	15.60622	54,960
01/01/2018 to 12/31/2018	15.60622	13.26744	49,723
01/01/2019 to 12/31/2019	13.26744	17.19477	50,890
01/01/2020 to 12/31/2020	17.19477	22.15148	51,534
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.80157	9.26679	30,790
01/01/2012 to 12/31/2012	9.26679	10.60652	30,808
01/01/2013 to 12/31/2013	10.60652	12.43063	40,557
01/01/2014 to 12/31/2014	12.43063	11.37699	47,769
01/01/2015 to 12/31/2015	11.37699	11.25207	62,946
01/01/2016 to 12/31/2016	11.25207	11.10280	77,118
01/01/2017 to 12/31/2017	11.10280	13.37734	63,946
01/01/2018 to 12/31/2018	13.37734	11.00440	44,838
01/01/2019 to 12/31/2019	11.00440	12.95687	44,730
01/01/2020 to 12/31/2020	12.95687	12.63369	43,947
AST Investment Grade Bond Portfolio
02/25/2013* to 12/31/2013	10.04416	9.58248	5,640
01/01/2014 to 12/31/2014	9.58248	10.03301	38,288
01/01/2015 to 12/31/2015	10.03301	9.95788	5,644,961
01/01/2016 to 12/31/2016	9.95788	10.17981	10,447,636
01/01/2017 to 12/31/2017	10.17981	10.41759	588,111
01/01/2018 to 12/31/2018	10.41759	10.19139	34,143,332
01/01/2019 to 12/31/2019	10.19139	11.12060	1,204,524
01/01/2020 to 12/31/2020	11.12060	12.70581	443,071

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.87788	10.61070	351,697
01/01/2012 to 12/31/2012	10.61070	11.82263	310,427
01/01/2013 to 12/31/2013	11.82263	13.48642	3,438,985
01/01/2014 to 12/31/2014	13.48642	14.07221	6,688,035
01/01/2015 to 12/31/2015	14.07221	13.66023	7,816,792
01/01/2016 to 12/31/2016	13.66023	14.10036	7,503,446
01/01/2017 to 12/31/2017	14.10036	16.17872	7,456,451
01/01/2018 to 12/31/2018	16.17872	14.69972	5,400,423
01/01/2019 to 12/31/2019	14.69972	17.22240	5,490,375
01/01/2020 to 12/31/2020	17.22240	19.11864	4,879,771
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.56344	9.41473	54,498
01/01/2012 to 12/31/2012	9.41473	11.25910	67,378
01/01/2013 to 12/31/2013	11.25910	12.74180	92,766
01/01/2014 to 12/31/2014	12.74180	11.70410	136,865
01/01/2015 to 12/31/2015	11.70410	11.16087	154,995
01/01/2016 to 12/31/2016	11.16087	11.16076	133,091
01/01/2017 to 12/31/2017	11.16076	14.19373	132,315
01/01/2018 to 12/31/2018	14.19373	11.49043	112,410
01/01/2019 to 12/31/2019	11.49043	14.34080	88,548
01/01/2020 to 12/31/2020	14.34080	15.90848	72,524
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.59346	10.41679	547,099
01/01/2012 to 12/31/2012	10.41679	11.31408	508,699
01/01/2013 to 12/31/2013	11.31408	12.32370	2,514,139
01/01/2014 to 12/31/2014	12.32370	12.74837	3,931,853
01/01/2015 to 12/31/2015	12.74837	12.48326	4,523,058
01/01/2016 to 12/31/2016	12.48326	12.71671	4,372,602
01/01/2017 to 12/31/2017	12.71671	13.99053	4,009,078
01/01/2018 to 12/31/2018	13.99053	13.01980	2,859,548
01/01/2019 to 12/31/2019	13.01980	14.63843	2,975,084
01/01/2020 to 12/31/2020	14.63843	15.99059	2,723,893
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.78242	10.64798	9,366
01/01/2012 to 12/31/2012	10.64798	12.03168	9,854
01/01/2013 to 12/31/2013	12.03168	16.11071	17,593
01/01/2014 to 12/31/2014	16.11071	17.30665	42,607
01/01/2015 to 12/31/2015	17.30665	18.78339	68,558
01/01/2016 to 12/31/2016	18.78339	18.15736	82,184
01/01/2017 to 12/31/2017	18.15736	24.19589	95,001
01/01/2018 to 12/31/2018	24.19589	23.35129	85,846
01/01/2019 to 12/31/2019	23.35129	30.37627	63,018
01/01/2020 to 12/31/2020	30.37627	45.90261	59,713
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.31191	10.99595	25,483
01/01/2012 to 12/31/2012	10.99595	12.10993	24,207
01/01/2013 to 12/31/2013	12.10993	16.22936	33,145
01/01/2014 to 12/31/2014	16.22936	17.60703	82,585
01/01/2015 to 12/31/2015	17.60703	19.01221	94,226
01/01/2016 to 12/31/2016	19.01221	19.69184	76,669
01/01/2017 to 12/31/2017	19.69184	25.69193	148,012
01/01/2018 to 12/31/2018	25.69193	24.52367	86,822
01/01/2019 to 12/31/2019	24.52367	31.66749	169,169
01/01/2020 to 12/31/2020	31.66749	40.88043	120,540

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.90100	10.35922	43,832
01/01/2012 to 12/31/2012	10.35922	12.50742	38,915
01/01/2013 to 12/31/2013	12.50742	15.66056	276,456
01/01/2014 to 12/31/2014	15.66056	15.92073	468,065
01/01/2015 to 12/31/2015	15.92073	15.38936	451,818
01/01/2016 to 12/31/2016	15.38936	16.17127	406,031
01/01/2017 to 12/31/2017	16.17127	19.64715	326,241
01/01/2018 to 12/31/2018	19.64715	17.43073	179,799
01/01/2019 to 12/31/2019	17.43073	22.22222	313,439
01/01/2020 to 12/31/2020	22.22222	24.89123	275,435
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99843	10.30591	28,359
01/01/2013 to 12/31/2013	10.30591	12.02243	1,907,114
01/01/2014 to 12/31/2014	12.02243	12.40002	3,978,103
01/01/2015 to 12/31/2015	12.40002	12.01335	4,507,387
01/01/2016 to 12/31/2016	12.01335	12.29506	4,159,696
01/01/2017 to 12/31/2017	12.29506	14.05136	3,939,746
01/01/2018 to 12/31/2018	14.05136	12.64242	2,732,494
01/01/2019 to 12/31/2019	12.64242	15.22538	2,860,246
01/01/2020 to 12/31/2020	15.22538	16.41092	2,878,914
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.87655	10.60683	16,039
01/01/2012 to 12/31/2012	10.60683	12.18265	15,026
01/01/2013 to 12/31/2013	12.18265	16.33812	25,096
01/01/2014 to 12/31/2014	16.33812	17.42381	42,704
01/01/2015 to 12/31/2015	17.42381	18.32835	52,175
01/01/2016 to 12/31/2016	18.32835	18.32462	63,822
01/01/2017 to 12/31/2017	18.32462	23.49795	50,000
01/01/2018 to 12/31/2018	23.49795	23.54466	48,053
01/01/2019 to 12/31/2019	23.54466	31.82341	53,837
01/01/2020 to 12/31/2020	31.82341	40.73364	39,700
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99843	10.18715	1,126
01/01/2013 to 12/31/2013	10.18715	13.44187	9,283
01/01/2014 to 12/31/2014	13.44187	14.53393	22,338
01/01/2015 to 12/31/2015	14.53393	14.15468	43,169
01/01/2016 to 12/31/2016	14.15468	15.75350	117,840
01/01/2017 to 12/31/2017	15.75350	18.13481	127,578
01/01/2018 to 12/31/2018	18.13481	15.98283	89,866
01/01/2019 to 12/31/2019	15.98283	20.28059	101,112
01/01/2020 to 12/31/2020	20.28059	20.67010	85,626
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.42143	10.87115	64,564
01/01/2012 to 12/31/2012	10.87115	12.75606	64,858
01/01/2013 to 12/31/2013	12.75606	16.54211	78,700
01/01/2014 to 12/31/2014	16.54211	18.09847	109,728
01/01/2015 to 12/31/2015	18.09847	16.74518	451,773
01/01/2016 to 12/31/2016	16.74518	16.69798	402,867
01/01/2017 to 12/31/2017	16.69798	20.81960	372,388
01/01/2018 to 12/31/2018	20.81960	19.53372	223,615
01/01/2019 to 12/31/2019	19.53372	24.94126	333,857
01/01/2020 to 12/31/2020	24.94126	32.99176	271,404

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.24020	10.75300	39,643
01/01/2012 to 12/31/2012	10.75300	12.35515	43,985
01/01/2013 to 12/31/2013	12.35515	17.21196	80,413
01/01/2014 to 12/31/2014	17.21196	19.29110	99,192
01/01/2015 to 12/31/2015	19.29110	17.85778	104,901
01/01/2016 to 12/31/2016	17.85778	20.71307	130,972
01/01/2017 to 12/31/2017	20.71307	23.12258	117,235
01/01/2018 to 12/31/2018	23.12258	18.95129	82,028
01/01/2019 to 12/31/2019	18.95129	22.49821	95,356
01/01/2020 to 12/31/2020	22.49821	21.67682	86,591
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.60245	10.50489	991,928
01/01/2012 to 12/31/2012	10.50489	11.37415	925,134
01/01/2013 to 12/31/2013	11.37415	12.18605	5,008,009
01/01/2014 to 12/31/2014	12.18605	12.64490	7,833,430
01/01/2015 to 12/31/2015	12.64490	12.42241	9,017,998
01/01/2016 to 12/31/2016	12.42241	12.86037	9,810,361
01/01/2017 to 12/31/2017	12.86037	13.89478	10,838,767
01/01/2018 to 12/31/2018	13.89478	13.24226	8,545,223
01/01/2019 to 12/31/2019	13.24226	14.90552	9,074,114
01/01/2020 to 12/31/2020	14.90552	15.95021	8,400,464
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01834	10.06623	323
01/01/2012 to 12/31/2012	10.06623	10.57685	7,304
01/01/2013 to 12/31/2013	10.57685	10.13596	4,421
01/01/2014 to 12/31/2014	10.13596	10.54611	91,583
01/01/2015 to 12/31/2015	10.54611	10.31799	138,140
01/01/2016 to 12/31/2016	10.31799	10.54843	158,820
01/01/2017 to 12/31/2017	10.54843	10.93540	168,242
01/01/2018 to 12/31/2018	10.93540	10.63925	144,748
01/01/2019 to 12/31/2019	10.63925	11.45521	123,825
01/01/2020 to 12/31/2020	11.45521	11.91734	135,015
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.51434	10.59391	772,577
01/01/2012 to 12/31/2012	10.59391	11.73515	667,450
01/01/2013 to 12/31/2013	11.73515	13.47231	5,879,061
01/01/2014 to 12/31/2014	13.47231	14.43197	11,757,540
01/01/2015 to 12/31/2015	14.43197	14.07110	16,852,844
01/01/2016 to 12/31/2016	14.07110	15.19778	17,498,478
01/01/2017 to 12/31/2017	15.19778	17.30972	31,457,435
01/01/2018 to 12/31/2018	17.30972	15.68936	22,690,159
01/01/2019 to 12/31/2019	15.68936	18.34307	23,265,387
01/01/2020 to 12/31/2020	18.34307	19.04851	20,282,918
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.89657	11.05948	6,535
01/01/2012 to 12/31/2012	11.05948	12.88919	8,877
01/01/2013 to 12/31/2013	12.88919	16.74464	19,778
01/01/2014 to 12/31/2014	16.74464	19.25416	40,571
01/01/2015 to 12/31/2015	19.25416	19.46992	47,130
01/01/2016 to 12/31/2016	19.46992	21.93650	69,351
01/01/2017 to 12/31/2017	21.93650	26.30946	92,093
01/01/2018 to 12/31/2018	26.30946	23.68633	51,392
01/01/2019 to 12/31/2019	23.68633	28.92119	86,764
01/01/2020 to 12/31/2020	28.92119	26.89988	80,232

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99842	8.88478	0
01/01/2012 to 12/31/2012	8.88478	9.86246	0
01/01/2013 to 12/31/2013	9.86246	11.84221	3,509,142
01/01/2014 to 12/31/2014	11.84221	12.37240	11,703,989
01/01/2015 to 12/31/2015	12.37240	12.15561	18,794,089
01/01/2016 to 12/31/2016	12.15561	12.67909	21,465,381
01/01/2017 to 12/31/2017	12.67909	14.70144	20,798,163
01/01/2018 to 12/31/2018	14.70144	13.47923	18,854,063
01/01/2019 to 12/31/2019	13.47923	16.02711	11,600,892
01/01/2020 to 12/31/2020	16.02711	17.54260	6,828,307
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.16375	10.36831	33,018
01/01/2012 to 12/31/2012	10.36831	12.21274	32,222
01/01/2013 to 12/31/2013	12.21274	16.87039	56,949
01/01/2014 to 12/31/2014	16.87039	17.36748	69,353
01/01/2015 to 12/31/2015	17.36748	17.26490	74,508
01/01/2016 to 12/31/2016	17.26490	18.24165	68,572
01/01/2017 to 12/31/2017	18.24165	22.85160	54,604
01/01/2018 to 12/31/2018	22.85160	19.98435	40,362
01/01/2019 to 12/31/2019	19.98435	26.75703	36,850
01/01/2020 to 12/31/2020	26.75703	35.48488	32,007
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.62411	12.26334	20,846
01/01/2012 to 12/31/2012	12.26334	13.49477	18,386
01/01/2013 to 12/31/2013	13.49477	17.89491	30,018
01/01/2014 to 12/31/2014	17.89491	18.22541	46,483
01/01/2015 to 12/31/2015	18.22541	18.01957	49,002
01/01/2016 to 12/31/2016	18.01957	19.81286	56,379
01/01/2017 to 12/31/2017	19.81286	24.08619	53,837
01/01/2018 to 12/31/2018	24.08619	21.64045	50,584
01/01/2019 to 12/31/2019	21.64045	27.62375	46,211
01/01/2020 to 12/31/2020	27.62375	40.21255	35,637
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.47308	10.58275	10,148
01/01/2012 to 12/31/2012	10.58275	12.26676	10,038
01/01/2013 to 12/31/2013	12.26676	16.53459	38,011
01/01/2014 to 12/31/2014	16.53459	17.07496	56,342
01/01/2015 to 12/31/2015	17.07496	16.02859	50,330
01/01/2016 to 12/31/2016	16.02859	20.31700	48,454
01/01/2017 to 12/31/2017	20.31700	21.39649	46,860
01/01/2018 to 12/31/2018	21.39649	17.40398	27,393
01/01/2019 to 12/31/2019	17.40398	20.82601	34,416
01/01/2020 to 12/31/2020	20.82601	20.60660	34,352
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.69858	10.70386	1,649,416
01/01/2012 to 12/31/2012	10.70386	11.91749	1,550,574
01/01/2013 to 12/31/2013	11.91749	13.65914	12,303,020
01/01/2014 to 12/31/2014	13.65914	14.18744	21,838,735
01/01/2015 to 12/31/2015	14.18744	13.92374	36,665,669
01/01/2016 to 12/31/2016	13.92374	14.69039	35,570,183
01/01/2017 to 12/31/2017	14.69039	16.63259	34,123,942
01/01/2018 to 12/31/2018	16.63259	15.44574	26,142,000
01/01/2019 to 12/31/2019	15.44574	18.31077	24,889,087
01/01/2020 to 12/31/2020	18.31077	20.21437	22,454,958

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.14285	10.74611	91,715
01/01/2012 to 12/31/2012	10.74611	12.39520	90,187
01/01/2013 to 12/31/2013	12.39520	17.51339	259,370
01/01/2014 to 12/31/2014	17.51339	18.61447	370,178
01/01/2015 to 12/31/2015	18.61447	20.01090	443,158
01/01/2016 to 12/31/2016	20.01090	20.16122	427,680
01/01/2017 to 12/31/2017	20.16122	27.27281	342,329
01/01/2018 to 12/31/2018	27.27281	27.78620	249,977
01/01/2019 to 12/31/2019	27.78620	34.95341	230,901
01/01/2020 to 12/31/2020	34.95341	47.93904	194,084
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.67390	10.41987	14,861
01/01/2012 to 12/31/2012	10.41987	11.59143	13,028
01/01/2013 to 12/31/2013	11.59143	15.30911	41,180
01/01/2014 to 12/31/2014	15.30911	15.25228	55,347
01/01/2015 to 12/31/2015	15.25228	14.05521	51,357
01/01/2016 to 12/31/2016	14.05521	14.63380	51,109
01/01/2017 to 12/31/2017	14.63380	16.73292	51,120
01/01/2018 to 12/31/2018	16.73292	14.81941	50,512
01/01/2019 to 12/31/2019	14.81941	18.31332	227,350
01/01/2020 to 12/31/2020	18.31332	18.34095	207,724
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.48283	9.58441	70,966
01/01/2012 to 12/31/2012	9.58441	9.74218	60,255
01/01/2013 to 12/31/2013	9.74218	11.02705	81,898
01/01/2014 to 12/31/2014	11.02705	9.91307	141,205
01/01/2015 to 12/31/2015	9.91307	7.85235	181,903
01/01/2016 to 12/31/2016	7.85235	9.59967	212,003
01/01/2017 to 12/31/2017	9.59967	10.38845	192,761
01/01/2018 to 12/31/2018	10.38845	8.49293	137,144
01/01/2019 to 12/31/2019	8.49293	9.73676	134,688
01/01/2020 to 12/31/2020	9.73676	9.33955	135,066
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.50772	10.89980	16,806
01/01/2012 to 12/31/2012	10.89980	12.66098	16,319
01/01/2013 to 12/31/2013	12.66098	16.44666	28,518
01/01/2014 to 12/31/2014	16.44666	18.54936	35,257
01/01/2015 to 12/31/2015	18.54936	16.99439	47,179
01/01/2016 to 12/31/2016	16.99439	19.00556	50,563
01/01/2017 to 12/31/2017	19.00556	22.10058	43,913
01/01/2018 to 12/31/2018	22.10058	18.09571	29,576
01/01/2019 to 12/31/2019	18.09571	21.15050	34,076
01/01/2020 to 12/31/2020	21.15050	19.54254	34,015
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99842	8.82229	10,192
01/01/2012 to 12/31/2012	8.82229	9.60719	16,793
01/01/2013 to 12/31/2013	9.60719	11.35710	5,038,493
01/01/2014 to 12/31/2014	11.35710	11.75460	11,517,026
01/01/2015 to 12/31/2015	11.75460	11.45826	12,739,678
01/01/2016 to 12/31/2016	11.45826	11.97442	11,664,478
01/01/2017 to 12/31/2017	11.97442	13.34439	10,869,918
01/01/2018 to 12/31/2018	13.34439	12.43534	7,853,467
01/01/2019 to 12/31/2019	12.43534	14.70649	7,884,676
01/01/2020 to 12/31/2020	14.70649	15.38780	6,812,973

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.40601	10.82363	73,141
01/01/2012 to 12/31/2012	10.82363	11.45149	67,430
01/01/2013 to 12/31/2013	11.45149	11.06625	290,714
01/01/2014 to 12/31/2014	11.06625	11.63736	497,106
01/01/2015 to 12/31/2015	11.63736	11.55742	447,303
01/01/2016 to 12/31/2016	11.55742	11.92225	502,606
01/01/2017 to 12/31/2017	11.92225	12.43412	465,584
01/01/2018 to 12/31/2018	12.43412	11.92046	440,727
01/01/2019 to 12/31/2019	11.92046	13.13249	736,085
01/01/2020 to 12/31/2020	13.13249	13.92758	655,777
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.78127	10.27449	7,930,280
01/01/2012 to 12/31/2012	10.27449	11.32236	11,077,684
01/01/2013 to 12/31/2013	11.32236	12.19011	10,523,493
01/01/2014 to 12/31/2014	12.19011	12.38986	9,625,080
01/01/2015 to 12/31/2015	12.38986	11.73914	7,485,336
01/01/2016 to 12/31/2016	11.73914	12.22137	6,657,645
01/01/2017 to 12/31/2017	12.22137	13.47124	6,613,492
01/01/2018 to 12/31/2018	13.47124	12.11393	4,605,579
01/01/2019 to 12/31/2019	12.11393	13.76372	5,933,869
01/01/2020 to 12/31/2020	13.76372	14.04313	7,319,654
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.88690	10.67064	7,536,489
01/01/2012 to 12/31/2012	10.67064	11.87203	13,895,266
01/01/2013 to 12/31/2013	11.87203	13.54713	14,169,565
01/01/2014 to 12/31/2014	13.54713	14.07267	13,538,746
01/01/2015 to 12/31/2015	14.07267	13.88783	12,198,105
01/01/2016 to 12/31/2016	13.88783	14.56311	11,308,232
01/01/2017 to 12/31/2017	14.56311	16.67151	10,544,373
01/01/2018 to 12/31/2018	16.67151	15.35892	8,961,668
01/01/2019 to 12/31/2019	15.35892	18.32330	9,574,242
01/01/2020 to 12/31/2020	18.32330	19.85438	10,058,352
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.77337	10.35589	6,297,134
01/01/2012 to 12/31/2012	10.35589	11.18047	11,013,705
01/01/2013 to 12/31/2013	11.18047	12.30719	11,015,991
01/01/2014 to 12/31/2014	12.30719	12.66800	10,238,199
01/01/2015 to 12/31/2015	12.66800	12.38138	9,740,122
01/01/2016 to 12/31/2016	12.38138	12.70553	8,734,440
01/01/2017 to 12/31/2017	12.70553	14.45873	8,379,981
01/01/2018 to 12/31/2018	14.45873	13.03493	6,798,568
01/01/2019 to 12/31/2019	13.03493	15.06437	7,138,166
01/01/2020 to 12/31/2020	15.06437	16.82726	7,614,763
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.73966	10.38658	11,643,017
01/01/2012 to 12/31/2012	10.38658	11.43662	18,171,064
01/01/2013 to 12/31/2013	11.43662	13.17247	18,699,184
01/01/2014 to 12/31/2014	13.17247	13.73688	17,790,247
01/01/2015 to 12/31/2015	13.73688	13.51240	16,519,233
01/01/2016 to 12/31/2016	13.51240	14.06251	15,092,781
01/01/2017 to 12/31/2017	14.06251	15.82021	13,917,887
01/01/2018 to 12/31/2018	15.82021	14.72202	11,978,545
01/01/2019 to 12/31/2019	14.72202	17.21153	12,448,517
01/01/2020 to 12/31/2020	17.21153	18.83298	13,968,847

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99826	9.13879	2,250,990
01/01/2012 to 12/31/2012	9.13879	10.01086	5,203,950
01/01/2013 to 12/31/2013	10.01086	10.86430	5,355,492
01/01/2014 to 12/31/2014	10.86430	11.15680	5,070,743
01/01/2015 to 12/31/2015	11.15680	10.59478	4,683,923
01/01/2016 to 12/31/2016	10.59478	11.09480	4,263,071
01/01/2017 to 12/31/2017	11.09480	12.23238	4,081,605
01/01/2018 to 12/31/2018	12.23238	11.34201	3,349,903
01/01/2019 to 12/31/2019	11.34201	13.06040	3,058,583
01/01/2020 to 12/31/2020	13.06040	13.39180	3,399,395
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.06943	10.07987	444,733
01/01/2012 to 12/31/2012	10.07987	10.33107	864,280
01/01/2013 to 12/31/2013	10.33107	9.89418	887,249
01/01/2014 to 12/31/2014	9.89418	9.67708	855,438
01/01/2015 to 12/31/2015	9.67708	9.51958	733,064
01/01/2016 to 12/31/2016	9.51958	9.47295	756,468
01/01/2017 to 12/31/2017	9.47295	9.43279	742,396
01/01/2018 to 12/31/2018	9.43279	9.30250	548,402
01/01/2019 to 12/31/2019	9.30250	9.52816	783,137
01/01/2020 to 12/31/2020	9.52816	9.56734	976,776
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.34172	10.44670	5,705,528
01/01/2012 to 12/31/2012	10.44670	11.18028	9,414,126
01/01/2013 to 12/31/2013	11.18028	10.74438	9,411,995
01/01/2014 to 12/31/2014	10.74438	10.96377	8,213,489
01/01/2015 to 12/31/2015	10.96377	10.50721	7,210,435
01/01/2016 to 12/31/2016	10.50721	10.72204	6,898,896
01/01/2017 to 12/31/2017	10.72204	10.95529	6,992,498
01/01/2018 to 12/31/2018	10.95529	10.65326	5,566,956
01/01/2019 to 12/31/2019	10.65326	11.39178	6,988,652
01/01/2020 to 12/31/2020	11.39178	11.97400	8,482,496
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.82029	10.33635	7,593,614
01/01/2012 to 12/31/2012	10.33635	11.50768	11,785,115
01/01/2013 to 12/31/2013	11.50768	13.82131	13,677,902
01/01/2014 to 12/31/2014	13.82131	14.47761	13,579,516
01/01/2015 to 12/31/2015	14.47761	14.24918	12,749,908
01/01/2016 to 12/31/2016	14.24918	14.90433	12,003,740
01/01/2017 to 12/31/2017	14.90433	17.20269	11,804,840
01/01/2018 to 12/31/2018	17.20269	15.79233	9,968,901
01/01/2019 to 12/31/2019	15.79233	18.90043	11,422,717
01/01/2020 to 12/31/2020	18.90043	20.98669	12,455,989
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99826	11.61742	34,276
01/01/2014 to 12/31/2014	11.61742	12.92135	120,929
01/01/2015 to 12/31/2015	12.92135	12.19819	216,391
01/01/2016 to 12/31/2016	12.19819	13.72148	283,169
01/01/2017 to 12/31/2017	13.72148	15.90644	303,812
01/01/2018 to 12/31/2018	15.90644	14.82847	249,038
01/01/2019 to 12/31/2019	14.82847	19.02192	329,787
01/01/2020 to 12/31/2020	19.02192	19.50268	430,121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.53165	10.72094	190,352
01/01/2012 to 12/31/2012	10.72094	13.30873	520,200
01/01/2013 to 12/31/2013	13.30873	13.59570	441,221
01/01/2014 to 12/31/2014	13.59570	15.16355	413,940
01/01/2015 to 12/31/2015	15.16355	14.83180	340,933
01/01/2016 to 12/31/2016	14.83180	14.65107	259,997
01/01/2017 to 12/31/2017	14.65107	15.90570	254,108
01/01/2018 to 12/31/2018	15.90570	14.83656	186,929
01/01/2019 to 12/31/2019	14.83656	18.17468	216,706
01/01/2020 to 12/31/2020	18.17468	17.26870	247,769
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.77181	12.28453	287,342
01/01/2012 to 12/31/2012	12.28453	13.87195	637,193
01/01/2013 to 12/31/2013	13.87195	14.00615	695,083
01/01/2014 to 12/31/2014	14.00615	17.95101	590,923
01/01/2015 to 12/31/2015	17.95101	18.42533	529,969
01/01/2016 to 12/31/2016	18.42533	18.90802	485,470
01/01/2017 to 12/31/2017	18.90802	19.66812	461,635
01/01/2018 to 12/31/2018	19.66812	18.33739	333,568
01/01/2019 to 12/31/2019	18.33739	23.55652	360,918
01/01/2020 to 12/31/2020	23.55652	22.40740	500,929
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.66195	9.10284	664,092
01/01/2012 to 12/31/2012	9.10284	10.50918	1,181,912
01/01/2013 to 12/31/2013	10.50918	10.31145	1,168,271
01/01/2014 to 12/31/2014	10.31145	9.62209	1,032,136
01/01/2015 to 12/31/2015	9.62209	7.84425	931,152
01/01/2016 to 12/31/2016	7.84425	8.62930	840,971
01/01/2017 to 12/31/2017	8.62930	10.67714	878,413
01/01/2018 to 12/31/2018	10.67714	8.98352	744,679
01/01/2019 to 12/31/2019	8.98352	9.96887	995,878
01/01/2020 to 12/31/2020	9.96887	10.15564	1,383,433
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	11.00198	10.60927	5,374,961
01/01/2012 to 12/31/2012	10.60927	11.49073	9,010,294
01/01/2013 to 12/31/2013	11.49073	12.90995	9,037,919
01/01/2014 to 12/31/2014	12.90995	13.03710	8,381,745
01/01/2015 to 12/31/2015	13.03710	12.88970	7,658,849
01/01/2016 to 12/31/2016	12.88970	13.15637	7,087,521
01/01/2017 to 12/31/2017	13.15637	15.00254	6,794,577
01/01/2018 to 12/31/2018	15.00254	13.54839	5,628,931
01/01/2019 to 12/31/2019	13.54839	15.91673	6,020,964
01/01/2020 to 12/31/2020	15.91673	16.94737	6,806,679
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99942	10.06149	552,593

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.68940	10.41222	4,103,365
01/01/2012 to 12/31/2012	10.41222	11.22580	6,407,141
01/01/2013 to 12/31/2013	11.22580	12.06932	6,447,232
01/01/2014 to 12/31/2014	12.06932	12.29341	5,849,519
01/01/2015 to 12/31/2015	12.29341	11.92573	4,782,241
01/01/2016 to 12/31/2016	11.92573	12.28947	4,290,001
01/01/2017 to 12/31/2017	12.28947	13.51005	4,372,627
01/01/2018 to 12/31/2018	13.51005	12.29132	3,135,305
01/01/2019 to 12/31/2019	12.29132	13.96110	3,702,800
01/01/2020 to 12/31/2020	13.96110	14.89343	4,486,336
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.47751	11.38312	365,908
01/01/2012 to 12/31/2012	11.38312	12.89210	687,005
01/01/2013 to 12/31/2013	12.89210	17.52034	754,500
01/01/2014 to 12/31/2014	17.52034	18.38705	760,935
01/01/2015 to 12/31/2015	18.38705	17.01185	666,868
01/01/2016 to 12/31/2016	17.01185	20.70469	578,584
01/01/2017 to 12/31/2017	20.70469	22.74177	571,317
01/01/2018 to 12/31/2018	22.74177	19.13040	444,365
01/01/2019 to 12/31/2019	19.13040	22.96820	538,590
01/01/2020 to 12/31/2020	22.96820	23.03368	756,336
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.83210	9.62805	976,585
01/01/2012 to 12/31/2012	9.62805	9.42621	856,782
01/01/2013 to 12/31/2013	9.42621	9.22821	641,576
01/01/2014 to 12/31/2014	9.22821	9.03434	566,785
01/01/2015 to 12/31/2015	9.03434	8.84463	698,243
01/01/2016 to 12/31/2016	8.84463	8.65942	592,139
01/01/2017 to 12/31/2017	8.65942	8.50697	420,122
01/01/2018 to 12/31/2018	8.50697	8.43563	368,897
01/01/2019 to 12/31/2019	8.43563	8.39821	962,712
01/01/2020 to 12/31/2020	8.39821	8.24034	1,254,766
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.75077	10.85949	414,596
01/01/2012 to 12/31/2012	10.85949	12.10603	940,570
01/01/2013 to 12/31/2013	12.10603	12.70285	764,877
01/01/2014 to 12/31/2014	12.70285	12.75411	710,577
01/01/2015 to 12/31/2015	12.75411	12.04126	602,225
01/01/2016 to 12/31/2016	12.04126	13.60403	544,746
01/01/2017 to 12/31/2017	13.60403	14.31431	536,369
01/01/2018 to 12/31/2018	14.31431	13.73367	400,616
01/01/2019 to 12/31/2019	13.73367	15.50241	489,964
01/01/2020 to 12/31/2020	15.50241	15.57695	549,534
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.60710	9.95015	114,797
01/01/2012 to 12/31/2012	9.95015	11.38581	182,558
01/01/2013 to 12/31/2013	11.38581	15.59005	286,238
01/01/2014 to 12/31/2014	15.59005	17.36079	338,509
01/01/2015 to 12/31/2015	17.36079	15.66437	332,725
01/01/2016 to 12/31/2016	15.66437	18.38597	269,085
01/01/2017 to 12/31/2017	18.38597	21.45578	260,626
01/01/2018 to 12/31/2018	21.45578	18.03031	230,662
01/01/2019 to 12/31/2019	18.03031	22.86306	355,128
01/01/2020 to 12/31/2020	22.86306	22.44357	460,108

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.24449	9.58589	187,387
01/01/2012 to 12/31/2012	9.58589	11.29559	297,821
01/01/2013 to 12/31/2013	11.29559	13.16577	288,766
01/01/2014 to 12/31/2014	13.16577	12.17716	295,040
01/01/2015 to 12/31/2015	12.17716	12.29675	284,441
01/01/2016 to 12/31/2016	12.29675	11.58431	249,759
01/01/2017 to 12/31/2017	11.58431	15.35957	248,199
01/01/2018 to 12/31/2018	15.35957	13.03078	273,779
01/01/2019 to 12/31/2019	13.03078	16.85372	343,094
01/01/2020 to 12/31/2020	16.85372	21.66778	434,422
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.78368	9.23249	198,630
01/01/2012 to 12/31/2012	9.23249	10.54563	279,772
01/01/2013 to 12/31/2013	10.54563	12.33410	307,502
01/01/2014 to 12/31/2014	12.33410	11.26549	290,198
01/01/2015 to 12/31/2015	11.26549	11.11906	284,240
01/01/2016 to 12/31/2016	11.11906	10.94929	266,840
01/01/2017 to 12/31/2017	10.94929	13.16563	231,803
01/01/2018 to 12/31/2018	13.16563	10.80802	193,720
01/01/2019 to 12/31/2019	10.80802	12.69965	266,372
01/01/2020 to 12/31/2020	12.69965	12.35757	333,790
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.58844	11.65657	28,245,185
01/01/2012 to 12/31/2012	11.65657	12.48437	12,185,297
01/01/2013 to 12/31/2013	12.48437	11.83322	2,586,723
01/01/2014 to 12/31/2014	11.83322	12.36430	3,220,720
01/01/2015 to 12/31/2015	12.36430	12.24661	11,855,244
01/01/2016 to 12/31/2016	12.24661	12.49409	12,647,205
01/01/2017 to 12/31/2017	12.49409	12.75993	5,679,633
01/01/2018 to 12/31/2018	12.75993	12.45717	21,385,132
01/01/2019 to 12/31/2019	12.45717	13.56524	12,569,169
01/01/2020 to 12/31/2020	13.56524	15.46733	11,486,495
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.86001	10.57177	3,640,539
01/01/2012 to 12/31/2012	10.57177	11.75519	6,361,180
01/01/2013 to 12/31/2013	11.75519	13.38210	6,280,168
01/01/2014 to 12/31/2014	13.38210	13.93493	5,980,304
01/01/2015 to 12/31/2015	13.93493	13.49945	5,268,824
01/01/2016 to 12/31/2016	13.49945	13.90612	4,706,004
01/01/2017 to 12/31/2017	13.90612	15.92331	4,506,158
01/01/2018 to 12/31/2018	15.92331	14.43807	3,576,352
01/01/2019 to 12/31/2019	14.43807	16.88134	3,677,106
01/01/2020 to 12/31/2020	16.88134	18.70175	3,456,646
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.54608	9.38012	471,899
01/01/2012 to 12/31/2012	9.38012	11.19486	754,667
01/01/2013 to 12/31/2013	11.19486	12.64339	834,403
01/01/2014 to 12/31/2014	12.64339	11.58999	865,385
01/01/2015 to 12/31/2015	11.58999	11.02943	754,096
01/01/2016 to 12/31/2016	11.02943	11.00699	732,940
01/01/2017 to 12/31/2017	11.00699	13.96977	760,676
01/01/2018 to 12/31/2018	13.96977	11.28582	614,270
01/01/2019 to 12/31/2019	11.28582	14.05673	796,199
01/01/2020 to 12/31/2020	14.05673	15.56152	968,711

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.57605	10.37847	3,919,930
01/01/2012 to 12/31/2012	10.37847	11.24938	6,213,028
01/01/2013 to 12/31/2013	11.24938	12.22821	6,104,537
01/01/2014 to 12/31/2014	12.22821	12.62374	5,567,461
01/01/2015 to 12/31/2015	12.62374	12.33605	4,924,098
01/01/2016 to 12/31/2016	12.33605	12.54118	4,480,898
01/01/2017 to 12/31/2017	12.54118	13.76941	4,137,229
01/01/2018 to 12/31/2018	13.76941	12.78772	3,244,160
01/01/2019 to 12/31/2019	12.78772	14.34816	3,639,783
01/01/2020 to 12/31/2020	14.34816	15.64149	4,127,676
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.76470	10.60883	166,469
01/01/2012 to 12/31/2012	10.60883	11.96308	366,380
01/01/2013 to 12/31/2013	11.96308	15.98615	359,521
01/01/2014 to 12/31/2014	15.98615	17.13785	364,972
01/01/2015 to 12/31/2015	17.13785	18.56219	390,119
01/01/2016 to 12/31/2016	18.56219	17.90707	365,110
01/01/2017 to 12/31/2017	17.90707	23.81386	368,003
01/01/2018 to 12/31/2018	23.81386	22.93529	322,193
01/01/2019 to 12/31/2019	22.93529	29.77423	342,016
01/01/2020 to 12/31/2020	29.77423	44.90137	469,171
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.29330	10.95551	336,887
01/01/2012 to 12/31/2012	10.95551	12.04063	653,350
01/01/2013 to 12/31/2013	12.04063	16.10352	577,122
01/01/2014 to 12/31/2014	16.10352	17.43484	900,638
01/01/2015 to 12/31/2015	17.43484	18.78781	698,619
01/01/2016 to 12/31/2016	18.78781	19.41983	659,126
01/01/2017 to 12/31/2017	19.41983	25.28556	587,964
01/01/2018 to 12/31/2018	25.28556	24.08630	446,688
01/01/2019 to 12/31/2019	24.08630	31.03918	500,603
01/01/2020 to 12/31/2020	31.03918	39.98769	503,655
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.88308	10.32113	453,670
01/01/2012 to 12/31/2012	10.32113	12.43595	818,069
01/01/2013 to 12/31/2013	12.43595	15.53932	924,018
01/01/2014 to 12/31/2014	15.53932	15.76524	893,148
01/01/2015 to 12/31/2015	15.76524	15.20794	811,824
01/01/2016 to 12/31/2016	15.20794	15.94814	766,672
01/01/2017 to 12/31/2017	15.94814	19.33665	694,836
01/01/2018 to 12/31/2018	19.33665	17.12009	543,668
01/01/2019 to 12/31/2019	17.12009	21.78151	564,922
01/01/2020 to 12/31/2020	21.78151	24.34771	628,683
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99826	10.29169	895,325
01/01/2013 to 12/31/2013	10.29169	11.98140	1,114,810
01/01/2014 to 12/31/2014	11.98140	12.33254	1,170,124
01/01/2015 to 12/31/2015	12.33254	11.92365	1,004,244
01/01/2016 to 12/31/2016	11.92365	12.17840	910,753
01/01/2017 to 12/31/2017	12.17840	13.88984	910,757
01/01/2018 to 12/31/2018	13.88984	12.47141	738,498
01/01/2019 to 12/31/2019	12.47141	14.98878	731,636
01/01/2020 to 12/31/2020	14.98878	16.12290	905,793

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.85871	10.56782	101,083
01/01/2012 to 12/31/2012	10.56782	12.11316	249,054
01/01/2013 to 12/31/2013	12.11316	16.21185	263,789
01/01/2014 to 12/31/2014	16.21185	17.25380	286,582
01/01/2015 to 12/31/2015	17.25380	18.11252	198,780
01/01/2016 to 12/31/2016	18.11252	18.07191	191,987
01/01/2017 to 12/31/2017	18.07191	23.12682	179,148
01/01/2018 to 12/31/2018	23.12682	23.12527	174,478
01/01/2019 to 12/31/2019	23.12527	31.19273	219,687
01/01/2020 to 12/31/2020	31.19273	39.84495	283,270
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99826	10.17946	487
01/01/2013 to 12/31/2013	10.17946	13.40436	30,115
01/01/2014 to 12/31/2014	13.40436	14.46368	66,282
01/01/2015 to 12/31/2015	14.46368	14.05744	124,089
01/01/2016 to 12/31/2016	14.05744	15.61340	198,007
01/01/2017 to 12/31/2017	15.61340	17.93707	273,196
01/01/2018 to 12/31/2018	17.93707	15.77605	191,046
01/01/2019 to 12/31/2019	15.77605	19.97742	252,229
01/01/2020 to 12/31/2020	19.97742	20.31958	422,399
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.40273	10.83119	496,956
01/01/2012 to 12/31/2012	10.83119	12.68323	836,897
01/01/2013 to 12/31/2013	12.68323	16.41409	857,598
01/01/2014 to 12/31/2014	16.41409	17.92176	770,824
01/01/2015 to 12/31/2015	17.92176	16.54789	1,378,929
01/01/2016 to 12/31/2016	16.54789	16.46765	1,308,923
01/01/2017 to 12/31/2017	16.46765	20.49067	1,139,274
01/01/2018 to 12/31/2018	20.49067	19.18568	936,737
01/01/2019 to 12/31/2019	19.18568	24.44678	1,021,020
01/01/2020 to 12/31/2020	24.44678	32.27170	1,112,908
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.22185	10.71360	279,795
01/01/2012 to 12/31/2012	10.71360	12.28480	466,088
01/01/2013 to 12/31/2013	12.28480	17.07924	611,307
01/01/2014 to 12/31/2014	17.07924	19.10337	646,008
01/01/2015 to 12/31/2015	19.10337	17.64787	610,672
01/01/2016 to 12/31/2016	17.64787	20.42786	634,200
01/01/2017 to 12/31/2017	20.42786	22.75780	593,925
01/01/2018 to 12/31/2018	22.75780	18.61396	442,842
01/01/2019 to 12/31/2019	18.61396	22.05268	547,806
01/01/2020 to 12/31/2020	22.05268	21.20413	740,776
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.58499	10.46635	10,310,852
01/01/2012 to 12/31/2012	10.46635	11.30921	16,150,559
01/01/2013 to 12/31/2013	11.30921	12.09170	15,260,664
01/01/2014 to 12/31/2014	12.09170	12.52144	14,101,630
01/01/2015 to 12/31/2015	12.52144	12.27605	12,732,885
01/01/2016 to 12/31/2016	12.27605	12.68287	11,691,694
01/01/2017 to 12/31/2017	12.68287	13.67509	10,989,323
01/01/2018 to 12/31/2018	13.67509	13.00614	9,206,580
01/01/2019 to 12/31/2019	13.00614	14.60987	10,642,439
01/01/2020 to 12/31/2020	14.60987	15.60200	12,833,505

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01818	10.06267	48,356
01/01/2012 to 12/31/2012	10.06267	10.55146	348,835
01/01/2013 to 12/31/2013	10.55146	10.09089	425,576
01/01/2014 to 12/31/2014	10.09089	10.47775	498,444
01/01/2015 to 12/31/2015	10.47775	10.23026	624,104
01/01/2016 to 12/31/2016	10.23026	10.43751	574,988
01/01/2017 to 12/31/2017	10.43751	10.79838	582,280
01/01/2018 to 12/31/2018	10.79838	10.48440	583,620
01/01/2019 to 12/31/2019	10.48440	11.26551	789,958
01/01/2020 to 12/31/2020	11.26551	11.69624	1,370,636
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.49547	10.55499	5,954,130
01/01/2012 to 12/31/2012	10.55499	11.66811	10,641,823
01/01/2013 to 12/31/2013	11.66811	13.36799	11,234,481
01/01/2014 to 12/31/2014	13.36799	14.29091	11,027,596
01/01/2015 to 12/31/2015	14.29091	13.90511	18,528,500
01/01/2016 to 12/31/2016	13.90511	14.98807	17,001,349
01/01/2017 to 12/31/2017	14.98807	17.03621	26,046,854
01/01/2018 to 12/31/2018	17.03621	15.40978	20,008,167
01/01/2019 to 12/31/2019	15.40978	17.97954	22,346,922
01/01/2020 to 12/31/2020	17.97954	18.63282	24,691,658
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.87869	11.01886	118,986
01/01/2012 to 12/31/2012	11.01886	12.81560	223,207
01/01/2013 to 12/31/2013	12.81560	16.61507	238,283
01/01/2014 to 12/31/2014	16.61507	19.06605	315,106
01/01/2015 to 12/31/2015	19.06605	19.24041	327,003
01/01/2016 to 12/31/2016	19.24041	21.63385	298,638
01/01/2017 to 12/31/2017	21.63385	25.89381	286,427
01/01/2018 to 12/31/2018	25.89381	23.26422	235,218
01/01/2019 to 12/31/2019	23.26422	28.34790	302,555
01/01/2020 to 12/31/2020	28.34790	26.31296	371,104
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99826	8.87255	0
01/01/2012 to 12/31/2012	8.87255	9.82884	0
01/01/2013 to 12/31/2013	9.82884	11.77773	0
01/01/2014 to 12/31/2014	11.77773	12.27998	0
01/01/2015 to 12/31/2015	12.27998	12.04019	0
01/01/2016 to 12/31/2016	12.04019	12.53316	0
01/01/2017 to 12/31/2017	12.53316	14.50269	0
01/01/2018 to 12/31/2018	14.50269	13.26972	0
01/01/2019 to 12/31/2019	13.26972	15.74582	0
01/01/2020 to 12/31/2020	15.74582	17.19957	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.14387	10.33026	272,000
01/01/2012 to 12/31/2012	10.33026	12.14309	472,973
01/01/2013 to 12/31/2013	12.14309	16.73995	485,972
01/01/2014 to 12/31/2014	16.73995	17.19813	441,793
01/01/2015 to 12/31/2015	17.19813	17.06163	393,502
01/01/2016 to 12/31/2016	17.06163	17.99015	341,177
01/01/2017 to 12/31/2017	17.99015	22.49062	292,969
01/01/2018 to 12/31/2018	22.49062	19.62824	234,725
01/01/2019 to 12/31/2019	19.62824	26.22656	279,857
01/01/2020 to 12/31/2020	26.22656	34.71029	280,973

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.60328	12.21817	299,003
01/01/2012 to 12/31/2012	12.21817	13.41755	577,925
01/01/2013 to 12/31/2013	13.41755	17.75618	609,853
01/01/2014 to 12/31/2014	17.75618	18.04719	496,075
01/01/2015 to 12/31/2015	18.04719	17.80700	436,884
01/01/2016 to 12/31/2016	17.80700	19.53933	416,555
01/01/2017 to 12/31/2017	19.53933	23.70528	393,111
01/01/2018 to 12/31/2018	23.70528	21.25441	341,756
01/01/2019 to 12/31/2019	21.25441	27.07555	392,565
01/01/2020 to 12/31/2020	27.07555	39.33427	465,315
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.45416	10.54377	159,251
01/01/2012 to 12/31/2012	10.54377	12.19664	281,664
01/01/2013 to 12/31/2013	12.19664	16.40654	310,561
01/01/2014 to 12/31/2014	16.40654	16.90814	275,770
01/01/2015 to 12/31/2015	16.90814	15.83959	223,450
01/01/2016 to 12/31/2016	15.83959	20.03660	242,821
01/01/2017 to 12/31/2017	20.03660	21.05817	245,215
01/01/2018 to 12/31/2018	21.05817	17.09362	157,914
01/01/2019 to 12/31/2019	17.09362	20.41278	232,274
01/01/2020 to 12/31/2020	20.41278	20.15653	324,426
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.68099	10.66444	10,210,336
01/01/2012 to 12/31/2012	10.66444	11.84920	20,138,252
01/01/2013 to 12/31/2013	11.84920	13.55300	20,387,641
01/01/2014 to 12/31/2014	13.55300	14.04852	19,676,026
01/01/2015 to 12/31/2015	14.04852	13.75930	23,116,289
01/01/2016 to 12/31/2016	13.75930	14.48726	21,511,034
01/01/2017 to 12/31/2017	14.48726	16.36920	19,801,328
01/01/2018 to 12/31/2018	16.36920	15.16999	16,869,578
01/01/2019 to 12/31/2019	15.16999	17.94723	18,199,247
01/01/2020 to 12/31/2020	17.94723	19.77267	19,678,490
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.12457	10.70663	741,977
01/01/2012 to 12/31/2012	10.70663	12.32438	1,368,551
01/01/2013 to 12/31/2013	12.32438	17.37774	1,413,534
01/01/2014 to 12/31/2014	17.37774	18.43263	1,374,787
01/01/2015 to 12/31/2015	18.43263	19.77495	1,118,028
01/01/2016 to 12/31/2016	19.77495	19.88294	1,104,974
01/01/2017 to 12/31/2017	19.88294	26.84167	1,090,526
01/01/2018 to 12/31/2018	26.84167	27.29090	958,308
01/01/2019 to 12/31/2019	27.29090	34.26036	1,185,084
01/01/2020 to 12/31/2020	34.26036	46.89276	1,237,252
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.65635	10.38154	203,130
01/01/2012 to 12/31/2012	10.38154	11.52522	518,378
01/01/2013 to 12/31/2013	11.52522	15.19051	475,590
01/01/2014 to 12/31/2014	15.19051	15.10316	391,110
01/01/2015 to 12/31/2015	15.10316	13.88932	362,052
01/01/2016 to 12/31/2016	13.88932	14.43178	344,813
01/01/2017 to 12/31/2017	14.43178	16.46836	312,426
01/01/2018 to 12/31/2018	16.46836	14.55517	272,714
01/01/2019 to 12/31/2019	14.55517	17.95016	1,254,044
01/01/2020 to 12/31/2020	17.95016	17.94047	1,613,496

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.46379	9.54897	868,367
01/01/2012 to 12/31/2012	9.54897	9.68622	1,414,997
01/01/2013 to 12/31/2013	9.68622	10.94133	1,407,132
01/01/2014 to 12/31/2014	10.94133	9.81585	1,377,339
01/01/2015 to 12/31/2015	9.81585	7.75949	1,373,414
01/01/2016 to 12/31/2016	7.75949	9.46706	1,195,413
01/01/2017 to 12/31/2017	9.46706	10.22409	1,178,685
01/01/2018 to 12/31/2018	10.22409	8.34146	825,711
01/01/2019 to 12/31/2019	8.34146	9.54372	1,193,807
01/01/2020 to 12/31/2020	9.54372	9.13553	1,808,936
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.48881	10.85968	189,254
01/01/2012 to 12/31/2012	10.85968	12.58860	342,440
01/01/2013 to 12/31/2013	12.58860	16.31935	366,853
01/01/2014 to 12/31/2014	16.31935	18.36824	328,204
01/01/2015 to 12/31/2015	18.36824	16.79407	318,024
01/01/2016 to 12/31/2016	16.79407	18.74335	274,958
01/01/2017 to 12/31/2017	18.74335	21.75133	229,819
01/01/2018 to 12/31/2018	21.75133	17.77316	167,180
01/01/2019 to 12/31/2019	17.77316	20.73121	220,177
01/01/2020 to 12/31/2020	20.73121	19.11615	320,682
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99826	8.81016	931,127
01/01/2012 to 12/31/2012	8.81016	9.57427	2,504,847
01/01/2013 to 12/31/2013	9.57427	11.29515	3,282,509
01/01/2014 to 12/31/2014	11.29515	11.66673	3,551,805
01/01/2015 to 12/31/2015	11.66673	11.34940	3,025,807
01/01/2016 to 12/31/2016	11.34940	11.83661	2,631,494
01/01/2017 to 12/31/2017	11.83661	13.16397	2,564,704
01/01/2018 to 12/31/2018	13.16397	12.24203	2,128,075
01/01/2019 to 12/31/2019	12.24203	14.44827	2,080,429
01/01/2020 to 12/31/2020	14.44827	15.08668	2,047,029
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.38898	10.78389	1,103,783
01/01/2012 to 12/31/2012	10.78389	11.38606	1,945,738
01/01/2013 to 12/31/2013	11.38606	10.98046	2,105,634
01/01/2014 to 12/31/2014	10.98046	11.52347	2,225,446
01/01/2015 to 12/31/2015	11.52347	11.42096	2,153,202
01/01/2016 to 12/31/2016	11.42096	11.75748	2,310,203
01/01/2017 to 12/31/2017	11.75748	12.23735	2,316,088
01/01/2018 to 12/31/2018	12.23735	11.70770	3,166,374
01/01/2019 to 12/31/2019	11.70770	12.87172	3,826,800
01/01/2020 to 12/31/2020	12.87172	13.62318	5,055,178
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.76360	10.23677	1,624,541
01/01/2012 to 12/31/2012	10.23677	11.25791	1,330,124
01/01/2013 to 12/31/2013	11.25791	12.09609	955,571
01/01/2014 to 12/31/2014	12.09609	12.26912	696,255
01/01/2015 to 12/31/2015	12.26912	11.60105	281,680
01/01/2016 to 12/31/2016	11.60105	12.05305	197,525
01/01/2017 to 12/31/2017	12.05305	13.25866	198,645
01/01/2018 to 12/31/2018	13.25866	11.89825	69,191
01/01/2019 to 12/31/2019	11.89825	13.49093	25,354
01/01/2020 to 12/31/2020	13.49093	13.73664	13,559
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.86903	10.63140	1,184,101
01/01/2012 to 12/31/2012	10.63140	11.80420	1,178,277
01/01/2013 to 12/31/2013	11.80420	13.44221	940,524
01/01/2014 to 12/31/2014	13.44221	13.93521	645,641
01/01/2015 to 12/31/2015	13.93521	13.72405	297,367
01/01/2016 to 12/31/2016	13.72405	14.36201	240,475
01/01/2017 to 12/31/2017	14.36201	16.40782	208,352
01/01/2018 to 12/31/2018	16.40782	15.08486	73,187
01/01/2019 to 12/31/2019	15.08486	17.95958	46,259
01/01/2020 to 12/31/2020	17.95958	19.42054	15,317
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.75566	10.31779	266,575
01/01/2012 to 12/31/2012	10.31779	11.11657	238,332
01/01/2013 to 12/31/2013	11.11657	12.21187	138,116
01/01/2014 to 12/31/2014	12.21187	12.54429	155,391
01/01/2015 to 12/31/2015	12.54429	12.23535	112,760
01/01/2016 to 12/31/2016	12.23535	12.53023	82,901
01/01/2017 to 12/31/2017	12.53023	14.23020	87,202
01/01/2018 to 12/31/2018	14.23020	12.80249	26,744
01/01/2019 to 12/31/2019	12.80249	14.76547	20,456
01/01/2020 to 12/31/2020	14.76547	16.45973	8,450
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.72203	10.34844	1,461,557
01/01/2012 to 12/31/2012	10.34844	11.37141	1,327,342
01/01/2013 to 12/31/2013	11.37141	13.07048	1,084,043
01/01/2014 to 12/31/2014	13.07048	13.60269	793,257
01/01/2015 to 12/31/2015	13.60269	13.35307	408,283
01/01/2016 to 12/31/2016	13.35307	13.86830	277,964
01/01/2017 to 12/31/2017	13.86830	15.56997	296,837
01/01/2018 to 12/31/2018	15.56997	14.45940	129,314
01/01/2019 to 12/31/2019	14.45940	16.86994	64,013
01/01/2020 to 12/31/2020	16.86994	18.42163	23,976

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99809	9.12620	16,940
01/01/2012 to 12/31/2012	9.12620	9.97667	55,542
01/01/2013 to 12/31/2013	9.97667	10.80518	57,583
01/01/2014 to 12/31/2014	10.80518	11.07340	27,998
01/01/2015 to 12/31/2015	11.07340	10.49404	20,891
01/01/2016 to 12/31/2016	10.49404	10.96688	28,751
01/01/2017 to 12/31/2017	10.96688	12.06665	21,095
01/01/2018 to 12/31/2018	12.06665	11.16542	3,300
01/01/2019 to 12/31/2019	11.16542	12.83089	2,738
01/01/2020 to 12/31/2020	12.83089	13.12971	3,928
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.05274	10.04285	173,864
01/01/2012 to 12/31/2012	10.04285	10.27228	74,789
01/01/2013 to 12/31/2013	10.27228	9.81790	241,886
01/01/2014 to 12/31/2014	9.81790	9.58291	313,590
01/01/2015 to 12/31/2015	9.58291	9.40784	209,042
01/01/2016 to 12/31/2016	9.40784	9.34229	143,241
01/01/2017 to 12/31/2017	9.34229	9.28330	144,230
01/01/2018 to 12/31/2018	9.28330	9.13630	61,713
01/01/2019 to 12/31/2019	9.13630	9.33871	28,818
01/01/2020 to 12/31/2020	9.33871	9.35794	2,325
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.32475	10.40836	596,566
01/01/2012 to 12/31/2012	10.40836	11.11653	610,011
01/01/2013 to 12/31/2013	11.11653	10.66129	478,791
01/01/2014 to 12/31/2014	10.66129	10.85686	415,361
01/01/2015 to 12/31/2015	10.85686	10.38362	218,374
01/01/2016 to 12/31/2016	10.38362	10.57422	215,833
01/01/2017 to 12/31/2017	10.57422	10.78227	151,390
01/01/2018 to 12/31/2018	10.78227	10.46331	55,618
01/01/2019 to 12/31/2019	10.46331	11.16573	34,776
01/01/2020 to 12/31/2020	11.16573	11.71243	12,486
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.73369	12.61630	3,859,454
01/01/2012 to 12/31/2012	12.61630	13.16317	3,570,965
01/01/2013 to 12/31/2013	13.16317	11.96003	1,878,838
01/01/2014 to 12/31/2014	11.96003	12.58253	2,162,451
01/01/2015 to 12/31/2015	12.58253	12.51228	1,995,116
01/01/2016 to 12/31/2016	12.51228	12.47376	1,330,486
01/01/2017 to 12/31/2017	12.47376	12.38018	656,702
01/01/2018 to 12/31/2018	12.38018	12.10205	611,486
01/01/2019 to 12/31/2019	12.10205	12.42299	247,257
01/01/2020 to 12/31/2020	12.42299	12.51966	368,551
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99809	11.95962	1,120,790
01/01/2012 to 12/31/2012	11.95962	12.36732	1,828,179
01/01/2013 to 12/31/2013	12.36732	10.90536	1,447,347
01/01/2014 to 12/31/2014	10.90536	11.75937	812,449
01/01/2015 to 12/31/2015	11.75937	11.72977	1,660,056
01/01/2016 to 12/31/2016	11.72977	11.66990	1,328,785
01/01/2017 to 12/31/2017	11.66990	11.58096	471,525
01/01/2018 to 12/31/2018	11.58096	11.29641	339,562
01/01/2019 to 12/31/2019	11.29641	11.68680	158,796
01/01/2020 to 12/31/2020	11.68680	11.98996	41,979

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99746	10.34590	257,143
01/01/2013 to 12/31/2013	10.34590	9.07699	3,160,323
01/01/2014 to 12/31/2014	9.07699	9.98740	1,234,695
01/01/2015 to 12/31/2015	9.98740	10.02192	44,736
01/01/2016 to 12/31/2016	10.02192	9.97904	272,403
01/01/2017 to 12/31/2017	9.97904	9.91543	58,496
01/01/2018 to 12/31/2018	9.91543	9.66060	128,690
01/01/2019 to 12/31/2019	9.66060	10.05275	19,743
01/01/2020 to 12/31/2020	10.05275	10.48654	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99873	8.70488	473,545
01/01/2014 to 12/31/2014	8.70488	9.74562	897,728
01/01/2015 to 12/31/2015	9.74562	9.79194	41,302
01/01/2016 to 12/31/2016	9.79194	9.74958	4,809
01/01/2017 to 12/31/2017	9.74958	9.68628	463,674
01/01/2018 to 12/31/2018	9.68628	9.40135	583,835
01/01/2019 to 12/31/2019	9.40135	9.91592	43,780
01/01/2020 to 12/31/2020	9.91592	10.52641	22,258
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99873	11.24540	254,897
01/01/2015 to 12/31/2015	11.24540	11.20625	2,629,591
01/01/2016 to 12/31/2016	11.20625	11.21982	317,798
01/01/2017 to 12/31/2017	11.21982	11.16296	116,584
01/01/2018 to 12/31/2018	11.16296	10.82474	1,121,650
01/01/2019 to 12/31/2019	10.82474	11.49770	114,042
01/01/2020 to 12/31/2020	11.49770	12.50810	6,684
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99873	9.88722	296,254
01/01/2016 to 12/31/2016	9.88722	9.86091	1,586,240
01/01/2017 to 12/31/2017	9.86091	9.86801	915,738
01/01/2018 to 12/31/2018	9.86801	9.53963	610,279
01/01/2019 to 12/31/2019	9.53963	10.25497	159,976
01/01/2020 to 12/31/2020	10.25497	11.08899	1,618
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99746	9.82927	1,250,303
01/01/2017 to 12/31/2017	9.82927	9.86166	765,645
01/01/2018 to 12/31/2018	9.86166	9.51243	699,433
01/01/2019 to 12/31/2019	9.51243	10.28687	105,278
01/01/2020 to 12/31/2020	10.28687	11.24331	86,056
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99745	9.98561	65,153
01/01/2018 to 12/31/2018	9.98561	9.55422	457,091
01/01/2019 to 12/31/2019	9.55422	10.41618	50,065
01/01/2020 to 12/31/2020	10.41618	11.67079	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99745	9.61243	33,503
01/01/2019 to 12/31/2019	9.61243	10.54623	53,895
01/01/2020 to 12/31/2020	10.54623	11.98232	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99873	11.17699	56,389
01/01/2020 to 12/31/2020	11.17699	12.50474	61,793
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99873	11.05986	75,478

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.80239	10.29819	1,486,802
01/01/2012 to 12/31/2012	10.29819	11.44169	1,337,502
01/01/2013 to 12/31/2013	11.44169	13.71394	1,360,711
01/01/2014 to 12/31/2014	13.71394	14.33579	1,272,897
01/01/2015 to 12/31/2015	14.33579	14.08079	726,162
01/01/2016 to 12/31/2016	14.08079	14.69822	516,836
01/01/2017 to 12/31/2017	14.69822	16.93035	533,427
01/01/2018 to 12/31/2018	16.93035	15.51040	206,713
01/01/2019 to 12/31/2019	15.51040	18.52511	197,932
01/01/2020 to 12/31/2020	18.52511	20.52797	64,444
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99809	11.59720	9,115
01/01/2014 to 12/31/2014	11.59720	12.87257	4,627
01/01/2015 to 12/31/2015	12.87257	12.12727	2,953
01/01/2016 to 12/31/2016	12.12727	13.61387	8,794
01/01/2017 to 12/31/2017	13.61387	15.74958	22,728
01/01/2018 to 12/31/2018	15.74958	14.65209	10,164
01/01/2019 to 12/31/2019	14.65209	18.75730	4,831
01/01/2020 to 12/31/2020	18.75730	19.19207	1,659
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.51275	10.68145	12,375
01/01/2012 to 12/31/2012	10.68145	13.23265	11,547
01/01/2013 to 12/31/2013	13.23265	13.49041	13,629
01/01/2014 to 12/31/2014	13.49041	15.01538	14,908
01/01/2015 to 12/31/2015	15.01538	14.65689	4,941
01/01/2016 to 12/31/2016	14.65689	14.44880	9,661
01/01/2017 to 12/31/2017	14.44880	15.65417	7,790
01/01/2018 to 12/31/2018	15.65417	14.57188	2,218
01/01/2019 to 12/31/2019	14.57188	17.81396	566
01/01/2020 to 12/31/2020	17.81396	16.89142	388
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.75243	12.23924	33,996
01/01/2012 to 12/31/2012	12.23924	13.79249	84,179
01/01/2013 to 12/31/2013	13.79249	13.89752	71,435
01/01/2014 to 12/31/2014	13.89752	17.77560	35,695
01/01/2015 to 12/31/2015	17.77560	18.20804	14,442
01/01/2016 to 12/31/2016	18.20804	18.64698	20,911
01/01/2017 to 12/31/2017	18.64698	19.35710	16,518
01/01/2018 to 12/31/2018	19.35710	18.01025	3,345
01/01/2019 to 12/31/2019	18.01025	23.08904	825
01/01/2020 to 12/31/2020	23.08904	21.91789	1,070
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.64283	9.06934	70,061
01/01/2012 to 12/31/2012	9.06934	10.44909	56,779
01/01/2013 to 12/31/2013	10.44909	10.23152	51,495
01/01/2014 to 12/31/2014	10.23152	9.52798	44,431
01/01/2015 to 12/31/2015	9.52798	7.75161	24,683
01/01/2016 to 12/31/2016	7.75161	8.51008	19,325
01/01/2017 to 12/31/2017	8.51008	10.50821	11,629
01/01/2018 to 12/31/2018	10.50821	8.82316	8,885
01/01/2019 to 12/31/2019	8.82316	9.77091	8,553
01/01/2020 to 12/31/2020	9.77091	9.93373	4,668

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.98381	10.57010	1,058,162
01/01/2012 to 12/31/2012	10.57010	11.42496	967,785
01/01/2013 to 12/31/2013	11.42496	12.80989	817,178
01/01/2014 to 12/31/2014	12.80989	12.90966	445,867
01/01/2015 to 12/31/2015	12.90966	12.73776	192,501
01/01/2016 to 12/31/2016	12.73776	12.97467	143,531
01/01/2017 to 12/31/2017	12.97467	14.76525	128,948
01/01/2018 to 12/31/2018	14.76525	13.30663	42,458
01/01/2019 to 12/31/2019	13.30663	15.60078	25,823
01/01/2020 to 12/31/2020	15.60078	16.57706	6,653
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99936	10.05869	150
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.67177	10.37382	209,744
01/01/2012 to 12/31/2012	10.37382	11.16148	189,782
01/01/2013 to 12/31/2013	11.16148	11.97581	130,100
01/01/2014 to 12/31/2014	11.97581	12.17331	116,905
01/01/2015 to 12/31/2015	12.17331	11.78513	56,001
01/01/2016 to 12/31/2016	11.78513	12.11993	44,231
01/01/2017 to 12/31/2017	12.11993	13.29642	46,099
01/01/2018 to 12/31/2018	13.29642	12.07223	14,573
01/01/2019 to 12/31/2019	12.07223	13.68427	7,065
01/01/2020 to 12/31/2020	13.68427	14.56833	4,341
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.45866	11.34127	33,845
01/01/2012 to 12/31/2012	11.34127	12.81851	85,604
01/01/2013 to 12/31/2013	12.81851	17.38469	152,825
01/01/2014 to 12/31/2014	17.38469	18.20742	230,703
01/01/2015 to 12/31/2015	18.20742	16.81121	196,132
01/01/2016 to 12/31/2016	16.81121	20.41897	153,029
01/01/2017 to 12/31/2017	20.41897	22.38219	79,406
01/01/2018 to 12/31/2018	22.38219	18.78927	19,374
01/01/2019 to 12/31/2019	18.78927	22.51253	16,752
01/01/2020 to 12/31/2020	22.51253	22.53061	3,750
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.81590	9.59256	229,144
01/01/2012 to 12/31/2012	9.59256	9.37229	49,789
01/01/2013 to 12/31/2013	9.37229	9.15665	25,324
01/01/2014 to 12/31/2014	9.15665	8.94614	37,101
01/01/2015 to 12/31/2015	8.94614	8.74032	57,453
01/01/2016 to 12/31/2016	8.74032	8.53994	31,526
01/01/2017 to 12/31/2017	8.53994	8.37260	13,390
01/01/2018 to 12/31/2018	8.37260	8.28535	3,694
01/01/2019 to 12/31/2019	8.28535	8.23164	995
01/01/2020 to 12/31/2020	8.23164	8.06030	1,263

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.73309	10.81948	55,106
01/01/2012 to 12/31/2012	10.81948	12.03683	65,235
01/01/2013 to 12/31/2013	12.03683	12.60442	25,152
01/01/2014 to 12/31/2014	12.60442	12.62960	23,037
01/01/2015 to 12/31/2015	12.62960	11.89940	10,822
01/01/2016 to 12/31/2016	11.89940	13.41635	11,132
01/01/2017 to 12/31/2017	13.41635	14.08796	9,267
01/01/2018 to 12/31/2018	14.08796	13.48870	2,932
01/01/2019 to 12/31/2019	13.48870	15.19472	832
01/01/2020 to 12/31/2020	15.19472	15.23652	213
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.58960	9.91346	6,827
01/01/2012 to 12/31/2012	9.91346	11.32062	9,733
01/01/2013 to 12/31/2013	11.32062	15.46916	21,107
01/01/2014 to 12/31/2014	15.46916	17.19095	15,998
01/01/2015 to 12/31/2015	17.19095	15.47940	9,487
01/01/2016 to 12/31/2016	15.47940	18.13181	9,359
01/01/2017 to 12/31/2017	18.13181	21.11617	14,391
01/01/2018 to 12/31/2018	21.11617	17.70842	8,186
01/01/2019 to 12/31/2019	17.70842	22.40912	10,975
01/01/2020 to 12/31/2020	22.40912	21.95301	2,566
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.22607	9.55062	16,008
01/01/2012 to 12/31/2012	9.55062	11.23108	13,338
01/01/2013 to 12/31/2013	11.23108	13.06392	10,499
01/01/2014 to 12/31/2014	13.06392	12.05820	11,425
01/01/2015 to 12/31/2015	12.05820	12.15171	5,780
01/01/2016 to 12/31/2016	12.15171	11.42423	4,567
01/01/2017 to 12/31/2017	11.42423	15.11667	5,226
01/01/2018 to 12/31/2018	15.11667	12.79841	3,946
01/01/2019 to 12/31/2019	12.79841	16.51934	2,220
01/01/2020 to 12/31/2020	16.51934	21.19472	1,525
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.76596	9.19856	29,045
01/01/2012 to 12/31/2012	9.19856	10.48534	22,184
01/01/2013 to 12/31/2013	10.48534	12.23853	46,321
01/01/2014 to 12/31/2014	12.23853	11.15543	32,788
01/01/2015 to 12/31/2015	11.15543	10.98783	23,650
01/01/2016 to 12/31/2016	10.98783	10.79796	22,562
01/01/2017 to 12/31/2017	10.79796	12.95711	5,185
01/01/2018 to 12/31/2018	12.95711	10.61485	2,043
01/01/2019 to 12/31/2019	10.61485	12.44721	1,592
01/01/2020 to 12/31/2020	12.44721	12.08717	1,605
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.84209	10.53278	217,080
01/01/2012 to 12/31/2012	10.53278	11.68784	172,026
01/01/2013 to 12/31/2013	11.68784	13.27832	113,065
01/01/2014 to 12/31/2014	13.27832	13.79866	102,221
01/01/2015 to 12/31/2015	13.79866	13.33999	41,719
01/01/2016 to 12/31/2016	13.33999	13.71391	25,075
01/01/2017 to 12/31/2017	13.71391	15.67133	26,767
01/01/2018 to 12/31/2018	15.67133	14.18034	12,326
01/01/2019 to 12/31/2019	14.18034	16.54611	7,867
01/01/2020 to 12/31/2020	16.54611	18.29300	5,400

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.52888	9.34567	21,558
01/01/2012 to 12/31/2012	9.34567	11.13086	20,843
01/01/2013 to 12/31/2013	11.13086	12.54532	18,447
01/01/2014 to 12/31/2014	12.54532	11.47656	15,955
01/01/2015 to 12/31/2015	11.47656	10.89916	6,951
01/01/2016 to 12/31/2016	10.89916	10.85482	4,564
01/01/2017 to 12/31/2017	10.85482	13.74874	4,640
01/01/2018 to 12/31/2018	13.74874	11.08436	2,217
01/01/2019 to 12/31/2019	11.08436	13.77757	2,496
01/01/2020 to 12/31/2020	13.77757	15.22134	1,797
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.55869	10.34036	191,622
01/01/2012 to 12/31/2012	10.34036	11.18508	172,799
01/01/2013 to 12/31/2013	11.18508	12.13349	137,547
01/01/2014 to 12/31/2014	12.13349	12.50029	79,933
01/01/2015 to 12/31/2015	12.50029	12.19051	45,125
01/01/2016 to 12/31/2016	12.19051	12.36794	30,767
01/01/2017 to 12/31/2017	12.36794	13.55149	33,677
01/01/2018 to 12/31/2018	13.55149	12.55951	15,561
01/01/2019 to 12/31/2019	12.55951	14.06328	6,548
01/01/2020 to 12/31/2020	14.06328	15.29968	6,411
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.74695	10.56966	9,400
01/01/2012 to 12/31/2012	10.56966	11.89459	9,717
01/01/2013 to 12/31/2013	11.89459	15.86218	4,863
01/01/2014 to 12/31/2014	15.86218	16.97024	4,849
01/01/2015 to 12/31/2015	16.97024	18.34311	11,903
01/01/2016 to 12/31/2016	18.34311	17.65976	3,417
01/01/2017 to 12/31/2017	17.65976	23.43708	2,964
01/01/2018 to 12/31/2018	23.43708	22.52610	1,812
01/01/2019 to 12/31/2019	22.52610	29.18324	1,082
01/01/2020 to 12/31/2020	29.18324	43.92028	560
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.27468	10.91510	27,111
01/01/2012 to 12/31/2012	10.91510	11.97169	25,846
01/01/2013 to 12/31/2013	11.97169	15.97874	14,177
01/01/2014 to 12/31/2014	15.97874	17.26455	26,576
01/01/2015 to 12/31/2015	17.26455	18.56636	9,083
01/01/2016 to 12/31/2016	18.56636	19.15200	8,809
01/01/2017 to 12/31/2017	19.15200	24.88609	128,468
01/01/2018 to 12/31/2018	24.88609	23.65703	74,856
01/01/2019 to 12/31/2019	23.65703	30.42379	30,337
01/01/2020 to 12/31/2020	30.42379	39.11488	2,432
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.86514	10.28312	47,905
01/01/2012 to 12/31/2012	10.28312	12.36479	50,071
01/01/2013 to 12/31/2013	12.36479	15.41885	515,310
01/01/2014 to 12/31/2014	15.41885	15.61113	719,675
01/01/2015 to 12/31/2015	15.61113	15.02861	545,107
01/01/2016 to 12/31/2016	15.02861	15.72804	388,844
01/01/2017 to 12/31/2017	15.72804	19.03087	325,390
01/01/2018 to 12/31/2018	19.03087	16.81466	143,620
01/01/2019 to 12/31/2019	16.81466	21.34931	73,354
01/01/2020 to 12/31/2020	21.34931	23.81589	2,817

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99809	10.27736	20,434
01/01/2013 to 12/31/2013	10.27736	11.94018	53,780
01/01/2014 to 12/31/2014	11.94018	12.26499	12,446
01/01/2015 to 12/31/2015	12.26499	11.83407	4,754
01/01/2016 to 12/31/2016	11.83407	12.06220	2,344
01/01/2017 to 12/31/2017	12.06220	13.72931	4,455
01/01/2018 to 12/31/2018	13.72931	12.30195	2,074
01/01/2019 to 12/31/2019	12.30195	14.75490	599
01/01/2020 to 12/31/2020	14.75490	15.83886	548
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.84075	10.52884	10,363
01/01/2012 to 12/31/2012	10.52884	12.04371	12,800
01/01/2013 to 12/31/2013	12.04371	16.08596	20,550
01/01/2014 to 12/31/2014	16.08596	17.08490	19,721
01/01/2015 to 12/31/2015	17.08490	17.89862	6,906
01/01/2016 to 12/31/2016	17.89862	17.82217	15,195
01/01/2017 to 12/31/2017	17.82217	22.76078	10,007
01/01/2018 to 12/31/2018	22.76078	22.71240	3,300
01/01/2019 to 12/31/2019	22.71240	30.57336	1,772
01/01/2020 to 12/31/2020	30.57336	38.97416	1,522
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99809	10.17167	153
01/01/2013 to 12/31/2013	10.17167	13.36678	22,155
01/01/2014 to 12/31/2014	13.36678	14.39378	18,108
01/01/2015 to 12/31/2015	14.39378	13.96103	11,681
01/01/2016 to 12/31/2016	13.96103	15.47471	13,879
01/01/2017 to 12/31/2017	15.47471	17.74152	13,070
01/01/2018 to 12/31/2018	17.74152	15.57193	4,669
01/01/2019 to 12/31/2019	15.57193	19.67854	663
01/01/2020 to 12/31/2020	19.67854	19.97476	647
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.38383	10.79120	46,970
01/01/2012 to 12/31/2012	10.79120	12.61054	39,264
01/01/2013 to 12/31/2013	12.61054	16.28679	39,588
01/01/2014 to 12/31/2014	16.28679	17.74638	42,790
01/01/2015 to 12/31/2015	17.74638	16.35246	410,145
01/01/2016 to 12/31/2016	16.35246	16.23998	278,585
01/01/2017 to 12/31/2017	16.23998	20.16622	301,977
01/01/2018 to 12/31/2018	20.16622	18.84305	133,012
01/01/2019 to 12/31/2019	18.84305	23.96116	65,495
01/01/2020 to 12/31/2020	23.96116	31.56615	2,632
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.20328	10.67411	32,189
01/01/2012 to 12/31/2012	10.67411	12.21442	32,995
01/01/2013 to 12/31/2013	12.21442	16.94666	84,576
01/01/2014 to 12/31/2014	16.94666	18.91641	57,586
01/01/2015 to 12/31/2015	18.91641	17.43947	33,417
01/01/2016 to 12/31/2016	17.43947	20.14556	51,932
01/01/2017 to 12/31/2017	20.14556	22.39770	33,476
01/01/2018 to 12/31/2018	22.39770	18.28181	12,673
01/01/2019 to 12/31/2019	18.28181	21.61499	7,296
01/01/2020 to 12/31/2020	21.61499	20.74091	6,190

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.56757	10.42777	1,513,061
01/01/2012 to 12/31/2012	10.42777	11.24445	1,286,079
01/01/2013 to 12/31/2013	11.24445	11.99793	728,449
01/01/2014 to 12/31/2014	11.99793	12.39894	756,319
01/01/2015 to 12/31/2015	12.39894	12.13111	466,649
01/01/2016 to 12/31/2016	12.13111	12.50763	302,887
01/01/2017 to 12/31/2017	12.50763	13.45876	291,617
01/01/2018 to 12/31/2018	13.45876	12.77407	66,575
01/01/2019 to 12/31/2019	12.77407	14.31985	20,833
01/01/2020 to 12/31/2020	14.31985	15.26106	7,899
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01801	10.05915	398
01/01/2012 to 12/31/2012	10.05915	10.52610	18,678
01/01/2013 to 12/31/2013	10.52610	10.04606	48,013
01/01/2014 to 12/31/2014	10.04606	10.40988	48,585
01/01/2015 to 12/31/2015	10.40988	10.14319	34,924
01/01/2016 to 12/31/2016	10.14319	10.32759	48,313
01/01/2017 to 12/31/2017	10.32759	10.66282	37,788
01/01/2018 to 12/31/2018	10.66282	10.33170	9,057
01/01/2019 to 12/31/2019	10.33170	11.07870	4,150
01/01/2020 to 12/31/2020	11.07870	11.47869	3,877
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.47648	10.51610	600,412
01/01/2012 to 12/31/2012	10.51610	11.60136	690,467
01/01/2013 to 12/31/2013	11.60136	13.26440	320,294
01/01/2014 to 12/31/2014	13.26440	14.15124	263,203
01/01/2015 to 12/31/2015	14.15124	13.74109	291,938
01/01/2016 to 12/31/2016	13.74109	14.78113	230,888
01/01/2017 to 12/31/2017	14.78113	16.76680	425,085
01/01/2018 to 12/31/2018	16.76680	15.13489	160,575
01/01/2019 to 12/31/2019	15.13489	17.62276	105,250
01/01/2020 to 12/31/2020	17.62276	18.22584	75,984
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.86080	10.97830	7,562
01/01/2012 to 12/31/2012	10.97830	12.74231	7,541
01/01/2013 to 12/31/2013	12.74231	16.48642	7,527
01/01/2014 to 12/31/2014	16.48642	18.87993	7,278
01/01/2015 to 12/31/2015	18.87993	19.01370	2,794
01/01/2016 to 12/31/2016	19.01370	21.33549	2,842
01/01/2017 to 12/31/2017	21.33549	25.48471	61,899
01/01/2018 to 12/31/2018	25.48471	22.84964	36,054
01/01/2019 to 12/31/2019	22.84964	27.78584	17,494
01/01/2020 to 12/31/2020	27.78584	25.73856	305
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99809	8.86034	0
01/01/2012 to 12/31/2012	8.86034	9.79521	0
01/01/2013 to 12/31/2013	9.79521	11.71340	0
01/01/2014 to 12/31/2014	11.71340	12.18789	0
01/01/2015 to 12/31/2015	12.18789	11.92555	0
01/01/2016 to 12/31/2016	11.92555	12.38861	0
01/01/2017 to 12/31/2017	12.38861	14.30628	0
01/01/2018 to 12/31/2018	14.30628	13.06308	0
01/01/2019 to 12/31/2019	13.06308	15.46895	0
01/01/2020 to 12/31/2020	15.46895	16.86265	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.12383	10.29217	28,282
01/01/2012 to 12/31/2012	10.29217	12.07351	26,717
01/01/2013 to 12/31/2013	12.07351	16.61005	32,442
01/01/2014 to 12/31/2014	16.61005	17.02978	28,832
01/01/2015 to 12/31/2015	17.02978	16.86020	12,912
01/01/2016 to 12/31/2016	16.86020	17.74165	16,937
01/01/2017 to 12/31/2017	17.74165	22.13488	13,043
01/01/2018 to 12/31/2018	22.13488	19.27810	4,328
01/01/2019 to 12/31/2019	19.27810	25.70620	1,690
01/01/2020 to 12/31/2020	25.70620	33.95233	1,326
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.58259	12.17325	15,339
01/01/2012 to 12/31/2012	12.17325	13.34082	12,061
01/01/2013 to 12/31/2013	13.34082	17.61871	10,437
01/01/2014 to 12/31/2014	17.61871	17.87086	8,732
01/01/2015 to 12/31/2015	17.87086	17.59705	5,392
01/01/2016 to 12/31/2016	17.59705	19.26963	5,355
01/01/2017 to 12/31/2017	19.26963	23.33046	3,124
01/01/2018 to 12/31/2018	23.33046	20.87538	1,833
01/01/2019 to 12/31/2019	20.87538	26.53836	2,210
01/01/2020 to 12/31/2020	26.53836	38.47532	2,326
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.43543	10.50502	22,275
01/01/2012 to 12/31/2012	10.50502	12.12694	18,090
01/01/2013 to 12/31/2013	12.12694	16.27955	33,124
01/01/2014 to 12/31/2014	16.27955	16.74311	25,788
01/01/2015 to 12/31/2015	16.74311	15.65300	13,667
01/01/2016 to 12/31/2016	15.65300	19.76030	14,554
01/01/2017 to 12/31/2017	19.76030	20.72553	12,958
01/01/2018 to 12/31/2018	20.72553	16.78902	3,013
01/01/2019 to 12/31/2019	16.78902	20.00821	2,146
01/01/2020 to 12/31/2020	20.00821	19.71668	715
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.66346	10.62519	946,974
01/01/2012 to 12/31/2012	10.62519	11.78150	921,311
01/01/2013 to 12/31/2013	11.78150	13.44819	780,220
01/01/2014 to 12/31/2014	13.44819	13.91148	643,693
01/01/2015 to 12/31/2015	13.91148	13.59728	407,871
01/01/2016 to 12/31/2016	13.59728	14.28752	327,219
01/01/2017 to 12/31/2017	14.28752	16.11061	300,806
01/01/2018 to 12/31/2018	16.11061	14.89963	96,787
01/01/2019 to 12/31/2019	14.89963	17.59130	49,343
01/01/2020 to 12/31/2020	17.59130	19.34101	21,325
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.10634	10.66740	42,986
01/01/2012 to 12/31/2012	10.66740	12.25406	41,747
01/01/2013 to 12/31/2013	12.25406	17.24330	379,011
01/01/2014 to 12/31/2014	17.24330	18.25254	444,693
01/01/2015 to 12/31/2015	18.25254	19.54171	273,687
01/01/2016 to 12/31/2016	19.54171	19.60859	187,917
01/01/2017 to 12/31/2017	19.60859	26.41743	88,688
01/01/2018 to 12/31/2018	26.41743	26.80443	27,828
01/01/2019 to 12/31/2019	26.80443	33.58092	14,679
01/01/2020 to 12/31/2020	33.58092	45.86904	2,389

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.63879	10.34328	8,991
01/01/2012 to 12/31/2012	10.34328	11.45924	14,659
01/01/2013 to 12/31/2013	11.45924	15.07276	66,800
01/01/2014 to 12/31/2014	15.07276	14.95546	77,872
01/01/2015 to 12/31/2015	14.95546	13.72536	40,567
01/01/2016 to 12/31/2016	13.72536	14.23228	44,566
01/01/2017 to 12/31/2017	14.23228	16.20773	37,555
01/01/2018 to 12/31/2018	16.20773	14.29536	11,063
01/01/2019 to 12/31/2019	14.29536	17.59375	8,403
01/01/2020 to 12/31/2020	17.59375	17.54827	5,852
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.44494	9.51383	65,186
01/01/2012 to 12/31/2012	9.51383	9.63079	68,278
01/01/2013 to 12/31/2013	9.63079	10.85645	50,495
01/01/2014 to 12/31/2014	10.85645	9.71986	43,335
01/01/2015 to 12/31/2015	9.71986	7.66789	16,036
01/01/2016 to 12/31/2016	7.66789	9.33614	9,089
01/01/2017 to 12/31/2017	9.33614	10.06213	10,448
01/01/2018 to 12/31/2018	10.06213	8.19247	5,342
01/01/2019 to 12/31/2019	8.19247	9.35411	3,045
01/01/2020 to 12/31/2020	9.35411	8.93578	2,270
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.46980	10.81966	32,102
01/01/2012 to 12/31/2012	10.81966	12.51658	35,546
01/01/2013 to 12/31/2013	12.51658	16.19288	32,162
01/01/2014 to 12/31/2014	16.19288	18.18867	30,313
01/01/2015 to 12/31/2015	18.18867	16.59591	18,072
01/01/2016 to 12/31/2016	16.59591	18.48453	30,000
01/01/2017 to 12/31/2017	18.48453	21.40726	20,896
01/01/2018 to 12/31/2018	21.40726	17.45614	5,432
01/01/2019 to 12/31/2019	17.45614	20.31979	1,396
01/01/2020 to 12/31/2020	20.31979	18.69841	352
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99809	8.79804	15,946
01/01/2012 to 12/31/2012	8.79804	9.54156	32,367
01/01/2013 to 12/31/2013	9.54156	11.23346	131,267
01/01/2014 to 12/31/2014	11.23346	11.57925	140,410
01/01/2015 to 12/31/2015	11.57925	11.24128	56,831
01/01/2016 to 12/31/2016	11.24128	11.69988	44,245
01/01/2017 to 12/31/2017	11.69988	12.98546	67,469
01/01/2018 to 12/31/2018	12.98546	12.05124	22,272
01/01/2019 to 12/31/2019	12.05124	14.19415	19,053
01/01/2020 to 12/31/2020	14.19415	14.79108	3,467
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.37188	10.74432	108,923
01/01/2012 to 12/31/2012	10.74432	11.32108	84,067
01/01/2013 to 12/31/2013	11.32108	10.89550	619,967
01/01/2014 to 12/31/2014	10.89550	11.41109	849,403
01/01/2015 to 12/31/2015	11.41109	11.28653	617,739
01/01/2016 to 12/31/2016	11.28653	11.59551	457,474
01/01/2017 to 12/31/2017	11.59551	12.04419	511,912
01/01/2018 to 12/31/2018	12.04419	11.49930	238,571
01/01/2019 to 12/31/2019	11.49930	12.61685	112,121
01/01/2020 to 12/31/2020	12.61685	13.32628	14,132
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.05357	9.68945	172,922
01/01/2012 to 12/31/2012	9.68945	10.79903	187,764
01/01/2013 to 12/31/2013	10.79903	11.75851	169,163
01/01/2014 to 12/31/2014	11.75851	12.08662	230,801
01/01/2015 to 12/31/2015	12.08662	11.58176	286,697
01/01/2016 to 12/31/2016	11.58176	12.19380	296,022
01/01/2017 to 12/31/2017	12.19380	13.59275	280,237
01/01/2018 to 12/31/2018	13.59275	12.36263	241,676
01/01/2019 to 12/31/2019	12.36263	14.20530	238,428
01/01/2020 to 12/31/2020	14.20530	14.65795	228,821
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.59254	10.49952	36,272
01/01/2012 to 12/31/2012	10.49952	11.81435	79,091
01/01/2013 to 12/31/2013	11.81435	13.63409	158,790
01/01/2014 to 12/31/2014	13.63409	14.32368	180,239
01/01/2015 to 12/31/2015	14.32368	14.29579	206,753
01/01/2016 to 12/31/2016	14.29579	15.16031	258,359
01/01/2017 to 12/31/2017	15.16031	17.55127	276,330
01/01/2018 to 12/31/2018	17.55127	16.35373	293,477
01/01/2019 to 12/31/2019	16.35373	19.73136	269,061
01/01/2020 to 12/31/2020	19.73136	21.62240	261,751
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	9.99007	9.71160	5,942
01/01/2012 to 12/31/2012	9.71160	10.60403	50,477
01/01/2013 to 12/31/2013	10.60403	11.80510	62,149
01/01/2014 to 12/31/2014	11.80510	12.28896	69,809
01/01/2015 to 12/31/2015	12.28896	12.14719	72,169
01/01/2016 to 12/31/2016	12.14719	12.60617	100,956
01/01/2017 to 12/31/2017	12.60617	14.50774	139,717
01/01/2018 to 12/31/2018	14.50774	13.22832	137,096
01/01/2019 to 12/31/2019	13.22832	15.46111	147,025
01/01/2020 to 12/31/2020	15.46111	17.46615	146,805
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.40804	10.17985	366,569
01/01/2012 to 12/31/2012	10.17985	11.33645	524,542
01/01/2013 to 12/31/2013	11.33645	13.20498	566,259
01/01/2014 to 12/31/2014	13.20498	13.92690	843,587
01/01/2015 to 12/31/2015	13.92690	13.85466	1,049,212
01/01/2016 to 12/31/2016	13.85466	14.58164	1,373,384
01/01/2017 to 12/31/2017	14.58164	16.58958	1,583,679
01/01/2018 to 12/31/2018	16.58958	15.61408	1,661,615
01/01/2019 to 12/31/2019	15.61408	18.46124	1,774,057
01/01/2020 to 12/31/2020	18.46124	20.42947	1,843,290

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	11.77276	11.91843	101,716
01/01/2012 to 12/31/2012	11.91843	12.35443	57,567
01/01/2013 to 12/31/2013	12.35443	11.96593	61,513
01/01/2014 to 12/31/2014	11.96593	11.83586	56,087
01/01/2015 to 12/31/2015	11.83586	11.77554	95,573
01/01/2016 to 12/31/2016	11.77554	11.85025	101,282
01/01/2017 to 12/31/2017	11.85025	11.93304	177,391
01/01/2018 to 12/31/2018	11.93304	11.90270	280,925
01/01/2019 to 12/31/2019	11.90270	12.32937	290,821
01/01/2020 to 12/31/2020	12.32937	12.51982	297,341
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	12.57524	12.84647	42,310
01/01/2012 to 12/31/2012	12.84647	13.90489	141,041
01/01/2013 to 12/31/2013	13.90489	13.51422	157,940
01/01/2014 to 12/31/2014	13.51422	13.94662	156,494
01/01/2015 to 12/31/2015	13.94662	13.51743	159,560
01/01/2016 to 12/31/2016	13.51743	13.94960	163,286
01/01/2017 to 12/31/2017	13.94960	14.41424	156,940
01/01/2018 to 12/31/2018	14.41424	14.17661	155,240
01/01/2019 to 12/31/2019	14.17661	15.33112	170,125
01/01/2020 to 12/31/2020	15.33112	16.29730	159,684
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	9.88109	9.54594	115,629
01/01/2012 to 12/31/2012	9.54594	10.74833	85,759
01/01/2013 to 12/31/2013	10.74833	13.05551	147,135
01/01/2014 to 12/31/2014	13.05551	13.83039	261,580
01/01/2015 to 12/31/2015	13.83039	13.76649	412,131
01/01/2016 to 12/31/2016	13.76649	14.56220	531,059
01/01/2017 to 12/31/2017	14.56220	16.99771	642,736
01/01/2018 to 12/31/2018	16.99771	15.78215	717,176
01/01/2019 to 12/31/2019	15.78215	19.10225	788,216
01/01/2020 to 12/31/2020	19.10225	21.45112	843,766
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	9.76197	9.17833	541
01/01/2012 to 12/31/2012	9.17833	11.52315	1,910
01/01/2013 to 12/31/2013	11.52315	11.90508	5,835
01/01/2014 to 12/31/2014	11.90508	13.42844	9,633
01/01/2015 to 12/31/2015	13.42844	13.28358	9,943
01/01/2016 to 12/31/2016	13.28358	13.26990	23,866
01/01/2017 to 12/31/2017	13.26990	14.56915	23,573
01/01/2018 to 12/31/2018	14.56915	13.74481	23,009
01/01/2019 to 12/31/2019	13.74481	17.02803	24,798
01/01/2020 to 12/31/2020	17.02803	16.36283	28,912
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	8.36127	8.82419	4,845
01/01/2012 to 12/31/2012	8.82419	10.07765	33,808
01/01/2013 to 12/31/2013	10.07765	10.29050	28,693
01/01/2014 to 12/31/2014	10.29050	13.33818	33,765
01/01/2015 to 12/31/2015	13.33818	13.84584	49,429
01/01/2016 to 12/31/2016	13.84584	14.36896	61,695
01/01/2017 to 12/31/2017	14.36896	15.11555	58,323
01/01/2018 to 12/31/2018	15.11555	14.25356	59,512
01/01/2019 to 12/31/2019	14.25356	18.51789	60,285
01/01/2020 to 12/31/2020	18.51789	17.81454	64,082

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.15868	8.80869	2,616
01/01/2012 to 12/31/2012	8.80869	10.28504	3,295
01/01/2013 to 12/31/2013	10.28504	10.20593	18,822
01/01/2014 to 12/31/2014	10.20593	9.63174	22,153
01/01/2015 to 12/31/2015	9.63174	7.94129	23,602
01/01/2016 to 12/31/2016	7.94129	8.83470	26,731
01/01/2017 to 12/31/2017	8.83470	11.05480	36,278
01/01/2018 to 12/31/2018	11.05480	9.40746	33,283
01/01/2019 to 12/31/2019	9.40746	10.55768	26,904
01/01/2020 to 12/31/2020	10.55768	10.87757	23,580
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	9.70021	9.45972	70,843
01/01/2012 to 12/31/2012	9.45972	10.36217	125,844
01/01/2013 to 12/31/2013	10.36217	11.77393	141,532
01/01/2014 to 12/31/2014	11.77393	12.02477	146,745
01/01/2015 to 12/31/2015	12.02477	12.02372	175,869
01/01/2016 to 12/31/2016	12.02372	12.41117	191,548
01/01/2017 to 12/31/2017	12.41117	14.31272	207,742
01/01/2018 to 12/31/2018	14.31272	13.07285	192,111
01/01/2019 to 12/31/2019	13.07285	15.53206	198,626
01/01/2020 to 12/31/2020	15.53206	16.72529	188,642
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99973	10.07671	116,944
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.32606	10.17206	13,151
01/01/2012 to 12/31/2012	10.17206	11.09154	67,208
01/01/2013 to 12/31/2013	11.09154	12.06017	27,028
01/01/2014 to 12/31/2014	12.06017	12.42331	62,516
01/01/2015 to 12/31/2015	12.42331	12.18843	73,646
01/01/2016 to 12/31/2016	12.18843	12.70214	98,929
01/01/2017 to 12/31/2017	12.70214	14.12146	96,526
01/01/2018 to 12/31/2018	14.12146	12.99418	83,476
01/01/2019 to 12/31/2019	12.99418	14.92684	85,776
01/01/2020 to 12/31/2020	14.92684	16.10419	73,254
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	12.07909	12.11532	1,906
01/01/2012 to 12/31/2012	12.11532	13.87726	4,328
01/01/2013 to 12/31/2013	13.87726	19.07270	10,593
01/01/2014 to 12/31/2014	19.07270	20.24314	14,911
01/01/2015 to 12/31/2015	20.24314	18.94153	28,415
01/01/2016 to 12/31/2016	18.94153	23.31383	35,607
01/01/2017 to 12/31/2017	23.31383	25.89693	38,501
01/01/2018 to 12/31/2018	25.89693	22.03326	44,443
01/01/2019 to 12/31/2019	22.03326	26.75324	46,090
01/01/2020 to 12/31/2020	26.75324	27.13377	54,152

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	10.27485	10.17598	28,226
01/01/2012 to 12/31/2012	10.17598	10.07626	137,020
01/01/2013 to 12/31/2013	10.07626	9.97714	122,291
01/01/2014 to 12/31/2014	9.97714	9.87852	250,708
01/01/2015 to 12/31/2015	9.87852	9.78032	270,947
01/01/2016 to 12/31/2016	9.78032	9.68399	281,767
01/01/2017 to 12/31/2017	9.68399	9.62117	396,090
01/01/2018 to 12/31/2018	9.62117	9.64920	275,729
01/01/2019 to 12/31/2019	9.64920	9.71522	182,453
01/01/2020 to 12/31/2020	9.71522	9.64093	305,311
AST High Yield Portfolio
01/01/2011 to 12/31/2011	11.08074	11.31919	24,364
01/01/2012 to 12/31/2012	11.31919	12.76194	53,227
01/01/2013 to 12/31/2013	12.76194	13.54280	47,007
01/01/2014 to 12/31/2014	13.54280	13.75166	62,152
01/01/2015 to 12/31/2015	13.75166	13.13027	80,541
01/01/2016 to 12/31/2016	13.13027	15.00201	109,170
01/01/2017 to 12/31/2017	15.00201	15.96360	109,039
01/01/2018 to 12/31/2018	15.96360	15.49079	124,974
01/01/2019 to 12/31/2019	15.49079	17.68393	125,024
01/01/2020 to 12/31/2020	17.68393	17.97045	121,515
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	7.55590	7.16817	1,094
01/01/2012 to 12/31/2012	7.16817	8.29561	14,852
01/01/2013 to 12/31/2013	8.29561	11.48738	31,898
01/01/2014 to 12/31/2014	11.48738	12.93708	42,358
01/01/2015 to 12/31/2015	12.93708	11.80525	49,990
01/01/2016 to 12/31/2016	11.80525	14.01298	61,709
01/01/2017 to 12/31/2017	14.01298	16.53743	85,467
01/01/2018 to 12/31/2018	16.53743	14.05575	103,948
01/01/2019 to 12/31/2019	14.05575	18.02518	107,832
01/01/2020 to 12/31/2020	18.02518	17.89519	109,128
AST International Growth Portfolio
01/01/2011 to 12/31/2011	9.01789	7.77483	437
01/01/2012 to 12/31/2012	7.77483	9.26557	8,321
01/01/2013 to 12/31/2013	9.26557	10.92201	15,690
01/01/2014 to 12/31/2014	10.92201	10.21646	15,533
01/01/2015 to 12/31/2015	10.21646	10.43383	19,369
01/01/2016 to 12/31/2016	10.43383	9.94030	16,568
01/01/2017 to 12/31/2017	9.94030	13.32866	20,148
01/01/2018 to 12/31/2018	13.32866	11.43688	25,328
01/01/2019 to 12/31/2019	11.43688	14.95971	29,398
01/01/2020 to 12/31/2020	14.95971	19.45065	34,784
AST International Value Portfolio
01/01/2011 to 12/31/2011	9.17929	7.94794	1,773
01/01/2012 to 12/31/2012	7.94794	9.18156	3,131
01/01/2013 to 12/31/2013	9.18156	10.86035	7,431
01/01/2014 to 12/31/2014	10.86035	10.03208	9,404
01/01/2015 to 12/31/2015	10.03208	10.01389	11,194
01/01/2016 to 12/31/2016	10.01389	9.97240	10,720
01/01/2017 to 12/31/2017	9.97240	12.12628	12,615
01/01/2018 to 12/31/2018	12.12628	10.06836	9,185
01/01/2019 to 12/31/2019	10.06836	11.96465	9,097
01/01/2020 to 12/31/2020	11.96465	11.77440	12,162

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.13569	9.97825	1,208
01/01/2012 to 12/31/2012	9.97825	11.22134	27,647
01/01/2013 to 12/31/2013	11.22134	12.91910	27,963
01/01/2014 to 12/31/2014	12.91910	13.60521	34,332
01/01/2015 to 12/31/2015	13.60521	13.32949	53,555
01/01/2016 to 12/31/2016	13.32949	13.88622	58,208
01/01/2017 to 12/31/2017	13.88622	16.08024	65,148
01/01/2018 to 12/31/2018	16.08024	14.74659	61,814
01/01/2019 to 12/31/2019	14.74659	17.43752	95,993
01/01/2020 to 12/31/2020	17.43752	19.53693	95,827
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	9.09678	8.18270	11,011
01/01/2012 to 12/31/2012	8.18270	9.87658	14,182
01/01/2013 to 12/31/2013	9.87658	11.28094	28,745
01/01/2014 to 12/31/2014	11.28094	10.45830	71,525
01/01/2015 to 12/31/2015	10.45830	10.06541	106,352
01/01/2016 to 12/31/2016	10.06541	10.15840	111,320
01/01/2017 to 12/31/2017	10.15840	13.03844	128,328
01/01/2018 to 12/31/2018	13.03844	10.65367	196,763
01/01/2019 to 12/31/2019	10.65367	13.41967	171,119
01/01/2020 to 12/31/2020	13.41967	15.02475	187,611
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.65289	10.57215	44,156
01/01/2012 to 12/31/2012	10.57215	11.58947	68,595
01/01/2013 to 12/31/2013	11.58947	12.74066	67,156
01/01/2014 to 12/31/2014	12.74066	13.30181	88,614
01/01/2015 to 12/31/2015	13.30181	13.14611	89,830
01/01/2016 to 12/31/2016	13.14611	13.51574	125,636
01/01/2017 to 12/31/2017	13.51574	15.00708	141,975
01/01/2018 to 12/31/2018	15.00708	14.09612	134,968
01/01/2019 to 12/31/2019	14.09612	15.99541	138,165
01/01/2020 to 12/31/2020	15.99541	17.63488	139,672
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.35164	11.31377	0
01/01/2012 to 12/31/2012	11.31377	12.90295	518
01/01/2013 to 12/31/2013	12.90295	17.43738	5,435
01/01/2014 to 12/31/2014	17.43738	18.90555	8,490
01/01/2015 to 12/31/2015	18.90555	20.70893	10,511
01/01/2016 to 12/31/2016	20.70893	20.20390	10,182
01/01/2017 to 12/31/2017	20.20390	27.17167	14,178
01/01/2018 to 12/31/2018	27.17167	26.46778	16,937
01/01/2019 to 12/31/2019	26.46778	34.74953	20,499
01/01/2020 to 12/31/2020	34.74953	52.99759	27,829
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	9.74903	9.56442	5,154
01/01/2012 to 12/31/2012	9.56442	10.63120	48,310
01/01/2013 to 12/31/2013	10.63120	14.37959	35,153
01/01/2014 to 12/31/2014	14.37959	15.74482	73,599
01/01/2015 to 12/31/2015	15.74482	17.15902	82,680
01/01/2016 to 12/31/2016	17.15902	17.93663	79,915
01/01/2017 to 12/31/2017	17.93663	23.61802	104,767
01/01/2018 to 12/31/2018	23.61802	22.75449	128,715
01/01/2019 to 12/31/2019	22.75449	29.65526	119,761
01/01/2020 to 12/31/2020	29.65526	38.63746	126,949

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.33903	9.91614	18,473
01/01/2012 to 12/31/2012	9.91614	12.08368	28,565
01/01/2013 to 12/31/2013	12.08368	15.27018	35,474
01/01/2014 to 12/31/2014	15.27018	15.66783	48,968
01/01/2015 to 12/31/2015	15.66783	15.28549	63,770
01/01/2016 to 12/31/2016	15.28549	16.21071	73,574
01/01/2017 to 12/31/2017	16.21071	19.87703	102,439
01/01/2018 to 12/31/2018	19.87703	17.79928	108,751
01/01/2019 to 12/31/2019	17.79928	22.90247	107,745
01/01/2020 to 12/31/2020	22.90247	25.89091	98,947
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99918	10.37057	16,117
01/01/2013 to 12/31/2013	10.37057	12.20998	8,126
01/01/2014 to 12/31/2014	12.20998	12.71038	13,083
01/01/2015 to 12/31/2015	12.71038	12.42824	15,806
01/01/2016 to 12/31/2016	12.42824	12.83725	25,969
01/01/2017 to 12/31/2017	12.83725	14.80668	26,954
01/01/2018 to 12/31/2018	14.80668	13.44632	22,681
01/01/2019 to 12/31/2019	13.44632	16.34372	74,074
01/01/2020 to 12/31/2020	16.34372	17.77964	115,259
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.04775	9.88927	3,386
01/01/2012 to 12/31/2012	9.88927	11.46400	5,224
01/01/2013 to 12/31/2013	11.46400	15.51686	16,702
01/01/2014 to 12/31/2014	15.51686	16.70138	32,940
01/01/2015 to 12/31/2015	16.70138	17.73141	52,858
01/01/2016 to 12/31/2016	17.73141	17.89169	66,755
01/01/2017 to 12/31/2017	17.89169	23.15489	77,695
01/01/2018 to 12/31/2018	23.15489	23.41734	98,238
01/01/2019 to 12/31/2019	23.41734	31.94467	95,673
01/01/2020 to 12/31/2020	31.94467	41.26780	99,404
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.42903	11.93976	1,490
01/01/2012 to 12/31/2012	11.93976	14.14015	10,307
01/01/2013 to 12/31/2013	14.14015	18.50694	16,778
01/01/2014 to 12/31/2014	18.50694	20.43596	21,586
01/01/2015 to 12/31/2015	20.43596	19.08331	59,327
01/01/2016 to 12/31/2016	19.08331	19.20543	63,514
01/01/2017 to 12/31/2017	19.20543	24.16719	79,947
01/01/2018 to 12/31/2018	24.16719	22.88626	98,056
01/01/2019 to 12/31/2019	22.88626	29.49267	101,734
01/01/2020 to 12/31/2020	29.49267	39.37383	108,358
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	9.97960	9.63540	10,393
01/01/2012 to 12/31/2012	9.63540	11.17393	15,841
01/01/2013 to 12/31/2013	11.17393	15.71072	36,628
01/01/2014 to 12/31/2014	15.71072	17.77178	44,348
01/01/2015 to 12/31/2015	17.77178	16.60400	54,248
01/01/2016 to 12/31/2016	16.60400	19.43671	60,770
01/01/2017 to 12/31/2017	19.43671	21.89837	74,157
01/01/2018 to 12/31/2018	21.89837	18.11547	87,816
01/01/2019 to 12/31/2019	18.11547	21.70530	83,900
01/01/2020 to 12/31/2020	21.70530	21.10671	84,720

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	11.15697	11.15675	207,615
01/01/2012 to 12/31/2012	11.15675	12.19226	449,309
01/01/2013 to 12/31/2013	12.19226	13.18351	433,397
01/01/2014 to 12/31/2014	13.18351	13.80684	626,045
01/01/2015 to 12/31/2015	13.80684	13.68969	718,355
01/01/2016 to 12/31/2016	13.68969	14.30327	825,544
01/01/2017 to 12/31/2017	14.30327	15.59655	983,931
01/01/2018 to 12/31/2018	15.59655	15.00285	894,586
01/01/2019 to 12/31/2019	15.00285	17.04382	941,208
01/01/2020 to 12/31/2020	17.04382	18.40748	988,443
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	9.65573	8.96603	49,820
01/01/2012 to 12/31/2012	8.96603	10.02421	61,112
01/01/2013 to 12/31/2013	10.02421	11.61472	94,352
01/01/2014 to 12/31/2014	11.61472	12.55744	195,413
01/01/2015 to 12/31/2015	12.55744	12.35696	264,830
01/01/2016 to 12/31/2016	12.35696	13.46983	281,928
01/01/2017 to 12/31/2017	13.46983	15.48350	579,941
01/01/2018 to 12/31/2018	15.48350	14.16509	601,960
01/01/2019 to 12/31/2019	14.16509	16.71458	563,955
01/01/2020 to 12/31/2020	16.71458	17.51827	517,270
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	8.64622	8.85664	491
01/01/2012 to 12/31/2012	8.85664	10.41779	1,912
01/01/2013 to 12/31/2013	10.41779	13.65949	8,717
01/01/2014 to 12/31/2014	13.65949	15.85219	20,322
01/01/2015 to 12/31/2015	15.85219	16.17865	28,273
01/01/2016 to 12/31/2016	16.17865	18.39686	44,915
01/01/2017 to 12/31/2017	18.39686	22.26804	47,201
01/01/2018 to 12/31/2018	22.26804	20.23491	57,393
01/01/2019 to 12/31/2019	20.23491	24.93613	60,624
01/01/2020 to 12/31/2020	24.93613	23.40867	61,609
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99918	8.93992	0
01/01/2012 to 12/31/2012	8.93992	10.01604	21,087
01/01/2013 to 12/31/2013	10.01604	12.13798	25,309
01/01/2014 to 12/31/2014	12.13798	12.79898	15,325
01/01/2015 to 12/31/2015	12.79898	12.69136	93,053
01/01/2016 to 12/31/2016	12.69136	13.36031	201,968
01/01/2017 to 12/31/2017	13.36031	15.63441	221,992
01/01/2018 to 12/31/2018	15.63441	14.46842	278,782
01/01/2019 to 12/31/2019	14.46842	17.36278	179,321
01/01/2020 to 12/31/2020	17.36278	19.18082	159,190
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	10.41905	8.96343	2,264
01/01/2012 to 12/31/2012	8.96343	10.65604	9,161
01/01/2013 to 12/31/2013	10.65604	14.85632	15,705
01/01/2014 to 12/31/2014	14.85632	15.43593	19,852
01/01/2015 to 12/31/2015	15.43593	15.48715	29,778
01/01/2016 to 12/31/2016	15.48715	16.51462	32,216
01/01/2017 to 12/31/2017	16.51462	20.87920	46,248
01/01/2018 to 12/31/2018	20.87920	18.42985	62,800
01/01/2019 to 12/31/2019	18.42985	24.90454	65,318
01/01/2020 to 12/31/2020	24.90454	33.33401	70,880

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.06406	11.82778	819
01/01/2012 to 12/31/2012	11.82778	13.13644	5,376
01/01/2013 to 12/31/2013	13.13644	17.58113	12,287
01/01/2014 to 12/31/2014	17.58113	18.07191	13,769
01/01/2015 to 12/31/2015	18.07191	18.03357	12,680
01/01/2016 to 12/31/2016	18.03357	20.01168	20,627
01/01/2017 to 12/31/2017	20.01168	24.55270	24,216
01/01/2018 to 12/31/2018	24.55270	22.26553	15,944
01/01/2019 to 12/31/2019	22.26553	28.68509	21,046
01/01/2020 to 12/31/2020	28.68509	42.14436	20,176
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.30053	9.58913	680
01/01/2012 to 12/31/2012	9.58913	11.21832	7,416
01/01/2013 to 12/31/2013	11.21832	15.26149	17,249
01/01/2014 to 12/31/2014	15.26149	15.90635	18,760
01/01/2015 to 12/31/2015	15.90635	15.07015	20,694
01/01/2016 to 12/31/2016	15.07015	19.27868	20,881
01/01/2017 to 12/31/2017	19.27868	20.49063	31,112
01/01/2018 to 12/31/2018	20.49063	16.82275	44,188
01/01/2019 to 12/31/2019	16.82275	20.31714	38,704
01/01/2020 to 12/31/2020	20.31714	20.28945	34,689
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.52807	10.63067	60,944
01/01/2012 to 12/31/2012	10.63067	11.94592	170,982
01/01/2013 to 12/31/2013	11.94592	13.81861	463,674
01/01/2014 to 12/31/2014	13.81861	14.48626	626,426
01/01/2015 to 12/31/2015	14.48626	14.34890	810,547
01/01/2016 to 12/31/2016	14.34890	15.27883	843,845
01/01/2017 to 12/31/2017	15.27883	17.45860	944,414
01/01/2018 to 12/31/2018	17.45860	16.36414	1,089,691
01/01/2019 to 12/31/2019	16.36414	19.57926	1,092,615
01/01/2020 to 12/31/2020	19.57926	21.81517	1,151,333
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.20897	10.91000	4,699
01/01/2012 to 12/31/2012	10.91000	12.70117	19,767
01/01/2013 to 12/31/2013	12.70117	18.11188	40,364
01/01/2014 to 12/31/2014	18.11188	19.42910	54,961
01/01/2015 to 12/31/2015	19.42910	21.08029	51,404
01/01/2016 to 12/31/2016	21.08029	21.43515	65,202
01/01/2017 to 12/31/2017	21.43515	29.26401	69,075
01/01/2018 to 12/31/2018	29.26401	30.09300	84,325
01/01/2019 to 12/31/2019	30.09300	38.20629	75,559
01/01/2020 to 12/31/2020	38.20629	52.88590	78,082
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	8.25078	8.12903	4,250
01/01/2012 to 12/31/2012	8.12903	9.12709	14,114
01/01/2013 to 12/31/2013	9.12709	12.16608	25,451
01/01/2014 to 12/31/2014	12.16608	12.23327	30,161
01/01/2015 to 12/31/2015	12.23327	11.37778	29,175
01/01/2016 to 12/31/2016	11.37778	11.95569	29,680
01/01/2017 to 12/31/2017	11.95569	13.79697	56,686
01/01/2018 to 12/31/2018	13.79697	12.33326	110,849
01/01/2019 to 12/31/2019	12.33326	15.38238	310,299
01/01/2020 to 12/31/2020	15.38238	15.54840	393,130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	12.17409	10.25550	19,083
01/01/2012 to 12/31/2012	10.25550	10.52125	16,869
01/01/2013 to 12/31/2013	10.52125	12.01930	30,337
01/01/2014 to 12/31/2014	12.01930	10.90540	40,792
01/01/2015 to 12/31/2015	10.90540	8.71869	53,185
01/01/2016 to 12/31/2016	8.71869	10.75741	93,994
01/01/2017 to 12/31/2017	10.75741	11.74892	94,161
01/01/2018 to 12/31/2018	11.74892	9.69486	85,217
01/01/2019 to 12/31/2019	9.69486	11.21779	79,899
01/01/2020 to 12/31/2020	11.21779	10.86002	82,443
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.42410	9.96483	972
01/01/2012 to 12/31/2012	9.96483	11.68256	7,983
01/01/2013 to 12/31/2013	11.68256	15.31633	5,233
01/01/2014 to 12/31/2014	15.31633	17.43481	8,434
01/01/2015 to 12/31/2015	17.43481	16.12146	25,811
01/01/2016 to 12/31/2016	16.12146	18.19606	25,555
01/01/2017 to 12/31/2017	18.19606	21.35480	27,034
01/01/2018 to 12/31/2018	21.35480	17.64836	28,454
01/01/2019 to 12/31/2019	17.64836	20.81892	25,271
01/01/2020 to 12/31/2020	20.81892	19.41485	28,637
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.80618	8.70580	20,325
01/01/2012 to 12/31/2012	8.70580	9.56832	21,025
01/01/2013 to 12/31/2013	9.56832	11.41596	32,813
01/01/2014 to 12/31/2014	11.41596	11.92516	51,705
01/01/2015 to 12/31/2015	11.92516	11.73237	76,182
01/01/2016 to 12/31/2016	11.73237	12.37437	94,590
01/01/2017 to 12/31/2017	12.37437	13.91758	107,900
01/01/2018 to 12/31/2018	13.91758	13.09050	100,403
01/01/2019 to 12/31/2019	13.09050	15.62487	109,062
01/01/2020 to 12/31/2020	15.62487	16.50039	99,379
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	11.05727	11.60740	6,542
01/01/2012 to 12/31/2012	11.60740	12.39484	37,608
01/01/2013 to 12/31/2013	12.39484	12.08896	36,684
01/01/2014 to 12/31/2014	12.08896	12.83064	48,572
01/01/2015 to 12/31/2015	12.83064	12.86080	60,874
01/01/2016 to 12/31/2016	12.86080	13.38950	106,795
01/01/2017 to 12/31/2017	13.38950	14.09350	107,980
01/01/2018 to 12/31/2018	14.09350	13.63727	340,141
01/01/2019 to 12/31/2019	13.63727	15.16307	292,253
01/01/2020 to 12/31/2020	15.16307	16.23027	332,030
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Basic Death Benefit Only or With HAV - Cliff M&E (1.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.81679	10.35039	46,928,622
01/01/2012 to 12/31/2012	10.35039	11.45280	70,449,167
01/01/2013 to 12/31/2013	11.45280	12.38097	71,085,625
01/01/2014 to 12/31/2014	12.38097	12.63524	62,751,148
01/01/2015 to 12/31/2015	12.63524	12.02065	50,129,170
01/01/2016 to 12/31/2016	12.02065	12.56548	44,325,863
01/01/2017 to 12/31/2017	12.56548	13.90699	42,749,889
01/01/2018 to 12/31/2018	13.90699	12.55718	29,866,210
01/01/2019 to 12/31/2019	12.55718	14.32556	24,263,578
01/01/2020 to 12/31/2020	14.32556	14.67610	14,211,862
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.92280	10.74947	37,358,515
01/01/2012 to 12/31/2012	10.74947	12.00861	75,596,679
01/01/2013 to 12/31/2013	12.00861	13.75898	88,858,258
01/01/2014 to 12/31/2014	13.75898	14.35121	84,796,370
01/01/2015 to 12/31/2015	14.35121	14.22051	78,455,073
01/01/2016 to 12/31/2016	14.22051	14.97274	72,091,256
01/01/2017 to 12/31/2017	14.97274	17.21021	65,677,574
01/01/2018 to 12/31/2018	17.21021	15.92036	56,769,314
01/01/2019 to 12/31/2019	15.92036	19.07073	42,277,636
01/01/2020 to 12/31/2020	19.07073	20.74863	27,153,420
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.80894	10.43243	26,668,098
01/01/2012 to 12/31/2012	10.43243	11.30927	49,521,342
01/01/2013 to 12/31/2013	11.30927	12.49992	54,431,945
01/01/2014 to 12/31/2014	12.49992	12.91884	51,261,906
01/01/2015 to 12/31/2015	12.91884	12.67819	50,089,107
01/01/2016 to 12/31/2016	12.67819	13.06319	44,145,617
01/01/2017 to 12/31/2017	13.06319	14.92628	40,496,615
01/01/2018 to 12/31/2018	14.92628	13.51171	32,965,319
01/01/2019 to 12/31/2019	13.51171	15.67908	25,153,343
01/01/2020 to 12/31/2020	15.67908	17.58552	17,027,799
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.77509	10.46346	41,400,310
01/01/2012 to 12/31/2012	10.46346	11.56847	68,877,378
01/01/2013 to 12/31/2013	11.56847	13.37861	77,143,446
01/01/2014 to 12/31/2014	13.37861	14.00897	73,290,617
01/01/2015 to 12/31/2015	14.00897	13.83639	67,635,505
01/01/2016 to 12/31/2016	13.83639	14.45833	63,123,274
01/01/2017 to 12/31/2017	14.45833	16.33176	57,244,982
01/01/2018 to 12/31/2018	16.33176	15.26060	50,109,786
01/01/2019 to 12/31/2019	15.26060	17.91403	34,101,549
01/01/2020 to 12/31/2020	17.91403	19.68171	21,929,648

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99859	9.16386	8,260,503
01/01/2012 to 12/31/2012	9.16386	10.07935	23,775,710
01/01/2013 to 12/31/2013	10.07935	10.98344	28,048,615
01/01/2014 to 12/31/2014	10.98344	11.32538	27,073,868
01/01/2015 to 12/31/2015	11.32538	10.79877	25,304,288
01/01/2016 to 12/31/2016	10.79877	11.35441	22,453,723
01/01/2017 to 12/31/2017	11.35441	12.56963	20,417,288
01/01/2018 to 12/31/2018	12.56963	11.70267	17,027,887
01/01/2019 to 12/31/2019	11.70267	13.53080	15,502,834
01/01/2020 to 12/31/2020	13.53080	13.93086	10,483,452
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.10254	10.15429	3,620,347
01/01/2012 to 12/31/2012	10.15429	10.44990	4,767,262
01/01/2013 to 12/31/2013	10.44990	10.04888	4,000,530
01/01/2014 to 12/31/2014	10.04888	9.86856	3,366,645
01/01/2015 to 12/31/2015	9.86856	9.74767	2,796,445
01/01/2016 to 12/31/2016	9.74767	9.73899	2,844,486
01/01/2017 to 12/31/2017	9.73899	9.73689	2,730,213
01/01/2018 to 12/31/2018	9.73689	9.64202	2,417,606
01/01/2019 to 12/31/2019	9.64202	9.91609	2,039,541
01/01/2020 to 12/31/2020	9.91609	9.99704	1,355,178
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.37575	10.52377	25,947,306
01/01/2012 to 12/31/2012	10.52377	11.30899	44,755,155
01/01/2013 to 12/31/2013	11.30899	10.91248	43,338,696
01/01/2014 to 12/31/2014	10.91248	11.18082	38,181,068
01/01/2015 to 12/31/2015	11.18082	10.75911	30,832,783
01/01/2016 to 12/31/2016	10.75911	11.02373	28,526,298
01/01/2017 to 12/31/2017	11.02373	11.30952	29,452,405
01/01/2018 to 12/31/2018	11.30952	11.04287	23,900,601
01/01/2019 to 12/31/2019	11.04287	11.85658	18,047,283
01/01/2020 to 12/31/2020	11.85658	12.51345	10,736,642
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.85587	10.41265	38,111,848
01/01/2012 to 12/31/2012	10.41265	11.63998	66,008,218
01/01/2013 to 12/31/2013	11.63998	14.03724	84,507,125
01/01/2014 to 12/31/2014	14.03724	14.76392	87,966,359
01/01/2015 to 12/31/2015	14.76392	14.59043	87,025,183
01/01/2016 to 12/31/2016	14.59043	15.32348	83,042,914
01/01/2017 to 12/31/2017	15.32348	17.75860	80,458,358
01/01/2018 to 12/31/2018	17.75860	16.36972	72,119,795
01/01/2019 to 12/31/2019	16.36972	19.67149	47,901,027
01/01/2020 to 12/31/2020	19.67149	21.93201	28,930,771
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99859	11.65792	336,717
01/01/2014 to 12/31/2014	11.65792	13.01934	1,309,987
01/01/2015 to 12/31/2015	13.01934	12.34092	1,028,181
01/01/2016 to 12/31/2016	12.34092	13.93842	1,906,186
01/01/2017 to 12/31/2017	13.93842	16.22383	1,878,728
01/01/2018 to 12/31/2018	16.22383	15.18667	1,391,543
01/01/2019 to 12/31/2019	15.18667	19.56111	1,230,387
01/01/2020 to 12/31/2020	19.56111	20.13749	632,304

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.56952	10.80000	635,517
01/01/2012 to 12/31/2012	10.80000	13.46178	1,395,693
01/01/2013 to 12/31/2013	13.46178	13.80828	1,437,786
01/01/2014 to 12/31/2014	13.80828	15.46350	1,380,437
01/01/2015 to 12/31/2015	15.46350	15.18706	1,090,582
01/01/2016 to 12/31/2016	15.18706	15.06308	992,672
01/01/2017 to 12/31/2017	15.06308	16.41971	949,199
01/01/2018 to 12/31/2018	16.41971	15.37900	719,921
01/01/2019 to 12/31/2019	15.37900	18.91609	573,035
01/01/2020 to 12/31/2020	18.91609	18.04662	384,052
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.81048	12.37513	1,281,208
01/01/2012 to 12/31/2012	12.37513	14.03150	2,740,152
01/01/2013 to 12/31/2013	14.03150	14.22509	2,865,102
01/01/2014 to 12/31/2014	14.22509	18.30603	2,837,659
01/01/2015 to 12/31/2015	18.30603	18.86651	2,434,145
01/01/2016 to 12/31/2016	18.86651	19.43959	2,269,115
01/01/2017 to 12/31/2017	19.43959	20.30351	2,114,421
01/01/2018 to 12/31/2018	20.30351	19.00764	1,733,464
01/01/2019 to 12/31/2019	19.00764	24.51733	1,287,047
01/01/2020 to 12/31/2020	24.51733	23.41674	797,103
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.70034	9.17013	3,419,207
01/01/2012 to 12/31/2012	9.17013	10.63028	5,634,697
01/01/2013 to 12/31/2013	10.63028	10.47283	6,285,593
01/01/2014 to 12/31/2014	10.47283	9.81275	5,997,131
01/01/2015 to 12/31/2015	9.81275	8.03245	5,252,854
01/01/2016 to 12/31/2016	8.03245	8.87224	5,025,014
01/01/2017 to 12/31/2017	8.87224	11.02238	5,398,469
01/01/2018 to 12/31/2018	11.02238	9.31206	4,289,304
01/01/2019 to 12/31/2019	9.31206	10.37566	3,223,652
01/01/2020 to 12/31/2020	10.37566	10.61338	1,961,965
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	11.03811	10.68755	23,859,930
01/01/2012 to 12/31/2012	10.68755	11.62294	43,554,173
01/01/2013 to 12/31/2013	11.62294	13.11185	47,882,805
01/01/2014 to 12/31/2014	13.11185	13.29515	44,761,617
01/01/2015 to 12/31/2015	13.29515	13.19866	41,819,391
01/01/2016 to 12/31/2016	13.19866	13.52663	38,541,926
01/01/2017 to 12/31/2017	13.52663	15.48760	35,402,611
01/01/2018 to 12/31/2018	15.48760	14.04390	29,813,674
01/01/2019 to 12/31/2019	14.04390	16.56641	22,377,930
01/01/2020 to 12/31/2020	16.56641	17.71122	14,554,469
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99953	10.06695	919,200

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.72450	10.48895	22,240,645
01/01/2012 to 12/31/2012	10.48895	11.35484	36,688,340
01/01/2013 to 12/31/2013	11.35484	12.25810	35,475,781
01/01/2014 to 12/31/2014	12.25810	12.53666	31,515,786
01/01/2015 to 12/31/2015	12.53666	12.21154	26,258,746
01/01/2016 to 12/31/2016	12.21154	12.63533	23,469,945
01/01/2017 to 12/31/2017	12.63533	13.94676	23,782,580
01/01/2018 to 12/31/2018	13.94676	12.74086	17,530,382
01/01/2019 to 12/31/2019	12.74086	14.53093	14,143,470
01/01/2020 to 12/31/2020	14.53093	15.56469	8,800,462
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.51535	11.46720	2,008,504
01/01/2012 to 12/31/2012	11.46720	13.04056	3,461,992
01/01/2013 to 12/31/2013	13.04056	17.79423	4,065,631
01/01/2014 to 12/31/2014	17.79423	18.75080	3,856,201
01/01/2015 to 12/31/2015	18.75080	17.41934	3,458,817
01/01/2016 to 12/31/2016	17.41934	21.28695	3,085,634
01/01/2017 to 12/31/2017	21.28695	23.47651	2,913,056
01/01/2018 to 12/31/2018	23.47651	19.82980	2,369,833
01/01/2019 to 12/31/2019	19.82980	23.90516	1,797,566
01/01/2020 to 12/31/2020	23.90516	24.07131	997,658
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.86455	9.69934	4,378,576
01/01/2012 to 12/31/2012	9.69934	9.53456	5,179,661
01/01/2013 to 12/31/2013	9.53456	9.37256	5,117,282
01/01/2014 to 12/31/2014	9.37256	9.21312	4,480,598
01/01/2015 to 12/31/2015	9.21312	9.05630	4,671,377
01/01/2016 to 12/31/2016	9.05630	8.90287	4,230,442
01/01/2017 to 12/31/2017	8.90287	8.78170	2,725,998
01/01/2018 to 12/31/2018	8.78170	8.74388	2,354,714
01/01/2019 to 12/31/2019	8.74388	8.74054	1,703,965
01/01/2020 to 12/31/2020	8.74054	8.61109	1,617,759
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.78613	10.93950	2,241,709
01/01/2012 to 12/31/2012	10.93950	12.24527	4,241,328
01/01/2013 to 12/31/2013	12.24527	12.90148	4,190,136
01/01/2014 to 12/31/2014	12.90148	13.00657	3,840,698
01/01/2015 to 12/31/2015	13.00657	12.32988	3,187,963
01/01/2016 to 12/31/2016	12.32988	13.98689	2,889,374
01/01/2017 to 12/31/2017	13.98689	14.77713	2,738,809
01/01/2018 to 12/31/2018	14.77713	14.23609	2,089,712
01/01/2019 to 12/31/2019	14.23609	16.13509	1,668,981
01/01/2020 to 12/31/2020	16.13509	16.27889	988,770
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.64194	10.02358	821,379
01/01/2012 to 12/31/2012	10.02358	11.51676	1,127,961
01/01/2013 to 12/31/2013	11.51676	15.83369	2,301,648
01/01/2014 to 12/31/2014	15.83369	17.70414	2,370,597
01/01/2015 to 12/31/2015	17.70414	16.03948	2,085,611
01/01/2016 to 12/31/2016	16.03948	18.90299	2,209,931
01/01/2017 to 12/31/2017	18.90299	22.14901	2,080,677
01/01/2018 to 12/31/2018	22.14901	18.68940	1,765,510
01/01/2019 to 12/31/2019	18.68940	23.79572	1,345,823
01/01/2020 to 12/31/2020	23.79572	23.45465	743,617

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.28154	9.65674	913,382
01/01/2012 to 12/31/2012	9.65674	11.42561	1,319,535
01/01/2013 to 12/31/2013	11.42561	13.37174	1,714,306
01/01/2014 to 12/31/2014	13.37174	12.41833	1,640,194
01/01/2015 to 12/31/2015	12.41833	12.59154	1,679,503
01/01/2016 to 12/31/2016	12.59154	11.91034	1,456,586
01/01/2017 to 12/31/2017	11.91034	15.85623	1,678,247
01/01/2018 to 12/31/2018	15.85623	13.50753	1,681,168
01/01/2019 to 12/31/2019	13.50753	17.54167	1,166,144
01/01/2020 to 12/31/2020	17.54167	22.64433	589,651
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.81917	9.30077	1,102,604
01/01/2012 to 12/31/2012	9.30077	10.66713	1,624,672
01/01/2013 to 12/31/2013	10.66713	12.52710	1,934,536
01/01/2014 to 12/31/2014	12.52710	11.48863	1,955,111
01/01/2015 to 12/31/2015	11.48863	11.38567	1,747,401
01/01/2016 to 12/31/2016	11.38567	11.25750	1,609,850
01/01/2017 to 12/31/2017	11.25750	13.59125	1,522,808
01/01/2018 to 12/31/2018	13.59125	11.20328	1,334,637
01/01/2019 to 12/31/2019	11.20328	13.21797	1,004,367
01/01/2020 to 12/31/2020	13.21797	12.91444	536,836
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.62325	11.74255	157,644,524
01/01/2012 to 12/31/2012	11.74255	12.62792	61,798,781
01/01/2013 to 12/31/2013	12.62792	12.01813	9,195,374
01/01/2014 to 12/31/2014	12.01813	12.60885	11,182,798
01/01/2015 to 12/31/2015	12.60885	12.53986	46,805,834
01/01/2016 to 12/31/2016	12.53986	12.84539	48,130,147
01/01/2017 to 12/31/2017	12.84539	13.17217	17,957,908
01/01/2018 to 12/31/2018	13.17217	12.91259	86,803,815
01/01/2019 to 12/31/2019	12.91259	14.11864	12,509,050
01/01/2020 to 12/31/2020	14.11864	16.16399	5,652,827
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.89582	10.64989	19,028,558
01/01/2012 to 12/31/2012	10.64989	11.89058	33,819,857
01/01/2013 to 12/31/2013	11.89058	13.59163	38,221,077
01/01/2014 to 12/31/2014	13.59163	14.21092	35,730,256
01/01/2015 to 12/31/2015	14.21092	13.82301	32,177,202
01/01/2016 to 12/31/2016	13.82301	14.29747	29,228,621
01/01/2017 to 12/31/2017	14.29747	16.43814	27,907,896
01/01/2018 to 12/31/2018	16.43814	14.96609	23,001,928
01/01/2019 to 12/31/2019	14.96609	17.57027	17,542,648
01/01/2020 to 12/31/2020	17.57027	19.54451	11,316,610
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.58075	9.44941	1,765,458
01/01/2012 to 12/31/2012	9.44941	11.32357	3,027,903
01/01/2013 to 12/31/2013	11.32357	12.84095	3,720,797
01/01/2014 to 12/31/2014	12.84095	11.81920	3,911,787
01/01/2015 to 12/31/2015	11.81920	11.29350	3,749,675
01/01/2016 to 12/31/2016	11.29350	11.31638	3,520,794
01/01/2017 to 12/31/2017	11.31638	14.42099	3,688,390
01/01/2018 to 12/31/2018	14.42099	11.69830	3,339,841
01/01/2019 to 12/31/2019	11.69830	14.62997	2,435,459
01/01/2020 to 12/31/2020	14.62997	16.26240	1,312,078

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.61090	10.45511	12,799,949
01/01/2012 to 12/31/2012	10.45511	11.37878	23,748,760
01/01/2013 to 12/31/2013	11.37878	12.41936	25,386,459
01/01/2014 to 12/31/2014	12.41936	12.87340	23,635,959
01/01/2015 to 12/31/2015	12.87340	12.63141	20,636,012
01/01/2016 to 12/31/2016	12.63141	12.89370	18,563,931
01/01/2017 to 12/31/2017	12.89370	14.21409	16,687,853
01/01/2018 to 12/31/2018	14.21409	13.25491	13,476,965
01/01/2019 to 12/31/2019	13.25491	14.93307	10,126,259
01/01/2020 to 12/31/2020	14.93307	16.34563	6,882,819
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.80010	10.68707	715,742
01/01/2012 to 12/31/2012	10.68707	12.10062	1,591,115
01/01/2013 to 12/31/2013	12.10062	16.23595	1,685,805
01/01/2014 to 12/31/2014	16.23595	17.47681	1,688,713
01/01/2015 to 12/31/2015	17.47681	19.00666	1,904,219
01/01/2016 to 12/31/2016	19.00666	18.41062	1,651,353
01/01/2017 to 12/31/2017	18.41062	24.58319	1,840,046
01/01/2018 to 12/31/2018	24.58319	23.77369	1,523,849
01/01/2019 to 12/31/2019	23.77369	30.98873	1,071,909
01/01/2020 to 12/31/2020	30.98873	46.92339	769,428
AST Large-Cap Core Portfolio
04/29/2013* to 12/31/2013	9.99859	11.67279	436
01/01/2014 to 12/31/2014	11.67279	13.22324	14,639
01/01/2015 to 12/31/2015	13.22324	13.19905	7,517
01/01/2016 to 12/31/2016	13.19905	14.38378	3,700
01/01/2017 to 12/31/2017	14.38378	17.16751	7,814
01/01/2018 to 12/31/2018	17.16751	15.66727	7,448
01/01/2019 to 12/31/2019	15.66727	19.28030	2,597
01/01/2020 to 12/31/2020	19.28030	21.06519	1,110
AST Legg Mason Diversified Growth Portfolio
11/24/2014* to 12/31/2014	9.99859	9.94129	0
01/01/2015 to 12/31/2015	9.94129	9.68401	0
01/01/2016 to 12/31/2016	9.68401	10.36871	15,195
01/01/2017 to 12/31/2017	10.36871	11.68166	15,197
01/01/2018 to 12/31/2018	11.68166	10.77363	3,383
01/01/2019 to 12/31/2019	10.77363	12.52363	1,223
01/01/2020 to 12/31/2020	12.52363	13.05823	5,011
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.33042	11.03643	1,826,589
01/01/2012 to 12/31/2012	11.03643	12.17932	3,123,857
01/01/2013 to 12/31/2013	12.17932	16.35559	3,430,819
01/01/2014 to 12/31/2014	16.35559	17.78012	4,952,671
01/01/2015 to 12/31/2015	17.78012	19.23816	3,824,487
01/01/2016 to 12/31/2016	19.23816	19.96645	3,810,883
01/01/2017 to 12/31/2017	19.96645	26.10322	3,323,138
01/01/2018 to 12/31/2018	26.10322	24.96747	2,596,443
01/01/2019 to 12/31/2019	24.96747	32.30614	1,811,137
01/01/2020 to 12/31/2020	32.30614	41.78974	889,582

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.91885	10.39724	1,850,604
01/01/2012 to 12/31/2012	10.39724	12.57884	3,476,370
01/01/2013 to 12/31/2013	12.57884	15.78207	4,515,744
01/01/2014 to 12/31/2014	15.78207	16.07701	4,646,735
01/01/2015 to 12/31/2015	16.07701	15.57213	4,478,711
01/01/2016 to 12/31/2016	15.57213	16.39662	4,284,916
01/01/2017 to 12/31/2017	16.39662	19.96144	4,217,283
01/01/2018 to 12/31/2018	19.96144	17.74598	3,629,543
01/01/2019 to 12/31/2019	17.74598	22.67027	2,459,456
01/01/2020 to 12/31/2020	22.67027	25.44477	1,207,396
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99859	10.32013	4,825,886
01/01/2013 to 12/31/2013	10.32013	12.06359	7,905,484
01/01/2014 to 12/31/2014	12.06359	12.46788	7,723,394
01/01/2015 to 12/31/2015	12.46788	12.10372	6,792,276
01/01/2016 to 12/31/2016	12.10372	12.41263	5,833,067
01/01/2017 to 12/31/2017	12.41263	14.21470	5,515,899
01/01/2018 to 12/31/2018	14.21470	12.81561	4,669,223
01/01/2019 to 12/31/2019	12.81561	15.46538	4,266,304
01/01/2020 to 12/31/2020	15.46538	16.70356	3,608,996
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.89440	10.64578	587,566
01/01/2012 to 12/31/2012	10.64578	12.25234	1,220,831
01/01/2013 to 12/31/2013	12.25234	16.46513	1,461,440
01/01/2014 to 12/31/2014	16.46513	17.59506	1,307,176
01/01/2015 to 12/31/2015	17.59506	18.54623	1,170,609
01/01/2016 to 12/31/2016	18.54623	18.58005	1,165,777
01/01/2017 to 12/31/2017	18.58005	23.87390	1,128,472
01/01/2018 to 12/31/2018	23.87390	23.97043	1,091,150
01/01/2019 to 12/31/2019	23.97043	32.46495	879,233
01/01/2020 to 12/31/2020	32.46495	41.63955	488,865
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99859	10.19489	13,864
01/01/2013 to 12/31/2013	10.19489	13.47958	256,143
01/01/2014 to 12/31/2014	13.47958	14.60434	439,378
01/01/2015 to 12/31/2015	14.60434	14.25237	732,691
01/01/2016 to 12/31/2016	14.25237	15.89439	1,378,642
01/01/2017 to 12/31/2017	15.89439	18.33417	1,728,242
01/01/2018 to 12/31/2018	18.33417	16.19161	1,430,226
01/01/2019 to 12/31/2019	16.19161	20.58742	1,312,121
01/01/2020 to 12/31/2020	20.58742	21.02567	783,677
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.44014	10.91114	1,843,266
01/01/2012 to 12/31/2012	10.91114	12.82923	3,548,651
01/01/2013 to 12/31/2013	12.82923	16.67092	4,014,907
01/01/2014 to 12/31/2014	16.67092	18.27663	3,480,984
01/01/2015 to 12/31/2015	18.27663	16.94451	6,106,619
01/01/2016 to 12/31/2016	16.94451	16.93108	5,453,059
01/01/2017 to 12/31/2017	16.93108	21.15309	5,127,763
01/01/2018 to 12/31/2018	21.15309	19.88736	4,359,441
01/01/2019 to 12/31/2019	19.88736	25.44449	3,189,278
01/01/2020 to 12/31/2020	25.44449	33.72599	1,670,745

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.25860	10.79250	1,541,843
01/01/2012 to 12/31/2012	10.79250	12.42576	2,559,321
01/01/2013 to 12/31/2013	12.42576	17.34560	3,361,108
01/01/2014 to 12/31/2014	17.34560	19.48059	3,280,259
01/01/2015 to 12/31/2015	19.48059	18.06995	3,049,764
01/01/2016 to 12/31/2016	18.06995	21.00158	3,223,522
01/01/2017 to 12/31/2017	21.00158	23.49230	3,165,223
01/01/2018 to 12/31/2018	23.49230	19.29382	2,605,211
01/01/2019 to 12/31/2019	19.29382	22.95158	2,041,566
01/01/2020 to 12/31/2020	22.95158	22.15861	1,169,835
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.61981	10.54353	35,425,896
01/01/2012 to 12/31/2012	10.54353	11.43927	61,697,638
01/01/2013 to 12/31/2013	11.43927	12.28073	59,881,764
01/01/2014 to 12/31/2014	12.28073	12.76916	55,142,183
01/01/2015 to 12/31/2015	12.76916	12.57011	50,440,583
01/01/2016 to 12/31/2016	12.57011	13.03960	44,590,686
01/01/2017 to 12/31/2017	13.03960	14.11702	40,904,452
01/01/2018 to 12/31/2018	14.11702	13.48165	34,477,792
01/01/2019 to 12/31/2019	13.48165	15.20591	25,646,358
01/01/2020 to 12/31/2020	15.20591	16.30486	18,682,906
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01851	10.06978	272,121
01/01/2012 to 12/31/2012	10.06978	10.60206	2,785,266
01/01/2013 to 12/31/2013	10.60206	10.18071	1,948,139
01/01/2014 to 12/31/2014	10.18071	10.61419	2,751,178
01/01/2015 to 12/31/2015	10.61419	10.40575	3,171,296
01/01/2016 to 12/31/2016	10.40575	10.65976	3,789,896
01/01/2017 to 12/31/2017	10.65976	11.07321	4,032,667
01/01/2018 to 12/31/2018	11.07321	10.79547	3,912,650
01/01/2019 to 12/31/2019	10.79547	11.64706	3,562,431
01/01/2020 to 12/31/2020	11.64706	12.14167	2,669,397
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.53321	10.63290	27,741,061
01/01/2012 to 12/31/2012	10.63290	11.80236	53,001,698
01/01/2013 to 12/31/2013	11.80236	13.57707	60,829,221
01/01/2014 to 12/31/2014	13.57707	14.57389	61,007,482
01/01/2015 to 12/31/2015	14.57389	14.23837	99,241,581
01/01/2016 to 12/31/2016	14.23837	15.40973	92,514,725
01/01/2017 to 12/31/2017	15.40973	17.58685	154,281,993
01/01/2018 to 12/31/2018	17.58685	15.97319	124,851,709
01/01/2019 to 12/31/2019	15.97319	18.71306	92,737,612
01/01/2020 to 12/31/2020	18.71306	19.47222	55,076,317
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.91439	11.10006	545,381
01/01/2012 to 12/31/2012	11.10006	12.96275	1,354,854
01/01/2013 to 12/31/2013	12.96275	16.87460	1,736,116
01/01/2014 to 12/31/2014	16.87460	19.44302	2,389,247
01/01/2015 to 12/31/2015	19.44302	19.70100	2,233,073
01/01/2016 to 12/31/2016	19.70100	22.24202	2,418,798
01/01/2017 to 12/31/2017	22.24202	26.73003	2,185,810
01/01/2018 to 12/31/2018	26.73003	24.11431	1,835,837
01/01/2019 to 12/31/2019	24.11431	29.50389	1,260,546
01/01/2020 to 12/31/2020	29.50389	27.49792	599,447

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99859	8.89689	4,804,905
01/01/2012 to 12/31/2012	8.89689	9.89612	11,166,035
01/01/2013 to 12/31/2013	9.89612	11.90675	14,502,005
01/01/2014 to 12/31/2014	11.90675	12.46527	15,393,481
01/01/2015 to 12/31/2015	12.46527	12.27176	15,395,716
01/01/2016 to 12/31/2016	12.27176	12.82623	13,796,952
01/01/2017 to 12/31/2017	12.82623	14.90233	11,736,301
01/01/2018 to 12/31/2018	14.90233	13.69146	10,284,715
01/01/2019 to 12/31/2019	13.69146	16.31266	5,710,779
01/01/2020 to 12/31/2020	16.31266	17.89161	2,175,582
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.18384	10.40658	1,042,929
01/01/2012 to 12/31/2012	10.40658	12.28287	1,809,244
01/01/2013 to 12/31/2013	12.28287	17.00181	2,082,691
01/01/2014 to 12/31/2014	17.00181	17.53857	1,979,401
01/01/2015 to 12/31/2015	17.53857	17.47055	1,642,461
01/01/2016 to 12/31/2016	17.47055	18.49644	1,417,333
01/01/2017 to 12/31/2017	18.49644	23.21770	1,317,676
01/01/2018 to 12/31/2018	23.21770	20.34619	1,160,056
01/01/2019 to 12/31/2019	20.34619	27.29708	850,294
01/01/2020 to 12/31/2020	27.29708	36.27461	418,391
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.64476	12.30830	1,033,660
01/01/2012 to 12/31/2012	12.30830	13.57203	1,888,934
01/01/2013 to 12/31/2013	13.57203	18.03404	2,492,070
01/01/2014 to 12/31/2014	18.03404	18.40461	2,220,904
01/01/2015 to 12/31/2015	18.40461	18.23393	2,156,397
01/01/2016 to 12/31/2016	18.23393	20.08921	2,167,372
01/01/2017 to 12/31/2017	20.08921	24.47172	1,957,445
01/01/2018 to 12/31/2018	24.47172	22.03199	1,809,047
01/01/2019 to 12/31/2019	22.03199	28.18087	1,473,214
01/01/2020 to 12/31/2020	28.18087	41.10716	737,593
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.49200	10.62167	635,080
01/01/2012 to 12/31/2012	10.62167	12.33695	1,206,539
01/01/2013 to 12/31/2013	12.33695	16.66308	1,462,253
01/01/2014 to 12/31/2014	16.66308	17.24268	1,357,357
01/01/2015 to 12/31/2015	17.24268	16.21902	1,080,324
01/01/2016 to 12/31/2016	16.21902	20.60010	1,400,633
01/01/2017 to 12/31/2017	20.60010	21.73867	1,234,746
01/01/2018 to 12/31/2018	21.73867	17.71857	944,162
01/01/2019 to 12/31/2019	17.71857	21.24564	799,223
01/01/2020 to 12/31/2020	21.24564	21.06460	505,186
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.71605	10.74314	44,365,420
01/01/2012 to 12/31/2012	10.74314	11.98557	92,816,256
01/01/2013 to 12/31/2013	11.98557	13.76509	111,094,453
01/01/2014 to 12/31/2014	13.76509	14.32668	107,422,146
01/01/2015 to 12/31/2015	14.32668	14.08904	135,986,861
01/01/2016 to 12/31/2016	14.08904	14.89482	125,611,954
01/01/2017 to 12/31/2017	14.89482	16.89832	116,327,275
01/01/2018 to 12/31/2018	16.89832	15.72480	100,366,610
01/01/2019 to 12/31/2019	15.72480	18.67952	75,453,763
01/01/2020 to 12/31/2020	18.67952	20.66355	49,064,615

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Growth Opportunities Portfolio
02/10/2014* to 12/31/2014	9.99859	10.50745	30,027
01/01/2015 to 12/31/2015	10.50745	10.48375	18,084
01/01/2016 to 12/31/2016	10.48375	10.86751	19,201
01/01/2017 to 12/31/2017	10.86751	12.86316	19,810
01/01/2018 to 12/31/2018	12.86316	11.67772	21,235
01/01/2019 to 12/31/2019	11.67772	14.31745	12,010
01/01/2020 to 12/31/2020	14.31745	16.00215	27,856
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.16117	10.78581	3,234,502
01/01/2012 to 12/31/2012	10.78581	12.46639	6,730,374
01/01/2013 to 12/31/2013	12.46639	17.64982	7,755,997
01/01/2014 to 12/31/2014	17.64982	18.79769	8,100,535
01/01/2015 to 12/31/2015	18.79769	20.24900	7,341,629
01/01/2016 to 12/31/2016	20.24900	20.44263	6,445,719
01/01/2017 to 12/31/2017	20.44263	27.70961	6,167,260
01/01/2018 to 12/31/2018	27.70961	28.28909	5,600,759
01/01/2019 to 12/31/2019	28.28909	35.65861	4,067,899
01/01/2020 to 12/31/2020	35.65861	49.00585	2,080,698
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.69150	10.45834	772,322
01/01/2012 to 12/31/2012	10.45834	11.65803	2,127,026
01/01/2013 to 12/31/2013	11.65803	15.42829	2,133,134
01/01/2014 to 12/31/2014	15.42829	15.40233	2,019,297
01/01/2015 to 12/31/2015	15.40233	14.22243	1,674,209
01/01/2016 to 12/31/2016	14.22243	14.83806	1,521,862
01/01/2017 to 12/31/2017	14.83806	17.00087	1,487,779
01/01/2018 to 12/31/2018	17.00087	15.08768	1,436,345
01/01/2019 to 12/31/2019	15.08768	18.68276	4,985,255
01/01/2020 to 12/31/2020	18.68276	18.74900	3,253,668
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.50158	9.61963	3,652,343
01/01/2012 to 12/31/2012	9.61963	9.79779	6,128,268
01/01/2013 to 12/31/2013	9.79779	11.11270	5,639,099
01/01/2014 to 12/31/2014	11.11270	10.01041	5,529,020
01/01/2015 to 12/31/2015	10.01041	7.94568	4,623,098
01/01/2016 to 12/31/2016	7.94568	9.73362	4,360,519
01/01/2017 to 12/31/2017	9.73362	10.55477	4,299,192
01/01/2018 to 12/31/2018	10.55477	8.64662	3,118,714
01/01/2019 to 12/31/2019	8.64662	9.93334	2,930,724
01/01/2020 to 12/31/2020	9.93334	9.54742	1,853,831
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.52646	10.93968	738,315
01/01/2012 to 12/31/2012	10.93968	12.73323	1,339,734
01/01/2013 to 12/31/2013	12.73323	16.57418	1,523,954
01/01/2014 to 12/31/2014	16.57418	18.73137	1,328,903
01/01/2015 to 12/31/2015	18.73137	17.19612	1,111,249
01/01/2016 to 12/31/2016	17.19612	19.27023	1,182,512
01/01/2017 to 12/31/2017	19.27023	22.45389	1,005,197
01/01/2018 to 12/31/2018	22.45389	18.42270	832,514
01/01/2019 to 12/31/2019	18.42270	21.57673	663,061
01/01/2020 to 12/31/2020	21.57673	19.97710	415,907

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99859	8.83435	4,284,929
01/01/2012 to 12/31/2012	8.83435	9.63986	13,644,816
01/01/2013 to 12/31/2013	9.63986	11.41894	24,369,833
01/01/2014 to 12/31/2014	11.41894	11.84282	25,627,375
01/01/2015 to 12/31/2015	11.84282	11.56788	22,842,613
01/01/2016 to 12/31/2016	11.56788	12.11360	20,178,757
01/01/2017 to 12/31/2017	12.11360	13.52694	18,369,022
01/01/2018 to 12/31/2018	13.52694	12.63128	14,364,879
01/01/2019 to 12/31/2019	12.63128	14.96871	12,086,271
01/01/2020 to 12/31/2020	14.96871	15.69399	8,177,238
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.42309	10.86347	5,381,783
01/01/2012 to 12/31/2012	10.86347	11.51711	8,850,479
01/01/2013 to 12/31/2013	11.51711	11.15231	9,405,233
01/01/2014 to 12/31/2014	11.15231	11.75168	11,611,010
01/01/2015 to 12/31/2015	11.75168	11.69480	11,851,082
01/01/2016 to 12/31/2016	11.69480	12.08851	12,324,766
01/01/2017 to 12/31/2017	12.08851	12.63316	12,865,557
01/01/2018 to 12/31/2018	12.63316	12.13609	17,296,836
01/01/2019 to 12/31/2019	12.13609	13.39734	13,285,457
01/01/2020 to 12/31/2020	13.39734	14.23740	7,967,822
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	9.99859	10.38369	9,917
01/01/2013 to 12/31/2013	10.38369	9.37686	18,466
01/01/2014 to 12/31/2014	9.37686	9.34226	17,693
01/01/2015 to 12/31/2015	9.34226	8.90025	10,213
01/01/2016 to 12/31/2016	8.90025	9.67726	15,292
01/01/2017 to 12/31/2017	9.67726	10.39813	16,550
01/01/2018 to 12/31/2018	10.39813	9.53902	12,330
01/01/2019 to 12/31/2019	9.53902	10.76945	12,156
01/01/2020 to 12/31/2020	10.76945	11.37459	19,590
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	9.90736	8.80449	3,879
01/01/2019 to 12/31/2019	8.80449	10.59500	3,143
01/01/2020 to 12/31/2020	10.59500	11.55974	5,947
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	9.91805	9.39322	5,146
01/01/2019 to 12/31/2019	9.39322	12.10281	7,810
01/01/2020 to 12/31/2020	12.10281	14.04758	20,995
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II - Cliff M&E (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/18/2019 to 12/31/2019	13.30141	14.04247	3,404,343
01/01/2020 to 12/31/2020	14.04247	14.35676	3,127,469
AST Advanced Strategies Portfolio
03/18/2019 to 12/31/2019	17.11008	18.69395	11,370,627
01/01/2020 to 12/31/2020	18.69395	20.29742	9,927,978
AST AllianzGI World Trends Portfolio
03/18/2019 to 12/31/2019	14.23496	15.36938	12,495,896
01/01/2020 to 12/31/2020	15.36938	17.20308	11,224,018
AST Balanced Asset Allocation Portfolio
03/18/2019 to 12/31/2019	16.27848	17.56017	11,711,949
01/01/2020 to 12/31/2020	17.56017	19.25373	10,120,697
AST BlackRock Global Strategies Portfolio
03/18/2019 to 12/31/2019	12.47661	13.29333	5,277,807
01/01/2020 to 12/31/2020	13.29333	13.65865	4,754,168
AST BlackRock Low Duration Bond Portfolio
03/18/2019 to 12/31/2019	9.56304	9.71997	246,933
01/01/2020 to 12/31/2020	9.71997	9.77963	237,534
AST BlackRock/Loomis Sayles Bond Portfolio
03/18/2019 to 12/31/2019	11.05019	11.62229	478,743
01/01/2020 to 12/31/2020	11.62229	12.24117	472,619
AST Bond Portfolio 2021
03/18/2019 to 12/31/2019	12.62987	12.93078	1,811,355
01/01/2020 to 12/31/2020	12.93078	13.08467	3,617,087
AST Bond Portfolio 2022
03/18/2019 to 12/31/2019	11.76155	12.12452	339,834
01/01/2020 to 12/31/2020	12.12452	12.48974	1,038,704
AST Bond Portfolio 2023
03/18/2019 to 12/31/2019	10.02270	10.38676	71,383
01/01/2020 to 12/31/2020	10.38676	10.87944	60,128
AST Bond Portfolio 2024
03/18/2019 to 12/31/2019	9.73791	10.20371	287,557
01/01/2020 to 12/31/2020	10.20371	10.87626	98,115
AST Bond Portfolio 2025
03/18/2019 to 12/31/2019	11.17544	11.78307	465,189
01/01/2020 to 12/31/2020	11.78307	12.87092	177,366
AST Bond Portfolio 2026
03/18/2019 to 12/31/2019	9.83273	10.46638	1,961,427
01/01/2020 to 12/31/2020	10.46638	11.36387	444,410
AST Bond Portfolio 2027
03/18/2019 to 12/31/2019	9.77882	10.45627	1,132,859
01/01/2020 to 12/31/2020	10.45627	11.47519	716,295
AST Bond Portfolio 2028
03/18/2019 to 12/31/2019	9.78561	10.54486	529,203
01/01/2020 to 12/31/2020	10.54486	11.86333	41
AST Bond Portfolio 2029
03/18/2019 to 12/31/2019	9.81823	10.63309	897,133
01/01/2020 to 12/31/2020	10.63309	12.13049	0
AST Bond Portfolio 2030
03/18/2019 to 12/31/2019	10.29832	11.22275	374,528
01/01/2020 to 12/31/2020	11.22275	12.60735	1,406,992

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99895	11.10501	2,949,544
AST Capital Growth Asset Allocation Portfolio
03/18/2019 to 12/31/2019	17.73223	19.28247	21,559,782
01/01/2020 to 12/31/2020	19.28247	21.45461	19,393,038
AST ClearBridge Dividend Growth Portfolio
03/18/2019 to 12/31/2019	16.89584	19.29017	108,169
01/01/2020 to 12/31/2020	19.29017	19.81813	80,137
AST Cohen & Steers Global Realty Portfolio
03/18/2019 to 12/31/2019	17.02306	18.54223	37,900
01/01/2020 to 12/31/2020	18.54223	17.65400	36,909
AST Cohen & Steers Realty Portfolio
03/18/2019 to 12/31/2019	21.27776	24.03292	71,940
01/01/2020 to 12/31/2020	24.03292	22.90735	60,317
AST Emerging Markets Equity Portfolio
03/18/2019 to 12/31/2019	9.90616	10.17036	85,912
01/01/2020 to 12/31/2020	10.17036	10.38230	147,569
AST Fidelity Institutional AM® Quantitative Portfolio
03/18/2019 to 12/31/2019	14.93204	16.23881	7,615,456
01/01/2020 to 12/31/2020	16.23881	17.32582	6,744,725
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99948	10.06418	70,272
AST Goldman Sachs Multi-Asset Portfolio
03/18/2019 to 12/31/2019	13.35334	14.24339	7,695,974
01/01/2020 to 12/31/2020	14.24339	15.22569	7,008,496
AST Goldman Sachs Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	22.10836	23.43332	95,131
01/01/2020 to 12/31/2020	23.43332	23.54821	94,905
AST Government Money Market Portfolio
03/18/2019 to 12/31/2019	8.58810	8.56794	363,846
01/01/2020 to 12/31/2020	8.56794	8.42399	586,085
AST High Yield Portfolio
03/18/2019 to 12/31/2019	14.88570	15.81572	159,757
01/01/2020 to 12/31/2020	15.81572	15.92429	130,132
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	21.47621	23.32541	41,390
01/01/2020 to 12/31/2020	23.32541	22.94414	39,004
AST International Growth Portfolio
03/18/2019 to 12/31/2019	15.15268	17.19477	50,890
01/01/2020 to 12/31/2020	17.19477	22.15148	51,534
AST International Value Portfolio
03/18/2019 to 12/31/2019	12.10015	12.95687	44,730
01/01/2020 to 12/31/2020	12.95687	12.63369	43,947
AST Investment Grade Bond Portfolio
03/18/2019 to 12/31/2019	10.43520	11.12060	1,204,524
01/01/2020 to 12/31/2020	11.12060	12.70581	443,071
AST J.P. Morgan Global Thematic Portfolio
03/18/2019 to 12/31/2019	15.93168	17.22240	5,490,375
01/01/2020 to 12/31/2020	17.22240	19.11864	4,879,771
AST J.P. Morgan International Equity Portfolio
03/18/2019 to 12/31/2019	12.82622	14.34080	88,548
01/01/2020 to 12/31/2020	14.34080	15.90848	72,524
AST J.P. Morgan Strategic Opportunities Portfolio
03/18/2019 to 12/31/2019	13.77507	14.63843	2,975,084
01/01/2020 to 12/31/2020	14.63843	15.99059	2,723,893

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	27.09401	30.37627	63,018
01/01/2020 to 12/31/2020	30.37627	45.90261	59,713
AST Loomis Sayles Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	28.07367	31.66749	169,169
01/01/2020 to 12/31/2020	31.66749	40.88043	120,540
AST MFS Global Equity Portfolio
03/18/2019 to 12/31/2019	19.88595	22.22222	313,439
01/01/2020 to 12/31/2020	22.22222	24.89123	275,435
AST MFS Growth Allocation Portfolio
03/18/2019 to 12/31/2019	13.76270	15.22538	2,860,246
01/01/2020 to 12/31/2020	15.22538	16.41092	2,878,914
AST MFS Growth Portfolio
03/18/2019 to 12/31/2019	27.32256	31.82341	53,837
01/01/2020 to 12/31/2020	31.82341	40.73364	39,700
AST MFS Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	18.01616	20.28059	101,112
01/01/2020 to 12/31/2020	20.28059	20.67010	85,626
AST Mid-Cap Growth Portfolio
03/18/2019 to 12/31/2019	22.64715	24.94126	333,857
01/01/2020 to 12/31/2020	24.94126	32.99176	271,404
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	21.68967	22.49821	95,356
01/01/2020 to 12/31/2020	22.49821	21.67682	86,591
AST Preservation Asset Allocation Portfolio
03/18/2019 to 12/31/2019	14.00159	14.90552	9,074,114
01/01/2020 to 12/31/2020	14.90552	15.95021	8,400,464
AST Prudential Core Bond Portfolio
03/18/2019 to 12/31/2019	10.82212	11.45521	123,825
01/01/2020 to 12/31/2020	11.45521	11.91734	135,015
AST Prudential Growth Allocation Portfolio
03/18/2019 to 12/31/2019	17.12447	18.34307	23,265,387
01/01/2020 to 12/31/2020	18.34307	19.04851	20,282,918
AST QMA US Equity Alpha Portfolio
03/18/2019 to 12/31/2019	26.47654	28.92119	86,764
01/01/2020 to 12/31/2020	28.92119	26.89988	80,232
AST Quantitative Modeling Portfolio
03/18/2019 to 12/31/2019	14.76651	16.02711	11,600,892
01/01/2020 to 12/31/2020	16.02711	17.54260	6,828,307
AST Small-Cap Growth Opportunities Portfolio
03/18/2019 to 12/31/2019	24.27197	26.75703	36,850
01/01/2020 to 12/31/2020	26.75703	35.48488	32,007
AST Small-Cap Growth Portfolio
03/18/2019 to 12/31/2019	26.23724	27.62375	46,211
01/01/2020 to 12/31/2020	27.62375	40.21255	35,637
AST Small-Cap Value Portfolio
03/18/2019 to 12/31/2019	19.86645	20.82601	34,416
01/01/2020 to 12/31/2020	20.82601	20.60660	34,352
AST T. Rowe Price Asset Allocation Portfolio
03/18/2019 to 12/31/2019	16.79254	18.31077	24,889,087
01/01/2020 to 12/31/2020	18.31077	20.21437	22,454,958
AST T. Rowe Price Large-Cap Growth Portfolio
03/18/2019 to 12/31/2019	31.71108	34.95341	230,901
01/01/2020 to 12/31/2020	34.95341	47.93904	194,084

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
03/18/2019 to 12/31/2019	16.56277	18.31332	227,350
01/01/2020 to 12/31/2020	18.31332	18.34095	207,724
AST T. Rowe Price Natural Resources Portfolio
03/18/2019 to 12/31/2019	9.54289	9.73676	134,688
01/01/2020 to 12/31/2020	9.73676	9.33955	135,066
AST WEDGE Capital Mid-Cap Value Portfolio
03/18/2019 to 12/31/2019	20.33415	21.15050	34,076
01/01/2020 to 12/31/2020	21.15050	19.54254	34,015
AST Wellington Management Hedged Equity Portfolio
03/18/2019 to 12/31/2019	13.52510	14.70649	7,884,676
01/01/2020 to 12/31/2020	14.70649	15.38780	6,812,973
AST Western Asset Core Plus Bond Portfolio
03/18/2019 to 12/31/2019	12.24217	13.13249	736,085
01/01/2020 to 12/31/2020	13.13249	13.92758	655,777
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV or With Combo 5% and HAV - Cliff M&E (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.78127	10.27449	7,930,280
01/01/2012 to 12/31/2012	10.27449	11.32236	11,077,684
01/01/2013 to 12/31/2013	11.32236	12.19011	10,523,493
01/01/2014 to 12/31/2014	12.19011	12.38986	9,625,080
01/01/2015 to 12/31/2015	12.38986	11.73914	7,485,336
01/01/2016 to 12/31/2016	11.73914	12.22137	6,657,645
01/01/2017 to 12/31/2017	12.22137	13.47124	6,613,492
01/01/2018 to 12/31/2018	13.47124	12.11393	4,605,579
01/01/2019 to 12/31/2019	12.11393	13.76372	5,933,869
01/01/2020 to 12/31/2020	13.76372	14.04313	7,319,654
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.88690	10.67064	7,536,489
01/01/2012 to 12/31/2012	10.67064	11.87203	13,895,266
01/01/2013 to 12/31/2013	11.87203	13.54713	14,169,565
01/01/2014 to 12/31/2014	13.54713	14.07267	13,538,746
01/01/2015 to 12/31/2015	14.07267	13.88783	12,198,105
01/01/2016 to 12/31/2016	13.88783	14.56311	11,308,232
01/01/2017 to 12/31/2017	14.56311	16.67151	10,544,373
01/01/2018 to 12/31/2018	16.67151	15.35892	8,961,668
01/01/2019 to 12/31/2019	15.35892	18.32330	9,574,242
01/01/2020 to 12/31/2020	18.32330	19.85438	10,058,352
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.77337	10.35589	6,297,134
01/01/2012 to 12/31/2012	10.35589	11.18047	11,013,705
01/01/2013 to 12/31/2013	11.18047	12.30719	11,015,991
01/01/2014 to 12/31/2014	12.30719	12.66800	10,238,199
01/01/2015 to 12/31/2015	12.66800	12.38138	9,740,122
01/01/2016 to 12/31/2016	12.38138	12.70553	8,734,440
01/01/2017 to 12/31/2017	12.70553	14.45873	8,379,981
01/01/2018 to 12/31/2018	14.45873	13.03493	6,798,568
01/01/2019 to 12/31/2019	13.03493	15.06437	7,138,166
01/01/2020 to 12/31/2020	15.06437	16.82726	7,614,763
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.73966	10.38658	11,643,017
01/01/2012 to 12/31/2012	10.38658	11.43662	18,171,064
01/01/2013 to 12/31/2013	11.43662	13.17247	18,699,184
01/01/2014 to 12/31/2014	13.17247	13.73688	17,790,247
01/01/2015 to 12/31/2015	13.73688	13.51240	16,519,233
01/01/2016 to 12/31/2016	13.51240	14.06251	15,092,781
01/01/2017 to 12/31/2017	14.06251	15.82021	13,917,887
01/01/2018 to 12/31/2018	15.82021	14.72202	11,978,545
01/01/2019 to 12/31/2019	14.72202	17.21153	12,448,517
01/01/2020 to 12/31/2020	17.21153	18.83298	13,968,847

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99826	9.13879	2,250,990
01/01/2012 to 12/31/2012	9.13879	10.01086	5,203,950
01/01/2013 to 12/31/2013	10.01086	10.86430	5,355,492
01/01/2014 to 12/31/2014	10.86430	11.15680	5,070,743
01/01/2015 to 12/31/2015	11.15680	10.59478	4,683,923
01/01/2016 to 12/31/2016	10.59478	11.09480	4,263,071
01/01/2017 to 12/31/2017	11.09480	12.23238	4,081,605
01/01/2018 to 12/31/2018	12.23238	11.34201	3,349,903
01/01/2019 to 12/31/2019	11.34201	13.06040	3,058,583
01/01/2020 to 12/31/2020	13.06040	13.39180	3,399,395
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.06943	10.07987	444,733
01/01/2012 to 12/31/2012	10.07987	10.33107	864,280
01/01/2013 to 12/31/2013	10.33107	9.89418	887,249
01/01/2014 to 12/31/2014	9.89418	9.67708	855,438
01/01/2015 to 12/31/2015	9.67708	9.51958	733,064
01/01/2016 to 12/31/2016	9.51958	9.47295	756,468
01/01/2017 to 12/31/2017	9.47295	9.43279	742,396
01/01/2018 to 12/31/2018	9.43279	9.30250	548,402
01/01/2019 to 12/31/2019	9.30250	9.52816	783,137
01/01/2020 to 12/31/2020	9.52816	9.56734	976,776
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.34172	10.44670	5,705,528
01/01/2012 to 12/31/2012	10.44670	11.18028	9,414,126
01/01/2013 to 12/31/2013	11.18028	10.74438	9,411,995
01/01/2014 to 12/31/2014	10.74438	10.96377	8,213,489
01/01/2015 to 12/31/2015	10.96377	10.50721	7,210,435
01/01/2016 to 12/31/2016	10.50721	10.72204	6,898,896
01/01/2017 to 12/31/2017	10.72204	10.95529	6,992,498
01/01/2018 to 12/31/2018	10.95529	10.65326	5,566,956
01/01/2019 to 12/31/2019	10.65326	11.39178	6,988,652
01/01/2020 to 12/31/2020	11.39178	11.97400	8,482,496
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.82029	10.33635	7,593,614
01/01/2012 to 12/31/2012	10.33635	11.50768	11,785,115
01/01/2013 to 12/31/2013	11.50768	13.82131	13,677,902
01/01/2014 to 12/31/2014	13.82131	14.47761	13,579,516
01/01/2015 to 12/31/2015	14.47761	14.24918	12,749,908
01/01/2016 to 12/31/2016	14.24918	14.90433	12,003,740
01/01/2017 to 12/31/2017	14.90433	17.20269	11,804,840
01/01/2018 to 12/31/2018	17.20269	15.79233	9,968,901
01/01/2019 to 12/31/2019	15.79233	18.90043	11,422,717
01/01/2020 to 12/31/2020	18.90043	20.98669	12,455,989
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99826	11.61742	34,276
01/01/2014 to 12/31/2014	11.61742	12.92135	120,929
01/01/2015 to 12/31/2015	12.92135	12.19819	216,391
01/01/2016 to 12/31/2016	12.19819	13.72148	283,169
01/01/2017 to 12/31/2017	13.72148	15.90644	303,812
01/01/2018 to 12/31/2018	15.90644	14.82847	249,038
01/01/2019 to 12/31/2019	14.82847	19.02192	329,787
01/01/2020 to 12/31/2020	19.02192	19.50268	430,121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.53165	10.72094	190,352
01/01/2012 to 12/31/2012	10.72094	13.30873	520,200
01/01/2013 to 12/31/2013	13.30873	13.59570	441,221
01/01/2014 to 12/31/2014	13.59570	15.16355	413,940
01/01/2015 to 12/31/2015	15.16355	14.83180	340,933
01/01/2016 to 12/31/2016	14.83180	14.65107	259,997
01/01/2017 to 12/31/2017	14.65107	15.90570	254,108
01/01/2018 to 12/31/2018	15.90570	14.83656	186,929
01/01/2019 to 12/31/2019	14.83656	18.17468	216,706
01/01/2020 to 12/31/2020	18.17468	17.26870	247,769
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.77181	12.28453	287,342
01/01/2012 to 12/31/2012	12.28453	13.87195	637,193
01/01/2013 to 12/31/2013	13.87195	14.00615	695,083
01/01/2014 to 12/31/2014	14.00615	17.95101	590,923
01/01/2015 to 12/31/2015	17.95101	18.42533	529,969
01/01/2016 to 12/31/2016	18.42533	18.90802	485,470
01/01/2017 to 12/31/2017	18.90802	19.66812	461,635
01/01/2018 to 12/31/2018	19.66812	18.33739	333,568
01/01/2019 to 12/31/2019	18.33739	23.55652	360,918
01/01/2020 to 12/31/2020	23.55652	22.40740	500,929
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.66195	9.10284	664,092
01/01/2012 to 12/31/2012	9.10284	10.50918	1,181,912
01/01/2013 to 12/31/2013	10.50918	10.31145	1,168,271
01/01/2014 to 12/31/2014	10.31145	9.62209	1,032,136
01/01/2015 to 12/31/2015	9.62209	7.84425	931,152
01/01/2016 to 12/31/2016	7.84425	8.62930	840,971
01/01/2017 to 12/31/2017	8.62930	10.67714	878,413
01/01/2018 to 12/31/2018	10.67714	8.98352	744,679
01/01/2019 to 12/31/2019	8.98352	9.96887	995,878
01/01/2020 to 12/31/2020	9.96887	10.15564	1,383,433
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	11.00198	10.60927	5,374,961
01/01/2012 to 12/31/2012	10.60927	11.49073	9,010,294
01/01/2013 to 12/31/2013	11.49073	12.90995	9,037,919
01/01/2014 to 12/31/2014	12.90995	13.03710	8,381,745
01/01/2015 to 12/31/2015	13.03710	12.88970	7,658,849
01/01/2016 to 12/31/2016	12.88970	13.15637	7,087,521
01/01/2017 to 12/31/2017	13.15637	15.00254	6,794,577
01/01/2018 to 12/31/2018	15.00254	13.54839	5,628,931
01/01/2019 to 12/31/2019	13.54839	15.91673	6,020,964
01/01/2020 to 12/31/2020	15.91673	16.94737	6,806,679
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99942	10.06149	552,593

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.68940	10.41222	4,103,365
01/01/2012 to 12/31/2012	10.41222	11.22580	6,407,141
01/01/2013 to 12/31/2013	11.22580	12.06932	6,447,232
01/01/2014 to 12/31/2014	12.06932	12.29341	5,849,519
01/01/2015 to 12/31/2015	12.29341	11.92573	4,782,241
01/01/2016 to 12/31/2016	11.92573	12.28947	4,290,001
01/01/2017 to 12/31/2017	12.28947	13.51005	4,372,627
01/01/2018 to 12/31/2018	13.51005	12.29132	3,135,305
01/01/2019 to 12/31/2019	12.29132	13.96110	3,702,800
01/01/2020 to 12/31/2020	13.96110	14.89343	4,486,336
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.47751	11.38312	365,908
01/01/2012 to 12/31/2012	11.38312	12.89210	687,005
01/01/2013 to 12/31/2013	12.89210	17.52034	754,500
01/01/2014 to 12/31/2014	17.52034	18.38705	760,935
01/01/2015 to 12/31/2015	18.38705	17.01185	666,868
01/01/2016 to 12/31/2016	17.01185	20.70469	578,584
01/01/2017 to 12/31/2017	20.70469	22.74177	571,317
01/01/2018 to 12/31/2018	22.74177	19.13040	444,365
01/01/2019 to 12/31/2019	19.13040	22.96820	538,590
01/01/2020 to 12/31/2020	22.96820	23.03368	756,336
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.83210	9.62805	976,585
01/01/2012 to 12/31/2012	9.62805	9.42621	856,782
01/01/2013 to 12/31/2013	9.42621	9.22821	641,576
01/01/2014 to 12/31/2014	9.22821	9.03434	566,785
01/01/2015 to 12/31/2015	9.03434	8.84463	698,243
01/01/2016 to 12/31/2016	8.84463	8.65942	592,139
01/01/2017 to 12/31/2017	8.65942	8.50697	420,122
01/01/2018 to 12/31/2018	8.50697	8.43563	368,897
01/01/2019 to 12/31/2019	8.43563	8.39821	962,712
01/01/2020 to 12/31/2020	8.39821	8.24034	1,254,766
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.75077	10.85949	414,596
01/01/2012 to 12/31/2012	10.85949	12.10603	940,570
01/01/2013 to 12/31/2013	12.10603	12.70285	764,877
01/01/2014 to 12/31/2014	12.70285	12.75411	710,577
01/01/2015 to 12/31/2015	12.75411	12.04126	602,225
01/01/2016 to 12/31/2016	12.04126	13.60403	544,746
01/01/2017 to 12/31/2017	13.60403	14.31431	536,369
01/01/2018 to 12/31/2018	14.31431	13.73367	400,616
01/01/2019 to 12/31/2019	13.73367	15.50241	489,964
01/01/2020 to 12/31/2020	15.50241	15.57695	549,534
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.60710	9.95015	114,797
01/01/2012 to 12/31/2012	9.95015	11.38581	182,558
01/01/2013 to 12/31/2013	11.38581	15.59005	286,238
01/01/2014 to 12/31/2014	15.59005	17.36079	338,509
01/01/2015 to 12/31/2015	17.36079	15.66437	332,725
01/01/2016 to 12/31/2016	15.66437	18.38597	269,085
01/01/2017 to 12/31/2017	18.38597	21.45578	260,626
01/01/2018 to 12/31/2018	21.45578	18.03031	230,662
01/01/2019 to 12/31/2019	18.03031	22.86306	355,128
01/01/2020 to 12/31/2020	22.86306	22.44357	460,108

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.24449	9.58589	187,387
01/01/2012 to 12/31/2012	9.58589	11.29559	297,821
01/01/2013 to 12/31/2013	11.29559	13.16577	288,766
01/01/2014 to 12/31/2014	13.16577	12.17716	295,040
01/01/2015 to 12/31/2015	12.17716	12.29675	284,441
01/01/2016 to 12/31/2016	12.29675	11.58431	249,759
01/01/2017 to 12/31/2017	11.58431	15.35957	248,199
01/01/2018 to 12/31/2018	15.35957	13.03078	273,779
01/01/2019 to 12/31/2019	13.03078	16.85372	343,094
01/01/2020 to 12/31/2020	16.85372	21.66778	434,422
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.78368	9.23249	198,630
01/01/2012 to 12/31/2012	9.23249	10.54563	279,772
01/01/2013 to 12/31/2013	10.54563	12.33410	307,502
01/01/2014 to 12/31/2014	12.33410	11.26549	290,198
01/01/2015 to 12/31/2015	11.26549	11.11906	284,240
01/01/2016 to 12/31/2016	11.11906	10.94929	266,840
01/01/2017 to 12/31/2017	10.94929	13.16563	231,803
01/01/2018 to 12/31/2018	13.16563	10.80802	193,720
01/01/2019 to 12/31/2019	10.80802	12.69965	266,372
01/01/2020 to 12/31/2020	12.69965	12.35757	333,790
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.58844	11.65657	28,245,185
01/01/2012 to 12/31/2012	11.65657	12.48437	12,185,297
01/01/2013 to 12/31/2013	12.48437	11.83322	2,586,723
01/01/2014 to 12/31/2014	11.83322	12.36430	3,220,720
01/01/2015 to 12/31/2015	12.36430	12.24661	11,855,244
01/01/2016 to 12/31/2016	12.24661	12.49409	12,647,205
01/01/2017 to 12/31/2017	12.49409	12.75993	5,679,633
01/01/2018 to 12/31/2018	12.75993	12.45717	21,385,132
01/01/2019 to 12/31/2019	12.45717	13.56524	12,569,169
01/01/2020 to 12/31/2020	13.56524	15.46733	11,486,495
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.86001	10.57177	3,640,539
01/01/2012 to 12/31/2012	10.57177	11.75519	6,361,180
01/01/2013 to 12/31/2013	11.75519	13.38210	6,280,168
01/01/2014 to 12/31/2014	13.38210	13.93493	5,980,304
01/01/2015 to 12/31/2015	13.93493	13.49945	5,268,824
01/01/2016 to 12/31/2016	13.49945	13.90612	4,706,004
01/01/2017 to 12/31/2017	13.90612	15.92331	4,506,158
01/01/2018 to 12/31/2018	15.92331	14.43807	3,576,352
01/01/2019 to 12/31/2019	14.43807	16.88134	3,677,106
01/01/2020 to 12/31/2020	16.88134	18.70175	3,456,646
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.54608	9.38012	471,899
01/01/2012 to 12/31/2012	9.38012	11.19486	754,667
01/01/2013 to 12/31/2013	11.19486	12.64339	834,403
01/01/2014 to 12/31/2014	12.64339	11.58999	865,385
01/01/2015 to 12/31/2015	11.58999	11.02943	754,096
01/01/2016 to 12/31/2016	11.02943	11.00699	732,940
01/01/2017 to 12/31/2017	11.00699	13.96977	760,676
01/01/2018 to 12/31/2018	13.96977	11.28582	614,270
01/01/2019 to 12/31/2019	11.28582	14.05673	796,199
01/01/2020 to 12/31/2020	14.05673	15.56152	968,711

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.57605	10.37847	3,919,930
01/01/2012 to 12/31/2012	10.37847	11.24938	6,213,028
01/01/2013 to 12/31/2013	11.24938	12.22821	6,104,537
01/01/2014 to 12/31/2014	12.22821	12.62374	5,567,461
01/01/2015 to 12/31/2015	12.62374	12.33605	4,924,098
01/01/2016 to 12/31/2016	12.33605	12.54118	4,480,898
01/01/2017 to 12/31/2017	12.54118	13.76941	4,137,229
01/01/2018 to 12/31/2018	13.76941	12.78772	3,244,160
01/01/2019 to 12/31/2019	12.78772	14.34816	3,639,783
01/01/2020 to 12/31/2020	14.34816	15.64149	4,127,676
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.76470	10.60883	166,469
01/01/2012 to 12/31/2012	10.60883	11.96308	366,380
01/01/2013 to 12/31/2013	11.96308	15.98615	359,521
01/01/2014 to 12/31/2014	15.98615	17.13785	364,972
01/01/2015 to 12/31/2015	17.13785	18.56219	390,119
01/01/2016 to 12/31/2016	18.56219	17.90707	365,110
01/01/2017 to 12/31/2017	17.90707	23.81386	368,003
01/01/2018 to 12/31/2018	23.81386	22.93529	322,193
01/01/2019 to 12/31/2019	22.93529	29.77423	342,016
01/01/2020 to 12/31/2020	29.77423	44.90137	469,171
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.29330	10.95551	336,887
01/01/2012 to 12/31/2012	10.95551	12.04063	653,350
01/01/2013 to 12/31/2013	12.04063	16.10352	577,122
01/01/2014 to 12/31/2014	16.10352	17.43484	900,638
01/01/2015 to 12/31/2015	17.43484	18.78781	698,619
01/01/2016 to 12/31/2016	18.78781	19.41983	659,126
01/01/2017 to 12/31/2017	19.41983	25.28556	587,964
01/01/2018 to 12/31/2018	25.28556	24.08630	446,688
01/01/2019 to 12/31/2019	24.08630	31.03918	500,603
01/01/2020 to 12/31/2020	31.03918	39.98769	503,655
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.88308	10.32113	453,670
01/01/2012 to 12/31/2012	10.32113	12.43595	818,069
01/01/2013 to 12/31/2013	12.43595	15.53932	924,018
01/01/2014 to 12/31/2014	15.53932	15.76524	893,148
01/01/2015 to 12/31/2015	15.76524	15.20794	811,824
01/01/2016 to 12/31/2016	15.20794	15.94814	766,672
01/01/2017 to 12/31/2017	15.94814	19.33665	694,836
01/01/2018 to 12/31/2018	19.33665	17.12009	543,668
01/01/2019 to 12/31/2019	17.12009	21.78151	564,922
01/01/2020 to 12/31/2020	21.78151	24.34771	628,683
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99826	10.29169	895,325
01/01/2013 to 12/31/2013	10.29169	11.98140	1,114,810
01/01/2014 to 12/31/2014	11.98140	12.33254	1,170,124
01/01/2015 to 12/31/2015	12.33254	11.92365	1,004,244
01/01/2016 to 12/31/2016	11.92365	12.17840	910,753
01/01/2017 to 12/31/2017	12.17840	13.88984	910,757
01/01/2018 to 12/31/2018	13.88984	12.47141	738,498
01/01/2019 to 12/31/2019	12.47141	14.98878	731,636
01/01/2020 to 12/31/2020	14.98878	16.12290	905,793

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.85871	10.56782	101,083
01/01/2012 to 12/31/2012	10.56782	12.11316	249,054
01/01/2013 to 12/31/2013	12.11316	16.21185	263,789
01/01/2014 to 12/31/2014	16.21185	17.25380	286,582
01/01/2015 to 12/31/2015	17.25380	18.11252	198,780
01/01/2016 to 12/31/2016	18.11252	18.07191	191,987
01/01/2017 to 12/31/2017	18.07191	23.12682	179,148
01/01/2018 to 12/31/2018	23.12682	23.12527	174,478
01/01/2019 to 12/31/2019	23.12527	31.19273	219,687
01/01/2020 to 12/31/2020	31.19273	39.84495	283,270
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99826	10.17946	487
01/01/2013 to 12/31/2013	10.17946	13.40436	30,115
01/01/2014 to 12/31/2014	13.40436	14.46368	66,282
01/01/2015 to 12/31/2015	14.46368	14.05744	124,089
01/01/2016 to 12/31/2016	14.05744	15.61340	198,007
01/01/2017 to 12/31/2017	15.61340	17.93707	273,196
01/01/2018 to 12/31/2018	17.93707	15.77605	191,046
01/01/2019 to 12/31/2019	15.77605	19.97742	252,229
01/01/2020 to 12/31/2020	19.97742	20.31958	422,399
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.40273	10.83119	496,956
01/01/2012 to 12/31/2012	10.83119	12.68323	836,897
01/01/2013 to 12/31/2013	12.68323	16.41409	857,598
01/01/2014 to 12/31/2014	16.41409	17.92176	770,824
01/01/2015 to 12/31/2015	17.92176	16.54789	1,378,929
01/01/2016 to 12/31/2016	16.54789	16.46765	1,308,923
01/01/2017 to 12/31/2017	16.46765	20.49067	1,139,274
01/01/2018 to 12/31/2018	20.49067	19.18568	936,737
01/01/2019 to 12/31/2019	19.18568	24.44678	1,021,020
01/01/2020 to 12/31/2020	24.44678	32.27170	1,112,908
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.22185	10.71360	279,795
01/01/2012 to 12/31/2012	10.71360	12.28480	466,088
01/01/2013 to 12/31/2013	12.28480	17.07924	611,307
01/01/2014 to 12/31/2014	17.07924	19.10337	646,008
01/01/2015 to 12/31/2015	19.10337	17.64787	610,672
01/01/2016 to 12/31/2016	17.64787	20.42786	634,200
01/01/2017 to 12/31/2017	20.42786	22.75780	593,925
01/01/2018 to 12/31/2018	22.75780	18.61396	442,842
01/01/2019 to 12/31/2019	18.61396	22.05268	547,806
01/01/2020 to 12/31/2020	22.05268	21.20413	740,776
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.58499	10.46635	10,310,852
01/01/2012 to 12/31/2012	10.46635	11.30921	16,150,559
01/01/2013 to 12/31/2013	11.30921	12.09170	15,260,664
01/01/2014 to 12/31/2014	12.09170	12.52144	14,101,630
01/01/2015 to 12/31/2015	12.52144	12.27605	12,732,885
01/01/2016 to 12/31/2016	12.27605	12.68287	11,691,694
01/01/2017 to 12/31/2017	12.68287	13.67509	10,989,323
01/01/2018 to 12/31/2018	13.67509	13.00614	9,206,580
01/01/2019 to 12/31/2019	13.00614	14.60987	10,642,439
01/01/2020 to 12/31/2020	14.60987	15.60200	12,833,505

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01818	10.06267	48,356
01/01/2012 to 12/31/2012	10.06267	10.55146	348,835
01/01/2013 to 12/31/2013	10.55146	10.09089	425,576
01/01/2014 to 12/31/2014	10.09089	10.47775	498,444
01/01/2015 to 12/31/2015	10.47775	10.23026	624,104
01/01/2016 to 12/31/2016	10.23026	10.43751	574,988
01/01/2017 to 12/31/2017	10.43751	10.79838	582,280
01/01/2018 to 12/31/2018	10.79838	10.48440	583,620
01/01/2019 to 12/31/2019	10.48440	11.26551	789,958
01/01/2020 to 12/31/2020	11.26551	11.69624	1,370,636
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.49547	10.55499	5,954,130
01/01/2012 to 12/31/2012	10.55499	11.66811	10,641,823
01/01/2013 to 12/31/2013	11.66811	13.36799	11,234,481
01/01/2014 to 12/31/2014	13.36799	14.29091	11,027,596
01/01/2015 to 12/31/2015	14.29091	13.90511	18,528,500
01/01/2016 to 12/31/2016	13.90511	14.98807	17,001,349
01/01/2017 to 12/31/2017	14.98807	17.03621	26,046,854
01/01/2018 to 12/31/2018	17.03621	15.40978	20,008,167
01/01/2019 to 12/31/2019	15.40978	17.97954	22,346,922
01/01/2020 to 12/31/2020	17.97954	18.63282	24,691,658
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.87869	11.01886	118,986
01/01/2012 to 12/31/2012	11.01886	12.81560	223,207
01/01/2013 to 12/31/2013	12.81560	16.61507	238,283
01/01/2014 to 12/31/2014	16.61507	19.06605	315,106
01/01/2015 to 12/31/2015	19.06605	19.24041	327,003
01/01/2016 to 12/31/2016	19.24041	21.63385	298,638
01/01/2017 to 12/31/2017	21.63385	25.89381	286,427
01/01/2018 to 12/31/2018	25.89381	23.26422	235,218
01/01/2019 to 12/31/2019	23.26422	28.34790	302,555
01/01/2020 to 12/31/2020	28.34790	26.31296	371,104
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99826	8.87255	0
01/01/2012 to 12/31/2012	8.87255	9.82884	0
01/01/2013 to 12/31/2013	9.82884	11.77773	0
01/01/2014 to 12/31/2014	11.77773	12.27998	0
01/01/2015 to 12/31/2015	12.27998	12.04019	0
01/01/2016 to 12/31/2016	12.04019	12.53316	0
01/01/2017 to 12/31/2017	12.53316	14.50269	0
01/01/2018 to 12/31/2018	14.50269	13.26972	0
01/01/2019 to 12/31/2019	13.26972	15.74582	0
01/01/2020 to 12/31/2020	15.74582	17.19957	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.14387	10.33026	272,000
01/01/2012 to 12/31/2012	10.33026	12.14309	472,973
01/01/2013 to 12/31/2013	12.14309	16.73995	485,972
01/01/2014 to 12/31/2014	16.73995	17.19813	441,793
01/01/2015 to 12/31/2015	17.19813	17.06163	393,502
01/01/2016 to 12/31/2016	17.06163	17.99015	341,177
01/01/2017 to 12/31/2017	17.99015	22.49062	292,969
01/01/2018 to 12/31/2018	22.49062	19.62824	234,725
01/01/2019 to 12/31/2019	19.62824	26.22656	279,857
01/01/2020 to 12/31/2020	26.22656	34.71029	280,973

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.60328	12.21817	299,003
01/01/2012 to 12/31/2012	12.21817	13.41755	577,925
01/01/2013 to 12/31/2013	13.41755	17.75618	609,853
01/01/2014 to 12/31/2014	17.75618	18.04719	496,075
01/01/2015 to 12/31/2015	18.04719	17.80700	436,884
01/01/2016 to 12/31/2016	17.80700	19.53933	416,555
01/01/2017 to 12/31/2017	19.53933	23.70528	393,111
01/01/2018 to 12/31/2018	23.70528	21.25441	341,756
01/01/2019 to 12/31/2019	21.25441	27.07555	392,565
01/01/2020 to 12/31/2020	27.07555	39.33427	465,315
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.45416	10.54377	159,251
01/01/2012 to 12/31/2012	10.54377	12.19664	281,664
01/01/2013 to 12/31/2013	12.19664	16.40654	310,561
01/01/2014 to 12/31/2014	16.40654	16.90814	275,770
01/01/2015 to 12/31/2015	16.90814	15.83959	223,450
01/01/2016 to 12/31/2016	15.83959	20.03660	242,821
01/01/2017 to 12/31/2017	20.03660	21.05817	245,215
01/01/2018 to 12/31/2018	21.05817	17.09362	157,914
01/01/2019 to 12/31/2019	17.09362	20.41278	232,274
01/01/2020 to 12/31/2020	20.41278	20.15653	324,426
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.68099	10.66444	10,210,336
01/01/2012 to 12/31/2012	10.66444	11.84920	20,138,252
01/01/2013 to 12/31/2013	11.84920	13.55300	20,387,641
01/01/2014 to 12/31/2014	13.55300	14.04852	19,676,026
01/01/2015 to 12/31/2015	14.04852	13.75930	23,116,289
01/01/2016 to 12/31/2016	13.75930	14.48726	21,511,034
01/01/2017 to 12/31/2017	14.48726	16.36920	19,801,328
01/01/2018 to 12/31/2018	16.36920	15.16999	16,869,578
01/01/2019 to 12/31/2019	15.16999	17.94723	18,199,247
01/01/2020 to 12/31/2020	17.94723	19.77267	19,678,490
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.12457	10.70663	741,977
01/01/2012 to 12/31/2012	10.70663	12.32438	1,368,551
01/01/2013 to 12/31/2013	12.32438	17.37774	1,413,534
01/01/2014 to 12/31/2014	17.37774	18.43263	1,374,787
01/01/2015 to 12/31/2015	18.43263	19.77495	1,118,028
01/01/2016 to 12/31/2016	19.77495	19.88294	1,104,974
01/01/2017 to 12/31/2017	19.88294	26.84167	1,090,526
01/01/2018 to 12/31/2018	26.84167	27.29090	958,308
01/01/2019 to 12/31/2019	27.29090	34.26036	1,185,084
01/01/2020 to 12/31/2020	34.26036	46.89276	1,237,252
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.65635	10.38154	203,130
01/01/2012 to 12/31/2012	10.38154	11.52522	518,378
01/01/2013 to 12/31/2013	11.52522	15.19051	475,590
01/01/2014 to 12/31/2014	15.19051	15.10316	391,110
01/01/2015 to 12/31/2015	15.10316	13.88932	362,052
01/01/2016 to 12/31/2016	13.88932	14.43178	344,813
01/01/2017 to 12/31/2017	14.43178	16.46836	312,426
01/01/2018 to 12/31/2018	16.46836	14.55517	272,714
01/01/2019 to 12/31/2019	14.55517	17.95016	1,254,044
01/01/2020 to 12/31/2020	17.95016	17.94047	1,613,496

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.46379	9.54897	868,367
01/01/2012 to 12/31/2012	9.54897	9.68622	1,414,997
01/01/2013 to 12/31/2013	9.68622	10.94133	1,407,132
01/01/2014 to 12/31/2014	10.94133	9.81585	1,377,339
01/01/2015 to 12/31/2015	9.81585	7.75949	1,373,414
01/01/2016 to 12/31/2016	7.75949	9.46706	1,195,413
01/01/2017 to 12/31/2017	9.46706	10.22409	1,178,685
01/01/2018 to 12/31/2018	10.22409	8.34146	825,711
01/01/2019 to 12/31/2019	8.34146	9.54372	1,193,807
01/01/2020 to 12/31/2020	9.54372	9.13553	1,808,936
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.48881	10.85968	189,254
01/01/2012 to 12/31/2012	10.85968	12.58860	342,440
01/01/2013 to 12/31/2013	12.58860	16.31935	366,853
01/01/2014 to 12/31/2014	16.31935	18.36824	328,204
01/01/2015 to 12/31/2015	18.36824	16.79407	318,024
01/01/2016 to 12/31/2016	16.79407	18.74335	274,958
01/01/2017 to 12/31/2017	18.74335	21.75133	229,819
01/01/2018 to 12/31/2018	21.75133	17.77316	167,180
01/01/2019 to 12/31/2019	17.77316	20.73121	220,177
01/01/2020 to 12/31/2020	20.73121	19.11615	320,682
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99826	8.81016	931,127
01/01/2012 to 12/31/2012	8.81016	9.57427	2,504,847
01/01/2013 to 12/31/2013	9.57427	11.29515	3,282,509
01/01/2014 to 12/31/2014	11.29515	11.66673	3,551,805
01/01/2015 to 12/31/2015	11.66673	11.34940	3,025,807
01/01/2016 to 12/31/2016	11.34940	11.83661	2,631,494
01/01/2017 to 12/31/2017	11.83661	13.16397	2,564,704
01/01/2018 to 12/31/2018	13.16397	12.24203	2,128,075
01/01/2019 to 12/31/2019	12.24203	14.44827	2,080,429
01/01/2020 to 12/31/2020	14.44827	15.08668	2,047,029
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.38898	10.78389	1,103,783
01/01/2012 to 12/31/2012	10.78389	11.38606	1,945,738
01/01/2013 to 12/31/2013	11.38606	10.98046	2,105,634
01/01/2014 to 12/31/2014	10.98046	11.52347	2,225,446
01/01/2015 to 12/31/2015	11.52347	11.42096	2,153,202
01/01/2016 to 12/31/2016	11.42096	11.75748	2,310,203
01/01/2017 to 12/31/2017	11.75748	12.23735	2,316,088
01/01/2018 to 12/31/2018	12.23735	11.70770	3,166,374
01/01/2019 to 12/31/2019	11.70770	12.87172	3,826,800
01/01/2020 to 12/31/2020	12.87172	13.62318	5,055,178
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II or With HAV and HD GRO II OR HAV and GRO Plus II - Cliff M&E (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.76360	10.23677	1,624,541
01/01/2012 to 12/31/2012	10.23677	11.25791	1,330,124
01/01/2013 to 12/31/2013	11.25791	12.09609	955,571
01/01/2014 to 12/31/2014	12.09609	12.26912	696,255
01/01/2015 to 12/31/2015	12.26912	11.60105	281,680
01/01/2016 to 12/31/2016	11.60105	12.05305	197,525
01/01/2017 to 12/31/2017	12.05305	13.25866	198,645
01/01/2018 to 12/31/2018	13.25866	11.89825	69,191
01/01/2019 to 12/31/2019	11.89825	13.49093	25,354
01/01/2020 to 12/31/2020	13.49093	13.73664	13,559
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.86903	10.63140	1,184,101
01/01/2012 to 12/31/2012	10.63140	11.80420	1,178,277
01/01/2013 to 12/31/2013	11.80420	13.44221	940,524
01/01/2014 to 12/31/2014	13.44221	13.93521	645,641
01/01/2015 to 12/31/2015	13.93521	13.72405	297,367
01/01/2016 to 12/31/2016	13.72405	14.36201	240,475
01/01/2017 to 12/31/2017	14.36201	16.40782	208,352
01/01/2018 to 12/31/2018	16.40782	15.08486	73,187
01/01/2019 to 12/31/2019	15.08486	17.95958	46,259
01/01/2020 to 12/31/2020	17.95958	19.42054	15,317
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.75566	10.31779	266,575
01/01/2012 to 12/31/2012	10.31779	11.11657	238,332
01/01/2013 to 12/31/2013	11.11657	12.21187	138,116
01/01/2014 to 12/31/2014	12.21187	12.54429	155,391
01/01/2015 to 12/31/2015	12.54429	12.23535	112,760
01/01/2016 to 12/31/2016	12.23535	12.53023	82,901
01/01/2017 to 12/31/2017	12.53023	14.23020	87,202
01/01/2018 to 12/31/2018	14.23020	12.80249	26,744
01/01/2019 to 12/31/2019	12.80249	14.76547	20,456
01/01/2020 to 12/31/2020	14.76547	16.45973	8,450
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.72203	10.34844	1,461,557
01/01/2012 to 12/31/2012	10.34844	11.37141	1,327,342
01/01/2013 to 12/31/2013	11.37141	13.07048	1,084,043
01/01/2014 to 12/31/2014	13.07048	13.60269	793,257
01/01/2015 to 12/31/2015	13.60269	13.35307	408,283
01/01/2016 to 12/31/2016	13.35307	13.86830	277,964
01/01/2017 to 12/31/2017	13.86830	15.56997	296,837
01/01/2018 to 12/31/2018	15.56997	14.45940	129,314
01/01/2019 to 12/31/2019	14.45940	16.86994	64,013
01/01/2020 to 12/31/2020	16.86994	18.42163	23,976

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99809	9.12620	16,940
01/01/2012 to 12/31/2012	9.12620	9.97667	55,542
01/01/2013 to 12/31/2013	9.97667	10.80518	57,583
01/01/2014 to 12/31/2014	10.80518	11.07340	27,998
01/01/2015 to 12/31/2015	11.07340	10.49404	20,891
01/01/2016 to 12/31/2016	10.49404	10.96688	28,751
01/01/2017 to 12/31/2017	10.96688	12.06665	21,095
01/01/2018 to 12/31/2018	12.06665	11.16542	3,300
01/01/2019 to 12/31/2019	11.16542	12.83089	2,738
01/01/2020 to 12/31/2020	12.83089	13.12971	3,928
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.05274	10.04285	173,864
01/01/2012 to 12/31/2012	10.04285	10.27228	74,789
01/01/2013 to 12/31/2013	10.27228	9.81790	241,886
01/01/2014 to 12/31/2014	9.81790	9.58291	313,590
01/01/2015 to 12/31/2015	9.58291	9.40784	209,042
01/01/2016 to 12/31/2016	9.40784	9.34229	143,241
01/01/2017 to 12/31/2017	9.34229	9.28330	144,230
01/01/2018 to 12/31/2018	9.28330	9.13630	61,713
01/01/2019 to 12/31/2019	9.13630	9.33871	28,818
01/01/2020 to 12/31/2020	9.33871	9.35794	2,325
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.32475	10.40836	596,566
01/01/2012 to 12/31/2012	10.40836	11.11653	610,011
01/01/2013 to 12/31/2013	11.11653	10.66129	478,791
01/01/2014 to 12/31/2014	10.66129	10.85686	415,361
01/01/2015 to 12/31/2015	10.85686	10.38362	218,374
01/01/2016 to 12/31/2016	10.38362	10.57422	215,833
01/01/2017 to 12/31/2017	10.57422	10.78227	151,390
01/01/2018 to 12/31/2018	10.78227	10.46331	55,618
01/01/2019 to 12/31/2019	10.46331	11.16573	34,776
01/01/2020 to 12/31/2020	11.16573	11.71243	12,486
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.73369	12.61630	3,859,454
01/01/2012 to 12/31/2012	12.61630	13.16317	3,570,965
01/01/2013 to 12/31/2013	13.16317	11.96003	1,878,838
01/01/2014 to 12/31/2014	11.96003	12.58253	2,162,451
01/01/2015 to 12/31/2015	12.58253	12.51228	1,995,116
01/01/2016 to 12/31/2016	12.51228	12.47376	1,330,486
01/01/2017 to 12/31/2017	12.47376	12.38018	656,702
01/01/2018 to 12/31/2018	12.38018	12.10205	611,486
01/01/2019 to 12/31/2019	12.10205	12.42299	247,257
01/01/2020 to 12/31/2020	12.42299	12.51966	368,551
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99809	11.95962	1,120,790
01/01/2012 to 12/31/2012	11.95962	12.36732	1,828,179
01/01/2013 to 12/31/2013	12.36732	10.90536	1,447,347
01/01/2014 to 12/31/2014	10.90536	11.75937	812,449
01/01/2015 to 12/31/2015	11.75937	11.72977	1,660,056
01/01/2016 to 12/31/2016	11.72977	11.66990	1,328,785
01/01/2017 to 12/31/2017	11.66990	11.58096	471,525
01/01/2018 to 12/31/2018	11.58096	11.29641	339,562
01/01/2019 to 12/31/2019	11.29641	11.68680	158,796
01/01/2020 to 12/31/2020	11.68680	11.98996	41,979

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99746	10.34590	257,143
01/01/2013 to 12/31/2013	10.34590	9.07699	3,160,323
01/01/2014 to 12/31/2014	9.07699	9.98740	1,234,695
01/01/2015 to 12/31/2015	9.98740	10.02192	44,736
01/01/2016 to 12/31/2016	10.02192	9.97904	272,403
01/01/2017 to 12/31/2017	9.97904	9.91543	58,496
01/01/2018 to 12/31/2018	9.91543	9.66060	128,690
01/01/2019 to 12/31/2019	9.66060	10.05275	19,743
01/01/2020 to 12/31/2020	10.05275	10.48654	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99873	8.70488	473,545
01/01/2014 to 12/31/2014	8.70488	9.74562	897,728
01/01/2015 to 12/31/2015	9.74562	9.79194	41,302
01/01/2016 to 12/31/2016	9.79194	9.74958	4,809
01/01/2017 to 12/31/2017	9.74958	9.68628	463,674
01/01/2018 to 12/31/2018	9.68628	9.40135	583,835
01/01/2019 to 12/31/2019	9.40135	9.91592	43,780
01/01/2020 to 12/31/2020	9.91592	10.52641	22,258
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99873	11.24540	254,897
01/01/2015 to 12/31/2015	11.24540	11.20625	2,629,591
01/01/2016 to 12/31/2016	11.20625	11.21982	317,798
01/01/2017 to 12/31/2017	11.21982	11.16296	116,584
01/01/2018 to 12/31/2018	11.16296	10.82474	1,121,650
01/01/2019 to 12/31/2019	10.82474	11.49770	114,042
01/01/2020 to 12/31/2020	11.49770	12.50810	6,684
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99873	9.88722	296,254
01/01/2016 to 12/31/2016	9.88722	9.86091	1,586,240
01/01/2017 to 12/31/2017	9.86091	9.86801	915,738
01/01/2018 to 12/31/2018	9.86801	9.53963	610,279
01/01/2019 to 12/31/2019	9.53963	10.25497	159,976
01/01/2020 to 12/31/2020	10.25497	11.08899	1,618
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99746	9.82927	1,250,303
01/01/2017 to 12/31/2017	9.82927	9.86166	765,645
01/01/2018 to 12/31/2018	9.86166	9.51243	699,433
01/01/2019 to 12/31/2019	9.51243	10.28687	105,278
01/01/2020 to 12/31/2020	10.28687	11.24331	86,056
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99745	9.98561	65,153
01/01/2018 to 12/31/2018	9.98561	9.55422	457,091
01/01/2019 to 12/31/2019	9.55422	10.41618	50,065
01/01/2020 to 12/31/2020	10.41618	11.67079	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99745	9.61243	33,503
01/01/2019 to 12/31/2019	9.61243	10.54623	53,895
01/01/2020 to 12/31/2020	10.54623	11.98232	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99873	11.17699	56,389
01/01/2020 to 12/31/2020	11.17699	12.50474	61,793
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99873	11.05986	75,478

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.80239	10.29819	1,486,802
01/01/2012 to 12/31/2012	10.29819	11.44169	1,337,502
01/01/2013 to 12/31/2013	11.44169	13.71394	1,360,711
01/01/2014 to 12/31/2014	13.71394	14.33579	1,272,897
01/01/2015 to 12/31/2015	14.33579	14.08079	726,162
01/01/2016 to 12/31/2016	14.08079	14.69822	516,836
01/01/2017 to 12/31/2017	14.69822	16.93035	533,427
01/01/2018 to 12/31/2018	16.93035	15.51040	206,713
01/01/2019 to 12/31/2019	15.51040	18.52511	197,932
01/01/2020 to 12/31/2020	18.52511	20.52797	64,444
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99809	11.59720	9,115
01/01/2014 to 12/31/2014	11.59720	12.87257	4,627
01/01/2015 to 12/31/2015	12.87257	12.12727	2,953
01/01/2016 to 12/31/2016	12.12727	13.61387	8,794
01/01/2017 to 12/31/2017	13.61387	15.74958	22,728
01/01/2018 to 12/31/2018	15.74958	14.65209	10,164
01/01/2019 to 12/31/2019	14.65209	18.75730	4,831
01/01/2020 to 12/31/2020	18.75730	19.19207	1,659
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.51275	10.68145	12,375
01/01/2012 to 12/31/2012	10.68145	13.23265	11,547
01/01/2013 to 12/31/2013	13.23265	13.49041	13,629
01/01/2014 to 12/31/2014	13.49041	15.01538	14,908
01/01/2015 to 12/31/2015	15.01538	14.65689	4,941
01/01/2016 to 12/31/2016	14.65689	14.44880	9,661
01/01/2017 to 12/31/2017	14.44880	15.65417	7,790
01/01/2018 to 12/31/2018	15.65417	14.57188	2,218
01/01/2019 to 12/31/2019	14.57188	17.81396	566
01/01/2020 to 12/31/2020	17.81396	16.89142	388
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.75243	12.23924	33,996
01/01/2012 to 12/31/2012	12.23924	13.79249	84,179
01/01/2013 to 12/31/2013	13.79249	13.89752	71,435
01/01/2014 to 12/31/2014	13.89752	17.77560	35,695
01/01/2015 to 12/31/2015	17.77560	18.20804	14,442
01/01/2016 to 12/31/2016	18.20804	18.64698	20,911
01/01/2017 to 12/31/2017	18.64698	19.35710	16,518
01/01/2018 to 12/31/2018	19.35710	18.01025	3,345
01/01/2019 to 12/31/2019	18.01025	23.08904	825
01/01/2020 to 12/31/2020	23.08904	21.91789	1,070
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.64283	9.06934	70,061
01/01/2012 to 12/31/2012	9.06934	10.44909	56,779
01/01/2013 to 12/31/2013	10.44909	10.23152	51,495
01/01/2014 to 12/31/2014	10.23152	9.52798	44,431
01/01/2015 to 12/31/2015	9.52798	7.75161	24,683
01/01/2016 to 12/31/2016	7.75161	8.51008	19,325
01/01/2017 to 12/31/2017	8.51008	10.50821	11,629
01/01/2018 to 12/31/2018	10.50821	8.82316	8,885
01/01/2019 to 12/31/2019	8.82316	9.77091	8,553
01/01/2020 to 12/31/2020	9.77091	9.93373	4,668

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.98381	10.57010	1,058,162
01/01/2012 to 12/31/2012	10.57010	11.42496	967,785
01/01/2013 to 12/31/2013	11.42496	12.80989	817,178
01/01/2014 to 12/31/2014	12.80989	12.90966	445,867
01/01/2015 to 12/31/2015	12.90966	12.73776	192,501
01/01/2016 to 12/31/2016	12.73776	12.97467	143,531
01/01/2017 to 12/31/2017	12.97467	14.76525	128,948
01/01/2018 to 12/31/2018	14.76525	13.30663	42,458
01/01/2019 to 12/31/2019	13.30663	15.60078	25,823
01/01/2020 to 12/31/2020	15.60078	16.57706	6,653
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99936	10.05869	150
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.67177	10.37382	209,744
01/01/2012 to 12/31/2012	10.37382	11.16148	189,782
01/01/2013 to 12/31/2013	11.16148	11.97581	130,100
01/01/2014 to 12/31/2014	11.97581	12.17331	116,905
01/01/2015 to 12/31/2015	12.17331	11.78513	56,001
01/01/2016 to 12/31/2016	11.78513	12.11993	44,231
01/01/2017 to 12/31/2017	12.11993	13.29642	46,099
01/01/2018 to 12/31/2018	13.29642	12.07223	14,573
01/01/2019 to 12/31/2019	12.07223	13.68427	7,065
01/01/2020 to 12/31/2020	13.68427	14.56833	4,341
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.45866	11.34127	33,845
01/01/2012 to 12/31/2012	11.34127	12.81851	85,604
01/01/2013 to 12/31/2013	12.81851	17.38469	152,825
01/01/2014 to 12/31/2014	17.38469	18.20742	230,703
01/01/2015 to 12/31/2015	18.20742	16.81121	196,132
01/01/2016 to 12/31/2016	16.81121	20.41897	153,029
01/01/2017 to 12/31/2017	20.41897	22.38219	79,406
01/01/2018 to 12/31/2018	22.38219	18.78927	19,374
01/01/2019 to 12/31/2019	18.78927	22.51253	16,752
01/01/2020 to 12/31/2020	22.51253	22.53061	3,750
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.81590	9.59256	229,144
01/01/2012 to 12/31/2012	9.59256	9.37229	49,789
01/01/2013 to 12/31/2013	9.37229	9.15665	25,324
01/01/2014 to 12/31/2014	9.15665	8.94614	37,101
01/01/2015 to 12/31/2015	8.94614	8.74032	57,453
01/01/2016 to 12/31/2016	8.74032	8.53994	31,526
01/01/2017 to 12/31/2017	8.53994	8.37260	13,390
01/01/2018 to 12/31/2018	8.37260	8.28535	3,694
01/01/2019 to 12/31/2019	8.28535	8.23164	995
01/01/2020 to 12/31/2020	8.23164	8.06030	1,263

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.73309	10.81948	55,106
01/01/2012 to 12/31/2012	10.81948	12.03683	65,235
01/01/2013 to 12/31/2013	12.03683	12.60442	25,152
01/01/2014 to 12/31/2014	12.60442	12.62960	23,037
01/01/2015 to 12/31/2015	12.62960	11.89940	10,822
01/01/2016 to 12/31/2016	11.89940	13.41635	11,132
01/01/2017 to 12/31/2017	13.41635	14.08796	9,267
01/01/2018 to 12/31/2018	14.08796	13.48870	2,932
01/01/2019 to 12/31/2019	13.48870	15.19472	832
01/01/2020 to 12/31/2020	15.19472	15.23652	213
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.58960	9.91346	6,827
01/01/2012 to 12/31/2012	9.91346	11.32062	9,733
01/01/2013 to 12/31/2013	11.32062	15.46916	21,107
01/01/2014 to 12/31/2014	15.46916	17.19095	15,998
01/01/2015 to 12/31/2015	17.19095	15.47940	9,487
01/01/2016 to 12/31/2016	15.47940	18.13181	9,359
01/01/2017 to 12/31/2017	18.13181	21.11617	14,391
01/01/2018 to 12/31/2018	21.11617	17.70842	8,186
01/01/2019 to 12/31/2019	17.70842	22.40912	10,975
01/01/2020 to 12/31/2020	22.40912	21.95301	2,566
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.22607	9.55062	16,008
01/01/2012 to 12/31/2012	9.55062	11.23108	13,338
01/01/2013 to 12/31/2013	11.23108	13.06392	10,499
01/01/2014 to 12/31/2014	13.06392	12.05820	11,425
01/01/2015 to 12/31/2015	12.05820	12.15171	5,780
01/01/2016 to 12/31/2016	12.15171	11.42423	4,567
01/01/2017 to 12/31/2017	11.42423	15.11667	5,226
01/01/2018 to 12/31/2018	15.11667	12.79841	3,946
01/01/2019 to 12/31/2019	12.79841	16.51934	2,220
01/01/2020 to 12/31/2020	16.51934	21.19472	1,525
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.76596	9.19856	29,045
01/01/2012 to 12/31/2012	9.19856	10.48534	22,184
01/01/2013 to 12/31/2013	10.48534	12.23853	46,321
01/01/2014 to 12/31/2014	12.23853	11.15543	32,788
01/01/2015 to 12/31/2015	11.15543	10.98783	23,650
01/01/2016 to 12/31/2016	10.98783	10.79796	22,562
01/01/2017 to 12/31/2017	10.79796	12.95711	5,185
01/01/2018 to 12/31/2018	12.95711	10.61485	2,043
01/01/2019 to 12/31/2019	10.61485	12.44721	1,592
01/01/2020 to 12/31/2020	12.44721	12.08717	1,605
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.84209	10.53278	217,080
01/01/2012 to 12/31/2012	10.53278	11.68784	172,026
01/01/2013 to 12/31/2013	11.68784	13.27832	113,065
01/01/2014 to 12/31/2014	13.27832	13.79866	102,221
01/01/2015 to 12/31/2015	13.79866	13.33999	41,719
01/01/2016 to 12/31/2016	13.33999	13.71391	25,075
01/01/2017 to 12/31/2017	13.71391	15.67133	26,767
01/01/2018 to 12/31/2018	15.67133	14.18034	12,326
01/01/2019 to 12/31/2019	14.18034	16.54611	7,867
01/01/2020 to 12/31/2020	16.54611	18.29300	5,400

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.52888	9.34567	21,558
01/01/2012 to 12/31/2012	9.34567	11.13086	20,843
01/01/2013 to 12/31/2013	11.13086	12.54532	18,447
01/01/2014 to 12/31/2014	12.54532	11.47656	15,955
01/01/2015 to 12/31/2015	11.47656	10.89916	6,951
01/01/2016 to 12/31/2016	10.89916	10.85482	4,564
01/01/2017 to 12/31/2017	10.85482	13.74874	4,640
01/01/2018 to 12/31/2018	13.74874	11.08436	2,217
01/01/2019 to 12/31/2019	11.08436	13.77757	2,496
01/01/2020 to 12/31/2020	13.77757	15.22134	1,797
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.55869	10.34036	191,622
01/01/2012 to 12/31/2012	10.34036	11.18508	172,799
01/01/2013 to 12/31/2013	11.18508	12.13349	137,547
01/01/2014 to 12/31/2014	12.13349	12.50029	79,933
01/01/2015 to 12/31/2015	12.50029	12.19051	45,125
01/01/2016 to 12/31/2016	12.19051	12.36794	30,767
01/01/2017 to 12/31/2017	12.36794	13.55149	33,677
01/01/2018 to 12/31/2018	13.55149	12.55951	15,561
01/01/2019 to 12/31/2019	12.55951	14.06328	6,548
01/01/2020 to 12/31/2020	14.06328	15.29968	6,411
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.74695	10.56966	9,400
01/01/2012 to 12/31/2012	10.56966	11.89459	9,717
01/01/2013 to 12/31/2013	11.89459	15.86218	4,863
01/01/2014 to 12/31/2014	15.86218	16.97024	4,849
01/01/2015 to 12/31/2015	16.97024	18.34311	11,903
01/01/2016 to 12/31/2016	18.34311	17.65976	3,417
01/01/2017 to 12/31/2017	17.65976	23.43708	2,964
01/01/2018 to 12/31/2018	23.43708	22.52610	1,812
01/01/2019 to 12/31/2019	22.52610	29.18324	1,082
01/01/2020 to 12/31/2020	29.18324	43.92028	560
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.27468	10.91510	27,111
01/01/2012 to 12/31/2012	10.91510	11.97169	25,846
01/01/2013 to 12/31/2013	11.97169	15.97874	14,177
01/01/2014 to 12/31/2014	15.97874	17.26455	26,576
01/01/2015 to 12/31/2015	17.26455	18.56636	9,083
01/01/2016 to 12/31/2016	18.56636	19.15200	8,809
01/01/2017 to 12/31/2017	19.15200	24.88609	128,468
01/01/2018 to 12/31/2018	24.88609	23.65703	74,856
01/01/2019 to 12/31/2019	23.65703	30.42379	30,337
01/01/2020 to 12/31/2020	30.42379	39.11488	2,432
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.86514	10.28312	47,905
01/01/2012 to 12/31/2012	10.28312	12.36479	50,071
01/01/2013 to 12/31/2013	12.36479	15.41885	515,310
01/01/2014 to 12/31/2014	15.41885	15.61113	719,675
01/01/2015 to 12/31/2015	15.61113	15.02861	545,107
01/01/2016 to 12/31/2016	15.02861	15.72804	388,844
01/01/2017 to 12/31/2017	15.72804	19.03087	325,390
01/01/2018 to 12/31/2018	19.03087	16.81466	143,620
01/01/2019 to 12/31/2019	16.81466	21.34931	73,354
01/01/2020 to 12/31/2020	21.34931	23.81589	2,817

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99809	10.27736	20,434
01/01/2013 to 12/31/2013	10.27736	11.94018	53,780
01/01/2014 to 12/31/2014	11.94018	12.26499	12,446
01/01/2015 to 12/31/2015	12.26499	11.83407	4,754
01/01/2016 to 12/31/2016	11.83407	12.06220	2,344
01/01/2017 to 12/31/2017	12.06220	13.72931	4,455
01/01/2018 to 12/31/2018	13.72931	12.30195	2,074
01/01/2019 to 12/31/2019	12.30195	14.75490	599
01/01/2020 to 12/31/2020	14.75490	15.83886	548
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.84075	10.52884	10,363
01/01/2012 to 12/31/2012	10.52884	12.04371	12,800
01/01/2013 to 12/31/2013	12.04371	16.08596	20,550
01/01/2014 to 12/31/2014	16.08596	17.08490	19,721
01/01/2015 to 12/31/2015	17.08490	17.89862	6,906
01/01/2016 to 12/31/2016	17.89862	17.82217	15,195
01/01/2017 to 12/31/2017	17.82217	22.76078	10,007
01/01/2018 to 12/31/2018	22.76078	22.71240	3,300
01/01/2019 to 12/31/2019	22.71240	30.57336	1,772
01/01/2020 to 12/31/2020	30.57336	38.97416	1,522
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99809	10.17167	153
01/01/2013 to 12/31/2013	10.17167	13.36678	22,155
01/01/2014 to 12/31/2014	13.36678	14.39378	18,108
01/01/2015 to 12/31/2015	14.39378	13.96103	11,681
01/01/2016 to 12/31/2016	13.96103	15.47471	13,879
01/01/2017 to 12/31/2017	15.47471	17.74152	13,070
01/01/2018 to 12/31/2018	17.74152	15.57193	4,669
01/01/2019 to 12/31/2019	15.57193	19.67854	663
01/01/2020 to 12/31/2020	19.67854	19.97476	647
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.38383	10.79120	46,970
01/01/2012 to 12/31/2012	10.79120	12.61054	39,264
01/01/2013 to 12/31/2013	12.61054	16.28679	39,588
01/01/2014 to 12/31/2014	16.28679	17.74638	42,790
01/01/2015 to 12/31/2015	17.74638	16.35246	410,145
01/01/2016 to 12/31/2016	16.35246	16.23998	278,585
01/01/2017 to 12/31/2017	16.23998	20.16622	301,977
01/01/2018 to 12/31/2018	20.16622	18.84305	133,012
01/01/2019 to 12/31/2019	18.84305	23.96116	65,495
01/01/2020 to 12/31/2020	23.96116	31.56615	2,632
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.20328	10.67411	32,189
01/01/2012 to 12/31/2012	10.67411	12.21442	32,995
01/01/2013 to 12/31/2013	12.21442	16.94666	84,576
01/01/2014 to 12/31/2014	16.94666	18.91641	57,586
01/01/2015 to 12/31/2015	18.91641	17.43947	33,417
01/01/2016 to 12/31/2016	17.43947	20.14556	51,932
01/01/2017 to 12/31/2017	20.14556	22.39770	33,476
01/01/2018 to 12/31/2018	22.39770	18.28181	12,673
01/01/2019 to 12/31/2019	18.28181	21.61499	7,296
01/01/2020 to 12/31/2020	21.61499	20.74091	6,190

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.56757	10.42777	1,513,061
01/01/2012 to 12/31/2012	10.42777	11.24445	1,286,079
01/01/2013 to 12/31/2013	11.24445	11.99793	728,449
01/01/2014 to 12/31/2014	11.99793	12.39894	756,319
01/01/2015 to 12/31/2015	12.39894	12.13111	466,649
01/01/2016 to 12/31/2016	12.13111	12.50763	302,887
01/01/2017 to 12/31/2017	12.50763	13.45876	291,617
01/01/2018 to 12/31/2018	13.45876	12.77407	66,575
01/01/2019 to 12/31/2019	12.77407	14.31985	20,833
01/01/2020 to 12/31/2020	14.31985	15.26106	7,899
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01801	10.05915	398
01/01/2012 to 12/31/2012	10.05915	10.52610	18,678
01/01/2013 to 12/31/2013	10.52610	10.04606	48,013
01/01/2014 to 12/31/2014	10.04606	10.40988	48,585
01/01/2015 to 12/31/2015	10.40988	10.14319	34,924
01/01/2016 to 12/31/2016	10.14319	10.32759	48,313
01/01/2017 to 12/31/2017	10.32759	10.66282	37,788
01/01/2018 to 12/31/2018	10.66282	10.33170	9,057
01/01/2019 to 12/31/2019	10.33170	11.07870	4,150
01/01/2020 to 12/31/2020	11.07870	11.47869	3,877
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.47648	10.51610	600,412
01/01/2012 to 12/31/2012	10.51610	11.60136	690,467
01/01/2013 to 12/31/2013	11.60136	13.26440	320,294
01/01/2014 to 12/31/2014	13.26440	14.15124	263,203
01/01/2015 to 12/31/2015	14.15124	13.74109	291,938
01/01/2016 to 12/31/2016	13.74109	14.78113	230,888
01/01/2017 to 12/31/2017	14.78113	16.76680	425,085
01/01/2018 to 12/31/2018	16.76680	15.13489	160,575
01/01/2019 to 12/31/2019	15.13489	17.62276	105,250
01/01/2020 to 12/31/2020	17.62276	18.22584	75,984
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.86080	10.97830	7,562
01/01/2012 to 12/31/2012	10.97830	12.74231	7,541
01/01/2013 to 12/31/2013	12.74231	16.48642	7,527
01/01/2014 to 12/31/2014	16.48642	18.87993	7,278
01/01/2015 to 12/31/2015	18.87993	19.01370	2,794
01/01/2016 to 12/31/2016	19.01370	21.33549	2,842
01/01/2017 to 12/31/2017	21.33549	25.48471	61,899
01/01/2018 to 12/31/2018	25.48471	22.84964	36,054
01/01/2019 to 12/31/2019	22.84964	27.78584	17,494
01/01/2020 to 12/31/2020	27.78584	25.73856	305
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99809	8.86034	0
01/01/2012 to 12/31/2012	8.86034	9.79521	0
01/01/2013 to 12/31/2013	9.79521	11.71340	0
01/01/2014 to 12/31/2014	11.71340	12.18789	0
01/01/2015 to 12/31/2015	12.18789	11.92555	0
01/01/2016 to 12/31/2016	11.92555	12.38861	0
01/01/2017 to 12/31/2017	12.38861	14.30628	0
01/01/2018 to 12/31/2018	14.30628	13.06308	0
01/01/2019 to 12/31/2019	13.06308	15.46895	0
01/01/2020 to 12/31/2020	15.46895	16.86265	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.12383	10.29217	28,282
01/01/2012 to 12/31/2012	10.29217	12.07351	26,717
01/01/2013 to 12/31/2013	12.07351	16.61005	32,442
01/01/2014 to 12/31/2014	16.61005	17.02978	28,832
01/01/2015 to 12/31/2015	17.02978	16.86020	12,912
01/01/2016 to 12/31/2016	16.86020	17.74165	16,937
01/01/2017 to 12/31/2017	17.74165	22.13488	13,043
01/01/2018 to 12/31/2018	22.13488	19.27810	4,328
01/01/2019 to 12/31/2019	19.27810	25.70620	1,690
01/01/2020 to 12/31/2020	25.70620	33.95233	1,326
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.58259	12.17325	15,339
01/01/2012 to 12/31/2012	12.17325	13.34082	12,061
01/01/2013 to 12/31/2013	13.34082	17.61871	10,437
01/01/2014 to 12/31/2014	17.61871	17.87086	8,732
01/01/2015 to 12/31/2015	17.87086	17.59705	5,392
01/01/2016 to 12/31/2016	17.59705	19.26963	5,355
01/01/2017 to 12/31/2017	19.26963	23.33046	3,124
01/01/2018 to 12/31/2018	23.33046	20.87538	1,833
01/01/2019 to 12/31/2019	20.87538	26.53836	2,210
01/01/2020 to 12/31/2020	26.53836	38.47532	2,326
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.43543	10.50502	22,275
01/01/2012 to 12/31/2012	10.50502	12.12694	18,090
01/01/2013 to 12/31/2013	12.12694	16.27955	33,124
01/01/2014 to 12/31/2014	16.27955	16.74311	25,788
01/01/2015 to 12/31/2015	16.74311	15.65300	13,667
01/01/2016 to 12/31/2016	15.65300	19.76030	14,554
01/01/2017 to 12/31/2017	19.76030	20.72553	12,958
01/01/2018 to 12/31/2018	20.72553	16.78902	3,013
01/01/2019 to 12/31/2019	16.78902	20.00821	2,146
01/01/2020 to 12/31/2020	20.00821	19.71668	715
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.66346	10.62519	946,974
01/01/2012 to 12/31/2012	10.62519	11.78150	921,311
01/01/2013 to 12/31/2013	11.78150	13.44819	780,220
01/01/2014 to 12/31/2014	13.44819	13.91148	643,693
01/01/2015 to 12/31/2015	13.91148	13.59728	407,871
01/01/2016 to 12/31/2016	13.59728	14.28752	327,219
01/01/2017 to 12/31/2017	14.28752	16.11061	300,806
01/01/2018 to 12/31/2018	16.11061	14.89963	96,787
01/01/2019 to 12/31/2019	14.89963	17.59130	49,343
01/01/2020 to 12/31/2020	17.59130	19.34101	21,325
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.10634	10.66740	42,986
01/01/2012 to 12/31/2012	10.66740	12.25406	41,747
01/01/2013 to 12/31/2013	12.25406	17.24330	379,011
01/01/2014 to 12/31/2014	17.24330	18.25254	444,693
01/01/2015 to 12/31/2015	18.25254	19.54171	273,687
01/01/2016 to 12/31/2016	19.54171	19.60859	187,917
01/01/2017 to 12/31/2017	19.60859	26.41743	88,688
01/01/2018 to 12/31/2018	26.41743	26.80443	27,828
01/01/2019 to 12/31/2019	26.80443	33.58092	14,679
01/01/2020 to 12/31/2020	33.58092	45.86904	2,389

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.63879	10.34328	8,991
01/01/2012 to 12/31/2012	10.34328	11.45924	14,659
01/01/2013 to 12/31/2013	11.45924	15.07276	66,800
01/01/2014 to 12/31/2014	15.07276	14.95546	77,872
01/01/2015 to 12/31/2015	14.95546	13.72536	40,567
01/01/2016 to 12/31/2016	13.72536	14.23228	44,566
01/01/2017 to 12/31/2017	14.23228	16.20773	37,555
01/01/2018 to 12/31/2018	16.20773	14.29536	11,063
01/01/2019 to 12/31/2019	14.29536	17.59375	8,403
01/01/2020 to 12/31/2020	17.59375	17.54827	5,852
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.44494	9.51383	65,186
01/01/2012 to 12/31/2012	9.51383	9.63079	68,278
01/01/2013 to 12/31/2013	9.63079	10.85645	50,495
01/01/2014 to 12/31/2014	10.85645	9.71986	43,335
01/01/2015 to 12/31/2015	9.71986	7.66789	16,036
01/01/2016 to 12/31/2016	7.66789	9.33614	9,089
01/01/2017 to 12/31/2017	9.33614	10.06213	10,448
01/01/2018 to 12/31/2018	10.06213	8.19247	5,342
01/01/2019 to 12/31/2019	8.19247	9.35411	3,045
01/01/2020 to 12/31/2020	9.35411	8.93578	2,270
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.46980	10.81966	32,102
01/01/2012 to 12/31/2012	10.81966	12.51658	35,546
01/01/2013 to 12/31/2013	12.51658	16.19288	32,162
01/01/2014 to 12/31/2014	16.19288	18.18867	30,313
01/01/2015 to 12/31/2015	18.18867	16.59591	18,072
01/01/2016 to 12/31/2016	16.59591	18.48453	30,000
01/01/2017 to 12/31/2017	18.48453	21.40726	20,896
01/01/2018 to 12/31/2018	21.40726	17.45614	5,432
01/01/2019 to 12/31/2019	17.45614	20.31979	1,396
01/01/2020 to 12/31/2020	20.31979	18.69841	352
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99809	8.79804	15,946
01/01/2012 to 12/31/2012	8.79804	9.54156	32,367
01/01/2013 to 12/31/2013	9.54156	11.23346	131,267
01/01/2014 to 12/31/2014	11.23346	11.57925	140,410
01/01/2015 to 12/31/2015	11.57925	11.24128	56,831
01/01/2016 to 12/31/2016	11.24128	11.69988	44,245
01/01/2017 to 12/31/2017	11.69988	12.98546	67,469
01/01/2018 to 12/31/2018	12.98546	12.05124	22,272
01/01/2019 to 12/31/2019	12.05124	14.19415	19,053
01/01/2020 to 12/31/2020	14.19415	14.79108	3,467
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.37188	10.74432	108,923
01/01/2012 to 12/31/2012	10.74432	11.32108	84,067
01/01/2013 to 12/31/2013	11.32108	10.89550	619,967
01/01/2014 to 12/31/2014	10.89550	11.41109	849,403
01/01/2015 to 12/31/2015	11.41109	11.28653	617,739
01/01/2016 to 12/31/2016	11.28653	11.59551	457,474
01/01/2017 to 12/31/2017	11.59551	12.04419	511,912
01/01/2018 to 12/31/2018	12.04419	11.49930	238,571
01/01/2019 to 12/31/2019	11.49930	12.61685	112,121
01/01/2020 to 12/31/2020	12.61685	13.32628	14,132
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.74594	10.19913	5,312,554
01/01/2012 to 12/31/2012	10.19913	11.19340	9,504,889
01/01/2013 to 12/31/2013	11.19340	12.00218	8,744,452
01/01/2014 to 12/31/2014	12.00218	12.14904	7,354,376
01/01/2015 to 12/31/2015	12.14904	11.46404	5,392,708
01/01/2016 to 12/31/2016	11.46404	11.88627	4,535,071
01/01/2017 to 12/31/2017	11.88627	13.04863	4,470,585
01/01/2018 to 12/31/2018	13.04863	11.68576	2,831,259
01/01/2019 to 12/31/2019	11.68576	13.22300	2,662,517
01/01/2020 to 12/31/2020	13.22300	13.43627	1,296,310
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.85124	10.59228	3,582,908
01/01/2012 to 12/31/2012	10.59228	11.73662	6,621,491
01/01/2013 to 12/31/2013	11.73662	13.33796	6,890,169
01/01/2014 to 12/31/2014	13.33796	13.79880	6,756,839
01/01/2015 to 12/31/2015	13.79880	13.56181	5,962,740
01/01/2016 to 12/31/2016	13.56181	14.16332	5,338,529
01/01/2017 to 12/31/2017	14.16332	16.14796	5,030,941
01/01/2018 to 12/31/2018	16.14796	14.81543	3,863,530
01/01/2019 to 12/31/2019	14.81543	17.60276	2,879,201
01/01/2020 to 12/31/2020	17.60276	18.99566	1,396,048
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.73807	10.27988	2,395,603
01/01/2012 to 12/31/2012	10.27988	11.05307	4,438,065
01/01/2013 to 12/31/2013	11.05307	12.11739	4,314,013
01/01/2014 to 12/31/2014	12.11739	12.42163	3,877,404
01/01/2015 to 12/31/2015	12.42163	12.09103	3,604,220
01/01/2016 to 12/31/2016	12.09103	12.35706	3,001,385
01/01/2017 to 12/31/2017	12.35706	14.00487	2,932,929
01/01/2018 to 12/31/2018	14.00487	12.57377	2,079,222
01/01/2019 to 12/31/2019	12.57377	14.47210	1,561,631
01/01/2020 to 12/31/2020	14.47210	16.09968	808,233
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.70435	10.31037	5,335,750
01/01/2012 to 12/31/2012	10.31037	11.30641	9,362,386
01/01/2013 to 12/31/2013	11.30641	12.96927	10,177,414
01/01/2014 to 12/31/2014	12.96927	13.46968	9,972,304
01/01/2015 to 12/31/2015	13.46968	13.19543	9,060,705
01/01/2016 to 12/31/2016	13.19543	13.67663	8,000,904
01/01/2017 to 12/31/2017	13.67663	15.32347	7,503,619
01/01/2018 to 12/31/2018	15.32347	14.20125	6,152,964
01/01/2019 to 12/31/2019	14.20125	16.53487	4,104,808
01/01/2020 to 12/31/2020	16.53487	18.01878	1,553,898

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99792	9.11369	966,229
01/01/2012 to 12/31/2012	9.11369	9.94251	2,494,367
01/01/2013 to 12/31/2013	9.94251	10.74607	2,593,787
01/01/2014 to 12/31/2014	10.74607	10.99031	2,546,390
01/01/2015 to 12/31/2015	10.99031	10.39400	2,202,348
01/01/2016 to 12/31/2016	10.39400	10.84017	2,015,540
01/01/2017 to 12/31/2017	10.84017	11.90300	1,910,484
01/01/2018 to 12/31/2018	11.90300	10.99125	1,457,236
01/01/2019 to 12/31/2019	10.99125	12.60489	1,364,489
01/01/2020 to 12/31/2020	12.60489	12.87202	751,033
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.03627	10.00585	322,618
01/01/2012 to 12/31/2012	10.00585	10.21324	447,370
01/01/2013 to 12/31/2013	10.21324	9.74134	410,246
01/01/2014 to 12/31/2014	9.74134	9.48868	382,275
01/01/2015 to 12/31/2015	9.48868	9.29626	532,171
01/01/2016 to 12/31/2016	9.29626	9.21308	531,749
01/01/2017 to 12/31/2017	9.21308	9.13638	406,744
01/01/2018 to 12/31/2018	9.13638	8.97318	437,944
01/01/2019 to 12/31/2019	8.97318	9.15325	345,356
01/01/2020 to 12/31/2020	9.15325	9.15320	227,646
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.30774	10.36998	3,874,504
01/01/2012 to 12/31/2012	10.36998	11.05282	6,716,225
01/01/2013 to 12/31/2013	11.05282	10.57854	6,679,110
01/01/2014 to 12/31/2014	10.57854	10.75044	5,138,327
01/01/2015 to 12/31/2015	10.75044	10.26075	4,199,593
01/01/2016 to 12/31/2016	10.26075	10.42786	3,592,173
01/01/2017 to 12/31/2017	10.42786	10.61134	3,717,425
01/01/2018 to 12/31/2018	10.61134	10.27633	2,859,841
01/01/2019 to 12/31/2019	10.27633	10.94373	2,366,249
01/01/2020 to 12/31/2020	10.94373	11.45599	1,335,026
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.78471	10.26034	4,111,990
01/01/2012 to 12/31/2012	10.26034	11.37620	6,344,645
01/01/2013 to 12/31/2013	11.37620	13.60758	7,522,106
01/01/2014 to 12/31/2014	13.60758	14.19549	7,482,482
01/01/2015 to 12/31/2015	14.19549	13.91442	6,837,076
01/01/2016 to 12/31/2016	13.91442	14.49500	6,134,379
01/01/2017 to 12/31/2017	14.49500	16.66203	6,535,095
01/01/2018 to 12/31/2018	16.66203	15.23317	5,396,711
01/01/2019 to 12/31/2019	15.23317	18.15674	3,663,428
01/01/2020 to 12/31/2020	18.15674	20.07860	1,530,146
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99792	11.57690	57,158
01/01/2014 to 12/31/2014	11.57690	12.82380	102,712
01/01/2015 to 12/31/2015	12.82380	12.05659	108,010
01/01/2016 to 12/31/2016	12.05659	13.50685	146,975
01/01/2017 to 12/31/2017	13.50685	15.59396	164,045
01/01/2018 to 12/31/2018	15.59396	14.47758	111,631
01/01/2019 to 12/31/2019	14.47758	18.49598	96,223
01/01/2020 to 12/31/2020	18.49598	18.88599	65,594

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.49374	10.64213	103,180
01/01/2012 to 12/31/2012	10.64213	13.15681	220,368
01/01/2013 to 12/31/2013	13.15681	13.38553	200,289
01/01/2014 to 12/31/2014	13.38553	14.86819	184,806
01/01/2015 to 12/31/2015	14.86819	14.48342	152,370
01/01/2016 to 12/31/2016	14.48342	14.24871	134,782
01/01/2017 to 12/31/2017	14.24871	15.40594	141,183
01/01/2018 to 12/31/2018	15.40594	14.31136	88,411
01/01/2019 to 12/31/2019	14.31136	17.45962	60,765
01/01/2020 to 12/31/2020	17.45962	16.52159	35,011
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.73319	12.19447	256,852
01/01/2012 to 12/31/2012	12.19447	13.71395	367,095
01/01/2013 to 12/31/2013	13.71395	13.79006	377,327
01/01/2014 to 12/31/2014	13.79006	17.60200	603,600
01/01/2015 to 12/31/2015	17.60200	17.99338	475,222
01/01/2016 to 12/31/2016	17.99338	18.38954	445,844
01/01/2017 to 12/31/2017	18.38954	19.05092	351,648
01/01/2018 to 12/31/2018	19.05092	17.68883	244,694
01/01/2019 to 12/31/2019	17.68883	22.63061	188,654
01/01/2020 to 12/31/2020	22.63061	21.43862	75,250
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.62364	9.03588	458,778
01/01/2012 to 12/31/2012	9.03588	10.38913	720,023
01/01/2013 to 12/31/2013	10.38913	10.15199	863,127
01/01/2014 to 12/31/2014	10.15199	9.43461	851,629
01/01/2015 to 12/31/2015	9.43461	7.65987	776,558
01/01/2016 to 12/31/2016	7.65987	8.39206	679,600
01/01/2017 to 12/31/2017	8.39206	10.34127	758,590
01/01/2018 to 12/31/2018	10.34127	8.66524	526,172
01/01/2019 to 12/31/2019	8.66524	9.57643	481,953
01/01/2020 to 12/31/2020	9.57643	9.71609	215,256
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.96577	10.53126	2,478,770
01/01/2012 to 12/31/2012	10.53126	11.35951	4,366,099
01/01/2013 to 12/31/2013	11.35951	12.71041	4,479,296
01/01/2014 to 12/31/2014	12.71041	12.78317	4,086,762
01/01/2015 to 12/31/2015	12.78317	12.58700	3,634,742
01/01/2016 to 12/31/2016	12.58700	12.79505	3,120,856
01/01/2017 to 12/31/2017	12.79505	14.53116	3,029,595
01/01/2018 to 12/31/2018	14.53116	13.06866	2,279,654
01/01/2019 to 12/31/2019	13.06866	15.29047	1,820,810
01/01/2020 to 12/31/2020	15.29047	16.21408	870,061
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99931	10.05599	85,454

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.65412	10.33553	2,037,233
01/01/2012 to 12/31/2012	10.33553	11.09753	3,227,747
01/01/2013 to 12/31/2013	11.09753	11.88272	3,148,982
01/01/2014 to 12/31/2014	11.88272	12.05390	2,953,384
01/01/2015 to 12/31/2015	12.05390	11.64556	2,335,538
01/01/2016 to 12/31/2016	11.64556	11.95194	1,997,730
01/01/2017 to 12/31/2017	11.95194	13.08544	2,087,917
01/01/2018 to 12/31/2018	13.08544	11.85609	1,421,716
01/01/2019 to 12/31/2019	11.85609	13.41172	1,284,245
01/01/2020 to 12/31/2020	13.41172	14.24893	565,572
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.43981	11.29951	220,920
01/01/2012 to 12/31/2012	11.29951	12.74514	424,159
01/01/2013 to 12/31/2013	12.74514	17.24984	662,067
01/01/2014 to 12/31/2014	17.24984	18.02921	613,871
01/01/2015 to 12/31/2015	18.02921	16.61263	461,289
01/01/2016 to 12/31/2016	16.61263	20.13654	436,496
01/01/2017 to 12/31/2017	20.13654	22.02763	494,436
01/01/2018 to 12/31/2018	22.02763	18.45352	339,404
01/01/2019 to 12/31/2019	18.45352	22.06507	300,703
01/01/2020 to 12/31/2020	22.06507	22.03760	128,872
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.79963	9.55729	586,829
01/01/2012 to 12/31/2012	9.55729	9.31860	757,917
01/01/2013 to 12/31/2013	9.31860	9.08573	583,899
01/01/2014 to 12/31/2014	9.08573	8.85846	325,499
01/01/2015 to 12/31/2015	8.85846	8.63713	843,222
01/01/2016 to 12/31/2016	8.63713	8.42178	585,664
01/01/2017 to 12/31/2017	8.42178	8.23992	349,918
01/01/2018 to 12/31/2018	8.23992	8.13731	195,759
01/01/2019 to 12/31/2019	8.13731	8.06806	157,531
01/01/2020 to 12/31/2020	8.06806	7.88397	164,683
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.71534	10.77948	264,859
01/01/2012 to 12/31/2012	10.77948	11.96768	513,530
01/01/2013 to 12/31/2013	11.96768	12.50636	434,296
01/01/2014 to 12/31/2014	12.50636	12.50563	420,782
01/01/2015 to 12/31/2015	12.50563	11.75846	330,412
01/01/2016 to 12/31/2016	11.75846	13.23041	299,481
01/01/2017 to 12/31/2017	13.23041	13.86447	348,084
01/01/2018 to 12/31/2018	13.86447	13.24749	218,634
01/01/2019 to 12/31/2019	13.24749	14.89247	169,248
01/01/2020 to 12/31/2020	14.89247	14.90291	89,735
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.57218	9.87700	109,606
01/01/2012 to 12/31/2012	9.87700	11.25587	156,022
01/01/2013 to 12/31/2013	11.25587	15.34921	523,812
01/01/2014 to 12/31/2014	15.34921	17.02271	584,502
01/01/2015 to 12/31/2015	17.02271	15.29643	418,602
01/01/2016 to 12/31/2016	15.29643	17.88090	480,487
01/01/2017 to 12/31/2017	17.88090	20.78146	304,382
01/01/2018 to 12/31/2018	20.78146	17.39190	246,764
01/01/2019 to 12/31/2019	17.39190	21.96356	221,175
01/01/2020 to 12/31/2020	21.96356	21.47245	118,885

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.20761	9.51555	138,881
01/01/2012 to 12/31/2012	9.51555	11.16683	233,181
01/01/2013 to 12/31/2013	11.16683	12.96255	217,193
01/01/2014 to 12/31/2014	12.96255	11.94016	215,076
01/01/2015 to 12/31/2015	11.94016	12.00810	340,031
01/01/2016 to 12/31/2016	12.00810	11.26621	203,651
01/01/2017 to 12/31/2017	11.26621	14.87721	338,420
01/01/2018 to 12/31/2018	14.87721	12.56966	310,328
01/01/2019 to 12/31/2019	12.56966	16.19093	221,722
01/01/2020 to 12/31/2020	16.19093	20.73066	130,711
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.74828	9.16472	85,107
01/01/2012 to 12/31/2012	9.16472	10.42539	159,909
01/01/2013 to 12/31/2013	10.42539	12.14361	164,671
01/01/2014 to 12/31/2014	12.14361	11.04624	212,963
01/01/2015 to 12/31/2015	11.04624	10.85810	300,839
01/01/2016 to 12/31/2016	10.85810	10.64874	158,619
01/01/2017 to 12/31/2017	10.64874	12.75205	144,697
01/01/2018 to 12/31/2018	12.75205	10.42543	100,077
01/01/2019 to 12/31/2019	10.42543	12.20007	71,038
01/01/2020 to 12/31/2020	12.20007	11.82304	42,231
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.55365	11.57100	15,908,640
01/01/2012 to 12/31/2012	11.57100	12.34183	7,711,282
01/01/2013 to 12/31/2013	12.34183	11.65037	2,642,519
01/01/2014 to 12/31/2014	11.65037	12.12359	3,183,076
01/01/2015 to 12/31/2015	12.12359	11.95927	10,587,874
01/01/2016 to 12/31/2016	11.95927	12.15129	11,971,230
01/01/2017 to 12/31/2017	12.15129	12.35922	6,176,121
01/01/2018 to 12/31/2018	12.35922	12.01641	19,835,125
01/01/2019 to 12/31/2019	12.01641	13.03184	2,515,233
01/01/2020 to 12/31/2020	13.03184	14.79851	291,918
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.82431	10.49396	1,753,770
01/01/2012 to 12/31/2012	10.49396	11.62101	3,166,754
01/01/2013 to 12/31/2013	11.62101	13.17533	3,141,071
01/01/2014 to 12/31/2014	13.17533	13.66355	2,886,337
01/01/2015 to 12/31/2015	13.66355	13.18248	2,400,549
01/01/2016 to 12/31/2016	13.18248	13.52431	2,079,289
01/01/2017 to 12/31/2017	13.52431	15.42316	1,930,017
01/01/2018 to 12/31/2018	15.42316	13.92694	1,405,727
01/01/2019 to 12/31/2019	13.92694	16.21721	970,209
01/01/2020 to 12/31/2020	16.21721	17.89263	426,596
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.51141	9.31111	330,939
01/01/2012 to 12/31/2012	9.31111	11.06681	534,854
01/01/2013 to 12/31/2013	11.06681	12.44777	548,685
01/01/2014 to 12/31/2014	12.44777	11.36401	585,652
01/01/2015 to 12/31/2015	11.36401	10.77015	565,262
01/01/2016 to 12/31/2016	10.77015	10.70443	516,564
01/01/2017 to 12/31/2017	10.70443	13.53047	607,381
01/01/2018 to 12/31/2018	13.53047	10.88605	527,006
01/01/2019 to 12/31/2019	10.88605	13.50340	416,585
01/01/2020 to 12/31/2020	13.50340	14.88800	165,273

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.54131	10.30219	1,765,156
01/01/2012 to 12/31/2012	10.30219	11.12096	2,822,011
01/01/2013 to 12/31/2013	11.12096	12.03924	2,793,284
01/01/2014 to 12/31/2014	12.03924	12.37791	2,437,026
01/01/2015 to 12/31/2015	12.37791	12.04646	2,161,945
01/01/2016 to 12/31/2016	12.04646	12.19688	1,877,967
01/01/2017 to 12/31/2017	12.19688	13.33685	1,712,818
01/01/2018 to 12/31/2018	13.33685	12.33506	1,285,371
01/01/2019 to 12/31/2019	12.33506	13.78373	1,008,641
01/01/2020 to 12/31/2020	13.78373	14.96480	386,818
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.72925	10.53068	168,059
01/01/2012 to 12/31/2012	10.53068	11.82624	281,543
01/01/2013 to 12/31/2013	11.82624	15.73866	217,920
01/01/2014 to 12/31/2014	15.73866	16.80365	239,994
01/01/2015 to 12/31/2015	16.80365	18.12590	292,725
01/01/2016 to 12/31/2016	18.12590	17.41498	206,734
01/01/2017 to 12/31/2017	17.41498	23.06508	221,746
01/01/2018 to 12/31/2018	23.06508	22.12291	201,990
01/01/2019 to 12/31/2019	22.12291	28.60235	140,579
01/01/2020 to 12/31/2020	28.60235	42.95819	73,882
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.25614	10.87497	316,763
01/01/2012 to 12/31/2012	10.87497	11.90320	378,125
01/01/2013 to 12/31/2013	11.90320	15.85476	401,355
01/01/2014 to 12/31/2014	15.85476	17.09549	685,620
01/01/2015 to 12/31/2015	17.09549	18.34687	499,398
01/01/2016 to 12/31/2016	18.34687	18.88688	456,276
01/01/2017 to 12/31/2017	18.88688	24.49158	424,909
01/01/2018 to 12/31/2018	24.49158	23.23406	313,444
01/01/2019 to 12/31/2019	23.23406	29.81874	234,999
01/01/2020 to 12/31/2020	29.81874	38.25860	90,035
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.84729	10.24521	168,277
01/01/2012 to 12/31/2012	10.24521	12.29404	399,337
01/01/2013 to 12/31/2013	12.29404	15.29930	464,100
01/01/2014 to 12/31/2014	15.29930	15.45829	465,717
01/01/2015 to 12/31/2015	15.45829	14.85104	368,331
01/01/2016 to 12/31/2016	14.85104	15.51055	295,253
01/01/2017 to 12/31/2017	15.51055	18.72956	411,802
01/01/2018 to 12/31/2018	18.72956	16.51436	287,354
01/01/2019 to 12/31/2019	16.51436	20.92524	223,354
01/01/2020 to 12/31/2020	20.92524	23.29504	89,221
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99793	10.26319	564,367
01/01/2013 to 12/31/2013	10.26319	11.89948	719,958
01/01/2014 to 12/31/2014	11.89948	12.19819	686,963
01/01/2015 to 12/31/2015	12.19819	11.74560	569,513
01/01/2016 to 12/31/2016	11.74560	11.94767	653,039
01/01/2017 to 12/31/2017	11.94767	13.57111	487,170
01/01/2018 to 12/31/2018	13.57111	12.13516	357,526
01/01/2019 to 12/31/2019	12.13516	14.52506	360,290
01/01/2020 to 12/31/2020	14.52506	15.56019	294,906

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.82301	10.49012	115,760
01/01/2012 to 12/31/2012	10.49012	11.97482	171,328
01/01/2013 to 12/31/2013	11.97482	15.96126	232,862
01/01/2014 to 12/31/2014	15.96126	16.91772	233,223
01/01/2015 to 12/31/2015	16.91772	17.68727	188,412
01/01/2016 to 12/31/2016	17.68727	17.57573	190,402
01/01/2017 to 12/31/2017	17.57573	22.40030	184,392
01/01/2018 to 12/31/2018	22.40030	22.30671	152,132
01/01/2019 to 12/31/2019	22.30671	29.96589	139,984
01/01/2020 to 12/31/2020	29.96589	38.12158	55,826
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99793	10.16395	0
01/01/2013 to 12/31/2013	10.16395	13.32938	37,191
01/01/2014 to 12/31/2014	13.32938	14.32398	78,085
01/01/2015 to 12/31/2015	14.32398	13.86493	75,844
01/01/2016 to 12/31/2016	13.86493	15.33684	191,733
01/01/2017 to 12/31/2017	15.33684	17.54764	319,073
01/01/2018 to 12/31/2018	17.54764	15.37009	272,990
01/01/2019 to 12/31/2019	15.37009	19.38384	262,707
01/01/2020 to 12/31/2020	19.38384	19.63517	111,410
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.36526	10.75158	259,274
01/01/2012 to 12/31/2012	10.75158	12.53837	524,272
01/01/2013 to 12/31/2013	12.53837	16.16045	556,064
01/01/2014 to 12/31/2014	16.16045	17.57285	502,080
01/01/2015 to 12/31/2015	17.57285	16.15938	882,486
01/01/2016 to 12/31/2016	16.15938	16.01548	762,004
01/01/2017 to 12/31/2017	16.01548	19.84688	782,722
01/01/2018 to 12/31/2018	19.84688	18.50648	602,208
01/01/2019 to 12/31/2019	18.50648	23.48504	457,165
01/01/2020 to 12/31/2020	23.48504	30.87556	185,051
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.18481	10.63473	298,251
01/01/2012 to 12/31/2012	10.63473	12.14433	265,267
01/01/2013 to 12/31/2013	12.14433	16.81500	621,907
01/01/2014 to 12/31/2014	16.81500	18.73099	590,795
01/01/2015 to 12/31/2015	18.73099	17.23317	443,344
01/01/2016 to 12/31/2016	17.23317	19.86667	543,500
01/01/2017 to 12/31/2017	19.86667	22.04256	520,141
01/01/2018 to 12/31/2018	22.04256	17.95491	389,444
01/01/2019 to 12/31/2019	17.95491	21.18494	359,666
01/01/2020 to 12/31/2020	21.18494	20.28646	137,499
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.55026	10.38942	4,855,447
01/01/2012 to 12/31/2012	10.38942	11.18009	8,340,103
01/01/2013 to 12/31/2013	11.18009	11.90484	7,654,972
01/01/2014 to 12/31/2014	11.90484	12.27757	6,881,597
01/01/2015 to 12/31/2015	12.27757	11.98782	6,169,417
01/01/2016 to 12/31/2016	11.98782	12.33470	5,611,926
01/01/2017 to 12/31/2017	12.33470	13.24560	4,892,470
01/01/2018 to 12/31/2018	13.24560	12.54596	3,946,948
01/01/2019 to 12/31/2019	12.54596	14.03539	2,969,529
01/01/2020 to 12/31/2020	14.03539	14.92732	1,514,902

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01784	10.05559	19,683
01/01/2012 to 12/31/2012	10.05559	10.50075	311,041
01/01/2013 to 12/31/2013	10.50075	10.00148	449,635
01/01/2014 to 12/31/2014	10.00148	10.34246	811,754
01/01/2015 to 12/31/2015	10.34246	10.05680	723,761
01/01/2016 to 12/31/2016	10.05680	10.21869	749,903
01/01/2017 to 12/31/2017	10.21869	10.52891	751,726
01/01/2018 to 12/31/2018	10.52891	10.18074	606,673
01/01/2019 to 12/31/2019	10.18074	10.89453	541,754
01/01/2020 to 12/31/2020	10.89453	11.26477	350,475
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.45760	10.47734	3,316,610
01/01/2012 to 12/31/2012	10.47734	11.53488	6,115,347
01/01/2013 to 12/31/2013	11.53488	13.16135	5,761,446
01/01/2014 to 12/31/2014	13.16135	14.01260	5,562,609
01/01/2015 to 12/31/2015	14.01260	13.57860	8,582,854
01/01/2016 to 12/31/2016	13.57860	14.57635	7,737,545
01/01/2017 to 12/31/2017	14.57635	16.50083	12,804,530
01/01/2018 to 12/31/2018	16.50083	14.86417	9,296,871
01/01/2019 to 12/31/2019	14.86417	17.27210	7,534,384
01/01/2020 to 12/31/2020	17.27210	17.82655	2,894,794
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.84290	10.93775	64,604
01/01/2012 to 12/31/2012	10.93775	12.66921	265,690
01/01/2013 to 12/31/2013	12.66921	16.35823	271,283
01/01/2014 to 12/31/2014	16.35823	18.69470	487,611
01/01/2015 to 12/31/2015	18.69470	18.78858	463,547
01/01/2016 to 12/31/2016	18.78858	21.03980	475,705
01/01/2017 to 12/31/2017	21.03980	25.08026	440,283
01/01/2018 to 12/31/2018	25.08026	22.44075	350,099
01/01/2019 to 12/31/2019	22.44075	27.23279	257,868
01/01/2020 to 12/31/2020	27.23279	25.17460	130,017
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99792	8.84823	0
01/01/2012 to 12/31/2012	8.84823	9.76175	0
01/01/2013 to 12/31/2013	9.76175	11.64951	0
01/01/2014 to 12/31/2014	11.64951	12.09669	0
01/01/2015 to 12/31/2015	12.09669	11.81207	0
01/01/2016 to 12/31/2016	11.81207	12.24562	0
01/01/2017 to 12/31/2017	12.24562	14.11222	0
01/01/2018 to 12/31/2018	14.11222	12.85936	0
01/01/2019 to 12/31/2019	12.85936	15.19653	0
01/01/2020 to 12/31/2020	15.19653	16.53195	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.10376	10.25411	140,281
01/01/2012 to 12/31/2012	10.25411	12.00427	318,939
01/01/2013 to 12/31/2013	12.00427	16.48121	235,163
01/01/2014 to 12/31/2014	16.48121	16.86315	230,256
01/01/2015 to 12/31/2015	16.86315	16.66101	172,126
01/01/2016 to 12/31/2016	16.66101	17.49620	146,936
01/01/2017 to 12/31/2017	17.49620	21.78408	174,892
01/01/2018 to 12/31/2018	21.78408	18.93352	149,047
01/01/2019 to 12/31/2019	18.93352	25.19515	127,714
01/01/2020 to 12/31/2020	25.19515	33.20927	44,690

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.56192	12.12839	323,627
01/01/2012 to 12/31/2012	12.12839	13.26441	355,869
01/01/2013 to 12/31/2013	13.26441	17.48199	647,295
01/01/2014 to 12/31/2014	17.48199	17.69586	541,704
01/01/2015 to 12/31/2015	17.69586	17.38903	444,809
01/01/2016 to 12/31/2016	17.38903	19.00296	419,626
01/01/2017 to 12/31/2017	19.00296	22.96069	407,211
01/01/2018 to 12/31/2018	22.96069	20.50221	325,606
01/01/2019 to 12/31/2019	20.50221	26.01064	293,830
01/01/2020 to 12/31/2020	26.01064	37.63304	107,710
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.41655	10.46622	112,477
01/01/2012 to 12/31/2012	10.46622	12.05733	166,300
01/01/2013 to 12/31/2013	12.05733	16.15306	271,808
01/01/2014 to 12/31/2014	16.15306	16.57896	162,904
01/01/2015 to 12/31/2015	16.57896	15.46770	118,963
01/01/2016 to 12/31/2016	15.46770	19.48657	177,320
01/01/2017 to 12/31/2017	19.48657	20.39669	127,873
01/01/2018 to 12/31/2018	20.39669	16.48863	120,727
01/01/2019 to 12/31/2019	16.48863	19.61002	96,986
01/01/2020 to 12/31/2020	19.61002	19.28470	54,345
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.64584	10.58599	3,968,019
01/01/2012 to 12/31/2012	10.58599	11.71392	7,704,265
01/01/2013 to 12/31/2013	11.71392	13.34375	8,319,543
01/01/2014 to 12/31/2014	13.34375	13.77513	8,089,554
01/01/2015 to 12/31/2015	13.77513	13.43633	10,254,427
01/01/2016 to 12/31/2016	13.43633	14.08960	9,387,809
01/01/2017 to 12/31/2017	14.08960	15.85514	8,831,120
01/01/2018 to 12/31/2018	15.85514	14.63323	6,956,757
01/01/2019 to 12/31/2019	14.63323	17.24141	5,350,020
01/01/2020 to 12/31/2020	17.24141	18.91755	3,011,792
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.08797	10.62798	371,711
01/01/2012 to 12/31/2012	10.62798	12.18387	838,350
01/01/2013 to 12/31/2013	12.18387	17.10953	870,186
01/01/2014 to 12/31/2014	17.10953	18.07396	791,131
01/01/2015 to 12/31/2015	18.07396	19.31091	773,893
01/01/2016 to 12/31/2016	19.31091	19.33748	669,179
01/01/2017 to 12/31/2017	19.33748	25.99912	697,092
01/01/2018 to 12/31/2018	25.99912	26.32565	601,874
01/01/2019 to 12/31/2019	26.32565	32.91378	509,948
01/01/2020 to 12/31/2020	32.91378	44.86585	192,981
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.62126	10.30521	117,354
01/01/2012 to 12/31/2012	10.30521	11.39368	377,669
01/01/2013 to 12/31/2013	11.39368	14.95594	370,065
01/01/2014 to 12/31/2014	14.95594	14.80918	330,644
01/01/2015 to 12/31/2015	14.80918	13.56332	242,304
01/01/2016 to 12/31/2016	13.56332	14.03556	189,108
01/01/2017 to 12/31/2017	14.03556	15.95106	193,833
01/01/2018 to 12/31/2018	15.95106	14.04013	169,534
01/01/2019 to 12/31/2019	14.04013	17.24419	512,975
01/01/2020 to 12/31/2020	17.24419	17.16446	253,395

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.42614	9.47881	559,568
01/01/2012 to 12/31/2012	9.47881	9.57572	871,186
01/01/2013 to 12/31/2013	9.57572	10.77234	769,004
01/01/2014 to 12/31/2014	10.77234	9.62468	732,898
01/01/2015 to 12/31/2015	9.62468	7.57724	701,589
01/01/2016 to 12/31/2016	7.57724	9.20700	650,905
01/01/2017 to 12/31/2017	9.20700	9.90272	633,411
01/01/2018 to 12/31/2018	9.90272	8.04599	470,018
01/01/2019 to 12/31/2019	8.04599	9.16804	452,401
01/01/2020 to 12/31/2020	9.16804	8.74009	157,712
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.45094	10.77975	122,194
01/01/2012 to 12/31/2012	10.77975	12.44481	251,561
01/01/2013 to 12/31/2013	12.44481	16.06699	309,229
01/01/2014 to 12/31/2014	16.06699	18.01039	262,234
01/01/2015 to 12/31/2015	18.01039	16.39963	230,326
01/01/2016 to 12/31/2016	16.39963	18.22868	188,212
01/01/2017 to 12/31/2017	18.22868	21.06796	186,182
01/01/2018 to 12/31/2018	21.06796	17.14401	137,523
01/01/2019 to 12/31/2019	17.14401	19.91564	126,293
01/01/2020 to 12/31/2020	19.91564	18.28894	75,312
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99792	8.78594	713,280
01/01/2012 to 12/31/2012	8.78594	9.50885	2,477,519
01/01/2013 to 12/31/2013	9.50885	11.17208	2,937,880
01/01/2014 to 12/31/2014	11.17208	11.49238	2,937,706
01/01/2015 to 12/31/2015	11.49238	11.13413	2,761,927
01/01/2016 to 12/31/2016	11.13413	11.56475	2,278,343
01/01/2017 to 12/31/2017	11.56475	12.80941	2,060,147
01/01/2018 to 12/31/2018	12.80941	11.86345	1,625,907
01/01/2019 to 12/31/2019	11.86345	13.94443	1,020,233
01/01/2020 to 12/31/2020	13.94443	14.50103	551,853
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.35469	10.70460	851,190
01/01/2012 to 12/31/2012	10.70460	11.25615	1,451,867
01/01/2013 to 12/31/2013	11.25615	10.81090	1,500,107
01/01/2014 to 12/31/2014	10.81090	11.29933	1,950,928
01/01/2015 to 12/31/2015	11.29933	11.15303	1,690,150
01/01/2016 to 12/31/2016	11.15303	11.43490	1,746,600
01/01/2017 to 12/31/2017	11.43490	11.85314	2,108,184
01/01/2018 to 12/31/2018	11.85314	11.29353	2,383,863
01/01/2019 to 12/31/2019	11.29353	12.36574	2,057,312
01/01/2020 to 12/31/2020	12.36574	13.03427	893,004
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II or With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II - Cliff M&E (2.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.72802	10.16130	80,163
01/01/2012 to 12/31/2012	10.16130	11.12891	71,250
01/01/2013 to 12/31/2013	11.12891	11.90837	48,443
01/01/2014 to 12/31/2014	11.90837	12.02921	36,354
01/01/2015 to 12/31/2015	12.02921	11.32759	15,050
01/01/2016 to 12/31/2016	11.32759	11.72082	12,197
01/01/2017 to 12/31/2017	11.72082	12.84061	14,269
01/01/2018 to 12/31/2018	12.84061	11.47569	6,083
01/01/2019 to 12/31/2019	11.47569	12.95856	10,980
01/01/2020 to 12/31/2020	12.95856	13.14060	7,758
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.83318	10.55300	97,519
01/01/2012 to 12/31/2012	10.55300	11.66908	83,040
01/01/2013 to 12/31/2013	11.66908	13.23395	76,665
01/01/2014 to 12/31/2014	13.23395	13.66311	79,086
01/01/2015 to 12/31/2015	13.66311	13.40099	53,358
01/01/2016 to 12/31/2016	13.40099	13.96682	39,533
01/01/2017 to 12/31/2017	13.96682	15.89119	47,164
01/01/2018 to 12/31/2018	15.89119	14.54977	24,790
01/01/2019 to 12/31/2019	14.54977	17.25161	45,593
01/01/2020 to 12/31/2020	17.25161	18.57857	48,081
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.72024	10.24187	51,420
01/01/2012 to 12/31/2012	10.24187	10.98948	39,344
01/01/2013 to 12/31/2013	10.98948	12.02286	23,665
01/01/2014 to 12/31/2014	12.02286	12.29951	28,813
01/01/2015 to 12/31/2015	12.29951	11.94756	21,667
01/01/2016 to 12/31/2016	11.94756	12.18547	14,403
01/01/2017 to 12/31/2017	12.18547	13.78216	17,940
01/01/2018 to 12/31/2018	13.78216	12.34837	7,697
01/01/2019 to 12/31/2019	12.34837	14.18349	15,619
01/01/2020 to 12/31/2020	14.18349	15.74618	19,658
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.68666	10.27226	133,796
01/01/2012 to 12/31/2012	10.27226	11.24135	109,294
01/01/2013 to 12/31/2013	11.24135	12.86823	82,660
01/01/2014 to 12/31/2014	12.86823	13.33735	79,827
01/01/2015 to 12/31/2015	13.33735	13.03902	48,953
01/01/2016 to 12/31/2016	13.03902	13.48695	38,533
01/01/2017 to 12/31/2017	13.48695	15.08000	41,955
01/01/2018 to 12/31/2018	15.08000	13.94672	20,234
01/01/2019 to 12/31/2019	13.94672	16.20528	29,665
01/01/2020 to 12/31/2020	16.20528	17.62344	27,696

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99775	9.10110	939
01/01/2012 to 12/31/2012	9.10110	9.90840	732
01/01/2013 to 12/31/2013	9.90840	10.68726	14,176
01/01/2014 to 12/31/2014	10.68726	10.90769	7,846
01/01/2015 to 12/31/2015	10.90769	10.29469	3,465
01/01/2016 to 12/31/2016	10.29469	10.71466	3,772
01/01/2017 to 12/31/2017	10.71466	11.74110	2,649
01/01/2018 to 12/31/2018	11.74110	10.81937	828
01/01/2019 to 12/31/2019	10.81937	12.38231	5,055
01/01/2020 to 12/31/2020	12.38231	12.61883	4,958
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.01971	9.96892	1,154
01/01/2012 to 12/31/2012	9.96892	10.15469	744
01/01/2013 to 12/31/2013	10.15469	9.66568	189
01/01/2014 to 12/31/2014	9.66568	9.39565	216
01/01/2015 to 12/31/2015	9.39565	9.18614	417
01/01/2016 to 12/31/2016	9.18614	9.08486	75
01/01/2017 to 12/31/2017	9.08486	8.99102	226
01/01/2018 to 12/31/2018	8.99102	8.81224	78
01/01/2019 to 12/31/2019	8.81224	8.97058	4,260
01/01/2020 to 12/31/2020	8.97058	8.95198	3,739
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.29072	10.33172	105,236
01/01/2012 to 12/31/2012	10.33172	10.98946	85,338
01/01/2013 to 12/31/2013	10.98946	10.49630	36,550
01/01/2014 to 12/31/2014	10.49630	10.64502	43,802
01/01/2015 to 12/31/2015	10.64502	10.13924	41,608
01/01/2016 to 12/31/2016	10.13924	10.28333	30,236
01/01/2017 to 12/31/2017	10.28333	10.44282	40,159
01/01/2018 to 12/31/2018	10.44282	10.09228	24,573
01/01/2019 to 12/31/2019	10.09228	10.72575	26,978
01/01/2020 to 12/31/2020	10.72575	11.20478	30,762
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.69820	12.52320	368,195
01/01/2012 to 12/31/2012	12.52320	13.01240	393,962
01/01/2013 to 12/31/2013	13.01240	11.77459	234,197
01/01/2014 to 12/31/2014	11.77459	12.33666	266,546
01/01/2015 to 12/31/2015	12.33666	12.21762	274,635
01/01/2016 to 12/31/2016	12.21762	12.13025	272,765
01/01/2017 to 12/31/2017	12.13025	11.99013	193,234
01/01/2018 to 12/31/2018	11.99013	11.67253	190,440
01/01/2019 to 12/31/2019	11.67253	11.93305	596,810
01/01/2020 to 12/31/2020	11.93305	11.97684	985,890
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99775	11.91076	58,451
01/01/2012 to 12/31/2012	11.91076	12.26620	96,824
01/01/2013 to 12/31/2013	12.26620	10.77189	74,429
01/01/2014 to 12/31/2014	10.77189	11.56789	70,516
01/01/2015 to 12/31/2015	11.56789	11.49155	82,762
01/01/2016 to 12/31/2016	11.49155	11.38620	93,781
01/01/2017 to 12/31/2017	11.38620	11.25340	70,147
01/01/2018 to 12/31/2018	11.25340	10.93182	53,749
01/01/2019 to 12/31/2019	10.93182	11.26334	40,443
01/01/2020 to 12/31/2020	11.26334	11.50823	122,516

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99701	10.30344	5,022
01/01/2013 to 12/31/2013	10.30344	9.00269	367,104
01/01/2014 to 12/31/2014	9.00269	9.86507	188,268
01/01/2015 to 12/31/2015	9.86507	9.85866	21,882
01/01/2016 to 12/31/2016	9.85866	9.77641	1,358
01/01/2017 to 12/31/2017	9.77641	9.67449	1,408
01/01/2018 to 12/31/2018	9.67449	9.38701	1,045
01/01/2019 to 12/31/2019	9.38701	9.72805	10,485
01/01/2020 to 12/31/2020	9.72805	10.10629	9,511
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99850	8.66918	49,182
01/01/2014 to 12/31/2014	8.66918	9.66595	45,381
01/01/2015 to 12/31/2015	9.66595	9.67214	924
01/01/2016 to 12/31/2016	9.67214	9.59096	0
01/01/2017 to 12/31/2017	9.59096	9.48967	0
01/01/2018 to 12/31/2018	9.48967	9.17254	4,905
01/01/2019 to 12/31/2019	9.17254	9.63508	31,324
01/01/2020 to 12/31/2020	9.63508	10.18653	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99850	11.19944	25,998
01/01/2015 to 12/31/2015	11.19944	11.11490	247,405
01/01/2016 to 12/31/2016	11.11490	11.08281	53,689
01/01/2017 to 12/31/2017	11.08281	10.98160	40,568
01/01/2018 to 12/31/2018	10.98160	10.60501	78,797
01/01/2019 to 12/31/2019	10.60501	11.21814	57,857
01/01/2020 to 12/31/2020	11.21814	12.15385	36,293
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99850	9.84675	694
01/01/2016 to 12/31/2016	9.84675	9.78047	186,643
01/01/2017 to 12/31/2017	9.78047	9.74751	148,218
01/01/2018 to 12/31/2018	9.74751	9.38435	146,184
01/01/2019 to 12/31/2019	9.38435	10.04678	239,398
01/01/2020 to 12/31/2020	10.04678	10.81941	100,089
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99701	9.78915	107,450
01/01/2017 to 12/31/2017	9.78915	9.78123	71,447
01/01/2018 to 12/31/2018	9.78123	9.39591	85,564
01/01/2019 to 12/31/2019	9.39591	10.11935	395,207
01/01/2020 to 12/31/2020	10.11935	11.01486	75,145
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99700	9.94490	8,552
01/01/2018 to 12/31/2018	9.94490	9.47614	37,760
01/01/2019 to 12/31/2019	9.47614	10.28887	35,126
01/01/2020 to 12/31/2020	10.28887	11.48095	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99700	9.57290	4,955
01/01/2019 to 12/31/2019	9.57290	10.45995	28,606
01/01/2020 to 12/31/2020	10.45995	11.83557	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99850	11.13127	46,284
01/01/2020 to 12/31/2020	11.13127	12.40255	41,955
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99850	11.01460	568,878

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.76684	10.22230	112,785
01/01/2012 to 12/31/2012	10.22230	11.31077	94,667
01/01/2013 to 12/31/2013	11.31077	13.50152	94,221
01/01/2014 to 12/31/2014	13.50152	14.05587	90,459
01/01/2015 to 12/31/2015	14.05587	13.74926	89,796
01/01/2016 to 12/31/2016	13.74926	14.29352	64,650
01/01/2017 to 12/31/2017	14.29352	16.39699	79,837
01/01/2018 to 12/31/2018	16.39699	14.95989	32,891
01/01/2019 to 12/31/2019	14.95989	17.79440	136,927
01/01/2020 to 12/31/2020	17.79440	19.63746	130,039
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99775	11.55659	0
01/01/2014 to 12/31/2014	11.55659	12.77488	0
01/01/2015 to 12/31/2015	12.77488	11.98596	0
01/01/2016 to 12/31/2016	11.98596	13.40026	33
01/01/2017 to 12/31/2017	13.40026	15.43941	0
01/01/2018 to 12/31/2018	15.43941	14.30443	0
01/01/2019 to 12/31/2019	14.30443	18.23727	0
01/01/2020 to 12/31/2020	18.23727	18.58353	0
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.47469	10.60270	1,950
01/01/2012 to 12/31/2012	10.60270	13.08119	1,698
01/01/2013 to 12/31/2013	13.08119	13.28131	301
01/01/2014 to 12/31/2014	13.28131	14.72209	522
01/01/2015 to 12/31/2015	14.72209	14.31166	234
01/01/2016 to 12/31/2016	14.31166	14.05091	163
01/01/2017 to 12/31/2017	14.05091	15.16104	259
01/01/2018 to 12/31/2018	15.16104	14.05475	104
01/01/2019 to 12/31/2019	14.05475	17.11148	306
01/01/2020 to 12/31/2020	17.11148	16.15887	340
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.71378	12.14917	3,876
01/01/2012 to 12/31/2012	12.14917	13.63494	3,750
01/01/2013 to 12/31/2013	13.63494	13.68240	1,822
01/01/2014 to 12/31/2014	13.68240	17.42880	1,356
01/01/2015 to 12/31/2015	17.42880	17.77975	682
01/01/2016 to 12/31/2016	17.77975	18.13409	481
01/01/2017 to 12/31/2017	18.13409	18.74797	959
01/01/2018 to 12/31/2018	18.74797	17.37169	212
01/01/2019 to 12/31/2019	17.37169	22.17924	167
01/01/2020 to 12/31/2020	22.17924	20.96788	361
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.60441	9.00244	4,727
01/01/2012 to 12/31/2012	9.00244	10.32934	2,787
01/01/2013 to 12/31/2013	10.32934	10.07284	460
01/01/2014 to 12/31/2014	10.07284	9.34178	835
01/01/2015 to 12/31/2015	9.34178	7.56897	514
01/01/2016 to 12/31/2016	7.56897	8.27550	363
01/01/2017 to 12/31/2017	8.27550	10.17686	459
01/01/2018 to 12/31/2018	10.17686	8.50979	1,444
01/01/2019 to 12/31/2019	8.50979	9.38527	1,497
01/01/2020 to 12/31/2020	9.38527	9.50258	982

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.94766	10.49225	67,404
01/01/2012 to 12/31/2012	10.49225	11.29416	60,079
01/01/2013 to 12/31/2013	11.29416	12.61143	33,142
01/01/2014 to 12/31/2014	12.61143	12.65766	37,334
01/01/2015 to 12/31/2015	12.65766	12.43791	25,644
01/01/2016 to 12/31/2016	12.43791	12.61768	15,730
01/01/2017 to 12/31/2017	12.61768	14.30042	18,090
01/01/2018 to 12/31/2018	14.30042	12.83463	8,449
01/01/2019 to 12/31/2019	12.83463	14.98586	14,435
01/01/2020 to 12/31/2020	14.98586	15.85862	13,504
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99925	10.05320	250
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.63651	10.29738	48,274
01/01/2012 to 12/31/2012	10.29738	11.03380	42,560
01/01/2013 to 12/31/2013	11.03380	11.79030	35,843
01/01/2014 to 12/31/2014	11.79030	11.93560	36,608
01/01/2015 to 12/31/2015	11.93560	11.50768	24,215
01/01/2016 to 12/31/2016	11.50768	11.78628	19,151
01/01/2017 to 12/31/2017	11.78628	12.87764	14,236
01/01/2018 to 12/31/2018	12.87764	11.64376	7,583
01/01/2019 to 12/31/2019	11.64376	13.14458	18,082
01/01/2020 to 12/31/2020	13.14458	13.93645	20,635
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.42102	11.25787	5,011
01/01/2012 to 12/31/2012	11.25787	12.67206	2,795
01/01/2013 to 12/31/2013	12.67206	17.11573	2,644
01/01/2014 to 12/31/2014	17.11573	17.85232	2,864
01/01/2015 to 12/31/2015	17.85232	16.41583	2,259
01/01/2016 to 12/31/2016	16.41583	19.85737	1,926
01/01/2017 to 12/31/2017	19.85737	21.67779	2,291
01/01/2018 to 12/31/2018	21.67779	18.12297	2,425
01/01/2019 to 12/31/2019	18.12297	21.62539	3,453
01/01/2020 to 12/31/2020	21.62539	21.55420	3,712
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.78359	9.52209	3,391
01/01/2012 to 12/31/2012	9.52209	9.26522	1,696
01/01/2013 to 12/31/2013	9.26522	9.01512	1,766
01/01/2014 to 12/31/2014	9.01512	8.77178	2,020
01/01/2015 to 12/31/2015	8.77178	8.53500	394
01/01/2016 to 12/31/2016	8.53500	8.30517	217
01/01/2017 to 12/31/2017	8.30517	8.10913	212
01/01/2018 to 12/31/2018	8.10913	7.99153	188
01/01/2019 to 12/31/2019	7.99153	7.90727	5,661
01/01/2020 to 12/31/2020	7.90727	7.71087	5,384

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.69768	10.73964	4,175
01/01/2012 to 12/31/2012	10.73964	11.89904	3,980
01/01/2013 to 12/31/2013	11.89904	12.40911	1,155
01/01/2014 to 12/31/2014	12.40911	12.38295	1,415
01/01/2015 to 12/31/2015	12.38295	11.61910	533
01/01/2016 to 12/31/2016	11.61910	13.04691	738
01/01/2017 to 12/31/2017	13.04691	13.64411	792
01/01/2018 to 12/31/2018	13.64411	13.01005	540
01/01/2019 to 12/31/2019	13.01005	14.59558	604
01/01/2020 to 12/31/2020	14.59558	14.57583	798
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.55472	9.84054	5
01/01/2012 to 12/31/2012	9.84054	11.19120	653
01/01/2013 to 12/31/2013	11.19120	15.22967	673
01/01/2014 to 12/31/2014	15.22967	16.85551	1,303
01/01/2015 to 12/31/2015	16.85551	15.11514	4,333
01/01/2016 to 12/31/2016	15.11514	17.63294	686
01/01/2017 to 12/31/2017	17.63294	20.45138	754
01/01/2018 to 12/31/2018	20.45138	17.08027	640
01/01/2019 to 12/31/2019	17.08027	21.52578	2,503
01/01/2020 to 12/31/2020	21.52578	21.00134	3,108
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.18912	9.48026	1,444
01/01/2012 to 12/31/2012	9.48026	11.10255	954
01/01/2013 to 12/31/2013	11.10255	12.86148	229
01/01/2014 to 12/31/2014	12.86148	11.82273	169
01/01/2015 to 12/31/2015	11.82273	11.86570	534
01/01/2016 to 12/31/2016	11.86570	11.10976	133
01/01/2017 to 12/31/2017	11.10976	14.64060	176
01/01/2018 to 12/31/2018	14.64060	12.34422	128
01/01/2019 to 12/31/2019	12.34422	15.86788	348
01/01/2020 to 12/31/2020	15.86788	20.27546	334
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.73053	9.13080	1,473
01/01/2012 to 12/31/2012	9.13080	10.36547	1,330
01/01/2013 to 12/31/2013	10.36547	12.04897	273
01/01/2014 to 12/31/2014	12.04897	10.93767	224
01/01/2015 to 12/31/2015	10.93767	10.72928	95
01/01/2016 to 12/31/2016	10.72928	10.50085	98
01/01/2017 to 12/31/2017	10.50085	12.54926	96
01/01/2018 to 12/31/2018	12.54926	10.23838	91
01/01/2019 to 12/31/2019	10.23838	11.95660	98
01/01/2020 to 12/31/2020	11.95660	11.56329	236
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.80651	10.45528	24,067
01/01/2012 to 12/31/2012	10.45528	11.55436	16,853
01/01/2013 to 12/31/2013	11.55436	13.07295	13,119
01/01/2014 to 12/31/2014	13.07295	13.52958	13,509
01/01/2015 to 12/31/2015	13.52958	13.02640	7,558
01/01/2016 to 12/31/2016	13.02640	13.33675	5,730
01/01/2017 to 12/31/2017	13.33675	15.17819	5,479
01/01/2018 to 12/31/2018	15.17819	13.67759	3,191
01/01/2019 to 12/31/2019	13.67759	15.89420	4,080
01/01/2020 to 12/31/2020	15.89420	17.50030	4,989

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.49411	9.27676	2,122
01/01/2012 to 12/31/2012	9.27676	11.00339	1,369
01/01/2013 to 12/31/2013	11.00339	12.35100	607
01/01/2014 to 12/31/2014	12.35100	11.25254	574
01/01/2015 to 12/31/2015	11.25254	10.64265	6,383
01/01/2016 to 12/31/2016	10.64265	10.55610	1,108
01/01/2017 to 12/31/2017	10.55610	13.31567	968
01/01/2018 to 12/31/2018	13.31567	10.69105	1,868
01/01/2019 to 12/31/2019	10.69105	13.23425	405
01/01/2020 to 12/31/2020	13.23425	14.56124	98
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.52387	10.26420	34,237
01/01/2012 to 12/31/2012	10.26420	11.05718	29,255
01/01/2013 to 12/31/2013	11.05718	11.94565	24,519
01/01/2014 to 12/31/2014	11.94565	12.25655	21,033
01/01/2015 to 12/31/2015	12.25655	11.90380	9,930
01/01/2016 to 12/31/2016	11.90380	12.02773	6,291
01/01/2017 to 12/31/2017	12.02773	13.12491	4,963
01/01/2018 to 12/31/2018	13.12491	12.11407	2,318
01/01/2019 to 12/31/2019	12.11407	13.50900	8,711
01/01/2020 to 12/31/2020	13.50900	14.63656	8,515
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.71155	10.49190	691
01/01/2012 to 12/31/2012	10.49190	11.75857	2,024
01/01/2013 to 12/31/2013	11.75857	15.61666	303
01/01/2014 to 12/31/2014	15.61666	16.63931	459
01/01/2015 to 12/31/2015	16.63931	17.91179	575
01/01/2016 to 12/31/2016	17.91179	17.17412	61
01/01/2017 to 12/31/2017	17.17412	22.69976	56
01/01/2018 to 12/31/2018	22.69976	21.72761	33
01/01/2019 to 12/31/2019	21.72761	28.03357	335
01/01/2020 to 12/31/2020	28.03357	42.01764	262
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.23754	10.83471	752
01/01/2012 to 12/31/2012	10.83471	11.83484	256
01/01/2013 to 12/31/2013	11.83484	15.73142	48
01/01/2014 to 12/31/2014	15.73142	16.92770	282
01/01/2015 to 12/31/2015	16.92770	18.12955	145
01/01/2016 to 12/31/2016	18.12955	18.62498	106
01/01/2017 to 12/31/2017	18.62498	24.10265	382
01/01/2018 to 12/31/2018	24.10265	22.81797	155
01/01/2019 to 12/31/2019	22.81797	29.22468	5,756
01/01/2020 to 12/31/2020	29.22468	37.41963	3,590
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.82935	10.20729	1,229
01/01/2012 to 12/31/2012	10.20729	12.22327	1,037
01/01/2013 to 12/31/2013	12.22327	15.18002	1,762
01/01/2014 to 12/31/2014	15.18002	15.30634	2,040
01/01/2015 to 12/31/2015	15.30634	14.67487	2,202
01/01/2016 to 12/31/2016	14.67487	15.29508	1,850
01/01/2017 to 12/31/2017	15.29508	18.43160	2,587
01/01/2018 to 12/31/2018	18.43160	16.21809	2,110
01/01/2019 to 12/31/2019	16.21809	20.50762	8,210
01/01/2020 to 12/31/2020	20.50762	22.78327	6,351

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99776	10.24890	1,047
01/01/2013 to 12/31/2013	10.24890	11.85845	1,758
01/01/2014 to 12/31/2014	11.85845	12.13121	1,625
01/01/2015 to 12/31/2015	12.13121	11.65711	1,123
01/01/2016 to 12/31/2016	11.65711	11.83337	977
01/01/2017 to 12/31/2017	11.83337	13.41392	708
01/01/2018 to 12/31/2018	13.41392	11.96980	346
01/01/2019 to 12/31/2019	11.96980	14.29782	768
01/01/2020 to 12/31/2020	14.29782	15.28551	631
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.80508	10.45133	202
01/01/2012 to 12/31/2012	10.45133	11.90597	165
01/01/2013 to 12/31/2013	11.90597	15.83692	1,811
01/01/2014 to 12/31/2014	15.83692	16.75152	2,352
01/01/2015 to 12/31/2015	16.75152	17.47755	1,557
01/01/2016 to 12/31/2016	17.47755	17.33180	1,581
01/01/2017 to 12/31/2017	17.33180	22.04430	1,468
01/01/2018 to 12/31/2018	22.04430	21.90684	1,409
01/01/2019 to 12/31/2019	21.90684	29.36838	236
01/01/2020 to 12/31/2020	29.36838	37.28477	195
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99776	10.15622	0
01/01/2013 to 12/31/2013	10.15622	13.29201	19
01/01/2014 to 12/31/2014	13.29201	14.25459	0
01/01/2015 to 12/31/2015	14.25459	13.76939	0
01/01/2016 to 12/31/2016	13.76939	15.20007	0
01/01/2017 to 12/31/2017	15.20007	17.35562	768
01/01/2018 to 12/31/2018	17.35562	15.17049	386
01/01/2019 to 12/31/2019	15.17049	19.09285	40
01/01/2020 to 12/31/2020	19.09285	19.30077	41
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.34646	10.71178	3,866
01/01/2012 to 12/31/2012	10.71178	12.46639	3,935
01/01/2013 to 12/31/2013	12.46639	16.03477	935
01/01/2014 to 12/31/2014	16.03477	17.40029	896
01/01/2015 to 12/31/2015	17.40029	15.96783	1,517
01/01/2016 to 12/31/2016	15.96783	15.79319	1,052
01/01/2017 to 12/31/2017	15.79319	19.53154	2,394
01/01/2018 to 12/31/2018	19.53154	18.17486	709
01/01/2019 to 12/31/2019	18.17486	23.01694	8,270
01/01/2020 to 12/31/2020	23.01694	30.19807	5,599
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.16638	10.59540	1,821
01/01/2012 to 12/31/2012	10.59540	12.07466	1,582
01/01/2013 to 12/31/2013	12.07466	16.68426	705
01/01/2014 to 12/31/2014	16.68426	18.54723	823
01/01/2015 to 12/31/2015	18.54723	17.02906	429
01/01/2016 to 12/31/2016	17.02906	19.59124	219
01/01/2017 to 12/31/2017	19.59124	21.69250	1,017
01/01/2018 to 12/31/2018	21.69250	17.63330	683
01/01/2019 to 12/31/2019	17.63330	20.76283	3,330
01/01/2020 to 12/31/2020	20.76283	19.84152	3,747

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.53285	10.35103	97,357
01/01/2012 to 12/31/2012	10.35103	11.11596	98,618
01/01/2013 to 12/31/2013	11.11596	11.81223	52,249
01/01/2014 to 12/31/2014	11.81223	12.15718	60,594
01/01/2015 to 12/31/2015	12.15718	11.84594	31,586
01/01/2016 to 12/31/2016	11.84594	12.16388	15,164
01/01/2017 to 12/31/2017	12.16388	13.03542	11,075
01/01/2018 to 12/31/2018	13.03542	12.32132	6,017
01/01/2019 to 12/31/2019	12.32132	13.75579	26,841
01/01/2020 to 12/31/2020	13.75579	14.59994	45,512
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01767	10.05196	0
01/01/2012 to 12/31/2012	10.05196	10.47550	91
01/01/2013 to 12/31/2013	10.47550	9.95682	517
01/01/2014 to 12/31/2014	9.95682	10.27510	408
01/01/2015 to 12/31/2015	10.27510	9.97082	211
01/01/2016 to 12/31/2016	9.97082	10.11065	27
01/01/2017 to 12/31/2017	10.11065	10.39624	964
01/01/2018 to 12/31/2018	10.39624	10.03180	510
01/01/2019 to 12/31/2019	10.03180	10.71317	135
01/01/2020 to 12/31/2020	10.71317	11.05464	1,158
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.43865	10.43861	104,792
01/01/2012 to 12/31/2012	10.43861	11.46855	113,532
01/01/2013 to 12/31/2013	11.46855	13.05885	89,754
01/01/2014 to 12/31/2014	13.05885	13.87493	79,862
01/01/2015 to 12/31/2015	13.87493	13.41753	68,541
01/01/2016 to 12/31/2016	13.41753	14.37413	59,894
01/01/2017 to 12/31/2017	14.37413	16.23855	94,910
01/01/2018 to 12/31/2018	16.23855	14.59767	61,674
01/01/2019 to 12/31/2019	14.59767	16.92762	283,859
01/01/2020 to 12/31/2020	16.92762	17.43524	267,977
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.82499	10.89734	482
01/01/2012 to 12/31/2012	10.89734	12.59643	489
01/01/2013 to 12/31/2013	12.59643	16.23101	184
01/01/2014 to 12/31/2014	16.23101	18.51134	135
01/01/2015 to 12/31/2015	18.51134	18.56612	127
01/01/2016 to 12/31/2016	18.56612	20.74822	121
01/01/2017 to 12/31/2017	20.74822	24.68208	626
01/01/2018 to 12/31/2018	24.68208	22.03891	41
01/01/2019 to 12/31/2019	22.03891	26.69036	2,787
01/01/2020 to 12/31/2020	26.69036	24.62253	2,293
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99775	8.83594	0
01/01/2012 to 12/31/2012	8.83594	9.72824	0
01/01/2013 to 12/31/2013	9.72824	11.58574	0
01/01/2014 to 12/31/2014	11.58574	12.00578	0
01/01/2015 to 12/31/2015	12.00578	11.69925	0
01/01/2016 to 12/31/2016	11.69925	12.10377	0
01/01/2017 to 12/31/2017	12.10377	13.92024	0
01/01/2018 to 12/31/2018	13.92024	12.65823	0
01/01/2019 to 12/31/2019	12.65823	14.92822	0
01/01/2020 to 12/31/2020	14.92822	16.20662	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.08395	10.21630	492
01/01/2012 to 12/31/2012	10.21630	11.93538	829
01/01/2013 to 12/31/2013	11.93538	16.35278	294
01/01/2014 to 12/31/2014	16.35278	16.69730	1,046
01/01/2015 to 12/31/2015	16.69730	16.46333	177
01/01/2016 to 12/31/2016	16.46333	17.25324	209
01/01/2017 to 12/31/2017	17.25324	21.43768	140
01/01/2018 to 12/31/2018	21.43768	18.59390	117
01/01/2019 to 12/31/2019	18.59390	24.69240	4,655
01/01/2020 to 12/31/2020	24.69240	32.47992	4,045
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.54113	12.08356	1,404
01/01/2012 to 12/31/2012	12.08356	13.18823	674
01/01/2013 to 12/31/2013	13.18823	17.34591	283
01/01/2014 to 12/31/2014	17.34591	17.52204	404
01/01/2015 to 12/31/2015	17.52204	17.18290	4,169
01/01/2016 to 12/31/2016	17.18290	18.73936	689
01/01/2017 to 12/31/2017	18.73936	22.59592	1,141
01/01/2018 to 12/31/2018	22.59592	20.13476	994
01/01/2019 to 12/31/2019	20.13476	25.49207	4,352
01/01/2020 to 12/31/2020	25.49207	36.80722	3,484
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.39766	10.42757	600
01/01/2012 to 12/31/2012	10.42757	11.98804	171
01/01/2013 to 12/31/2013	11.98804	16.02732	154
01/01/2014 to 12/31/2014	16.02732	16.41607	166
01/01/2015 to 12/31/2015	16.41607	15.28434	48
01/01/2016 to 12/31/2016	15.28434	19.21614	8
01/01/2017 to 12/31/2017	19.21614	20.07245	86
01/01/2018 to 12/31/2018	20.07245	16.19287	44
01/01/2019 to 12/31/2019	16.19287	19.21874	2,858
01/01/2020 to 12/31/2020	19.21874	18.86107	3,297
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.62833	10.54700	113,620
01/01/2012 to 12/31/2012	10.54700	11.64682	90,747
01/01/2013 to 12/31/2013	11.64682	13.24003	77,472
01/01/2014 to 12/31/2014	13.24003	13.64001	74,515
01/01/2015 to 12/31/2015	13.64001	13.27734	73,257
01/01/2016 to 12/31/2016	13.27734	13.89431	57,125
01/01/2017 to 12/31/2017	13.89431	15.60326	54,364
01/01/2018 to 12/31/2018	15.60326	14.37107	29,011
01/01/2019 to 12/31/2019	14.37107	16.89784	61,914
01/01/2020 to 12/31/2020	16.89784	18.50251	64,263
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.06962	10.58857	2,150
01/01/2012 to 12/31/2012	10.58857	12.11375	1,699
01/01/2013 to 12/31/2013	12.11375	16.97611	1,996
01/01/2014 to 12/31/2014	16.97611	17.89630	3,368
01/01/2015 to 12/31/2015	17.89630	19.08190	2,409
01/01/2016 to 12/31/2016	19.08190	19.06902	1,792
01/01/2017 to 12/31/2017	19.06902	25.58575	4,936
01/01/2018 to 12/31/2018	25.58575	25.85357	3,298
01/01/2019 to 12/31/2019	25.85357	32.25705	4,363
01/01/2020 to 12/31/2020	32.25705	43.88067	1,007

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.60379	10.26707	105
01/01/2012 to 12/31/2012	10.26707	11.32811	205
01/01/2013 to 12/31/2013	11.32811	14.83939	66
01/01/2014 to 12/31/2014	14.83939	14.66362	660
01/01/2015 to 12/31/2015	14.66362	13.40246	248
01/01/2016 to 12/31/2016	13.40246	13.84073	139
01/01/2017 to 12/31/2017	13.84073	15.69731	318
01/01/2018 to 12/31/2018	15.69731	13.78817	779
01/01/2019 to 12/31/2019	13.78817	16.90012	1,367
01/01/2020 to 12/31/2020	16.90012	16.78736	1,776
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.40731	9.44376	9,596
01/01/2012 to 12/31/2012	9.44376	9.52074	7,914
01/01/2013 to 12/31/2013	9.52074	10.68860	4,367
01/01/2014 to 12/31/2014	10.68860	9.53026	4,596
01/01/2015 to 12/31/2015	9.53026	7.48748	1,728
01/01/2016 to 12/31/2016	7.48748	9.07922	1,082
01/01/2017 to 12/31/2017	9.07922	9.74532	1,696
01/01/2018 to 12/31/2018	9.74532	7.90170	535
01/01/2019 to 12/31/2019	7.90170	8.98513	1,336
01/01/2020 to 12/31/2020	8.98513	8.54820	2,103
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.43201	10.73996	1,007
01/01/2012 to 12/31/2012	10.73996	12.37341	1,225
01/01/2013 to 12/31/2013	12.37341	15.94209	374
01/01/2014 to 12/31/2014	15.94209	17.83365	731
01/01/2015 to 12/31/2015	17.83365	16.20531	344
01/01/2016 to 12/31/2016	16.20531	17.97579	277
01/01/2017 to 12/31/2017	17.97579	20.73319	405
01/01/2018 to 12/31/2018	20.73319	16.83672	190
01/01/2019 to 12/31/2019	16.83672	19.51844	2,829
01/01/2020 to 12/31/2020	19.51844	17.88757	3,749
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99775	8.77381	0
01/01/2012 to 12/31/2012	8.77381	9.47622	261
01/01/2013 to 12/31/2013	9.47622	11.11097	1,458
01/01/2014 to 12/31/2014	11.11097	11.40603	3,172
01/01/2015 to 12/31/2015	11.40603	11.02779	24,143
01/01/2016 to 12/31/2016	11.02779	11.43090	9,032
01/01/2017 to 12/31/2017	11.43090	12.63517	3,704
01/01/2018 to 12/31/2018	12.63517	11.67787	1,177
01/01/2019 to 12/31/2019	11.67787	13.69808	3,805
01/01/2020 to 12/31/2020	13.69808	14.21584	7,512
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.33756	10.66490	8,732
01/01/2012 to 12/31/2012	10.66490	11.19133	8,397
01/01/2013 to 12/31/2013	11.19133	10.72657	4,818
01/01/2014 to 12/31/2014	10.72657	11.18815	6,786
01/01/2015 to 12/31/2015	11.18815	11.02065	3,121
01/01/2016 to 12/31/2016	11.02065	11.27609	1,439
01/01/2017 to 12/31/2017	11.27609	11.66453	2,847
01/01/2018 to 12/31/2018	11.66453	11.09096	5,350
01/01/2019 to 12/31/2019	11.09096	12.11908	22,389
01/01/2020 to 12/31/2020	12.11908	12.74815	14,907
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.05357	9.68945	172,922
01/01/2012 to 12/31/2012	9.68945	10.79903	187,764
01/01/2013 to 12/31/2013	10.79903	11.75851	169,163
01/01/2014 to 12/31/2014	11.75851	12.08662	230,801
01/01/2015 to 12/31/2015	12.08662	11.58176	286,697
01/01/2016 to 12/31/2016	11.58176	12.19380	296,022
01/01/2017 to 12/31/2017	12.19380	13.59275	280,237
01/01/2018 to 12/31/2018	13.59275	12.36263	241,676
01/01/2019 to 12/31/2019	12.36263	14.20530	238,428
01/01/2020 to 12/31/2020	14.20530	14.65795	228,821
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.59254	10.49952	36,272
01/01/2012 to 12/31/2012	10.49952	11.81435	79,091
01/01/2013 to 12/31/2013	11.81435	13.63409	158,790
01/01/2014 to 12/31/2014	13.63409	14.32368	180,239
01/01/2015 to 12/31/2015	14.32368	14.29579	206,753
01/01/2016 to 12/31/2016	14.29579	15.16031	258,359
01/01/2017 to 12/31/2017	15.16031	17.55127	276,330
01/01/2018 to 12/31/2018	17.55127	16.35373	293,477
01/01/2019 to 12/31/2019	16.35373	19.73136	269,061
01/01/2020 to 12/31/2020	19.73136	21.62240	261,751
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	9.99007	9.71160	5,942
01/01/2012 to 12/31/2012	9.71160	10.60403	50,477
01/01/2013 to 12/31/2013	10.60403	11.80510	62,149
01/01/2014 to 12/31/2014	11.80510	12.28896	69,809
01/01/2015 to 12/31/2015	12.28896	12.14719	72,169
01/01/2016 to 12/31/2016	12.14719	12.60617	100,956
01/01/2017 to 12/31/2017	12.60617	14.50774	139,717
01/01/2018 to 12/31/2018	14.50774	13.22832	137,096
01/01/2019 to 12/31/2019	13.22832	15.46111	147,025
01/01/2020 to 12/31/2020	15.46111	17.46615	146,805
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.40804	10.17985	366,569
01/01/2012 to 12/31/2012	10.17985	11.33645	524,542
01/01/2013 to 12/31/2013	11.33645	13.20498	566,259
01/01/2014 to 12/31/2014	13.20498	13.92690	843,587
01/01/2015 to 12/31/2015	13.92690	13.85466	1,049,212
01/01/2016 to 12/31/2016	13.85466	14.58164	1,373,384
01/01/2017 to 12/31/2017	14.58164	16.58958	1,583,679
01/01/2018 to 12/31/2018	16.58958	15.61408	1,661,615
01/01/2019 to 12/31/2019	15.61408	18.46124	1,774,057
01/01/2020 to 12/31/2020	18.46124	20.42947	1,843,290

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	11.77276	11.91843	101,716
01/01/2012 to 12/31/2012	11.91843	12.35443	57,567
01/01/2013 to 12/31/2013	12.35443	11.96593	61,513
01/01/2014 to 12/31/2014	11.96593	11.83586	56,087
01/01/2015 to 12/31/2015	11.83586	11.77554	95,573
01/01/2016 to 12/31/2016	11.77554	11.85025	101,282
01/01/2017 to 12/31/2017	11.85025	11.93304	177,391
01/01/2018 to 12/31/2018	11.93304	11.90270	280,925
01/01/2019 to 12/31/2019	11.90270	12.32937	290,821
01/01/2020 to 12/31/2020	12.32937	12.51982	297,341
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	12.57524	12.84647	42,310
01/01/2012 to 12/31/2012	12.84647	13.90489	141,041
01/01/2013 to 12/31/2013	13.90489	13.51422	157,940
01/01/2014 to 12/31/2014	13.51422	13.94662	156,494
01/01/2015 to 12/31/2015	13.94662	13.51743	159,560
01/01/2016 to 12/31/2016	13.51743	13.94960	163,286
01/01/2017 to 12/31/2017	13.94960	14.41424	156,940
01/01/2018 to 12/31/2018	14.41424	14.17661	155,240
01/01/2019 to 12/31/2019	14.17661	15.33112	170,125
01/01/2020 to 12/31/2020	15.33112	16.29730	159,684
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	9.88109	9.54594	115,629
01/01/2012 to 12/31/2012	9.54594	10.74833	85,759
01/01/2013 to 12/31/2013	10.74833	13.05551	147,135
01/01/2014 to 12/31/2014	13.05551	13.83039	261,580
01/01/2015 to 12/31/2015	13.83039	13.76649	412,131
01/01/2016 to 12/31/2016	13.76649	14.56220	531,059
01/01/2017 to 12/31/2017	14.56220	16.99771	642,736
01/01/2018 to 12/31/2018	16.99771	15.78215	717,176
01/01/2019 to 12/31/2019	15.78215	19.10225	788,216
01/01/2020 to 12/31/2020	19.10225	21.45112	843,766
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	9.76197	9.17833	541
01/01/2012 to 12/31/2012	9.17833	11.52315	1,910
01/01/2013 to 12/31/2013	11.52315	11.90508	5,835
01/01/2014 to 12/31/2014	11.90508	13.42844	9,633
01/01/2015 to 12/31/2015	13.42844	13.28358	9,943
01/01/2016 to 12/31/2016	13.28358	13.26990	23,866
01/01/2017 to 12/31/2017	13.26990	14.56915	23,573
01/01/2018 to 12/31/2018	14.56915	13.74481	23,009
01/01/2019 to 12/31/2019	13.74481	17.02803	24,798
01/01/2020 to 12/31/2020	17.02803	16.36283	28,912
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	8.36127	8.82419	4,845
01/01/2012 to 12/31/2012	8.82419	10.07765	33,808
01/01/2013 to 12/31/2013	10.07765	10.29050	28,693
01/01/2014 to 12/31/2014	10.29050	13.33818	33,765
01/01/2015 to 12/31/2015	13.33818	13.84584	49,429
01/01/2016 to 12/31/2016	13.84584	14.36896	61,695
01/01/2017 to 12/31/2017	14.36896	15.11555	58,323
01/01/2018 to 12/31/2018	15.11555	14.25356	59,512
01/01/2019 to 12/31/2019	14.25356	18.51789	60,285
01/01/2020 to 12/31/2020	18.51789	17.81454	64,082

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.15868	8.80869	2,616
01/01/2012 to 12/31/2012	8.80869	10.28504	3,295
01/01/2013 to 12/31/2013	10.28504	10.20593	18,822
01/01/2014 to 12/31/2014	10.20593	9.63174	22,153
01/01/2015 to 12/31/2015	9.63174	7.94129	23,602
01/01/2016 to 12/31/2016	7.94129	8.83470	26,731
01/01/2017 to 12/31/2017	8.83470	11.05480	36,278
01/01/2018 to 12/31/2018	11.05480	9.40746	33,283
01/01/2019 to 12/31/2019	9.40746	10.55768	26,904
01/01/2020 to 12/31/2020	10.55768	10.87757	23,580
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	9.70021	9.45972	70,843
01/01/2012 to 12/31/2012	9.45972	10.36217	125,844
01/01/2013 to 12/31/2013	10.36217	11.77393	141,532
01/01/2014 to 12/31/2014	11.77393	12.02477	146,745
01/01/2015 to 12/31/2015	12.02477	12.02372	175,869
01/01/2016 to 12/31/2016	12.02372	12.41117	191,548
01/01/2017 to 12/31/2017	12.41117	14.31272	207,742
01/01/2018 to 12/31/2018	14.31272	13.07285	192,111
01/01/2019 to 12/31/2019	13.07285	15.53206	198,626
01/01/2020 to 12/31/2020	15.53206	16.72529	188,642
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99973	10.07671	116,944
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.32606	10.17206	13,151
01/01/2012 to 12/31/2012	10.17206	11.09154	67,208
01/01/2013 to 12/31/2013	11.09154	12.06017	27,028
01/01/2014 to 12/31/2014	12.06017	12.42331	62,516
01/01/2015 to 12/31/2015	12.42331	12.18843	73,646
01/01/2016 to 12/31/2016	12.18843	12.70214	98,929
01/01/2017 to 12/31/2017	12.70214	14.12146	96,526
01/01/2018 to 12/31/2018	14.12146	12.99418	83,476
01/01/2019 to 12/31/2019	12.99418	14.92684	85,776
01/01/2020 to 12/31/2020	14.92684	16.10419	73,254
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	12.07909	12.11532	1,906
01/01/2012 to 12/31/2012	12.11532	13.87726	4,328
01/01/2013 to 12/31/2013	13.87726	19.07270	10,593
01/01/2014 to 12/31/2014	19.07270	20.24314	14,911
01/01/2015 to 12/31/2015	20.24314	18.94153	28,415
01/01/2016 to 12/31/2016	18.94153	23.31383	35,607
01/01/2017 to 12/31/2017	23.31383	25.89693	38,501
01/01/2018 to 12/31/2018	25.89693	22.03326	44,443
01/01/2019 to 12/31/2019	22.03326	26.75324	46,090
01/01/2020 to 12/31/2020	26.75324	27.13377	54,152

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	10.27485	10.17598	28,226
01/01/2012 to 12/31/2012	10.17598	10.07626	137,020
01/01/2013 to 12/31/2013	10.07626	9.97714	122,291
01/01/2014 to 12/31/2014	9.97714	9.87852	250,708
01/01/2015 to 12/31/2015	9.87852	9.78032	270,947
01/01/2016 to 12/31/2016	9.78032	9.68399	281,767
01/01/2017 to 12/31/2017	9.68399	9.62117	396,090
01/01/2018 to 12/31/2018	9.62117	9.64920	275,729
01/01/2019 to 12/31/2019	9.64920	9.71522	182,453
01/01/2020 to 12/31/2020	9.71522	9.64093	305,311
AST High Yield Portfolio
01/01/2011 to 12/31/2011	11.08074	11.31919	24,364
01/01/2012 to 12/31/2012	11.31919	12.76194	53,227
01/01/2013 to 12/31/2013	12.76194	13.54280	47,007
01/01/2014 to 12/31/2014	13.54280	13.75166	62,152
01/01/2015 to 12/31/2015	13.75166	13.13027	80,541
01/01/2016 to 12/31/2016	13.13027	15.00201	109,170
01/01/2017 to 12/31/2017	15.00201	15.96360	109,039
01/01/2018 to 12/31/2018	15.96360	15.49079	124,974
01/01/2019 to 12/31/2019	15.49079	17.68393	125,024
01/01/2020 to 12/31/2020	17.68393	17.97045	121,515
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	7.55590	7.16817	1,094
01/01/2012 to 12/31/2012	7.16817	8.29561	14,852
01/01/2013 to 12/31/2013	8.29561	11.48738	31,898
01/01/2014 to 12/31/2014	11.48738	12.93708	42,358
01/01/2015 to 12/31/2015	12.93708	11.80525	49,990
01/01/2016 to 12/31/2016	11.80525	14.01298	61,709
01/01/2017 to 12/31/2017	14.01298	16.53743	85,467
01/01/2018 to 12/31/2018	16.53743	14.05575	103,948
01/01/2019 to 12/31/2019	14.05575	18.02518	107,832
01/01/2020 to 12/31/2020	18.02518	17.89519	109,128
AST International Growth Portfolio
01/01/2011 to 12/31/2011	9.01789	7.77483	437
01/01/2012 to 12/31/2012	7.77483	9.26557	8,321
01/01/2013 to 12/31/2013	9.26557	10.92201	15,690
01/01/2014 to 12/31/2014	10.92201	10.21646	15,533
01/01/2015 to 12/31/2015	10.21646	10.43383	19,369
01/01/2016 to 12/31/2016	10.43383	9.94030	16,568
01/01/2017 to 12/31/2017	9.94030	13.32866	20,148
01/01/2018 to 12/31/2018	13.32866	11.43688	25,328
01/01/2019 to 12/31/2019	11.43688	14.95971	29,398
01/01/2020 to 12/31/2020	14.95971	19.45065	34,784
AST International Value Portfolio
01/01/2011 to 12/31/2011	9.17929	7.94794	1,773
01/01/2012 to 12/31/2012	7.94794	9.18156	3,131
01/01/2013 to 12/31/2013	9.18156	10.86035	7,431
01/01/2014 to 12/31/2014	10.86035	10.03208	9,404
01/01/2015 to 12/31/2015	10.03208	10.01389	11,194
01/01/2016 to 12/31/2016	10.01389	9.97240	10,720
01/01/2017 to 12/31/2017	9.97240	12.12628	12,615
01/01/2018 to 12/31/2018	12.12628	10.06836	9,185
01/01/2019 to 12/31/2019	10.06836	11.96465	9,097
01/01/2020 to 12/31/2020	11.96465	11.77440	12,162

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.13569	9.97825	1,208
01/01/2012 to 12/31/2012	9.97825	11.22134	27,647
01/01/2013 to 12/31/2013	11.22134	12.91910	27,963
01/01/2014 to 12/31/2014	12.91910	13.60521	34,332
01/01/2015 to 12/31/2015	13.60521	13.32949	53,555
01/01/2016 to 12/31/2016	13.32949	13.88622	58,208
01/01/2017 to 12/31/2017	13.88622	16.08024	65,148
01/01/2018 to 12/31/2018	16.08024	14.74659	61,814
01/01/2019 to 12/31/2019	14.74659	17.43752	95,993
01/01/2020 to 12/31/2020	17.43752	19.53693	95,827
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	9.09678	8.18270	11,011
01/01/2012 to 12/31/2012	8.18270	9.87658	14,182
01/01/2013 to 12/31/2013	9.87658	11.28094	28,745
01/01/2014 to 12/31/2014	11.28094	10.45830	71,525
01/01/2015 to 12/31/2015	10.45830	10.06541	106,352
01/01/2016 to 12/31/2016	10.06541	10.15840	111,320
01/01/2017 to 12/31/2017	10.15840	13.03844	128,328
01/01/2018 to 12/31/2018	13.03844	10.65367	196,763
01/01/2019 to 12/31/2019	10.65367	13.41967	171,119
01/01/2020 to 12/31/2020	13.41967	15.02475	187,611
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.65289	10.57215	44,156
01/01/2012 to 12/31/2012	10.57215	11.58947	68,595
01/01/2013 to 12/31/2013	11.58947	12.74066	67,156
01/01/2014 to 12/31/2014	12.74066	13.30181	88,614
01/01/2015 to 12/31/2015	13.30181	13.14611	89,830
01/01/2016 to 12/31/2016	13.14611	13.51574	125,636
01/01/2017 to 12/31/2017	13.51574	15.00708	141,975
01/01/2018 to 12/31/2018	15.00708	14.09612	134,968
01/01/2019 to 12/31/2019	14.09612	15.99541	138,165
01/01/2020 to 12/31/2020	15.99541	17.63488	139,672
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.35164	11.31377	0
01/01/2012 to 12/31/2012	11.31377	12.90295	518
01/01/2013 to 12/31/2013	12.90295	17.43738	5,435
01/01/2014 to 12/31/2014	17.43738	18.90555	8,490
01/01/2015 to 12/31/2015	18.90555	20.70893	10,511
01/01/2016 to 12/31/2016	20.70893	20.20390	10,182
01/01/2017 to 12/31/2017	20.20390	27.17167	14,178
01/01/2018 to 12/31/2018	27.17167	26.46778	16,937
01/01/2019 to 12/31/2019	26.46778	34.74953	20,499
01/01/2020 to 12/31/2020	34.74953	52.99759	27,829
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	9.74903	9.56442	5,154
01/01/2012 to 12/31/2012	9.56442	10.63120	48,310
01/01/2013 to 12/31/2013	10.63120	14.37959	35,153
01/01/2014 to 12/31/2014	14.37959	15.74482	73,599
01/01/2015 to 12/31/2015	15.74482	17.15902	82,680
01/01/2016 to 12/31/2016	17.15902	17.93663	79,915
01/01/2017 to 12/31/2017	17.93663	23.61802	104,767
01/01/2018 to 12/31/2018	23.61802	22.75449	128,715
01/01/2019 to 12/31/2019	22.75449	29.65526	119,761
01/01/2020 to 12/31/2020	29.65526	38.63746	126,949

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.33903	9.91614	18,473
01/01/2012 to 12/31/2012	9.91614	12.08368	28,565
01/01/2013 to 12/31/2013	12.08368	15.27018	35,474
01/01/2014 to 12/31/2014	15.27018	15.66783	48,968
01/01/2015 to 12/31/2015	15.66783	15.28549	63,770
01/01/2016 to 12/31/2016	15.28549	16.21071	73,574
01/01/2017 to 12/31/2017	16.21071	19.87703	102,439
01/01/2018 to 12/31/2018	19.87703	17.79928	108,751
01/01/2019 to 12/31/2019	17.79928	22.90247	107,745
01/01/2020 to 12/31/2020	22.90247	25.89091	98,947
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99918	10.37057	16,117
01/01/2013 to 12/31/2013	10.37057	12.20998	8,126
01/01/2014 to 12/31/2014	12.20998	12.71038	13,083
01/01/2015 to 12/31/2015	12.71038	12.42824	15,806
01/01/2016 to 12/31/2016	12.42824	12.83725	25,969
01/01/2017 to 12/31/2017	12.83725	14.80668	26,954
01/01/2018 to 12/31/2018	14.80668	13.44632	22,681
01/01/2019 to 12/31/2019	13.44632	16.34372	74,074
01/01/2020 to 12/31/2020	16.34372	17.77964	115,259
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.04775	9.88927	3,386
01/01/2012 to 12/31/2012	9.88927	11.46400	5,224
01/01/2013 to 12/31/2013	11.46400	15.51686	16,702
01/01/2014 to 12/31/2014	15.51686	16.70138	32,940
01/01/2015 to 12/31/2015	16.70138	17.73141	52,858
01/01/2016 to 12/31/2016	17.73141	17.89169	66,755
01/01/2017 to 12/31/2017	17.89169	23.15489	77,695
01/01/2018 to 12/31/2018	23.15489	23.41734	98,238
01/01/2019 to 12/31/2019	23.41734	31.94467	95,673
01/01/2020 to 12/31/2020	31.94467	41.26780	99,404
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.42903	11.93976	1,490
01/01/2012 to 12/31/2012	11.93976	14.14015	10,307
01/01/2013 to 12/31/2013	14.14015	18.50694	16,778
01/01/2014 to 12/31/2014	18.50694	20.43596	21,586
01/01/2015 to 12/31/2015	20.43596	19.08331	59,327
01/01/2016 to 12/31/2016	19.08331	19.20543	63,514
01/01/2017 to 12/31/2017	19.20543	24.16719	79,947
01/01/2018 to 12/31/2018	24.16719	22.88626	98,056
01/01/2019 to 12/31/2019	22.88626	29.49267	101,734
01/01/2020 to 12/31/2020	29.49267	39.37383	108,358
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	9.97960	9.63540	10,393
01/01/2012 to 12/31/2012	9.63540	11.17393	15,841
01/01/2013 to 12/31/2013	11.17393	15.71072	36,628
01/01/2014 to 12/31/2014	15.71072	17.77178	44,348
01/01/2015 to 12/31/2015	17.77178	16.60400	54,248
01/01/2016 to 12/31/2016	16.60400	19.43671	60,770
01/01/2017 to 12/31/2017	19.43671	21.89837	74,157
01/01/2018 to 12/31/2018	21.89837	18.11547	87,816
01/01/2019 to 12/31/2019	18.11547	21.70530	83,900
01/01/2020 to 12/31/2020	21.70530	21.10671	84,720

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	11.15697	11.15675	207,615
01/01/2012 to 12/31/2012	11.15675	12.19226	449,309
01/01/2013 to 12/31/2013	12.19226	13.18351	433,397
01/01/2014 to 12/31/2014	13.18351	13.80684	626,045
01/01/2015 to 12/31/2015	13.80684	13.68969	718,355
01/01/2016 to 12/31/2016	13.68969	14.30327	825,544
01/01/2017 to 12/31/2017	14.30327	15.59655	983,931
01/01/2018 to 12/31/2018	15.59655	15.00285	894,586
01/01/2019 to 12/31/2019	15.00285	17.04382	941,208
01/01/2020 to 12/31/2020	17.04382	18.40748	988,443
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	9.65573	8.96603	49,820
01/01/2012 to 12/31/2012	8.96603	10.02421	61,112
01/01/2013 to 12/31/2013	10.02421	11.61472	94,352
01/01/2014 to 12/31/2014	11.61472	12.55744	195,413
01/01/2015 to 12/31/2015	12.55744	12.35696	264,830
01/01/2016 to 12/31/2016	12.35696	13.46983	281,928
01/01/2017 to 12/31/2017	13.46983	15.48350	579,941
01/01/2018 to 12/31/2018	15.48350	14.16509	601,960
01/01/2019 to 12/31/2019	14.16509	16.71458	563,955
01/01/2020 to 12/31/2020	16.71458	17.51827	517,270
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	8.64622	8.85664	491
01/01/2012 to 12/31/2012	8.85664	10.41779	1,912
01/01/2013 to 12/31/2013	10.41779	13.65949	8,717
01/01/2014 to 12/31/2014	13.65949	15.85219	20,322
01/01/2015 to 12/31/2015	15.85219	16.17865	28,273
01/01/2016 to 12/31/2016	16.17865	18.39686	44,915
01/01/2017 to 12/31/2017	18.39686	22.26804	47,201
01/01/2018 to 12/31/2018	22.26804	20.23491	57,393
01/01/2019 to 12/31/2019	20.23491	24.93613	60,624
01/01/2020 to 12/31/2020	24.93613	23.40867	61,609
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99918	8.93992	0
01/01/2012 to 12/31/2012	8.93992	10.01604	21,087
01/01/2013 to 12/31/2013	10.01604	12.13798	25,309
01/01/2014 to 12/31/2014	12.13798	12.79898	15,325
01/01/2015 to 12/31/2015	12.79898	12.69136	93,053
01/01/2016 to 12/31/2016	12.69136	13.36031	201,968
01/01/2017 to 12/31/2017	13.36031	15.63441	221,992
01/01/2018 to 12/31/2018	15.63441	14.46842	278,782
01/01/2019 to 12/31/2019	14.46842	17.36278	179,321
01/01/2020 to 12/31/2020	17.36278	19.18082	159,190
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	10.41905	8.96343	2,264
01/01/2012 to 12/31/2012	8.96343	10.65604	9,161
01/01/2013 to 12/31/2013	10.65604	14.85632	15,705
01/01/2014 to 12/31/2014	14.85632	15.43593	19,852
01/01/2015 to 12/31/2015	15.43593	15.48715	29,778
01/01/2016 to 12/31/2016	15.48715	16.51462	32,216
01/01/2017 to 12/31/2017	16.51462	20.87920	46,248
01/01/2018 to 12/31/2018	20.87920	18.42985	62,800
01/01/2019 to 12/31/2019	18.42985	24.90454	65,318
01/01/2020 to 12/31/2020	24.90454	33.33401	70,880

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.06406	11.82778	819
01/01/2012 to 12/31/2012	11.82778	13.13644	5,376
01/01/2013 to 12/31/2013	13.13644	17.58113	12,287
01/01/2014 to 12/31/2014	17.58113	18.07191	13,769
01/01/2015 to 12/31/2015	18.07191	18.03357	12,680
01/01/2016 to 12/31/2016	18.03357	20.01168	20,627
01/01/2017 to 12/31/2017	20.01168	24.55270	24,216
01/01/2018 to 12/31/2018	24.55270	22.26553	15,944
01/01/2019 to 12/31/2019	22.26553	28.68509	21,046
01/01/2020 to 12/31/2020	28.68509	42.14436	20,176
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.30053	9.58913	680
01/01/2012 to 12/31/2012	9.58913	11.21832	7,416
01/01/2013 to 12/31/2013	11.21832	15.26149	17,249
01/01/2014 to 12/31/2014	15.26149	15.90635	18,760
01/01/2015 to 12/31/2015	15.90635	15.07015	20,694
01/01/2016 to 12/31/2016	15.07015	19.27868	20,881
01/01/2017 to 12/31/2017	19.27868	20.49063	31,112
01/01/2018 to 12/31/2018	20.49063	16.82275	44,188
01/01/2019 to 12/31/2019	16.82275	20.31714	38,704
01/01/2020 to 12/31/2020	20.31714	20.28945	34,689
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.52807	10.63067	60,944
01/01/2012 to 12/31/2012	10.63067	11.94592	170,982
01/01/2013 to 12/31/2013	11.94592	13.81861	463,674
01/01/2014 to 12/31/2014	13.81861	14.48626	626,426
01/01/2015 to 12/31/2015	14.48626	14.34890	810,547
01/01/2016 to 12/31/2016	14.34890	15.27883	843,845
01/01/2017 to 12/31/2017	15.27883	17.45860	944,414
01/01/2018 to 12/31/2018	17.45860	16.36414	1,089,691
01/01/2019 to 12/31/2019	16.36414	19.57926	1,092,615
01/01/2020 to 12/31/2020	19.57926	21.81517	1,151,333
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.20897	10.91000	4,699
01/01/2012 to 12/31/2012	10.91000	12.70117	19,767
01/01/2013 to 12/31/2013	12.70117	18.11188	40,364
01/01/2014 to 12/31/2014	18.11188	19.42910	54,961
01/01/2015 to 12/31/2015	19.42910	21.08029	51,404
01/01/2016 to 12/31/2016	21.08029	21.43515	65,202
01/01/2017 to 12/31/2017	21.43515	29.26401	69,075
01/01/2018 to 12/31/2018	29.26401	30.09300	84,325
01/01/2019 to 12/31/2019	30.09300	38.20629	75,559
01/01/2020 to 12/31/2020	38.20629	52.88590	78,082
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	8.25078	8.12903	4,250
01/01/2012 to 12/31/2012	8.12903	9.12709	14,114
01/01/2013 to 12/31/2013	9.12709	12.16608	25,451
01/01/2014 to 12/31/2014	12.16608	12.23327	30,161
01/01/2015 to 12/31/2015	12.23327	11.37778	29,175
01/01/2016 to 12/31/2016	11.37778	11.95569	29,680
01/01/2017 to 12/31/2017	11.95569	13.79697	56,686
01/01/2018 to 12/31/2018	13.79697	12.33326	110,849
01/01/2019 to 12/31/2019	12.33326	15.38238	310,299
01/01/2020 to 12/31/2020	15.38238	15.54840	393,130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	12.17409	10.25550	19,083
01/01/2012 to 12/31/2012	10.25550	10.52125	16,869
01/01/2013 to 12/31/2013	10.52125	12.01930	30,337
01/01/2014 to 12/31/2014	12.01930	10.90540	40,792
01/01/2015 to 12/31/2015	10.90540	8.71869	53,185
01/01/2016 to 12/31/2016	8.71869	10.75741	93,994
01/01/2017 to 12/31/2017	10.75741	11.74892	94,161
01/01/2018 to 12/31/2018	11.74892	9.69486	85,217
01/01/2019 to 12/31/2019	9.69486	11.21779	79,899
01/01/2020 to 12/31/2020	11.21779	10.86002	82,443
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.42410	9.96483	972
01/01/2012 to 12/31/2012	9.96483	11.68256	7,983
01/01/2013 to 12/31/2013	11.68256	15.31633	5,233
01/01/2014 to 12/31/2014	15.31633	17.43481	8,434
01/01/2015 to 12/31/2015	17.43481	16.12146	25,811
01/01/2016 to 12/31/2016	16.12146	18.19606	25,555
01/01/2017 to 12/31/2017	18.19606	21.35480	27,034
01/01/2018 to 12/31/2018	21.35480	17.64836	28,454
01/01/2019 to 12/31/2019	17.64836	20.81892	25,271
01/01/2020 to 12/31/2020	20.81892	19.41485	28,637
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.80618	8.70580	20,325
01/01/2012 to 12/31/2012	8.70580	9.56832	21,025
01/01/2013 to 12/31/2013	9.56832	11.41596	32,813
01/01/2014 to 12/31/2014	11.41596	11.92516	51,705
01/01/2015 to 12/31/2015	11.92516	11.73237	76,182
01/01/2016 to 12/31/2016	11.73237	12.37437	94,590
01/01/2017 to 12/31/2017	12.37437	13.91758	107,900
01/01/2018 to 12/31/2018	13.91758	13.09050	100,403
01/01/2019 to 12/31/2019	13.09050	15.62487	109,062
01/01/2020 to 12/31/2020	15.62487	16.50039	99,379
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	11.05727	11.60740	6,542
01/01/2012 to 12/31/2012	11.60740	12.39484	37,608
01/01/2013 to 12/31/2013	12.39484	12.08896	36,684
01/01/2014 to 12/31/2014	12.08896	12.83064	48,572
01/01/2015 to 12/31/2015	12.83064	12.86080	60,874
01/01/2016 to 12/31/2016	12.86080	13.38950	106,795
01/01/2017 to 12/31/2017	13.38950	14.09350	107,980
01/01/2018 to 12/31/2018	14.09350	13.63727	340,141
01/01/2019 to 12/31/2019	13.63727	15.16307	292,253
01/01/2020 to 12/31/2020	15.16307	16.23027	332,030
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV - Cliff M&E (1.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2019 to 12/31/2019	13.53818	14.32556	24,263,578
01/01/2020 to 12/31/2020	14.32556	14.67610	14,211,862
AST Advanced Strategies Portfolio
03/19/2019 to 12/31/2019	17.42607	19.07073	42,277,636
01/01/2020 to 12/31/2020	19.07073	20.74863	27,153,420
AST AllianzGI World Trends Portfolio
03/19/2019 to 12/31/2019	14.49792	15.67908	25,153,343
01/01/2020 to 12/31/2020	15.67908	17.58552	17,027,799
AST Balanced Asset Allocation Portfolio
03/19/2019 to 12/31/2019	16.57019	17.91403	34,101,549
01/01/2020 to 12/31/2020	17.91403	19.68171	21,929,648
AST BlackRock Global Strategies Portfolio
03/19/2019 to 12/31/2019	12.67839	13.53080	15,502,834
01/01/2020 to 12/31/2020	13.53080	13.93086	10,483,452
AST BlackRock Low Duration Bond Portfolio
03/19/2019 to 12/31/2019	9.73992	9.91609	2,039,541
01/01/2020 to 12/31/2020	9.91609	9.99704	1,355,178
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2019 to 12/31/2019	11.25420	11.85658	18,047,283
01/01/2020 to 12/31/2020	11.85658	12.51345	10,736,642
AST Capital Growth Asset Allocation Portfolio
03/19/2019 to 12/31/2019	18.06004	19.67149	47,901,027
01/01/2020 to 12/31/2020	19.67149	21.93201	28,930,771
AST ClearBridge Dividend Growth Portfolio
03/19/2019 to 12/31/2019	17.06884	19.56111	1,230,387
01/01/2020 to 12/31/2020	19.56111	20.13749	632,304
AST Cohen & Steers Global Realty Portfolio
03/19/2019 to 12/31/2019	17.32485	18.91609	573,035
01/01/2020 to 12/31/2020	18.91609	18.04662	384,052
AST Cohen & Steers Realty Portfolio
03/19/2019 to 12/31/2019	21.58483	24.51733	1,287,047
01/01/2020 to 12/31/2020	24.51733	23.41674	797,103
AST Emerging Markets Equity Portfolio
03/19/2019 to 12/31/2019	10.07877	10.37566	3,223,652
01/01/2020 to 12/31/2020	10.37566	10.61338	1,961,965
AST Fidelity Institutional AM® Quantitative Portfolio
03/19/2019 to 12/31/2019	15.18761	16.56641	22,377,930
01/01/2020 to 12/31/2020	16.56641	17.71122	14,554,469
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99953	10.06695	919,200
AST Goldman Sachs Multi-Asset Portfolio
03/19/2019 to 12/31/2019	13.59072	14.53093	14,143,470
01/01/2020 to 12/31/2020	14.53093	15.56469	8,800,462
AST Goldman Sachs Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	22.27429	23.90516	1,797,566
01/01/2020 to 12/31/2020	23.90516	24.07131	997,658
AST Government Money Market Portfolio
03/19/2019 to 12/31/2019	8.74712	8.74054	1,703,965
01/01/2020 to 12/31/2020	8.74054	8.61109	1,617,759

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
03/19/2019 to 12/31/2019	15.17565	16.13509	1,668,981
01/01/2020 to 12/31/2020	16.13509	16.27889	988,770
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	21.82196	23.79572	1,345,823
01/01/2020 to 12/31/2020	23.79572	23.45465	743,617
AST International Growth Portfolio
03/19/2019 to 12/31/2019	15.41545	17.54167	1,166,144
01/01/2020 to 12/31/2020	17.54167	22.64433	589,651
AST International Value Portfolio
03/19/2019 to 12/31/2019	12.33608	13.21797	1,004,367
01/01/2020 to 12/31/2020	13.21797	12.91444	536,836
AST Investment Grade Bond Portfolio
03/19/2019 to 12/31/2019	13.22658	14.11864	12,509,050
01/01/2020 to 12/31/2020	14.11864	16.16399	5,652,827
AST J.P. Morgan Global Thematic Portfolio
03/19/2019 to 12/31/2019	16.21669	17.57027	17,542,648
01/01/2020 to 12/31/2020	17.57027	19.54451	11,316,610
AST J.P. Morgan International Equity Portfolio
03/19/2019 to 12/31/2019	13.06775	14.62997	2,435,459
01/01/2020 to 12/31/2020	14.62997	16.26240	1,312,078
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2019 to 12/31/2019	14.02184	14.93307	10,126,259
01/01/2020 to 12/31/2020	14.93307	16.34563	6,882,819
AST Jennison Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	27.69544	30.98873	1,071,909
01/01/2020 to 12/31/2020	30.98873	46.92339	769,428
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	28.64906	32.30614	1,811,137
01/01/2020 to 12/31/2020	32.30614	41.78974	889,582
AST MFS Global Equity Portfolio
03/19/2019 to 12/31/2019	20.26291	22.67027	2,459,456
01/01/2020 to 12/31/2020	22.67027	25.44477	1,207,396
AST MFS Growth Allocation Portfolio
03/19/2019 to 12/31/2019	13.95661	15.46538	4,266,304
01/01/2020 to 12/31/2020	15.46538	16.70356	3,608,996
AST MFS Growth Portfolio
03/19/2019 to 12/31/2019	27.87658	32.46495	879,233
01/01/2020 to 12/31/2020	32.46495	41.63955	488,865
AST MFS Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	18.21378	20.58742	1,312,121
01/01/2020 to 12/31/2020	20.58742	21.02567	783,677
AST Mid-Cap Growth Portfolio
03/19/2019 to 12/31/2019	23.13184	25.44449	3,189,278
01/01/2020 to 12/31/2020	25.44449	33.72599	1,670,745
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	21.97806	22.95158	2,041,566
01/01/2020 to 12/31/2020	22.95158	22.15861	1,169,835
AST Preservation Asset Allocation Portfolio
03/19/2019 to 12/31/2019	14.26017	15.20591	25,646,358
01/01/2020 to 12/31/2020	15.20591	16.30486	18,682,906
AST Prudential Core Bond Portfolio
03/19/2019 to 12/31/2019	10.98522	11.64706	3,562,431
01/01/2020 to 12/31/2020	11.64706	12.14167	2,669,397

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/19/2019 to 12/31/2019	17.43049	18.71306	92,737,612
01/01/2020 to 12/31/2020	18.71306	19.47222	55,076,317
AST QMA US Equity Alpha Portfolio
03/19/2019 to 12/31/2019	26.93956	29.50389	1,260,546
01/01/2020 to 12/31/2020	29.50389	27.49792	599,447
AST Quantitative Modeling Portfolio
03/19/2019 to 12/31/2019	15.00472	16.31266	5,710,779
01/01/2020 to 12/31/2020	16.31266	17.89161	2,175,582
AST Small-Cap Growth Opportunities Portfolio
03/19/2019 to 12/31/2019	24.72086	27.29708	850,294
01/01/2020 to 12/31/2020	27.29708	36.27461	418,391
AST Small-Cap Growth Portfolio
03/19/2019 to 12/31/2019	26.69521	28.18087	1,473,214
01/01/2020 to 12/31/2020	28.18087	41.10716	737,593
AST Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	20.03253	21.24564	799,223
01/01/2020 to 12/31/2020	21.24564	21.06460	505,186
AST T. Rowe Price Asset Allocation Portfolio
03/19/2019 to 12/31/2019	17.10246	18.67952	75,453,763
01/01/2020 to 12/31/2020	18.67952	20.66355	49,064,615
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	32.43050	35.65861	4,067,899
01/01/2020 to 12/31/2020	35.65861	49.00585	2,080,698
AST T. Rowe Price Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	16.80303	18.68276	4,985,255
01/01/2020 to 12/31/2020	18.68276	18.74900	3,253,668
AST T. Rowe Price Natural Resources Portfolio
03/19/2019 to 12/31/2019	9.69701	9.93334	2,930,724
01/01/2020 to 12/31/2020	9.93334	9.54742	1,853,831
AST WEDGE Capital Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	20.57309	21.57673	663,061
01/01/2020 to 12/31/2020	21.57673	19.97710	415,907
AST Wellington Management Hedged Equity Portfolio
03/19/2019 to 12/31/2019	13.70864	14.96871	12,086,271
01/01/2020 to 12/31/2020	14.96871	15.69399	8,177,238
AST Western Asset Core Plus Bond Portfolio
03/19/2019 to 12/31/2019	12.46837	13.39734	13,285,457
01/01/2020 to 12/31/2020	13.39734	14.23740	7,967,822
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.81229	10.34079	3,415,308
01/01/2012 to 12/31/2012	10.34079	11.43628	5,002,430
01/01/2013 to 12/31/2013	11.43628	12.35682	5,015,947
01/01/2014 to 12/31/2014	12.35682	12.60414	4,155,539
01/01/2015 to 12/31/2015	12.60414	11.98495	3,206,427
01/01/2016 to 12/31/2016	11.98495	12.52164	2,795,836
01/01/2017 to 12/31/2017	12.52164	13.85145	2,684,933
01/01/2018 to 12/31/2018	13.85145	12.50067	1,939,169
01/01/2019 to 12/31/2019	12.50067	14.25380	1,496,373
01/01/2020 to 12/31/2020	14.25380	14.59506	515,709
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.91830	10.73950	2,675,653
01/01/2012 to 12/31/2012	10.73950	11.99147	4,705,236
01/01/2013 to 12/31/2013	11.99147	13.73227	5,447,529
01/01/2014 to 12/31/2014	13.73227	14.31600	4,947,999
01/01/2015 to 12/31/2015	14.31600	14.17844	4,465,391
01/01/2016 to 12/31/2016	14.17844	14.92088	4,140,331
01/01/2017 to 12/31/2017	14.92088	17.14202	3,837,230
01/01/2018 to 12/31/2018	17.14202	15.84907	3,415,378
01/01/2019 to 12/31/2019	15.84907	18.97557	2,180,569
01/01/2020 to 12/31/2020	18.97557	20.63474	1,073,769
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.80442	10.42280	2,001,044
01/01/2012 to 12/31/2012	10.42280	11.29307	3,506,904
01/01/2013 to 12/31/2013	11.29307	12.47561	3,726,844
01/01/2014 to 12/31/2014	12.47561	12.88732	3,338,252
01/01/2015 to 12/31/2015	12.88732	12.64079	3,447,851
01/01/2016 to 12/31/2016	12.64079	13.01812	3,052,478
01/01/2017 to 12/31/2017	13.01812	14.86723	2,838,207
01/01/2018 to 12/31/2018	14.86723	13.45138	2,405,597
01/01/2019 to 12/31/2019	13.45138	15.60114	1,728,517
01/01/2020 to 12/31/2020	15.60114	17.48910	795,133
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.77058	10.45375	3,325,286
01/01/2012 to 12/31/2012	10.45375	11.55181	5,337,139
01/01/2013 to 12/31/2013	11.55181	13.35262	5,865,753
01/01/2014 to 12/31/2014	13.35262	13.97452	5,734,345
01/01/2015 to 12/31/2015	13.97452	13.79539	5,272,360
01/01/2016 to 12/31/2016	13.79539	14.40810	4,738,751
01/01/2017 to 12/31/2017	14.40810	16.26680	4,428,857
01/01/2018 to 12/31/2018	16.26680	15.19203	4,051,399
01/01/2019 to 12/31/2019	15.19203	17.82447	2,666,491
01/01/2020 to 12/31/2020	17.82447	19.57348	1,223,303

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99855	9.16071	544,211
01/01/2012 to 12/31/2012	9.16071	10.07084	1,471,054
01/01/2013 to 12/31/2013	10.07084	10.96850	1,685,323
01/01/2014 to 12/31/2014	10.96850	11.30407	1,543,963
01/01/2015 to 12/31/2015	11.30407	10.77295	1,371,318
01/01/2016 to 12/31/2016	10.77295	11.32163	1,224,186
01/01/2017 to 12/31/2017	11.32163	12.52694	1,147,323
01/01/2018 to 12/31/2018	12.52694	11.65698	984,769
01/01/2019 to 12/31/2019	11.65698	13.47108	841,025
01/01/2020 to 12/31/2020	13.47108	13.86233	511,658
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.09850	10.14512	1,041,349
01/01/2012 to 12/31/2012	10.14512	10.43537	963,105
01/01/2013 to 12/31/2013	10.43537	10.02994	647,894
01/01/2014 to 12/31/2014	10.02994	9.84500	426,132
01/01/2015 to 12/31/2015	9.84500	9.71957	321,980
01/01/2016 to 12/31/2016	9.71957	9.70619	292,982
01/01/2017 to 12/31/2017	9.70619	9.69948	263,707
01/01/2018 to 12/31/2018	9.69948	9.59985	227,593
01/01/2019 to 12/31/2019	9.59985	9.86761	231,139
01/01/2020 to 12/31/2020	9.86761	9.94315	126,003
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.37151	10.51419	3,476,727
01/01/2012 to 12/31/2012	10.51419	11.29299	5,390,801
01/01/2013 to 12/31/2013	11.29299	10.89150	4,324,293
01/01/2014 to 12/31/2014	10.89150	11.15372	3,570,321
01/01/2015 to 12/31/2015	11.15372	10.72757	2,627,615
01/01/2016 to 12/31/2016	10.72757	10.98592	2,380,474
01/01/2017 to 12/31/2017	10.98592	11.26500	2,211,212
01/01/2018 to 12/31/2018	11.26500	10.99380	1,751,588
01/01/2019 to 12/31/2019	10.99380	11.79787	1,129,531
01/01/2020 to 12/31/2020	11.79787	12.44517	476,944
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.85132	10.40307	2,495,805
01/01/2012 to 12/31/2012	10.40307	11.62338	4,367,354
01/01/2013 to 12/31/2013	11.62338	14.01007	5,521,734
01/01/2014 to 12/31/2014	14.01007	14.72777	5,769,060
01/01/2015 to 12/31/2015	14.72777	14.54716	5,730,204
01/01/2016 to 12/31/2016	14.54716	15.27026	5,393,835
01/01/2017 to 12/31/2017	15.27026	17.68776	5,424,782
01/01/2018 to 12/31/2018	17.68776	16.29611	4,987,588
01/01/2019 to 12/31/2019	16.29611	19.57305	3,074,849
01/01/2020 to 12/31/2020	19.57305	21.81118	1,297,004
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99855	11.65291	57,545
01/01/2014 to 12/31/2014	11.65291	13.00714	104,813
01/01/2015 to 12/31/2015	13.00714	12.32303	90,027
01/01/2016 to 12/31/2016	12.32303	13.91121	151,678
01/01/2017 to 12/31/2017	13.91121	16.18384	140,022
01/01/2018 to 12/31/2018	16.18384	15.14147	119,115
01/01/2019 to 12/31/2019	15.14147	19.49291	99,865
01/01/2020 to 12/31/2020	19.49291	20.05691	38,840

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.56479	10.79005	34,529
01/01/2012 to 12/31/2012	10.79005	13.44257	91,175
01/01/2013 to 12/31/2013	13.44257	13.78162	134,469
01/01/2014 to 12/31/2014	13.78162	15.42574	117,877
01/01/2015 to 12/31/2015	15.42574	15.14226	99,995
01/01/2016 to 12/31/2016	15.14226	15.01105	91,146
01/01/2017 to 12/31/2017	15.01105	16.35469	88,598
01/01/2018 to 12/31/2018	16.35469	15.31028	67,083
01/01/2019 to 12/31/2019	15.31028	18.82201	51,963
01/01/2020 to 12/31/2020	18.82201	17.94790	27,580
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.80558	12.36368	137,541
01/01/2012 to 12/31/2012	12.36368	14.01142	281,001
01/01/2013 to 12/31/2013	14.01142	14.19752	289,721
01/01/2014 to 12/31/2014	14.19752	18.26133	266,736
01/01/2015 to 12/31/2015	18.26133	18.81082	228,310
01/01/2016 to 12/31/2016	18.81082	19.37222	215,475
01/01/2017 to 12/31/2017	19.37222	20.22280	175,672
01/01/2018 to 12/31/2018	20.22280	18.92236	136,937
01/01/2019 to 12/31/2019	18.92236	24.39477	87,498
01/01/2020 to 12/31/2020	24.39477	23.28783	38,456
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.69549	9.16163	250,430
01/01/2012 to 12/31/2012	9.16163	10.61502	384,454
01/01/2013 to 12/31/2013	10.61502	10.45258	397,836
01/01/2014 to 12/31/2014	10.45258	9.78876	383,187
01/01/2015 to 12/31/2015	9.78876	8.00868	319,989
01/01/2016 to 12/31/2016	8.00868	8.84155	314,331
01/01/2017 to 12/31/2017	8.84155	10.97868	397,518
01/01/2018 to 12/31/2018	10.97868	9.27050	310,891
01/01/2019 to 12/31/2019	9.27050	10.32405	210,499
01/01/2020 to 12/31/2020	10.32405	10.55524	66,529
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	11.03356	10.67767	1,795,727
01/01/2012 to 12/31/2012	10.67767	11.60637	3,227,182
01/01/2013 to 12/31/2013	11.60637	13.08645	3,531,544
01/01/2014 to 12/31/2014	13.08645	13.26266	3,175,892
01/01/2015 to 12/31/2015	13.26266	13.15963	2,914,450
01/01/2016 to 12/31/2016	13.15963	13.47991	2,664,482
01/01/2017 to 12/31/2017	13.47991	15.42626	2,461,455
01/01/2018 to 12/31/2018	15.42626	13.98110	2,100,059
01/01/2019 to 12/31/2019	13.98110	16.48383	1,478,160
01/01/2020 to 12/31/2020	16.48383	17.61400	766,825
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99952	10.06631	70,886

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.72009	10.47940	1,929,435
01/01/2012 to 12/31/2012	10.47940	11.33878	3,265,139
01/01/2013 to 12/31/2013	11.33878	12.23442	3,000,048
01/01/2014 to 12/31/2014	12.23442	12.50612	2,676,120
01/01/2015 to 12/31/2015	12.50612	12.17554	2,157,612
01/01/2016 to 12/31/2016	12.17554	12.59168	1,973,796
01/01/2017 to 12/31/2017	12.59168	13.89158	2,004,654
01/01/2018 to 12/31/2018	13.89158	12.68395	1,369,121
01/01/2019 to 12/31/2019	12.68395	14.45862	1,130,915
01/01/2020 to 12/31/2020	14.45862	15.47929	561,326
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.51063	11.45679	146,574
01/01/2012 to 12/31/2012	11.45679	13.02209	257,157
01/01/2013 to 12/31/2013	13.02209	17.76015	305,528
01/01/2014 to 12/31/2014	17.76015	18.70544	266,535
01/01/2015 to 12/31/2015	18.70544	17.36832	235,808
01/01/2016 to 12/31/2016	17.36832	21.21391	214,557
01/01/2017 to 12/31/2017	21.21391	23.38408	198,179
01/01/2018 to 12/31/2018	23.38408	19.74150	167,802
01/01/2019 to 12/31/2019	19.74150	23.78663	99,953
01/01/2020 to 12/31/2020	23.78663	23.93984	32,630
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.86040	9.69018	918,392
01/01/2012 to 12/31/2012	9.69018	9.52120	706,438
01/01/2013 to 12/31/2013	9.52120	9.35451	710,055
01/01/2014 to 12/31/2014	9.35451	9.19061	623,815
01/01/2015 to 12/31/2015	9.19061	9.02990	500,257
01/01/2016 to 12/31/2016	9.02990	8.87249	579,264
01/01/2017 to 12/31/2017	8.87249	8.74727	328,761
01/01/2018 to 12/31/2018	8.74727	8.70509	206,155
01/01/2019 to 12/31/2019	8.70509	8.69732	160,004
01/01/2020 to 12/31/2020	8.69732	8.56416	165,573
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.78171	10.92947	365,275
01/01/2012 to 12/31/2012	10.92947	12.22775	719,768
01/01/2013 to 12/31/2013	12.22775	12.87634	587,567
01/01/2014 to 12/31/2014	12.87634	12.97458	434,396
01/01/2015 to 12/31/2015	12.97458	12.29330	278,771
01/01/2016 to 12/31/2016	12.29330	13.93812	336,276
01/01/2017 to 12/31/2017	13.93812	14.71809	280,487
01/01/2018 to 12/31/2018	14.71809	14.17190	203,534
01/01/2019 to 12/31/2019	14.17190	16.05428	129,105
01/01/2020 to 12/31/2020	16.05428	16.18917	42,684
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.63757	10.01439	102,771
01/01/2012 to 12/31/2012	10.01439	11.50030	156,839
01/01/2013 to 12/31/2013	11.50030	15.80305	241,251
01/01/2014 to 12/31/2014	15.80305	17.66086	256,348
01/01/2015 to 12/31/2015	17.66086	15.99209	243,211
01/01/2016 to 12/31/2016	15.99209	18.83748	214,434
01/01/2017 to 12/31/2017	18.83748	22.06105	202,093
01/01/2018 to 12/31/2018	22.06105	18.60561	176,376
01/01/2019 to 12/31/2019	18.60561	23.67693	121,245
01/01/2020 to 12/31/2020	23.67693	23.32566	54,196

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.27694	9.64782	66,069
01/01/2012 to 12/31/2012	9.64782	11.40938	95,929
01/01/2013 to 12/31/2013	11.40938	13.34589	109,928
01/01/2014 to 12/31/2014	13.34589	12.38793	150,198
01/01/2015 to 12/31/2015	12.38793	12.55430	169,791
01/01/2016 to 12/31/2016	12.55430	11.86891	162,484
01/01/2017 to 12/31/2017	11.86891	15.79310	172,746
01/01/2018 to 12/31/2018	15.79310	13.44685	146,661
01/01/2019 to 12/31/2019	13.44685	17.45393	78,586
01/01/2020 to 12/31/2020	17.45393	22.51961	41,792
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.81483	9.29226	116,371
01/01/2012 to 12/31/2012	9.29226	10.65209	214,100
01/01/2013 to 12/31/2013	10.65209	12.50310	189,237
01/01/2014 to 12/31/2014	12.50310	11.46080	192,067
01/01/2015 to 12/31/2015	11.46080	11.35223	204,109
01/01/2016 to 12/31/2016	11.35223	11.21869	206,298
01/01/2017 to 12/31/2017	11.21869	13.53755	233,341
01/01/2018 to 12/31/2018	13.53755	11.15331	196,279
01/01/2019 to 12/31/2019	11.15331	13.15227	107,884
01/01/2020 to 12/31/2020	13.15227	12.84372	47,005
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.61892	11.73180	10,979,505
01/01/2012 to 12/31/2012	11.73180	12.60988	4,284,819
01/01/2013 to 12/31/2013	12.60988	11.99498	1,002,632
01/01/2014 to 12/31/2014	11.99498	12.57818	1,117,538
01/01/2015 to 12/31/2015	12.57818	12.50301	3,767,144
01/01/2016 to 12/31/2016	12.50301	12.80120	3,912,112
01/01/2017 to 12/31/2017	12.80120	13.12019	1,660,264
01/01/2018 to 12/31/2018	13.12019	12.85499	7,096,313
01/01/2019 to 12/31/2019	12.85499	14.04850	696,434
01/01/2020 to 12/31/2020	14.04850	16.07575	52,325
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.89130	10.64008	1,155,407
01/01/2012 to 12/31/2012	10.64008	11.87362	2,004,587
01/01/2013 to 12/31/2013	11.87362	13.56520	2,017,143
01/01/2014 to 12/31/2014	13.56520	14.17605	1,970,822
01/01/2015 to 12/31/2015	14.17605	13.78206	1,742,084
01/01/2016 to 12/31/2016	13.78206	14.24783	1,564,412
01/01/2017 to 12/31/2017	14.24783	16.37276	1,519,885
01/01/2018 to 12/31/2018	16.37276	14.89894	1,322,577
01/01/2019 to 12/31/2019	14.89894	17.48245	953,868
01/01/2020 to 12/31/2020	17.48245	19.43686	495,393
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.57658	9.44081	244,688
01/01/2012 to 12/31/2012	9.44081	11.30753	288,725
01/01/2013 to 12/31/2013	11.30753	12.81614	373,489
01/01/2014 to 12/31/2014	12.81614	11.79034	335,036
01/01/2015 to 12/31/2015	11.79034	11.26028	323,641
01/01/2016 to 12/31/2016	11.26028	11.27738	284,406
01/01/2017 to 12/31/2017	11.27738	14.36387	340,172
01/01/2018 to 12/31/2018	14.36387	11.64600	290,527
01/01/2019 to 12/31/2019	11.64600	14.55710	153,479
01/01/2020 to 12/31/2020	14.55710	16.17311	53,909

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.60650	10.44555	1,733,593
01/01/2012 to 12/31/2012	10.44555	11.36262	2,933,322
01/01/2013 to 12/31/2013	11.36262	12.39541	3,003,870
01/01/2014 to 12/31/2014	12.39541	12.84217	2,556,658
01/01/2015 to 12/31/2015	12.84217	12.59437	2,155,723
01/01/2016 to 12/31/2016	12.59437	12.84941	1,928,251
01/01/2017 to 12/31/2017	12.84941	14.15798	1,780,251
01/01/2018 to 12/31/2018	14.15798	13.19587	1,410,717
01/01/2019 to 12/31/2019	13.19587	14.85907	971,081
01/01/2020 to 12/31/2020	14.85907	16.25637	639,064
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.79575	10.67737	71,563
01/01/2012 to 12/31/2012	10.67737	12.08337	188,606
01/01/2013 to 12/31/2013	12.08337	16.20460	190,013
01/01/2014 to 12/31/2014	16.20460	17.43420	154,498
01/01/2015 to 12/31/2015	17.43420	18.95058	174,226
01/01/2016 to 12/31/2016	18.95058	18.34697	140,860
01/01/2017 to 12/31/2017	18.34697	24.48575	123,575
01/01/2018 to 12/31/2018	24.48575	23.66738	92,759
01/01/2019 to 12/31/2019	23.66738	30.83442	59,867
01/01/2020 to 12/31/2020	30.83442	46.66615	53,334
AST Large-Cap Core Portfolio
04/29/2013* to 12/31/2013	9.99855	11.66876	0
01/01/2014 to 12/31/2014	11.66876	13.21199	2,281
01/01/2015 to 12/31/2015	13.21199	13.18105	2,729
01/01/2016 to 12/31/2016	13.18105	14.35667	2,182
01/01/2017 to 12/31/2017	14.35667	17.12655	1,662
01/01/2018 to 12/31/2018	17.12655	15.62197	1,648
01/01/2019 to 12/31/2019	15.62197	19.21476	1,635
01/01/2020 to 12/31/2020	19.21476	20.98299	0
AST Legg Mason Diversified Growth Portfolio
11/24/2014* to 12/31/2014	9.99855	9.94073	0
01/01/2015 to 12/31/2015	9.94073	9.67849	0
01/01/2016 to 12/31/2016	9.67849	10.35756	487
01/01/2017 to 12/31/2017	10.35756	11.66317	478
01/01/2018 to 12/31/2018	11.66317	10.75107	444
01/01/2019 to 12/31/2019	10.75107	12.49091	411
01/01/2020 to 12/31/2020	12.49091	13.01746	378
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.32577	11.02625	147,682
01/01/2012 to 12/31/2012	11.02625	12.16189	269,618
01/01/2013 to 12/31/2013	12.16189	16.32387	249,730
01/01/2014 to 12/31/2014	16.32387	17.73664	340,233
01/01/2015 to 12/31/2015	17.73664	19.18145	283,339
01/01/2016 to 12/31/2016	19.18145	19.89744	314,859
01/01/2017 to 12/31/2017	19.89744	25.99973	233,028
01/01/2018 to 12/31/2018	25.99973	24.85560	184,980
01/01/2019 to 12/31/2019	24.85560	32.14511	125,075
01/01/2020 to 12/31/2020	32.14511	41.56037	48,669

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.91439	10.38774	225,790
01/01/2012 to 12/31/2012	10.38774	12.56100	234,961
01/01/2013 to 12/31/2013	12.56100	15.75160	317,306
01/01/2014 to 12/31/2014	15.75160	16.03772	370,332
01/01/2015 to 12/31/2015	16.03772	15.52614	402,888
01/01/2016 to 12/31/2016	15.52614	16.34003	334,044
01/01/2017 to 12/31/2017	16.34003	19.88229	340,477
01/01/2018 to 12/31/2018	19.88229	17.66651	281,673
01/01/2019 to 12/31/2019	17.66651	22.55722	165,805
01/01/2020 to 12/31/2020	22.55722	25.30500	76,045
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99855	10.31667	322,327
01/01/2013 to 12/31/2013	10.31667	12.05335	537,107
01/01/2014 to 12/31/2014	12.05335	12.45104	515,309
01/01/2015 to 12/31/2015	12.45104	12.08130	488,937
01/01/2016 to 12/31/2016	12.08130	12.38336	410,516
01/01/2017 to 12/31/2017	12.38336	14.17395	380,489
01/01/2018 to 12/31/2018	14.17395	12.77230	307,551
01/01/2019 to 12/31/2019	12.77230	15.40523	245,279
01/01/2020 to 12/31/2020	15.40523	16.63013	207,797
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.88984	10.63594	55,618
01/01/2012 to 12/31/2012	10.63594	12.23483	84,448
01/01/2013 to 12/31/2013	12.23483	16.43313	105,863
01/01/2014 to 12/31/2014	16.43313	17.55182	69,546
01/01/2015 to 12/31/2015	17.55182	18.49137	115,488
01/01/2016 to 12/31/2016	18.49137	18.51571	117,720
01/01/2017 to 12/31/2017	18.51571	23.77910	114,311
01/01/2018 to 12/31/2018	23.77910	23.86296	124,031
01/01/2019 to 12/31/2019	23.86296	32.30299	37,609
01/01/2020 to 12/31/2020	32.30299	41.41062	17,090
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99855	10.19294	213
01/01/2013 to 12/31/2013	10.19294	13.47007	13,015
01/01/2014 to 12/31/2014	13.47007	14.58654	27,006
01/01/2015 to 12/31/2015	14.58654	14.22763	54,347
01/01/2016 to 12/31/2016	14.22763	15.85876	129,782
01/01/2017 to 12/31/2017	15.85876	18.28388	193,714
01/01/2018 to 12/31/2018	18.28388	16.13891	177,424
01/01/2019 to 12/31/2019	16.13891	20.50995	115,172
01/01/2020 to 12/31/2020	20.50995	20.93587	39,770
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.43545	10.90107	140,337
01/01/2012 to 12/31/2012	10.90107	12.81077	300,527
01/01/2013 to 12/31/2013	12.81077	16.63853	284,382
01/01/2014 to 12/31/2014	16.63853	18.23178	294,113
01/01/2015 to 12/31/2015	18.23178	16.89433	419,665
01/01/2016 to 12/31/2016	16.89433	16.87237	345,979
01/01/2017 to 12/31/2017	16.87237	21.06904	356,567
01/01/2018 to 12/31/2018	21.06904	19.79818	312,927
01/01/2019 to 12/31/2019	19.79818	25.31742	208,733
01/01/2020 to 12/31/2020	25.31742	33.54041	92,360

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.25415	10.78277	178,543
01/01/2012 to 12/31/2012	10.78277	12.40835	301,342
01/01/2013 to 12/31/2013	12.40835	17.31263	373,480
01/01/2014 to 12/31/2014	17.31263	19.43362	349,795
01/01/2015 to 12/31/2015	19.43362	18.01719	331,383
01/01/2016 to 12/31/2016	18.01719	20.92974	327,828
01/01/2017 to 12/31/2017	20.92974	23.40007	290,477
01/01/2018 to 12/31/2018	23.40007	19.20825	245,096
01/01/2019 to 12/31/2019	19.20825	22.83810	148,459
01/01/2020 to 12/31/2020	22.83810	22.03785	65,136
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.61539	10.53375	6,646,084
01/01/2012 to 12/31/2012	10.53375	11.42278	10,339,462
01/01/2013 to 12/31/2013	11.42278	12.25678	10,110,565
01/01/2014 to 12/31/2014	12.25678	12.73782	8,786,584
01/01/2015 to 12/31/2015	12.73782	12.53287	7,750,878
01/01/2016 to 12/31/2016	12.53287	12.99436	6,960,296
01/01/2017 to 12/31/2017	12.99436	14.06104	6,407,405
01/01/2018 to 12/31/2018	14.06104	13.42133	5,362,530
01/01/2019 to 12/31/2019	13.42133	15.13010	3,709,817
01/01/2020 to 12/31/2020	15.13010	16.21524	2,051,922
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01847	10.06887	100,212
01/01/2012 to 12/31/2012	10.06887	10.59579	208,633
01/01/2013 to 12/31/2013	10.59579	10.16961	176,812
01/01/2014 to 12/31/2014	10.16961	10.59719	274,538
01/01/2015 to 12/31/2015	10.59719	10.38389	280,387
01/01/2016 to 12/31/2016	10.38389	10.63198	283,858
01/01/2017 to 12/31/2017	10.63198	11.03886	310,905
01/01/2018 to 12/31/2018	11.03886	10.75653	314,013
01/01/2019 to 12/31/2019	10.75653	11.59915	256,982
01/01/2020 to 12/31/2020	11.59915	12.08559	156,886
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.52850	10.62310	1,717,920
01/01/2012 to 12/31/2012	10.62310	11.78553	3,204,690
01/01/2013 to 12/31/2013	11.78553	13.55074	3,516,014
01/01/2014 to 12/31/2014	13.55074	14.53817	3,554,657
01/01/2015 to 12/31/2015	14.53817	14.19624	5,619,395
01/01/2016 to 12/31/2016	14.19624	15.35626	5,312,757
01/01/2017 to 12/31/2017	15.35626	17.51687	8,975,264
01/01/2018 to 12/31/2018	17.51687	15.90156	7,214,102
01/01/2019 to 12/31/2019	15.90156	18.61965	4,994,715
01/01/2020 to 12/31/2020	18.61965	19.36518	2,326,880
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.90996	11.08995	49,984
01/01/2012 to 12/31/2012	11.08995	12.94442	121,310
01/01/2013 to 12/31/2013	12.94442	16.84217	124,656
01/01/2014 to 12/31/2014	16.84217	19.39582	145,116
01/01/2015 to 12/31/2015	19.39582	19.64317	117,288
01/01/2016 to 12/31/2016	19.64317	22.16553	122,577
01/01/2017 to 12/31/2017	22.16553	26.62467	123,436
01/01/2018 to 12/31/2018	26.62467	24.00701	89,324
01/01/2019 to 12/31/2019	24.00701	29.35759	55,781
01/01/2020 to 12/31/2020	29.35759	27.34765	13,966

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99855	8.89388	81,397
01/01/2012 to 12/31/2012	8.89388	9.88784	225,311
01/01/2013 to 12/31/2013	9.88784	11.89068	251,674
01/01/2014 to 12/31/2014	11.89068	12.44210	226,973
01/01/2015 to 12/31/2015	12.44210	12.24277	227,996
01/01/2016 to 12/31/2016	12.24277	12.78960	159,110
01/01/2017 to 12/31/2017	12.78960	14.85220	152,586
01/01/2018 to 12/31/2018	14.85220	13.63837	125,595
01/01/2019 to 12/31/2019	13.63837	16.24103	110,338
01/01/2020 to 12/31/2020	16.24103	17.80392	61,221
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.17884	10.39703	84,930
01/01/2012 to 12/31/2012	10.39703	12.26529	145,448
01/01/2013 to 12/31/2013	12.26529	16.96880	140,258
01/01/2014 to 12/31/2014	16.96880	17.49567	153,150
01/01/2015 to 12/31/2015	17.49567	17.41891	125,577
01/01/2016 to 12/31/2016	17.41891	18.43243	116,676
01/01/2017 to 12/31/2017	18.43243	23.12569	104,159
01/01/2018 to 12/31/2018	23.12569	20.25518	86,588
01/01/2019 to 12/31/2019	20.25518	27.16113	54,747
01/01/2020 to 12/31/2020	27.16113	36.07569	19,785
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.63958	12.29711	148,712
01/01/2012 to 12/31/2012	12.29711	13.55270	133,514
01/01/2013 to 12/31/2013	13.55270	17.99922	165,117
01/01/2014 to 12/31/2014	17.99922	18.35966	145,310
01/01/2015 to 12/31/2015	18.35966	18.18004	165,769
01/01/2016 to 12/31/2016	18.18004	20.01978	129,945
01/01/2017 to 12/31/2017	20.01978	24.37473	142,421
01/01/2018 to 12/31/2018	24.37473	21.93341	136,210
01/01/2019 to 12/31/2019	21.93341	28.04041	79,327
01/01/2020 to 12/31/2020	28.04041	40.88153	39,371
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.48713	10.61184	70,466
01/01/2012 to 12/31/2012	10.61184	12.31926	97,146
01/01/2013 to 12/31/2013	12.31926	16.63069	100,378
01/01/2014 to 12/31/2014	16.63069	17.20048	119,389
01/01/2015 to 12/31/2015	17.20048	16.17115	79,095
01/01/2016 to 12/31/2016	16.17115	20.52886	107,911
01/01/2017 to 12/31/2017	20.52886	21.65241	98,469
01/01/2018 to 12/31/2018	21.65241	17.63918	75,795
01/01/2019 to 12/31/2019	17.63918	21.13965	58,800
01/01/2020 to 12/31/2020	21.13965	20.94885	25,779
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.71167	10.73326	3,748,039
01/01/2012 to 12/31/2012	10.73326	11.96839	7,227,720
01/01/2013 to 12/31/2013	11.96839	13.73841	8,349,846
01/01/2014 to 12/31/2014	13.73841	14.29175	8,077,357
01/01/2015 to 12/31/2015	14.29175	14.04753	9,231,724
01/01/2016 to 12/31/2016	14.04753	14.84347	8,410,072
01/01/2017 to 12/31/2017	14.84347	16.83142	7,924,737
01/01/2018 to 12/31/2018	16.83142	15.65438	6,803,350
01/01/2019 to 12/31/2019	15.65438	18.58642	4,986,008
01/01/2020 to 12/31/2020	18.58642	20.55011	2,633,526

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Growth Opportunities Portfolio
02/10/2014* to 12/31/2014	9.99855	10.50266	0
01/01/2015 to 12/31/2015	10.50266	10.47362	4,914
01/01/2016 to 12/31/2016	10.47362	10.85152	2,511
01/01/2017 to 12/31/2017	10.85152	12.83758	4,317
01/01/2018 to 12/31/2018	12.83758	11.64846	3,647
01/01/2019 to 12/31/2019	11.64846	14.27440	3,523
01/01/2020 to 12/31/2020	14.27440	15.94602	3,419
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.15658	10.77586	244,099
01/01/2012 to 12/31/2012	10.77586	12.44852	496,155
01/01/2013 to 12/31/2013	12.44852	17.61549	551,490
01/01/2014 to 12/31/2014	17.61549	18.75163	575,574
01/01/2015 to 12/31/2015	18.75163	20.18904	593,412
01/01/2016 to 12/31/2016	20.18904	20.37179	500,146
01/01/2017 to 12/31/2017	20.37179	27.59955	483,988
01/01/2018 to 12/31/2018	27.59955	28.16236	425,123
01/01/2019 to 12/31/2019	28.16236	35.48074	249,481
01/01/2020 to 12/31/2020	35.48074	48.73655	92,319
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.68707	10.44865	127,344
01/01/2012 to 12/31/2012	10.44865	11.64133	234,459
01/01/2013 to 12/31/2013	11.64133	15.39843	201,938
01/01/2014 to 12/31/2014	15.39843	15.36465	209,870
01/01/2015 to 12/31/2015	15.36465	14.18031	176,080
01/01/2016 to 12/31/2016	14.18031	14.78659	165,669
01/01/2017 to 12/31/2017	14.78659	16.93333	148,296
01/01/2018 to 12/31/2018	16.93333	15.02002	138,061
01/01/2019 to 12/31/2019	15.02002	18.58965	263,994
01/01/2020 to 12/31/2020	18.58965	18.64609	144,044
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.49684	9.61076	389,530
01/01/2012 to 12/31/2012	9.61076	9.78378	611,075
01/01/2013 to 12/31/2013	9.78378	11.09103	495,845
01/01/2014 to 12/31/2014	11.09103	9.98573	425,430
01/01/2015 to 12/31/2015	9.98573	7.92203	360,887
01/01/2016 to 12/31/2016	7.92203	9.69968	352,254
01/01/2017 to 12/31/2017	9.69968	10.51259	308,220
01/01/2018 to 12/31/2018	10.51259	8.60772	228,215
01/01/2019 to 12/31/2019	8.60772	9.88347	179,226
01/01/2020 to 12/31/2020	9.88347	9.49470	68,336
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.52183	10.92973	53,639
01/01/2012 to 12/31/2012	10.92973	12.71518	127,486
01/01/2013 to 12/31/2013	12.71518	16.54223	123,370
01/01/2014 to 12/31/2014	16.54223	18.68576	114,312
01/01/2015 to 12/31/2015	18.68576	17.14548	103,157
01/01/2016 to 12/31/2016	17.14548	19.20369	85,511
01/01/2017 to 12/31/2017	19.20369	22.36493	80,933
01/01/2018 to 12/31/2018	22.36493	18.34033	61,833
01/01/2019 to 12/31/2019	18.34033	21.46927	45,890
01/01/2020 to 12/31/2020	21.46927	19.86744	26,028

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99855	8.83142	276,533
01/01/2012 to 12/31/2012	8.83142	9.63179	899,614
01/01/2013 to 12/31/2013	9.63179	11.40350	2,311,361
01/01/2014 to 12/31/2014	11.40350	11.82063	2,509,620
01/01/2015 to 12/31/2015	11.82063	11.54028	2,069,104
01/01/2016 to 12/31/2016	11.54028	12.07860	1,781,435
01/01/2017 to 12/31/2017	12.07860	13.48095	1,677,018
01/01/2018 to 12/31/2018	13.48095	12.58187	968,826
01/01/2019 to 12/31/2019	12.58187	14.90249	797,271
01/01/2020 to 12/31/2020	14.90249	15.61667	509,322
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.41878	10.85342	775,193
01/01/2012 to 12/31/2012	10.85342	11.50067	994,599
01/01/2013 to 12/31/2013	11.50067	11.13076	925,345
01/01/2014 to 12/31/2014	11.13076	11.72299	838,381
01/01/2015 to 12/31/2015	11.72299	11.66021	962,698
01/01/2016 to 12/31/2016	11.66021	12.04654	1,081,942
01/01/2017 to 12/31/2017	12.04654	12.58291	1,145,264
01/01/2018 to 12/31/2018	12.58291	12.08161	1,440,786
01/01/2019 to 12/31/2019	12.08161	13.33032	973,217
01/01/2020 to 12/31/2020	13.33032	14.15901	471,355
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	9.99855	10.38171	1,809
01/01/2013 to 12/31/2013	10.38171	9.37029	13,774
01/01/2014 to 12/31/2014	9.37029	9.33099	11,977
01/01/2015 to 12/31/2015	9.33099	8.88492	8,621
01/01/2016 to 12/31/2016	8.88492	9.65562	2,879
01/01/2017 to 12/31/2017	9.65562	10.36956	8,013
01/01/2018 to 12/31/2018	10.36956	9.50791	8,955
01/01/2019 to 12/31/2019	9.50791	10.72872	3,399
01/01/2020 to 12/31/2020	10.72872	11.32592	416
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	9.90732	8.80145	7,303
01/01/2019 to 12/31/2019	8.80145	10.58608	0
01/01/2020 to 12/31/2020	10.58608	11.54409	174
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	9.91801	9.38993	4,561
01/01/2019 to 12/31/2019	9.38993	12.09239	0
01/01/2020 to 12/31/2020	12.09239	14.02841	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II - Cliff M&E (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2019 to 12/31/2019	13.29187	14.04247	3,404,343
01/01/2020 to 12/31/2020	14.04247	14.35676	3,127,469
AST Advanced Strategies Portfolio
03/19/2019 to 12/31/2019	17.10918	18.69395	11,370,627
01/01/2020 to 12/31/2020	18.69395	20.29742	9,927,978
AST AllianzGI World Trends Portfolio
03/19/2019 to 12/31/2019	14.23421	15.36938	12,495,896
01/01/2020 to 12/31/2020	15.36938	17.20308	11,224,018
AST Balanced Asset Allocation Portfolio
03/19/2019 to 12/31/2019	16.26892	17.56017	11,711,949
01/01/2020 to 12/31/2020	17.56017	19.25373	10,120,697
AST BlackRock Global Strategies Portfolio
03/19/2019 to 12/31/2019	12.47595	13.29333	5,277,807
01/01/2020 to 12/31/2020	13.29333	13.65865	4,754,168
AST BlackRock Low Duration Bond Portfolio
03/19/2019 to 12/31/2019	9.56254	9.71997	246,933
01/01/2020 to 12/31/2020	9.71997	9.77963	237,534
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2019 to 12/31/2019	11.04961	11.62229	478,743
01/01/2020 to 12/31/2020	11.62229	12.24117	472,619
AST Bond Portfolio 2021
03/19/2019 to 12/31/2019	12.62921	12.93078	1,811,355
01/01/2020 to 12/31/2020	12.93078	13.08467	3,617,087
AST Bond Portfolio 2022
03/19/2019 to 12/31/2019	11.76093	12.12452	339,834
01/01/2020 to 12/31/2020	12.12452	12.48974	1,038,704
AST Bond Portfolio 2023
03/19/2019 to 12/31/2019	10.02217	10.38676	71,383
01/01/2020 to 12/31/2020	10.38676	10.87944	60,128
AST Bond Portfolio 2024
03/19/2019 to 12/31/2019	9.73740	10.20371	287,557
01/01/2020 to 12/31/2020	10.20371	10.87626	98,115
AST Bond Portfolio 2025
03/19/2019 to 12/31/2019	11.17485	11.78307	465,189
01/01/2020 to 12/31/2020	11.78307	12.87092	177,366
AST Bond Portfolio 2026
03/19/2019 to 12/31/2019	9.83221	10.46638	1,961,427
01/01/2020 to 12/31/2020	10.46638	11.36387	444,410
AST Bond Portfolio 2027
03/19/2019 to 12/31/2019	9.77831	10.45627	1,132,859
01/01/2020 to 12/31/2020	10.45627	11.47519	716,295
AST Bond Portfolio 2028
03/19/2019 to 12/31/2019	9.78510	10.54486	529,203
01/01/2020 to 12/31/2020	10.54486	11.86333	41
AST Bond Portfolio 2029
03/19/2019 to 12/31/2019	9.80794	10.63309	897,133
01/01/2020 to 12/31/2020	10.63309	12.13049	0
AST Bond Portfolio 2030
03/19/2019 to 12/31/2019	10.28782	11.22275	374,528
01/01/2020 to 12/31/2020	11.22275	12.60735	1,406,992

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99895	11.10501	2,949,544
AST Capital Growth Asset Allocation Portfolio
03/19/2019 to 12/31/2019	17.73130	19.28247	21,559,782
01/01/2020 to 12/31/2020	19.28247	21.45461	19,393,038
AST ClearBridge Dividend Growth Portfolio
03/19/2019 to 12/31/2019	16.85934	19.29017	108,169
01/01/2020 to 12/31/2020	19.29017	19.81813	80,137
AST Cohen & Steers Global Realty Portfolio
03/19/2019 to 12/31/2019	17.00957	18.54223	37,900
01/01/2020 to 12/31/2020	18.54223	17.65400	36,909
AST Cohen & Steers Realty Portfolio
03/19/2019 to 12/31/2019	21.19227	24.03292	71,940
01/01/2020 to 12/31/2020	24.03292	22.90735	60,317
AST Emerging Markets Equity Portfolio
03/19/2019 to 12/31/2019	9.89516	10.17036	85,912
01/01/2020 to 12/31/2020	10.17036	10.38230	147,569
AST Fidelity Institutional AM® Quantitative Portfolio
03/19/2019 to 12/31/2019	14.91120	16.23881	7,615,456
01/01/2020 to 12/31/2020	16.23881	17.32582	6,744,725
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99948	10.06418	70,272
AST Goldman Sachs Multi-Asset Portfolio
03/19/2019 to 12/31/2019	13.34317	14.24339	7,695,974
01/01/2020 to 12/31/2020	14.24339	15.22569	7,008,496
AST Goldman Sachs Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	21.86958	23.43332	95,131
01/01/2020 to 12/31/2020	23.43332	23.54821	94,905
AST Government Money Market Portfolio
03/19/2019 to 12/31/2019	8.58809	8.56794	363,846
01/01/2020 to 12/31/2020	8.56794	8.42399	586,085
AST High Yield Portfolio
03/19/2019 to 12/31/2019	14.89903	15.81572	159,757
01/01/2020 to 12/31/2020	15.81572	15.92429	130,132
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	21.42497	23.32541	41,390
01/01/2020 to 12/31/2020	23.32541	22.94414	39,004
AST International Growth Portfolio
03/19/2019 to 12/31/2019	15.13488	17.19477	50,890
01/01/2020 to 12/31/2020	17.19477	22.15148	51,534
AST International Value Portfolio
03/19/2019 to 12/31/2019	12.11177	12.95687	44,730
01/01/2020 to 12/31/2020	12.95687	12.63369	43,947
AST Investment Grade Bond Portfolio
03/19/2019 to 12/31/2019	10.43465	11.12060	1,204,524
01/01/2020 to 12/31/2020	11.12060	12.70581	443,071
AST J.P. Morgan Global Thematic Portfolio
03/19/2019 to 12/31/2019	15.92113	17.22240	5,490,375
01/01/2020 to 12/31/2020	17.22240	19.11864	4,879,771
AST J.P. Morgan International Equity Portfolio
03/19/2019 to 12/31/2019	12.83005	14.34080	88,548
01/01/2020 to 12/31/2020	14.34080	15.90848	72,524
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2019 to 12/31/2019	13.76720	14.63843	2,975,084
01/01/2020 to 12/31/2020	14.63843	15.99059	2,723,893

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	27.19155	30.37627	63,018
01/01/2020 to 12/31/2020	30.37627	45.90261	59,713
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	28.12756	31.66749	169,169
01/01/2020 to 12/31/2020	31.66749	40.88043	120,540
AST MFS Global Equity Portfolio
03/19/2019 to 12/31/2019	19.89426	22.22222	313,439
01/01/2020 to 12/31/2020	22.22222	24.89123	275,435
AST MFS Growth Allocation Portfolio
03/19/2019 to 12/31/2019	13.76198	15.22538	2,860,246
01/01/2020 to 12/31/2020	15.22538	16.41092	2,878,914
AST MFS Growth Portfolio
03/19/2019 to 12/31/2019	27.36953	31.82341	53,837
01/01/2020 to 12/31/2020	31.82341	40.73364	39,700
AST MFS Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	17.97114	20.28059	101,112
01/01/2020 to 12/31/2020	20.28059	20.67010	85,626
AST Mid-Cap Growth Portfolio
03/19/2019 to 12/31/2019	22.71067	24.94126	333,857
01/01/2020 to 12/31/2020	24.94126	32.99176	271,404
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	21.57853	22.49821	95,356
01/01/2020 to 12/31/2020	22.49821	21.67682	86,591
AST Preservation Asset Allocation Portfolio
03/19/2019 to 12/31/2019	14.00085	14.90552	9,074,114
01/01/2020 to 12/31/2020	14.90552	15.95021	8,400,464
AST Prudential Core Bond Portfolio
03/19/2019 to 12/31/2019	10.82155	11.45521	123,825
01/01/2020 to 12/31/2020	11.45521	11.91734	135,015
AST Prudential Growth Allocation Portfolio
03/19/2019 to 12/31/2019	17.11338	18.34307	23,265,387
01/01/2020 to 12/31/2020	18.34307	19.04851	20,282,918
AST QMA US Equity Alpha Portfolio
03/19/2019 to 12/31/2019	26.44991	28.92119	86,764
01/01/2020 to 12/31/2020	28.92119	26.89988	80,232
AST Quantitative Modeling Portfolio
03/19/2019 to 12/31/2019	14.76573	16.02711	11,600,892
01/01/2020 to 12/31/2020	16.02711	17.54260	6,828,307
AST Small-Cap Growth Opportunities Portfolio
03/19/2019 to 12/31/2019	24.27069	26.75703	36,850
01/01/2020 to 12/31/2020	26.75703	35.48488	32,007
AST Small-Cap Growth Portfolio
03/19/2019 to 12/31/2019	26.20943	27.62375	46,211
01/01/2020 to 12/31/2020	27.62375	40.21255	35,637
AST Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	19.66835	20.82601	34,416
01/01/2020 to 12/31/2020	20.82601	20.60660	34,352
AST T. Rowe Price Asset Allocation Portfolio
03/19/2019 to 12/31/2019	16.79166	18.31077	24,889,087
01/01/2020 to 12/31/2020	18.31077	20.21437	22,454,958
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	31.84013	34.95341	230,901
01/01/2020 to 12/31/2020	34.95341	47.93904	194,084

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	16.49712	18.31332	227,350
01/01/2020 to 12/31/2020	18.31332	18.34095	207,724
AST T. Rowe Price Natural Resources Portfolio
03/19/2019 to 12/31/2019	9.52044	9.73676	134,688
01/01/2020 to 12/31/2020	9.73676	9.33955	135,066
AST WEDGE Capital Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	20.19908	21.15050	34,076
01/01/2020 to 12/31/2020	21.15050	19.54254	34,015
AST Wellington Management Hedged Equity Portfolio
03/19/2019 to 12/31/2019	13.49011	14.70649	7,884,676
01/01/2020 to 12/31/2020	14.70649	15.38780	6,812,973
AST Western Asset Core Plus Bond Portfolio
03/19/2019 to 12/31/2019	12.24153	13.13249	736,085
01/01/2020 to 12/31/2020	13.13249	13.92758	655,777
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV - Cliff M&E (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2019 to 12/31/2019	13.04892	13.76372	5,933,869
01/01/2020 to 12/31/2020	13.76372	14.04313	7,319,654
AST Advanced Strategies Portfolio
03/19/2019 to 12/31/2019	16.79690	18.32330	9,574,242
01/01/2020 to 12/31/2020	18.32330	19.85438	10,058,352
AST AllianzGI World Trends Portfolio
03/19/2019 to 12/31/2019	13.97416	15.06437	7,138,166
01/01/2020 to 12/31/2020	15.06437	16.82726	7,614,763
AST Balanced Asset Allocation Portfolio
03/19/2019 to 12/31/2019	15.97149	17.21153	12,448,517
01/01/2020 to 12/31/2020	17.21153	18.83298	13,968,847
AST BlackRock Global Strategies Portfolio
03/19/2019 to 12/31/2019	12.27699	13.06040	3,058,583
01/01/2020 to 12/31/2020	13.06040	13.39180	3,399,395
AST BlackRock Low Duration Bond Portfolio
03/19/2019 to 12/31/2019	9.38884	9.52816	783,137
01/01/2020 to 12/31/2020	9.52816	9.56734	976,776
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2019 to 12/31/2019	10.84771	11.39178	6,988,652
01/01/2020 to 12/31/2020	11.39178	11.97400	8,482,496
AST Capital Growth Asset Allocation Portfolio
03/19/2019 to 12/31/2019	17.40790	18.90043	11,422,717
01/01/2020 to 12/31/2020	18.90043	20.98669	12,455,989
AST ClearBridge Dividend Growth Portfolio
03/19/2019 to 12/31/2019	16.65171	19.02192	329,787
01/01/2020 to 12/31/2020	19.02192	19.50268	430,121
AST Cohen & Steers Global Realty Portfolio
03/19/2019 to 12/31/2019	16.69927	18.17468	216,706
01/01/2020 to 12/31/2020	18.17468	17.26870	247,769
AST Cohen & Steers Realty Portfolio
03/19/2019 to 12/31/2019	20.80560	23.55652	360,918
01/01/2020 to 12/31/2020	23.55652	22.40740	500,929
AST Emerging Markets Equity Portfolio
03/19/2019 to 12/31/2019	9.71474	9.96887	995,878
01/01/2020 to 12/31/2020	9.96887	10.15564	1,383,433
AST Fidelity Institutional AM® Quantitative Portfolio
03/19/2019 to 12/31/2019	14.63896	15.91673	6,020,964
01/01/2020 to 12/31/2020	15.91673	16.94737	6,806,679
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99942	10.06149	552,593
AST Goldman Sachs Multi-Asset Portfolio
03/19/2019 to 12/31/2019	13.09978	13.96110	3,702,800
01/01/2020 to 12/31/2020	13.96110	14.89343	4,486,336
AST Goldman Sachs Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	21.47001	22.96820	538,590
01/01/2020 to 12/31/2020	22.96820	23.03368	756,336
AST Government Money Market Portfolio
03/19/2019 to 12/31/2019	8.43144	8.39821	962,712
01/01/2020 to 12/31/2020	8.39821	8.24034	1,254,766

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
03/19/2019 to 12/31/2019	14.62735	15.50241	489,964
01/01/2020 to 12/31/2020	15.50241	15.57695	549,534
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	21.03410	22.86306	355,128
01/01/2020 to 12/31/2020	22.86306	22.44357	460,108
AST International Growth Portfolio
03/19/2019 to 12/31/2019	14.85845	16.85372	343,094
01/01/2020 to 12/31/2020	16.85372	21.66778	434,422
AST International Value Portfolio
03/19/2019 to 12/31/2019	11.89045	12.69965	266,372
01/01/2020 to 12/31/2020	12.69965	12.35757	333,790
AST Investment Grade Bond Portfolio
03/19/2019 to 12/31/2019	12.74895	13.56524	12,569,169
01/01/2020 to 12/31/2020	13.56524	15.46733	11,486,495
AST J.P. Morgan Global Thematic Portfolio
03/19/2019 to 12/31/2019	15.63093	16.88134	3,677,106
01/01/2020 to 12/31/2020	16.88134	18.70175	3,456,646
AST J.P. Morgan International Equity Portfolio
03/19/2019 to 12/31/2019	12.59608	14.05673	796,199
01/01/2020 to 12/31/2020	14.05673	15.56152	968,711
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2019 to 12/31/2019	13.51589	14.34816	3,639,783
01/01/2020 to 12/31/2020	14.34816	15.64149	4,127,676
AST Jennison Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	26.69551	29.77423	342,016
01/01/2020 to 12/31/2020	29.77423	44.90137	469,171
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	27.61389	31.03918	500,603
01/01/2020 to 12/31/2020	31.03918	39.98769	503,655
AST MFS Global Equity Portfolio
03/19/2019 to 12/31/2019	19.53114	21.78151	564,922
01/01/2020 to 12/31/2020	21.78151	24.34771	628,683
AST MFS Growth Allocation Portfolio
03/19/2019 to 12/31/2019	13.56996	14.98878	731,636
01/01/2020 to 12/31/2020	14.98878	16.12290	905,793
AST MFS Growth Portfolio
03/19/2019 to 12/31/2019	26.87027	31.19273	219,687
01/01/2020 to 12/31/2020	31.19273	39.84495	283,270
AST MFS Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	17.73088	19.97742	252,229
01/01/2020 to 12/31/2020	19.97742	20.31958	422,399
AST Mid-Cap Growth Portfolio
03/19/2019 to 12/31/2019	22.29629	24.44678	1,021,020
01/01/2020 to 12/31/2020	24.44678	32.27170	1,112,908
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	21.18520	22.05268	547,806
01/01/2020 to 12/31/2020	22.05268	21.20413	740,776
AST Preservation Asset Allocation Portfolio
03/19/2019 to 12/31/2019	13.74524	14.60987	10,642,439
01/01/2020 to 12/31/2020	14.60987	15.60200	12,833,505
AST Prudential Core Bond Portfolio
03/19/2019 to 12/31/2019	10.65939	11.26551	789,958
01/01/2020 to 12/31/2020	11.26551	11.69624	1,370,636

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/19/2019 to 12/31/2019	16.80110	17.97954	22,346,922
01/01/2020 to 12/31/2020	17.97954	18.63282	24,691,658
AST QMA US Equity Alpha Portfolio
03/19/2019 to 12/31/2019	25.96728	28.34790	302,555
01/01/2020 to 12/31/2020	28.34790	26.31296	371,104
AST Quantitative Modeling Portfolio
03/19/2019 to 12/31/2019	14.52988	15.74582	0
01/01/2020 to 12/31/2020	15.74582	17.19957	0
AST Small-Cap Growth Opportunities Portfolio
03/19/2019 to 12/31/2019	23.82782	26.22656	279,857
01/01/2020 to 12/31/2020	26.22656	34.71029	280,973
AST Small-Cap Growth Portfolio
03/19/2019 to 12/31/2019	25.73063	27.07555	392,565
01/01/2020 to 12/31/2020	27.07555	39.33427	465,315
AST Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	19.30914	20.41278	232,274
01/01/2020 to 12/31/2020	20.41278	20.15653	324,426
AST T. Rowe Price Asset Allocation Portfolio
03/19/2019 to 12/31/2019	16.48468	17.94723	18,199,247
01/01/2020 to 12/31/2020	17.94723	19.77267	19,678,490
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	31.25894	34.26036	1,185,084
01/01/2020 to 12/31/2020	34.26036	46.89276	1,237,252
AST T. Rowe Price Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	16.19592	17.95016	1,254,044
01/01/2020 to 12/31/2020	17.95016	17.94047	1,613,496
AST T. Rowe Price Natural Resources Portfolio
03/19/2019 to 12/31/2019	9.34662	9.54372	1,193,807
01/01/2020 to 12/31/2020	9.54372	9.13553	1,808,936
AST WEDGE Capital Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	19.83049	20.73121	220,177
01/01/2020 to 12/31/2020	20.73121	19.11615	320,682
AST Wellington Management Hedged Equity Portfolio
03/19/2019 to 12/31/2019	13.27458	14.44827	2,080,429
01/01/2020 to 12/31/2020	14.44827	15.08668	2,047,029
AST Western Asset Core Plus Bond Portfolio
03/19/2019 to 12/31/2019	12.01779	12.87172	3,826,800
01/01/2020 to 12/31/2020	12.87172	13.62318	5,055,178
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.77691	10.26518	209,819
01/01/2012 to 12/31/2012	10.26518	11.30635	288,890
01/01/2013 to 12/31/2013	11.30635	12.16672	252,283
01/01/2014 to 12/31/2014	12.16672	12.35971	214,155
01/01/2015 to 12/31/2015	12.35971	11.70468	161,235
01/01/2016 to 12/31/2016	11.70468	12.17929	146,039
01/01/2017 to 12/31/2017	12.17929	13.41803	143,222
01/01/2018 to 12/31/2018	13.41803	12.05997	102,267
01/01/2019 to 12/31/2019	12.05997	13.69535	93,863
01/01/2020 to 12/31/2020	13.69535	13.96632	32,192
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.88255	10.66087	236,931
01/01/2012 to 12/31/2012	10.66087	11.85511	356,225
01/01/2013 to 12/31/2013	11.85511	13.52094	380,142
01/01/2014 to 12/31/2014	13.52094	14.03839	349,115
01/01/2015 to 12/31/2015	14.03839	13.84685	271,817
01/01/2016 to 12/31/2016	13.84685	14.51275	243,398
01/01/2017 to 12/31/2017	14.51275	16.60538	216,905
01/01/2018 to 12/31/2018	16.60538	15.29005	192,906
01/01/2019 to 12/31/2019	15.29005	18.23183	124,226
01/01/2020 to 12/31/2020	18.23183	19.74512	59,171
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.76898	10.34642	139,582
01/01/2012 to 12/31/2012	10.34642	11.16466	176,240
01/01/2013 to 12/31/2013	11.16466	12.28361	151,788
01/01/2014 to 12/31/2014	12.28361	12.63732	143,252
01/01/2015 to 12/31/2015	12.63732	12.34513	112,492
01/01/2016 to 12/31/2016	12.34513	12.66201	109,162
01/01/2017 to 12/31/2017	12.66201	14.40192	110,421
01/01/2018 to 12/31/2018	14.40192	12.97700	85,110
01/01/2019 to 12/31/2019	12.97700	14.98980	63,791
01/01/2020 to 12/31/2020	14.98980	16.73540	30,397
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.73529	10.37714	144,911
01/01/2012 to 12/31/2012	10.37714	11.42035	191,466
01/01/2013 to 12/31/2013	11.42035	13.14696	207,911
01/01/2014 to 12/31/2014	13.14696	13.70336	203,031
01/01/2015 to 12/31/2015	13.70336	13.47257	204,817
01/01/2016 to 12/31/2016	13.47257	14.01393	175,462
01/01/2017 to 12/31/2017	14.01393	15.75760	153,966
01/01/2018 to 12/31/2018	15.75760	14.65624	135,420
01/01/2019 to 12/31/2019	14.65624	17.12583	86,928
01/01/2020 to 12/31/2020	17.12583	18.72979	8,259

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99821	9.13559	56,266
01/01/2012 to 12/31/2012	9.13559	10.00229	88,036
01/01/2013 to 12/31/2013	10.00229	10.84949	103,932
01/01/2014 to 12/31/2014	10.84949	11.13593	111,043
01/01/2015 to 12/31/2015	11.13593	10.56951	100,484
01/01/2016 to 12/31/2016	10.56951	11.06264	89,020
01/01/2017 to 12/31/2017	11.06264	12.19072	74,894
01/01/2018 to 12/31/2018	12.19072	11.29756	65,287
01/01/2019 to 12/31/2019	11.29756	13.00270	58,171
01/01/2020 to 12/31/2020	13.00270	13.32592	13,562
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.06524	10.07064	29,632
01/01/2012 to 12/31/2012	10.07064	10.31656	70,743
01/01/2013 to 12/31/2013	10.31656	9.87539	44,007
01/01/2014 to 12/31/2014	9.87539	9.65361	32,331
01/01/2015 to 12/31/2015	9.65361	9.49166	14,250
01/01/2016 to 12/31/2016	9.49166	9.44051	14,144
01/01/2017 to 12/31/2017	9.44051	9.39580	14,549
01/01/2018 to 12/31/2018	9.39580	9.26127	13,018
01/01/2019 to 12/31/2019	9.26127	9.48106	6,606
01/01/2020 to 12/31/2020	9.48106	9.51514	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.33749	10.43711	171,685
01/01/2012 to 12/31/2012	10.43711	11.16439	246,398
01/01/2013 to 12/31/2013	11.16439	10.72367	283,304
01/01/2014 to 12/31/2014	10.72367	10.93718	162,291
01/01/2015 to 12/31/2015	10.93718	10.47646	162,413
01/01/2016 to 12/31/2016	10.47646	10.68518	152,831
01/01/2017 to 12/31/2017	10.68518	10.91214	139,906
01/01/2018 to 12/31/2018	10.91214	10.60572	101,379
01/01/2019 to 12/31/2019	10.60572	11.33512	72,014
01/01/2020 to 12/31/2020	11.33512	11.90831	10,233
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.81582	10.32683	116,165
01/01/2012 to 12/31/2012	10.32683	11.49108	160,338
01/01/2013 to 12/31/2013	11.49108	13.79435	201,356
01/01/2014 to 12/31/2014	13.79435	14.44190	227,218
01/01/2015 to 12/31/2015	14.44190	14.20676	214,062
01/01/2016 to 12/31/2016	14.20676	14.85242	195,907
01/01/2017 to 12/31/2017	14.85242	17.13419	195,400
01/01/2018 to 12/31/2018	17.13419	15.72146	191,976
01/01/2019 to 12/31/2019	15.72146	18.80596	134,239
01/01/2020 to 12/31/2020	18.80596	20.87106	51,481
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99821	11.61237	0
01/01/2014 to 12/31/2014	11.61237	12.90918	357
01/01/2015 to 12/31/2015	12.90918	12.18049	0
01/01/2016 to 12/31/2016	12.18049	13.69453	12,237
01/01/2017 to 12/31/2017	13.69453	15.86715	13,198
01/01/2018 to 12/31/2018	15.86715	14.78437	5,823
01/01/2019 to 12/31/2019	14.78437	18.95576	4,975
01/01/2020 to 12/31/2020	18.95576	19.42492	3,722

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.52688	10.71105	1,832
01/01/2012 to 12/31/2012	10.71105	13.28970	4,336
01/01/2013 to 12/31/2013	13.28970	13.56937	2,996
01/01/2014 to 12/31/2014	13.56937	15.12643	2,002
01/01/2015 to 12/31/2015	15.12643	14.78798	1,733
01/01/2016 to 12/31/2016	14.78798	14.60045	1,418
01/01/2017 to 12/31/2017	14.60045	15.84272	1,464
01/01/2018 to 12/31/2018	15.84272	14.77024	1,379
01/01/2019 to 12/31/2019	14.77024	18.08412	1,038
01/01/2020 to 12/31/2020	18.08412	17.17399	73
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.76700	12.27331	15,056
01/01/2012 to 12/31/2012	12.27331	13.85220	26,071
01/01/2013 to 12/31/2013	13.85220	13.97911	25,228
01/01/2014 to 12/31/2014	13.97911	17.90735	18,282
01/01/2015 to 12/31/2015	17.90735	18.37116	29,350
01/01/2016 to 12/31/2016	18.37116	18.84280	34,305
01/01/2017 to 12/31/2017	18.84280	19.59045	24,577
01/01/2018 to 12/31/2018	19.59045	18.25558	20,777
01/01/2019 to 12/31/2019	18.25558	23.43955	12,564
01/01/2020 to 12/31/2020	23.43955	22.28490	1,571
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.65729	9.09457	21,050
01/01/2012 to 12/31/2012	9.09457	10.49422	31,436
01/01/2013 to 12/31/2013	10.49422	10.29148	29,756
01/01/2014 to 12/31/2014	10.29148	9.59859	19,376
01/01/2015 to 12/31/2015	9.59859	7.82112	16,927
01/01/2016 to 12/31/2016	7.82112	8.59942	16,054
01/01/2017 to 12/31/2017	8.59942	10.63475	18,931
01/01/2018 to 12/31/2018	10.63475	8.94325	15,970
01/01/2019 to 12/31/2019	8.94325	9.91914	13,566
01/01/2020 to 12/31/2020	9.91914	10.09995	4,487
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.99750	10.59953	113,782
01/01/2012 to 12/31/2012	10.59953	11.47432	199,811
01/01/2013 to 12/31/2013	11.47432	12.88499	197,700
01/01/2014 to 12/31/2014	12.88499	13.00531	152,724
01/01/2015 to 12/31/2015	13.00531	12.85179	125,480
01/01/2016 to 12/31/2016	12.85179	13.11093	103,879
01/01/2017 to 12/31/2017	13.11093	14.94320	88,461
01/01/2018 to 12/31/2018	14.94320	13.48781	70,119
01/01/2019 to 12/31/2019	13.48781	15.83746	48,377
01/01/2020 to 12/31/2020	15.83746	16.85434	15,847
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99941	10.06075	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.68489	10.40258	121,125
01/01/2012 to 12/31/2012	10.40258	11.20961	180,004
01/01/2013 to 12/31/2013	11.20961	12.04591	185,230
01/01/2014 to 12/31/2014	12.04591	12.26323	161,137
01/01/2015 to 12/31/2015	12.26323	11.89052	117,188
01/01/2016 to 12/31/2016	11.89052	12.24703	97,441
01/01/2017 to 12/31/2017	12.24703	13.45657	94,875
01/01/2018 to 12/31/2018	13.45657	12.23654	72,200
01/01/2019 to 12/31/2019	12.23654	13.89193	68,451
01/01/2020 to 12/31/2020	13.89193	14.81212	17,061
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.47291	11.37278	8,702
01/01/2012 to 12/31/2012	11.37278	12.87387	14,998
01/01/2013 to 12/31/2013	12.87387	17.48643	18,371
01/01/2014 to 12/31/2014	17.48643	18.34207	19,668
01/01/2015 to 12/31/2015	18.34207	16.96158	19,295
01/01/2016 to 12/31/2016	16.96158	20.63316	15,650
01/01/2017 to 12/31/2017	20.63316	22.65158	16,199
01/01/2018 to 12/31/2018	22.65158	19.04482	13,616
01/01/2019 to 12/31/2019	19.04482	22.85373	11,413
01/01/2020 to 12/31/2020	22.85373	22.90724	2,491
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.82805	9.61919	59,176
01/01/2012 to 12/31/2012	9.61919	9.41308	49,856
01/01/2013 to 12/31/2013	9.41308	9.21068	26,267
01/01/2014 to 12/31/2014	9.21068	9.01260	26,889
01/01/2015 to 12/31/2015	9.01260	8.81875	20,464
01/01/2016 to 12/31/2016	8.81875	8.62972	27,298
01/01/2017 to 12/31/2017	8.62972	8.47354	5,978
01/01/2018 to 12/31/2018	8.47354	8.39821	5,439
01/01/2019 to 12/31/2019	8.39821	8.35674	3,537
01/01/2020 to 12/31/2020	8.35674	8.19544	0
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.74637	10.84929	13,561
01/01/2012 to 12/31/2012	10.84929	12.08858	24,805
01/01/2013 to 12/31/2013	12.08858	12.67807	25,137
01/01/2014 to 12/31/2014	12.67807	12.72290	22,599
01/01/2015 to 12/31/2015	12.72290	12.00573	10,845
01/01/2016 to 12/31/2016	12.00573	13.55690	19,794
01/01/2017 to 12/31/2017	13.55690	14.25737	11,422
01/01/2018 to 12/31/2018	14.25737	13.67210	7,976
01/01/2019 to 12/31/2019	13.67210	15.42508	7,288
01/01/2020 to 12/31/2020	15.42508	15.49133	99
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.60265	9.94093	6,860
01/01/2012 to 12/31/2012	9.94093	11.36943	14,064
01/01/2013 to 12/31/2013	11.36943	15.55961	24,428
01/01/2014 to 12/31/2014	15.55961	17.31807	22,773
01/01/2015 to 12/31/2015	17.31807	15.61779	35,884
01/01/2016 to 12/31/2016	15.61779	18.32198	35,897
01/01/2017 to 12/31/2017	18.32198	21.37030	37,724
01/01/2018 to 12/31/2018	21.37030	17.94921	24,201
01/01/2019 to 12/31/2019	17.94921	22.74864	14,365
01/01/2020 to 12/31/2020	22.74864	22.31986	4,719

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.23996	9.57716	6,196
01/01/2012 to 12/31/2012	9.57716	11.27953	7,687
01/01/2013 to 12/31/2013	11.27953	13.14034	7,748
01/01/2014 to 12/31/2014	13.14034	12.14739	5,681
01/01/2015 to 12/31/2015	12.14739	12.26035	10,423
01/01/2016 to 12/31/2016	12.26035	11.54411	12,662
01/01/2017 to 12/31/2017	11.54411	15.29858	11,971
01/01/2018 to 12/31/2018	15.29858	12.97234	8,796
01/01/2019 to 12/31/2019	12.97234	16.76961	6,253
01/01/2020 to 12/31/2020	16.76961	21.54868	5,058
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.77933	9.22411	17,693
01/01/2012 to 12/31/2012	9.22411	10.53073	5,334
01/01/2013 to 12/31/2013	10.53073	12.31033	19,232
01/01/2014 to 12/31/2014	12.31033	11.23806	14,100
01/01/2015 to 12/31/2015	11.23806	11.08635	30,385
01/01/2016 to 12/31/2016	11.08635	10.91151	35,523
01/01/2017 to 12/31/2017	10.91151	13.11345	30,202
01/01/2018 to 12/31/2018	13.11345	10.75955	27,411
01/01/2019 to 12/31/2019	10.75955	12.63625	18,264
01/01/2020 to 12/31/2020	12.63625	12.28967	4,071
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.58415	11.64591	680,879
01/01/2012 to 12/31/2012	11.64591	12.46651	311,677
01/01/2013 to 12/31/2013	12.46651	11.81025	98,036
01/01/2014 to 12/31/2014	11.81025	12.33407	107,352
01/01/2015 to 12/31/2015	12.33407	12.21051	304,318
01/01/2016 to 12/31/2016	12.21051	12.45101	328,024
01/01/2017 to 12/31/2017	12.45101	12.70944	174,809
01/01/2018 to 12/31/2018	12.70944	12.40161	577,336
01/01/2019 to 12/31/2019	12.40161	13.49785	87,926
01/01/2020 to 12/31/2020	13.49785	15.38262	2,241
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.85561	10.56202	51,682
01/01/2012 to 12/31/2012	10.56202	11.73841	65,232
01/01/2013 to 12/31/2013	11.73841	13.35620	82,656
01/01/2014 to 12/31/2014	13.35620	13.90077	110,840
01/01/2015 to 12/31/2015	13.90077	13.45952	70,089
01/01/2016 to 12/31/2016	13.45952	13.85792	63,815
01/01/2017 to 12/31/2017	13.85792	15.86011	58,553
01/01/2018 to 12/31/2018	15.86011	14.37343	47,116
01/01/2019 to 12/31/2019	14.37343	16.79713	38,943
01/01/2020 to 12/31/2020	16.79713	18.59911	24,486
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.54174	9.37150	12,588
01/01/2012 to 12/31/2012	9.37150	11.17875	19,722
01/01/2013 to 12/31/2013	11.17875	12.61883	21,078
01/01/2014 to 12/31/2014	12.61883	11.56154	13,283
01/01/2015 to 12/31/2015	11.56154	10.99675	22,543
01/01/2016 to 12/31/2016	10.99675	10.96881	22,616
01/01/2017 to 12/31/2017	10.96881	13.91438	17,750
01/01/2018 to 12/31/2018	13.91438	11.23537	16,838
01/01/2019 to 12/31/2019	11.23537	13.98681	11,601
01/01/2020 to 12/31/2020	13.98681	15.47624	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.57174	10.36895	88,001
01/01/2012 to 12/31/2012	10.36895	11.23332	157,158
01/01/2013 to 12/31/2013	11.23332	12.20458	160,546
01/01/2014 to 12/31/2014	12.20458	12.59292	116,686
01/01/2015 to 12/31/2015	12.59292	12.29973	171,161
01/01/2016 to 12/31/2016	12.29973	12.49783	122,782
01/01/2017 to 12/31/2017	12.49783	13.71484	101,781
01/01/2018 to 12/31/2018	13.71484	12.73062	82,859
01/01/2019 to 12/31/2019	12.73062	14.27682	76,873
01/01/2020 to 12/31/2020	14.27682	15.55577	41,243
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.76026	10.59897	933
01/01/2012 to 12/31/2012	10.59897	11.94582	9,243
01/01/2013 to 12/31/2013	11.94582	15.95494	5,338
01/01/2014 to 12/31/2014	15.95494	17.09580	14,106
01/01/2015 to 12/31/2015	17.09580	18.50726	13,765
01/01/2016 to 12/31/2016	18.50726	17.84505	10,409
01/01/2017 to 12/31/2017	17.84505	23.71936	13,185
01/01/2018 to 12/31/2018	23.71936	22.83270	10,144
01/01/2019 to 12/31/2019	22.83270	29.62596	4,076
01/01/2020 to 12/31/2020	29.62596	44.65492	2,699
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.28865	10.94541	7,881
01/01/2012 to 12/31/2012	10.94541	12.02352	21,422
01/01/2013 to 12/31/2013	12.02352	16.07255	10,745
01/01/2014 to 12/31/2014	16.07255	17.39250	8,982
01/01/2015 to 12/31/2015	17.39250	18.73280	8,639
01/01/2016 to 12/31/2016	18.73280	19.35320	12,612
01/01/2017 to 12/31/2017	19.35320	25.18606	15,561
01/01/2018 to 12/31/2018	25.18606	23.97927	11,755
01/01/2019 to 12/31/2019	23.97927	30.88557	5,105
01/01/2020 to 12/31/2020	30.88557	39.76955	1,265
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.87856	10.31155	11,050
01/01/2012 to 12/31/2012	10.31155	12.41801	18,491
01/01/2013 to 12/31/2013	12.41801	15.50888	24,191
01/01/2014 to 12/31/2014	15.50888	15.72646	21,667
01/01/2015 to 12/31/2015	15.72646	15.16288	25,170
01/01/2016 to 12/31/2016	15.16288	15.89295	21,223
01/01/2017 to 12/31/2017	15.89295	19.25990	25,069
01/01/2018 to 12/31/2018	19.25990	17.04335	16,733
01/01/2019 to 12/31/2019	17.04335	21.67299	11,227
01/01/2020 to 12/31/2020	21.67299	24.21410	6,686
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99822	10.28812	21,801
01/01/2013 to 12/31/2013	10.28812	11.97118	38,962
01/01/2014 to 12/31/2014	11.97118	12.31571	27,860
01/01/2015 to 12/31/2015	12.31571	11.90126	16,128
01/01/2016 to 12/31/2016	11.90126	12.14926	4,519
01/01/2017 to 12/31/2017	12.14926	13.84950	4,283
01/01/2018 to 12/31/2018	13.84950	12.42880	3,671
01/01/2019 to 12/31/2019	12.42880	14.92996	8,704
01/01/2020 to 12/31/2020	14.92996	16.05135	5,584

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.85427	10.55815	1,033
01/01/2012 to 12/31/2012	10.55815	12.09583	2,537
01/01/2013 to 12/31/2013	12.09583	16.18042	3,175
01/01/2014 to 12/31/2014	16.18042	17.21163	5,885
01/01/2015 to 12/31/2015	17.21163	18.05908	3,541
01/01/2016 to 12/31/2016	18.05908	18.00947	12,918
01/01/2017 to 12/31/2017	18.00947	23.03522	6,535
01/01/2018 to 12/31/2018	23.03522	23.02189	5,103
01/01/2019 to 12/31/2019	23.02189	31.03763	4,268
01/01/2020 to 12/31/2020	31.03763	39.62666	2,735
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99822	10.17752	0
01/01/2013 to 12/31/2013	10.17752	13.39500	1,740
01/01/2014 to 12/31/2014	13.39500	14.44620	0
01/01/2015 to 12/31/2015	14.44620	14.03334	113
01/01/2016 to 12/31/2016	14.03334	15.57875	5,764
01/01/2017 to 12/31/2017	15.57875	17.88822	1,923
01/01/2018 to 12/31/2018	17.88822	15.72498	1,680
01/01/2019 to 12/31/2019	15.72498	19.90261	424
01/01/2020 to 12/31/2020	19.90261	20.23314	0
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.39805	10.82130	4,027
01/01/2012 to 12/31/2012	10.82130	12.66509	9,260
01/01/2013 to 12/31/2013	12.66509	16.38245	10,402
01/01/2014 to 12/31/2014	16.38245	17.87799	8,894
01/01/2015 to 12/31/2015	17.87799	16.49901	31,716
01/01/2016 to 12/31/2016	16.49901	16.41064	22,790
01/01/2017 to 12/31/2017	16.41064	20.40932	21,035
01/01/2018 to 12/31/2018	20.40932	19.09976	17,325
01/01/2019 to 12/31/2019	19.09976	24.32494	7,590
01/01/2020 to 12/31/2020	24.32494	32.09440	1,310
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.21717	10.70359	11,880
01/01/2012 to 12/31/2012	10.70359	12.26702	17,653
01/01/2013 to 12/31/2013	12.26702	17.04575	22,312
01/01/2014 to 12/31/2014	17.04575	19.05619	21,700
01/01/2015 to 12/31/2015	19.05619	17.59543	30,935
01/01/2016 to 12/31/2016	17.59543	20.35683	27,330
01/01/2017 to 12/31/2017	20.35683	22.66722	27,931
01/01/2018 to 12/31/2018	22.66722	18.53043	24,770
01/01/2019 to 12/31/2019	18.53043	21.94253	14,181
01/01/2020 to 12/31/2020	21.94253	21.08747	3,091
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.58066	10.45671	390,341
01/01/2012 to 12/31/2012	10.45671	11.29302	513,412
01/01/2013 to 12/31/2013	11.29302	12.06818	389,835
01/01/2014 to 12/31/2014	12.06818	12.49073	330,232
01/01/2015 to 12/31/2015	12.49073	12.23976	284,999
01/01/2016 to 12/31/2016	12.23976	12.63896	239,306
01/01/2017 to 12/31/2017	12.63896	13.62084	226,420
01/01/2018 to 12/31/2018	13.62084	12.94796	185,725
01/01/2019 to 12/31/2019	12.94796	14.53711	118,596
01/01/2020 to 12/31/2020	14.53711	15.51636	30,151

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01813	10.06185	815
01/01/2012 to 12/31/2012	10.06185	10.54515	34,556
01/01/2013 to 12/31/2013	10.54515	10.07983	7,157
01/01/2014 to 12/31/2014	10.07983	10.46093	5,742
01/01/2015 to 12/31/2015	10.46093	10.20855	11,503
01/01/2016 to 12/31/2016	10.20855	10.41006	15,243
01/01/2017 to 12/31/2017	10.41006	10.76453	25,238
01/01/2018 to 12/31/2018	10.76453	10.44621	19,278
01/01/2019 to 12/31/2019	10.44621	11.21880	12,486
01/01/2020 to 12/31/2020	11.21880	11.64172	6,968
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.49069	10.54529	174,945
01/01/2012 to 12/31/2012	10.54529	11.65139	224,696
01/01/2013 to 12/31/2013	11.65139	13.34208	223,723
01/01/2014 to 12/31/2014	13.34208	14.25597	239,384
01/01/2015 to 12/31/2015	14.25597	13.86404	336,136
01/01/2016 to 12/31/2016	13.86404	14.93617	311,428
01/01/2017 to 12/31/2017	14.93617	16.96853	519,821
01/01/2018 to 12/31/2018	16.96853	15.34067	386,374
01/01/2019 to 12/31/2019	15.34067	17.88974	280,258
01/01/2020 to 12/31/2020	17.88974	18.53027	100,491
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.87426	11.00879	1,924
01/01/2012 to 12/31/2012	11.00879	12.79735	5,237
01/01/2013 to 12/31/2013	12.79735	16.58305	11,402
01/01/2014 to 12/31/2014	16.58305	19.01976	24,771
01/01/2015 to 12/31/2015	19.01976	19.18394	6,092
01/01/2016 to 12/31/2016	19.18394	21.55945	5,172
01/01/2017 to 12/31/2017	21.55945	25.79167	9,255
01/01/2018 to 12/31/2018	25.79167	23.16062	2,636
01/01/2019 to 12/31/2019	23.16062	28.20728	761
01/01/2020 to 12/31/2020	28.20728	26.16918	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99821	8.86947	0
01/01/2012 to 12/31/2012	8.86947	9.82046	0
01/01/2013 to 12/31/2013	9.82046	11.76164	0
01/01/2014 to 12/31/2014	11.76164	12.25695	0
01/01/2015 to 12/31/2015	12.25695	12.01147	0
01/01/2016 to 12/31/2016	12.01147	12.49686	0
01/01/2017 to 12/31/2017	12.49686	14.45338	0
01/01/2018 to 12/31/2018	14.45338	13.21781	0
01/01/2019 to 12/31/2019	13.21781	15.67611	0
01/01/2020 to 12/31/2020	15.67611	17.11469	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.13891	10.32083	4,803
01/01/2012 to 12/31/2012	10.32083	12.12578	6,740
01/01/2013 to 12/31/2013	12.12578	16.70757	7,435
01/01/2014 to 12/31/2014	16.70757	17.15614	6,808
01/01/2015 to 12/31/2015	17.15614	17.01143	8,094
01/01/2016 to 12/31/2016	17.01143	17.92810	5,994
01/01/2017 to 12/31/2017	17.92810	22.40173	8,134
01/01/2018 to 12/31/2018	22.40173	19.54071	7,308
01/01/2019 to 12/31/2019	19.54071	26.09642	4,251
01/01/2020 to 12/31/2020	26.09642	34.52056	2,396

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.59822	12.20705	6,408
01/01/2012 to 12/31/2012	12.20705	13.39860	8,783
01/01/2013 to 12/31/2013	13.39860	17.72209	17,795
01/01/2014 to 12/31/2014	17.72209	18.00331	16,031
01/01/2015 to 12/31/2015	18.00331	17.75463	12,377
01/01/2016 to 12/31/2016	17.75463	19.47200	6,112
01/01/2017 to 12/31/2017	19.47200	23.61157	13,354
01/01/2018 to 12/31/2018	23.61157	21.15960	10,445
01/01/2019 to 12/31/2019	21.15960	26.94107	3,742
01/01/2020 to 12/31/2020	26.94107	39.11899	876
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.44962	10.53432	7,418
01/01/2012 to 12/31/2012	10.53432	12.17939	11,746
01/01/2013 to 12/31/2013	12.17939	16.37500	13,834
01/01/2014 to 12/31/2014	16.37500	16.86709	8,911
01/01/2015 to 12/31/2015	16.86709	15.79312	4,448
01/01/2016 to 12/31/2016	15.79312	19.96775	4,341
01/01/2017 to 12/31/2017	19.96775	20.97516	6,653
01/01/2018 to 12/31/2018	20.97516	17.01745	3,153
01/01/2019 to 12/31/2019	17.01745	20.31163	2,621
01/01/2020 to 12/31/2020	20.31163	20.04638	72
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.67665	10.65472	266,540
01/01/2012 to 12/31/2012	10.65472	11.83249	475,448
01/01/2013 to 12/31/2013	11.83249	13.52713	443,196
01/01/2014 to 12/31/2014	13.52713	14.01453	411,298
01/01/2015 to 12/31/2015	14.01453	13.71900	492,705
01/01/2016 to 12/31/2016	13.71900	14.43746	427,053
01/01/2017 to 12/31/2017	14.43746	16.30462	390,069
01/01/2018 to 12/31/2018	16.30462	15.10240	356,612
01/01/2019 to 12/31/2019	15.10240	17.85813	252,386
01/01/2020 to 12/31/2020	17.85813	19.66437	140,022
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.12002	10.69680	11,909
01/01/2012 to 12/31/2012	10.69680	12.30683	28,363
01/01/2013 to 12/31/2013	12.30683	17.34416	28,564
01/01/2014 to 12/31/2014	17.34416	18.38761	25,643
01/01/2015 to 12/31/2015	18.38761	19.71659	46,847
01/01/2016 to 12/31/2016	19.71659	19.81433	35,240
01/01/2017 to 12/31/2017	19.81433	26.73565	46,051
01/01/2018 to 12/31/2018	26.73565	27.16915	31,830
01/01/2019 to 12/31/2019	27.16915	34.09010	19,937
01/01/2020 to 12/31/2020	34.09010	46.63605	9,256
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.65197	10.37192	2,227
01/01/2012 to 12/31/2012	10.37192	11.50870	22,943
01/01/2013 to 12/31/2013	11.50870	15.16117	5,996
01/01/2014 to 12/31/2014	15.16117	15.06632	4,983
01/01/2015 to 12/31/2015	15.06632	13.84838	5,973
01/01/2016 to 12/31/2016	13.84838	14.38178	3,245
01/01/2017 to 12/31/2017	14.38178	16.40297	3,136
01/01/2018 to 12/31/2018	16.40297	14.49001	3,129
01/01/2019 to 12/31/2019	14.49001	17.86075	11,814
01/01/2020 to 12/31/2020	17.86075	17.84203	917

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.45926	9.54035	34,577
01/01/2012 to 12/31/2012	9.54035	9.67259	53,001
01/01/2013 to 12/31/2013	9.67259	10.92040	43,996
01/01/2014 to 12/31/2014	10.92040	9.79216	39,775
01/01/2015 to 12/31/2015	9.79216	7.73678	35,604
01/01/2016 to 12/31/2016	7.73678	9.43444	39,959
01/01/2017 to 12/31/2017	9.43444	10.18362	41,257
01/01/2018 to 12/31/2018	10.18362	8.30414	33,639
01/01/2019 to 12/31/2019	8.30414	9.49613	30,426
01/01/2020 to 12/31/2020	9.49613	9.08547	7,654
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.48400	10.84971	3,757
01/01/2012 to 12/31/2012	10.84971	12.57064	1,701
01/01/2013 to 12/31/2013	12.57064	16.28775	3,349
01/01/2014 to 12/31/2014	16.28775	18.32341	2,704
01/01/2015 to 12/31/2015	18.32341	16.74458	4,221
01/01/2016 to 12/31/2016	16.74458	18.67863	3,436
01/01/2017 to 12/31/2017	18.67863	21.66516	5,480
01/01/2018 to 12/31/2018	21.66516	17.69373	4,998
01/01/2019 to 12/31/2019	17.69373	20.62804	5,469
01/01/2020 to 12/31/2020	20.62804	19.01125	5,561
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99821	8.80715	15,394
01/01/2012 to 12/31/2012	8.80715	9.56607	22,128
01/01/2013 to 12/31/2013	9.56607	11.27958	99,211
01/01/2014 to 12/31/2014	11.27958	11.64456	143,326
01/01/2015 to 12/31/2015	11.64456	11.32210	95,374
01/01/2016 to 12/31/2016	11.32210	11.80216	87,057
01/01/2017 to 12/31/2017	11.80216	13.11908	81,442
01/01/2018 to 12/31/2018	13.11908	12.19402	55,988
01/01/2019 to 12/31/2019	12.19402	14.38433	46,616
01/01/2020 to 12/31/2020	14.38433	15.01221	33,267
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.38458	10.77399	22,345
01/01/2012 to 12/31/2012	10.77399	11.36989	33,064
01/01/2013 to 12/31/2013	11.36989	10.95942	42,177
01/01/2014 to 12/31/2014	10.95942	11.49564	38,210
01/01/2015 to 12/31/2015	11.49564	11.38757	78,360
01/01/2016 to 12/31/2016	11.38757	11.71721	78,578
01/01/2017 to 12/31/2017	11.71721	12.18917	85,497
01/01/2018 to 12/31/2018	12.18917	11.65564	127,653
01/01/2019 to 12/31/2019	11.65564	12.80804	98,664
01/01/2020 to 12/31/2020	12.80804	13.54883	29,847
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II - Cliff M&E (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2019 to 12/31/2019	12.81098	13.49093	25,354
01/01/2020 to 12/31/2020	13.49093	13.73664	13,559
AST Advanced Strategies Portfolio
03/19/2019 to 12/31/2019	16.49001	17.95958	46,259
01/01/2020 to 12/31/2020	17.95958	19.42054	15,317
AST AllianzGI World Trends Portfolio
03/19/2019 to 12/31/2019	13.71898	14.76547	20,456
01/01/2020 to 12/31/2020	14.76547	16.45973	8,450
AST Balanced Asset Allocation Portfolio
03/19/2019 to 12/31/2019	15.67973	16.86994	64,013
01/01/2020 to 12/31/2020	16.86994	18.42163	23,976
AST BlackRock Global Strategies Portfolio
03/19/2019 to 12/31/2019	12.08055	12.83089	2,738
01/01/2020 to 12/31/2020	12.83089	13.12971	3,928
AST BlackRock Low Duration Bond Portfolio
03/19/2019 to 12/31/2019	9.21698	9.33871	28,818
01/01/2020 to 12/31/2020	9.33871	9.35794	2,325
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2019 to 12/31/2019	10.64959	11.16573	34,776
01/01/2020 to 12/31/2020	11.16573	11.71243	12,486
AST Bond Portfolio 2021
03/19/2019 to 12/31/2019	12.17220	12.42299	247,257
01/01/2020 to 12/31/2020	12.42299	12.51966	368,551
AST Bond Portfolio 2022
03/19/2019 to 12/31/2019	11.37280	11.68680	158,796
01/01/2020 to 12/31/2020	11.68680	11.98996	41,979
AST Bond Portfolio 2023
03/19/2019 to 12/31/2019	9.73106	10.05275	19,743
01/01/2020 to 12/31/2020	10.05275	10.48654	0
AST Bond Portfolio 2024
03/19/2019 to 12/31/2019	9.49320	9.91592	43,780
01/01/2020 to 12/31/2020	9.91592	10.52641	22,258
AST Bond Portfolio 2025
03/19/2019 to 12/31/2019	10.93934	11.49770	114,042
01/01/2020 to 12/31/2020	11.49770	12.50810	6,684
AST Bond Portfolio 2026
03/19/2019 to 12/31/2019	9.66457	10.25497	159,976
01/01/2020 to 12/31/2020	10.25497	11.08899	1,618
AST Bond Portfolio 2027
03/19/2019 to 12/31/2019	9.65088	10.28687	105,278
01/01/2020 to 12/31/2020	10.28687	11.24331	86,056
AST Bond Portfolio 2028
03/19/2019 to 12/31/2019	9.69677	10.41618	50,065
01/01/2020 to 12/31/2020	10.41618	11.67079	0
AST Bond Portfolio 2029
03/19/2019 to 12/31/2019	9.75917	10.54623	53,895
01/01/2020 to 12/31/2020	10.54623	11.98232	0
AST Bond Portfolio 2030
03/19/2019 to 12/31/2019	10.27876	11.17699	56,389
01/01/2020 to 12/31/2020	11.17699	12.50474	61,793

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99873	11.05986	75,478
AST Capital Growth Asset Allocation Portfolio
03/19/2019 to 12/31/2019	17.08967	18.52511	197,932
01/01/2020 to 12/31/2020	18.52511	20.52797	64,444
AST ClearBridge Dividend Growth Portfolio
03/19/2019 to 12/31/2019	16.44648	18.75730	4,831
01/01/2020 to 12/31/2020	18.75730	19.19207	1,659
AST Cohen & Steers Global Realty Portfolio
03/19/2019 to 12/31/2019	16.39417	17.81396	566
01/01/2020 to 12/31/2020	17.81396	16.89142	388
AST Cohen & Steers Realty Portfolio
03/19/2019 to 12/31/2019	20.42552	23.08904	825
01/01/2020 to 12/31/2020	23.08904	21.91789	1,070
AST Emerging Markets Equity Portfolio
03/19/2019 to 12/31/2019	9.53715	9.77091	8,553
01/01/2020 to 12/31/2020	9.77091	9.93373	4,668
AST Fidelity Institutional AM® Quantitative Portfolio
03/19/2019 to 12/31/2019	14.37148	15.60078	25,823
01/01/2020 to 12/31/2020	15.60078	16.57706	6,653
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99936	10.05869	150
AST Goldman Sachs Multi-Asset Portfolio
03/19/2019 to 12/31/2019	12.86065	13.68427	7,065
01/01/2020 to 12/31/2020	13.68427	14.56833	4,341
AST Goldman Sachs Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	21.07795	22.51253	16,752
01/01/2020 to 12/31/2020	22.51253	22.53061	3,750
AST Government Money Market Portfolio
03/19/2019 to 12/31/2019	8.27761	8.23164	995
01/01/2020 to 12/31/2020	8.23164	8.06030	1,263
AST High Yield Portfolio
03/19/2019 to 12/31/2019	14.36016	15.19472	832
01/01/2020 to 12/31/2020	15.19472	15.23652	213
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	20.64958	22.40912	10,975
01/01/2020 to 12/31/2020	22.40912	21.95301	2,566
AST International Growth Portfolio
03/19/2019 to 12/31/2019	14.58714	16.51934	2,220
01/01/2020 to 12/31/2020	16.51934	21.19472	1,525
AST International Value Portfolio
03/19/2019 to 12/31/2019	11.67284	12.44721	1,592
01/01/2020 to 12/31/2020	12.44721	12.08717	1,605
AST J.P. Morgan Global Thematic Portfolio
03/19/2019 to 12/31/2019	15.34518	16.54611	7,867
01/01/2020 to 12/31/2020	16.54611	18.29300	5,400
AST J.P. Morgan International Equity Portfolio
03/19/2019 to 12/31/2019	12.36581	13.77757	2,496
01/01/2020 to 12/31/2020	13.77757	15.22134	1,797
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2019 to 12/31/2019	13.26886	14.06328	6,548
01/01/2020 to 12/31/2020	14.06328	15.29968	6,411
AST Jennison Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	26.20781	29.18324	1,082
01/01/2020 to 12/31/2020	29.18324	43.92028	560

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	27.10991	30.42379	30,337
01/01/2020 to 12/31/2020	30.42379	39.11488	2,432
AST MFS Global Equity Portfolio
03/19/2019 to 12/31/2019	19.17437	21.34931	73,354
01/01/2020 to 12/31/2020	21.34931	23.81589	2,817
AST MFS Growth Allocation Portfolio
03/19/2019 to 12/31/2019	13.37969	14.75490	599
01/01/2020 to 12/31/2020	14.75490	15.83886	548
AST MFS Growth Portfolio
03/19/2019 to 12/31/2019	26.37906	30.57336	1,772
01/01/2020 to 12/31/2020	30.57336	38.97416	1,522
AST MFS Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	17.49384	19.67854	663
01/01/2020 to 12/31/2020	19.67854	19.97476	647
AST Mid-Cap Growth Portfolio
03/19/2019 to 12/31/2019	21.88858	23.96116	65,495
01/01/2020 to 12/31/2020	23.96116	31.56615	2,632
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	20.79808	21.61499	7,296
01/01/2020 to 12/31/2020	21.61499	20.74091	6,190
AST Preservation Asset Allocation Portfolio
03/19/2019 to 12/31/2019	13.49410	14.31985	20,833
01/01/2020 to 12/31/2020	14.31985	15.26106	7,899
AST Prudential Core Bond Portfolio
03/19/2019 to 12/31/2019	10.49957	11.07870	4,150
01/01/2020 to 12/31/2020	11.07870	11.47869	3,877
AST Prudential Growth Allocation Portfolio
03/19/2019 to 12/31/2019	16.49420	17.62276	105,250
01/01/2020 to 12/31/2020	17.62276	18.22584	75,984
AST QMA US Equity Alpha Portfolio
03/19/2019 to 12/31/2019	25.49337	27.78584	17,494
01/01/2020 to 12/31/2020	27.78584	25.73856	305
AST Quantitative Modeling Portfolio
03/19/2019 to 12/31/2019	14.29735	15.46895	0
01/01/2020 to 12/31/2020	15.46895	16.86265	0
AST Small-Cap Growth Opportunities Portfolio
03/19/2019 to 12/31/2019	23.39256	25.70620	1,690
01/01/2020 to 12/31/2020	25.70620	33.95233	1,326
AST Small-Cap Growth Portfolio
03/19/2019 to 12/31/2019	25.26079	26.53836	2,210
01/01/2020 to 12/31/2020	26.53836	38.47532	2,326
AST Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	18.95681	20.00821	2,146
01/01/2020 to 12/31/2020	20.00821	19.71668	715
AST T. Rowe Price Asset Allocation Portfolio
03/19/2019 to 12/31/2019	16.18382	17.59130	49,343
01/01/2020 to 12/31/2020	17.59130	19.34101	21,325
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	30.68833	33.58092	14,679
01/01/2020 to 12/31/2020	33.58092	45.86904	2,389
AST T. Rowe Price Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	15.89989	17.59375	8,403
01/01/2020 to 12/31/2020	17.59375	17.54827	5,852

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/19/2019 to 12/31/2019	9.17566	9.35411	3,045
01/01/2020 to 12/31/2020	9.35411	8.93578	2,270
AST WEDGE Capital Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	19.46824	20.31979	1,396
01/01/2020 to 12/31/2020	20.31979	18.69841	352
AST Wellington Management Hedged Equity Portfolio
03/19/2019 to 12/31/2019	13.06206	14.19415	19,053
01/01/2020 to 12/31/2020	14.19415	14.79108	3,467
AST Western Asset Core Plus Bond Portfolio
03/19/2019 to 12/31/2019	11.79872	12.61685	112,121
01/01/2020 to 12/31/2020	12.61685	13.32628	14,132
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.75915	10.22743	96,829
01/01/2012 to 12/31/2012	10.22743	11.24170	88,194
01/01/2013 to 12/31/2013	11.24170	12.07242	95,649
01/01/2014 to 12/31/2014	12.07242	12.23882	34,666
01/01/2015 to 12/31/2015	12.23882	11.56645	9,592
01/01/2016 to 12/31/2016	11.56645	12.01088	6,218
01/01/2017 to 12/31/2017	12.01088	13.20557	6,091
01/01/2018 to 12/31/2018	13.20557	11.84454	2,564
01/01/2019 to 12/31/2019	11.84454	13.42320	172
01/01/2020 to 12/31/2020	13.42320	13.66076	0
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.86460	10.62155	73,760
01/01/2012 to 12/31/2012	10.62155	11.78720	62,227
01/01/2013 to 12/31/2013	11.78720	13.41606	28,060
01/01/2014 to 12/31/2014	13.41606	13.90094	28,582
01/01/2015 to 12/31/2015	13.90094	13.68317	16,494
01/01/2016 to 12/31/2016	13.68317	14.31201	10,868
01/01/2017 to 12/31/2017	14.31201	16.34238	12,277
01/01/2018 to 12/31/2018	16.34238	15.01703	4,318
01/01/2019 to 12/31/2019	15.01703	17.86971	133
01/01/2020 to 12/31/2020	17.86971	19.31351	0
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.75126	10.30837	43,149
01/01/2012 to 12/31/2012	10.30837	11.10075	37,583
01/01/2013 to 12/31/2013	11.10075	12.18835	14,195
01/01/2014 to 12/31/2014	12.18835	12.51365	23,436
01/01/2015 to 12/31/2015	12.51365	12.19922	18,310
01/01/2016 to 12/31/2016	12.19922	12.48685	12,773
01/01/2017 to 12/31/2017	12.48685	14.17369	14,730
01/01/2018 to 12/31/2018	14.17369	12.74505	5,839
01/01/2019 to 12/31/2019	12.74505	14.69170	53
01/01/2020 to 12/31/2020	14.69170	16.36916	0
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.71761	10.33893	82,217
01/01/2012 to 12/31/2012	10.33893	11.35513	76,581
01/01/2013 to 12/31/2013	11.35513	13.04513	111,378
01/01/2014 to 12/31/2014	13.04513	13.56935	82,848
01/01/2015 to 12/31/2015	13.56935	13.31353	44,842
01/01/2016 to 12/31/2016	13.31353	13.82021	36,246
01/01/2017 to 12/31/2017	13.82021	15.50812	30,637
01/01/2018 to 12/31/2018	15.50812	14.39451	16,014
01/01/2019 to 12/31/2019	14.39451	16.78561	590
01/01/2020 to 12/31/2020	16.78561	18.32011	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99805	9.12313	1,293
01/01/2012 to 12/31/2012	9.12313	9.96798	3,311
01/01/2013 to 12/31/2013	9.96798	10.79016	4,408
01/01/2014 to 12/31/2014	10.79016	11.05246	2,581
01/01/2015 to 12/31/2015	11.05246	10.46885	2,487
01/01/2016 to 12/31/2016	10.46885	10.93501	2,153
01/01/2017 to 12/31/2017	10.93501	12.02559	1,932
01/01/2018 to 12/31/2018	12.02559	11.12161	1,023
01/01/2019 to 12/31/2019	11.12161	12.77406	0
01/01/2020 to 12/31/2020	12.77406	13.06485	0
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.04881	10.03369	47,814
01/01/2012 to 12/31/2012	10.03369	10.25741	33,986
01/01/2013 to 12/31/2013	10.25741	9.79857	9,824
01/01/2014 to 12/31/2014	9.79857	9.55887	6,441
01/01/2015 to 12/31/2015	9.55887	9.37935	3,704
01/01/2016 to 12/31/2016	9.37935	9.30932	3,665
01/01/2017 to 12/31/2017	9.30932	9.24584	3,264
01/01/2018 to 12/31/2018	9.24584	9.09473	355
01/01/2019 to 12/31/2019	9.09473	9.29150	151
01/01/2020 to 12/31/2020	9.29150	9.30579	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.32046	10.39873	115,836
01/01/2012 to 12/31/2012	10.39873	11.10057	100,237
01/01/2013 to 12/31/2013	11.10057	10.64048	46,151
01/01/2014 to 12/31/2014	10.64048	10.82998	36,920
01/01/2015 to 12/31/2015	10.82998	10.35248	20,181
01/01/2016 to 12/31/2016	10.35248	10.53723	21,306
01/01/2017 to 12/31/2017	10.53723	10.73914	16,233
01/01/2018 to 12/31/2018	10.73914	10.41617	5,179
01/01/2019 to 12/31/2019	10.41617	11.10981	1,839
01/01/2020 to 12/31/2020	11.10981	11.64781	0
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.72931	12.60470	335,574
01/01/2012 to 12/31/2012	12.60470	13.14422	284,935
01/01/2013 to 12/31/2013	13.14422	11.93675	117,654
01/01/2014 to 12/31/2014	11.93675	12.55155	189,756
01/01/2015 to 12/31/2015	12.55155	12.47514	167,554
01/01/2016 to 12/31/2016	12.47514	12.43034	142,592
01/01/2017 to 12/31/2017	12.43034	12.33085	83,983
01/01/2018 to 12/31/2018	12.33085	12.04768	72,999
01/01/2019 to 12/31/2019	12.04768	12.36076	0
01/01/2020 to 12/31/2020	12.36076	12.45078	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99805	11.95342	67,199
01/01/2012 to 12/31/2012	11.95342	12.35456	108,647
01/01/2013 to 12/31/2013	12.35456	10.88848	33,852
01/01/2014 to 12/31/2014	10.88848	11.73515	19,592
01/01/2015 to 12/31/2015	11.73515	11.69959	63,969
01/01/2016 to 12/31/2016	11.69959	11.63394	34,078
01/01/2017 to 12/31/2017	11.63394	11.53948	16,272
01/01/2018 to 12/31/2018	11.53948	11.25026	11,310
01/01/2019 to 12/31/2019	11.25026	11.63307	9,438
01/01/2020 to 12/31/2020	11.63307	11.92837	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99740	10.34068	4,376
01/01/2013 to 12/31/2013	10.34068	9.06777	217,402
01/01/2014 to 12/31/2014	9.06777	9.97216	99,935
01/01/2015 to 12/31/2015	9.97216	10.00163	5,743
01/01/2016 to 12/31/2016	10.00163	9.95378	1,777
01/01/2017 to 12/31/2017	9.95378	9.88524	688
01/01/2018 to 12/31/2018	9.88524	9.62630	19,269
01/01/2019 to 12/31/2019	9.62630	10.01192	0
01/01/2020 to 12/31/2020	10.01192	10.43864	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99870	8.70047	16,462
01/01/2014 to 12/31/2014	8.70047	9.73572	13,118
01/01/2015 to 12/31/2015	9.73572	9.77696	0
01/01/2016 to 12/31/2016	9.77696	9.72967	0
01/01/2017 to 12/31/2017	9.72967	9.66150	4,186
01/01/2018 to 12/31/2018	9.66150	9.37256	3,800
01/01/2019 to 12/31/2019	9.37256	9.88049	0
01/01/2020 to 12/31/2020	9.88049	10.48346	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99870	11.23968	4,701
01/01/2015 to 12/31/2015	11.23968	11.19491	152,104
01/01/2016 to 12/31/2016	11.19491	11.20268	0
01/01/2017 to 12/31/2017	11.20268	11.14026	0
01/01/2018 to 12/31/2018	11.14026	10.79716	39,450
01/01/2019 to 12/31/2019	10.79716	11.46263	0
01/01/2020 to 12/31/2020	11.46263	12.46343	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99870	9.88219	3,985
01/01/2016 to 12/31/2016	9.88219	9.85094	111,541
01/01/2017 to 12/31/2017	9.85094	9.85289	93,822
01/01/2018 to 12/31/2018	9.85289	9.52005	105,357
01/01/2019 to 12/31/2019	9.52005	10.22871	4,496
01/01/2020 to 12/31/2020	10.22871	11.05492	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99740	9.82430	108,435
01/01/2017 to 12/31/2017	9.82430	9.85162	61,283
01/01/2018 to 12/31/2018	9.85162	9.49786	75,019
01/01/2019 to 12/31/2019	9.49786	10.26589	7,115
01/01/2020 to 12/31/2020	10.26589	11.21459	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99739	9.98063	0
01/01/2018 to 12/31/2018	9.98063	9.54455	13,291
01/01/2019 to 12/31/2019	9.54455	10.40041	0
01/01/2020 to 12/31/2020	10.40041	11.64715	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99739	9.60752	0
01/01/2019 to 12/31/2019	9.60752	10.53551	0
01/01/2020 to 12/31/2020	10.53551	11.96397	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99870	11.17122	0
01/01/2020 to 12/31/2020	11.17122	12.49176	0
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99870	11.05421	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.79804	10.28877	87,748
01/01/2012 to 12/31/2012	10.28877	11.42534	73,901
01/01/2013 to 12/31/2013	11.42534	13.68738	102,441
01/01/2014 to 12/31/2014	13.68738	14.30069	49,309
01/01/2015 to 12/31/2015	14.30069	14.03913	27,499
01/01/2016 to 12/31/2016	14.03913	14.64727	21,917
01/01/2017 to 12/31/2017	14.64727	16.86301	23,476
01/01/2018 to 12/31/2018	16.86301	15.44075	9,322
01/01/2019 to 12/31/2019	15.44075	18.43251	7,074
01/01/2020 to 12/31/2020	18.43251	20.41486	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99805	11.59214	0
01/01/2014 to 12/31/2014	11.59214	12.86032	107
01/01/2015 to 12/31/2015	12.86032	12.10961	0
01/01/2016 to 12/31/2016	12.10961	13.58705	0
01/01/2017 to 12/31/2017	13.58705	15.71061	0
01/01/2018 to 12/31/2018	15.71061	14.60844	0
01/01/2019 to 12/31/2019	14.60844	18.69194	0
01/01/2020 to 12/31/2020	18.69194	19.11544	0
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.50809	10.67179	2,086
01/01/2012 to 12/31/2012	10.67179	13.21390	1,064
01/01/2013 to 12/31/2013	13.21390	13.46442	707
01/01/2014 to 12/31/2014	13.46442	14.97880	736
01/01/2015 to 12/31/2015	14.97880	14.61374	537
01/01/2016 to 12/31/2016	14.61374	14.39889	301
01/01/2017 to 12/31/2017	14.39889	15.59219	249
01/01/2018 to 12/31/2018	15.59219	14.50677	205
01/01/2019 to 12/31/2019	14.50677	17.72526	0
01/01/2020 to 12/31/2020	17.72526	16.79872	0
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.74760	12.22807	5,827
01/01/2012 to 12/31/2012	12.22807	13.77283	5,823
01/01/2013 to 12/31/2013	13.77283	13.87061	5,701
01/01/2014 to 12/31/2014	13.87061	17.73201	4,054
01/01/2015 to 12/31/2015	17.73201	18.15410	2,480
01/01/2016 to 12/31/2016	18.15410	18.58231	1,922
01/01/2017 to 12/31/2017	18.58231	19.28015	1,046
01/01/2018 to 12/31/2018	19.28015	17.92944	149
01/01/2019 to 12/31/2019	17.92944	22.97375	0
01/01/2020 to 12/31/2020	22.97375	21.79722	0
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.63809	9.06103	5,285
01/01/2012 to 12/31/2012	9.06103	10.43410	3,327
01/01/2013 to 12/31/2013	10.43410	10.21164	1,870
01/01/2014 to 12/31/2014	10.21164	9.50471	873
01/01/2015 to 12/31/2015	9.50471	7.72875	440
01/01/2016 to 12/31/2016	7.72875	8.48048	180
01/01/2017 to 12/31/2017	8.48048	10.46629	156
01/01/2018 to 12/31/2018	10.46629	8.78348	0
01/01/2019 to 12/31/2019	8.78348	9.72195	0
01/01/2020 to 12/31/2020	9.72195	9.87899	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.97934	10.56045	77,109
01/01/2012 to 12/31/2012	10.56045	11.40861	65,481
01/01/2013 to 12/31/2013	11.40861	12.78490	42,479
01/01/2014 to 12/31/2014	12.78490	12.87792	28,537
01/01/2015 to 12/31/2015	12.87792	12.69991	18,601
01/01/2016 to 12/31/2016	12.69991	12.92967	14,374
01/01/2017 to 12/31/2017	12.92967	14.70656	26,275
01/01/2018 to 12/31/2018	14.70656	13.24687	11,054
01/01/2019 to 12/31/2019	13.24687	15.52285	172
01/01/2020 to 12/31/2020	15.52285	16.48586	0
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99935	10.05804	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.66728	10.36422	46,138
01/01/2012 to 12/31/2012	10.36422	11.14546	41,182
01/01/2013 to 12/31/2013	11.14546	11.95250	11,414
01/01/2014 to 12/31/2014	11.95250	12.14325	14,332
01/01/2015 to 12/31/2015	12.14325	11.75007	7,803
01/01/2016 to 12/31/2016	11.75007	12.07766	5,331
01/01/2017 to 12/31/2017	12.07766	13.24345	7,274
01/01/2018 to 12/31/2018	13.24345	12.01789	3,706
01/01/2019 to 12/31/2019	12.01789	13.61569	0
01/01/2020 to 12/31/2020	13.61569	14.48789	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.45406	11.33091	5,844
01/01/2012 to 12/31/2012	11.33091	12.80029	4,705
01/01/2013 to 12/31/2013	12.80029	17.35113	3,847
01/01/2014 to 12/31/2014	17.35113	18.16301	2,839
01/01/2015 to 12/31/2015	18.16301	16.76174	1,868
01/01/2016 to 12/31/2016	16.76174	20.34844	1,499
01/01/2017 to 12/31/2017	20.34844	22.29353	594
01/01/2018 to 12/31/2018	22.29353	18.70525	259
01/01/2019 to 12/31/2019	18.70525	22.40037	306
01/01/2020 to 12/31/2020	22.40037	22.40690	0
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.81187	9.58392	132,278
01/01/2012 to 12/31/2012	9.58392	9.35920	19,325
01/01/2013 to 12/31/2013	9.35920	9.13913	6,955
01/01/2014 to 12/31/2014	9.13913	8.92450	716
01/01/2015 to 12/31/2015	8.92450	8.71476	1,176
01/01/2016 to 12/31/2016	8.71476	8.51057	1,706
01/01/2017 to 12/31/2017	8.51057	8.33954	1,358
01/01/2018 to 12/31/2018	8.33954	8.24837	755
01/01/2019 to 12/31/2019	8.24837	8.19073	351
01/01/2020 to 12/31/2020	8.19073	8.01610	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.72872	10.80943	9,978
01/01/2012 to 12/31/2012	10.80943	12.01952	6,785
01/01/2013 to 12/31/2013	12.01952	12.57980	3,878
01/01/2014 to 12/31/2014	12.57980	12.59830	3,947
01/01/2015 to 12/31/2015	12.59830	11.86381	2,449
01/01/2016 to 12/31/2016	11.86381	13.36939	2,444
01/01/2017 to 12/31/2017	13.36939	14.03154	1,156
01/01/2018 to 12/31/2018	14.03154	13.42785	25
01/01/2019 to 12/31/2019	13.42785	15.11847	0
01/01/2020 to 12/31/2020	15.11847	15.15233	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.58525	9.90441	384
01/01/2012 to 12/31/2012	9.90441	11.30444	133
01/01/2013 to 12/31/2013	11.30444	15.43913	1,556
01/01/2014 to 12/31/2014	15.43913	17.14880	892
01/01/2015 to 12/31/2015	17.14880	15.43354	413
01/01/2016 to 12/31/2016	15.43354	18.06897	173
01/01/2017 to 12/31/2017	18.06897	21.03225	82
01/01/2018 to 12/31/2018	21.03225	17.62901	252
01/01/2019 to 12/31/2019	17.62901	22.29725	0
01/01/2020 to 12/31/2020	22.29725	21.83217	0
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.22148	9.54183	944
01/01/2012 to 12/31/2012	9.54183	11.21495	732
01/01/2013 to 12/31/2013	11.21495	13.03848	512
01/01/2014 to 12/31/2014	13.03848	12.02858	659
01/01/2015 to 12/31/2015	12.02858	12.11568	492
01/01/2016 to 12/31/2016	12.11568	11.38457	379
01/01/2017 to 12/31/2017	11.38457	15.05653	369
01/01/2018 to 12/31/2018	15.05653	12.74093	233
01/01/2019 to 12/31/2019	12.74093	16.43683	0
01/01/2020 to 12/31/2020	16.43683	21.07794	0
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.76157	9.19006	1,975
01/01/2012 to 12/31/2012	9.19006	10.47035	1,301
01/01/2013 to 12/31/2013	10.47035	12.21478	680
01/01/2014 to 12/31/2014	12.21478	11.12807	699
01/01/2015 to 12/31/2015	11.12807	10.95534	675
01/01/2016 to 12/31/2016	10.95534	10.76057	573
01/01/2017 to 12/31/2017	10.76057	12.90565	429
01/01/2018 to 12/31/2018	12.90565	10.56728	281
01/01/2019 to 12/31/2019	10.56728	12.38514	0
01/01/2020 to 12/31/2020	12.38514	12.02076	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.83775	10.52321	18,052
01/01/2012 to 12/31/2012	10.52321	11.67143	21,303
01/01/2013 to 12/31/2013	11.67143	13.25283	4,218
01/01/2014 to 12/31/2014	13.25283	13.76509	3,111
01/01/2015 to 12/31/2015	13.76509	13.30082	1,118
01/01/2016 to 12/31/2016	13.30082	13.66665	1,030
01/01/2017 to 12/31/2017	13.66665	15.60933	1,414
01/01/2018 to 12/31/2018	15.60933	14.11700	478
01/01/2019 to 12/31/2019	14.11700	16.46387	0
01/01/2020 to 12/31/2020	16.46387	18.19280	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.52447	9.33702	5,393
01/01/2012 to 12/31/2012	9.33702	11.11487	4,023
01/01/2013 to 12/31/2013	11.11487	12.52096	1,803
01/01/2014 to 12/31/2014	12.52096	11.44842	1,829
01/01/2015 to 12/31/2015	11.44842	10.86689	1,012
01/01/2016 to 12/31/2016	10.86689	10.81712	1,065
01/01/2017 to 12/31/2017	10.81712	13.69403	769
01/01/2018 to 12/31/2018	13.69403	11.03468	359
01/01/2019 to 12/31/2019	11.03468	13.70876	0
01/01/2020 to 12/31/2020	13.70876	15.13750	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.55438	10.33075	23,238
01/01/2012 to 12/31/2012	10.33075	11.16896	21,393
01/01/2013 to 12/31/2013	11.16896	12.10980	6,502
01/01/2014 to 12/31/2014	12.10980	12.46955	6,355
01/01/2015 to 12/31/2015	12.46955	12.15423	2,444
01/01/2016 to 12/31/2016	12.15423	12.32480	2,314
01/01/2017 to 12/31/2017	12.32480	13.49737	2,421
01/01/2018 to 12/31/2018	13.49737	12.50293	1,495
01/01/2019 to 12/31/2019	12.50293	13.99277	117
01/01/2020 to 12/31/2020	13.99277	15.21519	0
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.74258	10.56007	0
01/01/2012 to 12/31/2012	10.56007	11.87760	0
01/01/2013 to 12/31/2013	11.87760	15.83137	299
01/01/2014 to 12/31/2014	15.83137	16.92852	166
01/01/2015 to 12/31/2015	16.92852	18.28864	1,140
01/01/2016 to 12/31/2016	18.28864	17.59833	0
01/01/2017 to 12/31/2017	17.59833	23.34383	0
01/01/2018 to 12/31/2018	23.34383	22.42498	37
01/01/2019 to 12/31/2019	22.42498	29.03748	37
01/01/2020 to 12/31/2020	29.03748	43.67868	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.27007	10.90506	10,893
01/01/2012 to 12/31/2012	10.90506	11.95463	7,333
01/01/2013 to 12/31/2013	11.95463	15.94779	4,490
01/01/2014 to 12/31/2014	15.94779	17.22216	3,399
01/01/2015 to 12/31/2015	17.22216	18.51127	2,126
01/01/2016 to 12/31/2016	18.51127	19.08542	1,738
01/01/2017 to 12/31/2017	19.08542	24.78696	2,418
01/01/2018 to 12/31/2018	24.78696	23.55073	802
01/01/2019 to 12/31/2019	23.55073	30.27156	388
01/01/2020 to 12/31/2020	30.27156	38.89929	0
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.86071	10.27356	13,322
01/01/2012 to 12/31/2012	10.27356	12.34700	9,873
01/01/2013 to 12/31/2013	12.34700	15.38878	8,693
01/01/2014 to 12/31/2014	15.38878	15.57270	6,054
01/01/2015 to 12/31/2015	15.57270	14.98399	5,383
01/01/2016 to 12/31/2016	14.98399	15.67330	3,168
01/01/2017 to 12/31/2017	15.67330	18.95502	3,021
01/01/2018 to 12/31/2018	18.95502	16.73905	960
01/01/2019 to 12/31/2019	16.73905	21.24254	662
01/01/2020 to 12/31/2020	21.24254	23.68467	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99805	10.27384	1,294
01/01/2013 to 12/31/2013	10.27384	11.93003	0
01/01/2014 to 12/31/2014	11.93003	12.24836	0
01/01/2015 to 12/31/2015	12.24836	11.81199	0
01/01/2016 to 12/31/2016	11.81199	12.03362	0
01/01/2017 to 12/31/2017	12.03362	13.68971	0
01/01/2018 to 12/31/2018	13.68971	12.26007	0
01/01/2019 to 12/31/2019	12.26007	14.69721	0
01/01/2020 to 12/31/2020	14.69721	15.76885	0
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.83645	10.51928	1,160
01/01/2012 to 12/31/2012	10.51928	12.02656	1,794
01/01/2013 to 12/31/2013	12.02656	16.05490	2,220
01/01/2014 to 12/31/2014	16.05490	17.04320	1,538
01/01/2015 to 12/31/2015	17.04320	17.84580	227
01/01/2016 to 12/31/2016	17.84580	17.76054	570
01/01/2017 to 12/31/2017	17.76054	22.67055	416
01/01/2018 to 12/31/2018	22.67055	22.61073	95
01/01/2019 to 12/31/2019	22.61073	30.42103	0
01/01/2020 to 12/31/2020	30.42103	38.76015	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99805	10.16978	0
01/01/2013 to 12/31/2013	10.16978	13.35750	1,819
01/01/2014 to 12/31/2014	13.35750	14.37634	1,076
01/01/2015 to 12/31/2015	14.37634	13.93693	867
01/01/2016 to 12/31/2016	13.93693	15.44031	721
01/01/2017 to 12/31/2017	15.44031	17.69317	177
01/01/2018 to 12/31/2018	17.69317	15.52153	0
01/01/2019 to 12/31/2019	15.52153	19.60491	0
01/01/2020 to 12/31/2020	19.60491	19.88969	0
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.37927	10.78139	4,165
01/01/2012 to 12/31/2012	10.78139	12.59264	2,016
01/01/2013 to 12/31/2013	12.59264	16.25531	524
01/01/2014 to 12/31/2014	16.25531	17.70310	555
01/01/2015 to 12/31/2015	17.70310	16.30419	2,212
01/01/2016 to 12/31/2016	16.30419	16.18383	1,054
01/01/2017 to 12/31/2017	16.18383	20.08625	1,573
01/01/2018 to 12/31/2018	20.08625	18.75862	795
01/01/2019 to 12/31/2019	18.75862	23.84167	573
01/01/2020 to 12/31/2020	23.84167	31.39260	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.19874	10.66429	2,984
01/01/2012 to 12/31/2012	10.66429	12.19697	1,459
01/01/2013 to 12/31/2013	12.19697	16.91385	4,673
01/01/2014 to 12/31/2014	16.91385	18.87003	4,378
01/01/2015 to 12/31/2015	18.87003	17.38782	3,132
01/01/2016 to 12/31/2016	17.38782	20.07581	2,441
01/01/2017 to 12/31/2017	20.07581	22.30878	1,106
01/01/2018 to 12/31/2018	22.30878	18.19987	324
01/01/2019 to 12/31/2019	18.19987	21.50715	245
01/01/2020 to 12/31/2020	21.50715	20.62674	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.56322	10.41816	266,866
01/01/2012 to 12/31/2012	10.41816	11.22833	246,854
01/01/2013 to 12/31/2013	11.22833	11.97456	172,769
01/01/2014 to 12/31/2014	11.97456	12.36853	151,994
01/01/2015 to 12/31/2015	12.36853	12.09525	95,964
01/01/2016 to 12/31/2016	12.09525	12.46418	83,331
01/01/2017 to 12/31/2017	12.46418	13.40507	43,017
01/01/2018 to 12/31/2018	13.40507	12.71667	27,728
01/01/2019 to 12/31/2019	12.71667	14.24820	3,229
01/01/2020 to 12/31/2020	14.24820	15.17695	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01797	10.05822	6,308
01/01/2012 to 12/31/2012	10.05822	10.51980	1,545
01/01/2013 to 12/31/2013	10.51980	10.03496	3,199
01/01/2014 to 12/31/2014	10.03496	10.39310	2,824
01/01/2015 to 12/31/2015	10.39310	10.12167	2,691
01/01/2016 to 12/31/2016	10.12167	10.30037	946
01/01/2017 to 12/31/2017	10.30037	10.62931	686
01/01/2018 to 12/31/2018	10.62931	10.29382	0
01/01/2019 to 12/31/2019	10.29382	11.03254	0
01/01/2020 to 12/31/2020	11.03254	11.42501	0
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.47182	10.50641	56,271
01/01/2012 to 12/31/2012	10.50641	11.58467	41,626
01/01/2013 to 12/31/2013	11.58467	13.23852	26,013
01/01/2014 to 12/31/2014	13.23852	14.11648	10,317
01/01/2015 to 12/31/2015	14.11648	13.70023	13,173
01/01/2016 to 12/31/2016	13.70023	14.72957	9,950
01/01/2017 to 12/31/2017	14.72957	16.69976	23,640
01/01/2018 to 12/31/2018	16.69976	15.06661	8,342
01/01/2019 to 12/31/2019	15.06661	17.53421	345
01/01/2020 to 12/31/2020	17.53421	18.12500	0
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.85629	10.96805	1,293
01/01/2012 to 12/31/2012	10.96805	12.72392	870
01/01/2013 to 12/31/2013	12.72392	16.45421	0
01/01/2014 to 12/31/2014	16.45421	18.83337	0
01/01/2015 to 12/31/2015	18.83337	18.95714	0
01/01/2016 to 12/31/2016	18.95714	21.26114	0
01/01/2017 to 12/31/2017	21.26114	25.38287	280
01/01/2018 to 12/31/2018	25.38287	22.74671	133
01/01/2019 to 12/31/2019	22.74671	27.64651	106
01/01/2020 to 12/31/2020	27.64651	25.59628	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99805	8.85728	0
01/01/2012 to 12/31/2012	8.85728	9.78676	0
01/01/2013 to 12/31/2013	9.78676	11.69734	0
01/01/2014 to 12/31/2014	11.69734	12.16502	0
01/01/2015 to 12/31/2015	12.16502	11.89708	0
01/01/2016 to 12/31/2016	11.89708	12.35269	0
01/01/2017 to 12/31/2017	12.35269	14.25758	0
01/01/2018 to 12/31/2018	14.25758	13.01190	0
01/01/2019 to 12/31/2019	13.01190	15.40044	0
01/01/2020 to 12/31/2020	15.40044	16.77940	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.11885	10.28273	2,899
01/01/2012 to 12/31/2012	10.28273	12.05627	2,105
01/01/2013 to 12/31/2013	12.05627	16.57797	2,326
01/01/2014 to 12/31/2014	16.57797	16.98811	1,823
01/01/2015 to 12/31/2015	16.98811	16.81029	1,006
01/01/2016 to 12/31/2016	16.81029	17.68003	454
01/01/2017 to 12/31/2017	17.68003	22.04674	315
01/01/2018 to 12/31/2018	22.04674	19.19144	36
01/01/2019 to 12/31/2019	19.19144	25.57752	0
01/01/2020 to 12/31/2020	25.57752	33.76517	0
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.57745	12.16210	1,658
01/01/2012 to 12/31/2012	12.16210	13.32183	742
01/01/2013 to 12/31/2013	13.32183	17.58467	634
01/01/2014 to 12/31/2014	17.58467	17.82723	666
01/01/2015 to 12/31/2015	17.82723	17.54499	374
01/01/2016 to 12/31/2016	17.54499	19.20276	107
01/01/2017 to 12/31/2017	19.20276	23.23763	131
01/01/2018 to 12/31/2018	23.23763	20.78170	41
01/01/2019 to 12/31/2019	20.78170	26.40573	0
01/01/2020 to 12/31/2020	26.40573	38.26337	0
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.43076	10.49532	1,903
01/01/2012 to 12/31/2012	10.49532	12.10947	1,028
01/01/2013 to 12/31/2013	12.10947	16.24786	1,584
01/01/2014 to 12/31/2014	16.24786	16.70196	1,709
01/01/2015 to 12/31/2015	16.70196	15.60645	1,069
01/01/2016 to 12/31/2016	15.60645	19.69140	506
01/01/2017 to 12/31/2017	19.69140	20.64271	500
01/01/2018 to 12/31/2018	20.64271	16.71325	123
01/01/2019 to 12/31/2019	16.71325	19.90783	0
01/01/2020 to 12/31/2020	19.90783	19.60766	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.65907	10.61552	83,263
01/01/2012 to 12/31/2012	10.61552	11.76460	91,817
01/01/2013 to 12/31/2013	11.76460	13.42200	61,644
01/01/2014 to 12/31/2014	13.42200	13.87731	53,688
01/01/2015 to 12/31/2015	13.87731	13.55686	38,482
01/01/2016 to 12/31/2016	13.55686	14.23780	31,444
01/01/2017 to 12/31/2017	14.23780	16.04643	35,145
01/01/2018 to 12/31/2018	16.04643	14.83268	16,603
01/01/2019 to 12/31/2019	14.83268	17.50333	2,816
01/01/2020 to 12/31/2020	17.50333	19.23446	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.10177	10.65756	8,934
01/01/2012 to 12/31/2012	10.65756	12.23662	6,109
01/01/2013 to 12/31/2013	12.23662	17.21005	2,685
01/01/2014 to 12/31/2014	17.21005	18.20816	2,184
01/01/2015 to 12/31/2015	18.20816	19.48421	2,345
01/01/2016 to 12/31/2016	19.48421	19.54089	559
01/01/2017 to 12/31/2017	19.54089	26.31292	198
01/01/2018 to 12/31/2018	26.31292	26.68461	0
01/01/2019 to 12/31/2019	26.68461	33.41377	0
01/01/2020 to 12/31/2020	33.41377	45.61745	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.63446	10.33380	5,943
01/01/2012 to 12/31/2012	10.33380	11.44285	5,625
01/01/2013 to 12/31/2013	11.44285	15.04350	3,380
01/01/2014 to 12/31/2014	15.04350	14.91881	2,412
01/01/2015 to 12/31/2015	14.91881	13.68482	1,810
01/01/2016 to 12/31/2016	13.68482	14.18297	1,704
01/01/2017 to 12/31/2017	14.18297	16.14325	1,945
01/01/2018 to 12/31/2018	16.14325	14.23134	187
01/01/2019 to 12/31/2019	14.23134	17.50598	0
01/01/2020 to 12/31/2020	17.50598	17.45188	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.44026	9.50511	10,728
01/01/2012 to 12/31/2012	9.50511	9.61709	8,970
01/01/2013 to 12/31/2013	9.61709	10.83551	8,375
01/01/2014 to 12/31/2014	10.83551	9.69615	6,409
01/01/2015 to 12/31/2015	9.69615	7.64524	3,094
01/01/2016 to 12/31/2016	7.64524	9.30374	3,074
01/01/2017 to 12/31/2017	9.30374	10.02216	1,500
01/01/2018 to 12/31/2018	10.02216	8.15565	501
01/01/2019 to 12/31/2019	8.15565	9.30734	0
01/01/2020 to 12/31/2020	9.30734	8.88661	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.46513	10.80972	1,736
01/01/2012 to 12/31/2012	10.80972	12.49876	2,774
01/01/2013 to 12/31/2013	12.49876	16.16160	2,492
01/01/2014 to 12/31/2014	16.16160	18.14438	2,081
01/01/2015 to 12/31/2015	18.14438	16.54707	1,916
01/01/2016 to 12/31/2016	16.54707	18.42075	592
01/01/2017 to 12/31/2017	18.42075	21.32252	396
01/01/2018 to 12/31/2018	21.32252	17.37801	88
01/01/2019 to 12/31/2019	17.37801	20.21851	0
01/01/2020 to 12/31/2020	20.21851	18.59574	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99805	8.79506	1,969
01/01/2012 to 12/31/2012	8.79506	9.53337	4,106
01/01/2013 to 12/31/2013	9.53337	11.21815	54,046
01/01/2014 to 12/31/2014	11.21815	11.55756	40,635
01/01/2015 to 12/31/2015	11.55756	11.21457	11,841
01/01/2016 to 12/31/2016	11.21457	11.66623	7,179
01/01/2017 to 12/31/2017	11.66623	12.94158	2,437
01/01/2018 to 12/31/2018	12.94158	12.00431	282
01/01/2019 to 12/31/2019	12.00431	14.13170	300
01/01/2020 to 12/31/2020	14.13170	14.71851	0
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.36763	10.73432	10,239
01/01/2012 to 12/31/2012	10.73432	11.30483	8,960
01/01/2013 to 12/31/2013	11.30483	10.87439	8,000
01/01/2014 to 12/31/2014	10.87439	11.38303	6,442
01/01/2015 to 12/31/2015	11.38303	11.25306	6,368
01/01/2016 to 12/31/2016	11.25306	11.55520	3,943
01/01/2017 to 12/31/2017	11.55520	11.99624	3,700
01/01/2018 to 12/31/2018	11.99624	11.44757	1,950
01/01/2019 to 12/31/2019	11.44757	12.55369	865
01/01/2020 to 12/31/2020	12.55369	13.25272	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.55%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.74141	10.18951	383,387
01/01/2012 to 12/31/2012	10.18951	11.17714	564,890
01/01/2013 to 12/31/2013	11.17714	11.97859	644,487
01/01/2014 to 12/31/2014	11.97859	12.11893	526,984
01/01/2015 to 12/31/2015	12.11893	11.42968	355,507
01/01/2016 to 12/31/2016	11.42968	11.84468	287,019
01/01/2017 to 12/31/2017	11.84468	12.99620	279,345
01/01/2018 to 12/31/2018	12.99620	11.63268	181,534
01/01/2019 to 12/31/2019	11.63268	13.15608	185,076
01/01/2020 to 12/31/2020	13.15608	13.36133	69,710
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.84672	10.58248	271,744
01/01/2012 to 12/31/2012	10.58248	11.71974	418,794
01/01/2013 to 12/31/2013	11.71974	13.31194	453,848
01/01/2014 to 12/31/2014	13.31194	13.76479	396,331
01/01/2015 to 12/31/2015	13.76479	13.52154	343,721
01/01/2016 to 12/31/2016	13.52154	14.11404	321,290
01/01/2017 to 12/31/2017	14.11404	16.08345	260,494
01/01/2018 to 12/31/2018	16.08345	14.74859	218,653
01/01/2019 to 12/31/2019	14.74859	17.51433	147,801
01/01/2020 to 12/31/2020	17.51433	18.89057	73,504
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.73352	10.27032	201,184
01/01/2012 to 12/31/2012	10.27032	11.03709	312,286
01/01/2013 to 12/31/2013	11.03709	12.09370	283,581
01/01/2014 to 12/31/2014	12.09370	12.39095	243,819
01/01/2015 to 12/31/2015	12.39095	12.05493	301,189
01/01/2016 to 12/31/2016	12.05493	12.31395	228,336
01/01/2017 to 12/31/2017	12.31395	13.94887	210,128
01/01/2018 to 12/31/2018	13.94887	12.51717	177,693
01/01/2019 to 12/31/2019	12.51717	14.39960	120,417
01/01/2020 to 12/31/2020	14.39960	16.01088	67,495
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.70000	10.30080	430,302
01/01/2012 to 12/31/2012	10.30080	11.29002	678,037
01/01/2013 to 12/31/2013	11.29002	12.94389	694,368
01/01/2014 to 12/31/2014	12.94389	13.43649	691,680
01/01/2015 to 12/31/2015	13.43649	13.15626	644,844
01/01/2016 to 12/31/2016	13.15626	13.62912	600,480
01/01/2017 to 12/31/2017	13.62912	15.26237	657,361
01/01/2018 to 12/31/2018	15.26237	14.13726	413,468
01/01/2019 to 12/31/2019	14.13726	16.45190	311,453
01/01/2020 to 12/31/2020	16.45190	17.91909	136,451

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99788	9.11049	54,460
01/01/2012 to 12/31/2012	9.11049	9.93389	137,513
01/01/2013 to 12/31/2013	9.93389	10.73126	100,041
01/01/2014 to 12/31/2014	10.73126	10.96953	89,382
01/01/2015 to 12/31/2015	10.96953	10.36893	82,057
01/01/2016 to 12/31/2016	10.36893	10.80853	70,974
01/01/2017 to 12/31/2017	10.80853	11.86219	68,425
01/01/2018 to 12/31/2018	11.86219	10.94785	67,699
01/01/2019 to 12/31/2019	10.94785	12.54862	67,636
01/01/2020 to 12/31/2020	12.54862	12.80797	28,124
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.03200	9.99644	27,615
01/01/2012 to 12/31/2012	9.99644	10.19835	40,244
01/01/2013 to 12/31/2013	10.19835	9.72208	28,947
01/01/2014 to 12/31/2014	9.72208	9.46515	25,136
01/01/2015 to 12/31/2015	9.46515	9.26846	23,654
01/01/2016 to 12/31/2016	9.26846	9.18077	26,086
01/01/2017 to 12/31/2017	9.18077	9.09983	26,564
01/01/2018 to 12/31/2018	9.09983	8.93266	19,380
01/01/2019 to 12/31/2019	8.93266	9.10718	20,921
01/01/2020 to 12/31/2020	9.10718	9.10241	5,527
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.30347	10.36040	446,559
01/01/2012 to 12/31/2012	10.36040	11.03686	588,604
01/01/2013 to 12/31/2013	11.03686	10.55774	561,716
01/01/2014 to 12/31/2014	10.55774	10.72390	472,565
01/01/2015 to 12/31/2015	10.72390	10.23011	360,186
01/01/2016 to 12/31/2016	10.23011	10.39136	365,099
01/01/2017 to 12/31/2017	10.39136	10.56876	330,617
01/01/2018 to 12/31/2018	10.56876	10.22981	249,587
01/01/2019 to 12/31/2019	10.22981	10.88865	194,981
01/01/2020 to 12/31/2020	10.88865	11.39254	79,761
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.78022	10.25087	438,240
01/01/2012 to 12/31/2012	10.25087	11.35989	642,239
01/01/2013 to 12/31/2013	11.35989	13.58098	620,321
01/01/2014 to 12/31/2014	13.58098	14.16038	612,337
01/01/2015 to 12/31/2015	14.16038	13.87288	523,507
01/01/2016 to 12/31/2016	13.87288	14.44425	478,882
01/01/2017 to 12/31/2017	14.44425	16.59536	480,554
01/01/2018 to 12/31/2018	16.59536	15.16432	370,785
01/01/2019 to 12/31/2019	15.16432	18.06528	170,984
01/01/2020 to 12/31/2020	18.06528	19.96712	72,012
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99788	11.57177	449
01/01/2014 to 12/31/2014	11.57177	12.81148	29,390
01/01/2015 to 12/31/2015	12.81148	12.03881	30,206
01/01/2016 to 12/31/2016	12.03881	13.48001	30,723
01/01/2017 to 12/31/2017	13.48001	15.55496	4,087
01/01/2018 to 12/31/2018	15.55496	14.43382	1,532
01/01/2019 to 12/31/2019	14.43382	18.43072	2,524
01/01/2020 to 12/31/2020	18.43072	18.80967	2,461

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.48897	10.63223	3,863
01/01/2012 to 12/31/2012	10.63223	13.13795	18,728
01/01/2013 to 12/31/2013	13.13795	13.35955	20,687
01/01/2014 to 12/31/2014	13.35955	14.83165	15,089
01/01/2015 to 12/31/2015	14.83165	14.44049	11,072
01/01/2016 to 12/31/2016	14.44049	14.19912	12,992
01/01/2017 to 12/31/2017	14.19912	15.34444	13,921
01/01/2018 to 12/31/2018	15.34444	14.24689	9,826
01/01/2019 to 12/31/2019	14.24689	17.37204	9,513
01/01/2020 to 12/31/2020	17.37204	16.43018	6,199
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.72826	12.18302	39,482
01/01/2012 to 12/31/2012	12.18302	13.69399	55,492
01/01/2013 to 12/31/2013	13.69399	13.76291	47,852
01/01/2014 to 12/31/2014	13.76291	17.55832	35,762
01/01/2015 to 12/31/2015	17.55832	17.93952	23,466
01/01/2016 to 12/31/2016	17.93952	18.32517	19,700
01/01/2017 to 12/31/2017	18.32517	18.97462	22,356
01/01/2018 to 12/31/2018	18.97462	17.60892	10,951
01/01/2019 to 12/31/2019	17.60892	22.51681	14,443
01/01/2020 to 12/31/2020	22.51681	21.31996	1,452
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.61895	9.02763	60,459
01/01/2012 to 12/31/2012	9.02763	10.37436	91,217
01/01/2013 to 12/31/2013	10.37436	10.13235	73,842
01/01/2014 to 12/31/2014	10.13235	9.41159	65,537
01/01/2015 to 12/31/2015	9.41159	7.63727	46,399
01/01/2016 to 12/31/2016	7.63727	8.36307	40,536
01/01/2017 to 12/31/2017	8.36307	10.30031	45,808
01/01/2018 to 12/31/2018	10.30031	8.62641	23,219
01/01/2019 to 12/31/2019	8.62641	9.52857	24,124
01/01/2020 to 12/31/2020	9.52857	9.66253	11,308
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.96121	10.52141	324,059
01/01/2012 to 12/31/2012	10.52141	11.34301	482,045
01/01/2013 to 12/31/2013	11.34301	12.68539	417,352
01/01/2014 to 12/31/2014	12.68539	12.75150	338,779
01/01/2015 to 12/31/2015	12.75150	12.54940	304,348
01/01/2016 to 12/31/2016	12.54940	12.75032	265,834
01/01/2017 to 12/31/2017	12.75032	14.47297	268,133
01/01/2018 to 12/31/2018	14.47297	13.00961	226,732
01/01/2019 to 12/31/2019	13.00961	15.21361	147,846
01/01/2020 to 12/31/2020	15.21361	16.12431	68,190
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99929	10.05523	5,004

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.64973	10.32607	144,330
01/01/2012 to 12/31/2012	10.32607	11.08158	228,824
01/01/2013 to 12/31/2013	11.08158	11.85958	179,460
01/01/2014 to 12/31/2014	11.85958	12.02421	159,537
01/01/2015 to 12/31/2015	12.02421	11.61107	134,942
01/01/2016 to 12/31/2016	11.61107	11.91045	109,723
01/01/2017 to 12/31/2017	11.91045	13.03329	117,075
01/01/2018 to 12/31/2018	13.03329	11.80278	59,379
01/01/2019 to 12/31/2019	11.80278	13.34459	67,166
01/01/2020 to 12/31/2020	13.34459	14.17028	27,532
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.43507	11.28894	62,720
01/01/2012 to 12/31/2012	11.28894	12.72661	87,506
01/01/2013 to 12/31/2013	12.72661	17.21591	90,008
01/01/2014 to 12/31/2014	17.21591	17.98458	74,729
01/01/2015 to 12/31/2015	17.98458	16.56301	57,180
01/01/2016 to 12/31/2016	16.56301	20.06605	41,825
01/01/2017 to 12/31/2017	20.06605	21.93931	46,000
01/01/2018 to 12/31/2018	21.93931	18.37005	30,835
01/01/2019 to 12/31/2019	18.37005	21.95391	26,646
01/01/2020 to 12/31/2020	21.95391	21.91534	7,699
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.79566	9.54851	84,199
01/01/2012 to 12/31/2012	9.54851	9.30541	115,353
01/01/2013 to 12/31/2013	9.30541	9.06810	60,476
01/01/2014 to 12/31/2014	9.06810	8.83676	54,210
01/01/2015 to 12/31/2015	8.83676	8.61154	34,669
01/01/2016 to 12/31/2016	8.61154	8.39252	26,286
01/01/2017 to 12/31/2017	8.39252	8.20709	24,255
01/01/2018 to 12/31/2018	8.20709	8.10067	47,563
01/01/2019 to 12/31/2019	8.10067	8.02761	48,172
01/01/2020 to 12/31/2020	8.02761	7.84044	20,731
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.71107	10.76974	25,312
01/01/2012 to 12/31/2012	10.76974	11.95074	42,092
01/01/2013 to 12/31/2013	11.95074	12.48235	37,177
01/01/2014 to 12/31/2014	12.48235	12.47516	35,809
01/01/2015 to 12/31/2015	12.47516	11.72380	29,316
01/01/2016 to 12/31/2016	11.72380	13.18462	31,031
01/01/2017 to 12/31/2017	13.18462	13.80935	25,163
01/01/2018 to 12/31/2018	13.80935	13.18807	19,006
01/01/2019 to 12/31/2019	13.18807	14.81816	11,741
01/01/2020 to 12/31/2020	14.81816	14.82098	8,485
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.56785	9.86786	4,706
01/01/2012 to 12/31/2012	9.86786	11.23968	5,624
01/01/2013 to 12/31/2013	11.23968	15.31917	13,869
01/01/2014 to 12/31/2014	15.31917	16.98076	13,064
01/01/2015 to 12/31/2015	16.98076	15.25097	19,401
01/01/2016 to 12/31/2016	15.25097	17.81880	14,159
01/01/2017 to 12/31/2017	17.81880	20.69864	14,795
01/01/2018 to 12/31/2018	20.69864	17.31359	10,447
01/01/2019 to 12/31/2019	17.31359	21.85350	8,086
01/01/2020 to 12/31/2020	21.85350	21.35393	2,667

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.20292	9.50659	5,179
01/01/2012 to 12/31/2012	9.50659	11.15059	8,768
01/01/2013 to 12/31/2013	11.15059	12.93712	7,221
01/01/2014 to 12/31/2014	12.93712	11.91066	7,726
01/01/2015 to 12/31/2015	11.91066	11.97231	6,413
01/01/2016 to 12/31/2016	11.97231	11.22691	6,581
01/01/2017 to 12/31/2017	11.22691	14.81770	11,947
01/01/2018 to 12/31/2018	14.81770	12.51303	12,971
01/01/2019 to 12/31/2019	12.51303	16.10971	6,127
01/01/2020 to 12/31/2020	16.10971	20.61613	937
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.74384	9.15621	13,169
01/01/2012 to 12/31/2012	9.15621	10.41033	8,567
01/01/2013 to 12/31/2013	10.41033	12.11990	8,888
01/01/2014 to 12/31/2014	12.11990	11.01907	10,138
01/01/2015 to 12/31/2015	11.01907	10.82589	11,231
01/01/2016 to 12/31/2016	10.82589	10.61173	11,975
01/01/2017 to 12/31/2017	10.61173	12.70121	11,483
01/01/2018 to 12/31/2018	12.70121	10.37844	8,630
01/01/2019 to 12/31/2019	10.37844	12.13894	3,603
01/01/2020 to 12/31/2020	12.13894	11.75770	0
AST Investment Grade Bond Portfolio
01/01/2011 to 12/31/2011	10.54927	11.56022	1,233,512
01/01/2012 to 12/31/2012	11.56022	12.32410	598,831
01/01/2013 to 12/31/2013	12.32410	11.62761	220,753
01/01/2014 to 12/31/2014	11.62761	12.09359	259,982
01/01/2015 to 12/31/2015	12.09359	11.92349	843,636
01/01/2016 to 12/31/2016	11.92349	12.10872	964,788
01/01/2017 to 12/31/2017	12.10872	12.30965	610,582
01/01/2018 to 12/31/2018	12.30965	11.96208	1,443,189
01/01/2019 to 12/31/2019	11.96208	12.96626	308,623
01/01/2020 to 12/31/2020	12.96626	14.71635	9,029
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.81979	10.48427	109,327
01/01/2012 to 12/31/2012	10.48427	11.60425	226,391
01/01/2013 to 12/31/2013	11.60425	13.14965	220,777
01/01/2014 to 12/31/2014	13.14965	13.62994	214,715
01/01/2015 to 12/31/2015	13.62994	13.14321	163,425
01/01/2016 to 12/31/2016	13.14321	13.47707	152,897
01/01/2017 to 12/31/2017	13.47707	15.36143	160,487
01/01/2018 to 12/31/2018	15.36143	13.86414	112,388
01/01/2019 to 12/31/2019	13.86414	16.13581	83,741
01/01/2020 to 12/31/2020	16.13581	17.79381	54,299
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.50702	9.30243	20,565
01/01/2012 to 12/31/2012	9.30243	11.05089	24,409
01/01/2013 to 12/31/2013	11.05089	12.42342	26,822
01/01/2014 to 12/31/2014	12.42342	11.33597	30,742
01/01/2015 to 12/31/2015	11.33597	10.73811	33,501
01/01/2016 to 12/31/2016	10.73811	10.66714	27,660
01/01/2017 to 12/31/2017	10.66714	13.47637	22,962
01/01/2018 to 12/31/2018	13.47637	10.83685	22,454
01/01/2019 to 12/31/2019	10.83685	13.43538	16,284
01/01/2020 to 12/31/2020	13.43538	14.80533	7,660

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.53693	10.29267	209,235
01/01/2012 to 12/31/2012	10.29267	11.10490	402,402
01/01/2013 to 12/31/2013	11.10490	12.01563	253,978
01/01/2014 to 12/31/2014	12.01563	12.34727	214,158
01/01/2015 to 12/31/2015	12.34727	12.01041	149,002
01/01/2016 to 12/31/2016	12.01041	12.15412	99,552
01/01/2017 to 12/31/2017	12.15412	13.28332	92,113
01/01/2018 to 12/31/2018	13.28332	12.27927	62,344
01/01/2019 to 12/31/2019	12.27927	13.71426	45,590
01/01/2020 to 12/31/2020	13.71426	14.88175	9,151
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.72487	10.52107	5,706
01/01/2012 to 12/31/2012	10.52107	11.80941	4,806
01/01/2013 to 12/31/2013	11.80941	15.70822	5,113
01/01/2014 to 12/31/2014	15.70822	16.76254	23,327
01/01/2015 to 12/31/2015	16.76254	18.07235	22,769
01/01/2016 to 12/31/2016	18.07235	17.35469	22,427
01/01/2017 to 12/31/2017	17.35469	22.97355	8,989
01/01/2018 to 12/31/2018	22.97355	22.02376	11,673
01/01/2019 to 12/31/2019	22.02376	28.45944	10,147
01/01/2020 to 12/31/2020	28.45944	42.72157	578
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.25143	10.86481	40,758
01/01/2012 to 12/31/2012	10.86481	11.88598	52,322
01/01/2013 to 12/31/2013	11.88598	15.82370	50,745
01/01/2014 to 12/31/2014	15.82370	17.05323	70,240
01/01/2015 to 12/31/2015	17.05323	18.29221	53,356
01/01/2016 to 12/31/2016	18.29221	18.82095	45,774
01/01/2017 to 12/31/2017	18.82095	24.39373	49,576
01/01/2018 to 12/31/2018	24.39373	23.12927	34,714
01/01/2019 to 12/31/2019	23.12927	29.66896	30,570
01/01/2020 to 12/31/2020	29.66896	38.04684	9,740
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.84273	10.23558	35,829
01/01/2012 to 12/31/2012	10.23558	12.27611	41,278
01/01/2013 to 12/31/2013	12.27611	15.26917	48,538
01/01/2014 to 12/31/2014	15.26917	15.42005	46,172
01/01/2015 to 12/31/2015	15.42005	14.80663	36,156
01/01/2016 to 12/31/2016	14.80663	15.45620	34,081
01/01/2017 to 12/31/2017	15.45620	18.65430	23,709
01/01/2018 to 12/31/2018	18.65430	16.43962	22,089
01/01/2019 to 12/31/2019	16.43962	20.81979	16,464
01/01/2020 to 12/31/2020	20.81979	23.16580	5,819
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99788	10.25956	27,310
01/01/2013 to 12/31/2013	10.25956	11.88907	52,270
01/01/2014 to 12/31/2014	11.88907	12.18124	34,047
01/01/2015 to 12/31/2015	12.18124	11.72321	27,473
01/01/2016 to 12/31/2016	11.72321	11.91876	27,299
01/01/2017 to 12/31/2017	11.91876	13.53131	28,615
01/01/2018 to 12/31/2018	13.53131	12.09329	36,499
01/01/2019 to 12/31/2019	12.09329	14.46748	43,459
01/01/2020 to 12/31/2020	14.46748	15.49059	35,301

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.81847	10.48037	1,182
01/01/2012 to 12/31/2012	10.48037	11.95756	7,563
01/01/2013 to 12/31/2013	11.95756	15.93010	12,126
01/01/2014 to 12/31/2014	15.93010	16.87598	13,399
01/01/2015 to 12/31/2015	16.87598	17.63447	6,406
01/01/2016 to 12/31/2016	17.63447	17.51439	5,337
01/01/2017 to 12/31/2017	17.51439	22.31073	4,170
01/01/2018 to 12/31/2018	22.31073	22.20602	2,791
01/01/2019 to 12/31/2019	22.20602	29.81528	1,973
01/01/2020 to 12/31/2020	29.81528	37.91059	234
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99788	10.16203	0
01/01/2013 to 12/31/2013	10.16203	13.31998	617
01/01/2014 to 12/31/2014	13.31998	14.30656	3,305
01/01/2015 to 12/31/2015	14.30656	13.84083	7,781
01/01/2016 to 12/31/2016	13.84083	15.30241	9,546
01/01/2017 to 12/31/2017	15.30241	17.49921	20,438
01/01/2018 to 12/31/2018	17.49921	15.31975	15,939
01/01/2019 to 12/31/2019	15.31975	19.31046	10,609
01/01/2020 to 12/31/2020	19.31046	19.55092	800
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.36046	10.74160	62,117
01/01/2012 to 12/31/2012	10.74160	12.52046	96,671
01/01/2013 to 12/31/2013	12.52046	16.12907	82,519
01/01/2014 to 12/31/2014	16.12907	17.52960	60,682
01/01/2015 to 12/31/2015	17.52960	16.11128	68,826
01/01/2016 to 12/31/2016	16.11128	15.95968	55,910
01/01/2017 to 12/31/2017	15.95968	19.76767	48,237
01/01/2018 to 12/31/2018	19.76767	18.42312	35,408
01/01/2019 to 12/31/2019	18.42312	23.36725	25,066
01/01/2020 to 12/31/2020	23.36725	30.70498	8,677
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.18014	10.62477	25,948
01/01/2012 to 12/31/2012	10.62477	12.12678	26,715
01/01/2013 to 12/31/2013	12.12678	16.78206	46,134
01/01/2014 to 12/31/2014	16.78206	18.68475	49,552
01/01/2015 to 12/31/2015	18.68475	17.18186	48,138
01/01/2016 to 12/31/2016	17.18186	19.79743	43,931
01/01/2017 to 12/31/2017	19.79743	21.95442	44,472
01/01/2018 to 12/31/2018	21.95442	17.87379	32,774
01/01/2019 to 12/31/2019	17.87379	21.07850	30,687
01/01/2020 to 12/31/2020	21.07850	20.17425	4,854
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.54583	10.37969	1,119,963
01/01/2012 to 12/31/2012	10.37969	11.16393	1,628,337
01/01/2013 to 12/31/2013	11.16393	11.88146	1,651,127
01/01/2014 to 12/31/2014	11.88146	12.24708	1,234,550
01/01/2015 to 12/31/2015	12.24708	11.95193	986,350
01/01/2016 to 12/31/2016	11.95193	12.29144	847,847
01/01/2017 to 12/31/2017	12.29144	13.19222	804,845
01/01/2018 to 12/31/2018	13.19222	12.48895	640,198
01/01/2019 to 12/31/2019	12.48895	13.96443	527,614
01/01/2020 to 12/31/2020	13.96443	14.84431	198,172

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01780	10.05469	7,064
01/01/2012 to 12/31/2012	10.05469	10.49452	62,139
01/01/2013 to 12/31/2013	10.49452	9.99029	59,655
01/01/2014 to 12/31/2014	9.99029	10.32553	33,572
01/01/2015 to 12/31/2015	10.32553	10.03524	31,862
01/01/2016 to 12/31/2016	10.03524	10.19159	39,156
01/01/2017 to 12/31/2017	10.19159	10.49564	44,399
01/01/2018 to 12/31/2018	10.49564	10.14338	46,947
01/01/2019 to 12/31/2019	10.14338	10.84896	49,349
01/01/2020 to 12/31/2020	10.84896	11.21197	33,881
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.45297	10.46774	169,648
01/01/2012 to 12/31/2012	10.46774	11.51840	293,228
01/01/2013 to 12/31/2013	11.51840	13.13583	266,704
01/01/2014 to 12/31/2014	13.13583	13.97826	276,217
01/01/2015 to 12/31/2015	13.97826	13.53838	450,996
01/01/2016 to 12/31/2016	13.53838	14.52589	385,697
01/01/2017 to 12/31/2017	14.52589	16.43528	622,760
01/01/2018 to 12/31/2018	16.43528	14.79734	478,703
01/01/2019 to 12/31/2019	14.79734	17.18563	358,409
01/01/2020 to 12/31/2020	17.18563	17.72818	193,110
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.83845	10.92772	8,411
01/01/2012 to 12/31/2012	10.92772	12.65109	8,329
01/01/2013 to 12/31/2013	12.65109	16.32645	6,938
01/01/2014 to 12/31/2014	16.32645	18.64894	9,172
01/01/2015 to 12/31/2015	18.64894	18.73298	13,466
01/01/2016 to 12/31/2016	18.73298	20.96683	10,383
01/01/2017 to 12/31/2017	20.96683	24.98048	13,262
01/01/2018 to 12/31/2018	24.98048	22.33986	11,024
01/01/2019 to 12/31/2019	22.33986	27.09643	9,253
01/01/2020 to 12/31/2020	27.09643	25.03568	3,027
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99788	8.84516	0
01/01/2012 to 12/31/2012	8.84516	9.75335	0
01/01/2013 to 12/31/2013	9.75335	11.63365	0
01/01/2014 to 12/31/2014	11.63365	12.07396	0
01/01/2015 to 12/31/2015	12.07396	11.78370	0
01/01/2016 to 12/31/2016	11.78370	12.20997	0
01/01/2017 to 12/31/2017	12.20997	14.06400	0
01/01/2018 to 12/31/2018	14.06400	12.80879	0
01/01/2019 to 12/31/2019	12.80879	15.12899	0
01/01/2020 to 12/31/2020	15.12899	16.44994	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.09892	10.24479	13,811
01/01/2012 to 12/31/2012	10.24479	11.98719	25,094
01/01/2013 to 12/31/2013	11.98719	16.44912	21,442
01/01/2014 to 12/31/2014	16.44912	16.82164	21,654
01/01/2015 to 12/31/2015	16.82164	16.61153	25,598
01/01/2016 to 12/31/2016	16.61153	17.43536	19,941
01/01/2017 to 12/31/2017	17.43536	21.69722	15,658
01/01/2018 to 12/31/2018	21.69722	18.84826	16,605
01/01/2019 to 12/31/2019	18.84826	25.06880	8,764
01/01/2020 to 12/31/2020	25.06880	33.02589	1,868

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.55660	12.11710	18,589
01/01/2012 to 12/31/2012	12.11710	13.24520	24,331
01/01/2013 to 12/31/2013	13.24520	17.44770	33,399
01/01/2014 to 12/31/2014	17.44770	17.65205	31,438
01/01/2015 to 12/31/2015	17.65205	17.33703	20,675
01/01/2016 to 12/31/2016	17.33703	18.93650	17,066
01/01/2017 to 12/31/2017	18.93650	22.86873	13,660
01/01/2018 to 12/31/2018	22.86873	20.40956	11,075
01/01/2019 to 12/31/2019	20.40956	25.87987	16,946
01/01/2020 to 12/31/2020	25.87987	37.42457	3,128
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.41170	10.45645	8,391
01/01/2012 to 12/31/2012	10.45645	12.03993	14,439
01/01/2013 to 12/31/2013	12.03993	16.12133	13,999
01/01/2014 to 12/31/2014	16.12133	16.53783	13,367
01/01/2015 to 12/31/2015	16.53783	15.42137	11,308
01/01/2016 to 12/31/2016	15.42137	19.41828	9,449
01/01/2017 to 12/31/2017	19.41828	20.31480	16,420
01/01/2018 to 12/31/2018	20.31480	16.41382	7,211
01/01/2019 to 12/31/2019	16.41382	19.51105	5,319
01/01/2020 to 12/31/2020	19.51105	19.17756	1,557
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.64142	10.57627	1,954,073
01/01/2012 to 12/31/2012	10.57627	11.69712	3,299,373
01/01/2013 to 12/31/2013	11.69712	13.31781	763,114
01/01/2014 to 12/31/2014	13.31781	13.74124	681,363
01/01/2015 to 12/31/2015	13.74124	13.39642	750,796
01/01/2016 to 12/31/2016	13.39642	14.04058	682,188
01/01/2017 to 12/31/2017	14.04058	15.79178	642,214
01/01/2018 to 12/31/2018	15.79178	14.56719	542,403
01/01/2019 to 12/31/2019	14.56719	17.15481	368,880
01/01/2020 to 12/31/2020	17.15481	18.81282	205,905
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.08349	10.61820	43,885
01/01/2012 to 12/31/2012	10.61820	12.16634	91,767
01/01/2013 to 12/31/2013	12.16634	17.07622	80,474
01/01/2014 to 12/31/2014	17.07622	18.02950	95,943
01/01/2015 to 12/31/2015	18.02950	19.25362	77,960
01/01/2016 to 12/31/2016	19.25362	19.27016	72,670
01/01/2017 to 12/31/2017	19.27016	25.89542	47,898
01/01/2018 to 12/31/2018	25.89542	26.20703	31,529
01/01/2019 to 12/31/2019	26.20703	32.74838	30,567
01/01/2020 to 12/31/2020	32.74838	44.61751	11,819
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.61690	10.29564	1,163
01/01/2012 to 12/31/2012	10.29564	11.37723	8,909
01/01/2013 to 12/31/2013	11.37723	14.92664	7,818
01/01/2014 to 12/31/2014	14.92664	14.77255	6,943
01/01/2015 to 12/31/2015	14.77255	13.52283	6,138
01/01/2016 to 12/31/2016	13.52283	13.98643	6,342
01/01/2017 to 12/31/2017	13.98643	15.88703	887
01/01/2018 to 12/31/2018	15.88703	13.97642	758
01/01/2019 to 12/31/2019	13.97642	17.15721	31,436
01/01/2020 to 12/31/2020	17.15721	17.06914	21,629

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.42145	9.47012	82,004
01/01/2012 to 12/31/2012	9.47012	9.56198	132,650
01/01/2013 to 12/31/2013	9.56198	10.75135	123,666
01/01/2014 to 12/31/2014	10.75135	9.60101	113,260
01/01/2015 to 12/31/2015	9.60101	7.55466	102,182
01/01/2016 to 12/31/2016	7.55466	9.17472	87,861
01/01/2017 to 12/31/2017	9.17472	9.86290	89,584
01/01/2018 to 12/31/2018	9.86290	8.00955	62,190
01/01/2019 to 12/31/2019	8.00955	9.12176	44,402
01/01/2020 to 12/31/2020	9.12176	8.69151	14,232
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.44613	10.76972	3,745
01/01/2012 to 12/31/2012	10.76972	12.42677	6,508
01/01/2013 to 12/31/2013	12.42677	16.03553	7,960
01/01/2014 to 12/31/2014	16.03553	17.96585	7,644
01/01/2015 to 12/31/2015	17.96585	16.35067	11,504
01/01/2016 to 12/31/2016	16.35067	18.16496	7,439
01/01/2017 to 12/31/2017	18.16496	20.98354	10,185
01/01/2018 to 12/31/2018	20.98354	17.06646	10,939
01/01/2019 to 12/31/2019	17.06646	19.81534	9,857
01/01/2020 to 12/31/2020	19.81534	18.18753	979
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99788	8.78290	31,332
01/01/2012 to 12/31/2012	8.78290	9.50078	102,605
01/01/2013 to 12/31/2013	9.50078	11.15692	196,948
01/01/2014 to 12/31/2014	11.15692	11.47081	145,181
01/01/2015 to 12/31/2015	11.47081	11.10762	95,336
01/01/2016 to 12/31/2016	11.10762	11.53132	91,121
01/01/2017 to 12/31/2017	11.53132	12.76572	89,852
01/01/2018 to 12/31/2018	12.76572	11.81684	38,971
01/01/2019 to 12/31/2019	11.81684	13.88246	42,315
01/01/2020 to 12/31/2020	13.88246	14.42936	25,386
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.35050	10.69471	61,487
01/01/2012 to 12/31/2012	10.69471	11.24000	116,777
01/01/2013 to 12/31/2013	11.24000	10.78980	114,182
01/01/2014 to 12/31/2014	10.78980	11.27131	116,760
01/01/2015 to 12/31/2015	11.27131	11.11973	126,171
01/01/2016 to 12/31/2016	11.11973	11.39493	113,409
01/01/2017 to 12/31/2017	11.39493	11.80569	104,070
01/01/2018 to 12/31/2018	11.80569	11.24254	148,821
01/01/2019 to 12/31/2019	11.24254	12.30362	153,902
01/01/2020 to 12/31/2020	12.30362	12.96206	73,905
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II - Cliff M&E (2.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2019 to 12/31/2019	12.34520	12.95856	10,980
01/01/2020 to 12/31/2020	12.95856	13.14060	7,758
AST Advanced Strategies Portfolio
03/19/2019 to 12/31/2019	15.89115	17.25161	45,593
01/01/2020 to 12/31/2020	17.25161	18.57857	48,081
AST AllianzGI World Trends Portfolio
03/19/2019 to 12/31/2019	13.22079	14.18349	15,619
01/01/2020 to 12/31/2020	14.18349	15.74618	19,658
AST Balanced Asset Allocation Portfolio
03/19/2019 to 12/31/2019	15.11052	16.20528	29,665
01/01/2020 to 12/31/2020	16.20528	17.62344	27,696
AST BlackRock Global Strategies Portfolio
03/19/2019 to 12/31/2019	11.69591	12.38231	5,055
01/01/2020 to 12/31/2020	12.38231	12.61883	4,958
AST BlackRock Low Duration Bond Portfolio
03/19/2019 to 12/31/2019	8.88235	8.97058	4,260
01/01/2020 to 12/31/2020	8.97058	8.95198	3,739
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2019 to 12/31/2019	10.26298	10.72575	26,978
01/01/2020 to 12/31/2020	10.72575	11.20478	30,762
AST Bond Portfolio 2021
03/19/2019 to 12/31/2019	11.72994	11.93305	596,810
01/01/2020 to 12/31/2020	11.93305	11.97684	985,890
AST Bond Portfolio 2022
03/19/2019 to 12/31/2019	10.99614	11.26334	40,443
01/01/2020 to 12/31/2020	11.26334	11.50823	122,516
AST Bond Portfolio 2023
03/19/2019 to 12/31/2019	9.44718	9.72805	10,485
01/01/2020 to 12/31/2020	9.72805	10.10629	9,511
AST Bond Portfolio 2024
03/19/2019 to 12/31/2019	9.25406	9.63508	31,324
01/01/2020 to 12/31/2020	9.63508	10.18653	0
AST Bond Portfolio 2025
03/19/2019 to 12/31/2019	10.70789	11.21814	57,857
01/01/2020 to 12/31/2020	11.21814	12.15385	36,293
AST Bond Portfolio 2026
03/19/2019 to 12/31/2019	9.49892	10.04678	239,398
01/01/2020 to 12/31/2020	10.04678	10.81941	100,089
AST Bond Portfolio 2027
03/19/2019 to 12/31/2019	9.52431	10.11935	395,207
01/01/2020 to 12/31/2020	10.11935	11.01486	75,145
AST Bond Portfolio 2028
03/19/2019 to 12/31/2019	9.60912	10.28887	35,126
01/01/2020 to 12/31/2020	10.28887	11.48095	0
AST Bond Portfolio 2029
03/19/2019 to 12/31/2019	9.71057	10.45995	28,606
01/01/2020 to 12/31/2020	10.45995	11.83557	0
AST Bond Portfolio 2030
03/19/2019 to 12/31/2019	10.26978	11.13127	46,284
01/01/2020 to 12/31/2020	11.13127	12.40255	41,955

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99850	11.01460	568,878
AST Capital Growth Asset Allocation Portfolio
03/19/2019 to 12/31/2019	16.46866	17.79440	136,927
01/01/2020 to 12/31/2020	17.79440	19.63746	130,039
AST ClearBridge Dividend Growth Portfolio
03/19/2019 to 12/31/2019	16.04214	18.23727	0
01/01/2020 to 12/31/2020	18.23727	18.58353	0
AST Cohen & Steers Global Realty Portfolio
03/19/2019 to 12/31/2019	15.79855	17.11148	306
01/01/2020 to 12/31/2020	17.11148	16.15887	340
AST Cohen & Steers Realty Portfolio
03/19/2019 to 12/31/2019	19.68408	22.17924	167
01/01/2020 to 12/31/2020	22.17924	20.96788	361
AST Emerging Markets Equity Portfolio
03/19/2019 to 12/31/2019	9.19036	9.38527	1,497
01/01/2020 to 12/31/2020	9.38527	9.50258	982
AST Fidelity Institutional AM® Quantitative Portfolio
03/19/2019 to 12/31/2019	13.84958	14.98586	14,435
01/01/2020 to 12/31/2020	14.98586	15.85862	13,504
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99925	10.05320	250
AST Goldman Sachs Multi-Asset Portfolio
03/19/2019 to 12/31/2019	12.39336	13.14458	18,082
01/01/2020 to 12/31/2020	13.14458	13.93645	20,635
AST Goldman Sachs Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	20.31272	21.62539	3,453
01/01/2020 to 12/31/2020	21.62539	21.55420	3,712
AST Government Money Market Portfolio
03/19/2019 to 12/31/2019	7.97701	7.90727	5,661
01/01/2020 to 12/31/2020	7.90727	7.71087	5,384
AST High Yield Portfolio
03/19/2019 to 12/31/2019	13.83849	14.59558	604
01/01/2020 to 12/31/2020	14.59558	14.57583	798
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	19.89971	21.52578	2,503
01/01/2020 to 12/31/2020	21.52578	21.00134	3,108
AST International Growth Portfolio
03/19/2019 to 12/31/2019	14.05711	15.86788	348
01/01/2020 to 12/31/2020	15.86788	20.27546	334
AST International Value Portfolio
03/19/2019 to 12/31/2019	11.24902	11.95660	98
01/01/2020 to 12/31/2020	11.95660	11.56329	236
AST J.P. Morgan Global Thematic Portfolio
03/19/2019 to 12/31/2019	14.78819	15.89420	4,080
01/01/2020 to 12/31/2020	15.89420	17.50030	4,989
AST J.P. Morgan International Equity Portfolio
03/19/2019 to 12/31/2019	11.91659	13.23425	405
01/01/2020 to 12/31/2020	13.23425	14.56124	98
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2019 to 12/31/2019	12.78705	13.50900	8,711
01/01/2020 to 12/31/2020	13.50900	14.63656	8,515
AST Jennison Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	25.25668	28.03357	335
01/01/2020 to 12/31/2020	28.03357	42.01764	262

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	26.12553	29.22468	5,756
01/01/2020 to 12/31/2020	29.22468	37.41963	3,590
AST MFS Global Equity Portfolio
03/19/2019 to 12/31/2019	18.47790	20.50762	8,210
01/01/2020 to 12/31/2020	20.50762	22.78327	6,351
AST MFS Growth Allocation Portfolio
03/19/2019 to 12/31/2019	13.00708	14.29782	768
01/01/2020 to 12/31/2020	14.29782	15.28551	631
AST MFS Growth Portfolio
03/19/2019 to 12/31/2019	25.42117	29.36838	236
01/01/2020 to 12/31/2020	29.36838	37.28477	195
AST MFS Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	17.02797	19.09285	40
01/01/2020 to 12/31/2020	19.09285	19.30077	41
AST Mid-Cap Growth Portfolio
03/19/2019 to 12/31/2019	21.09394	23.01694	8,270
01/01/2020 to 12/31/2020	23.01694	30.19807	5,599
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	20.04279	20.76283	3,330
01/01/2020 to 12/31/2020	20.76283	19.84152	3,747
AST Preservation Asset Allocation Portfolio
03/19/2019 to 12/31/2019	13.00439	13.75579	26,841
01/01/2020 to 12/31/2020	13.75579	14.59994	45,512
AST Prudential Core Bond Portfolio
03/19/2019 to 12/31/2019	10.18588	10.71317	135
01/01/2020 to 12/31/2020	10.71317	11.05464	1,158
AST Prudential Growth Allocation Portfolio
03/19/2019 to 12/31/2019	15.89483	16.92762	283,859
01/01/2020 to 12/31/2020	16.92762	17.43524	267,977
AST QMA US Equity Alpha Portfolio
03/19/2019 to 12/31/2019	24.56736	26.69036	2,787
01/01/2020 to 12/31/2020	26.69036	24.62253	2,293
AST Quantitative Modeling Portfolio
03/19/2019 to 12/31/2019	13.84213	14.92822	0
01/01/2020 to 12/31/2020	14.92822	16.20662	0
AST Small-Cap Growth Opportunities Portfolio
03/19/2019 to 12/31/2019	22.54263	24.69240	4,655
01/01/2020 to 12/31/2020	24.69240	32.47992	4,045
AST Small-Cap Growth Portfolio
03/19/2019 to 12/31/2019	24.34332	25.49207	4,352
01/01/2020 to 12/31/2020	25.49207	36.80722	3,484
AST Small-Cap Value Portfolio
03/19/2019 to 12/31/2019	18.26773	19.21874	2,858
01/01/2020 to 12/31/2020	19.21874	18.86107	3,297
AST T. Rowe Price Asset Allocation Portfolio
03/19/2019 to 12/31/2019	15.59603	16.89784	61,914
01/01/2020 to 12/31/2020	16.89784	18.50251	64,263
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2019 to 12/31/2019	29.57381	32.25705	4,363
01/01/2020 to 12/31/2020	32.25705	43.88067	1,007
AST T. Rowe Price Large-Cap Value Portfolio
03/19/2019 to 12/31/2019	15.32238	16.90012	1,367
01/01/2020 to 12/31/2020	16.90012	16.78736	1,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/19/2019 to 12/31/2019	8.84226	8.98513	1,336
01/01/2020 to 12/31/2020	8.98513	8.54820	2,103
AST WEDGE Capital Mid-Cap Value Portfolio
03/19/2019 to 12/31/2019	18.76096	19.51844	2,829
01/01/2020 to 12/31/2020	19.51844	17.88757	3,749
AST Wellington Management Hedged Equity Portfolio
03/19/2019 to 12/31/2019	12.64632	13.69808	3,805
01/01/2020 to 12/31/2020	13.69808	14.21584	7,512
AST Western Asset Core Plus Bond Portfolio
03/19/2019 to 12/31/2019	11.36978	12.11908	22,389
01/01/2020 to 12/31/2020	12.11908	12.74815	14,907
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (2.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.72366	10.15189	10,827
01/01/2012 to 12/31/2012	10.15189	11.11296	5,779
01/01/2013 to 12/31/2013	11.11296	11.88536	3,725
01/01/2014 to 12/31/2014	11.88536	11.99986	1,487
01/01/2015 to 12/31/2015	11.99986	11.29417	1,923
01/01/2016 to 12/31/2016	11.29417	11.68032	2,867
01/01/2017 to 12/31/2017	11.68032	12.78972	1,583
01/01/2018 to 12/31/2018	12.78972	11.42418	576
01/01/2019 to 12/31/2019	11.42418	12.89381	76
01/01/2020 to 12/31/2020	12.89381	13.06823	0
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.82881	10.54338	8,150
01/01/2012 to 12/31/2012	10.54338	11.65245	5,525
01/01/2013 to 12/31/2013	11.65245	13.20831	3,632
01/01/2014 to 12/31/2014	13.20831	13.62968	1,564
01/01/2015 to 12/31/2015	13.62968	13.36129	1,900
01/01/2016 to 12/31/2016	13.36129	13.91825	2,493
01/01/2017 to 12/31/2017	13.91825	15.82794	1,381
01/01/2018 to 12/31/2018	15.82794	14.48426	467
01/01/2019 to 12/31/2019	14.48426	17.16516	0
01/01/2020 to 12/31/2020	17.16516	18.47599	0
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	10.71579	10.23226	3,799
01/01/2012 to 12/31/2012	10.23226	10.97355	3,643
01/01/2013 to 12/31/2013	10.97355	11.99941	4,070
01/01/2014 to 12/31/2014	11.99941	12.26924	4,761
01/01/2015 to 12/31/2015	12.26924	11.91209	3,998
01/01/2016 to 12/31/2016	11.91209	12.14307	3,548
01/01/2017 to 12/31/2017	12.14307	13.72719	4,668
01/01/2018 to 12/31/2018	13.72719	12.29278	3,027
01/01/2019 to 12/31/2019	12.29278	14.11230	0
01/01/2020 to 12/31/2020	14.11230	15.65919	0
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.68235	10.26283	16,878
01/01/2012 to 12/31/2012	10.26283	11.22520	11,503
01/01/2013 to 12/31/2013	11.22520	12.84311	5,250
01/01/2014 to 12/31/2014	12.84311	13.30447	3,854
01/01/2015 to 12/31/2015	13.30447	13.00016	1,831
01/01/2016 to 12/31/2016	13.00016	13.43988	800
01/01/2017 to 12/31/2017	13.43988	15.01980	4,180
01/01/2018 to 12/31/2018	15.01980	13.88382	900
01/01/2019 to 12/31/2019	13.88382	16.12386	362
01/01/2020 to 12/31/2020	16.12386	17.52583	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	9.99771	9.09799	557
01/01/2012 to 12/31/2012	9.09799	9.89982	0
01/01/2013 to 12/31/2013	9.89982	10.67248	4,717
01/01/2014 to 12/31/2014	10.67248	10.88710	4,586
01/01/2015 to 12/31/2015	10.88710	10.26996	15
01/01/2016 to 12/31/2016	10.26996	10.68352	8
01/01/2017 to 12/31/2017	10.68352	11.70097	13
01/01/2018 to 12/31/2018	11.70097	10.77686	0
01/01/2019 to 12/31/2019	10.77686	12.32732	0
01/01/2020 to 12/31/2020	12.32732	12.55623	0
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	10.01555	9.95961	6,956
01/01/2012 to 12/31/2012	9.95961	10.14002	5,512
01/01/2013 to 12/31/2013	10.14002	9.64682	5,136
01/01/2014 to 12/31/2014	9.64682	9.37250	0
01/01/2015 to 12/31/2015	9.37250	9.15881	0
01/01/2016 to 12/31/2016	9.15881	9.05325	0
01/01/2017 to 12/31/2017	9.05325	8.95516	0
01/01/2018 to 12/31/2018	8.95516	8.77255	0
01/01/2019 to 12/31/2019	8.77255	8.92571	0
01/01/2020 to 12/31/2020	8.92571	8.90253	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	10.28652	10.32213	4,446
01/01/2012 to 12/31/2012	10.32213	10.97353	3,523
01/01/2013 to 12/31/2013	10.97353	10.47566	3,091
01/01/2014 to 12/31/2014	10.47566	10.61868	0
01/01/2015 to 12/31/2015	10.61868	10.10899	0
01/01/2016 to 12/31/2016	10.10899	10.24733	0
01/01/2017 to 12/31/2017	10.24733	10.40096	1,609
01/01/2018 to 12/31/2018	10.40096	10.04670	402
01/01/2019 to 12/31/2019	10.04670	10.67180	0
01/01/2020 to 12/31/2020	10.67180	11.14288	0
AST Bond Portfolio 2021
01/01/2011 to 12/31/2011	10.69390	12.51181	30,456
01/01/2012 to 12/31/2012	12.51181	12.99385	21,994
01/01/2013 to 12/31/2013	12.99385	11.75179	0
01/01/2014 to 12/31/2014	11.75179	12.30644	32,423
01/01/2015 to 12/31/2015	12.30644	12.18138	9,838
01/01/2016 to 12/31/2016	12.18138	12.08811	9,673
01/01/2017 to 12/31/2017	12.08811	11.94236	0
01/01/2018 to 12/31/2018	11.94236	11.62009	0
01/01/2019 to 12/31/2019	11.62009	11.87318	0
01/01/2020 to 12/31/2020	11.87318	11.91052	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	9.99771	11.90464	29,958
01/01/2012 to 12/31/2012	11.90464	12.25361	39,959
01/01/2013 to 12/31/2013	12.25361	10.75527	6,167
01/01/2014 to 12/31/2014	10.75527	11.54418	6,115
01/01/2015 to 12/31/2015	11.54418	11.46210	36,297
01/01/2016 to 12/31/2016	11.46210	11.35124	71,272
01/01/2017 to 12/31/2017	11.35124	11.21311	1,475
01/01/2018 to 12/31/2018	11.21311	10.88705	1,312
01/01/2019 to 12/31/2019	10.88705	11.21141	1,308
01/01/2020 to 12/31/2020	11.21141	11.44904	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	9.99695	10.29814	0
01/01/2013 to 12/31/2013	10.29814	8.99349	2,668
01/01/2014 to 12/31/2014	8.99349	9.84987	1,511
01/01/2015 to 12/31/2015	9.84987	9.83846	0
01/01/2016 to 12/31/2016	9.83846	9.75135	0
01/01/2017 to 12/31/2017	9.75135	9.64468	0
01/01/2018 to 12/31/2018	9.64468	9.35332	0
01/01/2019 to 12/31/2019	9.35332	9.68824	0
01/01/2020 to 12/31/2020	9.68824	10.05980	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	9.99847	8.66486	0
01/01/2014 to 12/31/2014	8.66486	9.65617	0
01/01/2015 to 12/31/2015	9.65617	9.65740	0
01/01/2016 to 12/31/2016	9.65740	9.57144	0
01/01/2017 to 12/31/2017	9.57144	9.46556	3,083
01/01/2018 to 12/31/2018	9.46556	9.14473	54,242
01/01/2019 to 12/31/2019	9.14473	9.60077	6,971
01/01/2020 to 12/31/2020	9.60077	10.14495	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	9.99847	11.19362	389
01/01/2015 to 12/31/2015	11.19362	11.10340	2,434
01/01/2016 to 12/31/2016	11.10340	11.06565	0
01/01/2017 to 12/31/2017	11.06565	10.95909	0
01/01/2018 to 12/31/2018	10.95909	10.57775	43,141
01/01/2019 to 12/31/2019	10.57775	11.18370	18,414
01/01/2020 to 12/31/2020	11.18370	12.11043	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	9.99847	9.84167	0
01/01/2016 to 12/31/2016	9.84167	9.77040	2,396
01/01/2017 to 12/31/2017	9.77040	9.73247	2,100
01/01/2018 to 12/31/2018	9.73247	9.36500	2,361
01/01/2019 to 12/31/2019	9.36500	10.02089	14,956
01/01/2020 to 12/31/2020	10.02089	10.78597	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	9.99695	9.78417	1,041
01/01/2017 to 12/31/2017	9.78417	9.77132	939
01/01/2018 to 12/31/2018	9.77132	9.38163	0
01/01/2019 to 12/31/2019	9.38163	10.09866	0
01/01/2020 to 12/31/2020	10.09866	10.98677	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	9.99694	9.93970	0
01/01/2018 to 12/31/2018	9.93970	9.46628	0
01/01/2019 to 12/31/2019	9.46628	10.27282	0
01/01/2020 to 12/31/2020	10.27282	11.45714	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	9.99694	9.56802	0
01/01/2019 to 12/31/2019	9.56802	10.44926	0
01/01/2020 to 12/31/2020	10.44926	11.81748	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	9.99847	11.12548	0
01/01/2020 to 12/31/2020	11.12548	12.38976	0
AST Bond Portfolio 2031
01/02/2020* to 12/31/2020	9.99848	11.00887	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.76246	10.21302	24,342
01/01/2012 to 12/31/2012	10.21302	11.29456	12,090
01/01/2013 to 12/31/2013	11.29456	13.47532	44,223
01/01/2014 to 12/31/2014	13.47532	14.02148	27,407
01/01/2015 to 12/31/2015	14.02148	13.70864	1,397
01/01/2016 to 12/31/2016	13.70864	14.24399	1,507
01/01/2017 to 12/31/2017	14.24399	16.33179	38,435
01/01/2018 to 12/31/2018	16.33179	14.89271	13,147
01/01/2019 to 12/31/2019	14.89271	17.70545	24,087
01/01/2020 to 12/31/2020	17.70545	19.52933	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	9.99771	11.55149	0
01/01/2014 to 12/31/2014	11.55149	12.76281	0
01/01/2015 to 12/31/2015	12.76281	11.96851	0
01/01/2016 to 12/31/2016	11.96851	13.37403	0
01/01/2017 to 12/31/2017	13.37403	15.40114	2,191
01/01/2018 to 12/31/2018	15.40114	14.26167	511
01/01/2019 to 12/31/2019	14.26167	18.17355	0
01/01/2020 to 12/31/2020	18.17355	18.50915	0
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	11.47011	10.59309	0
01/01/2012 to 12/31/2012	10.59309	13.06256	0
01/01/2013 to 12/31/2013	13.06256	13.25567	0
01/01/2014 to 12/31/2014	13.25567	14.68609	0
01/01/2015 to 12/31/2015	14.68609	14.26942	0
01/01/2016 to 12/31/2016	14.26942	14.00220	0
01/01/2017 to 12/31/2017	14.00220	15.10075	0
01/01/2018 to 12/31/2018	15.10075	13.99156	0
01/01/2019 to 12/31/2019	13.99156	17.02579	0
01/01/2020 to 12/31/2020	17.02579	16.06969	0
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	11.70896	12.13801	0
01/01/2012 to 12/31/2012	12.13801	13.61543	0
01/01/2013 to 12/31/2013	13.61543	13.65589	0
01/01/2014 to 12/31/2014	13.65589	17.38605	0
01/01/2015 to 12/31/2015	17.38605	17.72708	0
01/01/2016 to 12/31/2016	17.72708	18.07115	0
01/01/2017 to 12/31/2017	18.07115	18.67324	0
01/01/2018 to 12/31/2018	18.67324	17.29349	0
01/01/2019 to 12/31/2019	17.29349	22.06814	0
01/01/2020 to 12/31/2020	22.06814	20.85216	0
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.59963	8.99411	0
01/01/2012 to 12/31/2012	8.99411	10.31451	0
01/01/2013 to 12/31/2013	10.31451	10.05322	0
01/01/2014 to 12/31/2014	10.05322	9.31891	0
01/01/2015 to 12/31/2015	9.31891	7.54656	0
01/01/2016 to 12/31/2016	7.54656	8.24682	0
01/01/2017 to 12/31/2017	8.24682	10.13652	0
01/01/2018 to 12/31/2018	10.13652	8.47169	0
01/01/2019 to 12/31/2019	8.47169	9.33853	0
01/01/2020 to 12/31/2020	9.33853	9.45035	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	10.94313	10.48257	3,355
01/01/2012 to 12/31/2012	10.48257	11.27790	2,678
01/01/2013 to 12/31/2013	11.27790	12.58678	162
01/01/2014 to 12/31/2014	12.58678	12.62646	268
01/01/2015 to 12/31/2015	12.62646	12.40085	153
01/01/2016 to 12/31/2016	12.40085	12.57358	76
01/01/2017 to 12/31/2017	12.57358	14.24306	102
01/01/2018 to 12/31/2018	14.24306	12.77656	53
01/01/2019 to 12/31/2019	12.77656	14.91041	26
01/01/2020 to 12/31/2020	14.91041	15.77053	0
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99924	10.05254	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.63219	10.28798	0
01/01/2012 to 12/31/2012	10.28798	11.01804	0
01/01/2013 to 12/31/2013	11.01804	11.76744	48
01/01/2014 to 12/31/2014	11.76744	11.90634	31
01/01/2015 to 12/31/2015	11.90634	11.47359	13
01/01/2016 to 12/31/2016	11.47359	11.74527	7
01/01/2017 to 12/31/2017	11.74527	12.82641	12
01/01/2018 to 12/31/2018	12.82641	11.59152	0
01/01/2019 to 12/31/2019	11.59152	13.07887	0
01/01/2020 to 12/31/2020	13.07887	13.85966	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.41620	11.24738	217
01/01/2012 to 12/31/2012	11.24738	12.65369	223
01/01/2013 to 12/31/2013	12.65369	17.08207	0
01/01/2014 to 12/31/2014	17.08207	17.80809	0
01/01/2015 to 12/31/2015	17.80809	16.36681	0
01/01/2016 to 12/31/2016	16.36681	19.78783	0
01/01/2017 to 12/31/2017	19.78783	21.59089	0
01/01/2018 to 12/31/2018	21.59089	18.04099	0
01/01/2019 to 12/31/2019	18.04099	21.51651	0
01/01/2020 to 12/31/2020	21.51651	21.43451	0
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	9.77948	9.51316	0
01/01/2012 to 12/31/2012	9.51316	9.25176	0
01/01/2013 to 12/31/2013	9.25176	8.99738	0
01/01/2014 to 12/31/2014	8.99738	8.74997	0
01/01/2015 to 12/31/2015	8.74997	8.50940	0
01/01/2016 to 12/31/2016	8.50940	8.27606	0
01/01/2017 to 12/31/2017	8.27606	8.07653	0
01/01/2018 to 12/31/2018	8.07653	7.95534	0
01/01/2019 to 12/31/2019	7.95534	7.86747	0
01/01/2020 to 12/31/2020	7.86747	7.66814	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2011 to 12/31/2011	10.69330	10.72976	381
01/01/2012 to 12/31/2012	10.72976	11.88182	396
01/01/2013 to 12/31/2013	11.88182	12.38479	0
01/01/2014 to 12/31/2014	12.38479	12.35226	0
01/01/2015 to 12/31/2015	12.35226	11.58442	0
01/01/2016 to 12/31/2016	11.58442	13.00125	0
01/01/2017 to 12/31/2017	13.00125	13.58939	0
01/01/2018 to 12/31/2018	13.58939	12.95118	0
01/01/2019 to 12/31/2019	12.95118	14.52209	0
01/01/2020 to 12/31/2020	14.52209	14.49500	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.55041	9.83148	1,720
01/01/2012 to 12/31/2012	9.83148	11.17513	996
01/01/2013 to 12/31/2013	11.17513	15.20013	1,329
01/01/2014 to 12/31/2014	15.20013	16.81409	0
01/01/2015 to 12/31/2015	16.81409	15.07030	609
01/01/2016 to 12/31/2016	15.07030	17.57158	0
01/01/2017 to 12/31/2017	17.57158	20.36979	0
01/01/2018 to 12/31/2018	20.36979	17.00338	0
01/01/2019 to 12/31/2019	17.00338	21.41786	0
01/01/2020 to 12/31/2020	21.41786	20.88515	0
AST International Growth Portfolio
01/01/2011 to 12/31/2011	11.18449	9.47146	0
01/01/2012 to 12/31/2012	9.47146	11.08653	0
01/01/2013 to 12/31/2013	11.08653	12.83645	0
01/01/2014 to 12/31/2014	12.83645	11.79377	0
01/01/2015 to 12/31/2015	11.79377	11.83050	0
01/01/2016 to 12/31/2016	11.83050	11.07121	0
01/01/2017 to 12/31/2017	11.07121	14.58230	0
01/01/2018 to 12/31/2018	14.58230	12.28865	0
01/01/2019 to 12/31/2019	12.28865	15.78831	0
01/01/2020 to 12/31/2020	15.78831	20.16336	0
AST International Value Portfolio
01/01/2011 to 12/31/2011	10.72599	9.12230	1,763
01/01/2012 to 12/31/2012	9.12230	10.35044	1,111
01/01/2013 to 12/31/2013	10.35044	12.02540	1,610
01/01/2014 to 12/31/2014	12.02540	10.91075	0
01/01/2015 to 12/31/2015	10.91075	10.69743	871
01/01/2016 to 12/31/2016	10.69743	10.46436	1,877
01/01/2017 to 12/31/2017	10.46436	12.49919	1,800
01/01/2018 to 12/31/2018	12.49919	10.19223	658
01/01/2019 to 12/31/2019	10.19223	11.89665	0
01/01/2020 to 12/31/2020	11.89665	11.49933	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.80195	10.44554	97
01/01/2012 to 12/31/2012	10.44554	11.53760	122
01/01/2013 to 12/31/2013	11.53760	13.04727	44
01/01/2014 to 12/31/2014	13.04727	13.49604	28
01/01/2015 to 12/31/2015	13.49604	12.98737	275
01/01/2016 to 12/31/2016	12.98737	13.29018	6
01/01/2017 to 12/31/2017	13.29018	15.11747	10
01/01/2018 to 12/31/2018	15.11747	13.61580	0
01/01/2019 to 12/31/2019	13.61580	15.81419	0
01/01/2020 to 12/31/2020	15.81419	17.40323	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	10.48980	9.26818	0
01/01/2012 to 12/31/2012	9.26818	10.98758	0
01/01/2013 to 12/31/2013	10.98758	12.32685	0
01/01/2014 to 12/31/2014	12.32685	11.22470	0
01/01/2015 to 12/31/2015	11.22470	10.61084	0
01/01/2016 to 12/31/2016	10.61084	10.51919	0
01/01/2017 to 12/31/2017	10.51919	13.26240	0
01/01/2018 to 12/31/2018	13.26240	10.64273	0
01/01/2019 to 12/31/2019	10.64273	13.16778	0
01/01/2020 to 12/31/2020	13.16778	14.48063	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.51949	10.25469	2,123
01/01/2012 to 12/31/2012	10.25469	11.04117	1,261
01/01/2013 to 12/31/2013	11.04117	11.92221	1,906
01/01/2014 to 12/31/2014	11.92221	12.22615	1,492
01/01/2015 to 12/31/2015	12.22615	11.86820	905
01/01/2016 to 12/31/2016	11.86820	11.98571	835
01/01/2017 to 12/31/2017	11.98571	13.07238	1,403
01/01/2018 to 12/31/2018	13.07238	12.05929	321
01/01/2019 to 12/31/2019	12.05929	13.44103	0
01/01/2020 to 12/31/2020	13.44103	14.55539	0
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	10.70715	10.48218	0
01/01/2012 to 12/31/2012	10.48218	11.74163	0
01/01/2013 to 12/31/2013	11.74163	15.58607	0
01/01/2014 to 12/31/2014	15.58607	16.59806	0
01/01/2015 to 12/31/2015	16.59806	17.85824	0
01/01/2016 to 12/31/2016	17.85824	17.11392	0
01/01/2017 to 12/31/2017	17.11392	22.60856	0
01/01/2018 to 12/31/2018	22.60856	21.62910	0
01/01/2019 to 12/31/2019	21.62910	27.89228	0
01/01/2020 to 12/31/2020	27.89228	41.78436	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.23275	10.82462	0
01/01/2012 to 12/31/2012	10.82462	11.81764	0
01/01/2013 to 12/31/2013	11.81764	15.70050	0
01/01/2014 to 12/31/2014	15.70050	16.88573	0
01/01/2015 to 12/31/2015	16.88573	18.07533	0
01/01/2016 to 12/31/2016	18.07533	18.55975	0
01/01/2017 to 12/31/2017	18.55975	24.00594	0
01/01/2018 to 12/31/2018	24.00594	22.71469	0
01/01/2019 to 12/31/2019	22.71469	29.07745	0
01/01/2020 to 12/31/2020	29.07745	37.21193	0
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.82492	10.19791	405
01/01/2012 to 12/31/2012	10.19791	12.20578	385
01/01/2013 to 12/31/2013	12.20578	15.15062	0
01/01/2014 to 12/31/2014	15.15062	15.26888	0
01/01/2015 to 12/31/2015	15.26888	14.63132	0
01/01/2016 to 12/31/2016	14.63132	15.24199	0
01/01/2017 to 12/31/2017	15.24199	18.35819	0
01/01/2018 to 12/31/2018	18.35819	16.14522	0
01/01/2019 to 12/31/2019	16.14522	20.40508	0
01/01/2020 to 12/31/2020	20.40508	22.65777	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99771	10.24525	0
01/01/2013 to 12/31/2013	10.24525	11.84816	48
01/01/2014 to 12/31/2014	11.84816	12.11446	31
01/01/2015 to 12/31/2015	12.11446	11.63504	13
01/01/2016 to 12/31/2016	11.63504	11.80493	7
01/01/2017 to 12/31/2017	11.80493	13.37481	11
01/01/2018 to 12/31/2018	13.37481	11.92888	0
01/01/2019 to 12/31/2019	11.92888	14.24165	0
01/01/2020 to 12/31/2020	14.24165	15.21753	0
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.80059	10.44170	0
01/01/2012 to 12/31/2012	10.44170	11.88889	0
01/01/2013 to 12/31/2013	11.88889	15.80610	0
01/01/2014 to 12/31/2014	15.80610	16.71032	0
01/01/2015 to 12/31/2015	16.71032	17.42562	0
01/01/2016 to 12/31/2016	17.42562	17.27151	0
01/01/2017 to 12/31/2017	17.27151	21.95638	0
01/01/2018 to 12/31/2018	21.95638	21.80823	0
01/01/2019 to 12/31/2019	21.80823	29.22116	0
01/01/2020 to 12/31/2020	29.22116	37.07883	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	9.99771	10.15434	0
01/01/2013 to 12/31/2013	10.15434	13.28266	0
01/01/2014 to 12/31/2014	13.28266	14.23729	0
01/01/2015 to 12/31/2015	14.23729	13.74561	0
01/01/2016 to 12/31/2016	13.74561	15.16601	0
01/01/2017 to 12/31/2017	15.16601	17.30783	0
01/01/2018 to 12/31/2018	17.30783	15.12088	0
01/01/2019 to 12/31/2019	15.12088	19.02065	0
01/01/2020 to 12/31/2020	19.02065	19.21785	0
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.34173	10.70195	383
01/01/2012 to 12/31/2012	10.70195	12.44853	378
01/01/2013 to 12/31/2013	12.44853	16.00348	0
01/01/2014 to 12/31/2014	16.00348	17.35744	0
01/01/2015 to 12/31/2015	17.35744	15.92030	0
01/01/2016 to 12/31/2016	15.92030	15.73815	0
01/01/2017 to 12/31/2017	15.73815	19.45355	0
01/01/2018 to 12/31/2018	19.45355	18.09291	0
01/01/2019 to 12/31/2019	18.09291	22.90133	0
01/01/2020 to 12/31/2020	22.90133	30.03088	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.16162	10.58549	1,617
01/01/2012 to 12/31/2012	10.58549	12.05705	935
01/01/2013 to 12/31/2013	12.05705	16.65147	1,201
01/01/2014 to 12/31/2014	16.65147	18.50134	0
01/01/2015 to 12/31/2015	18.50134	16.97827	0
01/01/2016 to 12/31/2016	16.97827	19.52280	1,089
01/01/2017 to 12/31/2017	19.52280	21.60569	1,063
01/01/2018 to 12/31/2018	21.60569	17.55366	367
01/01/2019 to 12/31/2019	17.55366	20.65842	0
01/01/2020 to 12/31/2020	20.65842	19.73164	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.52841	10.34140	17,281
01/01/2012 to 12/31/2012	10.34140	11.09980	9,964
01/01/2013 to 12/31/2013	11.09980	11.78897	3,128
01/01/2014 to 12/31/2014	11.78897	12.12687	2,381
01/01/2015 to 12/31/2015	12.12687	11.81034	1,228
01/01/2016 to 12/31/2016	11.81034	12.12097	760
01/01/2017 to 12/31/2017	12.12097	12.98281	676
01/01/2018 to 12/31/2018	12.98281	12.26539	444
01/01/2019 to 12/31/2019	12.26539	13.68635	430
01/01/2020 to 12/31/2020	13.68635	14.51874	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	10.01763	10.05117	195
01/01/2012 to 12/31/2012	10.05117	10.46916	1,295
01/01/2013 to 12/31/2013	10.46916	9.94579	0
01/01/2014 to 12/31/2014	9.94579	10.25860	0
01/01/2015 to 12/31/2015	10.25860	9.94976	0
01/01/2016 to 12/31/2016	9.94976	10.08414	0
01/01/2017 to 12/31/2017	10.08414	10.36371	0
01/01/2018 to 12/31/2018	10.36371	9.99517	0
01/01/2019 to 12/31/2019	9.99517	10.66857	0
01/01/2020 to 12/31/2020	10.66857	11.00290	0
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	11.43400	10.42906	25,952
01/01/2012 to 12/31/2012	10.42906	11.45211	12,675
01/01/2013 to 12/31/2013	11.45211	13.03341	45,794
01/01/2014 to 12/31/2014	13.03341	13.84084	28,057
01/01/2015 to 12/31/2015	13.84084	13.37784	1,763
01/01/2016 to 12/31/2016	13.37784	14.32425	1,590
01/01/2017 to 12/31/2017	14.32425	16.17402	40,787
01/01/2018 to 12/31/2018	16.17402	14.53219	13,851
01/01/2019 to 12/31/2019	14.53219	16.84303	24,101
01/01/2020 to 12/31/2020	16.84303	17.33916	0
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	10.82053	10.88734	0
01/01/2012 to 12/31/2012	10.88734	12.57847	0
01/01/2013 to 12/31/2013	12.57847	16.19961	0
01/01/2014 to 12/31/2014	16.19961	18.46617	0
01/01/2015 to 12/31/2015	18.46617	18.51138	0
01/01/2016 to 12/31/2016	18.51138	20.67640	0
01/01/2017 to 12/31/2017	20.67640	24.58407	0
01/01/2018 to 12/31/2018	24.58407	21.94004	0
01/01/2019 to 12/31/2019	21.94004	26.55698	0
01/01/2020 to 12/31/2020	26.55698	24.48682	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99771	8.83297	0
01/01/2012 to 12/31/2012	8.83297	9.71986	0
01/01/2013 to 12/31/2013	9.71986	11.56990	0
01/01/2014 to 12/31/2014	11.56990	11.98312	0
01/01/2015 to 12/31/2015	11.98312	11.67109	0
01/01/2016 to 12/31/2016	11.67109	12.06855	0
01/01/2017 to 12/31/2017	12.06855	13.87272	0
01/01/2018 to 12/31/2018	13.87272	12.60861	0
01/01/2019 to 12/31/2019	12.60861	14.86204	0
01/01/2020 to 12/31/2020	14.86204	16.12651	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	12.07901	10.20705	0
01/01/2012 to 12/31/2012	10.20705	11.91843	0
01/01/2013 to 12/31/2013	11.91843	16.32126	0
01/01/2014 to 12/31/2014	16.32126	16.65666	0
01/01/2015 to 12/31/2015	16.65666	16.41481	0
01/01/2016 to 12/31/2016	16.41481	17.19356	0
01/01/2017 to 12/31/2017	17.19356	21.35257	0
01/01/2018 to 12/31/2018	21.35257	18.51052	0
01/01/2019 to 12/31/2019	18.51052	24.56907	0
01/01/2020 to 12/31/2020	24.56907	32.30104	0
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.53600	12.07235	0
01/01/2012 to 12/31/2012	12.07235	13.16924	0
01/01/2013 to 12/31/2013	13.16924	17.31206	0
01/01/2014 to 12/31/2014	17.31206	17.47895	0
01/01/2015 to 12/31/2015	17.47895	17.13180	0
01/01/2016 to 12/31/2016	17.13180	18.67407	0
01/01/2017 to 12/31/2017	18.67407	22.50563	0
01/01/2018 to 12/31/2018	22.50563	20.04400	0
01/01/2019 to 12/31/2019	20.04400	25.36426	0
01/01/2020 to 12/31/2020	25.36426	36.60369	0
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.39297	10.41785	1,645
01/01/2012 to 12/31/2012	10.41785	11.97090	956
01/01/2013 to 12/31/2013	11.97090	15.99607	1,244
01/01/2014 to 12/31/2014	15.99607	16.37571	0
01/01/2015 to 12/31/2015	16.37571	15.23896	610
01/01/2016 to 12/31/2016	15.23896	19.14926	1,182
01/01/2017 to 12/31/2017	19.14926	19.99239	1,140
01/01/2018 to 12/31/2018	19.99239	16.11998	396
01/01/2019 to 12/31/2019	16.11998	19.12242	0
01/01/2020 to 12/31/2020	19.12242	18.75683	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.62382	10.53707	1,206
01/01/2012 to 12/31/2012	10.53707	11.62994	1,262
01/01/2013 to 12/31/2013	11.62994	13.21403	4,046
01/01/2014 to 12/31/2014	13.21403	13.60632	4,232
01/01/2015 to 12/31/2015	13.60632	13.23766	582
01/01/2016 to 12/31/2016	13.23766	13.84577	121
01/01/2017 to 12/31/2017	13.84577	15.54092	181
01/01/2018 to 12/31/2018	15.54092	14.30626	65
01/01/2019 to 12/31/2019	14.30626	16.81295	0
01/01/2020 to 12/31/2020	16.81295	18.40021	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.06509	10.57896	0
01/01/2012 to 12/31/2012	10.57896	12.09650	0
01/01/2013 to 12/31/2013	12.09650	16.94341	0
01/01/2014 to 12/31/2014	16.94341	17.85268	0
01/01/2015 to 12/31/2015	17.85268	19.02559	0
01/01/2016 to 12/31/2016	19.02559	19.00297	0
01/01/2017 to 12/31/2017	19.00297	25.48412	0
01/01/2018 to 12/31/2018	25.48412	25.73761	0
01/01/2019 to 12/31/2019	25.73761	32.09598	0
01/01/2020 to 12/31/2020	32.09598	43.63902	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.59935	10.25763	0
01/01/2012 to 12/31/2012	10.25763	11.31190	0
01/01/2013 to 12/31/2013	11.31190	14.81056	0
01/01/2014 to 12/31/2014	14.81056	14.62760	0
01/01/2015 to 12/31/2015	14.62760	13.36264	0
01/01/2016 to 12/31/2016	13.36264	13.79254	1,498
01/01/2017 to 12/31/2017	13.79254	15.63487	1,454
01/01/2018 to 12/31/2018	15.63487	13.72626	484
01/01/2019 to 12/31/2019	13.72626	16.81554	0
01/01/2020 to 12/31/2020	16.81554	16.69485	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	11.40251	9.43499	0
01/01/2012 to 12/31/2012	9.43499	9.50688	0
01/01/2013 to 12/31/2013	9.50688	10.66755	0
01/01/2014 to 12/31/2014	10.66755	9.50673	0
01/01/2015 to 12/31/2015	9.50673	7.46513	0
01/01/2016 to 12/31/2016	7.46513	9.04745	0
01/01/2017 to 12/31/2017	9.04745	9.70630	0
01/01/2018 to 12/31/2018	9.70630	7.86602	0
01/01/2019 to 12/31/2019	7.86602	8.93997	0
01/01/2020 to 12/31/2020	8.93997	8.50074	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	11.42724	10.72987	0
01/01/2012 to 12/31/2012	10.72987	12.35534	0
01/01/2013 to 12/31/2013	12.35534	15.91067	0
01/01/2014 to 12/31/2014	15.91067	17.78949	0
01/01/2015 to 12/31/2015	17.78949	16.15699	564
01/01/2016 to 12/31/2016	16.15699	17.91292	0
01/01/2017 to 12/31/2017	17.91292	20.65002	0
01/01/2018 to 12/31/2018	20.65002	16.76056	0
01/01/2019 to 12/31/2019	16.76056	19.42037	0
01/01/2020 to 12/31/2020	19.42037	17.78838	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.99771	8.77077	0
01/01/2012 to 12/31/2012	8.77077	9.46811	0
01/01/2013 to 12/31/2013	9.46811	11.09563	52
01/01/2014 to 12/31/2014	11.09563	11.38453	34
01/01/2015 to 12/31/2015	11.38453	11.00146	70,318
01/01/2016 to 12/31/2016	11.00146	11.39766	20,971
01/01/2017 to 12/31/2017	11.39766	12.59191	1,567
01/01/2018 to 12/31/2018	12.59191	11.63189	520
01/01/2019 to 12/31/2019	11.63189	13.63716	0
01/01/2020 to 12/31/2020	13.63716	14.14525	0
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	10.33336	10.65525	536
01/01/2012 to 12/31/2012	10.65525	11.17547	589
01/01/2013 to 12/31/2013	11.17547	10.70590	0
01/01/2014 to 12/31/2014	10.70590	11.16093	0
01/01/2015 to 12/31/2015	11.16093	10.98822	0
01/01/2016 to 12/31/2016	10.98822	11.23709	0
01/01/2017 to 12/31/2017	11.23709	11.61831	0
01/01/2018 to 12/31/2018	11.61831	11.04128	658
01/01/2019 to 12/31/2019	11.04128	12.05853	0
01/01/2020 to 12/31/2020	12.05853	12.67780	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued before 2-25-2013)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.05357	9.68945	172,922
01/01/2012 to 12/31/2012	9.68945	10.79903	187,764
01/01/2013 to 12/31/2013	10.79903	11.75851	169,163
01/01/2014 to 12/31/2014	11.75851	12.08662	230,801
01/01/2015 to 12/31/2015	12.08662	11.58176	286,697
01/01/2016 to 12/31/2016	11.58176	12.19380	296,022
01/01/2017 to 12/31/2017	12.19380	13.59275	280,237
01/01/2018 to 12/31/2018	13.59275	12.36263	241,676
01/01/2019 to 12/31/2019	12.36263	14.20530	238,428
01/01/2020 to 12/31/2020	14.20530	14.65795	228,821
AST Advanced Strategies Portfolio
01/01/2011 to 12/31/2011	10.59254	10.49952	36,272
01/01/2012 to 12/31/2012	10.49952	11.81435	79,091
01/01/2013 to 12/31/2013	11.81435	13.63409	158,790
01/01/2014 to 12/31/2014	13.63409	14.32368	180,239
01/01/2015 to 12/31/2015	14.32368	14.29579	206,753
01/01/2016 to 12/31/2016	14.29579	15.16031	258,359
01/01/2017 to 12/31/2017	15.16031	17.55127	276,330
01/01/2018 to 12/31/2018	17.55127	16.35373	293,477
01/01/2019 to 12/31/2019	16.35373	19.73136	269,061
01/01/2020 to 12/31/2020	19.73136	21.62240	261,751
AST AllianzGI World Trends Portfolio
01/01/2011 to 12/31/2011	9.99007	9.71160	5,942
01/01/2012 to 12/31/2012	9.71160	10.60403	50,477
01/01/2013 to 12/31/2013	10.60403	11.80510	62,149
01/01/2014 to 12/31/2014	11.80510	12.28896	69,809
01/01/2015 to 12/31/2015	12.28896	12.14719	72,169
01/01/2016 to 12/31/2016	12.14719	12.60617	100,956
01/01/2017 to 12/31/2017	12.60617	14.50774	139,717
01/01/2018 to 12/31/2018	14.50774	13.22832	137,096
01/01/2019 to 12/31/2019	13.22832	15.46111	147,025
01/01/2020 to 12/31/2020	15.46111	17.46615	146,805
AST Balanced Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.40804	10.17985	366,569
01/01/2012 to 12/31/2012	10.17985	11.33645	524,542
01/01/2013 to 12/31/2013	11.33645	13.20498	566,259
01/01/2014 to 12/31/2014	13.20498	13.92690	843,587
01/01/2015 to 12/31/2015	13.92690	13.85466	1,049,212
01/01/2016 to 12/31/2016	13.85466	14.58164	1,373,384
01/01/2017 to 12/31/2017	14.58164	16.58958	1,583,679
01/01/2018 to 12/31/2018	16.58958	15.61408	1,661,615
01/01/2019 to 12/31/2019	15.61408	18.46124	1,774,057
01/01/2020 to 12/31/2020	18.46124	20.42947	1,843,290

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2011 to 12/31/2011	11.77276	11.91843	101,716
01/01/2012 to 12/31/2012	11.91843	12.35443	57,567
01/01/2013 to 12/31/2013	12.35443	11.96593	61,513
01/01/2014 to 12/31/2014	11.96593	11.83586	56,087
01/01/2015 to 12/31/2015	11.83586	11.77554	95,573
01/01/2016 to 12/31/2016	11.77554	11.85025	101,282
01/01/2017 to 12/31/2017	11.85025	11.93304	177,391
01/01/2018 to 12/31/2018	11.93304	11.90270	280,925
01/01/2019 to 12/31/2019	11.90270	12.32937	290,821
01/01/2020 to 12/31/2020	12.32937	12.51982	297,341
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2011 to 12/31/2011	12.57524	12.84647	42,310
01/01/2012 to 12/31/2012	12.84647	13.90489	141,041
01/01/2013 to 12/31/2013	13.90489	13.51422	157,940
01/01/2014 to 12/31/2014	13.51422	13.94662	156,494
01/01/2015 to 12/31/2015	13.94662	13.51743	159,560
01/01/2016 to 12/31/2016	13.51743	13.94960	163,286
01/01/2017 to 12/31/2017	13.94960	14.41424	156,940
01/01/2018 to 12/31/2018	14.41424	14.17661	155,240
01/01/2019 to 12/31/2019	14.17661	15.33112	170,125
01/01/2020 to 12/31/2020	15.33112	16.29730	159,684
AST Capital Growth Asset Allocation Portfolio
01/01/2011 to 12/31/2011	9.88109	9.54594	115,629
01/01/2012 to 12/31/2012	9.54594	10.74833	85,759
01/01/2013 to 12/31/2013	10.74833	13.05551	147,135
01/01/2014 to 12/31/2014	13.05551	13.83039	261,580
01/01/2015 to 12/31/2015	13.83039	13.76649	412,131
01/01/2016 to 12/31/2016	13.76649	14.56220	531,059
01/01/2017 to 12/31/2017	14.56220	16.99771	642,736
01/01/2018 to 12/31/2018	16.99771	15.78215	717,176
01/01/2019 to 12/31/2019	15.78215	19.10225	788,216
01/01/2020 to 12/31/2020	19.10225	21.45112	843,766
AST Cohen & Steers Global Realty Portfolio
01/01/2011 to 12/31/2011	9.76197	9.17833	541
01/01/2012 to 12/31/2012	9.17833	11.52315	1,910
01/01/2013 to 12/31/2013	11.52315	11.90508	5,835
01/01/2014 to 12/31/2014	11.90508	13.42844	9,633
01/01/2015 to 12/31/2015	13.42844	13.28358	9,943
01/01/2016 to 12/31/2016	13.28358	13.26990	23,866
01/01/2017 to 12/31/2017	13.26990	14.56915	23,573
01/01/2018 to 12/31/2018	14.56915	13.74481	23,009
01/01/2019 to 12/31/2019	13.74481	17.02803	24,798
01/01/2020 to 12/31/2020	17.02803	16.36283	28,912
AST Cohen & Steers Realty Portfolio
01/01/2011 to 12/31/2011	8.36127	8.82419	4,845
01/01/2012 to 12/31/2012	8.82419	10.07765	33,808
01/01/2013 to 12/31/2013	10.07765	10.29050	28,693
01/01/2014 to 12/31/2014	10.29050	13.33818	33,765
01/01/2015 to 12/31/2015	13.33818	13.84584	49,429
01/01/2016 to 12/31/2016	13.84584	14.36896	61,695
01/01/2017 to 12/31/2017	14.36896	15.11555	58,323
01/01/2018 to 12/31/2018	15.11555	14.25356	59,512
01/01/2019 to 12/31/2019	14.25356	18.51789	60,285
01/01/2020 to 12/31/2020	18.51789	17.81454	64,082

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Emerging Markets Equity Portfolio
01/01/2011 to 12/31/2011	11.15868	8.80869	2,616
01/01/2012 to 12/31/2012	8.80869	10.28504	3,295
01/01/2013 to 12/31/2013	10.28504	10.20593	18,822
01/01/2014 to 12/31/2014	10.20593	9.63174	22,153
01/01/2015 to 12/31/2015	9.63174	7.94129	23,602
01/01/2016 to 12/31/2016	7.94129	8.83470	26,731
01/01/2017 to 12/31/2017	8.83470	11.05480	36,278
01/01/2018 to 12/31/2018	11.05480	9.40746	33,283
01/01/2019 to 12/31/2019	9.40746	10.55768	26,904
01/01/2020 to 12/31/2020	10.55768	10.87757	23,580
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2011 to 12/31/2011	9.70021	9.45972	70,843
01/01/2012 to 12/31/2012	9.45972	10.36217	125,844
01/01/2013 to 12/31/2013	10.36217	11.77393	141,532
01/01/2014 to 12/31/2014	11.77393	12.02477	146,745
01/01/2015 to 12/31/2015	12.02477	12.02372	175,869
01/01/2016 to 12/31/2016	12.02372	12.41117	191,548
01/01/2017 to 12/31/2017	12.41117	14.31272	207,742
01/01/2018 to 12/31/2018	14.31272	13.07285	192,111
01/01/2019 to 12/31/2019	13.07285	15.53206	198,626
01/01/2020 to 12/31/2020	15.53206	16.72529	188,642
AST Global Bond Portfolio
11/13/2020* to 12/31/2020	9.99973	10.07671	116,944
AST Goldman Sachs Multi-Asset Portfolio
01/01/2011 to 12/31/2011	10.32606	10.17206	13,151
01/01/2012 to 12/31/2012	10.17206	11.09154	67,208
01/01/2013 to 12/31/2013	11.09154	12.06017	27,028
01/01/2014 to 12/31/2014	12.06017	12.42331	62,516
01/01/2015 to 12/31/2015	12.42331	12.18843	73,646
01/01/2016 to 12/31/2016	12.18843	12.70214	98,929
01/01/2017 to 12/31/2017	12.70214	14.12146	96,526
01/01/2018 to 12/31/2018	14.12146	12.99418	83,476
01/01/2019 to 12/31/2019	12.99418	14.92684	85,776
01/01/2020 to 12/31/2020	14.92684	16.10419	73,254
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	12.07909	12.11532	1,906
01/01/2012 to 12/31/2012	12.11532	13.87726	4,328
01/01/2013 to 12/31/2013	13.87726	19.07270	10,593
01/01/2014 to 12/31/2014	19.07270	20.24314	14,911
01/01/2015 to 12/31/2015	20.24314	18.94153	28,415
01/01/2016 to 12/31/2016	18.94153	23.31383	35,607
01/01/2017 to 12/31/2017	23.31383	25.89693	38,501
01/01/2018 to 12/31/2018	25.89693	22.03326	44,443
01/01/2019 to 12/31/2019	22.03326	26.75324	46,090
01/01/2020 to 12/31/2020	26.75324	27.13377	54,152

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2011 to 12/31/2011	10.27485	10.17598	28,226
01/01/2012 to 12/31/2012	10.17598	10.07626	137,020
01/01/2013 to 12/31/2013	10.07626	9.97714	122,291
01/01/2014 to 12/31/2014	9.97714	9.87852	250,708
01/01/2015 to 12/31/2015	9.87852	9.78032	270,947
01/01/2016 to 12/31/2016	9.78032	9.68399	281,767
01/01/2017 to 12/31/2017	9.68399	9.62117	396,090
01/01/2018 to 12/31/2018	9.62117	9.64920	275,729
01/01/2019 to 12/31/2019	9.64920	9.71522	182,453
01/01/2020 to 12/31/2020	9.71522	9.64093	305,311
AST High Yield Portfolio
01/01/2011 to 12/31/2011	11.08074	11.31919	24,364
01/01/2012 to 12/31/2012	11.31919	12.76194	53,227
01/01/2013 to 12/31/2013	12.76194	13.54280	47,007
01/01/2014 to 12/31/2014	13.54280	13.75166	62,152
01/01/2015 to 12/31/2015	13.75166	13.13027	80,541
01/01/2016 to 12/31/2016	13.13027	15.00201	109,170
01/01/2017 to 12/31/2017	15.00201	15.96360	109,039
01/01/2018 to 12/31/2018	15.96360	15.49079	124,974
01/01/2019 to 12/31/2019	15.49079	17.68393	125,024
01/01/2020 to 12/31/2020	17.68393	17.97045	121,515
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	7.55590	7.16817	1,094
01/01/2012 to 12/31/2012	7.16817	8.29561	14,852
01/01/2013 to 12/31/2013	8.29561	11.48738	31,898
01/01/2014 to 12/31/2014	11.48738	12.93708	42,358
01/01/2015 to 12/31/2015	12.93708	11.80525	49,990
01/01/2016 to 12/31/2016	11.80525	14.01298	61,709
01/01/2017 to 12/31/2017	14.01298	16.53743	85,467
01/01/2018 to 12/31/2018	16.53743	14.05575	103,948
01/01/2019 to 12/31/2019	14.05575	18.02518	107,832
01/01/2020 to 12/31/2020	18.02518	17.89519	109,128
AST International Growth Portfolio
01/01/2011 to 12/31/2011	9.01789	7.77483	437
01/01/2012 to 12/31/2012	7.77483	9.26557	8,321
01/01/2013 to 12/31/2013	9.26557	10.92201	15,690
01/01/2014 to 12/31/2014	10.92201	10.21646	15,533
01/01/2015 to 12/31/2015	10.21646	10.43383	19,369
01/01/2016 to 12/31/2016	10.43383	9.94030	16,568
01/01/2017 to 12/31/2017	9.94030	13.32866	20,148
01/01/2018 to 12/31/2018	13.32866	11.43688	25,328
01/01/2019 to 12/31/2019	11.43688	14.95971	29,398
01/01/2020 to 12/31/2020	14.95971	19.45065	34,784
AST International Value Portfolio
01/01/2011 to 12/31/2011	9.17929	7.94794	1,773
01/01/2012 to 12/31/2012	7.94794	9.18156	3,131
01/01/2013 to 12/31/2013	9.18156	10.86035	7,431
01/01/2014 to 12/31/2014	10.86035	10.03208	9,404
01/01/2015 to 12/31/2015	10.03208	10.01389	11,194
01/01/2016 to 12/31/2016	10.01389	9.97240	10,720
01/01/2017 to 12/31/2017	9.97240	12.12628	12,615
01/01/2018 to 12/31/2018	12.12628	10.06836	9,185
01/01/2019 to 12/31/2019	10.06836	11.96465	9,097
01/01/2020 to 12/31/2020	11.96465	11.77440	12,162

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2011 to 12/31/2011	10.13569	9.97825	1,208
01/01/2012 to 12/31/2012	9.97825	11.22134	27,647
01/01/2013 to 12/31/2013	11.22134	12.91910	27,963
01/01/2014 to 12/31/2014	12.91910	13.60521	34,332
01/01/2015 to 12/31/2015	13.60521	13.32949	53,555
01/01/2016 to 12/31/2016	13.32949	13.88622	58,208
01/01/2017 to 12/31/2017	13.88622	16.08024	65,148
01/01/2018 to 12/31/2018	16.08024	14.74659	61,814
01/01/2019 to 12/31/2019	14.74659	17.43752	95,993
01/01/2020 to 12/31/2020	17.43752	19.53693	95,827
AST J.P. Morgan International Equity Portfolio
01/01/2011 to 12/31/2011	9.09678	8.18270	11,011
01/01/2012 to 12/31/2012	8.18270	9.87658	14,182
01/01/2013 to 12/31/2013	9.87658	11.28094	28,745
01/01/2014 to 12/31/2014	11.28094	10.45830	71,525
01/01/2015 to 12/31/2015	10.45830	10.06541	106,352
01/01/2016 to 12/31/2016	10.06541	10.15840	111,320
01/01/2017 to 12/31/2017	10.15840	13.03844	128,328
01/01/2018 to 12/31/2018	13.03844	10.65367	196,763
01/01/2019 to 12/31/2019	10.65367	13.41967	171,119
01/01/2020 to 12/31/2020	13.41967	15.02475	187,611
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2011 to 12/31/2011	10.65289	10.57215	44,156
01/01/2012 to 12/31/2012	10.57215	11.58947	68,595
01/01/2013 to 12/31/2013	11.58947	12.74066	67,156
01/01/2014 to 12/31/2014	12.74066	13.30181	88,614
01/01/2015 to 12/31/2015	13.30181	13.14611	89,830
01/01/2016 to 12/31/2016	13.14611	13.51574	125,636
01/01/2017 to 12/31/2017	13.51574	15.00708	141,975
01/01/2018 to 12/31/2018	15.00708	14.09612	134,968
01/01/2019 to 12/31/2019	14.09612	15.99541	138,165
01/01/2020 to 12/31/2020	15.99541	17.63488	139,672
AST Jennison Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.35164	11.31377	0
01/01/2012 to 12/31/2012	11.31377	12.90295	518
01/01/2013 to 12/31/2013	12.90295	17.43738	5,435
01/01/2014 to 12/31/2014	17.43738	18.90555	8,490
01/01/2015 to 12/31/2015	18.90555	20.70893	10,511
01/01/2016 to 12/31/2016	20.70893	20.20390	10,182
01/01/2017 to 12/31/2017	20.20390	27.17167	14,178
01/01/2018 to 12/31/2018	27.17167	26.46778	16,937
01/01/2019 to 12/31/2019	26.46778	34.74953	20,499
01/01/2020 to 12/31/2020	34.74953	52.99759	27,829
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	9.74903	9.56442	5,154
01/01/2012 to 12/31/2012	9.56442	10.63120	48,310
01/01/2013 to 12/31/2013	10.63120	14.37959	35,153
01/01/2014 to 12/31/2014	14.37959	15.74482	73,599
01/01/2015 to 12/31/2015	15.74482	17.15902	82,680
01/01/2016 to 12/31/2016	17.15902	17.93663	79,915
01/01/2017 to 12/31/2017	17.93663	23.61802	104,767
01/01/2018 to 12/31/2018	23.61802	22.75449	128,715
01/01/2019 to 12/31/2019	22.75449	29.65526	119,761
01/01/2020 to 12/31/2020	29.65526	38.63746	126,949

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2011 to 12/31/2011	10.33903	9.91614	18,473
01/01/2012 to 12/31/2012	9.91614	12.08368	28,565
01/01/2013 to 12/31/2013	12.08368	15.27018	35,474
01/01/2014 to 12/31/2014	15.27018	15.66783	48,968
01/01/2015 to 12/31/2015	15.66783	15.28549	63,770
01/01/2016 to 12/31/2016	15.28549	16.21071	73,574
01/01/2017 to 12/31/2017	16.21071	19.87703	102,439
01/01/2018 to 12/31/2018	19.87703	17.79928	108,751
01/01/2019 to 12/31/2019	17.79928	22.90247	107,745
01/01/2020 to 12/31/2020	22.90247	25.89091	98,947
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	9.99918	10.37057	16,117
01/01/2013 to 12/31/2013	10.37057	12.20998	8,126
01/01/2014 to 12/31/2014	12.20998	12.71038	13,083
01/01/2015 to 12/31/2015	12.71038	12.42824	15,806
01/01/2016 to 12/31/2016	12.42824	12.83725	25,969
01/01/2017 to 12/31/2017	12.83725	14.80668	26,954
01/01/2018 to 12/31/2018	14.80668	13.44632	22,681
01/01/2019 to 12/31/2019	13.44632	16.34372	74,074
01/01/2020 to 12/31/2020	16.34372	17.77964	115,259
AST MFS Growth Portfolio
01/01/2011 to 12/31/2011	10.04775	9.88927	3,386
01/01/2012 to 12/31/2012	9.88927	11.46400	5,224
01/01/2013 to 12/31/2013	11.46400	15.51686	16,702
01/01/2014 to 12/31/2014	15.51686	16.70138	32,940
01/01/2015 to 12/31/2015	16.70138	17.73141	52,858
01/01/2016 to 12/31/2016	17.73141	17.89169	66,755
01/01/2017 to 12/31/2017	17.89169	23.15489	77,695
01/01/2018 to 12/31/2018	23.15489	23.41734	98,238
01/01/2019 to 12/31/2019	23.41734	31.94467	95,673
01/01/2020 to 12/31/2020	31.94467	41.26780	99,404
AST Mid-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.42903	11.93976	1,490
01/01/2012 to 12/31/2012	11.93976	14.14015	10,307
01/01/2013 to 12/31/2013	14.14015	18.50694	16,778
01/01/2014 to 12/31/2014	18.50694	20.43596	21,586
01/01/2015 to 12/31/2015	20.43596	19.08331	59,327
01/01/2016 to 12/31/2016	19.08331	19.20543	63,514
01/01/2017 to 12/31/2017	19.20543	24.16719	79,947
01/01/2018 to 12/31/2018	24.16719	22.88626	98,056
01/01/2019 to 12/31/2019	22.88626	29.49267	101,734
01/01/2020 to 12/31/2020	29.49267	39.37383	108,358
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	9.97960	9.63540	10,393
01/01/2012 to 12/31/2012	9.63540	11.17393	15,841
01/01/2013 to 12/31/2013	11.17393	15.71072	36,628
01/01/2014 to 12/31/2014	15.71072	17.77178	44,348
01/01/2015 to 12/31/2015	17.77178	16.60400	54,248
01/01/2016 to 12/31/2016	16.60400	19.43671	60,770
01/01/2017 to 12/31/2017	19.43671	21.89837	74,157
01/01/2018 to 12/31/2018	21.89837	18.11547	87,816
01/01/2019 to 12/31/2019	18.11547	21.70530	83,900
01/01/2020 to 12/31/2020	21.70530	21.10671	84,720

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2011 to 12/31/2011	11.15697	11.15675	207,615
01/01/2012 to 12/31/2012	11.15675	12.19226	449,309
01/01/2013 to 12/31/2013	12.19226	13.18351	433,397
01/01/2014 to 12/31/2014	13.18351	13.80684	626,045
01/01/2015 to 12/31/2015	13.80684	13.68969	718,355
01/01/2016 to 12/31/2016	13.68969	14.30327	825,544
01/01/2017 to 12/31/2017	14.30327	15.59655	983,931
01/01/2018 to 12/31/2018	15.59655	15.00285	894,586
01/01/2019 to 12/31/2019	15.00285	17.04382	941,208
01/01/2020 to 12/31/2020	17.04382	18.40748	988,443
AST Prudential Growth Allocation Portfolio
01/01/2011 to 12/31/2011	9.65573	8.96603	49,820
01/01/2012 to 12/31/2012	8.96603	10.02421	61,112
01/01/2013 to 12/31/2013	10.02421	11.61472	94,352
01/01/2014 to 12/31/2014	11.61472	12.55744	195,413
01/01/2015 to 12/31/2015	12.55744	12.35696	264,830
01/01/2016 to 12/31/2016	12.35696	13.46983	281,928
01/01/2017 to 12/31/2017	13.46983	15.48350	579,941
01/01/2018 to 12/31/2018	15.48350	14.16509	601,960
01/01/2019 to 12/31/2019	14.16509	16.71458	563,955
01/01/2020 to 12/31/2020	16.71458	17.51827	517,270
AST QMA US Equity Alpha Portfolio
01/01/2011 to 12/31/2011	8.64622	8.85664	491
01/01/2012 to 12/31/2012	8.85664	10.41779	1,912
01/01/2013 to 12/31/2013	10.41779	13.65949	8,717
01/01/2014 to 12/31/2014	13.65949	15.85219	20,322
01/01/2015 to 12/31/2015	15.85219	16.17865	28,273
01/01/2016 to 12/31/2016	16.17865	18.39686	44,915
01/01/2017 to 12/31/2017	18.39686	22.26804	47,201
01/01/2018 to 12/31/2018	22.26804	20.23491	57,393
01/01/2019 to 12/31/2019	20.23491	24.93613	60,624
01/01/2020 to 12/31/2020	24.93613	23.40867	61,609
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	9.99918	8.93992	0
01/01/2012 to 12/31/2012	8.93992	10.01604	21,087
01/01/2013 to 12/31/2013	10.01604	12.13798	25,309
01/01/2014 to 12/31/2014	12.13798	12.79898	15,325
01/01/2015 to 12/31/2015	12.79898	12.69136	93,053
01/01/2016 to 12/31/2016	12.69136	13.36031	201,968
01/01/2017 to 12/31/2017	13.36031	15.63441	221,992
01/01/2018 to 12/31/2018	15.63441	14.46842	278,782
01/01/2019 to 12/31/2019	14.46842	17.36278	179,321
01/01/2020 to 12/31/2020	17.36278	19.18082	159,190
AST Small-Cap Growth Opportunities Portfolio
01/01/2011 to 12/31/2011	10.41905	8.96343	2,264
01/01/2012 to 12/31/2012	8.96343	10.65604	9,161
01/01/2013 to 12/31/2013	10.65604	14.85632	15,705
01/01/2014 to 12/31/2014	14.85632	15.43593	19,852
01/01/2015 to 12/31/2015	15.43593	15.48715	29,778
01/01/2016 to 12/31/2016	15.48715	16.51462	32,216
01/01/2017 to 12/31/2017	16.51462	20.87920	46,248
01/01/2018 to 12/31/2018	20.87920	18.42985	62,800
01/01/2019 to 12/31/2019	18.42985	24.90454	65,318
01/01/2020 to 12/31/2020	24.90454	33.33401	70,880

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2011 to 12/31/2011	12.06406	11.82778	819
01/01/2012 to 12/31/2012	11.82778	13.13644	5,376
01/01/2013 to 12/31/2013	13.13644	17.58113	12,287
01/01/2014 to 12/31/2014	17.58113	18.07191	13,769
01/01/2015 to 12/31/2015	18.07191	18.03357	12,680
01/01/2016 to 12/31/2016	18.03357	20.01168	20,627
01/01/2017 to 12/31/2017	20.01168	24.55270	24,216
01/01/2018 to 12/31/2018	24.55270	22.26553	15,944
01/01/2019 to 12/31/2019	22.26553	28.68509	21,046
01/01/2020 to 12/31/2020	28.68509	42.14436	20,176
AST Small-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.30053	9.58913	680
01/01/2012 to 12/31/2012	9.58913	11.21832	7,416
01/01/2013 to 12/31/2013	11.21832	15.26149	17,249
01/01/2014 to 12/31/2014	15.26149	15.90635	18,760
01/01/2015 to 12/31/2015	15.90635	15.07015	20,694
01/01/2016 to 12/31/2016	15.07015	19.27868	20,881
01/01/2017 to 12/31/2017	19.27868	20.49063	31,112
01/01/2018 to 12/31/2018	20.49063	16.82275	44,188
01/01/2019 to 12/31/2019	16.82275	20.31714	38,704
01/01/2020 to 12/31/2020	20.31714	20.28945	34,689
AST T. Rowe Price Asset Allocation Portfolio
01/01/2011 to 12/31/2011	10.52807	10.63067	60,944
01/01/2012 to 12/31/2012	10.63067	11.94592	170,982
01/01/2013 to 12/31/2013	11.94592	13.81861	463,674
01/01/2014 to 12/31/2014	13.81861	14.48626	626,426
01/01/2015 to 12/31/2015	14.48626	14.34890	810,547
01/01/2016 to 12/31/2016	14.34890	15.27883	843,845
01/01/2017 to 12/31/2017	15.27883	17.45860	944,414
01/01/2018 to 12/31/2018	17.45860	16.36414	1,089,691
01/01/2019 to 12/31/2019	16.36414	19.57926	1,092,615
01/01/2020 to 12/31/2020	19.57926	21.81517	1,151,333
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2011 to 12/31/2011	11.20897	10.91000	4,699
01/01/2012 to 12/31/2012	10.91000	12.70117	19,767
01/01/2013 to 12/31/2013	12.70117	18.11188	40,364
01/01/2014 to 12/31/2014	18.11188	19.42910	54,961
01/01/2015 to 12/31/2015	19.42910	21.08029	51,404
01/01/2016 to 12/31/2016	21.08029	21.43515	65,202
01/01/2017 to 12/31/2017	21.43515	29.26401	69,075
01/01/2018 to 12/31/2018	29.26401	30.09300	84,325
01/01/2019 to 12/31/2019	30.09300	38.20629	75,559
01/01/2020 to 12/31/2020	38.20629	52.88590	78,082
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2011 to 12/31/2011	8.25078	8.12903	4,250
01/01/2012 to 12/31/2012	8.12903	9.12709	14,114
01/01/2013 to 12/31/2013	9.12709	12.16608	25,451
01/01/2014 to 12/31/2014	12.16608	12.23327	30,161
01/01/2015 to 12/31/2015	12.23327	11.37778	29,175
01/01/2016 to 12/31/2016	11.37778	11.95569	29,680
01/01/2017 to 12/31/2017	11.95569	13.79697	56,686
01/01/2018 to 12/31/2018	13.79697	12.33326	110,849
01/01/2019 to 12/31/2019	12.33326	15.38238	310,299
01/01/2020 to 12/31/2020	15.38238	15.54840	393,130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2011 to 12/31/2011	12.17409	10.25550	19,083
01/01/2012 to 12/31/2012	10.25550	10.52125	16,869
01/01/2013 to 12/31/2013	10.52125	12.01930	30,337
01/01/2014 to 12/31/2014	12.01930	10.90540	40,792
01/01/2015 to 12/31/2015	10.90540	8.71869	53,185
01/01/2016 to 12/31/2016	8.71869	10.75741	93,994
01/01/2017 to 12/31/2017	10.75741	11.74892	94,161
01/01/2018 to 12/31/2018	11.74892	9.69486	85,217
01/01/2019 to 12/31/2019	9.69486	11.21779	79,899
01/01/2020 to 12/31/2020	11.21779	10.86002	82,443
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2011 to 12/31/2011	10.42410	9.96483	972
01/01/2012 to 12/31/2012	9.96483	11.68256	7,983
01/01/2013 to 12/31/2013	11.68256	15.31633	5,233
01/01/2014 to 12/31/2014	15.31633	17.43481	8,434
01/01/2015 to 12/31/2015	17.43481	16.12146	25,811
01/01/2016 to 12/31/2016	16.12146	18.19606	25,555
01/01/2017 to 12/31/2017	18.19606	21.35480	27,034
01/01/2018 to 12/31/2018	21.35480	17.64836	28,454
01/01/2019 to 12/31/2019	17.64836	20.81892	25,271
01/01/2020 to 12/31/2020	20.81892	19.41485	28,637
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	9.80618	8.70580	20,325
01/01/2012 to 12/31/2012	8.70580	9.56832	21,025
01/01/2013 to 12/31/2013	9.56832	11.41596	32,813
01/01/2014 to 12/31/2014	11.41596	11.92516	51,705
01/01/2015 to 12/31/2015	11.92516	11.73237	76,182
01/01/2016 to 12/31/2016	11.73237	12.37437	94,590
01/01/2017 to 12/31/2017	12.37437	13.91758	107,900
01/01/2018 to 12/31/2018	13.91758	13.09050	100,403
01/01/2019 to 12/31/2019	13.09050	15.62487	109,062
01/01/2020 to 12/31/2020	15.62487	16.50039	99,379
AST Western Asset Core Plus Bond Portfolio
01/01/2011 to 12/31/2011	11.05727	11.60740	6,542
01/01/2012 to 12/31/2012	11.60740	12.39484	37,608
01/01/2013 to 12/31/2013	12.39484	12.08896	36,684
01/01/2014 to 12/31/2014	12.08896	12.83064	48,572
01/01/2015 to 12/31/2015	12.83064	12.86080	60,874
01/01/2016 to 12/31/2016	12.86080	13.38950	106,795
01/01/2017 to 12/31/2017	13.38950	14.09350	107,980
01/01/2018 to 12/31/2018	14.09350	13.63727	340,141
01/01/2019 to 12/31/2019	13.63727	15.16307	292,253
01/01/2020 to 12/31/2020	15.16307	16.23027	332,030
*Denotes the start date of these sub-accounts

FINANCIAL INFORMATION

A-1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$75,654,592	$111,320,805	$173,976,894	$9,056,660	$11,080,749
Net Assets	$75,654,592	$111,320,805	$173,976,894	$9,056,660	$11,080,749

NET ASSETS, representing:
Accumulation units	$75,654,592	$111,320,805	$173,976,894	$9,056,660	$11,080,749
	$75,654,592	$111,320,805	$173,976,894	$9,056,660	$11,080,749

Units outstanding	63,611,302	35,328,343	31,433,511	2,239,076	2,977,339

Portfolio shares held	7,565,459	7,054,550	2,134,686	240,805	316,683
Portfolio net asset value per share	$10.00	$15.78	$81.50	$37.61	$34.99
Investment in portfolio shares, at cost	$75,654,592	$79,533,123	$59,587,600	$4,254,809	$5,273,967

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$213,828	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,053,991	1,607,573	2,243,028	123,810	146,107
NET INVESTMENT INCOME (LOSS)	(840,163)	(1,607,573)	(2,243,028)	(123,810)	(146,107)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	4,980,530	17,985,683	688,154	928,986
Net change in unrealized appreciation (depreciation) on investments	—	4,224,066	22,798,445	35,245	171,816
NET GAIN (LOSS) ON INVESTMENTS	—	9,204,596	40,784,128	723,399	1,100,802

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(840,163)	$7,597,023	$38,541,100	$599,589	$954,695
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$176,782,100	$112,671,816	$2,772,381	$418,550,482	$52,146,074
Net Assets	$176,782,100	$112,671,816	$2,772,381	$418,550,482	$52,146,074

NET ASSETS, representing:
Accumulation units	$176,782,100	$112,671,816	$2,772,381	$418,550,482	$52,146,074
	$176,782,100	$112,671,816	$2,772,381	$418,550,482	$52,146,074

Units outstanding	46,148,178	19,358,708	490,858	63,156,295	13,540,109

Portfolio shares held	4,742,009	18,231,685	101,441	4,774,703	1,085,020
Portfolio net asset value per share	$37.28	$6.18	$27.33	$87.66	$48.06
Investment in portfolio shares, at cost	$92,847,561	$96,096,377	$3,281,630	$237,175,106	$22,453,487

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,529,128	1,681,309	26,880	4,573,342	702,467
NET INVESTMENT INCOME (LOSS)	(2,529,128)	(1,681,309)	(26,880)	(4,573,342)	(702,467)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,593,968	1,517,238	(145,798)	25,967,642	4,485,414
Net change in unrealized appreciation (depreciation) on investments	(9,858,287)	5,572,663	379,125	38,881,287	2,450,552
NET GAIN (LOSS) ON INVESTMENTS	3,735,681	7,089,901	233,327	64,848,929	6,935,966

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,206,553	$5,408,592	$206,447	$60,275,587	$6,233,499
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$367,735,837	$67,813,974	$17,759,657	$47,262,945	$61,366,592
Net Assets	$367,735,837	$67,813,974	$17,759,657	$47,262,945	$61,366,592

NET ASSETS, representing:
Accumulation units	$367,735,837	$67,813,974	$17,759,657	$47,262,945	$61,366,592
	$367,735,837	$67,813,974	$17,759,657	$47,262,945	$61,366,592

Units outstanding	44,193,387	8,148,652	7,401,384	10,587,438	15,937,789

Portfolio shares held	2,884,429	1,419,891	1,039,793	1,803,241	2,016,648
Portfolio net asset value per share	$127.49	$47.76	$17.08	$26.21	$30.43
Investment in portfolio shares, at cost	$70,992,156	$35,991,205	$14,561,570	$41,341,591	$57,061,549

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$89,882	$1,017,546	$759,107

EXPENSES
Charges for mortality and expense risk, and
for administration	4,603,510	680,816	223,390	613,182	806,997
NET INVESTMENT INCOME (LOSS)	(4,603,510)	(680,816)	(133,508)	404,364	(47,890)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	699,080	1,013,377	13,095,027
Net realized gain (loss) on shares redeemed	54,876,359	4,526,906	257,361	248,061	1,376,261
Net change in unrealized appreciation (depreciation) on investments	90,232,978	2,388,806	1,200,033	(2,638,722)	(7,883,995)
NET GAIN (LOSS) ON INVESTMENTS	145,109,337	6,915,712	2,156,474	(1,377,284)	6,587,293

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$140,505,827	$6,234,896	$2,022,966	$(972,920)	$6,539,403
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$60,007,018	$50,513,383	$15,961,095	$74,028,048	$18,931,328
Net Assets	$60,007,018	$50,513,383	$15,961,095	$74,028,048	$18,931,328

NET ASSETS, representing:
Accumulation units	$60,007,018	$50,513,383	$15,961,095	$74,028,048	$18,931,328
	$60,007,018	$50,513,383	$15,961,095	$74,028,048	$18,931,328

Units outstanding	10,969,919	11,790,436	3,265,202	10,743,323	4,347,300

Portfolio shares held	1,215,948	1,321,994	485,582	1,002,954	1,694,837
Portfolio net asset value per share	$49.35	$38.21	$32.87	$73.81	$11.17
Investment in portfolio shares, at cost	$36,587,419	$42,164,314	$11,057,615	$34,509,995	$13,119,726

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$289,888	$591,971	$111,101	$—	$408,336

EXPENSES
Charges for mortality and expense risk, and
for administration	756,217	614,102	216,800	945,621	250,268
NET INVESTMENT INCOME (LOSS)	(466,329)	(22,131)	(105,699)	(945,621)	158,068

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	4,335,255	—	612,440	4,371,226	492,289
Net realized gain (loss) on shares redeemed	3,082,014	(210,176)	835,534	6,007,764	834,776
Net change in unrealized appreciation (depreciation) on investments	8,108,003	6,267,755	814,156	8,733,117	(2,110,795)
NET GAIN (LOSS) ON INVESTMENTS	15,525,272	6,057,579	2,262,130	19,112,107	(783,730)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$15,058,943	$6,035,448	$2,156,431	$18,166,486	$(625,662)
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$28,340,614	$42,559,236	$20,214,540	$9,931,408	$67,045,172
Net Assets	$28,340,614	$42,559,236	$20,214,540	$9,931,408	$67,045,172

NET ASSETS, representing:
Accumulation units	$28,340,614	$42,559,236	$20,214,540	$9,931,408	$67,045,172
	$28,340,614	$42,559,236	$20,214,540	$9,931,408	$67,045,172

Units outstanding	4,762,142	8,380,460	7,836,973	3,770,791	19,333,299

Portfolio shares held	1,226,336	854,089	2,204,421	138,881	2,361,577
Portfolio net asset value per share	$23.11	$49.83	$9.17	$71.51	$28.39
Investment in portfolio shares, at cost	$23,366,553	$11,990,854	$21,239,835	$6,405,322	$32,002,882

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$128,184	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	330,880	540,235	263,987	129,157	930,675
NET INVESTMENT INCOME (LOSS)	(330,880)	(540,235)	(135,803)	(129,157)	(930,675)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,093,647	—	512,734	774,885	—
Net realized gain (loss) on shares redeemed	(184,655)	6,109,653	(780,090)	806,288	5,155,959
Net change in unrealized appreciation (depreciation) on investments	7,772,500	4,531,957	2,056,823	1,319,628	(5,072,861)
NET GAIN (LOSS) ON INVESTMENTS	10,681,492	10,641,610	1,789,467	2,900,801	83,098

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,350,612	$10,101,375	$1,653,664	$2,771,644	$(847,577)
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,649,491	$112,875,338	$32,179,743	$223,299,896	$1,414,007,797
Net Assets	$10,649,491	$112,875,338	$32,179,743	$223,299,896	$1,414,007,797

NET ASSETS, representing:
Accumulation units	$10,649,491	$112,875,338	$32,179,743	$223,299,896	$1,414,007,797
	$10,649,491	$112,875,338	$32,179,743	$223,299,896	$1,414,007,797

Units outstanding	3,104,096	18,626,894	11,417,185	10,060,325	87,356,124

Portfolio shares held	222,886	4,077,866	2,624,775	15,893,231	61,080,250
Portfolio net asset value per share	$47.78	$27.68	$12.26	$14.05	$23.15
Investment in portfolio shares, at cost	$6,156,410	$31,372,314	$16,985,865	$180,162,531	$1,039,349,482

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$34,572	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	159,932	1,551,982	448,024	2,806,579	19,744,665
NET INVESTMENT INCOME (LOSS)	(125,360)	(1,551,982)	(448,024)	(2,806,579)	(19,744,665)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	822,765	—	—	—	—
Net realized gain (loss) on shares redeemed	851,963	16,487,015	2,342,884	18,009,393	140,810,732
Net change in unrealized appreciation (depreciation) on investments	1,098,738	22,675,965	5,769,272	(29,458,855)	(8,485,893)
NET GAIN (LOSS) ON INVESTMENTS	2,773,466	39,162,980	8,112,156	(11,449,462)	132,324,839

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,648,106	$37,610,998	$7,664,132	$(14,256,041)	$112,580,174

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$722,108,316	$222,485,528	$214,363,985	$98,038,564	$126,028,259
Net Assets	$722,108,316	$222,485,528	$214,363,985	$98,038,564	$126,028,259

NET ASSETS, representing:
Accumulation units	$722,108,316	$222,485,528	$214,363,985	$98,038,564	$126,028,259
	$722,108,316	$222,485,528	$214,363,985	$98,038,564	$126,028,259

Units outstanding	40,082,742	13,873,681	6,330,445	5,020,613	6,132,478

Portfolio shares held	41,075,558	19,048,418	6,571,551	4,059,568	4,313,082
Portfolio net asset value per share	$17.58	$11.68	$32.62	$24.15	$29.22
Investment in portfolio shares, at cost	$590,367,990	$186,049,072	$120,736,623	$74,314,877	$94,621,047

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	8,110,154	2,509,233	2,434,956	1,174,824	1,399,795
NET INVESTMENT INCOME (LOSS)	(8,110,154)	(2,509,233)	(2,434,956)	(1,174,824)	(1,399,795)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(38,575,569)	12,986,622	24,906,149	(3,601,805)	(5,313,281)
Net change in unrealized appreciation (depreciation) on investments	42,550,839	(6,795,566)	26,397,161	(790,394)	5,272,847
NET GAIN (LOSS) ON INVESTMENTS	3,975,270	6,191,056	51,303,310	(4,392,199)	(40,434)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,134,884)	$3,681,823	$48,868,354	$(5,567,023)	$(1,440,229)

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$694,961,466	$456,870,815	$463,953,041	$293,573,142	$340,471,073
Net Assets	$694,961,466	$456,870,815	$463,953,041	$293,573,142	$340,471,073

NET ASSETS, representing:
Accumulation units	$694,961,466	$456,870,815	$463,953,041	$293,573,142	$340,471,073
	$694,961,466	$456,870,815	$463,953,041	$293,573,142	$340,471,073

Units outstanding	21,151,928	20,700,942	11,729,310	7,886,333	16,156,536

Portfolio shares held	43,901,546	13,773,615	5,519,308	6,742,608	9,820,337
Portfolio net asset value per share	$15.83	$33.17	$84.06	$43.54	$34.67
Investment in portfolio shares, at cost	$408,363,749	$293,179,907	$250,260,344	$177,945,823	$259,073,540

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	8,089,603	4,422,318	5,877,151	3,236,395	3,933,882
NET INVESTMENT INCOME (LOSS)	(8,089,603)	(4,422,318)	(5,877,151)	(3,236,395)	(3,933,882)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	80,702,800	16,696,352	92,696,121	39,212,927	(7,997,748)
Net change in unrealized appreciation (depreciation) on investments	83,075,277	(15,865,318)	12,247,002	26,906,711	(1,436,436)
NET GAIN (LOSS) ON INVESTMENTS	163,778,077	831,034	104,943,123	66,119,638	(9,434,184)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$155,688,474	$(3,591,284)	$99,065,972	$62,883,243	$(13,368,066)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$203,814,207	$224,029,396	$236,497,676	$11,461,947,665	$440,204,378
Net Assets	$203,814,207	$224,029,396	$236,497,676	$11,461,947,665	$440,204,378

NET ASSETS, representing:
Accumulation units	$203,814,207	$224,029,396	$236,497,676	$11,461,947,665	$440,204,378
	$203,814,207	$224,029,396	$236,497,676	$11,461,947,665	$440,204,378

Units outstanding	19,290,034	8,719,269	23,646,910	574,902,435	17,709,033

Portfolio shares held	17,555,057	6,770,305	10,740,131	303,949,819	15,984,182
Portfolio net asset value per share	$11.61	$33.09	$22.02	$37.71	$27.54
Investment in portfolio shares, at cost	$193,499,602	$179,547,339	$196,899,409	$7,661,851,291	$292,662,232

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,528,236	2,805,515	2,835,785	154,178,554	5,015,381
NET INVESTMENT INCOME (LOSS)	(2,528,236)	(2,805,515)	(2,835,785)	(154,178,554)	(5,015,381)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,842,130	13,617,791	(30,728,171)	1,147,082,495	39,269,665
Net change in unrealized appreciation (depreciation) on investments	1,632,449	(37,569,457)	17,247,658	(127,528,069)	1,863,141
NET GAIN (LOSS) ON INVESTMENTS	5,474,579	(23,951,666)	(13,480,513)	1,019,554,426	41,132,806

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,946,343	$(26,757,181)	$(16,316,298)	$865,375,872	$36,117,425

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$235,886,068	$—	$1,483,961,512	$9,641,762,466	$2,680,162,648
Net Assets	$235,886,068	$—	$1,483,961,512	$9,641,762,466	$2,680,162,648

NET ASSETS, representing:
Accumulation units	$235,886,068	$—	$1,483,961,512	$9,641,762,466	$2,680,162,648
	$235,886,068	$—	$1,483,961,512	$9,641,762,466	$2,680,162,648

Units outstanding	14,571,025	—	92,866,838	462,882,896	185,426,353

Portfolio shares held	6,450,262	—	79,868,757	390,671,089	159,533,491
Portfolio net asset value per share	$36.57	$—	$18.58	$24.68	$16.80
Investment in portfolio shares, at cost	$173,896,029	$—	$1,102,320,561	$6,308,569,877	$2,160,634,520

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	11/13/2020**	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,968,338	1,645,923	21,094,662	129,941,761	37,774,364
NET INVESTMENT INCOME (LOSS)	(2,968,338)	(1,645,923)	(21,094,662)	(129,941,761)	(37,774,364)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,134,546	(1,994,623)	147,868,890	880,978,180	170,987,880
Net change in unrealized appreciation (depreciation) on investments	11,321,997	(6,373,925)	(107,158,142)	(18,526,117)	(126,621,270)
NET GAIN (LOSS) ON INVESTMENTS	16,456,543	(8,368,548)	40,710,748	862,452,063	44,366,610

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,488,205	$(10,014,471)	$19,616,086	$732,510,302	$6,592,246

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,752,708,117	$4,402,594,618	$3,365,837,692	$12,604,378,004	$6,421,614,675
Net Assets	$7,752,708,117	$4,402,594,618	$3,365,837,692	$12,604,378,004	$6,421,614,675

NET ASSETS, representing:
Accumulation units	$7,752,708,117	$4,402,594,618	$3,365,837,692	$12,604,378,004	$6,421,614,675
	$7,752,708,117	$4,402,594,618	$3,365,837,692	$12,604,378,004	$6,421,614,675

Units outstanding	406,938,794	272,148,920	199,009,445	677,603,408	320,430,398

Portfolio shares held	338,694,107	223,481,960	188,245,956	651,725,853	268,237,873
Portfolio net asset value per share	$22.89	$19.70	$17.88	$19.34	$23.94
Investment in portfolio shares, at cost	$4,982,820,293	$3,250,658,223	$2,408,180,647	$9,804,643,573	$4,208,970,363

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	105,235,115	64,200,588	45,631,302	166,781,024	87,530,283
NET INVESTMENT INCOME (LOSS)	(105,235,115)	(64,200,588)	(45,631,302)	(166,781,024)	(87,530,283)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	690,644,680	349,994,372	301,764,633	594,959,298	761,246,134
Net change in unrealized appreciation (depreciation) on investments	(2,077,094)	(13,532,834)	(123,051,202)	(349,551,882)	(297,687,808)
NET GAIN (LOSS) ON INVESTMENTS	688,567,586	336,461,538	178,713,431	245,407,416	463,558,326

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$583,332,471	$272,260,950	$133,082,129	$78,626,392	$376,028,043
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,198,109,267	$394,114,367	$357,294,675	$1,628,565,402	$133,174,112
Net Assets	$1,198,109,267	$394,114,367	$357,294,675	$1,628,565,402	$133,174,112

NET ASSETS, representing:
Accumulation units	$1,198,109,267	$394,114,367	$357,294,675	$1,628,565,402	$133,174,112
	$1,198,109,267	$394,114,367	$357,294,675	$1,628,565,402	$133,174,112

Units outstanding	26,176,568	42,575,497	9,192,141	124,641,967	10,617,433

Portfolio shares held	18,569,579	394,114,367	4,538,804	102,489,956	6,243,512
Portfolio net asset value per share	$64.52	$1.00	$78.72	$15.89	$21.33
Investment in portfolio shares, at cost	$636,802,454	$394,114,367	$190,699,464	$1,428,324,618	$111,429,229

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$539,472	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	14,025,562	4,289,793	3,913,563	21,798,666	1,525,665
NET INVESTMENT INCOME (LOSS)	(14,025,562)	(3,750,321)	(3,913,563)	(21,798,666)	(1,525,665)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	189,329,065	—	35,785,699	112,714,277	(4,121,595)
Net change in unrealized appreciation (depreciation) on investments	130,885,464	—	74,775,065	(3,140,794)	908,652
NET GAIN (LOSS) ON INVESTMENTS	320,214,529	—	110,560,764	109,573,483	(3,212,943)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$306,188,967	$(3,750,321)	$106,647,201	$87,774,817	$(4,738,608)
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$319,509,122	$1,150,344,209	$1,381,143,985	$70,616,878	$262,116,420
Net Assets	$319,509,122	$1,150,344,209	$1,381,143,985	$70,616,878	$262,116,420

NET ASSETS, representing:
Accumulation units	$319,509,122	$1,150,344,209	$1,381,143,985	$70,616,878	$262,116,420
	$319,509,122	$1,150,344,209	$1,381,143,985	$70,616,878	$262,116,420

Units outstanding	14,819,852	67,532,977	94,750,142	4,067,443	24,148,345

Portfolio shares held	11,851,229	118,714,573	90,864,736	4,870,130	25,572,334
Portfolio net asset value per share	$26.96	$9.69	$15.20	$14.50	$10.25
Investment in portfolio shares, at cost	$189,405,652	$1,078,653,836	$1,194,337,441	$58,331,455	$204,724,987

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,010,594	68,612,284	16,769,112	864,599	2,739,757
NET INVESTMENT INCOME (LOSS)	(3,010,594)	(68,612,284)	(16,769,112)	(864,599)	(2,739,757)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	28,215,396	1,533,128,348	71,855,848	2,490,179	(14,254,274)
Net change in unrealized appreciation (depreciation) on investments	40,956,176	(25,629,094)	16,143,223	(4,891,375)	33,758,643
NET GAIN (LOSS) ON INVESTMENTS	69,171,572	1,507,499,254	87,999,071	(2,401,196)	19,504,369

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$66,160,978	$1,438,886,970	$71,229,959	$(3,265,795)	$16,764,612

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
ASSETS
Investment in the portfolios, at fair value	$326,189,811	$4,004,115,091	$2,547,203,412	$2,118,631,722	$1,206,203
Net Assets	$326,189,811	$4,004,115,091	$2,547,203,412	$2,118,631,722	$1,206,203

NET ASSETS, representing:
Accumulation units	$326,189,811	$4,004,115,091	$2,547,203,412	$2,118,631,722	$1,206,203
	$326,189,811	$4,004,115,091	$2,547,203,412	$2,118,631,722	$1,206,203

Units outstanding	14,037,719	235,816,565	137,600,497	142,027,343	29,094

Portfolio shares held	12,721,912	219,885,507	124,985,447	127,245,149	15,840
Portfolio net asset value per share	$25.64	$18.21	$20.38	$16.65	$76.15
Investment in portfolio shares, at cost	$231,917,289	$2,845,771,573	$1,776,631,119	$1,664,492,265	$1,157,582

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,666,078	52,792,265	33,015,693	28,009,931	8,684
NET INVESTMENT INCOME (LOSS)	(3,666,078)	(52,792,265)	(33,015,693)	(28,009,931)	(8,684)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	269,290
Net realized gain (loss) on shares redeemed	5,639,771	347,160,988	233,352,316	129,887,308	(7,361)
Net change in unrealized appreciation (depreciation) on investments	346,384	36,045,721	4,114,003	(8,401,210)	(42,933)
NET GAIN (LOSS) ON INVESTMENTS	5,986,155	383,206,709	237,466,319	121,486,098	218,996

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,320,077	$330,414,444	$204,450,626	$93,476,167	$210,312

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$505,981	$687,905	$2,470,657	$563,133	$901,015
Net Assets	$505,981	$687,905	$2,470,657	$563,133	$901,015

NET ASSETS, representing:
Accumulation units	$505,981	$687,905	$2,470,657	$563,133	$901,015
	$505,981	$687,905	$2,470,657	$563,133	$901,015

Units outstanding	18,556	46,066	76,774	20,849	35,524

Portfolio shares held	8,136	16,532	32,741	6,210	18,897
Portfolio net asset value per share	$62.19	$41.61	$75.46	$90.68	$47.68
Investment in portfolio shares, at cost	$389,905	$603,566	$2,272,300	$425,041	$766,535

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$3,065	$4,540	$—	$948	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	5,403	8,744	22,606	5,783	9,092
NET INVESTMENT INCOME (LOSS)	(2,338)	(4,204)	(22,606)	(4,835)	(9,092)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	4,068	49,354	274,453	10,493	72,700
Net realized gain (loss) on shares redeemed	(107,956)	(10,547)	(601)	(5,611)	(46,783)
Net change in unrealized appreciation (depreciation) on investments	178,031	(71,613)	(20,269)	81,282	139,818
NET GAIN (LOSS) ON INVESTMENTS	74,143	(32,806)	253,583	86,164	165,735

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$71,805	$(37,010)	$230,977	$81,329	$156,643

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications
ASSETS
Investment in the portfolios, at fair value	$610,600	$324,060	$717,230	$237,573	$103,659
Net Assets	$610,600	$324,060	$717,230	$237,573	$103,659

NET ASSETS, representing:
Accumulation units	$610,600	$324,060	$717,230	$237,573	$103,659
	$610,600	$324,060	$717,230	$237,573	$103,659

Units outstanding	31,311	19,400	24,296	11,820	8,491

Portfolio shares held	15,513	5,573	19,618	5,600	3,214
Portfolio net asset value per share	$39.36	$58.15	$36.56	$42.42	$32.25
Investment in portfolio shares, at cost	$553,538	$321,304	$628,514	$208,709	$96,398

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$2,236	$4,911	$—	$62	$804

EXPENSES
Charges for mortality and expense risk, and
for administration	5,978	3,398	5,689	2,690	1,100
NET INVESTMENT INCOME (LOSS)	(3,742)	1,513	(5,689)	(2,628)	(296)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	44,758	9,019	78,246	28,651	—
Net realized gain (loss) on shares redeemed	(93,210)	(26,754)	(90,324)	(35,634)	(6,959)
Net change in unrealized appreciation (depreciation) on investments	20,238	(12,304)	95,528	8,963	10,651
NET GAIN (LOSS) ON INVESTMENTS	(28,214)	(30,039)	83,450	1,980	3,692

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(31,956)	$(28,526)	$77,761	$(648)	$3,396
The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020
ASSETS
Investment in the portfolios, at fair value	$562,637	$1,485,827	$1,300,761	$451,663,857	$—
Net Assets	$562,637	$1,485,827	$1,300,761	$451,663,857	$—

NET ASSETS, representing:
Accumulation units	$562,637	$1,485,827	$1,300,761	$451,663,857	$—
	$562,637	$1,485,827	$1,300,761	$451,663,857	$—

Units outstanding	28,794	45,010	68,611	10,531,917	—

Portfolio shares held	15,056	19,239	32,118	7,238,203	—
Portfolio net asset value per share	$37.37	$77.23	$40.50	$62.40	$—
Investment in portfolio shares, at cost	$632,248	$1,128,651	$1,260,252	$260,771,718	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020**

INVESTMENT INCOME
Dividend income	$8,704	$—	$13,736	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,222	17,586	12,939	4,371,143	514,948
NET INVESTMENT INCOME (LOSS)	2,482	(17,586)	797	(4,371,143)	(514,948)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	121,469	126,829	164,034	—	—
Net realized gain (loss) on shares redeemed	(12,673)	3,359	1,012	50,882,209	1,611,267
Net change in unrealized appreciation (depreciation) on investments	(145,499)	187,615	(173,360)	92,543,648	(920,802)
NET GAIN (LOSS) ON INVESTMENTS	(36,703)	317,803	(8,314)	143,425,857	690,465

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(34,221)	$300,217	$(7,517)	$139,054,714	$175,517

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
ASSETS
Investment in the portfolios, at fair value	$64,272,869	$125,448	$752,655	$416,687	$16,238,770
Net Assets	$64,272,869	$125,448	$752,655	$416,687	$16,238,770

NET ASSETS, representing:
Accumulation units	$64,272,869	$125,448	$752,655	$416,687	$16,238,770
	$64,272,869	$125,448	$752,655	$416,687	$16,238,770

Units outstanding	5,012,244	6,751	99,176	9,877	1,310,460

Portfolio shares held	4,007,037	67,810	17,802	27,146	1,075,415
Portfolio net asset value per share	$16.04	$1.85	$42.28	$15.35	$15.10
Investment in portfolio shares, at cost	$62,498,868	$203,009	$451,258	$238,889	$15,333,785
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$3,365	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,129,357	1,859	11,190	6,099	386,051
NET INVESTMENT INCOME (LOSS)	(1,129,357)	1,506	(11,190)	(6,099)	(386,051)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	52,983	19,942	—
Net realized gain (loss) on shares redeemed	819,798	(34,224)	49,185	45,748	1,725,768
Net change in unrealized appreciation (depreciation) on investments	759,053	29,818	148,684	111,512	(761,656)
NET GAIN (LOSS) ON INVESTMENTS	1,578,851	(4,406)	250,852	177,202	964,112

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$449,494	$(2,900)	$239,662	$171,103	$578,061

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
ASSETS
Investment in the portfolios, at fair value	$1,249,336,919	$1,847,481,806	$1,114,357	$448,549,329	$4,509,990
Net Assets	$1,249,336,919	$1,847,481,806	$1,114,357	$448,549,329	$4,509,990

NET ASSETS, representing:
Accumulation units	$1,249,336,919	$1,847,481,806	$1,114,357	$448,549,329	$4,509,990
	$1,249,336,919	$1,847,481,806	$1,114,357	$448,549,329	$4,509,990

Units outstanding	75,101,538	130,978,783	36,822	35,983,698	414,632

Portfolio shares held	59,182,232	112,926,761	37,800	31,587,981	348,800
Portfolio net asset value per share	$21.11	$16.36	$29.48	$14.20	$12.93
Investment in portfolio shares, at cost	$897,850,616	$1,373,428,338	$788,356	$401,470,606	$3,850,441

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$6,960	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	12,069,845	25,452,682	17,374	4,841,167	119,843
NET INVESTMENT INCOME (LOSS)	(12,069,845)	(25,452,682)	(10,414)	(4,841,167)	(119,843)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	75,495	—	—
Net realized gain (loss) on shares redeemed	83,834,786	121,398,522	101,629	17,725,168	431,306
Net change in unrealized appreciation (depreciation) on investments	45,354,629	(76,456,249)	31,039	6,213,125	(2,060)
NET GAIN (LOSS) ON INVESTMENTS	129,189,415	44,942,273	208,163	23,938,293	429,246

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$117,119,570	$19,489,591	$197,749	$19,097,126	$309,403
The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$902,132,073	$9,949,259	$228,836,775	$1,428,413	$—
Net Assets	$902,132,073	$9,949,259	$228,836,775	$1,428,413	$—

NET ASSETS, representing:
Accumulation units	$902,132,073	$9,949,259	$228,836,775	$1,428,413	$—
	$902,132,073	$9,949,259	$228,836,775	$1,428,413	$—

Units outstanding	54,398,886	825,020	11,094,781	131,693	—

Portfolio shares held	47,133,337	757,750	9,428,792	112,651	—
Portfolio net asset value per share	$19.14	$13.13	$24.27	$12.68	$—
Investment in portfolio shares, at cost	$676,431,391	$8,570,777	$181,253,578	$1,344,246	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	8/14/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	10,391,899	72,717	2,494,133	95,802	155,184
NET INVESTMENT INCOME (LOSS)	(10,391,899)	(72,717)	(2,494,133)	(95,802)	(155,184)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,268,742	106,516	3,234,407	629,329	1,887,847
Net change in unrealized appreciation (depreciation) on investments	44,850,776	494,586	2,590,383	(215,599)	(2,356,960)
NET GAIN (LOSS) ON INVESTMENTS	65,119,518	601,102	5,824,790	413,730	(469,113)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$54,727,619	$528,385	$3,330,657	$317,928	$(624,297)

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$179,574,859	$16,087,143,580	$—	$43,236,592	$2,808,487
Net Assets	$179,574,859	$16,087,143,580	$—	$43,236,592	$2,808,487

NET ASSETS, representing:
Accumulation units	$179,574,859	$16,087,143,580	$—	$43,236,592	$2,808,487
	$179,574,859	$16,087,143,580	$—	$43,236,592	$2,808,487

Units outstanding	9,007,153	1,200,377,231	—	2,174,725	220,420

Portfolio shares held	7,794,048	1,032,550,936	—	1,799,276	190,794
Portfolio net asset value per share	$23.04	$15.58	$—	$24.03	$14.72
Investment in portfolio shares, at cost	$139,060,609	$11,801,131,520	$—	$35,504,632	$2,652,692

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	8/14/2020**	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,112,259	291,031,380	111,117	215,991	169,967
NET INVESTMENT INCOME (LOSS)	(2,112,259)	(291,031,380)	(111,117)	(215,991)	(169,967)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,767,544	100,788,814	4,607,475	931,561	1,484,262
Net change in unrealized appreciation (depreciation) on investments	(4,850,236)	1,736,183,433	(4,605,083)	3,473,415	(428,241)
NET GAIN (LOSS) ON INVESTMENTS	3,917,308	1,836,972,247	2,392	4,404,976	1,056,021

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,805,049	$1,545,940,867	$(108,725)	$4,188,985	$886,054

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio
ASSETS
Investment in the portfolios, at fair value	$3,080,473,390	$—	$142,737,411	$108,310,937	$—
Net Assets	$3,080,473,390	$—	$142,737,411	$108,310,937	$—

NET ASSETS, representing:
Accumulation units	$3,080,473,390	$—	$142,737,411	$108,310,937	$—
	$3,080,473,390	$—	$142,737,411	$108,310,937	$—

Units outstanding	188,340,685	—	8,977,352	7,540,416	—

Portfolio shares held	171,042,387	—	8,245,951	6,969,816	—
Portfolio net asset value per share	$18.01	$—	$17.31	$15.54	$—
Investment in portfolio shares, at cost	$2,307,332,484	$—	$103,722,211	$84,320,571	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	4/24/2020**	12/31/2020	12/31/2020	4/24/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	34,109,688	73,929	691,511	556,075	36,102
NET INVESTMENT INCOME (LOSS)	(34,109,688)	(73,929)	(691,511)	(556,075)	(36,102)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(44,268,961)	2,182,923	2,087,205	1,497,190	(491,429)
Net change in unrealized appreciation (depreciation) on investments	262,920,743	(6,737,459)	22,220,998	9,323,484	(989,150)
NET GAIN (LOSS) ON INVESTMENTS	218,651,782	(4,554,536)	24,308,203	10,820,674	(1,480,579)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$184,542,094	$(4,628,465)	$23,616,692	$10,264,599	$(1,516,681)

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

SUBACCOUNTS
	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$—	$—	$—	$—
Net Assets	$—	$—	$—	$—	$—

NET ASSETS, representing:
Accumulation units	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—

Units outstanding	—	—	—	—	—

Portfolio shares held	—	—	—	—	—
Portfolio net asset value per share	$—	$—	$—	$—	$—
Investment in portfolio shares, at cost	$—	$—	$—	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	4/24/2020**	4/24/2020**	8/14/2020**	8/14/2020**	11/13/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	68,610	73,478	8,903	25,188	51,442
NET INVESTMENT INCOME (LOSS)	(68,610)	(73,478)	(8,903)	(25,188)	(51,442)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	528,767	2,787,479	440,506	1,391,430	532,174
Net change in unrealized appreciation (depreciation) on investments	(8,353,309)	(3,394,607)	128,745	(1,610,915)	(290,426)
NET GAIN (LOSS) ON INVESTMENTS	(7,824,542)	(607,128)	569,251	(219,485)	241,748

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(7,893,152)	$(680,606)	$560,348	$(244,673)	$190,306

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$513,153,049	$9,088,942	$—	$—	$199,922,121
Net Assets	$513,153,049	$9,088,942	$—	$—	$199,922,121

NET ASSETS, representing:
Accumulation units	$513,153,049	$9,088,942	$—	$—	$199,922,121
	$513,153,049	$9,088,942	$—	$—	$199,922,121

Units outstanding	38,487,233	811,455	—	—	18,520,705

Portfolio shares held	35,389,865	712,858	—	—	16,227,445
Portfolio net asset value per share	$14.50	$12.75	$—	$—	$12.32
Investment in portfolio shares, at cost	$409,876,949	$8,240,792	$—	$—	$197,897,150

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	11/13/2020**	11/13/2020**	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	5,782,362	429,082	30,174	19,798	301,390
NET INVESTMENT INCOME (LOSS)	(5,782,362)	(429,082)	(30,174)	(19,798)	(301,390)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(17,685,028)	4,340,193	518,759	459,760	91,625
Net change in unrealized appreciation (depreciation) on investments	24,384,060	(1,471,608)	(326,968)	(180,052)	1,800,035
NET GAIN (LOSS) ON INVESTMENTS	6,699,032	2,868,585	191,791	279,708	1,891,660

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$916,670	$2,439,503	$161,617	$259,910	$1,590,270

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$—	$10,110,038	$—	$65,021,641	$21,174,753
Net Assets	$—	$10,110,038	$—	$65,021,641	$21,174,753

NET ASSETS, representing:
Accumulation units	$—	$10,110,038	$—	$65,021,641	$21,174,753
	$—	$10,110,038	$—	$65,021,641	$21,174,753

Units outstanding	—	848,093	—	4,459,269	1,657,537

Portfolio shares held	—	751,676	—	3,991,507	1,875,532
Portfolio net asset value per share	$—	$13.45	$—	$16.29	$11.29
Investment in portfolio shares, at cost	$—	$8,806,624	$—	$57,000,101	$19,569,317

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	8/14/2020**	12/31/2020	4/24/2020**	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$745,279	$668,043

EXPENSES
Charges for mortality and expense risk, and
for administration	18,018	48,873	17,552	322,903	123,182
NET INVESTMENT INCOME (LOSS)	(18,018)	(48,873)	(17,552)	422,376	544,861

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	3,603,840	—
Net realized gain (loss) on shares redeemed	778,093	(77,812)	512,093	243,826	(59,968)
Net change in unrealized appreciation (depreciation) on investments	(580,052)	689,053	(320,509)	6,432,217	445,009
NET GAIN (LOSS) ON INVESTMENTS	198,041	611,241	191,584	10,279,883	385,041

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$180,023	$562,368	$174,032	$10,702,259	$929,902

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$11,975,450	$6,113,896	$489	$37,569	$1,227,832,533
Net Assets	$11,975,450	$6,113,896	$489	$37,569	$1,227,832,533

NET ASSETS, representing:
Accumulation units	$11,975,450	$6,113,896	$489	$37,569	$1,227,832,533
	$11,975,450	$6,113,896	$489	$37,569	$1,227,832,533

Units outstanding	1,049,495	418,305	41	3,155	89,194,772

Portfolio shares held	948,175	414,783	38	2,924	86,163,687
Portfolio net asset value per share	$12.63	$14.74	$12.81	$12.85	$14.25
Investment in portfolio shares, at cost	$11,359,676	$4,588,786	$482	$35,462	$925,077,008

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$80,255	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	286,037	84,121	28,881	61,046	12,405,304
NET INVESTMENT INCOME (LOSS)	(286,037)	(3,866)	(28,881)	(61,046)	(12,405,304)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,668,736	151,518	1,337,572	1,306,738	(41,222,916)
Net change in unrealized appreciation (depreciation) on investments	(2,235,742)	397,556	(744,323)	(15,488)	207,453,953
NET GAIN (LOSS) ON INVESTMENTS	2,432,994	549,074	593,249	1,291,250	166,231,037

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,146,957	$545,208	$564,368	$1,230,204	$153,825,733

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$43,328,661	$279,518,791	$207,230,704	$3,384,224	$2,946,984
Net Assets	$43,328,661	$279,518,791	$207,230,704	$3,384,224	$2,946,984

NET ASSETS, representing:
Accumulation units	$43,328,661	$279,518,791	$207,230,704	$3,384,224	$2,946,984
	$43,328,661	$279,518,791	$207,230,704	$3,384,224	$2,946,984

Units outstanding	3,435,015	19,637,368	15,395,101	315,002	274,048

Portfolio shares held	3,307,531	19,105,864	15,005,844	309,627	269,377
Portfolio net asset value per share	$13.10	$14.63	$13.81	$10.93	$10.94
Investment in portfolio shares, at cost	$41,150,941	$218,916,635	$168,442,416	$3,286,184	$2,861,896

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,495,295	2,796,143	2,031,924	14,589	12,034
NET INVESTMENT INCOME (LOSS)	(1,495,295)	(2,796,143)	(2,031,924)	(14,589)	(12,034)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,966,340	(15,521,590)	(7,854,637)	(2,043)	(2,189)
Net change in unrealized appreciation (depreciation) on investments	2,296,752	47,550,559	30,588,401	96,893	83,703
NET GAIN (LOSS) ON INVESTMENTS	9,263,092	32,028,969	22,733,764	94,850	81,514

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,767,797	$29,232,826	$20,701,840	$80,261	$69,480

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio	AST Bond Portfolio 2031
ASSETS
Investment in the portfolios, at fair value	$4,361,033	$6,227,837	$3,848,385	$9,609,551	$58,918,690
Net Assets	$4,361,033	$6,227,837	$3,848,385	$9,609,551	$58,918,690

NET ASSETS, representing:
Accumulation units	$4,361,033	$6,227,837	$3,848,385	$9,609,551	$58,918,690
	$4,361,033	$6,227,837	$3,848,385	$9,609,551	$58,918,690

Units outstanding	405,948	578,164	350,158	824,500	5,311,877

Portfolio shares held	398,997	568,233	344,220	811,617	5,204,831
Portfolio net asset value per share	$10.93	$10.96	$11.18	$11.84	$11.32
Investment in portfolio shares, at cost	$4,262,309	$6,017,322	$3,762,295	$7,520,199	$59,530,873

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio	AST Bond Portfolio 2031
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/2/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	12,757	27,625	12,914	83,154	536,377
NET INVESTMENT INCOME (LOSS)	(12,757)	(27,625)	(12,914)	(83,154)	(536,377)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(380)	2,291	(2,624)	(464,972)	184,447
Net change in unrealized appreciation (depreciation) on investments	97,227	205,497	84,999	2,081,056	(612,182)
NET GAIN (LOSS) ON INVESTMENTS	96,847	207,788	82,375	1,616,084	(427,735)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$84,090	$180,163	$69,461	$1,532,930	$(964,112)

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$11,057	$108,464	$27,012	$50,725	$7,122
Net Assets	$11,057	$108,464	$27,012	$50,725	$7,122

NET ASSETS, representing:
Accumulation units	$11,057	$108,464	$27,012	$50,725	$7,122
	$11,057	$108,464	$27,012	$50,725	$7,122

Units outstanding	912	7,092	2,037	4,771	512

Portfolio shares held	230	1,399	262	3,600	264
Portfolio net asset value per share	$48.17	$77.54	$103.00	$14.09	$26.96
Investment in portfolio shares, at cost	$10,838	$101,816	$25,870	$50,878	$6,746

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$4	$—	$—	$885	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4	55	41	57	2
NET INVESTMENT INCOME (LOSS)	—	(55)	(41)	828	(2)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1	389	314	4	—
Net realized gain (loss) on shares redeemed	—	61	(2)	(1)	—
Net change in unrealized appreciation (depreciation) on investments	219	6,648	1,142	(153)	376
NET GAIN (LOSS) ON INVESTMENTS	220	7,098	1,454	(150)	376

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$220	$7,043	$1,413	$678	$374

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$935,266	$57,195	$51,739	$2,954	$14,751
Net Assets	$935,266	$57,195	$51,739	$2,954	$14,751

NET ASSETS, representing:
Accumulation units	$935,266	$57,195	$51,739	$2,954	$14,751
	$935,266	$57,195	$51,739	$2,954	$14,751

Units outstanding	86,929	5,429	4,566	286	1,299

Portfolio shares held	35,944	4,051	962	132	572
Portfolio net asset value per share	$26.02	$14.12	$53.76	$22.40	$25.77
Investment in portfolio shares, at cost	$923,691	$56,401	$48,341	$2,950	$14,628

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	138	18	68	—	3
NET INVESTMENT INCOME (LOSS)	(138)	(18)	(68)	—	(3)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6	2	8	—	—
Net change in unrealized appreciation (depreciation) on investments	11,576	793	3,398	4	124
NET GAIN (LOSS) ON INVESTMENTS	11,582	795	3,406	4	124

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,444	$777	$3,338	$4	$121

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$28,661	$25,811	$71,366	$131,562	$61,813
Net Assets	$28,661	$25,811	$71,366	$131,562	$61,813

NET ASSETS, representing:
Accumulation units	$28,661	$25,811	$71,366	$131,562	$61,813
	$28,661	$25,811	$71,366	$131,562	$61,813

Units outstanding	3,253	2,478	6,340	11,386	5,761

Portfolio shares held	2,306	2,015	3,106	2,709	2,407
Portfolio net asset value per share	$12.43	$12.81	$22.98	$48.56	$25.68
Investment in portfolio shares, at cost	$28,321	$25,735	$68,278	$121,790	$59,937

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	23	6	48	534	71
NET INVESTMENT INCOME (LOSS)	(23)	(6)	(48)	(534)	(71)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	—	2	20,081	3
Net change in unrealized appreciation (depreciation) on investments	340	76	3,087	9,773	1,876
NET GAIN (LOSS) ON INVESTMENTS	340	76	3,089	29,854	1,879

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$317	$70	$3,041	$29,320	$1,808

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio
ASSETS
Investment in the portfolios, at fair value	$75,346	$11,283	$6,043	$51,511	$30,791
Net Assets	$75,346	$11,283	$6,043	$51,511	$30,791

NET ASSETS, representing:
Accumulation units	$75,346	$11,283	$6,043	$51,511	$30,791
	$75,346	$11,283	$6,043	$51,511	$30,791

Units outstanding	6,933	862	583	4,647	2,974

Portfolio shares held	2,653	314	744	1,587	2,769
Portfolio net asset value per share	$28.40	$35.94	$8.12	$32.45	$11.12
Investment in portfolio shares, at cost	$71,404	$9,721	$5,991	$49,130	$30,645

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	123	24	3	59	22
NET INVESTMENT INCOME (LOSS)	(123)	(24)	(3)	(59)	(22)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5	4	—	10	—
Net change in unrealized appreciation (depreciation) on investments	3,942	1,562	52	2,381	147
NET GAIN (LOSS) ON INVESTMENTS	3,947	1,566	52	2,391	147

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,824	$1,542	$49	$2,332	$125

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Blue Chip Income and Growth Fund (Class 1)	American Funds IS Bond Fund (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$285,711	$80,293	$43,135	$334,716	$24,708
Net Assets	$285,711	$80,293	$43,135	$334,716	$24,708

NET ASSETS, representing:
Accumulation units	$285,711	$80,293	$43,135	$334,716	$24,708
	$285,711	$80,293	$43,135	$334,716	$24,708

Units outstanding	26,092	7,489	4,051	24,143	2,241

Portfolio shares held	10,782	5,595	3,628	2,784	446
Portfolio net asset value per share	$26.50	$14.35	$11.89	$120.21	$55.38
Investment in portfolio shares, at cost	$282,606	$80,159	$43,236	$316,805	$24,210

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Blue Chip Income and Growth Fund (Class 1)	American Funds IS Bond Fund (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$3,631	$1,095	$672	$594	$63

EXPENSES
Charges for mortality and expense risk, and
for administration	157	68	91	224	13
NET INVESTMENT INCOME (LOSS)	3,474	1,027	581	370	50

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6	(11)	(1)	134	—
Net change in unrealized appreciation (depreciation) on investments	3,105	134	(101)	17,911	499
NET GAIN (LOSS) ON INVESTMENTS	3,111	123	(102)	18,045	499

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,585	$1,150	$479	$18,415	$549

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$21,599	$299,495	$49,081	$308,942	$20,785
Net Assets	$21,599	$299,495	$49,081	$308,942	$20,785

NET ASSETS, representing:
Accumulation units	$21,599	$299,495	$49,081	$308,942	$20,785
	$21,599	$299,495	$49,081	$308,942	$20,785

Units outstanding	2,005	28,703	3,788	29,722	1,759

Portfolio shares held	1,656	22,054	4,742	26,451	1,066
Portfolio net asset value per share	$13.04	$13.58	$10.35	$11.68	$19.49
Investment in portfolio shares, at cost	$21,777	$287,488	$49,289	$299,633	$20,196

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$316	$6,284	—	$1,259	$239

EXPENSES
Charges for mortality and expense risk, and
for administration	39	100	9	104	32
NET INVESTMENT INCOME (LOSS)	277	6,184	(9)	1,155	207

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	3,191	629	8,781	790
Net realized gain (loss) on shares redeemed	—	24	(1)	19	1
Net change in unrealized appreciation (depreciation) on investments	(178)	12,007	(208)	9,309	589
NET GAIN (LOSS) ON INVESTMENTS	(178)	15,222	420	18,109	1,380

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$99	$21,406	$411	$19,264	$1,587

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$23,863	$17,369	$14,952	$4,878	$119,386
Net Assets	$23,863	$17,369	$14,952	$4,878	$119,386

NET ASSETS, representing:
Accumulation units	$23,863	$17,369	$14,952	$4,878	$119,386
	$23,863	$17,369	$14,952	$4,878	$119,386

Units outstanding	2,379	1,744	1,501	453	10,163

Portfolio shares held	2,245	1,703	564	265	5,126
Portfolio net asset value per share	$10.63	$10.20	$26.52	$18.41	$23.29
Investment in portfolio shares, at cost	$23,841	$17,419	$15,277	$4,865	$114,055

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$6	$52	$299	$73	$1,240

EXPENSES
Charges for mortality and expense risk, and
for administration	21	13	8	7	37
NET INVESTMENT INCOME (LOSS)	(15)	39	291	66	1,203

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	15
Net realized gain (loss) on shares redeemed	—	—	—	627	11
Net change in unrealized appreciation (depreciation) on investments	23	(51)	(325)	13	5,330
NET GAIN (LOSS) ON INVESTMENTS	23	(51)	(325)	640	5,356

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8	$(12)	$(34)	$706	$6,559

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$—	$316,899	$7,086	$—	$11,042
Net Assets	$—	$316,899	$7,086	$—	$11,042

NET ASSETS, representing:
Accumulation units	$—	$316,899	$7,086	$—	$11,042
	$—	$316,899	$7,086	$—	$11,042

Units outstanding	—	26,416	534	—	1,082

Portfolio shares held	—	18,350	480	—	1,143
Portfolio net asset value per share	$34.37	$17.27	$14.75	$12.38	$9.66
Investment in portfolio shares, at cost	$—	$279,344	$6,884	$—	$11,268

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$1,318	$—	$—	$431

EXPENSES
Charges for mortality and expense risk, and
for administration	49	105	—	48	5
NET INVESTMENT INCOME (LOSS)	(49)	1,213	—	(48)	426

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,398	1,508	—	4,139	(1)
Net change in unrealized appreciation (depreciation) on investments	—	37,554	202	—	(226)
NET GAIN (LOSS) ON INVESTMENTS	5,398	39,062	202	4,139	(227)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,349	$40,275	$202	$4,091	$199

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$5,036	$3,592	$31,335	$309,469	$15,338
Net Assets	$5,036	$3,592	$31,335	$309,469	$15,338

NET ASSETS, representing:
Accumulation units	$5,036	$3,592	$31,335	$309,469	$15,338
	$5,036	$3,592	$31,335	$309,469	$15,338

Units outstanding	431	333	2,649	26,762	1,458

Portfolio shares held	131	154	1,360	7,992	1,299
Portfolio net asset value per share	$38.41	$23.29	$23.04	$38.72	$11.81
Investment in portfolio shares, at cost	$5,054	$3,478	$28,309	$281,750	$15,547

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$3	$75	$1,202	$480

EXPENSES
Charges for mortality and expense risk, and
for administration	1	2	35	104	9
NET INVESTMENT INCOME (LOSS)	(1)	1	40	1,098	471

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	128
Net realized gain (loss) on shares redeemed	—	—	8	2,631	279
Net change in unrealized appreciation (depreciation) on investments	(18)	114	3,026	27,719	(209)
NET GAIN (LOSS) ON INVESTMENTS	(18)	114	3,034	30,350	198

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(19)	$115	$3,074	$31,448	$669

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$11,409	$—	$5,559	$315,067	$133,025
Net Assets	$11,409	$—	$5,559	$315,067	$133,025

NET ASSETS, representing:
Accumulation units	$11,409	$—	$5,559	$315,067	$133,025
	$11,409	$—	$5,559	$315,067	$133,025

Units outstanding	761	—	498	23,105	12,533

Portfolio shares held	368	—	217	8,608	21,352
Portfolio net asset value per share	$30.99	$18.04	$25.62	$36.60	$6.23
Investment in portfolio shares, at cost	$10,852	$—	$4,556	$302,140	$133,390

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$13	$—	$2,257

EXPENSES
Charges for mortality and expense risk, and
for administration	104	45	6	104	65
NET INVESTMENT INCOME (LOSS)	(104)	(45)	7	(104)	2,192

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	17	—	—	18,353	—
Net realized gain (loss) on shares redeemed	14,586	3,041	29	25	2
Net change in unrealized appreciation (depreciation) on investments	557	—	1,003	12,927	(365)
NET GAIN (LOSS) ON INVESTMENTS	15,160	3,041	1,032	31,305	(363)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$15,056	$2,996	$1,039	$31,201	$1,829

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$9,253	$15,082	$64,129	$5,086	$786,833
Net Assets	$9,253	$15,082	$64,129	$5,086	$786,833

NET ASSETS, representing:
Accumulation units	$9,253	$15,082	$64,129	$5,086	$786,833
	$9,253	$15,082	$64,129	$5,086	$786,833

Units outstanding	878	1,184	5,384	432	58,399

Portfolio shares held	1,245	1,193	1,830	203	49,486
Portfolio net asset value per share	$7.43	$12.64	$35.05	$25.06	$15.90
Investment in portfolio shares, at cost	$9,168	$12,887	$61,019	$5,046	$716,786

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Shares)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$239	$—	$—	$—	$2,879

EXPENSES
Charges for mortality and expense risk, and
for administration	9	16	52	1	1,220
NET INVESTMENT INCOME (LOSS)	230	(16)	(52)	(1)	1,659

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	3,036
Net realized gain (loss) on shares redeemed	—	14	6	—	3,132
Net change in unrealized appreciation (depreciation) on investments	85	2,195	3,110	41	70,047
NET GAIN (LOSS) ON INVESTMENTS	85	2,209	3,116	41	76,215

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$315	$2,193	$3,064	$40	$77,874

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Investors Trust Series (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)	MFS® New Discovery Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$350,812	$7,567,746	$149,382	$3,419,635	$1,448,260
Net Assets	$350,812	$7,567,746	$149,382	$3,419,635	$1,448,260

NET ASSETS, representing:
Accumulation units	$350,812	$7,567,746	$149,382	$3,419,635	$1,448,260
	$350,812	$7,567,746	$149,382	$3,419,635	$1,448,260

Units outstanding	25,909	517,864	11,475	231,293	86,554

Portfolio shares held	14,220	259,614	4,151	296,586	61,341
Portfolio net asset value per share	$24.67	$29.15	$35.99	$11.53	$23.61
Investment in portfolio shares, at cost	$317,465	$6,724,174	$130,999	$3,027,125	$1,234,540

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Investors Trust Series (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)	MFS® New Discovery Series (Service Shares)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$210	$—	$434	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	638	13,137	376	5,855	2,211
NET INVESTMENT INCOME (LOSS)	(428)	(13,137)	58	(5,855)	(2,211)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	9,225	—	3,126	120,242	73,082
Net realized gain (loss) on shares redeemed	(2,101)	24,883	(405)	4,368	(1,332)
Net change in unrealized appreciation (depreciation) on investments	33,347	843,573	18,383	392,510	213,720
NET GAIN (LOSS) ON INVESTMENTS	40,471	868,456	21,104	517,120	285,470

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$40,043	$855,319	$21,162	$511,265	$283,259

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$259,384	$6,968,142	$3,796,395	$1,751,723	$1,405,786
Net Assets	$259,384	$6,968,142	$3,796,395	$1,751,723	$1,405,786

NET ASSETS, representing:
Accumulation units	$259,384	$6,968,142	$3,796,395	$1,751,723	$1,405,786
	$259,384	$6,968,142	$3,796,395	$1,751,723	$1,405,786

Units outstanding	19,993	649,092	316,405	144,129	127,950

Portfolio shares held	8,021	502,752	148,878	50,496	30,083
Portfolio net asset value per share	$32.34	$13.86	$25.50	$34.69	$46.73
Investment in portfolio shares, at cost	$244,737	$6,906,052	$3,539,480	$1,604,122	$1,339,574

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$394	$127,232	$33,946	$15,352	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	366	14,387	7,038	3,519	1,241
NET INVESTMENT INCOME (LOSS)	28	112,845	26,908	11,833	(1,241)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,985	—	44,206	18,164	503
Net realized gain (loss) on shares redeemed	(547)	4,866	175	9,531	1,900
Net change in unrealized appreciation (depreciation) on investments	14,647	62,090	256,914	147,601	66,212
NET GAIN (LOSS) ON INVESTMENTS	17,085	66,956	301,295	175,296	68,615

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,113	$179,801	$328,203	$187,129	$67,374

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$4,478,798	$939,667	$953,044	$649,562	$290,476
Net Assets	$4,478,798	$939,667	$953,044	$649,562	$290,476

NET ASSETS, representing:
Accumulation units	$4,478,798	$939,667	$953,044	$649,562	$290,476
	$4,478,798	$939,667	$953,044	$649,562	$290,476

Units outstanding	411,801	84,476	94,062	57,233	23,324

Portfolio shares held	171,865	66,833	81,526	39,729	9,172
Portfolio net asset value per share	$26.06	$14.06	$11.69	$16.35	$31.67
Investment in portfolio shares, at cost	$4,241,406	$884,076	$951,842	$584,851	$255,215

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$35,348	$9,493	$13,360	$3,577	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4,548	790	1,033	677	221
NET INVESTMENT INCOME (LOSS)	30,800	8,703	12,327	2,900	(221)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	823	784	(8)	105	62
Net change in unrealized appreciation (depreciation) on investments	237,392	55,591	1,202	64,711	35,261
NET GAIN (LOSS) ON INVESTMENTS	238,215	56,375	1,194	64,816	35,323

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$269,015	$65,078	$13,521	$67,716	$35,102

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$2,248,404	$1,054,151	$223,850	$707,846	$382,005
Net Assets	$2,248,404	$1,054,151	$223,850	$707,846	$382,005

NET ASSETS, representing:
Accumulation units	$2,248,404	$1,054,151	$223,850	$707,846	$382,005
	$2,248,404	$1,054,151	$223,850	$707,846	$382,005

Units outstanding	183,639	95,286	18,669	59,346	34,015

Portfolio shares held	19,178	19,525	9,628	22,804	12,914
Portfolio net asset value per share	$117.24	$53.99	$23.25	$31.04	$29.58
Investment in portfolio shares, at cost	$1,989,541	$984,520	$198,349	$664,946	$384,483

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$6,591	$430	$—	$2,455

EXPENSES
Charges for mortality and expense risk, and
for administration	2,093	1,148	219	378	307
NET INVESTMENT INCOME (LOSS)	(2,093)	5,443	211	(378)	2,148

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	23,692
Net realized gain (loss) on shares redeemed	312	920	366	887	(1,323)
Net change in unrealized appreciation (depreciation) on investments	258,863	69,631	25,501	42,900	(2,478)
NET GAIN (LOSS) ON INVESTMENTS	259,175	70,551	25,867	43,787	19,891

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$257,082	$75,994	$26,078	$43,409	$22,039

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$270,232	$22,221	$205,866	$628,652	$317,741
Net Assets	$270,232	$22,221	$205,866	$628,652	$317,741

NET ASSETS, representing:
Accumulation units	$270,232	$22,221	$205,866	$628,652	$317,741
	$270,232	$22,221	$205,866	$628,652	$317,741

Units outstanding	23,989	1,932	17,747	55,794	27,863

Portfolio shares held	27,773	1,651	20,484	53,962	15,059
Portfolio net asset value per share	$9.73	$13.46	$10.05	$11.65	$21.10
Investment in portfolio shares, at cost	$254,691	$22,008	$208,005	$597,720	$310,461

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$3,372	$277	$—	$2,296	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	279	9	175	489	272
NET INVESTMENT INCOME (LOSS)	3,093	268	(175)	1,807	(272)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	172	16,311	14,645	12,263
Net realized gain (loss) on shares redeemed	(1,356)	—	52	632	146
Net change in unrealized appreciation (depreciation) on investments	15,541	213	(2,139)	30,933	7,280
NET GAIN (LOSS) ON INVESTMENTS	14,185	385	14,224	46,210	19,689

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,278	$653	$14,049	$48,017	$19,417

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$3,796,848	$3,514,166	$2,004,572
Net Assets	$3,796,848	$3,514,166	$2,004,572

NET ASSETS, representing:
Accumulation units	$3,796,848	$3,514,166	$2,004,572
	$3,796,848	$3,514,166	$2,004,572

Units outstanding	339,947	283,959	183,935

Portfolio shares held	167,705	46,184	52,352
Portfolio net asset value per share	$22.64	$76.09	$38.29
Investment in portfolio shares, at cost	$3,626,914	$3,200,490	$1,946,561

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to
	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$22,548	$—	$6,825

EXPENSES
Charges for mortality and expense risk, and
for administration	2,810	2,840	1,758
NET INVESTMENT INCOME (LOSS)	19,738	(2,840)	5,067

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	328	24,754	20,651
Net realized gain (loss) on shares redeemed	3,292	954	265
Net change in unrealized appreciation (depreciation) on investments	169,935	313,676	58,011
NET GAIN (LOSS) ON INVESTMENTS	173,555	339,384	78,927

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$193,293	$336,544	$83,994

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(840,163)	$(1,607,573)	$(2,243,028)	$(123,810)	$(146,107)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	4,980,530	17,985,683	688,154	928,986
Net change in unrealized appreciation (depreciation) on investments	—	4,224,066	22,798,445	35,245	171,816
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(840,163)	7,597,023	38,541,100	599,589	954,695

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,049,994	168,640	1,048,543	3,393	24,069
Annuity payments	(1,826,423)	(1,461,961)	(1,192,680)	(81,788)	(46,971)
Surrenders, withdrawals and death benefits	(24,536,647)	(16,150,293)	(21,602,101)	(882,430)	(1,411,771)
Net transfers between other subaccounts
or fixed rate option	23,323,674	742,623	(4,694,198)	(380,908)	218,846
Miscellaneous transactions	(12,232)	3,860	7,839	(109)	491
Other charges	(92,304)	(23,876)	(115,767)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,906,062	(16,721,007)	(26,548,364)	(1,341,842)	(1,215,336)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,065,899	(9,123,984)	11,992,736	(742,253)	(260,641)

NET ASSETS
Beginning of period	71,588,693	120,444,789	161,984,158	9,798,913	11,341,390
End of period	$75,654,592	$111,320,805	$173,976,894	$9,056,660	$11,080,749

Beginning units	62,645,902	40,888,801	37,339,545	2,618,084	3,375,012
Units issued	35,289,020	587,824	310,174	8,390	146,750
Units redeemed	(34,323,620)	(6,148,282)	(6,216,208)	(387,398)	(544,423)
Ending units	63,611,302	35,328,343	31,433,511	2,239,076	2,977,339
The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,529,128)	$(1,681,309)	$(26,880)	$(4,573,342)	$(702,467)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,593,968	1,517,238	(145,798)	25,967,642	4,485,414
Net change in unrealized appreciation (depreciation) on investments	(9,858,287)	5,572,663	379,125	38,881,287	2,450,552
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,206,553	5,408,592	206,447	60,275,587	6,233,499

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,070,276	351,017	417,065	53,811,407	114,812
Annuity payments	(1,531,533)	(1,127,226)	(9,309)	(2,181,432)	(215,232)
Surrenders, withdrawals and death benefits	(25,271,963)	(15,291,282)	(166,309)	(38,236,071)	(6,068,859)
Net transfers between other subaccounts
or fixed rate option	(38,989)	(128,077)	(10,235)	10,649,557	(1,385,175)
Miscellaneous transactions	10,262	4,968	(25)	(91)	310
Other charges	(231,767)	(153,720)	—	(648,642)	(55,649)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(25,993,714)	(16,344,320)	231,187	23,394,728	(7,609,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,787,161)	(10,935,728)	437,634	83,670,315	(1,376,294)

NET ASSETS
Beginning of period	201,569,261	123,607,544	2,334,747	334,880,167	53,522,368
End of period	$176,782,100	$112,671,816	$2,772,381	$418,550,482	$52,146,074

Beginning units	53,910,439	22,358,575	499,987	66,893,091	15,989,977
Units issued	1,416,171	414,519	44,858	8,176,321	237,840
Units redeemed	(9,178,432)	(3,414,386)	(53,987)	(11,913,117)	(2,687,708)
Ending units	46,148,178	19,358,708	490,858	63,156,295	13,540,109
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(4,603,510)	$(680,816)	$(133,508)	$404,364	$(47,890)
Capital gains distributions received	—	—	699,080	1,013,377	13,095,027
Net realized gain (loss) on shares redeemed	54,876,359	4,526,906	257,361	248,061	1,376,261
Net change in unrealized appreciation (depreciation) on investments	90,232,978	2,388,806	1,200,033	(2,638,722)	(7,883,995)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	140,505,827	6,234,896	2,022,966	(972,920)	6,539,403

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	579,612	5,187,035	14,939	58,890	101,881
Annuity payments	(2,241,547)	(307,896)	(63,291)	(513,988)	(792,834)
Surrenders, withdrawals and death benefits	(44,797,218)	(6,003,192)	(1,584,519)	(5,273,538)	(7,628,244)
Net transfers between other subaccounts
or fixed rate option	(18,851,829)	(1,316,693)	(339,336)	(404,239)	(308,917)
Miscellaneous transactions	17,792	(5,129)	191	827	28,695
Other charges	(237,457)	(74,008)	(2,416)	(8,389)	(13,784)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(65,530,647)	(2,519,883)	(1,974,432)	(6,140,437)	(8,613,203)

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,975,180	3,715,013	48,534	(7,113,357)	(2,073,800)

NET ASSETS
Beginning of period	292,760,657	64,098,961	17,711,123	54,376,302	63,440,392
End of period	$367,735,837	$67,813,974	$17,759,657	$47,262,945	$61,366,592

Beginning units	54,682,749	8,817,399	8,321,461	12,151,341	18,482,062
Units issued	482,978	1,158,751	198,129	232,751	250,499
Units redeemed	(10,972,340)	(1,827,498)	(1,118,206)	(1,796,654)	(2,794,772)
Ending units	44,193,387	8,148,652	7,401,384	10,587,438	15,937,789
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(466,329)	$(22,131)	$(105,699)	$(945,621)	$158,068
Capital gains distributions received	4,335,255	—	612,440	4,371,226	492,289
Net realized gain (loss) on shares redeemed	3,082,014	(210,176)	835,534	6,007,764	834,776
Net change in unrealized appreciation (depreciation) on investments	8,108,003	6,267,755	814,156	8,733,117	(2,110,795)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,058,943	6,035,448	2,156,431	18,166,486	(625,662)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	72,021	41,654	15,575	209,143	55,308
Annuity payments	(785,038)	(201,474)	(342,195)	(448,370)	(95,945)
Surrenders, withdrawals and death benefits	(6,131,408)	(5,074,529)	(1,920,394)	(7,524,239)	(2,368,141)
Net transfers between other subaccounts
or fixed rate option	(2,091,941)	(447,253)	(890,483)	(2,259,231)	(589,057)
Miscellaneous transactions	1,194	38,497	386	1,893	(222)
Other charges	(12,242)	(9,090)	(4,233)	(12,138)	(3,176)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,947,414)	(5,652,195)	(3,141,344)	(10,032,942)	(3,001,233)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,111,529	383,253	(984,913)	8,133,544	(3,626,895)

NET ASSETS
Beginning of period	53,895,489	50,130,130	16,946,008	65,894,504	22,558,223
End of period	$60,007,018	$50,513,383	$15,961,095	$74,028,048	$18,931,328

Beginning units	12,903,581	13,412,019	3,984,297	12,438,348	5,156,855
Units issued	80,832	332,455	23,301	231,751	194,722
Units redeemed	(2,014,494)	(1,954,038)	(742,396)	(1,926,776)	(1,004,277)
Ending units	10,969,919	11,790,436	3,265,202	10,743,323	4,347,300
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(330,880)	$(540,235)	$(135,803)	$(129,157)	$(930,675)
Capital gains distributions received	3,093,647	—	512,734	774,885	—
Net realized gain (loss) on shares redeemed	(184,655)	6,109,653	(780,090)	806,288	5,155,959
Net change in unrealized appreciation (depreciation) on investments	7,772,500	4,531,957	2,056,823	1,319,628	(5,072,861)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,350,612	10,101,375	1,653,664	2,771,644	(847,577)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	30,701	21,255	51,376	1,050	119,038
Annuity payments	(167,288)	(429,172)	(172,635)	(88,872)	(310,755)
Surrenders, withdrawals and death benefits	(3,778,080)	(5,831,626)	(3,013,488)	(1,054,102)	(8,750,289)
Net transfers between other subaccounts
or fixed rate option	(665,633)	(1,523,558)	(340,661)	(800,005)	1,775,051
Miscellaneous transactions	103,214	(5,962)	1,799	960	(6,798)
Other charges	(4,442)	(6,511)	(3,327)	(1,152)	(148,098)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,481,528)	(7,775,574)	(3,476,936)	(1,942,121)	(7,321,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,869,084	2,325,801	(1,823,272)	829,523	(8,169,428)

NET ASSETS
Beginning of period	22,471,530	40,233,435	22,037,812	9,101,885	75,214,600
End of period	$28,340,614	$42,559,236	$20,214,540	$9,931,408	$67,045,172

Beginning units	5,768,508	10,236,874	9,410,940	4,604,160	21,776,926
Units issued	276,576	195,371	63,860	366,374	1,629,458
Units redeemed	(1,282,942)	(2,051,785)	(1,637,827)	(1,199,743)	(4,073,085)
Ending units	4,762,142	8,380,460	7,836,973	3,770,791	19,333,299
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(125,360)	$(1,551,982)	$(448,024)	$(2,806,579)	$(19,744,665)
Capital gains distributions received	822,765	—	—	—	—
Net realized gain (loss) on shares redeemed	851,963	16,487,015	2,342,884	18,009,393	140,810,732
Net change in unrealized appreciation (depreciation) on investments	1,098,738	22,675,965	5,769,272	(29,458,855)	(8,485,893)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,648,106	37,610,998	7,664,132	(14,256,041)	112,580,174

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,108	211,909	108,275	5,343,897	15,718,633
Annuity payments	(73,440)	(851,216)	(219,822)	(142,235)	(374,175)
Surrenders, withdrawals and death benefits	(1,551,639)	(13,718,073)	(3,397,230)	(15,406,417)	(96,117,998)
Net transfers between other subaccounts
or fixed rate option	(435,453)	(7,894,429)	(1,245,077)	6,452,315	(17,628,585)
Miscellaneous transactions	583	(4,105)	(334)	(2,531)	(36,031)
Other charges	(26,210)	(239,041)	(64,848)	(1,809,401)	(14,392,920)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,041,051)	(22,494,955)	(4,819,036)	(5,564,372)	(112,831,076)

TOTAL INCREASE (DECREASE) IN NET ASSETS	607,055	15,116,043	2,845,096	(19,820,413)	(250,902)

NET ASSETS
Beginning of period	10,042,436	97,759,295	29,334,647	243,120,309	1,414,258,699
End of period	$10,649,491	$112,875,338	$32,179,743	$223,299,896	$1,414,007,797

Beginning units	3,816,433	23,411,279	13,517,561	10,351,681	96,112,523
Units issued	52,535	345,581	565,334	6,666,849	48,481,635
Units redeemed	(764,872)	(5,129,966)	(2,665,710)	(6,958,205)	(57,238,034)
Ending units	3,104,096	18,626,894	11,417,185	10,060,325	87,356,124

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(8,110,154)	$(2,509,233)	$(2,434,956)	$(1,174,824)	$(1,399,795)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(38,575,569)	12,986,622	24,906,149	(3,601,805)	(5,313,281)
Net change in unrealized appreciation (depreciation) on investments	42,550,839	(6,795,566)	26,397,161	(790,394)	5,272,847
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,134,884)	3,681,823	48,868,354	(5,567,023)	(1,440,229)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,371,234	12,235,568	4,697,744	981,028	2,639,397
Annuity payments	(108,951)	(38,820)	(48,575)	(886)	(154,478)
Surrenders, withdrawals and death benefits	(45,538,049)	(15,538,649)	(12,768,620)	(5,209,176)	(6,023,620)
Net transfers between other subaccounts
or fixed rate option	39,839,051	235,600	(18,165,163)	6,893,935	5,820,088
Miscellaneous transactions	29,420	9,348	9,535	(3,305)	(4,517)
Other charges	(5,691,631)	(1,491,432)	(1,600,749)	(770,564)	(894,492)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(98,926)	(4,588,385)	(27,875,828)	1,891,032	1,382,378

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,233,810)	(906,562)	20,992,526	(3,675,991)	(57,851)

NET ASSETS
Beginning of period	726,342,126	223,392,090	193,371,459	101,714,555	126,086,110
End of period	$722,108,316	$222,485,528	$214,363,985	$98,038,564	$126,028,259

Beginning units	40,564,790	13,887,537	7,451,722	4,832,863	6,037,178
Units issued	24,117,585	6,786,337	4,117,463	4,506,280	5,191,202
Units redeemed	(24,599,633)	(6,800,193)	(5,238,740)	(4,318,530)	(5,095,902)
Ending units	40,082,742	13,873,681	6,330,445	5,020,613	6,132,478

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(8,089,603)	$(4,422,318)	$(5,877,151)	$(3,236,395)	$(3,933,882)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	80,702,800	16,696,352	92,696,121	39,212,927	(7,997,748)
Net change in unrealized appreciation (depreciation) on investments	83,075,277	(15,865,318)	12,247,002	26,906,711	(1,436,436)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	155,688,474	(3,591,284)	99,065,972	62,883,243	(13,368,066)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,512,799	4,941,280	6,083,985	13,853,056	7,338,834
Annuity payments	(110,894)	(210,115)	(194,746)	(25,579)	(121,609)
Surrenders, withdrawals and death benefits	(40,811,009)	(26,599,806)	(32,103,378)	(23,248,556)	(16,204,215)
Net transfers between other subaccounts
or fixed rate option	(40,813,997)	27,645,742	(48,607,921)	348,410	20,815,178
Miscellaneous transactions	6,068	62,265	1,060	(18,508)	(4,371)
Other charges	(5,295,904)	(3,506,024)	(3,558,863)	(2,006,202)	(2,572,825)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(75,512,937)	2,333,342	(78,379,863)	(11,097,379)	9,250,992

TOTAL INCREASE (DECREASE) IN NET ASSETS	80,175,537	(1,257,942)	20,686,109	51,785,864	(4,117,074)

NET ASSETS
Beginning of period	614,785,929	458,128,757	443,266,932	241,787,278	344,588,147
End of period	$694,961,466	$456,870,815	$463,953,041	$293,573,142	$340,471,073

Beginning units	24,557,899	20,480,268	14,350,628	7,964,223	15,686,088
Units issued	11,560,814	12,041,449	5,353,511	4,163,217	12,908,840
Units redeemed	(14,966,785)	(11,820,775)	(7,974,829)	(4,241,107)	(12,438,392)
Ending units	21,151,928	20,700,942	11,729,310	7,886,333	16,156,536

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,528,236)	$(2,805,515)	$(2,835,785)	$(154,178,554)	$(5,015,381)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,842,130	13,617,791	(30,728,171)	1,147,082,495	39,269,665
Net change in unrealized appreciation (depreciation) on investments	1,632,449	(37,569,457)	17,247,658	(127,528,069)	1,863,141
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,946,343	(26,757,181)	(16,316,298)	865,375,872	36,117,425

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,601,250	4,627,243	1,766,331	109,486,925	7,692,449
Annuity payments	(55,740)	(24,539)	(104,852)	(3,687,170)	(64,437)
Surrenders, withdrawals and death benefits	(27,832,553)	(13,673,553)	(13,686,960)	(679,392,722)	(25,906,502)
Net transfers between other subaccounts
or fixed rate option	35,966,093	(3,870,146)	30,255,234	(72,966,936)	(6,994,648)
Miscellaneous transactions	1,098	(9,646)	(19,347)	738,368	(7,984)
Other charges	(1,352,273)	(1,856,677)	(1,894,573)	(120,530,507)	(3,484,443)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	19,327,875	(14,807,318)	16,315,833	(766,352,042)	(28,765,565)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,274,218	(41,564,499)	(465)	99,023,830	7,351,860

NET ASSETS
Beginning of period	181,539,989	265,593,895	236,498,141	11,362,923,835	432,852,518
End of period	$203,814,207	$224,029,396	$236,497,676	$11,461,947,665	$440,204,378

Beginning units	17,475,592	9,513,965	22,956,386	633,578,943	19,443,845
Units issued	11,802,770	5,915,841	22,625,903	281,142,664	9,873,335
Units redeemed	(9,988,328)	(6,710,537)	(21,935,379)	(339,819,172)	(11,608,147)
Ending units	19,290,034	8,719,269	23,646,910	574,902,435	17,709,033

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	11/13/2020**	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,968,338)	$(1,645,923)	$(21,094,662)	$(129,941,761)	$(37,774,364)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,134,546	(1,994,623)	147,868,890	880,978,180	170,987,880
Net change in unrealized appreciation (depreciation) on investments	11,321,997	(6,373,925)	(107,158,142)	(18,526,117)	(126,621,270)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,488,205	(10,014,471)	19,616,086	732,510,302	6,592,246

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,226,760	3,165,379	19,513,808	123,275,457	15,687,327
Annuity payments	(121,581)	(15,866)	(1,104,709)	(2,468,185)	(702,701)
Surrenders, withdrawals and death benefits	(13,315,581)	(9,380,237)	(94,010,330)	(506,349,155)	(160,439,824)
Net transfers between other subaccounts
or fixed rate option	7,289,539	(161,261,546)	(6,159,997)	37,536,378	44,841,012
Miscellaneous transactions	40,279	(64,677)	24,618	359,279	19,374
Other charges	(1,883,668)	(1,287,270)	(16,617,546)	(92,570,304)	(24,573,610)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,764,252)	(168,844,217)	(98,354,156)	(440,216,530)	(125,168,422)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,723,953	(178,858,688)	(78,738,070)	292,293,772	(118,576,176)

NET ASSETS
Beginning of period	228,162,115	178,858,688	1,562,699,582	9,349,468,694	2,798,738,824
End of period	$235,886,068	$—	$1,483,961,512	$9,641,762,466	$2,680,162,648

Beginning units	15,795,883	17,621,142	103,043,783	502,215,202	199,718,618
Units issued	10,771,128	8,083,415	56,597,944	233,919,788	142,239,622
Units redeemed	(11,995,986)	(25,704,557)	(66,774,889)	(273,252,094)	(156,531,887)
Ending units	14,571,025	—	92,866,838	462,882,896	185,426,353

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(105,235,115)	$(64,200,588)	$(45,631,302)	$(166,781,024)	$(87,530,283)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	690,644,680	349,994,372	301,764,633	594,959,298	761,246,134
Net change in unrealized appreciation (depreciation) on investments	(2,077,094)	(13,532,834)	(123,051,202)	(349,551,882)	(297,687,808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	583,332,471	272,260,950	133,082,129	78,626,392	376,028,043

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	107,693,350	71,705,977	30,132,295	93,640,883	51,958,402
Annuity payments	(4,792,158)	(5,997,428)	(1,092,084)	(2,419,983)	(1,648,480)
Surrenders, withdrawals and death benefits	(479,522,991)	(442,004,129)	(202,973,238)	(697,650,679)	(385,908,687)
Net transfers between other subaccounts
or fixed rate option	(78,669,388)	223,281,509	(10,577,333)	(14,265,913)	(68,216,945)
Miscellaneous transactions	347,848	18,064	487,378	53,420	311,655
Other charges	(75,283,036)	(43,221,767)	(35,465,372)	(135,811,137)	(67,147,088)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(530,226,375)	(196,217,774)	(219,488,354)	(756,453,409)	(470,651,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,106,096	76,043,176	(86,406,225)	(677,827,017)	(94,623,100)

NET ASSETS
Beginning of period	7,699,602,021	4,326,551,442	3,452,243,917	13,282,205,021	6,516,237,775
End of period	$7,752,708,117	$4,402,594,618	$3,365,837,692	$12,604,378,004	$6,421,614,675

Beginning units	445,608,466	287,724,065	219,308,043	747,873,046	355,640,956
Units issued	146,369,689	109,145,043	110,456,000	501,566,345	160,371,559
Units redeemed	(185,039,361)	(124,720,188)	(130,754,598)	(571,835,983)	(195,582,117)
Ending units	406,938,794	272,148,920	199,009,445	677,603,408	320,430,398
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(14,025,562)	$(3,750,321)	$(3,913,563)	$(21,798,666)	$(1,525,665)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	189,329,065	—	35,785,699	112,714,277	(4,121,595)
Net change in unrealized appreciation (depreciation) on investments	130,885,464	—	74,775,065	(3,140,794)	908,652
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	306,188,967	(3,750,321)	106,647,201	87,774,817	(4,738,608)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,421,222	28,922,762	6,420,986	21,632,477	2,482,652
Annuity payments	(322,208)	(713,607)	(161,593)	(985,202)	(63,189)
Surrenders, withdrawals and death benefits	(68,676,416)	(989,928,014)	(21,530,751)	(125,016,104)	(8,610,248)
Net transfers between other subaccounts
or fixed rate option	(70,415,887)	1,130,376,991	(23,217,539)	102,963,461	6,706,178
Miscellaneous transactions	58,589	6,723	14,774	(5,336)	7,530
Other charges	(8,586,652)	(2,033,541)	(2,379,236)	(14,074,180)	(922,107)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(119,521,352)	166,631,314	(40,853,359)	(15,484,884)	(399,184)

TOTAL INCREASE (DECREASE) IN NET ASSETS	186,667,615	162,880,993	65,793,842	72,289,933	(5,137,792)

NET ASSETS
Beginning of period	1,011,441,652	231,233,374	291,500,833	1,556,275,469	138,311,904
End of period	$1,198,109,267	$394,114,367	$357,294,675	$1,628,565,402	$133,174,112

Beginning units	29,331,933	25,141,413	10,768,468	126,832,694	10,844,652
Units issued	12,339,017	65,265,623	5,605,591	72,775,255	6,469,449
Units redeemed	(15,494,382)	(47,831,539)	(7,181,918)	(74,965,982)	(6,696,668)
Ending units	26,176,568	42,575,497	9,192,141	124,641,967	10,617,433
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(3,010,594)	$(68,612,284)	$(16,769,112)	$(864,599)	$(2,739,757)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	28,215,396	1,533,128,348	71,855,848	2,490,179	(14,254,274)
Net change in unrealized appreciation (depreciation) on investments	40,956,176	(25,629,094)	16,143,223	(4,891,375)	33,758,643
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	66,160,978	1,438,886,970	71,229,959	(3,265,795)	16,764,612

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,960,590	(337,277)	18,421,053	1,772,158	2,171,084
Annuity payments	(16,140)	(1,240,488)	(533,480)	—	(34,291)
Surrenders, withdrawals and death benefits	(17,086,429)	(231,712,488)	(97,809,804)	(4,629,055)	(11,508,819)
Net transfers between other subaccounts
or fixed rate option	(18,187,413)	(1,420,950,020)	78,894,972	4,573,604	47,315,461
Miscellaneous transactions	18,874	(242,580)	5,839	(2,194)	(10,334)
Other charges	(2,563,657)	(64,697,841)	(12,095,465)	(572,577)	(2,006,325)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,874,175)	(1,719,180,694)	(13,116,885)	1,141,936	35,926,776

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,286,803	(280,293,724)	58,113,074	(2,123,859)	52,691,388

NET ASSETS
Beginning of period	284,222,319	1,430,637,933	1,323,030,911	72,740,737	209,425,032
End of period	$319,509,122	$1,150,344,209	$1,381,143,985	$70,616,878	$262,116,420

Beginning units	17,069,907	97,350,144	97,267,211	3,975,860	20,056,051
Units issued	7,428,901	2,575,344,619	55,751,354	3,183,727	23,499,484
Units redeemed	(9,678,956)	(2,605,161,786)	(58,268,423)	(3,092,144)	(19,407,190)
Ending units	14,819,852	67,532,977	94,750,142	4,067,443	24,148,345

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(3,666,078)	$(52,792,265)	$(33,015,693)	$(28,009,931)	$(8,684)
Capital gains distributions received	—	—	—	—	269,290
Net realized gain (loss) on shares redeemed	5,639,771	347,160,988	233,352,316	129,887,308	(7,361)
Net change in unrealized appreciation (depreciation) on investments	346,384	36,045,721	4,114,003	(8,401,210)	(42,933)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,320,077	330,414,444	204,450,626	93,476,167	210,312

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,823,455	28,381,925	27,248,522	24,311,439	684
Annuity payments	(16,528)	(651,724)	(289,241)	(265,701)	—
Surrenders, withdrawals and death benefits	(18,411,589)	(228,393,000)	(122,621,511)	(118,657,585)	(53,303)
Net transfers between other subaccounts
or fixed rate option	16,318,253	(35,184,869)	(33,275,781)	(1,406,713)	426,349
Miscellaneous transactions	(17,089)	200,037	105,229	9,487	137
Other charges	(2,528,991)	(44,063,881)	(26,912,009)	(23,881,638)	(6,183)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,167,511	(279,711,512)	(155,744,791)	(119,890,711)	367,684

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,487,588	50,702,932	48,705,835	(26,414,544)	577,996

NET ASSETS
Beginning of period	322,702,223	3,953,412,159	2,498,497,577	2,145,046,266	628,207
End of period	$326,189,811	$4,004,115,091	$2,547,203,412	$2,118,631,722	$1,206,203

Beginning units	13,918,412	262,439,579	150,690,822	154,761,803	19,397
Units issued	10,990,663	131,776,692	89,113,316	96,519,043	18,240
Units redeemed	(10,871,356)	(158,399,706)	(102,203,641)	(109,253,503)	(8,543)
Ending units	14,037,719	235,816,565	137,600,497	142,027,343	29,094

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,338)	$(4,204)	$(22,606)	$(4,835)	$(9,092)
Capital gains distributions received	4,068	49,354	274,453	10,493	72,700
Net realized gain (loss) on shares redeemed	(107,956)	(10,547)	(601)	(5,611)	(46,783)
Net change in unrealized appreciation (depreciation) on investments	178,031	(71,613)	(20,269)	81,282	139,818
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,805	(37,010)	230,977	81,329	156,643

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	5,141	57,498	5,829	33,731
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(43,754)	(49,410)	(159,058)	(65,088)	(28,918)
Net transfers between other subaccounts
or fixed rate option	(49,886)	78,560	639,453	37,826	154,673
Miscellaneous transactions	13	(115)	(24)	(44)	(10)
Other charges	(4,127)	(5,526)	(14,964)	(4,011)	(5,142)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(97,754)	28,650	522,905	(25,488)	154,334

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,949)	(8,360)	753,882	55,841	310,977

NET ASSETS
Beginning of period	531,930	696,265	1,716,775	507,292	590,038
End of period	$505,981	$687,905	$2,470,657	$563,133	$901,015

Beginning units	25,230	46,362	57,942	22,179	27,618
Units issued	17,502	52,068	55,086	13,450	29,743
Units redeemed	(24,176)	(52,364)	(36,254)	(14,780)	(21,837)
Ending units	18,556	46,066	76,774	20,849	35,524

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(3,742)	$1,513	$(5,689)	$(2,628)	$(296)
Capital gains distributions received	44,758	9,019	78,246	28,651	—
Net realized gain (loss) on shares redeemed	(93,210)	(26,754)	(90,324)	(35,634)	(6,959)
Net change in unrealized appreciation (depreciation) on investments	20,238	(12,304)	95,528	8,963	10,651
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(31,956)	(28,526)	77,761	(648)	3,396

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,770	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29,040)	(41,755)	(65,158)	(12,954)	(2,950)
Net transfers between other subaccounts
or fixed rate option	31,708	59,577	184,041	18,274	25,171
Miscellaneous transactions	1	30	(2,297)	—	40
Other charges	(3,272)	(2,913)	(3,441)	(1,593)	(551)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	20,167	14,939	113,145	3,727	21,710

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,789)	(13,587)	190,906	3,079	25,106

NET ASSETS
Beginning of period	622,389	337,647	526,324	234,494	78,553
End of period	$610,600	$324,060	$717,230	$237,573	$103,659

Beginning units	30,012	17,714	21,455	11,599	6,400
Units issued	22,838	17,353	21,739	10,459	7,826
Units redeemed	(21,539)	(15,667)	(18,898)	(10,238)	(5,735)
Ending units	31,311	19,400	24,296	11,820	8,491

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020**

OPERATIONS
Net investment income (loss)	$2,482	$(17,586)	$797	$(4,371,143)	$(514,948)
Capital gains distributions received	121,469	126,829	164,034	—	—
Net realized gain (loss) on shares redeemed	(12,673)	3,359	1,012	50,882,209	1,611,267
Net change in unrealized appreciation (depreciation) on investments	(145,499)	187,615	(173,360)	92,543,648	(920,802)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(34,221)	300,217	(7,517)	139,054,714	175,517

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	20,511,886	—
Annuity payments	—	—	—	(15,025)	—
Surrenders, withdrawals and death benefits	(76,334)	(50,454)	(30,284)	(22,404,367)	(4,135,511)
Net transfers between other subaccounts
or fixed rate option	22,020	25,793	427,214	36,451,130	(42,051,373)
Miscellaneous transactions	4	—	—	18,037	244
Other charges	(5,531)	(9,095)	(6,392)	(2,752,986)	(37,714)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(59,841)	(33,756)	390,538	31,808,675	(46,224,354)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(94,062)	266,461	383,021	170,863,389	(46,048,837)

NET ASSETS
Beginning of period	656,699	1,219,366	917,740	280,800,468	46,048,837
End of period	$562,637	$1,485,827	$1,300,761	$451,663,857	$—

Beginning units	31,349	47,671	51,751	9,348,489	3,874,325
Units issued	15,113	19,645	43,879	6,459,504	1,230,500
Units redeemed	(17,668)	(22,306)	(27,019)	(5,276,076)	(5,104,825)
Ending units	28,794	45,010	68,611	10,531,917	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,129,357)	$1,506	$(11,190)	$(6,099)	$(386,051)
Capital gains distributions received	—	—	52,983	19,942	—
Net realized gain (loss) on shares redeemed	819,798	(34,224)	49,185	45,748	1,725,768
Net change in unrealized appreciation (depreciation) on investments	759,053	29,818	148,684	111,512	(761,656)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	449,494	(2,900)	239,662	171,103	578,061

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	(15,207)	—	—	—
Surrenders, withdrawals and death benefits	(11,764,115)	(14,127)	(88,552)	(123,364)	(3,132,926)
Net transfers between other subaccounts
or fixed rate option	40,504,327	2,355	(62,909)	(52,117)	(1,957,909)
Miscellaneous transactions	1,694	(1)	69	—	(98)
Other charges	(25,239)	(322)	(1,771)	(612)	(22,371)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,716,667	(27,302)	(153,163)	(176,093)	(5,113,304)

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,166,161	(30,202)	86,499	(4,990)	(4,535,243)

NET ASSETS
Beginning of period	35,106,708	155,650	666,156	421,677	20,774,013
End of period	$64,272,869	$125,448	$752,655	$416,687	$16,238,770

Beginning units	2,778,380	8,706	123,972	15,549	1,784,535
Units issued	4,120,590	161	187	386	1,400,102
Units redeemed	(1,886,726)	(2,116)	(24,983)	(6,058)	(1,874,177)
Ending units	5,012,244	6,751	99,176	9,877	1,310,460

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(12,069,845)	$(25,452,682)	$(10,414)	$(4,841,167)	$(119,843)
Capital gains distributions received	—	—	75,495	—	—
Net realized gain (loss) on shares redeemed	83,834,786	121,398,522	101,629	17,725,168	431,306
Net change in unrealized appreciation (depreciation) on investments	45,354,629	(76,456,249)	31,039	6,213,125	(2,060)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	117,119,570	19,489,591	197,749	19,097,126	309,403

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	86,923,296	23,738,883	—	24,688,678	—
Annuity payments	(12,006)	(2,519,958)	—	(56,317)	—
Surrenders, withdrawals and death benefits	(178,599,177)	(111,794,838)	(411,164)	(37,590,122)	(631,731)
Net transfers between other subaccounts
or fixed rate option	(31,171,841)	(4,197,557)	2,071	84,319,185	(1,101,605)
Miscellaneous transactions	(9,814)	25,959	(109)	50	(117)
Other charges	(4,016,726)	(19,024,693)	(1,689)	(3,588,551)	(4,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(126,886,268)	(113,772,204)	(410,891)	67,772,923	(1,738,405)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,766,698)	(94,282,613)	(213,142)	86,870,049	(1,429,002)

NET ASSETS
Beginning of period	1,259,103,617	1,941,764,419	1,327,499	361,679,280	5,938,992
End of period	$1,249,336,919	$1,847,481,806	$1,114,357	$448,549,329	$4,509,990

Beginning units	80,749,045	142,439,369	52,364	30,278,075	573,165
Units issued	11,261,476	72,553,280	1,380	22,467,775	582,509
Units redeemed	(16,908,983)	(84,013,866)	(16,922)	(16,762,152)	(741,042)
Ending units	75,101,538	130,978,783	36,822	35,983,698	414,632
The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	8/14/2020**

OPERATIONS
Net investment income (loss)	$(10,391,899)	$(72,717)	$(2,494,133)	$(95,802)	$(155,184)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,268,742	106,516	3,234,407	629,329	1,887,847
Net change in unrealized appreciation (depreciation) on investments	44,850,776	494,586	2,590,383	(215,599)	(2,356,960)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	54,727,619	528,385	3,330,657	317,928	(624,297)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,373,509	875,860	7,960,486	—	1,569,799
Annuity payments	(12,708)	—	—	—	—
Surrenders, withdrawals and death benefits	(37,238,961)	(523,289)	(10,947,239)	(1,327,352)	(833,658)
Net transfers between other subaccounts
or fixed rate option	81,064,322	916,291	24,606,761	(2,192,381)	(31,179,090)
Miscellaneous transactions	41,090	(90)	(1,916)	(2)	2,388
Other charges	(9,469,446)	(32,949)	(1,651,768)	(2,519)	(72,813)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	98,757,806	1,235,823	19,966,324	(3,522,254)	(30,513,374)

TOTAL INCREASE (DECREASE) IN NET ASSETS	153,485,425	1,764,208	23,296,981	(3,204,326)	(31,137,671)

NET ASSETS
Beginning of period	748,646,648	8,185,051	205,539,794	4,632,739	31,137,671
End of period	$902,132,073	$9,949,259	$228,836,775	$1,428,413	$—

Beginning units	48,939,188	713,567	10,037,461	460,011	2,678,827
Units issued	44,112,092	288,506	6,946,968	1,126,155	285,635
Units redeemed	(38,652,394)	(177,053)	(5,889,648)	(1,454,473)	(2,964,462)
Ending units	54,398,886	825,020	11,094,781	131,693	—

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	8/14/2020**	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,112,259)	$(291,031,380)	$(111,117)	$(215,991)	$(169,967)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,767,544	100,788,814	4,607,475	931,561	1,484,262
Net change in unrealized appreciation (depreciation) on investments	(4,850,236)	1,736,183,433	(4,605,083)	3,473,415	(428,241)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,805,049	1,545,940,867	(108,725)	4,188,985	886,054

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,641,683	1,222,114,826	1,018,281	2,503,877	—
Annuity payments	(25,484)	(6,047,077)	—	—	—
Surrenders, withdrawals and death benefits	(10,423,261)	(866,849,555)	(588,193)	(2,247,574)	(1,379,740)
Net transfers between other subaccounts
or fixed rate option	8,349,218	7,228,755	(22,937,943)	20,162,211	(5,704,237)
Miscellaneous transactions	(5,689)	170,342	(238)	(5,534)	(1,643)
Other charges	(1,346,955)	(1,571,703)	(54,796)	(109,494)	(3,283)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,189,512	355,045,588	(22,562,889)	20,303,486	(7,088,903)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,994,561	1,900,986,455	(22,671,614)	24,492,471	(6,202,849)

NET ASSETS
Beginning of period	174,580,298	14,186,157,125	22,671,614	18,744,121	9,011,336
End of period	$179,574,859	$16,087,143,580	$—	$43,236,592	$2,808,487

Beginning units	8,907,359	1,169,849,264	1,243,527	989,205	775,633
Units issued	6,266,661	57,099,759	153,269	1,554,471	1,622,529
Units redeemed	(6,166,867)	(26,571,792)	(1,396,796)	(368,951)	(2,177,742)
Ending units	9,007,153	1,200,377,231	—	2,174,725	220,420
** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	4/24/2020**	12/31/2020	12/31/2020	4/24/2020**

OPERATIONS
Net investment income (loss)	$(34,109,688)	$(73,929)	$(691,511)	$(556,075)	$(36,102)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(44,268,961)	2,182,923	2,087,205	1,497,190	(491,429)
Net change in unrealized appreciation (depreciation) on investments	262,920,743	(6,737,459)	22,220,998	9,323,484	(989,150)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	184,542,094	(4,628,465)	23,616,692	10,264,599	(1,516,681)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	198,470,044	2,279,041	8,005,833	7,085,173	792,518
Annuity payments	(71,363)	—	—	—	—
Surrenders, withdrawals and death benefits	(57,971,001)	(680,054)	(3,699,577)	(4,353,777)	(261,041)
Net transfers between other subaccounts
or fixed rate option	83,488,901	(35,406,868)	31,292,318	15,993,731	(18,490,905)
Miscellaneous transactions	1,608	1,432	3,181	6,388	(6,614)
Other charges	(33,772,820)	(69,315)	(615,745)	(522,635)	(35,055)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	190,145,369	(33,875,764)	34,986,010	18,208,880	(18,001,097)

TOTAL INCREASE (DECREASE) IN NET ASSETS	374,687,463	(38,504,229)	58,602,702	28,473,479	(19,517,778)

NET ASSETS
Beginning of period	2,705,785,927	38,504,229	84,134,709	79,837,458	19,517,778
End of period	$3,080,473,390	$—	$142,737,411	$108,310,937	$—

Beginning units	185,523,738	2,947,691	5,889,529	5,864,132	1,931,111
Units issued	168,557,103	326,663	3,987,963	2,517,210	146,983
Units redeemed	(165,740,156)	(3,274,354)	(900,140)	(840,926)	(2,078,094)
Ending units	188,340,685	—	8,977,352	7,540,416	—

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	4/24/2020**	4/24/2020**	8/14/2020**	8/14/2020**	11/13/2020**

OPERATIONS
Net investment income (loss)	$(68,610)	$(73,478)	$(8,903)	$(25,188)	$(51,442)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	528,767	2,787,479	440,506	1,391,430	532,174
Net change in unrealized appreciation (depreciation) on investments	(8,353,309)	(3,394,607)	128,745	(1,610,915)	(290,426)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,893,152)	(680,606)	560,348	(244,673)	190,306

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,558	35,600	41,423	408,012	1,785,807
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(329,218)	(478,836)	(40,428)	(536,877)	(373,294)
Net transfers between other subaccounts
or fixed rate option	(33,025,879)	(36,601,979)	(2,776,835)	(7,299,343)	(10,434,399)
Miscellaneous transactions	(11)	(21)	22	(3,271)	4,332
Other charges	(68,257)	(71,839)	(8,860)	(24,310)	(47,762)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(33,413,807)	(37,117,075)	(2,784,678)	(7,455,789)	(9,065,316)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,306,959)	(37,797,681)	(2,224,330)	(7,700,462)	(8,875,010)

NET ASSETS
Beginning of period	41,306,959	37,797,681	2,224,330	7,700,462	8,875,010
End of period	$—	$—	$—	$—	$—

Beginning units	2,924,978	3,408,064	243,068	570,632	902,407
Units issued	38,606	30,017	13,972	62,772	433,801
Units redeemed	(2,963,584)	(3,438,081)	(257,040)	(633,404)	(1,336,208)
Ending units	—	—	—	—	—

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	11/13/2020**	11/13/2020**	12/31/2020

OPERATIONS
Net investment income (loss)	$(5,782,362)	$(429,082)	$(30,174)	$(19,798)	$(301,390)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(17,685,028)	4,340,193	518,759	459,760	91,625
Net change in unrealized appreciation (depreciation) on investments	24,384,060	(1,471,608)	(326,968)	(180,052)	1,800,035
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	916,670	2,439,503	161,617	259,910	1,590,270

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	19,123,002	—	1,066,316	1,286,530	1,868,229
Annuity payments	(46,198)	—	—	—	—
Surrenders, withdrawals and death benefits	(9,305,820)	(4,455,934)	(176,254)	(85,330)	(1,819,289)
Net transfers between other subaccounts
or fixed rate option	7,056,398	(28,026,529)	(6,316,657)	(4,002,683)	195,173,993
Miscellaneous transactions	59,288	(399)	(274)	217	(691)
Other charges	(5,974,180)	(7,487)	(28,732)	(17,680)	(234,183)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,912,490	(32,490,349)	(5,455,601)	(2,818,946)	194,988,059

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,829,160	(30,050,846)	(5,293,984)	(2,559,036)	196,578,329

NET ASSETS
Beginning of period	501,323,889	39,139,788	5,293,984	2,559,036	3,343,792
End of period	$513,153,049	$9,088,942	$—	$—	$199,922,121

Beginning units	39,352,456	3,763,466	472,669	229,093	294,708
Units issued	35,037,728	1,738,890	209,816	277,091	18,590,525
Units redeemed	(35,902,951)	(4,690,901)	(682,485)	(506,184)	(364,528)
Ending units	38,487,233	811,455	—	—	18,520,705

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	8/14/2020**	12/31/2020	4/24/2020**	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(18,018)	$(48,873)	$(17,552)	$422,376	$544,861
Capital gains distributions received	—	—	—	3,603,840	—
Net realized gain (loss) on shares redeemed	778,093	(77,812)	512,093	243,826	(59,968)
Net change in unrealized appreciation (depreciation) on investments	(580,052)	689,053	(320,509)	6,432,217	445,009
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	180,023	562,368	174,032	10,702,259	929,902

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	148,273	1,239,320	441	6,818,813	2,635,882
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(567,112)	(364,236)	(56,781)	(2,602,115)	(1,518,078)
Net transfers between other subaccounts
or fixed rate option	(4,912,405)	(130,040)	(9,410,791)	(758,892)	(574,613)
Miscellaneous transactions	23	147	60	(12,070)	(17,901)
Other charges	(16,506)	(44,911)	(16,687)	(290,665)	(116,977)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,347,727)	700,280	(9,483,758)	3,155,071	408,313

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,167,704)	1,262,648	(9,309,726)	13,857,330	1,338,215

NET ASSETS
Beginning of period	5,167,704	8,847,390	9,309,726	51,164,311	19,836,538
End of period	$—	$10,110,038	$—	$65,021,641	$21,174,753

Beginning units	437,993	779,029	934,491	4,130,433	1,594,168
Units issued	26,128	206,499	8,640	880,204	356,394
Units redeemed	(464,121)	(137,435)	(943,131)	(551,368)	(293,025)
Ending units	—	848,093	—	4,459,269	1,657,537

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(286,037)	$(3,866)	$(28,881)	$(61,046)	$(12,405,304)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,668,736	151,518	1,337,572	1,306,738	(41,222,916)
Net change in unrealized appreciation (depreciation) on investments	(2,235,742)	397,556	(744,323)	(15,488)	207,453,953
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,146,957	545,208	564,368	1,230,204	153,825,733

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	37,120	—	—	149,220,241
Annuity payments	—	(36,550)	—	—	—
Surrenders, withdrawals and death benefits	(2,242,996)	(659,205)	(285,397)	(751,806)	(12,945,911)
Net transfers between other subaccounts
or fixed rate option	(22,157,526)	310,949	(9,606,395)	(19,181,564)	47,950,689
Miscellaneous transactions	(909)	(182)	(62)	33	35,857
Other charges	(6,686)	(20,427)	(997)	(255)	(12,987,376)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,408,117)	(368,295)	(9,892,851)	(19,933,592)	171,273,500

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,261,160)	176,913	(9,328,483)	(18,703,388)	325,099,233

NET ASSETS
Beginning of period	34,236,610	5,936,983	9,328,972	18,740,957	902,733,300
End of period	$11,975,450	$6,113,896	$489	$37,569	$1,227,832,533

Beginning units	3,296,447	450,706	886,651	1,765,543	78,974,701
Units issued	1,770,637	58,341	134,893	91,574	68,184,789
Units redeemed	(4,017,589)	(90,742)	(1,021,503)	(1,853,962)	(57,964,718)
Ending units	1,049,495	418,305	41	3,155	89,194,772

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,495,295)	$(2,796,143)	$(2,031,924)	$(14,589)	$(12,034)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,966,340	(15,521,590)	(7,854,637)	(2,043)	(2,189)
Net change in unrealized appreciation (depreciation) on investments	2,296,752	47,550,559	30,588,401	96,893	83,703
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,767,797	29,232,826	20,701,840	80,261	69,480

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	68,298,793	52,019,532	3,069,051	2,622,006
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,804,641)	(1,505,941)	(2,560,633)	(36,338)	(24,599)
Net transfers between other subaccounts
or fixed rate option	39,112,739	13,981,118	10,971,226	(7,957)	628
Miscellaneous transactions	(23,408)	(5,491)	2,707	(226)	(201)
Other charges	(45,039)	(2,676,464)	(2,152,828)	(13)	(13)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	25,239,651	78,092,015	58,280,004	3,024,517	2,597,821

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,007,448	107,324,841	78,981,844	3,104,778	2,667,301

NET ASSETS
Beginning of period	10,321,213	172,193,950	128,248,860	279,446	279,683
End of period	$43,328,661	$279,518,791	$207,230,704	$3,384,224	$2,946,984

Beginning units	920,350	14,124,356	10,889,077	27,773	27,742
Units issued	14,357,715	19,078,764	12,273,843	314,722	267,137
Units redeemed	(11,843,050)	(13,565,752)	(7,767,819)	(27,493)	(20,831)
Ending units	3,435,015	19,637,368	15,395,101	315,002	274,048
The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio	AST Bond Portfolio 2031
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/2/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(12,757)	$(27,625)	$(12,914)	$(83,154)	$(536,377)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(380)	2,291	(2,624)	(464,972)	184,447
Net change in unrealized appreciation (depreciation) on investments	97,227	205,497	84,999	2,081,056	(612,182)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	84,090	180,163	69,461	1,532,930	(964,112)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,049,019	5,183,482	3,518,323	5,543,074	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(26,918)	(60,212)	(27,405)	(8,954)	(5,661,020)
Net transfers between other subaccounts
or fixed rate option	(6,690)	280,708	8,982	1,511,442	65,545,955
Miscellaneous transactions	(763)	(525)	(351)	1,068	(429)
Other charges	(20)	(92)	(13)	(69,418)	(1,704)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,014,628	5,403,361	3,499,536	6,977,212	59,882,802

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,098,718	5,583,524	3,568,997	8,510,142	58,918,690

NET ASSETS
Beginning of period	262,315	644,313	279,388	1,099,409	—
End of period	$4,361,033	$6,227,837	$3,848,385	$9,609,551	$58,918,690

Beginning units	26,072	63,601	27,768	106,726	—
Units issued	414,393	586,011	343,373	1,015,604	8,043,713
Units redeemed	(34,517)	(71,448)	(20,983)	(297,830)	(2,731,836)
Ending units	405,948	578,164	350,158	824,500	5,311,877

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$—	$(55)	$(41)	$828	$(2)
Capital gains distributions received	1	389	314	4	—
Net realized gain (loss) on shares redeemed	—	61	(2)	(1)	—
Net change in unrealized appreciation (depreciation) on investments	219	6,648	1,142	(153)	376
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	220	7,043	1,413	678	374

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	102,097	25,663	40,247	4,200
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(14)	(77)	(64)	(47)	(4)
Net transfers between other subaccounts
or fixed rate option	10,808	(918)	—	9,847	2,500
Miscellaneous transactions	43	319	—	—	52
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,837	101,421	25,599	50,047	6,748

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,057	108,464	27,012	50,725	7,122

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$11,057	$108,464	$27,012	$50,725	$7,122

Beginning units	—	—	—	—	—
Units issued	913	7,167	2,042	4,776	512
Units redeemed	(1)	(75)	(5)	(5)	(0) (1)
Ending units	912	7,092	2,037	4,771	512

*Date subaccount became available for investment.
(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(138)	$(18)	$(68)	$—	$(3)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6	2	8	—	—
Net change in unrealized appreciation (depreciation) on investments	11,576	793	3,398	4	124
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,444	777	3,338	4	121

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	851,883	—	48,318	2,951	14,637
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(348)	(107)	(74)	(1)	(7)
Net transfers between other subaccounts
or fixed rate option	72,287	56,525	11	—	—
Miscellaneous transactions	—	—	146	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	923,822	56,418	48,401	2,950	14,630

TOTAL INCREASE (DECREASE) IN NET ASSETS	935,266	57,195	51,739	2,954	14,751

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$935,266	$57,195	$51,739	$2,954	$14,751

Beginning units	—	—	—	—	—
Units issued	86,962	5,440	4,573	286	1,300
Units redeemed	(33)	(11)	(7)	(0) (1)	(1)
Ending units	86,929	5,429	4,566	286	1,299

*Date subaccount became available for investment.
(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(23)	$(6)	$(48)	$(534)	$(71)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	—	2	20,081	3
Net change in unrealized appreciation (depreciation) on investments	340	76	3,087	9,773	1,876
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	317	70	3,041	29,320	1,808

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,352	21,644	—	171,317	60,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1)	(6)	(14)	(4)	(69)
Net transfers between other subaccounts
or fixed rate option	—	4,103	68,339	(69,071)	74
Miscellaneous transactions	(7)	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,344	25,741	68,325	102,242	60,005

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,661	25,811	71,366	131,562	61,813

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$28,661	$25,811	$71,366	$131,562	$61,813

Beginning units	—	—	—	—	—
Units issued	3,326	2,479	6,341	23,851	5,768
Units redeemed	(73)	(1)	(1)	(12,465)	(7)
Ending units	3,253	2,478	6,340	11,386	5,761

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(123)	$(24)	$(3)	$(59)	$(22)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5	4	—	10	—
Net change in unrealized appreciation (depreciation) on investments	3,942	1,562	52	2,381	147
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,824	1,542	49	2,332	125

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	71,537	9,442	6,000	49,500	22,306
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(35)	(21)	(6)	(58)	(15)
Net transfers between other subaccounts
or fixed rate option	20	320	—	(263)	8,375
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	71,522	9,741	5,994	49,179	30,666

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,346	11,283	6,043	51,511	30,791

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$75,346	$11,283	$6,043	$51,511	$30,791

Beginning units	—	—	—	—	—
Units issued	6,936	864	584	4,677	2,975
Units redeemed	(3)	(2)	(1)	(30)	(1)
Ending units	6,933	862	583	4,647	2,974

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Blue Chip Income and Growth Fund (Class 1)	American Funds IS Bond Fund (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$3,474	$1,027	$581	$370	$50
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6	(11)	(1)	134	—
Net change in unrealized appreciation (depreciation) on investments	3,105	134	(101)	17,911	499
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,585	1,150	479	18,415	549

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	140,625	79,151	30,906	304,680	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(358)	—	(107)	(53)	(27)
Net transfers between other subaccounts
or fixed rate option	138,813	—	11,857	11,614	24,113
Miscellaneous transactions	46	(8)	—	60	73
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	279,126	79,143	42,656	316,301	24,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	285,711	80,293	43,135	334,716	24,708

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$285,711	$80,293	$43,135	$334,716	$24,708

Beginning units	—	—	—	—	—
Units issued	26,125	7,610	4,061	24,617	2,244
Units redeemed	(33)	(121)	(10)	(474)	(3)
Ending units	26,092	7,489	4,051	24,143	2,241

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$277	$6,184	$(9)	$1,155	$207
Capital gains distributions received	—	3,191	629	8,781	790
Net realized gain (loss) on shares redeemed	—	24	(1)	19	1
Net change in unrealized appreciation (depreciation) on investments	(178)	12,007	(208)	9,309	589
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	99	21,406	411	19,264	1,587

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,500	—	42,880	—	19,247
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(501)	(17)	(524)	(49)
Net transfers between other subaccounts
or fixed rate option	—	278,590	5,807	290,202	—
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	21,500	278,089	48,670	289,678	19,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,599	299,495	49,081	308,942	20,785

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$21,599	$299,495	$49,081	$308,942	$20,785

Beginning units	—	—	—	—	—
Units issued	2,005	28,751	3,789	29,773	1,764
Units redeemed	—	(48)	(1)	(51)	(5)
Ending units	2,005	28,703	3,788	29,722	1,759

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(15)	$39	$291	$66	$1,203
Capital gains distributions received	—	—	—	—	15
Net realized gain (loss) on shares redeemed	—	—	—	627	11
Net change in unrealized appreciation (depreciation) on investments	23	(51)	(325)	13	5,330
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8	(12)	(34)	706	6,559

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	15,000	7,947	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(95)	(39)	(14)	(6)	(225)
Net transfers between other subaccounts
or fixed rate option	23,950	17,420	—	(3,769)	113,052
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	23,855	17,381	14,986	4,172	112,827

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,863	17,369	14,952	4,878	119,386

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$23,863	$17,369	$14,952	$4,878	$119,386

Beginning units	—	—	—	—	—
Units issued	2,388	1,748	1,502	834	10,182
Units redeemed	(9)	(4)	(1)	(381)	(19)
Ending units	2,379	1,744	1,501	453	10,163

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(49)	$1,213	$—	$(48)	$426
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,398	1,508	—	4,139	(1)
Net change in unrealized appreciation (depreciation) on investments	—	37,554	202	—	(226)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,349	40,275	202	4,091	199

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	22,083	—	6,886	22,717	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(1,247)	(2)	—	(43)
Net transfers between other subaccounts
or fixed rate option	(28,324)	278,590	—	(28,547)	10,886
Miscellaneous transactions	892	(719)	—	1,739	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,349)	276,624	6,884	(4,091)	10,843

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	316,899	7,086	—	11,042

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$—	$316,899	$7,086	$—	$11,042

Beginning units	—	—	—	—	—
Units issued	2,363	29,193	534	3,129	1,086
Units redeemed	(2,363)	(2,777)	(0) (1)	(3,129)	(4)
Ending units	—	26,416	534	—	1,082

*Date subaccount became available for investment.
(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1)	$1	$40	$1,098	$471
Capital gains distributions received	—	—	—	—	128
Net realized gain (loss) on shares redeemed	—	—	8	2,631	279
Net change in unrealized appreciation (depreciation) on investments	(18)	114	3,026	27,719	(209)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(19)	115	3,074	31,448	669

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	22,209	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(8)	(79)	(1,973)	(241)
Net transfers between other subaccounts
or fixed rate option	5,000	3,485	6,131	281,088	14,989
Miscellaneous transactions	55	—	—	(1,094)	(79)
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,055	3,477	28,261	278,021	14,669

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,036	3,592	31,335	309,469	15,338

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$5,036	$3,592	$31,335	$309,469	$15,338

Beginning units	—	—	—	—	—
Units issued	431	334	2,656	32,324	3,780
Units redeemed	—	(1)	(7)	(5,562)	(2,322)
Ending units	431	333	2,649	26,762	1,458

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(104)	$(45)	$7	$(104)	$2,192
Capital gains distributions received	17	—	—	18,353	—
Net realized gain (loss) on shares redeemed	14,586	3,041	29	25	2
Net change in unrealized appreciation (depreciation) on investments	557	—	1,003	12,927	(365)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,056	2,996	1,039	31,201	1,829

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,459	22,197	4,721	—	79,150
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(12)	—	(10)	(531)	(208)
Net transfers between other subaccounts
or fixed rate option	(53,449)	(25,439)	(191)	284,397	52,255
Miscellaneous transactions	(1,645)	246	—	—	(1)
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,647)	(2,996)	4,520	283,866	131,196

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,409	—	5,559	315,067	133,025

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$11,409	$—	$5,559	$315,067	$133,025

Beginning units	—	—	—	—	—
Units issued	5,129	2,756	517	23,144	12,600
Units redeemed	(4,368)	(2,756)	(19)	(39)	(67)
Ending units	761	—	498	23,105	12,533

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Shares)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$230	$(16)	$(52)	$(1)	$1,659
Capital gains distributions received	—	—	—	—	3,036
Net realized gain (loss) on shares redeemed	—	14	6	—	3,132
Net change in unrealized appreciation (depreciation) on investments	85	2,195	3,110	41	70,047
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	315	2,193	3,064	40	77,874

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,781	10,550	60,871	—	448,369
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(18)	(30)	(87)	—	(19,562)
Net transfers between other subaccounts
or fixed rate option	175	2,328	281	4,999	280,640
Miscellaneous transactions	—	41	—	47	534
Other charges	—	—	—	—	(1,022)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,938	12,889	61,065	5,046	708,959

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,253	15,082	64,129	5,086	786,833

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$9,253	$15,082	$64,129	$5,086	$786,833

Beginning units	—	—	—	—	—
Units issued	880	1,202	5,392	432	61,953
Units redeemed	(2)	(18)	(8)	—	(3,554)
Ending units	878	1,184	5,384	432	58,399

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Investors Trust Series (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)	MFS® New Discovery Series (Service Shares)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(428)	$(13,137)	$58	$(5,855)	$(2,211)
Capital gains distributions received	9,225	—	3,126	120,242	73,082
Net realized gain (loss) on shares redeemed	(2,101)	24,883	(405)	4,368	(1,332)
Net change in unrealized appreciation (depreciation) on investments	33,347	843,573	18,383	392,510	213,720
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	40,043	855,319	21,162	511,265	283,259

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	156,587	2,599,043	117,222	1,171,801	353,026
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(42,042)	(60,062)	(37,032)	(52,730)	(46,533)
Net transfers between other subaccounts
or fixed rate option	196,732	4,181,217	48,506	1,792,833	860,449
Miscellaneous transactions	(122)	2,529	(182)	1,369	(81)
Other charges	(386)	(10,300)	(294)	(4,903)	(1,860)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	310,769	6,712,427	128,220	2,908,370	1,165,001

TOTAL INCREASE (DECREASE) IN NET ASSETS	350,812	7,567,746	149,382	3,419,635	1,448,260

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$350,812	$7,567,746	$149,382	$3,419,635	$1,448,260

Beginning units	—	—	—	—	—
Units issued	30,392	555,161	16,542	239,669	96,938
Units redeemed	(4,483)	(37,297)	(5,067)	(8,376)	(10,384)
Ending units	25,909	517,864	11,475	231,293	86,554

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$28	$112,845	$26,908	$11,833	$(1,241)
Capital gains distributions received	2,985	—	44,206	18,164	503
Net realized gain (loss) on shares redeemed	(547)	4,866	175	9,531	1,900
Net change in unrealized appreciation (depreciation) on investments	14,647	62,090	256,914	147,601	66,212
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,113	179,801	328,203	187,129	67,374

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	179,597	2,447,739	1,886,828	672,423	391,781
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10,337)	(93,776)	(49,455)	(51,098)	(4,184)
Net transfers between other subaccounts
or fixed rate option	73,150	4,446,518	1,634,885	946,135	951,140
Miscellaneous transactions	(2)	(670)	318	(130)	483
Other charges	(137)	(11,470)	(4,384)	(2,736)	(808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	242,271	6,788,341	3,468,192	1,564,594	1,338,412

TOTAL INCREASE (DECREASE) IN NET ASSETS	259,384	6,968,142	3,796,395	1,751,723	1,405,786

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$259,384	$6,968,142	$3,796,395	$1,751,723	$1,405,786

Beginning units	—	—	—	—	—
Units issued	20,905	711,000	322,966	167,466	146,295
Units redeemed	(912)	(61,908)	(6,561)	(23,337)	(18,345)
Ending units	19,993	649,092	316,405	144,129	127,950

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$30,800	$8,703	$12,327	$2,900	$(221)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	823	784	(8)	105	62
Net change in unrealized appreciation (depreciation) on investments	237,392	55,591	1,202	64,711	35,261
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	269,015	65,078	13,521	67,716	35,102

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,468,883	450,677	346,243	276,686	75,934
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(14,716)	(24,708)	(4,662)	(277)	(4,039)
Net transfers between other subaccounts
or fixed rate option	1,757,396	448,844	598,623	306,122	183,603
Miscellaneous transactions	474	274	24	(176)	—
Other charges	(2,254)	(498)	(705)	(509)	(124)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,209,783	874,589	939,523	581,846	255,374

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,478,798	939,667	953,044	649,562	290,476

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$4,478,798	$939,667	$953,044	$649,562	$290,476

Beginning units	—	—	—	—	—
Units issued	414,892	86,771	94,560	57,317	23,718
Units redeemed	(3,091)	(2,295)	(498)	(84)	(394)
Ending units	411,801	84,476	94,062	57,233	23,324

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,093)	$5,443	$211	$(378)	$2,148
Capital gains distributions received	—	—	—	—	23,692
Net realized gain (loss) on shares redeemed	312	920	366	887	(1,323)
Net change in unrealized appreciation (depreciation) on investments	258,863	69,631	25,501	42,900	(2,478)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	257,082	75,994	26,078	43,409	22,039

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,141,918	541,142	128,076	210,952	158,381
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,422)	(7,488)	(1,488)	(12,946)	(4,688)
Net transfers between other subaccounts
or fixed rate option	856,513	444,981	71,340	466,584	206,436
Miscellaneous transactions	568	229	(17)	19	15
Other charges	(1,255)	(707)	(139)	(172)	(178)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,991,322	978,157	197,772	664,437	359,966

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,248,404	1,054,151	223,850	707,846	382,005

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$2,248,404	$1,054,151	$223,850	$707,846	$382,005

Beginning units	—	—	—	—	—
Units issued	191,641	99,336	20,022	62,688	36,659
Units redeemed	(8,002)	(4,050)	(1,353)	(3,342)	(2,644)
Ending units	183,639	95,286	18,669	59,346	34,015

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$3,093	$268	$(175)	$1,807	$(272)
Capital gains distributions received	—	172	16,311	14,645	12,263
Net realized gain (loss) on shares redeemed	(1,356)	—	52	632	146
Net change in unrealized appreciation (depreciation) on investments	15,541	213	(2,139)	30,933	7,280
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,278	653	14,049	48,017	19,417

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	84,431	14,589	90,811	391,378	242,641
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,780)	—	(1,872)	(3,682)	(5,807)
Net transfers between other subaccounts
or fixed rate option	178,615	6,982	103,003	193,222	61,692
Miscellaneous transactions	—	—	(2)	(79)	(97)
Other charges	(312)	(3)	(123)	(204)	(105)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	252,954	21,568	191,817	580,635	298,324

TOTAL INCREASE (DECREASE) IN NET ASSETS	270,232	22,221	205,866	628,652	317,741

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$270,232	$22,221	$205,866	$628,652	$317,741

Beginning units	—	—	—	—	—
Units issued	26,429	1,932	17,991	60,603	28,949
Units redeemed	(2,440)	(0) (1)	(244)	(4,809)	(1,086)
Ending units	23,989	1,932	17,747	55,794	27,863

*Date subaccount became available for investment.
(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to
	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$19,738	$(2,840)	$5,067
Capital gains distributions received	328	24,754	20,651
Net realized gain (loss) on shares redeemed	3,292	954	265
Net change in unrealized appreciation (depreciation) on investments	169,935	313,676	58,011
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	193,293	336,544	83,994

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,444,230	529,382	526,904
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	(18,712)	(27,891)	(8,217)
Net transfers between other subaccounts
or fixed rate option	2,180,050	2,677,902	1,403,054
Miscellaneous transactions	571	374	(219)
Other charges	(2,584)	(2,145)	(944)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,603,555	3,177,622	1,920,578

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,796,848	3,514,166	2,004,572

NET ASSETS
Beginning of period	—	—	—
End of period	$3,796,848	$3,514,166	$2,004,572

Beginning units	—	—	—
Units issued	348,111	285,844	185,182
Units redeemed	(8,164)	(1,885)	(1,247)
Ending units	339,947	283,959	183,935

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$327,787	$(1,713,547)	$(2,278,436)	$(134,725)	$(160,893)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	3,512,354	12,192,262	572,791	897,285
Net change in unrealized appreciation (depreciation) on investments	—	9,231,227	27,337,371	1,175,935	1,059,091
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	327,787	11,030,034	37,251,197	1,614,001	1,795,483

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,044,013	276,689	240,685	29,146	9,138
Annuity payments	(1,199,894)	(1,921,204)	(1,373,177)	(250,492)	(125,532)
Surrenders, withdrawals and death benefits	(17,952,047)	(13,780,776)	(17,228,345)	(878,259)	(1,658,961)
Net transfers between other subaccounts
or fixed rate option	12,210,059	1,134,149	(1,893,622)	1,876	31,113
Miscellaneous transactions	(13,146)	(1,440)	1,736	(175)	(317)
Other charges	(94,981)	(28,138)	(126,801)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,005,996)	(14,320,720)	(20,379,524)	(1,097,904)	(1,744,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,678,209)	(3,290,686)	16,871,673	516,097	50,924

NET ASSETS
Beginning of period	77,266,902	123,735,475	145,112,485	9,282,816	11,290,466
End of period	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390

Beginning units	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067
Units issued	15,494,228	706,839	234,196	16,091	12,915
Units redeemed	(21,010,051)	(5,770,817)	(5,400,322)	(329,966)	(563,970)
Ending units	62,645,902	40,888,801	37,339,545	2,618,084	3,375,012
The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,981,232)	$(1,879,956)	$(34,348)	$(4,186,480)	$(758,567)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,087,713	697,562	(155,697)	19,105,496	3,199,788
Net change in unrealized appreciation (depreciation) on investments	33,173,852	18,184,113	409,323	59,736,743	10,237,410
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	42,280,333	17,001,719	219,278	74,655,759	12,678,631

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	484,629	298,071	3,675	32,895,911	188,809
Annuity payments	(1,523,227)	(1,175,037)	(35,299)	(1,873,108)	(303,166)
Surrenders, withdrawals and death benefits	(21,328,965)	(14,194,793)	(287,220)	(29,435,779)	(4,749,512)
Net transfers between other subaccounts
or fixed rate option	(2,083,066)	(100,423)	6,667	3,475,561	(541,829)
Miscellaneous transactions	(2,201)	952	(27)	679	(29)
Other charges	(280,649)	(175,592)	—	(435,780)	(60,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,733,479)	(15,346,822)	(312,204)	4,627,484	(5,466,688)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,546,854	1,654,897	(92,926)	79,283,243	7,211,943

NET ASSETS
Beginning of period	184,022,407	121,952,647	2,427,673	255,596,924	46,310,425
End of period	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368

Beginning units	61,202,859	25,232,505	567,488	72,391,992	17,862,656
Units issued	495,525	330,727	8,993	5,202,227	251,804
Units redeemed	(7,787,945)	(3,204,657)	(76,494)	(10,701,128)	(2,124,483)
Ending units	53,910,439	22,358,575	499,987	66,893,091	15,989,977
The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,089,032)	$(774,795)	$159,610	$480,777	$(283,552)
Capital gains distributions received	—	—	703,235	3,217,037	6,989,396
Net realized gain (loss) on shares redeemed	28,900,530	3,885,545	159,877	1,335,530	1,873,590
Net change in unrealized appreciation (depreciation) on investments	50,987,314	7,894,375	2,828,399	6,723,102	6,076,927
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	75,798,812	11,005,125	3,851,121	11,756,446	14,656,361

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	702,748	6,091,522	9,202	88,750	184,314
Annuity payments	(2,278,696)	(309,019)	(43,508)	(636,210)	(278,147)
Surrenders, withdrawals and death benefits	(29,983,927)	(5,696,998)	(1,341,307)	(6,369,707)	(7,268,585)
Net transfers between other subaccounts
or fixed rate option	(5,706,506)	319,425	(175,880)	(764,063)	(877,217)
Miscellaneous transactions	(1,204)	3,136	(159)	(1,435)	(1,623)
Other charges	(231,256)	(50,982)	(2,831)	(10,593)	(15,904)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,498,841)	357,084	(1,554,483)	(7,693,258)	(8,257,162)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,299,971	11,362,209	2,296,638	4,063,188	6,399,199

NET ASSETS
Beginning of period	254,460,686	52,736,752	15,414,485	50,313,114	57,041,193
End of period	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392

Beginning units	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039
Units issued	369,958	915,852	94,117	42,337	48,696
Units redeemed	(8,292,866)	(1,275,826)	(890,971)	(1,930,699)	(2,796,673)
Ending units	54,682,749	8,817,399	8,321,461	12,151,341	18,482,062
The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(489,526)	$234,167	$(102,381)	$(876,947)	$153,455
Capital gains distributions received	5,401,170	—	1,679,083	5,429,776	1,261,149
Net realized gain (loss) on shares redeemed	2,167,047	(412,289)	740,430	4,445,761	901,003
Net change in unrealized appreciation (depreciation) on investments	7,707,728	10,927,210	2,105,986	9,991,352	2,511,934
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,786,419	10,749,088	4,423,118	18,989,942	4,827,541

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	135,708	75,723	4,694	116,709	8,857
Annuity payments	(243,361)	(374,928)	(117,203)	(375,004)	(60,784)
Surrenders, withdrawals and death benefits	(6,580,031)	(4,842,582)	(2,205,809)	(5,727,892)	(1,823,145)
Net transfers between other subaccounts
or fixed rate option	(668,152)	(725,073)	(313,644)	(1,828,976)	(290,978)
Miscellaneous transactions	703	(138)	(507)	474	814
Other charges	(13,508)	(11,063)	(3,705)	(13,974)	(4,796)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,368,641)	(5,878,061)	(2,636,174)	(7,828,663)	(2,170,032)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,417,778	4,871,027	1,786,944	11,161,279	2,657,509

NET ASSETS
Beginning of period	46,477,711	45,259,103	15,159,064	54,733,225	19,900,714
End of period	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223

Beginning units	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450
Units issued	107,434	36,100	102,572	209,386	114,699
Units redeemed	(2,186,306)	(1,876,933)	(789,466)	(1,866,715)	(655,294)
Ending units	12,903,581	13,412,019	3,984,297	12,438,348	5,156,855
The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(314,247)	$(542,997)	$29,135	$(122,925)	$(1,179,626)
Capital gains distributions received	3,158,978	—	1,037,352	1,160,446	—
Net realized gain (loss) on shares redeemed	(570,745)	3,433,511	(667,128)	463,249	4,955,728
Net change in unrealized appreciation (depreciation) on investments	3,408,943	6,352,118	5,035,258	932,591	10,116,223
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,682,929	9,242,632	5,434,617	2,433,361	13,892,325

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,652	50,112	1,470	8,615	47,216
Annuity payments	(52,582)	(139,801)	(176,230)	(8,646)	(340,743)
Surrenders, withdrawals and death benefits	(2,343,289)	(3,890,023)	(1,935,419)	(960,779)	(7,394,446)
Net transfers between other subaccounts
or fixed rate option	(750,767)	(934,536)	(771,029)	(216,095)	440,441
Miscellaneous transactions	(279)	(1,288)	(20)	(109)	(2,000)
Other charges	(5,068)	(7,491)	(4,300)	(1,175)	(186,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,136,333)	(4,923,027)	(2,885,528)	(1,178,189)	(7,436,363)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,546,596	4,319,605	2,549,089	1,255,172	6,455,962

NET ASSETS
Beginning of period	19,924,934	35,913,830	19,488,723	7,846,713	68,758,638
End of period	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600

Beginning units	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355
Units issued	98,692	49,676	101,580	435,954	458,005
Units redeemed	(945,698)	(1,428,949)	(1,455,765)	(1,091,885)	(2,738,434)
Ending units	5,768,508	10,236,874	9,410,940	4,604,160	21,776,926
The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(127,678)	$(1,513,762)	$(447,333)	$(3,411,474)	$(22,208,664)
Capital gains distributions received	1,017,067	—	—	—	—
Net realized gain (loss) on shares redeemed	468,095	9,007,517	1,040,892	16,616,765	59,631,828
Net change in unrealized appreciation (depreciation) on investments	1,335,917	20,726,306	6,700,901	44,009,871	125,997,565
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,693,401	28,220,061	7,294,460	57,215,162	163,420,729

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,136	97,631	52,267	7,127,477	32,086,453
Annuity payments	(2,691)	(515,775)	(258,358)	(196,217)	(208,468)
Surrenders, withdrawals and death benefits	(1,087,506)	(9,212,941)	(2,918,769)	(17,490,942)	(102,539,311)
Net transfers between other subaccounts
or fixed rate option	(170,833)	(3,915,584)	(62,366)	7,017,455	90,897,256
Miscellaneous transactions	(15)	(1,291)	258	(4,189)	1,360
Other charges	(26,655)	(238,273)	(66,310)	(2,035,056)	(15,203,354)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,273,564)	(13,786,233)	(3,253,278)	(5,581,472)	5,033,936

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,419,837	14,433,828	4,041,182	51,633,690	168,454,665

NET ASSETS
Beginning of period	8,622,599	83,325,467	25,293,465	191,486,619	1,245,804,034
End of period	$10,042,436	$97,759,295	$29,334,647	$243,120,309	$1,414,258,699

Beginning units	4,362,142	27,121,457	15,123,747	10,466,355	95,362,639
Units issued	25,615	271,644	337,738	2,378,053	15,112,947
Units redeemed	(571,324)	(3,981,822)	(1,943,924)	(2,492,727)	(14,363,063)
Ending units	3,816,433	23,411,279	13,517,561	10,351,681	96,112,523
The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(7,331,150)	$(2,870,289)	$(2,721,351)	$(1,499,631)	$(1,809,129)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,761,014	9,560,625	15,233,269	5,035,480	4,781,865
Net change in unrealized appreciation (depreciation) on investments	72,894,655	19,511,911	38,821,001	11,245,725	17,956,205
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	74,324,519	26,202,247	51,332,919	14,781,574	20,928,941

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,161,859	13,827,746	4,340,665	1,069,443	2,388,627
Annuity payments	(390,760)	(89,064)	(269,444)	(120,252)	(113,095)
Surrenders, withdrawals and death benefits	(45,774,502)	(19,272,449)	(13,868,813)	(8,148,890)	(10,782,613)
Net transfers between other subaccounts
or fixed rate option	572,018,577	20,970,385	7,226,406	11,501,580	12,835,111
Miscellaneous transactions	(4,346)	1,123	7,747	348	12,243
Other charges	(4,803,846)	(1,543,744)	(1,655,739)	(879,706)	(1,034,827)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	532,206,982	13,893,997	(4,219,178)	3,422,523	3,305,446

TOTAL INCREASE (DECREASE) IN NET ASSETS	606,531,501	40,096,244	47,113,741	18,204,097	24,234,387

NET ASSETS
Beginning of period	119,810,625	183,295,846	146,257,718	83,510,458	101,851,723
End of period	$726,342,126	$223,392,090	$193,371,459	$101,714,555	$126,086,110

Beginning units	8,216,645	12,897,650	7,551,486	4,672,920	5,875,034
Units issued	39,581,597	4,163,733	1,843,381	1,237,009	1,741,047
Units redeemed	(7,233,452)	(3,173,846)	(1,943,145)	(1,077,066)	(1,578,903)
Ending units	40,564,790	13,887,537	7,451,722	4,832,863	6,037,178
The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(8,916,008)	$(5,335,128)	$(6,336,399)	$(2,920,898)	$(4,953,522)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,843,060	28,018,127	45,986,613	21,567,889	16,548,104
Net change in unrealized appreciation (depreciation) on investments	103,852,175	81,686,949	67,375,551	44,643,220	42,822,740
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	142,779,227	104,369,948	107,025,765	63,290,211	54,417,322

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,541,993	6,807,666	6,317,399	10,473,471	10,359,114
Annuity payments	(342,992)	(537,258)	(274,778)	(256,884)	(69,837)
Surrenders, withdrawals and death benefits	(50,314,345)	(36,192,078)	(36,590,176)	(16,623,816)	(25,524,124)
Net transfers between other subaccounts
or fixed rate option	12,182,144	16,107,461	4,655,184	9,960,135	33,281,328
Miscellaneous transactions	27,603	(2,512)	43,161	3,715	9,287
Other charges	(5,407,170)	(4,246,013)	(3,633,466)	(1,762,168)	(2,896,784)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(31,312,767)	(18,062,734)	(29,482,676)	1,794,453	15,158,984

TOTAL INCREASE (DECREASE) IN NET ASSETS	111,466,460	86,307,214	77,543,089	65,084,664	69,576,306

NET ASSETS
Beginning of period	503,319,469	371,821,543	365,723,843	176,702,614	275,011,841
End of period	$614,785,929	$458,128,757	$443,266,932	$241,787,278	$344,588,147

Beginning units	25,756,780	21,289,126	15,298,440	7,727,932	14,848,798
Units issued	4,933,287	3,252,877	2,704,286	2,480,191	4,255,495
Units redeemed	(6,132,168)	(4,061,735)	(3,652,098)	(2,243,900)	(3,418,205)
Ending units	24,557,899	20,480,268	14,350,628	7,964,223	15,686,088

The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,482,843)	$(3,614,472)	$(3,472,773)	$(169,194,039)	$(5,837,129)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,245,396	19,072,550	1,525,017	515,282,836	30,726,838
Net change in unrealized appreciation (depreciation) on investments	5,429,235	35,099,149	30,581,352	1,523,726,977	74,396,741
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,191,788	50,557,227	28,633,596	1,869,815,774	99,286,450

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,717,175	6,939,232	2,328,506	264,274,666	9,995,308
Annuity payments	(257,645)	(206,598)	(215,048)	(2,495,688)	(159,700)
Surrenders, withdrawals and death benefits	(25,245,979)	(21,178,655)	(17,333,276)	(795,467,334)	(33,042,341)
Net transfers between other subaccounts
or fixed rate option	39,611,855	7,684,883	45,027,453	307,652,833	6,018,937
Miscellaneous transactions	(229)	13,416	2,010	52,756	(1,073)
Other charges	(1,246,108)	(2,163,855)	(2,043,408)	(124,981,751)	(3,828,742)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	21,579,069	(8,911,577)	27,766,237	(350,964,518)	(21,017,611)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,770,857	41,645,650	56,399,833	1,518,851,256	78,268,839

NET ASSETS
Beginning of period	154,769,132	223,948,245	180,098,308	9,844,072,579	354,583,679
End of period	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835	$432,852,518

Beginning units	15,417,587	9,827,602	20,118,870	650,404,771	20,366,307
Units issued	7,324,190	2,387,774	7,653,105	64,104,410	3,978,921
Units redeemed	(5,266,185)	(2,701,411)	(4,815,589)	(80,930,238)	(4,901,383)
Ending units	17,475,592	9,513,965	22,956,386	633,578,943	19,443,845
The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,480,875)	$(2,213,695)	$(23,498,644)	$(141,653,891)	$(44,754,001)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,774,458	1,311,902	50,348,425	526,340,217	100,032,450
Net change in unrealized appreciation (depreciation) on investments	41,181,483	1,258,940	222,996,289	1,220,847,192	284,426,088
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	47,475,066	357,147	249,846,070	1,605,533,518	339,704,537

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,045,743	4,759,322	48,920,703	271,432,658	27,253,992
Annuity payments	(177,620)	(96,609)	(485,990)	(2,223,023)	(1,360,420)
Surrenders, withdrawals and death benefits	(18,148,786)	(15,325,816)	(103,482,949)	(586,803,489)	(191,790,300)
Net transfers between other subaccounts
or fixed rate option	13,002,037	23,491,359	75,124,282	411,086,697	370,107,736
Miscellaneous transactions	3,579	(382)	10,438	67,726	(6,117)
Other charges	(2,057,614)	(1,711,046)	(17,495,683)	(94,654,578)	(26,939,499)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,332,661)	11,116,828	2,590,801	(1,094,009)	177,265,392

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,142,405	11,473,975	252,436,871	1,604,439,509	516,969,929

NET ASSETS
Beginning of period	184,019,710	167,384,713	1,310,262,711	7,745,029,185	2,281,768,895
End of period	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694	$2,798,738,824

Beginning units	15,994,454	16,606,863	102,639,633	498,528,585	186,564,308
Units issued	4,178,332	3,973,534	11,672,524	77,163,676	47,843,687
Units redeemed	(4,376,903)	(2,959,255)	(11,268,374)	(73,477,059)	(34,689,377)
Ending units	15,795,883	17,621,142	103,043,783	502,215,202	199,718,618
The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(114,065,840)	$(67,957,288)	$(51,870,267)	$(198,598,615)	$(98,405,443)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	407,630,726	202,237,202	143,726,508	426,883,895	355,724,381
Net change in unrealized appreciation (depreciation) on investments	888,780,487	373,477,412	454,816,296	1,753,479,766	871,809,781
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,182,345,373	507,757,326	546,672,537	1,981,765,046	1,129,128,719

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	235,041,902	120,287,355	64,824,288	214,450,170	122,982,899
Annuity payments	(4,550,263)	(4,236,513)	(812,624)	(2,512,105)	(1,200,379)
Surrenders, withdrawals and death benefits	(534,484,388)	(439,144,640)	(240,811,553)	(892,871,161)	(471,745,943)
Net transfers between other subaccounts
or fixed rate option	196,585,979	284,025,448	140,196,997	990,686,650	138,084,890
Miscellaneous transactions	(16,971)	393	1,656	(5,164)	21,743
Other charges	(77,131,361)	(43,156,250)	(38,238,550)	(148,811,986)	(71,059,072)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(184,555,102)	(82,224,207)	(74,839,786)	160,936,404	(282,915,862)

TOTAL INCREASE (DECREASE) IN NET ASSETS	997,790,271	425,533,119	471,832,751	2,142,701,450	846,212,857

NET ASSETS
Beginning of period	6,701,811,750	3,901,018,323	2,980,411,166	11,139,503,571	5,670,024,918
End of period	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021	$6,516,237,775

Beginning units	454,582,371	292,347,218	223,079,707	735,148,564	369,894,103
Units issued	50,961,223	44,495,151	25,364,367	126,837,899	34,138,602
Units redeemed	(59,935,128)	(49,118,304)	(29,136,031)	(114,113,417)	(48,391,749)
Ending units	445,608,466	287,724,065	219,308,043	747,873,046	355,640,956
The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(14,245,651)	$642,684	$(4,196,921)	$(23,968,850)	$(1,847,075)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	92,928,484	—	20,176,419	41,747,534	2,888,721
Net change in unrealized appreciation (depreciation) on investments	135,337,036	—	48,159,247	93,482,322	20,310,920
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	214,019,869	642,684	64,138,745	111,261,006	21,352,566

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,575,226	40,460,069	7,514,989	16,133,543	3,100,001
Annuity payments	(1,099,425)	(537,336)	(199,526)	(1,780,648)	(135,122)
Surrenders, withdrawals and death benefits	(82,040,549)	(949,867,930)	(21,886,057)	(148,047,831)	(9,539,624)
Net transfers between other subaccounts
or fixed rate option	49,168,060	923,007,055	21,066,300	182,127,280	11,775,018
Miscellaneous transactions	61,864	1,122	5,834	12,861	5,374
Other charges	(8,060,787)	(1,204,551)	(2,288,937)	(14,507,262)	(1,029,526)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,395,611)	11,858,429	4,212,603	33,937,943	4,176,121

TOTAL INCREASE (DECREASE) IN NET ASSETS	204,624,258	12,501,113	68,351,348	145,198,949	25,528,687

NET ASSETS
Beginning of period	806,817,394	218,732,261	223,149,485	1,411,076,520	112,783,217
End of period	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469	$138,311,904

Beginning units	29,237,797	23,879,398	10,534,931	124,402,677	10,562,740
Units issued	6,697,000	46,215,829	2,743,605	29,372,598	2,635,849
Units redeemed	(6,602,864)	(44,953,814)	(2,510,068)	(26,942,581)	(2,353,937)
Ending units	29,331,933	25,141,413	10,768,468	126,832,694	10,844,652
The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,167,380)	$(42,551,075)	$(18,601,783)	$(1,075,475)	$(3,138,136)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,304,164	277,211,839	29,547,859	4,509,144	3,277,880
Net change in unrealized appreciation (depreciation) on investments	58,287,199	7,157,533	119,133,859	10,344,486	20,233,880
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	70,423,983	241,818,297	130,079,935	13,778,155	20,373,624

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,807,260	32,585	15,277,921	2,583,032	1,675,279
Annuity payments	(156,582)	(404,969)	(596,886)	(6,605)	(21,264)
Surrenders, withdrawals and death benefits	(20,003,944)	(156,339,645)	(119,588,808)	(5,193,333)	(14,727,470)
Net transfers between other subaccounts
or fixed rate option	(4,049,760)	(5,640,890,539)	125,244,632	4,518,590	33,006,186
Miscellaneous transactions	2,538	1,777	(641)	632	1,861
Other charges	(2,732,374)	(33,081,430)	(12,924,230)	(654,709)	(2,079,864)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(21,132,862)	(5,830,682,221)	7,411,988	1,247,607	17,854,728

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,291,121	(5,588,863,924)	137,491,923	15,025,762	38,228,352

NET ASSETS
Beginning of period	234,931,198	7,019,501,857	1,185,538,988	57,714,975	171,196,680
End of period	$284,222,319	$1,430,637,933	$1,323,030,911	$72,740,737	$209,425,032

Beginning units	18,471,642	571,595,380	96,819,955	3,863,971	18,398,504
Units issued	2,747,032	94,124,419	20,317,768	1,240,097	6,776,561
Units redeemed	(4,148,767)	(568,369,655)	(19,870,512)	(1,128,208)	(5,119,014)
Ending units	17,069,907	97,350,144	97,267,211	3,975,860	20,056,051
The accompanying notes are an integral part of these financial statements.
A103

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,580,687)	$(57,838,719)	$(36,857,029)	$(31,222,894)	$(7,036)
Capital gains distributions received	—	—	—	—	27,323
Net realized gain (loss) on shares redeemed	18,832,417	127,675,464	97,792,731	52,623,402	26,673
Net change in unrealized appreciation (depreciation) on investments	41,363,201	494,617,994	316,776,525	244,893,079	62,504
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,614,931	564,454,739	377,712,227	266,293,587	109,464

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,005,451	62,402,441	68,045,193	49,629,241	—
Annuity payments	(89,438)	(1,074,123)	(162,586)	(459,236)	—
Surrenders, withdrawals and death benefits	(23,750,511)	(262,534,734)	(147,576,727)	(130,827,570)	(11,544)
Net transfers between other subaccounts
or fixed rate option	28,075,788	236,013,628	143,829,790	209,986,567	102,510
Miscellaneous transactions	17,246	(7,317)	15,416	(6,304)	—
Other charges	(2,835,812)	(46,283,353)	(28,287,713)	(25,325,861)	(4,396)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,422,724	(11,483,458)	35,863,373	102,996,837	86,570

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,037,655	552,971,281	413,575,600	369,290,424	196,034

NET ASSETS
Beginning of period	258,664,568	3,400,440,878	2,084,921,977	1,775,755,842	432,173
End of period	$322,702,223	$3,953,412,159	$2,498,497,577	$2,145,046,266	$628,207

Beginning units	13,467,787	262,006,212	147,089,747	146,491,433	16,200
Units issued	3,527,667	31,236,386	21,741,372	26,618,217	9,074
Units redeemed	(3,077,042)	(30,803,019)	(18,140,297)	(18,347,847)	(5,877)
Ending units	13,918,412	262,439,579	150,690,822	154,761,803	19,397

The accompanying notes are an integral part of these financial statements.
A104

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$924	$(7,014)	$(21,164)	$(6,933)	$(8,360)
Capital gains distributions received	80,009	38,005	205,653	98,644	60,558
Net realized gain (loss) on shares redeemed	(18,183)	58,608	51,943	17,156	(9,277)
Net change in unrealized appreciation (depreciation) on investments	46,353	88,450	24,300	27,753	66,525
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	109,103	178,049	260,732	136,620	109,446

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,214	16,726	10,613	6,294	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10,374)	(42,483)	(71,777)	(9,460)	(27,680)
Net transfers between other subaccounts
or fixed rate option	28,001	(162,424)	118,264	(94,166)	25,242
Miscellaneous transactions	—	21	3	—	—
Other charges	(5,143)	(6,582)	(13,892)	(4,775)	(4,947)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	17,698	(194,742)	43,211	(102,107)	(7,385)

TOTAL INCREASE (DECREASE) IN NET ASSETS	126,801	(16,693)	303,943	34,513	102,061

NET ASSETS
Beginning of period	405,129	712,958	1,412,832	472,779	487,977
End of period	$531,930	$696,265	$1,716,775	$507,292	$590,038

Beginning units	23,269	58,275	55,775	27,062	27,609
Units issued	8,395	14,233	20,272	3,989	5,308
Units redeemed	(6,434)	(26,146)	(18,105)	(8,872)	(5,299)
Ending units	25,230	46,362	57,942	22,179	27,618
The accompanying notes are an integral part of these financial statements.
A105

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,747)	$1,424	$(6,320)	$(2,788)	$1,257
Capital gains distributions received	17,392	14,050	72,583	—	—
Net realized gain (loss) on shares redeemed	(191)	2,021	(13,724)	(9,193)	(2,163)
Net change in unrealized appreciation (depreciation) on investments	88,383	34,450	32,308	56,133	9,226
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	100,837	51,945	84,847	44,152	8,320

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(37,082)	(10,469)	(34,721)	(13,904)	(3,486)
Net transfers between other subaccounts
or fixed rate option	229,696	124,002	(99,757)	(85,961)	10,282
Miscellaneous transactions	—	55	—	11	—
Other charges	(3,899)	(2,564)	(3,753)	(1,473)	(587)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	188,715	111,024	(138,231)	(101,327)	6,209

TOTAL INCREASE (DECREASE) IN NET ASSETS	289,552	162,969	(53,384)	(57,175)	14,529

NET ASSETS
Beginning of period	332,837	174,678	579,708	291,669	64,024
End of period	$622,389	$337,647	$526,324	$234,494	$78,553

Beginning units	20,252	12,443	26,844	16,720	5,888
Units issued	12,894	9,576	4,357	3,676	2,550
Units redeemed	(3,134)	(4,305)	(9,746)	(8,797)	(2,038)
Ending units	30,012	17,714	21,455	11,599	6,400
The accompanying notes are an integral part of these financial statements.
A106

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$3,188	$(16,125)	$(3,606)	$(3,714,634)	$(661,003)
Capital gains distributions received	34,692	259,818	79,755	—	—
Net realized gain (loss) on shares redeemed	9,996	19,508	22,416	21,741,924	315,574
Net change in unrealized appreciation (depreciation) on investments	53,569	(4,021)	96,292	48,983,795	637,496
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	101,445	259,180	194,857	67,011,085	292,067

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,581	—	—	13,126,522	—
Annuity payments	—	—	—	(159,229)	—
Surrenders, withdrawals and death benefits	(9,555)	(39,148)	(17,936)	(23,510,893)	(11,475,042)
Net transfers between other subaccounts
or fixed rate option	151,772	141,460	63,004	12,841,464	47,000,736
Miscellaneous transactions	—	—	39	2,783	581
Other charges	(5,173)	(8,610)	(6,206)	(2,226,502)	(3,947)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	140,625	93,702	38,901	74,145	35,522,328

TOTAL INCREASE (DECREASE) IN NET ASSETS	242,070	352,882	233,758	67,085,230	35,814,395

NET ASSETS
Beginning of period	414,629	866,484	683,982	213,715,238	10,234,442
End of period	$656,699	$1,219,366	$917,740	$280,800,468	$46,048,837

Beginning units	24,933	43,260	49,052	9,214,671	873,859
Units issued	10,998	10,408	9,904	2,511,491	4,158,728
Units redeemed	(4,582)	(5,997)	(7,205)	(2,377,673)	(1,158,262)
Ending units	31,349	47,671	51,751	9,348,489	3,874,325
The accompanying notes are an integral part of these financial statements.
A107

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(996,526)	$3,767	$(11,392)	$(6,945)	$(557,051)
Capital gains distributions received	—	63,442	83,048	62,057	—
Net realized gain (loss) on shares redeemed	3,303,343	(12,510)	58,108	16,955	683,494
Net change in unrealized appreciation (depreciation) on investments	(1,240,475)	(34,651)	79,867	13,779	704,332
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,066,342	20,048	209,631	85,846	830,775

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	173	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,120,312)	(13,142)	(224,177)	(51,616)	(2,215,768)
Net transfers between other subaccounts
or fixed rate option	(8,727,674)	(7,254)	(22,342)	19,510	(4,907,575)
Miscellaneous transactions	214	—	2	—	(1,380)
Other charges	(28,654)	(443)	(2,147)	(448)	(25,988)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,876,426)	(20,839)	(248,491)	(32,554)	(7,150,711)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,810,084)	(791)	(38,860)	53,292	(6,319,936)

NET ASSETS
Beginning of period	46,916,792	156,441	705,016	368,385	27,093,949
End of period	$35,106,708	$155,650	$666,156	$421,677	$20,774,013

Beginning units	3,939,092	9,950	177,323	16,751	2,413,046
Units issued	2,136,355	211	753	1,574	264,019
Units redeemed	(3,297,067)	(1,455)	(54,104)	(2,776)	(892,530)
Ending units	2,778,380	8,706	123,972	15,549	1,784,535
The accompanying notes are an integral part of these financial statements.
A108

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(14,586,632)	$(29,202,734)	$(15,374)	$(4,477,200)	$(155,592)
Capital gains distributions received	—	—	145,054	—	—
Net realized gain (loss) on shares redeemed	83,137,060	49,472,488	63,241	8,229,725	481,393
Net change in unrealized appreciation (depreciation) on investments	140,360,164	251,314,114	148,689	22,800,788	36,177
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	208,910,592	271,583,868	341,610	26,553,313	361,978

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	218,336,187	57,193,306	—	16,612,135	—
Annuity payments	(146,688)	(3,084,920)	—	(180,241)	—
Surrenders, withdrawals and death benefits	(227,650,351)	(133,193,607)	(256,717)	(48,354,340)	(858,012)
Net transfers between other subaccounts
or fixed rate option	(4,084,188)	88,666,892	(35,232)	75,258,512	(3,726,060)
Miscellaneous transactions	47,737	(1,875)	—	(87)	(338)
Other charges	(2,961,296)	(20,826,561)	(1,805)	(3,464,178)	(5,387)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,458,599)	(11,246,765)	(293,754)	39,871,801	(4,589,797)

TOTAL INCREASE (DECREASE) IN NET ASSETS	192,451,993	260,337,103	47,856	66,425,114	(4,227,819)

NET ASSETS
Beginning of period	1,066,651,624	1,681,427,316	1,279,643	295,254,166	10,166,811
End of period	$1,259,103,617	$1,941,764,419	$1,327,499	$361,679,280	$5,938,992

Beginning units	77,775,300	142,882,750	65,422	26,711,644	1,036,940
Units issued	19,985,334	12,032,806	128	10,861,973	161,279
Units redeemed	(17,011,589)	(12,476,187)	(13,186)	(7,295,542)	(625,054)
Ending units	80,749,045	142,439,369	52,364	30,278,075	573,165
The accompanying notes are an integral part of these financial statements.
A109

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(9,495,287)	$(65,035)	$(2,498,174)	$(238,809)	$(254,850)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,971,618	109,502	7,738,561	1,113,553	(45,560)
Net change in unrealized appreciation (depreciation) on investments	115,460,259	912,280	36,587,498	(174,251)	4,546,379
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	118,936,590	956,747	41,827,885	700,493	4,245,969

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	79,401,998	1,049,334	8,013,111	—	4,221,921
Annuity payments	(92,723)	—	(142,721)	—	(41,696)
Surrenders, withdrawals and death benefits	(37,959,063)	(371,914)	(11,114,386)	(1,520,843)	(1,786,629)
Net transfers between other subaccounts
or fixed rate option	84,909,200	(238,699)	29,780,387	(14,995,114)	620,333
Miscellaneous transactions	(3,138)	1,049	(1,538)	(59)	1,737
Other charges	(8,141,363)	(29,714)	(1,538,899)	(4,397)	(112,953)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	118,114,911	410,056	24,995,954	(16,520,413)	2,902,713

TOTAL INCREASE (DECREASE) IN NET ASSETS	237,051,501	1,366,803	66,823,839	(15,819,920)	7,148,682

NET ASSETS
Beginning of period	511,595,147	6,818,248	138,715,955	20,452,659	23,988,989
End of period	$748,646,648	$8,185,051	$205,539,794	$4,632,739	$31,137,671

Beginning units	40,452,623	676,246	8,592,386	2,166,830	2,405,900
Units issued	12,166,452	191,597	3,707,207	354,204	648,945
Units redeemed	(3,679,887)	(154,276)	(2,262,132)	(2,061,023)	(376,018)
Ending units	48,939,188	713,567	10,037,461	460,011	2,678,827
The accompanying notes are an integral part of these financial statements.
A110

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,219,077)	$(234,319,805)	$(189,444)	$(136,504)	$(359,310)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,737,614	7,000,132	590,491	473,945	1,769,583
Net change in unrealized appreciation (depreciation) on investments	30,596,302	2,007,497,930	3,533,007	3,136,220	(227,063)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,114,839	1,780,178,257	3,934,054	3,473,661	1,183,210

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,529,274	3,288,521,346	2,796,158	2,443,748	—
Annuity payments	(200,898)	(1,691,348)	(42,910)	—	—
Surrenders, withdrawals and death benefits	(10,728,393)	(714,654,957)	(1,298,179)	(961,971)	(3,156,719)
Net transfers between other subaccounts
or fixed rate option	26,600,286	30,000,216	(183,279)	(99,558)	(19,704,579)
Miscellaneous transactions	4,320	92,174	1,504	(430)	288
Other charges	(1,309,222)	(1,360,685)	(85,569)	(68,660)	(5,018)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	19,895,367	2,600,906,746	1,187,725	1,313,129	(22,866,028)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,010,206	4,381,085,003	5,121,779	4,786,790	(21,682,818)

NET ASSETS
Beginning of period	117,570,092	9,805,072,122	17,549,835	13,957,331	30,694,154
End of period	$174,580,298	$14,186,157,125	$22,671,614	$18,744,121	$9,011,336

Beginning units	7,719,740	941,647,455	1,160,988	882,618	2,826,703
Units issued	3,227,268	234,052,490	307,834	249,667	542,905
Units redeemed	(2,039,649)	(5,850,681)	(225,295)	(143,080)	(2,593,975)
Ending units	8,907,359	1,169,849,264	1,243,527	989,205	775,633
The accompanying notes are an integral part of these financial statements.
A111

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(31,630,598)	$(212,832)	$(464,703)	$(461,959)	$(114,573)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,742,547	378,085	1,144,647	1,431,477	29,715
Net change in unrealized appreciation (depreciation) on investments	456,642,009	5,775,199	12,965,037	9,001,752	1,039,596
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	433,753,958	5,940,452	13,644,981	9,971,270	954,738

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	521,434,277	4,852,735	8,390,239	7,565,437	2,272,649
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(68,427,264)	(1,668,761)	(4,403,069)	(4,122,599)	(1,526,577)
Net transfers between other subaccounts
or fixed rate option	359,395,287	286,010	14,010,611	(3,479,323)	(1,096,925)
Miscellaneous transactions	(24,865)	(3,391)	(656)	2,968	(80)
Other charges	(29,970,509)	(197,961)	(421,719)	(434,774)	(111,797)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	782,406,926	3,268,632	17,575,406	(468,291)	(462,730)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,216,160,884	9,209,084	31,220,387	9,502,979	492,008

NET ASSETS
Beginning of period	1,489,625,043	29,295,145	52,914,322	70,334,479	19,025,770
End of period	$2,705,785,927	$38,504,229	$84,134,709	$79,837,458	$19,517,778

Beginning units	125,667,557	2,648,355	4,446,454	5,860,541	1,990,339
Units issued	63,219,605	520,475	1,987,457	738,387	285,974
Units redeemed	(3,363,424)	(221,139)	(544,382)	(734,796)	(345,202)
Ending units	185,523,738	2,947,691	5,889,529	5,864,132	1,931,111

The accompanying notes are an integral part of these financial statements.
A112

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(220,524)	$(227,667)	$(13,067)	$(39,994)	$(43,130)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	648,451	296,200	(23,571)	107,179	31,624
Net change in unrealized appreciation (depreciation) on investments	7,569,930	2,627,277	(50,322)	1,524,442	315,620
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,997,857	2,695,810	(86,960)	1,591,627	304,114

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,395,868	4,944,503	282,471	951,985	1,962,787
Annuity payments	(69,662)	(25,769)	—	—	—
Surrenders, withdrawals and death benefits	(1,548,619)	(2,265,055)	(101,089)	(188,012)	(365,330)
Net transfers between other subaccounts
or fixed rate option	(947,206)	(358,958)	(278,883)	(294,350)	1,864,509
Miscellaneous transactions	1,823	373	44	(15)	(130)
Other charges	(205,021)	(217,052)	(12,107)	(36,640)	(40,082)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,627,183	2,078,042	(109,564)	432,968	3,421,754

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,625,040	4,773,852	(196,524)	2,024,595	3,725,868

NET ASSETS
Beginning of period	30,681,919	33,023,829	2,420,854	5,675,867	5,149,142
End of period	$41,306,959	$37,797,681	$2,224,330	$7,700,462	$8,875,010

Beginning units	2,697,700	3,215,908	254,063	529,148	548,603
Units issued	540,506	608,095	48,072	100,400	515,367
Units redeemed	(313,228)	(415,939)	(59,067)	(58,916)	(161,563)
Ending units	2,924,978	3,408,064	243,068	570,632	902,407
The accompanying notes are an integral part of these financial statements.
A113

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,129,182)	$(1,147,004)	$(26,030)	$(12,083)	$(15,905)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,944,596	4,288,992	28,177	9,731	28,767
Net change in unrealized appreciation (depreciation) on investments	68,455,594	1,606,856	260,431	155,979	132,294
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	64,271,008	4,748,844	262,578	153,627	145,156

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	69,601,750	—	1,462,283	705,871	648,180
Annuity payments	(25,100)	(54,367)	—	—	—
Surrenders, withdrawals and death benefits	(12,939,085)	(8,833,850)	(178,226)	(72,076)	(96,738)
Net transfers between other subaccounts
or fixed rate option	65,412,318	(31,388,847)	(79,061)	172,242	558,735
Miscellaneous transactions	(13,546)	(38)	4	221	(380)
Other charges	(6,070,983)	(21,543)	(24,037)	(10,644)	(14,598)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	115,965,354	(40,298,645)	1,180,963	795,614	1,095,199

TOTAL INCREASE (DECREASE) IN NET ASSETS	180,236,362	(35,549,801)	1,443,541	949,241	1,240,355

NET ASSETS
Beginning of period	321,087,527	74,689,589	3,850,443	1,609,795	2,103,437
End of period	$501,323,889	$39,139,788	$5,293,984	$2,559,036	$3,343,792

Beginning units	29,409,375	7,783,001	361,055	154,322	195,134
Units issued	11,277,973	2,248,355	159,022	88,150	136,752
Units redeemed	(1,334,892)	(6,267,890)	(47,408)	(13,379)	(37,178)
Ending units	39,352,456	3,763,466	472,669	229,093	294,708
The accompanying notes are an integral part of these financial statements.
A114

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(28,255)	$(46,772)	$(53,610)	$352,609	$421,090
Capital gains distributions received	—	—	—	1,896,144	44,540
Net realized gain (loss) on shares redeemed	35,796	4,384	12,219	100	60,545
Net change in unrealized appreciation (depreciation) on investments	618,027	1,172,475	431,800	4,703,648	1,560,300
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	625,568	1,130,087	390,409	6,952,501	2,086,475

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	732,672	1,120,222	867,667	7,045,210	3,716,247
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(149,849)	(226,807)	(405,087)	(2,035,097)	(753,615)
Net transfers between other subaccounts
or fixed rate option	98,753	306,429	182,510	16,249	901,888
Miscellaneous transactions	(75)	67	(215)	924	(349)
Other charges	(25,409)	(42,679)	(51,411)	(251,081)	(102,334)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	656,092	1,157,232	593,464	4,776,205	3,761,837

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,281,660	2,287,319	983,873	11,728,706	5,848,312

NET ASSETS
Beginning of period	3,886,044	6,560,071	8,325,853	39,435,605	13,988,226
End of period	$5,167,704	$8,847,390	$9,309,726	$51,164,311	$19,836,538

Beginning units	378,169	668,651	874,887	3,692,794	1,264,337
Units issued	101,880	182,989	132,737	729,398	472,206
Units redeemed	(42,056)	(72,611)	(73,133)	(291,759)	(142,375)
Ending units	437,993	779,029	934,491	4,130,433	1,594,168
The accompanying notes are an integral part of these financial statements.
A115

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,184,283)	$24,421	$(293,808)	$(192,026)	$(7,798,261)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,461,791	126,822	1,938,487	306,521	66,774
Net change in unrealized appreciation (depreciation) on investments	2,285,245	929,895	(155,348)	(70,028)	112,524,122
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,562,753	1,081,138	1,489,331	44,467	104,792,635

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	6,933	—	—	458,956,756
Annuity payments	—	(65,825)	—	—	—
Surrenders, withdrawals and death benefits	(10,809,037)	(493,932)	(1,931,823)	(2,261,737)	(7,902,684)
Net transfers between other subaccounts
or fixed rate option	(46,769,924)	(101,594)	(17,083,356)	17,952,073	80,045,106
Miscellaneous transactions	(6,677)	305	137,288	124	(6,597)
Other charges	(31,386)	(23,463)	(5,319)	(3,115)	(7,625,018)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(57,617,024)	(677,576)	(18,883,210)	15,687,345	523,467,563

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,054,271)	403,562	(17,393,879)	15,731,812	628,260,198

NET ASSETS
Beginning of period	86,290,881	5,533,421	26,722,851	3,009,145	274,473,102
End of period	$34,236,610	$5,936,983	$9,328,972	$18,740,957	$902,733,300

Beginning units	9,049,585	506,495	2,787,789	312,997	28,990,091
Units issued	2,095,465	19,281	2,042,450	2,184,561	50,118,528
Units redeemed	(7,848,603)	(75,070)	(3,943,588)	(732,015)	(133,918)
Ending units	3,296,447	450,706	886,651	1,765,543	78,974,701

The accompanying notes are an integral part of these financial statements.
A116

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/2/2019*	1/28/2019*	1/28/2019*	8/19/2019*	8/19/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(97,827)	$(966,371)	$(680,217)	$(238)	$(238)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(6,275)	21,723	71,948	1	1
Net change in unrealized appreciation (depreciation) on investments	(119,031)	13,051,597	8,199,888	1,148	1,386
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(223,133)	12,106,949	7,591,619	911	1,149

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	153,911,798	114,530,816	278,535	278,534
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,694,310)	(551,814)	(573,486)	—	—
Net transfers between other subaccounts
or fixed rate option	12,144,440	7,427,163	7,286,415	—	—
Miscellaneous transactions	94,520	11,841	5,344	—	—
Other charges	(304)	(711,987)	(591,848)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,544,346	160,087,001	120,657,241	278,535	278,534

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,321,213	172,193,950	128,248,860	279,446	279,683

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$10,321,213	$172,193,950	$128,248,860	$279,446	$279,683

Beginning units	—	—	—	—	—
Units issued	3,763,328	14,205,968	11,103,167	27,773	27,742
Units redeemed	(2,842,978)	(81,612)	(214,090)	—	—
Ending units	920,350	14,124,356	10,889,077	27,773	27,742

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A117

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio
	8/19/2019*	8/19/2019*	8/19/2019*	11/18/2019*
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(218)	$(744)	$(238)	$(461)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	1	4	1	3
Net change in unrealized appreciation (depreciation) on investments	1,498	5,018	1,090	8,295
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,281	4,278	853	7,837

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	261,034	640,035	278,535	1,091,132
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	73
Miscellaneous transactions	—	—	—	367
Other charges	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	261,034	640,035	278,535	1,091,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	262,315	644,313	279,388	1,099,409

NET ASSETS
Beginning of period	—	—	—	—
End of period	$262,315	$644,313	$279,388	$1,099,409

Beginning units	—	—	—	—
Units issued	26,072	63,601	27,768	106,752
Units redeemed	—	—	—	(26)
Ending units	26,072	63,601	27,768	106,726

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A118

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2020

Note 1:    General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or "product" and collectively, the “contracts” or "products") are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Preferred	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential MyRock Advisor Variable Annuity	Strategic Partners Plus
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus 3
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Select
Prudential Premier Retirement Variable Annuity	Strategic Partners Variable Annuity One
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One 3
Prudential Premier Variable Annuity B, L, X Series

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio (Class I)	MFS® Research Series (Initial Class)
Prudential Diversified Bond Portfolio	MFS® Growth Series (Initial Class)
Prudential Equity Portfolio (Class I)	American Century VP Value Fund (Class I)
Prudential Flexible Managed Portfolio	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Conservative Balanced Portfolio	Prudential Jennison 20/20 Focus Portfolio (Class I)
Prudential Value Portfolio (Class I)	Davis Value Portfolio
Prudential High Yield Bond Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Natural Resources Portfolio (Class I)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Stock Index Portfolio	Janus Henderson VIT Research Portfolio
Prudential Global Portfolio	(Service Shares)
Prudential Jennison Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Small Capitalization Stock Portfolio	Prudential SP International Growth Portfolio (Class I)
T. Rowe Price International Stock Portfolio	AST Cohen & Steers Realty Portfolio
T. Rowe Price Equity Income Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
(Equity Income Class)	AST T. Rowe Price Large-Cap Value Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST High Yield Portfolio
Janus Henderson VIT Research Portfolio	AST Small-Cap Growth Opportunities Portfolio
(Institutional Shares)	AST WEDGE Capital Mid-Cap Value Portfolio
Janus Henderson VIT Overseas Portfolio	AST Small-Cap Value Portfolio
(Institutional Shares)	AST Mid-Cap Growth Portfolio
A119

Note 1:    General (continued)

AST Hotchkis & Wiley Large-Cap Value Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST Loomis Sayles Large-Cap Growth Portfolio	AST Bond Portfolio 2022
AST MFS Growth Portfolio	AST Quantitative Modeling Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Global Strategies Portfolio
AST BlackRock Low Duration Bond Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST QMA US Equity Alpha Portfolio	AST Prudential Core Bond Portfolio
AST T. Rowe Price Natural Resources Portfolio	AST Bond Portfolio 2023
AST T. Rowe Price Asset Allocation Portfolio	AST MFS Growth Allocation Portfolio
AST MFS Global Equity Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST J.P. Morgan International Equity Portfolio	AST MFS Large-Cap Value Portfolio
AST Templeton Global Bond Portfolio**	AST Bond Portfolio 2024
AST Wellington Management Hedged Equity Portfolio	AST AQR Emerging Markets Equity Portfolio**
AST Capital Growth Asset Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Multi-Sector Fixed Income Portfolio
AST Balanced Asset Allocation Portfolio	AST AQR Large-Cap Portfolio**
AST Preservation Asset Allocation Portfolio	AST Large-Cap Core Portfolio (formerly
AST Fidelity Institutional AM℠ Quantitative Portfolio	AST QMA Large-Cap Portfolio)
AST Prudential Growth Allocation Portfolio	AST Bond Portfolio 2025
AST Advanced Strategies Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio	AST Goldman Sachs Global Growth
AST Government Money Market Portfolio	Allocation Portfolio**
AST Small-Cap Growth Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST International Value Portfolio	AST Franklin Templeton K2 Global Absolute
AST International Growth Portfolio	Return Portfolio**
AST Investment Grade Bond Portfolio	AST Managed Equity Portfolio**
AST Western Asset Core Plus Bond Portfolio	AST Managed Fixed Income Portfolio**
AST Cohen & Steers Global Realty Portfolio	AST FQ Absolute Return Currency Portfolio**
AST Emerging Markets Equity Portfolio (formerly	AST Jennison Global Infrastructure Portfolio**
AST Parametric Emerging Markets Equity Portfolio)	AST PIMCO Dynamic Bond Portfolio**
AST Goldman Sachs Small-Cap Value Portfolio	AST Legg Mason Diversified Growth Portfolio
AST AllianzGI World Trends Portfolio	AST Bond Portfolio 2026
AST J.P. Morgan Global Thematic Portfolio	AST AB Global Bond Portfolio**
AST Goldman Sachs Multi-Asset Portfolio	AST Goldman Sachs Global Income Portfolio**
ProFund VP Consumer Services	AST Global Bond Portfolio (formerly AST
ProFund VP Consumer Goods	Wellington Management Global Bond Portfolio)
ProFund VP Financials	AST Neuberger Berman Long/Short Portfolio**
ProFund VP Health Care	AST QMA International Core Equity Portfolio
ProFund VP Industrials	AST Managed Alternatives Portfolio**
ProFund VP Mid-Cap Growth	Blackrock Global Allocation V.I. Fund (Class III)
ProFund VP Mid-Cap Value	JPMorgan Insurance Trust Income Builder Portfolio
ProFund VP Real Estate	(Class 2)
ProFund VP Small-Cap Growth	AST Bond Portfolio 2027
ProFund VP Small-Cap Value	NVIT Emerging Markets Fund (Class D)
ProFund VP Telecommunications	AST Bond Portfolio 2028
ProFund VP Utilities	AST Bond Portfolio 2029
ProFund VP Large-Cap Growth	AST American Funds Growth Allocation Portfolio
ProFund VP Large-Cap Value	AST Bond Portfolio 2030
AST Jennison Large-Cap Growth Portfolio	AST BlackRock 80/20 Target Allocation ETF Portfolio
AST Bond Portfolio 2020*	AST BlackRock 60/40 Target Allocation ETF Portfolio
AST Bond Portfolio 2021	AST Western Asset Corporate Bond Portfolio
Wells Fargo VT International Equity Fund (Class 1)	AST T. Rowe Price Corporate Bond Portfolio
Wells Fargo VT Omega Growth Fund (Class 1)	AST PIMCO Corporate Bond Portfolio
A120

Note 1:    General (continued)

AST Prudential Corporate Bond Portfolio	Fidelity® VIP International Capital Appreciation Portfolio
AST BlackRock Corporate Bond Portfolio	(Initial Class)
AST Dimensional Global Core Allocation Portfolio	Fidelity® VIP Mid Cap Portfolio (Initial Class)
AST Bond Portfolio 2031	Fidelity® VIP Strategic Income Portfolio (Initial Class)
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)
Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Utilities Portfolio (Initial Class)****
(Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)
Fidelity® VIP Growth Portfolio (Initial Class)	ClearBridge Variable Small Cap Growth
Fidelity® VIP Investment Grade Bond Portfolio	Portfolio (Class I)
(Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)
MFS® New Discovery Series (Initial Class)	Western Asset Variable Global High Yield Bond
MFS® Total Return Series (Initial Class)	Portfolio (Class I)
MFS® Total Return Bond Series (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)
Vanguard Equity Index Portfolio	MFS® International Intrinsic Value Portfolio
Vanguard Global Bond Index	(Initial Class)
Vanguard Mid-Cap Index Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
Vanguard Real Estate Index Portfolio	(Initial Class)
Vanguard Total Bond Market Index Portfolio	MFS® International Growth Portfolio (Service Shares)
Vanguard Total International Stock Index Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
Vanguard Total Stock Market Index Portfolio	(Service Shares)
Vanguard Balanced Portfolio	MFS® Technology Portfolio (Service Shares)
Vanguard Conservative Allocation Portfolio	MFS® Investors Trust Series (Service Shares)
Vanguard Growth Portfolio	MFS® Mid Cap Growth Series (Service Shares)
Vanguard High Yield Bond Portfolio	MFS® New Discovery Series (Service Shares)
Vanguard Moderate Allocation Portfolio	MFS® Research Series (Service Shares)
Vanguard Short-Term Investment Grade Portfolio	MFS® Total Return Bond Series (Service Shares)
American Funds IS Asset Allocation Fund (Class 1)	MFS® Total Return Series (Service Shares)
American Funds IS Blue Chip Income and	MFS® Utilities Series (Service Shares)
Growth Fund (Class 1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
American Funds IS Bond Fund (Class 1)	American Funds IS Asset Allocation Fund (Class 4)
American Funds IS Growth Fund (Class 1)	American Funds IS Blue Chip Income and Growth
American Funds IS Growth-Income Fund (Class 1)	Fund (Class 4)
American Funds IS U.S. Government/AAA-Rated	American Funds IS Bond Fund (Class 4)
Securities Fund (Class 1)	American Funds IS Global Growth and Income
BlackRock Basic Value V.I. Fund (Class I)	Fund (Class 4)
BlackRock Capital Appreciation V.I. Fund (Class I)	American Funds IS Global Small Capitalization
BlackRock Equity Dividend V.I. Fund (Class I)	Fund (Class 4)
BlackRock Global Allocation V.I. Fund (Class I)	American Funds IS Growth Fund (Class 4)
DFA VA Global Bond Portfolio	American Funds IS Growth-Income Fund (Class 4)
DFA VA Short-Term Fixed Portfolio	American Funds IS International Fund (Class 4)
DFA VA U.S. Large Value Portfolio	American Funds IS New World Fund® (Class 4)
DFA VA U.S. Targeted Value Portfolio	BlackRock Advantage Large Cap Core V.I.
Fidelity® VIP Balanced Portfolio (Initial Class)	Fund (Class III)
Fidelity® VIP Consumer Discretionary	BlackRock Advantage Large Cap Value V.I.
Portfolio (Initial Class)****	Fund (Class III)
Fidelity® VIP Disciplined Small Cap Portfolio	BlackRock Basic Value V.I. Fund (Class III)
(Initial Class)	BlackRock Capital Appreciation V.I. Fund (Class III)
Fidelity® VIP Emerging Markets Portfolio	BlackRock Equity Dividend V.I. Fund (Class III)
(Initial Class)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
Fidelity® VIP Financial Services Portfolio	Fidelity® VIP Balanced Portfolio (Service Class 2)
(Initial Class)****	Fidelity® VIP Growth Opportunities Portfolio
Fidelity® VIP Floating Rate High Income Portfolio	(Service Class 2)
(Initial Class)	Fidelity® VIP Health Care Portfolio (Service Class 2)
Fidelity® VIP Health Care Portfolio (Initial Class)	Prudential Government Income Portfolio***
Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP High Income Portfolio (Initial Class)***
A121

Note 1:    General (continued)

MFS® Investors Trust Series (Initial Class)***	DFA VA International Small Portfolio***
MFS® Utilities Series (Initial Class)***	DFA VA International Value Portfolio***
MFS® Value Series (Initial Class)***	ClearBridge Variable Aggressive Growth Portfolio
Vanguard Capital Growth Portfolio***	(Class I)***
Vanguard Diversified Value Portfolio***	ClearBridge Variable Appreciation Portfolio (Class I)***
Vanguard Equity Income Portfolio***	ClearBridge Variable Dividend Strategy Portfolio
Vanguard International Portfolio***	(Class I)***
American Funds IS Ultra-Short Bond Fund (Class 1)***	ClearBridge Variable Large Cap Growth Portfolio
BlackRock Advantage Large Cap Core V.I. Fund	(Class I)***
(Class I)***	QS Variable Conservative Growth (Class I) ***
BlackRock Large Cap Focus Growth V.I. Fund	QS Variable Growth (Class I)***
(Class I)***	QS Variable Moderate Growth (Class I)***
DFA VA Global Moderate Allocation Portfolio***	MFS® Technology Portfolio (Initial Class)***

*    Subaccount liquidated during the period ended December 31, 2020.
**    Subaccount was no longer available for investment as of December 31, 2020.
*** Subaccount was available for investment but had no assets as of December 31, 2020, and had no activity during 2020.
****    Subaccount was available for investment but had no assets as of December 31, 2020.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2020 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 24, 2020	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
April 24, 2020	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
April 24, 2020	AST Managed Equity Portfolio	AST Government Money Market Portfolio
April 24, 2020	AST Managed Fixed Income Portfolio	AST Government Money Market Portfolio
April 24, 2020	AST Managed Alternatives Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST AQR Emerging Markets Equity Portfolio	AST Emerging Markets Equity Portfolio
August 14, 2020	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
August 14, 2020	AST FQ Absolute Return Currency Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST Jennison Global Infrastructure Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST Neuberger Berman Long/Short Portfolio	AST Government Money Market Portfolio
November 13, 2020	AST Templeton Global Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST PIMCO Dynamic Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST AB Global Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio

A122

Note 1:    General (continued)

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

Note 2:     Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per
A123

Note 3:    Fair Value Measurements (continued)
share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio (Class I)	$43,570,007	$39,717,936
Prudential Diversified Bond Portfolio	1,595,816	19,924,396
Prudential Equity Portfolio (Class I)	1,594,220	30,385,611
Prudential Flexible Managed Portfolio	21,710	1,487,362
Prudential Conservative Balanced Portfolio	562,329	1,923,772
Prudential Value Portfolio (Class I)	3,876,709	32,399,552
Prudential High Yield Bond Portfolio	2,763,586	20,789,214
Prudential Natural Resources Portfolio (Class I)	441,898	237,591
Prudential Stock Index Portfolio	81,891,195	63,069,809
Prudential Global Portfolio	625,683	8,937,943
Prudential Jennison Portfolio (Class I)	2,427,031	72,561,190
Prudential Small Capitalization Stock Portfolio	9,187,086	12,387,785
T. Rowe Price International Stock Portfolio	344,306	2,542,128
T. Rowe Price Equity Income Portfolio (Equity Income Class)	793,971	7,547,589
Invesco V.I. Core Equity Fund (Series I)	768,752	10,188,952
Janus Henderson VIT Research Portfolio (Institutional Shares)	342,976	10,046,606
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	1,063,908	7,330,206
MFS® Research Series (Initial Class)	79,484	3,437,628
MFS® Growth Series (Initial Class)	1,200,577	12,179,141
American Century VP Value Fund (Class I)	690,285	3,941,785
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	1,390,223	6,202,630
Prudential Jennison 20/20 Focus Portfolio (Class I)	850,676	9,166,485
Davis Value Portfolio	97,536	3,838,459
AB VPS Large Cap Growth Portfolio (Class B)	759,716	2,830,994
Prudential SP Small Cap Value Portfolio (Class I)	3,945,925	12,198,451
Janus Henderson VIT Research Portfolio (Service Shares)	185,937	2,386,920
SP Prudential U.S. Emerging Growth Portfolio (Class I)	1,475,525	25,522,463
Prudential SP International Growth Portfolio (Class I)	1,236,497	6,503,557
A124

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Cohen & Steers Realty Portfolio	$131,160,710	$139,531,661
AST J.P. Morgan Strategic Opportunities Portfolio	640,197,129	772,772,870
AST T. Rowe Price Large-Cap Value Portfolio	336,373,161	344,582,241
AST High Yield Portfolio	94,704,562	101,802,180
AST Small-Cap Growth Opportunities Portfolio	90,009,942	120,320,726
AST WEDGE Capital Mid-Cap Value Portfolio	64,501,155	63,784,947
AST Small-Cap Value Portfolio	77,385,084	77,402,501
AST Mid-Cap Growth Portfolio	264,853,780	348,456,319
AST Hotchkis & Wiley Large-Cap Value Portfolio	192,268,746	194,357,721
AST Loomis Sayles Large-Cap Growth Portfolio	159,455,959	243,712,973
AST MFS Growth Portfolio	117,484,197	131,817,972
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	205,393,178	200,076,069
AST BlackRock Low Duration Bond Portfolio	118,964,413	102,164,774
AST QMA US Equity Alpha Portfolio	133,884,265	151,497,098
AST T. Rowe Price Natural Resources Portfolio	172,847,506	159,367,456
AST T. Rowe Price Asset Allocation Portfolio	4,348,606,700	5,269,137,295
AST MFS Global Equity Portfolio	187,653,180	221,434,126
AST J.P. Morgan International Equity Portfolio	134,547,142	143,279,732
AST Templeton Global Bond Portfolio	75,963,319	246,453,459
AST Wellington Management Hedged Equity Portfolio	756,543,875	875,992,693
AST Capital Growth Asset Allocation Portfolio	3,758,955,784	4,329,114,075
AST Academic Strategies Asset Allocation Portfolio	1,784,930,727	1,947,873,513
AST Balanced Asset Allocation Portfolio	2,191,585,657	2,827,047,147
AST Preservation Asset Allocation Portfolio	1,504,936,846	1,765,355,207
AST Fidelity Institutional AM℠ Quantitative Portfolio	1,496,968,656	1,762,088,312
AST Prudential Growth Allocation Portfolio	7,601,949,766	8,525,184,199
AST Advanced Strategies Portfolio	2,503,762,404	3,061,943,831
AST T. Rowe Price Large-Cap Growth Portfolio	392,139,539	525,686,453
AST Government Money Market Portfolio	600,004,880	437,663,359
AST Small-Cap Growth Portfolio	134,179,983	178,946,905
AST BlackRock/Loomis Sayles Bond Portfolio	894,084,443	931,367,992
AST International Value Portfolio	66,666,490	68,591,339
AST International Growth Portfolio	111,988,370	145,873,139
AST Investment Grade Bond Portfolio	34,960,400,789	36,748,193,768
AST Western Asset Core Plus Bond Portfolio	741,833,165	771,719,163
AST Cohen & Steers Global Realty Portfolio	47,200,447	46,923,110
AST Emerging Markets Equity Portfolio	192,736,400	159,549,382
AST Goldman Sachs Small-Cap Value Portfolio	186,976,732	189,475,298
AST AllianzGI World Trends Portfolio	1,773,545,725	2,106,049,502
AST J.P. Morgan Global Thematic Portfolio	1,262,610,871	1,451,371,356
AST Goldman Sachs Multi-Asset Portfolio	1,203,023,396	1,350,924,037
ProFund VP Consumer Services	610,297	251,298
ProFund VP Consumer Goods	332,593	435,750
ProFund VP Financials	593,367	573,460
ProFund VP Health Care	1,429,779	929,480
ProFund VP Industrials	243,691	274,963
ProFund VP Mid-Cap Growth	513,465	368,222
ProFund VP Mid-Cap Value	325,641	311,452
A125

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP Real Estate	$235,592	$224,050
ProFund VP Small-Cap Growth	460,869	353,414
ProFund VP Small-Cap Value	143,389	142,351
ProFund VP Telecommunications	83,954	63,343
ProFund VP Utilities	258,411	324,474
ProFund VP Large-Cap Growth	480,243	531,585
ProFund VP Large-Cap Value	735,602	358,005
AST Jennison Large-Cap Growth Portfolio	192,812,707	165,375,176
AST Bond Portfolio 2020	14,770,946	61,510,248
AST Bond Portfolio 2021	52,517,775	24,930,465
Wells Fargo VT International Equity Fund (Class 1)	2,363	31,525
Wells Fargo VT Omega Growth Fund (Class 1)	1,281	165,634
Wells Fargo VT Small Cap Growth Fund (Class 1)	8,497	190,690
AST Bond Portfolio 2022	16,953,653	22,453,008
AST Quantitative Modeling Portfolio	134,508,941	273,465,054
AST BlackRock Global Strategies Portfolio	837,341,340	976,566,227
Wells Fargo VT Opportunity Fund (Class 1)	29,007	457,272
AST Prudential Core Bond Portfolio	261,750,844	198,819,086
AST Bond Portfolio 2023	6,166,375	8,024,624
AST MFS Growth Allocation Portfolio	569,395,920	481,030,013
AST Western Asset Emerging Markets Debt Portfolio	3,162,726	1,999,619
AST MFS Large-Cap Value Portfolio	117,107,888	99,635,697
AST Bond Portfolio 2024	11,859,297	15,477,353
AST AQR Emerging Markets Equity Portfolio	2,854,867	33,523,425
AST ClearBridge Dividend Growth Portfolio	102,907,841	101,830,588
AST Multi-Sector Fixed Income Portfolio	541,725,052	477,710,844
AST AQR Large-Cap Portfolio	1,956,436	24,630,442
AST Large-Cap Core Portfolio	26,968,722	6,881,227
AST Bond Portfolio 2025	20,026,772	27,285,641
AST T. Rowe Price Growth Opportunities Portfolio	2,090,632,635	1,934,596,955
AST Goldman Sachs Global Growth Allocation Portfolio	3,541,978	37,491,671
AST T. Rowe Price Diversified Real Growth Portfolio	47,329,485	13,034,985
AST Prudential Flexible Multi-Strategy Portfolio	28,973,533	11,320,729
AST Franklin Templeton K2 Global Absolute Return Portfolio	1,431,089	19,468,288
AST Managed Equity Portfolio	419,722	33,902,139
AST Managed Fixed Income Portfolio	318,770	37,509,322
AST FQ Absolute Return Currency Portfolio	139,779	2,933,361
AST Jennison Global Infrastructure Portfolio	691,113	8,172,089
AST PIMCO Dynamic Bond Portfolio	4,268,322	13,385,081
AST Legg Mason Diversified Growth Portfolio	372,568,018	367,437,890
AST Bond Portfolio 2026	19,171,902	52,091,334
AST AB Global Bond Portfolio	2,231,488	7,717,264
AST Goldman Sachs Global Income Portfolio	3,063,355	5,902,098
AST Global Bond Portfolio	198,743,701	4,057,032
AST Neuberger Berman Long/Short Portfolio	285,672	5,651,417
AST QMA International Core Equity Portfolio	2,031,240	1,379,834
AST Managed Alternatives Portfolio	83,936	9,585,245
Blackrock Global Allocation V.I. Fund (Class III)	9,885,752	7,053,584
A126

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	$3,729,397	$3,444,267
AST Bond Portfolio 2027	19,654,473	44,348,627
NVIT Emerging Markets Fund (Class D)	743,956	1,196,372
AST Bond Portfolio 2028	1,461,432	11,383,165
AST Bond Portfolio 2029	1,005,226	20,999,864
AST American Funds Growth Allocation Portfolio	715,045,374	556,177,178
AST Bond Portfolio 2030	174,391,746	150,647,389
AST BlackRock 80/20 Target Allocation ETF Portfolio	213,935,656	138,639,784
AST BlackRock 60/40 Target Allocation ETF Portfolio	134,853,458	78,605,377
AST Western Asset Corporate Bond Portfolio	3,312,504	302,574
AST T. Rowe Price Corporate Bond Portfolio	2,814,849	229,061
AST PIMCO Corporate Bond Portfolio	4,378,348	376,477
AST Prudential Corporate Bond Portfolio	6,158,410	782,674
AST BlackRock Corporate Bond Portfolio	3,722,553	235,931
AST Dimensional Global Core Allocation Portfolio	9,393,982	2,499,925
AST Bond Portfolio 2031	90,372,269	31,025,843
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	10,850	17
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	102,416	1,049
Fidelity® VIP Growth Portfolio (Initial Class)	25,663	105
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	50,094	103
MFS® New Discovery Series (Initial Class)	6,752	6
MFS® Total Return Series (Initial Class)	924,157	472
MFS® Total Return Bond Series (Initial Class)	56,525	125
Vanguard Equity Index Portfolio	48,473	141
Vanguard Global Bond Index	2,951	1
Vanguard Mid-Cap Index Portfolio	14,638	10
Vanguard Real Estate Index Portfolio	28,976	655
Vanguard Total Bond Market Index Portfolio	25,746	11
Vanguard Total International Stock Index Portfolio	68,337	60
Vanguard Total Stock Market Index Portfolio	237,317	135,608
Vanguard Balanced Portfolio	60,072	139
Vanguard Conservative Allocation Portfolio	71,557	157
Vanguard Growth Portfolio	9,761	45
Vanguard High Yield Bond Portfolio	6,000	9
Vanguard Moderate Allocation Portfolio	49,500	380
Vanguard Short-Term Investment Grade Portfolio	30,680	36
American Funds IS Asset Allocation Fund (Class 1)	279,482	514
American Funds IS Blue Chip Income and Growth Fund (Class 1)	80,407	1,333
American Funds IS Bond Fund (Class 1)	42,759	194
American Funds IS Growth Fund (Class 1)	322,496	6,419
American Funds IS Growth-Income Fund (Class 1)	24,186	40
American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1)	21,500	39
BlackRock Basic Value V.I. Fund (Class I)	278,589	601
BlackRock Capital Appreciation V.I. Fund (Class I)	48,686	24
BlackRock Equity Dividend V.I. Fund (Class I)	290,202	628
BlackRock Global Allocation V.I. Fund (Class I)	19,247	81
DFA VA Global Bond Portfolio	23,950	116
DFA VA Short-Term Fixed Portfolio	17,419	52
A127

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
DFA VA U.S. Large Value Portfolio	$15,000	$22
DFA VA U.S. Targeted Value Portfolio	7,947	3,781
Fidelity® VIP Balanced Portfolio (Initial Class)	113,051	261
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	22,973	28,372
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	300,589	24,071
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	6,887	2
Fidelity® VIP Financial Services Portfolio (Initial Class)	24,456	28,596
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	10,886	49
Fidelity® VIP Health Care Portfolio (Initial Class)	5,055	1
Fidelity® VIP Industrials Portfolio (Initial Class)	3,484	10
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	28,339	113
Fidelity® VIP Mid Cap Portfolio (Initial Class)	325,111	47,194
Fidelity® VIP Strategic Income Portfolio (Initial Class)	36,989	22,329
Fidelity® VIP Technology Portfolio (Initial Class)	54,637	58,388
Fidelity® VIP Utilities Portfolio (Initial Class)	22,443	25,485
ClearBridge Variable Mid Cap Portfolio (Class I)	4,721	207
ClearBridge Variable Small Cap Growth Portfolio (Class I)	284,396	634
Western Asset Core Plus VIT Portfolio (Class I)	131,900	769
Western Asset Variable Global High Yield Bond Portfolio (Class I)	8,956	27
MFS® Mid Cap Growth Series (Initial Class)	13,091	218
MFS® International Intrinsic Value Portfolio (Initial Class)	61,151	138
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	5,047	1
MFS® International Growth Portfolio (Service Shares)	751,732	43,994
MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	364,693	54,562
MFS® Technology Portfolio (Service Shares)	7,196,713	497,423
MFS® Investors Trust Series (Service Shares)	190,236	62,392
MFS® Mid Cap Growth Series (Service Shares)	3,018,317	115,803
MFS® New Discovery Series (Service Shares)	1,310,514	147,724
MFS® Research Series (Service Shares)	252,720	10,815
MFS® Total Return Bond Series (Service Shares)	7,434,302	660,348
MFS® Total Return Series (Service Shares)	3,540,506	79,354
MFS® Utilities Series (Service Shares)	1,824,910	263,834
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	1,529,267	192,095
American Funds IS Asset Allocation Fund (Class 4)	4,240,706	35,471
American Funds IS Blue Chip Income and Growth Fund (Class 4)	899,192	25,393
American Funds IS Bond Fund (Class 4)	944,212	5,722
American Funds IS Global Growth and Income Fund (Class 4)	582,699	1,529
American Funds IS Global Small Capitalization Fund (Class 4)	259,451	4,298
American Funds IS Growth Fund (Class 4)	2,074,222	84,993
American Funds IS Growth-Income Fund (Class 4)	1,020,601	43,591
American Funds IS International Fund (Class 4)	212,246	14,693
American Funds IS New World Fund® (Class 4)	702,888	38,829
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	386,372	26,713
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	276,240	23,564
BlackRock Basic Value V.I. Fund (Class III)	21,570	11
BlackRock Capital Appreciation V.I. Fund (Class III)	194,426	2,784
BlackRock Equity Dividend V.I. Fund (Class III)	631,526	51,379
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	310,573	12,520
A128

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Fidelity® VIP Balanced Portfolio (Service Class 2)	$3,691,577	$90,832
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	3,197,908	23,126
Fidelity® VIP Health Care Portfolio (Service Class 2)	1,933,041	14,222

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and QMA LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of

A129

Note 6:    Related Party Transactions (continued)
customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

Note 7:    Financial Highlights

Pruco Life sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life.
A130

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio (Class I)
December 31, 2020	63,611	$0.87	to	$10.05	$75,655	0.29%	0.25%	to	2.00%	-1.71%	to	0.05%
December 31, 2019	62,646	$0.89	to	$9.84	$71,589	1.91%	1.00%	to	2.00%	-0.11%	to	0.91%
December 31, 2018	68,162	$0.89	to	$9.75	$77,267	1.51%	1.00%	to	2.00%	-0.44%	to	0.52%
December 31, 2017	72,665	$0.89	to	$9.70	$82,409	0.55%	1.00%	to	2.00%	-1.41%	to	-0.44%
December 31, 2016	84,822	$0.91	to	$9.74	$96,411	0.09%	1.00%	to	2.00%	-1.92%	to	-0.90%

	Prudential Diversified Bond Portfolio
December 31, 2020	35,328	$2.56	to	$10.45	$111,321	0.00%	0.50%	to	1.65%	4.20%	to	7.01%
December 31, 2019	40,889	$2.40	to	$2.95	$120,445	0.00%	1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	45,953	$2.20	to	$2.70	$123,735	0.00%	1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	51,465	$2.24	to	$2.74	$140,780	0.00%	1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	57,301	$2.12	to	$2.60	$148,549	0.00%	1.35%	to	1.65%	3.88%	to	4.19%

	Prudential Equity Portfolio (Class I)
December 31, 2020	31,434	$3.43	to	$12.22	$173,977	0.00%	0.35%	to	2.00%	26.47%	to	27.28%
December 31, 2019	37,340	$2.70	to	$4.70	$161,984	0.00%	1.35%	to	2.00%	26.36%	to	27.17%
December 31, 2018	42,506	$2.13	to	$3.70	$145,112	0.00%	1.35%	to	2.00%	-6.73%	to	-6.13%
December 31, 2017	48,485	$2.28	to	$3.94	$176,690	0.00%	1.35%	to	2.00%	23.32%	to	24.11%
December 31, 2016	55,260	$1.84	to	$3.18	$162,271	0.00%	1.35%	to	2.00%	1.74%	to	2.39%

	Prudential Flexible Managed Portfolio
December 31, 2020	2,239	$4.04	to	$4.04	$9,057	0.00%	1.40%	to	1.40%	8.07%	to	8.07%
December 31, 2019	2,618	$3.74	to	$3.74	$9,799	0.00%	1.40%	to	1.40%	18.21%	to	18.21%
December 31, 2018	2,932	$3.17	to	$3.17	$9,283	0.00%	1.40%	to	1.40%	-5.52%	to	-5.52%
December 31, 2017	3,315	$3.35	to	$3.35	$11,108	0.00%	1.40%	to	1.40%	13.39%	to	13.39%
December 31, 2016	3,816	$2.96	to	$2.96	$11,278	0.00%	1.40%	to	1.40%	7.02%	to	7.02%

	Prudential Conservative Balanced Portfolio
December 31, 2020	2,977	$3.69	to	$10.79	$11,081	0.00%	0.50%	to	1.40%	9.74%	to	9.89%
December 31, 2019	3,375	$3.36	to	$3.36	$11,341	0.00%	1.40%	to	1.40%	16.85%	to	16.85%
December 31, 2018	3,926	$2.88	to	$2.88	$11,290	0.00%	1.40%	to	1.40%	-3.82%	to	-3.82%
December 31, 2017	4,680	$2.99	to	$2.99	$13,995	0.00%	1.40%	to	1.40%	10.82%	to	10.82%
December 31, 2016	5,307	$2.70	to	$2.70	$14,319	0.00%	1.40%	to	1.40%	5.80%	to	5.80%

	Prudential Value Portfolio (Class I)
December 31, 2020	46,148	$2.54	to	$10.29	$176,782	0.00%	0.35%	to	2.00%	1.55%	to	6.02%
December 31, 2019	53,910	$2.50	to	$5.13	$201,569	0.00%	1.35%	to	2.00%	23.59%	to	24.38%
December 31, 2018	61,203	$2.02	to	$4.13	$184,022	0.00%	1.35%	to	2.00%	-11.66%	to	-11.09%
December 31, 2017	69,321	$2.28	to	$4.64	$234,532	0.00%	1.35%	to	2.00%	14.70%	to	15.43%
December 31, 2016	78,962	$1.99	to	$4.03	$231,803	0.00%	1.35%	to	2.00%	9.22%	to	9.92%

	Prudential High Yield Bond Portfolio
December 31, 2020	19,359	$2.85	to	$20.21	$112,672	0.00%	0.40%	to	2.00%	5.01%	to	6.56%
December 31, 2019	22,359	$2.70	to	$19.13	$123,608	0.00%	1.35%	to	2.00%	14.05%	to	14.78%
December 31, 2018	25,233	$2.36	to	$16.68	$121,953	2.92%	1.35%	to	2.00%	-3.21%	to	-2.58%
December 31, 2017	28,650	$2.43	to	$17.13	$142,013	6.08%	1.35%	to	2.00%	5.70%	to	6.39%
December 31, 2016	31,834	$2.29	to	$16.11	$148,803	6.44%	1.35%	to	2.00%	13.97%	to	14.69%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2020	491	$5.17	to	$11.59	$2,772	0.00%	0.35%	to	1.40%	10.73%	to	21.00%
December 31, 2019	500	$4.67	to	$4.67	$2,335	0.00%	1.40%	to	1.40%	9.16%	to	9.16%
December 31, 2018	567	$4.28	to	$4.28	$2,428	0.00%	1.40%	to	1.40%	-19.21%	to	-19.21%
December 31, 2017	618	$5.30	to	$5.30	$3,270	0.00%	1.40%	to	1.40%	-1.56%	to	-1.56%
December 31, 2016	681	$5.38	to	$5.38	$3,665	0.00%	1.40%	to	1.40%	23.63%	to	23.63%

	Prudential Stock Index Portfolio
December 31, 2020	63,156	$2.60	to	$14.49	$418,550	0.00%	0.35%	to	2.00%	15.76%	to	17.66%
December 31, 2019	66,893	$2.24	to	$12.34	$334,880	0.00%	0.35%	to	2.00%	8.05%	to	30.35%
December 31, 2018	72,392	$1.74	to	$9.47	$255,597	0.00%	0.55%	to	2.00%	-6.50%	to	-4.55%
December 31, 2017	79,672	$1.86	to	$4.31	$286,798	1.59%	1.35%	to	2.00%	19.09%	to	19.85%
December 31, 2016	91,196	$1.55	to	$3.60	$273,088	1.84%	1.35%	to	2.00%	9.64%	to	10.34%
A131

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2020	13,540	$1.97	to	$4.41	$52,146	0.00%	1.35%	to	2.00%	13.56%	to	14.29%
December 31, 2019	15,990	$1.73	to	$3.86	$53,522	0.00%	1.35%	to	2.00%	27.84%	to	28.66%
December 31, 2018	17,863	$1.35	to	$3.00	$46,310	0.00%	1.35%	to	2.00%	-9.14%	to	-8.55%
December 31, 2017	20,167	$1.48	to	$3.28	$57,220	0.00%	1.35%	to	2.00%	22.40%	to	23.19%
December 31, 2016	22,600	$1.21	to	$2.67	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%

	Prudential Jennison Portfolio (Class I)
December 31, 2020	44,193	$3.39	to	$14.08	$367,736	0.00%	0.50%	to	2.00%	46.86%	to	54.12%
December 31, 2019	54,683	$2.20	to	$6.56	$292,761	0.00%	1.35%	to	2.00%	30.73%	to	31.57%
December 31, 2018	62,606	$1.68	to	$4.99	$254,461	0.00%	1.35%	to	2.00%	-2.73%	to	-2.11%
December 31, 2017	70,792	$1.72	to	$5.10	$294,436	0.00%	1.35%	to	2.00%	34.02%	to	34.88%
December 31, 2016	80,340	$1.28	to	$3.78	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%

	Prudential Small Capitalization Stock Portfolio
December 31, 2020	8,149	$5.43	to	$11.93	$67,814	0.00%	0.35%	to	1.95%	8.83%	to	15.11%
December 31, 2019	8,817	$4.97	to	$10.80	$64,099	0.00%	0.35%	to	1.95%	4.55%	to	21.75%
December 31, 2018	9,177	$4.13	to	$8.87	$52,737	0.00%	0.55%	to	1.95%	-11.28%	to	-9.95%
December 31, 2017	9,680	$4.60	to	$7.06	$59,097	0.00%	1.35%	to	1.65%	11.17%	to	11.50%
December 31, 2016	10,868	$4.14	to	$6.33	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%

	T. Rowe Price International Stock Portfolio
December 31, 2020	7,401	$1.74	to	$2.43	$17,760	0.56%	1.35%	to	1.65%	12.59%	to	12.93%
December 31, 2019	8,321	$1.54	to	$2.15	$17,711	2.34%	1.35%	to	1.65%	25.69%	to	26.07%
December 31, 2018	9,118	$1.23	to	$1.71	$15,414	1.28%	1.35%	to	1.65%	-15.61%	to	-15.36%
December 31, 2017	10,240	$1.46	to	$2.02	$20,483	1.10%	1.35%	to	1.65%	25.82%	to	26.19%
December 31, 2016	10,887	$1.16	to	$1.60	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2020	10,587	$2.82	to	$4.48	$47,263	2.32%	1.35%	to	1.65%	-0.46%	to	-0.17%
December 31, 2019	12,151	$2.84	to	$4.48	$54,376	2.29%	1.35%	to	1.65%	24.35%	to	24.71%
December 31, 2018	14,040	$2.28	to	$3.60	$50,313	1.97%	1.35%	to	1.65%	-10.98%	to	-10.71%
December 31, 2017	16,255	$2.56	to	$4.03	$65,251	1.72%	1.35%	to	1.65%	14.15%	to	14.48%
December 31, 2016	18,852	$2.25	to	$3.52	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2020	15,938	$2.02	to	$3.92	$61,367	1.31%	1.35%	to	1.65%	12.00%	to	12.33%
December 31, 2019	18,482	$1.80	to	$3.49	$63,440	0.93%	1.35%	to	1.65%	26.87%	to	27.25%
December 31, 2018	21,230	$1.42	to	$2.75	$57,041	0.88%	1.35%	to	1.65%	-10.88%	to	-10.61%
December 31, 2017	23,685	$1.59	to	$3.08	$71,342	1.02%	1.35%	to	1.65%	11.34%	to	11.67%
December 31, 2016	26,486	$1.43	to	$2.76	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2020	10,970	$2.62	to	$5.57	$60,007	0.53%	1.35%	to	1.65%	30.80%	to	31.18%
December 31, 2019	12,904	$2.00	to	$4.25	$53,895	0.45%	1.35%	to	1.65%	33.33%	to	33.72%
December 31, 2018	14,982	$1.50	to	$3.18	$46,478	0.54%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	17,051	$1.57	to	$3.31	$55,171	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	19,342	$1.24	to	$2.62	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2020	11,790	$2.35	to	$4.33	$50,513	1.35%	1.35%	to	1.65%	14.41%	to	14.75%
December 31, 2019	13,412	$2.05	to	$3.78	$50,130	1.89%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	15,253	$1.64	to	$3.02	$45,259	1.73%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	16,962	$1.96	to	$3.60	$60,057	1.64%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	18,983	$1.52	to	$2.78	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%

	MFS® Research Series (Initial Class)
December 31, 2020	3,265	$2.96	to	$4.91	$15,961	0.71%	1.35%	to	1.65%	14.70%	to	15.04%
December 31, 2019	3,984	$2.58	to	$4.27	$16,946	0.78%	1.35%	to	1.65%	30.79%	to	31.18%
December 31, 2018	4,671	$1.98	to	$3.26	$15,159	0.69%	1.35%	to	1.65%	-5.93%	to	-5.65%
December 31, 2017	5,304	$2.10	to	$3.46	$18,258	1.35%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2016	6,000	$1.73	to	$2.84	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
A132

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2020	10,743	$3.63	to	$6.92	$74,028	0.00%	1.35%	to	1.65%	29.72%	to	30.10%
December 31, 2019	12,438	$2.80	to	$5.32	$65,895	0.00%	1.35%	to	1.65%	35.91%	to	36.31%
December 31, 2018	14,096	$2.06	to	$3.91	$54,733	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	15,863	$2.04	to	$3.86	$60,861	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	17,677	$1.58	to	$2.98	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%

	American Century VP Value Fund (Class I)
December 31, 2020	4,347	$3.53	to	$4.38	$18,931	2.28%	1.35%	to	1.65%	-0.66%	to	-0.37%
December 31, 2019	5,157	$3.56	to	$4.40	$22,558	2.11%	1.35%	to	1.65%	24.97%	to	25.34%
December 31, 2018	5,697	$2.85	to	$3.51	$19,901	1.63%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	6,738	$3.19	to	$3.92	$26,279	1.64%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	7,562	$2.98	to	$3.65	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2020	4,762	$3.46	to	$6.12	$28,341	0.00%	1.35%	to	1.65%	52.58%	to	53.03%
December 31, 2019	5,769	$2.27	to	$4.00	$22,472	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	6,616	$1.75	to	$3.09	$19,925	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	7,437	$1.88	to	$3.31	$24,043	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	8,208	$1.58	to	$2.76	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2020	8,380	$4.68	to	$5.08	$42,559	0.00%	1.35%	to	1.65%	28.80%	to	29.18%
December 31, 2019	10,237	$3.63	to	$3.94	$40,233	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	11,616	$2.87	to	$3.09	$35,914	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	13,523	$3.08	to	$3.32	$44,792	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	15,618	$2.40	to	$2.58	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%

	Davis Value Portfolio
December 31, 2020	7,837	$2.46	to	$2.61	$20,215	0.68%	1.35%	to	1.65%	9.91%	to	10.23%
December 31, 2019	9,411	$2.23	to	$2.37	$22,038	1.53%	1.35%	to	1.65%	29.04%	to	29.42%
December 31, 2018	10,765	$1.73	to	$1.83	$19,489	0.81%	1.35%	to	1.65%	-15.02%	to	-14.76%
December 31, 2017	12,130	$2.04	to	$2.15	$25,779	0.74%	1.35%	to	1.65%	20.64%	to	21.00%
December 31, 2016	13,699	$1.69	to	$1.77	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2020	3,771	$2.51	to	$2.67	$9,931	0.00%	1.35%	to	1.65%	32.95%	to	33.35%
December 31, 2019	4,604	$1.89	to	$2.00	$9,102	0.00%	1.35%	to	1.65%	32.18%	to	32.57%
December 31, 2018	5,260	$1.43	to	$1.51	$7,847	0.00%	1.35%	to	1.65%	0.65%	to	0.95%
December 31, 2017	5,895	$1.42	to	$1.49	$8,716	0.00%	1.35%	to	1.65%	29.55%	to	29.92%
December 31, 2016	5,898	$1.09	to	$1.15	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2020	19,333	$2.76	to	$10.34	$67,045	0.00%	0.40%	to	2.00%	-0.10%	to	6.65%
December 31, 2019	21,777	$2.76	to	$3.79	$75,215	0.00%	1.35%	to	2.00%	20.37%	to	21.15%
December 31, 2018	24,057	$2.29	to	$3.13	$68,759	0.00%	1.35%	to	2.00%	-15.49%	to	-14.95%
December 31, 2017	26,956	$2.71	to	$3.69	$90,794	0.00%	1.35%	to	2.00%	10.00%	to	10.70%
December 31, 2016	30,664	$2.46	to	$3.33	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2020	3,104	$2.12	to	$4.87	$10,649	0.35%	1.40%	to	2.00%	29.98%	to	30.75%
December 31, 2019	3,816	$1.63	to	$3.73	$10,042	0.30%	1.40%	to	2.00%	32.57%	to	33.36%
December 31, 2018	4,362	$1.22	to	$2.79	$8,623	0.36%	1.40%	to	2.00%	-4.75%	to	-4.19%
December 31, 2017	4,943	$1.28	to	$2.92	$10,326	0.24%	1.40%	to	2.00%	25.06%	to	25.80%
December 31, 2016	5,449	$1.02	to	$2.32	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2020	18,627	$3.70	to	$13.62	$112,875	0.00%	0.40%	to	2.00%	40.63%	to	45.51%
December 31, 2019	23,411	$2.55	to	$5.80	$97,759	0.00%	1.35%	to	2.00%	35.01%	to	35.88%
December 31, 2018	27,121	$1.89	to	$4.27	$83,325	0.00%	1.35%	to	2.00%	-9.66%	to	-9.08%
December 31, 2017	31,152	$2.08	to	$4.70	$105,906	0.00%	1.35%	to	2.00%	20.04%	to	20.81%
December 31, 2016	35,035	$1.73	to	$3.89	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
A133

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2020	11,417	$1.54	to	$3.92	$32,180	0.00%	1.40%	to	2.00%	29.52%	to	30.29%
December 31, 2019	13,518	$1.19	to	$3.01	$29,335	0.00%	1.40%	to	2.00%	29.79%	to	30.56%
December 31, 2018	15,124	$0.91	to	$2.30	$25,293	0.00%	1.40%	to	2.00%	-14.53%	to	-14.02%
December 31, 2017	16,536	$1.06	to	$2.68	$32,257	0.00%	1.40%	to	2.00%	33.16%	to	33.95%
December 31, 2016	18,568	$0.80	to	$2.00	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%

	AST Cohen & Steers Realty Portfolio
December 31, 2020	10,060	$9.87	to	$35.58	$223,300	0.00%	0.35%	to	3.25%	-6.00%	to	-3.18%
December 31, 2019	10,352	$10.22	to	$37.33	$243,120	0.00%	0.35%	to	3.25%	1.14%	to	30.49%
December 31, 2018	10,466	$10.86	to	$29.01	$191,487	0.00%	0.55%	to	3.25%	-7.87%	to	-5.28%
December 31, 2017	12,441	$11.50	to	$31.05	$243,725	0.00%	0.55%	to	3.25%	2.80%	to	5.66%
December 31, 2016	12,696	$10.92	to	$29.79	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2020	87,356	$12.02	to	$19.31	$1,414,008	0.00%	0.35%	to	3.25%	7.73%	to	10.96%
December 31, 2019	96,113	$10.84	to	$17.59	$1,414,259	0.00%	0.35%	to	3.25%	8.30%	to	13.98%
December 31, 2018	95,363	$11.52	to	$15.56	$1,245,804	0.00%	0.55%	to	3.25%	-8.23%	to	-5.65%
December 31, 2017	111,352	$12.45	to	$16.63	$1,564,163	0.00%	0.55%	to	3.25%	8.51%	to	11.53%
December 31, 2016	116,489	$11.26	to	$15.04	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2020	40,083	$10.75	to	$24.17	$722,108	0.00%	0.35%	to	3.25%	-1.23%	to	1.73%
December 31, 2019	40,565	$10.60	to	$24.14	$726,342	0.00%	0.35%	to	3.25%	6.16%	to	25.28%
December 31, 2018	8,217	$10.15	to	$19.53	$119,811	0.00%	0.55%	to	3.25%	-12.66%	to	-10.21%
December 31, 2017	8,178	$11.32	to	$22.06	$134,367	0.00%	0.55%	to	3.25%	12.78%	to	15.91%
December 31, 2016	7,875	$9.78	to	$19.29	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%

	AST High Yield Portfolio
December 31, 2020	13,874	$10.44	to	$20.60	$222,486	0.00%	0.35%	to	3.25%	-0.70%	to	2.28%
December 31, 2019	13,888	$10.24	to	$20.46	$223,392	0.00%	0.35%	to	3.25%	2.23%	to	14.66%
December 31, 2018	12,898	$11.29	to	$18.09	$183,296	0.00%	0.55%	to	3.25%	-5.19%	to	-2.53%
December 31, 2017	14,829	$11.59	to	$18.82	$219,287	0.00%	0.55%	to	3.25%	3.99%	to	6.88%
December 31, 2016	14,421	$10.86	to	$17.85	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2020	6,330	$14.64	to	$49.23	$214,364	0.00%	0.35%	to	2.95%	31.31%	to	34.71%
December 31, 2019	7,452	$10.90	to	$37.13	$193,371	0.00%	0.48%	to	3.25%	8.73%	to	35.73%
December 31, 2018	7,551	$10.82	to	$27.73	$146,258	0.00%	0.55%	to	3.25%	-13.76%	to	-11.34%
December 31, 2017	8,199	$12.22	to	$31.72	$181,631	0.00%	0.55%	to	3.25%	23.55%	to	26.99%
December 31, 2016	7,974	$9.64	to	$25.32	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2020	5,021	$9.56	to	$27.24	$98,039	0.00%	0.35%	to	3.25%	-8.88%	to	-6.14%
December 31, 2019	4,833	$10.22	to	$29.48	$101,715	0.00%	0.35%	to	3.25%	1.67%	to	18.49%
December 31, 2018	4,673	$10.58	to	$25.23	$83,510	0.00%	0.55%	to	3.25%	-19.26%	to	-16.99%
December 31, 2017	5,461	$12.78	to	$30.81	$119,136	0.00%	0.55%	to	3.25%	14.69%	to	17.88%
December 31, 2016	5,669	$10.88	to	$26.50	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%

	AST Small-Cap Value Portfolio
December 31, 2020	6,132	$10.41	to	$28.72	$126,028	0.00%	0.35%	to	3.25%	-2.42%	to	0.51%
December 31, 2019	6,037	$10.35	to	$29.03	$126,086	0.00%	0.35%	to	3.25%	3.90%	to	21.31%
December 31, 2018	5,875	$11.20	to	$24.26	$101,852	0.00%	0.55%	to	3.25%	-19.79%	to	-17.53%
December 31, 2017	6,775	$13.62	to	$29.83	$144,480	0.00%	0.55%	to	3.25%	3.87%	to	6.76%
December 31, 2016	6,921	$12.80	to	$28.33	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%

	AST Mid-Cap Growth Portfolio
December 31, 2020	21,152	$13.91	to	$45.77	$694,961	0.00%	0.35%	to	3.25%	30.46%	to	34.37%
December 31, 2019	24,558	$10.39	to	$34.61	$614,786	0.00%	0.35%	to	3.25%	3.60%	to	29.44%
December 31, 2018	25,757	$11.84	to	$27.11	$503,319	0.00%	0.55%	to	3.25%	-7.48%	to	-4.88%
December 31, 2017	29,239	$12.49	to	$28.89	$608,567	0.00%	0.55%	to	3.25%	22.97%	to	26.39%
December 31, 2016	29,784	$9.91	to	$23.18	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
A134

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2020	20,701	$10.63	to	$30.51	$456,871	0.00%	0.35%	to	2.95%	-2.60%	to	-0.08%
December 31, 2019	20,480	$10.67	to	$31.02	$458,129	0.00%	0.35%	to	3.25%	6.16%	to	28.81%
December 31, 2018	21,289	$11.60	to	$24.42	$371,822	0.00%	0.55%	to	3.25%	-16.96%	to	-14.63%
December 31, 2017	22,705	$13.63	to	$29.00	$467,505	0.00%	0.55%	to	3.25%	15.33%	to	18.54%
December 31, 2016	23,496	$11.53	to	$24.81	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2020	11,729	$14.06	to	$53.96	$463,953	0.00%	0.35%	to	3.25%	27.32%	to	31.13%
December 31, 2019	14,351	$10.76	to	$41.81	$443,267	0.00%	0.35%	to	3.25%	8.21%	to	30.91%
December 31, 2018	15,298	$14.30	to	$32.38	$365,724	0.00%	0.55%	to	3.25%	-5.87%	to	-3.23%
December 31, 2017	18,619	$14.82	to	$33.93	$466,163	0.00%	0.55%	to	3.25%	28.68%	to	32.26%
December 31, 2016	20,369	$11.24	to	$26.01	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%

	AST MFS Growth Portfolio
December 31, 2020	7,886	$13.89	to	$50.33	$293,573	0.00%	0.35%	to	2.95%	26.74%	to	30.02%
December 31, 2019	7,964	$10.72	to	$39.33	$241,787	0.00%	0.48%	to	3.25%	7.58%	to	37.02%
December 31, 2018	7,728	$13.95	to	$29.10	$176,703	0.00%	0.55%	to	3.25%	-1.19%	to	1.59%
December 31, 2017	7,414	$13.78	to	$29.05	$170,338	0.00%	0.55%	to	3.25%	26.47%	to	29.99%
December 31, 2016	7,161	$10.63	to	$22.66	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2020	16,157	$10.06	to	$32.02	$340,471	0.00%	0.35%	to	3.25%	-4.98%	to	-2.13%
December 31, 2019	15,686	$10.28	to	$33.24	$344,588	0.00%	0.35%	to	3.25%	2.85%	to	20.35%
December 31, 2018	14,849	$10.61	to	$28.00	$275,012	0.00%	0.55%	to	3.25%	-19.17%	to	-16.90%
December 31, 2017	16,836	$12.81	to	$34.17	$381,807	0.00%	0.55%	to	3.25%	10.10%	to	13.16%
December 31, 2016	16,396	$11.35	to	$30.61	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2020	19,290	$8.42	to	$12.63	$203,814	0.00%	0.35%	to	3.25%	-0.77%	to	2.20%
December 31, 2019	17,476	$8.49	to	$12.46	$181,540	0.00%	0.35%	to	3.25%	0.70%	to	4.05%
December 31, 2018	15,418	$8.38	to	$12.05	$154,769	0.00%	0.55%	to	3.25%	-2.55%	to	0.19%
December 31, 2017	16,298	$8.60	to	$12.10	$164,924	0.00%	0.55%	to	3.25%	-1.59%	to	1.15%
December 31, 2016	15,963	$8.74	to	$12.03	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%

	AST QMA US Equity Alpha Portfolio
December 31, 2020	8,719	$10.18	to	$35.67	$224,029	0.00%	0.35%	to	3.25%	-8.27%	to	-5.52%
December 31, 2019	9,514	$10.81	to	$38.35	$265,594	0.00%	0.35%	to	3.25%	8.35%	to	23.78%
December 31, 2018	9,828	$13.04	to	$31.42	$223,948	0.00%	0.55%	to	3.25%	-11.22%	to	-8.72%
December 31, 2017	10,875	$14.33	to	$34.90	$275,319	0.00%	0.55%	to	3.25%	18.29%	to	21.58%
December 31, 2016	10,551	$11.82	to	$29.10	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2020	23,647	$8.04	to	$13.78	$236,498	0.00%	0.35%	to	3.25%	-5.40%	to	-2.56%
December 31, 2019	22,956	$8.49	to	$14.29	$236,498	0.00%	0.48%	to	3.25%	4.54%	to	16.22%
December 31, 2018	20,119	$7.33	to	$12.40	$180,098	0.00%	0.55%	to	3.25%	-19.38%	to	-17.11%
December 31, 2017	26,241	$8.87	to	$15.09	$285,152	0.00%	0.55%	to	3.25%	6.73%	to	9.70%
December 31, 2016	26,455	$8.11	to	$13.87	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2020	574,902	$12.52	to	$25.10	$11,461,948	0.00%	0.35%	to	3.25%	8.88%	to	12.14%
December 31, 2019	633,579	$11.16	to	$22.74	$11,362,924	0.00%	0.35%	to	3.25%	11.44%	to	20.18%
December 31, 2018	650,405	$12.92	to	$19.18	$9,844,073	0.00%	0.55%	to	3.25%	-8.42%	to	-5.85%
December 31, 2017	717,175	$13.85	to	$20.66	$11,688,101	0.00%	0.55%	to	3.25%	11.67%	to	14.77%
December 31, 2016	735,805	$12.18	to	$18.25	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%

	AST MFS Global Equity Portfolio
December 31, 2020	17,709	$11.95	to	$33.53	$440,204	0.00%	0.35%	to	3.25%	10.47%	to	13.78%
December 31, 2019	19,444	$10.53	to	$29.94	$432,853	0.00%	0.35%	to	3.25%	6.47%	to	29.24%
December 31, 2018	20,366	$11.72	to	$23.49	$354,584	0.00%	0.55%	to	3.25%	-12.51%	to	-10.05%
December 31, 2017	22,832	$13.07	to	$26.48	$447,924	0.00%	0.55%	to	3.25%	19.83%	to	23.16%
December 31, 2016	22,338	$10.65	to	$21.80	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
A135

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan International Equity Portfolio
December 31, 2020	14,571	$12.99	to	$21.51	$235,886	0.00%	0.35%	to	3.25%	9.41%	to	12.68%
December 31, 2019	15,796	$11.53	to	$19.39	$228,162	0.00%	0.35%	to	3.25%	14.87%	to	26.52%
December 31, 2018	15,994	$9.51	to	$15.54	$184,020	0.00%	0.55%	to	3.25%	-20.17%	to	-17.92%
December 31, 2017	17,268	$12.12	to	$19.20	$244,941	0.00%	0.55%	to	3.25%	25.43%	to	28.92%
December 31, 2016	16,014	$9.15	to	$15.10	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%

	AST Templeton Global Bond Portfolio (merged November 13, 2020)
December 31, 2020	—	$8.12	to	$11.80	$—	0.00%	0.35%	to	2.85%	-7.83%	to	-5.78%
December 31, 2019	17,621	$8.46	to	$12.61	$178,859	0.00%	0.35%	to	3.25%	-2.27%	to	1.05%
December 31, 2018	16,607	$8.60	to	$12.55	$167,385	0.00%	0.55%	to	3.25%	-1.33%	to	1.44%
December 31, 2017	18,787	$8.72	to	$12.45	$188,205	0.00%	0.55%	to	3.25%	-1.27%	to	1.48%
December 31, 2016	17,312	$8.83	to	$12.34	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2020	92,867	$11.80	to	$23.70	$1,483,962	0.00%	0.35%	to	3.25%	3.19%	to	6.29%
December 31, 2019	103,044	$11.10	to	$22.66	$1,562,700	0.00%	0.35%	to	3.25%	11.12%	to	19.89%
December 31, 2018	102,640	$11.18	to	$19.16	$1,310,263	0.00%	0.55%	to	3.25%	-8.10%	to	-5.52%
December 31, 2017	119,256	$12.10	to	$20.56	$1,626,779	0.00%	0.55%	to	3.25%	9.91%	to	12.97%
December 31, 2016	123,829	$10.93	to	$18.45	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2020	462,883	$12.58	to	$27.09	$9,641,762	0.00%	0.35%	to	3.25%	9.73%	to	13.02%
December 31, 2019	502,215	$11.13	to	$24.35	$9,349,469	0.00%	0.35%	to	3.25%	11.09%	to	21.58%
December 31, 2018	498,529	$13.51	to	$20.31	$7,745,029	0.00%	0.55%	to	3.25%	-9.28%	to	-6.74%
December 31, 2017	536,307	$14.79	to	$22.08	$9,063,319	0.00%	0.55%	to	3.25%	14.07%	to	17.24%
December 31, 2016	530,110	$12.78	to	$19.09	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2020	185,426	$11.18	to	$17.83	$2,680,163	0.00%	0.35%	to	3.25%	0.83%	to	3.85%
December 31, 2019	199,719	$10.76	to	$17.44	$2,798,739	0.00%	0.35%	to	3.25%	7.65%	to	15.42%
December 31, 2018	186,564	$10.57	to	$15.32	$2,281,769	0.00%	0.55%	to	3.25%	-11.14%	to	-8.64%
December 31, 2017	245,825	$11.81	to	$17.01	$3,337,538	0.00%	0.55%	to	3.25%	8.94%	to	11.97%
December 31, 2016	252,678	$10.77	to	$15.40	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%

	AST Balanced Asset Allocation Portfolio
December 31, 2020	406,939	$12.29	to	$23.74	$7,752,708	0.00%	0.35%	to	3.25%	8.14%	to	11.38%
December 31, 2019	445,608	$11.03	to	$21.65	$7,699,602	0.00%	0.35%	to	3.25%	10.20%	to	18.76%
December 31, 2018	454,582	$12.98	to	$18.48	$6,701,812	0.00%	0.55%	to	3.25%	-8.04%	to	-5.46%
December 31, 2017	489,240	$13.86	to	$19.82	$7,740,602	0.00%	0.55%	to	3.25%	11.18%	to	14.28%
December 31, 2016	504,036	$12.23	to	$17.59	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%

	AST Preservation Asset Allocation Portfolio
December 31, 2020	272,149	$11.81	to	$18.93	$4,402,595	0.00%	0.35%	to	3.25%	5.54%	to	8.70%
December 31, 2019	287,724	$10.87	to	$17.70	$4,326,551	0.00%	0.35%	to	3.25%	8.60%	to	14.11%
December 31, 2018	292,347	$11.72	to	$15.72	$3,901,018	0.00%	0.55%	to	3.25%	-6.02%	to	-3.38%
December 31, 2017	329,485	$12.29	to	$16.50	$4,615,130	0.00%	0.55%	to	3.25%	6.56%	to	9.53%
December 31, 2016	325,237	$11.32	to	$15.27	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2020	199,009	$12.04	to	$21.68	$3,365,838	0.00%	0.35%	to	3.25%	5.22%	to	8.38%
December 31, 2019	219,308	$11.10	to	$20.32	$3,452,244	0.00%	0.35%	to	3.25%	10.98%	to	19.34%
December 31, 2018	223,080	$11.23	to	$17.27	$2,980,411	0.00%	0.55%	to	3.25%	-10.76%	to	-8.25%
December 31, 2017	253,498	$12.50	to	$19.08	$3,737,054	0.00%	0.55%	to	3.25%	12.70%	to	15.83%
December 31, 2016	258,493	$11.02	to	$16.70	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%

	AST Prudential Growth Allocation Portfolio
December 31, 2020	677,603	$11.48	to	$23.47	$12,604,378	0.00%	0.35%	to	3.25%	2.42%	to	5.49%
December 31, 2019	747,873	$10.88	to	$22.61	$13,282,205	0.00%	0.35%	to	3.25%	8.75%	to	18.52%
December 31, 2018	735,149	$11.77	to	$19.34	$11,139,504	0.00%	0.55%	to	3.25%	-10.62%	to	-8.11%
December 31, 2017	865,745	$13.08	to	$21.34	$14,454,365	0.00%	0.55%	to	3.25%	12.33%	to	15.46%
December 31, 2016	522,511	$11.56	to	$18.74	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
A136

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Advanced Strategies Portfolio
December 31, 2020	320,430	$12.37	to	$25.76	$6,421,615	0.00%	0.35%	to	3.25%	7.08%	to	10.29%
December 31, 2019	355,641	$11.21	to	$23.73	$6,516,238	0.00%	0.35%	to	3.25%	11.97%	to	21.19%
December 31, 2018	369,894	$13.04	to	$19.85	$5,670,025	0.00%	0.55%	to	3.25%	-8.96%	to	-6.41%
December 31, 2017	410,175	$14.06	to	$21.51	$6,806,564	0.00%	0.55%	to	3.25%	13.14%	to	16.28%
December 31, 2016	426,322	$12.20	to	$18.75	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2020	26,177	$14.92	to	$64.30	$1,198,109	0.00%	0.35%	to	3.25%	35.27%	to	39.32%
December 31, 2019	29,332	$10.74	to	$46.89	$1,011,442	0.00%	0.35%	to	3.25%	7.75%	to	27.52%
December 31, 2018	29,238	$15.05	to	$37.28	$806,817	0.00%	0.55%	to	3.25%	0.47%	to	3.29%
December 31, 2017	30,787	$14.62	to	$36.60	$833,920	0.00%	0.55%	to	3.25%	33.42%	to	37.13%
December 31, 2016	29,887	$10.69	to	$27.06	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%

	AST Government Money Market Portfolio
December 31, 2020	42,575	$7.37	to	$10.10	$394,114	0.15%	0.35%	to	3.10%	-2.89%	to	-0.13%
December 31, 2019	25,141	$7.48	to	$10.11	$231,233	1.67%	0.35%	to	3.25%	-1.61%	to	1.13%
December 31, 2018	23,879	$7.60	to	$9.92	$218,732	1.30%	0.55%	to	3.25%	-2.01%	to	0.74%
December 31, 2017	22,117	$7.76	to	$9.86	$200,273	0.33%	0.55%	to	3.25%	-2.91%	to	-0.21%
December 31, 2016	25,161	$7.99	to	$9.90	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%

	AST Small-Cap Growth Portfolio
December 31, 2020	9,192	$15.31	to	$55.97	$357,295	0.00%	0.35%	to	3.25%	43.57%	to	47.87%
December 31, 2019	10,768	$10.38	to	$38.45	$291,501	0.00%	0.35%	to	3.25%	3.62%	to	29.40%
December 31, 2018	10,535	$11.94	to	$30.13	$223,149	0.00%	0.55%	to	3.25%	-11.40%	to	-8.91%
December 31, 2017	10,814	$13.15	to	$33.54	$255,987	0.00%	0.55%	to	3.25%	19.90%	to	23.24%
December 31, 2016	10,540	$10.70	to	$27.59	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2020	124,642	$10.54	to	$16.76	$1,628,565	0.00%	0.35%	to	3.25%	3.88%	to	6.99%
December 31, 2019	126,833	$10.13	to	$15.79	$1,556,275	0.00%	0.35%	to	3.25%	0.97%	to	8.62%
December 31, 2018	124,403	$9.60	to	$14.62	$1,411,077	0.00%	0.55%	to	3.25%	-3.91%	to	-1.21%
December 31, 2017	147,932	$9.99	to	$14.89	$1,717,612	0.00%	0.55%	to	3.25%	0.98%	to	3.79%
December 31, 2016	143,734	$9.87	to	$14.43	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%

	AST International Value Portfolio
December 31, 2020	10,617	$10.15	to	$16.69	$133,174	0.00%	0.35%	to	3.25%	-3.84%	to	-0.95%
December 31, 2019	10,845	$10.41	to	$17.12	$138,312	0.00%	0.35%	to	3.25%	7.85%	to	19.36%
December 31, 2018	10,563	$8.85	to	$14.54	$112,783	0.00%	0.55%	to	3.25%	-18.88%	to	-16.60%
December 31, 2017	11,483	$10.76	to	$17.68	$147,956	0.00%	0.55%	to	3.25%	18.83%	to	22.14%
December 31, 2016	11,324	$8.86	to	$14.68	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%

	AST International Growth Portfolio
December 31, 2020	14,820	$14.20	to	$29.31	$319,509	0.00%	0.35%	to	3.25%	27.06%	to	30.86%
December 31, 2019	17,070	$10.89	to	$22.75	$284,222	0.00%	0.35%	to	3.25%	10.22%	to	31.38%
December 31, 2018	18,472	$10.07	to	$17.56	$234,931	0.00%	0.55%	to	3.25%	-16.16%	to	-13.81%
December 31, 2017	18,218	$11.83	to	$20.65	$269,589	0.00%	0.55%	to	3.25%	31.04%	to	34.68%
December 31, 2016	17,977	$8.94	to	$15.55	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%

	AST Investment Grade Bond Portfolio
December 31, 2020	67,533	$12.60	to	$21.49	$1,150,344	0.00%	0.35%	to	2.65%	13.38%	to	16.06%
December 31, 2019	97,350	$11.08	to	$18.62	$1,430,638	0.00%	0.55%	to	2.65%	8.28%	to	10.62%
December 31, 2018	571,595	$10.16	to	$16.90	$7,019,502	0.00%	0.55%	to	2.65%	-2.92%	to	-0.82%
December 31, 2017	91,943	$10.39	to	$17.11	$1,250,379	0.00%	0.55%	to	2.65%	1.56%	to	3.74%
December 31, 2016	229,222	$10.16	to	$16.56	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2020	94,750	$11.05	to	$16.34	$1,381,144	0.00%	0.35%	to	3.25%	4.60%	to	7.73%
December 31, 2019	97,267	$10.29	to	$15.26	$1,323,031	0.00%	0.35%	to	3.25%	2.43%	to	11.68%
December 31, 2018	96,820	$10.55	to	$13.71	$1,185,539	0.00%	0.55%	to	3.25%	-5.46%	to	-2.80%
December 31, 2017	56,852	$10.92	to	$14.16	$723,371	0.00%	0.55%	to	3.25%	2.86%	to	5.72%
December 31, 2016	50,540	$10.37	to	$13.45	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
A137

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Cohen & Steers Global Realty Portfolio
December 31, 2020	4,067	$10.03	to	$25.10	$70,617	0.00%	0.35%	to	3.25%	-6.10%	to	-3.28%
December 31, 2019	3,976	$10.41	to	$26.37	$72,741	0.00%	0.35%	to	3.25%	3.77%	to	24.44%
December 31, 2018	3,864	$10.44	to	$21.49	$57,715	0.00%	0.55%	to	3.25%	-7.82%	to	-5.24%
December 31, 2017	4,913	$11.05	to	$22.99	$78,498	0.00%	0.55%	to	3.25%	7.29%	to	10.28%
December 31, 2016	4,912	$10.05	to	$21.14	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%

	AST Emerging Markets Equity Portfolio
December 31, 2020	24,148	$8.89	to	$15.77	$262,116	0.00%	0.35%	to	3.25%	0.68%	to	3.70%
December 31, 2019	20,056	$8.77	to	$15.45	$209,425	0.00%	0.35%	to	3.25%	4.14%	to	12.72%
December 31, 2018	18,399	$7.94	to	$13.89	$171,197	0.00%	0.55%	to	3.25%	-16.86%	to	-14.52%
December 31, 2017	21,866	$9.48	to	$16.48	$240,319	0.00%	0.55%	to	3.25%	22.28%	to	25.68%
December 31, 2016	19,509	$7.70	to	$13.30	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2020	14,038	$10.65	to	$32.49	$326,190	0.00%	0.35%	to	3.25%	-0.89%	to	2.08%
December 31, 2019	13,918	$10.46	to	$32.33	$322,702	0.00%	0.35%	to	3.25%	4.13%	to	21.96%
December 31, 2018	13,468	$11.49	to	$26.88	$258,665	0.00%	0.55%	to	3.25%	-16.87%	to	-14.54%
December 31, 2017	15,520	$13.48	to	$31.89	$354,794	0.00%	0.55%	to	3.25%	8.55%	to	11.57%
December 31, 2016	15,081	$12.12	to	$28.98	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%

	AST AllianzGI World Trends Portfolio
December 31, 2020	235,817	$12.56	to	$20.89	$4,004,115	0.00%	0.35%	to	3.25%	10.39%	to	13.70%
December 31, 2019	262,440	$11.04	to	$18.66	$3,953,412	0.00%	0.35%	to	3.25%	10.27%	to	17.40%
December 31, 2018	262,006	$11.13	to	$16.12	$3,400,441	0.00%	0.55%	to	3.25%	-10.91%	to	-8.41%
December 31, 2017	304,321	$12.40	to	$17.84	$4,362,027	0.00%	0.55%	to	3.25%	12.47%	to	15.59%
December 31, 2016	310,671	$10.95	to	$15.65	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2020	137,600	$12.45	to	$24.03	$2,547,203	0.00%	0.35%	to	3.25%	9.48%	to	12.76%
December 31, 2019	150,691	$11.04	to	$21.65	$2,498,498	0.00%	0.35%	to	3.25%	10.30%	to	18.77%
December 31, 2018	147,090	$12.40	to	$18.48	$2,084,922	0.00%	0.55%	to	3.25%	-10.40%	to	-7.88%
December 31, 2017	164,998	$13.66	to	$20.34	$2,577,929	0.00%	0.55%	to	3.25%	13.17%	to	16.31%
December 31, 2016	161,567	$11.85	to	$17.73	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2020	142,027	$11.80	to	$18.46	$2,118,632	0.00%	0.35%	to	3.25%	5.43%	to	8.58%
December 31, 2019	154,762	$10.87	to	$17.27	$2,145,046	0.00%	0.35%	to	3.25%	8.59%	to	15.38%
December 31, 2018	146,491	$10.93	to	$15.17	$1,775,756	0.00%	0.55%	to	3.25%	-10.10%	to	-7.57%
December 31, 2017	176,872	$12.07	to	$16.65	$2,355,804	0.00%	0.55%	to	3.25%	8.64%	to	11.67%
December 31, 2016	149,331	$10.93	to	$15.11	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%

	ProFund VP Consumer Services
December 31, 2020	29	$14.30	to	$45.14	$1,206	0.00%	0.35%	to	2.00%	25.83%	to	27.89%
December 31, 2019	19	$29.44	to	$35.37	$628	0.00%	0.55%	to	2.00%	22.20%	to	23.95%
December 31, 2018	16	$24.09	to	$28.53	$432	0.00%	0.55%	to	2.00%	-1.37%	to	0.06%
December 31, 2017	19	$24.43	to	$28.51	$520	0.00%	0.55%	to	2.00%	16.05%	to	17.72%
December 31, 2016	25	$20.52	to	$24.22	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%

	ProFund VP Consumer Goods
December 31, 2020	19	$15.05	to	$31.00	$506	0.74%	0.35%	to	2.00%	28.48%	to	30.59%
December 31, 2019	25	$11.52	to	$23.78	$532	1.47%	0.35%	to	2.00%	15.64%	to	25.87%
December 31, 2018	23	$15.41	to	$18.90	$405	1.19%	0.55%	to	2.30%	-16.73%	to	-15.27%
December 31, 2017	38	$18.51	to	$22.30	$779	1.18%	0.55%	to	2.30%	12.48%	to	14.42%
December 31, 2016	49	$16.45	to	$19.49	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%

	ProFund VP Financials
December 31, 2020	46	$11.34	to	$24.02	$688	0.76%	0.35%	to	2.30%	-3.98%	to	-2.11%
December 31, 2019	46	$11.58	to	$24.59	$696	0.55%	0.35%	to	2.30%	15.77%	to	29.55%
December 31, 2018	58	$10.28	to	$21.18	$713	0.37%	0.55%	to	2.90%	-12.97%	to	-10.92%
December 31, 2017	87	$11.75	to	$24.34	$1,252	0.36%	0.55%	to	2.90%	14.87%	to	17.54%
December 31, 2016	70	$10.17	to	$21.19	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%

A138

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Health Care
December 31, 2020	77	$12.61	to	$36.55	$2,471	0.00%	0.35%	to	2.30%	11.86%	to	14.04%
December 31, 2019	58	$11.06	to	$32.12	$1,717	0.00%	0.35%	to	2.30%	10.35%	to	18.71%
December 31, 2018	56	$23.12	to	$28.77	$1,413	0.00%	0.55%	to	2.90%	1.48%	to	3.86%
December 31, 2017	76	$22.65	to	$28.35	$1,872	0.00%	0.55%	to	2.90%	17.52%	to	20.25%
December 31, 2016	82	$19.17	to	$24.12	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%

	ProFund VP Industrials
December 31, 2020	21	$12.84	to	$33.37	$563	0.19%	0.35%	to	2.30%	14.13%	to	16.35%
December 31, 2019	22	$19.06	to	$28.74	$507	0.00%	0.55%	to	2.30%	27.56%	to	29.78%
December 31, 2018	27	$14.94	to	$22.14	$473	0.11%	0.55%	to	2.30%	-14.74%	to	-13.25%
December 31, 2017	38	$17.52	to	$25.52	$809	0.19%	0.55%	to	2.30%	19.65%	to	21.73%
December 31, 2016	23	$14.64	to	$20.97	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%

	ProFund VP Mid-Cap Growth
December 31, 2020	36	$12.97	to	$30.64	$901	0.00%	0.35%	to	2.30%	18.18%	to	20.47%
December 31, 2019	28	$19.37	to	$25.49	$590	0.00%	0.55%	to	2.30%	21.45%	to	23.56%
December 31, 2018	28	$15.95	to	$20.63	$488	0.00%	0.55%	to	2.30%	-13.97%	to	-12.46%
December 31, 2017	32	$18.54	to	$23.56	$645	0.00%	0.55%	to	2.30%	15.65%	to	17.66%
December 31, 2016	32	$16.03	to	$20.03	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%

	ProFund VP Mid-Cap Value
December 31, 2020	31	$10.76	to	$23.96	$611	0.44%	0.35%	to	2.30%	0.00%	to	1.94%
December 31, 2019	30	$17.50	to	$23.55	$622	0.20%	0.55%	to	2.30%	21.29%	to	23.40%
December 31, 2018	20	$14.43	to	$19.09	$333	0.10%	0.55%	to	2.30%	-15.25%	to	-13.77%
December 31, 2017	25	$17.02	to	$22.13	$470	0.28%	0.55%	to	2.30%	8.13%	to	10.00%
December 31, 2016	28	$15.74	to	$20.12	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%

	ProFund VP Real Estate
December 31, 2020	19	$13.15	to	$21.72	$324	1.63%	0.55%	to	2.30%	-8.40%	to	-6.81%
December 31, 2019	18	$14.36	to	$23.31	$338	1.68%	0.55%	to	2.30%	23.91%	to	26.06%
December 31, 2018	12	$11.59	to	$22.34	$175	2.17%	0.55%	to	2.90%	-8.37%	to	-6.22%
December 31, 2017	17	$12.57	to	$24.38	$251	0.83%	0.55%	to	2.90%	5.01%	to	7.46%
December 31, 2016	33	$11.90	to	$23.21	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%

	ProFund VP Small-Cap Growth
December 31, 2020	24	$24.24	to	$32.98	$717	0.00%	0.55%	to	2.30%	14.75%	to	16.75%
December 31, 2019	21	$21.12	to	$28.25	$526	0.00%	0.55%	to	2.30%	16.44%	to	18.46%
December 31, 2018	27	$18.14	to	$25.76	$580	0.00%	0.55%	to	2.90%	-8.42%	to	-6.27%
December 31, 2017	35	$19.69	to	$28.13	$809	0.00%	0.55%	to	2.90%	9.79%	to	12.35%
December 31, 2016	39	$17.83	to	$25.62	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%

	ProFund VP Small-Cap Value
December 31, 2020	12	$18.55	to	$23.55	$238	0.03%	0.55%	to	2.00%	-0.92%	to	0.51%
December 31, 2019	12	$18.73	to	$23.43	$234	0.00%	0.55%	to	2.00%	20.16%	to	21.89%
December 31, 2018	17	$15.58	to	$19.22	$292	0.00%	0.55%	to	2.00%	-15.91%	to	-14.69%
December 31, 2017	17	$18.53	to	$22.53	$354	0.02%	0.55%	to	2.00%	7.57%	to	9.11%
December 31, 2016	13	$17.23	to	$20.65	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%

	ProFund VP Telecommunications
December 31, 2020	8	$10.42	to	$18.86	$104	0.97%	0.35%	to	2.00%	1.13%	to	2.79%
December 31, 2019	6	$11.41	to	$18.39	$79	3.13%	0.55%	to	2.00%	12.52%	to	14.14%
December 31, 2018	6	$10.14	to	$16.11	$64	5.89%	0.55%	to	2.00%	-16.78%	to	-15.57%
December 31, 2017	9	$12.19	to	$19.08	$124	5.03%	0.55%	to	2.00%	-4.04%	to	-2.66%
December 31, 2016	16	$12.38	to	$19.60	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%

	ProFund VP Utilities
December 31, 2020	29	$11.07	to	$25.38	$563	1.56%	0.35%	to	2.30%	-4.59%	to	-2.74%
December 31, 2019	31	$11.39	to	$26.14	$657	1.69%	0.35%	to	2.30%	14.60%	to	22.20%
December 31, 2018	25	$13.82	to	$21.39	$415	2.32%	0.55%	to	2.30%	0.56%	to	2.32%
December 31, 2017	35	$13.74	to	$20.91	$575	2.08%	0.55%	to	2.30%	8.16%	to	10.03%
December 31, 2016	51	$12.71	to	$19.00	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
A139

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Large-Cap Growth
December 31, 2020	45	$28.99	to	$40.51	$1,486	0.00%	0.55%	to	2.30%	27.99%	to	30.21%
December 31, 2019	48	$22.65	to	$31.11	$1,219	0.00%	0.55%	to	2.30%	25.99%	to	28.18%
December 31, 2018	43	$17.98	to	$25.30	$866	0.00%	0.55%	to	2.90%	-4.64%	to	-2.40%
December 31, 2017	49	$18.74	to	$26.53	$1,025	0.00%	0.55%	to	2.90%	21.77%	to	24.60%
December 31, 2016	60	$15.30	to	$21.79	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%

	ProFund VP Large-Cap Value
December 31, 2020	69	$15.16	to	$24.08	$1,301	1.27%	0.55%	to	2.30%	-2.31%	to	-0.61%
December 31, 2019	52	$15.52	to	$24.23	$918	0.95%	0.55%	to	2.30%	26.86%	to	29.06%
December 31, 2018	49	$12.23	to	$20.10	$684	0.85%	0.55%	to	2.90%	-13.16%	to	-11.12%
December 31, 2017	56	$13.61	to	$23.15	$881	1.02%	0.55%	to	2.90%	10.25%	to	12.81%
December 31, 2016	65	$12.31	to	$21.00	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2020	10,532	$16.83	to	$53.29	$451,664	0.00%	0.35%	to	3.25%	49.04%	to	53.50%
December 31, 2019	9,348	$11.00	to	$34.92	$280,800	0.00%	0.35%	to	3.25%	10.47%	to	31.87%
December 31, 2018	9,215	$13.70	to	$26.59	$213,715	0.00%	0.55%	to	3.25%	-4.83%	to	-2.15%
December 31, 2017	9,566	$14.05	to	$27.28	$230,078	0.00%	0.55%	to	3.25%	31.43%	to	35.08%
December 31, 2016	9,078	$10.43	to	$20.28	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%

	AST Bond Portfolio 2020 (liquidated December 31, 2020)
December 31, 2020	—	$10.28	to	$13.15	$—	0.00%	1.15%	to	3.25%	-1.94%	to	0.19%
December 31, 2019	3,874	$10.44	to	$13.13	$46,049	0.00%	1.15%	to	3.25%	0.14%	to	2.31%
December 31, 2018	874	$10.62	to	$12.83	$10,234	0.00%	1.15%	to	3.25%	-2.99%	to	-0.86%
December 31, 2017	755	$10.95	to	$12.94	$9,008	0.00%	1.15%	to	3.25%	-2.38%	to	-0.27%
December 31, 2016	1,552	$11.22	to	$12.98	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%

	AST Bond Portfolio 2021
December 31, 2020	5,012	$11.27	to	$14.21	$64,273	0.00%	1.15%	to	3.25%	-0.20%	to	1.96%
December 31, 2019	2,778	$11.29	to	$13.45	$35,107	0.00%	1.75%	to	3.25%	1.65%	to	3.26%
December 31, 2018	3,939	$11.10	to	$13.02	$46,917	0.00%	1.75%	to	3.25%	-3.20%	to	-1.66%
December 31, 2017	4,013	$11.47	to	$13.56	$49,026	0.00%	1.15%	to	3.25%	-1.71%	to	0.42%
December 31, 2016	6,206	$11.67	to	$13.51	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2020	7	$17.76	to	$19.16	$125	2.88%	1.40%	to	1.85%	2.98%	to	3.44%
December 31, 2019	9	$17.25	to	$18.52	$156	4.02%	1.40%	to	1.85%	13.40%	to	13.91%
December 31, 2018	10	$15.21	to	$16.26	$156	12.90%	1.40%	to	1.85%	-18.38%	to	-18.01%
December 31, 2017	15	$18.64	to	$19.83	$280	3.05%	1.40%	to	1.85%	22.60%	to	23.14%
December 31, 2016	15	$15.20	to	$16.11	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2020	99	$7.38	to	$7.99	$753	0.00%	1.40%	to	1.85%	40.81%	to	41.43%
December 31, 2019	124	$5.24	to	$5.65	$666	0.00%	1.40%	to	1.85%	34.90%	to	35.50%
December 31, 2018	177	$3.89	to	$4.17	$705	0.00%	1.40%	to	1.85%	-1.32%	to	-0.88%
December 31, 2017	230	$3.94	to	$4.21	$928	0.24%	1.40%	to	1.85%	32.51%	to	33.09%
December 31, 2016	247	$2.97	to	$3.16	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2020	10	$41.63	to	$43.16	$417	0.00%	1.50%	to	1.85%	55.23%	to	55.76%
December 31, 2019	16	$26.82	to	$27.71	$422	0.00%	1.50%	to	1.85%	23.03%	to	23.46%
December 31, 2018	17	$21.80	to	$22.44	$368	0.00%	1.50%	to	1.85%	-0.38%	to	-0.03%
December 31, 2017	18	$21.88	to	$22.45	$403	0.00%	1.50%	to	1.85%	23.85%	to	24.28%
December 31, 2016	22	$17.67	to	$18.07	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%

	AST Bond Portfolio 2022
December 31, 2020	1,310	$10.87	to	$13.04	$16,239	0.00%	1.50%	to	3.25%	1.59%	to	3.46%
December 31, 2019	1,785	$10.70	to	$12.60	$20,774	0.00%	1.50%	to	3.25%	2.45%	to	4.33%
December 31, 2018	2,413	$10.45	to	$12.40	$27,094	0.00%	1.15%	to	3.25%	-3.41%	to	-1.30%
December 31, 2017	3,125	$10.82	to	$12.57	$36,142	0.00%	1.15%	to	3.25%	-1.72%	to	0.40%
December 31, 2016	5,334	$11.01	to	$12.52	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
A140

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Quantitative Modeling Portfolio
December 31, 2020	75,102	$11.69	to	$20.02	$1,249,337	0.00%	0.35%	to	2.65%	8.70%	to	11.18%
December 31, 2019	80,749	$10.55	to	$18.04	$1,259,104	0.00%	0.48%	to	2.65%	5.73%	to	20.54%
December 31, 2018	77,775	$11.57	to	$14.97	$1,066,652	0.00%	0.55%	to	2.65%	-8.95%	to	-7.04%
December 31, 2017	74,247	$12.49	to	$16.10	$1,103,532	0.00%	0.55%	to	2.65%	15.15%	to	17.54%
December 31, 2016	67,999	$10.66	to	$13.70	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%

	AST BlackRock Global Strategies Portfolio
December 31, 2020	130,979	$11.34	to	$15.59	$1,847,482	0.00%	0.35%	to	2.95%	1.74%	to	4.37%
December 31, 2019	142,439	$10.87	to	$14.97	$1,941,764	0.00%	0.35%	to	3.25%	8.75%	to	16.97%
December 31, 2018	142,883	$10.36	to	$12.79	$1,681,427	0.00%	0.55%	to	3.25%	-8.37%	to	-5.80%
December 31, 2017	156,449	$11.31	to	$13.58	$1,972,632	0.00%	0.55%	to	3.25%	8.96%	to	11.99%
December 31, 2016	159,343	$10.38	to	$12.13	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2020	37	$29.92	to	$30.90	$1,114	0.69%	1.50%	to	1.85%	19.12%	to	19.53%
December 31, 2019	52	$25.12	to	$25.85	$1,327	0.54%	1.50%	to	1.85%	29.42%	to	29.86%
December 31, 2018	65	$19.41	to	$19.91	$1,280	0.43%	1.50%	to	1.85%	-8.63%	to	-8.31%
December 31, 2017	73	$21.24	to	$21.71	$1,571	0.93%	1.50%	to	1.85%	18.54%	to	18.95%
December 31, 2016	79	$17.92	to	$18.25	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%

	AST Prudential Core Bond Portfolio
December 31, 2020	35,984	$10.49	to	$13.51	$448,549	0.00%	0.35%	to	3.25%	2.60%	to	5.68%
December 31, 2019	30,278	$10.14	to	$12.81	$361,679	0.00%	0.35%	to	3.25%	1.09%	to	9.15%
December 31, 2018	26,712	$9.63	to	$11.74	$295,254	0.00%	0.55%	to	3.25%	-4.05%	to	-1.36%
December 31, 2017	26,114	$10.04	to	$11.90	$294,892	0.00%	0.55%	to	3.25%	2.25%	to	5.09%
December 31, 2016	23,110	$9.82	to	$11.32	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%

	AST Bond Portfolio 2023
December 31, 2020	415	$9.60	to	$11.65	$4,510	0.00%	1.15%	to	3.25%	3.30%	to	5.54%
December 31, 2019	573	$9.30	to	$10.92	$5,939	0.00%	1.30%	to	3.25%	3.05%	to	5.14%
December 31, 2018	1,037	$9.02	to	$10.24	$10,167	0.00%	1.50%	to	3.25%	-3.52%	to	-1.75%
December 31, 2017	709	$9.35	to	$10.43	$7,147	0.00%	1.50%	to	3.25%	-1.60%	to	0.20%
December 31, 2016	1,279	$9.50	to	$10.58	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%

	AST MFS Growth Allocation Portfolio
December 31, 2020	54,399	$12.37	to	$18.48	$902,132	0.00%	0.35%	to	3.25%	6.30%	to	9.49%
December 31, 2019	48,939	$11.30	to	$16.91	$748,647	0.00%	0.35%	to	3.25%	12.85%	to	22.09%
December 31, 2018	40,453	$11.53	to	$13.85	$511,595	0.00%	0.55%	to	3.25%	-11.27%	to	-8.78%
December 31, 2017	44,909	$12.99	to	$15.18	$628,915	0.00%	0.55%	to	3.25%	12.72%	to	15.85%
December 31, 2016	43,064	$11.52	to	$13.11	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2020	825	$10.92	to	$13.36	$9,949	0.00%	0.35%	to	1.95%	5.35%	to	7.07%
December 31, 2019	714	$10.27	to	$12.52	$8,185	0.00%	0.48%	to	1.95%	2.92%	to	14.22%
December 31, 2018	676	$9.21	to	$10.99	$6,818	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	661	$10.06	to	$11.86	$7,173	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	478	$9.39	to	$10.93	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%

	AST MFS Large-Cap Value Portfolio
December 31, 2020	11,095	$10.94	to	$23.17	$228,837	0.00%	0.35%	to	2.95%	0.92%	to	3.53%
December 31, 2019	10,037	$10.60	to	$22.43	$205,540	0.00%	0.35%	to	2.95%	6.32%	to	28.64%
December 31, 2018	8,592	$11.87	to	$17.44	$138,716	0.00%	0.55%	to	2.95%	-12.74%	to	-10.65%
December 31, 2017	9,130	$13.33	to	$19.51	$166,418	0.00%	0.55%	to	3.15%	13.65%	to	16.70%
December 31, 2016	7,262	$11.45	to	$16.72	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%

	AST Bond Portfolio 2024
December 31, 2020	132	$10.05	to	$11.26	$1,428	0.00%	1.50%	to	2.95%	5.54%	to	7.05%
December 31, 2019	460	$9.26	to	$10.51	$4,633	0.00%	1.50%	to	3.25%	4.45%	to	6.36%
December 31, 2018	2,167	$8.87	to	$9.89	$20,453	0.00%	1.50%	to	3.25%	-3.89%	to	-2.12%
December 31, 2017	1,614	$9.22	to	$10.10	$15,782	0.00%	1.50%	to	3.25%	-1.61%	to	0.18%
December 31, 2016	231	$9.53	to	$10.22	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
A141

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST AQR Emerging Markets Equity Portfolio (merged August 14, 2020)
December 31, 2020	—	$10.45	to	$13.80	$—	0.00%	0.35%	to	1.95%	-2.24%	to	-1.26%
December 31, 2019	2,679	$10.66	to	$14.01	$31,138	0.00%	0.35%	to	1.95%	6.12%	to	17.16%
December 31, 2018	2,406	$9.26	to	$11.98	$23,989	0.00%	0.55%	to	1.95%	-20.55%	to	-19.40%
December 31, 2017	2,206	$11.65	to	$14.89	$27,290	0.00%	0.55%	to	1.95%	32.33%	to	34.21%
December 31, 2016	636	$8.81	to	$11.12	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2020	9,007	$10.95	to	$22.06	$179,575	0.00%	0.35%	to	2.85%	1.74%	to	4.36%
December 31, 2019	8,907	$10.53	to	$21.18	$174,580	0.00%	0.35%	to	2.85%	5.92%	to	30.31%
December 31, 2018	7,720	$13.08	to	$16.26	$117,570	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	8,769	$13.85	to	$17.16	$142,435	0.00%	0.55%	to	3.15%	14.69%	to	17.75%
December 31, 2016	8,007	$11.80	to	$14.58	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2020	1,200,377	$13.40	to	$14.28	$16,087,144	0.00%	1.10%	to	1.90%	10.51%	to	11.41%
December 31, 2019	1,169,849	$12.13	to	$12.82	$14,186,157	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	941,647	$10.41	to	$10.92	$9,805,072	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	775,116	$11.24	to	$11.70	$8,715,463	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	655,378	$10.54	to	$10.88	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%

	AST AQR Large-Cap Portfolio (merged August 14, 2020)
December 31, 2020	—	$10.75	to	$19.96	$—	0.00%	0.48%	to	2.95%	-1.06%	to	0.44%
December 31, 2019	1,244	$10.72	to	$19.88	$22,672	0.00%	0.48%	to	2.95%	7.58%	to	21.90%
December 31, 2018	1,161	$12.48	to	$16.31	$17,550	0.00%	0.55%	to	2.95%	-10.78%	to	-8.64%
December 31, 2017	1,066	$13.70	to	$17.85	$17,609	0.00%	0.55%	to	2.95%	18.65%	to	21.46%
December 31, 2016	712	$11.32	to	$14.70	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%

	AST Large-Cap Core Portfolio
December 31, 2020	2,175	$11.89	to	$23.03	$43,237	0.00%	0.35%	to	2.95%	7.96%	to	10.76%
December 31, 2019	989	$10.77	to	$20.84	$18,744	0.00%	0.48%	to	2.95%	7.89%	to	24.50%
December 31, 2018	883	$12.71	to	$16.74	$13,957	0.00%	0.55%	to	2.95%	-9.83%	to	-7.66%
December 31, 2017	758	$13.81	to	$18.13	$12,960	0.00%	0.55%	to	2.95%	17.94%	to	20.74%
December 31, 2016	604	$11.47	to	$15.01	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%

	AST Bond Portfolio 2025
December 31, 2020	220	$11.81	to	$13.58	$2,808	0.00%	1.15%	to	3.10%	7.90%	to	10.07%
December 31, 2019	776	$10.84	to	$12.33	$9,011	0.00%	1.15%	to	3.25%	5.19%	to	7.47%
December 31, 2018	2,827	$10.31	to	$11.48	$30,694	0.00%	1.15%	to	3.25%	-3.98%	to	-1.88%
December 31, 2017	457	$10.74	to	$11.43	$5,081	0.00%	1.75%	to	3.25%	-1.47%	to	0.08%
December 31, 2016	1,025	$10.90	to	$11.62	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2020	188,341	$12.74	to	$17.34	$3,080,473	0.00%	0.35%	to	1.95%	11.48%	to	13.30%
December 31, 2019	185,524	$11.25	to	$15.33	$2,705,786	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	125,668	$11.53	to	$12.36	$1,489,625	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	99,564	$12.74	to	$13.46	$1,294,638	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	70,775	$10.79	to	$11.24	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%

	AST Goldman Sachs Global Growth Allocation Portfolio (merged April 24, 2020)
December 31, 2020	—	$9.30	to	$11.90	$—	0.00%	0.48%	to	0.86%	-11.60%	to	-11.49%
December 31, 2019	2,948	$10.51	to	$13.46	$38,504	0.00%	0.48%	to	0.86%	5.26%	to	19.90%
December 31, 2018	2,648	$10.94	to	$11.26	$29,295	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	2,312	$12.19	to	$12.54	$28,427	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	1,992	$10.53	to	$10.84	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2020	8,977	$12.08	to	$16.77	$142,737	0.00%	0.48%	to	0.86%	14.48%	to	14.92%
December 31, 2019	5,890	$10.53	to	$14.64	$84,135	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	4,446	$11.60	to	$12.10	$52,914	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	4,010	$12.60	to	$13.14	$51,709	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	3,211	$10.71	to	$11.16	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%

A142

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2020	7,540	$11.33	to	$14.98	$108,311	0.00%	0.48%	to	0.86%	7.81%	to	8.23%
December 31, 2019	5,864	$10.49	to	$13.85	$79,837	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	5,861	$11.40	to	$12.12	$70,334	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	5,558	$12.30	to	$13.04	$71,846	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	4,706	$10.61	to	$11.21	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (merged April 24, 2020)
December 31, 2020	—	$9.17	to	$9.83	$—	0.00%	0.48%	to	0.86%	-7.83%	to	-7.72%
December 31, 2019	1,931	$9.95	to	$10.67	$19,518	0.00%	0.48%	to	0.86%	3.62%	to	5.47%
December 31, 2018	1,990	$9.44	to	$10.13	$19,026	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	1,743	$10.05	to	$10.79	$17,710	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	1,414	$9.42	to	$10.11	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%

	AST Managed Equity Portfolio (merged April 24, 2020)
December 31, 2020	—	$8.58	to	$11.97	$—	0.00%	0.48%	to	0.86%	-19.76%	to	-19.66%
December 31, 2019	2,925	$10.69	to	$14.92	$41,307	0.00%	0.48%	to	0.86%	7.42%	to	24.80%
December 31, 2018	2,698	$11.23	to	$11.99	$30,682	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	2,236	$12.89	to	$13.76	$29,107	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	1,691	$10.47	to	$11.17	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%

	AST Managed Fixed Income Portfolio (merged April 24, 2020)
December 31, 2020	—	$9.95	to	$10.97	$—	0.00%	0.48%	to	0.86%	-1.71%	to	-1.59%
December 31, 2019	3,408	$10.12	to	$11.15	$37,798	0.00%	0.48%	to	0.86%	0.95%	to	8.20%
December 31, 2018	3,216	$10.17	to	$10.32	$33,024	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	2,832	$10.34	to	$10.50	$29,511	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	2,324	$10.03	to	$10.19	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%

	AST FQ Absolute Return Currency Portfolio (merged August 14, 2020)
December 31, 2020	—	$11.29	to	$12.50	$—	0.00%	0.48%	to	0.86%	24.90%	to	25.19%
December 31, 2019	243	$9.03	to	$9.99	$2,224	0.00%	0.48%	to	0.86%	-4.03%	to	0.50%
December 31, 2018	254	$9.40	to	$10.40	$2,421	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	234	$10.01	to	$11.08	$2,366	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	293	$10.39	to	$11.51	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%

	AST Jennison Global Infrastructure Portfolio (merged August 14, 2020)
December 31, 2020	—	$10.32	to	$14.51	$—	0.00%	0.48%	to	0.86%	-2.24%	to	-2.01%
December 31, 2019	571	$10.55	to	$14.84	$7,700	0.00%	0.48%	to	0.86%	6.20%	to	27.63%
December 31, 2018	529	$10.66	to	$11.66	$5,676	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	431	$11.74	to	$12.86	$5,087	0.00%	0.55%	to	0.86%	17.84%	to	18.20%
December 31, 2016	303	$9.95	to	$10.91	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%

	AST PIMCO Dynamic Bond Portfolio (merged November 13, 2020)
December 31, 2020	—	$9.88	to	$10.54	$—	0.00%	0.48%	to	0.86%	1.57%	to	1.91%
December 31, 2019	902	$9.72	to	$10.38	$8,875	0.00%	0.48%	to	0.86%	1.52%	to	4.74%
December 31, 2018	549	$9.29	to	$9.94	$5,149	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	498	$9.38	to	$10.06	$4,717	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	432	$9.47	to	$10.17	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%

	AST Legg Mason Diversified Growth Portfolio
December 31, 2020	38,487	$11.43	to	$14.02	$513,153	0.00%	0.35%	to	1.95%	4.00%	to	5.70%
December 31, 2019	39,352	$10.82	to	$13.29	$501,324	0.00%	0.35%	to	1.95%	8.09%	to	17.60%
December 31, 2018	29,409	$10.66	to	$11.30	$321,088	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	25,241	$11.59	to	$12.11	$297,699	0.00%	0.55%	to	1.95%	12.38%	to	13.98%
December 31, 2016	16,090	$10.31	to	$10.63	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%

	AST Bond Portfolio 2026
December 31, 2020	811	$10.52	to	$11.80	$9,089	0.00%	1.30%	to	3.15%	7.19%	to	9.26%
December 31, 2019	3,763	$9.77	to	$10.87	$39,140	0.00%	1.15%	to	3.25%	6.45%	to	8.76%
December 31, 2018	7,783	$9.17	to	$10.00	$74,690	0.00%	1.15%	to	3.25%	-4.27%	to	-2.18%
December 31, 2017	8,158	$9.58	to	$10.22	$80,946	0.00%	1.15%	to	3.25%	-0.90%	to	1.25%
December 31, 2016	12,370	$9.67	to	$10.09	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%

A143

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST AB Global Bond Portfolio (merged November 13, 2020)
December 31, 2020	—	$10.28	to	$11.70	$—	0.00%	0.48%	to	0.86%	2.31%	to	2.65%
December 31, 2019	473	$10.03	to	$11.40	$5,294	0.00%	0.48%	to	0.86%	0.15%	to	6.56%
December 31, 2018	361	$10.44	to	$10.70	$3,850	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	278	$10.49	to	$10.72	$2,973	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	139	$10.32	to	$10.51	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%

	AST Goldman Sachs Global Income Portfolio (merged November 13, 2020)
December 31, 2020	—	$10.73	to	$12.22	$—	0.00%	0.48%	to	0.86%	6.63%	to	6.99%
December 31, 2019	229	$10.05	to	$11.42	$2,559	0.00%	0.48%	to	0.86%	0.32%	to	9.04%
December 31, 2018	154	$10.17	to	$10.48	$1,610	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	117	$10.29	to	$10.57	$1,227	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	77	$10.16	to	$10.41	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%

	AST Global Bond Portfolio
December 31, 2020	18,521	$10.05	to	$11.95	$199,922	0.00%	0.35%	to	2.70%	0.54%	to	3.99%
December 31, 2019	295	$9.96	to	$11.50	$3,344	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	195	$10.55	to	$10.81	$2,103	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	147	$10.28	to	$10.51	$1,545	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	138	$10.14	to	$10.32	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%

	AST Neuberger Berman Long/Short Portfolio (merged August 14, 2020)
December 31, 2020	—	$10.62	to	$12.54	$—	0.00%	0.48%	to	0.86%	3.88%	to	4.12%
December 31, 2019	438	$10.21	to	$12.06	$5,168	0.00%	0.48%	to	0.86%	2.35%	to	15.18%
December 31, 2018	378	$10.19	to	$10.49	$3,886	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	271	$11.00	to	$11.34	$3,008	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	151	$9.79	to	$10.09	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%

	AST QMA International Core Equity Portfolio
December 31, 2020	848	$11.22	to	$13.42	$10,110	0.00%	0.48%	to	0.86%	5.66%	to	6.07%
December 31, 2019	779	$10.59	to	$12.70	$8,847	0.00%	0.48%	to	0.86%	6.92%	to	16.21%
December 31, 2018	669	$9.66	to	$10.96	$6,560	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	583	$11.50	to	$13.07	$6,792	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	191	$9.29	to	$10.58	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%

	AST Managed Alternatives Portfolio (merged April 24, 2020)
December 31, 2020	—	$10.07	to	$10.47	$—	0.00%	0.35%	to	0.86%	1.86%	to	2.02%
December 31, 2019	934	$9.88	to	$10.28	$9,310	0.00%	0.35%	to	0.86%	1.35%	to	4.69%
December 31, 2018	875	$9.45	to	$9.85	$8,326	0.00%	0.55%	to	0.86%	-4.23%	to	-3.93%
December 31, 2017	609	$9.85	to	$10.28	$6,028	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	396	$9.67	to	$9.81	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%

	Blackrock Global Allocation V.I. Fund (Class III)
December 31, 2020	4,459	$12.61	to	$15.40	$65,022	1.37%	0.48%	to	0.86%	19.67%	to	20.13%
December 31, 2019	4,130	$10.52	to	$12.87	$51,164	1.39%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	3,693	$10.59	to	$11.02	$39,436	0.93%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	2,991	$11.55	to	$12.03	$34,766	1.46%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	2,006	$10.25	to	$10.67	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
December 31, 2020	1,658	$10.75	to	$13.29	$21,175	3.37%	0.48%	to	0.86%	4.31%	to	4.71%
December 31, 2019	1,594	$10.29	to	$12.74	$19,837	3.07%	0.48%	to	0.86%	2.77%	to	13.64%
December 31, 2018	1,264	$10.97	to	$11.25	$13,988	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	790	$11.64	to	$11.93	$9,257	4.16%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	531	$10.51	to	$10.77	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2020	1,049	$10.71	to	$11.92	$11,975	0.00%	1.15%	to	3.25%	8.23%	to	10.58%
December 31, 2019	3,296	$9.89	to	$10.78	$34,237	0.00%	1.15%	to	3.25%	7.09%	to	9.41%
December 31, 2018	9,050	$9.24	to	$9.85	$86,291	0.00%	1.15%	to	3.25%	-4.49%	to	-2.40%
December 31, 2017	8,868	$9.67	to	$10.09	$87,631	0.00%	1.15%	to	3.25%	-0.64%	to	1.51%
December 31, 2016	13,680	$9.73	to	$9.94	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%

A144

Note 7:    Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2020	418		$14.43	to	$14.81	$6,114		1.59%	1.40%	to	2.00%	10.71%	to	11.36%
December 31, 2019	451		$13.03	to	$13.30	$5,937		2.09%	1.40%	to	2.00%	20.18%	to	20.89%
December 31, 2018	506		$10.84	to	$11.00	$5,533		0.34%	1.40%	to	2.00%	-19.33%	to	-18.85%
December 31, 2017	547		$13.44	to	$13.55	$7,381		0.96%	1.40%	to	2.00%	38.34%	to	39.15%
December 31, 2016	585		$9.72	to	$9.74	$5,696		0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2020	—	(1)	$11.40	to	$12.16	$—	(1)	0.00%	1.30%	to	2.95%	11.40%	to	13.21%
December 31, 2019	887		$10.12	to	$10.75	$9,329		0.00%	1.30%	to	3.25%	7.96%	to	10.16%
December 31, 2018	2,788		$9.37	to	$9.78	$26,723		0.00%	1.15%	to	3.25%	-5.26%	to	-3.19%
December 31, 2017	222		$9.89	to	$10.10	$2,219		0.00%	1.15%	to	3.25%	-1.11%	to	1.03%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2020	3		$11.64	to	$12.36	$38		0.00%	1.30%	to	3.25%	12.51%	to	14.80%
December 31, 2019	1,766		$10.34	to	$10.80	$18,741		0.00%	1.15%	to	3.25%	8.65%	to	11.01%
December 31, 2018	313		$9.52	to	$9.73	$3,009		0.00%	1.15%	to	3.25%	-4.82%	to	-2.74%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST American Funds Growth Allocation Portfolio (available April 30, 2018)
December 31, 2020	89,195		$13.52	to	$14.04	$1,227,833		0.00%	0.35%	to	1.95%	19.63%	to	21.58%
December 31, 2019	78,975		$11.24	to	$11.57	$902,733		0.00%	0.35%	to	1.95%	12.19%	to	21.63%
December 31, 2018	28,990		$9.42	to	$9.51	$274,473		0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2020	3,435		$12.36	to	$12.80	$43,329		0.00%	1.15%	to	2.95%	11.23%	to	13.19%
December 31, 2019	920		$11.07	to	$11.31	$10,321		0.00%	1.15%	to	3.25%	10.68%	to	13.08%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2020	19,637		$13.30	to	$14.38	$279,519		0.00%	0.35%	to	1.95%	16.06%	to	17.95%
December 31, 2019	14,124		$11.27	to	$12.29	$172,194		0.00%	0.35%	to	1.95%	12.54%	to	17.45%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2020	15,395		$12.88	to	$13.66	$207,231		0.00%	0.35%	to	1.95%	13.50%	to	15.35%
December 31, 2019	10,889		$11.17	to	$11.86	$128,249		0.00%	0.35%	to	1.95%	11.58%	to	14.46%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Western Asset Corporate Bond Portfolio (available August 19, 2019)
December 31, 2020	315		$10.74	to	$10.87	$3,384		0.00%	0.40%	to	1.30%	6.71%	to	7.68%
December 31, 2019	28		$10.06	to	$10.06	$279		0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST T. Rowe Price Corporate Bond Portfolio (available August 19, 2019)
December 31, 2020	274		$10.74	to	$10.88	$2,947		0.00%	0.40%	to	1.30%	6.59%	to	7.56%
December 31, 2019	28		$10.08	to	$10.08	$280		0.00%	1.20%	to	1.30%	0.81%	to	0.85%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A145

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST PIMCO Corporate Bond Portfolio (available August 19, 2019)
December 31, 2020	406	$10.74	to	$10.87	$4,361	0.00%	0.40%	to	1.30%	6.71%	to	7.68%
December 31, 2019	26	$10.06	to	$10.06	$262	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Prudential Corporate Bond Portfolio (available August 19, 2019)
December 31, 2020	578	$10.76	to	$10.90	$6,228	0.00%	0.40%	to	1.30%	6.26%	to	7.23%
December 31, 2019	64	$10.13	to	$10.13	$644	0.00%	1.20%	to	1.30%	1.31%	to	1.35%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock Corporate Bond Portfolio (available August 19, 2019)
December 31, 2020	350	$10.98	to	$11.12	$3,848	0.00%	0.40%	to	1.30%	9.15%	to	10.14%
December 31, 2019	28	$10.06	to	$10.06	$279	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Dimensional Global Core Allocation Portfolio (available November 18, 2019)
December 31, 2020	825	$11.65	to	$11.79	$9,610	0.00%	0.35%	to	1.45%	13.07%	to	14.33%
December 31, 2019	107	$10.30	to	$10.31	$1,099	0.00%	0.85%	to	1.45%	3.02%	to	3.10%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2020	5,312	$11.00	to	$11.19	$58,919	0.00%	1.15%	to	2.95%	9.97%	to	11.91%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund℠ Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	1	$12.13	to	$12.13	$11	0.42%	0.50%	to	0.50%	25.68%	to	25.68%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	7	$15.29	to	$15.30	$108	0.00%	0.40%	to	0.50%	59.14%	to	59.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	2	$13.26	to	$13.26	$27	0.00%	0.50%	to	0.50%	37.98%	to	37.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	5	$10.63	to	$10.64	$51	5.90%	0.40%	to	0.50%	5.95%	to	6.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A146

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® New Discovery Series (Initial Class) (available February 24, 2020)
December 31, 2020	1		$13.92	to	$13.93	$7	0.00%	0.40%	to	0.50%	43.43%	to	43.55%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Initial Class) (available February 24, 2020)
December 31, 2020	87		$10.76	to	$10.77	$935	0.00%	0.25%	to	0.40%	9.53%	to	9.67%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Initial Class) (available February 24, 2020)
December 31, 2020	5		$10.53	to	$10.53	$57	0.00%	0.25%	to	0.25%	5.12%	to	5.12%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Equity Index Portfolio (available February 24, 2020)
December 31, 2020	5		$11.33	to	$11.33	$52	0.00%	0.85%	to	0.85%	17.23%	to	17.23%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Global Bond Index (available February 24, 2020)
December 31, 2020	—	(1)	$10.34	to	$10.34	$3	0.00%	0.75%	to	0.75%	3.06%	to	3.06%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Mid-Cap Index Portfolio (available February 24, 2020)
December 31, 2020	1		$11.35	to	$11.35	$15	0.00%	0.75%	to	0.75%	16.93%	to	16.93%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Real Estate Index Portfolio (available February 24, 2020)
December 31, 2020	3		$8.81	to	$8.82	$29	0.00%	0.75%	to	0.85%	(10.61)%	to	(10.54)%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Bond Market Index Portfolio (available February 24, 2020)
December 31, 2020	2		$10.42	to	$10.42	$26	0.00%	0.75%	to	0.75%	3.75%	to	3.75%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total International Stock Index Portfolio (available February 24, 2020)
December 31, 2020	6		$11.25	to	$11.26	$71	0.00%	0.75%	to	0.85%	16.60%	to	16.70%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A147

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Total Stock Market Index Portfolio (available February 24, 2020)
December 31, 2020	11	$11.55	to	$11.55	$132	0.00%	0.75%	to	0.75%	19.48%	to	19.48%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Balanced Portfolio (available February 24, 2020)
December 31, 2020	6	$10.73	to	$10.73	$62	0.00%	0.85%	to	0.85%	9.49%	to	9.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Conservative Allocation Portfolio (available February 24, 2020)
December 31, 2020	7	$10.86	to	$10.87	$75	0.00%	0.75%	to	0.85%	9.89%	to	9.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Growth Portfolio (available February 24, 2020)
December 31, 2020	1	$13.09	to	$13.09	$11	0.00%	0.75%	to	0.75%	35.55%	to	35.55%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard High Yield Bond Portfolio (available February 24, 2020)
December 31, 2020	1	$10.37	to	$10.37	$6	0.00%	0.75%	to	0.75%	4.24%	to	4.24%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Moderate Allocation Portfolio (available February 24, 2020)
December 31, 2020	5	$11.08	to	$11.08	$52	0.00%	0.85%	to	0.85%	12.99%	to	12.99%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Short-Term Investment Grade Portfolio (available February 24, 2020)
December 31, 2020	3	$10.35	to	$10.36	$31	0.00%	0.75%	to	0.85%	3.30%	to	3.39%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 1) (available February 24, 2020)
December 31, 2020	26	$10.93	to	$10.96	$286	12.73%	0.60%	to	0.85%	11.90%	to	12.14%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Blue Chip Income and Growth Fund (Class 1) (available February 24, 2020)
December 31, 2020	7	$10.72	to	$10.72	$80	11.58%	0.85%	to	0.85%	11.04%	to	11.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A148

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Bond Fund (Class 1) (available February 24, 2020)
December 31, 2020	4	$10.65	to	$10.65	$43	5.32%	0.85%	to	0.85%	6.21%	to	6.21%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 1) (available February 24, 2020)
December 31, 2020	24	$13.86	to	$13.87	$335	1.87%	0.75%	to	0.85%	44.00%	to	44.13%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 1) (available February 24, 2020)
December 31, 2020	2	$11.03	to	$11.03	$25	3.46%	0.85%	to	0.85%	13.98%	to	13.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1) (available February 24, 2020)
December 31, 2020	2	$10.77	to	$10.77	$22	5.16%	0.75%	to	0.75%	7.13%	to	7.13%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class I) (available February 24, 2020)
December 31, 2020	29	$10.43	to	$10.43	$299	13.38%	0.25%	to	0.25%	7.67%	to	7.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2020	4	$12.95	to	$12.96	$49	0.00%	0.40%	to	0.50%	34.41%	to	34.52%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class I) (available February 24, 2020)
December 31, 2020	30	$10.37	to	$10.40	$309	2.64%	0.25%	to	0.50%	7.26%	to	7.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Global Allocation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2020	2	$11.81	to	$11.81	$21	3.20%	0.50%	to	0.50%	20.42%	to	20.42%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA Global Bond Portfolio (available February 24, 2020)
December 31, 2020	2	$10.03	to	$10.03	$24	0.19%	0.75%	to	0.75%	0.33%	to	0.33%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A149

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	DFA VA Short-Term Fixed Portfolio (available February 24, 2020)
December 31, 2020	2		$9.96	to	$9.96	$17	2.82%	0.85%	to	0.85%	-0.42%	to	-0.42%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA U.S. Large Value Portfolio (available February 24, 2020)
December 31, 2020	2		$9.96	to	$9.96	$15	23.16%	0.75%	to	0.75%	3.23%	to	3.23%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA U.S. Targeted Value Portfolio (available February 24, 2020)
December 31, 2020	—	(1)	$10.76	to	$10.76	$5	6.29%	0.75%	to	0.75%	11.44%	to	11.44%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	10		$11.75	to	$11.75	$119	7.12%	0.25%	to	0.25%	20.30%	to	20.30%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—		$12.98	to	$12.98	$—	0.00%	0.40%	to	0.40%	34.38%	to	34.38%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	26		$11.98	to	$12.00	$317	2.69%	0.25%	to	0.40%	23.40%	to	23.56%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	1		$13.26	to	$13.26	$7	0.00%	0.40%	to	0.40%	37.43%	to	37.43%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Financial Services Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—		$9.98	to	$9.98	$—	0.00%	0.40%	to	0.40%	3.11%	to	3.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	1		$10.20	to	$10.20	$11	28.53%	0.40%	to	0.40%	2.25%	to	2.25%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A150

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Health Care Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—	(1)	$11.68	to	$11.68	$5	0.00%	0.50%	to	0.50%	22.24%	to	22.24%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Industrials Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—	(1)	$10.78	to	$10.78	$4	0.85%	0.50%	to	0.50%	11.80%	to	11.80%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	3		$11.83	to	$11.84	$31	0.86%	0.40%	to	0.50%	22.50%	to	22.61%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Mid Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	27		$11.54	to	$11.56	$309	2.49%	0.25%	to	0.50%	18.90%	to	19.16%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Strategic Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	1		$10.52	to	$10.52	$15	18.54%	0.40%	to	0.40%	5.68%	to	5.68%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	1		$14.98	to	$14.99	$11	0.00%	0.40%	to	0.50%	56.17%	to	56.30%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Utilities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—		$9.27	to	$9.27	$—	0.00%	0.40%	to	0.40%	(6.09)%	to	(6.09)%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Mid Cap Portfolio (Class I) (available February 24, 2020)
December 31, 2020	—	(1)	$11.16	to	$11.16	$6	0.69%	0.40%	to	0.40%	15.11%	to	15.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Small Cap Growth Portfolio (Class I) (available February 24, 2020)
December 31, 2020	23		$13.61	to	$13.64	$315	0.00%	0.25%	to	0.50%	40.46%	to	40.76%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A151

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Western Asset Core Plus VIT Portfolio (Class I) (available February 24, 2020)
December 31, 2020	13		$10.61	to	$10.62	$133	13.51%	0.40%	to	0.50%	6.11%	to	6.20%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Western Asset Variable Global High Yield Bond Portfolio (Class I) (available February 24, 2020)
December 31, 2020	1		$10.54	to	$10.55	$9	11.46%	0.40%	to	0.50%	5.98%	to	6.07%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Initial Class) (available February 24, 2020)
December 31, 2020	1		$12.73	to	$12.74	$15	0.00%	0.40%	to	0.50%	30.65%	to	30.76%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Intrinsic Value Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	5		$11.91	to	$11.92	$64	0.00%	0.40%	to	0.50%	23.14%	to	23.24%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—	(1)	$11.78	to	$11.78	$5	0.00%	0.50%	to	0.50%	22.11%	to	22.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Shares) (available April 27, 2020)
December 31, 2020	58		$13.44	to	$13.48	$787	0.92%	0.48%	to	0.86%	32.37%	to	32.71%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (available April 27, 2020)
December 31, 2020	26		$13.52	to	$13.56	$351	0.14%	0.48%	to	0.86%	33.08%	to	33.42%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Service Shares) (available April 27, 2020)
December 31, 2020	518		$14.58	to	$14.62	$7,568	0.00%	0.48%	to	0.86%	44.68%	to	45.06%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Service Shares) (available April 27, 2020)
December 31, 2020	11		$13.01	to	$13.03	$149	0.55%	0.48%	to	0.73%	27.78%	to	28.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A152

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Mid Cap Growth Series (Service Shares) (available April 27, 2020)
December 31, 2020	231	$14.75	to	$14.79	$3,420	0.00%	0.48%	to	0.86%	44.30%	to	44.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Service Shares) (available April 27, 2020)
December 31, 2020	87	$16.70	to	$16.74	$1,448	0.00%	0.48%	to	0.86%	61.70%	to	62.11%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Research Series (Service Shares) (available April 27, 2020)
December 31, 2020	20	$12.95	to	$12.99	$259	0.46%	0.48%	to	0.86%	27.73%	to	28.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Shares) (available April 27, 2020)
December 31, 2020	649	$10.72	to	$10.74	$6,968	3.40%	0.48%	to	0.73%	7.48%	to	7.66%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Shares) (available April 27, 2020)
December 31, 2020	316	$11.98	to	$12.01	$3,796	1.97%	0.48%	to	0.86%	18.27%	to	18.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Service Shares) (available April 27, 2020)
December 31, 2020	144	$12.13	to	$12.16	$1,752	1.67%	0.48%	to	0.86%	19.22%	to	19.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2020	128	$10.98	to	$10.99	$1,406	0.00%	0.48%	to	0.73%	8.94%	to	9.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 4) (available August 17, 2020)
December 31, 2020	412	$10.87	to	$10.88	$4,479	2.01%	0.48%	to	0.86%	8.38%	to	8.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Blue Chip Income and Growth Fund (Class 4) (available August 17, 2020)
December 31, 2020	84	$11.11	to	$11.13	$940	2.50%	0.48%	to	0.86%	11.02%	to	11.18%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A153

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Bond Fund (Class 4) (available August 17, 2020)
December 31, 2020	94	$10.13	to	$10.13	$953.04	2.52%	0.48%	to	0.68%	1.27%	to	1.34%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Growth and Income Fund (Class 4) (available August 17, 2020)
December 31, 2020	57	$11.34	to	$11.35	$649.56	1.18%	0.48%	to	0.86%	12.99%	to	13.15%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Small Capitalization Fund (Class 4) (available August 17, 2020)
December 31, 2020	23	$12.45	to	$12.46	$290.48	0.00%	0.48%	to	0.66%	23.41%	to	23.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 4) (available August 17, 2020)
December 31, 2020	184	$12.23	to	$12.25	$2,248.40	0.00%	0.48%	to	0.86%	20.33%	to	20.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 4) (available August 17, 2020)
December 31, 2020	95	$11.05	to	$11.07	$1,054.15	1.28%	0.48%	to	0.86%	10.12%	to	10.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS International Fund (Class 4) (available August 17, 2020)
December 31, 2020	19	$11.98	to	$11.99	$223.85	0.40%	0.48%	to	0.86%	19.41%	to	19.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS New World Fund® (Class 4) (available August 17, 2020)
December 31, 2020	59	$11.92	to	$11.93	$707.85	0.00%	0.48%	to	0.73%	18.51%	to	18.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	34	$11.22	to	$11.23	$382.01	1.56%	0.48%	to	0.86%	11.55%	to	11.70%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	24	$11.26	to	$11.27	$270.23	2.41%	0.48%	to	0.73%	12.70%	to	12.80%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A154

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Basic Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	2	$11.50	to	$11.50	$22.22	5.43%	0.48%	to	0.48%	15.31%	to	15.31%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	18	$11.59	to	$11.60	$205.87	0.00%	0.48%	to	0.68%	14.97%	to	15.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	56	$11.26	to	$11.27	$628.65	0.98%	0.48%	to	0.68%	12.84%	to	12.92%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	28	$11.40	to	$11.40	$317.74	0.00%	0.48%	to	0.66%	12.81%	to	12.88%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2020	340	$11.16	to	$11.17	$3,796.85	1.64%	0.48%	to	0.86%	11.30%	to	11.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2020	284	$12.36	to	$12.38	$3,514.17	0.00%	0.48%	to	0.86%	22.29%	to	22.47%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2020	184	$10.89	to	$10.90	$2,004.57	0.82%	0.48%	to	0.86%	7.63%	to	7.78%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.
A155

Note 7:    Financial Highlights (continued)

***    These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period.

(1)     Amount is less than 1,000 units and/or $1,000 in net assets.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. Effective February 24, 2020, under the Prudential MyRock Advisor Variable Annuity product, a fund access charge is assessed on the account value invested in certain subaccounts associated with funds that do not provide adequate revenue. These charges are assessed daily through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.
A156

Note 8:    Charges and Expenses (continued)

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential MyRock Advisor Variable Annuity	0.25%	2.10%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

(1)    Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)    Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the
A157

Note 8:    Charges and Expenses (continued)
unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by state).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A158

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (Class I) (1)	AST FQ Absolute Return Currency Portfolio (4)
Prudential Diversified Bond Portfolio (1)	AST Jennison Global Infrastructure Portfolio (4)
Prudential Equity Portfolio (Class I) (1)	AST PIMCO Dynamic Bond Portfolio (5)
Prudential Flexible Managed Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
Prudential Conservative Balanced Portfolio (1)	AST Bond Portfolio 2026 (1)
Prudential Value Portfolio (Class I) (1)	AST AB Global Bond Portfolio (5)
Prudential High Yield Bond Portfolio (1)	AST Goldman Sachs Global Income Portfolio (5)
Prudential Natural Resources Portfolio (Class I) (1)	AST Global Bond Portfolio (1)
Prudential Stock Index Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (4)
Prudential Global Portfolio (1)	AST QMA International Core Equity Portfolio (1)
Prudential Jennison Portfolio (Class I) (1)	AST Managed Alternatives Portfolio (3)
Prudential Small Capitalization Stock Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
T. Rowe Price International Stock Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	AST Bond Portfolio 2027 (1)
Invesco V.I. Core Equity Fund (Series I) (1)	NVIT Emerging Markets Fund (Class D) (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	AST Bond Portfolio 2028 (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST Bond Portfolio 2029 (1)
MFS® Research Series (Initial Class) (1)	AST American Funds Growth Allocation Portfolio (1)
MFS® Growth Series (Initial Class) (1)	AST Bond Portfolio 2030 (1)
American Century VP Value Fund (Class I) (1)	AST BlackRock 80/20 Target Allocation ETF Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST BlackRock 60/40 Target Allocation ETF Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	AST Western Asset Corporate Bond Portfolio (1)
Davis Value Portfolio (1)	AST T. Rowe Price Corporate Bond Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	AST PIMCO Corporate Bond Portfolio (1)
A159

Prudential SP Small Cap Value Portfolio (Class I) (1)	AST Prudential Corporate Bond Portfolio (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST BlackRock Corporate Bond Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST Dimensional Global Core Allocation Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST Bond Portfolio 2031 (6)
AST Cohen & Steers Realty Portfolio (1)	Fidelity® VIP Contrafund℠ Portfolio (Initial Class) (7)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (7)
AST T. Rowe Price Large-Cap Value Portfolio (1)	Fidelity® VIP Growth Portfolio (Initial Class) (7)
AST High Yield Portfolio (1)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (7)
AST Small-Cap Growth Opportunities Portfolio (1)	MFS® New Discovery Series (Initial Class) (7)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	MFS® Total Return Series (Initial Class) (7)
AST Small-Cap Value Portfolio (1)	MFS® Total Return Bond Series (Initial Class) (7)
AST Mid-Cap Growth Portfolio (1)	Vanguard Equity Index Portfolio (7)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	Vanguard Global Bond Index (7)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	Vanguard Mid-Cap Index Portfolio (7)
AST MFS Growth Portfolio (1)	Vanguard Real Estate Index Portfolio (7)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	Vanguard Total Bond Market Index Portfolio (7)
AST BlackRock Low Duration Bond Portfolio (1)	Vanguard Total International Stock Index Portfolio (7)
AST QMA US Equity Alpha Portfolio (1)	Vanguard Total Stock Market Index Portfolio (7)
AST T. Rowe Price Natural Resources Portfolio (1)	Vanguard Balanced Portfolio (7)
AST T. Rowe Price Asset Allocation Portfolio (1)	Vanguard Conservative Allocation Portfolio (7)
AST MFS Global Equity Portfolio (1)	Vanguard Growth Portfolio (7)
AST J.P. Morgan International Equity Portfolio (1)	Vanguard High Yield Bond Portfolio (7)
AST Templeton Global Bond Portfolio (5)	Vanguard Moderate Allocation Portfolio (7)
AST Wellington Management Hedged Equity Portfolio (1)	Vanguard Short-Term Investment Grade Portfolio (7)
AST Capital Growth Asset Allocation Portfolio (1)	American Funds IS Asset Allocation Fund (Class 1) (7)
AST Academic Strategies Asset Allocation Portfolio (1)	American Funds IS Blue Chip Income and Growth Fund (Class 1) (7)
AST Balanced Asset Allocation Portfolio (1)	American Funds IS Bond Fund (Class 1) (7)
AST Preservation Asset Allocation Portfolio (1)	American Funds IS Growth Fund (Class 1) (7)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	American Funds IS Growth-Income Fund (Class 1) (7)
AST Prudential Growth Allocation Portfolio (1)	American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1) (7)
AST Advanced Strategies Portfolio (1)	BlackRock Basic Value V.I. Fund (Class I) (7)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	BlackRock Capital Appreciation V.I. Fund (Class I) (7)
A160

AST Government Money Market Portfolio (1)	BlackRock Equity Dividend V.I. Fund (Class I) (7)
AST Small-Cap Growth Portfolio (1)	BlackRock Global Allocation V.I. Fund (Class I) (7)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	DFA VA Global Bond Portfolio (7)
AST International Value Portfolio (1)	DFA VA Short-Term Fixed Portfolio (7)
AST International Growth Portfolio (1)	DFA VA U.S. Large Value Portfolio (7)
AST Investment Grade Bond Portfolio (1)	DFA VA U.S. Targeted Value Portfolio (7)
AST Western Asset Core Plus Bond Portfolio (1)	Fidelity® VIP Balanced Portfolio Initial Class) (7)
AST Cohen & Steers Global Realty Portfolio (1)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (7)
AST Emerging Markets Equity Portfolio (1)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (7)
AST Goldman Sachs Small-Cap Value Portfolio (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (7)
AST AllianzGI World Trends Portfolio (1)	Fidelity® VIP Financial Services Portfolio (Initial Class) (7)
AST J.P. Morgan Global Thematic Portfolio (1)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (7)
AST Goldman Sachs Multi-Asset Portfolio (1)	Fidelity® VIP Health Care Portfolio (Initial Class) (7)
ProFund VP Consumer Services (1)	Fidelity® VIP Industrials Portfolio (Initial Class) (7)
ProFund VP Consumer Goods (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (7)
ProFund VP Financials (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (7)
ProFund VP Health Care (1)	Fidelity® VIP Strategic Income Portfolio (Initial Class) (7)
ProFund VP Industrials (1)	Fidelity® VIP Technology Portfolio (Initial Class) (7)
ProFund VP Mid-Cap Growth (1)	Fidelity® VIP Utilities Portfolio (Initial Class) (7)
ProFund VP Mid-Cap Value (1)	ClearBridge Variable Mid Cap Portfolio (Class I) (7)
ProFund VP Real Estate (1)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (7)
ProFund VP Small-Cap Growth (1)	Western Asset Core Plus VIT Portfolio (Class I) (7)
ProFund VP Small-Cap Value (1)	Western Asset Variable Global High Yield Bond Portfolio (Class I) (7)
ProFund VP Telecommunications (1)	MFS® Mid Cap Growth Series (Initial Class) (7)
ProFund VP Utilities (1)	MFS® International Intrinsic Value Portfolio (Initial Class) (7)
ProFund VP Large-Cap Growth (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (7)
ProFund VP Large-Cap Value (1)	MFS® International Growth Portfolio (Service Shares) (8)
AST Jennison Large-Cap Growth Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (8)
AST Bond Portfolio 2020 (2)	MFS® Technology Portfolio (Service Shares) (8)
AST Bond Portfolio 2021 (1)	MFS® Investors Trust Series (Service Shares) (8)
Wells Fargo VT International Equity Fund (Class 1) (1)	MFS® Mid Cap Growth Series (Service Shares) (8)
A161

Wells Fargo VT Omega Growth Fund (Class 1) (1)	MFS® New Discovery Series (Service Shares) (8)
Wells Fargo VT Small Cap Growth Fund (Class 1) (1)	MFS® Research Series (Service Shares) (8)
AST Bond Portfolio 2022 (1)	MFS® Total Return Bond Series (Service Shares) (8)
AST Quantitative Modeling Portfolio (1)	MFS® Total Return Series (Service Shares) (8)
AST BlackRock Global Strategies Portfolio (1)	MFS® Utilities Series (Service Shares) (8)
Wells Fargo VT Opportunity Fund (Class 1) (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (9)
AST Prudential Core Bond Portfolio (1)	American Funds IS Asset Allocation Fund (Class 4) (9)
AST Bond Portfolio 2023 (1)	American Funds IS Blue Chip Income and Growth Fund (Class 4) (9)
AST MFS Growth Allocation Portfolio (1)	American Funds IS Bond Fund (Class 4) (9)
AST Western Asset Emerging Markets Debt Portfolio (1)	American Funds IS Global Growth and Income Fund (Class 4) (9)
AST MFS Large-Cap Value Portfolio (1)	American Funds IS Global Small Capitalization Fund (Class 4) (9)
AST Bond Portfolio 2024 (1)	American Funds IS Growth Fund (Class 4) (9)
AST AQR Emerging Markets Equity Portfolio (4)	American Funds IS Growth-Income Fund (Class 4) (9)
AST ClearBridge Dividend Growth Portfolio (1)	American Funds IS International Fund (Class 4) (9)
AST Multi-Sector Fixed Income Portfolio (1)	American Funds IS New World Fund® (Class 4) (9)
AST AQR Large-Cap Portfolio (4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (9)
AST Large-Cap Core Portfolio (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (9)
AST Bond Portfolio 2025 (1)	BlackRock Basic Value V.I. Fund (Class III) (9)
AST T. Rowe Price Growth Opportunities Portfolio (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (9)
AST Goldman Sachs Global Growth Allocation Portfolio (3)	BlackRock Equity Dividend V.I. Fund (Class III) (9)
AST T. Rowe Price Diversified Real Growth Portfolio (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (9)
AST Prudential Flexible Multi-Strategy Portfolio (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (9)
AST Franklin Templeton K2 Global Absolute Return Portfolio (3)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (9)
AST Managed Equity Portfolio (3)	Fidelity® VIP Health Care Portfolio (Service Class 2) (9)
AST Managed Fixed Income Portfolio (3)

A162

(1)Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.
(2)Statement of net assets as of December 31, 2020 (date of liquidation), statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.

(3)Statement of net assets as of April 24, 2020 (date of merger), statement of operations for the period January 1, 2020 to April 24, 2020 and statement of changes in net assets for the period January 1, 2020 to April 24, 2020 and for the year ended December 31, 2019.

(4)Statement of net assets as of August 14, 2020 (date of merger), statement of operations for the period January 1, 2020 to August 14, 2020 and statement of changes in net assets for the period January 1, 2020 to August 14, 2020 and for the year ended December 31, 2019.

(5)Statement of net assets as of November 13, 2020 (date of merger), statement of operations for the period January 1, 2020 to November 13, 2020 and statement of changes in net assets for the period January 1, 2020 to November 13, 2020 and for the year ended December 31, 2019.

(6)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period January 2, 2020 (commencement of operations) to December 31, 2020.
(7)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period February 24, 2020 (commencement of operations) to December 31, 2020.
(8)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period April 27, 2020 (commencement of operations) to December 31, 2020.
(9)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period August 17, 2020 (commencement of operations) to December 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 5, 2021

We have served as the auditor of one or more of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account since 1996.
A163

PRUCO LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiary, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2020, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2020.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 19, 2021

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
December 31, 2020 and 2019 (in thousands, except share amounts)

	December 31, 2020	December 31, 2019
ASSETS
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2020-$2,339) (amortized cost: 2020 – $6,157,371; 2019 – $5,283,266)	$7,012,631	$5,681,970
Fixed maturities, trading, at fair value (amortized cost: 2020 – $73,413; 2019 – $59,995)	82,482	59,964
Equity securities, at fair value (cost: 2020 – $105,508; 2019 – $6,360)	108,457	10,494
Policy loans	1,323,681	1,314,064
Short-term investments	49,997	0
Commercial mortgage and other loans (net of $4,552 and $1,768 allowance for credit losses at December 31, 2020 and December 31, 2019, respectively)(1)	1,288,846	1,239,885
Other invested assets (includes $94,939 and $87,456 measured at fair value at December 31, 2020 and 2019, respectively)	520,955	429,558
Total investments	10,387,049	8,735,935
Cash and cash equivalents	426,979	563,199
Deferred policy acquisition costs(1)	2,433,936	1,855,698
Accrued investment income	93,613	89,448
Reinsurance recoverables(1)	48,367,096	40,710,159
Receivables from parent and affiliates	266,473	271,981
Income taxes receivable(1)	175,024	102,652
Other assets	417,508	441,543
Separate account assets	145,740,422	138,387,772
TOTAL ASSETS	$208,308,100	$191,158,387
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits(1)	$32,889,181	$25,258,673
Policyholders’ account balances(1)	23,857,574	22,878,823
Cash collateral for loaned securities	2,725	7,529
Short-term debt to affiliates	0	2,845
Payables to parent and affiliates	75,990	216,842
Other liabilities(1)	1,694,492	1,390,876
Separate account liabilities	145,740,422	138,387,772
Total liabilities	204,260,384	188,143,360
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	1,726,690	1,153,632
Retained earnings	1,772,398	1,577,453
Accumulated other comprehensive income (loss)	546,128	281,442
Total equity	4,047,716	3,015,027
TOTAL LIABILITIES AND EQUITY	$208,308,100	$191,158,387
(1) December 31, 2020 amounts include the impacts of the January 1, 2020 adoption of ASU 2016-13. See Note 2 for details.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2020, 2019, and 2018 (in thousands)

	2020	2019	2018
REVENUES
Premiums	$92,176	$28,544	$50,808
Policy charges and fee income	624,320	544,156	533,327
Net investment income	367,350	393,797	325,287
Asset administration fees	19,138	16,056	14,368
Other income	83,256	83,560	72,964
Realized investment gains (losses), net	(62,976)	(116,749)	(167,278)
TOTAL REVENUES	1,123,264	949,364	829,476
BENEFITS AND EXPENSES
Policyholders’ benefits	298,149	153,074	149,499
Interest credited to policyholders’ account balances	233,375	187,229	171,993
Amortization of deferred policy acquisition costs	140,562	113,318	135,826
General, administrative and other expenses	383,043	336,959	314,371
TOTAL BENEFITS AND EXPENSES	1,055,129	790,580	771,689
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	68,135	158,784	57,787
Income tax expense (benefit)	(130,248)	(59,132)	(52,641)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	198,383	217,916	110,428
Equity in earnings of operating joint venture, net of taxes	(1,686)	(917)	(1,790)
NET INCOME (LOSS)	$196,697	$216,999	$108,638
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	599	9,572	(17,745)
Net unrealized investment gains (losses)	334,893	381,447	(259,981)
Total	335,492	391,019	(277,726)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	70,806	81,281	(55,174)
Other comprehensive income (loss), net of taxes	264,686	309,738	(222,552)
Comprehensive income (loss)	$461,383	$526,737	$(113,914)
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Equity
Years Ended December 31, 2020, 2019 and 2018 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2017	$2,500	$1,141,092	$1,526,310	$165,346	$2,835,248
Cumulative effect of adoption of ASU 2016-01			7,936	(1,539)	6,397
Cumulative effect of adoption of ASU 2018-02			(30,449)	30,449	0
Contributed capital		5,500			5,500
Dividend to parent			0		0
Contributed (distributed) capital-parent/child asset transfers		0			0
Comprehensive income:
Net income (loss)			108,638		108,638
Other comprehensive income (loss), net of tax				(222,552)	(222,552)
Total comprehensive income (loss)					(113,914)
Balance, December 31, 2018	2,500	1,146,592	1,612,435	(28,296)	2,733,231
Cumulative effect of adoption of accounting changes(1)			(1,981)		(1,981)
Contributed capital		5,900			5,900
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,140			1,140
Comprehensive income:
Net income (loss)			216,999		216,999
Other comprehensive income (loss), net of tax				309,738	309,738
Total comprehensive income (loss)					526,737
Balance, December 31, 2019	2,500	1,153,632	1,577,453	281,442	3,015,027
Cumulative effect of adoption of accounting changes(2)			(1,752)		(1,752)
Contributed capital		575,000			575,000
Dividend to parent			0		0
Contributed (distributed) capital-parent/child asset transfers		(1,942)			(1,942)
Comprehensive income:
Net income (loss)			196,697		196,697
Other comprehensive income (loss), net of tax				264,686	264,686
Total comprehensive income (loss)					461,383
Balance, December 31, 2020	$2,500	$1,726,690	$1,772,398	$546,128	$4,047,716
(1) Includes the impact from the adoption of ASU 2017-08 and 2017-12.
(2) Includes the impact from the adoption of ASU 2016-13. See Note 2.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2020, 2019 and 2018 (in thousands)

	2020	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$196,697	$216,999	$108,638
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income(1)	(81,850)	(53,158)	(49,038)
Interest credited to policyholders’ account balances	233,375	187,229	171,993
Realized investment (gains) losses, net	62,976	116,749	167,278
Amortization and other non-cash items	(102,443)	(81,847)	(43,259)
Change in:
Future policy benefits	2,658,195	2,538,263	1,843,825
Reinsurance recoverables	(2,440,532)	(2,739,573)	(1,832,092)
Accrued investment income	(4,165)	(1,170)	(5,937)
Net payables to/receivables from parent and affiliates	(145,743)	(7,175)	18,457
Deferred policy acquisition costs	(617,907)	(338,455)	(211,059)
Income taxes	(142,196)	(138,706)	(28,950)
Derivatives, net	10,969	143,004	(44,585)
Other, net	(6,498)	(22,573)	(4,487)
Cash flows from (used in) operating activities	(379,122)	(180,413)	90,784
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	385,245	948,693	561,340
Equity securities	5,043	29,532	6,008
Policy loans	174,208	162,744	153,124
Ceded policy loans	(12,863)	(11,953)	(15,131)
Short-term investments	371,508	51,117	13,404
Commercial mortgage and other loans	123,124	144,512	64,261
Other invested assets	16,280	18,599	19,527
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(1,269,808)	(940,605)	(875,672)
Fixed maturities, trading	(13,418)	(15,235)	(6,481)
Equity securities	(99,871)	(110)	(5,039)
Policy loans	(137,133)	(196,508)	(179,968)
Ceded policy loans	20,053	19,790	17,036
Short-term investments	(421,495)	(51,113)	(13,430)
Commercial mortgage and other loans	(165,398)	(171,762)	(199,847)
Other invested assets	(74,231)	(84,762)	(70,902)
Notes receivable from parent and affiliates, net	905	15,980	(2,464)
Derivatives, net	(4,048)	(4,056)	639
Other, net	2,290	(6,342)	(2,880)
Cash flows from (used in) investing activities	(1,099,609)	(91,479)	(536,475)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	4,775,163	5,407,620	5,093,239
Ceded policyholders’ account deposits	(3,479,973)	(3,537,492)	(3,230,005)
Policyholders’ account withdrawals	(3,291,806)	(3,568,340)	(3,135,714)
Ceded policyholders’ account withdrawals	2,709,182	2,431,701	2,022,519
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(4,804)	(3,534)	(22,106)
Dividend to parent	0	(250,000)	0
Contributed Capital	575,000	0	0
Contributed (distributed) capital - parent/child asset transfers	(2,458)	1,443	0
Net change in financing arrangements (maturities 90 days or less)	(2,845)	2,845	0

Drafts outstanding	40,514	7,150	(10,334)
Other, net(1)	24,538	(73,142)	(67,637)
Cash flows from (used in) financing activities	1,342,511	418,251	649,962
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(136,220)	146,359	204,271
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	563,199	416,840	212,569
CASH AND CASH EQUIVALENTS, END OF YEAR	$426,979	$563,199	$416,840
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$11,948	$79,574	$(23,684)
Interest paid	$2,783	$3,204	$3,099
(1) Prior period amounts have been revised to correct an error. See Note 16 for details.
Significant Non-Cash Transactions
There were no significant non-cash transactions for the years ended December 31, 2020, 2019 and 2018.

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York, and sells such products primarily through affiliated and unaffiliated distributors.

Pruco Life has one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only. Pruco Life and its subsidiary are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.

Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition cost ("DAC") and related amortization; policyholders' account balances related to the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products; valuation of investments including derivatives, measurement of allowance for credit losses, and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.

COVID-19

Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the Company’s results of operations, financial condition and cash flows. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. The risks may have manifested, and may continue to manifest, in the Company’s financial statements in the areas of, among others, i) investments: increased risk of loss on the Company's investments due to default or deterioration in credit quality or value; and ii) insurance liabilities and related balances: potential changes to assumptions regarding investment returns, mortality and policyholder behavior which are reflected in the Company's insurance liabilities and certain related balances (e.g., DAC, etc.). The Company cannot predict what impact the COVID-19 pandemic will ultimately have on the global economy, markets or its businesses.

Out of Period Adjustment

During the third quarter of 2020, the Company recorded an out of period adjustment which resulted in a net decrease of $7 million to "Income (loss) from operations before income taxes and equity in earnings of operating joint venture" for the year ended December 31, 2020. This adjustment primarily increased “General, administrative and other expenses” and relates to a correction of inputs to certain actuarial calculations which resulted in an overstatement of deferred policy acquisition costs. Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to any current or previously reported quarterly or annual financial statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Revision to Prior Period Consolidated Financial Statements

The Company identified an error in the presentation of certain cash flow activity related to policyholders' account balances that impacted several line items within previously issued Consolidated Statements of Cash Flows. Prior period amounts have been revised in the financial statements to correct this error. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. See Note 16 for a more detailed description of the revision and for comparisons of amounts previously reported to the revised amounts.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

ASSETS

Fixed maturities, available-for-sale, at fair value ("AFS debt securities") includes bonds, notes and redeemable preferred stock that are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.

AFS debt securities, where fair value is below amortized cost, are reviewed quarterly to determine whether the amortized cost basis of the security is recoverable. For mortgage-backed and asset-backed AFS debt securities, a credit impairment will be recognized to the extent the amortized cost exceeds the net present value of projected future cash flows (the “net present value”) for the security. For all other AFS debt securities, qualitative factors are first considered including, but not limited to, the extent of the decline and the reasons for the decline in value (e.g., credit events, currency or interest-rate related, including general credit spread widening), and the financial condition of the issuer. If analysis of these qualitative factors results in the security needing to be impaired, the credit impairment will be measured as the extent to which the amortized cost exceeds the net present value. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the AFS debt security at the date of acquisition.

Credit impairment is recognized as an allowance for credit losses and reported in “Realized investment gains (losses), net.” Once the Company has deemed all or a portion of the amortized cost uncollectible, the allowance is removed from the balance sheet by writing down the amortized cost basis of the AFS debt security.

The Company adopted Accounting Standards Update ("ASU") 2016-13, and related ASUs, effective January 1, 2020. See “Recent Accounting Pronouncements” in this Note for additional information about the adoption. Prior to the adoption of ASU 2016-13, credit impairments were recognized as a direct write down to the cost basis of the security.

Interest income, including amortization of premium and accretion of discount, are included in “Net investment income” under the effective yield method. Prepayment premiums are also included in “Net investment income.”

For high credit quality mortgage-backed and asset-backed AFS debt securities (those rated AA or above), the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to “Net investment income” in accordance with the retrospective method.

For mortgage-backed and asset-backed AFS debt securities rated below AA, the effective yield is adjusted prospectively for any changes in the estimated timing and amount of cash flows unless the investment is purchased with credit deterioration or an allowance is currently recorded for the respective security. If an investment is impaired, any changes in the estimated timing and amount of cash flows will be recorded as the credit impairment, as opposed to a yield adjustment. If the asset is purchased with credit deterioration (or previously impaired) the effective yield will be adjusted if there are favorable changes in cash flows subsequent to the allowance being reduced to zero. Prior to the adoption of ASU 2016-13, the effective yield was adjusted prospectively unless an impairment was recorded in the current period.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For mortgage-backed and asset-backed AFS debt securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. These assumptions can significantly impact income recognition and the amount of impairment recognized in earnings and other comprehensive income (loss) (“OCI”). The payment priority of the respective security is also considered. For all other AFS debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.

The Company may use the estimated fair value of collateral, if any, as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an allowance for losses is recognized in earnings for the difference between amortized cost and the net present value and is limited to the difference between amortized cost and fair value of the AFS debt security. Any difference between the fair value and the net present value of the debt security at the impairment measurement date remains in OCI. Changes in the allowance for losses are reported in “Realized investment gains (losses), net.”

When an AFS debt security’s fair value is below amortized cost and (1) the Company has the intent to sell the AFS debt security, or (2) it is more likely than not the Company will be required to sell the AFS debt security before its anticipated recovery, the amortized cost basis of the AFS debt security is written down to fair value and any previously recognized allowance is reversed. The impairment is reported in “Realized investment gains (losses), net.”

The associated unrealized gains and losses, net of tax, and the effect on DAC, deferred sales inducements ("DSI"), future policy benefits and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). Each of these balances is discussed in greater detail below.

Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are reported in net income within “Other income” in the Consolidated Statements of Operations. The impact of this standard resulted in an increase to retained earnings of $7.9 million, a reduction to AOCI of $1.5 million, and an increase to equity of $6.4 million upon adoption on January 1, 2018.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of the current expected credit loss ("CECL") allowance. Certain off-balance sheet credit exposures (e.g., indemnification of serviced mortgage loans, and certain unfunded mortgage loan commitments where the Company cannot unconditionally cancel the commitment) are also subject to a CECL allowance. See Note 14 for additional information.

Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income.”

The CECL allowance represents the Company’s best estimate of expected credit losses over the remaining life of the assets or off-balance sheet credit exposures. The determination of the allowance considers historical credit loss experience, current conditions, and reasonable and supportable forecasts. Prior to the adoption of ASU 2016-13, the allowance was based upon credit losses that were probable of occurring for recognized loans, not an estimate of credit losses that may occur over the remaining life of the asset.

The allowance is calculated separately for commercial mortgage loans, agricultural mortgage loans, other collateralized and uncollateralized loans. For commercial mortgage and agricultural mortgage loans, the allowance is calculated using an internally developed CECL model.

Key inputs to the CECL model include unpaid principal balances, internal credit ratings, annual expected loss factors, average lives of the loans adjusted for prepayment considerations, current and historical interest rate assumptions, and other factors influencing the Company’s view of the current stage of the economic cycle and future economic conditions. Subjective considerations include a review of whether historical loss experience is representative of current market conditions and the Company’s view of the credit cycle. Model assumptions and factors are reviewed and updated as appropriate. Information about certain key inputs is detailed below.

Key factors in determining the internal credit ratings for commercial mortgage and agricultural mortgage loans include loan-to-value and debt-service-coverage ratios. Other factors include amortization, loan term, and estimated market value growth rate and volatility for the property type and region. The loan-to-value ratio compares the carrying amount of the loan to the fair value of the underlying property or properties collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the carrying amount of the loan exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the carrying amount of the loan. The debt service coverage ratio is a property’s net operating income as a percentage of its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.

Annual expected loss rates are based on historical default and loss experience factors. Using average lives, the annual expected loss rates are converted into life-of-loan loss expectations.

When individual loans no longer have the credit risk characteristics of the commercial or agricultural mortgage loan pools, they are removed from the pools and are evaluated individually for an allowance. The allowance is determined based on the outstanding loan balance less the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

The CECL allowance on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. The change in allowance is reported in “Realized investment gains (losses), net.” As it relates to unfunded commitments that are in scope of this guidance, the CECL allowance is reported in “Other liabilities,” and the change in the allowance is reported in “Realized investment gains (losses), net.”

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The CECL allowance for other collateralized and uncollateralized loans (e.g., corporate loans) carried at amortized cost is determined based on probability of default and loss given default assumptions by sector, credit quality and average lives of the loans. Additions to or releases of the allowance are reported in “Realized investment gains (losses), net.”

Once the Company has deemed a portion of the amortized costs to be uncollectible, the uncollectible portion of allowance is removed from the balance sheet by writing down the amortized cost basis of the loan. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Interest received on loans that are past due is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. See Note 3 for additional information about the Company’s past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged against interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a TDR. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a TDR as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a TDR. When there is a reasonable expectation that the Company will execute a TDR, all effects of the potential restructuring are considered for the estimation of the CECL allowance.

When a loan is modified in a TDR, the CECL allowance of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance is adjusted accordingly. The loan will be evaluated to determine whether the loan no longer has similar credit risk characteristics of the commercial or agricultural mortgage loan pools and need to be evaluated for an allowance on an individual basis. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loan.

In a TDR where the Company receives assets in full satisfaction of the debt, any CECL allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for credit impairment based on the CECL allowance process noted above.

Other invested assets consist of the Company’s non-coupon investments in limited partnerships and limited liability companies ("LPs/LLCs"), other than operating joint ventures, as well as derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as changes to the allowance for credit losses recognized in earnings. Realized investment gains and losses also reflect fair value changes on commercial mortgage loans carried at fair value, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.

Deferred policy acquisition costs are costs directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully acquired contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC," net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions; however, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of certain universal life contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third party reinsurers, and are reported on the Consolidated Statements of Financial Position net of the CECL allowance. The CECL allowance considers the credit quality of the reinsurance counterparty and is generally determined based on the probability of default and loss given default assumptions, after considering any applicable collateral arrangements. The CECL allowance does not apply to reinsurance recoverables with affiliated counterparties under common control. Additions to or releases of the allowance are reported in “Policyholders’ benefits.” Prior to the adoption of this standard, an allowance for credit losses for reinsurance recoverables was established only when it was deemed probable that a reinsurer may fail to make payments to us in a timely manner. For additional information about these arrangements see Note 9.

Income taxes receivable primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.

In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a 'measurement period' not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of refinements to the provisional amount related to The United States Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") included in “Income tax expense (benefit)” in 2018.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.

Effective January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss), which allowed a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017. The Company elected to apply the ASU subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $30.4 million upon adoption on January 1, 2018. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).

Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates, receivables resulting from sales of securities that had not yet settled at the balance sheet date, prepaid tax expenses, and the Company’s investments in operating joint ventures. Investments in operating joint ventures are generally accounted for under the equity method. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary.

Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate-related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate account assets generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.

LIABILITIES

Future policy benefits include liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no-lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.

The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities. See Note 7 for additional information regarding policyholders’ account balances. Policyholders’ account balances also includes amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.

Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as "Net investment income".

Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements that are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income.”

Other liabilities consist primarily of accrued expenses, reinsurance payables, and technical overdrafts.

Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.

Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.

REVENUES AND BENEFITS AND EXPENSES

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than universal and variable life contracts, are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.

Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.

Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 8 for additional information regarding these contracts.

Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

Policyholders’ account balances also includes amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.

Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value,” and “Other invested assets” that are measured at fair value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

OTHER ACCOUNTING POLICIES

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within “Other invested assets”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value” or “Equity securities, at fair value".

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. Effective April 1, 2016, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 9 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net".

RECENT ACCOUNTING PRONOUNCEMENTS

Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of ASUs to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2020, and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

Adoption of ASU 2016-13

The Company adopted ASU 2016-13, and related ASUs, effective January 1, 2020 using the modified retrospective method for certain financial assets carried at amortized cost and certain off-balance sheet exposures. The modified retrospective method results in a cumulative effect adjustment to opening retained earnings. The Company adopted the guidance related to fixed maturities, available-for-sale on a prospective basis.

This ASU requires the use of a new CECL model to account for expected credit losses on certain financial assets reported at amortized cost (e.g., loans held for investment, reinsurance receivables, etc.) and certain off-balance sheet credit exposures (e.g., indemnification of serviced mortgage loans and certain loan commitments). The guidance requires an entity to estimate lifetime credit losses related to such financial assets and credit exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that may affect the collectability of the reported amounts. The standard also modifies the OTTI guidance for fixed maturities, available-for-sale requiring the use of an allowance rather than a direct write-down of the investment.

The impacts of this ASU on the Company’s Consolidated Financial Statements primarily include (1) A Cumulative Effect Adjustment Upon Adoption; (2) Changes to the Presentation of the Consolidated Statements of Financial Position and Consolidated Statements of Operations; and (3) Changes to Accounting Policies. Each of these impacts is described below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1) Cumulative Effect Adjustment Upon Adoption

Adoption of the standard resulted in a cumulative effect adjustment to opening retained earnings in the amount of $1.8 million, primarily related to commercial mortgage and other loans. The impact of adoption is not material to the following financial statement line items: deferred policy acquisition costs; reinsurance recoverables; income taxes receivable; future policy benefits; policyholders' account balances; and other liabilities. The prospective adoption of the portions of the standard related to fixed maturities, available-for-sale resulted in no impact to opening retained earnings.

(2) Changes to the Presentation of the Consolidated Statements of Financial Position and Consolidated Statements of Operations

The allowance for credit losses is presented parenthetically on relevant line items in the Consolidated Statements of Financial Position. In the Consolidated Statements of Operations, realized investment gains (losses), net are presented on one line item and will no longer reflect the breakout of OTTI on fixed maturity securities; OTTI on fixed maturity securities transferred to OCI; and other realized investment gains (losses), net. The presentation of this detail in prior periods is immaterial.

(3) Changes to Accounting Policies

The narrative description of our significant accounting policies at the beginning of this Note reflects our policies as of December 31, 2020, including the policies associated with the adoption of ASU 2016-13.

Other ASUs adopted during the year ended December 31, 2020

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting	This ASU provides optional relief for certain contracts impacted by reference rate reform. The standard permits an entity to consider contract modification due to reference rate reform to be an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. The ASU also temporarily (until December 31, 2022) allows hedge relationships to continue without de-designation upon changes due to reference rate reform.	March 12, 2020 to December 31, 2022 using the prospective method.	This ASU did not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
The Company made the election under ASU 2020-04 for all applicable contracts as they converted from the current reference rate to the new reference rate.

ASU issued but not yet adopted as of December 31, 2020 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements. In October 2019, the FASB issued ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date to affirm its decision to defer the effective date of ASU 2018-12 to January 1, 2022 (with early adoption permitted), representing a one year extension from the original effective date of January 1, 2021. As a result of the COVID-19 pandemic, in November 2020, the FASB issued ASU 2020-11, Financial Services-Insurance (Topic 944): Effective Date and Early Application to defer for an additional one year the effective date of ASU 2018-12 from January 1, 2022 to January 1, 2023, and to provide transition relief to facilitate the early adoption of the ASU. The transition relief would allow large calendar-year public companies that early adopt ASU 2018-12 to apply the guidance either as of January 1, 2020 or January 1, 2021 (and record transition adjustments as of January 1, 2020 or January 1, 2021, respectively) in the 2022 financial statements. Companies that do not early adopt ASU 2018-12 would apply the guidance as of January 1, 2021 (and record transition adjustments as of January 1, 2021) in the 2023 financial statements. The Company currently intends to adopt ASU 2018-12 effective January 1, 2023. ASU 2018-12 will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other less significant changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Consolidated Statements of Operations.	An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity may choose to apply the amendments to contracts in force as of the beginning of the prior year (if early adoption is elected) or as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.	The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield, which will be updated each quarter with the impact recorded through OCI. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the discount rate assumptions.	As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of either the beginning of the prior year (if early adoption is elected) or the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.	Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in-force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between discount rates locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.
Amortization of DAC and other balances	Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.	An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity may choose to apply the amendments to contracts in force as of the beginning of the prior year (if early adoption is elected) or as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a full retrospective transition method for DAC and other balances.	The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.
Market Risk Benefits ("MRB")	Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record MRB assets and liabilities separately on the Consolidated Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change in MRB liabilities attributable to changes in an entity’s NPR, which is recognized in OCI.	An entity shall adopt the guidance for market risk benefits using the retrospective transition method, which includes a cumulative-effect adjustment on the balance sheet as of either the beginning of prior year (if early adoption is elected) or the beginning of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.	Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., guaranteed minimum death benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$74,946	$2,931	$22	$0	$77,855
Obligations of U.S. states and their political subdivisions	460,003	57,948	0	0	517,951
Foreign government bonds	206,633	44,254	32	0	250,855
U.S. public corporate securities	2,473,440	456,581	587	0	2,929,434
U.S. private corporate securities	919,316	95,793	2,198	855	1,012,056
Foreign public corporate securities	278,717	42,899	886	0	320,730
Foreign private corporate securities	977,539	123,006	7,131	1,484	1,091,930
Asset-backed securities(1)	236,909	1,115	386	0	237,638
Commercial mortgage-backed securities	480,412	40,660	125	0	520,947
Residential mortgage-backed securities(2)	49,456	3,779	0	0	53,235
Total fixed maturities, available-for-sale	$6,157,371	$868,966	$11,367	$2,339	$7,012,631
(1)Includes credit-tranched securities collateralized by loan obligations, credit cards, auto loans, education loans and sub-prime mortgages.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$83,622	$2,846	$0	$86,468	$0
Obligations of U.S. states and their political subdivisions	458,152	39,675	0	497,827	0
Foreign government bonds	196,034	26,793	1	222,826	0
U.S. public corporate securities	1,914,503	229,071	2,247	2,141,327	0
U.S. private corporate securities	886,281	44,497	1,006	929,772	0
Foreign public corporate securities	256,843	22,158	385	278,616	0
Foreign private corporate securities	939,603	38,426	19,551	958,478	0
Asset-backed securities(1)	119,602	800	466	119,936	(7)
Commercial mortgage-backed securities	367,848	15,231	163	382,916	0
Residential mortgage-backed securities(2)	60,778	3,050	24	63,804	(131)
Total fixed maturities, available-for-sale	$5,283,266	$422,547	$23,843	$5,681,970	$(138)

(1)Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, education loans and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $1.7 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the fair value and gross unrealized losses on available-for-sale fixed maturity securities without an allowance for credit losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the date indicated:

	December 31, 2020
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$2,255	$22	$0	$0	$2,255	$22
Foreign government bonds	2,270	32	0	0	2,270	32
U.S. public corporate securities	33,295	341	2,754	246	36,049	587
U.S. private corporate securities	33,806	771	6,659	1,427	40,465	2,198
Foreign public corporate securities	6,432	97	6,464	789	12,896	886
Foreign private corporate securities	2,931	131	85,340	6,657	88,271	6,788
Asset-backed securities	51,914	183	70,503	203	122,417	386
Commercial mortgage-backed securities	17,443	125	0	0	17,443	125
Residential mortgage-backed securities	0	0	0	0	0	0
Total fixed maturities, available-for-sale	$150,346	$1,702	$171,720	$9,322	$322,066	$11,024

The following table sets forth the fair value and gross unrealized losses on fixed maturity securities aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the date indicated:

	December 31, 2019
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government bonds	$2,152	$1	$400	$0	$2,552	$1
U.S. public corporate securities	81,622	984	19,206	1,263	100,828	2,247
U.S. private corporate securities	33,264	780	22,143	226	55,407	1,006
Foreign public corporate securities	3,839	23	9,379	362	13,218	385
Foreign private corporate securities	32,800	921	186,693	18,630	219,493	19,551
Asset-backed securities	32,361	243	55,461	223	87,822	466
Commercial mortgage-backed securities	22,153	163	0	0	22,153	163
Residential mortgage-backed securities	3,049	16	692	8	3,741	24
Total fixed maturities, available-for-sale	$211,240	$3,131	$293,974	$20,712	$505,214	$23,843

As of December 31, 2020, the gross unrealized losses on fixed maturity available-for-sale securities without an allowance were composed of $5.0 million related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $6.0 million, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2020, $9.3 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, energy and utility sectors.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2019, the gross unrealized losses on fixed maturity securities were composed of $16.0 million related to “1” highest quality or “2” high quality securities based on the NAIC or equivalent rating and $7.8 million related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2019, the $20.7 million of gross unrealized losses of twelve months or more were concentrated in the Company's corporate securities within the finance, energy and consumer non-cyclical sectors.

In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for credit losses related to these fixed maturity securities was not warranted at December 31, 2020. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates, foreign currency exchange rate movements and the financial condition or near-term prospects of the issuer. As of December 31, 2020, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2020
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$132,265	$134,349
Due after one year through five years	701,919	745,249
Due after five years through ten years	1,006,387	1,113,006
Due after ten years	3,550,023	4,208,207
Asset-backed securities	236,909	237,638
Commercial mortgage-backed securities	480,412	520,947
Residential mortgage-backed securities	49,456	53,235
Total fixed maturities, available-for-sale	$6,157,371	$7,012,631

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on write-downs, impairments and the allowance for credit losses of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$81,766	$633,787	$234,617
Proceeds from maturities/prepayments	305,859	314,906	326,664
Gross investment gains from sales and maturities	1,293	59,557	1,370
Gross investment losses from sales and maturities	(1,878)	(3,785)	(11,000)
OTTI recognized in earnings(2)	N/A	(9,034)	(3,710)
Write-downs recognized in earnings(3)	(4,312)	N/A	N/A
(Addition to) release of allowance for credit losses(4)	(2,339)	N/A	N/A

(1)Includes $2.4 million, $0.0 million and $(0.1) million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2020, 2019 and 2018, respectively.
(2)For the years ended December 31, 2019 and 2018, amounts exclude the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)For the year ended December 31, 2020, amounts represent write-downs of credit adverse securities, write-downs on securities approaching maturity related to foreign exchange movements and securities actively marketed for sale.
(4)Effective January 1, 2020, credit losses on available-for-sale fixed maturity securities are recorded within the “allowance for credit losses.”

The following table sets forth the activity in the allowance for credit losses for fixed maturity securities, as of the date indicated:

	Year Ended December 31, 2020
	U.S. Treasury Securities and Obligations of U.S. States	Foreign Government Bonds	U.S. and Foreign Corporate Securities	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Total
	(in thousands)
Fixed maturities, available-for-sale:
Balance, beginning of year	$0	$0	$0	$0	$0	$0	$0
Additions to allowance for credit losses not previously recorded	0	0	5,672	0	0	0	5,672
Reductions for securities sold during the period	0	0	(3,147)	0	0	0	(3,147)
Addition (reductions) on securities with previous allowance	0	0	(186)	0	0	0	(186)
Write-downs charged against the allowance	0	0	0	0	0	0	0
Balance, end of period	$0	$0	$2,339	$0	$0	$0	$2,339

See Note 2 for additional information about the Company’s methodology for developing our allowance and expected losses.
For the year ended December 31, 2020, the increase in the allowance for credit losses on available-for-sale securities was primarily related to adverse projected cash flows on private corporate securities.
The Company did not have any fixed maturity securities purchased with credit deterioration, as of December 31, 2020.
Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income,” was $(1.2) million, $(1.0) million and $(2.8) million during the years ended December 31, 2020, 2019 and 2018, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2020		December 31, 2019
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$364,549	28.2%	$355,175	28.6%
Hospitality	34,069	2.6	31,449	2.5
Industrial	399,017	30.9	299,803	24.1
Office	195,443	15.1	205,498	16.6
Other	138,477	10.7	136,841	11.0
Retail	142,266	11.0	190,690	15.4
Total commercial mortgage loans	1,273,821	98.5	1,219,456	98.2
Agricultural property loans	19,577	1.5	22,197	1.8
Total commercial mortgage and agricultural property loans	1,293,398	100.0%	1,241,653	100.0%
Allowance for credit losses	(4,552)		(1,768)
Total net commercial mortgage and agricultural property loans	$1,288,846		$1,239,885

As of December 31, 2020, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (22%), Texas (13%) and New York (7%)) and included loans secured by properties in Europe (12%), Mexico (3%), and Australia (2%).
The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2017	$1,728	$66	$1,794
Addition to (release of) allowance for credit losses	298	(27)	271
Balance at December 31, 2018	$2,026	$39	$2,065
Addition to (release of) allowance for credit losses	(283)	(14)	(297)
Balance at December 31, 2019	$1,743	$25	$1,768
Cumulative effect of adoption of ASU 2016-13	2,495	(8)	2,487
Addition to (release of) allowance for expected losses	308	(11)	297
Balance at December 31, 2020	$4,546	$6	$4,552

See Note 2 for additional information about the Company's methodology for developing our allowance and expected losses.
For the year ended December 31, 2020, the increase in the allowance for credit losses on commercial mortgage and other loans was primarily related to the cumulative effect of adoption of ASU 2016-13.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth key credit quality indicators based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2020
	Amortized Cost by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in thousands)
Commercial mortgage loans
Loan-to-Value Ratio:
0%-59.99%	$10,645	$47,284	$33,443	$92,410	$162,030	$251,903	$597,715
60%-69.99%	69,819	95,331	141,260	52,710	80,875	43,823	483,818
70%-79.99%	63,783	36,099	22,431	32,476	21,178	15,342	191,309
80% or greater	0	0	0	979	0	0	979
Total	$144,247	$178,714	$197,134	$178,575	$264,083	$311,068	$1,273,821
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$128,839	$159,476	$177,098	$171,255	$238,010	$290,741	$1,165,419
1.0 - 1.2x	15,408	10,334	7,134	7,320	26,073	16,418	82,687
Less than 1.0x	0	8,904	12,902	0	0	3,909	25,715
Total	$144,247	$178,714	$197,134	$178,575	$264,083	$311,068	$1,273,821
Agricultural property loans
Loan-to-Value Ratio:
0%-59.99%	$0	$0	$0	$6,486	$0	$13,091	$19,577
60%-69.99%	0	0	0	0	0	0	0
70%-79.99%	0	0	0	0	0	0	0
80% or greater	0	0	0	0	0	0	0
Total	$0	$0	$0	$6,486	$0	$13,091	$19,577
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$0	$0	$0	$6,486	$0	$12,276	$18,762
1.0 - 1.2x	0	0	0	0	0	0	0
Less than 1.0x	0	0	0	0	0	815	815
Total	$0	$0	$0	$6,486	$0	$13,091	$19,577

Commercial mortgage loans
	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$655,136	$18,418	$1,097	$674,651
60%-69.99%	354,827	12,799	0	367,626
70%-79.99%	149,448	27,506	0	176,954
80% or greater	0	225	0	225
Total commercial mortgage loans	$1,159,411	$58,948	$1,097	$1,219,456

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Agricultural property loans
	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$21,382	$0	$815	$22,197
60%-69.99%	0	0	0	0
70%-79.99%	0	0	0	0
80% or greater	0	0	0	0
Total agricultural property loans	$21,382	$0	$815	$22,197

See Note 2 for additional information about the Company’s commercial mortgage and other loans credit quality monitoring process.

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2020
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,273,821	$0	$0	$0	$1,273,821	$0
Agricultural property loans	19,577	0	0	0	19,577	0
Total	$1,293,398	$0	$0	$0	$1,293,398	$0

(1)As of December 31, 2020, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2019
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,219,456	$0	$0	$0	$1,219,456	$0
Agricultural property loans	22,197	0	0	0	22,197	0
Total	$1,241,653	$0	$0	$0	$1,241,653	$0

(1)As of December 31, 2019, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.
There were no loans on non-accrual status as of December 31, 2020. Loans on non-accrual status did not recognize interest income for the year ended December 31, 2020.
The Company did not have any commercial mortgage and other loans purchased with credit deterioration, as of December 31, 2020.
For both the years ended December 31, 2020 and 2019, there were no commercial mortgage and other loans acquired, other than those through direct origination. For the years ended December 31, 2020 and 2019, there were $0 million and $5 million of commercial mortgage and other loans sold, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2020	2019
	(in thousands)
Company's investment in separate accounts	$44,018	$46,573
LPs/LLCs:
Equity method:
Private equity	241,493	189,095
Hedge funds	77,311	64,002
Real estate-related	63,194	42,432
Subtotal equity method	381,998	295,529
Fair value:
Private equity	65,436	62,639
Hedge funds	499	562
Real estate-related	10,857	11,707
Subtotal fair value	76,792	74,908
Total LPs/LLCs	458,790	370,437
Derivative instruments	18,147	12,548
Total other invested assets	$520,955	$429,558

Equity Method Investments

The following tables set forth summarized combined financial information for significant LP/LLC interests accounted for under the equity method, including the Company’s investments in operating joint ventures. Changes between periods in the tables below reflect changes in the activities within the operating joint ventures and LPs/LLCs, as well as changes in the Company’s level of investment in such entities.

	December 31,
	2020	2019
	(in thousands)
STATEMENTS OF FINANCIAL POSITION
Total assets(1)	$12,952,942	$26,017,399
Total liabilities(2)	$90,444	$164,080
Partners’ capital	12,862,498	25,853,319
Total liabilities and partners’ capital	$12,952,942	$26,017,399
Total liabilities and partners’ capital included above	$348,267	$325,677
Equity in LP/LLC interests not included above	175,024	114,505
Carrying value	$523,291	$440,182

(1)Amount represents gross assets of each fund where the Company has a significant investment. These assets consist primarily of investments in real estate, investments in securities and other miscellaneous assets.
(2)Amount represents gross liabilities of each fund where the Company has a significant investment. These liabilities consist primarily of third-party-borrowed funds and other miscellaneous liabilities.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Years Ended December 31,
	2020	2019	2018
	(in thousands)
STATEMENTS OF OPERATIONS
Total revenue(1)	$565,409	$819,904	$128,356
Total expenses(2)	(201,644)	(200,666)	(39,040)
Net earnings (losses)	$363,765	$619,238	$89,316
Equity in net earnings (losses) included above	$8,644	$24,971	$(2,470)
Equity in net earnings (losses) of LP/LLC interests not included above	25,859	5,077	(1,452)
Total equity in net earnings (losses)	$34,503	$30,048	$(3,922)

(1)Amount represents gross revenue of each fund where the Company has a significant investment. This revenue consists of income from investments in real estate, investments in securities and other income.
(2)Amount represents gross expenses of each fund where the Company has a significant investment. These expenses consist primarily of interest expense, investment management fees, salary expenses and other expenses.

Accrued Investment Income

The following table sets forth the composition of “Accrued investment income,” as of the date indicated:

December 31, 2020
(in thousands)
Fixed maturities	$54,565
Equity securities	1
Commercial mortgage and other loans	3,610
Policy loans	35,374
Short-term investments and cash equivalents	63
Total accrued investment income	$93,613

There were no write-downs on accrued investment income for the year ended December 31, 2020.

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
	(in thousands)
Fixed maturities, available-for-sale	$224,262	$235,456	$220,942
Fixed maturities, trading	1,768	1,374	1,105
Equity securities	410	856	885
Commercial mortgage and other loans	50,534	57,886	49,577
Policy loans	70,363	68,485	66,305
Other invested assets	36,684	38,577	2,256
Short-term investments and cash equivalents	3,219	9,266	2,382
Gross investment income	387,240	411,900	343,452
Less: investment expenses	(19,890)	(18,103)	(18,165)
Net investment income	$367,350	$393,797	$325,287

The carrying value of non-income producing assets included $10.5 million in available-for-sale fixed maturities as of December 31, 2020. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2020.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
	(in thousands)
Fixed maturities(1)	$(7,236)	$46,738	$(13,340)
Commercial mortgage and other loans	(226)	297	(271)
Other invested assets	(287)	(3,400)	849
Derivatives	(55,003)	(160,368)	(154,208)
Short-term investments and cash equivalents	(224)	(16)	(308)
Realized investment gains (losses), net	$(62,976)	$(116,749)	$(167,278)

(1)Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.
Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2020	2019	2018
	(in thousands)
Fixed maturity securities, available-for-sale — with OTTI(1)	$ N/A	$1,568	$(689)
Fixed maturity securities, available-for-sale — all other(1)	N/A	397,136	(44,619)
Fixed maturity securities, available-for-sale with an allowance	0	N/A	N/A
Fixed maturity securities, available-for-sale without an allowance	857,599	N/A	N/A
Derivatives designated as cash flow hedges(2)	(8,112)	26,126	22,122
Affiliated notes	4,024	4,715	810
Other investments(3)	(4,162)	(4,365)	5,055
Net unrealized gains (losses) on investments	$849,349	$425,180	$(17,321)

(1)Effective January 1, 2020, per ASU 2016-13, fixed maturity securities, available-for-sale are no longer required to be disclosed “with OTTI” and “all other.”
(2)For more information on cash flow hedges, see Note 4.
(3)Includes net unrealized gains (losses) on certain joint ventures that are strategic in nature and are included in “Other assets.”
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2020 and 2019, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2020			December 31, 2019
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
U.S. public corporate securities	$0	$0	$0	$5,048	$0	$5,048
Foreign public corporate securities	2,725	0	2,725	2,481	0	2,481
Total cash collateral for loaned securities(1)	$2,725	$0	$2,725	$7,529	$0	$7,529
(1)The Company did not have any agreements with remaining contractual maturities greater than thirty days, as of the dates indicated.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2020	2019
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$2,525	$7,292
Total securities pledged	$2,525	$7,292
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$2,725	$7,529
Total liabilities supported by the pledged collateral	$2,725	$7,529
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of both December 31, 2020 and 2019, there was no collateral that could be sold or repledged.
As of December 31, 2020 and 2019, there were available-for-sale fixed maturities of $4.3 million and $3.8 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DERIVATIVES AND HEDGING
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company offers certain products (for example, variable annuities and index-linked universal life) which may include guaranteed benefit features that are accounted for as embedded derivatives; related to certain of these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. Effective April 1, 2016, the Company entered into reinsurance agreements with affiliates, PALAC and Prudential Insurance. Additionally, the Company has entered into a reinsurance agreement with an external counterparty, Union Hamilton Reinsurance, Ltd. ("Union Hamilton"). See Note 9 for additional information on the reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

	December 31, 2020			December 31, 2019
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Interest Rate Swaps	$3,486	$203	$0	$3,615	$0	$(50)
Foreign Currency Swaps	861,074	27,336	(49,316)	773,933	36,551	(12,471)
Total Derivatives Designated as Hedge Accounting Instruments	$864,560	$27,539	$(49,316)	$777,548	$36,551	$(12,521)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$663,050	$57,024	$(11,117)	$569,925	$33,256	$(4,490)
Interest Rate Futures	57,700	198	0	0	0	0
Foreign Currency
Foreign Currency Forwards	55,292	5	(1,322)	21,580	0	(518)
Credit
Credit Default Swaps	2,313	0	(18)	0	0	0
Currency/Interest Rate
Foreign Currency Swaps	143,011	6,584	(7,286)	151,792	7,563	(1,892)
Equity
Equity Options	3,244,900	306,196	(196,767)	2,680,048	174,398	(78,381)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$4,166,266	$370,007	$(216,510)	$3,423,345	$215,217	$(85,281)
Total Derivatives(1)(2)	$5,030,826	$397,546	$(265,826)	$4,200,893	$251,768	$(97,802)
(1)Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $13,228 million and $8,530 million as of December 31, 2020 and 2019, respectively included in "Future policy benefits" and $1,155 million and $962 million as of December 31, 2020 and 2019, respectively included in "Policyholders' account balances". The fair value of the related reinsurance, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $13,240 million and $8,540 million as of December 31, 2020 and 2019, respectively.
(2)Recorded in “Other invested assets” and “Payables to parent and affiliates” on the Consolidated Statements of Financial Position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2020
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$397,546	$(379,399)	$18,147	$(14,572)	$3,575
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$397,546	$(379,399)	$18,147	$(14,572)	$3,575
Offsetting of Financial Liabilities:
Derivatives(1)	$265,826	$(265,826)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$265,826	$(265,826)	$0	$0	$0

	December 31, 2019
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$251,765	$(239,220)	$12,545	$(12,545)	$0
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$251,765	$(239,220)	$12,545	$(12,545)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$97,802	$(97,802)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$97,802	$(97,802)	$0	$0	$0

(1)Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps and interest rate swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit and equity derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2020
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$(44)	$21	$0	$284
Currency/Interest Rate	(314)	10,660	(10,161)	(34,522)
Total cash flow hedges	(358)	10,681	(10,161)	(34,238)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	17,000	0	0	0
Currency	(2,560)	0	0	0
Currency/Interest Rate	(4,130)	0	(109)	0
Credit	(284)	0	0	0
Equity	37,480	0	0	0
Embedded Derivatives	(102,151)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(54,645)	0	(109)	0
Total	$(55,003)	$10,681	$(10,270)	$(34,238)

	Year Ended December 31, 2019
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$0	$0	$0	$(50)
Currency/Interest Rate	425	9,007	(1,698)	4,081
Total cash flow hedges	425	9,007	(1,698)	4,031
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	18,609	0	0	0
Currency	20	0	0	0
Currency/Interest Rate	3,485	0	(5)	0
Credit	(1)	0	0	0
Equity	74,068	0	0	0
Embedded Derivatives	(256,974)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(160,793)	0	(5)	0
Total	$(160,368)	$9,007	$(1,703)	$4,031

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2018
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(997)	$6,819	$10,066	$39,801
Total cash flow hedges	(997)	6,819	10,066	39,801
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(7,688)	0	0	0
Currency	1,475	0	0	0
Currency/Interest Rate	6,395	0	44	0
Credit	(2)	0	0	0
Equity	(27,212)	0	0	0
Embedded Derivatives	(126,179)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(153,211)	0	44	0
Total	$(154,208)	$6,819	$10,110	$39,801

(1)Net change in AOCI.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2017	$(17,678)
Amount recorded in AOCI
Currency/Interest Rate	55,689
Total amount recorded in AOCI	55,689
Amount reclassified from AOCI to income
Currency/Interest Rate	(15,889)
Total amount reclassified from AOCI to income	(15,889)
Balance, December 31, 2018	$22,122
Cumulative-effect adjustment from the adoption of ASU 2017-12(1)	(27)
Amount recorded in AOCI
Interest Rate	(50)
Currency/Interest Rate	11,815
Total amount recorded in AOCI	11,765
Amount reclassified from AOCI to income
Currency/Interest Rate	(7,734)
Total amount reclassified from AOCI to income	(7,734)
Balance, December 31, 2019	$26,126
Amount recorded in AOCI
Interest Rate	261
Currency/Interest Rate	(34,337)
Total amount recorded in AOCI	(34,076)
Amount reclassified from AOCI to income
Interest Rate	23
Currency/Interest Rate	(185)
Total amount reclassified from AOCI to income	(162)
Balance, December 31, 2020	$(8,112)
(1)See Note 2 for details.

The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2020 values, it is estimated that a pre-tax gain of $9 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2021.

The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2020 and 2019.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $2 million and $0 million reported as of December 31, 2020 and 2019, respectively with a fair value of $0 million for both periods.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents and short-term investments, equity securities and derivative contracts that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	December 31, 2020
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$22,855	$55,000	$0	$77,855
Obligations of U.S. states and their political subdivisions	0	517,951	0	0	517,951
Foreign government bonds	0	250,692	163	0	250,855
U.S. corporate public securities	0	2,929,431	3	0	2,929,434
U.S. corporate private securities	0	977,423	34,633	0	1,012,056
Foreign corporate public securities	0	311,407	9,323	0	320,730
Foreign corporate private securities	0	961,113	130,817	0	1,091,930
Asset-backed securities(2)	0	235,573	2,065	0	237,638
Commercial mortgage-backed securities	0	520,947	0	0	520,947
Residential mortgage-backed securities	0	53,235	0	0	53,235
Subtotal	0	6,780,627	232,004	0	7,012,631
Fixed maturities, trading	0	81,727	755	0	82,482
Equity securities	100,268	300	7,889	0	108,457
Short-term investments	49,997	0	0	0	49,997
Cash equivalents	49,996	347,330	0	0	397,326
Other invested assets(3)	198	397,348	0	(379,399)	18,147
Reinsurance recoverables	0	0	13,239,539	0	13,239,539
Receivables from parent and affiliates	0	111,970	0	0	111,970
Subtotal excluding separate account assets	200,459	7,719,302	13,480,187	(379,399)	21,020,549
Separate account assets(4)(5)	0	140,583,009	0	0	140,583,009
Total assets	$200,459	$148,302,311	$13,480,187	$(379,399)	$161,603,558
Future policy benefits(6)	$0	$0	$13,227,814	$0	$13,227,814
Policyholders' account balances	0	0	1,155,274	0	1,155,274
Payables to parent and affiliates	0	265,826	0	(265,826)	0
Total liabilities	$0	$265,826	$14,383,088	$(265,826)	$14,383,088

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2019
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$47,797	$38,671	$0	$86,468
Obligations of U.S. states and their political subdivisions	0	497,827	0	0	497,827
Foreign government bonds	0	222,663	163	0	222,826
U.S. corporate public securities	0	2,141,324	3	0	2,141,327
U.S. corporate private securities	0	893,943	35,829	0	929,772
Foreign corporate public securities	0	278,435	181	0	278,616
Foreign corporate private securities	0	944,408	14,070	0	958,478
Asset-backed securities(2)	0	117,935	2,001	0	119,936
Commercial mortgage-backed securities	0	382,916	0	0	382,916
Residential mortgage-backed securities	0	63,804	0	0	63,804
Subtotal	0	5,591,052	90,918	0	5,681,970
Fixed maturities, trading	0	59,296	668	0	59,964
Equity securities	131	465	9,898	0	10,494
Short-term investments	0	0	0	0	0
Cash equivalents	0	547,642	0	0	547,642
Other invested assets(3)	0	251,764	4	(239,220)	12,548
Reinsurance recoverables	0	0	8,539,671	0	8,539,671
Receivables from parent and affiliates	0	119,431	3,135	0	122,566
Subtotal excluding separate account assets	131	6,569,650	8,644,294	(239,220)	14,974,855
Separate account assets(4)(5)	0	133,625,669	0	0	133,625,669
Total assets	$131	$140,195,319	$8,644,294	$(239,220)	$148,600,524
Future policy benefits(6)	$0	$0	$8,529,566	$0	$8,529,566
Policyholders' account balances	0	0	962,351	0	962,351
Payables to parent and affiliates	0	97,802	0	(97,802)	0
Total liabilities	$0	$97,802	$9,491,917	$(97,802)	$9,491,917

(1)“Netting” amounts represent cash collateral of $113.6 million and $141.4 million as of December 31, 2020 and 2019, respectively.
(2)Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
(3)Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2020 and 2019, the fair values of such investments were $77 million and $75 million, respectively.
(4)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Consolidated Statements of Financial Position.
(5)Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2020 and 2019, the fair value of such investments was $5,157 million and $4,762 million, respectively.
(6)As of December 31, 2020, the net embedded derivative liability position of $13,228 million includes $483 million of embedded derivatives in an asset position and $13,711 million of embedded derivatives in a liability position. As of December 31, 2019, the net embedded derivative liability position of $8,530 million includes $611 million of embedded derivatives in an asset position and $9,141 million of embedded derivatives in a liability position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2020 and 2019, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including the secured overnight financing rate ("SOFR"), obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or asset balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Policyholders' Account Balances - The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain universal life products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the Company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. Since the valuation of these liabilities require the use of management’s judgment to determine these risk premiums and the use of unobservable inputs, these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	December 31, 2020
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$151,554	Discounted cash flow	Discount rate	0.99%	11.38%	3.44%	Decrease
Reinsurance recoverables	$13,239,539	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$13,227,814	Discounted cash flow	Lapse rate(6)	1%	20%		Decrease
			Spread over LIBOR(7)	0.06%	1.17%		Decrease
			Utilization rate(8)	39%	96%		Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%	15%		Decrease
			Equity volatility curve	18%	26%		Increase
Policyholders' account balances(5)	$1,155,274	Discounted cash flow	Lapse rate(6)	1%	6%		Decrease
			Spread over LIBOR(7)	0.06%	1.17%		Decrease
			Mortality rate(10)	0%	24%		Decrease
			Equity volatility curve	15%	30%		Increase

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2019
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$27,816	Discounted cash flow	Discount rate		5.24%		17.47%	8.25%		Decrease
		Market Comparables	EBITDA multiples(3)	5.7	X	5.7	X	5.7	X	Increase
Reinsurance recoverables	$8,539,671	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,529,566	Discounted cash flow	Lapse rate(6)		1%		18%			Decrease
			Spread over LIBOR(7)		0.10%		1.23%			Decrease
			Utilization rate(8)		43%		97%			Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)		0%		15%			Decrease
			Equity volatility curve		13%		23%			Increase
Policyholders' account balances(5)	$962,351	Discounted cash flow	Lapse rate(6)		1%		6%			Decrease
			Spread over LIBOR(7)		0.10%		1.23%			Decrease
			Mortality rate(10)		0%		24%			Decrease
			Equity volatility curve		10%		23%			Increase
(1)Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.
(2)Includes assets classified as fixed maturities and available-for-sale.
(3)Represents multiples of earnings before interest, taxes, depreciation and amortization "EBITDA", and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.
(4)Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(5)Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(6)Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.
(7)The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.
(8)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(9)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2020 and 2019, the minimum withdrawal rate assumption is 76% and 78%, respectively. As of both December 31, 2020 and 2019, the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.
(10)The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 45 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age, and duration. A mortality improvement assumption is also incorporated into the overall mortality table.
Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2020
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$38,671	$0	$16,329	$0	$0	$0	$0	$0	$0	$55,000	$0
Foreign government	163	0	0	0	0	0	0	0	0	163	(1)
Corporate securities(4)	50,083	14,715	11,121	(3,680)	0	(7,850)	(1,914)	114,695	(2,394)	174,776	14,679
Structured securities(5)	2,001	(483)	7,444	(6)	0	(1,255)	0	0	(5,636)	2,065	(489)
Other assets:
Fixed maturities, trading	668	87	0	0	0	0	0	0	0	755	87
Equity securities	9,898	2,821	0	(4,830)	0	0	0	0	0	7,889	1,211
Other invested assets	4	(4)	0	0	0	0	0	0	0	0	(4)
Short-term investments	0	0	0	0	0	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	8,539,671	3,604,075	1,095,793	0	0	0	0	0	0	13,239,539	3,889,923
Receivables from parent and affiliates	3,135	23	0	0	0	(3,158)	0	0	0	0	0
Liabilities:
Future policy benefits	(8,529,566)	(3,610,281)	0	0	(1,087,967)	0	0	0	0	(13,227,814)	(3,896,128)
Policyholders' account balances(6)	(962,351)	(30,199)	0	0	(162,724)	0	0	0	0	(1,155,274)	3,853

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2020
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)(7)
	(in thousands)
Fixed maturities, available-for-sale	$(5,019)	$0	$19,106	$145	$(4,773)	$0	$18,962
Other assets:
Fixed maturities, trading	0	87	0	0	0	87	0
Equity securities	0	2,821	0	0	0	1,211	0
Other invested assets	(4)	0	0	0	(4)	0	0
Short-term investments	0	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0	0
Reinsurance recoverables	3,604,075	0	0	0	3,889,923	0	0
Receivables from parent and affiliates	0	0	0	23	0	0	0
Liabilities:
Future policy benefits	(3,610,281)	0	0	0	(3,896,128)	0	0
Policyholders' account balances	(30,199)	0	0	0	3,853	0	0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2019
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$29,816	$0	$8,855	$0	$0	$0	$0	$0	$0	$38,671	$0
Foreign government	0	4	0	0	0	0	0	159	0	163	0
Corporate securities(4)	56,588	(5,229)	4,226	(81)	0	(18,884)	0	13,463	0	50,083	(8,467)
Structured securities(5)	6,556	1,322	0	(130)	0	(6,336)	0	77,660	(77,071)	2,001	0
Other assets:
Fixed maturities, trading	0	(83)	0	0	0	0	0	751	0	668	(83)
Equity securities	15,997	1,668	0	(7,767)	0	0	0	0	0	9,898	1,534
Other invested assets	4	0	0	0	0	0	0	0	0	4	0
Short-term investments	0	0	1,388	0	0	(1,388)	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	5,600,008	1,936,363	1,003,300	0	0	0	0	0	0	8,539,671	2,142,421
Receivables from parent and affiliates	9,261	190	0	0	0	(6,316)	0	0	0	3,135	0
Liabilities:
Future policy benefits	(5,588,840)	(1,945,323)	0	0	(995,403)	0	0	0	0	(8,529,566)	(2,151,380)
Policyholders' account balances(6)	(13,015)	(765,917)	0	0	(183,419)	0	0	0	0	(962,351)	(759,661)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2019
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(8,198)	$0	$3,615	$680	$(8,467)	$0
Other assets:
Fixed maturities, trading	0	(83)	0	0	0	(83)
Equity securities	0	1,668	0	0	0	1,534
Other invested assets	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	1,936,363	0	0	0	2,142,421	0
Receivables from parent and affiliates	0	0	0	190	0	0
Liabilities:
Future policy benefits	(1,945,323)	0	0	0	(2,151,380)	0
Policyholders' account balances	(765,917)	0	0	0	(759,661)	0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2018, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2018.

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,600)	$0	$(6,015)	$418	$(1,944)	$0
Other assets:
Fixed maturities, trading	0	0	0	0	0	0
Equity securities	0	(1,453)	0	0	0	(1,453)
Other invested assets	(5)	0	0	0	(5)	0
Short-term investments	(47)	0	0	0	(19)	0
Cash equivalents	(256)	0	0	0	0	0
Reinsurance recoverables	(782,025)	0	0	0	(573,853)	0
Receivables from parent and affiliates	0	0	(20)	67	0	0
Liabilities:
Future policy benefits	780,261	0	0	0	572,088	0
Policyholders' account balances	24,405	0	0	0	24,405	0
(1)Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.
(2)Other includes reclassifications of certain assets and liabilities between reporting categories.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities.
(5)Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities.
(6)Issuances and settlements for Policyholders' account balances are presented net in the rollforward.
(7)Effective January 1, 2020, the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period were added prospectively due to adoption of ASU 2018-13. Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2020
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,359,422	$1,359,422	$1,288,846
Policy loans	0	0	1,323,681	1,323,681	1,323,681
Cash and cash equivalents	29,653	0	0	29,653	29,653
Accrued investment income	0	93,613	0	93,613	93,613
Reinsurance recoverables	0	0	227,993	227,993	217,637
Receivables from parent and affiliates	0	154,503	0	154,503	154,503
Other assets	0	27,120	0	27,120	27,120
Total assets	$29,653	$275,236	$2,911,096	$3,215,985	$3,135,053
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,428,043	$286,533	$1,714,576	$1,704,220
Cash collateral for loaned securities	0	2,725	0	2,725	2,725
Short-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	75,990	0	75,990	75,990
Other liabilities	0	415,889	0	415,889	415,889
Total liabilities	$0	$1,922,647	$286,533	$2,209,180	$2,198,824

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2019
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,288,625	$1,288,625	$1,239,885
Policy loans	0	0	1,314,064	1,314,064	1,314,064
Cash and cash equivalents	15,557	0	0	15,557	15,557
Accrued investment income	0	89,448	0	89,448	89,448
Reinsurance recoverables	0	0	212,368	212,368	211,813
Receivables from parent and affiliates	0	149,415	0	149,415	149,415
Other assets	0	22,505	0	22,505	22,505
Total assets	$15,557	$261,368	$2,815,057	$3,091,982	$3,042,687
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,264,128	$277,782	$1,541,910	$1,541,355
Cash collateral for loaned securities	0	7,529	0	7,529	7,529
Short-term debt to affiliates	0	2,845	0	2,845	2,845
Payables to parent and affiliates	0	216,842	0	216,842	216,842
Other liabilities	0	387,109	0	387,109	387,109
Total liabilities	$0	$1,878,453	$277,782	$2,156,235	$2,155,680

(1)Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.
The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, unsettled trades and accounts receivable.
Reinsurance Recoverables
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements between the Company and related parties. See Note 9 for additional information about the Company's reinsurance arrangements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Short-term Debt to Affiliates
The fair value of short-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2020	2019	2018
	(in thousands)
Balance, beginning of year	$1,855,698	$1,613,922	$1,376,211
Capitalization of commissions, sales and issue expenses	758,469	451,773	346,885
Amortization-Impact of assumption and experience unlocking and true-ups	(27,844)	(34,619)	(54,772)
Amortization-All other	(112,718)	(78,699)	(81,054)
Change due to unrealized investment gains and losses	(39,861)	(37,337)	26,652
Other(1)(2)	192	(59,342)	0
Balance, end of year	$2,433,936	$1,855,698	$1,613,922

(1)Represents the impact of the January 1, 2020 adoption of ASU 2016-13. See Note 2 for details.
(2) Includes ceded DAC upon reinsurance agreement with Prudential Arizona Reinsurance Term Company and Prudential Arizona Reinsurance Captive Company in 2019. See Note 9 for additional information.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2020	2019
	(in thousands)
Life insurance – domestic	$17,167,209	$14,522,350
Life insurance – Taiwan	1,642,747	1,493,716
Individual annuities and supplementary contracts	810,989	677,266
Other contract liabilities	13,268,236	8,565,341
Total future policy benefits	$32,889,181	$25,258,673
Life insurance liabilities include reserves for death benefits. Individual annuities and supplementary contract liabilities include reserves for life contingent immediate annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwanese individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwanese reserves.
Future policy benefits for individual annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values range from 0.0% to 14.8%; less than 0.3% of the reserves based on an interest rate in excess of 8%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 0.3% to 2.6%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration life and annuity contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2020	2019
	(in thousands)
Interest-sensitive life contracts	$18,638,033	$17,793,669
Individual annuities	3,637,196	3,613,971
Guaranteed interest accounts	154,284	207,038
Other	1,428,061	1,264,145
Total policyholders’ account balances	$23,857,574	$22,878,823
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities and certain unearned revenues. Policyholders' account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. See Note 5 for additional information on the fair value of these embedded derivative instruments. Interest crediting rates for interest-sensitive life contracts range from 1.9% to 4.6% . Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 10.0%. Interest crediting rates range from 0.5% to 8.0% for other.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2020 and 2019, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2020		December 31, 2019
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$104,700,706	N/A	$101,413,706	N/A
Net amount at risk	$18,336	N/A	$23,061	N/A
Average attained age of contractholders	68 years	N/A	67 years	N/A
Minimum return or contract value
Account value	$19,949,435	$114,832,594	$20,008,013	$111,734,329
Net amount at risk	$1,272,073	$2,042,199	$1,423,229	$2,214,835
Average attained age of contractholders	71 years	68 years	70 years	68 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years
(1)Balances are gross of reinsurance.
(2)Includes income and withdrawal benefits.

	December 31, 2020	December 31, 2019

	In the Event of Death(1)(2)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$4,087,733	$3,781,929
General account value	$9,920,732	$9,169,757
Net amount at risk	$146,158,176	$147,370,237
Average attained age of contractholders	56 years	55 years
(1)Balances are gross of reinsurance.
(2)Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PAR U.
Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2020(1)	December 31, 2019(1)
	(in thousands)
Equity funds	$68,436,773	$67,526,437
Bond funds	51,126,536	48,484,071
Money market funds	1,578,516	1,877,377
Total	$121,141,825	$117,887,885
(1)Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $3.5 billion at both December 31, 2020 and December 31, 2019 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2020, 2019 and 2018 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 9 for further information regarding the external reinsurance arrangement.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance at December 31, 2017	$390,338	$4,997,310	$17,131	$5,452,583	$10,857,362
Incurred guarantee benefits(1)	71,467	717,444	1,889	136,256	927,056
Paid guarantee benefits	(35,800)	(76,944)	(2,032)	0	(114,776)
Change in unrealized investment gains and losses	(14,437)	(405,956)	(178)	0	(420,571)
Balance at December 31, 2018	411,568	5,231,854	16,810	5,588,839	11,249,071
Incurred guarantee benefits(1)	52,717	1,473,762	2,266	2,940,727	4,469,472
Paid guarantee benefits	(25,992)	(110,642)	(2,209)	0	(138,843)
Change in unrealized investment gains and losses	22,208	805,259	240	0	827,707
Balance at December 31, 2019	460,501	7,400,233	17,107	8,529,566	16,407,407
Incurred guarantee benefits(1)	114,878	1,368,759	3,490	4,698,248	6,185,375
Paid guarantee benefits	(37,804)	(126,148)	(1,667)	0	(165,619)
Change in unrealized investment gains and losses	31,488	720,741	318	0	752,547
Balance at December 31, 2020	$569,063	$9,363,585	$19,248	$13,227,814	$23,179,710
(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB, which includes the liability for no-lapse guarantees, and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held.
There were no deferred sales inducements balances at December 31, 2020 and 2019 because they were fully ceded.
9. REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), PALAC, Gibraltar Universal Life Reinsurance Company ("GUL Re") and Dryden Arizona Reinsurance Term Company (“DART”), its parent company Prudential Insurance, as well as third parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2020	2019
	(in thousands)
Reinsurance recoverables	$48,367,096	$40,710,159
Policy loans	(153,869)	(142,262)
Deferred policy acquisition costs	(6,574,020)	(6,989,618)
Deferred sales inducements	(445,493)	(515,968)
Other assets(1)	233,364	258,427
Policyholders’ account balances	4,773,439	4,934,544
Future policy benefits(2)	5,069,353	4,209,817
Other liabilities(3)	1,099,318	884,641
(1)Includes $0.0 million of unaffiliated activity as of both December 31, 2020 and 2019.
(2)Includes $0.0 million of unaffiliated activity as of both December 31, 2020 and 2019.
(3)Includes $42.6 million and $43.1 million of unaffiliated activity as of December 31, 2020 and 2019, respectively.
Reinsurance recoverables by counterparty are broken out below:

	December 31, 2020	December 31, 2019
	(in thousands)
PAR U	$13,352,845	$12,380,683
PALAC	15,941,123	11,635,405
PURC	5,368,831	4,692,769
PARCC	2,572,428	2,627,595
GUL Re	2,573,609	2,292,638
PAR Term	1,913,265	1,825,594
Prudential Insurance	2,421,226	1,764,512
Prudential of Taiwan	1,649,998	1,499,685
Term Re	1,766,978	1,506,366
DART	502,770	327,235
Unaffiliated	304,023	157,677
Total reinsurance recoverables	$48,367,096	$40,710,159

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2020	2019	2018
	(in thousands)
Premiums:
Direct	$1,923,708	$1,882,584	$1,807,809
Assumed(1)	184	206	230
Ceded(2)	(1,831,716)	(1,854,246)	(1,757,231)
Net premiums	92,176	28,544	50,808
Policy charges and fee income:
Direct	3,491,735	3,725,113	3,248,574
Assumed	587,466	519,265	497,751
Ceded(3)	(3,454,881)	(3,700,222)	(3,212,998)
Net policy charges and fee income	624,320	544,156	533,327
Net investment income:
Direct	372,822	398,762	330,058
Assumed	1,579	1,631	1,581
Ceded	(7,051)	(6,596)	(6,352)
Net investment income	367,350	393,797	325,287
Asset administration fees:
Direct	360,438	355,118	346,727
Assumed	0	0	0
Ceded	(341,300)	(339,062)	(332,359)
Net asset administration fees	19,138	16,056	14,368
Other income:
Direct	78,445	83,891	68,931
Assumed(4)	(1)	(293)	96
Ceded	165	(59)	(55)
Amortization of reinsurance income	4,647	21	3,992
Net other income	83,256	83,560	72,964
Realized investment gains (losses), net:
Direct	(3,593,799)	(1,912,241)	769,114
Assumed	0	0	0
Ceded(5)	3,530,823	1,795,492	(936,392)
Realized investment gains (losses), net	(62,976)	(116,749)	(167,278)
Policyholders’ benefits (including change in reserves):
Direct	3,584,011	3,352,159	2,647,574
Assumed(6)	1,055,277	885,542	599,589
Ceded(7)	(4,341,139)	(4,084,627)	(3,097,664)
Net policyholders’ benefits (including change in reserves)	298,149	153,074	149,499
Interest credited to policyholders’ account balances:
Direct	536,886	470,551	499,458
Assumed	136,153	135,355	141,307
Ceded	(439,664)	(418,677)	(468,772)
Net interest credited to policyholders’ account balances	233,375	187,229	171,993
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(1,589,113)	(1,772,111)	(1,587,360)
(1)Includes $0.2 million of unaffiliated activity for each of the years ended December 31, 2020, 2019 and 2018.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2)Includes $(10.5) million, $(0.6) million and $(0.2) million of unaffiliated activity for the years ended December 31, 2020, 2019 and 2018, respectively.
(3)Includes $(54) million, $(34) million and $(20) million of unaffiliated activity for the years ended December 31, 2020, 2019 and 2018, respectively.
(4)Includes $0 million, $(0.3) million and $0.1 million of unaffiliated activity for the years ended December 31, 2020, 2019 and 2018, respectively.
(5)Includes $73 million, $44 million and $(34) million of unaffiliated activity for the years ended December 31, 2020, 2019 and 2018, respectively.
(6)Includes $0.9 million, $1.9 million and $0.0 million of unaffiliated activity for the years ended December 31, 2020, 2019 and 2018, respectively.
(7)Includes $(70) million, $(30) million and $(10) million of unaffiliated activity for the years ended December 31, 2020, 2019 and 2018, respectively.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2020	2019	2018
	(in thousands)
Direct gross life insurance face amount in force	$1,045,775,819	$993,850,732	$936,489,617
Assumed gross life insurance face amount in force	38,818,752	39,877,183	40,811,929
Reinsurance ceded	(986,701,914)	(963,444,461)	(901,709,295)
Net life insurance face amount in force	$97,892,657	$70,283,454	$75,592,251

Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates prior to January 1, 2011.
Effective July 1, 2012, PLNJ reinsures an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates through December 31, 2019, excluding those policies that are subject to principle-based reserving.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement to reinsure its variable annuity base contracts, along with the living benefit guarantees to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance. This reinsurance agreement covers new and in-force business and excludes business reinsured externally. As of December 31, 2020, the Company discontinued the sales of traditional variable annuities with guaranteed living benefit riders. This discontinuation has no impact on the reinsurance agreement between PALAC, Prudential Insurance, and the Company.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
Prior to July 1, 2019, the Company reinsured 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 90% to 100% of the policy risk amount reinsured, which resulted in an initial transfer of $476 million in premiums and $409 million in expenses ceded with the difference being deferred and subsequently amortized through income.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates on or after January 1, 2017 through December 31, 2019, excluding those policies that are subject to principle-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector policies having no-lapse guarantees as well as certain of its universal policies with effective dates prior to January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

PAR Term
Prior to July 1, 2019, the Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 95% to 100% of the policy risk amount reinsured, which resulted in an initial transfer of $150 million in premiums and $115 million in expenses ceded with the difference being deferred and subsequently amortized through income.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwanese branch, including its Taiwanese insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
On August 11, 2020, Prudential International Insurance Holdings, Ltd. (“PIIH”), a subsidiary of Prudential Financial, entered into a Share Purchase Agreement with Taishin Financial Holding Co., Ltd. (the “Buyer”) pursuant to which PIIH has agreed to sell to the Buyer all of the issued and outstanding capital stock of Prudential of Taiwan. The Share Purchase Agreement contains customary warranties and covenants of PIIH and the Buyer. The Company expects the transaction to close in 2021, subject to regulatory approval and the satisfaction of customary closing conditions. The Buyer will provide Pruco Life a backstop indemnification and Pruco Life will provide a guarantee to stand ready to perform in the event of default by both Prudential of Taiwan and the Buyer.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014, through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement has been terminated for certain new business, primarily Universal Life insurance policies. As of January 1, 2020, the remaining portions of new business (specifically Term policies) ceased being reinsured by the Company to Prudential Insurance. Effective July 1, 2017, the Company reinsures a portion of the mortality risk directly to third-party reinsurers and retains all of the non-reinsured portion of the mortality risk. Effective July 1, 2019, this agreement has been recaptured for certain term life insurance policies which are now reinsured to PARCC and PAR Term as noted above.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In May 2018, Hartford Financial sold a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There was no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there was no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control. In January 2021, there was a definitive agreement announced to subsequently sell the two counterparties mentioned above. We anticipate there will be no impact to the terms, rights or obligations of the Company, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement to reinsure its variable annuity base contracts, along with the living benefit guarantees to Prudential Insurance. This reinsurance agreement covers new and in-force business.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018 through December 31, 2019, excluding those policies that are subject to principle-based reserving.
Information regarding significant third-party reinsurance arrangements is described below.
Union Hamilton
Between April 1, 2015 and December 31, 2016, the Company, excluding its subsidiary, reinsured approximately 50% of the new business related to “highest daily” living benefits rider guarantees on HDI v.3.0 product, available with Prudential Premier® Retirement Variable Annuity, to Union Hamilton. This reinsurance remains in force for the duration of the underlying annuity contracts. New sales of HDI v.3.0 subsequent to December 31, 2016 are not covered by this external reinsurance agreement. As of December 31, 2020, $3.2 billion of HDI v.3.0 account values are reinsured to Union Hamilton.
10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Current tax expense (benefit):
U.S. federal	$(358,548)	$56,371	$36,739
Total	(358,548)	56,371	36,739
Deferred tax expense (benefit):
U.S. federal	228,300	(115,503)	(89,380)
Total	228,300	(115,503)	(89,380)
Total income tax expense (benefit) on income (loss) before equity in earnings of operating joint ventures	(130,248)	(59,132)	(52,641)
Income tax expense (benefit) on equity in earnings of operating joint ventures	(518)	(1,773)	648
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	70,806	81,281	(55,174)
Total income tax expense (benefit)	$(59,960)	$20,376	$(107,167)
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2020, 2019 and 2018, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Expected federal income tax expense	$14,308	$33,345	$12,136
Non-taxable investment income	(46,836)	(52,291)	(49,845)
Tax credits	(27,980)	(40,602)	(40,272)
Changes in tax law	(70,121)	0	3,618
Settlements with taxing authorities	0	0	20,984
Other	381	416	738
Reported income tax expense (benefit)	$(130,248)	$(59,132)	$(52,641)
Effective tax rate	(191.2)%	(37.2)%	(91.1)%

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes and equity in earnings of operating joint venture.” The Company’s effective tax rate for fiscal years 2020, 2019 and 2018 was (191.2)%, (37.2)% and (91.1)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2020, 2019 and 2018, and the Company’s effective tax rate during the periods presented:
Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $45 million of the total $47 million of 2020 non-taxable investment income, $50 million of the total $52 million of 2019 non-taxable investment income, and $47 million of the total $50 million of 2018 non-taxable investment income. The DRD for the current period was estimated using information from 2019, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Tax credits. These amounts primarily represent tax credits relating to foreign taxes withheld on the Company’s separate account investments.
Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:
Tax Act of 2017. On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury or other standard-setting organizations, and recognized a $1 million reduction in income tax expense primarily related to refinements of our provisional estimates.
2018 Industry Issue Resolution. In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an acceleration of taxable income for the Company's 2017 tax return that would have otherwise been deductible in future years. Prior to the adoption of this Directive, the Company accounted for these future deductions as deferred tax assets measured using the current 21% corporate income tax rate. Upon adoption of the Directive, the tax benefits were revalued using the 35% tax rate applicable for the 2017 tax year and resulted in an increase in income tax expense of $5 million in 2018.
The CARES Act. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOLs”) originating in 2018, 2019, or 2020 to carry back those losses up to five years. For 2020, the Company has recorded an income tax benefit of $70 million from carrying the estimated 2020 NOL back to tax years that have a 35% tax rate.
Settlements with taxing authorities. During 2018, the Company reached an agreement with the IRS to resolve outstanding tax audit issues for tax years 2015 and 2016 and partially for 2017 which resulted in a $21 million increase to our income tax expense for 2018.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2020	2019
	(in thousands)
Deferred tax assets:
Insurance reserves	$296,635	$427,843
Other(1)	0	9,110
Deferred tax assets	296,635	436,953
Deferred tax liabilities:
Deferred policy acquisition cost	142,147	67,431
Net unrealized gain on securities	180,067	83,801
Investments	124,821	142,028
Other	4,032	0
Deferred tax liabilities	451,067	293,260
Net deferred tax asset (liability)	$(154,432)	$143,693
(1) Prior period amounts have been updated to conform to current period presentation.
The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2020 and 2019. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s “Income (loss) from operations before income taxes and equity in earnings of operating joint venture” includes income from domestic operations of $68 million, $159 million and $58 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2020	2019	2018
	(in thousands)
Balance at January 1,	$0	$0	$30,196
Increases in unrecognized tax benefits-prior years	0	0	0
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	0	0
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	0	(30,196)
Balance at December 31,	$0	$0	$0
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$0	$0
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The company did not recognize tax related interest and penalties.
At December 31, 2020, the Company remains subject to examination in the U.S. for tax years 2014 through 2020.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

11. EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Consolidated Statements of Comprehensive Income. Net unrealized investment gains (losses) are described in further detail in Note 2. The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2017	$(234)	$165,580	$165,346
Change in OCI before reclassifications	(17,745)	(257,432)	(275,177)
Amounts reclassified from AOCI	0	(2,549)	(2,549)
Income tax benefit (expense)	581	54,593	55,174
Cumulative effect of adoption of ASU 2016-01	0	(1,539)	(1,539)
Cumulative effect of adoption of ASU 2018-02	(50)	30,499	30,449
Balance, December 31, 2018	(17,448)	(10,848)	(28,296)
Change in OCI before reclassifications	9,572	435,919	445,491
Amounts reclassified from AOCI	0	(54,472)	(54,472)
Income tax benefit (expense)	(41)	(81,240)	(81,281)
Balance, December 31, 2019	(7,917)	289,359	281,442
Change in OCI before reclassifications	599	327,819	328,418
Amounts reclassified from AOCI	0	7,074	7,074
Income tax benefit (expense)	(479)	(70,327)	(70,806)
Balance, December 31, 2020	$(7,797)	$553,925	$546,128
(1)Includes cash flow hedges of $(8) million, $26 million, and $22 million as of December 31, 2020, 2019 and 2018, respectively.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$162	$7,734	$15,889
Net unrealized investment gains (losses) on available-for-sale securities(4)	(7,236)	46,738	(13,340)
Total net unrealized investment gains (losses)	(7,074)	54,472	2,549
Total reclassifications for the period	$(7,074)	$54,472	$2,549
(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 4 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on DAC and other costs, future policy benefits, policyholders’ account balances and other liabilities.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on available-for-sale fixed maturity securities and certain other invested assets and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from OCI those items that are included as part of “Net income” for a period that had been part of OCI in earlier periods. The amounts for the periods indicated below, split between amounts related to available-for-sale fixed maturity securities on which an OTTI had been previously recognized, an allowance for credit losses has been recognized, and all other net unrealized investment gains (losses), are as follows:
Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturity Securities on which an OTTI had been previously recognized

	Net Unrealized Gains (Losses) on Investments	DAC and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2017	$1,609	$(99)	$22	$(682)	$850
Net unrealized investment gains (losses) on investments arising during the period	(2,150)	0	0	451	(1,699)
Reclassification adjustment for (gains) losses included in net income	(20)	0	0	4	(16)
Reclassification adjustment for OTTI losses excluded from net income(1)	(128)	0	0	27	(101)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(53)	0	11	(42)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	15	(3)	12
Balance, December 31, 2018	(689)	(152)	37	(192)	(996)
Net unrealized investment gains (losses) on investments arising during the period	2,112	0	0	(450)	1,662
Reclassification adjustment for (gains) losses included in net income	210	0	0	(45)	165
Reclassification adjustment for OTTI losses excluded from net income(1)	(65)	0	0	14	(51)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	316	0	(67)	249
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(355)	76	(279)
Balance, December 31, 2019	1,568	164	(318)	(664)	750
Reclassification due to implementation of ASU 2016-13(4)	(1,568)	(164)	318	664	(750)
Balance, December 31, 2020	$0	$0	$0	$0	$0
(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(2)"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.
(3)"Other liabilities" primarily includes reinsurance payables.
(4)Represents net unrealized gains (losses) for which an OTTI had been previously recognized.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturity Securities on which an allowance for credit losses has been recognized and All Other

	Net Unrealized Gains (Losses) on Investments on Available-for-Sale Fixed Maturity Securities on which an allowance for credit losses has been recognized(1)	Net Unrealized Gains (Losses) on All Other Investments(3)	DAC and Other Costs(4)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(5)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2017	$0	$272,809	$1,832	$(28,998)	$(80,913)	$164,730
Net unrealized investment gains (losses) on investments arising during the period	0	(284,672)	0	0	59,778	(224,894)
Reclassification adjustment for (gains) losses included in net income	0	(2,529)	0	0	531	(1,998)
Reclassification adjustment for OTTI losses excluded from net income(2)	0	128	0	0	(27)	101
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	0	(67,575)	0	14,190	(53,385)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	0	97,003	(20,369)	76,634
Cumulative effect of adoption of ASU 2016-01	0	(2,368)	0	0	829	(1,539)
Cumulative effect of adoption of ASU 2018-02	0	0	0	0	30,499	30,499
Balance, December 31, 2018	0	(16,632)	(65,743)	68,005	4,518	(9,852)
Net unrealized investment gains (losses) on investments arising during the period	0	494,861	0	0	(105,395)	389,466
Reclassification adjustment for (gains) losses included in net income	0	(54,682)	0	0	11,646	(43,036)
Reclassification adjustment for OTTI losses excluded from net income(2)	0	65	0	0	(14)	51
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	0	488,806	0	(104,105)	384,701
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	0	(549,821)	117,100	(432,721)
Balance, December 31, 2019	0	423,612	423,063	(481,816)	(76,250)	288,609
Reclassification due to implementation of ASU 2016-13(6)	0	1,568	164	(318)	(664)	750
Net unrealized investment gains (losses) on investments arising during the period	616	416,479	0	0	(87,588)	329,507

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reclassification adjustment for (gains) losses included in net income	0	7,074	0	0	(1,486)	5,588
Reclassification due to allowance for credit losses recorded during the period	(616)	616	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	0	776,821	0	(163,131)	613,690
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	0	(866,097)	181,878	(684,219)
Balance, December 31, 2020	$0	$849,349	$1,200,048	$(1,348,231)	$(147,241)	$553,925
(1)Allowance for credit losses on available-for-sale fixed maturity securities effective January 1, 2020.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(3)Includes cash flow hedges. See Note 4 for information on cash flow hedges.
(4)"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.
(5)"Other liabilities" primarily includes reinsurance payables.
(6)Represents net unrealized gains (losses) for which an OTTI had been previously recognized.

12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) for the Company, including its subsidiary PLNJ, amounted to $(828) million, $262 million and $192 million for the years ended December 31, 2020, 2019 and 2018, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,304 million and $1,665 million at December 31, 2020 and 2019, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Also, if any dividend, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of 10% of statutory capital and surplus as of the preceding December 31 or its statutory net gain from operations excluding realized investment gains and losses for the twelve-month period ending on the preceding December 31, the dividend is considered to be an "extraordinary dividend" and requires the prior approval of the AZDOI. Based on these limitations, there is no capacity to pay a dividend in 2021. In December 2019, the Company paid a dividend of $250 million to its sole shareholder, Prudential Insurance, of which $146 million was an ordinary dividend and $104 million was recorded as a return of capital. The dividend was approved by the State of Arizona. The Company did not pay dividends to Prudential Insurance in 2020 and 2018.

13. RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2020, 2019 and 2018. The expense charged to the Company for the deferred compensation program was $5 million, $6 million and $6 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $17 million, $20 million and $23 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $18 million, $24 million and $28 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $7 million, $9 million and $10 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $529 million, $747 million and $739 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity. The Company’s share of corporate expenses was $76 million, $116 million and $69 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Corporate-Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $4,757 million at December 31, 2020 and $4,339 million at December 31, 2019. Fees related to these COLI policies were $50 million, $48 million and $45 million for the years ended December 31, 2020, 2019 and 2018, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million per individual policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $15 million, $14 million and $13 million for the years ended December 31, 2020, 2019 and 2018, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income.
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $111 million and $96 million as of December 31, 2020 and 2019, respectively. "Net investment income" related to these ventures includes a gain of $12 million, a gain of $9 million and a loss of $1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust. Income received from ASTISI and PGIM Investments related to this agreement was $344 million, $341 million and $333 million for the years ended December 31, 2020, 2019 and 2018, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from PGIM Investments related to this agreement was $11 million, $10 million and $10 million for the years ended December 31, 2020, 2019 and 2018, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.
Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2020	2019
							(in thousands)
U.S. dollar fixed rate notes	2020	-	2027	0.00%	-	14.85%	$111,970	$122,566
Total long-term notes receivable - affiliated(1)							$111,970	$122,566
(1)All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $1 million at both December 31, 2020 and 2019, and is included in “Other assets.” Revenues related to these loans were $4 million, $4 million and $5 million for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in “Other income.”

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)
Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net," respectively. The table below shows affiliated asset trades for the years ended December 31, 2020 and 2019:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
Prudential Insurance	February 2019	Sale	Commercial Mortgages	$4,995	$5,000	$(4)	$0
PALAC	April 2019	Sale	Equity Securities	$14,525	$13,466	$0	$1,059
Term Re	September 2019	Sale	Fixed Maturities	$9,178	$8,135	$0	$1,043
PURC	September 2019	Sale	Fixed Maturities	$8,399	$7,455	$0	$944
PAR U	September 2019	Sale	Fixed Maturities	$31,466	$28,146	$0	$3,320
Prudential Insurance	September 2019	Sale	Fixed Maturities	$10,702	$9,254	$1,144	$0
PURC	December 2019	Sale	Equity Securities	$7,767	$6,002	$0	$1,765
Par Term	December 2019	Sale	Fixed Maturities	$27,330	$24,739	$0	$2,591
PURC	December 2019	Sale	Fixed Maturities	$93,830	$75,586	$0	$18,244
PURC	December 2019	Sale	Fixed Maturities	$78,884	$68,645	$0	$10,239
Prudential Insurance	December 2019	Purchase	Other Invested Assets	$9,000	$9,000	$0	$0
Prudential Insurance	March 2020	Purchase	Other Invested Assets	$1,390	$1,390	$0	$0
Prudential Insurance	April 2020	Purchase	Fixed Maturities	$61,953	$59,659	$(1,812)	$0
Prudential Insurance	April 2020	Purchase	Fixed Maturities	$3,485	$3,320	$(130)	$0
GA BV LLC	July 2020	Transfer Out	Fixed Maturities	$1,914	$1,914	$0	$0
Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. There was no debt outstanding as of December 31, 2020. Short-term debt outstanding was $2.8 million as of December 31, 2019.
The total interest expense to the Company related to loans payable to affiliates was $0.7 million, $2.3 million and $0.7 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Contributed Capital and Dividends
In February of 2021, the Company received a capital contribution in the amount of $100 million from Prudential Insurance. In June, September, and December of 2020, the Company received capital contributions in the amounts of $325 million, $75 million and $175 million, respectively, from Prudential Insurance. In December of 2019, the Company received a capital contribution in the amount of $6 million from Prudential Insurance. In March of 2018, the Company received a capital contribution in the amount of $6 million from Prudential Insurance.
Through December 2020, the Company did not pay any dividends to Prudential Insurance. In December 2019, the Company paid a dividend in the amount of $250 million to Prudential Insurance. Through December 2018, the Company did not pay any dividends.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2020 and 2019, the outstanding balances on these commitments were $30 million and $26 million, respectively. These amounts include unfunded commitments that are not unconditionally cancellable. For related credit exposure, there was an allowance for credit losses of $0.0 million as of December 31, 2020, which is a change of $0.0 million for the twelve months ended December 31, 2020. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2020 and 2019, $354 million and $261 million, respectively, of these commitments were outstanding. These amounts include unfunded commitments that are not unconditionally cancellable. There were no related charges for credit losses for the twelve months ended December 31, 2020.
Guarantees
In July 2017, the Company formed a joint venture with CT Corp to provide life insurance solutions in Indonesia. The Company owns a 49% interest in the joint venture and has entered into a shareholders agreement with CT Corp that sets out their respective rights and obligations with respect to the joint venture. Among other things, the shareholders agreement obligates the Company and CT Corp to provide capital to the joint venture, as necessary to comply with applicable law or to maintain a specified minimum amount of capital in the joint venture. This obligation is not limited to a maximum amount. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2020, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $100 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification. In October 2019, plaintiff filed: (1) the First Amended Complaint adding Prudential Insurance Company of America and Pruco Life Insurance Company of New Jersey as defendants; and (2) a motion seeking preliminary certification of a settlement class, appointment of a class representative and class counsel, and preliminary approval of the proposed class action settlement. In November 2019, the court issued an order granting the motion for preliminary approval of the settlement. In June 2020, the court issued an order: (i) granting plaintiffs’ motion for certification of the settlement class; (ii) approving the proposed nationwide class settlement agreement; (iii) approving the class notice; (iv) awarding attorneys’ fees and costs to plaintiffs and a reduced incentive award to Behfarin; and (v) dismissing the action with prejudice, but maintaining jurisdiction over the settlement.
Doyle C. Stone v. PFI, et al.
In February 2021, a putative class action complaint entitled Doyle C. Stone v. Prudential Financial, Inc., Pruco Life Insurance Company, was filed in the United States District Court for the District of New Jersey. The complaint asserts claims against Prudential Financial, Inc. and Pruco Life Insurance Company for violation of the New Jersey Consumer Fraud Act, breach of contract, breach of fiduciary duty, breach of implied duty of good faith and fair dealing, misrepresentation and unjust enrichment, based on: (i) the Company’s alleged deficient identification, notification and payment practices for retirement plan participants in transferred group retirement, annuity and insurance plans (“Plan Participants”); and (ii) improper transfer of Plan Participant funds to its own accounts. The putative class includes all Plan Participants from January 2015 to the present.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2020 and 2019 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in thousands)
2020
Total revenues	$337,490	$206,054	$302,378	$277,342
Total benefits and expenses	266,192	225,426	269,772	293,739
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	71,298	(19,372)	32,606	(16,397)
Net income (loss)	$97,612	$9,532	$150,078	$(60,525)
2019
Total revenues	$222,412	$233,359	$273,205	$220,388
Total benefits and expenses	150,798	219,237	234,568	185,977
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	71,614	14,122	38,637	34,411
Net income (loss)	$87,788	$48,435	$43,373	$37,403

16.    REVISION TO PRIOR YEAR INFORMATION

Revision to 2019 and 2018 Consolidated Financial Statements

The Company identified an error in the presentation of certain cash flow activity related to policyholders' account balances that impacted several line items within previously issued Consolidated Statements of Cash Flows. While these items affect the cash flows from operating and financing activities, they had no impact on the net increase (decrease) in cash and cash equivalents for the previously reported periods. Prior period amounts have been revised in the financial statements to correct this error as shown below.

Management assessed the materiality of the misstatement described above on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), the consolidated financial statements for the years ended December 31, 2019 and 2018, which are presented herein, have been revised. The following are selected line items from the consolidated financial statements illustrating the effects of these revisions:

Consolidated Statements of Cash Flows

	Year Ended December 31, 2019
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Policy charges and fee income	$(126,300)	$73,142	$(53,158)
Cash flows from (used in) operating activities	(253,555)	73,142	(180,413)
CASH FLOWS FROM FINANCING ACTIVITIES:
Other, net	0	(73,142)	(73,142)
Cash flows from (used in) financing activities	491,393	(73,142)	418,251

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2018
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Policy charges and fee income	$(116,675)	$67,637	$(49,038)
Cash flows from (used in) operating activities	23,147	67,637	90,784
CASH FLOWS FROM FINANCING ACTIVITIES:
Other, net	0	(67,637)	(67,637)
Cash flows from (used in) financing activities	717,599	(67,637)	649,962

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of Pruco Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company and its subsidiary (the "Company") as of December 31, 2020 and 2019, and the related consolidated statements of operations and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 2020, including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for credit losses on certain financial assets reported at amortized cost, certain off-balance sheet exposures, and impairments for fixed maturities, available-for-sale in 2020, and the manner in which it accounts for certain financial assets and liabilities and in which it accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matters communicated below are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Valuation of Guaranteed Benefit Features Associated with Certain Life Products Included in the Liability for Future Policy Benefits

As described in Notes 2, 5, 7 and 8 to the consolidated financial statements, the Company issues certain life insurance products that include certain contract features, including no-lapse guarantees. The liability for no-lapse guarantee features is grouped with guaranteed minimum death benefit ("GMDB") features in Note 8. For GMDB contract features, additional policyholder liabilities are established when associated assessments are recognized. As of December 31, 2020, the additional liability for these contract features included in the liability for future policy benefits was $9.4 billion. As disclosed by management, this liability is established using current best estimate assumptions, including mortality rates, lapse rates, and premium pattern rates, as well as interest rate and equity market return assumptions, and is based on the ratio of the present value of total expected excess payments (i.e., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date.

The principal considerations for our determination that performing procedures relating to the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits is a critical audit matter are (i) the significant judgment by management to determine the aforementioned assumptions for the additional policyholder liabilities, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the aforementioned assumptions used in the valuation of the additional policyholder liabilities, and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits, including controls over the development of the assumptions used in the valuation of the additional policyholder liabilities. These procedures also included, among others, testing management’s process for determining the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits, which included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the appropriateness of management’s models and (ii) evaluating the reasonableness of the aforementioned assumptions used in the valuation based on industry knowledge and data as well as historical Company data and experience. The procedures also included testing the completeness and accuracy of data used to develop the aforementioned assumptions and testing that the aforementioned assumptions are accurately reflected in the models.

Valuation of the Deferred Acquisition Costs Related to Universal Life and Variable Life Products

As described in Notes 2 and 6 to the consolidated financial statements, the Company defers acquisition costs that relate directly to the successful acquisition of new and renewal insurance business to the extent such costs are deemed recoverable from future profits. As of December 31, 2020, a significant portion of the $2.4 billion of deferred policy acquisition costs ("DAC") are associated with universal life and variable life products. DAC related to universal life and variable life products is generally amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges. These margins are updated periodically based on historical and anticipated future experience. The DAC balance is regularly adjusted with a corresponding charge or credit to current period earnings for the impact of actual gross profits and changes in management’s projections of estimated future gross profits. DAC is subject to periodic recoverability testing.

The principal considerations for our determination that performing procedures relating to the valuation of DAC related to universal life and variable life products is a critical audit matter are (i) the significant judgment by management to determine the assumptions used in the projection of gross profits used to amortize DAC related to mortality rates, lapse rates, and premium pattern rates, as well as interest rate and equity market return assumptions (collectively, the “significant assumptions”), (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the significant assumptions, and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to the valuation of DAC related to universal life and variable life products, including controls over the development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the valuation of DAC related to universal life and variable life products, which included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the appropriateness of management’s models, and (ii) evaluating the reasonableness of the significant assumptions used in the valuation based on industry knowledge and data as well as historical Company data and experience. The procedures also included testing the completeness and accuracy of data used to develop the assumptions and testing that the assumptions are accurately reflected in the models.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 19, 2021

We have served as the Company's auditor since 1996.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:
(a)    Financial Statements
(1)    Financial Statements of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).
(2)    Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiary consisting of the Consolidated Statements of Financial Position as of December 31, 2020 and 2019, and the related Consolidated Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2020, including the related Notes and Financial Statement Schedule appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Description

(1)
Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(2)	Not Applicable.

(3)(a)
Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)(1)
Specimen Affiliated Insurer Amendment to Selling Agreement Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)(2)
List of Broker Dealers selling under original Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)(3)
List of Broker Dealers that executed Amendment to Selling Agreement. (Note 10)Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)(a)
Form of B, L, and X Base Contract P-BLX/IND (2/10) and Form of "C" Base Contract P-CR/IND (2/10) (including B, L, X & C schedule pages). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4) (a)(1)
Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2-10), P-L-DCD-IND(2/10), (P-X-DCD-IND(2/10) and (P-C-DCD-IND (2/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)
Form of Medically Related Surrender Endorsement P-END-MRS (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(c)
Form of Medically Related Surrender Schedule Supplement P-SCH-MRS (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(d)
Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(e)
Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(f)
Form of Market Value Adjustment Option Rider P-RID-MVA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(g)
Form of Market Value Adjustment Option Rider Schedule Supplement P-SCH-MVA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(h)
Form of Dollar Cost Averaging Program Rider P-RID-DCA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(i)
Form of Dollar Cost Averaging Program Schedule Supplement P-SCH-DCA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(j)
Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(k)
Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(l)
Form of Combination Death Benefit Rider P-RID-HAVROLL (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(m)
Form of Combination Death Benefit Schedule Supplement P-SCH-HAVROLL (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(n)
Form of Individual Retirement Annuity Endorsement P-END-IRA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(o)
Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(p)
Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(q)
Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(r)
Form of Highest Daily Lifetime 6 Plus Benefit Rider (P-RID-HD6-(02/10)). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(s)
Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-(02/10)). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(t)
Form of Highest Daily Lifetime 6 Plus with LIA Benefit Rider (P-RID-HD6-LIA-(02/10)). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(u)
Form of Highest Daily Lifetime 6 Plus with LIA Schedule (P-SCH-HD6-LIA-(02/10)). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(v)
Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09). Incorporated by reference to Post-Effective Amendment No. 23 to Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(w)
Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09). Incorporated by reference to Post-Effective Amendment No. 23 to Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(x)
Form of GRO Plus II benefit rider (P-RID-GRO (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(y)
Form of GRO Plus II benefit schedule (P-SCH-GRO (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(z)
Form of 403(b) Annuity Endorsement (P-END-403 (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(aa)
Form of Beneficiary Annuity Endorsement P-ENDBENE (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(ab)
Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-INC(2/10), P-L-DCD-IND(2/10), (P-X-DCD-IND92/10), and (P-C-DCD-IND(2/10)). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ac)
Form of Affiliation Credit Endorsement P-END-ACE(2/10). Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ad)
Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10)). Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 333-162673, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ae)
Highest Daily Lifetime Income Benefit Rider P-RID-HD(1/11). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(af)
Highest Daily Lifetime Income Benefit Schedule Supplement P-SCH-HD (1/11). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ag)
Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Rider P-RID-HD-LIA(1/11). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ah)
Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Schedule Supplement P-SCH-HD-LIA(1/11). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ai)
Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(aj)
Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ak)
Form of Highest Daily Lifetime Income Benefit 2.0 with LIA rider (P-RID-HD-LIA-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(al)
Form of Highest Daily Lifetime Income Benefit 2.0 with LIA schedule (P-SCH-HD-LIA-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(am)
Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB rider (P-RID-HD-HDB-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(an)
Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB schedule (P-SCH-HD-HDB-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ao)
Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13) (includes schedule pages). Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162673, filed February 13, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ap)
Form of Highest Daily Lifetime Income Benefit v2.1 w/HDDB rider P-RID-HD-HDB(2-13) (includes schedule pages). Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162673, filed February 13, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(aq)
Amendatory Tax Endorsement. Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162673, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(5)(a)
Application form for the Contract P-VAA (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)
Form of Application form for the Contract P-IBVAA (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(c)
Form of Application for the Contract ORD202826 Rev (7/12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(d)
Form of Applications for the Contract ORD202826 Rev (2/13) and Beneficiary Contract ORD202828 Rev (2/13). Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162673, filed February 13, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(6)(a)
Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(7)	Copy of Contract of reinsurance in connection with Variable Annuity Contracts:

(a)
Coinsurance Agreement for HD6+. Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)	Pruco Reinsurance Ltd. for HDI benefit filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-170466 filed April 1, 2011.

(c)
Coinsurance Agreement for HD1 2.0. Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162673, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)
AST Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC.Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)
Copy of Franklin Templeton Fund Participation Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(c)
Shareholder Information Agreement (Sample Rule 22C-2). Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(d)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162673, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(e)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 27 to Registration No. 333-162673, filed April 5, 2018 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(9)	Opinion of Counsel. Filed Herewith

(10)	Written Consent of Independent Registered Public Accounting Firm. Filed Herewith.

(13)	Powers of Attorney:

(a)	Power of Attorney for Dylan J. Tyson. Filed Herewith

(b)	Power of Attorney for Susan M. Mann. Filed Herewith

(c)	Power of Attorney for Markus Coombs. Filed Herewith

(d)	Power of Attorney for Nandini Mongia. Filed Herewith

(e)	Power of Attorney for Candace J. Woods. Filed Herewith

(f)	Power of Attorney for Caroline A. Feeney. Filed Herewith

(g)	Power of Attorney for Salene Hitchcock-Gear.Filed Herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President & Chief Executive Officer and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Markus Coombs 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia Three Gateway Center Newark, New Jersey 07102-4061	Director and Treasurer
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 19, 2021, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2021, there were 53,521 Qualified contract owners and 17,413 Non-Qualified contract owners of the X series, 209,787 Qualified contract owners and 77,410 Non-Qualified contract owners of the B series, 73,150 Qualified contract owners and 29,811 Non-Qualified contract owners of the L series, and 6,123 Qualified contract owners and 4,125 Non-Qualified contract owners of the C series.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.
(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery 213 Washington Street Newark, New Jersey 07102-2917	President & Chief Executive Officer and Director
Anju Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Administrative Officer, Vice President and Director
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102-2917	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103-3509	Senior Vice President and Director

Francine B. Boucher Three Gateway Center Newark, New Jersey 07102-4061	Chief Legal Officer, Vice President and Secretary
Kevin Chaillet 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Shane T. McGrath 280 Trumbull Street Hartford, Connecticut 06103-3509	Chief Compliance Officer and Vice President
Lynn Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Scott Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith Three Gateway Center Newark, New Jersey 07102-4061	Anti-Money Laundering Officer

ITEM 29. PRINCIPAL UNDERWRITERS:
(c)    Commissions received by PAD during 2020 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$528,879,454.81	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 32. UNDERTAKINGS
(a)    Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)    Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.
(c)    Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.
(d)    Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.
(e)    Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

EXHIBITS

Exhibit No.	Description
(9)	Opinion of Counsel.

(10)	Written Consent of Independent Registered Public Accounting Firm.

(13)(a)	Power of Attorney for Dylan J. Tyson.

(13)(b)	Power of Attorney for Susan M. Mann.

(13)(c)	Power of Attorney for Markus Coombs.

(13)(d)	Power of Attorney for Nandini Mongia.

(13)(e)	Power of Attorney for Candace J. Woods.

(13)(f)	Power of Attorney for Caroline A. Feeney.

(13)(g)	Power of Attorney for Salene Hitchcock-Gear.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 5th day of April 2021.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	April 5, 2021
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	April 5, 2021
Susan M. Mann
Markus Coombs*	Director and Vice President	April 5, 2021
Markus Coombs
Nandini Mongia*	Director and Treasurer	April 5, 2021
Nandini Mongia
Candace J. Woods*	Director	April 5, 2021
Candace J. Woods
Caroline A. Feeney*	Director	April 5, 2021
Caroline A. Feeney
Salene Hitchcock-Gear*	Director	April 5, 2021
Salene Hitchcock-Gear

By:	/s/ Richard H. Kirk
Richard H. Kirk
* Executed by Richard H. Kirk on behalf of those indicated pursuant to Power of Attorney.